DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2023
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Schedule of Investments
Enhanced U.S. Large Company Portfolio
U.S. Large Cap Value Portfolio
U.S. Targeted Value Portfolio
U.S. Small Cap Value Portfolio
U.S. Core Equity 1 Portfolio
U.S. Core Equity 2 Portfolio
U.S. Vector Equity Portfolio
U.S. Small Cap Portfolio
U.S. Micro Cap Portfolio
DFA Real Estate Securities Portfolio
Large Cap International Portfolio
International Core Equity Portfolio
International Small Company Portfolio
Global Small Company Portfolio
Japanese Small Company Portfolio
Asia Pacific Small Company Portfolio
United Kingdom Small Company Portfolio
Continental Small Company Portfolio
DFA International Real Estate Securities Portfolio
DFA Global Real Estate Securities Portfolio
DFA International Small Cap Value Portfolio
International Vector Equity Portfolio
World ex U.S. Value Portfolio
World ex U.S. Targeted Value Portfolio
World ex U.S. Core Equity Portfolio
Selectively Hedged Global Equity Portfolio
Notes to Schedule of Investments
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
AMBAC	American Municipal Bond Assurance Corporation
CP	Certificate Participation
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
ST	Special Tax
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollars
USD	United States Dollar

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Security Valuation Note within the Notes to Schedules of Investments.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of July 31, 2023.
Δ	Zero Coupon Security.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).
»	Securities that have been fair value factored. See Note B to Financial Statements.
π	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at July 31, 2023. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

Enhanced U.S. Large Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (74.2%)
AUSTRALIA — (0.5%)
Glencore Funding LLC
Ω	4.625%, 04/29/24		1,150	$1,139,389
CANADA — (9.9%)
Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.465%, FRN, 5.743%, 01/10/25		173	172,263
(r)	SOFR + 1.060%, FRN, 6.256%, 06/07/25		110	110,385
(r)	SOFR + 1.330%, FRN, 6.411%, 06/05/26		683	687,548
Bank of Nova Scotia
	0.700%, 04/15/24		3,000	2,895,058
Brookfield Finance, Inc.
	4.000%, 04/01/24		400	394,663
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.722%, 10/18/24		2,014	2,007,434
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		2,450	2,375,828
Enbridge, Inc.
	2.150%, 02/16/24		500	489,385
PSP Capital, Inc.
	3.290%, 04/04/24	CAD	5,000	3,744,511
Royal Bank of Canada
	2.550%, 07/16/24		2,000	1,940,572
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	9,500	7,090,869
TOTAL CANADA				21,908,516
DENMARK — (0.3%)
Denmark Government Bond
Δ	0.000%, 11/15/24	DKK	5,000	706,672
FRANCE — (4.4%)
Banque Federative du Credit Mutuel SA
Ω	0.650%, 02/27/24		200	194,057
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω	5.510%, 02/04/25		1,000	992,910
BNP Paribas SA
Ω	3.375%, 01/09/25		1,900	1,836,500
		Face Amount^	Value†
		(000)
FRANCE — (Continued)
BPCE SA
Ω	2.375%, 01/14/25	2,265	$2,136,409
Credit Agricole SA
Ω	3.875%, 04/15/24	2,300	2,265,401
Societe Generale SA
Ω	3.875%, 03/28/24	500	492,714
Ω	2.625%, 10/16/24	2,000	1,917,704
TOTAL FRANCE			9,835,695
GERMANY — (3.8%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	2,500	2,423,520
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25	1,871	1,807,140
Mercedes-Benz Finance North America LLC
Ω	0.750%, 03/01/24	500	484,440
Ω	3.250%, 08/01/24	1,750	1,710,778
Volkswagen Group of America Finance LLC
Ω	0.875%, 11/22/23	2,000	1,968,442
TOTAL GERMANY			8,394,320
IRELAND — (1.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24	2,300	2,222,416
ITALY — (2.0%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24	2,202	2,122,259
Republic of Italy Government International Bond
	2.375%, 10/17/24	2,500	2,393,915
TOTAL ITALY			4,516,174
JAPAN — (3.8%)
American Honda Finance Corp.
	0.550%, 07/12/24	1,000	953,834
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24	2,500	2,465,200
Nomura Holdings, Inc.
	2.648%, 01/16/25	2,500	2,377,536
ORIX Corp.
	4.050%, 01/16/24	425	420,635

Enhanced U.S. Large Company Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		300	$291,222
Sumitomo Mitsui Trust Bank Ltd.
	0.850%, 03/25/24		2,000	1,936,168
TOTAL JAPAN				8,444,595
NETHERLANDS — (5.5%)
BNG Bank NV
	2.000%, 04/12/24	GBP	500	625,285
	5.250%, 05/20/24	AUD	10,000	6,747,717
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		3,500	3,393,632
ING Groep NV
	3.550%, 04/09/24		1,500	1,476,458
TOTAL NETHERLANDS				12,243,092
NORWAY — (1.6%)
Kommunalbanken AS
	5.250%, 07/15/24	AUD	5,300	3,579,407
SPAIN — (1.0%)
Banco Santander SA
	2.706%, 06/27/24		1,200	1,164,685
Santander Holdings USA, Inc.
	3.500%, 06/07/24		1,000	976,449
TOTAL SPAIN				2,141,134
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.6%)
International Finance Corp.
	1.450%, 07/22/24	AUD	2,000	1,304,564
SWEDEN — (2.2%)
Kommuninvest I Sverige AB
	1.000%, 10/02/24	SEK	50,000	4,586,523
Swedbank AB
Ω	0.600%, 09/25/23		400	396,756
TOTAL SWEDEN				4,983,279
SWITZERLAND — (1.1%)
UBS AG
Ω	0.700%, 08/09/24		2,450	2,328,118
UNITED KINGDOM — (3.6%)
BAT Capital Corp.
	3.222%, 08/15/24		1,000	973,229
HSBC USA, Inc.
	3.750%, 05/24/24		1,250	1,228,482
	3.500%, 06/23/24		1,100	1,077,931
Nationwide Building Society
Ω	0.550%, 01/22/24		1,475	1,438,225
NatWest Markets PLC
Ω	0.800%, 08/12/24		350	332,026
		Face Amount^	Value†
		(000)
UNITED KINGDOM — (Continued)
Ω	2.750,06/26/24	2,958	$2,882,229
	TOTAL UNITED KINGDOM		7,932,122
UNITED STATES — (32.9%)
	American Express Co.
	3.375%, 05/03/24	1,075	1,056,490
	American Express Co., Floating Rate Note, SOFR + 0.930%, FRN
(r)	6.114%, 03/04/25	500	502,027
	American Tower Corp.
	0.600%, 01/15/24	500	488,384
	American Water Capital Corp.
	3.400%, 03/01/25	2,600	2,517,989
	Ameriprise Financial, Inc.
	3.000%, 04/02/25	1,814	1,742,391
	Amgen, Inc.
	3.125%, 05/01/25	3,000	2,880,380
	Arrow Electronics, Inc.
	3.250%, 09/08/24	1,500	1,455,860
	Bank of New York Mellon Corp., Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.940%, 04/25/25	1,500	1,497,202
	Boardwalk Pipelines LP
	4.950%, 12/15/24	1,500	1,477,224
	Brixmor Operating Partnership LP
	3.850%, 02/01/25	1,800	1,731,575
	Capital One Financial Corp.
	3.200%, 02/05/25	600	572,866
	Cardinal Health, Inc.
	3.079%, 06/15/24	2,750	2,685,232
	Charles Schwab Corp.
	0.750%, 03/18/24	174	168,437
	Cigna Group
	3.500%, 06/15/24	40	39,282
	Discover Bank
	2.450%, 09/12/24	750	715,888
	Discover Financial Services
	3.950%, 11/06/24	1,500	1,459,735
	Edison International
	3.550%, 11/15/24	1,500	1,453,645
Elevance Health, Inc.
	3.500%, 08/15/24	200	195,569
	2.375%, 01/15/25	2,800	2,676,944
	Energy Transfer LP
	2.900%, 05/15/25	2,000	1,905,699
	EOG Resources, Inc.
	3.150%, 04/01/25	2,107	2,036,389
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	3,000	2,931,680

Enhanced U.S. Large Company Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Fidelity National Information Services, Inc.
	0.600%, 03/01/24	2,500	$2,422,701
General Motors Financial Co. Inc.
	1.050%, 03/08/24	500	485,691
General Motors Financial Co., Inc.
	3.800%, 04/07/25	1,500	1,456,311
Georgia-Pacific LLC
Ω	0.625%, 05/15/24	2,000	1,923,126
International Business Machines Corp.
	3.000%, 05/15/24	2,200	2,158,519
John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r)	5.866%, 06/08/26	1,072	1,076,332
Kinder Morgan Energy Partners LP
	4.250%, 09/01/24	1,500	1,476,021
Lazard Group LLC
	3.750%, 02/13/25	1,500	1,447,912
MPLX LP
	4.875%, 12/01/24	1,250	1,234,084
National Rural Utilities Cooperative Finance Corp.
	0.350%, 02/08/24	2,000	1,945,169
Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,435,706
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,004	982,062
ONEOK, Inc.
	2.750%, 09/01/24	360	348,495
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.125%, 08/01/23	578	578,000
Ω	2.700%, 11/01/24	1,183	1,133,747
Phillips 66
	3.850%, 04/09/25	2,500	2,431,507
Realty Income Corp.
	3.875%, 07/15/24	2,500	2,453,165
Sherwin-Williams Co.
	4.050%, 08/08/24	1,389	1,365,546
Simon Property Group LP
	2.000%, 09/13/24	3,650	3,505,219
Ventas Realty LP
	3.750%, 05/01/24	1,000	981,588
	3.500%, 02/01/25	400	384,176
VF Corp.
	2.400%, 04/23/25	3,000	2,824,297
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Walgreens Boots Alliance, Inc.
	3.800%, 11/18/24	2,500	$2,436,951
Wells Fargo & Co.
	3.300%, 09/09/24	3,000	2,931,081
Willis North America, Inc.
	3.600%, 05/15/24	500	490,606
TOTAL UNITED STATES			73,098,900
TOTAL BONDS			164,778,393
U.S. TREASURY OBLIGATIONS — (22.1%)
U.S. Treasury Bonds
	6.250%, 08/15/23	7,000	7,001,718
U.S. Treasury Notes
	0.375%, 04/15/24	30,300	29,254,887
	2.000%, 06/30/24	8,000	7,758,437
U.S. Treasury Notes, Floating Rate Note,
(r)	3M USTMMR + 0.169%, FRN, 5.510%, 04/30/25	5,000	5,005,342
TOTAL U.S. TREASURY OBLIGATIONS			49,020,384
COMMERCIAL PAPER — (2.8%)
GERMANY — (0.9%)
BASF SE
Ω	5.350%, 09/18/23	2,000	1,985,226
SWITZERLAND — (0.2%)
Glencore Funding LLC
Ω	5.670%, 11/10/23	400	393,580
UNITED KINGDOM — (1.7%)
GlaxoSmithKline LLC
Ω	5.330%, 11/20/23	2,000	1,966,052
Lloyds Bank PLC
	5.711%, 11/08/23	2,000	1,969,105
TOTAL UNITED KINGDOM			3,935,157
TOTAL COMMERCIAL PAPER (Cost $6,316,252)			6,313,963
TOTAL INVESTMENT SECURITIES (Cost $226,309,844)			220,112,740

Enhanced U.S. Large Company Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	173,812	$2,010,488
TOTAL INVESTMENTS — (100.0%)
(Cost $228,320,162)^^			$222,123,228
As of July 31, 2023, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	720,525	DKK	4,786,962	Citibank, N.A.	08/21/23	$13,423
USD	635,759	GBP	490,600	Citibank, N.A.	08/30/23	6,062
Total Appreciation						$19,485
USD	11,580,387	AUD	17,414,228	Bank of America Corp.	08/11/23	$(120,372)
USD	4,501,856	SEK	48,676,642	Bank of America Corp.	10/02/23	(136,002)
USD	10,851,723	CAD	14,313,061	State Street Bank and Trust	10/17/23	(13,641)
Total (Depreciation)						$(270,015)
Total Appreciation (Depreciation)						$(250,530)
As of July 31, 2023, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	998	09/15/23	$210,705,545	$230,263,550	$19,558,005
Total Futures Contracts			$210,705,545	$230,263,550	$19,558,005
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$1,139,389	—	$1,139,389
Canada	—	21,908,516	—	21,908,516
Denmark	—	706,672	—	706,672
France	—	9,835,695	—	9,835,695
Germany	—	8,394,320	—	8,394,320
Ireland	—	2,222,416	—	2,222,416
Italy	—	4,516,174	—	4,516,174
Japan	—	8,444,595	—	8,444,595
Netherlands	—	12,243,092	—	12,243,092
Norway	—	3,579,407	—	3,579,407
Spain	—	2,141,134	—	2,141,134

Enhanced U.S. Large Company Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Supranational Organization Obligations	—	$1,304,564	—	$1,304,564
Sweden	—	4,983,279	—	4,983,279
Switzerland	—	2,328,118	—	2,328,118
United Kingdom	—	7,932,122	—	7,932,122
United States	—	73,098,900	—	73,098,900
U.S. Treasury Obligations	—	49,020,384	—	49,020,384
Commercial Paper	—	6,313,963	—	6,313,963
Securities Lending Collateral	—	2,010,488	—	2,010,488
Forward Currency Contracts**	—	(250,530)	—	(250,530)
Futures Contracts**	$19,558,005	—	—	19,558,005
TOTAL	$19,558,005	$221,872,698	—	$241,430,703
** Valued at the unrealized appreciation/(depreciation) on the investment.

U.S. Large Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$23,855,058,399
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$23,855,058,399
Summary of the Portfolio’s Master Fund’s investments as of July 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.0%)
COMMUNICATION SERVICES — (2.5%)
#*	Advantage Solutions, Inc.	45,626	$118,171
#*	AMC Networks, Inc., Class A	217,559	2,745,595
#*	Angi, Inc.	158,789	614,513
#	ATN International, Inc.	144,669	5,257,271
#*	Bandwidth, Inc., Class A	123,144	1,865,632
*	Boston Omaha Corp., Class A	177,404	3,462,926
*	Bumble, Inc., Class A	409,048	7,575,569
#	Cable One, Inc.	4,677	3,385,867
#*	Cardlytics, Inc.	28,602	333,785
*	Cargurus, Inc.	115,303	2,612,766
#*	Cars.com, Inc.	558,620	12,742,122
*	comScore, Inc.	127,242	98,511
*	Consolidated Communications Holdings, Inc.	879,339	3,148,034
*	Cumulus Media, Inc., Class A	99,089	628,224
*	Daily Journal Corp.	2,362	683,846
#	DallasNews Corp.	20,978	96,499
*	DHI Group, Inc.	381,875	1,439,669
#*	DISH Network Corp., Class A	266,959	2,116,985
#*	EchoStar Corp., Class A	313,198	6,085,437
#	Entravision Communications Corp., Class A	696,619	3,329,839
*	EW Scripps Co., Class A	734,691	7,244,053
*	FG Group Holdings, Inc.	164,212	266,023
#*	Frontier Communications Parent, Inc.	359,338	6,543,545
*	Gaia, Inc.	108,464	254,890
#*	Gannett Co., Inc.	657,043	1,852,861
»	GCI Liberty, Inc.	134,177	121,355
	Gray Television, Inc.	695,530	6,586,669
*	IDT Corp., Class B	13,792	327,146
#*	iHeartMedia, Inc., Class A	10,034	47,461
*	IMAX Corp.	50,395	927,772
*	Integral Ad Science Holding Corp.	80,320	1,674,672
#	IZEA Worldwide, Inc.	5,509	13,167
#	John Wiley & Sons, Inc., Class A	271,580	9,296,183
	John Wiley & Sons, Inc., Class B	455	15,463
*	Lee Enterprises, Inc.	3,185	44,272
*	Liberty Latin America Ltd., Class A	285,798	2,400,703
#*	Liberty Latin America Ltd., Class C	1,145,754	9,532,673
*	Liberty Media Corp.-Liberty SiriusXM, Class A	29,300	928,810
*	Liberty Media Corp.-Liberty SiriusXM, Class C	34,572	1,100,427
#*	Lions Gate Entertainment Corp., Class A	369,766	2,839,803
*	Lions Gate Entertainment Corp., Class B	318,778	2,333,455
#	Lumen Technologies, Inc.	939,553	1,681,800
*	Madison Square Garden Entertainment Corp.	158,837	5,533,881
#*	Magnite, Inc.	634,777	9,604,176
#	Marcus Corp.	255,957	3,992,929
	News Corp., Class A	1,470,895	29,153,139
	News Corp., Class B	754,686	15,176,735
#	Nexstar Media Group, Inc.	313,260	58,491,907
#*	Paltalk, Inc.	5,029	8,901
	Paramount Global, Class A	512	9,861
	Paramount Global, Class B	52,261	837,744
*	Playstudios, Inc.	92,902	458,007
#*	PubMatic, Inc., Class A	204,715	4,092,253

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	QuinStreet, Inc.	372,452	$3,307,374
*	Quotient Technology, Inc.	4,491	17,695
#*	Reading International, Inc., Class A	22,870	60,834
	Saga Communications, Inc., Class A	41,399	895,874
#	Scholastic Corp.	334,814	14,460,617
#	Shenandoah Telecommunications Co.	195,141	3,643,282
#	Sinclair, Inc.	153,064	2,129,120
#	Skillz, Inc., Class A	1,663	19,890
#*	Sphere Entertainment Co.	158,837	6,742,631
	Spok Holdings, Inc.	159,766	2,342,170
	TEGNA, Inc.	1,329,123	22,462,179
	Telephone & Data Systems, Inc.	710,745	5,700,175
#*	Thryv Holdings, Inc.	236,147	5,596,684
	Townsquare Media, Inc., Class A	60,457	724,275
*	TripAdvisor, Inc.	505,131	9,420,693
*	TrueCar, Inc.	703,428	1,723,399
#*	U.S. Cellular Corp.	401,235	7,105,872
*	Urban One, Inc.	258,944	1,470,802
*	Urban One, Inc.	45,533	260,904
*	Vimeo, Inc.	11,808	48,649
#*	WideOpenWest, Inc.	222,103	1,830,129
*	Yelp, Inc.	247,255	11,138,838
*	Ziff Davis, Inc.	107,828	7,819,687
TOTAL COMMUNICATION SERVICES			350,655,770
CONSUMER DISCRETIONARY — (14.6%)
#*	1-800-Flowers.com, Inc., Class A	290,534	2,521,835
#*	1stdibs.com, Inc.	67,898	277,024
#*	2U, Inc.	127,063	607,361
#	Aaron's Co., Inc.	210,853	3,335,694
#*	Abercrombie & Fitch Co., Class A	436,246	17,279,704
#	Academy Sports & Outdoors, Inc.	504,976	30,192,515
#	Acushnet Holdings Corp.	122,405	7,299,010
#*	Adient PLC	766,719	32,631,561
#	ADT, Inc.	841,418	5,368,247
*	Adtalem Global Education, Inc.	465,372	20,122,685
	AMCON Distributing Co.	2,433	520,662
*	American Axle & Manufacturing Holdings, Inc.	838,294	7,921,878
#	American Eagle Outfitters, Inc.	1,554,711	21,843,690
*	American Outdoor Brands, Inc.	142,349	1,352,316
*	American Public Education, Inc.	143,188	717,372
#*	America's Car-Mart, Inc.	68,128	8,115,407
#	Ark Restaurants Corp.	39,117	699,803
#*	Asbury Automotive Group, Inc.	89,265	20,138,184
	Autoliv, Inc.	4,564	460,645
#*	AutoNation, Inc.	479,761	77,231,926
#*	Bally's Corp.	23,045	375,173
#*	Barnes & Noble Education, Inc.	328,292	482,589
	Bassett Furniture Industries, Inc.	94,140	1,656,864
*	Beazer Homes USA, Inc.	151,803	5,105,135
	Big 5 Sporting Goods Corp.	30,819	294,938
	Big Lots, Inc.	197,256	2,021,874
#*	Biglari Holdings, Inc., Class A	952	957,940
*	Biglari Holdings, Inc., Class B	16,548	3,361,892
*	BJ's Restaurants, Inc.	231,709	8,726,161
#*	Boot Barn Holdings, Inc.	98,730	9,270,747
	BorgWarner, Inc.	1,734,241	80,642,207
	Brunswick Corp.	66,465	5,736,594
	Build-A-Bear Workshop, Inc.	146,974	3,608,212

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Caleres, Inc.	333,805	$9,026,087
#*	Capri Holdings Ltd.	519,525	19,175,668
*	CarParts.com, Inc.	271,294	1,361,896
#	Carriage Services, Inc.	58,441	1,891,735
*	Carrols Restaurant Group, Inc.	244,603	1,440,712
#	Cato Corp., Class A	189,271	1,608,804
*	Cavco Industries, Inc.	71,124	21,027,811
#*	Century Casinos, Inc.	25,973	206,485
	Century Communities, Inc.	339,013	26,178,584
*	Chegg, Inc.	538,258	5,452,554
#*	Chico's FAS, Inc.	900,174	5,491,061
#*	Children's Place, Inc.	9,207	289,468
#*	Chuy's Holdings, Inc.	193,478	8,046,750
*	Citi Trends, Inc.	58,430	1,101,406
#	Clarus Corp.	98,128	873,339
*	Conn's, Inc.	211,246	1,039,330
*	Container Store Group, Inc.	391,084	1,431,367
#*	Cooper-Standard Holdings, Inc.	30,539	562,528
*	Culp, Inc.	107,228	611,200
	Dana, Inc.	1,130,814	21,462,850
*	Delta Apparel, Inc.	47,838	396,099
#	Designer Brands, Inc., Class A	397,775	3,957,861
#*	Destination XL Group, Inc.	157,309	811,714
#	Dillard's, Inc., Class A	161,625	55,443,840
*	Dorman Products, Inc.	44,790	3,793,265
*	Duluth Holdings, Inc., Class B	71,572	519,613
#	El Pollo Loco Holdings, Inc.	375,270	3,996,626
#	Escalade, Inc.	35,092	512,343
#	Ethan Allen Interiors, Inc.	270,442	8,510,810
*	Fiesta Restaurant Group, Inc.	180,131	1,387,009
*	First Watch Restaurant Group, Inc.	63,835	1,189,884
	Flanigan's Enterprises, Inc.	2,672	79,358
#	Flexsteel Industries, Inc.	59,248	1,159,483
#	Foot Locker, Inc.	649,438	17,450,399
*	Fossil Group, Inc.	295,499	821,487
#*	Full House Resorts, Inc.	6,938	44,542
#*	Funko, Inc., Class A	9,656	78,793
#	Gap, Inc.	1,430,410	14,733,223
*	Genesco, Inc.	130,517	3,681,885
*	Gentherm, Inc.	60,587	3,621,285
#*	G-III Apparel Group Ltd.	374,116	7,747,942
*	Goodyear Tire & Rubber Co.	2,646,178	42,550,542
#*	GoPro, Inc., Class A	985,711	4,031,558
	Graham Holdings Co., Class B	39,326	23,074,531
#*	Green Brick Partners, Inc.	179,567	10,149,127
#	Group 1 Automotive, Inc.	160,563	41,510,352
#*	GrowGeneration Corp.	391,798	1,559,356
#	Guess?, Inc.	541,120	11,358,109
#	Hamilton Beach Brands Holding Co., Class A	27,700	272,845
	Harley-Davidson, Inc.	301,187	11,628,830
#	Haverty Furniture Cos., Inc.	170,420	6,066,952
	Haverty Furniture Cos., Inc., Class A	844	30,004
#*	Helen of Troy Ltd.	163,092	23,044,900
#	Hibbett, Inc.	135,949	6,308,034
#*	Hilton Grand Vacations, Inc.	17,940	834,210
#*	Holley, Inc.	4,907	31,061
	Hooker Furnishings Corp.	101,173	2,030,542
#*	Hovnanian Enterprises, Inc., Class A	20,651	2,201,810
*	JAKKS Pacific, Inc.	4,649	96,885

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Johnson Outdoors, Inc., Class A	78,613	$4,647,601
#	KB Home	221,451	11,951,710
#»	Kohl's Corp.	851,315	24,219,912
#	Krispy Kreme, Inc.	179,138	2,758,725
#	Lakeland Industries, Inc.	73,184	1,132,156
#*	Lands' End, Inc.	187,619	1,759,866
*	Landsea Homes Corp.	45,220	446,321
*	Latham Group, Inc.	39,671	156,304
	Laureate Education, Inc.	1,118,590	14,340,324
	La-Z-Boy, Inc.	469,281	14,721,345
*	Lazydays Holdings, Inc.	1,060	13,897
#	LCI Industries	107,610	14,664,015
	Lear Corp.	144,244	22,323,201
*	Legacy Housing Corp.	29,609	702,325
#	Leggett & Platt, Inc.	35,426	1,036,565
#	Levi Strauss & Co., Class A	64,493	971,910
#*	LGI Homes, Inc.	220,376	30,577,170
#*	Life Time Group Holdings, Inc.	158,979	2,875,930
	Lifetime Brands, Inc.	175,662	966,141
#*	Lincoln Educational Services Corp.	107,607	765,086
#	Lithia Motors, Inc.	193,912	60,215,493
*	LL Flooring Holdings, Inc.	95,523	375,405
#*	Lovesac Co.	107,020	3,133,546
*	M/I Homes, Inc.	132,543	13,254,300
	Macy's, Inc.	1,891,660	31,382,639
#*	Malibu Boats, Inc., Class A	101,203	6,067,120
#*	MarineMax, Inc.	218,893	8,827,955
	Marriott Vacations Worldwide Corp.	45,446	5,840,265
#*	MasterCraft Boat Holdings, Inc.	49,311	1,511,382
	MDC Holdings, Inc.	776,480	39,817,894
#	Meritage Homes Corp.	252,136	37,555,657
*	Modine Manufacturing Co.	555,893	20,879,341
*	Mohawk Industries, Inc.	295,727	31,447,609
	Monarch Casino & Resort, Inc.	13,813	957,517
#	Monro, Inc.	215,879	7,911,965
#*	Motorcar Parts of America, Inc.	145,037	1,300,982
#	Movado Group, Inc.	162,534	4,664,726
#*	National Vision Holdings, Inc.	140,370	3,036,203
	Newell Brands, Inc.	942,227	10,515,253
#*	ODP Corp.	386,616	19,284,406
#*	Ollie's Bargain Outlet Holdings, Inc.	122,485	8,926,707
*	OneSpaWorld Holdings Ltd.	133,800	1,718,661
#*	OneWater Marine, Inc., Class A	18,844	709,477
#*	Overstock.com, Inc.	84,879	3,095,537
	Oxford Industries, Inc.	102,152	11,017,093
#	Patrick Industries, Inc.	169,202	14,644,433
#*	Penn Entertainment, Inc.	24,553	645,498
#	Penske Automotive Group, Inc.	522,178	84,289,973
*	Perdoceo Education Corp.	702,324	9,376,025
#*	Petco Health & Wellness Co., Inc., Class A	703,708	5,742,257
#	PetMed Express, Inc.	120,469	1,764,871
*	Phinia, Inc.	346,848	9,840,078
*	Playa Hotels & Resorts NV	1,077,478	8,792,221
	PulteGroup, Inc.	684,692	57,781,158
	PVH Corp.	289,149	25,919,316
#	Ralph Lauren Corp.	18,248	2,396,510
#	RCI Hospitality Holdings, Inc.	72,575	5,062,106
#	Rocky Brands, Inc.	53,184	1,070,062
#*	Sally Beauty Holdings, Inc.	181,413	2,171,514

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Shoe Carnival, Inc.	289,760	$7,710,514
#	Signet Jewelers Ltd.	448,465	36,096,948
*	Skechers USA, Inc., Class A	27,133	1,508,052
*	Skyline Champion Corp.	14,971	1,042,880
#	Smith & Wesson Brands, Inc.	351,444	4,473,882
*	Solo Brands, Inc., Class A	74,161	434,583
#	Sonic Automotive, Inc., Class A	249,471	11,947,166
#*	Sportsman's Warehouse Holdings, Inc.	307,492	1,937,200
	Standard Motor Products, Inc.	231,131	8,822,270
#	Steven Madden Ltd.	185,000	6,175,300
#*	Stitch Fix, Inc., Class A	152,608	779,827
*	Stoneridge, Inc.	281,628	5,756,476
	Strategic Education, Inc.	144,692	10,866,369
#*	Strattec Security Corp.	33,448	782,349
*	Stride, Inc.	425,551	16,260,304
	Superior Group of Cos., Inc.	96,636	911,277
*	Taylor Morrison Home Corp.	1,163,750	56,348,775
#	Thor Industries, Inc.	242,410	27,995,931
#*	Tile Shop Holdings, Inc.	84,483	537,312
#*	Tilly's, Inc., Class A	201,815	1,749,736
#	Toll Brothers, Inc.	1,181,034	94,872,461
*	TopBuild Corp.	9,780	2,679,035
#*	Topgolf Callaway Brands Corp.	1,270,784	25,377,557
#*	Traeger, Inc.	6,498	28,981
*	Tri Pointe Homes, Inc.	1,039,443	33,137,443
*	Under Armour, Inc., Class A	707,088	5,699,129
*	Under Armour, Inc., Class C	567,813	4,213,172
*	Unifi, Inc.	156,532	1,238,168
*	Universal Electronics, Inc.	97,129	1,084,931
*	Universal Technical Institute, Inc.	277,395	2,019,436
#	Upbound Group, Inc.	223,008	7,722,767
#*	Urban Outfitters, Inc.	987,491	35,915,048
#*	Vera Bradley, Inc.	236,769	1,595,823
*	Vista Outdoor, Inc.	608,854	18,448,276
#*	VOXX International Corp.	228,679	2,112,994
#*	Vroom, Inc.	29,859	68,974
#	Weyco Group, Inc.	80,585	2,199,971
#	Winnebago Industries, Inc.	325,901	22,421,989
#*	Zumiez, Inc.	134,338	2,533,615
TOTAL CONSUMER DISCRETIONARY			2,005,355,169
CONSUMER STAPLES — (3.8%)
#	Alico, Inc.	75,826	1,963,893
	Andersons, Inc.	357,730	17,464,379
*	BellRing Brands, Inc.	416,722	14,981,156
*	Bridgford Foods Corp.	1,732	20,472
#	Calavo Growers, Inc.	87,716	3,309,525
#	Cal-Maine Foods, Inc.	310,064	14,321,856
#*	Central Garden & Pet Co.	107,744	4,361,477
*	Central Garden & Pet Co., Class A	357,108	13,648,668
*	Duckhorn Portfolio, Inc.	435,629	5,480,213
	Edgewell Personal Care Co.	545,795	21,509,781
#*	Farmer Bros Co.	114,361	343,083
	Fresh Del Monte Produce, Inc.	499,538	13,277,720
#*	Grocery Outlet Holding Corp.	451,985	15,118,898
*	Hain Celestial Group, Inc.	213,593	2,706,223
#*	Honest Co., Inc.	27,570	41,631
*	Hostess Brands, Inc.	1,382,161	33,227,150
#	Ingles Markets, Inc., Class A	153,659	13,030,283

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Ingredion, Inc.	420,555	$46,790,949
#	Lifevantage Corp.	40,092	202,866
*	Lifeway Foods, Inc.	146,826	957,305
	Limoneira Co.	127,161	1,973,539
#	MGP Ingredients, Inc.	76,027	8,667,838
#*	Mission Produce, Inc.	56,872	660,853
	Molson Coors Beverage Co., Class B	559,458	39,033,385
*	Natural Alternatives International, Inc.	44,878	323,122
	Natural Grocers by Vitamin Cottage, Inc., Class C	234,345	2,917,595
	Natural Health Trends Corp.	3,000	17,460
#*	Nature's Sunshine Products, Inc.	45,268	631,489
	Nu Skin Enterprises, Inc., Class A	348,383	10,238,976
	Oil-Dri Corp. of America	54,603	3,427,430
*	Performance Food Group Co.	52,062	3,111,225
*	Pilgrim's Pride Corp.	418,279	10,360,771
#*	Post Holdings, Inc.	517,681	44,158,189
	PriceSmart, Inc.	211,905	16,471,376
	Seaboard Corp.	4,540	16,366,700
#*	Seneca Foods Corp., Class A	63,593	2,452,464
*»	Seneca Foods Corp., Class B	189	7,171
*	Simply Good Foods Co.	410,232	15,880,081
	SpartanNash Co.	344,226	7,724,431
#	Spectrum Brands Holdings, Inc.	277,004	21,719,884
	Tootsie Roll Industries, Inc.	11,326	394,824
#*	TreeHouse Foods, Inc.	443,776	22,903,279
	Turning Point Brands, Inc.	8,583	204,705
*	U.S. Foods Holding Corp.	482,456	20,615,345
#*	United Natural Foods, Inc.	499,288	10,385,190
#	Universal Corp.	233,584	11,812,343
#*	USANA Health Sciences, Inc.	32,773	2,127,295
#	Village Super Market, Inc., Class A	109,042	2,538,498
#*	Vital Farms, Inc.	16,796	196,513
#	Weis Markets, Inc.	262,392	17,407,085
*	Whole Earth Brands, Inc.	123,891	501,759
*	Willamette Valley Vineyards, Inc.	4,392	26,352
TOTAL CONSUMER STAPLES			518,014,695
ENERGY — (8.6%)
	Adams Resources & Energy, Inc.	31,660	1,096,386
#*	Amplify Energy Corp.	101,471	744,797
	Antero Midstream Corp.	592,339	7,072,528
#*	Antero Resources Corp.	1,006,388	26,920,879
	Archrock, Inc.	1,671,249	19,486,763
	Ardmore Shipping Corp.	406,694	5,726,252
#	Berry Corp.	521,116	4,064,705
*	Bristow Group, Inc.	98,017	3,015,983
#	California Resources Corp.	456,212	24,338,910
#*	Callon Petroleum Co.	424,716	15,952,333
#	Chesapeake Energy Corp.	24,608	2,075,439
	Chord Energy Corp.	82,835	12,991,841
#	Civitas Resources, Inc.	69,339	5,190,718
#*	Clean Energy Fuels Corp.	1,718,202	8,470,736
#*	CNX Resources Corp.	1,766,002	36,026,441
#	Comstock Resources, Inc.	302,012	3,850,653
	CONSOL Energy, Inc.	301,513	22,468,749
#	Crescent Energy Co., Class A	1,046	12,416
	Delek U.S. Holdings, Inc.	746,571	20,597,894
*	Denbury, Inc.	62,482	5,492,793
	DHT Holdings, Inc.	1,738,349	17,122,738

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	DMC Global, Inc.	56,177	$1,059,498
	Dorian LPG Ltd.	430,363	12,798,996
*	Dril-Quip, Inc.	231,028	5,981,315
#	DT Midstream, Inc.	229,572	12,286,693
*	Earthstone Energy, Inc., Class A	91,685	1,465,126
	Epsilon Energy Ltd.	41,880	252,955
	Equitrans Midstream Corp.	900,657	9,339,813
#	Evolution Petroleum Corp.	189,484	1,769,781
*	Expro Group Holdings NV	194,589	4,317,930
*	Forum Energy Technologies, Inc.	43,139	1,173,812
#*	Geospace Technologies Corp.	61,673	494,001
#*	Green Plains, Inc.	431,619	15,326,791
*	Gulf Island Fabrication, Inc.	138,843	470,678
*	Gulfport Energy Corp.	25,934	2,656,938
#*	Hallador Energy Co.	130,568	1,203,837
#*	Helix Energy Solutions Group, Inc.	1,248,288	11,983,565
#	Helmerich & Payne, Inc.	734,885	32,900,801
	HF Sinclair Corp.	1,452,267	75,648,588
*	Independence Contract Drilling, Inc.	26,810	84,720
#	International Seaways, Inc.	452,454	19,405,752
	Liberty Energy, Inc.	1,209,758	19,924,714
#	Magnolia Oil & Gas Corp., Class A	256,535	5,682,250
*	Mammoth Energy Services, Inc.	61,216	299,346
#	Matador Resources Co.	841,863	46,832,839
	Mexco Energy Corp.	1,981	25,872
	Murphy Oil Corp.	1,454,666	62,943,398
#*	Nabors Industries Ltd.	23,398	2,866,021
	NACCO Industries, Inc., Class A	57,616	2,131,216
#*	National Energy Services Reunited Corp.	13,443	43,690
*	Natural Gas Services Group, Inc.	102,111	1,050,722
*	Newpark Resources, Inc.	588,159	3,246,638
#*	NexTier Oilfield Solutions, Inc.	1,546,534	18,434,685
#*	Noble Corp. PLC	23,555	1,231,220
#	Nordic American Tankers Ltd.	1,422,937	6,246,693
#	Northern Oil & Gas, Inc.	35,937	1,414,840
	NOV, Inc.	423,701	8,507,916
#*	Oceaneering International, Inc.	47,441	1,065,050
*	Oil States International, Inc.	434,397	3,492,552
*	Overseas Shipholding Group, Inc., Class A	713,047	2,916,362
	Ovintiv, Inc.	39,839	1,836,179
*	Par Pacific Holdings, Inc.	286,227	9,010,426
	Patterson-UTI Energy, Inc.	1,900,294	30,100,657
	PBF Energy, Inc., Class A	1,119,581	53,112,923
	PDC Energy, Inc.	866,489	65,757,850
#	Peabody Energy Corp.	1,001,020	22,462,889
#	Permian Resources Corp.	1,340,890	15,675,004
#	PHX Minerals, Inc.	205,309	663,148
#*	PrimeEnergy Resources Corp.	3,957	380,505
*	ProPetro Holding Corp.	881,469	9,202,536
#	Range Resources Corp.	2,084,081	65,502,666
#*	Ranger Energy Services, Inc.	21,511	225,865
*	REX American Resources Corp.	185,475	6,866,284
	Riley Exploration Permian, Inc.	1,677	62,804
#	RPC, Inc.	1,096,473	9,122,655
#	SandRidge Energy, Inc.	242,772	4,146,546
	Scorpio Tankers, Inc.	570,761	26,848,597
*	SEACOR Marine Holdings, Inc.	184,655	2,121,686
#	Select Water Solutions, Inc., Class A	762,612	6,413,567
#	SFL Corp. Ltd.	952,089	9,387,598

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Sitio Royalties Corp., Class A	51,908	$1,419,165
	SM Energy Co.	955,693	34,682,099
#	Solaris Oilfield Infrastructure, Inc., Class A	250,966	2,743,058
*	Southwestern Energy Co.	913,850	5,921,748
#*	Talos Energy, Inc.	848,339	13,573,424
*	TechnipFMC PLC	2,372,205	43,506,240
*	Teekay Corp.	426,709	2,841,882
	Teekay Tankers Ltd., Class A	312,854	13,643,563
*	Tidewater, Inc.	357,076	22,535,066
#*	Transocean Ltd.	3,057,807	26,908,702
*	U.S. Silica Holdings, Inc.	697,049	9,068,607
#*	Vital Energy, Inc.	87,100	4,597,138
	Vitesse Energy, Inc.	117,986	2,972,067
#	World Kinect Corp.	568,428	12,812,367
TOTAL ENERGY			1,177,823,079
FINANCIALS — (23.1%)
	1st Source Corp.	214,860	10,076,934
#*	Acacia Research Corp.	212,398	847,468
#	ACNB Corp.	26,009	902,512
#	Alerus Financial Corp.	27,492	543,792
#	Ally Financial, Inc.	248,243	7,581,341
#	Amalgamated Financial Corp.	150,832	3,010,607
	A-Mark Precious Metals, Inc.	156,067	6,365,973
*	Ambac Financial Group, Inc.	208,829	2,952,842
#	Amerant Bancorp, Inc.	73,009	1,447,038
*	American Equity Investment Life Holding Co.	842,065	45,193,629
#	American National Bankshares, Inc.	86,481	3,569,936
	Ameris Bancorp	572,581	24,993,161
	AmeriServ Financial, Inc.	164,740	543,642
#	Ames National Corp.	44,314	853,488
#	Argo Group International Holdings Ltd.	317,499	9,429,720
	Arrow Financial Corp.	106,480	2,142,378
*	AssetMark Financial Holdings, Inc.	67,488	2,017,891
	Associated Banc-Corp.	1,454,127	27,555,707
	Associated Capital Group, Inc., Class A	19,192	711,064
	Assured Guaranty Ltd.	632,908	37,835,240
*	Atlantic American Corp.	864	1,581
#	Atlantic Union Bankshares Corp.	766,505	24,512,830
#*	Atlanticus Holdings Corp.	58,357	2,375,130
	Auburn National BanCorp, Inc.	692	15,362
#*	Avantax, Inc.	283,935	7,348,238
	Axis Capital Holdings Ltd.	692,841	38,189,396
*	Axos Financial, Inc.	418,840	19,685,480
	Banc of California, Inc.	451,640	6,417,804
#	BancFirst Corp.	3,709	370,529
*	Bancorp, Inc.	118,032	4,473,413
#	Bank of Marin Bancorp	140,928	2,956,669
	Bank of NT Butterfield & Son Ltd.	138,876	4,462,086
	Bank OZK	1,161,169	50,777,920
#	Bank7 Corp.	23,702	627,155
	BankFinancial Corp.	144,704	1,297,995
#	BankUnited, Inc.	498,935	14,888,220
	Bankwell Financial Group, Inc.	46,921	1,283,289
	Banner Corp.	315,648	15,028,001
	Bar Harbor Bankshares	89,451	2,442,907
#	BayCom Corp.	91,029	1,835,145
#	BCB Bancorp, Inc.	157,402	2,022,616
	Berkshire Hills Bancorp, Inc.	391,215	8,923,614

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Blue Foundry Bancorp	103,920	$1,061,023
	Blue Ridge Bankshares, Inc.	61,837	521,286
#*	BM Technologies, Inc.	57,419	172,831
	BOK Financial Corp.	294,594	26,242,434
#	Bread Financial Holdings, Inc.	331,214	13,768,566
#*	Bridgewater Bancshares, Inc.	110,696	1,185,554
*	Brighthouse Financial, Inc.	541,800	28,244,034
	Brookline Bancorp, Inc.	636,300	6,795,684
	Business First Bancshares, Inc.	74,235	1,518,106
	Byline Bancorp, Inc.	227,956	5,003,634
#	C&F Financial Corp.	23,696	1,332,426
#	Cadence Bank	1,211,647	30,351,757
*	California BanCorp	1,554	28,733
#*»	California First Leasing Corp.	2,388	39,701
#	Cambridge Bancorp	22,584	1,389,819
	Camden National Corp.	145,310	5,024,820
*	Cannae Holdings, Inc.	204,502	4,167,751
	Capital Bancorp, Inc.	45,896	924,804
#	Capital City Bank Group, Inc.	159,140	5,160,910
	Capitol Federal Financial, Inc.	1,278,087	8,473,717
#	Capstar Financial Holdings, Inc.	129,182	1,922,228
#*	Carter Bankshares, Inc.	98,022	1,439,943
*	Carver Bancorp, Inc.	6,158	16,935
#	Cass Information Systems, Inc.	50,433	1,913,932
	Cathay General Bancorp	488,371	18,577,633
#*»	CCUR Holdings, Inc.	14	42,000
	Central Pacific Financial Corp.	197,131	3,595,669
	Central Valley Community Bancorp	79,455	1,358,681
	Chemung Financial Corp.	16,177	690,111
#	Citizens & Northern Corp.	100,723	2,135,328
	Citizens Community Bancorp, Inc.	18,131	186,205
#*	Citizens, Inc.	25,330	65,098
#	City Holding Co.	11,644	1,151,708
	Civista Bancshares, Inc.	105,333	1,921,274
	CNA Financial Corp.	17,869	699,750
#	CNB Financial Corp.	137,515	2,676,042
	CNO Financial Group, Inc.	789,069	20,294,855
*	Coastal Financial Corp.	22,037	995,411
	Codorus Valley Bancorp, Inc.	52,726	1,159,445
	Colony Bankcorp, Inc.	45,963	492,723
#	Columbia Banking System, Inc.	970,545	21,691,681
#*	Columbia Financial, Inc.	95,047	1,661,422
	Comerica, Inc.	223,138	12,040,526
#	Community Bank System, Inc.	144,887	7,799,267
	Community Trust Bancorp, Inc.	188,755	7,244,417
	Community West Bancshares	5,040	68,897
	ConnectOne Bancorp, Inc.	307,566	6,295,876
#*	Consumer Portfolio Services, Inc.	222,289	2,847,522
#*	CrossFirst Bankshares, Inc.	204,513	2,386,667
#*	Customers Bancorp, Inc.	351,687	14,763,820
#	CVB Financial Corp.	127,753	2,410,699
	Dime Community Bancshares, Inc.	386,874	8,665,978
#	Donegal Group, Inc., Class A	287,604	4,190,390
	Eagle Bancorp Montana, Inc.	2,674	35,243
	Eagle Bancorp, Inc.	201,859	5,591,494
	East West Bancorp, Inc.	15,917	990,197
#	Eastern Bankshares, Inc.	582,688	8,227,555
*	eHealth, Inc.	126,225	954,261
	Employers Holdings, Inc.	291,519	11,261,379

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Enact Holdings, Inc.	81,297	$2,211,278
#*	Encore Capital Group, Inc.	250,449	13,399,021
*	Enova International, Inc.	333,046	18,347,504
*	Enstar Group Ltd.	136,199	34,850,600
	Enterprise Bancorp, Inc.	63,768	2,030,373
	Enterprise Financial Services Corp.	242,671	9,949,511
#	Equity Bancshares, Inc., Class A	154,244	4,189,267
#	Esquire Financial Holdings, Inc.	5,631	281,240
	ESSA Bancorp, Inc.	35,707	593,450
	Essent Group Ltd.	392,846	19,485,162
	Evans Bancorp, Inc.	28,288	840,719
#*	EZCORP, Inc., Class A	559,388	5,068,055
#	Farmers & Merchants Bancorp, Inc.	5,079	108,284
	Farmers National Banc Corp.	239,010	3,286,387
	FB Financial Corp.	316,166	11,198,600
	Federal Agricultural Mortgage Corp., Class A	300	39,603
	Federal Agricultural Mortgage Corp., Class C	69,077	11,104,128
#	Fidelity D&D Bancorp, Inc.	1,845	93,615
	Financial Institutions, Inc.	157,032	3,011,874
	First American Financial Corp.	383,600	24,312,568
#	First Bancorp	307,553	10,173,853
#	First BanCorp	1,916,137	28,454,634
#	First Bancorp, Inc.	94,656	2,497,972
	First Bancshares, Inc.	123,868	3,878,307
#	First Bank	97,046	1,213,075
#	First Busey Corp.	469,072	10,160,100
	First Business Financial Services, Inc.	81,866	2,782,625
	First Citizens BancShares, Inc., Class A	26,110	37,371,243
#	First Commonwealth Financial Corp.	906,372	13,088,012
	First Community Bankshares, Inc.	182,564	6,139,627
#	First Community Corp.	3,070	60,633
#	First Financial Bancorp	974,775	22,507,555
	First Financial Corp.	61,520	2,350,679
	First Financial Northwest, Inc.	89,029	1,077,251
#	First Foundation, Inc.	375,612	2,745,724
#	First Hawaiian, Inc.	868,170	17,962,437
	First Horizon Corp.	3,660,045	49,886,413
	First Internet Bancorp	85,886	1,935,870
#	First Interstate BancSystem, Inc., Class A	673,407	19,346,983
	First Merchants Corp.	455,366	14,626,356
#	First Mid Bancshares, Inc.	118,807	3,636,682
	First Northwest Bancorp	12,251	166,614
#	First of Long Island Corp.	201,562	2,809,774
	First United Corp.	33,115	568,253
*	First Western Financial, Inc.	30,325	628,941
	Five Star Bancorp	7,267	179,350
#	Flushing Financial Corp.	302,168	4,768,211
#	FNB Corp.	2,802,869	35,848,695
	FS Bancorp, Inc.	70,699	2,191,669
	Fulton Financial Corp.	1,585,060	22,666,358
#*	FVCBankcorp, Inc.	43,422	558,407
*	Genworth Financial, Inc., Class A	4,315,353	25,287,969
	German American Bancorp, Inc.	136,302	4,015,457
#	Glacier Bancorp, Inc.	31,923	1,043,882
	Great Southern Bancorp, Inc.	129,220	7,149,743
*	Green Dot Corp., Class A	356,120	6,962,146
	Greenhill & Co., Inc.	3,819	56,139
#*	Greenlight Capital Re Ltd., Class A	309,388	3,180,509
#	Guaranty Bancshares, Inc.	60,585	1,925,997

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Hallmark Financial Services, Inc.	3,185	$15,033
#	Hancock Whitney Corp.	673,944	29,660,275
	Hanmi Financial Corp.	307,893	5,849,967
	Hanover Insurance Group, Inc.	14,045	1,593,827
	HarborOne Bancorp, Inc.	431,948	4,531,135
	Hawthorn Bancshares, Inc.	790	13,865
#	HBT Financial, Inc.	32,084	636,547
	Heartland Financial USA, Inc.	324,136	11,130,830
	Heritage Commerce Corp.	492,812	4,730,995
	Heritage Financial Corp.	288,204	5,406,707
	Heritage Insurance Holdings, Inc.	177,516	800,597
#	Hilltop Holdings, Inc.	498,481	15,418,017
#	Hingham Institution For Savings	3,790	843,086
	HMN Financial, Inc.	4,634	93,839
	Home Bancorp, Inc.	55,083	1,962,056
#	Home BancShares, Inc.	236,525	5,749,923
#	HomeStreet, Inc.	185,832	1,709,654
#	HomeTrust Bancshares, Inc.	66,458	1,615,594
	Hope Bancorp, Inc.	1,110,585	12,060,953
	Horace Mann Educators Corp.	437,594	13,184,707
	Horizon Bancorp, Inc.	401,136	4,970,075
	Independent Bank Corp.	264,271	15,922,328
#	Independent Bank Corp.	167,765	3,466,025
#	Independent Bank Group, Inc.	400,366	17,964,422
	International Bancshares Corp.	616,116	30,583,998
#	Invesco Ltd.	3,332,133	55,979,834
	Investar Holding Corp.	24,497	363,780
	Investors Title Co.	13,072	2,046,422
#	Jackson Financial, Inc., Class A	549,377	18,140,429
	James River Group Holdings Ltd.	250,996	4,640,916
	Janus Henderson Group PLC	1,104,514	32,417,486
	Jefferies Financial Group, Inc.	1,002,496	36,881,828
#	Kearny Financial Corp.	744,733	6,397,256
	Kemper Corp.	419,273	21,370,345
	Kentucky First Federal Bancorp	315	1,997
	Kingstone Cos., Inc.	66,535	75,850
	Lake Shore Bancorp, Inc.	406	4,442
	Lakeland Bancorp, Inc.	541,553	8,182,866
	Landmark Bancorp, Inc.	1,651	35,001
	LCNB Corp.	48,557	851,204
*	LendingClub Corp.	654,448	5,490,819
#*	LendingTree, Inc.	46,276	1,129,134
#	Live Oak Bancshares, Inc.	97,864	3,706,110
	Luther Burbank Corp.	144,112	1,484,354
	Macatawa Bank Corp.	362,029	3,565,986
#*	Maiden Holdings Ltd.	810,371	1,580,223
#	MainStreet Bancshares, Inc.	6,123	146,156
#*	MBIA, Inc.	157,394	1,375,624
	Mercantile Bank Corp.	168,796	5,928,116
#	Merchants Bancorp	106,450	3,364,884
	Mercury General Corp.	323,960	10,425,033
	Meridian Corp.	4,392	52,265
#	Metrocity Bankshares, Inc.	35,263	756,039
#*	Metropolitan Bank Holding Corp.	72,221	3,270,889
	MGIC Investment Corp.	1,875,904	31,402,633
	Mid Penn Bancorp, Inc.	46,680	1,096,980
	Midland States Bancorp, Inc.	208,223	4,878,665
	MidWestOne Financial Group, Inc.	89,427	2,193,644
*	Mr Cooper Group, Inc.	464,321	26,916,688

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	MVB Financial Corp.	43,430	$1,111,374
	National Bank Holdings Corp., Class A	283,462	9,739,754
#	National Bankshares, Inc.	19,108	568,845
#	National Western Life Group, Inc., Class A	30,390	12,814,551
#	Navient Corp.	1,348,823	25,681,590
#	NBT Bancorp, Inc.	343,900	12,793,080
	Nelnet, Inc., Class A	283,948	28,019,989
*	NerdWallet, Inc., Class A	86,650	971,347
#	New York Community Bancorp, Inc.	4,950,960	68,669,815
*	NI Holdings, Inc.	35,802	498,722
#*	Nicholas Financial, Inc.	44,982	220,412
#	Nicolet Bankshares, Inc.	70,345	5,884,359
*	NMI Holdings, Inc., Class A	775,693	20,718,760
#	Northeast Bank	82,677	3,938,732
#	Northeast Community Bancorp, Inc.	13,268	214,809
#	Northfield Bancorp, Inc.	512,183	6,238,389
#	Northrim BanCorp, Inc.	60,074	2,871,537
#	Northwest Bancshares, Inc.	1,268,853	15,683,023
#	Norwood Financial Corp.	7,203	229,416
#	Oak Valley Bancorp	6,993	191,538
	OceanFirst Financial Corp.	423,558	7,890,886
*	Ocwen Financial Corp.	50,562	1,706,973
	OFG Bancorp	506,913	16,976,516
#	Ohio Valley Banc Corp.	11,959	292,756
#	Old National Bancorp	1,954,133	33,278,885
#	Old Republic International Corp.	1,965,944	54,201,076
	Old Second Bancorp, Inc.	287,493	4,597,013
	OneMain Holdings, Inc.	118,720	5,399,386
	OP Bancorp	64,478	631,240
*	Oportun Financial Corp.	71,994	442,763
	Oppenheimer Holdings, Inc., Class A	65,321	2,489,383
	Orange County Bancorp, Inc.	921	41,482
#	Origin Bancorp, Inc.	72,575	2,365,945
#	Orrstown Financial Services, Inc.	63,163	1,478,014
*	Oscar Health, Inc., Class A	117,712	885,194
	Pacific Premier Bancorp, Inc.	766,708	19,581,722
#	PacWest Bancorp	769,707	7,158,275
#	Park National Corp.	25,542	2,848,444
#	Parke Bancorp, Inc.	51,460	1,020,966
#	Pathward Financial, Inc.	264,503	13,743,576
#*	Paysafe Ltd.	109,758	1,320,389
#	PCB Bancorp	48,281	787,946
	Peapack-Gladstone Financial Corp.	193,691	5,661,588
#	Penns Woods Bancorp, Inc.	36,579	986,536
#	PennyMac Financial Services, Inc.	402,612	30,288,501
	Peoples Bancorp of North Carolina, Inc.	15,546	343,256
	Peoples Bancorp, Inc.	321,803	9,065,191
#	Peoples Financial Services Corp.	19,890	918,719
	Pinnacle Financial Partners, Inc.	443,074	33,629,317
#	Plumas Bancorp	3,326	120,335
#*	Ponce Financial Group, Inc.	80,284	741,021
	Popular, Inc.	714,992	51,872,670
*	PRA Group, Inc.	321,699	7,675,738
	Preferred Bank	93,435	6,174,185
	Premier Financial Corp.	344,482	7,461,480
#	Primis Financial Corp.	239,920	2,281,639
#	Princeton Bancorp, Inc.	956	28,594
	ProAssurance Corp.	285,497	4,796,350
#*	PROG Holdings, Inc.	204,138	8,283,920

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Prosperity Bancshares, Inc.	548,674	$34,742,038
#	Provident Bancorp, Inc.	36,251	350,185
	Provident Financial Holdings, Inc.	49,350	704,225
#	Provident Financial Services, Inc.	704,946	13,069,699
	QCR Holdings, Inc.	165,939	8,501,055
#	Radian Group, Inc.	758,065	20,414,690
#	RBB Bancorp	94,016	1,379,215
#	Red River Bancshares, Inc.	1,720	84,297
	Regional Management Corp.	104,170	3,384,483
	Reinsurance Group of America, Inc.	132	18,526
	Renasant Corp.	581,539	17,992,817
*	Repay Holdings Corp.	221,428	1,848,924
	Republic Bancorp, Inc., Class A	91,781	4,206,323
	Richmond Mutual BanCorp, Inc.	3,315	39,084
	Riverview Bancorp, Inc.	219,482	1,237,878
#*	Root, Inc., Class A	4,825	52,544
	S&T Bancorp, Inc.	327,732	10,349,777
	Safety Insurance Group, Inc.	129,213	9,303,336
	Sandy Spring Bancorp, Inc.	344,551	8,431,163
#	Seacoast Banking Corp. of Florida	384,408	9,498,722
*	Security National Financial Corp., Class A	51,387	438,845
	Shore Bancshares, Inc.	131,577	1,565,766
#	Sierra Bancorp	152,979	3,221,738
#	Simmons First National Corp., Class A	932,264	18,822,410
#*	SiriusPoint Ltd.	481,260	4,494,968
	SLM Corp.	138,967	2,248,486
	SmartFinancial, Inc.	83,297	2,092,421
	South Plains Financial, Inc.	44,938	1,206,585
#*	Southern First Bancshares, Inc.	54,890	1,656,580
#	Southern Missouri Bancorp, Inc.	55,859	2,685,142
	Southern States Bancshares, Inc.	646	16,247
#	Southside Bancshares, Inc.	202,564	6,727,150
#	SouthState Corp.	543,701	42,229,257
#	Stellar Bancorp, Inc.	358,911	8,922,527
#*	Sterling Bancorp, Inc.	58,432	347,086
#	Stewart Information Services Corp.	262,066	12,351,171
	Stifel Financial Corp.	148,118	9,411,418
#	Stock Yards Bancorp, Inc.	2,538	121,342
*	StoneX Group, Inc.	157,364	14,479,062
	Summit Financial Group, Inc.	67,181	1,515,603
#	Summit State Bank	3,741	67,338
	Synovus Financial Corp.	562,196	19,058,444
	Territorial Bancorp, Inc.	79,648	942,634
*	Texas Capital Bancshares, Inc.	474,821	30,317,321
#	TFS Financial Corp.	143,510	2,082,330
*	Third Coast Bancshares, Inc.	5,495	113,637
#	Timberland Bancorp, Inc.	81,750	2,557,958
#	Tiptree, Inc.	394,178	5,822,009
#	Tompkins Financial Corp.	28,813	1,733,390
	Towne Bank	557,605	14,096,254
	TriCo Bancshares	215,717	8,063,501
#	Trinity Capital, Inc.	10,285	150,161
#*	Triumph Financial, Inc.	97,147	6,888,694
	TrustCo Bank Corp. NY	188,075	5,715,599
	Trustmark Corp.	561,231	14,737,926
#	UMB Financial Corp.	113,362	8,048,702
	United Bancshares, Inc.	7,312	133,810
#	United Bankshares, Inc.	1,037,760	34,702,694
#	United Community Banks, Inc.	783,764	22,784,019

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	United Fire Group, Inc.	240,756	$5,787,774
*	United Insurance Holdings Corp.	7,726	40,948
	United Security Bancshares	129,991	967,133
	Unity Bancorp, Inc.	71,780	1,903,606
	Universal Insurance Holdings, Inc.	264,099	4,101,457
	Univest Financial Corp.	304,665	5,940,967
	Unum Group	1,570,502	76,342,102
#	Valley National Bancorp	3,299,230	33,850,100
	Veritex Holdings, Inc.	317,548	6,830,457
	Victory Capital Holdings, Inc., Class A	168,429	5,585,106
	Virginia National Bankshares Corp.	4,332	156,948
	Virtu Financial, Inc., Class A	85,930	1,594,861
#	Virtus Investment Partners, Inc.	18,501	3,806,211
	Voya Financial, Inc.	608,873	45,214,909
#	Walker & Dunlop, Inc.	137,882	12,544,504
	Washington Federal, Inc.	652,595	20,256,549
	Washington Trust Bancorp, Inc.	112,014	3,591,169
	Waterstone Financial, Inc.	242,969	3,389,418
	Webster Financial Corp.	608,487	28,793,605
#	WesBanco, Inc.	629,319	17,627,225
#	West BanCorp, Inc.	112,466	2,256,068
	Westamerica BanCorp	21,160	1,040,860
	Western New England Bancorp, Inc.	243,664	1,630,112
	Westwood Holdings Group, Inc.	28,605	334,679
	White Mountains Insurance Group Ltd.	24,024	37,165,608
	Wintrust Financial Corp.	424,474	35,808,627
#*	World Acceptance Corp.	15,433	2,436,716
	WSFS Financial Corp.	632,485	27,671,219
	WVS Financial Corp.	111	1,379
	Zions Bancorp NA	866,130	33,129,472
TOTAL FINANCIALS			3,187,260,239
HEALTH CARE — (5.2%)
#*	2seventy bio, Inc.	121,998	925,965
#*	89bio, Inc.	2,982	47,235
*	Aadi Bioscience, Inc.	15,322	81,666
#*	Absci Corp.	2,414	5,311
#*	Acadia Healthcare Co., Inc.	726,801	57,439,083
#*	Accolade, Inc.	108,561	1,630,586
††	Achillion Pharmaceuticals, Inc.	1,609,952	434,687
#*	Acumen Pharmaceuticals, Inc.	7,932	58,697
#*	AdaptHealth Corp.	89,460	1,229,180
*	Addus HomeCare Corp.	110,290	10,099,255
#*	Adicet Bio, Inc.	18,021	48,116
#*	Adverum Biotechnologies, Inc.	24,705	53,857
#*	Agiliti, Inc.	127,196	2,183,955
#*	Agios Pharmaceuticals, Inc.	497,080	13,182,562
#*	Allakos, Inc.	65,110	350,292
#*	Allogene Therapeutics, Inc.	212,068	1,051,857
#*	ALX Oncology Holdings, Inc.	16,257	99,330
*»	Amedisys, Inc.	110,868	10,071,249
*	American Shared Hospital Services	12,364	31,775
#*	American Well Corp., Class A	568,346	1,392,448
*	Amneal Pharmaceuticals, Inc.	199,295	637,744
#*	Amphastar Pharmaceuticals, Inc.	233,600	14,177,184
#*	AnaptysBio, Inc.	142,376	2,806,231
*	AngioDynamics, Inc.	289,475	2,515,538
#*	ANI Pharmaceuticals, Inc.	96,371	5,064,296
*	Anika Therapeutics, Inc.	135,748	3,167,001

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Arcturus Therapeutics Holdings, Inc.	142,982	$4,998,651
#*	Arcus Biosciences, Inc.	27,214	541,559
#*	ARS Pharmaceuticals, Inc.	49,988	367,412
#*	Artivion, Inc.	144,925	2,524,594
#*	Atea Pharmaceuticals, Inc.	814	2,792
#*	Athira Pharma, Inc.	88,217	257,594
*	aTyr Pharma, Inc.	95,004	186,208
*	Avanos Medical, Inc.	391,866	9,588,961
#*	Avidity Biosciences, Inc.	233,315	2,218,826
#*	Avita Medical, Inc.	3,556	72,009
#*	Azenta, Inc.	191,543	8,998,690
#*	BioAtla, Inc.	39,825	119,077
*	Bio-Rad Laboratories, Inc., Class A	924	374,553
#*	Brookdale Senior Living, Inc.	1,463,454	5,151,358
*	C4 Therapeutics, Inc.	76,654	298,184
#*	CareDx, Inc.	10,424	113,726
*	Caribou Biosciences, Inc.	27,599	198,437
#	Carisma Therapeutics, Inc.	5,237	29,065
#*	Castle Biosciences, Inc.	73,556	1,239,419
*	Century Therapeutics, Inc.	1,299	3,962
#*	Certara, Inc.	276,310	5,379,756
*	Cogent Biosciences, Inc.	128,384	1,667,708
*	Community Health Systems, Inc.	11,057	48,540
#*	Computer Programs & Systems, Inc.	100,625	2,638,387
*	Corbus Pharmaceuticals Holdings, Inc.	2,249	16,193
#*	Cross Country Healthcare, Inc.	383,331	9,889,940
#*	CryoPort, Inc.	76,777	1,233,806
*	Cullinan Oncology, Inc.	94,098	996,498
*	Cumberland Pharmaceuticals, Inc.	148,173	225,223
#*	Cytek Biosciences, Inc.	92,045	824,723
#*	Definitive Healthcare Corp., Class A	117,209	1,386,582
#*	DermTech, Inc.	15,610	50,576
*	Dominari Holdings, Inc.	5,968	18,262
#*	Dynavax Technologies Corp.	448,921	6,280,405
*	Eagle Pharmaceuticals, Inc.	64,287	1,334,598
#*	Edgewise Therapeutics, Inc.	24,087	175,594
*	Editas Medicine, Inc.	23,036	202,256
*	Elanco Animal Health, Inc.	711,014	8,581,939
#*	Electromed, Inc.	61,047	622,679
#*	Emergent BioSolutions, Inc.	341,056	2,346,465
#*	Enhabit, Inc.	212,185	2,913,300
*	Enovis Corp.	457,609	29,241,215
*	Envista Holdings Corp.	1,166,748	40,147,799
#*	Enzo Biochem, Inc.	53,974	79,882
*	EQRx, Inc.	20,004	34,207
#*	EyePoint Pharmaceuticals, Inc.	6,902	86,275
#*	Fate Therapeutics, Inc.	193,563	799,415
	Finch Therapeutics Group, Inc.	3,378	25,875
*	FONAR Corp.	52,214	881,372
#*	Fulcrum Therapeutics, Inc.	33,243	126,988
#*	Fulgent Genetics, Inc.	192,080	7,458,466
#*	Generation Bio Co.	147,775	750,697
#*	GoodRx Holdings, Inc., Class A	260,321	2,405,366
#*	Graphite Bio, Inc.	3,106	7,858
#*	Gritstone bio, Inc.	11,112	21,891
#*	Harvard Bioscience, Inc.	287,227	1,335,606
*	Health Catalyst, Inc.	79,491	1,115,259
	HealthStream, Inc.	321,580	7,229,118
	Hepion Pharmaceuticals, Inc.	501	3,983

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Icosavax, Inc.	5,351	$47,249
*	Immunic, Inc.	49,221	118,623
#*	Innoviva, Inc.	681,707	9,237,130
*	Inogen, Inc.	128,134	1,046,855
#*	Inotiv, Inc.	24,381	177,494
*	Integer Holdings Corp.	306,863	28,378,690
*	Integra LifeSciences Holdings Corp.	34,163	1,553,392
#*	Ironwood Pharmaceuticals, Inc.	962,302	10,671,929
*	iTeos Therapeutics, Inc.	74,737	1,050,802
*	KalVista Pharmaceuticals, Inc.	25,429	256,833
*	Kewaunee Scientific Corp.	14,522	219,282
#*	Kinnate Biopharma, Inc.	5,659	16,807
#*	Kodiak Sciences, Inc.	198,350	593,067
*	Kura Oncology, Inc.	49,677	518,628
*	Larimar Therapeutics, Inc.	42,766	183,038
*	LENSAR, Inc.	116,724	382,855
#*	LifeStance Health Group, Inc.	26,581	249,596
#*	Ligand Pharmaceuticals, Inc.	53,238	3,563,219
#	Lipocine, Inc.	2,114	10,507
#*	Lisata Therapeutics, Inc.	3,664	11,615
*	LivaNova PLC	163,482	9,555,523
*	Lumos Pharma, Inc.	4,529	15,308
#	MEI Pharma, Inc.	2,331	16,480
#	Mesa Laboratories, Inc.	24,233	3,117,818
#*	Milestone Pharmaceuticals, Inc.	6,853	22,135
*	ModivCare, Inc.	2,918	127,633
#*	Monte Rosa Therapeutics, Inc.	4,291	30,337
#	Mustang Bio, Inc.	4,581	23,821
*	Myriad Genetics, Inc.	421,128	9,412,211
	National HealthCare Corp.	134,875	7,960,322
#*	Nautilus Biotechnology, Inc.	48,807	160,575
#*	NeoGenomics, Inc.	195,052	3,380,251
*	NeuroBo Pharmaceuticals, Inc.	729	374
#*	Neuronetics, Inc.	45,096	88,839
*	NextCure, Inc.	38,042	65,432
#*	NextGen Healthcare, Inc.	409,681	6,812,995
#*	NGM Biopharmaceuticals, Inc.	31,100	73,707
#*	Nkarta, Inc.	20,706	47,417
#*	Nurix Therapeutics, Inc.	14,030	136,231
*	NuVasive, Inc.	150,542	6,203,836
#*	Olema Pharmaceuticals, Inc.	434,748	3,760,570
*	OmniAb, Inc.	180,466	992,563
#*»	OmniAb, Inc.	10,236	0
#*»	OmniAb, Inc.	10,236	0
*	Omnicell, Inc.	93,673	5,915,450
»	Opiant Pharmaceuticals, Inc.	26,299	12,887
#*	OPKO Health, Inc.	158,616	295,026
#*	Oramed Pharmaceuticals, Inc.	25,747	87,282
*	OraSure Technologies, Inc.	447,468	2,112,049
*	Organogenesis Holdings, Inc.	48,818	208,453
*	ORIC Pharmaceuticals, Inc.	3,521	29,436
*	Orthofix Medical, Inc.	176,947	3,484,086
#*	OrthoPediatrics Corp.	17,364	724,947
*	Owens & Minor, Inc.	525,405	10,108,792
*	Pacira BioSciences, Inc.	266,123	9,673,571
	Patterson Cos., Inc.	825,080	27,136,881
#*††	PDL BioPharma, Inc.	1,058,582	1,950,543
*	Pediatrix Medical Group, Inc.	628,872	8,634,413
*	Pennant Group, Inc.	29,291	336,261

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Perrigo Co. PLC	1,082,322	$39,656,278
#*	Personalis, Inc.	101,973	240,656
#*	PetIQ, Inc.	86,082	1,441,013
	Phibro Animal Health Corp., Class A	113,946	1,649,938
#*	PMV Pharmaceuticals, Inc.	35,194	230,169
#*	Poseida Therapeutics, Inc.	48,865	84,536
	Premier, Inc., Class A	778,484	21,602,931
#*	Prestige Consumer Healthcare, Inc.	460,569	30,033,704
#*	ProPhase Labs, Inc.	5,273	38,387
*	Pyxis Oncology, Inc.	20,520	52,942
*	Quanterix Corp.	84,835	2,107,301
*	Rallybio Corp.	1,898	11,350
*	REGENXBIO, Inc.	84,974	1,614,506
*	Repare Therapeutics, Inc.	2,383	21,924
#*	Replimune Group, Inc.	12,861	270,981
#*	Sage Therapeutics, Inc.	304,328	10,554,095
#*	Scholar Rock Holding Corp.	13,966	99,159
*	Seer, Inc., Class A	70,830	358,400
	Select Medical Holdings Corp.	673,941	20,224,969
#*	Semler Scientific, Inc.	1,174	28,822
#	SIGA Technologies, Inc.	51,704	296,781
#*	Solid Biosciences, Inc.	5,197	22,399
#*	SomaLogic, Inc.	236,761	580,064
*	Spruce Biosciences, Inc.	16,668	37,503
*	Supernus Pharmaceuticals, Inc.	403,898	12,395,630
*	Sutro Biopharma, Inc.	89,931	401,992
*	Syneos Health, Inc.	54,507	2,311,642
#*	Syros Pharmaceuticals, Inc.	4,843	19,275
#*	Tactile Systems Technology, Inc.	1,969	45,110
*	Talaris Therapeutics, Inc.	82,418	243,133
*	Taro Pharmaceutical Industries Ltd.	49,418	1,806,228
#*	Tarsus Pharmaceuticals, Inc.	707	15,561
*	Tenaya Therapeutics, Inc.	10,057	48,676
#*	Terns Pharmaceuticals, Inc.	2,932	21,169
††	Tetraphase Pharmaceuticals, Inc.	1,600	128
*	UFP Technologies, Inc.	31,352	6,103,137
#*	UNITY Biotechnology, Inc.	9,525	26,384
	Universal Health Services, Inc., Class B	190,978	26,538,303
	Utah Medical Products, Inc.	8,244	810,633
*	Vanda Pharmaceuticals, Inc.	388,355	2,244,692
#*	Varex Imaging Corp.	420,445	9,792,164
#*	Veracyte, Inc.	470,221	12,907,566
#*	Veradigm, Inc.	1,165,321	15,755,140
#*	Vir Biotechnology, Inc.	157,542	2,218,191
	VistaGen Therapeutics, Inc.	6,552	11,925
*	Vor BioPharma, Inc.	2,709	8,181
#*	Voyager Therapeutics, Inc.	77,061	718,209
#*	Xencor, Inc.	108,188	2,627,887
#*	XOMA Corp.	2,655	41,816
#*	Zevra Therapeutics, Inc.	5,596	27,308
*	Zimvie, Inc.	16,616	227,972
*	Zymeworks, Inc.	42,029	313,536
TOTAL HEALTH CARE			714,597,341
INDUSTRIALS — (17.7%)
#*	3D Systems Corp.	87,326	760,609
*	AAR Corp.	370,169	22,136,106
	ABM Industries, Inc.	599,829	27,760,086
	ACCO Brands Corp.	785,135	4,781,472

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Acme United Corp.	38,617	$1,174,729
*	AerSale Corp.	17,600	264,176
	AGCO Corp.	369,245	49,146,509
	Air Lease Corp.	1,184,308	50,143,601
*	Air Transport Services Group, Inc.	484,955	9,776,693
	Alamo Group, Inc.	101,965	19,756,738
#*	Alaska Air Group, Inc.	351,935	17,114,599
	Albany International Corp., Class A	64,925	6,250,979
	Allied Motion Technologies, Inc.	46,185	1,796,596
	Alta Equipment Group, Inc.	1,649	26,631
#*	American Superconductor Corp.	36,157	364,463
*	American Woodmark Corp.	125,120	9,589,197
	Apogee Enterprises, Inc.	231,830	11,482,540
	ARC Document Solutions, Inc.	153,269	533,376
#	ArcBest Corp.	249,836	29,060,923
	Arcosa, Inc.	476,753	36,795,797
	Argan, Inc.	142,875	5,434,965
*	ASGN, Inc.	44,737	3,414,328
	Astec Industries, Inc.	242,279	11,968,583
#*	Astronics Corp.	178,066	3,735,825
*	Astronics Corp., Class B	5,303	111,045
*	Asure Software, Inc.	145,408	1,983,365
*	Avalon Holdings Corp., Class A	11,325	27,746
*	AZEK Co., Inc.	322,282	10,055,198
	AZZ, Inc.	123,040	5,454,363
	Barnes Group, Inc.	453,281	17,813,943
	Barrett Business Services, Inc.	5,801	526,325
#*	Beacon Roofing Supply, Inc.	579,646	49,658,273
	BGSF, Inc.	75,776	766,853
*	BlueLinx Holdings, Inc.	85,764	8,082,399
	Boise Cascade Co.	359,406	37,194,927
#*	Bowman Consulting Group Ltd.	1,263	43,763
	Brady Corp., Class A	78,510	4,049,546
*	BrightView Holdings, Inc.	244,663	1,886,352
*	Broadwind, Inc.	39,486	150,047
*	Builders FirstSource, Inc.	683,763	98,755,890
*	CACI International, Inc., Class A	62,005	21,729,032
*	CBIZ, Inc.	397,430	21,020,073
*	CECO Environmental Corp.	368,166	4,432,719
	Chicago Rivet & Machine Co.	2,571	63,761
*	CIRCOR International, Inc.	82,288	4,583,442
*	Civeo Corp.	77,401	1,512,416
#*	Clarivate PLC	6,000	57,060
*	Clean Harbors, Inc.	51,626	8,583,339
	Columbus McKinnon Corp.	276,541	11,708,746
#*	Commercial Vehicle Group, Inc.	224,589	2,358,184
#††	Communications Systems, Inc.	17,714	55,799
	CompX International, Inc.	11,424	258,639
	Concentrix Corp.	227,605	18,945,840
*	Concrete Pumping Holdings, Inc.	152,799	1,233,088
*	Conduent, Inc.	1,529,887	5,293,409
*	Construction Partners, Inc., Class A	781	22,961
#	Copa Holdings SA, Class A	60,717	7,165,820
#	Costamare, Inc.	879,895	9,828,427
	Covenant Logistics Group, Inc.	99,527	5,450,099
*»	CPI Aerostructures, Inc.	34,845	142,864
#	CRA International, Inc.	61,284	6,133,916
	Deluxe Corp.	75,698	1,437,505
#*	Distribution Solutions Group, Inc.	46,949	2,602,853

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	DLH Holdings Corp.	49,986	$502,359
*	Ducommun, Inc.	130,595	6,548,033
	Dun & Bradstreet Holdings, Inc.	155,285	1,835,469
*	DXP Enterprises, Inc.	185,166	7,032,605
#*	Dycom Industries, Inc.	199,070	19,823,391
#	Eagle Bulk Shipping, Inc.	102,141	4,717,893
#	Eastern Co.	45,017	829,663
#	Encore Wire Corp.	187,397	31,986,794
	EnerSys	159,175	17,241,836
	Eneti, Inc.	35,837	454,413
	Ennis, Inc.	275,738	5,939,397
#	EnPro Industries, Inc.	132,581	18,399,591
*	Enviri Corp.	287,068	2,707,051
	Esab Corp.	350,178	24,057,229
	ESCO Technologies, Inc.	223,143	22,437,029
	Espey Mfg. & Electronics Corp.	8,752	143,533
*	EVI Industries, Inc.	550	13,992
	Federal Signal Corp.	240,220	14,675,040
#*	First Advantage Corp.	80,218	1,203,270
	Flowserve Corp.	77,547	2,928,175
#*	Fluor Corp.	568,636	17,616,343
*	Gates Industrial Corp. PLC	691,503	9,418,271
	GATX Corp.	318,869	39,973,418
#	Genco Shipping & Trading Ltd.	408,803	5,927,643
*	Gencor Industries, Inc.	88,546	1,350,326
*	Gibraltar Industries, Inc.	311,389	20,137,527
*	GMS, Inc.	353,571	26,054,647
	Gorman-Rupp Co.	277,388	8,793,200
*	Graham Corp.	27,631	386,834
	Granite Construction, Inc.	400,711	16,401,101
*	Great Lakes Dredge & Dock Corp.	628,752	5,281,517
#	Greenbrier Cos., Inc.	281,251	12,990,984
	Griffon Corp.	12,915	538,814
#*	Hawaiian Holdings, Inc.	16,427	190,389
	Healthcare Services Group, Inc.	44,068	555,697
#	Heartland Express, Inc.	603,879	9,873,422
	Heidrick & Struggles International, Inc.	208,352	5,681,759
	Helios Technologies, Inc.	91,664	5,793,165
	Herc Holdings, Inc.	69,837	9,346,286
*	Heritage-Crystal Clean, Inc.	149,547	6,889,630
#*	Hertz Global Holdings, Inc.	92,954	1,566,275
#	Hillenbrand, Inc.	153,679	7,982,087
#	HNI Corp.	103,699	3,016,604
*	Hub Group, Inc., Class A	311,734	28,096,585
*	Hudson Global, Inc.	12,048	271,321
*	Hudson Technologies, Inc.	218,016	1,981,765
#	Hurco Cos., Inc.	60,292	1,404,201
*	Huron Consulting Group, Inc.	207,298	19,604,172
	Hyster-Yale Materials Handling, Inc.	62,997	3,008,737
	ICF International, Inc.	152,039	17,878,266
*	IES Holdings, Inc.	49,433	2,833,500
#	Insteel Industries, Inc.	207,353	6,687,134
	Interface, Inc.	229,886	2,245,986
*	JELD-WEN Holding, Inc.	131,821	2,347,732
#*	JetBlue Airways Corp.	1,453,540	11,294,006
	Kaman Corp.	197,905	4,530,045
#	Kelly Services, Inc., Class A	315,378	5,777,725
#	Kennametal, Inc.	798,078	24,325,417
*	Kirby Corp.	301,074	24,531,510

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Knight-Swift Transportation Holdings, Inc.	1,369,894	$83,221,060
	Korn Ferry	464,824	24,486,928
*	Kratos Defense & Security Solutions, Inc.	33,004	498,030
*	L B Foster Co., Class A	92,609	1,298,378
*	Limbach Holdings, Inc.	62,309	1,646,204
*	LS Starrett Co., Class A	3,180	37,238
	LSI Industries, Inc.	273,120	3,441,312
	Luxfer Holdings PLC	38,084	482,143
*	Manitex International, Inc.	44,864	225,217
*	Manitowoc Co., Inc.	374,820	6,791,738
	ManpowerGroup, Inc.	157,909	12,455,862
	Marten Transport Ltd.	562,945	12,756,334
*	Masonite International Corp.	105,593	11,039,748
*	MasTec, Inc.	272,654	32,105,008
*	Mastech Digital, Inc.	9,609	102,624
*	Masterbrand, Inc.	26,873	331,882
*	Matrix Service Co.	205,590	1,301,385
#	Matson, Inc.	382,432	35,742,095
#	Matthews International Corp., Class A	137,382	6,305,834
*	Mayville Engineering Co., Inc.	69,586	841,295
	McGrath RentCorp	201,289	19,400,234
	MDU Resources Group, Inc.	647,349	14,319,360
#*	Mercury Systems, Inc.	83,560	3,173,609
	Miller Industries, Inc.	105,835	4,015,380
	MillerKnoll, Inc.	99,111	1,939,602
*	Mistras Group, Inc.	72,643	562,257
	Moog, Inc., Class A	231,036	24,360,436
*	MRC Global, Inc.	502,567	5,673,981
#	Mueller Industries, Inc.	311,050	25,213,713
#	Mueller Water Products, Inc., Class A	410,270	6,601,244
*	MYR Group, Inc.	137,815	19,646,906
	National Presto Industries, Inc.	60,634	4,748,249
	NL Industries, Inc.	87,147	505,453
#*	NN, Inc.	197,002	589,036
#*	Northwest Pipe Co.	106,645	3,474,494
*	NOW, Inc.	775,362	8,831,373
#*	NV5 Global, Inc.	57,945	6,347,875
	nVent Electric PLC	306,635	16,214,859
*	OPENLANE, Inc.	774,085	12,153,134
#*	Orion Energy Systems, Inc.	17,012	27,730
*	Orion Group Holdings, Inc.	285,828	1,071,855
	Oshkosh Corp.	148,099	13,635,475
	Owens Corning	153,341	21,466,207
#	P&F Industries, Inc., Class A	1,458	11,066
*	PAM Transportation Services, Inc.	121,393	3,139,223
	Pangaea Logistics Solutions Ltd.	143,687	1,001,498
	Park Aerospace Corp.	32,537	472,763
	Park-Ohio Holdings Corp.	98,145	1,891,254
*	Parsons Corp.	83,851	4,143,916
*	Patriot Transportation Holding, Inc.	5,926	48,830
*	Performant Financial Corp.	5,582	17,137
#*	Perma-Fix Environmental Services, Inc.	8,644	84,625
*	Perma-Pipe International Holdings, Inc.	30,152	245,739
*	PGT Innovations, Inc.	324,864	9,294,359
	Powell Industries, Inc.	126,502	7,688,792
#	Preformed Line Products Co.	48,649	8,441,088
	Primoris Services Corp.	568,291	18,048,922
*	Proto Labs, Inc.	159,043	5,272,275
*	Quad/Graphics, Inc.	267,896	1,585,944

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Quanex Building Products Corp.	354,511	$9,975,940
#*	Quest Resource Holding Corp.	9,326	61,738
*	Radiant Logistics, Inc.	505,418	3,891,719
	Regal Rexnord Corp.	299,962	46,848,065
*	Resideo Technologies, Inc.	768,373	14,383,943
#	Resources Connection, Inc.	359,180	5,739,696
	REV Group, Inc.	621,138	8,031,314
	Rush Enterprises, Inc., Class A	325,730	21,068,216
#	Rush Enterprises, Inc., Class B	52,846	3,631,049
	Ryder System, Inc.	391,993	40,042,085
#	Schneider National, Inc., Class B	474,993	14,634,534
	Sensata Technologies Holding PLC	318,230	13,445,217
*	SIFCO Industries, Inc.	17,808	43,095
*	SkyWest, Inc.	337,813	14,860,394
*	SP Plus Corp.	66,942	2,573,920
#	Spirit Airlines, Inc.	737,989	13,505,199
*	SPX Technologies, Inc.	16,283	1,377,705
	Standex International Corp.	31,865	4,734,183
	Steelcase, Inc., Class A	52,941	453,704
*	Sterling Infrastructure, Inc.	271,644	16,295,924
	Tennant Co.	12,205	979,329
#	Terex Corp.	548,889	32,181,362
#	Textainer Group Holdings Ltd.	431,221	17,723,183
*	Thermon Group Holdings, Inc.	318,725	8,799,997
#	Timken Co.	285,173	26,481,165
*	Titan International, Inc.	673,292	8,409,417
#*	Titan Machinery, Inc.	242,081	7,727,226
#	Trinity Industries, Inc.	865,501	22,693,436
	Triton International Ltd.	647,481	54,589,123
*	TrueBlue, Inc.	288,750	4,316,812
#*	Tutor Perini Corp.	79,124	668,598
*	Twin Disc, Inc.	80,543	1,047,059
	UFP Industries, Inc.	445,831	45,813,594
#	U-Haul Holding Co.	45,264	2,754,767
	U-Haul Holding Co., Non Voting	767,142	43,888,194
#*	Ultralife Corp.	132,803	1,087,657
	UniFirst Corp.	76,638	12,438,347
*	Univar Solutions, Inc.	427,751	15,458,921
#	Universal Logistics Holdings, Inc.	82,032	2,550,375
#*	V2X, Inc.	102,662	5,282,987
#	Veritiv Corp.	144,483	20,246,403
*	Virco Mfg. Corp.	19,199	85,436
#	VSE Corp.	117,290	6,304,337
#	Wabash National Corp.	537,965	12,739,011
#	Werner Enterprises, Inc.	533,759	25,097,348
	WESCO International, Inc.	358,650	62,968,180
#*	Willdan Group, Inc.	2,518	50,813
#*	Willis Lease Finance Corp.	25,217	1,066,427
TOTAL INDUSTRIALS			2,440,027,704
INFORMATION TECHNOLOGY — (8.3%)
*	ACI Worldwide, Inc.	477,804	11,080,275
	Adeia, Inc.	297,120	3,571,382
#	ADTRAN Holdings, Inc.	29,503	287,064
*	Airgain, Inc.	18,272	86,792
*	Alithya Group, Inc., Class A	47,421	90,100
#*	Alpha & Omega Semiconductor Ltd.	275,634	9,062,846
	American Software, Inc., Class A	14,186	163,565
	Amkor Technology, Inc.	2,293,308	66,712,330

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Amtech Systems, Inc.	149,815	$1,610,511
*	Arrow Electronics, Inc.	602,483	85,877,927
*	AstroNova, Inc.	75,083	1,068,431
*	Aviat Networks, Inc.	53,247	1,627,761
	Avnet, Inc.	955,916	46,361,926
*	Aware, Inc.	216,359	372,137
*	AXT, Inc.	319,871	994,799
	Bel Fuse, Inc., Class A	3,065	165,387
	Bel Fuse, Inc., Class B	116,316	6,240,353
	Belden, Inc.	172,132	16,634,836
	Benchmark Electronics, Inc.	380,341	10,082,840
	BK Technologies Corp.	1,650	23,579
#	Boxlight Corp., Class A	8,628	20,276
*	Brightcove, Inc.	100,012	449,054
*	Cambium Networks Corp.	4,485	72,657
#*	Cerence, Inc.	112,058	3,116,333
*	CEVA, Inc.	121,887	3,310,451
*	Cleanspark, Inc.	180,458	1,084,553
	Climb Global Solutions, Inc.	32,412	1,568,093
#*	Cognyte Software Ltd.	17,038	92,346
*	Cohu, Inc.	506,995	22,130,332
*	Computer Task Group, Inc.	162,282	1,283,651
	Comtech Telecommunications Corp.	195,186	1,983,090
*	Consensus Cloud Solutions, Inc.	6,036	195,627
*	Corsair Gaming, Inc.	32,122	593,615
	CSP, Inc.	5,024	64,408
	CTS Corp.	213,762	9,540,198
*	Daktronics, Inc.	246,944	1,775,527
*	Data I/O Corp.	76,101	345,499
#*	Digi International, Inc.	356,667	14,955,047
#*»	Digital Turbine, Inc.	150,918	1,635,951
*	Diodes, Inc.	272,935	25,789,628
*	DXC Technology Co.	1,509,133	41,727,527
#*	E2open Parent Holdings, Inc.	280,915	1,446,712
*	Eastman Kodak Co.	13,638	74,873
#	Ebix, Inc.	212,293	6,572,591
*	ePlus, Inc.	204,791	11,539,973
*	Fabrinet	70,723	8,744,192
#*	FARO Technologies, Inc.	34,512	572,554
#*	Fastly, Inc., Class A	348,994	6,411,020
*	Flex Ltd.	928,448	25,402,337
*	FormFactor, Inc.	288,042	10,703,641
	Frequency Electronics, Inc.	108,565	750,184
*	Grid Dynamics Holdings, Inc.	42,078	438,453
*	GSI Technology, Inc.	128,159	562,618
#*	Ichor Holdings Ltd.	269,262	10,425,825
*	Identiv, Inc.	17,937	138,294
#	Immersion Corp.	103,670	731,910
	Information Services Group, Inc.	159,362	820,714
*	Insight Enterprises, Inc.	198,109	29,060,609
#	InterDigital, Inc.	50,477	4,678,713
#*	inTEST Corp.	125,351	2,652,427
#*	Intevac, Inc.	203,504	728,544
*	IPG Photonics Corp.	6,329	831,947
*	Issuer Direct Corp.	7,476	159,613
*	Iteris, Inc.	124,715	518,814
*	Itron, Inc.	120,020	9,441,973
	Jabil, Inc.	110,461	12,224,719
	Juniper Networks, Inc.	450,014	12,510,389

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Key Tronic Corp.	76,677	$448,560
*	Kimball Electronics, Inc.	263,700	7,694,766
*	Knowles Corp.	948,188	17,323,395
#	Kulicke & Soffa Industries, Inc.	481,066	28,806,232
*	KVH Industries, Inc.	151,821	1,299,588
*	Kyndryl Holdings, Inc.	1,329,116	18,155,725
#*	Lantronix, Inc.	75,993	341,968
*	LiveRamp Holdings, Inc.	169,221	4,829,567
*	Lumentum Holdings, Inc.	116,862	6,118,894
#*	Luna Innovations, Inc.	87,305	789,237
*	Magnachip Semiconductor Corp.	335,776	3,105,928
*	Matterport, Inc.	58,948	199,834
*	MaxLinear, Inc.	5,495	135,562
#*	MeridianLink, Inc.	10,341	231,018
	Methode Electronics, Inc.	352,480	11,857,427
#*	Mirion Technologies, Inc.	70,998	536,035
#*	Mitek Systems, Inc.	82,914	846,552
*	NCR Corp.	485,705	13,055,750
*	NETGEAR, Inc.	260,015	3,546,605
#*	NetScout Systems, Inc.	741,524	20,725,596
#*	NetSol Technologies, Inc.	2,106	4,865
	Network-1 Technologies, Inc.	110,240	242,528
*	nLight, Inc.	42,506	612,086
#*	Olo, Inc., Class A	174,524	1,371,759
#	ON24, Inc.	217,960	1,928,946
#*	OneSpan, Inc.	29,767	408,999
*	Onto Innovation, Inc.	163,441	20,318,985
*	Optical Cable Corp.	55,866	206,146
*	OSI Systems, Inc.	145,211	17,313,508
#	Park City Group, Inc.	3,700	36,778
	PC Connection, Inc.	173,362	8,392,454
	PCTEL, Inc.	203,071	1,005,201
	PFSweb, Inc.	118,131	536,315
*	Photronics, Inc.	610,874	16,157,617
*	Plexus Corp.	246,308	24,258,875
#*	Powerfleet, Inc.	9,095	24,647
*	RF Industries Ltd.	71,364	269,756
#*	Ribbon Communications, Inc.	1,046,589	3,328,153
#	Richardson Electronics Ltd.	129,092	1,781,470
*	Rogers Corp.	140,207	23,640,302
*	Sanmina Corp.	622,420	38,253,933
	Sapiens International Corp. NV	25,143	677,352
*	ScanSource, Inc.	254,814	7,667,353
*	SecureWorks Corp., Class A	73,221	562,337
#*	Semtech Corp.	131,590	3,842,428
#*	SigmaTron International, Inc.	5,630	33,555
#*††	Silicon Graphics, Inc.	494	0
*	SmartRent, Inc.	5,077	20,206
*	SolarWinds Corp.	888,969	9,369,733
#	Sphere 3D Corp.	9,509	23,297
*	Stratasys Ltd.	453,393	8,220,015
*	Super Micro Computer, Inc.	230,730	76,203,197
*	Synaptics, Inc.	60,192	5,435,940
#	Taitron Components, Inc., Class A	12,497	49,738
	TD SYNNEX Corp.	473,146	46,704,242
#*	Trio-Tech International	3,288	18,742
*	TSR, Inc.	3,389	25,451
*	TTM Technologies, Inc.	1,094,138	15,711,822
*	Turtle Beach Corp.	16,056	180,630

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Ultra Clean Holdings, Inc.	465,491	$17,735,207
*	Upland Software, Inc.	4,986	19,695
*	Veeco Instruments, Inc.	439,561	12,378,038
*	Verint Systems, Inc.	235,117	8,786,322
#*	Viasat, Inc.	421,074	13,028,030
#	Vishay Intertechnology, Inc.	1,360,769	38,305,647
*	Vishay Precision Group, Inc.	134,142	5,018,252
*	WidePoint Corp.	4,105	7,964
#	Xerox Holdings Corp.	1,539,655	24,603,687
*	Xperi, Inc.	266,602	3,497,818
TOTAL INFORMATION TECHNOLOGY			1,150,260,603
MATERIALS — (6.9%)
#*	Advanced Emissions Solutions, Inc.	6,100	14,396
	AdvanSix, Inc.	280,060	11,233,207
#	Alcoa Corp.	1,167,919	42,266,989
	Alpha Metallurgical Resources, Inc.	96,345	16,688,881
#*	Alto Ingredients, Inc.	376,318	1,512,798
	American Vanguard Corp.	301,659	5,447,962
#*	Ampco-Pittsburgh Corp.	111,347	403,076
	Arch Resources, Inc.	129,500	16,632,980
*	Arconic Corp.	402,338	12,025,883
*	Ascent Industries Co.	69,029	630,235
	Ashland, Inc.	367,687	33,591,884
	Avient Corp.	205,853	8,343,222
	Berry Global Group, Inc.	168,898	11,074,642
	Caledonia Mining Corp. PLC	6,974	82,154
	Carpenter Technology Corp.	517,817	30,996,526
#*	Century Aluminum Co.	408,831	3,802,128
	Chase Corp.	19,654	2,474,242
#*	Clearwater Paper Corp.	176,049	5,674,059
*	Cleveland-Cliffs, Inc.	669,085	11,809,350
#*	Coeur Mining, Inc.	2,251,505	6,934,635
	Commercial Metals Co.	1,102,931	63,109,712
#	Compass Minerals International, Inc.	103,576	3,922,423
*	Core Molding Technologies, Inc.	37,724	909,903
#*	Danimer Scientific, Inc.	19,710	55,385
	Eastman Chemical Co.	37,247	3,187,598
*	Ecovyst, Inc.	604,179	7,425,360
	Element Solutions, Inc.	1,130,316	23,691,423
#*	Ferroglobe PLC	384,426	2,083,589
#	Flexible Solutions International, Inc.	27,598	78,930
	Fortitude Gold Corp.	93,160	608,335
	Friedman Industries, Inc.	79,184	1,408,683
	FutureFuel Corp.	350,040	3,402,389
#*	Gatos Silver, Inc.	52,073	270,259
#	Glatfelter Corp.	309,946	1,053,816
	Greif, Inc., Class A	202,581	14,984,917
	Greif, Inc., Class B	47,033	3,718,899
	Hawkins, Inc.	204,408	9,556,074
#	Haynes International, Inc.	135,787	6,811,076
	HB Fuller Co.	385,510	28,539,305
#	Hecla Mining Co.	5,541,188	31,917,243
	Huntsman Corp.	1,930,589	57,473,635
#*	Ingevity Corp.	25,011	1,601,204
	Innospec, Inc.	217,568	23,310,236
	International Paper Co.	22,453	809,655
#*	Intrepid Potash, Inc.	86,505	2,378,888
#	Kaiser Aluminum Corp.	90,908	7,381,730

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Knife River Corp.	161,837	$7,035,054
	Koppers Holdings, Inc.	115,841	4,432,077
#	Kronos Worldwide, Inc.	259,985	2,430,860
	Louisiana-Pacific Corp.	13,525	1,029,658
#*	LSB Industries, Inc.	225,868	2,522,946
#	Materion Corp.	171,198	20,396,530
#	Mativ Holdings, Inc.	424,323	6,678,844
#	Mercer International, Inc.	517,406	4,604,913
	Minerals Technologies, Inc.	343,732	21,087,958
	Myers Industries, Inc.	80,706	1,582,645
#	Nexa Resources SA	23,509	117,310
	Northern Technologies International Corp.	38,139	474,831
*	O-I Glass, Inc.	336,841	7,733,869
#	Olin Corp.	780,083	44,995,187
#	Olympic Steel, Inc.	118,855	6,630,920
	Orion SA	205,278	4,499,694
	Pactiv Evergreen, Inc.	118,992	1,024,521
#	Quaker Chemical Corp.	4,028	807,131
	Ramaco Resources, Inc., Class A	23,925	220,110
	Ramaco Resources, Inc., Class B	376	5,350
*	Ranpak Holdings Corp.	22,854	146,494
*	Rayonier Advanced Materials, Inc.	549,765	2,600,388
	Reliance Steel & Aluminum Co.	227,255	66,553,899
»††	Resolute Forest Products, Inc.	792,851	848,351
	Ryerson Holding Corp.	253,502	10,771,300
	Schnitzer Steel Industries, Inc., Class A	290,691	10,525,921
	Sensient Technologies Corp.	16,694	1,069,084
	Silgan Holdings, Inc.	28,854	1,265,248
	Sonoco Products Co.	261,632	15,342,100
#	Stepan Co.	176,230	16,886,359
*	Summit Materials, Inc., Class A	891,412	32,251,286
	SunCoke Energy, Inc.	729,858	6,481,139
#	Sylvamo Corp.	95,821	4,701,936
*	TimkenSteel Corp.	467,964	10,903,561
	Tredegar Corp.	248,538	1,719,883
	TriMas Corp.	168,382	4,337,520
#	Trinseo PLC	80,503	1,418,463
#	Tronox Holdings PLC	1,104,741	14,682,008
#	U.S. Steel Corp.	1,551,972	39,575,286
#	United States Lime & Minerals, Inc.	34,601	7,114,312
*	Universal Stainless & Alloy Products, Inc.	65,270	1,044,973
	Warrior Met Coal, Inc.	163,848	7,250,274
	WestRock Co.	155,124	5,164,078
	Worthington Industries, Inc.	346,102	25,826,131
TOTAL MATERIALS			948,120,318
REAL ESTATE — (1.1%)
*	AMREP Corp.	5,056	91,059
#*	Anywhere Real Estate, Inc.	751,055	6,293,841
#*	Cushman & Wakefield PLC	1,398,051	13,742,841
	Douglas Elliman, Inc.	337,276	745,380
#*	Five Point Holdings LLC, Class A	15,583	53,761
#*	Forestar Group, Inc.	197,716	5,828,668
*	FRP Holdings, Inc.	66,154	3,795,255
#*	Howard Hughes Corp.	336,753	28,432,056
*	Jones Lang LaSalle, Inc.	287,105	47,817,338
#	Kennedy-Wilson Holdings, Inc.	778,025	12,837,412
#	Marcus & Millichap, Inc.	260,020	9,537,534
	Newmark Group, Inc., Class A	1,062,465	7,352,258

U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
#*	Opendoor Technologies, Inc.	693,619	$3,544,393
*	Rafael Holdings, Inc., Class B	35,612	71,224
	RE/MAX Holdings, Inc., Class A	171,316	3,376,638
#	Stratus Properties, Inc.	26,619	755,447
*	Tejon Ranch Co.	233,905	4,119,067
TOTAL REAL ESTATE			148,394,172
UTILITIES — (0.2%)
	Genie Energy Ltd., Class B	175,430	2,352,516
	New Jersey Resources Corp.	167,082	7,468,566
#	NRG Energy, Inc.	257,568	9,785,008
#	Ormat Technologies, Inc.	17,173	1,396,165
#*	Sunnova Energy International, Inc.	488,685	8,630,177
TOTAL UTILITIES			29,632,432
TOTAL COMMON STOCKS			12,670,141,522
PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	10,755	248,440
INDUSTRIALS — (0.1%)
π	WESCO International, Inc., Series A, 10.625%	174,585	4,734,745
TOTAL PREFERRED STOCKS			4,983,185
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*»	Biocept, Inc. Warrants 08/02/23	366,740	0
TOTAL INVESTMENT SECURITIES (Cost $8,248,225,329)			12,675,124,707

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	129,539,658	129,539,658
SECURITIES LENDING COLLATERAL — (7.0%)
@§	The DFA Short Term Investment Fund	83,224,243	962,654,821
TOTAL INVESTMENTS — (100.0%)
(Cost $9,340,361,503)^^			$13,767,319,186
As of July 31, 2023, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	493	09/15/23	$109,933,512	$113,747,425	$3,813,913
Total Futures Contracts			$109,933,512	$113,747,425	$3,813,913

U.S. Targeted Value Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$350,534,415	$121,355	—	$350,655,770
Consumer Discretionary	2,005,355,169	—	—	2,005,355,169
Consumer Staples	518,007,524	7,171	—	518,014,695
Energy	1,177,823,079	—	—	1,177,823,079
Financials	3,187,178,538	81,701	—	3,187,260,239
Health Care	712,199,096	—	$2,398,245	714,597,341
Industrials	2,439,829,041	142,864	55,799	2,440,027,704
Information Technology	1,148,624,652	1,635,951	—	1,150,260,603
Materials	947,271,967	—	848,351	948,120,318
Real Estate	148,394,172	—	—	148,394,172
Utilities	29,632,432	—	—	29,632,432
Preferred Stocks
Communication Services	248,440	—	—	248,440
Industrials	4,734,745	—	—	4,734,745
Temporary Cash Investments	129,539,658	—	—	129,539,658
Securities Lending Collateral	—	962,654,821	—	962,654,821
Futures Contracts**	3,813,913	—	—	3,813,913
TOTAL	$12,803,186,841	$964,643,863	$3,302,395^	$13,771,133,099
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (92.5%)
COMMUNICATION SERVICES — (1.6%)
*	AMC Networks, Inc., Class A	17,760	$224,131
#	ATN International, Inc.	216,829	7,879,566
#*	Bandwidth, Inc., Class A	8,806	133,411
#*	Boston Omaha Corp., Class A	155,806	3,041,333
#*	Cars.com, Inc.	249,692	5,695,475
*	Consolidated Communications Holdings, Inc.	568,063	2,033,666
*	Cumulus Media, Inc., Class A	200,002	1,268,013
#*	Daily Journal Corp.	965	279,387
*	DHI Group, Inc.	576,329	2,172,760
#*	EchoStar Corp., Class A	543,336	10,557,018
#	Entravision Communications Corp., Class A	656,872	3,139,848
#*	EW Scripps Co., Class A	1,460,572	14,401,240
#*	FG Group Holdings, Inc.	298,374	483,366
#*	Frontier Communications Parent, Inc.	1,069,776	19,480,621
*	Gaia, Inc.	4,314	10,138
#*	Gannett Co., Inc.	329,156	928,220
	Gray Television, Inc.	1,326,484	12,561,803
#	Gray Television, Inc., Class A	3,875	38,111
#*	Liberty Latin America Ltd., Class A	557,488	4,682,899
#*	Liberty Latin America Ltd., Class C	2,689,345	22,375,350
*	Madison Square Garden Entertainment Corp.	209,613	7,302,917
#*	Magnite, Inc.	740,272	11,200,315
#	Marcus Corp.	570,847	8,905,213
#	Nexstar Media Group, Inc.	22,246	4,153,773
#*	Reading International, Inc., Class A	17,827	47,420
	Saga Communications, Inc., Class A	126,272	2,732,526
#	Scholastic Corp.	848,462	36,645,074
#	Shenandoah Telecommunications Co.	231,517	4,322,422
#	Sinclair, Inc.	364,424	5,069,138
#*	Sphere Entertainment Co.	209,613	8,898,072
#	Spok Holdings, Inc.	70,743	1,037,092
	TEGNA, Inc.	1,363,991	23,051,448
#*	Thryv Holdings, Inc.	186,892	4,429,340
#	Townsquare Media, Inc., Class A	7,215	86,436
#*	U.S. Cellular Corp.	365,464	6,472,367
#*	Urban One, Inc.	115,595	656,580
*	Urban One, Inc.	145,435	833,343
#*	WideOpenWest, Inc.	37,543	309,354
#*	Ziff Davis, Inc.	140,476	10,187,320
TOTAL COMMUNICATION SERVICES			247,726,506
CONSUMER DISCRETIONARY — (15.4%)
#*	1-800-Flowers.com, Inc., Class A	508,004	4,409,475
#	Aaron's Co., Inc.	464,928	7,355,161
#*	Abercrombie & Fitch Co., Class A	621,638	24,623,081
#	Academy Sports & Outdoors, Inc.	172,693	10,325,314
#*	Adient PLC	1,332,827	56,725,117
#	ADT, Inc.	84,124	536,711
#*	Adtalem Global Education, Inc.	1,239,493	53,595,677
	AMCON Distributing Co.	4,641	993,174
*	American Axle & Manufacturing Holdings, Inc.	1,682,110	15,895,939
#	American Eagle Outfitters, Inc.	2,471,709	34,727,511
*	American Outdoor Brands, Inc.	175,776	1,669,872

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	AMMO, Inc.	42,460	$88,317
#	Ark Restaurants Corp.	2,951	52,793
#*	Asbury Automotive Group, Inc.	90,522	20,421,763
*	Barnes & Noble Education, Inc.	5,617	8,257
	Bassett Furniture Industries, Inc.	200,170	3,522,992
#*	Beazer Homes USA, Inc.	54,686	1,839,090
#*	Biglari Holdings, Inc., Class A	934	939,828
#*	Biglari Holdings, Inc., Class B	7,210	1,464,784
*	BJ's Restaurants, Inc.	11,717	441,262
	Build-A-Bear Workshop, Inc.	33,361	819,013
#	Caleres, Inc.	65,936	1,782,909
	Canterbury Park Holding Corp.	15,171	346,051
*	Carrols Restaurant Group, Inc.	156,124	919,570
#	Cato Corp., Class A	290,140	2,466,190
#*	Century Casinos, Inc.	25,398	201,914
	Century Communities, Inc.	817,143	63,099,782
#*	Chico's FAS, Inc.	117,059	714,060
#*	Chuy's Holdings, Inc.	6,587	273,953
*	Citi Trends, Inc.	46,048	868,005
*	Conn's, Inc.	230,295	1,133,051
*	Container Store Group, Inc.	200,085	732,311
#*	Cooper-Standard Holdings, Inc.	4,649	85,635
#	Crown Crafts, Inc.	148,737	746,660
*	Culp, Inc.	65,240	371,868
	Dana, Inc.	2,275,262	43,184,473
*	Delta Apparel, Inc.	181,152	1,499,939
	Designer Brands, Inc., Class A	199,808	1,988,090
#	Dillard's, Inc., Class A	54,981	18,860,682
*	Duluth Holdings, Inc., Class B	48,847	354,629
	El Pollo Loco Holdings, Inc.	546,261	5,817,680
#	Escalade, Inc.	44,219	645,597
#	Ethan Allen Interiors, Inc.	575,552	18,112,621
*	Fiesta Restaurant Group, Inc.	206,641	1,591,136
#	Flanigan's Enterprises, Inc.	5,134	152,480
#	Flexsteel Industries, Inc.	125,727	2,460,477
#	Foot Locker, Inc.	1,400,499	37,631,408
*	Fossil Group, Inc.	41,601	115,651
#	Gap, Inc.	2,800,838	28,848,631
*	Genesco, Inc.	79,986	2,256,405
*	G-III Apparel Group Ltd.	276,356	5,723,333
*	Goodyear Tire & Rubber Co.	4,424,716	71,149,433
#*	GoPro, Inc., Class A	1,030,179	4,213,432
	Graham Holdings Co., Class B	97,408	57,154,144
*	Green Brick Partners, Inc.	584,289	33,024,014
#	Group 1 Automotive, Inc.	299,563	77,446,022
#	Guess?, Inc.	549,818	11,540,680
	Hamilton Beach Brands Holding Co., Class A	3,359	33,086
	Harley-Davidson, Inc.	781,290	30,165,607
#	Haverty Furniture Cos., Inc.	356,987	12,708,737
	Haverty Furniture Cos., Inc., Class A	5,701	202,671
#*	Helen of Troy Ltd.	170,317	24,065,792
#	Hibbett, Inc.	98,781	4,583,438
#	Hooker Furnishings Corp.	278,144	5,582,350
*	Hovnanian Enterprises, Inc., Class A	29,862	3,183,886
*	JAKKS Pacific, Inc.	6,759	140,858
#	Johnson Outdoors, Inc., Class A	148,325	8,768,974
	KB Home	378,883	20,448,316
#»	Kohl's Corp.	1,665,437	47,381,683
#	Lakeland Industries, Inc.	147,401	2,280,293

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Lands' End, Inc.	208,106	$1,952,034
*	Landsea Homes Corp.	62,271	614,615
#*	Latham Group, Inc.	152,730	601,756
	Laureate Education, Inc.	1,468,374	18,824,555
#	La-Z-Boy, Inc.	673,417	21,125,091
#	LCI Industries	108,641	14,804,509
#*	Legacy Housing Corp.	95,257	2,259,496
#*	LGI Homes, Inc.	353,711	49,077,401
#*	Life Time Group Holdings, Inc.	569,566	10,303,449
	Lifetime Brands, Inc.	195,378	1,074,579
#*	Lincoln Educational Services Corp.	70,047	498,034
#	Lithia Motors, Inc.	33,580	10,427,597
*	Live Ventures, Inc.	8,729	232,191
*	M/I Homes, Inc.	434,428	43,442,800
	Macy's, Inc.	2,831,316	46,971,532
#*	Malibu Boats, Inc., Class A	16,169	969,332
#*	MarineMax, Inc.	438,956	17,703,095
#	Marriott Vacations Worldwide Corp.	297,933	38,287,370
	MDC Holdings, Inc.	1,862,398	95,503,769
#	Meritage Homes Corp.	575,946	85,787,157
#*	Modine Manufacturing Co.	1,297,471	48,733,011
*	Mohawk Industries, Inc.	487,005	51,788,112
#	Monro, Inc.	183,328	6,718,971
#*	Motorcar Parts of America, Inc.	9,501	85,224
#	Movado Group, Inc.	321,737	9,233,852
	Nobility Homes, Inc.	1,505	41,839
#*	ODP Corp.	1,053,414	52,544,290
#*	OneWater Marine, Inc., Class A	45,260	1,704,039
#	Patrick Industries, Inc.	248,212	21,482,749
#*	Penn Entertainment, Inc.	504	13,250
#	Penske Automotive Group, Inc.	277,484	44,791,467
*	Perdoceo Education Corp.	1,040,719	13,893,599
#*	Petco Health & Wellness Co., Inc., Class A	701,354	5,723,049
*	Playa Hotels & Resorts NV	1,388,656	11,331,433
#	PVH Corp.	928,017	83,187,444
*»	QEP Co., Inc.	19,967	262,466
#	RCI Hospitality Holdings, Inc.	14,045	979,639
#	Rocky Brands, Inc.	193,299	3,889,176
#	Shoe Carnival, Inc.	638,437	16,988,809
#	Signet Jewelers Ltd.	180,499	14,528,365
*	Skechers USA, Inc., Class A	862,576	47,941,974
#	Smith & Wesson Brands, Inc.	403,283	5,133,793
*	Solo Brands, Inc., Class A	47,168	276,404
#	Sonic Automotive, Inc., Class A	476,161	22,803,350
#*	Sportsman's Warehouse Holdings, Inc.	54,594	343,942
	Standard Motor Products, Inc.	252,109	9,623,001
*	Stoneridge, Inc.	9,085	185,697
#	Strategic Education, Inc.	318,600	23,926,860
*	Strattec Security Corp.	69,809	1,632,833
*	Stride, Inc.	674,455	25,770,926
	Superior Group of Cos., Inc.	209,818	1,978,584
#*	Superior Industries International, Inc.	124,927	457,233
*	Taylor Morrison Home Corp.	2,858,591	138,412,976
#	Thor Industries, Inc.	832,087	96,097,728
#*	Tile Shop Holdings, Inc.	153,262	974,746
#*	Tilly's, Inc., Class A	339,768	2,945,789
#*	Topgolf Callaway Brands Corp.	2,814,348	56,202,530
#*	Tri Pointe Homes, Inc.	2,638,710	84,122,075
*	Under Armour, Inc., Class C	1,107,221	8,215,580

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Unifi, Inc.	104,172	$824,001
#*	Universal Technical Institute, Inc.	351,606	2,559,692
#	Upbound Group, Inc.	8,020	277,733
#*	Urban Outfitters, Inc.	1,641,488	59,700,919
#*	Vera Bradley, Inc.	5,138	34,630
*	Vista Outdoor, Inc.	861,927	26,116,388
#*	VOXX International Corp.	171,852	1,587,912
#	Weyco Group, Inc.	117,357	3,203,846
#	Winnebago Industries, Inc.	480,867	33,083,650
*	Zumiez, Inc.	473,370	8,927,758
TOTAL CONSUMER DISCRETIONARY			2,409,257,434
CONSUMER STAPLES — (3.9%)
#	Alico, Inc.	23,204	600,984
	Andersons, Inc.	827,888	40,417,492
*	Bridgford Foods Corp.	13,817	163,317
#	Cal-Maine Foods, Inc.	278,032	12,842,298
#*	Central Garden & Pet Co.	178,693	7,233,493
*	Central Garden & Pet Co., Class A	635,259	24,279,599
	Edgewell Personal Care Co.	908,272	35,794,999
	Fresh Del Monte Produce, Inc.	1,254,280	33,338,762
*	Hain Celestial Group, Inc.	422,620	5,354,595
*	Hostess Brands, Inc.	2,723,889	65,482,292
#*††	Imperial Sugar Co.	83,457	0
	Ingles Markets, Inc., Class A	362,269	30,720,411
	Ingredion, Inc.	510,307	56,776,757
*	Lifeway Foods, Inc.	4,902	31,961
#	Limoneira Co.	83,286	1,292,599
#*	Mission Produce, Inc.	50,497	586,775
*	Natural Alternatives International, Inc.	164,433	1,183,918
	Natural Grocers by Vitamin Cottage, Inc., Class C	319,740	3,980,763
#*	Nature's Sunshine Products, Inc.	47,986	669,405
#	Nu Skin Enterprises, Inc., Class A	79,272	2,329,804
#	Oil-Dri Corp. of America	92,704	5,819,030
*	Pilgrim's Pride Corp.	664,508	16,459,863
*	Post Holdings, Inc.	401,875	34,279,937
	PriceSmart, Inc.	21,177	1,646,088
	Seaboard Corp.	17,171	61,901,455
#*	Seneca Foods Corp., Class A	152,986	5,899,905
*»	Seneca Foods Corp., Class B	24,020	911,319
	SpartanNash Co.	827,299	18,564,590
#*	TreeHouse Foods, Inc.	773,206	39,905,162
#*	United Natural Foods, Inc.	934,083	19,428,926
#	Universal Corp.	637,532	32,239,993
#	Village Super Market, Inc., Class A	206,963	4,818,099
#	Weis Markets, Inc.	650,386	43,146,607
*	Willamette Valley Vineyards, Inc.	4,137	24,822
TOTAL CONSUMER STAPLES			608,126,020
ENERGY — (9.8%)
	Adams Resources & Energy, Inc.	109,663	3,797,630
#*	Amplify Energy Corp.	92,008	675,339
#	Antero Midstream Corp.	1,844,216	22,019,939
#*	Antero Resources Corp.	9,000	240,750
	Archrock, Inc.	1,899,058	22,143,016
	Ardmore Shipping Corp.	659,226	9,281,902
	Barnwell Industries, Inc.	4,144	10,567
#	Berry Corp.	1,145,003	8,931,023

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Bristow Group, Inc.	190,832	$5,871,901
#	California Resources Corp.	624,174	33,299,683
#*	Callon Petroleum Co.	965,875	36,278,265
	Chord Energy Corp.	50,902	7,983,470
#	Civitas Resources, Inc.	554,698	41,524,692
#*	Clean Energy Fuels Corp.	1,067,545	5,262,997
#*	CNX Resources Corp.	4,193,703	85,551,541
#	Comstock Resources, Inc.	593,412	7,566,003
#	CONSOL Energy, Inc.	541,074	40,320,834
#	Delek U.S. Holdings, Inc.	735,819	20,301,246
	DHT Holdings, Inc.	4,207,147	41,440,398
*	DMC Global, Inc.	73,781	1,391,510
	Dorian LPG Ltd.	1,015,469	30,200,048
#*	Dril-Quip, Inc.	496,579	12,856,430
#*	DT Midstream, Inc.	970,093	51,919,377
*	Earthstone Energy, Inc., Class A	424,607	6,785,220
#	Epsilon Energy Ltd.	99,751	602,496
#*	Expro Group Holdings NV	285,204	6,328,677
*	Forum Energy Technologies, Inc.	52,387	1,425,450
#*	Geospace Technologies Corp.	66,541	532,993
*	Gulf Island Fabrication, Inc.	3,556	12,055
*	Gulfport Energy Corp.	41,826	4,285,074
#*	Hallador Energy Co.	179,702	1,656,852
*	Helix Energy Solutions Group, Inc.	2,365,148	22,705,421
#	Helmerich & Payne, Inc.	1,575,064	70,515,615
	International Seaways, Inc.	745,318	31,966,689
	Liberty Energy, Inc.	2,089,500	34,414,065
#	Matador Resources Co.	580,926	32,316,913
	Mexco Energy Corp.	4,558	59,528
	Murphy Oil Corp.	2,365,804	102,368,339
	NACCO Industries, Inc., Class A	150,027	5,549,499
*	Natural Gas Services Group, Inc.	196,877	2,025,864
*	Newpark Resources, Inc.	1,179,770	6,512,330
#*	Noble Corp. PLC	22,345	1,167,973
#	Nordic American Tankers Ltd.	764,123	3,354,500
#	NOV, Inc.	501,417	10,068,453
*	Oil States International, Inc.	751,596	6,042,832
*	Overseas Shipholding Group, Inc., Class A	1,393,140	5,697,943
*	Par Pacific Holdings, Inc.	87,255	2,746,787
	Patterson-UTI Energy, Inc.	2,635,427	41,745,164
	PBF Energy, Inc., Class A	1,911,110	90,663,058
	PDC Energy, Inc.	1,239,541	94,068,767
#	Peabody Energy Corp.	2,159,297	48,454,625
#	Permian Resources Corp.	2,981,468	34,853,361
#	PHX Minerals, Inc.	156,016	503,932
#*	PrimeEnergy Resources Corp.	617	59,331
*	ProPetro Holding Corp.	1,734,920	18,112,565
	Range Resources Corp.	133,437	4,193,925
#*	Ranger Energy Services, Inc.	148,316	1,557,318
*	REX American Resources Corp.	460,830	17,059,927
	Riley Exploration Permian, Inc.	2,071	77,559
#	RPC, Inc.	819,390	6,817,325
#	SandRidge Energy, Inc.	151,692	2,590,899
	Scorpio Tankers, Inc.	995,527	46,829,590
*	SEACOR Marine Holdings, Inc.	25,975	298,453
#	Select Water Solutions, Inc., Class A	1,071,167	9,008,514
#	SFL Corp. Ltd.	2,083,026	20,538,636
#	SM Energy Co.	570,208	20,692,848
	Solaris Oilfield Infrastructure, Inc., Class A	270,098	2,952,171

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Southwestern Energy Co.	9,903,393	$64,173,987
#*	Talos Energy, Inc.	910,245	14,563,920
*	TechnipFMC PLC	3,148,191	57,737,823
*	Teekay Corp.	1,010,397	6,729,244
	Teekay Tankers Ltd., Class A	457,929	19,970,284
#*	Tidewater, Inc.	87,600	5,528,436
*	Transocean Ltd.	210,727	1,854,398
#*	U.S. Silica Holdings, Inc.	1,202,294	15,641,845
#*	Vital Energy, Inc.	107,133	5,654,480
	World Kinect Corp.	1,184,759	26,704,468
TOTAL ENERGY			1,527,646,982
FINANCIALS — (22.0%)
	1st Source Corp.	329,573	15,456,974
#	ACNB Corp.	31,152	1,080,974
*	Affinity Bancshares, Inc.	1,447	20,475
	Alerus Financial Corp.	852	16,853
	Amalgamated Financial Corp.	25,026	499,519
*	Ambac Financial Group, Inc.	650,677	9,200,573
#	Amerant Bancorp, Inc.	56,654	1,122,882
*	American Equity Investment Life Holding Co.	2,039,490	109,459,428
#	American National Bankshares, Inc.	48,542	2,003,814
	Ameris Bancorp	718,631	31,368,243
	AmeriServ Financial, Inc.	339,607	1,120,703
#	Ames National Corp.	1,325	25,520
#	Argo Group International Holdings Ltd.	644,331	19,136,631
	Associated Banc-Corp.	3,535,078	66,989,728
	Associated Capital Group, Inc., Class A	19,371	717,696
#	Assured Guaranty Ltd.	1,301,830	77,823,397
*	Atlantic American Corp.	202,204	370,033
#	Atlantic Union Bankshares Corp.	1,216,152	38,892,541
#*	Atlanticus Holdings Corp.	35,841	1,458,729
#*	Avantax, Inc.	29,893	773,631
	Axis Capital Holdings Ltd.	733,336	40,421,480
	Banc of California, Inc.	805,822	11,450,731
#	Bank of Marin Bancorp	84,745	1,777,950
	Bank OZK	1,968,405	86,078,351
	BankFinancial Corp.	176,093	1,579,554
#	BankUnited, Inc.	1,046,146	31,216,997
	Bankwell Financial Group, Inc.	20,646	564,668
	Banner Corp.	521,721	24,839,137
#	Bar Harbor Bankshares	168,005	4,588,217
#	BayCom Corp.	105,377	2,124,400
#	BCB Bancorp, Inc.	210,090	2,699,656
	Berkshire Hills Bancorp, Inc.	577,075	13,163,081
#*	Blue Foundry Bancorp	56,007	571,831
#	Blue Ridge Bankshares, Inc.	11,689	98,538
	BOK Financial Corp.	137,592	12,256,695
#	Bread Financial Holdings, Inc.	610,905	25,395,321
*	Brighthouse Financial, Inc.	1,075,120	56,046,006
	Brookline Bancorp, Inc.	1,250,705	13,357,529
#	Business First Bancshares, Inc.	39,923	816,425
#	Byline Bancorp, Inc.	371,197	8,147,774
#	C&F Financial Corp.	56,603	3,182,787
#	Cadence Bank	1,832,456	45,903,023
#*	California BanCorp	1,966	36,351
*»	California First Leasing Corp.	40,405	671,733
#	Cambridge Bancorp	626	38,524
#	Camden National Corp.	16,352	565,452

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Cannae Holdings, Inc.	55,464	$1,130,356
#	Capital City Bank Group, Inc.	47,380	1,536,533
#	Capitol Federal Financial, Inc.	1,095,218	7,261,295
#	Capstar Financial Holdings, Inc.	46,150	686,712
*	Carter Bankshares, Inc.	124,009	1,821,692
	Cathay General Bancorp	524,041	19,934,520
#	CB Financial Services, Inc.	1,113	25,488
*»	CCUR Holdings, Inc.	53	159,000
	Central Pacific Financial Corp.	45,797	835,337
#	Central Valley Community Bancorp	129,626	2,216,605
	Chemung Financial Corp.	6,531	278,612
#	ChoiceOne Financial Services, Inc.	701	16,999
#	Citizens Community Bancorp, Inc.	47,640	489,263
	Civista Bancshares, Inc.	140,777	2,567,772
	CNB Financial Corp.	88,389	1,720,050
	Codorus Valley Bancorp, Inc.	81,180	1,785,148
	Colony Bankcorp, Inc.	20,691	221,808
	Columbia Banking System, Inc.	1,110,815	24,826,715
	Community Trust Bancorp, Inc.	167,496	6,428,496
#	Community West Bancshares	31,371	428,842
	ConnectOne Bancorp, Inc.	496,474	10,162,823
#*	Consumer Portfolio Services, Inc.	382,707	4,902,477
#*	CrossFirst Bankshares, Inc.	200,353	2,338,120
#*	Customers Bancorp, Inc.	547,623	22,989,214
#	Dime Community Bancshares, Inc.	397,381	8,901,334
#	Donegal Group, Inc., Class A	419,790	6,116,340
	Donegal Group, Inc., Class B	54,141	705,999
	Eagle Bancorp Montana, Inc.	9,455	124,617
	Eagle Bancorp, Inc.	48,685	1,348,574
#	Eastern Bankshares, Inc.	45,330	640,060
#	Employers Holdings, Inc.	556,638	21,502,926
	Enact Holdings, Inc.	74,621	2,029,691
#*	Encore Capital Group, Inc.	440,764	23,580,874
*	Enova International, Inc.	313,529	17,272,313
*	Enstar Group Ltd.	101,036	25,853,092
	Enterprise Financial Services Corp.	109,269	4,480,029
#	Equity Bancshares, Inc., Class A	86,070	2,337,661
	ESSA Bancorp, Inc.	174,964	2,907,902
	Essent Group Ltd.	683,623	33,907,701
	Evans Bancorp, Inc.	10,591	314,765
#*	EZCORP, Inc., Class A	1,129,558	10,233,795
#	Farmers & Merchants Bancorp, Inc.	4,038	86,090
	Financial Institutions, Inc.	260,900	5,004,062
*	Finwise Bancorp	1,185	11,732
	First American Financial Corp.	209,571	13,282,610
#	First Bancorp	15,972	528,354
#	First Bancshares, Inc.	117,426	3,676,608
#	First Bank	131,291	1,641,137
#	First Busey Corp.	798,770	17,301,358
	First Business Financial Services, Inc.	137,110	4,660,369
#	First Commonwealth Financial Corp.	1,150,236	16,609,408
	First Community Bankshares, Inc.	74,890	2,518,551
#	First Community Corp.	4,450	87,888
#	First Financial Bancorp	1,762,732	40,701,482
	First Financial Corp.	151,008	5,770,016
	First Financial Northwest, Inc.	257,701	3,118,182
#	First Hawaiian, Inc.	24,529	507,505
	First Internet Bancorp	89,289	2,012,574
	First Merchants Corp.	232,967	7,482,900

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	First Mid Bancshares, Inc.	48,761	$1,492,574
	First Northwest Bancorp	134,077	1,823,447
#	First of Long Island Corp.	34,202	476,776
#	First Savings Financial Group, Inc.	1,870	34,595
	First United Corp.	96,779	1,660,728
#	Flushing Financial Corp.	527,716	8,327,358
	FNB Corp.	8,069,732	103,211,872
#	Franklin Financial Services Corp.	6,905	204,181
	FS Bancorp, Inc.	42,320	1,311,920
#	Fulton Financial Corp.	3,671,094	52,496,644
#*	FVCBankcorp, Inc.	8,104	104,217
*	Genworth Financial, Inc., Class A	8,346,839	48,912,477
	Great Southern Bancorp, Inc.	50,189	2,776,957
*	Green Dot Corp., Class A	312,101	6,101,575
#*	Greenlight Capital Re Ltd., Class A	462,573	4,755,250
#	Hancock Whitney Corp.	1,126,088	49,559,133
	Hanmi Financial Corp.	472,353	8,974,707
	HarborOne Bancorp, Inc.	185,153	1,942,255
#	Hawthorn Bancshares, Inc.	47,042	825,587
	Heartland Financial USA, Inc.	406,356	13,954,265
	Hennessy Advisors, Inc.	1,605	11,251
	Heritage Commerce Corp.	431,658	4,143,917
	Heritage Financial Corp.	165,995	3,114,066
#	Hilltop Holdings, Inc.	1,127,969	34,888,081
#	HMN Financial, Inc.	98,539	1,995,415
	Home Bancorp, Inc.	82,317	2,932,132
	HomeStreet, Inc.	25,747	236,872
	HomeTrust Bancshares, Inc.	217,195	5,280,010
	Hope Bancorp, Inc.	1,327,842	14,420,364
	Horace Mann Educators Corp.	402,411	12,124,643
	Horizon Bancorp, Inc.	117,861	1,460,298
	Independent Bank Corp.	19,074	1,149,208
	Independent Bank Corp.	55,578	1,148,241
#	Independent Bank Group, Inc.	491,089	22,035,163
	International Bancshares Corp.	923,857	45,860,261
	Investar Holding Corp.	25,719	381,927
	Investors Title Co.	1,370	214,473
#	Jackson Financial, Inc., Class A	1,172,597	38,719,153
	Janus Henderson Group PLC	1,523,131	44,703,895
	Kearny Financial Corp.	1,357,822	11,663,691
	Lakeland Bancorp, Inc.	907,469	13,711,857
#	Landmark Bancorp, Inc.	53,119	1,126,123
#	LCNB Corp.	113,470	1,989,129
*	LendingClub Corp.	630,022	5,285,885
	Luther Burbank Corp.	178,548	1,839,044
	Magyar Bancorp, Inc.	45,251	509,979
#*	Maiden Holdings Ltd.	34,681	67,628
#	MainStreet Bancshares, Inc.	15,862	378,626
#*	MBIA, Inc.	154,427	1,349,692
	Mercantile Bank Corp.	357,547	12,557,051
	Merchants Bancorp	28,795	910,210
	Meridian Corp.	26,608	316,635
	MGIC Investment Corp.	4,553,567	76,226,712
	Mid Penn Bancorp, Inc.	59,099	1,388,826
#	Middlefield Banc Corp.	11,709	342,605
	Midland States Bancorp, Inc.	306,809	7,188,535
#*††	Midwest Banc Holdings, Inc.	1,629	0
	MidWestOne Financial Group, Inc.	146,020	3,581,871
*	Mr Cooper Group, Inc.	442,457	25,649,232

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	National Western Life Group, Inc., Class A	75,636	$31,893,432
#	Navient Corp.	3,389,358	64,533,376
#	NBT Bancorp, Inc.	23,765	884,058
	Nelnet, Inc., Class A	703,718	69,442,892
	New York Community Bancorp, Inc.	8,439,223	117,052,037
#*	Nicholas Financial, Inc.	144,507	708,084
#	Nicolet Bankshares, Inc.	49,958	4,178,987
*	NMI Holdings, Inc., Class A	716,226	19,130,396
#	Northeast Bank	90,271	4,300,510
#	Northeast Community Bancorp, Inc.	20,633	334,048
#	Northfield Bancorp, Inc.	908,591	11,066,638
	Northrim BanCorp, Inc.	172,639	8,252,144
#	Northwest Bancshares, Inc.	2,128,416	26,307,222
	OceanFirst Financial Corp.	734,520	13,684,108
#*	Ocwen Financial Corp.	72,620	2,451,651
	OFG Bancorp	1,068,167	35,772,913
#	Old National Bancorp	3,931,324	66,950,448
	OP Bancorp	70,735	692,496
	Oppenheimer Holdings, Inc., Class A	152,133	5,797,789
*	OptimumBank Holdings, Inc.	1,253	3,947
#	Origin Bancorp, Inc.	15,922	519,057
	Orrstown Financial Services, Inc.	89,233	2,088,052
	Pacific Premier Bancorp, Inc.	1,427,167	36,449,845
#	Parke Bancorp, Inc.	43,125	855,600
#	PCB Bancorp	77,917	1,271,605
	Peapack-Gladstone Financial Corp.	302,311	8,836,551
#	Penns Woods Bancorp, Inc.	44,245	1,193,288
	PennyMac Financial Services, Inc.	703,845	52,950,259
	Peoples Bancorp of North Carolina, Inc.	4,608	101,745
	Peoples Bancorp, Inc.	701,406	19,758,607
#	Peoples Financial Services Corp.	30,547	1,410,966
	Pinnacle Financial Partners, Inc.	26,044	1,976,740
*	Pioneer Bancorp, Inc.	2,548	25,047
	Popular, Inc.	1,165,993	84,592,792
*	PRA Group, Inc.	112,606	2,686,779
	Premier Financial Corp.	506,261	10,965,613
	Primis Financial Corp.	124,975	1,188,512
#	Princeton Bancorp, Inc.	23,969	716,913
#	ProAssurance Corp.	613,635	10,309,068
	Prosperity Bancshares, Inc.	527,108	33,376,479
	Provident Financial Holdings, Inc.	175,288	2,501,360
#	Provident Financial Services, Inc.	1,799,069	33,354,739
	QCR Holdings, Inc.	124,745	6,390,686
#	Radian Group, Inc.	1,590,600	42,834,858
#	RBB Bancorp	108,421	1,590,536
	Regional Management Corp.	195,131	6,339,806
	Renasant Corp.	1,025,596	31,731,940
#*	Repay Holdings Corp.	296,842	2,478,631
	Republic Bancorp, Inc., Class A	160,455	7,353,653
	Richmond Mutual BanCorp, Inc.	7,448	87,812
	Riverview Bancorp, Inc.	512,412	2,890,004
	S&T Bancorp, Inc.	531,408	16,781,865
	Salisbury Bancorp, Inc.	9,456	261,269
	Sandy Spring Bancorp, Inc.	472,438	11,560,558
	SB Financial Group, Inc.	57,739	793,911
#	Seacoast Banking Corp. of Florida	1,706	42,155
*	Security National Financial Corp., Class A	63,558	542,785
	Shore Bancshares, Inc.	223,929	2,664,755
#	Sierra Bancorp	299,218	6,301,531

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Simmons First National Corp., Class A	1,824,962	$36,845,983
#*	SiriusPoint Ltd.	328,622	3,069,329
	SmartFinancial, Inc.	124,405	3,125,054
	South Plains Financial, Inc.	14,404	386,747
#	Southern Missouri Bancorp, Inc.	3,704	178,051
#	SouthState Corp.	218,291	16,954,662
#	Stellar Bancorp, Inc.	294,990	7,333,451
#*	Sterling Bancorp, Inc.	98,756	586,611
#	Stewart Information Services Corp.	394,884	18,610,883
	Summit Financial Group, Inc.	26,983	608,736
#	Summit State Bank	10,197	183,546
#*	SWK Holdings Corp.	2,921	47,145
	Territorial Bancorp, Inc.	107,871	1,276,653
*	Texas Capital Bancshares, Inc.	820,623	52,396,779
*	Third Coast Bancshares, Inc.	31,613	653,757
	Timberland Bancorp, Inc.	137,085	4,289,390
	Tiptree, Inc.	735,951	10,869,996
#	Towne Bank	594,445	15,027,570
	TrustCo Bank Corp. NY	192,135	5,838,983
	Trustmark Corp.	789,956	20,744,245
*	Unico American Corp.	99,017	1,753
	United Bancshares, Inc.	19,000	347,700
#	United Bankshares, Inc.	1,933,981	64,672,325
#	United Community Banks, Inc.	100,847	2,931,622
	United Fire Group, Inc.	368,665	8,862,707
	United Security Bancshares	271,645	2,021,039
	Unity Bancorp, Inc.	45,046	1,194,620
	Universal Insurance Holdings, Inc.	30,335	471,103
	Univest Financial Corp.	556,333	10,848,493
	Unum Group	954,612	46,403,689
#	Valley National Bancorp	6,520,959	66,905,039
#*	Velocity Financial, Inc.	9,851	121,955
	Veritex Holdings, Inc.	14,800	318,348
#	Washington Federal, Inc.	1,655,519	51,387,310
#	Waterstone Financial, Inc.	416,971	5,816,745
	WesBanco, Inc.	1,264,461	35,417,553
	Western New England Bancorp, Inc.	475,072	3,178,232
	Westwood Holdings Group, Inc.	2,687	31,438
	White Mountains Insurance Group Ltd.	43,400	67,140,668
#	William Penn Bancorp	23,209	254,603
	Wintrust Financial Corp.	571,849	48,241,182
#	WSFS Financial Corp.	533,013	23,319,319
	WVS Financial Corp.	1,740	21,611
TOTAL FINANCIALS			3,447,152,323
HEALTH CARE — (3.9%)
#*	Acadia Healthcare Co., Inc.	893,108	70,582,325
#*	AdaptHealth Corp.	23,216	318,988
*	American Shared Hospital Services	118,315	304,070
*	AngioDynamics, Inc.	516,352	4,487,099
*	Anika Therapeutics, Inc.	163,757	3,820,451
#*	Avanos Medical, Inc.	702,661	17,194,115
#*	Brookdale Senior Living, Inc.	1,772,038	6,237,574
#*	Computer Programs & Systems, Inc.	93,711	2,457,102
#*	CryoPort, Inc.	43,929	705,939
*	Cullinan Oncology, Inc.	116,870	1,237,653
#*††	Curative Health Services, Inc.	347,123	0
#*	Definitive Healthcare Corp., Class A	61,102	722,837
*	Elanco Animal Health, Inc.	1,861,181	22,464,455

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Enhabit, Inc.	280,040	$3,844,949
*	Enovis Corp.	873,888	55,841,443
*	Envista Holdings Corp.	1,658,229	57,059,660
*	FONAR Corp.	96,989	1,637,174
#*	Fulgent Genetics, Inc.	212,789	8,262,597
*	Harvard Bioscience, Inc.	11,600	53,940
	HealthStream, Inc.	47,881	1,076,365
*	ImmuCell Corp.	33,009	179,239
#*	Innoviva, Inc.	919,339	12,457,043
*	Integer Holdings Corp.	549,592	50,826,268
*	iTeos Therapeutics, Inc.	47,670	670,240
#*	Kewaunee Scientific Corp.	65,931	995,558
*	LENSAR, Inc.	103,227	338,585
*	Ligand Pharmaceuticals, Inc.	11,738	785,624
	National HealthCare Corp.	208,433	12,301,716
#*††	OCA, Inc.	492,841	0
*»	OmniAb, Inc.	2,029	0
*»	OmniAb, Inc.	2,029	0
*	OraSure Technologies, Inc.	349,129	1,647,889
*	Orthofix Medical, Inc.	1,536	30,244
*	Owens & Minor, Inc.	190,271	3,660,814
	Patterson Cos., Inc.	48,188	1,584,903
#*††	PDL BioPharma, Inc.	1,226,353	2,259,678
*	Pediatrix Medical Group, Inc.	876,925	12,040,180
	Perrigo Co. PLC	2,037,607	74,657,920
	Premier, Inc., Class A	1,015,918	28,191,724
#*	Prestige Consumer Healthcare, Inc.	1,071,675	69,883,927
#*	Supernus Pharmaceuticals, Inc.	132,557	4,068,174
*	Syneos Health, Inc.	270,801	11,484,670
#*	Taro Pharmaceutical Industries Ltd.	23,740	867,697
*	TherapeuticsMD, Inc.	226	918
*††	U.S. Diagnostic, Inc.	3	0
*	Vanda Pharmaceuticals, Inc.	138,203	798,813
#*	Varex Imaging Corp.	468,725	10,916,605
#*	Veracyte, Inc.	520,391	14,284,733
#*	Veradigm, Inc.	2,491,484	33,684,864
#*	Zimvie, Inc.	132,316	1,815,376
TOTAL HEALTH CARE			608,742,138
INDUSTRIALS — (20.1%)
*	AAR Corp.	871,767	52,131,667
	ABM Industries, Inc.	1,395,124	64,566,339
	ACCO Brands Corp.	1,528,113	9,306,208
	Acme United Corp.	24,790	754,112
	Air Lease Corp.	2,041,374	86,431,775
*	Air Transport Services Group, Inc.	354,250	7,141,680
*	Alaska Air Group, Inc.	1,228,568	59,745,262
*	Alight, Inc., Class A	3,122,141	30,534,539
#*	Allegiant Travel Co.	131,074	16,213,854
*	American Woodmark Corp.	260,863	19,992,540
	Apogee Enterprises, Inc.	103,893	5,145,820
	ARC Document Solutions, Inc.	379,036	1,319,045
	ArcBest Corp.	597,196	69,465,839
	Arcosa, Inc.	731,635	56,467,589
#	Argan, Inc.	65,376	2,486,903
*	ASGN, Inc.	135,070	10,308,542
	Astec Industries, Inc.	339,220	16,757,468
*	Astronics Corp.	65,112	1,366,050
#*	Asure Software, Inc.	93,752	1,278,777

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Avalon Holdings Corp., Class A	15,718	$38,509
*	AZEK Co., Inc.	442,174	13,795,829
	AZZ, Inc.	168,799	7,482,860
	Barnes Group, Inc.	1,085,014	42,641,050
#*	Beacon Roofing Supply, Inc.	891,324	76,359,727
	BGSF, Inc.	27,325	276,529
*	BlueLinx Holdings, Inc.	124,660	11,747,958
	Boise Cascade Co.	651,886	67,463,682
*	BrightView Holdings, Inc.	251,659	1,940,291
*	Broadwind, Inc.	11,676	44,369
*	CACI International, Inc., Class A	5,487	1,922,864
*	CBIZ, Inc.	352,365	18,636,585
*	CECO Environmental Corp.	627,401	7,553,908
	Chicago Rivet & Machine Co.	27,374	678,878
*	Civeo Corp.	50,755	991,753
#*	Clarivate PLC	1,265,851	12,038,243
	Columbus McKinnon Corp.	434,902	18,413,751
*	Commercial Vehicle Group, Inc.	111,664	1,172,472
#	CompX International, Inc.	69,865	1,581,744
#	Concentrix Corp.	23,973	1,995,513
*	Concrete Pumping Holdings, Inc.	230,555	1,860,579
*	Conduent, Inc.	1,574,562	5,447,985
#	Costamare, Inc.	1,941,676	21,688,521
	Covenant Logistics Group, Inc.	204,537	11,200,446
*»	CPI Aerostructures, Inc.	39,198	160,712
#	CRA International, Inc.	59,436	5,948,949
	Deluxe Corp.	348,573	6,619,401
#*	Distribution Solutions Group, Inc.	53,961	2,991,598
*	DLH Holdings Corp.	24,795	249,190
*	Ducommun, Inc.	298,256	14,954,556
	Dun & Bradstreet Holdings, Inc.	1,320,372	15,606,797
#*	DXP Enterprises, Inc.	208,293	7,910,968
#	Eagle Bulk Shipping, Inc.	189,996	8,775,915
#	Eastern Co.	107,762	1,986,054
#	Encore Wire Corp.	473,847	80,880,944
	EnerSys	250,208	27,102,531
#	Eneti, Inc.	118,445	1,501,883
	Ennis, Inc.	664,425	14,311,715
#	EnPro Industries, Inc.	377,078	52,330,885
*	Enviri Corp.	937,954	8,844,906
	Esab Corp.	618,209	42,470,958
#	ESCO Technologies, Inc.	248,655	25,002,260
#*	First Advantage Corp.	659,728	9,895,920
*	Gates Industrial Corp. PLC	3,098,918	42,207,263
#	GATX Corp.	763,323	95,690,171
#	Genco Shipping & Trading Ltd.	639,892	9,278,434
*	Gencor Industries, Inc.	190,007	2,897,607
*	Gibraltar Industries, Inc.	279,265	18,060,068
#*	GMS, Inc.	738,491	54,419,402
*	Graham Corp.	68,368	957,152
#	Granite Construction, Inc.	499,452	20,442,570
*	Great Lakes Dredge & Dock Corp.	985,060	8,274,504
#	Greenbrier Cos., Inc.	701,273	32,391,800
#*	Hayward Holdings, Inc.	60,990	814,826
#	Heartland Express, Inc.	295,097	4,824,836
	Heidrick & Struggles International, Inc.	282,109	7,693,112
*	Heritage-Crystal Clean, Inc.	136,445	6,286,021
#*	Hertz Global Holdings, Inc.	685,190	11,545,452
	Hillenbrand, Inc.	2,000	103,880

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Hillman Solutions Corp.	134,532	$1,323,795
*	HireRight Holdings Corp.	35,828	383,718
#	HNI Corp.	162,815	4,736,288
*	Hub Group, Inc., Class A	778,349	70,152,595
	Hurco Cos., Inc.	134,856	3,140,796
*	Huron Consulting Group, Inc.	261,941	24,771,760
	Hyster-Yale Materials Handling, Inc.	25,370	1,211,671
	ICF International, Inc.	318,504	37,452,885
*	IES Holdings, Inc.	26,588	1,524,024
#	Insteel Industries, Inc.	177,398	5,721,086
	Interface, Inc.	331,879	3,242,458
*	JELD-WEN Holding, Inc.	489,865	8,724,496
#*	JetBlue Airways Corp.	4,936,411	38,355,914
	Kaman Corp.	163,360	3,739,310
	Kelly Services, Inc., Class A	807,102	14,786,109
#	Kennametal, Inc.	945,144	28,807,989
*	Kirby Corp.	819,344	66,760,149
	Korn Ferry	766,154	40,360,993
*	Kratos Defense & Security Solutions, Inc.	190,107	2,868,715
*	L B Foster Co., Class A	164,698	2,309,066
#*	Limbach Holdings, Inc.	88,993	2,351,195
*	LS Starrett Co., Class A	37,765	442,228
	LSI Industries, Inc.	231,504	2,916,950
*	Manitowoc Co., Inc.	561,355	10,171,753
	ManpowerGroup, Inc.	504,907	39,827,064
	Marten Transport Ltd.	1,748,234	39,614,983
*	Masterbrand, Inc.	151,059	1,865,579
#	Matson, Inc.	559,717	52,311,151
#	Matthews International Corp., Class A	316,186	14,512,937
*	Mayville Engineering Co., Inc.	82,255	994,463
	McGrath RentCorp	166,038	16,002,742
	MDU Resources Group, Inc.	1,076,865	23,820,254
#*	Mercury Systems, Inc.	189,780	7,207,844
	Miller Industries, Inc.	301,637	11,444,108
	MillerKnoll, Inc.	423,851	8,294,764
*	Mistras Group, Inc.	447,955	3,467,172
#	Moog, Inc., Class A	175,509	18,505,669
*	MRC Global, Inc.	87,413	986,893
#	Mueller Industries, Inc.	30,806	2,497,134
*	MYR Group, Inc.	140,936	20,091,836
	National Presto Industries, Inc.	62,333	4,881,297
	NL Industries, Inc.	807,645	4,684,341
#*	Northwest Pipe Co.	179,380	5,844,200
*	NOW, Inc.	1,296,508	14,767,226
	nVent Electric PLC	867,916	45,895,398
*	OPENLANE, Inc.	1,703,013	26,737,304
*	Orion Group Holdings, Inc.	317,656	1,191,210
	Oshkosh Corp.	161,957	14,911,381
#	P&F Industries, Inc., Class A	17,337	131,588
*	PAM Transportation Services, Inc.	360,028	9,310,324
	Pangaea Logistics Solutions Ltd.	348,821	2,431,282
	Park-Ohio Holdings Corp.	152,571	2,940,043
*	Parsons Corp.	23,744	1,173,429
*	Patriot Transportation Holding, Inc.	2,456	20,237
#*	Perma-Pipe International Holdings, Inc.	181,198	1,476,764
*	PGT Innovations, Inc.	56,471	1,615,635
	Powell Industries, Inc.	129,323	7,860,252
#	Preformed Line Products Co.	100,071	17,363,319
	Primoris Services Corp.	758,860	24,101,394

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Proto Labs, Inc.	2,515	$83,372
#*	Quad/Graphics, Inc.	417,329	2,470,588
	Quanex Building Products Corp.	803,697	22,616,034
#*	Quest Resource Holding Corp.	16,813	111,302
*	Radiant Logistics, Inc.	579,041	4,458,616
*	Resideo Technologies, Inc.	2,048,741	38,352,432
#	Resources Connection, Inc.	721,665	11,532,207
	REV Group, Inc.	473,340	6,120,286
	Rush Enterprises, Inc., Class A	949,206	61,394,644
#	Rush Enterprises, Inc., Class B	416,908	28,645,749
	Ryder System, Inc.	176,158	17,994,540
#	Schneider National, Inc., Class B	1,023,061	31,520,509
*	Servotronics, Inc.	15,025	167,990
*	SIFCO Industries, Inc.	49,091	118,800
*	SkyWest, Inc.	1,113,671	48,990,387
#	Spirit Airlines, Inc.	501,068	9,169,544
	Standex International Corp.	58,762	8,730,270
	Steelcase, Inc., Class A	1,431,676	12,269,463
*	Stericycle, Inc.	255,271	10,846,465
#*	Sterling Check Corp.	34,856	418,621
*	Sterling Infrastructure, Inc.	117,383	7,041,806
#*	Sunrun, Inc.	25,092	476,246
*	Taylor Devices, Inc.	6,091	144,966
*	Team, Inc.	1,696	14,721
	Terex Corp.	67,731	3,971,069
#	Textainer Group Holdings Ltd.	1,140,844	46,888,688
*	Thermon Group Holdings, Inc.	318,346	8,789,533
#	Timken Co.	115,750	10,748,545
*	Titan Machinery, Inc.	579,062	18,483,659
#*	TPI Composites, Inc.	73,716	437,873
#	Trinity Industries, Inc.	1,626,010	42,633,982
	Triton International Ltd.	1,426,643	120,280,271
*	TrueBlue, Inc.	467,413	6,987,824
#*	Tutor Perini Corp.	449,742	3,800,320
*	Twin Disc, Inc.	63,492	825,396
	UFP Industries, Inc.	105,955	10,887,936
*	Ultralife Corp.	178,862	1,464,880
	UniFirst Corp.	93,011	15,095,685
*	Univar Solutions, Inc.	1,578,361	57,041,967
#	Universal Logistics Holdings, Inc.	22,123	687,804
#*	V2X, Inc.	57,384	2,952,981
#	Veritiv Corp.	195,018	27,327,872
*	Virco Mfg. Corp.	55,251	245,867
#	VSE Corp.	195,973	10,533,549
#	Wabash National Corp.	105,152	2,489,999
#	Werner Enterprises, Inc.	851,018	40,014,866
	WESCO International, Inc.	369,097	64,802,360
#*	Willdan Group, Inc.	2,609	52,650
*	Willis Lease Finance Corp.	237,855	10,058,888
TOTAL INDUSTRIALS			3,138,052,477
INFORMATION TECHNOLOGY — (7.1%)
*	ACI Worldwide, Inc.	35,936	833,356
*	Alithya Group, Inc., Class A	177,987	338,175
#*	Alpha & Omega Semiconductor Ltd.	578,564	19,023,184
	Amkor Technology, Inc.	4,673,267	135,945,337
#*	AmpliTech Group, Inc.	9,582	21,559
*	Amtech Systems, Inc.	407,681	4,382,571
*	AstroNova, Inc.	178,090	2,534,221

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Aviat Networks, Inc.	8,510	$260,151
	Avnet, Inc.	2,029,837	98,447,094
#*	Aware, Inc.	485,892	835,734
*	AXT, Inc.	370,382	1,151,888
#	Bel Fuse, Inc., Class A	16,404	885,160
	Bel Fuse, Inc., Class B	207,121	11,112,042
	Benchmark Electronics, Inc.	895,162	23,730,745
*	Cohu, Inc.	583,989	25,491,120
*	Computer Task Group, Inc.	65,887	521,166
	Comtech Telecommunications Corp.	316,063	3,211,200
	CSP, Inc.	117,769	1,509,799
	CTS Corp.	14,578	650,616
#*	Daktronics, Inc.	246,048	1,769,085
#*	Digi International, Inc.	644,743	27,034,074
*	Diodes, Inc.	19,448	1,837,642
*	DXC Technology Co.	1,818,891	50,292,336
#*	Eastman Kodak Co.	105,798	580,831
#	Ebix, Inc.	374,793	11,603,591
*	ePlus, Inc.	218,464	12,310,446
	Frequency Electronics, Inc.	237,545	1,641,436
#*	Ichor Holdings Ltd.	291,234	11,276,580
#	Immersion Corp.	157,204	1,109,860
#*	Insight Enterprises, Inc.	450,510	66,085,312
*	Intevac, Inc.	389,657	1,394,972
*	Key Tronic Corp.	346,708	2,028,242
*	Kimball Electronics, Inc.	731,526	21,345,929
*	Knowles Corp.	1,323,147	24,173,896
#	Kulicke & Soffa Industries, Inc.	76,318	4,569,922
*	KVH Industries, Inc.	242,762	2,078,043
*	Kyndryl Holdings, Inc.	2,464,435	33,664,182
*	Magnachip Semiconductor Corp.	200,944	1,858,732
	Methode Electronics, Inc.	344,410	11,585,952
#*	Mirion Technologies, Inc.	237,314	1,791,721
*	NETGEAR, Inc.	201,656	2,750,588
*	NetScout Systems, Inc.	1,652,710	46,193,244
*	Onto Innovation, Inc.	45,751	5,687,764
*	Optical Cable Corp.	128,552	474,357
	PC Connection, Inc.	673,893	32,623,160
	PCTEL, Inc.	33,752	167,072
*	Photronics, Inc.	1,178,861	31,180,873
*	Plexus Corp.	350,083	34,479,675
*	Powerfleet, Inc.	20,896	56,628
*	RF Industries Ltd.	48,062	181,674
#*	Ribbon Communications, Inc.	384,922	1,224,052
#	Richardson Electronics Ltd.	291,332	4,020,382
*	Sanmina Corp.	1,485,715	91,312,044
*	ScanSource, Inc.	393,721	11,847,065
*	SecureWorks Corp., Class A	5,883	45,181
#*††	Silicon Graphics, Inc.	289,563	0
*	SolarWinds Corp.	1	11
*	Stratasys Ltd.	283,804	5,145,367
#*	Super Micro Computer, Inc.	20,877	6,895,047
#*††	Superior Telecom, Inc.	29,232	0
	Taitron Components, Inc., Class A	7,394	29,428
*	Trio-Tech International	51,061	291,048
*	TTM Technologies, Inc.	2,416,906	34,706,770
*	Ultra Clean Holdings, Inc.	442,187	16,847,325
#*	Viasat, Inc.	977,200	30,234,568
#	Vishay Intertechnology, Inc.	3,103,708	87,369,380

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Vishay Precision Group, Inc.	288,783	$10,803,372
	Xerox Holdings Corp.	2,332,270	37,269,675
*	Xperi, Inc.	318,408	4,177,513
TOTAL INFORMATION TECHNOLOGY			1,116,931,165
MATERIALS — (7.7%)
	AdvanSix, Inc.	386,502	15,502,595
#	Alpha Metallurgical Resources, Inc.	147,321	25,518,944
*	American Biltrite, Inc.	25	3,013
	American Vanguard Corp.	779,434	14,076,578
#*	Ampco-Pittsburgh Corp.	3,528	12,771
	Arch Resources, Inc.	121,265	15,575,277
*	Arconic Corp.	848,727	25,368,450
*	Ascent Industries Co.	60,421	551,644
	Ashland, Inc.	576,999	52,714,629
	Avient Corp.	437,647	17,737,833
	Caledonia Mining Corp. PLC	26,429	311,334
	Carpenter Technology Corp.	1,192,275	71,369,581
*	Clearwater Paper Corp.	209,203	6,742,613
#*	Coeur Mining, Inc.	2,627,302	8,092,090
	Commercial Metals Co.	2,208,986	126,398,179
#*	Core Molding Technologies, Inc.	148,824	3,589,635
*	Ecovyst, Inc.	859,336	10,561,239
	Element Solutions, Inc.	4,474,175	93,778,708
#*	Ferroglobe PLC	380,758	2,063,708
#	Flexible Solutions International, Inc.	3,203	9,161
	Fortitude Gold Corp.	45,330	296,005
	Friedman Industries, Inc.	178,693	3,178,948
#	FutureFuel Corp.	654,538	6,362,109
	Glatfelter Corp.	27,339	92,953
	Greif, Inc., Class A	585,420	43,303,517
	Greif, Inc., Class B	27,770	2,195,774
	Hawkins, Inc.	35,355	1,652,846
#	Haynes International, Inc.	321,849	16,143,946
	HB Fuller Co.	312,235	23,114,757
#	Hecla Mining Co.	9,920,626	57,142,806
	Huntsman Corp.	2,564,760	76,352,905
	Innospec, Inc.	55,048	5,897,843
#*	Intrepid Potash, Inc.	134,612	3,701,830
#	Kaiser Aluminum Corp.	84,179	6,835,335
*	Knife River Corp.	269,216	11,702,819
	Koppers Holdings, Inc.	167,399	6,404,686
#	Kronos Worldwide, Inc.	766,082	7,162,867
#*	LSB Industries, Inc.	112,012	1,251,174
#	Materion Corp.	309,707	36,898,492
#	Mativ Holdings, Inc.	282,505	4,446,629
#	Mercer International, Inc.	1,013,719	9,022,099
	Minerals Technologies, Inc.	502,294	30,815,737
#	Nexa Resources SA	95,538	476,735
*	O-I Glass, Inc.	816,073	18,737,036
#	Olympic Steel, Inc.	260,670	14,542,779
	Pactiv Evergreen, Inc.	70,906	610,501
#	Ramaco Resources, Inc., Class A	31,951	293,949
	Ramaco Resources, Inc., Class B	5,650	80,399
*	Ranpak Holdings Corp.	64,033	410,452
#*	Rayonier Advanced Materials, Inc.	897,694	4,246,093
#»††	Resolute Forest Products, Inc.	1,372,760	1,468,853
	Ryerson Holding Corp.	376,558	15,999,949
	Schnitzer Steel Industries, Inc., Class A	684,169	24,773,759

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Stepan Co.	98,513	$9,439,516
*	Summit Materials, Inc., Class A	1,596,739	57,770,017
	SunCoke Energy, Inc.	2,166,785	19,241,051
#*	TimkenSteel Corp.	845,253	19,694,395
	Tredegar Corp.	240,918	1,667,153
	TriMas Corp.	625,545	16,114,039
#	Trinseo PLC	39,820	701,628
#	Tronox Holdings PLC	2,359,694	31,360,333
#	U.S. Steel Corp.	3,597,899	91,746,424
#	United States Lime & Minerals, Inc.	3,421	703,392
*	Universal Stainless & Alloy Products, Inc.	106,233	1,700,790
#	Warrior Met Coal, Inc.	380,293	16,827,965
*»	Webco Industries, Inc.	5,732	922,852
	Worthington Industries, Inc.	220,011	16,417,221
TOTAL MATERIALS			1,209,901,340
REAL ESTATE — (0.9%)
#*	AMREP Corp.	1,394	25,106
#*	Cushman & Wakefield PLC	612,970	6,025,495
#	Douglas Elliman, Inc.	176,972	391,108
*	Forestar Group, Inc.	313,838	9,251,944
#*	FRP Holdings, Inc.	68,502	3,929,960
#*	Howard Hughes Corp.	744,478	62,856,278
#	Kennedy-Wilson Holdings, Inc.	1,646,599	27,168,883
#	Marcus & Millichap, Inc.	212,568	7,796,994
	Newmark Group, Inc., Class A	390,251	2,700,537
#	RE/MAX Holdings, Inc., Class A	422,073	8,319,059
#	Stratus Properties, Inc.	111,020	3,150,748
*	Tejon Ranch Co.	397,646	7,002,546
TOTAL REAL ESTATE			138,618,658
UTILITIES — (0.1%)
#	Genie Energy Ltd., Class B	107,986	1,448,092
	New Jersey Resources Corp.	311,893	13,941,617
#	Ormat Technologies, Inc.	903	73,414
#*	Sunnova Energy International, Inc.	27,463	484,997
TOTAL UTILITIES			15,948,120
TOTAL COMMON STOCKS			14,468,103,163
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	10,205	235,736
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	29,139	1,043,176
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	202,018	5,478,728
TOTAL PREFERRED STOCKS			6,757,640
TOTAL INVESTMENT SECURITIES (Cost $9,360,352,358)			14,474,860,803

TEMPORARY CASH INVESTMENTS — (1.4%)
State Street Institutional U.S. Government Money Market Fund 5.190%	221,420,079	221,420,079

U.S. Small Cap Value Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (6.1%)
@§	The DFA Short Term Investment Fund	82,180,736	$950,584,572
TOTAL INVESTMENTS — (100.0%)
(Cost $10,532,291,419)^^			$15,646,865,454
As of July 31, 2023, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	875	09/15/23	$199,220,193	$201,884,375	$2,664,182
Total Futures Contracts			$199,220,193	$201,884,375	$2,664,182
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$247,726,506	—	—	$247,726,506
Consumer Discretionary	2,408,994,968	$262,466	—	2,409,257,434
Consumer Staples	607,214,701	911,319	—	608,126,020
Energy	1,527,646,982	—	—	1,527,646,982
Financials	3,446,319,837	832,486	—	3,447,152,323
Health Care	606,482,460	—	$2,259,678	608,742,138
Industrials	3,137,891,765	160,712	—	3,138,052,477
Information Technology	1,116,931,165	—	—	1,116,931,165
Materials	1,207,509,635	922,852	1,468,853	1,209,901,340
Real Estate	138,618,658	—	—	138,618,658
Utilities	15,948,120	—	—	15,948,120
Preferred Stocks
Communication Services	235,736	—	—	235,736
Consumer Discretionary	1,043,176	—	—	1,043,176
Industrials	5,478,728	—	—	5,478,728
Temporary Cash Investments	221,420,079	—	—	221,420,079
Securities Lending Collateral	—	950,584,572	—	950,584,572
Futures Contracts**	2,664,182	—	—	2,664,182
TOTAL	$14,692,126,698	$953,674,407	$3,728,531^	$15,649,529,636
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (6.7%)
*	Activision Blizzard, Inc.	346,005	$32,095,424
#*††	Akazoo SA	1,631	0
*	Alphabet, Inc., Class A	2,656,736	352,602,002
*	Alphabet, Inc., Class C	2,421,442	322,318,145
*	Altice USA, Inc., Class A	191,450	649,015
*	AMC Networks, Inc., Class A	23,806	300,432
#*	Angi, Inc.	73,469	284,325
#*	Anterix, Inc.	24,881	698,410
	AT&T, Inc.	2,489,779	36,151,591
#	Atlanta Braves Holdings, Inc., Class A	15,003	710,242
*	Atlanta Braves Holdings, Inc., Class C	55,951	2,278,334
	ATN International, Inc.	32,152	1,168,404
*	Bandwidth, Inc., Class A	30,638	464,166
*	Boston Omaha Corp., Class A	16,498	322,041
*	Bumble, Inc., Class A	119,783	2,218,381
#	Cable One, Inc.	10,002	7,240,848
*	Cargurus, Inc.	71,789	1,626,739
*	Cars.com, Inc.	166,237	3,791,866
*	Charter Communications, Inc., Class A	97,492	39,502,783
#*	Cinemark Holdings, Inc.	89,834	1,499,329
	Cogent Communications Holdings, Inc.	68,755	4,210,556
	Comcast Corp., Class A	4,160,985	188,326,181
*	Consolidated Communications Holdings, Inc.	169,647	607,336
*	Cumulus Media, Inc., Class A	16,489	104,540
*	Daily Journal Corp.	108	31,268
#	DallasNews Corp.	7,816	35,954
*	DHI Group, Inc.	775,296	2,922,866
#*	DISH Network Corp., Class A	266,793	2,115,668
*	EchoStar Corp., Class A	51,686	1,004,259
	Electronic Arts, Inc.	155,923	21,260,101
#*	Emerald Holding, Inc.	24,642	121,978
*	Endeavor Group Holdings, Inc., Class A	73,042	1,723,791
	Entravision Communications Corp., Class A	152,603	729,442
#*	EverQuote, Inc., Class A	21,914	155,151
#*	EW Scripps Co., Class A	153,653	1,515,019
*	FG Group Holdings, Inc.	13,352	21,630
#	Fox Corp., Class A	294,515	9,851,527
	Fox Corp., Class B	129,239	4,059,397
#*	Frontier Communications Parent, Inc.	108,803	1,981,303
#*	Gaia, Inc.	18,401	43,242
#*	Gannett Co., Inc.	220,276	621,178
»	GCI Liberty, Inc.	165,070	149,296
	Gray Television, Inc.	215,817	2,043,787
	Gray Television, Inc., Class A	600	5,901
#*	Harte Hanks, Inc.	2,554	14,685
*	IDT Corp., Class B	190,707	4,523,570
#*	iHeartMedia, Inc., Class A	11,859	56,093
*	IMAX Corp.	79,881	1,470,609
*	Integral Ad Science Holding Corp.	9,801	204,351
	Interpublic Group of Cos., Inc.	682,571	23,364,405
	Iridium Communications, Inc.	209,946	11,032,662
	John Wiley & Sons, Inc., Class A	50,453	1,727,006
	John Wiley & Sons, Inc., Class B	4,638	157,622

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Lee Enterprises, Inc.	5,611	$77,993
*	Liberty Broadband Corp., Class A	19,932	1,770,560
*	Liberty Broadband Corp., Class C	132,267	11,788,958
*	Liberty Latin America Ltd., Class A	170,570	1,432,788
*	Liberty Latin America Ltd., Class C	441,090	3,669,869
*	Liberty Media Corp.-Liberty Formula One, Class A	22,083	1,419,495
*	Liberty Media Corp.-Liberty Formula One, Class C	191,767	13,922,284
*	Liberty Media Corp.-Liberty SiriusXM, Class A	75,781	2,402,258
#*	Liberty Media Corp.-Liberty SiriusXM, Class B	2,392	77,142
*	Liberty Media Corp.-Liberty SiriusXM, Class C	188,725	6,007,117
#*	Lions Gate Entertainment Corp., Class A	190,048	1,459,569
*	Lions Gate Entertainment Corp., Class B	319,299	2,337,269
#*	Live Nation Entertainment, Inc.	139,583	12,248,408
#	Lumen Technologies, Inc.	1,525,587	2,730,801
*	Madison Square Garden Entertainment Corp.	47,519	1,655,562
	Madison Square Garden Sports Corp.	7,423	1,579,243
#*	Magnite, Inc.	59,362	898,147
*	Marchex, Inc., Class B	10,112	19,819
#	Marcus Corp.	53,337	832,057
*	Match Group, Inc.	178,919	8,321,523
*	Meta Platforms, Inc., Class A	1,474,881	469,897,087
*	Netflix, Inc.	142,273	62,453,579
	New York Times Co., Class A	249,157	10,155,639
	News Corp., Class A	367,113	7,276,180
#	News Corp., Class B	207,046	4,163,695
	Nexstar Media Group, Inc.	105,343	19,669,645
#	NextPlat Corp.	3,753	11,221
	Omnicom Group, Inc.	247,999	20,985,675
*	Ooma, Inc.	1,045	15,675
	Paramount Global, Class A	15,306	294,794
	Paramount Global, Class B	406,167	6,510,857
*	Pinterest, Inc., Class A	88,608	2,568,746
*	Playstudios, Inc.	8,563	42,216
*	Playtika Holding Corp.	22,799	272,220
#*	PubMatic, Inc., Class A	25,896	517,661
*	QuinStreet, Inc.	67,435	598,823
#*	Quotient Technology, Inc.	101,559	400,142
#*	Reading International, Inc., Class A	72,298	192,313
#*	Reservoir Media, Inc.	7,608	41,540
*	ROBLOX Corp., Class A	70,287	2,758,765
#*	Roku, Inc.	21,704	2,089,444
	Saga Communications, Inc., Class A	8,211	177,686
*	Salem Media Group, Inc.	7,597	7,217
#	Scholastic Corp.	54,866	2,369,662
*	Sciplay Corp., Class A	17,146	336,062
	Shenandoah Telecommunications Co.	105,144	1,963,038
#	Shutterstock, Inc.	47,588	2,448,403
#	Sinclair, Inc.	72,564	1,009,365
#	Sirius XM Holdings, Inc.	860,794	4,390,049
#*	Snap, Inc., Class A	155,041	1,761,266
#*	Sphere Entertainment Co.	47,519	2,017,181
	Spok Holdings, Inc.	45,226	663,013
*	Spotify Technology SA	45,120	6,741,379
*	Take-Two Interactive Software, Inc.	141,181	21,592,222
#*	TechTarget, Inc.	39,812	1,293,094
	TEGNA, Inc.	472,548	7,986,061
#	Telephone & Data Systems, Inc.	89,747	719,771
*	Thryv Holdings, Inc.	58,631	1,389,555
*	T-Mobile U.S., Inc.	364,088	50,160,404

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Townsquare Media, Inc., Class A	28,652	$343,251
*	Trade Desk, Inc., Class A	129,403	11,809,318
*	Travelzoo	58,147	479,131
*	TripAdvisor, Inc.	89,518	1,669,511
*	TrueCar, Inc.	153,446	375,943
*	U.S. Cellular Corp.	95,094	1,684,115
*	Urban One, Inc.	144,888	822,964
*	Urban One, Inc.	8,360	47,903
	Verizon Communications, Inc.	3,668,368	125,017,981
*	Vimeo, Inc.	98,603	406,244
*	Walt Disney Co.	796,408	70,792,707
*	Warner Bros Discovery, Inc.	945,324	12,355,385
	Warner Music Group Corp., Class A	10,591	334,146
#*	WideOpenWest, Inc.	117,036	964,377
	World Wrestling Entertainment, Inc., Class A	73,691	7,737,555
*	Yelp, Inc.	89,832	4,046,932
*	Zedge, Inc., Class B	7,377	15,492
#*	Ziff Davis, Inc.	100,702	7,302,909
*	ZoomInfo Technologies, Inc., Class A	98,509	2,518,875
TOTAL COMMUNICATION SERVICES			2,133,431,797
CONSUMER DISCRETIONARY — (11.1%)
*	1-800-Flowers.com, Inc., Class A	55,285	479,874
*	1stdibs.com, Inc.	4,758	19,413
*	2U, Inc.	53,977	258,010
	Aaron's Co., Inc.	63,892	1,010,771
#*	Abercrombie & Fitch Co., Class A	117,026	4,635,400
	Academy Sports & Outdoors, Inc.	59,096	3,533,350
#	Acushnet Holdings Corp.	122,824	7,323,995
*	Adient PLC	109,058	4,641,509
#	ADT, Inc.	386,188	2,463,879
*	Adtalem Global Education, Inc.	101,505	4,389,076
	Advance Auto Parts, Inc.	51,677	3,844,252
*	Airbnb, Inc., Class A	104,899	15,964,579
*	Amazon.com, Inc.	4,770,102	637,667,235
#	AMCON Distributing Co.	377	80,678
*	American Axle & Manufacturing Holdings, Inc.	256,434	2,423,301
#	American Eagle Outfitters, Inc.	347,198	4,878,132
*	American Outdoor Brands, Inc.	35,616	338,352
*	American Public Education, Inc.	48,233	241,647
#*	America's Car-Mart, Inc.	16,795	2,000,620
*	Aptiv PLC	153,600	16,817,664
	Aramark	352,644	14,236,238
	Ark Restaurants Corp.	3,088	55,244
#	Arko Corp.	10,420	86,903
#*	Asbury Automotive Group, Inc.	41,573	9,378,869
	Autoliv, Inc.	158,853	16,033,033
*	AutoNation, Inc.	189,578	30,518,266
*	AutoZone, Inc.	11,388	28,261,827
*	Barnes & Noble Education, Inc.	86,236	126,767
	Bassett Furniture Industries, Inc.	15,323	269,685
	Bath & Body Works, Inc.	155,937	5,779,025
*	Beazer Homes USA, Inc.	61,898	2,081,630
	Best Buy Co., Inc.	351,343	29,179,036
#	Big 5 Sporting Goods Corp.	217,841	2,084,738
#	Big Lots, Inc.	31,109	318,867
*	Biglari Holdings, Inc., Class A	309	310,928
*	Biglari Holdings, Inc., Class B	3,890	790,292
*	BJ's Restaurants, Inc.	51,535	1,940,808

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Bloomin' Brands, Inc.	125,935	$3,383,873
#	Bluegreen Vacations Holding Corp.	801	31,311
*	Booking Holdings, Inc.	17,120	50,860,096
*	Boot Barn Holdings, Inc.	62,822	5,898,986
	BorgWarner, Inc.	411,382	19,129,263
	Boyd Gaming Corp.	41,929	2,864,589
#*	Bright Horizons Family Solutions, Inc.	59,337	5,757,469
#*	Brinker International, Inc.	55,597	2,183,850
#	Brunswick Corp.	161,884	13,972,208
#	Buckle, Inc.	54,989	2,010,398
	Build-A-Bear Workshop, Inc.	34,148	838,333
*	Burlington Stores, Inc.	30,146	5,354,533
*	Caesars Entertainment, Inc.	72,536	4,281,075
#	Caleres, Inc.	99,962	2,702,973
	Camping World Holdings, Inc., Class A	24,923	798,284
*	Capri Holdings Ltd.	126,972	4,686,537
*	CarMax, Inc.	143,382	11,844,787
#*	Carnival Corp.	368,665	6,945,649
*	CarParts.com, Inc.	29,913	150,163
	Carriage Services, Inc.	42,220	1,366,661
*	Carrols Restaurant Group, Inc.	47,462	279,551
#	Carter's, Inc.	79,855	5,989,924
*	Carvana Co., Class A	21,901	1,006,351
	Cato Corp., Class A	58,053	493,451
*	Cavco Industries, Inc.	15,131	4,473,480
	Century Communities, Inc.	72,027	5,561,925
#	Cheesecake Factory, Inc.	64,434	2,369,883
*	Chegg, Inc.	103,743	1,050,917
#*	Chewy, Inc., Class A	29,010	983,439
#*	Chico's FAS, Inc.	343,883	2,097,686
#*	Children's Place, Inc.	8,712	273,905
#*	Chipotle Mexican Grill, Inc.	16,132	31,655,501
#	Choice Hotels International, Inc.	60,998	7,975,489
	Churchill Downs, Inc.	71,300	8,260,105
*	Chuy's Holdings, Inc.	34,705	1,443,381
*	Citi Trends, Inc.	21,388	403,164
#	Clarus Corp.	3,917	34,861
#	Columbia Sportswear Co.	111,496	8,764,701
*	Conn's, Inc.	52,984	260,681
*	Container Store Group, Inc.	63,774	233,413
#*	Cooper-Standard Holdings, Inc.	7,910	145,702
#*	Coursera, Inc.	21,165	332,079
#	Cracker Barrel Old Country Store, Inc.	40,151	3,742,073
*	Crocs, Inc.	42,005	4,551,242
	Crown Crafts, Inc.	10,832	54,377
*	Culp, Inc.	23,254	132,548
	Dana, Inc.	216,338	4,106,095
	Darden Restaurants, Inc.	124,486	21,028,175
*	Dave & Buster's Entertainment, Inc.	77,955	3,570,339
*	Deckers Outdoor Corp.	35,284	19,183,558
*	Delta Apparel, Inc.	17,018	140,909
*	Denny's Corp.	90,673	1,066,314
#	Designer Brands, Inc., Class A	63,097	627,815
#*	Destination XL Group, Inc.	15,410	79,516
#	Dick's Sporting Goods, Inc.	121,465	17,126,565
#	Dillard's, Inc., Class A	42,601	14,613,847
#	Dine Brands Global, Inc.	10,535	635,471
	Domino's Pizza, Inc.	25,961	10,299,767
#*	DoorDash, Inc., Class A	88,264	8,013,489

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dorman Products, Inc.	51,956	$4,400,154
	DR Horton, Inc.	343,729	43,660,458
*	DraftKings, Inc., Class A	141,296	4,490,387
*	Duluth Holdings, Inc., Class B	15,374	111,615
#*	Duolingo, Inc.	2,097	325,433
	eBay, Inc.	720,438	32,066,695
#*	Educational Development Corp.	5,764	10,260
	El Pollo Loco Holdings, Inc.	57,083	607,934
#	Escalade, Inc.	25,241	368,519
#	Ethan Allen Interiors, Inc.	64,132	2,018,234
#*	Etsy, Inc.	81,324	8,266,585
#*	European Wax Center, Inc., Class A	1,713	33,181
*	Expedia Group, Inc.	44,251	5,422,075
*	Fiesta Restaurant Group, Inc.	35,681	274,744
#*	Figs, Inc., Class A	105,373	775,545
*	First Watch Restaurant Group, Inc.	3,559	66,340
*	Five Below, Inc.	84,265	17,555,770
	Flanigan's Enterprises, Inc.	1,100	32,670
#	Flexsteel Industries, Inc.	14,862	290,849
#*	Floor & Decor Holdings, Inc., Class A	129,586	14,882,952
#	Foot Locker, Inc.	151,452	4,069,515
	Ford Motor Co.	2,428,039	32,074,395
*	Fossil Group, Inc.	108,389	301,321
*	Fox Factory Holding Corp.	62,549	6,999,233
#	Franchise Group, Inc.	16,398	488,004
*	Frontdoor, Inc.	83,884	2,929,229
#*	Full House Resorts, Inc.	1,684	10,811
#*	Funko, Inc., Class A	86,190	703,310
#*	GameStop Corp., Class A	47,896	1,063,291
#	Gap, Inc.	319,950	3,295,485
	Garmin Ltd.	179,618	19,019,750
	General Motors Co.	1,077,916	41,359,637
*	Genesco, Inc.	22,614	637,941
	Gentex Corp.	432,433	14,521,100
*	Gentherm, Inc.	66,801	3,992,696
	Genuine Parts Co.	141,647	22,057,271
*	G-III Apparel Group Ltd.	124,354	2,575,371
#*	Good Times Restaurants, Inc.	689	2,212
*	Goodyear Tire & Rubber Co.	279,328	4,491,594
#*	GoPro, Inc., Class A	250,411	1,024,181
	Graham Holdings Co., Class B	8,782	5,152,839
*	Grand Canyon Education, Inc.	78,588	8,530,727
*	Green Brick Partners, Inc.	14,320	809,366
	Group 1 Automotive, Inc.	41,040	10,610,071
#*	GrowGeneration Corp.	61,008	242,812
#	Guess?, Inc.	145,183	3,047,391
#	H&R Block, Inc.	203,394	6,836,072
	Hamilton Beach Brands Holding Co., Class A	21,074	207,579
#	Hanesbrands, Inc.	382,147	2,013,915
	Harley-Davidson, Inc.	232,003	8,957,636
#	Hasbro, Inc.	90,512	5,843,455
#	Haverty Furniture Cos., Inc.	39,090	1,391,604
	Haverty Furniture Cos., Inc., Class A	1,608	57,164
#*	Helen of Troy Ltd.	42,508	6,006,380
#	Hibbett, Inc.	35,730	1,657,872
#*	Hilton Grand Vacations, Inc.	93,890	4,365,885
	Hilton Worldwide Holdings, Inc.	165,906	25,796,724
	Home Depot, Inc.	578,985	193,288,352
	Hooker Furnishings Corp.	28,292	567,820

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Hovnanian Enterprises, Inc., Class A	99	$10,555
#	Hyatt Hotels Corp., Class A	56,800	7,176,680
#	Installed Building Products, Inc.	55,478	8,211,854
#	International Game Technology PLC	41,102	1,390,481
*	iRobot Corp.	34,690	1,387,600
*	J Jill, Inc.	933	21,179
	Jack in the Box, Inc.	33,995	3,379,443
	Jerash Holdings US, Inc.	2,842	10,970
#	Johnson Outdoors, Inc., Class A	16,073	950,236
	KB Home	105,351	5,685,793
#»	Kohl's Corp.	96,139	2,735,155
#	Kontoor Brands, Inc.	77,950	3,301,962
*	Koss Corp.	884	3,660
#*	Kura Sushi USA, Inc., Class A	1,729	172,053
#	Lakeland Industries, Inc.	23,593	364,984
#*	Lands' End, Inc.	27,889	261,599
*	Landsea Homes Corp.	2,003	19,770
*	Las Vegas Sands Corp.	124,305	7,434,682
	Laureate Education, Inc.	103,854	1,331,408
*††	Lazare Kaplan International, Inc.	1,600	0
	La-Z-Boy, Inc.	96,895	3,039,596
#*	Lazydays Holdings, Inc.	2,974	38,989
#	LCI Industries	54,831	7,471,820
	Lear Corp.	115,316	17,846,304
#*	Legacy Housing Corp.	3,454	81,929
	Leggett & Platt, Inc.	162,675	4,759,871
	Lennar Corp., Class A	263,561	33,427,442
#	Lennar Corp., Class B	21,010	2,414,259
#*	Leslie's, Inc.	65,675	418,350
#	Levi Strauss & Co., Class A	95,075	1,432,780
#*	LGI Homes, Inc.	48,714	6,759,068
#*	Life Time Group Holdings, Inc.	2,798	50,616
	Lifetime Brands, Inc.	76,501	420,756
#*	Light & Wonder, Inc.	132,363	9,305,119
*	Lincoln Educational Services Corp.	13,808	98,175
#	Lithia Motors, Inc.	52,714	16,369,278
#*	Live Ventures, Inc.	320	8,512
	LKQ Corp.	281,098	15,401,359
*	LL Flooring Holdings, Inc.	39,002	153,278
#*	Lovesac Co.	18,486	541,270
	Lowe's Cos., Inc.	329,483	77,187,982
#*	Lucid Group, Inc.	35,040	266,654
*	Lululemon Athletica, Inc.	64,632	24,465,151
*	M/I Homes, Inc.	45,749	4,574,900
	Macy's, Inc.	296,604	4,920,660
#*	Malibu Boats, Inc., Class A	53,158	3,186,822
	Marine Products Corp.	25,388	407,224
*	MarineMax, Inc.	63,014	2,541,355
	Marriott International, Inc., Class A	182,906	36,912,260
#	Marriott Vacations Worldwide Corp.	63,590	8,171,951
*	MasterCraft Boat Holdings, Inc.	45,377	1,390,805
*	Mattel, Inc.	476,401	10,147,341
	McDonald's Corp.	392,232	115,002,422
	MDC Holdings, Inc.	143,084	7,337,348
	Meritage Homes Corp.	85,142	12,681,901
	MGM Resorts International	365,526	18,557,755
*	Modine Manufacturing Co.	108,068	4,059,034
*	Mohawk Industries, Inc.	69,893	7,432,422
#	Monarch Casino & Resort, Inc.	6,425	445,381

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Monro, Inc.	66,665	$2,443,272
*	Motorcar Parts of America, Inc.	45,481	407,965
	Movado Group, Inc.	29,224	838,729
	Murphy USA, Inc.	54,583	16,758,619
	Nathan's Famous, Inc.	8,181	655,298
#*	National Vision Holdings, Inc.	69,231	1,497,467
#*	Nautilus, Inc.	10,069	11,781
	Newell Brands, Inc.	368,073	4,107,695
	NIKE, Inc., Class B	667,223	73,654,747
	Nobility Homes, Inc.	1,105	30,719
*	Noodles & Co.	11,233	41,000
	Nordstrom, Inc.	143,257	3,310,669
*	Norwegian Cruise Line Holdings Ltd.	38,791	856,117
*	NVR, Inc.	4,300	27,117,692
*	ODP Corp.	104,503	5,212,610
*	Ollie's Bargain Outlet Holdings, Inc.	106,876	7,789,123
#*	ONE Group Hospitality, Inc.	4,643	34,219
*	OneSpaWorld Holdings Ltd.	22,326	286,777
#*	OneWater Marine, Inc., Class A	677	25,489
*	O'Reilly Automotive, Inc.	33,296	30,825,104
#*	Overstock.com, Inc.	109,009	3,975,558
	Oxford Industries, Inc.	36,978	3,988,077
#	Papa John's International, Inc.	52,319	4,326,781
	Patrick Industries, Inc.	58,494	5,062,656
#*	Penn Entertainment, Inc.	120,323	3,163,292
#	Penske Automotive Group, Inc.	160,308	25,876,917
*	Perdoceo Education Corp.	151,914	2,028,052
#*	Petco Health & Wellness Co., Inc., Class A	6,641	54,191
#	PetMed Express, Inc.	20,292	297,278
*	Phinia, Inc.	82,276	2,334,170
#*	Planet Fitness, Inc., Class A	118,732	8,019,159
*	Playa Hotels & Resorts NV	304,655	2,485,985
*	PlayAGS, Inc.	13,971	92,488
#	Polaris, Inc.	118,376	16,080,196
#	Pool Corp.	39,521	15,205,310
#*	Potbelly Corp.	29,197	278,831
	PulteGroup, Inc.	485,426	40,965,100
#	Purple Innovation, Inc.	29,038	90,599
	PVH Corp.	95,162	8,530,322
#	Ralph Lauren Corp.	68,632	9,013,441
	RCI Hospitality Holdings, Inc.	8,400	585,900
#	Red Rock Resorts, Inc., Class A	96,885	4,698,923
#*	Revolve Group, Inc.	26,597	524,493
#*	RH	25,398	9,858,742
#*	Rivian Automotive, Inc., Class A	234,264	6,475,057
#	Rocky Brands, Inc.	11,872	238,865
	Ross Stores, Inc.	289,586	33,198,139
#*	Royal Caribbean Cruises Ltd.	138,040	15,061,544
*	Sally Beauty Holdings, Inc.	189,609	2,269,620
*	SeaWorld Entertainment, Inc.	100,649	5,572,935
	Service Corp. International	257,961	17,193,101
*	Shake Shack, Inc., Class A	36,561	2,839,327
#	Shoe Carnival, Inc.	61,692	1,641,624
#	Signet Jewelers Ltd.	107,623	8,662,575
#*	Six Flags Entertainment Corp.	56,094	1,340,647
*	Skechers USA, Inc., Class A	211,628	11,762,284
*	Skyline Champion Corp.	96,528	6,724,141
#*	Sleep Number Corp.	40,053	1,109,068
#	Smith & Wesson Brands, Inc.	147,843	1,882,041

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Sonic Automotive, Inc., Class A	99,885	$4,783,493
#*	Sonos, Inc.	83,421	1,429,836
*	Sportsman's Warehouse Holdings, Inc.	119,009	749,757
	Standard Motor Products, Inc.	45,865	1,750,667
	Starbucks Corp.	610,387	61,997,008
#	Steven Madden Ltd.	145,902	4,870,209
#*	Stitch Fix, Inc., Class A	186,025	950,588
*	Stoneridge, Inc.	70,594	1,442,941
#	Strategic Education, Inc.	35,908	2,696,691
*	Strattec Security Corp.	5,496	128,551
*	Stride, Inc.	91,908	3,511,805
	Superior Group of Cos., Inc.	53,117	500,893
*	Superior Industries International, Inc.	90,498	331,223
*	Sweetgreen, Inc., Class A	7,201	108,519
*	Sypris Solutions, Inc.	5,139	10,021
*»	Tandy Leather Factory, Inc.	2,202	9,226
#	Tapestry, Inc.	443,652	19,143,584
*	Taylor Morrison Home Corp.	276,183	13,372,781
	Tempur Sealy International, Inc.	231,998	10,354,071
*	Tesla, Inc.	1,175,991	314,495,273
	Texas Roadhouse, Inc.	111,420	12,428,901
#	Thor Industries, Inc.	113,269	13,081,437
#*	Tile Shop Holdings, Inc.	16,759	106,587
#*	Tilly's, Inc., Class A	64,949	563,108
	TJX Cos., Inc.	756,801	65,485,991
	Toll Brothers, Inc.	193,184	15,518,471
*	TopBuild Corp.	65,045	17,817,777
#*	Topgolf Callaway Brands Corp.	87,763	1,752,627
#	Tractor Supply Co.	120,980	27,098,310
»	Travel & Leisure Co.	123,903	5,046,569
*	Tri Pointe Homes, Inc.	267,910	8,540,971
*	Ulta Beauty, Inc.	56,884	25,302,003
*	Under Armour, Inc., Class A	128,399	1,034,896
*	Under Armour, Inc., Class C	258,006	1,914,405
*	Unifi, Inc.	40,252	318,393
#*	Universal Electronics, Inc.	24,906	278,200
*	Universal Technical Institute, Inc.	42,107	306,539
#	Upbound Group, Inc.	83,969	2,907,846
*	Urban Outfitters, Inc.	219,639	7,988,270
	Vail Resorts, Inc.	36,055	8,490,592
	Valvoline, Inc.	226,402	8,596,484
*	Vera Bradley, Inc.	38,433	259,038
	VF Corp.	253,424	5,020,329
#*	Victoria's Secret & Co.	67,170	1,376,313
#*	Vince Holding Corp.	4,110	11,919
*	Vista Outdoor, Inc.	155,315	4,706,045
*	Visteon Corp.	45,101	6,949,613
*	Vizio Holding Corp., Class A	17,637	131,396
*	VOXX International Corp.	79,250	732,270
#*	Wayfair, Inc., Class A	41,336	3,218,834
	Wendy's Co.	363,034	7,801,601
	Weyco Group, Inc.	18,839	514,305
	Whirlpool Corp.	95,322	13,751,152
#	Williams-Sonoma, Inc.	135,997	18,854,624
#	Wingstop, Inc.	37,504	6,322,424
	Winmark Corp.	6,666	2,422,824
#	Winnebago Industries, Inc.	59,273	4,077,982
#	Wolverine World Wide, Inc.	67,596	856,441
	Wyndham Hotels & Resorts, Inc.	113,547	8,847,582

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wynn Resorts Ltd.	69,330	$7,555,583
#*	XPEL, Inc.	3,182	258,474
#*	YETI Holdings, Inc.	52,487	2,235,946
	Yum! Brands, Inc.	172,941	23,808,787
*	Zumiez, Inc.	40,200	758,172
TOTAL CONSUMER DISCRETIONARY			3,525,924,923
CONSUMER STAPLES — (6.1%)
	Albertsons Cos., Inc., Class A	138,145	3,001,891
#	Alico, Inc.	13,291	344,237
	Altria Group, Inc.	902,999	41,014,215
	Andersons, Inc.	71,610	3,496,000
	Archer-Daniels-Midland Co.	340,773	28,952,074
	B&G Foods, Inc.	65,409	867,323
*	BellRing Brands, Inc.	199,439	7,169,832
#*	BJ's Wholesale Club Holdings, Inc.	191,460	12,695,713
*	Boston Beer Co., Inc. , Class A	12,086	4,489,224
#*	Bridgford Foods Corp.	5,919	69,963
#	Brown-Forman Corp., Class A	54,490	3,918,376
#	Brown-Forman Corp., Class B	225,181	15,897,779
	Bunge Ltd.	177,291	19,266,213
#	Calavo Growers, Inc.	22,969	866,620
#	Cal-Maine Foods, Inc.	80,115	3,700,512
	Campbell Soup Co.	377,432	17,293,934
	Casey's General Stores, Inc.	68,526	17,313,779
#*	Celsius Holdings, Inc.	23,319	3,374,259
#*	Central Garden & Pet Co.	25,073	1,014,955
*	Central Garden & Pet Co., Class A	89,901	3,436,016
#*	Chefs' Warehouse, Inc.	65,464	2,378,962
	Church & Dwight Co., Inc.	176,491	16,884,894
	Clorox Co.	106,669	16,158,220
	Coca-Cola Co.	2,283,694	141,429,169
	Coca-Cola Consolidated, Inc.	17,084	10,821,176
	Colgate-Palmolive Co.	471,504	35,956,895
	Conagra Brands, Inc.	427,115	14,013,643
	Constellation Brands, Inc., Class A	70,197	19,149,742
	Costco Wholesale Corp.	254,393	142,630,523
*	Coty, Inc., Class A	837,965	10,089,099
*	Darling Ingredients, Inc.	289,662	20,059,094
	Dollar General Corp.	147,104	24,839,981
*	Dollar Tree, Inc.	218,497	33,720,642
*	Duckhorn Portfolio, Inc.	90,669	1,140,616
	Edgewell Personal Care Co.	68,479	2,698,757
*	elf Beauty, Inc.	84,378	9,848,600
#	Energizer Holdings, Inc.	69,185	2,469,905
	Estee Lauder Cos., Inc., Class A	123,536	22,236,480
#*	Farmer Bros Co.	49,522	148,566
#	Flowers Foods, Inc.	395,981	9,784,691
	Fresh Del Monte Produce, Inc.	87,294	2,320,275
#*	Fresh Market, Inc.	23,061	0
#*	Freshpet, Inc.	28,301	2,081,256
	General Mills, Inc.	371,874	27,793,863
*	Grocery Outlet Holding Corp.	27,285	912,683
*	Hain Celestial Group, Inc.	95,843	1,214,331
#*	Herbalife Ltd.	66,081	1,073,155
	Hershey Co.	110,231	25,497,533
#*	Honest Co., Inc.	2,363	3,568
#	Hormel Foods Corp.	395,113	16,152,219
*	Hostess Brands, Inc.	293,717	7,060,957

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Ingles Markets, Inc., Class A	36,506	$3,095,709
	Ingredion, Inc.	133,515	14,854,879
	Inter Parfums, Inc.	49,667	7,428,197
#	J & J Snack Foods Corp.	24,949	3,999,824
	J M Smucker Co.	105,829	15,943,139
	John B Sanfilippo & Son, Inc.	23,822	2,594,454
	Kellogg Co.	364,883	24,407,024
	Keurig Dr Pepper, Inc.	326,838	11,115,760
	Kimberly-Clark Corp.	198,892	25,676,957
	Kraft Heinz Co.	354,517	12,826,425
	Kroger Co.	1,272,898	61,913,759
	Lamb Weston Holdings, Inc.	125,502	13,005,772
	Lancaster Colony Corp.	47,202	9,092,521
#	Lifevantage Corp.	11,327	57,315
*	Lifeway Foods, Inc.	13,678	89,181
	Limoneira Co.	29,721	461,270
#	Mannatech, Inc.	519	5,994
	McCormick & Co., Inc.	176,036	15,751,701
	McCormick & Co., Inc.	8,596	757,394
#	Medifast, Inc.	18,566	1,891,690
#	MGP Ingredients, Inc.	33,440	3,812,494
#*	Mission Produce, Inc.	8,825	102,547
	Molson Coors Beverage Co., Class B	193,004	13,465,889
	Mondelez International, Inc., Class A	577,565	42,814,893
*	Monster Beverage Corp.	300,184	17,257,578
#*	National Beverage Corp.	92,365	4,881,490
*	Natural Alternatives International, Inc.	9,699	69,833
	Natural Grocers by Vitamin Cottage, Inc., Class C	41,185	512,753
	Natural Health Trends Corp.	13,193	76,783
*	Nature's Sunshine Products, Inc.	34,510	481,415
	Nu Skin Enterprises, Inc., Class A	34,394	1,010,840
	Oil-Dri Corp. of America	9,075	569,638
	PepsiCo, Inc.	977,554	183,252,273
*	Performance Food Group Co.	229,098	13,690,897
	Philip Morris International, Inc.	747,106	74,501,410
*	Pilgrim's Pride Corp.	248,664	6,159,407
*	Post Holdings, Inc.	145,511	12,412,088
	PriceSmart, Inc.	48,994	3,808,304
	Procter & Gamble Co.	1,498,080	234,149,904
#	Reynolds Consumer Products, Inc.	11,216	310,459
*	Rocky Mountain Chocolate Factory, Inc.	5,266	31,175
	Seaboard Corp.	636	2,292,780
#*	Seneca Foods Corp., Class A	18,887	728,377
*»	Seneca Foods Corp., Class B	1,493	56,644
*	Simply Good Foods Co.	140,141	5,424,858
*»	Sovos Brands, Inc.	8,800	156,640
	SpartanNash Co.	79,429	1,782,387
#	Spectrum Brands Holdings, Inc.	71,666	5,619,331
#*	Sprouts Farmers Market, Inc.	237,033	9,303,545
	Sysco Corp.	342,238	26,116,182
	Target Corp.	313,394	42,768,879
#*	Thorne HealthTech, Inc.	4,721	28,184
#	Tootsie Roll Industries, Inc.	41,806	1,457,357
*	TreeHouse Foods, Inc.	70,395	3,633,086
	Turning Point Brands, Inc.	27,251	649,936
	Tyson Foods, Inc., Class A	226,110	12,598,849
*	U.S. Foods Holding Corp.	333,333	14,243,319
*	United Natural Foods, Inc.	129,013	2,683,470
#	United-Guardian, Inc.	1,741	14,276

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Universal Corp.	48,395	$2,447,335
#*	USANA Health Sciences, Inc.	36,917	2,396,282
#	Vector Group Ltd.	199,021	2,611,156
	Village Super Market, Inc., Class A	19,532	454,705
*	Vital Farms, Inc.	6,185	72,365
#	Walgreens Boots Alliance, Inc.	336,179	10,075,285
	Walmart, Inc.	911,334	145,685,853
#	WD-40 Co.	16,578	3,804,651
#	Weis Markets, Inc.	54,171	3,593,704
*	Whole Earth Brands, Inc.	1,200	4,860
*	Willamette Valley Vineyards, Inc.	1,470	8,820
TOTAL CONSUMER STAPLES			1,947,806,561
ENERGY — (6.4%)
	Adams Resources & Energy, Inc.	3,234	111,993
#*	Amplify Energy Corp.	22,815	167,462
	Antero Midstream Corp.	549,609	6,562,332
*	Antero Resources Corp.	447,117	11,960,380
	APA Corp.	185,025	7,491,662
	Archrock, Inc.	473,845	5,525,033
	Ardmore Shipping Corp.	112,433	1,583,057
	Baker Hughes Co.	514,966	18,430,633
*	Battalion Oil Corp.	5,434	45,537
#*	Baytex Energy Corp.	206,255	833,270
	Berry Corp.	204,582	1,595,740
*	Bristow Group, Inc.	22,577	694,694
#	Cactus, Inc., Class A	57,555	2,922,643
#	California Resources Corp.	91,691	4,891,715
#*	Callon Petroleum Co.	94,004	3,530,790
*	Centrus Energy Corp., Class A	1,757	66,063
#	ChampionX Corp.	306,633	10,916,135
	Cheniere Energy, Inc.	148,356	24,012,902
#	Chesapeake Energy Corp.	145,694	12,287,832
	Chevron Corp.	1,727,266	282,684,354
	Chord Energy Corp.	39,902	6,258,230
	Civitas Resources, Inc.	1,009	75,534
*	Clean Energy Fuels Corp.	398,447	1,964,344
#*	CNX Resources Corp.	455,989	9,302,176
#	Comstock Resources, Inc.	524,228	6,683,907
	ConocoPhillips	1,164,407	137,073,992
	CONSOL Energy, Inc.	67,479	5,028,535
#	Core Laboratories, Inc.	31,533	819,543
	Coterra Energy, Inc.	1,383,865	38,111,642
#	CVR Energy, Inc.	163,912	6,022,127
	Delek U.S. Holdings, Inc.	176,379	4,866,297
*	Denbury, Inc.	74,218	6,524,504
	Devon Energy Corp.	823,451	44,466,354
	DHT Holdings, Inc.	372,797	3,672,050
	Diamondback Energy, Inc.	236,323	34,815,104
*	DMC Global, Inc.	27,891	526,024
	Dorian LPG Ltd.	88,547	2,633,388
#*	Dril-Quip, Inc.	54,561	1,412,584
*	DT Midstream, Inc.	98,861	5,291,041
	Energy Services of America Corp.	6,208	17,569
	EnLink Midstream LLC	621,388	7,208,101
	EOG Resources, Inc.	500,872	66,380,566
	Epsilon Energy Ltd.	60,463	365,197
#	EQT Corp.	355,009	14,974,280
	Equitrans Midstream Corp.	529,344	5,489,297

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Evolution Petroleum Corp.	88,922	$830,532
*	Expro Group Holdings NV	46,242	1,026,110
	Exxon Mobil Corp.	4,163,530	446,496,957
*	Forum Energy Technologies, Inc.	12,221	332,533
*	Geospace Technologies Corp.	24,656	197,495
#*	Green Plains, Inc.	107,141	3,804,577
*	Gulf Island Fabrication, Inc.	60,071	203,641
*	Gulfport Energy Corp.	5,891	603,533
*	Hallador Energy Co.	3,100	28,582
	Halliburton Co.	843,384	32,959,447
*	Helix Energy Solutions Group, Inc.	314,494	3,019,142
	Helmerich & Payne, Inc.	177,219	7,934,095
	Hess Corp.	230,914	35,036,581
	HF Sinclair Corp.	415,328	21,634,436
*	Independence Contract Drilling, Inc.	2,220	7,015
	International Seaways, Inc.	81,417	3,491,975
	Kinder Morgan, Inc.	1,176,795	20,841,039
*	Kosmos Energy Ltd.	903,906	6,417,733
	Liberty Energy, Inc.	268,637	4,424,451
#	Magnolia Oil & Gas Corp., Class A	290,519	6,434,996
#*	Mammoth Energy Services, Inc.	9,845	48,142
	Marathon Oil Corp.	987,021	25,929,042
	Marathon Petroleum Corp.	529,963	70,495,678
	Matador Resources Co.	308,984	17,188,780
	Mexco Energy Corp.	5,900	77,055
	Murphy Oil Corp.	319,973	13,845,232
#*	Nabors Industries Ltd.	17,056	2,089,189
	NACCO Industries, Inc., Class A	9,631	356,251
*	Natural Gas Services Group, Inc.	32,924	338,788
*	NCS Multistage Holdings, Inc.	343	6,723
#	New Fortress Energy, Inc.	28,203	805,196
*	Newpark Resources, Inc.	153,300	846,216
*	NexTier Oilfield Solutions, Inc.	416,239	4,961,569
#*	Nine Energy Service, Inc.	42,943	216,003
#*	Noble Corp. PLC	6,988	365,263
#	Nordic American Tankers Ltd.	430,693	1,890,742
#	Northern Oil & Gas, Inc.	34,022	1,339,446
	NOV, Inc.	258,950	5,199,716
	Occidental Petroleum Corp.	922,464	58,235,152
*	Oceaneering International, Inc.	224,425	5,038,341
*	Oil States International, Inc.	132,902	1,068,532
	ONEOK, Inc.	489,308	32,803,208
*	Overseas Shipholding Group, Inc., Class A	168,614	689,631
#	Ovintiv, Inc.	339,853	15,663,825
*	Par Pacific Holdings, Inc.	144,279	4,541,903
	Patterson-UTI Energy, Inc.	411,672	6,520,885
	PBF Energy, Inc., Class A	269,035	12,763,020
	PDC Energy, Inc.	243,716	18,495,607
#	Peabody Energy Corp.	220,118	4,939,448
#	Permian Resources Corp.	449,928	5,259,658
	Phillips 66	302,239	33,714,760
#	PHX Minerals, Inc.	45,060	145,544
	Pioneer Natural Resources Co.	241,378	54,471,773
*	PrimeEnergy Resources Corp.	2,614	251,362
*	ProPetro Holding Corp.	140,246	1,464,168
	Range Resources Corp.	527,402	16,576,245
*	Ranger Energy Services, Inc.	10,562	110,901
*	REX American Resources Corp.	36,643	1,356,524
	Riley Exploration Permian, Inc.	675	25,279

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	RPC, Inc.	357,479	$2,974,225
	SandRidge Energy, Inc.	36,068	616,041
	Schlumberger NV	744,980	43,462,133
	Scorpio Tankers, Inc.	136,240	6,408,730
*	SEACOR Marine Holdings, Inc.	53,419	613,784
	Select Water Solutions, Inc., Class A	216,498	1,820,748
	SFL Corp. Ltd.	297,357	2,931,940
	Sitio Royalties Corp., Class A	18,711	511,559
	SM Energy Co.	226,892	8,233,911
	Solaris Oilfield Infrastructure, Inc., Class A	33,739	368,767
*	Southwestern Energy Co.	1,573,173	10,194,161
#*	Stabilis Solutions, Inc.	2,642	11,149
*	Talos Energy, Inc.	139,160	2,226,560
	Targa Resources Corp.	242,766	19,904,384
*	TechnipFMC PLC	402,110	7,374,697
*	Teekay Corp.	94,115	626,806
	Teekay Tankers Ltd., Class A	76,429	3,333,069
*	TETRA Technologies, Inc.	142,621	640,368
#	Texas Pacific Land Corp.	861	1,296,924
*	Tidewater, Inc.	75,480	4,763,543
#*	Transocean Ltd.	684,728	6,025,606
*	U.S. Silica Holdings, Inc.	197,884	2,574,471
*	Valaris Ltd.	47,787	3,670,042
	Valero Energy Corp.	416,054	53,633,521
#*	Vital Energy, Inc.	39,305	2,074,518
	Vitesse Energy, Inc.	45,874	1,155,566
#*	W&T Offshore, Inc.	141,948	621,732
*	Weatherford International PLC	64,453	5,356,044
	Williams Cos., Inc.	815,228	28,084,605
#	World Kinect Corp.	133,306	3,004,717
TOTAL ENERGY			2,046,670,601
FINANCIALS — (13.9%)
	1st Source Corp.	55,413	2,598,870
#*	Acacia Research Corp.	102,293	408,149
	ACNB Corp.	13,445	466,541
	Affiliated Managers Group, Inc.	63,392	8,788,667
#*	Affinity Bancshares, Inc.	8,297	117,403
*	Affirm Holdings, Inc.	60,504	1,173,173
	Aflac, Inc.	377,662	27,320,069
	Alerus Financial Corp.	1,542	30,501
	Allstate Corp.	245,952	27,713,871
	Ally Financial, Inc.	528,777	16,148,850
#	Amalgamated Financial Corp.	11,025	220,059
#	A-Mark Precious Metals, Inc.	52,476	2,140,496
*	Ambac Financial Group, Inc.	104,587	1,478,860
	Amerant Bancorp, Inc.	2,391	47,390
*	American Equity Investment Life Holding Co.	166,321	8,926,448
	American Express Co.	432,393	73,022,530
	American Financial Group, Inc.	120,375	14,638,804
	American International Group, Inc.	641,194	38,651,174
#	American National Bankshares, Inc.	18,634	769,212
	Ameriprise Financial, Inc.	123,211	42,932,873
	Ameris Bancorp	126,400	5,517,360
	AMERISAFE, Inc.	35,426	1,846,403
	AmeriServ Financial, Inc.	8,436	27,839
#	Ames National Corp.	13,560	261,166
	Aon PLC, Class A	113,269	36,076,176
	Apollo Global Management, Inc.	156,296	12,770,946

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Arch Capital Group Ltd.	372,851	$28,966,794
	Ares Management Corp., Class A	81,043	8,041,086
	Argo Group International Holdings Ltd.	71,702	2,129,549
	Arrow Financial Corp.	32,152	646,898
	Arthur J Gallagher & Co.	108,845	23,379,906
#	Artisan Partners Asset Management, Inc., Class A	91,987	3,816,541
*	Ashford, Inc.	404	3,798
*	AssetMark Financial Holdings, Inc.	8,157	243,894
	Associated Banc-Corp.	267,037	5,060,351
	Associated Capital Group, Inc., Class A	5,637	208,851
	Assurant, Inc.	86,759	11,669,953
	Assured Guaranty Ltd.	175,467	10,489,417
*	Atlantic American Corp.	2,737	5,009
#	Atlantic Union Bankshares Corp.	131,865	4,217,043
#*	Atlanticus Holdings Corp.	22,946	933,902
	Auburn National BanCorp, Inc.	2,383	52,903
*	Avantax, Inc.	54,213	1,403,032
	Axis Capital Holdings Ltd.	137,209	7,562,960
*	Axos Financial, Inc.	116,759	5,487,673
	B Riley Financial, Inc.	4,403	244,499
	Banc of California, Inc.	91,077	1,294,204
#	BancFirst Corp.	60,430	6,036,957
*	Bancorp, Inc.	140,123	5,310,662
	Bank of America Corp.	3,912,477	125,199,264
#	Bank of Hawaii Corp.	69,691	3,981,447
	Bank of Marin Bancorp	32,292	677,486
	Bank of New York Mellon Corp.	433,530	19,664,921
	Bank of NT Butterfield & Son Ltd.	108,289	3,479,326
#	Bank of South Carolina Corp.	5,861	83,226
	Bank of the James Financial Group, Inc.	3,363	37,094
	Bank OZK	206,037	9,009,998
	Bank7 Corp.	944	24,978
	BankFinancial Corp.	46,849	420,236
	BankUnited, Inc.	130,833	3,904,057
	Bankwell Financial Group, Inc.	8,501	232,502
	Banner Corp.	60,370	2,874,216
	Bar Harbor Bankshares	27,793	759,027
	BayCom Corp.	18,983	382,697
#	BCB Bancorp, Inc.	30,823	396,076
*	Berkshire Hathaway, Inc., Class B	954,456	335,930,334
	Berkshire Hills Bancorp, Inc.	78,827	1,798,044
	BGC Group, Inc., Class A	449,828	2,141,181
	BlackRock, Inc.	61,690	45,579,656
	Blackstone, Inc.	254,007	26,617,394
*	Block, Inc.	63,840	5,141,035
#*	Blue Foundry Bancorp	7,785	79,485
	Blue Ridge Bankshares, Inc.	4,341	36,595
#*	BM Technologies, Inc.	9,173	27,611
	BOK Financial Corp.	78,611	7,002,668
	Bread Financial Holdings, Inc.	86,615	3,600,586
#*	Bridgewater Bancshares, Inc.	13,739	147,145
*	Brighthouse Financial, Inc.	115,004	5,995,159
	Brightsphere Investment Group, Inc.	65,502	1,393,883
	Brookline Bancorp, Inc.	155,905	1,665,065
	Brown & Brown, Inc.	264,001	18,598,870
#*	BRP Group, Inc., Class A	4,836	120,465
	Business First Bancshares, Inc.	6,854	140,164
	Byline Bancorp, Inc.	18,261	400,829
	C&F Financial Corp.	6,412	360,547

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cadence Bank	219,916	$5,508,896
*	California BanCorp	110	2,034
#	Cambridge Bancorp	2,891	177,912
	Camden National Corp.	28,716	992,999
*	Cannae Holdings, Inc.	160,164	3,264,142
*	Cantaloupe, Inc.	11,909	91,818
	Capital Bancorp, Inc.	3,774	76,046
	Capital City Bank Group, Inc.	38,827	1,259,160
	Capital One Financial Corp.	262,826	30,755,899
	Capitol Federal Financial, Inc.	294,855	1,954,889
	Capstar Financial Holdings, Inc.	39,170	582,850
#	Carlyle Group, Inc.	129,953	4,632,824
*	Carter Bankshares, Inc.	4,466	65,606
*	Carver Bancorp, Inc.	2,116	5,819
#	Cass Information Systems, Inc.	21,720	824,274
	Cathay General Bancorp	127,542	4,851,698
#	CB Financial Services, Inc.	1,493	34,190
	Cboe Global Markets, Inc.	94,710	13,229,093
*»	CCUR Holdings, Inc.	1	3,000
	Central Pacific Financial Corp.	38,481	701,893
	Central Valley Community Bancorp	26,313	449,952
#	CF Bankshares, Inc.	2,657	47,932
	Charles Schwab Corp.	573,157	37,885,678
	Chemung Financial Corp.	9,008	384,281
#	ChoiceOne Financial Services, Inc.	1,826	44,281
	Chubb Ltd.	227,406	46,484,060
	Cincinnati Financial Corp.	131,496	14,146,340
	Citigroup, Inc.	957,858	45,651,512
#	Citizens & Northern Corp.	20,589	436,487
	Citizens Community Bancorp, Inc.	18,370	188,660
	Citizens Financial Group, Inc.	430,430	13,885,672
#	Citizens Holding Co.	1,272	14,959
#*	Citizens, Inc.	39,312	101,032
#	City Holding Co.	31,085	3,074,617
	Civista Bancshares, Inc.	28,798	525,276
	CME Group, Inc.	135,048	26,869,150
	CNA Financial Corp.	43,698	1,711,214
	CNB Financial Corp.	27,347	532,173
	CNO Financial Group, Inc.	184,317	4,740,633
*	Coastal Financial Corp.	9,982	450,887
	Codorus Valley Bancorp, Inc.	17,121	376,491
#	Cohen & Steers, Inc.	85,298	5,485,514
*	Coinbase Global, Inc., Class A	8,735	861,358
	Colony Bankcorp, Inc.	21,423	229,655
	Columbia Banking System, Inc.	336,198	7,514,025
#*	Columbia Financial, Inc.	5,103	89,200
	Comerica, Inc.	119,691	6,458,526
	Commerce Bancshares, Inc.	212,404	11,295,645
#	Community Bank System, Inc.	107,858	5,805,996
	Community Trust Bancorp, Inc.	35,067	1,345,871
#	Community West Bancshares	10,954	149,741
	ConnectOne Bancorp, Inc.	58,923	1,206,154
*	Consumer Portfolio Services, Inc.	137,807	1,765,308
	Crawford & Co., Class A	92,729	891,126
	Crawford & Co., Class B	53,098	441,244
#*	Credit Acceptance Corp.	29,619	16,485,935
#*	CrossFirst Bankshares, Inc.	4,591	53,577
#	Cullen/Frost Bankers, Inc.	96,437	10,471,129
*	Customers Bancorp, Inc.	59,614	2,502,596

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	CVB Financial Corp.	243,472	$4,594,317
	Diamond Hill Investment Group, Inc.	9,734	1,766,818
	Dime Community Bancshares, Inc.	86,499	1,937,578
	Discover Financial Services	421,358	44,474,337
	Donegal Group, Inc., Class A	102,385	1,491,749
#	Donegal Group, Inc., Class B	2,147	27,997
#*	Donnelley Financial Solutions, Inc.	79,822	3,775,581
	Eagle Bancorp Montana, Inc.	10,879	143,385
	Eagle Bancorp, Inc.	37,621	1,042,102
	East West Bancorp, Inc.	221,520	13,780,759
	Eastern Bankshares, Inc.	3,900	55,068
*	eHealth, Inc.	46,257	349,703
	Employers Holdings, Inc.	66,819	2,581,218
#*	Encore Capital Group, Inc.	75,940	4,062,790
*	Enova International, Inc.	84,162	4,636,485
*	Enstar Group Ltd.	32,164	8,230,124
	Enterprise Bancorp, Inc.	12,463	396,822
	Enterprise Financial Services Corp.	68,390	2,803,990
	Equitable Holdings, Inc.	555,768	15,944,984
	Equity Bancshares, Inc., Class A	28,778	781,610
	Erie Indemnity Co., Class A	49,374	10,959,053
	Esquire Financial Holdings, Inc.	11,402	569,473
	ESSA Bancorp, Inc.	9,594	159,452
	Essent Group Ltd.	161,779	8,024,238
*	Euronet Worldwide, Inc.	71,012	6,239,824
	Evans Bancorp, Inc.	8,786	261,120
	Evercore, Inc., Class A	90,797	12,263,043
	Everest Group Ltd.	42,252	15,232,269
	EVERTEC, Inc.	112,423	4,421,597
#*	EZCORP, Inc., Class A	166,208	1,505,844
#	F&G Annuities & Life, Inc.	36,363	952,711
	FactSet Research Systems, Inc.	32,638	14,198,836
#	Farmers & Merchants Bancorp, Inc.	1,121	23,900
	Farmers National Banc Corp.	27,473	377,754
	FB Financial Corp.	83,939	2,973,119
	Federal Agricultural Mortgage Corp., Class A	1,374	181,382
	Federal Agricultural Mortgage Corp., Class C	20,856	3,352,602
	Federated Hermes, Inc.	209,546	7,088,941
*	FFBW, Inc.	6,731	76,733
#	Fidelity D&D Bancorp, Inc.	1,322	67,078
	Fidelity National Financial, Inc.	428,448	16,782,308
	Fidelity National Information Services, Inc.	302,460	18,262,535
	Fifth Third Bancorp	628,365	18,285,421
	Financial Institutions, Inc.	46,240	886,883
	Finward Bancorp	1,270	31,306
*	Finwise Bancorp	4,371	43,273
	First American Financial Corp.	184,793	11,712,180
#	First Bancorp	89,465	2,959,502
	First BanCorp	464,247	6,894,068
	First Bancorp, Inc.	21,518	567,860
#	First Bancshares, Inc.	22,380	700,718
#	First Bank	31,328	391,600
	First Busey Corp.	98,988	2,144,080
	First Business Financial Services, Inc.	16,313	554,479
#	First Capital, Inc.	3,880	145,500
	First Citizens BancShares, Inc., Class A	21,001	30,058,731
	First Commonwealth Financial Corp.	235,442	3,399,782
#	First Community Bankshares, Inc.	44,077	1,482,310
	First Community Corp.	13,022	257,185

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Financial Bancorp	193,322	$4,463,805
#	First Financial Bankshares, Inc.	206,746	6,737,852
	First Financial Corp.	18,579	709,904
	First Financial Northwest, Inc.	14,137	171,058
#	First Foundation, Inc.	74,919	547,658
	First Hawaiian, Inc.	139,370	2,883,565
	First Horizon Corp.	699,778	9,537,974
	First Internet Bancorp	18,211	410,476
	First Interstate BancSystem, Inc., Class A	90,331	2,595,210
	First Merchants Corp.	105,193	3,378,799
	First Mid Bancshares, Inc.	32,619	998,468
#	First National Corp.	1,287	21,609
	First Northwest Bancorp	19,278	262,181
#	First of Long Island Corp.	39,661	552,874
#	First Savings Financial Group, Inc.	2,715	50,228
*	First Seacoast Bancorp, Inc.	23	184
	First U.S. Bancshares, Inc.	5,297	47,832
	First United Corp.	12,304	211,137
*	First Western Financial, Inc.	526	10,909
	FirstCash Holdings, Inc.	72,932	6,948,961
*	Fiserv, Inc.	253,288	31,967,478
*	FleetCor Technologies, Inc.	89,206	22,204,265
	Flushing Financial Corp.	59,374	936,922
#*	Flywire Corp.	19,798	675,904
	FNB Corp.	582,553	7,450,853
#	FNCB Bancorp, Inc.	17,421	111,320
#	Franklin Financial Services Corp.	4,397	130,019
#	Franklin Resources, Inc.	363,500	10,628,740
	FS Bancorp, Inc.	18,178	563,518
	Fulton Financial Corp.	278,888	3,988,098
#*	FVCBankcorp, Inc.	1,542	19,830
*	Genworth Financial, Inc., Class A	182,172	1,067,528
	German American Bancorp, Inc.	51,684	1,522,611
#	Glacier Bancorp, Inc.	181,689	5,941,230
	Global Payments, Inc.	149,441	16,475,870
	Globe Life, Inc.	122,436	13,733,646
	Goldman Sachs Group, Inc.	176,078	62,660,878
#*	Goosehead Insurance, Inc., Class A	2,415	161,491
	Great Southern Bancorp, Inc.	26,148	1,446,769
*	Green Dot Corp., Class A	112,331	2,196,071
	Greenhill & Co., Inc.	27,319	401,589
*	Greenlight Capital Re Ltd., Class A	31,768	326,575
#	Guaranty Bancshares, Inc.	14,621	464,802
#*	Hallmark Financial Services, Inc.	5,615	26,503
#	Hamilton Lane, Inc., Class A	33,872	2,995,301
	Hancock Whitney Corp.	148,370	6,529,764
	Hanmi Financial Corp.	59,915	1,138,385
	Hanover Insurance Group, Inc.	69,351	7,869,951
	HarborOne Bancorp, Inc.	70,532	739,881
	Hartford Financial Services Group, Inc.	430,639	30,954,331
#	Hawthorn Bancshares, Inc.	11,816	207,371
	HBT Financial, Inc.	930	18,451
#	HCI Group, Inc.	21,758	1,366,620
	Heartland Financial USA, Inc.	74,509	2,558,639
#	Hennessy Advisors, Inc.	13,944	97,747
	Heritage Commerce Corp.	99,939	959,414
	Heritage Financial Corp.	68,512	1,285,285
*	Heritage Global, Inc.	5,934	22,609
	Heritage Insurance Holdings, Inc.	45,450	204,980

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Hilltop Holdings, Inc.	173,804	$5,375,758
#	Hingham Institution For Savings	4,610	1,025,494
	HMN Financial, Inc.	6,890	139,523
	Home Bancorp, Inc.	14,364	511,646
#	Home BancShares, Inc.	305,401	7,424,298
#	Home Federal Bancorp, Inc. of Louisiana	2,148	33,294
	HomeStreet, Inc.	49,402	454,498
	HomeTrust Bancshares, Inc.	761	18,500
	Hope Bancorp, Inc.	313,625	3,405,967
	Horace Mann Educators Corp.	84,804	2,555,145
	Horizon Bancorp, Inc.	74,550	923,674
	Houlihan Lokey, Inc.	85,808	8,567,929
	Huntington Bancshares, Inc.	1,405,113	17,198,583
*	I3 Verticals, Inc., Class A	1,200	30,012
#*	ICC Holdings, Inc.	1,000	15,930
#	IF Bancorp, Inc.	2,855	44,338
	Independent Bank Corp.	77,585	4,674,496
	Independent Bank Corp.	45,334	936,600
	Independent Bank Group, Inc.	69,383	3,113,215
	Interactive Brokers Group, Inc., Class A	49,433	4,316,984
	Intercontinental Exchange, Inc.	226,479	25,999,789
	International Bancshares Corp.	131,276	6,516,541
*	International Money Express, Inc.	14,436	349,784
	Invesco Ltd.	300,238	5,043,998
	Investar Holding Corp.	18,897	280,620
	Investors Title Co.	3,752	587,376
	Jack Henry & Associates, Inc.	72,297	12,114,808
	Jackson Financial, Inc., Class A	1,878	62,012
	James River Group Holdings Ltd.	49,314	911,816
	Janus Henderson Group PLC	247,319	7,258,813
	Jefferies Financial Group, Inc.	389,778	14,339,933
	JPMorgan Chase & Co.	2,201,688	347,778,636
	Kearny Financial Corp.	198,330	1,703,655
	Kemper Corp.	113,628	5,791,619
	Kentucky First Federal Bancorp	6,958	44,114
	KeyCorp	731,747	9,007,806
	Kingstone Cos., Inc.	16,836	19,193
	Kinsale Capital Group, Inc.	25,262	9,413,379
	KKR & Co., Inc.	223,300	13,259,554
	Lake Shore Bancorp, Inc.	2,985	32,656
	Lakeland Bancorp, Inc.	114,981	1,737,363
#	Lakeland Financial Corp.	53,667	2,975,298
	Landmark Bancorp, Inc.	7,229	153,255
	Lazard Ltd., Class A	118,315	4,152,856
#	LCNB Corp.	24,728	433,482
*	LendingClub Corp.	139,363	1,169,256
#*	LendingTree, Inc.	17,549	428,196
	Lincoln National Corp.	147,404	4,133,208
#	Live Oak Bancshares, Inc.	77,918	2,950,755
	Loews Corp.	227,665	14,263,212
	LPL Financial Holdings, Inc.	88,990	20,410,746
	Luther Burbank Corp.	12,111	124,743
	M&T Bank Corp.	122,315	17,106,976
	Macatawa Bank Corp.	68,654	676,242
#	Magyar Bancorp, Inc.	5,872	66,177
#*	Maiden Holdings Ltd.	184,895	360,545
	MainStreet Bancshares, Inc.	901	21,507
*	Markel Group, Inc.	10,873	15,762,697
	MarketAxess Holdings, Inc.	27,070	7,287,785

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Marqeta, Inc., Class A	63,857	$356,322
	Marsh & McLennan Cos., Inc.	310,585	58,520,426
	Mastercard, Inc., Class A	579,715	228,570,030
*	MBIA, Inc.	296,282	2,589,505
	Mercantile Bank Corp.	27,961	981,990
	Merchants Bancorp	3,251	102,764
	Mercury General Corp.	51,637	1,661,679
	Meridian Corp.	2,368	28,179
	MetLife, Inc.	297,190	18,714,054
	Metrocity Bankshares, Inc.	651	13,957
#*	Metropolitan Bank Holding Corp.	6,059	274,412
	MGIC Investment Corp.	174,562	2,922,168
	Mid Penn Bancorp, Inc.	2,366	55,601
#	Middlefield Banc Corp.	11,702	342,401
	Midland States Bancorp, Inc.	38,617	904,796
	Mid-Southern Bancorp, Inc.	362	4,630
*	Midwest Holding, Inc.	1,003	26,630
	MidWestOne Financial Group, Inc.	22,738	557,763
#	Moelis & Co., Class A	94,582	4,618,439
	Moody's Corp.	105,554	37,234,173
	Morgan Stanley	934,894	85,598,895
#	Morningstar, Inc.	65,738	15,151,294
*	Mr Cooper Group, Inc.	20,870	1,209,834
	MSCI, Inc.	45,780	25,091,102
	MVB Financial Corp.	21,074	539,284
	Nasdaq, Inc.	376,167	18,992,672
	National Bank Holdings Corp., Class A	81,659	2,805,803
#	National Bankshares, Inc.	4,012	119,437
	National Western Life Group, Inc., Class A	7,419	3,128,370
	Navient Corp.	431,770	8,220,901
	NBT Bancorp, Inc.	91,366	3,398,815
	Nelnet, Inc., Class A	64,519	6,366,735
*	NerdWallet, Inc., Class A	31,716	355,536
#	New York Community Bancorp, Inc.	2,230,478	30,936,730
*	NI Holdings, Inc.	15,846	220,735
*	Nicholas Financial, Inc.	9,629	47,182
#	Nicolet Bankshares, Inc.	23,115	1,933,570
*	NMI Holdings, Inc., Class A	135,194	3,611,032
	Northeast Bank	16,291	776,103
#	Northeast Community Bancorp, Inc.	2,484	40,216
	Northern Trust Corp.	182,233	14,600,508
	Northfield Bancorp, Inc.	116,786	1,422,453
	Northrim BanCorp, Inc.	8,802	420,736
#	Northwest Bancshares, Inc.	259,569	3,208,273
#	Norwood Financial Corp.	6,580	209,573
#	Oak Valley Bancorp	8,602	235,609
	OceanFirst Financial Corp.	95,755	1,783,916
#	Oconee Federal Financial Corp.	84	1,136
#*	Ocwen Financial Corp.	2,871	96,925
	OFG Bancorp	110,128	3,688,187
	Ohio Valley Banc Corp.	5,972	146,195
	Old National Bancorp	467,648	7,964,045
#	Old Point Financial Corp.	2,092	44,350
	Old Republic International Corp.	490,431	13,521,183
	Old Second Bancorp, Inc.	36,292	580,309
#	OneMain Holdings, Inc.	273,435	12,435,824
	OP Bancorp	4,251	41,617
*	Open Lending Corp., Class A	51,007	575,869
*	Oportun Financial Corp.	7,685	47,263

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Oppenheimer Holdings, Inc., Class A	13,697	$521,993
#*	OptimumBank Holdings, Inc.	1,636	5,153
#	Orange County Bancorp, Inc.	232	10,449
#	Origin Bancorp, Inc.	4,482	146,113
	Orrstown Financial Services, Inc.	21,101	493,763
*	Oscar Health, Inc., Class A	35,208	264,764
	Pacific Premier Bancorp, Inc.	163,217	4,168,562
#	PacWest Bancorp	172,640	1,605,552
*	Palomar Holdings, Inc.	14,434	874,123
#	Park National Corp.	26,721	2,979,926
	Parke Bancorp, Inc.	25,939	514,630
#	Pathfinder Bancorp, Inc.	4,141	64,020
	Pathward Financial, Inc.	76,339	3,966,574
*	Patriot National Bancorp, Inc.	1,773	16,648
*	Payoneer Global, Inc.	17,350	92,302
*	PayPal Holdings, Inc.	414,542	31,430,574
*	Paysafe Ltd.	68,099	819,231
#	PCB Bancorp	4,911	80,148
	Peapack-Gladstone Financial Corp.	35,689	1,043,189
	Penns Woods Bancorp, Inc.	12,528	337,880
	PennyMac Financial Services, Inc.	51,088	3,843,350
	Peoples Bancorp of North Carolina, Inc.	12,672	279,798
	Peoples Bancorp, Inc.	68,541	1,930,800
	Peoples Financial Services Corp.	1,710	78,985
	Pinnacle Financial Partners, Inc.	115,311	8,752,105
*	Pioneer Bancorp, Inc.	6,061	59,580
	Piper Sandler Cos.	33,328	4,877,886
#	PJT Partners, Inc., Class A	17,282	1,370,635
#	Plumas Bancorp	9,875	357,278
	PNC Financial Services Group, Inc.	220,907	30,239,959
#*	Ponce Financial Group, Inc.	42,866	395,653
	Popular, Inc.	150,766	10,938,073
*	PRA Group, Inc.	68,872	1,643,286
	Preferred Bank	32,744	2,163,724
	Premier Financial Corp.	70,766	1,532,792
	Primerica, Inc.	94,923	20,190,122
	Primis Financial Corp.	54,303	516,422
#	Princeton Bancorp, Inc.	9,863	295,002
	Principal Financial Group, Inc.	304,082	24,287,029
	ProAssurance Corp.	46,970	789,096
*	PROG Holdings, Inc.	117,289	4,759,588
	Progressive Corp.	220,073	27,724,797
	Prosperity Bancshares, Inc.	137,841	8,728,092
	Provident Bancorp, Inc.	24,763	239,211
	Provident Financial Holdings, Inc.	15,953	227,649
	Provident Financial Services, Inc.	127,538	2,364,555
	Prudential Financial, Inc.	437,006	42,166,709
	QCR Holdings, Inc.	34,869	1,786,339
	Radian Group, Inc.	139,181	3,748,144
	Raymond James Financial, Inc.	225,121	24,779,068
	RBB Bancorp	13,820	202,739
	Red River Bancshares, Inc.	1,038	50,872
	Regional Management Corp.	26,063	846,787
	Regions Financial Corp.	862,555	17,570,245
	Reinsurance Group of America, Inc.	76,308	10,709,828
#*	Remitly Global, Inc.	15,848	305,549
	RenaissanceRe Holdings Ltd.	62,334	11,641,498
	Renasant Corp.	110,679	3,424,408
#*	Repay Holdings Corp.	19,812	165,430

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Republic Bancorp, Inc., Class A	31,833	$1,458,906
*	Rhinebeck Bancorp, Inc.	1,451	10,157
	Richmond Mutual BanCorp, Inc.	7,052	83,143
	Riverview Bancorp, Inc.	50,627	285,536
	RLI Corp.	70,993	9,471,176
*	Robinhood Markets, Inc., Class A	20,796	267,437
#*	Rocket Cos., Inc., Class A	35,617	389,294
	S&P Global, Inc.	134,834	53,193,361
	S&T Bancorp, Inc.	69,132	2,183,189
#*	Safeguard Scientifics, Inc.	41,559	64,001
	Safety Insurance Group, Inc.	35,812	2,578,464
#	Salisbury Bancorp, Inc.	8,628	238,392
	Sandy Spring Bancorp, Inc.	70,470	1,724,401
	SB Financial Group, Inc.	9,865	135,644
	Seacoast Banking Corp. of Florida	56,533	1,396,930
*	Security National Financial Corp., Class A	24,732	211,211
	SEI Investments Co.	218,654	13,773,015
	Selective Insurance Group, Inc.	107,139	11,055,673
#	ServisFirst Bancshares, Inc.	95,897	5,723,133
#*	Shift4 Payments, Inc., Class A	19,923	1,374,488
	Shore Bancshares, Inc.	57,986	690,033
	Sierra Bancorp	32,980	694,559
	Silvercrest Asset Management Group, Inc., Class A	14,147	294,823
	Simmons First National Corp., Class A	137,659	2,779,335
*	SiriusPoint Ltd.	284,802	2,660,051
	SLM Corp.	933,030	15,096,425
	SmartFinancial, Inc.	13,209	331,810
#	Sound Financial Bancorp, Inc.	3,278	121,286
	South Plains Financial, Inc.	4,885	131,162
#*	Southern First Bancshares, Inc.	13,609	410,720
	Southern Missouri Bancorp, Inc.	8,071	387,973
	Southern States Bancshares, Inc.	1,599	40,215
#	Southside Bancshares, Inc.	65,139	2,163,266
#	SouthState Corp.	125,099	9,716,439
	State Street Corp.	268,594	19,456,949
#	Stellar Bancorp, Inc.	64,795	1,610,804
	StepStone Group, Inc., Class A	4,250	119,298
#*	Sterling Bancorp, Inc.	16,211	96,293
	Stewart Information Services Corp.	51,847	2,443,549
	Stifel Financial Corp.	184,922	11,749,944
#	Stock Yards Bancorp, Inc.	55,906	2,672,866
*	StoneX Group, Inc.	34,586	3,182,258
	Summit Financial Group, Inc.	8,032	181,202
#	Summit State Bank	8,370	150,660
	Synchrony Financial	525,919	18,165,242
	Synovus Financial Corp.	250,435	8,489,746
#	T Rowe Price Group, Inc.	174,833	21,549,916
	Territorial Bancorp, Inc.	19,133	226,439
*	Texas Capital Bancshares, Inc.	90,150	5,756,077
#	TFS Financial Corp.	231,815	3,363,636
*	Third Coast Bancshares, Inc.	857	17,723
	Timberland Bancorp, Inc.	15,487	484,588
	Tiptree, Inc.	80,023	1,181,940
#*	Toast, Inc., Class A	58,407	1,289,042
#	Tompkins Financial Corp.	26,586	1,599,414
	Towne Bank	129,619	3,276,768
	Tradeweb Markets, Inc., Class A	5,364	438,722
	Travelers Cos., Inc.	284,421	49,093,909
	TriCo Bancshares	60,877	2,275,582

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Triumph Financial, Inc.	58,000	$4,112,780
	Truist Financial Corp.	651,966	21,658,311
#*	Trupanion, Inc.	8,654	266,976
	TrustCo Bank Corp. NY	38,923	1,182,870
	Trustmark Corp.	114,642	3,010,499
	U.S. Bancorp	732,968	29,084,170
	U.S. Global Investors, Inc., Class A	2,359	7,525
#	UMB Financial Corp.	80,523	5,717,133
	Union Bankshares, Inc.	863	19,823
#	United Bancorp, Inc.	5,663	68,749
	United Bancshares, Inc.	3,436	62,879
	United Bankshares, Inc.	238,391	7,971,795
#	United Community Banks, Inc.	175,219	5,093,616
	United Fire Group, Inc.	43,921	1,055,861
	United Security Bancshares	37,644	280,071
	Unity Bancorp, Inc.	24,003	636,560
	Universal Insurance Holdings, Inc.	92,240	1,432,487
	Univest Financial Corp.	62,218	1,213,251
	Unum Group	281,779	13,697,277
#	Valley National Bancorp	704,111	7,224,179
#	Value Line, Inc.	6,620	354,633
#*	Velocity Financial, Inc.	6,035	74,713
	Veritex Holdings, Inc.	50,474	1,085,696
	Victory Capital Holdings, Inc., Class A	10,266	340,421
	Virginia National Bankshares Corp.	1,583	57,352
	Virtu Financial, Inc., Class A	138,862	2,577,279
	Virtus Investment Partners, Inc.	18,144	3,732,765
#	Visa, Inc., Class A	913,551	217,178,479
#	Voya Financial, Inc.	182,238	13,532,994
	W R Berkley Corp.	263,688	16,266,913
#	Walker & Dunlop, Inc.	78,369	7,130,012
	Washington Federal, Inc.	160,091	4,969,225
	Washington Trust Bancorp, Inc.	26,017	834,105
	Waterstone Financial, Inc.	52,934	738,429
	Webster Financial Corp.	295,129	13,965,504
	Wells Fargo & Co.	1,789,576	82,606,828
	WesBanco, Inc.	117,393	3,288,178
#	West BanCorp, Inc.	34,487	691,809
	Westamerica BanCorp	46,369	2,280,891
	Western Alliance Bancorp	177,448	9,218,424
	Western New England Bancorp, Inc.	69,620	465,758
	Western Union Co.	339,451	4,134,513
	Westwood Holdings Group, Inc.	22,092	258,476
*	WEX, Inc.	49,920	9,452,352
	White Mountains Insurance Group Ltd.	6,648	10,284,589
	Willis Towers Watson PLC	87,059	18,398,178
	Wintrust Financial Corp.	100,877	8,509,984
#	WisdomTree, Inc.	120,331	837,504
#*	World Acceptance Corp.	18,404	2,905,808
	WSFS Financial Corp.	121,531	5,316,981
	WVS Financial Corp.	803	9,973
	Zions Bancorp NA	173,621	6,641,003
TOTAL FINANCIALS			4,440,137,832
HEALTH CARE — (11.2%)
#*	10X Genomics, Inc., Class A	8,507	535,771
*	2seventy bio, Inc.	10,816	82,093
#*	89bio, Inc.	6,050	95,832
	Abbott Laboratories	735,714	81,907,040

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	AbbVie, Inc.	1,217,399	$182,098,542
#*	AC Immune SA	4,792	14,376
*	Acadia Healthcare Co., Inc.	172,761	13,653,302
*	Accolade, Inc.	98,286	1,476,256
#*	Accuray, Inc.	69,870	297,646
#††	Achillion Pharmaceuticals, Inc.	281,426	75,985
#*	Acumen Pharmaceuticals, Inc.	1,866	13,808
*	Acurx Pharmaceuticals, Inc.	1,403	2,848
#*	Adaptive Biotechnologies Corp.	59,001	497,968
*	Addus HomeCare Corp.	32,700	2,994,339
#*	Adicet Bio, Inc.	5,069	13,534
††	Aduro Biotech, Inc.	7,016	17,400
	Agilent Technologies, Inc.	156,191	19,019,378
#*	Agiliti, Inc.	7,532	129,324
#*	agilon health, Inc.	63,729	1,220,410
#*	Agios Pharmaceuticals, Inc.	123,242	3,268,378
#*	Akero Therapeutics, Inc.	29,496	1,280,126
»††	Albireo Pharma, Inc.	28,723	46,531
#*	Aldeyra Therapeutics, Inc.	11,609	94,207
#*	Alector, Inc.	18,050	123,823
*	Align Technology, Inc.	26,587	10,046,961
*	Alkermes PLC	93,819	2,747,020
*	Allakos, Inc.	27,431	147,579
#*	Allogene Therapeutics, Inc.	106,812	529,788
*	Alnylam Pharmaceuticals, Inc.	30,629	5,984,907
#*	Alpine Immune Sciences, Inc.	6,024	75,541
*	Altimmune, Inc.	29,511	97,681
*»	Amedisys, Inc.	51,154	4,646,829
*	American Shared Hospital Services	797	2,048
*	American Well Corp., Class A	114,410	280,305
	AmerisourceBergen Corp.	149,912	28,018,553
	Amgen, Inc.	375,293	87,874,856
*	AMN Healthcare Services, Inc.	100,858	10,806,935
*	Amneal Pharmaceuticals, Inc.	16,460	52,672
*	Amphastar Pharmaceuticals, Inc.	84,821	5,147,787
#*	AnaptysBio, Inc.	42,502	837,714
*	AngioDynamics, Inc.	76,695	666,480
*	ANI Pharmaceuticals, Inc.	26,448	1,389,842
*	Anika Therapeutics, Inc.	30,372	708,579
#*	Anixa Biosciences, Inc.	3,561	12,784
#*	Annovis Bio, Inc.	1,232	16,989
*	Apellis Pharmaceuticals, Inc.	6,764	174,173
#*	Apollo Medical Holdings, Inc.	15,608	571,721
#*	Apyx Medical Corp.	40,080	224,047
*	Arcturus Therapeutics Holdings, Inc.	16,616	580,895
*	Arcus Biosciences, Inc.	32,923	655,168
*	Arrowhead Pharmaceuticals, Inc.	6,833	235,875
#*	ARS Pharmaceuticals, Inc.	7,081	52,045
#*	Artivion, Inc.	68,453	1,192,451
#*	Athira Pharma, Inc.	18,933	55,284
*	AtriCure, Inc.	50,051	2,770,323
	Atrion Corp.	2,868	1,607,830
*	Avanos Medical, Inc.	82,054	2,007,861
*	Avantor, Inc.	264,105	5,432,640
*	Avid Bioservices, Inc.	29,561	374,242
#*	Avidity Biosciences, Inc.	111,904	1,064,207
#*	Avita Medical, Inc.	2,421	49,025
*	Axogen, Inc.	100	864
*	Axonics, Inc.	21,494	1,297,593

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Azenta, Inc.	57,007	$2,678,189
	Baxter International, Inc.	350,220	15,840,451
#*	Beam Therapeutics, Inc.	3,095	95,543
	Becton Dickinson & Co.	114,489	31,898,925
#*	Beyond Air, Inc.	3,422	12,353
*	Biogen, Inc.	96,234	26,001,465
*	BioLife Solutions, Inc.	3,661	72,781
*	BioMarin Pharmaceutical, Inc.	94,931	8,347,283
#*	Biomea Fusion, Inc.	1,758	39,116
*	Bio-Rad Laboratories, Inc., Class A	22,033	8,931,297
	Bio-Techne Corp.	82,412	6,873,161
#*	Bioventus, Inc., Class A	1,448	5,242
#*	Bluebird Bio, Inc.	65,946	259,168
*	Boston Scientific Corp.	510,328	26,460,507
	Bristol-Myers Squibb Co.	1,399,024	87,005,303
#*	Brookdale Senior Living, Inc.	176,842	622,484
	Bruker Corp.	232,721	15,992,587
*	C4 Therapeutics, Inc.	15,790	61,423
#*	Cara Therapeutics, Inc.	19,014	63,317
	Cardinal Health, Inc.	216,292	19,784,229
#*	CareCloud, Inc.	7,095	23,768
#*	CareDx, Inc.	36,055	393,360
*	Caribou Biosciences, Inc.	4,587	32,981
*	Castle Biosciences, Inc.	6,994	117,849
#*	Catalent, Inc.	152,791	7,413,419
*	Catalyst Pharmaceuticals, Inc.	62,448	863,656
#*	Celcuity, Inc.	400	3,952
#*	Celldex Therapeutics, Inc.	60,497	2,139,174
*	Centene Corp.	359,764	24,496,331
#*	Certara, Inc.	34,239	666,633
*	Charles River Laboratories International, Inc.	43,208	9,053,804
	Chemed Corp.	21,936	11,430,630
*	Chinook Therapeutics, Inc.	54,163	2,122,106
	Cigna Group	239,976	70,816,918
#*	Codexis, Inc.	8,329	29,984
#*	Cogent Biosciences, Inc.	20,505	266,360
#*	Collegium Pharmaceutical, Inc.	37,842	861,284
*	Community Health Systems, Inc.	102,009	447,820
*	Computer Programs & Systems, Inc.	24,041	630,355
#	CONMED Corp.	44,505	5,387,330
††	Contra Abiomed, Inc.	26,621	415,554
	Cooper Cos., Inc.	33,854	13,245,716
#*	Corcept Therapeutics, Inc.	127,198	3,241,005
*	CorVel Corp.	35,516	7,265,153
*	Crinetics Pharmaceuticals, Inc.	5,726	108,794
#*	CRISPR Therapeutics AG	53,072	3,042,618
*	Cross Country Healthcare, Inc.	98,518	2,541,764
#*	CryoPort, Inc.	65,382	1,050,689
#*	Cue Biopharma, Inc.	32,229	123,115
*	Cullinan Oncology, Inc.	2,346	24,844
*	Cumberland Pharmaceuticals, Inc.	22,381	34,019
	CVS Health Corp.	859,715	64,212,113
#*	Cymabay Therapeutics, Inc.	2,917	38,067
	Danaher Corp.	252,353	64,365,156
*	DaVita, Inc.	159,980	16,316,360
#*	Decibel Therapeutics, Inc.	5,175	15,525
*	Deciphera Pharmaceuticals, Inc.	109,592	1,481,684
#*	Denali Therapeutics, Inc.	31,143	885,396
	DENTSPLY SIRONA, Inc.	207,646	8,621,462

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Design Therapeutics, Inc.	6,389	$52,006
*	DexCom, Inc.	104,215	12,981,020
*	Dominari Holdings, Inc.	2,503	7,659
#*	Doximity, Inc., Class A	21,017	750,937
#*	Dynavax Technologies Corp.	109,901	1,537,515
#*	Dyne Therapeutics, Inc.	8,275	100,790
*	Eagle Pharmaceuticals, Inc.	26,830	556,991
#*	Editas Medicine, Inc.	182,753	1,604,571
*	Edwards Lifesciences Corp.	221,790	18,202,305
*	Elanco Animal Health, Inc.	325,936	3,934,048
#*	Electromed, Inc.	5,226	53,305
	Elevance Health, Inc.	134,124	63,256,902
	Eli Lilly & Co.	520,601	236,639,185
	Embecta Corp.	22,897	488,622
*	Emergent BioSolutions, Inc.	49,588	341,165
*	Enanta Pharmaceuticals, Inc.	24,182	458,733
	Encompass Health Corp.	169,770	11,209,913
#*	Enhabit, Inc.	87,568	1,202,309
*	Enovis Corp.	72,451	4,629,619
#	Ensign Group, Inc.	94,348	9,139,491
*	Envista Holdings Corp.	159,544	5,489,909
#*	enVVeno Medical Corp.	4,348	21,392
#*	Enzo Biochem, Inc.	129,310	191,379
*	Evolent Health, Inc., Class A	161,116	4,896,315
*	Exact Sciences Corp.	92,947	9,066,050
*	Exagen, Inc.	4,304	10,588
*	Exelixis, Inc.	429,432	8,464,105
#*	Eyenovia, Inc.	4,941	10,524
#*	Fate Therapeutics, Inc.	58,978	243,579
#*	FONAR Corp.	11,430	192,938
*	Fortrea Holdings, Inc.	99,818	3,190,183
#*	Fulcrum Therapeutics, Inc.	686	2,621
#*	Fulgent Genetics, Inc.	30,715	1,192,663
*	Gain Therapeutics, Inc.	3,313	13,153
*	GE HealthCare Technologies, Inc.	245,668	19,162,104
*	Generation Bio Co.	22,566	114,635
	Gilead Sciences, Inc.	979,423	74,573,267
*	Glaukos Corp.	25,813	1,991,215
#*	Globus Medical, Inc., Class A	111,760	6,735,775
*	GoodRx Holdings, Inc., Class A	16,047	148,274
*	Graphite Bio, Inc.	1,112	2,813
*	Great Elm Group, Inc.	32,106	62,928
*	Haemonetics Corp.	76,775	7,081,726
*	Halozyme Therapeutics, Inc.	85,452	3,671,018
#*	Harmony Biosciences Holdings, Inc.	26,087	922,697
#*	Harrow Health, Inc.	19,091	421,529
*	Harvard Bioscience, Inc.	100,799	468,715
	HCA Healthcare, Inc.	124,520	33,970,301
*	Health Catalyst, Inc.	89,445	1,254,913
*	HealthEquity, Inc.	58,633	3,983,526
	HealthStream, Inc.	64,541	1,450,882
*	Henry Schein, Inc.	139,654	11,003,339
#*	Hims & Hers Health, Inc.	54,456	488,470
*	Hologic, Inc.	269,637	21,414,571
*	Horizon Therapeutics PLC	138,538	13,891,205
	Humana, Inc.	72,592	33,162,203
#*	ICU Medical, Inc.	1,083	192,969
*	Ideaya Biosciences, Inc.	49,303	1,102,415
*	IDEXX Laboratories, Inc.	57,965	32,154,924

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Ikena Oncology, Inc.	3,816	$19,652
*	Illumina, Inc.	47,772	9,179,390
#*	ImmuCell Corp.	1,149	6,239
*	ImmunoGen, Inc.	120,456	2,146,526
*	Immunome, Inc.	2,913	20,857
#*	ImmunoPrecise Antibodies Ltd.	3,814	9,726
*	Immunovant, Inc.	14,787	337,587
*	Inari Medical, Inc.	9,106	519,679
*	Incyte Corp.	81,536	5,195,474
*	InfuSystem Holdings, Inc.	25,741	265,647
#*	Innoviva, Inc.	143,115	1,939,208
*	Inogen, Inc.	29,960	244,773
#*	Inspire Medical Systems, Inc.	2,120	610,157
*	Insulet Corp.	17,168	4,751,244
*	Integer Holdings Corp.	64,722	5,985,491
*	Integra LifeSciences Holdings Corp.	133,156	6,054,603
*	Intellia Therapeutics, Inc.	81,574	3,453,027
*	Intuitive Surgical, Inc.	120,861	39,207,308
*	Iovance Biotherapeutics, Inc.	77,338	561,474
*	IQVIA Holdings, Inc.	174,946	39,145,917
	iRadimed Corp.	6,081	267,138
#*	IRIDEX Corp.	6,830	13,933
*	Ironwood Pharmaceuticals, Inc.	349,383	3,874,658
*	iTeos Therapeutics, Inc.	28,020	393,961
*	Jazz Pharmaceuticals PLC	84,585	11,031,576
	Johnson & Johnson	1,572,785	263,488,671
#*	Joint Corp.	5,100	68,850
*	KalVista Pharmaceuticals, Inc.	14,786	149,339
#*	Karuna Therapeutics, Inc.	7,841	1,566,397
*	Kewaunee Scientific Corp.	3,487	52,654
#*	Kiniksa Pharmaceuticals Ltd., Class A	6,941	130,768
#*	Kodiak Sciences, Inc.	6,525	19,510
*	KORU Medical Systems, Inc.	469	1,219
#*	Krystal Biotech, Inc.	12,583	1,624,465
*	Kura Oncology, Inc.	158,670	1,656,515
#*	Kymera Therapeutics, Inc.	7,879	172,393
	Laboratory Corp. of America Holdings	99,818	21,354,065
#*	Lantern Pharma, Inc.	1,951	9,033
#*	Lantheus Holdings, Inc.	115,540	9,993,055
*	Larimar Therapeutics, Inc.	4,152	17,771
	LeMaitre Vascular, Inc.	37,067	2,343,746
*	LENSAR, Inc.	23,475	76,998
#*	Lexicon Pharmaceuticals, Inc.	7,663	15,403
#*	Ligand Pharmaceuticals, Inc.	36,814	2,463,961
*	LivaNova PLC	66,571	3,891,075
*	Lumos Pharma, Inc.	950	3,211
#*	MacroGenics, Inc.	61,889	295,211
*	Maravai LifeSciences Holdings, Inc., Class A	51,937	587,408
#*	Marinus Pharmaceuticals, Inc.	10,918	116,168
*	Masimo Corp.	44,429	5,433,667
	McKesson Corp.	83,179	33,471,230
*	MediciNova, Inc.	10,012	23,829
*	Medpace Holdings, Inc.	44,057	11,153,911
	Medtronic PLC	485,330	42,592,561
*	MeiraGTx Holdings PLC	22,952	144,598
	Merck & Co., Inc.	1,532,708	163,463,308
*	Merit Medical Systems, Inc.	83,744	6,253,165
#*	Merrimack Pharmaceuticals, Inc.	26,708	320,763
#	Mesa Laboratories, Inc.	4,592	590,807

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Mettler-Toledo International, Inc.	17,972	$22,599,251
#*	Milestone Pharmaceuticals, Inc.	4,105	13,259
*	Mirati Therapeutics, Inc.	10,076	305,001
*	Moderna, Inc.	151,534	17,829,490
*	ModivCare, Inc.	28,163	1,231,850
*	Molina Healthcare, Inc.	68,555	20,874,312
#*	Morphic Holding, Inc.	28,559	1,620,152
*	Myriad Genetics, Inc.	109,901	2,456,287
	National HealthCare Corp.	27,646	1,631,667
#	National Research Corp.	21,103	905,530
#*	Nautilus Biotechnology, Inc.	4,253	13,992
*	NeoGenomics, Inc.	110,404	1,913,301
*	Neurocrine Biosciences, Inc.	60,345	6,148,552
*	Nevro Corp.	9,560	238,904
*	NextCure, Inc.	19,797	34,051
*	NextGen Healthcare, Inc.	86,497	1,438,445
#*	NGM Biopharmaceuticals, Inc.	6,940	16,448
#*	Nurix Therapeutics, Inc.	87,699	851,557
*	NuVasive, Inc.	77,502	3,193,857
#*	Ocuphire Pharma, Inc.	4,152	17,978
*	Olema Pharmaceuticals, Inc.	101,816	880,708
*	Omega Therapeutics, Inc.	7,978	44,597
*	OmniAb, Inc.	157,875	868,313
*»	OmniAb, Inc.	12,217	0
*»	OmniAb, Inc.	12,217	0
#*	Omnicell, Inc.	44,989	2,841,055
#»††	Opiant Pharmaceuticals, Inc.	3,087	1,513
*	OptimizeRx Corp.	19,885	277,396
*	Option Care Health, Inc.	78,666	2,657,338
*	OraSure Technologies, Inc.	147,112	694,369
*	Organogenesis Holdings, Inc.	9,697	41,406
	Organon & Co.	199,633	4,387,933
*	Orthofix Medical, Inc.	74,465	1,466,216
#*	OrthoPediatrics Corp.	19,442	811,704
#*	Outset Medical, Inc.	9,452	194,522
*	Ovid therapeutics, Inc.	23,402	84,013
*	Owens & Minor, Inc.	196,390	3,778,544
#*	Pacific Biosciences of California, Inc.	88,992	1,175,584
*	Pacira BioSciences, Inc.	43,749	1,590,276
	Patterson Cos., Inc.	126,581	4,163,249
#*††	PDL BioPharma, Inc.	309,383	570,069
*	Pediatrix Medical Group, Inc.	181,836	2,496,608
*	Pennant Group, Inc.	57,609	661,351
#*	Penumbra, Inc.	20,139	6,109,367
	Perrigo Co. PLC	201,558	7,385,085
*	PetIQ, Inc.	63,259	1,058,956
	Pfizer, Inc.	5,016,585	180,898,055
#*	PharmaCyte Biotech, Inc.	3,571	9,499
#	Phibro Animal Health Corp., Class A	19,222	278,335
#*	Phreesia, Inc.	24,687	783,072
#*	PMV Pharmaceuticals, Inc.	12,147	79,441
#*	Portage Biotech, Inc.	2,313	7,448
	Premier, Inc., Class A	168,797	4,684,117
*	Prestige Consumer Healthcare, Inc.	115,113	7,506,519
*	Pro-Dex, Inc.	7,945	143,010
*	Progyny, Inc.	10,668	445,496
*	Protagonist Therapeutics, Inc.	47,347	918,532
*	Protara Therapeutics, Inc.	3,719	9,632
#*	Prothena Corp. PLC	92,174	6,348,023

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Psychemedics Corp.	5,773	$28,634
*	Pulmonx Corp.	749	10,486
*	Puma Biotechnology, Inc.	4,817	17,438
*	Quanterix Corp.	11,961	297,111
	Quest Diagnostics, Inc.	127,031	17,175,862
#*	R1 RCM, Inc.	3,567	61,638
*	RadNet, Inc.	74,375	2,460,325
*	Rallybio Corp.	4,539	27,143
#*	RAPT Therapeutics, Inc.	4,400	105,160
*	Regeneron Pharmaceuticals, Inc.	71,165	52,798,025
*	REGENXBIO, Inc.	53,194	1,010,686
#*	Relay Therapeutics, Inc.	68,140	858,564
#*	Reneo Pharmaceuticals, Inc.	3,307	26,555
*	Repare Therapeutics, Inc.	3,182	29,274
*	Repligen Corp.	36,574	6,274,635
*	Replimune Group, Inc.	119,986	2,528,105
	ResMed, Inc.	80,564	17,913,405
*	REVOLUTION Medicines, Inc.	29,759	781,174
	Revvity, Inc.	102,415	12,591,924
*	Rocket Pharmaceuticals, Inc.	32,178	580,813
	Royalty Pharma PLC, Class A	27,560	864,833
#*	Sage Therapeutics, Inc.	47,182	1,636,272
#*	Sangamo Therapeutics, Inc.	113,823	149,677
*	Sarepta Therapeutics, Inc.	41,769	4,527,342
#*	Scholar Rock Holding Corp.	1,414	10,039
#*	Schrodinger, Inc.	35,875	1,876,621
#*	scPharmaceuticals, Inc.	17,778	149,869
#*	SCYNEXIS, Inc.	4,780	14,101
*	Seagen, Inc.	59,998	11,506,416
#*	Seer, Inc., Class A	1,833	9,275
	Select Medical Holdings Corp.	272,990	8,192,430
#*	Semler Scientific, Inc.	902	22,144
*	Shattuck Labs, Inc.	10,727	27,354
*	Shockwave Medical, Inc.	12,780	3,330,468
*	SI-BONE, Inc.	843	21,716
#	SIGA Technologies, Inc.	24,550	140,917
#*	Sight Sciences, Inc.	2,514	22,123
#	Simulations Plus, Inc.	10,481	521,954
*	Soleno Therapeutics, Inc.	6,313	32,196
#*	Solid Biosciences, Inc.	3,417	14,727
#*	Sotera Health Co.	41,481	787,309
#*	SpringWorks Therapeutics, Inc.	27,117	850,931
#*	Spruce Biosciences, Inc.	5,417	12,188
#*	STAAR Surgical Co.	39,979	2,189,650
	STERIS PLC	86,275	19,459,326
#*	Stoke Therapeutics, Inc.	14,578	96,798
	Stryker Corp.	134,011	37,980,058
#*	Supernus Pharmaceuticals, Inc.	96,624	2,965,391
#*	Surgery Partners, Inc.	101,550	3,922,877
*	Surmodics, Inc.	24,348	780,840
*	Sutro Biopharma, Inc.	80,639	360,456
*	Syndax Pharmaceuticals, Inc.	46,907	1,000,057
*	Syneos Health, Inc.	150,835	6,396,912
#*	Tactile Systems Technology, Inc.	15,084	345,574
*	Talaris Therapeutics, Inc.	4,660	13,747
#*	Taro Pharmaceutical Industries Ltd.	63,694	2,328,016
#*	Tarsus Pharmaceuticals, Inc.	1,488	32,751
*	Teladoc Health, Inc.	246,604	7,341,401
#	Teleflex, Inc.	34,639	8,700,278

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Tenet Healthcare Corp.	164,161	$12,267,752
#*	Terns Pharmaceuticals, Inc.	2,761	19,934
	Thermo Fisher Scientific, Inc.	163,488	89,699,326
*	TransMedics Group, Inc.	5,300	493,854
#*	Twist Bioscience Corp.	25,475	620,062
	U.S. Physical Therapy, Inc.	19,777	2,299,472
*	UFP Technologies, Inc.	12,641	2,460,760
*	United Therapeutics Corp.	53,845	13,069,258
	UnitedHealth Group, Inc.	461,505	233,692,287
	Universal Health Services, Inc., Class B	131,742	18,306,868
	Utah Medical Products, Inc.	6,686	657,434
*	Vanda Pharmaceuticals, Inc.	90,536	523,298
#*	Varex Imaging Corp.	90,493	2,107,582
*	Veeva Systems, Inc., Class A	48,960	9,998,611
*	Veracyte, Inc.	37,615	1,032,532
*	Veradigm, Inc.	263,469	3,562,101
*	Vericel Corp.	34,242	1,229,973
*	Vertex Pharmaceuticals, Inc.	108,217	38,129,178
	Viatris, Inc.	711,213	7,489,073
*	Viking Therapeutics, Inc.	8,285	120,133
*	Vor BioPharma, Inc.	2,186	6,602
#*	Voyager Therapeutics, Inc.	15,834	147,573
*	Waters Corp.	51,456	14,212,662
*	Werewolf Therapeutics, Inc.	3,625	9,751
	West Pharmaceutical Services, Inc.	51,177	18,835,183
#*	XBiotech, Inc.	1,680	8,450
*	Xencor, Inc.	92,533	2,247,627
*	Xenon Pharmaceuticals, Inc.	1,368	50,507
#*	Xilio Therapeutics, Inc.	4,711	13,473
#*	XOMA Corp.	803	12,647
#*	Y-mAbs Therapeutics, Inc.	1,312	7,990
#*	Zentalis Pharmaceuticals, Inc.	35,164	939,230
	Zimmer Biomet Holdings, Inc.	161,548	22,317,856
*	Zimvie, Inc.	21,054	288,861
	Zoetis, Inc.	257,028	48,344,397
TOTAL HEALTH CARE			3,560,127,975
INDUSTRIALS — (12.9%)
#*	3D Systems Corp.	229,229	1,996,585
	3M Co.	296,777	33,090,635
	AAON, Inc.	81,819	8,612,268
*	AAR Corp.	88,516	5,293,257
	ABM Industries, Inc.	125,124	5,790,739
	ACCO Brands Corp.	269,979	1,644,172
	Acme United Corp.	4,368	132,875
#	Acuity Brands, Inc.	59,931	9,902,998
*	ACV Auctions, Inc., Class A	67,011	1,172,022
#	Advanced Drainage Systems, Inc.	119,804	14,614,890
	AECOM	140,132	12,191,484
*	AeroVironment, Inc.	39,958	3,806,399
*	AerSale Corp.	802	12,038
	AGCO Corp.	153,997	20,497,001
#*	Air Industries Group	1,067	3,553
	Air Lease Corp.	292,878	12,400,455
#*	Air T, Inc.	3,463	78,783
*	Air Transport Services Group, Inc.	153,041	3,085,307
	Alamo Group, Inc.	22,524	4,364,250
*	Alaska Air Group, Inc.	188,155	9,149,978
	Albany International Corp., Class A	55,813	5,373,676

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Alight, Inc., Class A	126,181	$1,234,050
*	Allegiant Travel Co.	25,358	3,136,785
	Allegion PLC	88,656	10,360,340
	Allied Motion Technologies, Inc.	31,080	1,209,012
	Allison Transmission Holdings, Inc.	214,026	12,561,186
*	Alpha Pro Tech Ltd.	8,900	34,977
#	Alta Equipment Group, Inc.	1,996	32,235
#*	Ameresco, Inc., Class A	50,423	2,935,123
#*	American Airlines Group, Inc.	124,911	2,092,259
#*	American Superconductor Corp.	43,594	439,428
*	American Woodmark Corp.	38,448	2,946,655
	AMETEK, Inc.	189,073	29,986,978
	AO Smith Corp.	200,432	14,557,376
*	API Group Corp.	17,750	510,490
	Apogee Enterprises, Inc.	47,324	2,343,958
	Applied Industrial Technologies, Inc.	54,332	7,877,597
	ARC Document Solutions, Inc.	21,817	75,923
	ArcBest Corp.	41,022	4,771,679
	Arcosa, Inc.	99,103	7,648,770
	Argan, Inc.	35,110	1,335,584
	Armstrong World Industries, Inc.	87,624	6,778,593
#*	Array Technologies, Inc.	38,716	737,540
*	Art's-Way Manufacturing Co., Inc.	2,230	5,932
*	ASGN, Inc.	89,068	6,797,670
	Astec Industries, Inc.	41,335	2,041,949
*	Astronics Corp.	34,609	726,097
*	Astronics Corp., Class B	10,587	221,692
*	Asure Software, Inc.	18,562	253,186
#*	Atkore, Inc.	102,243	16,222,897
	Automatic Data Processing, Inc.	282,935	69,958,508
#*	Avalon Holdings Corp., Class A	6,700	16,415
#*	Avis Budget Group, Inc.	64,765	14,267,082
#*	Axon Enterprise, Inc.	38,595	7,175,968
*	AZEK Co., Inc.	67,640	2,110,368
	AZZ, Inc.	45,952	2,037,052
	Barnes Group, Inc.	94,127	3,699,191
	Barrett Business Services, Inc.	14,347	1,301,703
*	Beacon Roofing Supply, Inc.	125,285	10,733,166
	BGSF, Inc.	20,556	208,027
#*	Blue Bird Corp.	9,063	189,779
*	BlueLinx Holdings, Inc.	14,532	1,369,496
*	Boeing Co.	293,933	70,205,897
	Boise Cascade Co.	96,903	10,028,491
	Booz Allen Hamilton Holding Corp.	143,983	17,433,462
#*	Bowman Consulting Group Ltd.	713	24,705
	Brady Corp., Class A	82,315	4,245,808
*	BrightView Holdings, Inc.	8,500	65,535
	Brink's Co.	62,803	4,582,107
	Broadridge Financial Solutions, Inc.	110,558	18,564,899
#*	Broadwind, Inc.	37,600	142,880
*	Builders FirstSource, Inc.	341,227	49,283,416
	BWX Technologies, Inc.	127,681	8,809,989
#*	Byrna Technologies, Inc.	4,544	16,767
*	CACI International, Inc., Class A	45,785	16,044,895
	Carlisle Cos., Inc.	74,637	20,689,376
	Carrier Global Corp.	727,586	43,327,746
*	Casella Waste Systems, Inc., Class A	59,354	4,789,274
	Caterpillar, Inc.	364,553	96,668,519
*	CBIZ, Inc.	101,190	5,351,939

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CECO Environmental Corp.	72,221	$869,541
#*	Ceridian HCM Holding, Inc.	57,326	4,059,254
#	CH Robinson Worldwide, Inc.	172,287	17,259,712
#*	Chart Industries, Inc.	60,860	11,086,258
	Chicago Rivet & Machine Co.	474	11,755
#*	Cimpress PLC	33,627	2,337,076
	Cintas Corp.	59,947	30,095,792
*	CIRCOR International, Inc.	55,258	3,077,871
*	Civeo Corp.	8,328	162,729
#*	Clarivate PLC	95,492	908,129
*	Clean Harbors, Inc.	106,173	17,652,323
	Columbus McKinnon Corp.	64,669	2,738,085
	Comfort Systems USA, Inc.	74,989	13,045,836
#*	Commercial Vehicle Group, Inc.	60,558	635,859
#††	Communications Systems, Inc.	5,421	17,076
	CompX International, Inc.	5,126	116,053
	Concentrix Corp.	101,285	8,430,963
*	Concrete Pumping Holdings, Inc.	21,068	170,019
*	Conduent, Inc.	394,820	1,366,077
*	Construction Partners, Inc., Class A	67,152	1,974,269
	Copa Holdings SA, Class A	38,989	4,601,482
*	Copart, Inc.	354,206	31,308,268
#*	Core & Main, Inc., Class A	17,286	546,410
#	Costamare, Inc.	265,002	2,960,072
	Covenant Logistics Group, Inc.	45,000	2,464,200
#*»	CPI Aerostructures, Inc.	14,667	60,135
	CRA International, Inc.	15,631	1,564,507
	Crane Co.	96,286	9,021,035
	CSG Systems International, Inc.	71,218	3,674,137
	CSW Industrials, Inc.	32,483	5,864,806
	CSX Corp.	1,442,600	48,067,432
	Cummins, Inc.	146,299	38,154,779
	Curtiss-Wright Corp.	73,832	14,128,492
*	Daseke, Inc.	10,684	83,122
	Deere & Co.	201,276	86,468,170
*	Delta Air Lines, Inc.	730,861	33,809,630
	Deluxe Corp.	47,011	892,739
*	Distribution Solutions Group, Inc.	17,369	962,937
*	DLH Holdings Corp.	17,566	176,538
	Donaldson Co., Inc.	236,772	14,876,385
	Douglas Dynamics, Inc.	48,640	1,510,272
	Dover Corp.	148,675	21,702,090
#*	Driven Brands Holdings, Inc.	6,863	177,546
*	Ducommun, Inc.	27,413	1,374,488
	Dun & Bradstreet Holdings, Inc.	59,107	698,645
*	DXP Enterprises, Inc.	37,437	1,421,857
*	Dycom Industries, Inc.	74,706	7,439,223
#	Eagle Bulk Shipping, Inc.	21,921	1,012,531
#	Eastern Co.	10,629	195,892
	Eaton Corp. PLC	173,614	35,646,426
	EMCOR Group, Inc.	90,816	19,529,073
	Emerson Electric Co.	239,822	21,907,740
#	Encore Wire Corp.	46,521	7,940,669
*	Energy Recovery, Inc.	2,624	79,980
#	Enerpac Tool Group Corp.	81,526	2,240,334
	EnerSys	76,542	8,291,029
	Eneti, Inc.	29,974	380,070
	Ennis, Inc.	54,680	1,177,807
	EnPro Industries, Inc.	41,288	5,729,949

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Enviri Corp.	160,833	$1,516,655
#	Equifax, Inc.	83,240	16,987,619
	Esab Corp.	63,631	4,371,450
	ESCO Technologies, Inc.	42,104	4,233,557
	Espey Mfg. & Electronics Corp.	1,489	24,420
#*	EVI Industries, Inc.	100	2,544
*	ExlService Holdings, Inc.	51,770	7,296,981
#	Expeditors International of Washington, Inc.	189,090	24,071,157
	Exponent, Inc.	63,465	5,685,195
	Fastenal Co.	497,576	29,162,929
	Federal Signal Corp.	129,836	7,931,681
	FedEx Corp.	234,331	63,257,653
	Ferguson PLC	71,728	11,592,679
#*	First Advantage Corp.	11,240	168,600
	Flowserve Corp.	137,160	5,179,162
*	Fluor Corp.	119,211	3,693,157
#*	Flux Power Holdings, Inc.	5,680	31,978
*	Forrester Research, Inc.	28,736	915,816
	Fortive Corp.	210,263	16,474,106
	Fortune Brands Innovations, Inc.	232,918	16,553,482
	Forward Air Corp.	46,562	5,533,428
*	Franklin Covey Co.	22,463	1,070,362
	Franklin Electric Co., Inc.	82,295	8,132,392
#*	FTI Consulting, Inc.	64,333	11,268,568
#*	FuelCell Energy, Inc.	181,301	397,049
*	Gates Industrial Corp. PLC	14,941	203,496
	GATX Corp.	70,939	8,892,913
#	Genco Shipping & Trading Ltd.	85,897	1,245,507
*	Gencor Industries, Inc.	20,887	318,527
#*	Generac Holdings, Inc.	54,427	8,365,430
	General Dynamics Corp.	131,153	29,323,188
	General Electric Co.	375,575	42,905,688
	Genpact Ltd.	313,805	11,325,222
*	Gibraltar Industries, Inc.	61,179	3,956,446
	Global Industrial Co.	75,437	2,149,955
#*	GMS, Inc.	79,138	5,831,679
	Gorman-Rupp Co.	57,516	1,823,257
	Graco, Inc.	182,635	14,488,435
#	GrafTech International Ltd.	214,799	1,134,139
*	Graham Corp.	24,344	340,816
#	Granite Construction, Inc.	65,049	2,662,456
*	Great Lakes Dredge & Dock Corp.	228,135	1,916,334
#	Greenbrier Cos., Inc.	65,052	3,004,752
	Griffon Corp.	122,556	5,113,036
*	GXO Logistics, Inc.	186,001	12,475,087
	H&E Equipment Services, Inc.	94,834	4,607,036
#*	Hawaiian Holdings, Inc.	37,031	429,189
#*	Hayward Holdings, Inc.	37,565	501,868
	Healthcare Services Group, Inc.	110,947	1,399,042
	Heartland Express, Inc.	142,054	2,322,583
#	HEICO Corp.	28,816	5,071,040
	HEICO Corp., Class A	47,921	6,725,712
	Heidrick & Struggles International, Inc.	43,173	1,177,328
	Helios Technologies, Inc.	64,285	4,062,812
	Herc Holdings, Inc.	72,161	9,657,307
*	Heritage-Crystal Clean, Inc.	54,929	2,530,579
#*	Hertz Global Holdings, Inc.	310,985	5,240,097
	Hexcel Corp.	142,430	10,066,952
#	Hillenbrand, Inc.	159,607	8,289,988

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	HireQuest, Inc.	1,513	$37,840
#	HNI Corp.	111,648	3,247,840
	Honeywell International, Inc.	366,579	71,163,981
	Howmet Aerospace, Inc.	302,882	15,489,385
*	Hub Group, Inc., Class A	71,789	6,470,343
	Hubbell, Inc.	65,849	20,544,888
#*	Hudson Global, Inc.	15,507	349,218
*	Hudson Technologies, Inc.	60,012	545,509
#	Huntington Ingalls Industries, Inc.	68,352	15,698,404
	Hurco Cos., Inc.	16,016	373,013
*	Huron Consulting Group, Inc.	60,255	5,698,315
	Hyster-Yale Materials Handling, Inc.	22,565	1,077,704
*	IBEX Holdings Ltd.	825	16,376
	ICF International, Inc.	35,088	4,125,998
	IDEX Corp.	54,755	12,364,227
*	IES Holdings, Inc.	10,446	598,765
	Illinois Tool Works, Inc.	209,472	55,158,167
	Ingersoll Rand, Inc.	335,208	21,879,026
#*	Innodata, Inc.	35,954	461,290
*	Innovative Solutions & Support, Inc.	12,502	98,641
	Insperity, Inc.	50,138	5,898,736
	Insteel Industries, Inc.	51,155	1,649,749
	Interface, Inc.	84,305	823,660
	ITT, Inc.	141,683	14,111,627
	Jacobs Solutions, Inc.	91,834	11,516,902
*	Janus International Group, Inc.	5,030	57,443
	JB Hunt Transport Services, Inc.	113,434	23,133,730
*	JELD-WEN Holding, Inc.	134,613	2,397,458
#*	JetBlue Airways Corp.	336,486	2,614,496
	John Bean Technologies Corp.	59,434	7,346,637
	Johnson Controls International PLC	286,100	19,898,255
	Kadant, Inc.	23,674	5,275,751
	Kaman Corp.	52,132	1,193,301
#	Karat Packaging, Inc.	2,625	53,366
#	KBR, Inc.	259,174	15,936,609
	Kelly Services, Inc., Class A	100,957	1,849,532
	Kennametal, Inc.	141,337	4,307,952
#	Kforce, Inc.	61,901	3,926,999
*	Kirby Corp.	103,353	8,421,202
#	Knight-Swift Transportation Holdings, Inc.	278,609	16,925,497
	Korn Ferry	119,716	6,306,639
*	Kratos Defense & Security Solutions, Inc.	175,939	2,654,920
*	L B Foster Co., Class A	24,330	341,107
	L3Harris Technologies, Inc.	109,382	20,726,795
#	Landstar System, Inc.	69,504	14,150,319
	Leidos Holdings, Inc.	147,262	13,773,415
	Lennox International, Inc.	38,309	14,076,259
*	Limbach Holdings, Inc.	23,954	632,865
#	Lincoln Electric Holdings, Inc.	106,623	21,400,302
	Lindsay Corp.	18,341	2,430,733
*	Liquidity Services, Inc.	77,445	1,299,527
	Lockheed Martin Corp.	186,232	83,128,378
*	LS Starrett Co., Class A	90,794	1,063,198
	LSI Industries, Inc.	72,180	909,468
	Luxfer Holdings PLC	5,675	71,846
*	Manitex International, Inc.	31,987	160,575
*	Manitowoc Co., Inc.	89,454	1,620,906
	ManpowerGroup, Inc.	89,238	7,039,093
	Marten Transport Ltd.	176,079	3,989,950

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Masco Corp.	170,498	$10,345,819
*	Masonite International Corp.	50,520	5,281,866
*	MasTec, Inc.	151,521	17,841,598
*	Mastech Digital, Inc.	14,713	157,135
*	Masterbrand, Inc.	255,869	3,159,982
*	Matrix Service Co.	72,451	458,615
	Matson, Inc.	104,665	9,781,991
	Matthews International Corp., Class A	68,195	3,130,150
	Maximus, Inc.	117,123	9,810,222
*	Mayville Engineering Co., Inc.	4,883	59,035
	McGrath RentCorp	52,725	5,081,635
	MDU Resources Group, Inc.	343,412	7,596,273
*	Mercury Systems, Inc.	79,052	3,002,395
*	Mesa Air Group, Inc.	21,251	47,602
*	Middleby Corp.	87,826	13,336,378
	Miller Industries, Inc.	16,552	627,983
	MillerKnoll, Inc.	66,985	1,310,896
*	Mistras Group, Inc.	35,675	276,125
#*	Montrose Environmental Group, Inc.	5,883	238,085
	Moog, Inc., Class A	60,150	6,342,216
*	MRC Global, Inc.	177,661	2,005,793
	MSA Safety, Inc.	50,384	8,363,744
#	MSC Industrial Direct Co., Inc., Class A	86,189	8,698,194
#	Mueller Industries, Inc.	142,014	11,511,655
	Mueller Water Products, Inc., Class A	288,030	4,634,403
*	MYR Group, Inc.	39,987	5,700,547
	National Presto Industries, Inc.	13,436	1,052,173
	NL Industries, Inc.	260,217	1,509,259
#*	NN, Inc.	70,309	210,224
#	Nordson Corp.	47,563	11,967,326
	Norfolk Southern Corp.	156,816	36,630,649
	Northrop Grumman Corp.	65,021	28,934,345
*	Northwest Pipe Co.	21,067	686,363
*	NOW, Inc.	188,100	2,142,459
*	NV5 Global, Inc.	23,588	2,584,065
	nVent Electric PLC	241,846	12,788,816
	Old Dominion Freight Line, Inc.	96,867	40,634,738
#	Omega Flex, Inc.	6,888	616,614
*	OPENLANE, Inc.	227,943	3,578,705
*	Orion Group Holdings, Inc.	85,460	320,475
	Oshkosh Corp.	114,146	10,509,422
	Otis Worldwide Corp.	270,834	24,635,061
	Owens Corning	190,278	26,637,017
	P&F Industries, Inc., Class A	504	3,825
	PACCAR, Inc.	419,228	36,108,108
*	PAM Transportation Services, Inc.	62,384	1,613,250
	Pangaea Logistics Solutions Ltd.	51,904	361,771
	Park Aerospace Corp.	37,175	540,153
	Parker-Hannifin Corp.	99,003	40,592,220
	Park-Ohio Holdings Corp.	28,070	540,909
*	Parsons Corp.	27,358	1,352,032
*	Patriot Transportation Holding, Inc.	3,354	27,637
	Paychex, Inc.	208,098	26,110,056
	Paycom Software, Inc.	36,043	13,291,217
#*	Paycor HCM, Inc.	14,640	393,230
*	Paylocity Holding Corp.	34,710	7,873,963
	Pentair PLC	274,046	19,046,197
*	Performant Financial Corp.	16,216	49,783
#*	Perma-Fix Environmental Services, Inc.	9,203	90,097

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Perma-Pipe International Holdings, Inc.	8,588	$69,992
*	PGT Innovations, Inc.	113,912	3,259,022
*	Pineapple Energy, Inc.	5,421	6,614
#	Pitney Bowes, Inc.	108,788	428,625
#*	Plug Power, Inc.	132,731	1,741,431
	Powell Industries, Inc.	42,698	2,595,184
	Preformed Line Products Co.	10,079	1,748,807
	Primoris Services Corp.	116,711	3,706,741
*	Proto Labs, Inc.	26,423	875,922
*	Quad/Graphics, Inc.	42,338	250,641
	Quanex Building Products Corp.	72,949	2,052,785
	Quanta Services, Inc.	138,954	28,015,905
#*	Quest Resource Holding Corp.	6,743	44,639
*	Radiant Logistics, Inc.	109,234	841,102
*	RBC Bearings, Inc.	29,592	6,689,272
#*	RCM Technologies, Inc.	13,755	279,364
	Regal Rexnord Corp.	120,784	18,864,045
	Republic Services, Inc.	182,489	27,575,913
*	Resideo Technologies, Inc.	95,117	1,780,590
	Resources Connection, Inc.	71,179	1,137,440
	REV Group, Inc.	100,115	1,294,487
	Robert Half, Inc.	202,264	14,997,876
	Rockwell Automation, Inc.	89,876	30,224,400
	Rollins, Inc.	285,473	11,655,863
	RTX Corp.	782,005	68,761,700
	Rush Enterprises, Inc., Class A	103,642	6,703,565
#	Rush Enterprises, Inc., Class B	11,071	760,688
#*	RXO, Inc.	217,562	4,797,242
	Ryder System, Inc.	133,997	13,687,794
*	Saia, Inc.	55,413	23,447,457
	Schneider National, Inc., Class B	162,889	5,018,610
	Science Applications International Corp.	108,019	13,107,025
	Sensata Technologies Holding PLC	242,008	10,224,838
*	Servotronics, Inc.	389	4,349
#*	Shoals Technologies Group, Inc., Class A	66,622	1,729,507
	Shyft Group, Inc.	69,362	1,000,894
*	SIFCO Industries, Inc.	3,251	7,867
	Simpson Manufacturing Co., Inc.	77,914	12,310,412
#*	SiteOne Landscape Supply, Inc.	61,370	10,432,900
*	SkyWest, Inc.	112,066	4,929,783
	Snap-on, Inc.	60,102	16,374,189
	Southwest Airlines Co.	430,236	14,696,862
*	SP Plus Corp.	50,772	1,952,183
	Spirit Airlines, Inc.	94,467	1,728,746
*	SPX Technologies, Inc.	80,175	6,783,607
	SS&C Technologies Holdings, Inc.	227,027	13,224,323
	Standex International Corp.	25,188	3,742,181
	Stanley Black & Decker, Inc.	119,890	11,901,480
	Steelcase, Inc., Class A	77,917	667,749
*	Stericycle, Inc.	80,721	3,429,835
*	Sterling Check Corp.	13,081	157,103
*	Sterling Infrastructure, Inc.	62,906	3,773,731
#*	Sun Country Airlines Holdings, Inc.	4,717	101,699
#*	Sunrun, Inc.	264,505	5,020,305
#*	Symbotic, Inc.	2,685	170,605
#*	TaskUS, Inc., Class A	2,592	31,260
*	Taylor Devices, Inc.	2,610	62,118
#	Tecnoglass, Inc.	21,360	1,005,629
	Tennant Co.	38,252	3,069,340

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Terex Corp.	124,301	$7,287,768
	Tetra Tech, Inc.	78,447	13,274,017
	Textainer Group Holdings Ltd.	114,026	4,686,469
	Textron, Inc.	189,605	14,745,581
*	Thermon Group Holdings, Inc.	70,470	1,945,677
	Timken Co.	142,316	13,215,464
*	Titan International, Inc.	216,752	2,707,232
*	Titan Machinery, Inc.	49,817	1,590,159
	Toro Co.	146,945	14,936,959
#*	TPI Composites, Inc.	25,733	152,854
	Trane Technologies PLC	159,337	31,778,171
#*	Transcat, Inc.	14,702	1,233,204
	TransDigm Group, Inc.	35,393	31,843,790
	TransUnion	149,425	11,907,678
#*	Trex Co., Inc.	141,580	9,788,841
*	TriNet Group, Inc.	123,118	12,955,707
#	Trinity Industries, Inc.	228,697	5,996,435
	Triton International Ltd.	159,067	13,410,939
*	Triumph Group, Inc.	5,087	64,351
*	TrueBlue, Inc.	66,165	989,167
	TTEC Holdings, Inc.	96,834	3,334,963
*	Tutor Perini Corp.	74,072	625,908
*	Twin Disc, Inc.	24,297	315,861
*	Uber Technologies, Inc.	215,455	10,656,404
	UFP Industries, Inc.	110,846	11,390,535
#	U-Haul Holding Co.	31,120	1,893,963
	U-Haul Holding Co., Non Voting	300,336	17,182,223
*	Ultralife Corp.	50,332	412,219
	UniFirst Corp.	26,576	4,313,285
	Union Pacific Corp.	458,821	106,455,648
*	United Airlines Holdings, Inc.	275,595	14,967,564
	United Parcel Service, Inc., Class B	521,453	97,579,500
	United Rentals, Inc.	133,757	62,154,203
*	Univar Solutions, Inc.	262,523	9,487,581
	Universal Logistics Holdings, Inc.	63,922	1,987,335
*	Upwork, Inc.	11,912	124,242
*	V2X, Inc.	21,780	1,120,799
	Valmont Industries, Inc.	37,586	9,950,893
	Verisk Analytics, Inc.	134,242	30,733,363
#	Veritiv Corp.	49,822	6,981,557
#*	Verra Mobility Corp.	120,654	2,532,527
	Vertiv Holdings Co., Class A	56,762	1,476,380
*	Viad Corp.	29,070	820,065
#*	Vicor Corp.	27,067	2,497,472
*	Virco Mfg. Corp.	14,468	64,383
*	VirTra, Inc.	2,827	20,100
	VSE Corp.	25,644	1,378,365
#	Wabash National Corp.	118,253	2,800,231
	Waste Management, Inc.	314,321	51,482,637
#	Watsco, Inc.	43,329	16,386,595
#»	Watsco, Inc., Class B	2,268	876,559
	Watts Water Technologies, Inc., Class A	47,397	8,840,962
	Werner Enterprises, Inc.	154,083	7,244,983
	WESCO International, Inc.	100,857	17,707,463
	Westinghouse Air Brake Technologies Corp.	165,917	19,651,209
#*	Wilhelmina International, Inc.	584	2,097
*	Willdan Group, Inc.	21,087	425,536
*	Willis Lease Finance Corp.	4,420	186,922
*	WillScot Mobile Mini Holdings Corp.	418,008	20,043,484

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Woodward, Inc.	100,229	$12,065,567
	WW Grainger, Inc.	50,698	37,439,966
*	XPO, Inc.	217,562	15,063,993
	Xylem, Inc.	153,784	17,339,146
TOTAL INDUSTRIALS			4,113,923,886
INFORMATION TECHNOLOGY — (21.8%)
	A10 Networks, Inc.	14,600	226,592
	Accenture PLC, Class A	397,785	125,839,285
*	ACI Worldwide, Inc.	198,394	4,600,757
	Adeia, Inc.	227,725	2,737,255
*	Adobe, Inc.	257,391	140,579,242
#	ADTRAN Holdings, Inc.	70,389	684,885
	Advanced Energy Industries, Inc.	60,751	7,604,810
*	Advanced Micro Devices, Inc.	692,606	79,234,126
*	Agilysys, Inc.	31,647	2,330,169
*	Airgain, Inc.	10,681	50,735
*	Akamai Technologies, Inc.	148,639	14,046,385
#*	Alarm.com Holdings, Inc.	55,635	3,071,608
*	Alithya Group, Inc., Class A	7,998	15,196
#*	Allegro MicroSystems, Inc.	19,459	1,004,279
*	Alpha & Omega Semiconductor Ltd.	72,667	2,389,291
#*	Altair Engineering, Inc., Class A	13,164	986,510
*	Ambarella, Inc.	42,585	3,552,441
	Amdocs Ltd.	145,637	13,637,449
	American Software, Inc., Class A	51,227	590,647
	Amkor Technology, Inc.	540,454	15,721,807
	Amphenol Corp., Class A	356,605	31,491,788
#*	AmpliTech Group, Inc.	5,076	11,421
*	Amtech Systems, Inc.	28,269	303,892
	Analog Devices, Inc.	219,172	43,731,389
*	ANSYS, Inc.	49,330	16,875,793
#*	Appfolio, Inc., Class A	12,069	2,179,541
	Apple, Inc.	8,542,791	1,678,231,292
	Applied Materials, Inc.	568,804	86,224,998
#*	AppLovin Corp., Class A	19,267	604,984
*	Arista Networks, Inc.	91,042	14,119,704
*	Arlo Technologies, Inc.	103,915	1,180,474
*	Arrow Electronics, Inc.	142,490	20,310,525
#*	Aspen Technology, Inc.	35,345	6,309,082
*	AstroNova, Inc.	10,455	148,775
*	Atlassian Corp., Class A	25,965	4,724,072
#*	AudioEye, Inc.	2,210	11,934
*	Autodesk, Inc.	118,624	25,147,102
#*	Aviat Networks, Inc.	44,312	1,354,618
*	Avid Technology, Inc.	64,457	1,536,655
	Avnet, Inc.	173,801	8,429,348
#*	Aware, Inc.	26,185	45,038
#*	Axcelis Technologies, Inc.	62,487	12,527,394
*	AXT, Inc.	109,883	341,736
#*	Backblaze, Inc., Class A	2,666	13,943
#	Badger Meter, Inc.	49,152	8,092,385
	Bel Fuse, Inc., Class A	1,700	91,732
	Bel Fuse, Inc., Class B	23,581	1,265,121
	Belden, Inc.	82,011	7,925,543
	Benchmark Electronics, Inc.	62,264	1,650,619
#	Bentley Systems, Inc., Class B	56,465	3,042,334
#*	Bills Holdings, Inc.	20,804	2,607,573
	BK Technologies Corp.	1,353	19,334

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Black Knight, Inc.	116,435	$8,187,709
*	Blackbaud, Inc.	61,098	4,609,844
*	Box, Inc., Class A	171,054	5,345,437
*	Braze, Inc., Class A	6,049	274,988
*	Brightcove, Inc.	87,342	392,166
	Broadcom, Inc.	314,651	282,761,121
*	Cadence Design Systems, Inc.	129,299	30,257,259
*	Calix, Inc.	101,248	4,567,297
*	Cambium Networks Corp.	18,700	302,940
#*	CCC Intelligent Solutions Holdings, Inc.	5,500	60,610
	CDW Corp.	121,804	22,785,874
*	Cerence, Inc.	75,666	2,104,271
*	CEVA, Inc.	36,602	994,110
*	Ciena Corp.	268,852	11,345,554
*	Cirrus Logic, Inc.	91,803	7,417,682
	Cisco Systems, Inc.	2,518,417	131,058,421
*	Cleanspark, Inc.	196,262	1,179,535
#*	Clearfield, Inc.	17,126	800,469
	Climb Global Solutions, Inc.	4,700	227,386
#*	Cloudflare, Inc., Class A	42,253	2,905,739
#*	Coda Octopus Group, Inc.	10,231	88,703
#	Cognex Corp.	113,328	6,189,975
	Cognizant Technology Solutions Corp., Class A	360,809	23,824,218
*	Cognyte Software Ltd.	69,902	378,869
#*	Coherent Corp.	20,212	957,240
*	Cohu, Inc.	80,407	3,509,766
*	CommVault Systems, Inc.	30,682	2,391,048
*	Computer Task Group, Inc.	36,691	290,226
	Comtech Telecommunications Corp.	39,623	402,570
#*	Confluent, Inc., Class A	13,798	476,583
*	Consensus Cloud Solutions, Inc.	33,567	1,087,906
#*	CoreCard Corp.	605	14,538
	Corning, Inc.	623,539	21,162,914
*	Corsair Gaming, Inc.	3,012	55,662
*	CPI Card Group, Inc.	1,323	32,294
*	CPS Technologies Corp.	2,406	7,001
#	Crane NXT Co.	96,286	5,695,317
#*	Credo Technology Group Holding Ltd.	19,825	336,430
*	Crowdstrike Holdings, Inc., Class A	30,883	4,992,546
	CSP, Inc.	2,693	34,524
	CTS Corp.	62,834	2,804,281
#*	CVD Equipment Corp.	2,900	23,026
*	Daktronics, Inc.	131,435	945,018
*	Data I/O Corp.	13,075	59,361
*	Datadog, Inc., Class A	75,559	8,819,246
	Dell Technologies, Inc., Class C	155,755	8,242,555
#*	Digi International, Inc.	62,322	2,613,161
	Digihost Technology, Inc.	200	382
*»	Digital Turbine, Inc.	65,432	709,283
#*	DigitalOcean Holdings, Inc.	8,285	410,273
*	Diodes, Inc.	95,808	9,052,898
*	DocuSign, Inc.	31,545	1,697,752
	Dolby Laboratories, Inc., Class A	97,283	8,620,247
#*	DoubleVerify Holdings, Inc.	23,721	998,654
*	Dropbox, Inc., Class A	169,039	4,555,601
*	DXC Technology Co.	210,383	5,817,090
*	Dynatrace, Inc.	138,129	7,554,275
#*	DZS, Inc.	39,128	147,513
#*	E2open Parent Holdings, Inc.	52,281	269,247

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Eastman Kodak Co.	4,429	$24,315
#	Ebix, Inc.	61,662	1,909,056
*	Edgio, Inc.	137,713	108,174
*	eGain Corp.	35,687	263,013
#*	Electro-Sensors, Inc.	2,348	10,120
*	EMCORE Corp.	32,079	21,275
*	EngageSmart, Inc.	7,422	140,721
#*	Enphase Energy, Inc.	63,767	9,681,744
#	Entegris, Inc.	120,587	13,229,600
#*	Envestnet, Inc.	57,875	3,587,093
*	EPAM Systems, Inc.	28,288	6,698,881
*	ePlus, Inc.	62,070	3,497,645
#*	Everspin Technologies, Inc.	2,982	28,657
*	Extreme Networks, Inc.	70,683	1,879,461
*	F5, Inc.	69,270	10,961,285
*	Fabrinet	66,013	8,161,847
*	Fair Isaac Corp.	23,684	19,846,481
#*	FARO Technologies, Inc.	19,286	319,955
#*	Fastly, Inc., Class A	140,076	2,573,196
*	First Solar, Inc.	118,308	24,537,079
#*	Flex Ltd.	870,735	23,823,310
*	FormFactor, Inc.	131,285	4,878,551
*	Fortinet, Inc.	409,667	31,839,319
#*	Franklin Wireless Corp.	2,438	8,070
	Frequency Electronics, Inc.	25,787	178,188
#*	Freshworks, Inc., Class A	12,854	239,856
*	Gartner, Inc.	65,661	23,217,073
	Gen Digital, Inc.	415,838	8,088,049
#*	Genasys, Inc.	46,576	129,947
*	Gitlab, Inc., Class A	27,416	1,360,656
#*	GLOBALFOUNDRIES, Inc.	24,977	1,590,785
#*	Globant SA	42,446	7,416,590
*	GoDaddy, Inc., Class A	107,562	8,291,955
*	Grid Dynamics Holdings, Inc.	57,407	598,181
*	GSI Technology, Inc.	38,386	168,515
*	Guidewire Software, Inc.	54,204	4,597,583
	Hackett Group, Inc.	60,823	1,414,135
#*	Harmonic, Inc.	189,187	2,822,670
*	HashiCorp, Inc., Class A	7,813	231,343
	Hewlett Packard Enterprise Co.	1,228,466	21,350,739
	HP, Inc.	735,637	24,150,963
*	HubSpot, Inc.	12,544	7,282,419
*	Ichor Holdings Ltd.	56,785	2,198,715
*	Identiv, Inc.	20,071	154,747
#	Immersion Corp.	41,595	293,661
#*	indie Semiconductor, Inc., Class A	5,894	55,875
#*	Infinera Corp.	39,185	176,333
*	Informatica, Inc., Class A	14,898	283,658
	Information Services Group, Inc.	73,262	377,299
#*	Insight Enterprises, Inc.	75,946	11,140,519
	Intel Corp.	2,571,581	91,985,452
#	InterDigital, Inc.	46,307	4,292,196
	International Business Machines Corp.	609,825	87,924,568
*	inTEST Corp.	12,056	255,105
*	Intevac, Inc.	48,372	173,172
	Intuit, Inc.	100,847	51,603,410
*	IPG Photonics Corp.	69,066	9,078,726
*	Issuer Direct Corp.	1,400	29,890
*	Iteris, Inc.	49,178	204,580

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Itron, Inc.	78,163	$6,149,083
	Jabil, Inc.	399,040	44,161,757
#*	Jamf Holding Corp.	2,750	59,730
*	JFrog Ltd.	7,833	241,021
	Juniper Networks, Inc.	345,665	9,609,487
*	Key Tronic Corp.	11,279	65,982
*	Keysight Technologies, Inc.	145,115	23,375,124
*	Kimball Electronics, Inc.	41,239	1,203,354
	KLA Corp.	95,465	49,064,237
*	Knowles Corp.	325,731	5,951,105
#	Kulicke & Soffa Industries, Inc.	134,547	8,056,674
*	KVH Industries, Inc.	34,704	297,066
*	Kyndryl Holdings, Inc.	202,920	2,771,887
	Lam Research Corp.	123,441	88,691,124
#*	Lantronix, Inc.	25,168	113,256
*	Lattice Semiconductor Corp.	121,248	11,026,293
*	LGL Group, Inc.	1,687	8,165
	Littelfuse, Inc.	39,397	12,000,326
*	LiveRamp Holdings, Inc.	125,954	3,594,727
#*	Lumentum Holdings, Inc.	83,057	4,348,865
#*	Luna Innovations, Inc.	51,843	468,661
*	MACOM Technology Solutions Holdings, Inc.	96,470	6,745,182
*	Magnachip Semiconductor Corp.	81,575	754,569
*	Manhattan Associates, Inc.	66,633	12,701,582
	Marvell Technology, Inc.	341,720	22,256,224
*	Matterport, Inc.	82,726	280,441
*	MaxLinear, Inc.	112,542	2,776,411
	Methode Electronics, Inc.	65,939	2,218,188
	Microchip Technology, Inc.	404,022	37,953,827
	Micron Technology, Inc.	884,719	63,160,089
	Microsoft Corp.	4,149,522	1,393,907,430
#*	Mitek Systems, Inc.	63,154	644,802
*	Model N, Inc.	2,462	82,034
#*	MongoDB, Inc.	19,934	8,440,056
#	Monolithic Power Systems, Inc.	22,800	12,756,372
	Motorola Solutions, Inc.	98,334	28,185,474
#*	M-Tron Industries, Inc.	843	9,661
*	N-able, Inc.	15,567	219,028
#	Napco Security Technologies, Inc.	57,520	2,155,850
	National Instruments Corp.	168,151	9,920,909
*	nCino, Inc.	1,694	54,801
*	NCR Corp.	300,074	8,065,989
*	Neonode, Inc.	2,126	8,908
	NetApp, Inc.	197,406	15,399,642
*	NETGEAR, Inc.	48,894	666,914
*	NetScout Systems, Inc.	126,876	3,546,184
*	NetSol Technologies, Inc.	15,653	36,158
	Network-1 Technologies, Inc.	28,392	62,462
*	nLight, Inc.	35,966	517,910
*	Nortech Systems, Inc.	1,100	10,384
#*	Novanta, Inc.	46,196	8,172,072
#	NVE Corp.	5,648	447,378
	NVIDIA Corp.	893,442	417,496,512
	NXP Semiconductors NV	111,198	24,794,930
*	Okta, Inc.	65,654	5,046,166
#*	Olo, Inc., Class A	177,050	1,391,613
*	ON Semiconductor Corp.	448,097	48,282,452
#	ON24, Inc.	43,119	381,603
#*	One Stop Systems, Inc.	4,476	12,712

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	OneSpan, Inc.	105,760	$1,453,142
*	Onto Innovation, Inc.	87,794	10,914,550
*	Optical Cable Corp.	3,696	13,638
	Oracle Corp.	840,214	98,498,287
*	OSI Systems, Inc.	36,800	4,387,664
*	Palantir Technologies, Inc., Class A	385,729	7,652,863
#*	Palo Alto Networks, Inc.	66,407	16,599,094
#*	PAR Technology Corp.	3,926	135,800
	PC Connection, Inc.	56,955	2,757,192
	PCTEL, Inc.	205,594	1,017,690
#*	PDF Solutions, Inc.	64,721	2,976,519
#*	Perficient, Inc.	57,716	3,681,704
	PFSweb, Inc.	35,131	159,495
*	Photronics, Inc.	363,549	9,615,871
*	Plexus Corp.	51,721	5,094,001
#	Power Integrations, Inc.	91,633	8,901,230
#*	Powerfleet, Inc.	44,492	120,573
#*	PowerSchool Holdings, Inc., Class A	10,360	250,401
*	Procore Technologies, Inc.	406	30,795
#	Progress Software Corp.	96,220	5,778,973
*	PTC, Inc.	83,954	12,241,333
*	Pure Storage, Inc., Class A	224,117	8,290,088
*	Q2 Holdings, Inc.	9,627	341,470
*	Qorvo, Inc.	150,088	16,512,682
	QUALCOMM, Inc.	829,776	109,671,494
#*	Qualys, Inc.	50,301	6,981,779
#*	QuickLogic Corp.	2,500	20,525
*	Rambus, Inc.	211,363	13,233,437
#*	Red Violet, Inc.	3,537	73,251
*	RF Industries Ltd.	9,040	34,171
#*	Ribbon Communications, Inc.	281,465	895,059
	Richardson Electronics Ltd.	21,406	295,403
*	Rimini Street, Inc.	3,067	8,342
*	Rogers Corp.	29,975	5,054,085
	Roper Technologies, Inc.	41,731	20,575,470
*	Salesforce, Inc.	267,063	60,091,846
#*	Samsara, Inc., Class A	21,297	595,038
*	Sanmina Corp.	143,556	8,822,952
	Sapiens International Corp. NV	16,980	457,441
*	ScanSource, Inc.	43,781	1,317,370
#	Seagate Technology Holdings PLC	183,447	11,648,884
*	SecureWorks Corp., Class A	11,765	90,355
#*	Semtech Corp.	79,516	2,321,867
#*	SentinelOne, Inc., Class A	27,086	451,524
*	ServiceNow, Inc.	36,022	21,000,826
#*	SigmaTron International, Inc.	3,900	23,244
*	Silicon Laboratories, Inc.	48,623	7,251,634
*	SiTime Corp.	1,063	137,138
	Skyworks Solutions, Inc.	179,788	20,562,354
#*	SMART Global Holdings, Inc.	102,226	2,719,212
*	SmartRent, Inc.	9,635	38,347
*	Snowflake, Inc., Class A	35,519	6,312,081
*	SolarEdge Technologies, Inc.	24,862	6,003,179
*	SolarWinds Corp.	191,308	2,016,386
#*	Sono-Tek Corp.	1,447	6,859
#*	SoundThinking, Inc.	1,436	32,626
*	Splunk, Inc.	46,663	5,055,003
*	Sprinklr, Inc., Class A	12,545	176,132
*	SPS Commerce, Inc.	34,252	6,178,718

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Squarespace, Inc., Class A	11,148	$369,445
*	Stratasys Ltd.	150,898	2,735,781
*	Super Micro Computer, Inc.	68,977	22,781,034
*	Synaptics, Inc.	55,016	4,968,495
*	Synopsys, Inc.	55,277	24,974,149
	Taitron Components, Inc., Class A	500	1,990
	TD SYNNEX Corp.	106,389	10,501,658
	TE Connectivity Ltd.	181,858	26,094,804
*	Teledyne Technologies, Inc.	34,169	13,139,006
#*	Telos Corp.	6,055	15,198
*	Teradata Corp.	123,982	7,048,377
	Teradyne, Inc.	153,117	17,293,034
	Texas Instruments, Inc.	750,861	135,154,980
*	TransAct Technologies, Inc.	8,492	67,766
*	Trimble, Inc.	199,370	10,726,106
*	Trio-Tech International	1,525	8,693
*	TSR, Inc.	210	1,577
*	TTM Technologies, Inc.	226,808	3,256,963
#*	Turtle Beach Corp.	30,700	345,375
*	Twilio, Inc., Class A	101,334	6,691,084
*	Tyler Technologies, Inc.	22,321	8,853,178
#*	UiPath, Inc., Class A	76,043	1,374,857
*	Ultra Clean Holdings, Inc.	87,864	3,347,618
#*	Unisys Corp.	32,622	177,464
#*	Unity Software, Inc.	81,330	3,728,167
	Universal Display Corp.	48,479	7,072,117
*	Upland Software, Inc.	16,499	65,171
*	Varonis Systems, Inc., Class B	9,011	258,616
#*	Veeco Instruments, Inc.	118,322	3,331,948
*	Verint Systems, Inc.	98,726	3,689,391
*	VeriSign, Inc.	77,009	16,245,049
*	Vertex, Inc., Class A	6,367	132,179
*	Viant Technology, Inc., Class A	2,954	14,297
#*	Viasat, Inc.	88,535	2,739,273
#*	Viavi Solutions, Inc.	378,130	4,110,273
	Vishay Intertechnology, Inc.	247,054	6,954,570
*	Vishay Precision Group, Inc.	19,881	743,748
*	VMware, Inc., Class A	76,529	12,063,266
	Vontier Corp.	221,777	6,859,563
*	Western Digital Corp.	247,444	10,531,217
#*	WidePoint Corp.	4,900	9,506
*	Wireless Telecom Group, Inc.	37,817	80,172
#*	Wolfspeed, Inc.	131,980	8,697,482
*	Workday, Inc., Class A	43,583	10,334,837
#	Xerox Holdings Corp.	134,822	2,154,456
*	Xperi, Inc.	85,970	1,127,926
#*	Yext, Inc.	14,501	140,950
*	Zebra Technologies Corp., Class A	39,399	12,133,316
*	Zoom Video Communications, Inc., Class A	42,034	3,083,194
#*	Zscaler, Inc.	33,761	5,414,589
TOTAL INFORMATION TECHNOLOGY			6,963,730,449
MATERIALS — (4.2%)
*	Advanced Emissions Solutions, Inc.	43,932	103,680
	AdvanSix, Inc.	64,829	2,600,291
	Air Products & Chemicals, Inc.	96,372	29,425,263
	Albemarle Corp.	71,400	15,156,792
	Alcoa Corp.	232,904	8,428,796
	Alpha Metallurgical Resources, Inc.	16,072	2,783,992

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Alto Ingredients, Inc.	84,700	$340,494
	Amcor PLC	1,256,699	12,893,732
*	American Biltrite, Inc.	17	2,049
	American Vanguard Corp.	57,341	1,035,578
#*	Ampco-Pittsburgh Corp.	170,500	617,210
	AptarGroup, Inc.	104,911	12,742,490
	Arch Resources, Inc.	35,510	4,560,904
*	Arconic Corp.	125,586	3,753,766
#	Ardagh Metal Packaging SA	51,678	195,343
*	Ascent Industries Co.	19,475	177,807
	Ashland, Inc.	95,682	8,741,508
#*	ATI, Inc.	185,772	8,857,609
	Avery Dennison Corp.	90,810	16,709,948
	Avient Corp.	150,801	6,111,965
*	Axalta Coating Systems Ltd.	439,770	14,072,640
	Balchem Corp.	49,896	6,722,987
#	Ball Corp.	246,283	14,454,349
	Berry Global Group, Inc.	303,278	19,885,938
#	Cabot Corp.	123,272	8,752,312
#	Caledonia Mining Corp. PLC	1,100	12,958
	Carpenter Technology Corp.	84,796	5,075,889
#	Celanese Corp.	117,466	14,729,062
#*	Century Aluminum Co.	199,727	1,857,461
	CF Industries Holdings, Inc.	305,398	25,067,068
	Chase Corp.	19,162	2,412,304
	Chemours Co.	298,747	11,047,664
*	Clearwater Paper Corp.	266,641	8,593,839
*	Cleveland-Cliffs, Inc.	810,217	14,300,330
#*	Coeur Mining, Inc.	739,231	2,276,831
	Commercial Metals Co.	265,048	15,166,047
#	Compass Minerals International, Inc.	32,842	1,243,727
*	Core Molding Technologies, Inc.	12,521	302,007
	Corteva, Inc.	468,452	26,434,746
#	Crown Holdings, Inc.	188,037	17,442,312
*	Dakota Gold Corp.	7,159	21,047
	Dow, Inc.	845,628	47,752,613
	DuPont de Nemours, Inc.	199,677	15,500,925
#	Eagle Materials, Inc.	68,709	12,667,878
	Eastman Chemical Co.	146,610	12,546,884
	Ecolab, Inc.	113,210	20,733,279
*	Ecovyst, Inc.	352,953	4,337,792
	Element Solutions, Inc.	423,905	8,885,049
#*	Ferroglobe PLC	151,743	822,447
#	Flexible Solutions International, Inc.	4,491	12,844
#*	Flotek Industries, Inc.	349,260	288,838
	FMC Corp.	114,822	11,049,321
	Fortitude Gold Corp.	38,385	250,654
	Freeport-McMoRan, Inc.	898,463	40,116,373
	Friedman Industries, Inc.	8,323	148,066
	FutureFuel Corp.	94,940	922,817
#*	Gatos Silver, Inc.	8,291	43,030
	Glatfelter Corp.	84,685	287,929
	Graphic Packaging Holding Co.	694,617	16,809,731
	Greif, Inc., Class A	69,652	5,152,158
	Greif, Inc., Class B	23,807	1,882,419
	Hawkins, Inc.	47,316	2,212,023
	Haynes International, Inc.	27,644	1,386,623
	HB Fuller Co.	102,295	7,572,899
#	Hecla Mining Co.	1,065,069	6,134,797

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Huntsman Corp.	416,582	$12,401,646
*	Ingevity Corp.	54,126	3,465,147
	Innospec, Inc.	44,386	4,755,516
	International Flavors & Fragrances, Inc.	199,731	16,899,240
	International Paper Co.	380,437	13,718,558
#*	Intrepid Potash, Inc.	23,470	645,425
	Kaiser Aluminum Corp.	20,375	1,654,450
*	Knife River Corp.	85,853	3,732,030
	Koppers Holdings, Inc.	45,805	1,752,499
#	Kronos Worldwide, Inc.	60,101	561,944
	Linde PLC	225,284	88,011,700
#*	Livent Corp.	248,043	6,106,819
	Louisiana-Pacific Corp.	172,921	13,164,476
*	LSB Industries, Inc.	232,203	2,593,707
	LyondellBasell Industries NV, Class A	453,152	44,798,607
	Martin Marietta Materials, Inc.	55,426	24,745,492
	Materion Corp.	44,374	5,286,718
#	Mativ Holdings, Inc.	91,386	1,438,416
	Mercer International, Inc.	140,155	1,247,379
	Minerals Technologies, Inc.	65,240	4,002,474
	Mosaic Co.	437,745	17,842,486
#*	MP Materials Corp.	74,524	1,777,397
	Myers Industries, Inc.	77,547	1,520,697
	NewMarket Corp.	19,207	8,675,802
	Newmont Corp.	592,176	25,416,194
#	Nexa Resources SA	7,300	36,427
	Northern Technologies International Corp.	15,000	186,750
	Nucor Corp.	446,724	76,876,733
*	O-I Glass, Inc.	341,305	7,836,363
	Olin Corp.	359,920	20,760,186
	Olympic Steel, Inc.	42,024	2,344,519
	Orion SA	10,861	238,073
	Packaging Corp. of America	150,152	23,025,809
#*	Piedmont Lithium, Inc.	2,007	110,104
	PPG Industries, Inc.	183,526	26,409,391
#	Quaker Chemical Corp.	6,445	1,291,449
	Ramaco Resources, Inc., Class A	14,453	132,968
	Ramaco Resources, Inc., Class B	459	6,532
*	Ranpak Holdings Corp.	3,199	20,506
*	Rayonier Advanced Materials, Inc.	165,188	781,339
	Reliance Steel & Aluminum Co.	118,332	34,654,710
#††	Resolute Forest Products, Inc.	163,412	174,851
	Royal Gold, Inc.	91,793	11,028,011
	RPM International, Inc.	154,445	15,955,713
	Ryerson Holding Corp.	95,912	4,075,301
	Schnitzer Steel Industries, Inc., Class A	58,683	2,124,911
#	Scotts Miracle-Gro Co.	73,727	5,163,839
	Sealed Air Corp.	161,535	7,369,227
	Sensient Technologies Corp.	66,018	4,227,793
	Sherwin-Williams Co.	164,408	45,458,812
	Silgan Holdings, Inc.	278,567	12,215,163
#	Sonoco Products Co.	194,662	11,414,980
#	Southern Copper Corp.	58,239	5,092,418
	Steel Dynamics, Inc.	489,571	52,178,477
	Stepan Co.	37,766	3,618,738
*	Summit Materials, Inc., Class A	240,950	8,717,571
	SunCoke Energy, Inc.	224,503	1,993,587
	Sylvamo Corp.	61,657	3,025,509
*	TimkenSteel Corp.	139,370	3,247,321

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#	Tredegar Corp.	59,742	$413,415
	TriMas Corp.	95,214	2,452,713
	Trinseo PLC	90,111	1,587,756
	Tronox Holdings PLC	255,777	3,399,276
*	U.S. Gold Corp.	2,698	12,087
	U.S. Steel Corp.	295,111	7,525,330
	United States Lime & Minerals, Inc.	9,696	1,993,595
*	Universal Stainless & Alloy Products, Inc.	18,464	295,609
	Vulcan Materials Co.	117,856	25,987,248
	Warrior Met Coal, Inc.	117,737	5,209,862
	Westlake Corp.	116,636	16,037,450
	WestRock Co.	190,572	6,344,142
	Worthington Industries, Inc.	90,166	6,728,187
TOTAL MATERIALS			1,338,623,694
REAL ESTATE — (0.3%)
#*	AMREP Corp.	6,773	121,982
*	Anywhere Real Estate, Inc.	194,043	1,626,080
*	CBRE Group, Inc., Class A	302,427	25,195,193
*	CKX Lands, Inc.	743	7,538
*	Compass, Inc., Class A	14,700	61,593
*	Comstock Holding Cos., Inc.	2,585	12,434
*	CoStar Group, Inc.	177,750	14,925,667
#*	Cushman & Wakefield PLC	151,945	1,493,619
#	Douglas Elliman, Inc.	93,388	206,387
*	Fathom Holdings, Inc.	5,743	46,174
*	Five Point Holdings LLC, Class A	62,036	214,024
*	Forestar Group, Inc.	18,863	556,081
*	FRP Holdings, Inc.	18,909	1,084,809
*	Howard Hughes Corp.	52,778	4,456,047
*	InterGroup Corp.	200	6,886
*	Jones Lang LaSalle, Inc.	78,214	13,026,542
*»	JW Mays, Inc.	900	40,806
#	Kennedy-Wilson Holdings, Inc.	246,549	4,068,058
	Marcus & Millichap, Inc.	67,246	2,466,583
*	Maui Land & Pineapple Co., Inc.	20,394	304,075
	Newmark Group, Inc., Class A	268,638	1,858,975
#*	Opendoor Technologies, Inc.	274,866	1,404,565
*	Rafael Holdings, Inc., Class B	23,666	47,332
	RE/MAX Holdings, Inc., Class A	24,684	486,522
	RMR Group, Inc., Class A	12,039	283,880
#	St. Joe Co.	97,660	6,199,457
	Stratus Properties, Inc.	14,910	423,146
*	Tejon Ranch Co.	51,357	904,397
*	Zillow Group, Inc., Class A	56,750	3,020,235
#*	Zillow Group, Inc., Class C	155,436	8,418,414
TOTAL REAL ESTATE			92,967,501
UTILITIES — (2.3%)
	AES Corp.	445,524	9,636,684
	ALLETE, Inc.	67,880	3,898,348
	Alliant Energy Corp.	178,183	9,575,554
	Ameren Corp.	176,424	15,114,244
	American Electric Power Co., Inc.	250,817	21,254,233
	American States Water Co.	56,525	4,997,375
	American Water Works Co., Inc.	113,895	16,791,540
	Artesian Resources Corp., Class A	12,735	580,207
#	Atlantica Sustainable Infrastructure PLC	153,959	3,713,491

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Atmos Energy Corp.	101,606	$12,366,466
#	Avangrid, Inc.	64,111	2,377,236
#	Avista Corp.	88,378	3,414,926
	Black Hills Corp.	79,892	4,819,884
#	Brookfield Renewable Corp., Class A	39,845	1,241,969
	California Water Service Group	72,894	3,864,840
	CenterPoint Energy, Inc.	464,681	13,982,251
	Chesapeake Utilities Corp.	25,608	3,027,890
	Clearway Energy, Inc., Class A	54,538	1,345,452
	Clearway Energy, Inc., Class C	120,901	3,192,995
	CMS Energy Corp.	200,108	12,220,596
	Consolidated Edison, Inc.	200,215	18,992,395
#	Consolidated Water Co. Ltd.	26,390	516,188
	Constellation Energy Corp.	172,554	16,677,344
	Dominion Energy, Inc.	344,977	18,473,518
	DTE Energy Co.	122,301	13,979,004
	Duke Energy Corp.	383,805	35,931,824
	Edison International	233,233	16,783,447
	Entergy Corp.	137,734	14,145,282
	Essential Utilities, Inc.	219,773	9,294,200
	Evergy, Inc.	160,004	9,595,440
	Eversource Energy	198,030	14,323,510
	Exelon Corp.	486,134	20,349,569
	FirstEnergy Corp.	327,337	12,893,804
	Genie Energy Ltd., Class B	47,408	635,741
	Global Water Resources, Inc.	1,904	24,181
	Hawaiian Electric Industries, Inc.	158,012	6,066,081
	IDACORP, Inc.	72,282	7,432,035
	MGE Energy, Inc.	53,374	4,282,730
#	Middlesex Water Co.	26,334	2,117,780
	National Fuel Gas Co.	112,669	5,983,851
	New Jersey Resources Corp.	154,239	6,894,483
	NextEra Energy, Inc.	957,284	70,168,917
	NiSource, Inc.	453,468	12,624,549
	Northwest Natural Holding Co.	44,788	1,924,540
	NorthWestern Corp.	68,394	3,862,209
	NRG Energy, Inc.	488,682	18,565,029
	OGE Energy Corp.	269,039	9,725,760
#	ONE Gas, Inc.	75,164	5,947,727
#	Ormat Technologies, Inc.	94,696	7,698,785
#	Otter Tail Corp.	63,286	5,126,799
*	PG&E Corp.	530,888	9,348,938
	Pinnacle West Capital Corp.	127,225	10,536,775
	PNM Resources, Inc.	122,521	5,491,391
	Portland General Electric Co.	125,713	5,992,739
	PPL Corp.	448,869	12,357,364
	Public Service Enterprise Group, Inc.	300,038	18,938,399
#*	Pure Cycle Corp.	35,231	434,046
#	RGC Resources, Inc.	10,999	221,300
	Sempra	149,207	22,234,827
#	SJW Group	41,008	2,889,424
	Southern Co.	534,107	38,637,300
	Southwest Gas Holdings, Inc.	82,487	5,439,193
#	Spire, Inc.	69,717	4,431,910
#*	Sunnova Energy International, Inc.	110,922	1,958,883
#	UGI Corp.	221,123	5,968,110
	Unitil Corp.	27,033	1,406,797
	Via Renewables, Inc.	3,740	30,556
	Vistra Corp.	764,596	21,454,564

U.S. Core Equity 1 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	WEC Energy Group, Inc.	187,363	$16,836,439
	Xcel Energy, Inc.	308,463	19,349,884
	York Water Co.	20,352	841,148
TOTAL UTILITIES			723,252,890
TOTAL COMMON STOCKS			30,886,598,109
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	10,888	251,513
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	9,858	352,916
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	53,920	1,462,311
TOTAL PREFERRED STOCKS			2,066,740
TOTAL INVESTMENT SECURITIES (Cost $12,158,856,304)			30,888,664,849

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	260,628,067	260,628,067
SECURITIES LENDING COLLATERAL — (2.3%)
@§	The DFA Short Term Investment Fund	63,445,013	733,868,470
TOTAL INVESTMENTS — (100.0%)
(Cost $13,153,293,766)^^			$31,883,161,386
As of July 31, 2023, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,149	09/15/23	$249,211,450	$265,103,025	$15,891,575
Total Futures Contracts			$249,211,450	$265,103,025	$15,891,575
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,133,282,501	$149,296	—	$2,133,431,797
Consumer Discretionary	3,525,915,697	9,226	—	3,525,924,923
Consumer Staples	1,947,749,917	56,644	—	1,947,806,561
Energy	2,046,670,601	—	—	2,046,670,601
Financials	4,440,134,832	3,000	—	4,440,137,832
Health Care	3,559,000,923	—	$1,127,052	3,560,127,975
Industrials	4,112,970,116	936,694	17,076	4,113,923,886
Information Technology	6,963,021,166	709,283	—	6,963,730,449
Materials	1,338,448,843	—	174,851	1,338,623,694

U.S. Core Equity 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Real Estate	$92,926,695	$40,806	—	$92,967,501
Utilities	723,252,890	—	—	723,252,890
Preferred Stocks
Communication Services	251,513	—	—	251,513
Consumer Discretionary	352,916	—	—	352,916
Industrials	1,462,311	—	—	1,462,311
Temporary Cash Investments	260,628,067	—	—	260,628,067
Securities Lending Collateral	—	733,868,470	—	733,868,470
Futures Contracts**	15,891,575	—	—	15,891,575
TOTAL	$31,161,960,563	$735,773,419	$1,318,979^	$31,899,052,961
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (96.6%)
COMMUNICATION SERVICES — (6.2%)
*	Activision Blizzard, Inc.	310,270	$28,780,645
*	Alphabet, Inc., Class A	2,402,168	318,815,737
*	Alphabet, Inc., Class C	2,091,630	278,416,869
*	Altice USA, Inc., Class A	234,978	796,575
*	AMC Networks, Inc., Class A	43,504	549,020
#*	Angi, Inc.	81,572	315,684
*	Anterix, Inc.	41,276	1,158,617
	AT&T, Inc.	3,624,333	52,625,315
#	Atlanta Braves Holdings, Inc., Class A	25,005	1,183,737
*	Atlanta Braves Holdings, Inc., Class C	75,182	3,061,431
	ATN International, Inc.	75,093	2,728,880
*	Bandwidth, Inc., Class A	34,064	516,070
*	Boston Omaha Corp., Class A	23,098	450,873
*	Bumble, Inc., Class A	79,472	1,471,821
	Cable One, Inc.	12,624	9,139,019
*	Cargurus, Inc.	77,638	1,759,277
*	Cars.com, Inc.	164,649	3,755,644
*	Charter Communications, Inc., Class A	110,276	44,682,732
#*	Cinemark Holdings, Inc.	146,011	2,436,924
	Cogent Communications Holdings, Inc.	81,039	4,962,828
	Comcast Corp., Class A	3,103,081	140,445,446
*	Consolidated Communications Holdings, Inc.	190,075	680,468
*	Cumulus Media, Inc., Class A	22,762	144,311
*	Daily Journal Corp.	426	123,336
#	DallasNews Corp.	6,262	28,805
*	DHI Group, Inc.	750,413	2,829,057
#*	DISH Network Corp., Class A	336,650	2,669,634
#*	EchoStar Corp., Class A	109,414	2,125,914
	Electronic Arts, Inc.	116,272	15,853,687
#*	Emerald Holding, Inc.	27,806	137,640
*	Endeavor Group Holdings, Inc., Class A	60,407	1,425,605
#	Entravision Communications Corp., Class A	210,990	1,008,532
*	EverQuote, Inc., Class A	11,644	82,440
*	EW Scripps Co., Class A	222,347	2,192,341
*	FG Group Holdings, Inc.	5,733	9,287
	Fox Corp., Class A	392,421	13,126,482
	Fox Corp., Class B	192,755	6,054,435
*	Frontier Communications Parent, Inc.	72,141	1,313,688
*	Gaia, Inc.	23,801	55,932
#*	Gannett Co., Inc.	214,545	605,017
»	GCI Liberty, Inc.	228,724	206,867
*	Gogo, Inc.	4,981	75,064
	Gray Television, Inc.	165,954	1,571,584
#	Gray Television, Inc., Class A	3,160	31,079
*	Harte Hanks, Inc.	1,395	8,021
*	IDT Corp., Class B	243,741	5,781,536
#*	iHeartMedia, Inc., Class A	31,256	147,841
*	IMAX Corp.	109,165	2,009,728
*	Insignia Systems, Inc.	500	3,750
*	Integral Ad Science Holding Corp.	27,928	582,299
	Interpublic Group of Cos., Inc.	754,483	25,825,953
	Iridium Communications, Inc.	309,905	16,285,508
	IZEA Worldwide, Inc.	8,527	20,380

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	John Wiley & Sons, Inc., Class A	95,919	$3,283,307
#	John Wiley & Sons, Inc., Class B	7,502	254,955
*	Lee Enterprises, Inc.	2,052	28,523
*	Liberty Broadband Corp., Class A	18,073	1,605,425
*	Liberty Broadband Corp., Class C	137,097	12,219,456
#*	Liberty Latin America Ltd., Class A	260,460	2,187,864
#*	Liberty Latin America Ltd., Class C	635,989	5,291,428
*	Liberty Media Corp.-Liberty Formula One, Class A	20,750	1,333,810
*	Liberty Media Corp.-Liberty Formula One, Class C	212,860	15,453,636
*	Liberty Media Corp.-Liberty SiriusXM, Class A	95,225	3,018,632
#*	Liberty Media Corp.-Liberty SiriusXM, Class B	2,464	79,464
*	Liberty Media Corp.-Liberty SiriusXM, Class C	240,787	7,664,250
*	Lions Gate Entertainment Corp., Class A	312,697	2,401,513
*	Lions Gate Entertainment Corp., Class B	449,324	3,289,052
*	Live Nation Entertainment, Inc.	144,355	12,667,151
#	Lumen Technologies, Inc.	1,633,610	2,924,162
*	Madison Square Garden Entertainment Corp.	59,864	2,085,662
	Madison Square Garden Sports Corp.	9,141	1,944,748
#*	Magnite, Inc.	163,601	2,475,283
*	Marchex, Inc., Class B	14,124	27,683
#	Marcus Corp.	43,570	679,692
*	Match Group, Inc.	174,316	8,107,437
*	Meta Platforms, Inc., Class A	1,476,268	470,338,985
*	Netflix, Inc.	63,546	27,894,788
	New York Times Co., Class A	249,625	10,174,715
	News Corp., Class A	427,879	8,480,562
	News Corp., Class B	280,427	5,639,387
	Nexstar Media Group, Inc.	104,336	19,481,618
	NextPlat Corp.	5,726	17,121
	Omnicom Group, Inc.	334,357	28,293,289
*	Ooma, Inc.	2,577	38,655
	Paramount Global, Class A	19,160	369,022
	Paramount Global, Class B	467,020	7,486,331
*	Pinterest, Inc., Class A	68,016	1,971,784
*	Playtika Holding Corp.	24,240	289,426
*	PubMatic, Inc., Class A	16,821	336,252
*	QuinStreet, Inc.	100,030	888,266
*	Quotient Technology, Inc.	213,866	842,632
#*	Reading International, Inc., Class A	80,980	215,407
#*»	Reading International, Inc., Class B	300	6,330
*	Reservoir Media, Inc.	4,691	25,613
*	ROBLOX Corp., Class A	59,489	2,334,943
*	Roku, Inc.	9,859	949,126
	Saga Communications, Inc., Class A	11,734	253,924
	Scholastic Corp.	82,406	3,559,115
*	Sciplay Corp., Class A	1,000	19,600
	Shenandoah Telecommunications Co.	180,301	3,366,220
#	Shutterstock, Inc.	71,044	3,655,214
#	Sinclair, Inc.	23,659	329,097
#	Sirius XM Holdings, Inc.	730,520	3,725,652
#*	Snap, Inc., Class A	77,553	881,002
#*	Sphere Entertainment Co.	59,864	2,541,227
	Spok Holdings, Inc.	57,533	843,434
*	Spotify Technology SA	29,127	4,351,865
*	Take-Two Interactive Software, Inc.	173,922	26,599,631
*	TechTarget, Inc.	61,558	1,999,404
	TEGNA, Inc.	555,794	9,392,919
	Telephone & Data Systems, Inc.	120,435	965,889
*	Thryv Holdings, Inc.	79,465	1,883,320

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	T-Mobile U.S., Inc.	420,494	$57,931,458
	Townsquare Media, Inc., Class A	44,674	535,194
*	Trade Desk, Inc., Class A	87,947	8,026,043
*	Travelzoo	64,626	532,518
*	TripAdvisor, Inc.	113,493	2,116,644
*	TrueCar, Inc.	231,144	566,303
#*	U.S. Cellular Corp.	137,843	2,441,200
*	Urban One, Inc.	139,944	794,882
*	Urban One, Inc.	18,927	108,452
	Verizon Communications, Inc.	3,549,129	120,954,316
*	Vimeo, Inc.	196,984	811,574
*	Walt Disney Co.	652,782	58,025,792
*	Warner Bros Discovery, Inc.	1,214,963	15,879,566
	Warner Music Group Corp., Class A	46,177	1,456,884
#*	WideOpenWest, Inc.	150,806	1,242,641
	World Wrestling Entertainment, Inc., Class A	79,408	8,337,840
*	Yelp, Inc.	139,489	6,283,979
*	Zedge, Inc., Class B	5,460	11,466
#*	Ziff Davis, Inc.	135,280	9,810,506
*	ZoomInfo Technologies, Inc., Class A	124,151	3,174,541
TOTAL COMMUNICATION SERVICES			2,039,576,062
CONSUMER DISCRETIONARY — (10.2%)
#*	1-800-Flowers.com, Inc., Class A	106,111	921,043
*	2U, Inc.	86,375	412,873
	Aaron's Co., Inc.	90,572	1,432,849
#*	Abercrombie & Fitch Co., Class A	173,759	6,882,594
	Academy Sports & Outdoors, Inc.	88,478	5,290,100
#	Acushnet Holdings Corp.	167,733	10,001,919
*	Adient PLC	163,118	6,942,302
#	ADT, Inc.	241,601	1,541,414
*	Adtalem Global Education, Inc.	130,670	5,650,171
	Advance Auto Parts, Inc.	71,840	5,344,178
*	Airbnb, Inc., Class A	41,023	6,243,290
*	Amazon.com, Inc.	3,129,039	418,289,934
	AMCON Distributing Co.	1,168	249,952
*	American Axle & Manufacturing Holdings, Inc.	350,138	3,308,804
#	American Eagle Outfitters, Inc.	452,251	6,354,127
*	American Outdoor Brands, Inc.	32,750	311,125
*	American Public Education, Inc.	72,793	364,693
#*	America's Car-Mart, Inc.	24,380	2,904,146
*	Aptiv PLC	178,266	19,518,344
	Aramark	369,099	14,900,527
	Ark Restaurants Corp.	7,366	131,778
	Arko Corp.	5,617	46,846
#*	Asbury Automotive Group, Inc.	67,885	15,314,856
	Autoliv, Inc.	155,704	15,715,205
*	AutoNation, Inc.	257,829	41,505,312
*	AutoZone, Inc.	4,638	11,510,217
*	Barnes & Noble Education, Inc.	120,653	177,360
	Bassett Furniture Industries, Inc.	18,048	317,645
	Bath & Body Works, Inc.	125,058	4,634,649
*	Beazer Homes USA, Inc.	81,478	2,740,105
	Best Buy Co., Inc.	562,690	46,731,404
	Big 5 Sporting Goods Corp.	320,032	3,062,706
	Big Lots, Inc.	43,816	449,114
*	Biglari Holdings, Inc., Class A	475	477,964
*	Biglari Holdings, Inc., Class B	5,247	1,065,981
*	BJ's Restaurants, Inc.	71,145	2,679,321

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Bloomin' Brands, Inc.	197,620	$5,310,049
#	Bluegreen Vacations Holding Corp.	1,201	46,947
*	Booking Holdings, Inc.	13,217	39,265,064
*	Boot Barn Holdings, Inc.	94,067	8,832,891
	BorgWarner, Inc.	394,368	18,338,112
	Boyd Gaming Corp.	77,977	5,327,389
#*	Bright Horizons Family Solutions, Inc.	68,676	6,663,632
#*	Brinker International, Inc.	62,262	2,445,651
	Brunswick Corp.	244,212	21,077,938
#	Buckle, Inc.	104,067	3,804,690
	Build-A-Bear Workshop, Inc.	42,347	1,039,619
#*	Burlington Stores, Inc.	54,847	9,741,924
*	Caesars Entertainment, Inc.	45,189	2,667,055
#	Caleres, Inc.	111,825	3,023,748
#	Camping World Holdings, Inc., Class A	41,769	1,337,861
*	Capri Holdings Ltd.	290,622	10,726,858
*	CarMax, Inc.	198,716	16,415,929
#*	Carnival Corp.	404,638	7,623,380
*	CarParts.com, Inc.	60,652	304,473
	Carriage Services, Inc.	52,962	1,714,380
*	Carrols Restaurant Group, Inc.	122,572	721,949
#	Carter's, Inc.	91,572	6,868,816
*	Carvana Co., Class A	23,143	1,063,421
#	Cato Corp., Class A	73,386	623,781
*	Cavco Industries, Inc.	18,713	5,532,498
	Century Communities, Inc.	84,771	6,546,017
#	Cheesecake Factory, Inc.	113,282	4,166,512
*	Chegg, Inc.	93,606	948,229
#*	Chewy, Inc., Class A	14,657	496,872
*	Chico's FAS, Inc.	291,735	1,779,584
#*	Children's Place, Inc.	21,037	661,403
*	Chipotle Mexican Grill, Inc.	12,348	24,230,233
#	Choice Hotels International, Inc.	78,280	10,235,110
	Churchill Downs, Inc.	84,180	9,752,253
#*	Chuy's Holdings, Inc.	47,295	1,966,999
*	Citi Trends, Inc.	27,107	510,967
#	Clarus Corp.	15,850	141,065
#	Columbia Sportswear Co.	148,332	11,660,379
#*	Conn's, Inc.	79,495	391,115
*	Container Store Group, Inc.	92,922	340,095
*	Cooper-Standard Holdings, Inc.	16,643	306,564
*	Coursera, Inc.	19,784	310,411
#	Cracker Barrel Old Country Store, Inc.	58,253	5,429,180
*	Crocs, Inc.	43,839	4,749,956
	Crown Crafts, Inc.	22,116	111,022
*	Culp, Inc.	32,546	185,512
	Dana, Inc.	357,109	6,777,929
	Darden Restaurants, Inc.	156,571	26,447,973
*	Dave & Buster's Entertainment, Inc.	88,319	4,045,010
*	Deckers Outdoor Corp.	59,634	32,422,409
*	Delta Apparel, Inc.	23,691	196,161
*	Denny's Corp.	113,530	1,335,113
#	Designer Brands, Inc., Class A	85,666	852,377
#*	Destination XL Group, Inc.	9,135	47,137
	Dick's Sporting Goods, Inc.	197,961	27,912,501
#	Dillard's, Inc., Class A	56,648	19,432,530
#	Dine Brands Global, Inc.	11,026	665,088
	Domino's Pizza, Inc.	20,928	8,302,975
#*	DoorDash, Inc., Class A	165,089	14,988,430

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dorman Products, Inc.	84,113	$7,123,530
	DR Horton, Inc.	472,989	60,079,063
*	DraftKings, Inc., Class A	277,744	8,826,704
*	Duluth Holdings, Inc., Class B	3,601	26,143
	eBay, Inc.	747,182	33,257,071
	El Pollo Loco Holdings, Inc.	109,279	1,163,821
#*	Envela Corp.	829	6,209
	Escalade, Inc.	37,461	546,931
#	Ethan Allen Interiors, Inc.	80,718	2,540,195
*	Etsy, Inc.	90,383	9,187,432
#*	European Wax Center, Inc., Class A	4,948	95,843
*	Everi Holdings, Inc.	13,173	195,487
*	Expedia Group, Inc.	42,777	5,241,466
*	Fiesta Restaurant Group, Inc.	71,478	550,381
#*	Figs, Inc., Class A	109,087	802,880
*	First Watch Restaurant Group, Inc.	21,502	400,797
*	Five Below, Inc.	87,336	18,195,582
	Flanigan's Enterprises, Inc.	2,891	85,863
#	Flexsteel Industries, Inc.	20,065	392,672
#*	Floor & Decor Holdings, Inc., Class A	137,669	15,811,285
#	Foot Locker, Inc.	232,175	6,238,542
	Ford Motor Co.	2,081,479	27,496,338
*	Fossil Group, Inc.	144,818	402,594
#*	Fox Factory Holding Corp.	98,149	10,982,873
	Franchise Group, Inc.	6,330	188,381
*	Frontdoor, Inc.	142,869	4,988,985
#*	Full House Resorts, Inc.	23,954	153,785
#*	Funko, Inc., Class A	99,915	815,306
*	GameStop Corp., Class A	19,049	422,888
#	Gap, Inc.	446,835	4,602,400
	Garmin Ltd.	161,695	17,121,884
*	Garrett Motion, Inc.	3,105	24,157
	General Motors Co.	1,050,213	40,296,673
*	Genesco, Inc.	37,527	1,058,637
	Gentex Corp.	591,316	19,856,391
*	Gentherm, Inc.	104,316	6,234,967
	Genuine Parts Co.	171,216	26,661,756
*	G-III Apparel Group Ltd.	188,862	3,911,332
*	Good Times Restaurants, Inc.	1,690	5,425
*	Goodyear Tire & Rubber Co.	406,470	6,536,038
#*	GoPro, Inc., Class A	328,892	1,345,168
	Graham Holdings Co., Class B	10,480	6,149,140
*	Grand Canyon Education, Inc.	101,162	10,981,135
*	Green Brick Partners, Inc.	15,871	897,029
	Group 1 Automotive, Inc.	47,152	12,190,207
#*	GrowGeneration Corp.	85,612	340,736
#	Guess?, Inc.	136,895	2,873,426
	H&R Block, Inc.	272,291	9,151,701
	Hamilton Beach Brands Holding Co., Class A	31,592	311,181
#	Hanesbrands, Inc.	422,425	2,226,180
	Harley-Davidson, Inc.	264,917	10,228,445
#	Hasbro, Inc.	114,614	7,399,480
#	Haverty Furniture Cos., Inc.	59,491	2,117,880
	Haverty Furniture Cos., Inc., Class A	2,523	89,693
#*	Helen of Troy Ltd.	61,809	8,733,612
#	Hibbett, Inc.	58,833	2,729,851
#*	Hilton Grand Vacations, Inc.	97,152	4,517,568
	Hilton Worldwide Holdings, Inc.	127,794	19,870,689
	Home Depot, Inc.	501,301	167,354,326

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Hooker Furnishings Corp.	49,400	$991,458
*	Hovnanian Enterprises, Inc., Class A	300	31,986
#	Hyatt Hotels Corp., Class A	64,737	8,179,520
	Installed Building Products, Inc.	85,113	12,598,426
#	International Game Technology PLC	98,836	3,343,622
*	iRobot Corp.	56,464	2,258,560
*	J Jill, Inc.	1,647	37,387
#	Jack in the Box, Inc.	40,385	4,014,673
	Jerash Holdings US, Inc.	8,736	33,721
#	Johnson Outdoors, Inc., Class A	28,142	1,663,755
#	KB Home	157,600	8,505,672
»	Kohl's Corp.	135,500	3,854,975
#	Kontoor Brands, Inc.	59,276	2,510,931
*	Koss Corp.	1,133	4,691
#*	Kura Sushi USA, Inc., Class A	741	73,737
#	Lakeland Industries, Inc.	30,717	475,192
#*	Lands' End, Inc.	47,094	441,742
*	Las Vegas Sands Corp.	39,122	2,339,887
	Laureate Education, Inc.	110,900	1,421,738
*††	Lazare Kaplan International, Inc.	3,667	0
	La-Z-Boy, Inc.	142,522	4,470,915
#*	Lazydays Holdings, Inc.	11,759	154,160
#	LCI Industries	77,616	10,576,732
	Lear Corp.	118,491	18,337,667
#*	Legacy Housing Corp.	1,425	33,801
	Leggett & Platt, Inc.	254,013	7,432,420
	Lennar Corp., Class A	341,640	43,330,201
#	Lennar Corp., Class B	39,269	4,512,401
#*	Leslie's, Inc.	35,315	224,957
#	Levi Strauss & Co., Class A	53,940	812,876
#*	LGI Homes, Inc.	69,991	9,711,251
#*	Life Time Group Holdings, Inc.	14,752	266,864
	Lifetime Brands, Inc.	109,205	600,628
#*	Light & Wonder, Inc.	120,879	8,497,794
*	Lincoln Educational Services Corp.	56,293	400,243
	Lithia Motors, Inc.	61,836	19,201,933
*	Live Ventures, Inc.	246	6,544
	LKQ Corp.	347,551	19,042,319
*	LL Flooring Holdings, Inc.	51,990	204,321
#*	Lovesac Co.	37,319	1,092,700
	Lowe's Cos., Inc.	167,179	39,165,024
#*	Lucid Group, Inc.	389,798	2,966,363
*	Lululemon Athletica, Inc.	49,611	18,779,252
*	M/I Homes, Inc.	73,907	7,390,700
	Macy's, Inc.	377,616	6,264,649
*	Malibu Boats, Inc., Class A	65,250	3,911,737
#	Marine Products Corp.	27,683	444,035
*	MarineMax, Inc.	61,282	2,471,503
	Marriott International, Inc., Class A	189,143	38,170,949
	Marriott Vacations Worldwide Corp.	98,481	12,655,793
#*	MasterCraft Boat Holdings, Inc.	46,154	1,414,620
*	Mattel, Inc.	594,563	12,664,192
	McDonald's Corp.	168,336	49,356,115
#	MDC Holdings, Inc.	189,048	9,694,381
#	Meritage Homes Corp.	110,232	16,419,056
	MGM Resorts International	339,195	17,220,930
*	Modine Manufacturing Co.	134,527	5,052,834
*	Mohawk Industries, Inc.	86,081	9,153,854
	Monarch Casino & Resort, Inc.	6,743	467,425

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Monro, Inc.	100,151	$3,670,534
*	Motorcar Parts of America, Inc.	62,427	559,970
#	Movado Group, Inc.	47,080	1,351,196
	Murphy USA, Inc.	89,104	27,357,601
	Nathan's Famous, Inc.	8,885	711,689
#*	National Vision Holdings, Inc.	172,545	3,732,148
	Newell Brands, Inc.	546,111	6,094,599
	NIKE, Inc., Class B	436,976	48,237,781
	Nobility Homes, Inc.	2,557	71,085
*	Noodles & Co.	3,938	14,374
	Nordstrom, Inc.	145,423	3,360,726
*	Norwegian Cruise Line Holdings Ltd.	215,125	4,747,809
*	NVR, Inc.	5,545	34,969,210
*	ODP Corp.	123,201	6,145,266
#*	Ollie's Bargain Outlet Holdings, Inc.	118,573	8,641,600
#*	ONE Group Hospitality, Inc.	6,673	49,180
*	OneSpaWorld Holdings Ltd.	4,539	58,303
#*	OneWater Marine, Inc., Class A	2,916	109,787
*	O'Reilly Automotive, Inc.	12,432	11,509,421
#*	Overstock.com, Inc.	153,353	5,592,784
#	Oxford Industries, Inc.	49,171	5,303,092
#	Papa John's International, Inc.	50,935	4,212,324
#	Patrick Industries, Inc.	69,640	6,027,342
#*	Penn Entertainment, Inc.	155,367	4,084,598
#	Penske Automotive Group, Inc.	241,111	38,920,138
*	Perdoceo Education Corp.	201,904	2,695,418
	PetMed Express, Inc.	39,873	584,139
*	Phinia, Inc.	78,873	2,237,627
#*	Planet Fitness, Inc., Class A	113,210	7,646,203
*	Playa Hotels & Resorts NV	377,141	3,077,471
#	Polaris, Inc.	131,180	17,819,491
#	Pool Corp.	56,425	21,708,954
#*	Potbelly Corp.	57,616	550,233
	PulteGroup, Inc.	452,420	38,179,724
#	Purple Innovation, Inc.	16,786	52,372
	PVH Corp.	123,224	11,045,799
#*	QuantumScape Corp.	137,152	1,825,493
#	Ralph Lauren Corp.	80,996	10,637,205
	RCI Hospitality Holdings, Inc.	15,909	1,109,653
	Red Rock Resorts, Inc., Class A	140,814	6,829,479
#*	Revolve Group, Inc.	23,802	469,375
#*	RH	53,640	20,821,439
#*	Rivian Automotive, Inc., Class A	49,639	1,372,022
	Rocky Brands, Inc.	19,860	399,583
	Ross Stores, Inc.	325,599	37,326,669
#*	Royal Caribbean Cruises Ltd.	190,799	20,818,079
*	Sally Beauty Holdings, Inc.	181,269	2,169,790
*	SeaWorld Entertainment, Inc.	155,945	8,634,675
	Service Corp. International	493,717	32,906,238
*	Shake Shack, Inc., Class A	44,856	3,483,517
#	Shoe Carnival, Inc.	88,622	2,358,231
#	Signet Jewelers Ltd.	152,601	12,282,854
#*	Six Flags Entertainment Corp.	52,696	1,259,434
*	Skechers USA, Inc., Class A	282,853	15,720,970
*	Skyline Champion Corp.	149,453	10,410,896
#*	Sleep Number Corp.	62,361	1,726,776
#	Smith & Wesson Brands, Inc.	165,557	2,107,541
	Sonic Automotive, Inc., Class A	84,938	4,067,681
#*	Sonos, Inc.	153,425	2,629,704

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Sportsman's Warehouse Holdings, Inc.	111,297	$701,171
	Standard Motor Products, Inc.	56,461	2,155,116
	Starbucks Corp.	261,927	26,603,925
	Steven Madden Ltd.	203,023	6,776,908
#*	Stitch Fix, Inc., Class A	103,829	530,566
*	Stoneridge, Inc.	95,048	1,942,781
	Strategic Education, Inc.	64,691	4,858,294
*	Strattec Security Corp.	8,355	195,423
*	Stride, Inc.	129,712	4,956,296
	Superior Group of Cos., Inc.	78,173	737,171
*	Superior Industries International, Inc.	101,665	372,094
*	Sweetgreen, Inc., Class A	19,739	297,467
*	Sypris Solutions, Inc.	5,324	10,382
*»	Tandy Leather Factory, Inc.	825	3,457
	Tapestry, Inc.	534,326	23,056,167
*	Taylor Morrison Home Corp.	329,873	15,972,451
	Tempur Sealy International, Inc.	477,981	21,332,292
*	Tesla, Inc.	437,697	117,053,309
#	Texas Roadhouse, Inc.	125,353	13,983,127
#	Thor Industries, Inc.	92,300	10,659,727
#*	Tile Shop Holdings, Inc.	17,747	112,871
#*	Tilly's, Inc., Class A	70,488	611,131
	TJX Cos., Inc.	681,383	58,960,071
	Toll Brothers, Inc.	283,295	22,757,087
*	TopBuild Corp.	118,731	32,523,983
#*	Topgolf Callaway Brands Corp.	120,255	2,401,492
#	Tractor Supply Co.	190,565	42,684,654
»	Travel & Leisure Co.	144,276	5,876,361
*	Tri Pointe Homes, Inc.	343,264	10,943,256
*	Ulta Beauty, Inc.	61,020	27,141,696
*	Under Armour, Inc., Class A	166,422	1,341,361
*	Under Armour, Inc., Class C	337,049	2,500,904
*	Unifi, Inc.	78,707	622,572
#*	Universal Electronics, Inc.	44,678	499,053
*	Universal Technical Institute, Inc.	97,660	710,965
#	Upbound Group, Inc.	156,114	5,406,228
*	Urban Outfitters, Inc.	275,313	10,013,134
	Vail Resorts, Inc.	50,995	12,008,813
	Valvoline, Inc.	334,586	12,704,230
*	Vera Bradley, Inc.	83,114	560,188
	VF Corp.	266,180	5,273,026
#*	Victoria's Secret & Co.	51,522	1,055,686
#*	Vince Holding Corp.	3,562	10,330
#*	Vista Outdoor, Inc.	183,916	5,572,655
*	Visteon Corp.	64,948	10,007,837
#*	VOXX International Corp.	82,262	760,101
#*	Wayfair, Inc., Class A	73,248	5,703,822
#	Wendy's Co.	622,228	13,371,680
#	Weyco Group, Inc.	26,365	719,765
#	Whirlpool Corp.	120,285	17,352,314
#	Williams-Sonoma, Inc.	224,034	31,060,074
#	Wingstop, Inc.	41,509	6,997,587
	Winmark Corp.	7,748	2,816,088
#	Winnebago Industries, Inc.	85,156	5,858,733
	Wolverine World Wide, Inc.	99,989	1,266,861
#*	Worksport Ltd.	11,456	40,211
	Wyndham Hotels & Resorts, Inc.	109,334	8,519,305
	Wynn Resorts Ltd.	73,771	8,039,564
#*	XPEL, Inc.	4,316	350,589

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	YETI Holdings, Inc.	64,802	$2,760,565
	Yum! Brands, Inc.	109,405	15,061,786
*	Zumiez, Inc.	42,911	809,301
TOTAL CONSUMER DISCRETIONARY			3,318,163,326
CONSUMER STAPLES — (6.1%)
	Albertsons Cos., Inc., Class A	132,404	2,877,139
#	Alico, Inc.	26,214	678,943
	Altria Group, Inc.	525,734	23,878,838
	Andersons, Inc.	104,445	5,099,005
	Archer-Daniels-Midland Co.	390,133	33,145,700
	B&G Foods, Inc.	98,683	1,308,537
*	BellRing Brands, Inc.	243,570	8,756,341
*	BJ's Wholesale Club Holdings, Inc.	216,639	14,365,332
#*	Boston Beer Co., Inc. , Class A	19,989	7,424,714
#*	Bridgford Foods Corp.	11,491	135,824
#	Brown-Forman Corp., Class A	59,147	4,253,261
#	Brown-Forman Corp., Class B	310,975	21,954,835
	Bunge Ltd.	258,376	28,077,720
#	Calavo Growers, Inc.	38,797	1,463,811
	Cal-Maine Foods, Inc.	119,025	5,497,765
	Campbell Soup Co.	467,678	21,429,006
	Casey's General Stores, Inc.	110,650	27,956,829
*	Celsius Holdings, Inc.	10,117	1,463,930
#*	Central Garden & Pet Co.	40,949	1,657,616
*	Central Garden & Pet Co., Class A	134,388	5,136,309
*	Chefs' Warehouse, Inc.	91,602	3,328,817
	Church & Dwight Co., Inc.	224,890	21,515,226
	Clorox Co.	129,663	19,641,351
	Coca-Cola Co.	1,782,038	110,361,613
	Coca-Cola Consolidated, Inc.	26,301	16,659,316
	Colgate-Palmolive Co.	265,280	20,230,253
	Conagra Brands, Inc.	435,771	14,297,647
	Constellation Brands, Inc., Class A	62,682	17,099,650
	Costco Wholesale Corp.	193,669	108,584,398
*	Coty, Inc., Class A	1,075,528	12,949,357
*	Darling Ingredients, Inc.	394,494	27,318,709
	Dollar General Corp.	188,749	31,872,156
*	Dollar Tree, Inc.	305,601	47,163,402
*	Duckhorn Portfolio, Inc.	140,242	1,764,244
	Edgewell Personal Care Co.	126,236	4,974,961
*	elf Beauty, Inc.	101,357	11,830,389
	Energizer Holdings, Inc.	120,526	4,302,778
	Estee Lauder Cos., Inc., Class A	82,890	14,920,200
#*	Farmer Bros Co.	45,135	135,405
#	Flowers Foods, Inc.	629,426	15,553,116
	Fresh Del Monte Produce, Inc.	152,737	4,059,749
*	Fresh Market, Inc.	18,803	0
#*	Freshpet, Inc.	43,650	3,210,021
	General Mills, Inc.	390,496	29,185,671
*	Grocery Outlet Holding Corp.	92,310	3,087,770
*	Hain Celestial Group, Inc.	268,114	3,397,004
#*	Herbalife Ltd.	84,888	1,378,581
	Hershey Co.	140,242	32,439,377
#*	Honest Co., Inc.	3,416	5,158
#	Hormel Foods Corp.	474,828	19,410,969
*	Hostess Brands, Inc.	328,321	7,892,837
	Ingles Markets, Inc., Class A	39,049	3,311,355
	Ingredion, Inc.	159,753	17,774,119

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Inter Parfums, Inc.	72,071	$10,778,939
#	J & J Snack Foods Corp.	42,031	6,738,410
	J M Smucker Co.	123,946	18,672,465
	John B Sanfilippo & Son, Inc.	34,146	3,718,841
	Kellogg Co.	404,698	27,070,249
	Keurig Dr Pepper, Inc.	203,351	6,915,968
	Kimberly-Clark Corp.	118,509	15,299,512
	Kraft Heinz Co.	227,544	8,232,542
	Kroger Co.	1,328,188	64,603,064
	Lamb Weston Holdings, Inc.	180,850	18,741,485
	Lancaster Colony Corp.	57,748	11,123,997
#	Lifevantage Corp.	21,105	106,791
*	Lifeway Foods, Inc.	25,136	163,887
#	Limoneira Co.	41,918	650,567
#	Mannatech, Inc.	462	5,336
	McCormick & Co., Inc.	226,419	20,259,972
#	McCormick & Co., Inc.	6,660	586,813
	Medifast, Inc.	40,157	4,091,597
#	MGP Ingredients, Inc.	62,697	7,148,085
#*	Mission Produce, Inc.	7,767	90,253
	Molson Coors Beverage Co., Class B	185,337	12,930,962
	Mondelez International, Inc., Class A	545,190	40,414,935
*	Monster Beverage Corp.	166,864	9,593,011
#*	National Beverage Corp.	153,467	8,110,731
*	Natural Alternatives International, Inc.	16,951	122,047
	Natural Grocers by Vitamin Cottage, Inc., Class C	63,759	793,800
	Natural Health Trends Corp.	16,960	98,707
*	Nature's Sunshine Products, Inc.	48,329	674,190
	Nu Skin Enterprises, Inc., Class A	52,964	1,556,612
	Oil-Dri Corp. of America	13,370	839,235
	PepsiCo, Inc.	986,623	184,952,348
*	Performance Food Group Co.	140,615	8,403,152
	Philip Morris International, Inc.	329,158	32,823,636
*	Pilgrim's Pride Corp.	257,979	6,390,140
*	Post Holdings, Inc.	204,060	17,406,318
	PriceSmart, Inc.	70,222	5,458,356
	Procter & Gamble Co.	1,537,814	240,360,328
	Reynolds Consumer Products, Inc.	18,520	512,634
*	Rocky Mountain Chocolate Factory, Inc.	12,203	72,242
	Seaboard Corp.	1,310	4,722,550
#*	Seneca Foods Corp., Class A	23,166	893,397
*»	Seneca Foods Corp., Class B	1,999	75,842
*	Simply Good Foods Co.	221,076	8,557,852
*»	Sovos Brands, Inc.	29,706	528,767
	SpartanNash Co.	114,528	2,570,008
#	Spectrum Brands Holdings, Inc.	148,410	11,636,828
#*	Sprouts Farmers Market, Inc.	315,552	12,385,416
	Sysco Corp.	396,096	30,226,086
	Target Corp.	430,413	58,738,462
#*	Thorne HealthTech, Inc.	10,386	62,004
	Tootsie Roll Industries, Inc.	96,876	3,377,097
*	TreeHouse Foods, Inc.	137,981	7,121,199
	Turning Point Brands, Inc.	39,692	946,654
	Tyson Foods, Inc., Class A	317,209	17,674,885
*	U.S. Foods Holding Corp.	427,399	18,262,759
*	United Natural Foods, Inc.	138,267	2,875,954
	United-Guardian, Inc.	4,655	38,171
	Universal Corp.	73,587	3,721,295
*	USANA Health Sciences, Inc.	73,690	4,783,218

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	Utz Brands, Inc.	4,172	$69,881
	Vector Group Ltd.	248,808	3,264,361
	Village Super Market, Inc., Class A	29,418	684,851
*	Vital Farms, Inc.	2,960	34,632
#	Walgreens Boots Alliance, Inc.	372,338	11,158,970
	Walmart, Inc.	845,272	135,125,182
#	WD-40 Co.	30,320	6,958,440
#	Weis Markets, Inc.	66,046	4,381,492
*	Whole Earth Brands, Inc.	3,012	12,199
*	Willamette Valley Vineyards, Inc.	6,260	37,560
TOTAL CONSUMER STAPLES			1,993,655,223
ENERGY — (5.9%)
	Adams Resources & Energy, Inc.	7,057	244,384
#*	Amplify Energy Corp.	36,761	269,826
	Antero Midstream Corp.	810,238	9,674,242
#*	Antero Resources Corp.	525,341	14,052,872
	APA Corp.	137,496	5,567,213
	Archrock, Inc.	727,672	8,484,656
	Ardmore Shipping Corp.	125,062	1,760,873
	Baker Hughes Co.	445,812	15,955,611
*	Battalion Oil Corp.	7,657	64,166
*	Baytex Energy Corp.	58,946	238,142
	Berry Corp.	211,556	1,650,137
*	Bristow Group, Inc.	40,377	1,242,400
	Cactus, Inc., Class A	81,136	4,120,086
#	California Resources Corp.	105,904	5,649,978
#*	Callon Petroleum Co.	126,015	4,733,123
*	Centrus Energy Corp., Class A	500	18,800
#	ChampionX Corp.	366,543	13,048,931
	Cheniere Energy, Inc.	107,587	17,414,032
#	Chesapeake Energy Corp.	170,243	14,358,295
	Chevron Corp.	1,119,772	183,261,886
	Chord Energy Corp.	34,852	5,466,188
	Civitas Resources, Inc.	1,368	102,408
*	Clean Energy Fuels Corp.	618,330	3,048,367
#*	CNX Resources Corp.	605,909	12,360,544
#	Comstock Resources, Inc.	335,382	4,276,120
	ConocoPhillips	1,162,116	136,804,296
#	CONSOL Energy, Inc.	66,833	4,980,395
#	Core Laboratories, Inc.	35,691	927,609
	Coterra Energy, Inc.	1,374,026	37,840,676
#	CVR Energy, Inc.	173,685	6,381,187
	Delek U.S. Holdings, Inc.	162,748	4,490,217
*	Denbury, Inc.	70,660	6,211,721
	Devon Energy Corp.	875,136	47,257,344
	DHT Holdings, Inc.	495,445	4,880,133
	Diamondback Energy, Inc.	239,168	35,234,230
*	DMC Global, Inc.	28,980	546,563
	Dorian LPG Ltd.	125,558	3,734,095
*	Dril-Quip, Inc.	98,693	2,555,162
*	DT Midstream, Inc.	94,880	5,077,978
	Energy Services of America Corp.	9,814	27,774
	EnLink Midstream LLC	705,068	8,178,789
	EOG Resources, Inc.	415,229	55,030,299
	Epsilon Energy Ltd.	67,458	407,446
#	EQT Corp.	408,230	17,219,141
	Equitrans Midstream Corp.	953,012	9,882,734
#	Evolution Petroleum Corp.	76,644	715,855

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Expro Group Holdings NV	35,410	$785,748
	Exxon Mobil Corp.	3,245,135	348,008,277
*	Forum Energy Technologies, Inc.	14,058	382,518
*	Geospace Technologies Corp.	49,246	394,460
*	Green Plains, Inc.	132,380	4,700,814
*	Gulf Island Fabrication, Inc.	69,150	234,419
*	Gulfport Energy Corp.	5,645	578,330
*	Hallador Energy Co.	9,905	91,324
	Halliburton Co.	1,019,970	39,860,428
*	Helix Energy Solutions Group, Inc.	472,602	4,536,979
	Helmerich & Payne, Inc.	251,880	11,276,668
	Hess Corp.	368,513	55,914,477
	HF Sinclair Corp.	407,621	21,232,978
*	Independence Contract Drilling, Inc.	738	2,332
	International Seaways, Inc.	68,041	2,918,278
	Kinder Morgan, Inc.	918,203	16,261,375
*	Kosmos Energy Ltd.	875,913	6,218,982
	Liberty Energy, Inc.	208,356	3,431,623
#*	Lightbridge Corp.	9,276	61,593
#	Magnolia Oil & Gas Corp., Class A	301,682	6,682,256
*	Mammoth Energy Services, Inc.	4,771	23,330
	Marathon Oil Corp.	908,152	23,857,153
	Marathon Petroleum Corp.	577,227	76,782,736
#	Matador Resources Co.	305,453	16,992,350
	Mexco Energy Corp.	305	3,983
	Murphy Oil Corp.	376,366	16,285,357
#*	Nabors Industries Ltd.	21,570	2,642,109
	NACCO Industries, Inc., Class A	14,486	535,837
*	Natural Gas Services Group, Inc.	48,452	498,571
*	NCS Multistage Holdings, Inc.	1,988	38,965
#	New Fortress Energy, Inc.	65,746	1,877,048
*	Newpark Resources, Inc.	316,153	1,745,165
*	NexTier Oilfield Solutions, Inc.	448,041	5,340,649
#*	Nine Energy Service, Inc.	29,352	147,641
#*	Noble Corp. PLC	42,479	2,220,377
#	Nordic American Tankers Ltd.	516,684	2,268,243
#	Northern Oil & Gas, Inc.	35,589	1,401,139
	NOV, Inc.	319,314	6,411,825
	Occidental Petroleum Corp.	871,184	54,997,846
*	Oceaneering International, Inc.	248,575	5,580,509
*	Oil States International, Inc.	92,249	741,682
	ONEOK, Inc.	501,921	33,648,784
*	Overseas Shipholding Group, Inc., Class A	234,750	960,127
#	Ovintiv, Inc.	341,613	15,744,943
*	Par Pacific Holdings, Inc.	125,529	3,951,653
	Patterson-UTI Energy, Inc.	513,716	8,137,261
	PBF Energy, Inc., Class A	309,264	14,671,484
	PDC Energy, Inc.	291,295	22,106,378
#	Peabody Energy Corp.	174,876	3,924,217
#	Permian Resources Corp.	521,351	6,094,593
	Phillips 66	262,444	29,275,628
	PHX Minerals, Inc.	30,211	97,582
	Pioneer Natural Resources Co.	151,418	34,170,500
*	PrimeEnergy Resources Corp.	3,139	301,846
*	ProPetro Holding Corp.	314,008	3,278,244
	Range Resources Corp.	704,611	22,145,924
*	Ranger Energy Services, Inc.	17,872	187,656
*	REX American Resources Corp.	51,060	1,890,241
	Riley Exploration Permian, Inc.	600	22,470

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	RPC, Inc.	390,669	$3,250,366
#	SandRidge Energy, Inc.	46,447	793,315
	Schlumberger NV	730,852	42,637,906
	Scorpio Tankers, Inc.	139,897	6,580,755
*	SEACOR Marine Holdings, Inc.	62,452	717,573
#	Select Water Solutions, Inc., Class A	316,038	2,657,880
#	SFL Corp. Ltd.	356,255	3,512,674
	Sitio Royalties Corp., Class A	16,723	457,207
	SM Energy Co.	254,044	9,219,257
	Solaris Oilfield Infrastructure, Inc., Class A	90,630	990,586
*	Southwestern Energy Co.	2,142,073	13,880,633
#*	Stabilis Solutions, Inc.	2,409	10,166
#*	Talos Energy, Inc.	139,440	2,231,040
	Targa Resources Corp.	296,572	24,315,938
*	TechnipFMC PLC	621,951	11,406,581
*	Teekay Corp.	116,136	773,466
	Teekay Tankers Ltd., Class A	90,656	3,953,508
*	TETRA Technologies, Inc.	61,518	276,216
#	Texas Pacific Land Corp.	5,195	7,825,228
*	Tidewater, Inc.	102,784	6,486,698
#*	Transocean Ltd.	535,079	4,708,695
*	U.S. Silica Holdings, Inc.	222,342	2,892,669
*	Valaris Ltd.	60,447	4,642,330
	Valero Energy Corp.	391,824	50,510,032
#*	Vital Energy, Inc.	34,314	1,811,093
	Vitesse Energy, Inc.	57,236	1,441,775
#*	W&T Offshore, Inc.	124,050	543,339
*	Weatherford International PLC	96,377	8,008,929
	Williams Cos., Inc.	991,951	34,172,712
	World Kinect Corp.	175,659	3,959,354
TOTAL ENERGY			1,914,690,750
FINANCIALS — (14.7%)
	1st Source Corp.	82,841	3,885,243
#*	Acacia Research Corp.	153,892	614,029
#	ACNB Corp.	20,654	716,694
	Affiliated Managers Group, Inc.	67,784	9,397,574
*	Affinity Bancshares, Inc.	8,758	123,926
*	Affirm Holdings, Inc.	69,110	1,340,043
	Aflac, Inc.	404,788	29,282,364
#	Alerus Financial Corp.	3,091	61,140
	Allstate Corp.	302,313	34,064,629
	Ally Financial, Inc.	643,804	19,661,774
	Amalgamated Financial Corp.	14,918	297,763
	A-Mark Precious Metals, Inc.	60,130	2,452,703
*	Ambac Financial Group, Inc.	100,537	1,421,593
	Amerant Bancorp, Inc.	6,360	126,055
*	American Equity Investment Life Holding Co.	227,817	12,226,938
	American Express Co.	509,806	86,096,037
	American Financial Group, Inc.	164,262	19,975,902
	American International Group, Inc.	510,260	30,758,473
	American National Bankshares, Inc.	31,387	1,295,655
	Ameriprise Financial, Inc.	151,811	52,898,543
	Ameris Bancorp	201,627	8,801,019
	AMERISAFE, Inc.	53,400	2,783,208
	AmeriServ Financial, Inc.	21,821	72,009
#	Ames National Corp.	26,867	517,458
	Aon PLC, Class A	67,495	21,497,157
	Apollo Global Management, Inc.	158,216	12,927,829

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Arch Capital Group Ltd.	457,069	$35,509,691
	Ares Management Corp., Class A	57,354	5,690,664
#	Argo Group International Holdings Ltd.	89,352	2,653,754
	Arrow Financial Corp.	45,287	911,174
	Arthur J Gallagher & Co.	95,579	20,530,369
#	Artisan Partners Asset Management, Inc., Class A	144,282	5,986,260
*	Ashford, Inc.	703	6,608
*	AssetMark Financial Holdings, Inc.	10,973	328,093
	Associated Banc-Corp.	338,868	6,421,549
	Associated Capital Group, Inc., Class A	6,655	246,568
	Assurant, Inc.	119,482	16,071,524
	Assured Guaranty Ltd.	194,273	11,613,640
*	Atlantic American Corp.	17,563	32,140
	Atlantic Union Bankshares Corp.	193,530	6,189,089
#*	Atlanticus Holdings Corp.	36,049	1,467,194
	Auburn National BanCorp, Inc.	5,123	113,731
*	Avantax, Inc.	75,507	1,954,121
*»	AvidXchange Holdings, Inc.	117,241	1,454,961
	Axis Capital Holdings Ltd.	186,997	10,307,275
*	Axos Financial, Inc.	164,349	7,724,403
	B Riley Financial, Inc.	15,134	840,391
	Banc of California, Inc.	145,540	2,068,123
#	BancFirst Corp.	85,674	8,558,833
*	Bancorp, Inc.	193,948	7,350,629
	Bank of America Corp.	3,352,939	107,294,048
#	Bank of Hawaii Corp.	99,009	5,656,384
	Bank of Marin Bancorp	41,251	865,446
	Bank of New York Mellon Corp.	389,555	17,670,215
	Bank of NT Butterfield & Son Ltd.	121,174	3,893,321
#	Bank of South Carolina Corp.	10,128	143,818
	Bank of the James Financial Group, Inc.	8,408	92,740
#	Bank OZK	282,555	12,356,130
	Bank7 Corp.	971	25,693
	BankFinancial Corp.	64,787	581,139
	BankUnited, Inc.	215,540	6,431,714
	Bankwell Financial Group, Inc.	16,029	438,393
	Banner Corp.	83,217	3,961,961
	Bar Harbor Bankshares	38,730	1,057,716
#	BayCom Corp.	19,178	386,628
	BCB Bancorp, Inc.	45,724	587,553
*	Berkshire Hathaway, Inc., Class B	840,748	295,909,666
	Berkshire Hills Bancorp, Inc.	130,535	2,977,503
	BGC Group, Inc., Class A	714,273	3,399,939
	BlackRock, Inc.	68,631	50,708,014
#	Blackstone, Inc.	116,421	12,199,757
*	Block, Inc.	26,947	2,170,042
#*	Blue Foundry Bancorp	5,901	60,249
	Blue Ridge Bankshares, Inc.	2,343	19,751
*	BM Technologies, Inc.	14,728	44,331
	BOK Financial Corp.	121,206	10,797,030
	Bread Financial Holdings, Inc.	137,500	5,715,875
*	Bridgewater Bancshares, Inc.	38,692	414,391
*	Brighthouse Financial, Inc.	52,344	2,728,693
	Brightsphere Investment Group, Inc.	115,744	2,463,032
	Brookline Bancorp, Inc.	258,489	2,760,663
	Brown & Brown, Inc.	328,916	23,172,132
*	BRP Group, Inc., Class A	4,474	111,447
	Business First Bancshares, Inc.	6,960	142,332
	Byline Bancorp, Inc.	18,007	395,254

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	C&F Financial Corp.	9,438	$530,699
	Cadence Bank	361,767	9,062,263
*	California BanCorp	601	11,112
*»	California First Leasing Corp.	4,858	80,764
#	Cambridge Bancorp	7,369	453,488
#	Camden National Corp.	44,188	1,528,021
*	Cannae Holdings, Inc.	201,846	4,113,621
*	Cantaloupe, Inc.	4,641	35,782
	Capital Bancorp, Inc.	1,209	24,361
	Capital City Bank Group, Inc.	53,789	1,744,377
	Capital One Financial Corp.	244,403	28,600,039
	Capitol Federal Financial, Inc.	361,057	2,393,808
	Capstar Financial Holdings, Inc.	57,800	860,064
#	Carlyle Group, Inc.	54,907	1,957,435
*	Carter Bankshares, Inc.	4,512	66,281
*	Carver Bancorp, Inc.	1,913	5,261
#	Cass Information Systems, Inc.	37,009	1,404,492
	Cathay General Bancorp	177,022	6,733,917
	CB Financial Services, Inc.	469	10,740
	Cboe Global Markets, Inc.	76,244	10,649,762
#*»	CCUR Holdings, Inc.	4	12,000
	Central Pacific Financial Corp.	66,621	1,215,167
	Central Valley Community Bancorp	33,147	566,814
#	CF Bankshares, Inc.	6,476	116,827
	Charles Schwab Corp.	460,262	30,423,318
	Chemung Financial Corp.	10,517	448,655
	Chubb Ltd.	224,710	45,932,971
	Cincinnati Financial Corp.	188,721	20,302,605
	Citigroup, Inc.	998,090	47,568,969
#	Citizens & Northern Corp.	30,011	636,233
	Citizens Community Bancorp, Inc.	24,520	251,820
	Citizens Financial Group, Inc.	532,802	17,188,193
	Citizens Financial Services, Inc.	645	45,456
#	Citizens Holding Co.	5,685	66,856
#*	Citizens, Inc.	80,221	206,168
#	City Holding Co.	41,193	4,074,400
	Civista Bancshares, Inc.	38,222	697,169
	CME Group, Inc.	130,742	26,012,428
	CNA Financial Corp.	110,847	4,340,769
	CNB Financial Corp.	64,266	1,250,616
	CNO Financial Group, Inc.	170,411	4,382,971
#*	Coastal Financial Corp.	16,166	730,218
	Codorus Valley Bancorp, Inc.	25,045	550,740
#	Cohen & Steers, Inc.	131,992	8,488,406
*	Coinbase Global, Inc., Class A	15,014	1,480,531
	Colony Bankcorp, Inc.	32,274	345,977
	Columbia Banking System, Inc.	527,575	11,791,301
#*	Columbia Financial, Inc.	83,138	1,453,252
	Comerica, Inc.	239,185	12,906,423
	Commerce Bancshares, Inc.	271,224	14,423,692
#	Community Bank System, Inc.	142,098	7,649,135
	Community Trust Bancorp, Inc.	57,489	2,206,428
	Community West Bancshares	17,906	244,775
	ConnectOne Bancorp, Inc.	117,257	2,400,251
#*	Consumer Portfolio Services, Inc.	175,197	2,244,274
#	Crawford & Co., Class A	102,954	989,388
	Crawford & Co., Class B	65,775	546,590
#*	Credit Acceptance Corp.	55,363	30,815,046
#*	CrossFirst Bankshares, Inc.	14,577	170,114

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cullen/Frost Bankers, Inc.	113,352	$12,307,760
#*	Customers Bancorp, Inc.	80,900	3,396,182
#	CVB Financial Corp.	336,041	6,341,094
	Diamond Hill Investment Group, Inc.	11,882	2,156,702
	Dime Community Bancshares, Inc.	128,345	2,874,928
	Discover Financial Services	432,189	45,617,549
	Donegal Group, Inc., Class A	67,757	987,219
	Donegal Group, Inc., Class B	5,678	74,041
*	Donnelley Financial Solutions, Inc.	98,704	4,668,699
	Eagle Bancorp Montana, Inc.	17,152	226,063
	Eagle Bancorp, Inc.	54,110	1,498,847
	East West Bancorp, Inc.	257,210	16,001,034
	Eastern Bankshares, Inc.	6,070	85,708
#*	eHealth, Inc.	69,171	522,933
	Employers Holdings, Inc.	73,252	2,829,725
	Enact Holdings, Inc.	5,239	142,501
#*	Encore Capital Group, Inc.	85,781	4,589,283
*	Enova International, Inc.	130,591	7,194,258
*	Enstar Group Ltd.	45,885	11,741,054
	Enterprise Bancorp, Inc.	18,776	597,828
	Enterprise Financial Services Corp.	97,648	4,003,568
	Equitable Holdings, Inc.	605,725	17,378,250
	Equity Bancshares, Inc., Class A	46,665	1,267,421
	Erie Indemnity Co., Class A	56,755	12,597,340
	Esquire Financial Holdings, Inc.	17,523	875,186
	ESSA Bancorp, Inc.	19,001	315,797
	Essent Group Ltd.	178,380	8,847,648
*	Euronet Worldwide, Inc.	86,083	7,564,113
	Evans Bancorp, Inc.	14,380	427,374
	Evercore, Inc., Class A	111,649	15,079,314
	Everest Group Ltd.	54,089	19,499,625
	EVERTEC, Inc.	158,139	6,219,607
#*	EZCORP, Inc., Class A	158,564	1,436,590
#	F&G Annuities & Life, Inc.	32,157	842,513
	FactSet Research Systems, Inc.	43,092	18,746,744
#	Farmers & Merchants Bancorp, Inc.	8,932	190,430
	Farmers National Banc Corp.	51,693	710,779
	FB Financial Corp.	118,042	4,181,048
	Federal Agricultural Mortgage Corp., Class A	2,460	324,745
	Federal Agricultural Mortgage Corp., Class C	24,157	3,883,238
	Federated Hermes, Inc.	265,579	8,984,538
*	FFBW, Inc.	6,739	76,825
#	Fidelity D&D Bancorp, Inc.	5,497	278,918
	Fidelity National Financial, Inc.	481,649	18,866,191
	Fidelity National Information Services, Inc.	276,247	16,679,794
	Fifth Third Bancorp	780,570	22,714,587
	Financial Institutions, Inc.	75,203	1,442,394
*	Finwise Bancorp	2,811	27,829
	First American Financial Corp.	289,431	18,344,137
	First Bancorp	104,934	3,471,217
	First BanCorp	714,381	10,608,558
	First Bancorp, Inc.	31,057	819,594
#	First Bancshares, Inc.	41,311	1,293,447
#	First Bank	52,584	657,300
	First Busey Corp.	138,801	3,006,430
	First Business Financial Services, Inc.	26,280	893,257
#	First Capital, Inc.	6,938	260,175
	First Citizens BancShares, Inc., Class A	26,516	37,952,351
	First Commonwealth Financial Corp.	347,400	5,016,456

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Community Bankshares, Inc.	59,459	$1,999,606
#	First Community Corp.	19,898	392,985
	First Financial Bancorp	245,713	5,673,513
	First Financial Bankshares, Inc.	268,216	8,741,159
	First Financial Corp.	23,873	912,187
	First Financial Northwest, Inc.	22,460	271,766
	First Foundation, Inc.	95,516	698,222
	First Guaranty Bancshares, Inc.	6,919	89,393
	First Hawaiian, Inc.	40,771	843,552
	First Horizon Corp.	890,287	12,134,612
	First Internet Bancorp	23,535	530,479
	First Interstate BancSystem, Inc., Class A	131,633	3,781,816
	First Merchants Corp.	145,281	4,666,426
#	First Mid Bancshares, Inc.	41,255	1,262,816
#	First National Corp.	4,411	74,061
	First Northwest Bancorp	27,220	370,192
#	First of Long Island Corp.	60,911	849,099
#	First Savings Financial Group, Inc.	10,533	194,861
	First U.S. Bancshares, Inc.	11,301	102,048
	First United Corp.	18,660	320,206
*	First Western Financial, Inc.	5,714	118,508
	FirstCash Holdings, Inc.	104,652	9,971,243
*	Fiserv, Inc.	218,222	27,541,799
	Five Star Bancorp	1,394	34,404
*	FleetCor Technologies, Inc.	119,372	29,712,885
#	Flushing Financial Corp.	89,521	1,412,641
*	Flywire Corp.	33,999	1,160,726
	FNB Corp.	852,288	10,900,764
	FNCB Bancorp, Inc.	8,199	52,392
#	Franklin Financial Services Corp.	3,622	107,103
#	Franklin Resources, Inc.	247,976	7,250,818
	FS Bancorp, Inc.	25,306	784,486
	Fulton Financial Corp.	402,176	5,751,117
#*	FVCBankcorp, Inc.	10,699	137,589
*	Genworth Financial, Inc., Class A	585,940	3,433,608
	German American Bancorp, Inc.	72,475	2,135,113
#	Glacier Bancorp, Inc.	250,107	8,178,499
	Glen Burnie Bancorp	793	6,400
	Global Payments, Inc.	155,375	17,130,094
	Globe Life, Inc.	159,563	17,898,182
	Goldman Sachs Group, Inc.	169,100	60,177,617
#*	Goosehead Insurance, Inc., Class A	1,300	86,931
	Great Southern Bancorp, Inc.	37,798	2,091,363
*	Green Dot Corp., Class A	155,357	3,037,229
	Greene County Bancorp, Inc.	3,874	133,498
	Greenhill & Co., Inc.	39,752	584,354
#*	Greenlight Capital Re Ltd., Class A	80,185	824,302
#	Guaranty Bancshares, Inc.	23,127	735,207
#*	Hallmark Financial Services, Inc.	4,992	23,562
	Hamilton Lane, Inc., Class A	47,469	4,197,684
	Hancock Whitney Corp.	217,775	9,584,278
	Hanmi Financial Corp.	106,232	2,018,408
	Hanover Insurance Group, Inc.	95,739	10,864,462
	HarborOne Bancorp, Inc.	96,508	1,012,369
	Hartford Financial Services Group, Inc.	503,807	36,213,647
	Hawthorn Bancshares, Inc.	19,298	338,680
	HBT Financial, Inc.	2,138	42,418
#	HCI Group, Inc.	23,697	1,488,409
	Heartland Financial USA, Inc.	101,777	3,495,022

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Hennessy Advisors, Inc.	19,696	$138,069
	Heritage Commerce Corp.	146,053	1,402,109
	Heritage Financial Corp.	106,060	1,989,686
*	Heritage Global, Inc.	4,693	17,880
	Heritage Insurance Holdings, Inc.	46,587	210,107
#	Hilltop Holdings, Inc.	296,569	9,172,879
#	Hingham Institution For Savings	5,536	1,231,483
#	HMN Financial, Inc.	11,368	230,202
	Home Bancorp, Inc.	19,761	703,887
	Home BancShares, Inc.	415,260	10,094,971
	Home Federal Bancorp, Inc. of Louisiana	5,228	81,034
	HomeStreet, Inc.	57,218	526,406
	HomeTrust Bancshares, Inc.	14,545	353,589
	Hope Bancorp, Inc.	440,716	4,786,176
	Horace Mann Educators Corp.	135,991	4,097,409
	Horizon Bancorp, Inc.	107,089	1,326,833
	Houlihan Lokey, Inc.	98,343	9,819,549
	Huntington Bancshares, Inc.	1,813,776	22,200,618
*	I3 Verticals, Inc., Class A	5,358	134,004
#*	ICC Holdings, Inc.	4,514	71,908
	IF Bancorp, Inc.	6,461	100,339
	Independent Bank Corp.	116,634	7,027,198
	Independent Bank Corp.	58,262	1,203,693
	Independent Bank Group, Inc.	102,244	4,587,688
	Interactive Brokers Group, Inc., Class A	48,222	4,211,227
	Intercontinental Exchange, Inc.	244,598	28,079,850
	International Bancshares Corp.	202,040	10,029,266
*	International Money Express, Inc.	11,293	273,629
	Invesco Ltd.	402,890	6,768,552
	Investar Holding Corp.	26,149	388,313
	Investors Title Co.	5,343	836,447
	Jack Henry & Associates, Inc.	97,300	16,304,561
	Jackson Financial, Inc., Class A	34,412	1,136,284
	James River Group Holdings Ltd.	74,975	1,386,288
#	Janus Henderson Group PLC	273,421	8,024,906
	Jefferies Financial Group, Inc.	486,320	17,891,713
	JPMorgan Chase & Co.	1,979,363	312,660,179
#	Kearny Financial Corp.	202,545	1,739,862
	Kemper Corp.	131,872	6,721,516
	Kentucky First Federal Bancorp	16,790	106,449
	KeyCorp	1,039,211	12,792,687
	Kingstone Cos., Inc.	22,775	25,964
	Kinsale Capital Group, Inc.	24,672	9,193,527
	KKR & Co., Inc.	220,163	13,073,279
	Lake Shore Bancorp, Inc.	8,295	90,747
	Lakeland Bancorp, Inc.	160,464	2,424,611
#	Lakeland Financial Corp.	76,006	4,213,773
	Landmark Bancorp, Inc.	13,084	277,381
	Lazard Ltd., Class A	132,352	4,645,555
#	LCNB Corp.	30,267	530,581
*	LendingClub Corp.	202,033	1,695,057
*	LendingTree, Inc.	19,940	486,536
	Lincoln National Corp.	205,850	5,772,034
	Live Oak Bancshares, Inc.	106,357	4,027,740
	Loews Corp.	302,222	18,934,208
	LPL Financial Holdings, Inc.	131,126	30,075,059
	Luther Burbank Corp.	7,612	78,404
	M&T Bank Corp.	166,921	23,345,571
	Macatawa Bank Corp.	84,058	827,971

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Magyar Bancorp, Inc.	10,243	$115,439
#*	Maiden Holdings Ltd.	216,792	422,744
	MainStreet Bancshares, Inc.	3,548	84,691
*	Markel Group, Inc.	14,157	20,523,544
	MarketAxess Holdings, Inc.	36,476	9,820,069
*	Marqeta, Inc., Class A	128,754	718,447
	Marsh & McLennan Cos., Inc.	268,000	50,496,560
	Mastercard, Inc., Class A	544,581	214,717,397
#*	MBIA, Inc.	395,839	3,459,633
	Mercantile Bank Corp.	47,257	1,659,666
	Merchants Bancorp	6,449	203,853
	Mercury General Corp.	67,361	2,167,677
	Meridian Corp.	8,876	105,624
	MetLife, Inc.	319,114	20,094,609
#	Metrocity Bankshares, Inc.	4,558	97,724
*	Metropolitan Bank Holding Corp.	14,626	662,412
	MGIC Investment Corp.	310,234	5,193,317
	Mid Penn Bancorp, Inc.	9,006	211,641
#	Middlefield Banc Corp.	15,418	451,131
	Midland States Bancorp, Inc.	72,948	1,709,172
	Mid-Southern Bancorp, Inc.	754	9,644
*	Midwest Holding, Inc.	2,022	53,684
	MidWestOne Financial Group, Inc.	32,324	792,908
#	Moelis & Co., Class A	96,382	4,706,333
	Moody's Corp.	113,811	40,146,830
	Morgan Stanley	939,887	86,056,054
#	Morningstar, Inc.	72,325	16,669,466
*	Mr Cooper Group, Inc.	52,741	3,057,396
	MSCI, Inc.	25,759	14,117,993
#	MVB Financial Corp.	29,989	767,419
	Nasdaq, Inc.	523,164	26,414,550
	National Bank Holdings Corp., Class A	109,959	3,778,191
#	National Bankshares, Inc.	7,777	231,521
	National Western Life Group, Inc., Class A	11,084	4,673,790
	Navient Corp.	510,368	9,717,407
	NBT Bancorp, Inc.	131,659	4,897,715
	Nelnet, Inc., Class A	93,672	9,243,553
*	NerdWallet, Inc., Class A	54,567	611,696
	New York Community Bancorp, Inc.	2,977,347	41,295,803
*	NI Holdings, Inc.	24,329	338,903
#*	Nicholas Financial, Inc.	18,462	90,464
#	Nicolet Bankshares, Inc.	32,862	2,748,906
*	NMI Holdings, Inc., Class A	207,959	5,554,585
	Northeast Bank	24,203	1,153,031
#	Northeast Community Bancorp, Inc.	2,308	37,367
	Northern Trust Corp.	238,095	19,076,171
#	Northfield Bancorp, Inc.	164,282	2,000,955
	Northrim BanCorp, Inc.	16,807	803,375
#	Northwest Bancshares, Inc.	386,318	4,774,890
#	Norwood Financial Corp.	10,571	336,686
#	Oak Valley Bancorp	15,008	411,069
	OceanFirst Financial Corp.	169,145	3,151,171
#	Oconee Federal Financial Corp.	86	1,163
*	Ocwen Financial Corp.	1,835	61,950
	OFG Bancorp	152,842	5,118,679
	Ohio Valley Banc Corp.	8,757	214,371
	Old National Bancorp	556,406	9,475,594
#	Old Point Financial Corp.	7,052	149,502
	Old Republic International Corp.	628,536	17,328,738

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Old Second Bancorp, Inc.	59,103	$945,057
	OneMain Holdings, Inc.	293,578	13,351,927
	OP Bancorp	7,913	77,468
*	Open Lending Corp., Class A	21,984	248,199
*	Oportun Financial Corp.	5,100	31,365
	Oppenheimer Holdings, Inc., Class A	16,285	620,621
#*	OptimumBank Holdings, Inc.	179	564
	Orange County Bancorp, Inc.	1,169	52,652
	Origin Bancorp, Inc.	26,684	869,898
	Orrstown Financial Services, Inc.	28,231	660,605
*	Oscar Health, Inc., Class A	62,510	470,075
	Pacific Premier Bancorp, Inc.	240,466	6,141,502
	PacWest Bancorp	231,140	2,149,602
*	Palomar Holdings, Inc.	4,388	265,737
#	Park National Corp.	41,386	4,615,367
#	Parke Bancorp, Inc.	28,796	571,313
	Pathfinder Bancorp, Inc.	8,118	125,504
	Pathward Financial, Inc.	128,221	6,662,363
#*	Patriot National Bancorp, Inc.	5,433	51,016
*	Paymentus Holdings, Inc., Class A	5,000	56,450
*	Payoneer Global, Inc.	23,352	124,233
*	PayPal Holdings, Inc.	198,032	15,014,786
*	Paysafe Ltd.	89,884	1,081,305
	PCB Bancorp	22,984	375,099
	Peapack-Gladstone Financial Corp.	52,441	1,532,850
#	Penns Woods Bancorp, Inc.	18,588	501,318
#	PennyMac Financial Services, Inc.	72,724	5,471,027
	Peoples Bancorp of North Carolina, Inc.	17,920	395,674
	Peoples Bancorp, Inc.	102,513	2,887,791
#	Peoples Financial Services Corp.	8,101	374,185
	Pinnacle Financial Partners, Inc.	156,641	11,889,052
*	Pioneer Bancorp, Inc.	7,914	77,795
	Piper Sandler Cos.	47,791	6,994,691
#	PJT Partners, Inc., Class A	29,090	2,307,128
#	Plumas Bancorp	13,751	497,511
	PNC Financial Services Group, Inc.	200,864	27,496,273
#*	Ponce Financial Group, Inc.	68,303	630,437
	Popular, Inc.	209,318	15,186,021
*	PRA Group, Inc.	102,618	2,448,465
	Preferred Bank	44,080	2,912,806
	Premier Financial Corp.	111,794	2,421,458
	Primerica, Inc.	149,337	31,763,980
	Primis Financial Corp.	76,741	729,807
#	Princeton Bancorp, Inc.	15,499	463,575
	Principal Financial Group, Inc.	293,742	23,461,174
	ProAssurance Corp.	141,126	2,370,917
*	PROG Holdings, Inc.	137,016	5,560,109
	Progressive Corp.	142,919	18,004,936
	Prosperity Bancshares, Inc.	189,642	12,008,131
	Provident Bancorp, Inc.	43,546	420,654
	Provident Financial Holdings, Inc.	18,377	262,240
#	Provident Financial Services, Inc.	220,271	4,083,824
	Prudential Financial, Inc.	275,942	26,625,644
	QCR Holdings, Inc.	49,773	2,549,871
	Radian Group, Inc.	188,962	5,088,747
	Raymond James Financial, Inc.	272,319	29,974,152
	RBB Bancorp	23,880	350,320
#	Red River Bancshares, Inc.	775	37,983
	Regional Management Corp.	33,931	1,102,418

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Regions Financial Corp.	1,012,946	$20,633,710
	Reinsurance Group of America, Inc.	94,766	13,300,408
#*	Remitly Global, Inc.	9,560	184,317
	RenaissanceRe Holdings Ltd.	85,190	15,910,084
	Renasant Corp.	155,929	4,824,443
*	Repay Holdings Corp.	30,721	256,520
	Republic Bancorp, Inc., Class A	43,711	2,003,275
*	Rhinebeck Bancorp, Inc.	3,090	21,630
	Richmond Mutual BanCorp, Inc.	5,270	62,133
	Riverview Bancorp, Inc.	55,458	312,783
	RLI Corp.	99,196	13,233,738
*	Robinhood Markets, Inc., Class A	196,370	2,525,318
#*	Rocket Cos., Inc., Class A	37,784	412,979
#*	Root, Inc., Class A	752	8,189
	S&P Global, Inc.	106,122	41,866,190
	S&T Bancorp, Inc.	121,091	3,824,054
#*	Safeguard Scientifics, Inc.	52,105	80,242
	Safety Insurance Group, Inc.	45,485	3,274,920
	Salisbury Bancorp, Inc.	14,158	391,186
	Sandy Spring Bancorp, Inc.	98,645	2,413,843
	SB Financial Group, Inc.	18,347	252,271
	Seacoast Banking Corp. of Florida	71,438	1,765,233
*	Security National Financial Corp., Class A	42,854	365,973
	SEI Investments Co.	277,051	17,451,442
	Selective Insurance Group, Inc.	153,348	15,823,980
#	ServisFirst Bancshares, Inc.	135,057	8,060,202
#*	Shift4 Payments, Inc., Class A	67,793	4,677,039
	Shore Bancshares, Inc.	84,656	1,007,406
*	Siebert Financial Corp.	2,656	5,790
#	Sierra Bancorp	57,298	1,206,696
	Silvercrest Asset Management Group, Inc., Class A	27,562	574,392
	Simmons First National Corp., Class A	277,275	5,598,182
*	SiriusPoint Ltd.	400,172	3,737,606
	SLM Corp.	1,050,366	16,994,922
	SmartFinancial, Inc.	22,886	574,896
	Sound Financial Bancorp, Inc.	5,599	207,163
	South Plains Financial, Inc.	1,106	29,696
*	Southern First Bancshares, Inc.	22,417	676,545
	Southern Missouri Bancorp, Inc.	15,829	760,900
	Southern States Bancshares, Inc.	4,145	104,247
#	Southside Bancshares, Inc.	100,072	3,323,391
#	SouthState Corp.	146,699	11,394,111
	State Street Corp.	298,380	21,614,647
	Stellar Bancorp, Inc.	97,716	2,429,220
	StepStone Group, Inc., Class A	3,657	102,652
#*	Sterling Bancorp, Inc.	32,072	190,508
	Stewart Information Services Corp.	81,005	3,817,766
	Stifel Financial Corp.	201,037	12,773,891
#	Stock Yards Bancorp, Inc.	73,919	3,534,067
*	StoneX Group, Inc.	48,163	4,431,478
	Summit Financial Group, Inc.	17,934	404,591
	Summit State Bank	14,814	266,652
	Synchrony Financial	876,733	30,282,358
	Synovus Financial Corp.	358,093	12,139,353
	T Rowe Price Group, Inc.	209,783	25,857,853
	Territorial Bancorp, Inc.	24,002	284,064
*	Texas Capital Bancshares, Inc.	136,871	8,739,213
#	TFS Financial Corp.	316,921	4,598,524
*	Third Coast Bancshares, Inc.	1,735	35,880

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Timberland Bancorp, Inc.	22,178	$693,950
	Tiptree, Inc.	128,893	1,903,750
#*	Toast, Inc., Class A	98,969	2,184,246
	Tompkins Financial Corp.	36,687	2,207,090
	Towne Bank	182,977	4,625,659
	Tradeweb Markets, Inc., Class A	6,193	506,525
	Travelers Cos., Inc.	282,450	48,753,694
	TriCo Bancshares	95,113	3,555,324
#	Trinity Capital, Inc.	716	10,454
#*	Triumph Financial, Inc.	89,285	6,331,199
	Truist Financial Corp.	625,854	20,790,870
#*	Trupanion, Inc.	1,537	47,416
	TrustCo Bank Corp. NY	56,539	1,718,220
	Trustmark Corp.	172,595	4,532,345
	U.S. Bancorp	909,248	36,078,961
	U.S. Global Investors, Inc., Class A	9,655	30,799
	UMB Financial Corp.	116,592	8,278,032
*	Unico American Corp.	5,450	96
	Union Bankshares, Inc.	2,439	56,024
#	United Bancorp, Inc.	11,080	134,511
#	United Bancshares, Inc.	6,375	116,663
	United Bankshares, Inc.	330,509	11,052,221
#	United Community Banks, Inc.	240,321	6,986,131
#	United Fire Group, Inc.	71,995	1,730,760
	United Security Bancshares	42,847	318,782
	Unity Bancorp, Inc.	24,920	660,878
	Universal Insurance Holdings, Inc.	149,268	2,318,132
	Univest Financial Corp.	89,460	1,744,470
	Unum Group	321,974	15,651,156
*	USCB Financial Holdings, Inc.	3,781	41,440
*	Usio, Inc.	4,538	7,987
#	Valley National Bancorp	734,522	7,536,196
#	Value Line, Inc.	11,063	592,645
*	Velocity Financial, Inc.	7,160	88,641
	Veritex Holdings, Inc.	91,340	1,964,723
	Victory Capital Holdings, Inc., Class A	13,747	455,851
	Virginia National Bankshares Corp.	461	16,702
	Virtu Financial, Inc., Class A	188,084	3,490,839
	Virtus Investment Partners, Inc.	23,333	4,800,298
#	Visa, Inc., Class A	833,919	198,247,564
	Voya Financial, Inc.	250,373	18,592,699
	W R Berkley Corp.	317,457	19,583,922
#	Walker & Dunlop, Inc.	110,689	10,070,485
	Washington Federal, Inc.	175,486	5,447,085
	Washington Trust Bancorp, Inc.	36,053	1,155,859
	Waterstone Financial, Inc.	85,746	1,196,157
	Webster Financial Corp.	446,377	21,122,560
	Wells Fargo & Co.	1,746,400	80,613,824
	WesBanco, Inc.	177,364	4,967,966
#	West BanCorp, Inc.	53,638	1,075,978
	Westamerica BanCorp	67,149	3,303,059
	Western Alliance Bancorp	205,782	10,690,375
	Western New England Bancorp, Inc.	84,490	565,238
	Western Union Co.	597,017	7,271,667
	Westwood Holdings Group, Inc.	29,913	349,982
*	WEX, Inc.	61,986	11,737,049
	White Mountains Insurance Group Ltd.	7,435	11,502,094
	Willis Towers Watson PLC	101,246	21,396,317
	Wintrust Financial Corp.	142,496	12,020,963

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	WisdomTree, Inc.	345,356	$2,403,678
#*	World Acceptance Corp.	27,449	4,333,923
	WSFS Financial Corp.	167,206	7,315,262
	WVS Financial Corp.	2,157	26,790
	Zions Bancorp NA	271,529	10,385,984
TOTAL FINANCIALS			4,810,651,232
HEALTH CARE — (11.1%)
*	10X Genomics, Inc., Class A	43,981	2,769,923
*	2seventy bio, Inc.	3,993	30,307
	Abbott Laboratories	620,994	69,135,262
	AbbVie, Inc.	1,169,550	174,941,289
*	AC Immune SA	8,197	24,591
*	Acadia Healthcare Co., Inc.	258,146	20,401,278
*	Accolade, Inc.	136,912	2,056,418
*	Accuray, Inc.	79,188	337,341
#††	Achillion Pharmaceuticals, Inc.	448,234	121,023
#*	Actinium Pharmaceuticals, Inc.	1,549	11,029
#*	Acumen Pharmaceuticals, Inc.	5,118	37,873
#*	Adaptive Biotechnologies Corp.	93,098	785,747
*	Addus HomeCare Corp.	44,657	4,089,241
#*	Adicet Bio, Inc.	8,128	21,702
#††	Aduro Biotech, Inc.	19,543	48,467
	Agilent Technologies, Inc.	129,618	15,783,584
*	Agiliti, Inc.	200	3,434
#*	agilon health, Inc.	42,154	807,249
#*	Agios Pharmaceuticals, Inc.	171,007	4,535,106
#*	Akero Therapeutics, Inc.	30,839	1,338,413
»††	Albireo Pharma, Inc.	26,553	43,016
#*	Aldeyra Therapeutics, Inc.	7,311	59,329
*	Alector, Inc.	4,590	31,487
*	Align Technology, Inc.	21,911	8,279,948
*	Alkermes PLC	147,324	4,313,647
#*	Allakos, Inc.	50,570	272,067
*	Allogene Therapeutics, Inc.	72,859	361,381
#*	Allovir, Inc.	7,096	23,346
*	Alnylam Pharmaceuticals, Inc.	21,324	4,166,710
*	Alpha Teknova, Inc.	12,197	41,348
#*	Alpine Immune Sciences, Inc.	19,427	243,615
*	Altimmune, Inc.	25,496	84,392
*»	Amedisys, Inc.	78,552	7,135,664
*	American Shared Hospital Services	3,958	10,172
#*	American Well Corp., Class A	105,214	257,774
	AmerisourceBergen Corp.	188,916	35,308,400
	Amgen, Inc.	365,932	85,682,978
*	AMN Healthcare Services, Inc.	162,758	17,439,520
*	Amneal Pharmaceuticals, Inc.	30,297	96,950
#*	Amphastar Pharmaceuticals, Inc.	120,491	7,312,599
*	AN2 Therapeutics, Inc.	756	6,139
#*	AnaptysBio, Inc.	65,471	1,290,433
*	AngioDynamics, Inc.	107,553	934,636
*	ANI Pharmaceuticals, Inc.	43,723	2,297,644
*	Anika Therapeutics, Inc.	42,861	999,947
#*	Anixa Biosciences, Inc.	7,188	25,805
#*	Annovis Bio, Inc.	1,583	21,830
#*	Apollo Medical Holdings, Inc.	8,421	308,461
#*	Apyx Medical Corp.	70,022	391,423
#*	Arcturus Therapeutics Holdings, Inc.	9,456	330,582
#*	Arcus Biosciences, Inc.	46,485	925,051

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Arrowhead Pharmaceuticals, Inc.	25,098	$866,383
*	ARS Pharmaceuticals, Inc.	8,585	63,100
#*	Artivion, Inc.	129,202	2,250,699
*	Atara Biotherapeutics, Inc.	123,761	273,512
*	Athira Pharma, Inc.	11,173	32,625
*	AtriCure, Inc.	79,837	4,418,978
#	Atrion Corp.	4,902	2,748,110
*	aTyr Pharma, Inc.	19,666	38,545
*	Aura Biosciences, Inc.	2,185	26,002
*	Avanos Medical, Inc.	113,433	2,775,706
*	Avantor, Inc.	271,966	5,594,341
*	Avid Bioservices, Inc.	45,314	573,675
#*	Avidity Biosciences, Inc.	93,960	893,560
*	Avita Medical, Inc.	5,305	107,426
*	Axogen, Inc.	28,332	244,788
*	Axonics, Inc.	24,723	1,492,528
#*	Azenta, Inc.	60,229	2,829,558
	Baxter International, Inc.	369,577	16,715,968
#*	Beam Therapeutics, Inc.	18,269	563,964
	Becton Dickinson & Co.	85,776	23,898,909
*	BioAtla, Inc.	3,923	11,730
*	Biogen, Inc.	111,911	30,237,233
*	BioLife Solutions, Inc.	16,870	335,376
*	BioMarin Pharmaceutical, Inc.	91,526	8,047,881
*	Bio-Rad Laboratories, Inc., Class A	26,353	10,682,452
	Bio-Techne Corp.	113,600	9,474,240
#*	Bioventus, Inc., Class A	1,485	5,376
#*	Bluebird Bio, Inc.	110,452	434,076
*	Blueprint Medicines Corp.	32,033	2,114,178
*	Boston Scientific Corp.	348,414	18,065,266
	Bristol-Myers Squibb Co.	1,487,212	92,489,714
#*	Brookdale Senior Living, Inc.	332,977	1,172,079
	Bruker Corp.	267,725	18,398,062
*	C4 Therapeutics, Inc.	9,718	37,803
#*	Cara Therapeutics, Inc.	16,136	53,733
	Cardinal Health, Inc.	250,278	22,892,929
#*	CareCloud, Inc.	10,025	33,584
#*	CareDx, Inc.	18,015	196,544
*	Caribou Biosciences, Inc.	6,153	44,240
*	Castle Biosciences, Inc.	34,231	576,792
*	Catalent, Inc.	191,872	9,309,629
*	Catalyst Pharmaceuticals, Inc.	81,892	1,132,566
#*	Celcuity, Inc.	1,047	10,344
#*	Celldex Therapeutics, Inc.	70,854	2,505,397
*	Centene Corp.	375,289	25,553,428
#*	Certara, Inc.	62,449	1,215,882
*	Charles River Laboratories International, Inc.	62,975	13,195,781
	Chemed Corp.	40,296	20,997,843
*	Chinook Therapeutics, Inc.	21,057	825,013
	Cigna Group	249,677	73,679,683
*††	Clementia Pharmaceuticals, Inc.	1,000	0
#*	Codexis, Inc.	3,161	11,380
*	Cogent Biosciences, Inc.	31,404	407,938
#*	Collegium Pharmaceutical, Inc.	66,912	1,522,917
*	Community Health Systems, Inc.	102,387	449,479
*	Computer Programs & Systems, Inc.	30,358	795,987
#	CONMED Corp.	61,134	7,400,271
††	Contra Abiomed, Inc.	32,675	510,057
	Cooper Cos., Inc.	41,817	16,361,319

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Corcept Therapeutics, Inc.	184,305	$4,696,091
*	CorVel Corp.	53,434	10,930,459
*	Crinetics Pharmaceuticals, Inc.	7,600	144,400
#*	CRISPR Therapeutics AG	97,501	5,589,732
*	Cross Country Healthcare, Inc.	117,614	3,034,441
#*	CryoPort, Inc.	72,880	1,171,182
#*	Cue Biopharma, Inc.	49,761	190,087
*	Cullinan Oncology, Inc.	3,431	36,334
*	Cumberland Pharmaceuticals, Inc.	36,517	55,506
	CVS Health Corp.	789,188	58,944,452
#*	Cymabay Therapeutics, Inc.	47,933	625,526
#*	CytoSorbents Corp.	19,029	67,934
	Danaher Corp.	282,263	71,994,001
*	DaVita, Inc.	258,690	26,383,793
*	Decibel Therapeutics, Inc.	3,368	10,104
*	Deciphera Pharmaceuticals, Inc.	51,832	700,769
*	Denali Therapeutics, Inc.	111,571	3,171,964
	DENTSPLY SIRONA, Inc.	218,160	9,058,003
#*	Design Therapeutics, Inc.	3,511	28,580
*	DexCom, Inc.	44,108	5,494,092
*	Dominari Holdings, Inc.	2,213	6,772
#*	Doximity, Inc., Class A	25,241	901,861
#*	Dynavax Technologies Corp.	84,905	1,187,821
#*	Dyne Therapeutics, Inc.	2,399	29,220
*	Eagle Pharmaceuticals, Inc.	29,405	610,448
*	Edgewise Therapeutics, Inc.	11,223	81,816
#*	Editas Medicine, Inc.	236,571	2,077,093
*	Edwards Lifesciences Corp.	102,426	8,406,102
*	Elanco Animal Health, Inc.	401,473	4,845,779
*	Electromed, Inc.	13,044	133,049
	Elevance Health, Inc.	165,540	78,073,630
	Eli Lilly & Co.	538,596	244,818,812
	Embecta Corp.	28,455	607,230
*	Emergent BioSolutions, Inc.	83,685	575,753
#*	Enanta Pharmaceuticals, Inc.	39,333	746,147
	Encompass Health Corp.	293,851	19,402,982
#*	Enhabit, Inc.	125,125	1,717,966
*	Enovis Corp.	73,703	4,709,622
#	Ensign Group, Inc.	154,843	14,999,641
*	Envista Holdings Corp.	228,858	7,875,004
#*	enVVeno Medical Corp.	3,133	15,414
#*	Enzo Biochem, Inc.	189,133	279,917
*	Evolent Health, Inc., Class A	196,347	5,966,985
*	Exact Sciences Corp.	61,901	6,037,824
*	Exagen, Inc.	15,857	39,008
*	Exelixis, Inc.	449,245	8,854,619
#*	Eyenovia, Inc.	9,381	19,982
#*	Fate Therapeutics, Inc.	58,852	243,059
*	FONAR Corp.	27,736	468,184
*	Fortrea Holdings, Inc.	114,141	3,647,946
#*	Fulcrum Therapeutics, Inc.	22,479	85,870
#*	Fulgent Genetics, Inc.	34,116	1,324,724
#*	Gain Therapeutics, Inc.	10,218	40,565
*	GE HealthCare Technologies, Inc.	273,835	21,359,130
#*	Generation Bio Co.	20,825	105,791
	Gilead Sciences, Inc.	912,518	69,479,121
*	Glaukos Corp.	27,735	2,139,478
*	Globus Medical, Inc., Class A	148,608	8,956,604
*	GoodRx Holdings, Inc., Class A	54,097	499,856

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Great Elm Group, Inc.	40,024	$78,447
*	Haemonetics Corp.	109,830	10,130,719
*	Halozyme Therapeutics, Inc.	122,629	5,268,142
#*	Harmony Biosciences Holdings, Inc.	2,603	92,068
#*	Harrow Health, Inc.	15,553	343,410
*	Harvard Bioscience, Inc.	201,593	937,407
	HCA Healthcare, Inc.	64,579	17,617,797
*	Health Catalyst, Inc.	90,389	1,268,158
*	HealthEquity, Inc.	97,142	6,599,827
	HealthStream, Inc.	85,636	1,925,097
*	Henry Schein, Inc.	175,487	13,826,621
*	Hologic, Inc.	344,158	27,333,028
*	Horizon Therapeutics PLC	211,834	21,240,595
	Humana, Inc.	80,713	36,872,120
#*	ICU Medical, Inc.	2,821	502,646
*	Ideaya Biosciences, Inc.	34,669	775,199
*	IDEXX Laboratories, Inc.	56,273	31,216,321
*	Illumina, Inc.	17,609	3,383,569
#»††	IMARA, Inc.	6,186	1,485
*	ImmuCell Corp.	6,242	33,894
*	Immunic, Inc.	800	1,928
*	ImmunoGen, Inc.	1,800	32,076
*	Immunome, Inc.	2,656	19,017
*	ImmunoPrecise Antibodies Ltd.	2,251	5,740
#*	Immunovant, Inc.	5,958	136,021
#*	Inari Medical, Inc.	23,320	1,330,872
*	Incyte Corp.	61,966	3,948,474
*	InfuSystem Holdings, Inc.	40,643	419,436
#*	Innoviva, Inc.	193,893	2,627,250
*	Inogen, Inc.	37,638	307,502
#*	Inotiv, Inc.	21,220	154,482
#*	Inozyme Pharma, Inc.	2,075	10,583
*	Inspire Medical Systems, Inc.	1,310	377,031
*	Insulet Corp.	8,002	2,214,553
#*	Integer Holdings Corp.	82,556	7,634,779
*	Integra LifeSciences Holdings Corp.	209,087	9,507,186
*	Intellia Therapeutics, Inc.	124,669	5,277,239
*	Intuitive Surgical, Inc.	35,777	11,606,059
*	Iovance Biotherapeutics, Inc.	117,885	855,845
*	IQVIA Holdings, Inc.	211,682	47,365,964
	iRadimed Corp.	6,240	274,123
*	IRIDEX Corp.	15,940	32,518
*	Ironwood Pharmaceuticals, Inc.	334,665	3,711,435
*	iTeos Therapeutics, Inc.	46,411	652,539
*	Jazz Pharmaceuticals PLC	85,223	11,114,784
	Johnson & Johnson	1,897,167	317,832,388
#*	Joint Corp.	14,513	195,925
*	KalVista Pharmaceuticals, Inc.	24,536	247,814
#*	Karuna Therapeutics, Inc.	924	184,587
*	Kewaunee Scientific Corp.	6,314	95,341
#*	Kiniksa Pharmaceuticals Ltd., Class A	12,135	228,623
*	Kodiak Sciences, Inc.	4,129	12,346
*	KORU Medical Systems, Inc.	5,740	14,924
#*	Krystal Biotech, Inc.	8,190	1,057,329
*	Kura Oncology, Inc.	223,859	2,337,088
#*	Kymera Therapeutics, Inc.	8,082	176,834
	Laboratory Corp. of America Holdings	114,141	24,418,184
#*	Lantern Pharma, Inc.	3,159	14,626
*	Lantheus Holdings, Inc.	147,478	12,755,372

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Larimar Therapeutics, Inc.	4,948	$21,177
#	LeMaitre Vascular, Inc.	54,359	3,437,120
*	LENSAR, Inc.	35,748	117,253
#*	Lexicon Pharmaceuticals, Inc.	6,928	13,925
*	Ligand Pharmaceuticals, Inc.	51,684	3,459,210
*	LivaNova PLC	89,688	5,242,264
*	Lumos Pharma, Inc.	2,606	8,808
#*	MacroGenics, Inc.	72,489	345,773
*	Maravai LifeSciences Holdings, Inc., Class A	116,630	1,319,085
#*	Marinus Pharmaceuticals, Inc.	1,515	16,120
*	Masimo Corp.	49,872	6,099,346
*	MaxCyte, Inc.	4,906	21,930
	McKesson Corp.	44,935	18,081,844
*	MediciNova, Inc.	23,923	56,937
*	Medpace Holdings, Inc.	64,490	16,326,933
	Medtronic PLC	420,257	36,881,754
#*	MeiraGTx Holdings PLC	29,979	188,868
	Merck & Co., Inc.	1,861,625	198,542,306
*	Merit Medical Systems, Inc.	123,628	9,231,303
#*	Merrimack Pharmaceuticals, Inc.	34,774	417,636
	Mesa Laboratories, Inc.	5,632	724,613
*	Mettler-Toledo International, Inc.	22,640	28,469,121
#*	Milestone Pharmaceuticals, Inc.	6,885	22,239
*	Mirati Therapeutics, Inc.	43,944	1,330,185
*	Moderna, Inc.	79,211	9,319,966
#*	ModivCare, Inc.	45,020	1,969,175
*	Molina Healthcare, Inc.	106,356	32,384,338
#*	Monte Rosa Therapeutics, Inc.	2,190	15,483
#*	Morphic Holding, Inc.	13,689	776,577
*	Myriad Genetics, Inc.	166,557	3,722,549
	National HealthCare Corp.	35,089	2,070,953
#	National Research Corp.	41,021	1,760,211
#*	Nautilus Biotechnology, Inc.	15,798	51,975
*	NeoGenomics, Inc.	134,591	2,332,462
*	Neurocrine Biosciences, Inc.	42,269	4,306,788
#*	Nevro Corp.	28,459	711,190
#*	NextGen Healthcare, Inc.	139,067	2,312,684
#*	NGM Biopharmaceuticals, Inc.	20,893	49,516
#*	Nurix Therapeutics, Inc.	83,070	806,610
*	NuVasive, Inc.	113,212	4,665,467
#*	Olema Pharmaceuticals, Inc.	140,919	1,218,949
*	Omega Therapeutics, Inc.	2,616	14,623
*	OmniAb, Inc.	178,102	979,561
*»	OmniAb, Inc.	13,783	0
*»	OmniAb, Inc.	13,783	0
*	Omnicell, Inc.	69,193	4,369,538
#»††	Opiant Pharmaceuticals, Inc.	5,178	2,537
#*	OPKO Health, Inc.	98,807	183,781
#*	OptimizeRx Corp.	11,240	156,798
*	Option Care Health, Inc.	105,335	3,558,216
*	OraSure Technologies, Inc.	223,619	1,055,482
*	Organogenesis Holdings, Inc.	1,384	5,910
	Organon & Co.	190,085	4,178,068
*	Orthofix Medical, Inc.	76,544	1,507,151
*	OrthoPediatrics Corp.	600	25,050
#*	Outset Medical, Inc.	12,952	266,552
#*	Ovid therapeutics, Inc.	19,250	69,107
*	Owens & Minor, Inc.	235,824	4,537,254
*	Pacific Biosciences of California, Inc.	108,740	1,436,455

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Pacira BioSciences, Inc.	60,470	$2,198,084
	Patterson Cos., Inc.	192,518	6,331,917
#*††	PDL BioPharma, Inc.	458,319	844,499
#*	PDS Biotechnology Corp.	4,591	26,238
*	Pediatrix Medical Group, Inc.	132,247	1,815,751
*	Pennant Group, Inc.	85,823	985,248
#*	Penumbra, Inc.	9,215	2,795,462
	Perrigo Co. PLC	163,545	5,992,289
*	Personalis, Inc.	1,781	4,203
*	PetIQ, Inc.	35,438	593,232
	Pfizer, Inc.	3,914,907	141,171,546
*	PharmaCyte Biotech, Inc.	4,744	12,619
	Phibro Animal Health Corp., Class A	62,851	910,082
*	Phreesia, Inc.	13,147	417,023
#*	PMV Pharmaceuticals, Inc.	39,512	258,408
#*	Portage Biotech, Inc.	1,467	4,724
#*	Poseida Therapeutics, Inc.	35,648	61,671
	Premier, Inc., Class A	241,931	6,713,585
*	Prestige Consumer Healthcare, Inc.	131,063	8,546,618
#*	Pro-Dex, Inc.	6,861	123,498
#*	Progyny, Inc.	6,601	275,658
*	Protagonist Therapeutics, Inc.	54,306	1,053,536
*	Protara Therapeutics, Inc.	2,966	7,682
#*	Prothena Corp. PLC	132,959	9,156,886
#	Psychemedics Corp.	7,568	37,537
*	Puma Biotechnology, Inc.	9,918	35,903
*	Pyxis Oncology, Inc.	4,821	12,438
*	Quanterix Corp.	15,067	374,264
	Quest Diagnostics, Inc.	151,722	20,514,332
#*	R1 RCM, Inc.	20,295	350,698
*	RadNet, Inc.	122,856	4,064,076
*	Rallybio Corp.	864	5,167
#*	RAPT Therapeutics, Inc.	3,558	85,036
*	Recursion Pharmaceuticals, Inc., Class A	23,990	338,739
*	Regeneron Pharmaceuticals, Inc.	58,963	43,745,239
*	REGENXBIO, Inc.	83,019	1,577,361
#*	Relay Therapeutics, Inc.	114,026	1,436,728
#*	Reneo Pharmaceuticals, Inc.	1,125	9,034
*	Repare Therapeutics, Inc.	1,049	9,651
*	Repligen Corp.	45,396	7,788,138
*	Replimune Group, Inc.	151,103	3,183,740
	ResMed, Inc.	101,037	22,465,577
*	REVOLUTION Medicines, Inc.	62,681	1,645,376
	Revvity, Inc.	127,578	15,685,715
*	Rocket Pharmaceuticals, Inc.	62,948	1,136,211
*	Rockwell Medical, Inc.	214	764
	Royalty Pharma PLC, Class A	24,444	767,053
#*	Sage Therapeutics, Inc.	39,597	1,373,224
#*	Sangamo Therapeutics, Inc.	110,193	144,904
*	Sarepta Therapeutics, Inc.	27,558	2,987,012
#*	Scholar Rock Holding Corp.	12,012	85,285
#*	Schrodinger, Inc.	17,535	917,256
#*	scPharmaceuticals, Inc.	9,561	80,599
*	Seagen, Inc.	48,429	9,287,714
*	Seer, Inc., Class A	8,431	42,661
	Select Medical Holdings Corp.	486,830	14,609,768
#*	Semler Scientific, Inc.	325	7,979
#*	Sensus Healthcare, Inc.	22,487	67,461
*	Shattuck Labs, Inc.	5,596	14,270

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Shockwave Medical, Inc.	1,007	$262,424
*	SI-BONE, Inc.	29,736	765,999
#	SIGA Technologies, Inc.	24,551	140,923
#	Simulations Plus, Inc.	10,642	529,972
*	Soleno Therapeutics, Inc.	4,635	23,639
#*	Solid Biosciences, Inc.	5,023	21,649
#*	SomaLogic, Inc.	58,496	143,315
#*	Sotera Health Co.	153,160	2,906,977
#*	SpringWorks Therapeutics, Inc.	24,368	764,668
*	Spruce Biosciences, Inc.	4,844	10,899
#*	STAAR Surgical Co.	18,577	1,017,462
*††	Steadymed Ltd.	10,116	0
	STERIS PLC	104,158	23,492,837
#*	Stoke Therapeutics, Inc.	14,364	95,377
	Stryker Corp.	83,305	23,609,470
*	Supernus Pharmaceuticals, Inc.	136,172	4,179,119
#*	Surgery Partners, Inc.	141,190	5,454,170
*	Surmodics, Inc.	38,893	1,247,299
*	Sutro Biopharma, Inc.	43,991	196,640
*	Syndax Pharmaceuticals, Inc.	57,551	1,226,987
*	Syneos Health, Inc.	178,949	7,589,227
*	Tactile Systems Technology, Inc.	25,271	578,959
#*	Tandem Diabetes Care, Inc.	3,146	109,858
*	Taro Pharmaceutical Industries Ltd.	83,253	3,042,897
#*	Tarsus Pharmaceuticals, Inc.	211	4,644
#*	Teladoc Health, Inc.	238,053	7,086,838
#	Teleflex, Inc.	32,713	8,216,524
*	Tenet Healthcare Corp.	224,555	16,780,995
#*	Terns Pharmaceuticals, Inc.	4,909	35,443
	Thermo Fisher Scientific, Inc.	153,905	84,441,517
#*	Twist Bioscience Corp.	4,304	104,759
	U.S. Physical Therapy, Inc.	29,194	3,394,386
*	UFP Technologies, Inc.	20,152	3,922,889
*	United Therapeutics Corp.	86,207	20,924,163
	UnitedHealth Group, Inc.	338,127	171,217,369
	Universal Health Services, Inc., Class B	126,472	17,574,549
	Utah Medical Products, Inc.	8,679	853,406
*	Vanda Pharmaceuticals, Inc.	169,236	978,184
*	Varex Imaging Corp.	104,738	2,439,348
*	Veeva Systems, Inc., Class A	22,665	4,628,646
*	Veracyte, Inc.	29,220	802,089
#*	Veradigm, Inc.	350,213	4,734,880
*	Vericel Corp.	35,671	1,281,302
*	Vertex Pharmaceuticals, Inc.	105,355	37,120,781
	Viatris, Inc.	811,119	8,541,083
*	Viking Therapeutics, Inc.	24,300	352,350
*	Vir Biotechnology, Inc.	3,576	50,350
*	Vor BioPharma, Inc.	3,041	9,184
#*	Voyager Therapeutics, Inc.	3,442	32,079
#*	Waters Corp.	45,107	12,459,004
*	Werewolf Therapeutics, Inc.	14,403	38,744
	West Pharmaceutical Services, Inc.	63,928	23,528,061
#*	XBiotech, Inc.	9,859	49,591
*	Xencor, Inc.	167,664	4,072,559
*	Xenon Pharmaceuticals, Inc.	9,188	339,221
*	Xilio Therapeutics, Inc.	4,115	11,769
#*	XOMA Corp.	1,135	17,876
#*	Zentalis Pharmaceuticals, Inc.	2,622	70,034
	Zimmer Biomet Holdings, Inc.	131,131	18,115,748

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Zimvie, Inc.	13,113	$179,910
	Zoetis, Inc.	188,364	35,429,385
*	Zymeworks, Inc.	4,629	34,532
TOTAL HEALTH CARE			3,639,574,846
INDUSTRIALS — (14.6%)
#*	3D Systems Corp.	260,717	2,270,845
	3M Co.	255,449	28,482,563
#	AAON, Inc.	125,521	13,212,340
*	AAR Corp.	100,524	6,011,335
	ABM Industries, Inc.	170,203	7,876,995
	ACCO Brands Corp.	409,443	2,493,508
	Acme United Corp.	7,309	222,340
	Acuity Brands, Inc.	70,832	11,704,280
*	ACV Auctions, Inc., Class A	15,338	268,262
#	Advanced Drainage Systems, Inc.	120,583	14,709,920
	AECOM	187,871	16,344,777
*	AeroVironment, Inc.	50,092	4,771,764
*	AerSale Corp.	4,062	60,971
	AGCO Corp.	199,026	26,490,361
*	Air Industries Group	125	416
	Air Lease Corp.	289,325	12,250,020
#*	Air T, Inc.	6,373	144,986
*	Air Transport Services Group, Inc.	169,853	3,424,236
	Alamo Group, Inc.	29,471	5,710,301
*	Alaska Air Group, Inc.	237,302	11,539,996
	Albany International Corp., Class A	84,031	8,090,505
*	Alight, Inc., Class A	55,290	540,736
*	Allegiant Travel Co.	43,367	5,364,498
	Allegion PLC	160,684	18,777,532
	Allied Motion Technologies, Inc.	57,514	2,237,295
	Allison Transmission Holdings, Inc.	292,373	17,159,371
*	Alpha Pro Tech Ltd.	28,782	113,113
	Alta Equipment Group, Inc.	3,877	62,614
#*	Ameresco, Inc., Class A	74,961	4,363,480
#*	American Airlines Group, Inc.	242,596	4,063,483
#*	American Superconductor Corp.	60,639	611,241
*	American Woodmark Corp.	52,758	4,043,373
	AMETEK, Inc.	237,458	37,660,839
	AO Smith Corp.	289,050	20,993,701
*	API Group Corp.	54,468	1,566,500
	Apogee Enterprises, Inc.	62,269	3,084,184
	Applied Industrial Technologies, Inc.	103,509	15,007,770
	ARC Document Solutions, Inc.	5,045	17,557
#	ArcBest Corp.	44,062	5,125,292
	Arcosa, Inc.	128,638	9,928,281
	Argan, Inc.	55,995	2,130,050
	Armstrong World Industries, Inc.	109,506	8,471,384
#*	Array Technologies, Inc.	84,633	1,612,259
*	Art's-Way Manufacturing Co., Inc.	3,357	8,930
*	ASGN, Inc.	165,939	12,664,464
	Astec Industries, Inc.	57,452	2,838,129
#*	Astronics Corp.	73,411	1,540,163
*	Astronics Corp., Class B	38,887	814,294
*	Asure Software, Inc.	20,330	277,301
*	Atkore, Inc.	163,382	25,923,822
	Automatic Data Processing, Inc.	302,104	74,698,235
*	Avalon Holdings Corp., Class A	3,073	7,529
#*	Avis Budget Group, Inc.	50,781	11,186,546

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Axon Enterprise, Inc.	21,124	$3,927,585
*	AZEK Co., Inc.	75,572	2,357,846
	AZZ, Inc.	61,958	2,746,598
	Barnes Group, Inc.	131,840	5,181,312
	Barrett Business Services, Inc.	19,697	1,787,109
*	Beacon Roofing Supply, Inc.	200,218	17,152,676
	BGSF, Inc.	26,841	271,631
*	BlueLinx Holdings, Inc.	9,436	889,249
*	Boeing Co.	124,648	29,772,175
	Boise Cascade Co.	108,436	11,222,042
	Booz Allen Hamilton Holding Corp.	196,804	23,829,028
#*	Bowman Consulting Group Ltd.	779	26,992
	Brady Corp., Class A	108,218	5,581,884
*	BrightView Holdings, Inc.	11,932	91,996
	Brink's Co.	108,700	7,930,752
	Broadridge Financial Solutions, Inc.	148,071	24,864,082
*	Broadwind, Inc.	4,684	17,799
*	Builders FirstSource, Inc.	455,474	65,784,110
	BWX Technologies, Inc.	193,548	13,354,812
#*	Byrna Technologies, Inc.	5,301	19,561
*	CACI International, Inc., Class A	60,078	21,053,734
	Carlisle Cos., Inc.	95,452	26,459,294
	Carrier Global Corp.	952,881	56,744,064
*	Casella Waste Systems, Inc., Class A	110,876	8,946,584
	Caterpillar, Inc.	426,704	113,149,100
*	CBIZ, Inc.	155,483	8,223,496
*	CECO Environmental Corp.	98,773	1,189,227
#*	Ceridian HCM Holding, Inc.	53,959	3,820,837
	CH Robinson Worldwide, Inc.	196,178	19,653,112
#*	Chart Industries, Inc.	94,765	17,262,392
	Chicago Rivet & Machine Co.	653	16,194
#*	Cimpress PLC	41,314	2,871,323
	Cintas Corp.	61,979	31,115,937
*	CIRCOR International, Inc.	69,835	3,889,809
*	Civeo Corp.	14,372	280,829
#*	Clarivate PLC	89,005	846,438
*	Clean Harbors, Inc.	152,293	25,320,234
	Columbus McKinnon Corp.	83,583	3,538,904
	Comfort Systems USA, Inc.	114,726	19,958,882
*	Commercial Vehicle Group, Inc.	85,531	898,075
#††	Communications Systems, Inc.	5,301	16,698
	CompX International, Inc.	9,138	206,884
	Concentrix Corp.	158,296	13,176,559
*	Concrete Pumping Holdings, Inc.	4,502	36,331
*	Conduent, Inc.	518,135	1,792,747
*	Construction Partners, Inc., Class A	86,689	2,548,657
#	Copa Holdings SA, Class A	65,685	7,752,144
*	Copart, Inc.	386,935	34,201,185
#*	Core & Main, Inc., Class A	4,753	150,242
#	Costamare, Inc.	380,919	4,254,865
	Covenant Logistics Group, Inc.	38,654	2,116,693
*»	CPI Aerostructures, Inc.	27,297	111,918
	CRA International, Inc.	23,082	2,310,277
	Crane Co.	121,368	11,370,968
	CSG Systems International, Inc.	94,123	4,855,806
	CSW Industrials, Inc.	50,720	9,157,496
	CSX Corp.	2,147,111	71,541,739
	Cummins, Inc.	177,336	46,249,229
	Curtiss-Wright Corp.	112,805	21,586,365

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Daseke, Inc.	10,060	$78,267
	Deere & Co.	214,381	92,098,078
*	Delta Air Lines, Inc.	599,121	27,715,337
	Deluxe Corp.	52,878	1,004,153
#*	Distribution Solutions Group, Inc.	24,556	1,361,385
*	DLH Holdings Corp.	24,977	251,019
	Donaldson Co., Inc.	254,309	15,978,234
	Douglas Dynamics, Inc.	94,316	2,928,512
	Dover Corp.	200,203	29,223,632
*	Driven Brands Holdings, Inc.	19,314	499,653
*	Ducommun, Inc.	31,727	1,590,792
	Dun & Bradstreet Holdings, Inc.	69,915	826,395
*	DXP Enterprises, Inc.	47,518	1,804,734
*	Dycom Industries, Inc.	89,317	8,894,187
#	Eagle Bulk Shipping, Inc.	40,796	1,884,367
#	Eastern Co.	16,904	311,541
	Eaton Corp. PLC	180,991	37,161,072
	EMCOR Group, Inc.	147,948	31,814,738
	Emerson Electric Co.	268,071	24,488,286
#	Encore Wire Corp.	64,050	10,932,694
*	Energy Recovery, Inc.	6,828	208,117
	Enerpac Tool Group Corp.	137,252	3,771,685
	EnerSys	104,077	11,273,621
	Eneti, Inc.	31,238	396,098
	Ennis, Inc.	77,526	1,669,910
	EnPro Industries, Inc.	52,274	7,254,586
*	Enviri Corp.	221,493	2,088,679
	Equifax, Inc.	70,584	14,404,783
	Esab Corp.	91,490	6,285,363
	ESCO Technologies, Inc.	65,644	6,600,504
	Espey Mfg. & Electronics Corp.	4,614	75,670
*	EVI Industries, Inc.	1,292	32,868
*	ExlService Holdings, Inc.	66,553	9,380,645
#	Expeditors International of Washington, Inc.	216,900	27,611,370
	Exponent, Inc.	102,257	9,160,182
	Fastenal Co.	537,333	31,493,087
	Federal Signal Corp.	166,270	10,157,434
	FedEx Corp.	192,028	51,837,959
	Ferguson PLC	17,845	2,884,109
*	First Advantage Corp.	5,010	75,150
	Flowserve Corp.	196,958	7,437,134
#*	Fluor Corp.	148,436	4,598,547
#*	Flux Power Holdings, Inc.	3,590	20,212
*	Forrester Research, Inc.	40,830	1,301,252
	Fortive Corp.	253,056	19,826,938
	Fortune Brands Innovations, Inc.	287,782	20,452,667
	Forward Air Corp.	71,609	8,510,014
*	Franklin Covey Co.	39,063	1,861,352
	Franklin Electric Co., Inc.	118,930	11,752,663
*	FTI Consulting, Inc.	87,355	15,301,102
#*	FuelCell Energy, Inc.	463,594	1,015,271
*	Gates Industrial Corp. PLC	10,504	143,064
#	GATX Corp.	100,773	12,632,903
#	Genco Shipping & Trading Ltd.	105,478	1,529,431
*	Gencor Industries, Inc.	30,874	470,828
#*	Generac Holdings, Inc.	61,984	9,526,941
	General Dynamics Corp.	145,473	32,524,853
	General Electric Co.	315,268	36,016,216
	Genpact Ltd.	402,767	14,535,861

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gibraltar Industries, Inc.	82,181	$5,314,645
	Global Industrial Co.	84,890	2,419,365
#*	GMS, Inc.	102,650	7,564,278
	Gorman-Rupp Co.	71,412	2,263,760
	Graco, Inc.	243,015	19,278,380
#	GrafTech International Ltd.	296,362	1,564,791
*	Graham Corp.	34,756	486,584
	Granite Construction, Inc.	134,938	5,523,012
*	Great Lakes Dredge & Dock Corp.	230,767	1,938,443
	Greenbrier Cos., Inc.	102,717	4,744,498
#*	GreenPower Motor Co., Inc.	5,005	23,173
	Griffon Corp.	143,646	5,992,911
*	GXO Logistics, Inc.	244,132	16,373,933
	H&E Equipment Services, Inc.	120,962	5,876,334
#*	Hawaiian Holdings, Inc.	91,203	1,057,043
#*	Hayward Holdings, Inc.	17,854	238,529
	Healthcare Services Group, Inc.	74,734	942,396
	Heartland Express, Inc.	183,325	2,997,364
	HEICO Corp.	29,727	5,231,357
	HEICO Corp., Class A	61,383	8,615,104
	Heidrick & Struggles International, Inc.	60,807	1,658,207
	Helios Technologies, Inc.	87,494	5,529,621
	Herc Holdings, Inc.	96,806	12,955,547
*	Heritage-Crystal Clean, Inc.	81,861	3,771,336
#*	Hertz Global Holdings, Inc.	212,082	3,573,582
	Hexcel Corp.	217,628	15,381,947
#	Hillenbrand, Inc.	189,771	9,856,706
#	HireQuest, Inc.	871	21,784
#	HNI Corp.	116,328	3,383,982
	Honeywell International, Inc.	268,814	52,184,862
	Howmet Aerospace, Inc.	368,333	18,836,550
*	Hub Group, Inc., Class A	85,433	7,700,076
	Hubbell, Inc.	85,240	26,594,880
*	Hudson Global, Inc.	21,842	491,882
#*	Hudson Technologies, Inc.	16,594	150,839
	Huntington Ingalls Industries, Inc.	84,916	19,502,658
	Hurco Cos., Inc.	17,410	405,479
*	Huron Consulting Group, Inc.	85,109	8,048,758
	Hyster-Yale Materials Handling, Inc.	32,785	1,565,812
*	IBEX Holdings Ltd.	1,622	32,197
	ICF International, Inc.	46,467	5,464,055
*	Ideal Power, Inc.	980	11,946
	IDEX Corp.	68,726	15,519,018
*	IES Holdings, Inc.	35,220	2,018,810
	Illinois Tool Works, Inc.	211,517	55,696,656
	Ingersoll Rand, Inc.	341,559	22,293,556
#*	Innodata, Inc.	37,353	479,239
*	Innovative Solutions & Support, Inc.	32,517	256,559
	Insperity, Inc.	93,167	10,961,098
	Insteel Industries, Inc.	61,713	1,990,244
	Interface, Inc.	120,801	1,180,226
	ITT, Inc.	214,992	21,413,203
	Jacobs Solutions, Inc.	125,906	15,789,871
*	Janus International Group, Inc.	13,827	157,904
	JB Hunt Transport Services, Inc.	162,249	33,089,061
*	JELD-WEN Holding, Inc.	214,910	3,827,547
*	JetBlue Airways Corp.	464,283	3,607,479
	John Bean Technologies Corp.	76,660	9,475,943
	Johnson Controls International PLC	257,148	17,884,643

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Kadant, Inc.	31,929	$7,115,378
	Kaman Corp.	82,570	1,890,027
	Karat Packaging, Inc.	2,335	47,471
	KBR, Inc.	375,623	23,097,058
	Kelly Services, Inc., Class A	147,957	2,710,572
	Kennametal, Inc.	198,765	6,058,357
#	Kforce, Inc.	89,580	5,682,955
*	Kirby Corp.	143,861	11,721,794
	Knight-Swift Transportation Holdings, Inc.	359,120	21,816,540
	Korn Ferry	156,783	8,259,328
*	Kratos Defense & Security Solutions, Inc.	255,088	3,849,278
*	L B Foster Co., Class A	36,293	508,828
	L3Harris Technologies, Inc.	81,492	15,441,919
	Landstar System, Inc.	89,478	18,216,826
	Leidos Holdings, Inc.	192,635	18,017,152
	Lennox International, Inc.	42,358	15,564,024
#*	Limbach Holdings, Inc.	29,902	790,011
#	Lincoln Electric Holdings, Inc.	140,662	28,232,270
	Lindsay Corp.	26,101	3,459,166
*	Liquidity Services, Inc.	113,568	1,905,671
	Lockheed Martin Corp.	161,715	72,184,725
*	LS Starrett Co., Class A	125,165	1,465,682
	LSI Industries, Inc.	75,131	946,651
	Luxfer Holdings PLC	2,286	28,941
*	Manitex International, Inc.	50,379	252,903
*	Manitowoc Co., Inc.	158,652	2,874,774
	ManpowerGroup, Inc.	126,144	9,950,239
	Marten Transport Ltd.	242,734	5,500,352
	Masco Corp.	173,150	10,506,742
*	Masonite International Corp.	58,009	6,064,841
*	MasTec, Inc.	232,040	27,322,710
*	Mastech Digital, Inc.	18,872	201,553
*	Masterbrand, Inc.	296,507	3,661,861
*	Matrix Service Co.	104,008	658,371
	Matson, Inc.	134,791	12,597,567
	Matthews International Corp., Class A	87,654	4,023,319
	Maximus, Inc.	159,916	13,394,564
*	Mayville Engineering Co., Inc.	7,782	94,084
	McGrath RentCorp	83,386	8,036,743
	MDU Resources Group, Inc.	366,024	8,096,451
#*	Mercury Systems, Inc.	106,468	4,043,655
*	Mesa Air Group, Inc.	9,262	20,747
*	Middleby Corp.	118,953	18,063,013
	Miller Industries, Inc.	17,424	661,067
	MillerKnoll, Inc.	95,431	1,867,585
*	Mistras Group, Inc.	57,198	442,713
#*	Montrose Environmental Group, Inc.	13,038	527,648
	Moog, Inc., Class A	86,896	9,162,314
*	MRC Global, Inc.	209,157	2,361,383
	MSA Safety, Inc.	71,863	11,929,258
#	MSC Industrial Direct Co., Inc., Class A	120,801	12,191,237
#	Mueller Industries, Inc.	178,096	14,436,462
	Mueller Water Products, Inc., Class A	385,013	6,194,859
*	MYR Group, Inc.	54,599	7,783,633
#	National Presto Industries, Inc.	17,798	1,393,761
	NL Industries, Inc.	270,185	1,567,073
#*	NN, Inc.	89,862	268,687
	Nordson Corp.	82,997	20,882,875
	Norfolk Southern Corp.	177,703	41,509,644

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Northrop Grumman Corp.	64,731	$28,805,295
#*	Northwest Pipe Co.	28,909	941,855
*	NOW, Inc.	260,107	2,962,619
*	NV5 Global, Inc.	31,191	3,416,974
	nVent Electric PLC	200,418	10,598,104
	Old Dominion Freight Line, Inc.	70,789	29,695,278
#	Omega Flex, Inc.	9,847	881,503
*	OPENLANE, Inc.	318,712	5,003,778
*	Orion Energy Systems, Inc.	20,054	32,688
*	Orion Group Holdings, Inc.	156,441	586,654
	Oshkosh Corp.	160,430	14,770,790
	Otis Worldwide Corp.	276,063	25,110,690
	Owens Corning	225,681	31,593,083
	P&F Industries, Inc., Class A	2,869	21,776
	PACCAR, Inc.	560,202	48,250,198
*	PAM Transportation Services, Inc.	67,432	1,743,792
	Pangaea Logistics Solutions Ltd.	74,703	520,680
	Park Aerospace Corp.	74,006	1,075,307
	Parker-Hannifin Corp.	140,456	57,588,365
	Park-Ohio Holdings Corp.	48,634	937,177
*	Parsons Corp.	53,943	2,665,863
*	Patriot Transportation Holding, Inc.	7,392	60,910
	Paychex, Inc.	201,591	25,293,623
	Paycom Software, Inc.	45,175	16,658,733
#*	Paycor HCM, Inc.	13,431	360,757
*	Paylocity Holding Corp.	35,766	8,113,517
	Pentair PLC	372,610	25,896,395
*	Performant Financial Corp.	8,742	26,838
#*	Perma-Fix Environmental Services, Inc.	20,738	203,025
*	Perma-Pipe International Holdings, Inc.	16,930	137,979
*	PGT Innovations, Inc.	175,403	5,018,280
#	Pitney Bowes, Inc.	197,017	776,247
#*	Plug Power, Inc.	74,214	973,688
	Powell Industries, Inc.	60,852	3,698,585
	Preformed Line Products Co.	15,008	2,604,038
	Primoris Services Corp.	142,329	4,520,369
*	Proto Labs, Inc.	45,967	1,523,806
*	Quad/Graphics, Inc.	111,186	658,221
	Quanex Building Products Corp.	103,451	2,911,111
	Quanta Services, Inc.	180,964	36,485,962
#*	Quest Resource Holding Corp.	16,114	106,675
*	Radiant Logistics, Inc.	131,550	1,012,935
#*	RBC Bearings, Inc.	30,855	6,974,773
#*	RCM Technologies, Inc.	22,400	454,944
	Regal Rexnord Corp.	171,447	26,776,592
	Republic Services, Inc.	153,856	23,249,180
*	Resideo Technologies, Inc.	159,600	2,987,712
	Resources Connection, Inc.	109,721	1,753,342
	REV Group, Inc.	152,532	1,972,239
	Robert Half, Inc.	240,774	17,853,392
	Rockwell Automation, Inc.	120,719	40,596,593
	Rollins, Inc.	360,518	14,719,950
	RTX Corp.	701,753	61,705,141
	Rush Enterprises, Inc., Class A	150,127	9,710,214
	Rush Enterprises, Inc., Class B	21,490	1,476,578
*	RXO, Inc.	244,132	5,383,111
	Ryder System, Inc.	146,730	14,988,469
#*	Saia, Inc.	85,221	36,060,414
#	Schneider National, Inc., Class B	36,225	1,116,092

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Science Applications International Corp.	126,544	$15,354,849
	Sensata Technologies Holding PLC	271,440	11,468,340
*	Servotronics, Inc.	1,473	16,469
#*	Shoals Technologies Group, Inc., Class A	80,719	2,095,465
#	Shyft Group, Inc.	98,230	1,417,459
*	SIFCO Industries, Inc.	7,118	17,226
	Simpson Manufacturing Co., Inc.	93,249	14,733,342
#*	SiteOne Landscape Supply, Inc.	66,260	11,264,200
*	SkyWest, Inc.	139,551	6,138,848
	Snap-on, Inc.	69,826	19,023,395
#	Southwest Airlines Co.	537,693	18,367,593
*	SP Plus Corp.	62,668	2,409,585
#	Spirit Airlines, Inc.	131,920	2,414,136
*	SPX Technologies, Inc.	120,388	10,186,029
	SS&C Technologies Holdings, Inc.	238,881	13,914,818
#	Standex International Corp.	33,399	4,962,089
	Stanley Black & Decker, Inc.	132,618	13,164,989
#*	StarTek, Inc.	5,556	17,890
	Steelcase, Inc., Class A	190,902	1,636,030
*	Stericycle, Inc.	112,361	4,774,219
#*	Sterling Check Corp.	8,850	106,289
*	Sterling Infrastructure, Inc.	78,696	4,720,973
*	Sunrun, Inc.	350,039	6,643,740
#*	Symbotic, Inc.	1,766	112,212
#*	TaskUS, Inc., Class A	5,443	65,643
*	Taylor Devices, Inc.	4,452	105,958
	Tecnoglass, Inc.	54,928	2,586,010
	Tennant Co.	47,147	3,783,075
	Terex Corp.	193,637	11,352,937
	Tetra Tech, Inc.	103,145	17,453,165
#	Textainer Group Holdings Ltd.	134,733	5,537,526
	Textron, Inc.	264,784	20,592,252
*	Thermon Group Holdings, Inc.	84,860	2,342,985
	Timken Co.	202,283	18,783,999
*	Titan International, Inc.	254,984	3,184,750
*	Titan Machinery, Inc.	61,913	1,976,263
	Toro Co.	194,335	19,754,153
#*	TPI Composites, Inc.	40,618	241,271
	Trane Technologies PLC	93,140	18,575,842
#*	Transcat, Inc.	23,287	1,953,314
	TransDigm Group, Inc.	20,787	18,702,480
	TransUnion	167,794	13,371,504
*	Trex Co., Inc.	186,636	12,904,013
#*	TriNet Group, Inc.	173,616	18,269,612
#	Trinity Industries, Inc.	287,379	7,535,077
	Triton International Ltd.	180,495	15,217,533
*	Triumph Group, Inc.	7,808	98,771
*	TrueBlue, Inc.	102,453	1,531,672
	TTEC Holdings, Inc.	139,557	4,806,343
*	Tutor Perini Corp.	109,541	925,621
*	Twin Disc, Inc.	34,433	447,629
*	Uber Technologies, Inc.	5,144	254,422
	UFP Industries, Inc.	200,248	20,577,484
#	U-Haul Holding Co.	34,451	2,096,688
	U-Haul Holding Co., Non Voting	327,290	18,724,261
*	Ultralife Corp.	63,585	520,761
	UniFirst Corp.	34,079	5,531,022
	Union Pacific Corp.	574,109	133,204,770
*	United Airlines Holdings, Inc.	376,365	20,440,383

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	United Parcel Service, Inc., Class B	446,131	$83,484,494
	United Rentals, Inc.	137,625	63,951,585
*	Univar Solutions, Inc.	162,491	5,872,425
	Universal Logistics Holdings, Inc.	72,087	2,241,185
#*	V2X, Inc.	30,979	1,594,179
	Valmont Industries, Inc.	54,352	14,389,692
	Verisk Analytics, Inc.	127,878	29,276,389
	Veritiv Corp.	73,121	10,246,446
*	Verra Mobility Corp.	109,515	2,298,720
	Vertiv Holdings Co., Class A	84,348	2,193,891
*	Viad Corp.	34,893	984,332
#*	Vicor Corp.	37,966	3,503,123
*	Virco Mfg. Corp.	31,667	140,918
*	VirTra, Inc.	6,136	43,627
	VSE Corp.	32,029	1,721,559
#	Wabash National Corp.	192,420	4,556,506
	Waste Management, Inc.	331,754	54,337,988
#	Watsco, Inc.	55,494	20,987,276
»	Watsco, Inc., Class B	4,958	1,916,217
	Watts Water Technologies, Inc., Class A	66,495	12,403,312
	Werner Enterprises, Inc.	193,671	9,106,410
	WESCO International, Inc.	150,795	26,475,078
	Westinghouse Air Brake Technologies Corp.	190,221	22,529,775
*	Wilhelmina International, Inc.	3,392	12,177
#*	Willdan Group, Inc.	29,256	590,386
*	Willis Lease Finance Corp.	8,926	377,481
*	WillScot Mobile Mini Holdings Corp.	602,914	28,909,726
	Woodward, Inc.	135,694	16,334,844
	WW Grainger, Inc.	61,672	45,544,155
*	XPO, Inc.	244,132	16,903,700
	Xylem, Inc.	204,831	23,094,695
TOTAL INDUSTRIALS			4,786,644,878
INFORMATION TECHNOLOGY — (21.1%)
*	908 Devices, Inc.	712	4,956
#	A10 Networks, Inc.	7,694	119,411
	Accenture PLC, Class A	449,831	142,304,037
*	ACI Worldwide, Inc.	246,025	5,705,320
	Adeia, Inc.	147,597	1,774,116
*	Adobe, Inc.	215,170	117,519,399
#	ADTRAN Holdings, Inc.	66,590	647,921
	Advanced Energy Industries, Inc.	101,003	12,643,556
*	Advanced Micro Devices, Inc.	628,898	71,945,931
*	Agilysys, Inc.	60,910	4,484,803
*	Airgain, Inc.	21,069	100,078
*	Akamai Technologies, Inc.	159,798	15,100,911
#*	Akoustis Technologies, Inc.	30,466	72,814
*	Alarm.com Holdings, Inc.	50,198	2,771,432
*	Alithya Group, Inc., Class A	29,848	56,711
*	Alkami Technology, Inc.	18,975	320,298
*	Allegro MicroSystems, Inc.	32,605	1,682,744
*	Alpha & Omega Semiconductor Ltd.	90,146	2,964,000
*	Altair Engineering, Inc., Class A	24,387	1,827,562
*	Ambarella, Inc.	67,984	5,671,225
	Amdocs Ltd.	152,769	14,305,289
	American Software, Inc., Class A	72,741	838,704
	Amkor Technology, Inc.	775,818	22,568,546
	Amphenol Corp., Class A	281,697	24,876,662
#*	AmpliTech Group, Inc.	308	693

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Amtech Systems, Inc.	33,942	$364,877
	Analog Devices, Inc.	208,424	41,586,841
*	ANSYS, Inc.	58,464	20,000,534
*	Appfolio, Inc., Class A	12,662	2,286,631
	Apple, Inc.	8,628,625	1,695,093,381
	Applied Materials, Inc.	712,387	107,990,745
#*	AppLovin Corp., Class A	185,199	5,815,249
*	Arista Networks, Inc.	58,613	9,090,290
*	Arlo Technologies, Inc.	158,675	1,802,548
*	Arrow Electronics, Inc.	180,882	25,782,920
*	Aspen Technology, Inc.	51,382	9,171,687
*	AstroNova, Inc.	16,656	237,015
*	Astrotech Corp.	1,031	13,104
*	Atlassian Corp., Class A	15,287	2,781,317
#*	Aurora Innovation, Inc.	27,247	89,370
*	Autodesk, Inc.	94,216	19,972,850
*	Aviat Networks, Inc.	55,622	1,700,365
*	Avid Technology, Inc.	85,924	2,048,428
	Avnet, Inc.	238,383	11,561,575
*	Aware, Inc.	51,506	88,590
#*	Axcelis Technologies, Inc.	88,236	17,689,553
*	AXT, Inc.	166,493	517,793
	Badger Meter, Inc.	91,186	15,012,863
	Bel Fuse, Inc., Class A	4,354	234,942
	Bel Fuse, Inc., Class B	28,447	1,526,182
	Belden, Inc.	111,338	10,759,704
	Benchmark Electronics, Inc.	104,702	2,775,650
#	Bentley Systems, Inc., Class B	31,290	1,685,905
#*	Bills Holdings, Inc.	771	96,637
	BK Technologies Corp.	4,890	69,878
*	Black Knight, Inc.	139,839	9,833,478
*	Blackbaud, Inc.	87,616	6,610,627
*	Box, Inc., Class A	133,593	4,174,781
*	Braze, Inc., Class A	6,612	300,582
*	Brightcove, Inc.	136,680	613,693
	Broadcom, Inc.	284,762	255,901,371
*	Cadence Design Systems, Inc.	38,979	9,121,476
*	Calix, Inc.	154,197	6,955,827
*	Cambium Networks Corp.	14,819	240,068
#*	CCC Intelligent Solutions Holdings, Inc.	21,572	237,723
	CDW Corp.	187,327	35,043,262
*	Cerence, Inc.	100,321	2,789,927
*	CEVA, Inc.	54,559	1,481,822
*	Ciena Corp.	293,050	12,366,710
*	Cirrus Logic, Inc.	121,846	9,845,157
	Cisco Systems, Inc.	2,349,106	122,247,476
*	Cleanspark, Inc.	140,235	842,812
#*	Clearfield, Inc.	31,727	1,482,920
	Climb Global Solutions, Inc.	9,192	444,709
*	Cloudflare, Inc., Class A	6,205	426,718
#*	Coda Octopus Group, Inc.	22,446	194,607
#	Cognex Corp.	86,749	4,738,230
	Cognizant Technology Solutions Corp., Class A	440,603	29,093,016
*	Cognyte Software Ltd.	101,114	548,038
*	Coherent Corp.	34,442	1,631,173
*	Cohu, Inc.	130,441	5,693,750
*	CommVault Systems, Inc.	30,502	2,377,021
*	Computer Task Group, Inc.	47,645	376,872
#	Comtech Telecommunications Corp.	64,476	655,076

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Confluent, Inc., Class A	19,898	$687,277
*	Consensus Cloud Solutions, Inc.	45,092	1,461,432
#*	CoreCard Corp.	729	17,518
	Corning, Inc.	743,399	25,230,962
*	Corsair Gaming, Inc.	18,935	349,919
#*	CPI Card Group, Inc.	215	5,248
#*	CPS Technologies Corp.	3,094	9,004
	Crane NXT Co.	121,368	7,178,917
#*	Credo Technology Group Holding Ltd.	6,422	108,981
*	Crowdstrike Holdings, Inc., Class A	12,102	1,956,409
	CSP, Inc.	5,597	71,754
	CTS Corp.	77,908	3,477,034
*	CVD Equipment Corp.	2,767	21,970
*	Daktronics, Inc.	192,511	1,384,154
*	Data I/O Corp.	16,306	74,029
*	Datadog, Inc., Class A	14,735	1,719,869
	Dell Technologies, Inc., Class C	160,487	8,492,972
#*	Digi International, Inc.	79,396	3,329,074
#	Digihost Technology, Inc.	23,392	44,679
*»	Digital Turbine, Inc.	108,740	1,178,742
*	DigitalOcean Holdings, Inc.	59,387	2,940,844
*	Diodes, Inc.	130,146	12,297,496
*	DocuSign, Inc.	13,840	744,869
	Dolby Laboratories, Inc., Class A	117,937	10,450,398
*	DoubleVerify Holdings, Inc.	10,546	443,987
*	Dropbox, Inc., Class A	308,723	8,320,085
*	DXC Technology Co.	219,797	6,077,387
*	Dynatrace, Inc.	53,832	2,944,072
#*	DZS, Inc.	55,452	209,054
#*	E2open Parent Holdings, Inc.	93,048	479,197
*	Eastman Kodak Co.	10,179	55,883
#	Ebix, Inc.	58,742	1,818,652
*	Edgio, Inc.	176,405	138,566
*	eGain Corp.	48,808	359,715
*	Electro-Sensors, Inc.	1,588	6,844
*	EMCORE Corp.	22,644	15,018
*	EngageSmart, Inc.	19,170	363,463
#*	Enphase Energy, Inc.	66,551	10,104,438
#	Entegris, Inc.	137,638	15,100,265
#*	Envestnet, Inc.	61,055	3,784,189
*	EPAM Systems, Inc.	35,260	8,349,921
*	ePlus, Inc.	81,810	4,609,993
#*	Everspin Technologies, Inc.	2,019	19,403
*	Extreme Networks, Inc.	23,372	621,461
*	F5, Inc.	72,060	11,402,774
*	Fabrinet	91,036	11,255,691
*	Fair Isaac Corp.	14,801	12,402,794
#*	FARO Technologies, Inc.	29,536	490,002
#*	Fastly, Inc., Class A	102,869	1,889,704
*	First Solar, Inc.	165,020	34,225,148
*	Flex Ltd.	965,580	26,418,269
*	FormFactor, Inc.	195,926	7,280,610
*	Fortinet, Inc.	212,086	16,483,324
*	Franklin Wireless Corp.	8,801	29,131
	Frequency Electronics, Inc.	36,985	255,566
#*	Freshworks, Inc., Class A	95,152	1,775,536
*	Gartner, Inc.	77,477	27,395,092
	Gen Digital, Inc.	471,195	9,164,743
*	Genasys, Inc.	65,314	182,226

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Gitlab, Inc., Class A	29,986	$1,488,205
#*	GLOBALFOUNDRIES, Inc.	14,435	919,365
*	Globant SA	41,877	7,317,168
*	GoDaddy, Inc., Class A	96,687	7,453,601
*	Grid Dynamics Holdings, Inc.	68,988	718,855
*	GSI Technology, Inc.	55,751	244,747
*	Guidewire Software, Inc.	66,357	5,628,401
	Hackett Group, Inc.	105,620	2,455,665
#*	Harmonic, Inc.	259,780	3,875,918
#*	HashiCorp, Inc., Class A	109,901	3,254,169
	Hewlett Packard Enterprise Co.	1,175,649	20,432,780
	HP, Inc.	536,451	17,611,686
*	HubSpot, Inc.	5,453	3,165,739
#*	Ichor Holdings Ltd.	72,785	2,818,235
*	Identiv, Inc.	33,818	260,737
	Immersion Corp.	62,202	439,146
#*	Infinera Corp.	41,463	186,584
*	Informatica, Inc., Class A	12,382	235,753
	Information Services Group, Inc.	115,883	596,797
*	Insight Enterprises, Inc.	86,519	12,691,472
	Intel Corp.	1,953,693	69,883,599
*	Intellicheck, Inc.	12,293	31,716
#	InterDigital, Inc.	88,259	8,180,727
	International Business Machines Corp.	703,932	101,492,916
*	inTEST Corp.	24,960	528,154
*	Intevac, Inc.	59,949	214,617
	Intuit, Inc.	60,759	31,090,380
#*	IonQ, Inc.	48,154	926,964
*	IPG Photonics Corp.	85,508	11,240,027
*	Issuer Direct Corp.	7,605	162,367
*	Iteris, Inc.	87,120	362,419
*	Itron, Inc.	109,244	8,594,225
	Jabil, Inc.	545,108	60,327,102
#*	Jamf Holding Corp.	23,530	511,072
*	JFrog Ltd.	55,639	1,712,012
	Juniper Networks, Inc.	398,555	11,079,829
*	Key Tronic Corp.	22,454	131,356
*	Keysight Technologies, Inc.	173,657	27,972,670
*	Kimball Electronics, Inc.	55,711	1,625,647
	KLA Corp.	122,930	63,179,873
*	Knowles Corp.	437,426	7,991,773
#	Kulicke & Soffa Industries, Inc.	186,880	11,190,374
*	KVH Industries, Inc.	53,670	459,415
*	Kyndryl Holdings, Inc.	142,486	1,946,359
	Lam Research Corp.	105,902	76,089,528
#*	Lantronix, Inc.	46,825	210,713
*	Lattice Semiconductor Corp.	128,685	11,702,614
*	LGL Group, Inc.	6,640	32,138
	Littelfuse, Inc.	58,078	17,690,559
*	LiveRamp Holdings, Inc.	152,789	4,360,598
#*	Lumentum Holdings, Inc.	112,581	5,894,741
#*	Luna Innovations, Inc.	65,955	596,233
*	MACOM Technology Solutions Holdings, Inc.	102,186	7,144,845
*	Magnachip Semiconductor Corp.	126,549	1,170,578
*	Manhattan Associates, Inc.	143,352	27,325,758
	Marvell Technology, Inc.	412,775	26,884,036
*	Matterport, Inc.	215,893	731,877
*	MaxLinear, Inc.	138,012	3,404,756
#*	MeridianLink, Inc.	2,467	55,113

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Methode Electronics, Inc.	95,494	$3,212,418
	Microchip Technology, Inc.	566,055	53,175,207
	Micron Technology, Inc.	750,261	53,561,133
	Microsoft Corp.	4,545,568	1,526,947,203
#*	Mitek Systems, Inc.	69,635	710,973
*	Model N, Inc.	743	24,757
#*	MongoDB, Inc.	7,294	3,088,280
	Monolithic Power Systems, Inc.	26,218	14,668,709
	Motorola Solutions, Inc.	52,044	14,917,372
#*	M-Tron Industries, Inc.	3,320	38,047
*	N-able, Inc.	35,285	496,460
#	Napco Security Technologies, Inc.	59,390	2,225,937
	National Instruments Corp.	212,091	12,513,369
*	nCino, Inc.	23,513	760,646
*	NCR Corp.	342,734	9,212,690
*	Neonode, Inc.	2,413	10,110
	NetApp, Inc.	262,486	20,476,533
*	NETGEAR, Inc.	88,648	1,209,159
*	NetScout Systems, Inc.	180,571	5,046,959
#*	NetSol Technologies, Inc.	27,104	62,610
	Network-1 Technologies, Inc.	57,475	126,445
*	nLight, Inc.	32,754	471,658
*	Nortech Systems, Inc.	446	4,210
#*	Novanta, Inc.	62,131	10,990,974
#	NVE Corp.	7,415	587,342
	NVIDIA Corp.	345,618	161,503,835
	NXP Semiconductors NV	82,783	18,458,953
*	Okta, Inc.	14,634	1,124,769
*	Olo, Inc., Class A	223,317	1,755,272
*	ON Semiconductor Corp.	570,378	61,458,229
#	ON24, Inc.	39,221	347,106
#*	One Stop Systems, Inc.	21,252	60,356
*	OneSpan, Inc.	143,739	1,974,974
*	Onto Innovation, Inc.	123,072	15,300,311
*	Optical Cable Corp.	8,150	30,074
	Oracle Corp.	463,128	54,292,495
*	OSI Systems, Inc.	48,760	5,813,655
*	Palantir Technologies, Inc., Class A	91,842	1,822,145
#*	Palo Alto Networks, Inc.	34,785	8,694,859
#*	PAR Technology Corp.	13,718	474,506
	PC Connection, Inc.	69,241	3,351,957
	PCTEL, Inc.	173,857	860,592
#*	PDF Solutions, Inc.	89,834	4,131,466
#*	Perficient, Inc.	89,548	5,712,267
	PFSweb, Inc.	57,357	260,401
*	Photronics, Inc.	331,515	8,768,572
*	Plexus Corp.	86,602	8,529,431
	Power Integrations, Inc.	124,140	12,058,960
*	Powerfleet, Inc.	37,017	100,316
#*	PowerSchool Holdings, Inc., Class A	18,372	444,051
*	Procore Technologies, Inc.	300	22,755
#	Progress Software Corp.	134,361	8,069,722
*	PTC, Inc.	81,914	11,943,880
*	Pure Storage, Inc., Class A	179,745	6,648,768
*	Q2 Holdings, Inc.	2,583	91,619
*	Qorvo, Inc.	128,541	14,142,081
	QUALCOMM, Inc.	817,724	108,078,581
#*	Qualys, Inc.	76,204	10,577,115
#*	QuickLogic Corp.	8,226	67,535

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Rambus, Inc.	288,458	$18,060,355
#*	Red Violet, Inc.	3,910	80,976
*	RF Industries Ltd.	19,118	72,266
*	Ribbon Communications, Inc.	365,138	1,161,139
	Richardson Electronics Ltd.	31,325	432,285
*	Rimini Street, Inc.	12,521	34,057
*	Rogers Corp.	40,264	6,788,913
	Roper Technologies, Inc.	42,200	20,806,710
*	Salesforce, Inc.	185,416	41,720,454
#*	Samsara, Inc., Class A	69,922	1,953,621
*	Sanmina Corp.	183,395	11,271,457
	Sapiens International Corp. NV	52,324	1,409,609
*	ScanSource, Inc.	113,857	3,425,957
#	Seagate Technology Holdings PLC	228,330	14,498,955
*	SecureWorks Corp., Class A	20,843	160,074
*	Semtech Corp.	128,025	3,738,330
#*	SentinelOne, Inc., Class A	304,677	5,078,966
*	ServiceNow, Inc.	15,136	8,824,288
#*	SigmaTron International, Inc.	9,201	54,838
*	Silicon Laboratories, Inc.	67,612	10,083,654
#*	SiTime Corp.	7,831	1,010,277
	Skyworks Solutions, Inc.	258,666	29,583,630
#*	SMART Global Holdings, Inc.	148,014	3,937,172
*	SmartRent, Inc.	59,073	235,111
*	Snowflake, Inc., Class A	23,612	4,196,089
*	SolarEdge Technologies, Inc.	20,505	4,951,137
*	SolarWinds Corp.	261,550	2,756,737
#*	Sono-Tek Corp.	696	3,299
#*	SoundThinking, Inc.	529	12,019
*	Splunk, Inc.	30,493	3,303,307
*	Sprinklr, Inc., Class A	10,656	149,610
*	SPS Commerce, Inc.	41,028	7,401,041
*	Squarespace, Inc., Class A	8,789	291,267
††	SRAX, Inc.	3,513	351
*	Stratasys Ltd.	209,700	3,801,861
#*	Super Micro Computer, Inc.	72,552	23,961,749
*	Synaptics, Inc.	91,844	8,294,432
*	Synopsys, Inc.	27,221	12,298,448
	Taitron Components, Inc., Class A	1,484	5,906
	TD SYNNEX Corp.	158,296	15,625,398
	TE Connectivity Ltd.	215,681	30,948,067
*	Teledyne Technologies, Inc.	50,034	19,239,574
#*	Telos Corp.	14,459	36,292
*	Teradata Corp.	182,290	10,363,186
	Teradyne, Inc.	253,971	28,683,485
	Texas Instruments, Inc.	676,325	121,738,500
#*	TransAct Technologies, Inc.	17,129	136,689
*	Trimble, Inc.	235,510	12,670,438
*	Trio-Tech International	3,963	22,589
*	TSR, Inc.	1,081	8,118
*	TTM Technologies, Inc.	310,115	4,453,251
*	Turtle Beach Corp.	58,041	652,961
*	Twilio, Inc., Class A	18,985	1,253,580
*	Tyler Technologies, Inc.	18,698	7,416,188
#*	UiPath, Inc., Class A	157,194	2,842,068
*	Ultra Clean Holdings, Inc.	114,885	4,377,118
*	Unisys Corp.	55,278	300,712
#*	Unity Software, Inc.	27,080	1,241,347
	Universal Display Corp.	36,693	5,352,775

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Upland Software, Inc.	21,159	$83,578
*	Varonis Systems, Inc., Class B	13,858	397,725
*	Veeco Instruments, Inc.	156,806	4,415,657
*	Verint Systems, Inc.	132,787	4,962,250
*	VeriSign, Inc.	68,246	14,396,494
*	Vertex, Inc., Class A	2,317	48,101
*	Viant Technology, Inc., Class A	2,633	12,744
#*	Viasat, Inc.	126,831	3,924,151
*	Viavi Solutions, Inc.	496,738	5,399,542
	Vishay Intertechnology, Inc.	322,340	9,073,871
*	Vishay Precision Group, Inc.	38,394	1,436,320
*	VMware, Inc., Class A	54,196	8,542,915
	Vontier Corp.	232,154	7,180,523
#*	Vuzix Corp.	1,337	7,059
*	Western Digital Corp.	268,340	11,420,550
*	Wireless Telecom Group, Inc.	55,860	118,423
#*	Wolfspeed, Inc.	100,664	6,633,758
*	Workday, Inc., Class A	13,900	3,296,107
#	Xerox Holdings Corp.	293,414	4,688,756
*	Xperi, Inc.	116,194	1,524,465
#*	Yext, Inc.	42,888	416,871
*	Zebra Technologies Corp., Class A	50,016	15,402,927
*	Zoom Video Communications, Inc., Class A	25,472	1,868,371
*	Zscaler, Inc.	14,108	2,262,641
TOTAL INFORMATION TECHNOLOGY			6,890,291,213
MATERIALS — (4.6%)
*	Advanced Emissions Solutions, Inc.	53,720	126,779
	AdvanSix, Inc.	69,173	2,774,529
	Air Products & Chemicals, Inc.	96,668	29,515,640
	Albemarle Corp.	107,476	22,815,005
	Alcoa Corp.	294,655	10,663,564
	Alpha Metallurgical Resources, Inc.	9,054	1,568,334
*	Alto Ingredients, Inc.	136,760	549,775
	Amcor PLC	1,615,087	16,570,793
*	American Biltrite, Inc.	36	4,338
	American Vanguard Corp.	81,533	1,472,486
#*	Ampco-Pittsburgh Corp.	141,324	511,593
	AptarGroup, Inc.	162,513	19,738,829
	Arch Resources, Inc.	37,673	4,838,720
*	Arconic Corp.	169,291	5,060,108
	Ardagh Metal Packaging SA	5,790	21,886
*	Ascent Industries Co.	24,899	227,328
	Ashland, Inc.	127,468	11,645,476
#*	ATI, Inc.	199,016	9,489,083
	Avery Dennison Corp.	136,814	25,175,144
	Avient Corp.	178,804	7,246,926
*	Axalta Coating Systems Ltd.	572,929	18,333,728
	Balchem Corp.	79,418	10,700,781
#	Ball Corp.	313,499	18,399,256
	Berry Global Group, Inc.	323,985	21,243,696
#	Cabot Corp.	137,563	9,766,973
	Caledonia Mining Corp. PLC	1,563	18,412
	Carpenter Technology Corp.	118,680	7,104,185
#	Celanese Corp.	130,115	16,315,120
*	Century Aluminum Co.	191,288	1,778,978
	CF Industries Holdings, Inc.	376,519	30,904,680
	Chase Corp.	25,373	3,194,207
	Chemours Co.	288,167	10,656,416

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Clearwater Paper Corp.	111,620	$3,597,513
*	Cleveland-Cliffs, Inc.	891,858	15,741,294
#*	Coeur Mining, Inc.	960,347	2,957,869
	Commercial Metals Co.	311,174	17,805,376
	Compass Minerals International, Inc.	55,789	2,112,729
*	Core Molding Technologies, Inc.	18,851	454,686
	Corteva, Inc.	458,974	25,899,903
	Crown Holdings, Inc.	253,463	23,511,228
*	Dakota Gold Corp.	17,015	50,024
	Dow, Inc.	792,534	44,754,395
	DuPont de Nemours, Inc.	152,551	11,842,534
#	Eagle Materials, Inc.	112,205	20,687,236
	Eastman Chemical Co.	156,668	13,407,647
	Ecolab, Inc.	91,823	16,816,464
*	Ecovyst, Inc.	408,604	5,021,743
	Element Solutions, Inc.	596,333	12,499,140
#*	Ferroglobe PLC	161,110	873,216
#	Flexible Solutions International, Inc.	1,236	3,535
#*	Flotek Industries, Inc.	333,735	275,999
	FMC Corp.	151,107	14,541,027
	Fortitude Gold Corp.	54,214	354,017
	Freeport-McMoRan, Inc.	1,164,903	52,012,919
	Friedman Industries, Inc.	15,398	273,930
	FutureFuel Corp.	81,341	790,635
	Glatfelter Corp.	136,261	463,287
	Graphic Packaging Holding Co.	1,013,404	24,524,377
	Greif, Inc., Class A	75,813	5,607,888
	Greif, Inc., Class B	32,148	2,541,942
	Hawkins, Inc.	60,754	2,840,249
	Haynes International, Inc.	37,431	1,877,539
	HB Fuller Co.	126,455	9,361,464
#	Hecla Mining Co.	1,347,054	7,759,031
	Huntsman Corp.	569,356	16,949,728
*	Ingevity Corp.	98,161	6,284,267
	Innospec, Inc.	59,516	6,376,544
	International Flavors & Fragrances, Inc.	156,693	13,257,795
	International Paper Co.	444,779	16,038,731
#*	Intrepid Potash, Inc.	24,691	679,003
#	Kaiser Aluminum Corp.	34,717	2,819,020
*	Knife River Corp.	91,506	3,977,766
	Koppers Holdings, Inc.	52,218	1,997,861
#	Kronos Worldwide, Inc.	83,982	785,232
	Linde PLC	183,953	71,864,919
#*	Livent Corp.	378,191	9,311,062
	Louisiana-Pacific Corp.	308,405	23,478,873
*	LSB Industries, Inc.	225,675	2,520,790
	LyondellBasell Industries NV, Class A	459,795	45,455,334
	Martin Marietta Materials, Inc.	58,468	26,103,623
	Materion Corp.	52,387	6,241,387
#	Mativ Holdings, Inc.	147,970	2,329,048
#	Mercer International, Inc.	166,175	1,478,958
	Minerals Technologies, Inc.	81,152	4,978,675
	Mosaic Co.	396,716	16,170,144
#*	MP Materials Corp.	109,491	2,611,360
	Myers Industries, Inc.	119,166	2,336,845
	NewMarket Corp.	21,784	9,839,833
	Newmont Corp.	528,515	22,683,864
#	Nexa Resources SA	10,918	54,481
	Northern Technologies International Corp.	21,837	271,871

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Nucor Corp.	366,177	$63,015,400
*	O-I Glass, Inc.	383,038	8,794,552
	Olin Corp.	431,988	24,917,068
	Olympic Steel, Inc.	54,092	3,017,793
	Orion SA	28,083	615,579
	Packaging Corp. of America	172,965	26,524,183
	Pactiv Evergreen, Inc.	16,421	141,385
	PPG Industries, Inc.	251,076	36,129,836
#	Quaker Chemical Corp.	4,071	815,747
#	Ramaco Resources, Inc., Class A	18,463	169,860
	Ramaco Resources, Inc., Class B	3,692	52,537
*	Ranpak Holdings Corp.	4,961	31,800
*	Rayonier Advanced Materials, Inc.	241,807	1,143,747
	Reliance Steel & Aluminum Co.	143,264	41,956,295
»††	Resolute Forest Products, Inc.	229,171	245,213
	Royal Gold, Inc.	98,520	11,836,193
	RPM International, Inc.	231,586	23,925,150
	Ryerson Holding Corp.	111,001	4,716,432
	Schnitzer Steel Industries, Inc., Class A	83,101	3,009,087
#	Scotts Miracle-Gro Co.	89,155	6,244,416
	Sealed Air Corp.	185,813	8,476,789
	Sensient Technologies Corp.	92,373	5,915,567
	Sherwin-Williams Co.	184,804	51,098,306
	Silgan Holdings, Inc.	336,994	14,777,187
	Sonoco Products Co.	282,079	16,541,113
#	Southern Copper Corp.	99,431	8,694,247
	Steel Dynamics, Inc.	481,497	51,317,950
	Stepan Co.	67,327	6,451,273
*	Summit Materials, Inc., Class A	302,080	10,929,254
	SunCoke Energy, Inc.	252,972	2,246,391
	Sylvamo Corp.	60,627	2,974,967
*	TimkenSteel Corp.	177,100	4,126,430
	Tredegar Corp.	110,726	766,224
	TriMas Corp.	121,631	3,133,215
	Trinseo PLC	88,814	1,564,903
#	Tronox Holdings PLC	318,319	4,230,460
*	U.S. Gold Corp.	2,268	10,161
	U.S. Steel Corp.	424,219	10,817,584
	United States Lime & Minerals, Inc.	14,087	2,896,428
*	Universal Stainless & Alloy Products, Inc.	25,553	409,104
	Vulcan Materials Co.	124,001	27,342,220
#	Warrior Met Coal, Inc.	126,547	5,599,705
#	Westlake Corp.	134,587	18,505,712
	WestRock Co.	206,364	6,869,858
	Worthington Industries, Inc.	126,194	9,416,596
TOTAL MATERIALS			1,509,004,535
REAL ESTATE — (0.4%)
#*	AMREP Corp.	11,932	214,895
*	Anywhere Real Estate, Inc.	319,573	2,678,022
*	CBRE Group, Inc., Class A	360,063	29,996,849
#*	CKX Lands, Inc.	2,161	21,923
*	Comstock Holding Cos., Inc.	2,731	13,136
*	CoStar Group, Inc.	185,770	15,599,107
#*	Cushman & Wakefield PLC	76,211	749,154
	Douglas Elliman, Inc.	130,624	288,679
*	Fathom Holdings, Inc.	5,088	40,908
*	Five Point Holdings LLC, Class A	101,104	348,809
*	Forestar Group, Inc.	37,129	1,094,563

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	FRP Holdings, Inc.	23,658	$1,357,260
*	Howard Hughes Corp.	86,761	7,325,231
*	InterGroup Corp.	677	23,309
*	Jones Lang LaSalle, Inc.	101,821	16,958,288
*»	JW Mays, Inc.	2,713	123,007
#	Kennedy-Wilson Holdings, Inc.	338,954	5,592,741
#	Marcus & Millichap, Inc.	117,111	4,295,632
#*	Maui Land & Pineapple Co., Inc.	13,708	204,386
	Newmark Group, Inc., Class A	468,421	3,241,473
#*	Opendoor Technologies, Inc.	625,466	3,196,131
*	Rafael Holdings, Inc., Class B	38,641	77,282
	RE/MAX Holdings, Inc., Class A	60,783	1,198,033
	RMR Group, Inc., Class A	19,266	454,292
#	St. Joe Co.	194,168	12,325,785
#	Stratus Properties, Inc.	22,438	636,790
*	Tejon Ranch Co.	65,458	1,152,715
*	Zillow Group, Inc., Class A	49,328	2,625,236
*	Zillow Group, Inc., Class C	150,468	8,149,347
TOTAL REAL ESTATE			119,982,983
UTILITIES — (1.7%)
	AES Corp.	497,941	10,770,464
	ALLETE, Inc.	78,390	4,501,938
	Alliant Energy Corp.	141,127	7,584,165
	Ameren Corp.	144,378	12,368,863
	American Electric Power Co., Inc.	109,537	9,282,165
	American States Water Co.	56,210	4,969,526
	American Water Works Co., Inc.	105,607	15,569,640
	Artesian Resources Corp., Class A	17,059	777,208
#	Atlantica Sustainable Infrastructure PLC	234,494	5,655,995
	Atmos Energy Corp.	78,451	9,548,271
#	Avangrid, Inc.	62,463	2,316,128
#	Avista Corp.	102,191	3,948,660
	Black Hills Corp.	111,989	6,756,296
#	Brookfield Renewable Corp., Class A	69,657	2,171,209
	California Water Service Group	92,876	4,924,285
	CenterPoint Energy, Inc.	297,695	8,957,643
	Chesapeake Utilities Corp.	33,768	3,992,728
	Clearway Energy, Inc., Class A	67,535	1,666,088
	Clearway Energy, Inc., Class C	118,070	3,118,229
	CMS Energy Corp.	165,770	10,123,574
	Consolidated Edison, Inc.	139,189	13,203,469
#	Consolidated Water Co. Ltd.	40,703	796,151
	Constellation Energy Corp.	93,591	9,045,570
	Dominion Energy, Inc.	170,652	9,138,415
	DTE Energy Co.	109,778	12,547,625
	Duke Energy Corp.	151,638	14,196,350
	Edison International	211,080	15,189,317
	Entergy Corp.	116,917	12,007,376
	Essential Utilities, Inc.	188,103	7,954,876
	Evergy, Inc.	171,898	10,308,723
	Eversource Energy	148,396	10,733,483
	Exelon Corp.	259,219	10,850,907
	FirstEnergy Corp.	290,993	11,462,214
	Genie Energy Ltd., Class B	60,892	816,562
	Global Water Resources, Inc.	1,921	24,397
	Hawaiian Electric Industries, Inc.	122,659	4,708,879
	IDACORP, Inc.	68,279	7,020,447
	MGE Energy, Inc.	65,025	5,217,606

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
#	Middlesex Water Co.	35,564	$2,860,057
	National Fuel Gas Co.	93,204	4,950,064
	New Jersey Resources Corp.	192,921	8,623,569
	NextEra Energy, Inc.	427,752	31,354,222
	NiSource, Inc.	284,011	7,906,866
	Northwest Natural Holding Co.	47,422	2,037,723
	NorthWestern Corp.	76,091	4,296,859
	NRG Energy, Inc.	651,199	24,739,050
	OGE Energy Corp.	207,080	7,485,942
#	ONE Gas, Inc.	84,597	6,694,161
#	Ormat Technologies, Inc.	137,949	11,215,254
#	Otter Tail Corp.	85,677	6,940,694
*	PG&E Corp.	582,903	10,264,922
	Pinnacle West Capital Corp.	101,396	8,397,617
	PNM Resources, Inc.	170,699	7,650,729
	Portland General Electric Co.	143,914	6,860,380
	PPL Corp.	439,454	12,098,169
	Public Service Enterprise Group, Inc.	241,400	15,237,168
#*	Pure Cycle Corp.	41,462	510,812
#	RGC Resources, Inc.	16,102	323,972
	Sempra	71,702	10,685,032
	SJW Group	63,604	4,481,538
	Southern Co.	226,157	16,360,197
#	Southwest Gas Holdings, Inc.	73,783	4,865,251
#	Spire, Inc.	73,774	4,689,813
#*	Sunnova Energy International, Inc.	181,520	3,205,643
	UGI Corp.	223,261	6,025,814
	Unitil Corp.	32,521	1,692,393
	Via Renewables, Inc.	7,443	60,809
	Vistra Corp.	691,902	19,414,770
	WEC Energy Group, Inc.	133,404	11,987,683
	Xcel Energy, Inc.	213,294	13,379,933
	York Water Co.	29,489	1,218,780
TOTAL UTILITIES			562,741,328
TOTAL COMMON STOCKS			31,584,976,376
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	10,477	242,019
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	15,643	560,019
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	73,575	1,995,354
TOTAL PREFERRED STOCKS			2,797,392
TOTAL INVESTMENT SECURITIES (Cost $12,837,933,396)			31,587,773,768

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund 5.190%	304,231,835	304,231,835

U.S. Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.5%)
@§	The DFA Short Term Investment Fund	70,530,473	$815,825,976
TOTAL INVESTMENTS — (100.0%)
(Cost $13,957,931,760)^^			$32,707,831,579
As of July 31, 2023, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,209	09/15/23	$262,225,335	$278,946,525	$16,721,190
Total Futures Contracts			$262,225,335	$278,946,525	$16,721,190
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,039,362,865	$213,197	—	$2,039,576,062
Consumer Discretionary	3,318,159,869	3,457	—	3,318,163,326
Consumer Staples	1,993,579,381	75,842	—	1,993,655,223
Energy	1,914,690,750	—	—	1,914,690,750
Financials	4,810,558,372	92,860	—	4,810,651,232
Health Care	3,638,003,762	—	$1,571,084	3,639,574,846
Industrials	4,784,600,045	2,028,135	16,698	4,786,644,878
Information Technology	6,889,112,120	1,178,742	351	6,890,291,213
Materials	1,508,759,322	—	245,213	1,509,004,535
Real Estate	119,859,976	123,007	—	119,982,983
Utilities	562,741,328	—	—	562,741,328
Preferred Stocks
Communication Services	242,019	—	—	242,019
Consumer Discretionary	560,019	—	—	560,019
Industrials	1,995,354	—	—	1,995,354
Temporary Cash Investments	304,231,835	—	—	304,231,835
Securities Lending Collateral	—	815,825,976	—	815,825,976
Futures Contracts**	16,721,190	—	—	16,721,190
TOTAL	$31,903,178,207	$819,541,216	$1,833,346^	$32,724,552,769
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (93.0%)
COMMUNICATION SERVICES — (5.3%)
*	Activision Blizzard, Inc.	35,792	$3,320,066
*	Alphabet, Inc., Class A	160,166	21,257,232
*	Alphabet, Inc., Class C	174,880	23,278,277
*	Altice USA, Inc., Class A	31,187	105,724
#*	AMC Networks, Inc., Class A	26,262	331,426
#*	Angi, Inc.	38,204	147,849
*	Anterix, Inc.	2,469	69,305
	AT&T, Inc.	591,989	8,595,680
#	Atlanta Braves Holdings, Inc., Class A	7,868	372,471
*	Atlanta Braves Holdings, Inc., Class C	20,086	817,908
	ATN International, Inc.	16,092	584,783
*	Bandwidth, Inc., Class A	15,051	228,023
*	Boston Omaha Corp., Class A	16,757	327,097
*	Bumble, Inc., Class A	37,057	686,296
	Cable One, Inc.	1,330	962,840
*	Cargurus, Inc.	32,833	743,996
*	Cars.com, Inc.	58,406	1,332,241
*	Charter Communications, Inc., Class A	6,662	2,699,376
#*	Cinemark Holdings, Inc.	48,992	817,676
#	Cogent Communications Holdings, Inc.	17,652	1,081,008
	Comcast Corp., Class A	440,297	19,927,842
*	comScore, Inc.	6,525	5,052
*	Consolidated Communications Holdings, Inc.	63,509	227,362
*	Cumulus Media, Inc., Class A	667	4,229
*	Daily Journal Corp.	563	163,000
#	DallasNews Corp.	1,667	7,668
*	DHI Group, Inc.	42,317	159,535
#*	DISH Network Corp., Class A	117,268	929,935
*	EchoStar Corp., Class A	37,732	733,133
	Electronic Arts, Inc.	9,605	1,309,642
#*	Emerald Holding, Inc.	3,272	16,196
*	Endeavor Group Holdings, Inc., Class A	2,837	66,953
	Entravision Communications Corp., Class A	65,727	314,175
#*	EverQuote, Inc., Class A	11,338	80,273
*	EW Scripps Co., Class A	72,777	717,581
*	FG Group Holdings, Inc.	7,403	11,993
	Fox Corp., Class A	93,167	3,116,436
	Fox Corp., Class B	102,451	3,217,986
#*	Frontier Communications Parent, Inc.	49,921	909,061
*	Gaia, Inc.	9,523	22,379
#*	Gannett Co., Inc.	35,937	101,342
»	GCI Liberty, Inc.	91,121	82,414
	Gray Television, Inc.	82,293	779,315
#	Gray Television, Inc., Class A	2,300	22,621
*	Harte Hanks, Inc.	2,751	15,818
*	IDT Corp., Class B	62,410	1,480,365
#*	iHeartMedia, Inc., Class A	99,244	469,424
#*	IMAX Corp.	49,882	918,328
*	Integral Ad Science Holding Corp.	32,098	669,243
	Interpublic Group of Cos., Inc.	80,376	2,751,271
	Iridium Communications, Inc.	65,223	3,427,469
	John Wiley & Sons, Inc., Class A	29,202	999,584
	John Wiley & Sons, Inc., Class B	2,087	70,927

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Lee Enterprises, Inc.	3,798	$52,792
*	Liberty Broadband Corp., Class A	3,022	268,444
*	Liberty Broadband Corp., Class C	37,226	3,317,953
*	Liberty Latin America Ltd., Class A	118,400	994,560
*	Liberty Latin America Ltd., Class C	215,656	1,794,258
*	Liberty Media Corp.-Liberty Formula One, Class A	4,117	264,641
*	Liberty Media Corp.-Liberty Formula One, Class C	34,596	2,511,670
*	Liberty Media Corp.-Liberty SiriusXM, Class A	13,224	419,201
#*	Liberty Media Corp.-Liberty SiriusXM, Class B	309	9,965
*	Liberty Media Corp.-Liberty SiriusXM, Class C	49,556	1,577,368
*	Lions Gate Entertainment Corp., Class A	44,192	339,395
*	Lions Gate Entertainment Corp., Class B	56,675	414,861
*	Live Nation Entertainment, Inc.	6,587	578,009
#	Lumen Technologies, Inc.	506,109	905,935
*	Madison Square Garden Entertainment Corp.	22,059	768,536
	Madison Square Garden Sports Corp.	3,747	797,174
#*	Magnite, Inc.	85,791	1,298,018
*	Marchex, Inc., Class B	16,221	31,793
#	Marcus Corp.	26,154	408,002
*	Match Group, Inc.	9,850	458,124
*	Meta Platforms, Inc., Class A	140,513	44,767,442
*	Netflix, Inc.	8,150	3,577,606
	New York Times Co., Class A	41,331	1,684,652
	News Corp., Class A	174,543	3,459,442
	News Corp., Class B	90,843	1,826,853
	Nexstar Media Group, Inc.	33,521	6,259,041
	Omnicom Group, Inc.	38,949	3,295,864
*	Ooma, Inc.	2,567	38,505
	Paramount Global, Class A	3,778	72,764
	Paramount Global, Class B	120,690	1,934,661
*	Pinterest, Inc., Class A	9,803	284,189
#*	PubMatic, Inc., Class A	13,183	263,528
*	QuinStreet, Inc.	35,147	312,105
*	Quotient Technology, Inc.	24,406	96,160
#*	Reading International, Inc., Class A	38,223	101,673
*	Roku, Inc.	12,653	1,218,104
	Saga Communications, Inc., Class A	5,577	120,686
	Scholastic Corp.	30,422	1,313,926
*	Sciplay Corp., Class A	9,292	182,123
	Shenandoah Telecommunications Co.	57,187	1,067,681
#	Shutterstock, Inc.	16,812	864,977
#	Sinclair, Inc.	42,609	592,691
#	Sirius XM Holdings, Inc.	120,878	616,478
#*	Sphere Entertainment Co.	22,059	936,405
#	Spok Holdings, Inc.	28,056	411,301
*	Spotify Technology SA	5,966	891,380
*	Take-Two Interactive Software, Inc.	32,115	4,911,668
*	TechTarget, Inc.	17,658	573,532
	TEGNA, Inc.	194,817	3,292,407
#	Telephone & Data Systems, Inc.	94,580	758,532
#*	Thryv Holdings, Inc.	20,095	476,252
*	T-Mobile U.S., Inc.	48,874	6,733,371
	Townsquare Media, Inc., Class A	16,264	194,843
*	Trade Desk, Inc., Class A	8,822	805,096
*	Travelzoo	12,456	102,637
*	TripAdvisor, Inc.	47,885	893,055
*	TrueCar, Inc.	88,534	216,908
*	U.S. Cellular Corp.	46,149	817,299
*	Urban One, Inc.	27,678	157,211

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Urban One, Inc.	4,808	$27,550
	Verizon Communications, Inc.	467,543	15,933,865
*	Vimeo, Inc.	49,427	203,639
*	Walt Disney Co.	87,280	7,758,319
*	Warner Bros Discovery, Inc.	290,606	3,798,220
*	WideOpenWest, Inc.	45,003	370,825
	World Wrestling Entertainment, Inc., Class A	10,889	1,143,345
*	Yelp, Inc.	40,602	1,829,120
*	Zedge, Inc., Class B	5,669	11,905
#*	Ziff Davis, Inc.	32,238	2,337,900
*	ZoomInfo Technologies, Inc., Class A	59,335	1,517,196
TOTAL COMMUNICATION SERVICES			259,753,457
CONSUMER DISCRETIONARY — (10.7%)
*	1-800-Flowers.com, Inc., Class A	39,182	340,100
*	1stdibs.com, Inc.	14,223	58,030
*	2U, Inc.	25,184	120,380
	Aaron's Co., Inc.	37,551	594,057
*	Abercrombie & Fitch Co., Class A	58,127	2,302,410
#	Academy Sports & Outdoors, Inc.	62,116	3,713,916
#	Acushnet Holdings Corp.	69,470	4,142,496
*	Adient PLC	51,141	2,176,561
#	ADT, Inc.	180,143	1,149,312
*	Adtalem Global Education, Inc.	47,047	2,034,312
	Advance Auto Parts, Inc.	16,644	1,238,147
*	Amazon.com, Inc.	258,032	34,493,718
	AMCON Distributing Co.	438	93,732
*	American Axle & Manufacturing Holdings, Inc.	125,762	1,188,451
	American Eagle Outfitters, Inc.	133,690	1,878,344
*	American Outdoor Brands, Inc.	14,342	136,249
*	American Public Education, Inc.	22,299	111,718
#*	America's Car-Mart, Inc.	10,033	1,195,131
*	Aptiv PLC	17,650	1,932,498
	Aramark	111,373	4,496,128
	Ark Restaurants Corp.	2,975	53,223
	Arko Corp.	8,342	69,572
#*	Asbury Automotive Group, Inc.	19,530	4,405,968
	Autoliv, Inc.	26,841	2,709,062
*	AutoNation, Inc.	44,678	7,192,264
*	Barnes & Noble Education, Inc.	41,758	61,384
	Bassett Furniture Industries, Inc.	9,023	158,805
	Bath & Body Works, Inc.	16,472	610,452
*	Beazer Homes USA, Inc.	33,974	1,142,546
	Best Buy Co., Inc.	38,802	3,222,506
	Big 5 Sporting Goods Corp.	27,233	260,620
	Big Lots, Inc.	27,719	284,120
*	Biglari Holdings, Inc., Class A	142	142,886
*	Biglari Holdings, Inc., Class B	1,757	356,952
*	BJ's Restaurants, Inc.	25,838	973,059
	Bloomin' Brands, Inc.	44,701	1,201,116
#	Bluegreen Vacations Holding Corp.	4,277	167,188
*	Boot Barn Holdings, Inc.	35,095	3,295,420
	BorgWarner, Inc.	143,346	6,665,589
	Boyd Gaming Corp.	57,508	3,928,947
#*	Bright Horizons Family Solutions, Inc.	15,179	1,472,818
#*	Brinker International, Inc.	18,604	730,765
	Brunswick Corp.	50,302	4,341,566
#	Buckle, Inc.	25,922	947,708
	Build-A-Bear Workshop, Inc.	17,072	419,118

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Burlington Stores, Inc.	2,401	$426,466
*	Caesars Entertainment, Inc.	17,048	1,006,173
	Caleres, Inc.	41,504	1,122,268
#	Camping World Holdings, Inc., Class A	10,608	339,774
*	Capri Holdings Ltd.	44,674	1,648,917
#*	CarMax, Inc.	50,309	4,156,026
#*	Carnival Corp.	43,104	812,079
*	CarParts.com, Inc.	2,107	10,577
	Carriage Services, Inc.	24,853	804,492
*	Carrols Restaurant Group, Inc.	41,335	243,463
#	Carter's, Inc.	19,745	1,481,072
	Cato Corp., Class A	25,601	217,608
*	Cavco Industries, Inc.	7,684	2,271,775
	Century Communities, Inc.	28,311	2,186,175
#	Cheesecake Factory, Inc.	26,709	982,357
*	Chegg, Inc.	53,321	540,142
*	Chico's FAS, Inc.	143,828	877,351
#*	Children's Place, Inc.	8,738	274,723
#	Choice Hotels International, Inc.	8,184	1,070,058
	Churchill Downs, Inc.	5,130	594,310
*	Chuy's Holdings, Inc.	14,866	618,277
*	Citi Trends, Inc.	8,687	163,750
#	Columbia Sportswear Co.	32,436	2,549,794
*	Conn's, Inc.	22,508	110,739
*	Container Store Group, Inc.	9,288	33,994
#*	Cooper-Standard Holdings, Inc.	2,999	55,242
*	Coursera, Inc.	8,253	129,490
#	Cracker Barrel Old Country Store, Inc.	16,117	1,502,104
#	Cricut, Inc., Class A	4,863	57,675
*	Crocs, Inc.	480	52,008
	Crown Crafts, Inc.	4,355	21,862
*	Culp, Inc.	13,186	75,160
	Dana, Inc.	68,940	1,308,481
#	Darden Restaurants, Inc.	16,601	2,804,241
*	Dave & Buster's Entertainment, Inc.	24,291	1,112,528
*	Deckers Outdoor Corp.	6,158	3,348,043
*	Delta Apparel, Inc.	12,387	102,564
*	Denny's Corp.	22,857	268,798
#	Designer Brands, Inc., Class A	30,541	303,883
#*	Destination XL Group, Inc.	21,721	112,080
	Dick's Sporting Goods, Inc.	26,403	3,722,823
#	Dillard's, Inc., Class A	25,677	8,808,238
#	Dine Brands Global, Inc.	1,652	99,649
#*	DoorDash, Inc., Class A	18,626	1,691,055
*	Dorman Products, Inc.	28,751	2,434,922
	DR Horton, Inc.	125,278	15,912,812
*	DraftKings, Inc., Class A	39,133	1,243,647
*	Duluth Holdings, Inc., Class B	3,783	27,465
	eBay, Inc.	25,601	1,139,501
*	Educational Development Corp.	6,574	11,702
	El Pollo Loco Holdings, Inc.	28,410	302,566
#	Escalade, Inc.	12,824	187,230
#	Ethan Allen Interiors, Inc.	28,196	887,328
*	Etsy, Inc.	4,577	465,252
#*	European Wax Center, Inc., Class A	4,248	82,284
*	Expedia Group, Inc.	4,495	550,772
*	Fiesta Restaurant Group, Inc.	22,316	171,833
#*	Figs, Inc., Class A	53,354	392,685
#*	Five Below, Inc.	10,014	2,086,317

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Flanigan's Enterprises, Inc.	1,001	$29,730
	Flexsteel Industries, Inc.	8,187	160,220
#*	Floor & Decor Holdings, Inc., Class A	15,459	1,775,466
#	Foot Locker, Inc.	53,561	1,439,184
	Ford Motor Co.	462,094	6,104,262
*	Fossil Group, Inc.	15,043	41,820
#*	Fox Factory Holding Corp.	14,392	1,610,465
	Franchise Group, Inc.	4,692	139,634
*	Frontdoor, Inc.	15,293	534,032
#*	Full House Resorts, Inc.	19,188	123,187
#*	Funko, Inc., Class A	24,947	203,568
*	GameStop Corp., Class A	15,210	337,662
#	Gap, Inc.	197,653	2,035,826
	Garmin Ltd.	22,692	2,402,856
	General Motors Co.	208,405	7,996,500
*	Genesco, Inc.	13,073	368,789
	Gentex Corp.	155,770	5,230,757
*	Gentherm, Inc.	32,515	1,943,422
	Genuine Parts Co.	16,918	2,634,471
*	G-III Apparel Group Ltd.	56,994	1,180,346
*	Good Times Restaurants, Inc.	3,814	12,243
*	Goodyear Tire & Rubber Co.	170,359	2,739,373
*	GoPro, Inc., Class A	115,510	472,436
	Graham Holdings Co., Class B	4,229	2,481,366
*	Grand Canyon Education, Inc.	25,569	2,775,515
*	Green Brick Partners, Inc.	22,902	1,294,421
	Group 1 Automotive, Inc.	15,409	3,983,689
#*	GrowGeneration Corp.	41,350	164,573
#	Guess?, Inc.	48,668	1,021,541
#	H&R Block, Inc.	34,561	1,161,595
	Hamilton Beach Brands Holding Co., Class A	13,189	129,912
#	Hanesbrands, Inc.	144,709	762,616
	Harley-Davidson, Inc.	78,346	3,024,939
#	Hasbro, Inc.	16,501	1,065,305
#	Haverty Furniture Cos., Inc.	19,633	698,935
	Haverty Furniture Cos., Inc., Class A	1,796	63,848
#*	Helen of Troy Ltd.	20,370	2,878,281
#	Hibbett, Inc.	15,878	736,739
#*	Hilton Grand Vacations, Inc.	13,880	645,420
	Hooker Furnishings Corp.	23,717	476,000
*	Hovnanian Enterprises, Inc., Class A	2,664	284,036
#	Hyatt Hotels Corp., Class A	10,777	1,361,674
#	Installed Building Products, Inc.	15,522	2,297,566
#	International Game Technology PLC	102,105	3,454,212
*	iRobot Corp.	15,101	604,040
#*	J Jill, Inc.	915	20,771
	Jack in the Box, Inc.	6,082	604,612
*	JAKKS Pacific, Inc.	1,600	33,344
	Jerash Holdings US, Inc.	2,916	11,256
	Johnson Outdoors, Inc., Class A	12,917	763,653
	KB Home	80,690	4,354,839
	Kohl's Corp.	50,406	1,434,051
#	Kontoor Brands, Inc.	24,669	1,044,979
*	Koss Corp.	833	3,449
#	Krispy Kreme, Inc.	7,917	121,922
#*	Kura Sushi USA, Inc., Class A	604	60,104
	Lakeland Industries, Inc.	7,500	116,025
*	Lands' End, Inc.	34,301	321,743
*	Landsea Homes Corp.	2,909	28,712

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Las Vegas Sands Corp.	12,049	$720,651
	Laureate Education, Inc.	91,957	1,178,889
	La-Z-Boy, Inc.	49,990	1,568,186
	LCI Industries	25,955	3,536,888
	Lear Corp.	52,945	8,193,768
*	Legacy Housing Corp.	1,200	28,464
	Leggett & Platt, Inc.	52,807	1,545,133
	Lennar Corp., Class A	86,262	10,940,609
#	Lennar Corp., Class B	9,841	1,130,829
#*	Leslie's, Inc.	10,853	69,134
#	Levi Strauss & Co., Class A	9,166	138,132
*	LGI Homes, Inc.	24,836	3,445,995
#*	Life Time Group Holdings, Inc.	11,388	206,009
	Lifetime Brands, Inc.	30,698	168,839
#*	Light & Wonder, Inc.	19,895	1,398,618
#*	Lincoln Educational Services Corp.	12,212	86,827
	Lithia Motors, Inc.	18,484	5,739,837
*	Live Ventures, Inc.	1,150	30,590
	LKQ Corp.	47,567	2,606,196
*	LL Flooring Holdings, Inc.	25,614	100,663
#*	Lovesac Co.	7,958	233,010
*	M/I Homes, Inc.	33,882	3,388,200
	Macy's, Inc.	244,155	4,050,531
*	Malibu Boats, Inc., Class A	21,691	1,300,375
	Marine Products Corp.	15,913	255,245
*	MarineMax, Inc.	26,965	1,087,498
#	Marriott Vacations Worldwide Corp.	32,840	4,220,268
*	MasterCraft Boat Holdings, Inc.	12,483	382,604
*	Mattel, Inc.	85,940	1,830,522
	McDonald's Corp.	1,857	544,472
	MDC Holdings, Inc.	82,456	4,228,344
	Meritage Homes Corp.	35,556	5,296,066
	MGM Resorts International	37,525	1,905,144
*	Modine Manufacturing Co.	50,652	1,902,489
*	Mohawk Industries, Inc.	35,296	3,753,377
	Monarch Casino & Resort, Inc.	5,624	389,856
	Monro, Inc.	30,744	1,126,768
*	Motorcar Parts of America, Inc.	20,304	182,127
	Movado Group, Inc.	17,417	499,868
#	Murphy USA, Inc.	8,285	2,543,744
	Nathan's Famous, Inc.	4,206	336,901
#*	National Vision Holdings, Inc.	34,779	752,270
	Newell Brands, Inc.	278,555	3,108,674
	Nobility Homes, Inc.	1,284	35,695
*	Noodles & Co.	8,060	29,419
	Nordstrom, Inc.	34,419	795,423
*	NVR, Inc.	623	3,928,912
*	ODP Corp.	36,903	1,840,722
#*	Ollie's Bargain Outlet Holdings, Inc.	42,835	3,121,815
#*	ONE Group Hospitality, Inc.	1,700	12,529
*	OneSpaWorld Holdings Ltd.	24,264	311,671
	Oxford Industries, Inc.	16,622	1,792,683
#	Papa John's International, Inc.	7,165	592,545
	Patrick Industries, Inc.	24,604	2,129,476
#*	Penn Entertainment, Inc.	38,186	1,003,910
#	Penske Automotive Group, Inc.	48,153	7,772,857
*	Perdoceo Education Corp.	72,173	963,510
#	PetMed Express, Inc.	15,853	232,246
*	Phinia, Inc.	28,669	813,340

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Planet Fitness, Inc., Class A	9,900	$668,646
*	Playa Hotels & Resorts NV	130,771	1,067,091
#	Polaris, Inc.	20,839	2,830,770
#	Pool Corp.	1,426	548,639
#*	Potbelly Corp.	8,889	84,890
	PulteGroup, Inc.	146,869	12,394,275
#	Purple Innovation, Inc.	46,779	145,950
	PVH Corp.	38,180	3,422,455
*»	QEP Co., Inc.	1,575	20,703
#*	QuantumScape Corp.	19,644	261,462
*	Qurate Retail, Inc., Class A	44,644	45,537
	Ralph Lauren Corp.	24,732	3,248,054
	RCI Hospitality Holdings, Inc.	9,765	681,109
	Red Rock Resorts, Inc., Class A	21,324	1,034,214
#*	Revolve Group, Inc.	9,318	183,751
#*	RH	6,650	2,581,330
#*	Rivian Automotive, Inc., Class A	52,152	1,441,481
	Rocky Brands, Inc.	7,323	147,339
	Ross Stores, Inc.	14,432	1,654,484
#*	Royal Caribbean Cruises Ltd.	11,741	1,281,061
#*	Sally Beauty Holdings, Inc.	79,790	955,086
*	SeaWorld Entertainment, Inc.	28,528	1,579,595
	Service Corp. International	89,573	5,970,040
*	Shake Shack, Inc., Class A	14,745	1,145,097
#	Shoe Carnival, Inc.	30,438	809,955
#	Signet Jewelers Ltd.	46,478	3,741,014
*	Skechers USA, Inc., Class A	89,150	4,954,957
*	Skyline Champion Corp.	43,338	3,018,925
#*	Sleep Number Corp.	12,790	354,155
#	Smith & Wesson Brands, Inc.	64,994	827,374
*	Solo Brands, Inc., Class A	3,537	20,727
	Sonic Automotive, Inc., Class A	40,894	1,958,414
*	Sonos, Inc.	42,864	734,689
*	Sportsman's Warehouse Holdings, Inc.	37,037	233,333
	Standard Motor Products, Inc.	30,561	1,166,513
#	Steven Madden Ltd.	64,835	2,164,192
#*	Stitch Fix, Inc., Class A	43,993	224,804
*	Stoneridge, Inc.	31,731	648,582
	Strategic Education, Inc.	24,634	1,850,013
*	Strattec Security Corp.	3,345	78,240
*	Stride, Inc.	46,169	1,764,117
	Superior Group of Cos., Inc.	29,554	278,694
*	Superior Industries International, Inc.	2,376	8,696
*	Sypris Solutions, Inc.	12,526	24,426
#*»	Tandy Leather Factory, Inc.	2,500	10,475
	Tapestry, Inc.	157,237	6,784,777
*	Taylor Morrison Home Corp.	114,538	5,545,930
	Tempur Sealy International, Inc.	35,385	1,579,233
	Texas Roadhouse, Inc.	21,627	2,412,492
#	Thor Industries, Inc.	33,052	3,817,175
#*	Tile Shop Holdings, Inc.	30,029	190,984
#*	Tilly's, Inc., Class A	21,615	187,402
	Toll Brothers, Inc.	94,747	7,611,027
*	TopBuild Corp.	28,635	7,843,986
*	Topgolf Callaway Brands Corp.	118,166	2,359,775
	Tractor Supply Co.	17,500	3,919,825
	Travel & Leisure Co.	18,662	760,103
*	Tri Pointe Homes, Inc.	103,909	3,312,619
*	Twin Vee PowerCats Co.	2,917	6,272

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Ulta Beauty, Inc.	6,395	$2,844,496
*	Under Armour, Inc., Class A	88,759	715,398
*	Under Armour, Inc., Class C	101,751	754,992
*	Unifi, Inc.	17,499	138,417
*	Universal Electronics, Inc.	13,337	148,974
*	Universal Technical Institute, Inc.	33,658	245,030
#	Upbound Group, Inc.	30,347	1,050,917
*	Urban Outfitters, Inc.	135,047	4,911,659
	Vail Resorts, Inc.	5,219	1,229,022
	Valvoline, Inc.	31,325	1,189,410
*	Vera Bradley, Inc.	33,067	222,872
	VF Corp.	20,136	398,894
#*	Victoria's Secret & Co.	5,490	112,490
#*	Vince Holding Corp.	1,700	4,930
*	Vista Outdoor, Inc.	65,311	1,978,923
*	Visteon Corp.	16,990	2,617,989
*	Vizio Holding Corp., Class A	10,564	78,702
*	VOXX International Corp.	36,231	334,774
#	Wendy's Co.	106,940	2,298,141
	Weyco Group, Inc.	10,880	297,024
#	Whirlpool Corp.	18,525	2,672,416
#	Williams-Sonoma, Inc.	31,734	4,399,602
	Wingstop, Inc.	6,181	1,041,993
	Winmark Corp.	2,807	1,020,232
	Winnebago Industries, Inc.	36,274	2,495,651
	Wolverine World Wide, Inc.	16,660	211,082
	Wyndham Hotels & Resorts, Inc.	19,618	1,528,635
	Wynn Resorts Ltd.	6,042	658,457
#*	YETI Holdings, Inc.	14,854	632,780
*	Zumiez, Inc.	29,480	555,993
TOTAL CONSUMER DISCRETIONARY			526,942,088
CONSUMER STAPLES — (4.6%)
#	Alico, Inc.	11,914	308,573
	Andersons, Inc.	34,511	1,684,827
	Archer-Daniels-Midland Co.	100,443	8,533,637
	B&G Foods, Inc.	42,598	564,849
*	BellRing Brands, Inc.	80,404	2,890,524
#*	BJ's Wholesale Club Holdings, Inc.	19,268	1,277,661
*	Boston Beer Co., Inc. , Class A	2,839	1,054,518
*	Bridgford Foods Corp.	4,114	48,627
#	Brown-Forman Corp., Class A	3,283	236,081
#	Brown-Forman Corp., Class B	800	56,480
	Bunge Ltd.	94,400	10,258,448
#	Calavo Growers, Inc.	9,846	371,490
#	Cal-Maine Foods, Inc.	37,112	1,714,203
#	Campbell Soup Co.	35,835	1,641,960
	Casey's General Stores, Inc.	18,796	4,748,997
#*	Celsius Holdings, Inc.	3,888	562,594
*	Central Garden & Pet Co.	20,939	847,611
*	Central Garden & Pet Co., Class A	49,488	1,891,431
*	Chefs' Warehouse, Inc.	40,811	1,483,072
	Church & Dwight Co., Inc.	20,030	1,916,270
	Coca-Cola Co.	42,381	2,624,655
	Coca-Cola Consolidated, Inc.	7,611	4,820,884
	Conagra Brands, Inc.	66,281	2,174,680
	Constellation Brands, Inc., Class A	7,145	1,949,156
	Costco Wholesale Corp.	7,743	4,341,268
*	Coty, Inc., Class A	172,064	2,071,651

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Darling Ingredients, Inc.	65,425	$4,530,681
	Dollar General Corp.	11,806	1,993,561
*	Dollar Tree, Inc.	31,716	4,894,730
*	Duckhorn Portfolio, Inc.	59,703	751,064
	Edgewell Personal Care Co.	46,165	1,819,363
*	elf Beauty, Inc.	45,692	5,333,170
#	Energizer Holdings, Inc.	36,703	1,310,297
#*	Farmer Bros Co.	14,454	43,362
#	Flowers Foods, Inc.	126,752	3,132,042
	Fresh Del Monte Produce, Inc.	60,762	1,615,054
*	Fresh Market, Inc.	6,378	0
#*	Freshpet, Inc.	10,006	735,841
	General Mills, Inc.	39,083	2,921,063
*	Grocery Outlet Holding Corp.	58,189	1,946,422
*	Hain Celestial Group, Inc.	44,123	559,038
#*	Herbalife Ltd.	18,911	307,115
#*	Honest Co., Inc.	32,593	49,215
#	Hormel Foods Corp.	45,106	1,843,933
*	Hostess Brands, Inc.	117,508	2,824,892
	Ingles Markets, Inc., Class A	13,855	1,174,904
	Ingredion, Inc.	44,866	4,991,791
	Inter Parfums, Inc.	25,661	3,837,859
#	J & J Snack Foods Corp.	12,350	1,979,952
	J M Smucker Co.	38,387	5,783,002
	John B Sanfilippo & Son, Inc.	13,938	1,517,988
	Kellogg Co.	32,803	2,194,193
	Keurig Dr Pepper, Inc.	56,539	1,922,891
	Kraft Heinz Co.	67,535	2,443,416
	Kroger Co.	148,256	7,211,172
	Lamb Weston Holdings, Inc.	5,072	525,611
	Lancaster Colony Corp.	7,366	1,418,913
	Lifevantage Corp.	3,901	19,739
*	Lifeway Foods, Inc.	6,493	42,334
#	Limoneira Co.	14,670	227,678
#	Mannatech, Inc.	99	1,143
	McCormick & Co., Inc.	23,510	2,103,675
#	McCormick & Co., Inc.	2,128	187,498
	Medifast, Inc.	10,658	1,085,944
#	MGP Ingredients, Inc.	22,542	2,570,013
#*	Mission Produce, Inc.	7,780	90,404
	Molson Coors Beverage Co., Class B	43,945	3,066,043
	Mondelez International, Inc., Class A	66,070	4,897,769
*	Monster Beverage Corp.	27,050	1,555,105
*	National Beverage Corp.	20,130	1,063,871
*	Natural Alternatives International, Inc.	8,015	57,708
	Natural Grocers by Vitamin Cottage, Inc., Class C	13,518	168,299
	Natural Health Trends Corp.	1,821	10,598
*	Nature's Sunshine Products, Inc.	15,233	212,500
	Nu Skin Enterprises, Inc., Class A	39,842	1,170,956
	Oil-Dri Corp. of America	4,973	312,155
*	Performance Food Group Co.	67,726	4,047,306
	Philip Morris International, Inc.	24,545	2,447,627
*	Pilgrim's Pride Corp.	97,831	2,423,274
*	Post Holdings, Inc.	62,190	5,304,807
	PriceSmart, Inc.	19,527	1,517,834
	Procter & Gamble Co.	90,151	14,090,601
	Reynolds Consumer Products, Inc.	3,464	95,884
*	Rocky Mountain Chocolate Factory, Inc.	5,160	30,547
	Seaboard Corp.	618	2,227,890

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Seneca Foods Corp., Class A	6,380	$246,045
*»	Seneca Foods Corp., Class B	1,251	47,463
*	Simply Good Foods Co.	75,394	2,918,502
*	Sovos Brands, Inc.	9,706	172,767
	SpartanNash Co.	31,257	701,407
	Spectrum Brands Holdings, Inc.	25,661	2,012,079
#*	Sprouts Farmers Market, Inc.	78,613	3,085,560
	Target Corp.	27,480	3,750,196
#*	Thorne HealthTech, Inc.	16,284	97,215
	Tootsie Roll Industries, Inc.	30,601	1,066,751
*	TreeHouse Foods, Inc.	51,287	2,646,922
	Turning Point Brands, Inc.	6,788	161,894
	Tyson Foods, Inc., Class A	65,287	3,637,792
*	U.S. Foods Holding Corp.	57,892	2,473,725
*	United Natural Foods, Inc.	53,496	1,112,717
	United-Guardian, Inc.	1,872	15,350
	Universal Corp.	29,225	1,477,908
*	USANA Health Sciences, Inc.	19,214	1,247,181
#	Utz Brands, Inc.	3,443	57,670
	Vector Group Ltd.	34,078	447,103
	Village Super Market, Inc., Class A	11,037	256,941
#*	Vita Coco Co., Inc.	3,645	96,301
*	Vital Farms, Inc.	3,810	44,577
#	Walgreens Boots Alliance, Inc.	116,164	3,481,435
	Walmart, Inc.	63,339	10,125,373
#	WD-40 Co.	6,701	1,537,880
#	Weis Markets, Inc.	23,728	1,574,116
*	Whole Earth Brands, Inc.	11,119	45,032
*	Willamette Valley Vineyards, Inc.	800	4,800
TOTAL CONSUMER STAPLES			227,258,586
ENERGY — (8.7%)
	Adams Resources & Energy, Inc.	4,112	142,399
#*	Amplify Energy Corp.	9,303	68,284
#	Antero Midstream Corp.	382,870	4,571,468
#*	Antero Resources Corp.	253,676	6,785,833
	APA Corp.	21,097	854,218
	Archrock, Inc.	247,933	2,890,899
	Ardmore Shipping Corp.	48,293	679,965
	Baker Hughes Co.	220,561	7,893,878
*	Battalion Oil Corp.	8,207	68,775
*	Baytex Energy Corp.	56,368	227,727
	Berry Corp.	63,849	498,022
*	Bristow Group, Inc.	7,758	238,714
#	Cactus, Inc., Class A	26,100	1,325,358
	California Resources Corp.	45,439	2,424,171
#*	Callon Petroleum Co.	33,820	1,270,279
*	Centrus Energy Corp., Class A	1,800	67,680
#	ChampionX Corp.	80,947	2,881,713
	Cheniere Energy, Inc.	10,173	1,646,602
#	Chesapeake Energy Corp.	69,314	5,845,943
	Chevron Corp.	202,064	33,069,794
	Chord Energy Corp.	22,221	3,485,142
#	Civitas Resources, Inc.	3,611	270,319
*	Clean Energy Fuels Corp.	200,535	988,638
*	CNX Resources Corp.	208,465	4,252,686
#	Comstock Resources, Inc.	210,476	2,683,569
	ConocoPhillips	107,669	12,674,795
	CONSOL Energy, Inc.	36,002	2,682,869

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
#	Core Laboratories, Inc.	31,613	$821,622
	Coterra Energy, Inc.	441,905	12,170,064
#	CVR Energy, Inc.	42,430	1,558,878
	Delek U.S. Holdings, Inc.	71,468	1,971,802
*	Denbury, Inc.	30,788	2,706,573
	Devon Energy Corp.	128,907	6,960,978
	DHT Holdings, Inc.	185,564	1,827,805
	Diamondback Energy, Inc.	79,164	11,662,440
*	DMC Global, Inc.	11,853	223,548
	Dorian LPG Ltd.	45,854	1,363,698
*	Dril-Quip, Inc.	35,089	908,454
*	DT Midstream, Inc.	45,032	2,410,113
#*	Empire Petroleum Corp.	179	1,611
	Energy Services of America Corp.	4,053	11,470
#	EnLink Midstream LLC	301,646	3,499,094
	EOG Resources, Inc.	74,939	9,931,666
	Epsilon Energy Ltd.	15,216	91,905
#	EQT Corp.	216,761	9,142,979
	Equitrans Midstream Corp.	234,111	2,427,731
	Evolution Petroleum Corp.	34,987	326,779
*	Expro Group Holdings NV	11,182	248,129
	Exxon Mobil Corp.	530,249	56,863,903
*	Forum Energy Technologies, Inc.	3,812	103,725
*	Geospace Technologies Corp.	7,440	59,594
*	Green Plains, Inc.	41,406	1,470,327
*	Gulf Island Fabrication, Inc.	10,040	34,036
*	Gulfport Energy Corp.	7,033	720,531
*	Hallador Energy Co.	11,287	104,066
	Halliburton Co.	110,561	4,320,724
*	Helix Energy Solutions Group, Inc.	155,684	1,494,566
	Helmerich & Payne, Inc.	79,148	3,543,456
	Hess Corp.	33,658	5,106,928
	HF Sinclair Corp.	169,076	8,807,169
	International Seaways, Inc.	32,840	1,408,508
	Kinder Morgan, Inc.	292,311	5,176,828
*	Kosmos Energy Ltd.	152,106	1,079,953
	Liberty Energy, Inc.	152,307	2,508,496
	Magnolia Oil & Gas Corp., Class A	101,530	2,248,889
*	Mammoth Energy Services, Inc.	4,793	23,438
	Marathon Oil Corp.	306,076	8,040,617
	Marathon Petroleum Corp.	85,987	11,437,991
#	Matador Resources Co.	96,926	5,391,993
	Mexco Energy Corp.	4,700	61,382
	Murphy Oil Corp.	130,435	5,643,922
#*	Nabors Industries Ltd.	8,627	1,056,721
	NACCO Industries, Inc., Class A	6,859	253,714
*	Natural Gas Services Group, Inc.	10,917	112,336
*	NCS Multistage Holdings, Inc.	1,080	21,168
#	New Fortress Energy, Inc.	21,731	620,420
*	Newpark Resources, Inc.	90,911	501,829
*	NexTier Oilfield Solutions, Inc.	191,354	2,280,940
#*	Nine Energy Service, Inc.	7,572	38,087
#*	Noble Corp. PLC	8,652	452,240
#	Nordic American Tankers Ltd.	194,274	852,863
	NOV, Inc.	169,517	3,403,901
	Occidental Petroleum Corp.	118,726	7,495,172
*	Oceaneering International, Inc.	90,141	2,023,665
*	Oil States International, Inc.	77,668	624,451
	ONEOK, Inc.	71,124	4,768,153

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Overseas Shipholding Group, Inc., Class A	45,201	$184,872
#	Ovintiv, Inc.	74,736	3,444,582
*	Par Pacific Holdings, Inc.	69,312	2,181,942
	Patterson-UTI Energy, Inc.	162,481	2,573,699
	PBF Energy, Inc., Class A	113,086	5,364,800
	PDC Energy, Inc.	81,735	6,202,869
#	Peabody Energy Corp.	110,080	2,470,195
#	Permian Resources Corp.	257,561	3,010,888
	Phillips 66	58,638	6,541,069
	PHX Minerals, Inc.	30,919	99,868
	Pioneer Natural Resources Co.	27,646	6,238,873
#*	PrimeEnergy Resources Corp.	1,031	99,141
*	ProPetro Holding Corp.	91,000	950,040
	Range Resources Corp.	177,053	5,564,776
*	Ranger Energy Services, Inc.	2,026	21,273
*	REX American Resources Corp.	16,597	614,421
	Riley Exploration Permian, Inc.	1,159	43,405
#	RPC, Inc.	166,345	1,383,990
	SandRidge Energy, Inc.	35,627	608,509
	Schlumberger NV	111,868	6,526,379
	Scorpio Tankers, Inc.	45,654	2,147,564
*	SEACOR Marine Holdings, Inc.	16,915	194,353
	Select Water Solutions, Inc., Class A	87,920	739,407
	SFL Corp. Ltd.	196,602	1,938,496
	Sitio Royalties Corp., Class A	21,394	584,912
	SM Energy Co.	116,907	4,242,555
	Solaris Oilfield Infrastructure, Inc., Class A	28,898	315,855
*	Southwestern Energy Co.	539,811	3,497,975
#*	Stabilis Solutions, Inc.	2,037	8,596
*	Talos Energy, Inc.	81,660	1,306,560
	Targa Resources Corp.	53,518	4,387,941
*	TechnipFMC PLC	239,042	4,384,030
*	Teekay Corp.	46,555	310,056
	Teekay Tankers Ltd., Class A	31,849	1,388,935
*	TETRA Technologies, Inc.	39,409	176,946
	Texas Pacific Land Corp.	67	100,922
*	Tidewater, Inc.	22,177	1,399,590
#*	Transocean Ltd.	450,842	3,967,410
*	U.S. Silica Holdings, Inc.	74,827	973,499
*	Valaris Ltd.	9,315	715,392
	Valero Energy Corp.	94,078	12,127,595
#*	Vital Energy, Inc.	16,800	886,704
#	Vitesse Energy, Inc.	17,411	438,583
*	W&T Offshore, Inc.	12,251	53,659
*	Weatherford International PLC	25,310	2,103,261
	Williams Cos., Inc.	101,371	3,492,231
	World Kinect Corp.	59,703	1,345,706
TOTAL ENERGY			428,268,105
FINANCIALS — (20.3%)
	1st Source Corp.	39,221	1,839,465
#*	Acacia Research Corp.	30,327	121,005
	ACNB Corp.	7,905	274,304
	Affiliated Managers Group, Inc.	28,014	3,883,861
*	Affinity Bancshares, Inc.	810	11,462
#*	Affirm Holdings, Inc.	117,204	2,272,586
	Aflac, Inc.	92,218	6,671,050
#	Alerus Financial Corp.	3,731	73,799
	Allstate Corp.	57,452	6,473,691

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Ally Financial, Inc.	188,760	$5,764,730
#	Amalgamated Financial Corp.	13,633	272,115
	A-Mark Precious Metals, Inc.	24,656	1,005,718
*	Ambac Financial Group, Inc.	26,327	372,264
	Amerant Bancorp, Inc.	5,350	106,037
*	American Equity Investment Life Holding Co.	79,259	4,253,831
	American Express Co.	33,003	5,573,547
	American Financial Group, Inc.	33,279	4,047,059
	American International Group, Inc.	132,345	7,977,757
	American National Bankshares, Inc.	9,565	394,843
	Ameriprise Financial, Inc.	14,077	4,905,131
	Ameris Bancorp	58,199	2,540,386
	AMERISAFE, Inc.	21,486	1,119,850
	AmeriServ Financial, Inc.	15,921	52,539
#	Ames National Corp.	7,690	148,109
	Apollo Global Management, Inc.	43,496	3,554,058
*	Arch Capital Group Ltd.	105,193	8,172,444
	Ares Management Corp., Class A	4,739	470,204
	Argo Group International Holdings Ltd.	32,130	954,261
	Arrow Financial Corp.	16,719	336,386
	Arthur J Gallagher & Co.	14,066	3,021,377
#	Artisan Partners Asset Management, Inc., Class A	20,958	869,547
*	AssetMark Financial Holdings, Inc.	10,571	316,073
	Associated Banc-Corp.	125,354	2,375,458
	Associated Capital Group, Inc., Class A	2,402	88,994
	Assurant, Inc.	40,745	5,480,610
	Assured Guaranty Ltd.	66,849	3,996,233
*	Atlantic American Corp.	5,179	9,478
#	Atlantic Union Bankshares Corp.	74,761	2,390,857
*	Atlanticus Holdings Corp.	19,831	807,122
	Auburn National BanCorp, Inc.	2,722	60,428
*	Avantax, Inc.	51,074	1,321,795
*	AvidXchange Holdings, Inc.	29,395	364,792
	Axis Capital Holdings Ltd.	59,826	3,297,609
*	Axos Financial, Inc.	53,309	2,505,523
	B Riley Financial, Inc.	4,535	251,829
	Banc of California, Inc.	57,325	814,588
	BancFirst Corp.	39,183	3,914,382
*	Bancorp, Inc.	51,310	1,944,649
	Bank of America Corp.	491,054	15,713,728
#	Bank of Hawaii Corp.	33,585	1,918,711
	Bank of Marin Bancorp	16,358	343,191
	Bank of New York Mellon Corp.	145,973	6,621,335
	Bank of NT Butterfield & Son Ltd.	47,946	1,540,505
#	Bank of South Carolina Corp.	3,898	55,352
	Bank of the James Financial Group, Inc.	1,690	18,641
	Bank OZK	80,917	3,538,500
	Bank7 Corp.	3,833	101,421
	BankFinancial Corp.	19,353	173,596
#	BankUnited, Inc.	69,832	2,083,787
	Bankwell Financial Group, Inc.	4,462	122,036
	Banner Corp.	32,984	1,570,368
	Bar Harbor Bankshares	12,235	334,138
	BayCom Corp.	7,342	148,015
	BCB Bancorp, Inc.	17,333	222,729
*	Berkshire Hathaway, Inc., Class B	110,049	38,732,846
	Berkshire Hills Bancorp, Inc.	47,292	1,078,731
	BGC Group, Inc., Class A	203,956	970,831
	BlackRock, Inc.	6,183	4,568,310

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Block, Inc.	13,547	$1,090,940
#*	Blue Foundry Bancorp	3,819	38,992
#	Blue Ridge Bankshares, Inc.	3,670	30,938
#*	BM Technologies, Inc.	3,884	11,691
	BOK Financial Corp.	49,055	4,369,819
	Bread Financial Holdings, Inc.	37,737	1,568,727
*	Bridgewater Bancshares, Inc.	12,889	138,041
*	Brighthouse Financial, Inc.	68,814	3,587,274
	Brightsphere Investment Group, Inc.	21,135	449,753
	Brookline Bancorp, Inc.	98,791	1,055,088
	Brown & Brown, Inc.	39,544	2,785,875
#*	BRP Group, Inc., Class A	4,391	109,380
	Business First Bancshares, Inc.	13,511	276,300
	Byline Bancorp, Inc.	9,818	215,505
	C&F Financial Corp.	4,203	236,335
#	Cadence Bank	134,820	3,377,241
*	California BanCorp	1,994	36,869
*»	California First Leasing Corp.	3,253	54,081
#	Cambridge Bancorp	6,744	415,026
#	Camden National Corp.	18,415	636,791
*	Cannae Holdings, Inc.	74,786	1,524,139
*	Cantaloupe, Inc.	7,057	54,409
	Capital Bancorp, Inc.	3,304	66,576
	Capital City Bank Group, Inc.	20,372	660,664
	Capital One Financial Corp.	57,276	6,702,438
#	Capitol Federal Financial, Inc.	135,703	899,711
	Capstar Financial Holdings, Inc.	11,979	178,248
#	Carlyle Group, Inc.	78,382	2,794,318
*	Carter Bankshares, Inc.	1,237	18,172
*	Carver Bancorp, Inc.	1,815	4,991
#	Cass Information Systems, Inc.	12,882	488,872
	Cathay General Bancorp	71,957	2,737,244
#	CB Financial Services, Inc.	960	21,984
	Cboe Global Markets, Inc.	11,984	1,673,925
*»	CCUR Holdings, Inc.	2	6,000
	Central Pacific Financial Corp.	24,880	453,811
	Central Valley Community Bancorp	11,913	203,712
#	CF Bankshares, Inc.	1,469	26,501
	Charles Schwab Corp.	59,213	3,913,979
	Chemung Financial Corp.	3,608	153,917
	Chubb Ltd.	25,440	5,200,190
	Cincinnati Financial Corp.	61,758	6,643,926
	Citigroup, Inc.	117,753	5,612,108
#	Citizens & Northern Corp.	12,891	273,289
	Citizens Community Bancorp, Inc.	5,144	52,829
	Citizens Financial Group, Inc.	108,331	3,494,758
#	Citizens Financial Services, Inc.	632	44,540
#	Citizens Holding Co.	2,806	32,999
#*	Citizens, Inc.	41,727	107,238
	City Holding Co.	13,464	1,331,724
	Civista Bancshares, Inc.	15,887	289,779
	CME Group, Inc.	14,913	2,967,090
	CNA Financial Corp.	18,368	719,291
	CNB Financial Corp.	19,895	387,157
	CNO Financial Group, Inc.	16,341	420,291
#*	Coastal Financial Corp.	800	36,136
	Codorus Valley Bancorp, Inc.	9,206	202,440
#	Cohen & Steers, Inc.	29,832	1,918,496
*	Coinbase Global, Inc., Class A	7,571	746,576

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Colony Bankcorp, Inc.	9,574	$102,633
	Columbia Banking System, Inc.	175,426	3,920,771
#*	Columbia Financial, Inc.	44,039	769,802
	Comerica, Inc.	46,039	2,484,264
	Commerce Bancshares, Inc.	71,240	3,788,543
#	Community Bank System, Inc.	54,753	2,947,354
	Community Trust Bancorp, Inc.	19,752	758,082
	Community West Bancshares	8,152	111,438
	ConnectOne Bancorp, Inc.	36,500	747,155
*	Consumer Portfolio Services, Inc.	54,459	697,620
#	Crawford & Co., Class A	44,722	429,778
	Crawford & Co., Class B	28,431	236,262
#*	Credit Acceptance Corp.	7,852	4,370,423
#*	CrossFirst Bankshares, Inc.	9,937	115,965
	Cullen/Frost Bankers, Inc.	37,986	4,124,520
*	Customers Bancorp, Inc.	31,038	1,302,975
#	CVB Financial Corp.	123,991	2,339,710
	Diamond Hill Investment Group, Inc.	4,348	789,205
	Dime Community Bancshares, Inc.	36,781	823,894
	Discover Financial Services	105,290	11,113,359
	Donegal Group, Inc., Class A	30,139	439,125
	Donegal Group, Inc., Class B	3,821	49,826
*	Donnelley Financial Solutions, Inc.	33,283	1,574,286
	Eagle Bancorp Montana, Inc.	4,214	55,541
	Eagle Bancorp, Inc.	27,542	762,913
	East West Bancorp, Inc.	88,651	5,514,979
	Eastern Bankshares, Inc.	75,820	1,070,578
*	eHealth, Inc.	13,573	102,612
	Employers Holdings, Inc.	26,031	1,005,578
	Enact Holdings, Inc.	1,674	45,533
#*	Encore Capital Group, Inc.	31,458	1,683,003
*	Enova International, Inc.	37,642	2,073,698
*	Enstar Group Ltd.	16,714	4,276,778
	Enterprise Bancorp, Inc.	6,505	207,119
	Enterprise Financial Services Corp.	30,921	1,267,761
	Equitable Holdings, Inc.	129,582	3,717,708
	Equity Bancshares, Inc., Class A	15,786	428,748
	Erie Indemnity Co., Class A	5,762	1,278,934
	Esquire Financial Holdings, Inc.	826	41,255
	ESSA Bancorp, Inc.	12,606	209,512
	Essent Group Ltd.	48,642	2,412,643
*	Euronet Worldwide, Inc.	16,823	1,478,237
	Evans Bancorp, Inc.	5,198	154,485
	Evercore, Inc., Class A	19,836	2,679,050
	Everest Group Ltd.	16,892	6,089,735
	EVERTEC, Inc.	36,485	1,434,955
#*	EZCORP, Inc., Class A	64,340	582,920
#	F&G Annuities & Life, Inc.	11,495	301,169
	FactSet Research Systems, Inc.	3,846	1,673,164
#	Farmers & Merchants Bancorp, Inc.	2,553	54,430
	Farmers National Banc Corp.	15,082	207,378
	FB Financial Corp.	43,168	1,529,011
	Federal Agricultural Mortgage Corp., Class A	987	130,294
	Federal Agricultural Mortgage Corp., Class C	13,008	2,091,036
	Federated Hermes, Inc.	61,326	2,074,659
*	FFBW, Inc.	1,966	22,412
*	FG Financial Group, Inc.	4,644	6,177
#	Fidelity D&D Bancorp, Inc.	50	2,537
	Fidelity National Financial, Inc.	170,951	6,696,151

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Fidelity National Information Services, Inc.	78,017	$4,710,666
	Fifth Third Bancorp	219,351	6,383,114
	Financial Institutions, Inc.	26,469	507,675
	Finward Bancorp	303	7,469
*	Finwise Bancorp	6,243	61,806
	First American Financial Corp.	109,129	6,916,596
#	First Bancorp	38,239	1,264,946
	First BanCorp	224,091	3,327,751
	First Bancorp, Inc.	10,347	273,057
	First Bancshares, Inc.	4,666	146,092
	First Bank	19,116	238,950
	First Busey Corp.	56,239	1,218,137
	First Business Financial Services, Inc.	8,680	295,033
#	First Capital, Inc.	2,700	101,250
	First Citizens BancShares, Inc., Class A	6,764	9,681,313
	First Commonwealth Financial Corp.	104,544	1,509,615
	First Community Bankshares, Inc.	18,130	609,712
	First Community Corp.	8,626	170,364
	First Financial Bancorp	94,450	2,180,850
#	First Financial Bankshares, Inc.	69,371	2,260,801
	First Financial Corp.	13,801	527,336
	First Financial Northwest, Inc.	19,410	234,861
#	First Foundation, Inc.	52,865	386,443
	First Guaranty Bancshares, Inc.	425	5,491
#	First Hawaiian, Inc.	22,837	472,498
	First Horizon Corp.	432,866	5,899,964
	First Internet Bancorp	7,590	171,079
	First Interstate BancSystem, Inc., Class A	56,514	1,623,647
	First Merchants Corp.	56,233	1,806,204
#	First Mid Bancshares, Inc.	9,232	282,592
	First Northwest Bancorp	8,648	117,613
	First of Long Island Corp.	23,462	327,060
#	First Savings Financial Group, Inc.	6,504	120,324
*	First Seacoast Bancorp, Inc.	822	6,576
	First U.S. Bancshares, Inc.	1,708	15,423
	First United Corp.	7,908	135,701
*	First Western Financial, Inc.	4,791	99,365
	FirstCash Holdings, Inc.	41,900	3,992,232
*	Fiserv, Inc.	22,803	2,877,967
	Five Star Bancorp	3,639	89,811
*	FleetCor Technologies, Inc.	8,593	2,138,884
	Flushing Financial Corp.	39,237	619,160
#*	Flywire Corp.	9,275	316,648
	FNB Corp.	287,757	3,680,412
	FNCB Bancorp, Inc.	14,887	95,128
#	Franklin Financial Services Corp.	1,210	35,780
	Franklin Resources, Inc.	55,025	1,608,931
	FS Bancorp, Inc.	7,078	219,418
	Fulton Financial Corp.	140,591	2,010,451
#*	FVCBankcorp, Inc.	8,904	114,505
*	Genworth Financial, Inc., Class A	135,563	794,399
	German American Bancorp, Inc.	28,809	848,713
#	Glacier Bancorp, Inc.	82,727	2,705,173
	Global Payments, Inc.	40,938	4,513,414
	Globe Life, Inc.	38,140	4,278,164
	Goldman Sachs Group, Inc.	21,056	7,493,199
#*	Goosehead Insurance, Inc., Class A	5,779	386,442
	Great Southern Bancorp, Inc.	13,243	732,735
*	Green Dot Corp., Class A	49,305	963,913

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Greenhill & Co., Inc.	8,239	$121,113
*	Greenlight Capital Re Ltd., Class A	27,897	286,781
#	Guaranty Bancshares, Inc.	3,958	125,825
#	Hamilton Lane, Inc., Class A	6,988	617,949
	Hancock Whitney Corp.	72,763	3,202,300
	Hanmi Financial Corp.	31,722	602,718
	Hanover Insurance Group, Inc.	24,764	2,810,219
	HarborOne Bancorp, Inc.	37,187	390,092
	Hartford Financial Services Group, Inc.	139,081	9,997,142
	Hawthorn Bancshares, Inc.	7,305	128,203
	HBT Financial, Inc.	947	18,788
#	HCI Group, Inc.	14,403	904,652
	Heartland Financial USA, Inc.	43,020	1,477,307
	Hennessy Advisors, Inc.	6,499	45,558
	Heritage Commerce Corp.	59,958	575,597
	Heritage Financial Corp.	37,825	709,597
*	Heritage Global, Inc.	4,129	15,731
	Heritage Insurance Holdings, Inc.	13,508	60,921
	Hilltop Holdings, Inc.	87,768	2,714,664
#	Hingham Institution For Savings	2,051	456,245
	HMN Financial, Inc.	2,450	49,613
	Home Bancorp, Inc.	7,804	277,978
#	Home BancShares, Inc.	137,523	3,343,184
	Home Federal Bancorp, Inc. of Louisiana	944	14,632
	HomeStreet, Inc.	23,834	219,273
	HomeTrust Bancshares, Inc.	9,675	235,199
	Hope Bancorp, Inc.	180,897	1,964,541
	Horace Mann Educators Corp.	48,965	1,475,315
	Horizon Bancorp, Inc.	41,369	512,562
	Houlihan Lokey, Inc.	25,633	2,559,455
	Huntington Bancshares, Inc.	468,169	5,730,389
*	I3 Verticals, Inc., Class A	7,345	183,698
	IF Bancorp, Inc.	781	12,129
	Independent Bank Corp.	46,687	2,812,892
	Independent Bank Corp.	20,166	416,630
	Independent Bank Group, Inc.	35,445	1,590,417
	Interactive Brokers Group, Inc., Class A	4,012	350,368
	Intercontinental Exchange, Inc.	30,481	3,499,219
	International Bancshares Corp.	67,107	3,331,191
*	International Money Express, Inc.	6,409	155,290
	Invesco Ltd.	133,031	2,234,921
	Investar Holding Corp.	8,770	130,235
	Investors Title Co.	2,106	329,694
	Jack Henry & Associates, Inc.	12,721	2,131,658
#	Jackson Financial, Inc., Class A	10,626	350,871
	James River Group Holdings Ltd.	37,494	693,264
	Janus Henderson Group PLC	106,840	3,135,754
	Jefferies Financial Group, Inc.	147,940	5,442,713
	JPMorgan Chase & Co.	273,311	43,172,206
	Kearny Financial Corp.	80,751	693,651
	Kemper Corp.	69,177	3,525,952
	Kentucky First Federal Bancorp	2,320	14,709
	KeyCorp	233,029	2,868,587
	Kinsale Capital Group, Inc.	4,708	1,754,342
	KKR & Co., Inc.	55,029	3,267,622
	Lake Shore Bancorp, Inc.	2,509	27,448
	Lakeland Bancorp, Inc.	59,844	904,243
#	Lakeland Financial Corp.	25,757	1,427,968
	Landmark Bancorp, Inc.	4,818	102,142

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Lazard Ltd., Class A	28,730	$1,008,423
#	LCNB Corp.	11,830	207,380
*	LendingClub Corp.	85,496	717,311
*	LendingTree, Inc.	10,116	246,830
	Lincoln National Corp.	93,485	2,621,319
	Live Oak Bancshares, Inc.	40,727	1,542,331
	Loews Corp.	70,740	4,431,861
	LPL Financial Holdings, Inc.	16,691	3,828,248
	Luther Burbank Corp.	4,887	50,336
	M&T Bank Corp.	65,415	9,148,942
	Macatawa Bank Corp.	33,722	332,162
	Magyar Bancorp, Inc.	2,911	32,807
#*	Maiden Holdings Ltd.	72,795	141,950
#	MainStreet Bancshares, Inc.	828	19,764
*	Markel Group, Inc.	4,430	6,422,215
	MarketAxess Holdings, Inc.	531	142,956
*	Marqeta, Inc., Class A	315,584	1,760,959
	Marsh & McLennan Cos., Inc.	7,935	1,495,113
*	MBIA, Inc.	56,692	495,488
	Mercantile Bank Corp.	17,978	631,387
	Merchants Bancorp	6,597	208,531
	Mercury General Corp.	48,893	1,573,377
	Meridian Corp.	632	7,521
	MetLife, Inc.	46,316	2,916,519
	Metrocity Bankshares, Inc.	3,195	68,501
#*	Metropolitan Bank Holding Corp.	8,270	374,548
	MGIC Investment Corp.	86,816	1,453,300
	Mid Penn Bancorp, Inc.	4,191	98,489
#	Middlefield Banc Corp.	8,086	236,596
	Midland States Bancorp, Inc.	21,120	494,842
	Mid-Southern Bancorp, Inc.	425	5,436
#*	Midwest Holding, Inc.	2,276	60,428
	MidWestOne Financial Group, Inc.	14,212	348,620
#	Moelis & Co., Class A	28,456	1,389,506
	Morgan Stanley	152,000	13,917,120
	Morningstar, Inc.	5,538	1,276,398
*	Mr Cooper Group, Inc.	74,750	4,333,257
	MSCI, Inc.	4,997	2,738,756
	MVB Financial Corp.	10,817	276,807
	Nasdaq, Inc.	57,093	2,882,626
	National Bank Holdings Corp., Class A	38,269	1,314,923
#	National Bankshares, Inc.	4,963	147,749
	National Western Life Group, Inc., Class A	3,908	1,647,886
	Navient Corp.	149,752	2,851,278
	NBT Bancorp, Inc.	49,907	1,856,540
	Nelnet, Inc., Class A	29,960	2,956,453
	New York Community Bancorp, Inc.	1,071,287	14,858,751
*	NI Holdings, Inc.	13,970	194,602
#*	Nicholas Financial, Inc.	8,010	39,249
#	Nicolet Bankshares, Inc.	9,331	780,538
*	NMI Holdings, Inc., Class A	75,110	2,006,188
	Northeast Bank	7,150	340,626
	Northern Trust Corp.	64,321	5,153,399
	Northfield Bancorp, Inc.	67,275	819,409
	Northrim BanCorp, Inc.	7,507	358,835
#	Northwest Bancshares, Inc.	123,355	1,524,668
#	Norwood Financial Corp.	2,461	78,383
	Oak Valley Bancorp	6,523	178,665
	OceanFirst Financial Corp.	69,023	1,285,898

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Oconee Federal Financial Corp.	45	$608
*	Ocwen Financial Corp.	4,375	147,700
	OFG Bancorp	48,458	1,622,858
	Ohio Valley Banc Corp.	4,011	98,189
#	Old National Bancorp	262,716	4,474,053
	Old Point Financial Corp.	4,109	87,111
	Old Republic International Corp.	241,850	6,667,804
	Old Second Bancorp, Inc.	16,697	266,985
	OneMain Holdings, Inc.	59,491	2,705,651
	OP Bancorp	5,470	53,551
*	Open Lending Corp., Class A	36,049	406,993
*	Oportun Financial Corp.	10,434	64,169
	Oppenheimer Holdings, Inc., Class A	9,819	374,202
*	OptimumBank Holdings, Inc.	2,148	6,766
#	Orange County Bancorp, Inc.	394	17,746
	Origin Bancorp, Inc.	12,952	422,235
	Orrstown Financial Services, Inc.	9,962	233,111
*	Oscar Health, Inc., Class A	24,052	180,871
	Pacific Premier Bancorp, Inc.	75,950	1,939,763
	PacWest Bancorp	78,218	727,427
#*	Palomar Holdings, Inc.	10,732	649,930
#	Park National Corp.	14,712	1,640,682
	Parke Bancorp, Inc.	11,518	228,517
	Partners Bancorp	3,165	22,677
	Pathfinder Bancorp, Inc.	1,218	18,830
	Pathward Financial, Inc.	34,832	1,809,871
*	Patriot National Bancorp, Inc.	877	8,235
*	Paymentus Holdings, Inc., Class A	2,078	23,461
*	Payoneer Global, Inc.	22,700	120,764
*	PayPal Holdings, Inc.	10,461	793,153
#*	Paysafe Ltd.	12,157	146,249
#	PCB Bancorp	5,431	88,634
	Peapack-Gladstone Financial Corp.	19,523	570,657
	Penns Woods Bancorp, Inc.	7,925	213,737
	PennyMac Financial Services, Inc.	26,497	1,993,369
	Peoples Bancorp of North Carolina, Inc.	3,887	85,825
	Peoples Bancorp, Inc.	33,622	947,132
	Peoples Financial Services Corp.	916	42,310
	Pinnacle Financial Partners, Inc.	60,315	4,577,908
*	Pioneer Bancorp, Inc.	9,620	94,565
	Piper Sandler Cos.	16,627	2,433,528
	PJT Partners, Inc., Class A	9,227	731,793
#	Plumas Bancorp	5,164	186,834
	PNC Financial Services Group, Inc.	31,663	4,334,348
#*	Ponce Financial Group, Inc.	1,442	13,310
	Popular, Inc.	80,189	5,817,712
*	PRA Group, Inc.	39,756	948,578
	Preferred Bank	15,267	1,008,843
	Premier Financial Corp.	42,630	923,366
	Primerica, Inc.	32,455	6,903,178
	Primis Financial Corp.	31,802	302,437
#	Princeton Bancorp, Inc.	618	18,484
	Principal Financial Group, Inc.	91,370	7,297,722
	ProAssurance Corp.	48,763	819,218
*	PROG Holdings, Inc.	58,627	2,379,084
	Progressive Corp.	19,237	2,423,477
	Prosperity Bancshares, Inc.	79,051	5,005,509
#	Provident Bancorp, Inc.	15,467	149,411
	Provident Financial Holdings, Inc.	7,891	112,605

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Provident Financial Services, Inc.	68,325	$1,266,745
	Prudential Financial, Inc.	87,190	8,412,963
	QCR Holdings, Inc.	15,892	814,147
#	Radian Group, Inc.	118,291	3,185,577
#	Raymond James Financial, Inc.	39,549	4,353,158
	RBB Bancorp	11,571	169,747
#	Red River Bancshares, Inc.	2,099	102,872
	Regional Management Corp.	18,076	587,289
	Regions Financial Corp.	256,883	5,232,707
	Reinsurance Group of America, Inc.	30,108	4,225,658
#*	Remitly Global, Inc.	7,121	137,293
	RenaissanceRe Holdings Ltd.	33,797	6,311,928
	Renasant Corp.	58,551	1,811,568
*	Repay Holdings Corp.	3,686	30,778
	Republic Bancorp, Inc., Class A	15,725	720,677
*	Rhinebeck Bancorp, Inc.	1,151	8,057
	Richmond Mutual BanCorp, Inc.	10,309	121,543
	Riverview Bancorp, Inc.	19,717	111,204
	RLI Corp.	28,361	3,783,641
*	Robinhood Markets, Inc., Class A	186,830	2,402,634
	S&P Global, Inc.	11,333	4,470,982
	S&T Bancorp, Inc.	35,057	1,107,100
*	Safeguard Scientifics, Inc.	9,010	13,875
	Safety Insurance Group, Inc.	11,471	825,912
#	Salisbury Bancorp, Inc.	2,634	72,777
	Sandy Spring Bancorp, Inc.	39,872	975,668
	SB Financial Group, Inc.	6,557	90,159
	Seacoast Banking Corp. of Florida	44,570	1,101,325
*	Security National Financial Corp., Class A	16,401	140,065
	SEI Investments Co.	55,511	3,496,638
	Selective Insurance Group, Inc.	58,766	6,064,064
#	ServisFirst Bancshares, Inc.	43,676	2,606,584
#*	Shift4 Payments, Inc., Class A	3,336	230,151
	Shore Bancshares, Inc.	24,614	292,907
	Sierra Bancorp	16,299	343,257
	Silvercrest Asset Management Group, Inc., Class A	7,061	147,151
	Simmons First National Corp., Class A	126,467	2,553,369
*	SiriusPoint Ltd.	140,723	1,314,353
	SLM Corp.	282,090	4,564,216
	SmartFinancial, Inc.	3,356	84,303
#	Sound Financial Bancorp, Inc.	1,802	66,674
	South Plains Financial, Inc.	4,113	110,434
#*	Southern First Bancshares, Inc.	8,505	256,681
	Southern Missouri Bancorp, Inc.	4,149	199,442
	Southern States Bancshares, Inc.	2,286	57,493
#	Southside Bancshares, Inc.	36,678	1,218,076
#	SouthState Corp.	66,894	5,195,657
	State Street Corp.	97,744	7,080,575
	Stellar Bancorp, Inc.	20,713	514,925
	StepStone Group, Inc., Class A	3,289	92,322
*	Sterling Bancorp, Inc.	33,288	197,731
	Stewart Information Services Corp.	22,340	1,052,884
	Stifel Financial Corp.	103,447	6,573,022
#	Stock Yards Bancorp, Inc.	28,793	1,376,593
*	StoneX Group, Inc.	17,123	1,575,487
	Summit Financial Group, Inc.	4,130	93,173
	Summit State Bank	4,662	83,916
	Synchrony Financial	201,688	6,966,304
	Synovus Financial Corp.	121,400	4,115,460

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	T Rowe Price Group, Inc.	26,566	$3,274,525
	Territorial Bancorp, Inc.	9,218	109,095
*	Texas Capital Bancshares, Inc.	47,458	3,030,193
#	TFS Financial Corp.	46,620	676,456
	Timberland Bancorp, Inc.	8,054	252,010
	Tiptree, Inc.	69,777	1,030,606
#*	Toast, Inc., Class A	5,584	123,239
	Tompkins Financial Corp.	18,337	1,103,154
	Towne Bank	65,311	1,651,062
	Tradeweb Markets, Inc., Class A	7,876	644,178
	Travelers Cos., Inc.	72,370	12,491,786
	TriCo Bancshares	34,001	1,270,957
#*	Triumph Financial, Inc.	24,123	1,710,562
	Truist Financial Corp.	85,027	2,824,597
#*	Trupanion, Inc.	4,045	124,788
	TrustCo Bank Corp. NY	22,901	695,961
	Trustmark Corp.	65,441	1,718,481
	U.S. Bancorp	69,476	2,756,808
	U.S. Global Investors, Inc., Class A	3,303	10,537
#	UMB Financial Corp.	39,371	2,795,341
	Union Bankshares, Inc.	2,000	45,940
	United Bancorp, Inc.	2,256	27,388
	United Bancshares, Inc.	2,040	37,332
	United Bankshares, Inc.	110,409	3,692,077
#	United Community Banks, Inc.	59,636	1,733,619
	United Fire Group, Inc.	27,136	652,349
	United Security Bancshares	16,748	124,605
	Unity Bancorp, Inc.	6,471	171,611
	Universal Insurance Holdings, Inc.	50,736	787,930
	Univest Financial Corp.	33,946	661,947
	Unum Group	150,411	7,311,479
*	USCB Financial Holdings, Inc.	7,102	77,838
*	Usio, Inc.	3,394	5,973
#	Valley National Bancorp	290,252	2,977,986
#	Value Line, Inc.	3,433	183,906
#*	Velocity Financial, Inc.	20,216	250,274
	Veritex Holdings, Inc.	40,314	867,154
	Victory Capital Holdings, Inc., Class A	7,432	246,445
	Virginia National Bankshares Corp.	4,480	162,310
	Virtu Financial, Inc., Class A	49,888	925,921
#	Virtus Investment Partners, Inc.	7,580	1,559,433
	Voya Financial, Inc.	87,328	6,484,977
	W R Berkley Corp.	63,862	3,939,647
#	Walker & Dunlop, Inc.	35,100	3,193,398
	Washington Federal, Inc.	73,039	2,267,131
	Washington Trust Bancorp, Inc.	15,671	502,412
	Waterstone Financial, Inc.	23,894	333,321
	Webster Financial Corp.	144,019	6,814,979
	Wells Fargo & Co.	230,206	10,626,309
	WesBanco, Inc.	56,508	1,582,789
	West BanCorp, Inc.	20,480	410,829
	Westamerica BanCorp	22,983	1,130,534
	Western Alliance Bancorp	65,872	3,422,050
	Western New England Bancorp, Inc.	33,957	227,172
	Western Union Co.	14,373	175,063
	Westwood Holdings Group, Inc.	12,948	151,492
*	WEX, Inc.	8,860	1,677,641
	White Mountains Insurance Group Ltd.	2,746	4,248,117
	Willis Towers Watson PLC	16,771	3,544,215

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Wintrust Financial Corp.	47,223	$3,983,732
#	WisdomTree, Inc.	118,102	821,990
#*	World Acceptance Corp.	9,717	1,534,217
	WSFS Financial Corp.	63,826	2,792,387
	WVS Financial Corp.	1,627	20,207
	Zions Bancorp NA	108,744	4,159,458
TOTAL FINANCIALS			999,766,181
HEALTH CARE — (9.0%)
#*	4D Molecular Therapeutics, Inc.	4,586	83,924
	Abbott Laboratories	63,378	7,055,873
#*	AC Immune SA	15,821	47,463
#*	Acadia Healthcare Co., Inc.	83,721	6,616,471
*	Accolade, Inc.	39,198	588,754
#*	Accuray, Inc.	13,289	56,611
#††	Achillion Pharmaceuticals, Inc.	196,899	53,163
#*	Actinium Pharmaceuticals, Inc.	4,846	34,504
#*	Acumen Pharmaceuticals, Inc.	6,544	48,426
*	Acurx Pharmaceuticals, Inc.	3,199	6,494
#*	Adaptive Biotechnologies Corp.	39,732	335,338
*	Addus HomeCare Corp.	12,182	1,115,506
#*	Adicet Bio, Inc.	9,565	25,539
#††	Aduro Biotech, Inc.	740	1,835
	Agilent Technologies, Inc.	12,036	1,465,624
#*	Agiliti, Inc.	5,584	95,877
#*	agilon health, Inc.	25,149	481,603
*	Agios Pharmaceuticals, Inc.	50,981	1,352,016
#*	Akero Therapeutics, Inc.	22,661	983,487
††	Albireo Pharma, Inc.	7,009	11,355
#*	Aldeyra Therapeutics, Inc.	59,230	480,651
*	Alector, Inc.	18,129	124,365
*	Align Technology, Inc.	2,744	1,036,930
*	Alkermes PLC	55,103	1,613,416
#*	Allakos, Inc.	17,237	92,735
#*	Allogene Therapeutics, Inc.	87,286	432,939
#*	Allovir, Inc.	7,700	25,333
#*	Alpha Teknova, Inc.	13,659	46,304
#*	Alpine Immune Sciences, Inc.	7,056	88,482
#*	ALX Oncology Holdings, Inc.	3,024	18,477
*	Amedisys, Inc.	14,462	1,313,728
*	American Shared Hospital Services	3,867	9,938
*	American Well Corp., Class A	130,539	319,821
	AmerisourceBergen Corp.	8,850	1,654,065
*	AMN Healthcare Services, Inc.	40,533	4,343,111
#*	Amphastar Pharmaceuticals, Inc.	56,072	3,403,010
#*	AnaptysBio, Inc.	18,936	373,229
*	AngioDynamics, Inc.	38,849	337,598
*	ANI Pharmaceuticals, Inc.	18,156	954,098
*	Anika Therapeutics, Inc.	16,206	378,086
#*	Anixa Biosciences, Inc.	3,476	12,479
*	Annexon, Inc.	6,937	23,933
#*	Annovis Bio, Inc.	1,082	14,921
#*	Apollo Medical Holdings, Inc.	19,372	709,596
#*	Apyx Medical Corp.	34,242	191,413
#*	Arcturus Therapeutics Holdings, Inc.	15,422	539,153
*	Arcus Biosciences, Inc.	42,163	839,044
#*	ARS Pharmaceuticals, Inc.	2,866	21,065
#*	Artivion, Inc.	46,350	807,417
*	Arvinas, Inc.	2,479	61,281

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Athira Pharma, Inc.	28,120	$82,110
*	AtriCure, Inc.	27,378	1,515,372
#	Atrion Corp.	1,718	963,128
*	aTyr Pharma, Inc.	5,008	9,816
*	Avanos Medical, Inc.	48,595	1,189,120
*	Avantor, Inc.	38,978	801,777
*	Avid Bioservices, Inc.	7,400	93,684
#*	Avidity Biosciences, Inc.	30,339	288,524
#*	Avita Medical, Inc.	5,588	113,157
*	Axogen, Inc.	14,933	129,021
*	Axonics, Inc.	20,962	1,265,476
#*	Azenta, Inc.	14,677	689,525
	Baxter International, Inc.	18,080	817,758
	Becton Dickinson & Co.	9,587	2,671,130
*	Biogen, Inc.	8,875	2,397,936
*	BioLife Solutions, Inc.	10,619	211,106
*	BioMarin Pharmaceutical, Inc.	6,298	553,783
#*	Biomea Fusion, Inc.	5,405	120,261
*	Bio-Rad Laboratories, Inc., Class A	4,148	1,681,433
	Bio-Techne Corp.	8,280	690,552
#*	Bluebird Bio, Inc.	58,718	230,762
*	Boston Scientific Corp.	41,667	2,160,434
	Bristol-Myers Squibb Co.	122,040	7,589,668
#*	Brookdale Senior Living, Inc.	186,864	657,761
	Bruker Corp.	22,783	1,565,648
*	C4 Therapeutics, Inc.	13,963	54,316
#*	Cara Therapeutics, Inc.	9,340	31,102
	Cardinal Health, Inc.	40,183	3,675,539
*	CareCloud, Inc.	2,414	8,087
*	CareDx, Inc.	5,218	56,928
*	Caribou Biosciences, Inc.	21,320	153,291
*	Castle Biosciences, Inc.	11,888	200,313
*	Catalent, Inc.	21,724	1,054,048
*	Catalyst Pharmaceuticals, Inc.	64,975	898,604
#*	Celcuity, Inc.	1,900	18,772
*	Celldex Therapeutics, Inc.	10,192	360,389
*	Centene Corp.	80,540	5,483,969
*	Century Therapeutics, Inc.	2,037	6,213
*	Certara, Inc.	8,041	156,558
*	Charles River Laboratories International, Inc.	11,265	2,360,468
	Chemed Corp.	4,093	2,132,821
*	Chinook Therapeutics, Inc.	45,796	1,794,287
	Cigna Group	32,553	9,606,390
#*	Codexis, Inc.	19,464	70,070
*	Cogent Biosciences, Inc.	10,417	135,317
#*	Collegium Pharmaceutical, Inc.	18,965	431,643
*	Community Health Systems, Inc.	38,093	167,228
*	Computer Programs & Systems, Inc.	13,493	353,786
#	CONMED Corp.	15,145	1,833,302
††	Contra Abiomed, Inc.	2,059	32,141
	Cooper Cos., Inc.	3,932	1,538,434
#*	Corcept Therapeutics, Inc.	67,943	1,731,188
*	CorVel Corp.	12,788	2,615,913
#*	CRISPR Therapeutics AG	36,797	2,109,572
*	Cross Country Healthcare, Inc.	39,131	1,009,580
#*	CryoPort, Inc.	7,294	117,215
#*	Cue Biopharma, Inc.	15,678	59,890
*	Cullinan Oncology, Inc.	7,545	79,902
*	Cumberland Pharmaceuticals, Inc.	23,548	35,793

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	CVS Health Corp.	115,588	$8,633,268
#*	Cymabay Therapeutics, Inc.	3,502	45,701
	Danaher Corp.	31,151	7,945,374
#*	DarioHealth Corp.	12,097	45,122
*	DaVita, Inc.	23,556	2,402,476
*	Decibel Therapeutics, Inc.	5,274	15,822
*	Deciphera Pharmaceuticals, Inc.	28,592	386,564
*	Denali Therapeutics, Inc.	25,143	714,815
	DENTSPLY SIRONA, Inc.	93,857	3,896,943
#*	Design Therapeutics, Inc.	200	1,628
*	Dominari Holdings, Inc.	1,877	5,744
#*	Doximity, Inc., Class A	11,557	412,932
#*	Dynavax Technologies Corp.	84,068	1,176,111
*	Dyne Therapeutics, Inc.	11,367	138,450
*	Eagle Pharmaceuticals, Inc.	12,170	252,649
#*	Editas Medicine, Inc.	27,235	239,123
*	Elanco Animal Health, Inc.	146,066	1,763,017
*	Electromed, Inc.	3,600	36,720
	Elevance Health, Inc.	15,836	7,468,733
#	Embecta Corp.	1,917	40,909
#*	Emergent BioSolutions, Inc.	46,412	319,315
#*	Enanta Pharmaceuticals, Inc.	12,298	233,293
	Encompass Health Corp.	29,522	1,949,338
#*	Enhabit, Inc.	22,621	310,586
*	Enovis Corp.	34,724	2,218,864
#	Ensign Group, Inc.	59,295	5,743,907
*	Envista Holdings Corp.	69,862	2,403,951
#*	enVVeno Medical Corp.	2,854	14,042
#*	Enzo Biochem, Inc.	19,300	28,564
*	Erasca, Inc.	3,846	10,153
*	Evolent Health, Inc., Class A	75,979	2,309,002
*	Exact Sciences Corp.	9,431	919,900
*	Exagen, Inc.	7,187	17,680
*	Exelixis, Inc.	124,120	2,446,405
#*	Eyenovia, Inc.	6,032	12,848
#*	Fate Therapeutics, Inc.	29,502	121,843
*	FONAR Corp.	7,435	125,503
*	Fortrea Holdings, Inc.	22,412	716,288
#*	Fulcrum Therapeutics, Inc.	5,840	22,309
#*	Fulgent Genetics, Inc.	17,180	667,099
*	Gain Therapeutics, Inc.	4,143	16,448
*	GE HealthCare Technologies, Inc.	596	46,488
#*	Generation Bio Co.	8,000	40,640
	Gilead Sciences, Inc.	71,697	5,459,010
*	Glaukos Corp.	19,786	1,526,292
*	Globus Medical, Inc., Class A	32,209	1,941,236
*	GoodRx Holdings, Inc., Class A	23,366	215,902
*	Graphite Bio, Inc.	9,175	23,213
*	Haemonetics Corp.	24,992	2,305,262
*	Halozyme Therapeutics, Inc.	27,932	1,199,959
*	Harmony Biosciences Holdings, Inc.	9,317	329,542
#*	Harrow Health, Inc.	3,170	69,994
*	Harvard Bioscience, Inc.	43,252	201,122
*	Health Catalyst, Inc.	36,021	505,375
*	HealthEquity, Inc.	32,458	2,205,197
	HealthStream, Inc.	28,860	648,773
*	Henry Schein, Inc.	33,422	2,633,319
*	Hologic, Inc.	36,504	2,899,148
*	Horizon Therapeutics PLC	24,532	2,459,824

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Humana, Inc.	9,303	$4,249,889
#*	ICU Medical, Inc.	511	91,050
#*	Ideaya Biosciences, Inc.	33,268	743,872
*	Ikena Oncology, Inc.	3,525	18,154
*	Illumina, Inc.	2,200	422,730
*	ImmuCell Corp.	2,993	16,252
*	ImmunoGen, Inc.	20,442	364,276
*	Immunome, Inc.	700	5,012
*	ImmunoPrecise Antibodies Ltd.	2,801	7,143
#*	Immunovant, Inc.	24,112	550,477
*	Incyte Corp.	7,515	478,856
*	InfuSystem Holdings, Inc.	10,768	111,126
#*	Innoviva, Inc.	78,775	1,067,401
*	Inogen, Inc.	22,644	185,001
*	Inspire Medical Systems, Inc.	229	65,908
*	Insulet Corp.	1,544	427,302
*	Integer Holdings Corp.	27,936	2,583,521
*	Integra LifeSciences Holdings Corp.	29,459	1,339,501
#*	Intellia Therapeutics, Inc.	28,727	1,216,014
*	Intuitive Surgical, Inc.	2,106	683,186
#*	Iovance Biotherapeutics, Inc.	17,726	128,691
*	IQVIA Holdings, Inc.	7,513	1,681,109
	iRadimed Corp.	3,451	151,602
*	IRIDEX Corp.	1,305	2,662
*	Ironwood Pharmaceuticals, Inc.	127,910	1,418,522
*	iTeos Therapeutics, Inc.	14,349	201,747
*	Jazz Pharmaceuticals PLC	36,717	4,788,631
	Johnson & Johnson	105,798	17,724,339
*	Joint Corp.	2,836	38,286
*	KalVista Pharmaceuticals, Inc.	7,800	78,780
*	Karuna Therapeutics, Inc.	1,384	276,482
*	Kewaunee Scientific Corp.	2,037	30,759
*	Kodiak Sciences, Inc.	3,539	10,582
*	KORU Medical Systems, Inc.	4,316	11,222
*	Krystal Biotech, Inc.	14,451	1,865,624
*	Kura Oncology, Inc.	67,361	703,249
#*	Kymera Therapeutics, Inc.	31,125	681,015
	Laboratory Corp. of America Holdings	22,412	4,794,599
#*	Lantern Pharma, Inc.	1,402	6,491
*	Lantheus Holdings, Inc.	26,564	2,297,520
*	Larimar Therapeutics, Inc.	5,523	23,638
	LeMaitre Vascular, Inc.	22,383	1,415,277
*	LENSAR, Inc.	38,325	125,706
#*	Lexicon Pharmaceuticals, Inc.	9,292	18,677
#*	Ligand Pharmaceuticals, Inc.	17,120	1,145,842
*	LivaNova PLC	33,546	1,960,764
#*	MacroGenics, Inc.	26,108	124,535
#*	Marinus Pharmaceuticals, Inc.	6,635	70,596
*	Masimo Corp.	5,582	682,679
	McKesson Corp.	10,320	4,152,768
*	MediciNova, Inc.	21,397	50,925
*	Medpace Holdings, Inc.	11,051	2,797,782
	Medtronic PLC	57,439	5,040,847
	MEI Pharma, Inc.	1,524	10,775
#*	MeiraGTx Holdings PLC	13,676	86,159
	Merck & Co., Inc.	111,689	11,911,632
*	Merit Medical Systems, Inc.	36,353	2,714,478
#*	Merrimack Pharmaceuticals, Inc.	9,794	117,626
#	Mesa Laboratories, Inc.	2,031	261,308

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Milestone Pharmaceuticals, Inc.	5,942	$19,193
#*	Mirati Therapeutics, Inc.	7,114	215,341
*	Moderna, Inc.	14,012	1,648,652
#*	ModivCare, Inc.	22,606	988,786
*	Molina Healthcare, Inc.	9,555	2,909,402
#*	Morphic Holding, Inc.	15,367	871,770
*	Myriad Genetics, Inc.	63,684	1,423,337
	National HealthCare Corp.	15,873	936,824
	National Research Corp.	17,603	755,345
#*	NeoGenomics, Inc.	71,081	1,231,834
*	Neurocrine Biosciences, Inc.	2,879	293,341
#*	Neuronetics, Inc.	9,416	18,550
#*	NeuroPace, Inc.	356	1,477
*	Nevro Corp.	12,666	316,523
#*	NextGen Healthcare, Inc.	54,929	913,469
#*	NGM Biopharmaceuticals, Inc.	16,918	40,096
#*	Nurix Therapeutics, Inc.	29,265	284,163
*	NuVasive, Inc.	28,418	1,171,106
#*	Ocuphire Pharma, Inc.	3,832	16,593
#*	Olema Pharmaceuticals, Inc.	55,678	481,615
*	Omega Therapeutics, Inc.	3,493	19,526
*	OmniAb, Inc.	83,889	461,389
*»	OmniAb, Inc.	6,492	0
*»	OmniAb, Inc.	6,492	0
*	Omnicell, Inc.	12,090	763,483
#*	OPKO Health, Inc.	65,555	121,932
*	OptimizeRx Corp.	4,188	58,423
*	Option Care Health, Inc.	68,345	2,308,694
*	OraSure Technologies, Inc.	64,666	305,224
*	Organogenesis Holdings, Inc.	16,434	70,173
	Organon & Co.	12,919	283,960
*	Orthofix Medical, Inc.	46,279	911,234
*	OrthoPediatrics Corp.	14,198	592,766
#*	Outset Medical, Inc.	12,245	252,002
#*	Ovid therapeutics, Inc.	28,928	103,852
*	Owens & Minor, Inc.	63,104	1,214,121
#*	Pacific Biosciences of California, Inc.	101,206	1,336,931
*	Pacira BioSciences, Inc.	26,857	976,252
	Patterson Cos., Inc.	73,369	2,413,106
#*††	PDL BioPharma, Inc.	418,608	771,327
#*	PDS Biotechnology Corp.	3,101	17,722
*	Pediatrix Medical Group, Inc.	83,102	1,140,990
*	Pennant Group, Inc.	27,637	317,273
#*	Penumbra, Inc.	1,533	465,051
	Perrigo Co. PLC	96,040	3,518,906
*	PetIQ, Inc.	10,035	167,986
	Pfizer, Inc.	615,361	22,189,918
*	PharmaCyte Biotech, Inc.	4,103	10,914
	Phibro Animal Health Corp., Class A	18,977	274,787
*	Phreesia, Inc.	25,836	819,518
#*	PMV Pharmaceuticals, Inc.	44,191	289,009
#*	Portage Biotech, Inc.	5	16
#*	Poseida Therapeutics, Inc.	7,718	13,352
	Premier, Inc., Class A	117,934	3,272,668
*	Prestige Consumer Healthcare, Inc.	44,176	2,880,717
*	Pro-Dex, Inc.	800	14,400
*	Protagonist Therapeutics, Inc.	2,113	40,992
*	Protara Therapeutics, Inc.	3,878	10,044
*	Prothena Corp. PLC	44,814	3,086,340

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Psychemedics Corp.	1,189	$5,897
*	Pulmatrix, Inc.	460	1,219
*	Pulmonx Corp.	22,148	310,072
*	Puma Biotechnology, Inc.	21,979	79,564
*	Quanterix Corp.	7,668	190,473
	Quest Diagnostics, Inc.	23,710	3,205,829
*	RadNet, Inc.	38,586	1,276,425
#*	Rallybio Corp.	1,343	8,031
#*	RAPT Therapeutics, Inc.	12,540	299,706
*	Recursion Pharmaceuticals, Inc., Class A	11,238	158,681
*	Regeneron Pharmaceuticals, Inc.	4,878	3,619,037
*	REGENXBIO, Inc.	39,680	753,920
#*	Relay Therapeutics, Inc.	62,007	781,288
#*	Reneo Pharmaceuticals, Inc.	12,039	96,673
*	Repare Therapeutics, Inc.	5,981	55,025
*	Repligen Corp.	5,096	874,270
#*	Replimune Group, Inc.	38,410	809,299
	ResMed, Inc.	9,930	2,207,935
*	REVOLUTION Medicines, Inc.	37,516	984,795
	Revvity, Inc.	17,908	2,201,789
*	Rocket Pharmaceuticals, Inc.	19,027	343,437
	Royalty Pharma PLC, Class A	17,638	553,480
*	RxSight, Inc.	1,456	48,587
#*	Sage Therapeutics, Inc.	24,807	860,307
#*	Sangamo Therapeutics, Inc.	2,735	3,597
*	Sarepta Therapeutics, Inc.	1,206	130,718
#*	Schrodinger, Inc.	34,465	1,802,864
#*	scPharmaceuticals, Inc.	2,070	17,450
*	Seagen, Inc.	6,155	1,180,406
*	Seer, Inc., Class A	22,335	113,015
	Select Medical Holdings Corp.	139,776	4,194,678
#*	Semler Scientific, Inc.	784	19,247
*	Shattuck Labs, Inc.	10,509	26,798
#*	Shockwave Medical, Inc.	2,657	692,414
*	SI-BONE, Inc.	12,705	327,281
#	SIGA Technologies, Inc.	6,123	35,146
#	Simulations Plus, Inc.	1,697	84,511
*	Soleno Therapeutics, Inc.	46	235
*	Solid Biosciences, Inc.	1,737	7,486
#*	Sotera Health Co.	7,459	141,572
#*	SpringWorks Therapeutics, Inc.	18,175	570,331
#*	STAAR Surgical Co.	6,552	358,853
	STERIS PLC	11,494	2,592,472
#*	Stoke Therapeutics, Inc.	10,098	67,051
	Stryker Corp.	5,109	1,447,942
*	Supernus Pharmaceuticals, Inc.	54,030	1,658,181
#*	Surgery Partners, Inc.	32,051	1,238,130
*	Surmodics, Inc.	16,171	518,604
*	Sutro Biopharma, Inc.	37,856	169,216
*	Syndax Pharmaceuticals, Inc.	11,342	241,811
*	Syneos Health, Inc.	68,802	2,917,893
*	Tactile Systems Technology, Inc.	7,033	161,126
#*	Tandem Diabetes Care, Inc.	1,040	36,317
#*	Taro Pharmaceutical Industries Ltd.	28,006	1,023,619
#*	Tarsus Pharmaceuticals, Inc.	8,681	191,069
#*	Teladoc Health, Inc.	162,129	4,826,580
#	Teleflex, Inc.	4,431	1,112,934
*	Tenet Healthcare Corp.	35,047	2,619,062
*	Terns Pharmaceuticals, Inc.	752	5,429

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Thermo Fisher Scientific, Inc.	15,310	$8,399,985
#*	TransMedics Group, Inc.	7,864	732,768
#*	Twist Bioscience Corp.	20,531	499,725
#	U.S. Physical Therapy, Inc.	8,465	984,226
#*	UFP Technologies, Inc.	6,922	1,347,471
*	United Therapeutics Corp.	15,578	3,781,092
	UnitedHealth Group, Inc.	24,210	12,259,218
	Universal Health Services, Inc., Class B	31,476	4,373,905
	Utah Medical Products, Inc.	3,795	373,162
*	Vanda Pharmaceuticals, Inc.	51,115	295,445
*	Varex Imaging Corp.	36,350	846,591
*	Veeva Systems, Inc., Class A	2,094	427,637
*	Veracyte, Inc.	35,038	961,793
*	Veradigm, Inc.	122,393	1,654,753
*	Vericel Corp.	3,500	125,720
*	Vertex Pharmaceuticals, Inc.	10,772	3,795,406
	Viatris, Inc.	280,668	2,955,434
*	Viking Therapeutics, Inc.	8,393	121,698
*	Vir Biotechnology, Inc.	28,812	405,673
*	Vor BioPharma, Inc.	4,801	14,499
#*	Voyager Therapeutics, Inc.	15,118	140,900
*	Waters Corp.	4,673	1,290,729
*	Werewolf Therapeutics, Inc.	827	2,225
	West Pharmaceutical Services, Inc.	7,074	2,603,515
#*	XBiotech, Inc.	1,910	9,607
*	Xencor, Inc.	33,901	823,455
*	Xenon Pharmaceuticals, Inc.	1,263	46,630
*	Xilio Therapeutics, Inc.	5,540	15,844
*	XOMA Corp.	579	9,119
#*	Zentalis Pharmaceuticals, Inc.	5,937	158,577
	Zimmer Biomet Holdings, Inc.	22,890	3,162,253
*	Zimvie, Inc.	2,536	34,794
TOTAL HEALTH CARE			443,704,865
INDUSTRIALS — (17.1%)
#*	3D Systems Corp.	122,429	1,066,357
	3M Co.	17,809	1,985,703
	AAON, Inc.	24,074	2,534,029
*	AAR Corp.	39,764	2,377,887
	ABM Industries, Inc.	60,654	2,807,067
	ACCO Brands Corp.	114,517	697,409
	Acme United Corp.	1,921	58,437
	Acuity Brands, Inc.	23,535	3,888,923
*	ACV Auctions, Inc., Class A	19,001	332,327
	Advanced Drainage Systems, Inc.	19,953	2,434,066
	AECOM	28,187	2,452,269
*	AeroVironment, Inc.	16,292	1,551,976
*	AerSale Corp.	34,432	516,824
	AGCO Corp.	39,893	5,309,758
*	Air Industries Group	302	1,006
	Air Lease Corp.	120,144	5,086,897
*	Air T, Inc.	8	182
*	Air Transport Services Group, Inc.	67,935	1,369,570
	Alamo Group, Inc.	11,635	2,254,398
*	Alaska Air Group, Inc.	41,588	2,022,424
	Albany International Corp., Class A	27,180	2,616,890
*	Allegiant Travel Co.	10,141	1,254,442
	Allegion PLC	10,433	1,219,200
	Allied Motion Technologies, Inc.	23,454	912,361

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Allison Transmission Holdings, Inc.	45,214	$2,653,610
*	Alpha Pro Tech Ltd.	2,600	10,218
	Alta Equipment Group, Inc.	5,292	85,466
#*	Ameresco, Inc., Class A	28,526	1,660,498
#*	American Airlines Group, Inc.	35,363	592,330
*	American Superconductor Corp.	25,200	254,016
*	American Woodmark Corp.	16,559	1,269,082
	AMETEK, Inc.	27,671	4,388,621
	AO Smith Corp.	39,705	2,883,774
*	API Group Corp.	1,727	49,669
	Apogee Enterprises, Inc.	22,486	1,113,732
	Applied Industrial Technologies, Inc.	30,817	4,468,157
	ARC Document Solutions, Inc.	30,100	104,748
	ArcBest Corp.	27,286	3,173,908
	Arcosa, Inc.	40,664	3,138,448
	Argan, Inc.	18,178	691,491
	Armstrong World Industries, Inc.	24,436	1,890,369
*	Art's-Way Manufacturing Co., Inc.	2,856	7,597
*	ASGN, Inc.	47,186	3,601,236
	Astec Industries, Inc.	24,868	1,228,479
*	Astronics Corp.	27,222	571,118
*	Astronics Corp., Class B	13,763	288,197
#*	Asure Software, Inc.	15,600	212,784
#*	Atkore, Inc.	44,248	7,020,830
*	Avis Budget Group, Inc.	6,930	1,526,610
*	Axon Enterprise, Inc.	5,381	1,000,489
*	AZEK Co., Inc.	76,302	2,380,622
	AZZ, Inc.	23,863	1,057,847
	Barnes Group, Inc.	45,004	1,768,657
	Barrett Business Services, Inc.	5,321	482,774
*	Beacon Roofing Supply, Inc.	66,745	5,718,044
	BGSF, Inc.	14,224	143,947
*	Blue Bird Corp.	590	12,355
*	BlueLinx Holdings, Inc.	8,862	835,155
	Boise Cascade Co.	43,747	4,527,377
	Booz Allen Hamilton Holding Corp.	22,770	2,756,992
#*	Bowman Consulting Group Ltd.	550	19,058
	Brady Corp., Class A	44,173	2,278,443
*	BrightView Holdings, Inc.	3,230	24,903
	Brink's Co.	18,815	1,372,742
	Broadridge Financial Solutions, Inc.	14,240	2,391,181
*	Broadwind, Inc.	4,505	17,119
*	Builders FirstSource, Inc.	139,031	20,080,247
	BWX Technologies, Inc.	29,270	2,019,630
#*	Byrna Technologies, Inc.	3,751	13,841
*	CACI International, Inc., Class A	20,394	7,146,873
	Carlisle Cos., Inc.	11,532	3,196,670
	Carrier Global Corp.	54,682	3,256,313
*	Casella Waste Systems, Inc., Class A	33,003	2,663,012
	Caterpillar, Inc.	23,075	6,118,798
*	CBIZ, Inc.	56,917	3,010,340
*	CECO Environmental Corp.	38,067	458,327
*	Ceridian HCM Holding, Inc.	32,007	2,266,416
	CH Robinson Worldwide, Inc.	18,084	1,811,655
#*	Chart Industries, Inc.	18,219	3,318,773
	Chicago Rivet & Machine Co.	855	21,204
#*	Cimpress PLC	8,368	581,576
*	CIRCOR International, Inc.	29,655	1,651,784
*	Civeo Corp.	7,765	151,728

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#*	Clarivate PLC	161,632	$1,537,120
*	Clean Harbors, Inc.	44,902	7,465,407
	Columbus McKinnon Corp.	36,755	1,556,207
	Comfort Systems USA, Inc.	21,037	3,659,807
*	Commercial Vehicle Group, Inc.	30,826	323,673
#††	Communications Systems, Inc.	2,485	7,828
	CompX International, Inc.	3,722	84,266
	Concentrix Corp.	40,401	3,362,979
*	Concrete Pumping Holdings, Inc.	4,934	39,817
*	Conduent, Inc.	127,333	440,572
*	Construction Partners, Inc., Class A	13,962	410,483
#	Copa Holdings SA, Class A	14,555	1,717,781
*	Copart, Inc.	50,284	4,444,603
*	Core & Main, Inc., Class A	2,300	72,703
	Costamare, Inc.	143,943	1,607,843
	Covenant Logistics Group, Inc.	13,527	740,739
*»	CPI Aerostructures, Inc.	7,398	30,332
	CRA International, Inc.	12,547	1,255,829
	Crane Co.	31,638	2,964,164
	CSG Systems International, Inc.	30,759	1,586,857
	CSW Industrials, Inc.	16,758	3,025,657
	CSX Corp.	119,497	3,981,640
	Cummins, Inc.	19,861	5,179,749
	Curtiss-Wright Corp.	32,696	6,256,707
*	Daseke, Inc.	24,080	187,342
	Deere & Co.	19,219	8,256,482
*	Delta Air Lines, Inc.	20,897	966,695
	Deluxe Corp.	37,324	708,783
*	Distribution Solutions Group, Inc.	13,612	754,649
*	DLH Holdings Corp.	3,701	37,195
	Donaldson Co., Inc.	31,166	1,958,160
	Douglas Dynamics, Inc.	38,123	1,183,719
	Dover Corp.	16,701	2,437,845
#*	Driven Brands Holdings, Inc.	8,643	223,594
*	Ducommun, Inc.	13,252	664,455
	Dun & Bradstreet Holdings, Inc.	157,858	1,865,882
*	DXP Enterprises, Inc.	17,910	680,222
*	Dycom Industries, Inc.	31,668	3,153,499
#	Eagle Bulk Shipping, Inc.	12,515	578,068
	Eastern Co.	5,972	110,064
	Eaton Corp. PLC	26,007	5,339,757
	EMCOR Group, Inc.	37,902	8,150,446
	Emerson Electric Co.	27,946	2,552,867
#	Encore Wire Corp.	18,399	3,140,525
#*	Energy Recovery, Inc.	24,223	738,317
	Enerpac Tool Group Corp.	49,153	1,350,724
	EnerSys	35,677	3,864,533
	Eneti, Inc.	36,854	467,309
	Ennis, Inc.	26,375	568,118
	EnPro Industries, Inc.	24,193	3,357,505
*	Enviri Corp.	115,188	1,086,223
#	Equifax, Inc.	7,143	1,457,743
	Esab Corp.	37,506	2,576,662
	ESCO Technologies, Inc.	24,130	2,426,271
	Espey Mfg. & Electronics Corp.	3,027	49,643
#*	EVI Industries, Inc.	3,830	97,435
*	ExlService Holdings, Inc.	16,113	2,271,127
#	Expeditors International of Washington, Inc.	10,629	1,353,072
	Exponent, Inc.	23,078	2,067,327

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Fastenal Co.	27,033	$1,584,404
	Federal Signal Corp.	61,545	3,759,784
	FedEx Corp.	21,097	5,695,135
*	First Advantage Corp.	3,395	50,925
	Flowserve Corp.	47,162	1,780,837
#*	Fluor Corp.	62,332	1,931,045
#*	Flux Power Holdings, Inc.	4,043	22,762
*	Forrester Research, Inc.	13,655	435,185
	Fortive Corp.	40,474	3,171,138
	Fortune Brands Innovations, Inc.	25,464	1,809,726
	Forward Air Corp.	28,548	3,392,644
*	Franklin Covey Co.	22,877	1,090,089
	Franklin Electric Co., Inc.	42,569	4,206,669
#*	Frontier Group Holdings, Inc.	47,686	443,480
*	FTI Consulting, Inc.	25,552	4,475,688
#*	FuelCell Energy, Inc.	181,172	396,767
*	Gates Industrial Corp. PLC	54,936	748,228
	GATX Corp.	33,088	4,147,912
#	Genco Shipping & Trading Ltd.	37,690	546,505
*	Gencor Industries, Inc.	12,690	193,523
#*	Generac Holdings, Inc.	6,608	1,015,650
	General Dynamics Corp.	15,911	3,557,381
	General Electric Co.	1,790	204,490
	Genpact Ltd.	66,360	2,394,932
*	Gibraltar Industries, Inc.	30,285	1,958,531
	Global Industrial Co.	34,554	984,789
*	GMS, Inc.	38,466	2,834,560
	Gorman-Rupp Co.	23,618	748,691
	Graco, Inc.	25,125	1,993,166
#	GrafTech International Ltd.	18,104	95,589
*	Graham Corp.	10,619	148,666
#	Granite Construction, Inc.	61,159	2,503,238
*	Great Lakes Dredge & Dock Corp.	83,978	705,415
	Greenbrier Cos., Inc.	35,955	1,660,761
	Griffon Corp.	49,908	2,082,162
#*	GXO Logistics, Inc.	23,874	1,601,229
	H&E Equipment Services, Inc.	46,830	2,275,001
#*	Hawaiian Holdings, Inc.	45,463	526,916
#*	Hayward Holdings, Inc.	61,904	827,037
	Healthcare Services Group, Inc.	24,922	314,266
	Heartland Express, Inc.	64,040	1,047,054
#	HEICO Corp.	3,400	598,332
	HEICO Corp., Class A	5,443	763,925
	Heidrick & Struggles International, Inc.	17,435	475,452
	Helios Technologies, Inc.	31,722	2,004,830
	Herc Holdings, Inc.	27,075	3,623,447
*	Heritage-Crystal Clean, Inc.	29,680	1,367,358
#*	Hertz Global Holdings, Inc.	82,342	1,387,463
	Hexcel Corp.	42,016	2,969,691
	Hillenbrand, Inc.	40,968	2,127,878
#	HireQuest, Inc.	1,551	38,791
#	HNI Corp.	66,657	1,939,052
	Honeywell International, Inc.	22,922	4,449,848
	Howmet Aerospace, Inc.	52,078	2,663,269
*	Hub Group, Inc., Class A	29,319	2,642,521
	Hubbell, Inc.	7,919	2,470,728
*	Hudson Global, Inc.	5,895	132,755
*	Hudson Technologies, Inc.	36,681	333,430
	Huntington Ingalls Industries, Inc.	17,118	3,931,491

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Hurco Cos., Inc.	6,566	$152,922
*	Huron Consulting Group, Inc.	33,674	3,184,550
	Hyster-Yale Materials Handling, Inc.	19,311	922,293
*	IBEX Holdings Ltd.	801	15,900
	ICF International, Inc.	19,317	2,271,486
	IDEX Corp.	6,614	1,493,507
*	IES Holdings, Inc.	19,906	1,141,012
	Ingersoll Rand, Inc.	47,776	3,118,340
#*	Innodata, Inc.	20,391	261,617
*	Innovative Solutions & Support, Inc.	14,202	112,054
	Insperity, Inc.	11,619	1,366,975
	Insteel Industries, Inc.	24,067	776,161
	Interface, Inc.	54,680	534,224
	ITT, Inc.	57,568	5,733,773
	Jacobs Solutions, Inc.	10,283	1,289,591
*	Janus International Group, Inc.	4,320	49,334
	JB Hunt Transport Services, Inc.	17,722	3,614,225
*	JELD-WEN Holding, Inc.	87,621	1,560,530
*	JetBlue Airways Corp.	267,985	2,082,243
	John Bean Technologies Corp.	13,334	1,648,216
	Johnson Controls International PLC	50,619	3,520,551
	Kadant, Inc.	11,594	2,583,723
	Kaman Corp.	30,126	689,584
	Karat Packaging, Inc.	5,494	111,693
#	KBR, Inc.	51,889	3,190,655
	Kelly Services, Inc., Class A	54,974	1,007,124
	Kennametal, Inc.	64,814	1,975,531
#	Kforce, Inc.	35,869	2,275,529
*	Kirby Corp.	50,715	4,132,258
	Knight-Swift Transportation Holdings, Inc.	138,261	8,399,356
	Korn Ferry	47,739	2,514,891
*	Kratos Defense & Security Solutions, Inc.	124,862	1,884,168
*	L B Foster Co., Class A	9,119	127,848
	L3Harris Technologies, Inc.	20,285	3,843,805
	Landstar System, Inc.	13,301	2,707,951
	Leidos Holdings, Inc.	26,625	2,490,236
	Lennox International, Inc.	4,245	1,559,783
*	Limbach Holdings, Inc.	18,803	496,775
#	Lincoln Electric Holdings, Inc.	19,234	3,860,456
	Lindsay Corp.	9,330	1,236,505
*	Liquidity Services, Inc.	37,467	628,696
	Lockheed Martin Corp.	2,444	1,090,928
*	LS Starrett Co., Class A	5,375	62,941
	LSI Industries, Inc.	25,235	317,961
	Luxfer Holdings PLC	3,259	41,259
*	Manitex International, Inc.	17,056	85,621
*	Manitowoc Co., Inc.	57,461	1,041,193
	ManpowerGroup, Inc.	51,785	4,084,801
	Marten Transport Ltd.	90,946	2,060,836
	Masco Corp.	25,301	1,535,265
*	Masonite International Corp.	25,598	2,676,271
*	MasTec, Inc.	60,112	7,078,188
*	Mastech Digital, Inc.	1,982	21,168
*	Masterbrand, Inc.	25,464	314,480
*	Matrix Service Co.	37,258	235,843
	Matson, Inc.	44,826	4,189,438
	Matthews International Corp., Class A	35,245	1,617,746
	Maximus, Inc.	25,230	2,113,265
*	Mayville Engineering Co., Inc.	7,256	87,725

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	McGrath RentCorp	30,219	$2,912,507
	MDU Resources Group, Inc.	165,046	3,650,818
*	Mercury Systems, Inc.	30,305	1,150,984
*	Mesa Air Group, Inc.	5,761	12,905
*	Middleby Corp.	10,556	1,602,929
	Miller Industries, Inc.	12,245	464,575
	MillerKnoll, Inc.	45,659	893,547
*	Mistras Group, Inc.	30,433	235,551
#*	Montrose Environmental Group, Inc.	8,198	331,773
	Moog, Inc., Class A	25,777	2,717,927
*	MRC Global, Inc.	73,915	834,500
	MSA Safety, Inc.	10,170	1,688,220
	MSC Industrial Direct Co., Inc., Class A	24,221	2,444,383
#	Mueller Industries, Inc.	57,072	4,626,256
	Mueller Water Products, Inc., Class A	140,860	2,266,437
*	MYR Group, Inc.	18,525	2,640,924
	National Presto Industries, Inc.	6,876	538,460
	NL Industries, Inc.	33,143	192,229
#*	NN, Inc.	20,077	60,030
	Nordson Corp.	8,040	2,022,944
	Norfolk Southern Corp.	13,284	3,103,010
	Northrop Grumman Corp.	9,443	4,202,135
*	Northwest Pipe Co.	10,018	326,386
*	NOW, Inc.	99,289	1,130,902
*	NV5 Global, Inc.	9,540	1,045,107
	nVent Electric PLC	84,713	4,479,623
	Old Dominion Freight Line, Inc.	8,701	3,649,982
#	Omega Flex, Inc.	4,638	415,194
*	OPENLANE, Inc.	97,995	1,538,522
*	Orion Group Holdings, Inc.	32,630	122,363
	Oshkosh Corp.	55,655	5,124,156
	Otis Worldwide Corp.	27,948	2,542,150
	Owens Corning	67,293	9,420,347
	P&F Industries, Inc., Class A	2,014	15,286
	PACCAR, Inc.	27,082	2,332,573
*	PAM Transportation Services, Inc.	30,280	783,041
	Pangaea Logistics Solutions Ltd.	36,161	252,042
	Park Aerospace Corp.	13,943	202,592
	Parker-Hannifin Corp.	17,006	6,972,630
	Park-Ohio Holdings Corp.	24,377	469,745
*	Parsons Corp.	31,968	1,579,859
*	Patriot Transportation Holding, Inc.	2,586	21,309
	Paychex, Inc.	10,435	1,309,279
	Paycom Software, Inc.	2,951	1,088,211
*	Paylocity Holding Corp.	4,147	940,747
	Pentair PLC	72,189	5,017,135
*	Performant Financial Corp.	8,931	27,418
#*	Perma-Fix Environmental Services, Inc.	2,877	28,166
*	Perma-Pipe International Holdings, Inc.	5,730	46,700
*	PGT Innovations, Inc.	60,041	1,717,773
#	Pitney Bowes, Inc.	60,327	237,688
#*	Plug Power, Inc.	25,372	332,881
	Powell Industries, Inc.	19,042	1,157,373
	Preformed Line Products Co.	4,776	828,684
	Primoris Services Corp.	51,587	1,638,403
*	Proto Labs, Inc.	23,574	781,478
*	Quad/Graphics, Inc.	66,720	394,982
	Quanex Building Products Corp.	37,808	1,063,917
	Quanta Services, Inc.	22,160	4,467,899

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Quest Resource Holding Corp.	10,130	$67,061
*	Radiant Logistics, Inc.	44,703	344,213
*	RBC Bearings, Inc.	15,134	3,421,041
#*	RCM Technologies, Inc.	3,727	75,695
	Regal Rexnord Corp.	65,957	10,301,164
	Republic Services, Inc.	15,538	2,347,947
*	Resideo Technologies, Inc.	83,585	1,564,711
	Resources Connection, Inc.	33,053	528,187
	REV Group, Inc.	86,124	1,113,583
	Robert Half, Inc.	28,346	2,101,856
	Rockwell Automation, Inc.	1,280	430,451
	Rollins, Inc.	21,642	883,643
	RTX Corp.	115,471	10,153,365
	Rush Enterprises, Inc., Class A	45,034	2,912,799
#	Rush Enterprises, Inc., Class B	11,409	783,912
#*	RXO, Inc.	46,495	1,025,215
	Ryder System, Inc.	45,181	4,615,239
*	Saia, Inc.	14,900	6,304,786
	Schneider National, Inc., Class B	60,240	1,855,994
	Science Applications International Corp.	28,065	3,405,407
	Sensata Technologies Holding PLC	52,970	2,237,982
*	Servotronics, Inc.	1,499	16,760
#*	Shoals Technologies Group, Inc., Class A	29,602	768,468
	Shyft Group, Inc.	38,885	561,111
*	SIFCO Industries, Inc.	4,888	11,829
	Simpson Manufacturing Co., Inc.	46,415	7,333,570
*	SiteOne Landscape Supply, Inc.	10,251	1,742,670
*	SkyWest, Inc.	52,334	2,302,173
	Snap-on, Inc.	11,913	3,245,578
	Southwest Airlines Co.	94,712	3,235,362
*	SP Plus Corp.	30,383	1,168,226
	Spirit Airlines, Inc.	48,156	881,255
*	SPX Technologies, Inc.	43,739	3,700,757
	SS&C Technologies Holdings, Inc.	30,416	1,771,732
	Standex International Corp.	13,043	1,937,799
	Stanley Black & Decker, Inc.	20,902	2,074,942
#*	StarTek, Inc.	18,058	58,147
	Steelcase, Inc., Class A	86,939	745,067
*	Stericycle, Inc.	48,232	2,049,378
#*	Sterling Check Corp.	24,437	293,488
*	Sterling Infrastructure, Inc.	24,499	1,469,695
#*	Sunrun, Inc.	150,841	2,862,962
#*	TaskUS, Inc., Class A	7,728	93,200
*	Taylor Devices, Inc.	1,412	33,606
	Tecnoglass, Inc.	10,263	483,182
	Tennant Co.	18,358	1,473,046
	Terex Corp.	58,736	3,443,692
	Tetra Tech, Inc.	18,531	3,135,631
	Textainer Group Holdings Ltd.	54,230	2,228,853
	Textron, Inc.	43,382	3,373,818
*	Thermon Group Holdings, Inc.	34,298	946,968
#	Timken Co.	67,263	6,246,042
*	Titan International, Inc.	80,234	1,002,123
*	Titan Machinery, Inc.	24,247	773,964
	Toro Co.	19,647	1,997,118
#*	TPI Composites, Inc.	25,937	154,066
	Trane Technologies PLC	10,333	2,060,814
#*	Transcat, Inc.	7,856	658,961
	TransDigm Group, Inc.	112	100,769

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	TransUnion	12,705	$1,012,461
#*	Trex Co., Inc.	18,744	1,295,960
*	TriNet Group, Inc.	28,219	2,969,485
	Trinity Industries, Inc.	101,146	2,652,048
	Triton International Ltd.	59,424	5,010,037
*	Triumph Group, Inc.	4,063	51,397
*	TrueBlue, Inc.	39,208	586,160
	TTEC Holdings, Inc.	42,582	1,466,524
*	Tutor Perini Corp.	51,986	439,282
*	Twin Disc, Inc.	12,774	166,062
	UFP Industries, Inc.	65,346	6,714,955
#	U-Haul Holding Co.	13,857	843,337
	U-Haul Holding Co., Non Voting	124,713	7,134,831
*	Ultralife Corp.	19,266	157,789
	UniFirst Corp.	17,486	2,837,978
	Union Pacific Corp.	27,524	6,386,118
*	United Airlines Holdings, Inc.	41,196	2,237,355
	United Parcel Service, Inc., Class B	3,700	692,381
	United Rentals, Inc.	16,006	7,437,668
*	Univar Solutions, Inc.	23,873	862,770
#	Universal Logistics Holdings, Inc.	26,011	808,682
*	V2X, Inc.	12,884	663,011
	Valmont Industries, Inc.	13,308	3,523,293
	Verisk Analytics, Inc.	9,491	2,172,870
	Veritiv Corp.	14,939	2,093,402
*	Verra Mobility Corp.	98,841	2,074,673
	Vertiv Holdings Co., Class A	15,394	400,398
*	Viad Corp.	15,387	434,067
*	Vicor Corp.	10,138	935,433
*	Virco Mfg. Corp.	18,900	84,105
*	VirTra, Inc.	2,086	14,831
	VSE Corp.	13,143	706,436
#	Wabash National Corp.	63,600	1,506,048
	Waste Management, Inc.	21,260	3,482,175
#	Watsco, Inc.	7,308	2,763,813
#»	Watsco, Inc., Class B	1,205	465,720
	Watts Water Technologies, Inc., Class A	25,609	4,776,847
	Werner Enterprises, Inc.	69,250	3,256,135
	WESCO International, Inc.	50,302	8,831,522
	Westinghouse Air Brake Technologies Corp.	54,176	6,416,605
*	Willdan Group, Inc.	13,889	280,280
*	Willis Lease Finance Corp.	7,583	320,685
*	WillScot Mobile Mini Holdings Corp.	68,847	3,301,214
	Woodward, Inc.	29,442	3,544,228
	WW Grainger, Inc.	4,935	3,644,448
*	XPO, Inc.	23,874	1,653,036
	Xylem, Inc.	43,952	4,955,588
TOTAL INDUSTRIALS			842,199,337
INFORMATION TECHNOLOGY — (9.0%)
	A10 Networks, Inc.	41,134	638,400
	Accenture PLC, Class A	10,298	3,257,772
*	ACI Worldwide, Inc.	105,442	2,445,200
	Adeia, Inc.	74,570	896,331
#	ADTRAN Holdings, Inc.	14,077	136,969
	Advanced Energy Industries, Inc.	34,564	4,326,722
*	Advanced Micro Devices, Inc.	75,622	8,651,157
*	Agilysys, Inc.	19,464	1,433,134
*	Airgain, Inc.	7,221	34,300

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Akamai Technologies, Inc.	17,530	$1,656,585
*	Alarm.com Holdings, Inc.	13,875	766,039
*	Alithya Group, Inc., Class A	10,105	19,200
*	Alkami Technology, Inc.	7,544	127,343
#*	Allegro MicroSystems, Inc.	8,262	426,402
*	Alpha & Omega Semiconductor Ltd.	31,612	1,039,403
#*	Altair Engineering, Inc., Class A	4,241	317,821
#*	Ambarella, Inc.	16,716	1,394,449
	Amdocs Ltd.	29,378	2,750,956
	American Software, Inc., Class A	29,205	336,734
	Amkor Technology, Inc.	308,829	8,983,836
	Amphenol Corp., Class A	24,798	2,189,911
#*	AmpliTech Group, Inc.	1,832	4,122
*	Amtech Systems, Inc.	11,930	128,248
	Analog Devices, Inc.	26,601	5,307,698
*	ANSYS, Inc.	7,175	2,454,568
*	Appfolio, Inc., Class A	2,156	389,352
	Applied Materials, Inc.	7,835	1,187,708
*	Arista Networks, Inc.	17,841	2,766,961
*	Arlo Technologies, Inc.	71,690	814,398
*	Arrow Electronics, Inc.	63,192	9,007,388
#*	Aspen Technology, Inc.	14,695	2,623,058
*	AstroNova, Inc.	7,311	104,036
*	Aurora Innovation, Inc.	143,062	469,243
*	Aviat Networks, Inc.	11,588	354,245
*	Avid Technology, Inc.	14,234	339,339
	Avnet, Inc.	82,723	4,012,066
*	Aware, Inc.	18,258	31,404
#*	Axcelis Technologies, Inc.	29,321	5,878,274
*	AXT, Inc.	56,792	176,623
	Badger Meter, Inc.	19,606	3,227,932
	Bel Fuse, Inc., Class A	2,276	122,813
	Bel Fuse, Inc., Class B	10,532	565,042
	Belden, Inc.	28,935	2,796,278
	Benchmark Electronics, Inc.	35,202	933,205
*	Bills Holdings, Inc.	1,158	145,144
	BK Technologies Corp.	1,538	21,978
*	Black Knight, Inc.	20,752	1,459,281
*	Blackbaud, Inc.	17,415	1,313,962
*	Box, Inc., Class A	31,556	986,125
*	Brightcove, Inc.	15,867	71,243
	Broadcom, Inc.	853	766,548
*	Calix, Inc.	44,965	2,028,371
*	Cambium Networks Corp.	800	12,960
#*	CCC Intelligent Solutions Holdings, Inc.	2,372	26,139
	CDW Corp.	10,144	1,897,638
#*	Cerence, Inc.	31,150	866,282
*	CEVA, Inc.	15,224	413,484
*	Ciena Corp.	94,198	3,975,156
*	Cirrus Logic, Inc.	50,742	4,099,954
	Cisco Systems, Inc.	176,279	9,173,559
#*	Clearfield, Inc.	6,868	321,010
#	Climb Global Solutions, Inc.	4,672	226,031
#*	Coda Octopus Group, Inc.	4,669	40,480
	Cognex Corp.	10,076	550,351
	Cognizant Technology Solutions Corp., Class A	27,803	1,835,832
*	Cognyte Software Ltd.	54,400	294,848
*	Coherent Corp.	3,520	166,707
*	Cohu, Inc.	54,502	2,379,012

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	CommVault Systems, Inc.	11,803	$919,808
*	Computer Task Group, Inc.	17,123	135,443
	Comtech Telecommunications Corp.	29,951	304,302
*	Consensus Cloud Solutions, Inc.	10,746	348,278
#*	CoreCard Corp.	1,025	24,631
	Corning, Inc.	109,229	3,707,232
*	Corsair Gaming, Inc.	433	8,002
*	CPI Card Group, Inc.	706	17,233
*	CPS Technologies Corp.	3,306	9,620
#	Crane NXT Co.	31,638	1,871,388
	CSP, Inc.	2,269	29,089
	CTS Corp.	32,535	1,452,037
*	CVD Equipment Corp.	5,741	45,584
*	Daktronics, Inc.	87,962	632,447
*	Data I/O Corp.	3,111	14,124
#*	Digi International, Inc.	29,420	1,233,581
*	Diodes, Inc.	42,123	3,980,202
	Dolby Laboratories, Inc., Class A	28,306	2,508,195
#*	DoubleVerify Holdings, Inc.	2,133	89,799
*	Dropbox, Inc., Class A	32,653	879,998
*	DXC Technology Co.	160,142	4,427,926
*	Dynatrace, Inc.	5,949	325,351
#*	DZS, Inc.	15,843	59,728
*	E2open Parent Holdings, Inc.	5,403	27,825
	Ebix, Inc.	29,521	913,970
*	Edgio, Inc.	40,740	32,001
*	eGain Corp.	25,600	188,672
*	EngageSmart, Inc.	1,064	20,173
#*	Enphase Energy, Inc.	6,057	919,634
#	Entegris, Inc.	21,376	2,345,161
#*	Envestnet, Inc.	18,013	1,116,446
*	EPAM Systems, Inc.	4,374	1,035,807
*	ePlus, Inc.	27,501	1,549,681
#*	Everspin Technologies, Inc.	1,444	13,877
*	Extreme Networks, Inc.	51,584	1,371,619
*	F5, Inc.	12,726	2,013,762
*	Fabrinet	34,607	4,278,809
#*	FARO Technologies, Inc.	17,006	282,130
#*	Fastly, Inc., Class A	76,545	1,406,132
*	First Solar, Inc.	19,499	4,044,093
*	Flex Ltd.	152,254	4,165,669
*	FormFactor, Inc.	71,695	2,664,186
#*	Franklin Wireless Corp.	6,922	22,912
	Frequency Electronics, Inc.	8,185	56,558
#*	Freshworks, Inc., Class A	34,481	643,415
	Gen Digital, Inc.	46,058	895,828
#*	Genasys, Inc.	5,386	15,027
*	Globant SA	5,573	973,770
*	Grid Dynamics Holdings, Inc.	7,988	83,235
*	Guidewire Software, Inc.	19,676	1,668,918
	Hackett Group, Inc.	40,314	937,301
#*	Harmonic, Inc.	97,724	1,458,042
#*	HashiCorp, Inc., Class A	14,525	430,085
	Hewlett Packard Enterprise Co.	375,365	6,523,844
	HP, Inc.	82,578	2,711,036
*	HubSpot, Inc.	884	513,206
*	Ichor Holdings Ltd.	26,522	1,026,932
*	Identiv, Inc.	2,416	18,627
#	Immersion Corp.	18,725	132,199

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Infinera Corp.	12,833	$57,749
*	Informatica, Inc., Class A	2,410	45,886
	Information Services Group, Inc.	22,614	116,462
*	Insight Enterprises, Inc.	29,949	4,393,219
	Intel Corp.	359,241	12,850,051
#	InterDigital, Inc.	38,244	3,544,836
	International Business Machines Corp.	52,019	7,500,099
#*	inTEST Corp.	11,005	232,866
*	Intevac, Inc.	27,518	98,514
	Intuit, Inc.	2,073	1,060,754
*	IPG Photonics Corp.	24,192	3,180,038
*	Issuer Direct Corp.	427	9,116
*	Iteris, Inc.	20,318	84,523
*	Itron, Inc.	36,254	2,852,102
	Jabil, Inc.	74,660	8,262,622
#*	Jamf Holding Corp.	7,208	156,558
*	JFrog Ltd.	14,872	457,611
	Juniper Networks, Inc.	151,640	4,215,592
*	Key Tronic Corp.	10,062	58,863
*	Keysight Technologies, Inc.	20,470	3,297,308
*	Kimball Electronics, Inc.	23,340	681,061
*	Knowles Corp.	183,551	3,353,477
#	Kulicke & Soffa Industries, Inc.	59,739	3,577,171
*	KVH Industries, Inc.	24,199	207,143
*	Kyndryl Holdings, Inc.	89,401	1,221,218
#*	Lantronix, Inc.	13,607	61,232
*	Lattice Semiconductor Corp.	3,750	341,025
*	LGL Group, Inc.	2,275	11,011
	Littelfuse, Inc.	11,638	3,544,935
*	LiveRamp Holdings, Inc.	66,405	1,895,199
#*	Lumentum Holdings, Inc.	32,326	1,692,589
#*	Luna Innovations, Inc.	17,620	159,285
*	MACOM Technology Solutions Holdings, Inc.	29,275	2,046,908
*	Magnachip Semiconductor Corp.	39,222	362,804
*	Manhattan Associates, Inc.	9,196	1,752,942
	Marvell Technology, Inc.	50,922	3,316,550
*	Matterport, Inc.	36,297	123,047
*	MaxLinear, Inc.	44,393	1,095,175
#*	MeridianLink, Inc.	1,870	41,776
	Methode Electronics, Inc.	32,645	1,098,178
	Microchip Technology, Inc.	24,136	2,267,336
	Micron Technology, Inc.	133,994	9,565,832
	Microsoft Corp.	13,572	4,559,106
*	Mitek Systems, Inc.	11,273	115,097
#*	Model N, Inc.	8,423	280,654
	Monolithic Power Systems, Inc.	3,143	1,758,477
*	M-Tron Industries, Inc.	1,137	13,030
*	N-able, Inc.	33,899	476,959
#	Napco Security Technologies, Inc.	36,440	1,365,771
	National Instruments Corp.	37,332	2,202,588
*	nCino, Inc.	3,617	117,010
*	NCR Corp.	82,525	2,218,272
*	Neonode, Inc.	2,085	8,736
	NetApp, Inc.	7,400	577,274
*	NETGEAR, Inc.	30,201	411,942
*	NetScout Systems, Inc.	64,360	1,798,862
*	NetSol Technologies, Inc.	4,255	9,829
	Network-1 Technologies, Inc.	6,962	15,316
*	nLight, Inc.	36,708	528,595

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Nortech Systems, Inc.	1,040	$9,818
#*	Novanta, Inc.	8,157	1,442,973
#	NVE Corp.	3,647	288,879
	NXP Semiconductors NV	3,694	823,688
*	Okta, Inc.	25,434	1,954,857
#*	Olo, Inc., Class A	90,423	710,725
*	ON Semiconductor Corp.	77,943	8,398,358
	ON24, Inc.	35,685	315,812
*	One Stop Systems, Inc.	7,681	21,814
*	OneSpan, Inc.	72,302	993,429
*	Onto Innovation, Inc.	49,456	6,148,370
*	Optical Cable Corp.	6,626	24,450
*	OSI Systems, Inc.	15,073	1,797,154
#*	Palantir Technologies, Inc., Class A	15,291	303,373
#*	PAR Technology Corp.	5,930	205,119
	PC Connection, Inc.	30,727	1,487,494
	PCTEL, Inc.	16,219	80,284
*	PDF Solutions, Inc.	39,463	1,814,903
*	Perficient, Inc.	25,917	1,653,245
	PFSweb, Inc.	17,930	81,402
*	Photronics, Inc.	89,745	2,373,755
*	Plexus Corp.	29,692	2,924,365
#	Power Integrations, Inc.	44,136	4,287,371
*	Powerfleet, Inc.	20,937	56,739
#*	PowerSchool Holdings, Inc., Class A	14,353	346,912
*	Procore Technologies, Inc.	6,394	484,985
	Progress Software Corp.	40,738	2,446,724
*	PTC, Inc.	8,262	1,204,682
*	Pure Storage, Inc., Class A	35,471	1,312,072
*	Q2 Holdings, Inc.	1,357	48,133
*	Qorvo, Inc.	48,731	5,361,385
	QUALCOMM, Inc.	13,214	1,746,494
#*	Qualys, Inc.	13,938	1,934,594
*	Rambus, Inc.	105,706	6,618,253
*	RF Industries Ltd.	7,730	29,219
#*	Ribbon Communications, Inc.	117,458	373,516
	Richardson Electronics Ltd.	12,056	166,373
*	Rimini Street, Inc.	4,654	12,659
*	Rogers Corp.	15,355	2,589,007
	Roper Technologies, Inc.	4,888	2,410,028
*	Salesforce, Inc.	18,769	4,223,213
*	Sanmina Corp.	55,177	3,391,178
	Sapiens International Corp. NV	18,036	485,890
*	ScanSource, Inc.	50,523	1,520,237
#	Seagate Technology Holdings PLC	19,339	1,228,027
*	SecureWorks Corp., Class A	7,556	58,030
#*	Semtech Corp.	35,522	1,037,242
#*	SentinelOne, Inc., Class A	27,388	456,558
*	Silicon Laboratories, Inc.	16,179	2,412,936
#*	SiTime Corp.	915	118,044
	Skyworks Solutions, Inc.	22,219	2,541,187
#*	SMART Global Holdings, Inc.	44,736	1,189,978
*	Socket Mobile, Inc.	3,342	5,013
*	SolarEdge Technologies, Inc.	2,609	629,969
*	SolarWinds Corp.	78,892	831,522
#*	Sono-Tek Corp.	1,661	7,873
*	SoundThinking, Inc.	81	1,840
*	SPS Commerce, Inc.	5,819	1,049,689
#*	Squarespace, Inc., Class A	8,708	288,583

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Stratasys Ltd.	75,605	$1,370,719
*	Super Micro Computer, Inc.	40,553	13,393,439
*	Synaptics, Inc.	18,436	1,664,955
	Taitron Components, Inc., Class A	2,735	10,885
	TD SYNNEX Corp.	51,134	5,047,437
	TE Connectivity Ltd.	21,510	3,086,470
*	Teledyne Technologies, Inc.	5,520	2,122,606
*	Teradata Corp.	40,315	2,291,908
	Teradyne, Inc.	19,994	2,258,122
*	TransAct Technologies, Inc.	8,099	64,630
*	Trimble, Inc.	20,017	1,076,915
*	TTM Technologies, Inc.	90,855	1,304,678
#*	Tucows, Inc., Class A	1,590	49,115
*	Turtle Beach Corp.	8,288	93,240
*	Twilio, Inc., Class A	22,781	1,504,229
*	Tyler Technologies, Inc.	2,256	894,797
#*	UiPath, Inc., Class A	58,960	1,065,997
*	Ultra Clean Holdings, Inc.	50,224	1,913,534
*	Unisys Corp.	17,100	93,024
	Universal Display Corp.	12,895	1,881,123
*	Veeco Instruments, Inc.	33,404	940,657
*	Verint Systems, Inc.	47,340	1,769,096
*	VeriSign, Inc.	7,426	1,566,515
#*	Veritone, Inc.	4,485	20,698
*	Vertex, Inc., Class A	2,937	60,972
*	Viant Technology, Inc., Class A	2,723	13,179
#*	Viasat, Inc.	38,124	1,179,557
*	Viavi Solutions, Inc.	194,528	2,114,519
	Vishay Intertechnology, Inc.	131,816	3,710,620
*	Vishay Precision Group, Inc.	13,685	511,956
*	VMware, Inc., Class A	943	148,645
	Vontier Corp.	59,654	1,845,098
*	Western Digital Corp.	71,689	3,051,084
*	WidePoint Corp.	1,177	2,283
#*	Wolfspeed, Inc.	19,971	1,316,089
	Xerox Holdings Corp.	117,509	1,877,794
*	Xperi, Inc.	24,548	322,070
*	Zebra Technologies Corp., Class A	5,373	1,654,669
*	Zoom Video Communications, Inc., Class A	14,929	1,095,042
TOTAL INFORMATION TECHNOLOGY			446,616,309
MATERIALS — (6.8%)
	AdvanSix, Inc.	27,385	1,098,412
	Air Products & Chemicals, Inc.	8,130	2,482,333
	Albemarle Corp.	10,037	2,130,654
	Alcoa Corp.	97,772	3,538,369
	Alpha Metallurgical Resources, Inc.	9,144	1,583,924
*	Alto Ingredients, Inc.	53,553	215,283
	Amcor PLC	176,888	1,814,871
*	American Biltrite, Inc.	22	2,651
	American Vanguard Corp.	44,049	795,525
#*	Ampco-Pittsburgh Corp.	5,007	18,125
	AptarGroup, Inc.	28,975	3,519,303
	Arch Resources, Inc.	13,781	1,770,032
*	Arconic Corp.	51,533	1,540,321
*	Ascent Industries Co.	9,589	87,548
	Ashland, Inc.	46,949	4,289,261
#*	ATI, Inc.	68,340	3,258,451
	Avery Dennison Corp.	13,122	2,414,579

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Avient Corp.	81,816	$3,316,002
*	Axalta Coating Systems Ltd.	68,159	2,181,088
	Balchem Corp.	25,088	3,380,357
#	Ball Corp.	25,400	1,490,726
	Berry Global Group, Inc.	61,972	4,063,504
#	Cabot Corp.	47,034	3,339,414
	Caledonia Mining Corp. PLC	1,210	14,254
	Carpenter Technology Corp.	40,717	2,437,320
#	Celanese Corp.	17,092	2,143,166
*	Century Aluminum Co.	62,783	583,882
	CF Industries Holdings, Inc.	57,803	4,744,470
	Chase Corp.	8,009	1,008,253
	Chemours Co.	97,444	3,603,479
*	Clearwater Paper Corp.	15,091	486,383
*	Cleveland-Cliffs, Inc.	289,487	5,109,446
*	Coeur Mining, Inc.	277,000	853,160
	Commercial Metals Co.	98,249	5,621,808
	Compass Minerals International, Inc.	32,695	1,238,160
*	Core Molding Technologies, Inc.	8,981	216,622
	Corteva, Inc.	116,088	6,550,846
	Crown Holdings, Inc.	25,923	2,404,617
*	Dakota Gold Corp.	4,688	13,783
	Dow, Inc.	212,547	12,002,529
	DuPont de Nemours, Inc.	62,654	4,863,830
#	Eagle Materials, Inc.	26,397	4,866,815
	Eastman Chemical Co.	105,808	9,055,049
	Ecolab, Inc.	9,334	1,709,429
*	Ecovyst, Inc.	128,768	1,582,559
	Element Solutions, Inc.	246,475	5,166,116
#*	Ferroglobe PLC	152,400	826,008
	Flexible Solutions International, Inc.	2,593	7,416
	FMC Corp.	14,998	1,443,258
	Fortitude Gold Corp.	17,074	111,493
	Freeport-McMoRan, Inc.	127,751	5,704,082
	Friedman Industries, Inc.	9,833	174,929
	FutureFuel Corp.	58,300	566,676
	Glatfelter Corp.	44,200	150,280
	Graphic Packaging Holding Co.	252,443	6,109,121
	Greif, Inc., Class A	30,282	2,239,960
	Greif, Inc., Class B	9,575	757,095
	Hawkins, Inc.	19,412	907,511
	Haynes International, Inc.	10,202	511,732
#	HB Fuller Co.	44,273	3,277,530
	Hecla Mining Co.	538,529	3,101,927
	Huntsman Corp.	201,971	6,012,677
*	Ingevity Corp.	19,251	1,232,449
	Innospec, Inc.	23,208	2,486,505
	International Flavors & Fragrances, Inc.	36,778	3,111,787
	International Paper Co.	108,945	3,928,557
*	Intrepid Potash, Inc.	8,625	237,187
	Kaiser Aluminum Corp.	20,040	1,627,248
*	Knife River Corp.	41,261	1,793,616
	Koppers Holdings, Inc.	19,886	760,838
#	Kronos Worldwide, Inc.	68,467	640,166
	Linde PLC	28,454	11,116,124
#*	Livent Corp.	51,804	1,275,414
	Louisiana-Pacific Corp.	65,945	5,020,393
*	LSB Industries, Inc.	68,602	766,284
	LyondellBasell Industries NV, Class A	79,944	7,903,264

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Martin Marietta Materials, Inc.	6,388	$2,851,986
	Materion Corp.	19,349	2,305,240
#	Mativ Holdings, Inc.	56,202	884,619
	Mercer International, Inc.	63,817	567,971
	Minerals Technologies, Inc.	31,268	1,918,292
	Mosaic Co.	147,888	6,027,915
#*	MP Materials Corp.	4,747	113,216
	Myers Industries, Inc.	42,892	841,112
	NewMarket Corp.	3,889	1,756,661
	Newmont Corp.	182,611	7,837,664
	Northern Technologies International Corp.	7,510	93,500
	Nucor Corp.	113,832	19,589,349
*	O-I Glass, Inc.	78,570	1,803,967
#	Olin Corp.	133,961	7,726,870
	Olympic Steel, Inc.	12,040	671,712
	Orion SA	16,656	365,100
	Packaging Corp. of America	21,503	3,297,485
	PPG Industries, Inc.	17,778	2,558,254
#	Quaker Chemical Corp.	5,410	1,084,056
	Ramaco Resources, Inc., Class A	11,878	109,278
#	Ramaco Resources, Inc., Class B	2,375	33,796
*	Ranpak Holdings Corp.	9,031	57,889
#*	Rayonier Advanced Materials, Inc.	105,806	500,462
	Reliance Steel & Aluminum Co.	43,567	12,759,032
††	Resolute Forest Products, Inc.	66,341	70,985
	Royal Gold, Inc.	9,767	1,173,407
	RPM International, Inc.	22,467	2,321,066
	Ryerson Holding Corp.	39,011	1,657,577
	Schnitzer Steel Industries, Inc., Class A	26,040	942,908
	Sealed Air Corp.	20,895	953,230
#	Sensient Technologies Corp.	31,409	2,011,432
	Silgan Holdings, Inc.	40,498	1,775,837
	Sonoco Products Co.	56,204	3,295,803
#	Southern Copper Corp.	4,558	398,552
	Steel Dynamics, Inc.	126,737	13,507,629
	Stepan Co.	21,974	2,105,549
*	Summit Materials, Inc., Class A	108,601	3,929,184
	SunCoke Energy, Inc.	61,703	547,923
	Sylvamo Corp.	6,633	325,481
*	TimkenSteel Corp.	53,524	1,247,109
	Tredegar Corp.	28,479	197,075
	TriMas Corp.	44,003	1,133,517
	Trinseo PLC	32,900	579,698
	Tronox Holdings PLC	83,194	1,105,648
*	U.S. Gold Corp.	2,664	11,935
	U.S. Steel Corp.	121,246	3,091,773
	United States Lime & Minerals, Inc.	6,942	1,427,345
*	Universal Stainless & Alloy Products, Inc.	7,785	124,638
	Vulcan Materials Co.	15,682	3,457,881
	Warrior Met Coal, Inc.	42,685	1,888,811
	Westlake Corp.	57,390	7,891,125
	WestRock Co.	107,801	3,588,695
	Worthington Industries, Inc.	39,194	2,924,656
TOTAL MATERIALS			337,850,131
REAL ESTATE — (0.5%)
#*	AMREP Corp.	6,423	115,678
*	Anywhere Real Estate, Inc.	127,648	1,069,690
*	CBRE Group, Inc., Class A	40,033	3,335,149

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	CKX Lands, Inc.	465	$4,717
*	Comstock Holding Cos., Inc.	2,434	11,708
*	CoStar Group, Inc.	19,470	1,634,896
*	Cushman & Wakefield PLC	88,020	865,237
#	Douglas Elliman, Inc.	27,335	60,410
*	Fathom Holdings, Inc.	1,294	10,404
*	Forestar Group, Inc.	13,020	383,830
*	FRP Holdings, Inc.	9,320	534,688
*	Howard Hughes Corp.	26,150	2,207,844
*	InterGroup Corp.	235	8,091
*	Jones Lang LaSalle, Inc.	36,319	6,048,929
*»	JW Mays, Inc.	300	13,602
	Kennedy-Wilson Holdings, Inc.	67,081	1,106,837
	Marcus & Millichap, Inc.	35,281	1,294,107
#*	Maui Land & Pineapple Co., Inc.	1,380	20,576
	Newmark Group, Inc., Class A	129,941	899,192
#*	Opendoor Technologies, Inc.	81,561	416,777
*	Rafael Holdings, Inc., Class B	20,549	41,098
	RE/MAX Holdings, Inc., Class A	18,237	359,451
	RMR Group, Inc., Class A	9,755	230,023
	St. Joe Co.	54,167	3,438,521
	Stratus Properties, Inc.	8,335	236,547
*	Tejon Ranch Co.	28,614	503,893
*	Zillow Group, Inc., Class A	4,894	260,459
*	Zillow Group, Inc., Class C	40,401	2,188,118
TOTAL REAL ESTATE			27,300,472
UTILITIES — (1.0%)
	AES Corp.	54,711	1,183,399
	ALLETE, Inc.	9,015	517,731
	Alliant Energy Corp.	106	5,696
	American States Water Co.	11,069	978,610
	Artesian Resources Corp., Class A	5,487	249,988
#	Atlantica Sustainable Infrastructure PLC	31,600	762,192
	Atmos Energy Corp.	12,134	1,476,829
#	Avangrid, Inc.	9,028	334,758
	Avista Corp.	16,902	653,093
	Black Hills Corp.	8,173	493,077
	Brookfield Renewable Corp., Class A	18,351	572,001
	California Water Service Group	16,250	861,575
	CenterPoint Energy, Inc.	6,565	197,541
	Chesapeake Utilities Corp.	7,116	841,396
	Clearway Energy, Inc., Class A	3,852	95,029
	Clearway Energy, Inc., Class C	14,450	381,625
	CMS Energy Corp.	17,300	1,056,511
	Consolidated Water Co. Ltd.	12,933	252,970
	Essential Utilities, Inc.	18,470	781,096
	Evergy, Inc.	22,911	1,373,973
	Eversource Energy	15,733	1,137,968
	Genie Energy Ltd., Class B	25,298	339,246
	Global Water Resources, Inc.	1,359	17,259
	Hawaiian Electric Industries, Inc.	20,043	769,451
#	IDACORP, Inc.	5,746	590,804
	MGE Energy, Inc.	14,329	1,149,759
#	Middlesex Water Co.	7,465	600,335
	National Fuel Gas Co.	10,267	545,280
	New Jersey Resources Corp.	67,031	2,996,286
	NiSource, Inc.	31,603	879,828
	Northwest Natural Holding Co.	10,249	440,400

U.S. Vector Equity Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	NorthWestern Corp.	14,061	$794,025
	NRG Energy, Inc.	123,332	4,685,383
	OGE Energy Corp.	16,299	589,209
#	ONE Gas, Inc.	7,311	578,519
#	Ormat Technologies, Inc.	56,661	4,606,539
#	Otter Tail Corp.	18,309	1,483,212
	Pinnacle West Capital Corp.	7,400	612,868
	PNM Resources, Inc.	20,489	918,317
	Portland General Electric Co.	15,008	715,431
*	Pure Cycle Corp.	2,900	35,728
#	RGC Resources, Inc.	1,634	32,876
	SJW Group	12,053	849,254
#	Southwest Gas Holdings, Inc.	7,654	504,705
#	Spire, Inc.	7,217	458,785
#*	Sunnova Energy International, Inc.	52,550	928,033
	UGI Corp.	26,511	715,532
	Unitil Corp.	8,110	422,044
	Via Renewables, Inc.	505	4,126
	Vistra Corp.	183,923	5,160,879
	WEC Energy Group, Inc.	6,451	579,687
	York Water Co.	7,798	322,291
TOTAL UTILITIES			47,533,149
TOTAL COMMON STOCKS			4,587,192,680
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	10,711	247,424
CONSUMER DISCRETIONARY — (0.0%)
#	Qurate Retail, Inc., 8.000%	4,810	172,198
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	29,437	798,331
TOTAL PREFERRED STOCKS			1,217,953
TOTAL INVESTMENT SECURITIES (Cost $2,168,132,773)			4,588,410,633

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	42,021,840	42,021,840
SECURITIES LENDING COLLATERAL — (6.2%)
@§	The DFA Short Term Investment Fund	26,353,503	304,830,968
TOTAL INVESTMENTS — (100.0%)
(Cost $2,514,968,678)^^			$4,935,263,441
As of July 31, 2023, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	158	09/15/23	$34,288,563	$36,454,550	$2,165,987
Total Futures Contracts			$34,288,563	$36,454,550	$2,165,987

U.S. Vector Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$259,671,043	$82,414	—	$259,753,457
Consumer Discretionary	526,910,910	31,178	—	526,942,088
Consumer Staples	227,211,123	47,463	—	227,258,586
Energy	428,268,105	—	—	428,268,105
Financials	999,706,100	60,081	—	999,766,181
Health Care	442,835,044	—	$869,821	443,704,865
Industrials	841,695,457	496,052	7,828	842,199,337
Information Technology	446,616,309	—	—	446,616,309
Materials	337,779,146	—	70,985	337,850,131
Real Estate	27,286,870	13,602	—	27,300,472
Utilities	47,533,149	—	—	47,533,149
Preferred Stocks
Communication Services	247,424	—	—	247,424
Consumer Discretionary	172,198	—	—	172,198
Industrials	798,331	—	—	798,331
Temporary Cash Investments	42,021,840	—	—	42,021,840
Securities Lending Collateral	—	304,830,968	—	304,830,968
Futures Contracts**	2,165,987	—	—	2,165,987
TOTAL	$4,630,919,036	$305,561,758	$948,634^	$4,937,429,428
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Small Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (90.7%)
COMMUNICATION SERVICES — (2.3%)
*	AMC Networks, Inc., Class A	51,281	$647,166
#*	Angi, Inc.	125,691	486,424
#*	Anterix, Inc.	97,766	2,744,292
#	Atlanta Braves Holdings, Inc., Class A	56,289	2,664,721
#*	Atlanta Braves Holdings, Inc., Class C	174,780	7,117,042
	ATN International, Inc.	108,624	3,947,396
#*	Bandwidth, Inc., Class A	34,066	516,100
*	Boston Omaha Corp., Class A	121,321	2,368,186
*	Bumble, Inc., Class A	323,768	5,996,183
#	Cable One, Inc.	13,565	9,820,246
#*	Cardlytics, Inc.	5,797	67,651
#*	Cargurus, Inc.	444,279	10,067,362
#*	Cars.com, Inc.	468,144	10,678,365
#*	Cinemark Holdings, Inc.	577,581	9,639,827
#	Cogent Communications Holdings, Inc.	358,675	21,965,257
*	Consolidated Communications Holdings, Inc.	549,851	1,968,467
#*	Daily Journal Corp.	2,725	788,942
*	DHI Group, Inc.	296,240	1,116,825
#*	EchoStar Corp., Class A	195,528	3,799,109
#	Entravision Communications Corp., Class A	463,918	2,217,528
*	Eventbrite, Inc., Class A	376,137	4,329,337
#*	EverQuote, Inc., Class A	69,586	492,669
*	EW Scripps Co., Class A	321,212	3,167,150
*	FG Group Holdings, Inc.	60,033	97,253
*	Gambling.com Group Ltd.	31,778	389,280
#*	Gannett Co., Inc.	53,699	151,431
#*	Gogo, Inc.	400,020	6,028,301
	Gray Television, Inc.	296,811	2,810,800
#	Gray Television, Inc., Class A	3,603	35,435
*	IDT Corp., Class B	240,975	5,715,927
#*	IMAX Corp.	395,095	7,273,699
*	Insignia Systems, Inc.	7,998	59,985
*	Integral Ad Science Holding Corp.	296,073	6,173,122
	Iridium Communications, Inc.	451,712	23,737,466
	John Wiley & Sons, Inc., Class A	210,267	7,197,439
*	Lee Enterprises, Inc.	24,792	344,609
#*	Liberty Latin America Ltd., Class A	188,996	1,587,566
#*	Liberty Latin America Ltd., Class C	870,142	7,239,581
*	Lions Gate Entertainment Corp., Class A	601,455	4,619,174
#*	Lions Gate Entertainment Corp., Class B	1,142,375	8,362,185
*	Madison Square Garden Entertainment Corp.	26,821	934,444
	Madison Square Garden Sports Corp.	28,527	6,069,119
#*	Magnite, Inc.	478,159	7,234,546
*	Marchex, Inc., Class B	60,111	117,818
#	Marcus Corp.	173,013	2,699,003
#*	MediaAlpha, Inc., Class A	1,240	12,574
	New York Times Co., Class A	338,625	13,802,355
#	Nexstar Media Group, Inc.	86,033	16,064,082
*	Nextdoor Holdings, Inc.	8,752	27,219
*	Ooma, Inc.	111,500	1,672,500
#*	Paltalk, Inc.	3,698	6,545
*»	Pegasus Cos., Inc.	34	1,734
*	Playstudios, Inc.	36,998	182,400

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Playtika Holding Corp.	423,368	$5,055,014
#*	PubMatic, Inc., Class A	212,091	4,239,699
#*	QuinStreet, Inc.	233,501	2,073,489
*	Quotient Technology, Inc.	218,228	859,818
#*	Reading International, Inc., Class A	15,322	40,757
#*»	Reading International, Inc., Class B	2,710	57,181
	Saga Communications, Inc., Class A	15,954	345,245
#	Scholastic Corp.	191,561	8,273,520
*	Sciplay Corp., Class A	84,559	1,657,356
#	Shenandoah Telecommunications Co.	360,509	6,730,703
#	Shutterstock, Inc.	243,066	12,505,746
#	Sinclair, Inc.	218,343	3,037,151
#	Skillz, Inc., Class A	8,462	101,206
#*	Sphere Entertainment Co.	108,000	4,584,600
	Spok Holdings, Inc.	98,493	1,443,907
#*	Stagwell, Inc., Class A	275,338	1,847,518
#*	TechTarget, Inc.	226,772	7,365,555
	TEGNA, Inc.	866,096	14,637,022
#	Telephone & Data Systems, Inc.	56,328	451,751
#*	Thryv Holdings, Inc.	197,063	4,670,393
	Townsquare Media, Inc., Class A	113,877	1,364,246
*	Travelzoo	66,461	547,639
*	TripAdvisor, Inc.	304,318	5,675,531
*	TrueCar, Inc.	420,458	1,030,122
*	U.S. Cellular Corp.	56,683	1,003,856
*	Urban One, Inc.	56,309	319,835
*	Urban One, Inc.	53,302	305,420
*	Vimeo, Inc.	628,449	2,589,210
#*	Vivid Seats, Inc., Class A	27,613	230,016
#*	WideOpenWest, Inc.	71,068	585,600
	World Wrestling Entertainment, Inc., Class A	111,389	11,695,845
*	Yelp, Inc.	319,429	14,390,276
*	Zedge, Inc., Class B	5,436	11,416
#*	Ziff Davis, Inc.	261,182	18,940,919
#*	ZipRecruiter, Inc., Class A	102,561	1,899,430
TOTAL COMMUNICATION SERVICES			377,820,829
CONSUMER DISCRETIONARY — (12.7%)
#*	1-800-Flowers.com, Inc., Class A	268,526	2,330,806
*	1stdibs.com, Inc.	3,588	14,639
*	2U, Inc.	35,218	168,342
#	Aaron's Co., Inc.	240,435	3,803,682
#*	Abercrombie & Fitch Co., Class A	310,979	12,317,878
#	Academy Sports & Outdoors, Inc.	400,498	23,945,775
*	Accel Entertainment, Inc.	85,168	970,915
#	Acushnet Holdings Corp.	277,263	16,533,193
*	Adient PLC	562,639	23,945,916
#	ADT, Inc.	162,301	1,035,480
#*	Adtalem Global Education, Inc.	337,721	14,603,056
	AMCON Distributing Co.	3,090	661,260
*	American Axle & Manufacturing Holdings, Inc.	591,290	5,587,690
	American Eagle Outfitters, Inc.	1,202,114	16,889,702
*	American Outdoor Brands, Inc.	115,738	1,099,511
#*	America's Car-Mart, Inc.	49,749	5,926,101
	Amesite, Inc.	9,618	37,414
	Ark Restaurants Corp.	15,516	277,581
#	Arko Corp.	156,582	1,305,894
*	Asbury Automotive Group, Inc.	158,010	35,647,056
	Autoliv, Inc.	49,097	4,955,360

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	AutoNation, Inc.	202,316	$32,568,830
#*	Bally's Corp.	108,348	1,763,905
#*	Barnes & Noble Education, Inc.	50,216	73,818
	Bassett Furniture Industries, Inc.	113,835	2,003,496
*	Beazer Homes USA, Inc.	65,174	2,191,802
#	Big 5 Sporting Goods Corp.	144,363	1,381,554
*	Biglari Holdings, Inc., Class A	224	225,398
*	Biglari Holdings, Inc., Class B	11,383	2,312,570
*	BJ's Restaurants, Inc.	163,701	6,164,980
#	Bloomin' Brands, Inc.	637,396	17,126,831
#	Bluegreen Vacations Holding Corp.	31,924	1,247,909
*	Boot Barn Holdings, Inc.	226,612	21,278,867
#*	Bright Horizons Family Solutions, Inc.	22,462	2,179,488
#*	Brinker International, Inc.	265,481	10,428,094
	Brunswick Corp.	205,247	17,714,869
#	Buckle, Inc.	271,468	9,924,870
	Build-A-Bear Workshop, Inc.	125,344	3,077,195
#	Caleres, Inc.	272,029	7,355,664
	Camping World Holdings, Inc., Class A	50,184	1,607,394
*	Capri Holdings Ltd.	11,580	427,418
*	CarParts.com, Inc.	80,111	402,157
	Carriage Services, Inc.	150,218	4,862,557
*	Carrols Restaurant Group, Inc.	210,338	1,238,891
#	Carter's, Inc.	195,532	14,666,855
	Cato Corp., Class A	80,117	680,994
*	Cavco Industries, Inc.	65,557	19,381,927
#*	Century Casinos, Inc.	18,272	145,262
	Century Communities, Inc.	248,183	19,164,691
#	Cheesecake Factory, Inc.	270,461	9,947,556
#*	Chico's FAS, Inc.	876,506	5,346,687
#*	Children's Place, Inc.	33,190	1,043,494
#	Choice Hotels International, Inc.	69,077	9,031,818
#*	Chuy's Holdings, Inc.	132,896	5,527,145
*	Citi Trends, Inc.	65,273	1,230,396
#	Clarus Corp.	73,130	650,857
	Columbia Sportswear Co.	129,790	10,202,792
#*	Conn's, Inc.	67,340	331,313
*	Container Store Group, Inc.	10,931	40,007
#*	ContextLogic, Inc., Class A	22,024	209,228
#*	Cooper-Standard Holdings, Inc.	92,206	1,698,435
#*	Coursera, Inc.	268,353	4,210,459
#	Cracker Barrel Old Country Store, Inc.	110,956	10,341,099
	Crown Crafts, Inc.	7,793	39,121
*	Culp, Inc.	40,178	229,015
	Dana, Inc.	1,046,691	19,866,195
*	Dave & Buster's Entertainment, Inc.	248,806	11,395,315
#*	Delta Apparel, Inc.	10,228	84,688
*	Denny's Corp.	388,824	4,572,570
#	Designer Brands, Inc., Class A	190,677	1,897,236
#*	Destination XL Group, Inc.	306,051	1,579,223
#	Dillard's, Inc., Class A	39,576	13,576,151
#	Dine Brands Global, Inc.	45,590	2,749,989
*	Dorman Products, Inc.	229,551	19,440,674
#*	Dream Finders Homes, Inc., Class A	1,651	42,100
*	Duluth Holdings, Inc., Class B	17,163	124,603
	El Pollo Loco Holdings, Inc.	273,615	2,914,000
#*	Envela Corp.	51,307	384,289
#	Escalade, Inc.	56,038	818,155
#	Ethan Allen Interiors, Inc.	183,841	5,785,476

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	European Wax Center, Inc., Class A	151,544	$2,935,407
*	Everi Holdings, Inc.	160,881	2,387,474
*	Fiesta Restaurant Group, Inc.	122,035	939,669
#*	Figs, Inc., Class A	415,824	3,060,465
*	First Watch Restaurant Group, Inc.	50,106	933,976
	Flanigan's Enterprises, Inc.	10,440	310,068
#	Flexsteel Industries, Inc.	43,343	848,222
#	Foot Locker, Inc.	52,202	1,402,668
*	Fossil Group, Inc.	97,498	271,044
#*	Fox Factory Holding Corp.	272,732	30,518,711
#	Franchise Group, Inc.	159,909	4,758,892
*	Frontdoor, Inc.	386,941	13,511,980
#*	Full House Resorts, Inc.	39,335	252,531
#	Gap, Inc.	1,198,088	12,340,306
*	Garrett Motion, Inc.	170,501	1,326,498
*	Genesco, Inc.	102,499	2,891,497
	Gentex Corp.	56,938	1,911,978
#*	Gentherm, Inc.	250,646	14,981,111
*	G-III Apparel Group Ltd.	335,356	6,945,223
*	Goodyear Tire & Rubber Co.	1,498,221	24,091,394
#*	GoPro, Inc., Class A	338,085	1,382,768
	Graham Holdings Co., Class B	29,577	17,354,305
*	Grand Canyon Education, Inc.	119,553	12,977,478
#*	Green Brick Partners, Inc.	104,930	5,930,644
	Group 1 Automotive, Inc.	108,553	28,064,207
#*	GrowGeneration Corp.	204,277	813,022
#	Guess?, Inc.	384,131	8,062,910
#	H&R Block, Inc.	549,934	18,483,282
	Hamilton Beach Brands Holding Co., Class A	53,768	529,615
	Harley-Davidson, Inc.	440,532	17,008,941
#	Haverty Furniture Cos., Inc.	95,933	3,415,215
	Haverty Furniture Cos., Inc., Class A	3,785	134,557
#*	Helen of Troy Ltd.	174,991	24,726,228
#	Hibbett, Inc.	99,419	4,613,042
*	Hilton Grand Vacations, Inc.	79,069	3,676,708
	Hooker Furnishings Corp.	74,034	1,485,862
*	Hovnanian Enterprises, Inc., Class A	20,437	2,178,993
*	Inspired Entertainment, Inc.	89,560	1,127,560
#	Installed Building Products, Inc.	212,162	31,404,219
#	International Game Technology PLC	334,217	11,306,561
#*	iRobot Corp.	183,579	7,343,160
*	J Jill, Inc.	48,068	1,091,144
	Jack in the Box, Inc.	159,867	15,892,378
*	JAKKS Pacific, Inc.	5,943	123,852
#	Johnson Outdoors, Inc., Class A	65,517	3,873,365
#	KB Home	656,226	35,416,517
#*	Kirkland's, Inc.	4,700	14,664
#»	Kohl's Corp.	279,608	7,954,848
#	Kontoor Brands, Inc.	181,689	7,696,346
*	Koss Corp.	7,268	30,090
#	Krispy Kreme, Inc.	360,837	5,556,890
#*	Kura Sushi USA, Inc., Class A	33,121	3,295,871
#	Lakeland Industries, Inc.	57,597	891,026
#*	Lands' End, Inc.	115,020	1,078,888
*	Landsea Homes Corp.	9,450	93,271
	Laureate Education, Inc.	764,199	9,797,031
*††	Lazare Kaplan International, Inc.	9,600	0
	La-Z-Boy, Inc.	314,252	9,858,085
#*	Lazydays Holdings, Inc.	9,682	126,931

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	LCI Industries	184,514	$25,143,723
*	Legacy Housing Corp.	32,906	780,530
	Leggett & Platt, Inc.	270,264	7,907,925
#	Levi Strauss & Co., Class A	35,837	540,064
#*	LGI Homes, Inc.	107,515	14,917,706
#*	Life Time Group Holdings, Inc.	399,285	7,223,066
	Lifetime Brands, Inc.	77,037	423,703
#*	Light & Wonder, Inc.	284,894	20,028,048
*	Lincoln Educational Services Corp.	112,850	802,363
#	Lithia Motors, Inc.	13,545	4,206,129
*	Live Ventures, Inc.	9,431	250,865
#*	Lovesac Co.	108,013	3,162,621
*	M/I Homes, Inc.	158,879	15,887,900
	Macy's, Inc.	967,883	16,057,179
#*	Malibu Boats, Inc., Class A	159,071	9,536,306
	Marine Products Corp.	133,758	2,145,478
*	MarineMax, Inc.	167,811	6,767,818
#	Marriott Vacations Worldwide Corp.	209,205	26,884,935
#*	MasterCraft Boat Holdings, Inc.	133,246	4,083,990
*	Mattel, Inc.	34,297	730,526
	MDC Holdings, Inc.	544,563	27,925,191
#	Meritage Homes Corp.	234,498	34,928,477
*	Modine Manufacturing Co.	299,081	11,233,482
*	Mohawk Industries, Inc.	13,846	1,472,384
	Monarch Casino & Resort, Inc.	25,809	1,789,080
#	Monro, Inc.	204,380	7,490,527
#*	Motorcar Parts of America, Inc.	18,876	169,318
#	Movado Group, Inc.	116,964	3,356,867
	Murphy USA, Inc.	141,763	43,525,494
#	Nathan's Famous, Inc.	56,186	4,500,499
#*	National Vision Holdings, Inc.	74,475	1,610,894
	Newell Brands, Inc.	226,556	2,528,365
*	Noodles & Co.	16,706	60,977
	Nordstrom, Inc.	322,095	7,443,615
*	ODP Corp.	345,577	17,237,381
#*	Ollie's Bargain Outlet Holdings, Inc.	327,230	23,848,522
#*	ONE Group Hospitality, Inc.	145,328	1,071,067
*	OneSpaWorld Holdings Ltd.	417,287	5,360,052
#*	OneWater Marine, Inc., Class A	6,568	247,285
#*	Overstock.com, Inc.	50,054	1,825,469
#	Oxford Industries, Inc.	121,670	13,122,109
#	Papa John's International, Inc.	259,744	21,480,829
	Patrick Industries, Inc.	177,033	15,322,206
#*	Penn Entertainment, Inc.	42,199	1,109,412
#	Penske Automotive Group, Inc.	198,177	31,989,731
*	Perdoceo Education Corp.	515,695	6,884,528
#*	Petco Health & Wellness Co., Inc., Class A	552,555	4,508,849
	PetMed Express, Inc.	93,634	1,371,738
#*	Planet Fitness, Inc., Class A	114,275	7,718,133
*	Playa Hotels & Resorts NV	673,432	5,495,205
*	PlayAGS, Inc.	44,994	297,860
	Polaris, Inc.	12,000	1,630,080
*	Portillo's, Inc., Class A	7,524	173,428
#*	Potbelly Corp.	146,160	1,395,828
	PVH Corp.	101,408	9,090,213
#	RCI Hospitality Holdings, Inc.	70,051	4,886,057
	Red Rock Resorts, Inc., Class A	66,913	3,245,280
#*	Revolve Group, Inc.	23,000	453,560
#*	RH	5,713	2,217,615

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Rocky Brands, Inc.	75,340	$1,515,841
*	Rover Group, Inc.	156,893	859,774
#*	Sally Beauty Holdings, Inc.	506,500	6,062,805
*	SeaWorld Entertainment, Inc.	307,746	17,039,896
*	Shake Shack, Inc., Class A	211,727	16,442,719
#	Shoe Carnival, Inc.	212,203	5,646,722
#	Signet Jewelers Ltd.	351,222	28,269,859
*	Six Flags Entertainment Corp.	381,817	9,125,426
*	Skechers USA, Inc., Class A	328,722	18,270,369
*	Skyline Champion Corp.	269,089	18,744,740
*	Sleep Number Corp.	171,856	4,758,693
#	Smith & Wesson Brands, Inc.	358,517	4,563,921
*	Soho House & Co., Inc.	5,376	32,095
*	Solo Brands, Inc., Class A	14,167	83,019
#	Sonic Automotive, Inc., Class A	199,574	9,557,599
#*	Sonos, Inc.	607,060	10,405,008
#*	Sportsman's Warehouse Holdings, Inc.	296,623	1,868,725
	Standard Motor Products, Inc.	158,328	6,043,380
#	Steven Madden Ltd.	499,118	16,660,559
#*	Stitch Fix, Inc., Class A	431,758	2,206,283
*	Stoneridge, Inc.	206,645	4,223,824
	Strategic Education, Inc.	131,462	9,872,796
*	Strattec Security Corp.	17,606	411,804
*	Stride, Inc.	327,113	12,498,988
	Superior Group of Cos., Inc.	43,413	409,385
*	Superior Industries International, Inc.	66,914	244,905
#*	Sweetgreen, Inc., Class A	110,587	1,666,546
*	Taylor Morrison Home Corp.	846,325	40,979,056
	Tempur Sealy International, Inc.	467,639	20,870,729
	Texas Roadhouse, Inc.	20,333	2,268,146
#	Thor Industries, Inc.	151,085	17,448,807
#*	Tile Shop Holdings, Inc.	97,426	619,629
#*	Tilly's, Inc., Class A	53,121	460,559
	Toll Brothers, Inc.	142,625	11,457,066
*	TopBuild Corp.	74,977	20,538,450
#*	Topgolf Callaway Brands Corp.	839,801	16,770,826
#*	Traeger, Inc.	3,946	17,599
»	Travel & Leisure Co.	412,662	16,807,723
*	Tri Pointe Homes, Inc.	788,267	25,129,952
*	Under Armour, Inc., Class A	953,960	7,688,918
*	Under Armour, Inc., Class C	912,641	6,771,796
*	Unifi, Inc.	55,357	437,874
*	Universal Electronics, Inc.	2,330	26,026
*	Universal Technical Institute, Inc.	156,266	1,137,616
#	Upbound Group, Inc.	281,634	9,752,985
#*	Urban Outfitters, Inc.	591,070	21,497,216
	Valvoline, Inc.	885,550	33,624,333
*	Vera Bradley, Inc.	116,027	782,022
*	Vista Outdoor, Inc.	416,280	12,613,284
*	Visteon Corp.	167,302	25,779,565
*	Vizio Holding Corp., Class A	63,954	476,457
#*	VOXX International Corp.	243,647	2,251,298
*	Warby Parker, Inc., Class A	121,597	1,816,659
	Wendy's Co.	1,052,992	22,628,798
#	Weyco Group, Inc.	59,166	1,615,232
	Wingstop, Inc.	74,442	12,549,432
	Winmark Corp.	38,244	13,900,164
#	Winnebago Industries, Inc.	238,573	16,413,822
#	Wolverine World Wide, Inc.	385,569	4,885,159

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	WW International, Inc.	369,420	$4,303,743
	Wyndham Hotels & Resorts, Inc.	83,991	6,544,579
#*	XPEL, Inc.	44,194	3,589,879
#*	YETI Holdings, Inc.	364,034	15,507,848
#*	Zumiez, Inc.	134,963	2,545,402
TOTAL CONSUMER DISCRETIONARY			2,057,888,023
CONSUMER STAPLES — (4.2%)
#	Alico, Inc.	52,609	1,362,573
	Andersons, Inc.	256,031	12,499,433
	B&G Foods, Inc.	161,832	2,145,892
#*	Beauty Health Co.	285,707	2,368,511
*	BellRing Brands, Inc.	331,844	11,929,792
#*	Boston Beer Co., Inc. , Class A	45,882	17,042,410
*	Bridgford Foods Corp.	27,854	329,234
#	Calavo Growers, Inc.	97,782	3,689,315
#	Cal-Maine Foods, Inc.	312,178	14,419,502
#*	Central Garden & Pet Co.	86,191	3,489,012
*	Central Garden & Pet Co., Class A	314,198	12,008,647
#*	Chefs' Warehouse, Inc.	279,139	10,143,911
	Coca-Cola Consolidated, Inc.	54,568	34,563,917
*	Duckhorn Portfolio, Inc.	372,303	4,683,572
#	Edgewell Personal Care Co.	283,682	11,179,908
*	elf Beauty, Inc.	277,556	32,396,336
#	Energizer Holdings, Inc.	269,571	9,623,685
	Flowers Foods, Inc.	718,251	17,747,982
	Fresh Del Monte Produce, Inc.	366,969	9,754,036
*	Fresh Market, Inc.	285,242	0
#*	Freshpet, Inc.	272,470	20,037,444
*	Grocery Outlet Holding Corp.	274,751	9,190,421
*	Hain Celestial Group, Inc.	149,712	1,896,851
#*	Herbalife Ltd.	232,798	3,780,639
*	Hostess Brands, Inc.	767,110	18,441,324
	Ingles Markets, Inc., Class A	113,027	9,584,690
	Ingredion, Inc.	147,072	16,363,231
	Inter Parfums, Inc.	234,744	35,108,313
#	J & J Snack Foods Corp.	109,079	17,487,545
	John B Sanfilippo & Son, Inc.	69,422	7,560,750
	Lancaster Colony Corp.	161,749	31,157,710
	Lifevantage Corp.	72,727	367,999
*	Lifeway Foods, Inc.	3,939	25,682
	Limoneira Co.	54,890	851,893
#*	MamaMancini's Holdings, Inc.	16,110	59,768
#	Medifast, Inc.	86,675	8,831,316
#	MGP Ingredients, Inc.	136,280	15,537,283
#*	Mission Produce, Inc.	33,966	394,685
#*	National Beverage Corp.	224,184	11,848,124
*	Natural Alternatives International, Inc.	32,221	231,991
	Natural Grocers by Vitamin Cottage, Inc., Class C	115,293	1,435,398
#*	Nature's Sunshine Products, Inc.	66,656	929,851
	Nu Skin Enterprises, Inc., Class A	302,421	8,888,153
	Oil-Dri Corp. of America	30,090	1,888,749
*	Pilgrim's Pride Corp.	355,406	8,803,407
*	Post Holdings, Inc.	182,179	15,539,869
	PriceSmart, Inc.	168,723	13,114,839
#	Reynolds Consumer Products, Inc.	153,687	4,254,056
*	Rocky Mountain Chocolate Factory, Inc.	13,940	82,525
	Seaboard Corp.	2,435	8,778,175
#*	Seneca Foods Corp., Class A	64,855	2,501,133

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*»	Seneca Foods Corp., Class B	2,794	$106,004
*	Simply Good Foods Co.	535,779	20,740,005
*»	Sovos Brands, Inc.	187,782	3,342,520
	SpartanNash Co.	257,217	5,771,949
#	Spectrum Brands Holdings, Inc.	221,783	17,390,005
#*	Sprouts Farmers Market, Inc.	651,201	25,559,639
#	Tootsie Roll Industries, Inc.	218,795	7,627,194
*	TreeHouse Foods, Inc.	309,089	15,952,083
	Turning Point Brands, Inc.	124,460	2,968,371
*	United Natural Foods, Inc.	418,397	8,702,658
	United-Guardian, Inc.	9,800	80,360
	Universal Corp.	182,996	9,254,108
#*	USANA Health Sciences, Inc.	139,337	9,044,365
#	Utz Brands, Inc.	326,596	5,470,483
	Vector Group Ltd.	793,735	10,413,803
#	Village Super Market, Inc., Class A	70,450	1,640,076
#*	Vita Coco Co., Inc.	79,599	2,103,005
#*	Vital Farms, Inc.	167,063	1,954,637
#	WD-40 Co.	97,752	22,434,084
#	Weis Markets, Inc.	194,120	12,877,921
*	Whole Earth Brands, Inc.	29,013	117,503
TOTAL CONSUMER STAPLES			669,902,255
ENERGY — (4.8%)
	Adams Resources & Energy, Inc.	26,720	925,314
#*	Amplify Energy Corp.	232,011	1,702,961
#	Antero Midstream Corp.	1,663,081	19,857,187
	Archrock, Inc.	737,798	8,602,725
	Ardmore Shipping Corp.	234,029	3,295,128
	Barnwell Industries, Inc.	49,095	125,192
*	Baytex Energy Corp.	78,205	315,948
	Berry Corp.	281,102	2,192,596
*	Bristow Group, Inc.	136,553	4,201,736
#	Cactus, Inc., Class A	306,533	15,565,746
#	California Resources Corp.	323,356	17,251,043
#*	Callon Petroleum Co.	264,051	9,917,756
#*	Centrus Energy Corp., Class A	59,300	2,229,680
	ChampionX Corp.	692,967	24,669,625
	Chord Energy Corp.	98,433	15,438,232
#	Civitas Resources, Inc.	120,588	9,027,218
#*	Clean Energy Fuels Corp.	1,593,523	7,856,068
#*	CNX Resources Corp.	1,348,839	27,516,316
#	Comstock Resources, Inc.	643,807	8,208,539
#	CONSOL Energy, Inc.	181,381	13,516,512
#	Core Laboratories, Inc.	152,589	3,965,788
#	CVR Energy, Inc.	318,843	11,714,292
#	Delek U.S. Holdings, Inc.	306,126	8,446,016
*	Denbury, Inc.	169,790	14,926,239
	DHT Holdings, Inc.	1,238,840	12,202,574
*	DMC Global, Inc.	95,744	1,805,732
	Dorian LPG Ltd.	284,954	8,474,532
*	Dril-Quip, Inc.	167,380	4,333,468
*	DT Midstream, Inc.	169,660	9,080,203
*	Earthstone Energy, Inc., Class A	54,304	867,778
	EnLink Midstream LLC	1,152,686	13,371,158
	Epsilon Energy Ltd.	87,716	529,805
	Equitrans Midstream Corp.	1,253,243	12,996,130
#	Evolution Petroleum Corp.	180,749	1,688,196
*	Expro Group Holdings NV	83,650	1,856,193

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Forum Energy Technologies, Inc.	47,495	$1,292,339
*	Geospace Technologies Corp.	40,656	325,655
#*	Green Plains, Inc.	345,048	12,252,654
*	Gulf Island Fabrication, Inc.	44,324	150,258
*	Gulfport Energy Corp.	21,151	2,166,920
#*	Hallador Energy Co.	177,618	1,637,638
#*	Helix Energy Solutions Group, Inc.	775,444	7,444,262
	Helmerich & Payne, Inc.	339,022	15,178,015
*	Independence Contract Drilling, Inc.	23,311	73,663
#	International Seaways, Inc.	273,977	11,750,874
*	Kosmos Energy Ltd.	2,145,372	15,232,141
	Liberty Energy, Inc.	745,781	12,283,013
#*	Lightbridge Corp.	13,724	91,127
#	Magnolia Oil & Gas Corp., Class A	566,751	12,553,535
#*	Mammoth Energy Services, Inc.	73,818	360,970
#	Matador Resources Co.	410,461	22,833,945
	Mexco Energy Corp.	11,942	155,964
	Murphy Oil Corp.	518,904	22,452,976
#*	Nabors Industries Ltd.	29,299	3,588,835
#	NACCO Industries, Inc., Class A	45,173	1,670,949
*	Natural Gas Services Group, Inc.	76,756	789,819
*	NCS Multistage Holdings, Inc.	1,729	33,888
*	Newpark Resources, Inc.	450,471	2,486,600
*	NexTier Oilfield Solutions, Inc.	1,179,177	14,055,790
#*	Nine Energy Service, Inc.	81,831	411,610
#*	Noble Corp. PLC	27,442	1,434,393
#	Nordic American Tankers Ltd.	1,241,409	5,449,786
#	Northern Oil & Gas, Inc.	159,742	6,289,043
	NOV, Inc.	483,130	9,701,250
*	Oceaneering International, Inc.	357,826	8,033,194
*	Oil States International, Inc.	454,749	3,656,182
*	Overseas Shipholding Group, Inc., Class A	509,097	2,082,207
*	Par Pacific Holdings, Inc.	350,727	11,040,886
	Patterson-UTI Energy, Inc.	668,132	10,583,211
	PBF Energy, Inc., Class A	569,621	27,022,820
	PDC Energy, Inc.	293,305	22,258,916
#	Peabody Energy Corp.	594,771	13,346,661
#	Permian Resources Corp.	965,026	11,281,154
#	PHX Minerals, Inc.	172,355	556,707
*	PrimeEnergy Resources Corp.	3,616	347,715
*	ProPetro Holding Corp.	450,710	4,705,412
	Range Resources Corp.	199,491	6,270,002
*	Ranger Energy Services, Inc.	14,593	153,226
*	REX American Resources Corp.	136,137	5,039,792
	Riley Exploration Permian, Inc.	24,025	899,736
*	Ring Energy, Inc.	30,526	73,873
#	RPC, Inc.	498,508	4,147,587
#	SandRidge Energy, Inc.	226,093	3,861,668
	Scorpio Tankers, Inc.	323,379	15,211,748
*	SEACOR Marine Holdings, Inc.	105,264	1,209,483
#	Select Water Solutions, Inc., Class A	521,236	4,383,595
#	SFL Corp. Ltd.	408,197	4,024,822
	Sitio Royalties Corp., Class A	141,067	3,856,772
#	SM Energy Co.	732,318	26,575,820
	Solaris Oilfield Infrastructure, Inc., Class A	127,333	1,391,750
#*	Talos Energy, Inc.	296,211	4,739,376
*	TechnipFMC PLC	1,654,034	30,334,984
*	Teekay Corp.	476,144	3,171,119
	Teekay Tankers Ltd., Class A	162,143	7,071,056

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	TETRA Technologies, Inc.	546,905	$2,455,603
*	Tidewater, Inc.	254,045	16,032,780
#*	Transocean Ltd.	565,379	4,975,335
#*	U.S. Silica Holdings, Inc.	424,204	5,518,894
*	Valaris Ltd.	86,064	6,609,715
#*	Vital Energy, Inc.	109,857	5,798,252
#*	W&T Offshore, Inc.	666,528	2,919,393
*	Weatherford International PLC	89,490	7,436,619
	World Kinect Corp.	368,306	8,301,617
TOTAL ENERGY			780,201,220
FINANCIALS — (16.8%)
	1st Source Corp.	179,219	8,405,371
#*	Acacia Research Corp.	194,608	776,486
#	ACNB Corp.	18,090	627,723
	Affiliated Managers Group, Inc.	197,864	27,431,865
#*	Affirm Holdings, Inc.	156,401	3,032,615
#	Alerus Financial Corp.	21,753	430,274
#	Amalgamated Financial Corp.	69,871	1,394,625
	A-Mark Precious Metals, Inc.	169,022	6,894,407
*	Ambac Financial Group, Inc.	195,574	2,765,416
#	Amerant Bancorp, Inc.	38,677	766,578
#*	American Equity Investment Life Holding Co.	667,310	35,814,528
#	American National Bankshares, Inc.	62,133	2,564,850
	Ameris Bancorp	489,317	21,358,687
	AMERISAFE, Inc.	149,828	7,809,035
	AmeriServ Financial, Inc.	196,617	648,836
#	Ames National Corp.	35,879	691,030
#	Argo Group International Holdings Ltd.	173,959	5,166,582
	Arrow Financial Corp.	105,636	2,125,396
#	Artisan Partners Asset Management, Inc., Class A	397,995	16,512,813
*	AssetMark Financial Holdings, Inc.	85,348	2,551,905
	Associated Banc-Corp.	994,723	18,850,001
	Associated Capital Group, Inc., Class A	15,293	566,606
	Assurant, Inc.	44,996	6,052,412
	Assured Guaranty Ltd.	333,176	19,917,261
*	Atlantic American Corp.	15,147	27,719
#	Atlantic Union Bankshares Corp.	506,616	16,201,580
#*	Atlanticus Holdings Corp.	84,227	3,428,039
	Auburn National BanCorp, Inc.	2,786	61,849
#*	Avantax, Inc.	302,058	7,817,261
#*»	AvidXchange Holdings, Inc.	611,471	7,588,355
	Axis Capital Holdings Ltd.	269,188	14,837,643
*	Axos Financial, Inc.	416,941	19,596,227
	B Riley Financial, Inc.	64,030	3,555,586
	Banc of California, Inc.	390,431	5,548,025
#	BancFirst Corp.	203,421	20,321,758
*	Bancorp, Inc.	495,833	18,792,071
#	Bank First Corp.	549	48,510
#	Bank of Hawaii Corp.	198,355	11,332,021
	Bank of Marin Bancorp	12,067	253,166
	Bank of NT Butterfield & Son Ltd.	207,391	6,663,473
#	Bank of South Carolina Corp.	808	11,474
	Bank OZK	653,236	28,566,010
	BankFinancial Corp.	102,404	918,564
	BankUnited, Inc.	7,748	231,200
	Bankwell Financial Group, Inc.	32,079	877,361
	Banner Corp.	244,624	11,646,549
	Bar Harbor Bankshares	98,945	2,702,188

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	BayCom Corp.	55,057	$1,109,949
	BCB Bancorp, Inc.	83,256	1,069,840
	Berkshire Hills Bancorp, Inc.	246,331	5,618,810
	BGC Group, Inc., Class A	1,271,807	6,053,801
#*	Blue Foundry Bancorp	57,443	586,493
	Blue Ridge Bankshares, Inc.	14,525	122,446
	BOK Financial Corp.	140,664	12,530,349
#	Bread Financial Holdings, Inc.	117,954	4,903,348
#	Bridge Investment Group Holdings, Inc., Class A	33,374	417,509
#*	Bridgewater Bancshares, Inc.	42,253	452,530
*	Brighthouse Financial, Inc.	380,042	19,811,589
	Brightsphere Investment Group, Inc.	269,980	5,745,174
	Brookline Bancorp, Inc.	456,341	4,873,722
#*	BRP Group, Inc., Class A	245,274	6,109,775
	Business First Bancshares, Inc.	40,188	821,845
	Byline Bancorp, Inc.	154,332	3,387,587
#	C&F Financial Corp.	22,409	1,260,058
#	Cadence Bank	1,008,583	25,265,004
*	California BanCorp	1,023	18,915
#*»	California First Leasing Corp.	6,634	110,290
#	Cambridge Bancorp	19,107	1,175,845
#	Camden National Corp.	110,827	3,832,398
*	Cannae Holdings, Inc.	200,754	4,091,367
#*	Cantaloupe, Inc.	277,392	2,138,692
	Capital Bancorp, Inc.	26,328	530,509
	Capital City Bank Group, Inc.	108,327	3,513,045
#	Capitol Federal Financial, Inc.	528,021	3,500,779
	Capstar Financial Holdings, Inc.	85,810	1,276,853
*	Carter Bankshares, Inc.	68,979	1,013,302
#	Cass Information Systems, Inc.	106,713	4,049,758
	Cathay General Bancorp	512,257	19,486,256
*»	CCUR Holdings, Inc.	16	48,000
	Central Pacific Financial Corp.	128,487	2,343,603
#	Central Valley Community Bancorp	59,469	1,016,920
	Chemung Financial Corp.	18,878	805,335
#	Citizens & Northern Corp.	80,367	1,703,780
	Citizens Community Bancorp, Inc.	1,592	16,350
#	Citizens Holding Co.	1,503	17,675
#*	Citizens, Inc.	86,912	223,364
#	City Holding Co.	115,121	11,386,618
#	Civista Bancshares, Inc.	83,325	1,519,848
	CNB Financial Corp.	72,355	1,408,028
	CNO Financial Group, Inc.	648,267	16,673,427
#*	Coastal Financial Corp.	65,771	2,970,876
#	Codorus Valley Bancorp, Inc.	45,187	993,662
#	Cohen & Steers, Inc.	338,875	21,793,051
	Colony Bankcorp, Inc.	19,189	205,706
	Columbia Banking System, Inc.	601,953	13,453,650
#*	Columbia Financial, Inc.	151,334	2,645,318
	Commerce Bancshares, Inc.	6,956	369,920
#	Community Bank System, Inc.	311,979	16,793,830
	Community Trust Bancorp, Inc.	127,209	4,882,281
#	Community West Bancshares	5,845	79,901
	ConnectOne Bancorp, Inc.	182,531	3,736,410
#*	Consumer Portfolio Services, Inc.	151,454	1,940,126
	Crawford & Co., Class A	195,863	1,882,243
	Crawford & Co., Class B	159,316	1,323,916
#*	Credit Acceptance Corp.	2,763	1,537,886
#*	CrossFirst Bankshares, Inc.	133,452	1,557,385

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cullen/Frost Bankers, Inc.	4,738	$514,452
#*	Customers Bancorp, Inc.	202,627	8,506,281
#	CVB Financial Corp.	873,216	16,477,586
	Diamond Hill Investment Group, Inc.	28,463	5,166,319
#	Dime Community Bancshares, Inc.	190,871	4,275,510
	Donegal Group, Inc., Class A	197,867	2,882,922
	Donegal Group, Inc., Class B	5,267	68,682
#*	Donnelley Financial Solutions, Inc.	263,814	12,478,402
	Eagle Bancorp Montana, Inc.	1,699	22,393
	Eagle Bancorp, Inc.	48,022	1,330,209
#	Eastern Bankshares, Inc.	86,788	1,225,447
*	eHealth, Inc.	107,496	812,670
	Employers Holdings, Inc.	222,302	8,587,526
#	Enact Holdings, Inc.	18,110	492,592
#*	Encore Capital Group, Inc.	182,673	9,773,005
*	Enova International, Inc.	272,752	15,025,908
*	Enstar Group Ltd.	93,457	23,913,777
	Enterprise Bancorp, Inc.	48,555	1,545,991
	Enterprise Financial Services Corp.	250,039	10,251,599
#	Equity Bancshares, Inc., Class A	56,088	1,523,350
	Esquire Financial Holdings, Inc.	33,187	1,657,525
	ESSA Bancorp, Inc.	50,145	833,410
	Essent Group Ltd.	441,469	21,896,862
*	Euronet Worldwide, Inc.	39,368	3,459,266
	Evans Bancorp, Inc.	12,217	363,089
	Evercore, Inc., Class A	267,875	36,179,197
	EVERTEC, Inc.	428,539	16,854,439
#*	EZCORP, Inc., Class A	416,646	3,774,813
#	Farmers & Merchants Bancorp, Inc.	14,946	318,649
	Farmers National Banc Corp.	212,259	2,918,561
	FB Financial Corp.	222,321	7,874,610
	Federal Agricultural Mortgage Corp., Class A	2,089	275,769
#	Federal Agricultural Mortgage Corp., Class C	74,977	12,052,553
	Federated Hermes, Inc.	632,095	21,383,774
#	Fidelity D&D Bancorp, Inc.	1,159	58,808
	Financial Institutions, Inc.	93,094	1,785,543
	First American Financial Corp.	154,708	9,805,393
#	First Bancorp	243,436	8,052,863
	First BanCorp	1,558,048	23,137,013
#	First Bancorp, Inc.	78,142	2,062,167
	First Bancshares, Inc.	130,388	4,082,448
#	First Bank	83,817	1,047,713
#	First Busey Corp.	321,490	6,963,473
	First Business Financial Services, Inc.	57,891	1,967,715
	First Commonwealth Financial Corp.	739,318	10,675,752
	First Community Bankshares, Inc.	166,354	5,594,485
	First Community Corp.	1,740	34,365
	First Financial Bancorp	671,884	15,513,802
#	First Financial Bankshares, Inc.	608,315	19,824,986
	First Financial Corp.	57,967	2,214,919
	First Financial Northwest, Inc.	85,576	1,035,470
#	First Hawaiian, Inc.	283,825	5,872,339
	First Internet Bancorp	25,383	572,133
	First Interstate BancSystem, Inc., Class A	230,590	6,624,851
	First Merchants Corp.	348,015	11,178,242
#	First Mid Bancshares, Inc.	33,605	1,028,649
	First Northwest Bancorp	40,427	549,807
	First of Long Island Corp.	12,867	179,366
#	First U.S. Bancshares, Inc.	2,966	26,783

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First United Corp.	43,767	$751,042
*	First Western Financial, Inc.	8,732	181,102
	FirstCash Holdings, Inc.	307,746	29,322,039
	Five Star Bancorp	9,791	241,642
#	Flushing Financial Corp.	148,019	2,335,740
#*	Flywire Corp.	493,488	16,847,680
#	FNB Corp.	1,691,291	21,631,612
	FS Bancorp, Inc.	46,576	1,443,856
	Fulton Financial Corp.	1,213,590	17,354,337
#*	FVCBankcorp, Inc.	11,740	150,976
	GCM Grosvenor, Inc., Class A	37,487	294,273
*	Genworth Financial, Inc., Class A	2,883,551	16,897,609
	German American Bancorp, Inc.	208,590	6,145,061
#	Glacier Bancorp, Inc.	741,922	24,260,849
#*	Goosehead Insurance, Inc., Class A	54,449	3,641,005
	Great Southern Bancorp, Inc.	100,403	5,555,298
*	Green Dot Corp., Class A	329,753	6,446,671
	Greene County Bancorp, Inc.	14,678	505,804
	Greenhill & Co., Inc.	32,689	480,528
#*	Greenlight Capital Re Ltd., Class A	163,277	1,678,488
#	Guaranty Bancshares, Inc.	52,022	1,653,779
#	Hamilton Lane, Inc., Class A	130,060	11,501,206
	Hancock Whitney Corp.	520,651	22,913,851
	Hanmi Financial Corp.	218,591	4,153,229
	Hanover Insurance Group, Inc.	109,251	12,397,803
	HarborOne Bancorp, Inc.	200,964	2,108,112
#	Hawthorn Bancshares, Inc.	7,929	139,154
	HBT Financial, Inc.	54,099	1,073,324
#	HCI Group, Inc.	76,495	4,804,651
	Heartland Financial USA, Inc.	125,814	4,320,453
	Heritage Commerce Corp.	231,333	2,220,797
	Heritage Financial Corp.	180,002	3,376,838
*	Heritage Global, Inc.	22,562	85,961
	Heritage Insurance Holdings, Inc.	81,162	366,041
#	Hilltop Holdings, Inc.	463,580	14,338,529
#	Hingham Institution For Savings	10,011	2,226,947
	HMN Financial, Inc.	33,229	672,887
	Home Bancorp, Inc.	32,280	1,149,814
#	Home BancShares, Inc.	1,169,573	28,432,320
	HomeStreet, Inc.	2,264	20,829
	HomeTrust Bancshares, Inc.	56,668	1,377,599
	Hope Bancorp, Inc.	515,813	5,601,729
	Horace Mann Educators Corp.	319,864	9,637,502
	Horizon Bancorp, Inc.	118,016	1,462,218
	Houlihan Lokey, Inc.	139,806	13,959,629
*	I3 Verticals, Inc., Class A	137,699	3,443,852
	Independent Bank Corp.	315,637	19,017,129
	Independent Bank Corp.	135,250	2,794,265
#	Independent Bank Group, Inc.	86,579	3,884,800
	International Bancshares Corp.	501,461	24,892,524
*	International Money Express, Inc.	229,735	5,566,479
	Investar Holding Corp.	10,081	149,703
	Investors Title Co.	15,612	2,444,059
	Jackson Financial, Inc., Class A	274,486	9,063,528
	James River Group Holdings Ltd.	96,198	1,778,701
	Janus Henderson Group PLC	438,607	12,873,115
#	Kearny Financial Corp.	290,146	2,492,354
	Kemper Corp.	459,852	23,438,656
#*	Kingsway Financial Services, Inc.	8,300	69,471

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Kinsale Capital Group, Inc.	57,393	$21,386,354
	Lake Shore Bancorp, Inc.	537	5,875
	Lakeland Bancorp, Inc.	422,063	6,377,372
#	Lakeland Financial Corp.	182,779	10,133,268
#	Landmark Bancorp, Inc.	15,104	320,205
	Lazard Ltd., Class A	126,476	4,439,308
#	LCNB Corp.	39,923	699,850
#*	Lemonade, Inc.	22,159	515,197
*	LendingClub Corp.	266,347	2,234,651
#*	LendingTree, Inc.	46,548	1,135,771
	Lincoln National Corp.	156,725	4,394,569
#	Live Oak Bancshares, Inc.	185,367	7,019,848
	Luther Burbank Corp.	83,693	862,038
	Macatawa Bank Corp.	239,843	2,362,454
	Magyar Bancorp, Inc.	4,764	53,690
#*	Maiden Holdings Ltd.	817,226	1,593,591
	MainStreet Bancshares, Inc.	10,216	243,856
*	Marqeta, Inc., Class A	645,415	3,601,416
#*	MBIA, Inc.	185,761	1,623,551
	Mercantile Bank Corp.	123,386	4,333,316
	Merchants Bancorp	67,852	2,144,802
	Mercury General Corp.	229,550	7,386,919
	Meridian Corp.	21,737	258,670
#	Metrocity Bankshares, Inc.	51,368	1,101,330
*	Metropolitan Bank Holding Corp.	17,242	780,890
	MGIC Investment Corp.	1,365,759	22,862,806
	Mid Penn Bancorp, Inc.	27,516	646,626
#	Middlefield Banc Corp.	769	22,501
	Midland States Bancorp, Inc.	99,857	2,339,650
	MidWestOne Financial Group, Inc.	46,920	1,150,948
#	Moelis & Co., Class A	357,988	17,480,554
*	Mr Cooper Group, Inc.	320,473	18,577,820
	MVB Financial Corp.	16,046	410,617
	National Bank Holdings Corp., Class A	239,469	8,228,155
#	National Bankshares, Inc.	22,168	659,941
#	National Western Life Group, Inc., Class A	18,760	7,910,529
	Navient Corp.	1,132,179	21,556,688
#	NBT Bancorp, Inc.	303,515	11,290,758
	Nelnet, Inc., Class A	244,773	24,154,200
*	NerdWallet, Inc., Class A	65,316	732,192
#	New York Community Bancorp, Inc.	1,940,584	26,915,900
*	NI Holdings, Inc.	2,804	39,060
#*	Nicholas Financial, Inc.	46,399	227,355
#	Nicolet Bankshares, Inc.	66,226	5,539,805
*	NMI Holdings, Inc., Class A	504,840	13,484,276
#	Northeast Bank	58,834	2,802,852
#	Northeast Community Bancorp, Inc.	18,354	297,151
#	Northfield Bancorp, Inc.	349,462	4,256,447
	Northrim BanCorp, Inc.	52,633	2,515,857
#	Northwest Bancshares, Inc.	896,221	11,077,292
#	Norwood Financial Corp.	11,292	359,650
	Oak Valley Bancorp	4,754	130,212
	OceanFirst Financial Corp.	360,446	6,715,109
#*	Ocwen Financial Corp.	40,423	1,364,680
#	OFG Bancorp	335,960	11,251,300
#	Ohio Valley Banc Corp.	17,016	416,552
#	Old National Bancorp	1,124,599	19,151,921
	Old Republic International Corp.	167,059	4,605,817
	Old Second Bancorp, Inc.	205,425	3,284,746

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	OneMain Holdings, Inc.	348,924	$15,869,064
	OP Bancorp	30,372	297,342
#*	Open Lending Corp., Class A	413,370	4,666,947
*	Oportun Financial Corp.	57,597	354,222
	Oppenheimer Holdings, Inc., Class A	68,996	2,629,438
#	Origin Bancorp, Inc.	74,834	2,439,588
#*††	Orleans Homebuilders, Inc.	25,819	0
	Orrstown Financial Services, Inc.	45,829	1,072,399
*	Oscar Health, Inc., Class A	530,974	3,992,924
	Pacific Premier Bancorp, Inc.	362,548	9,259,476
#*	Palomar Holdings, Inc.	44,428	2,690,560
#	Park National Corp.	85,384	9,522,024
#	Parke Bancorp, Inc.	38,062	755,150
	Pathward Financial, Inc.	220,876	11,476,717
*	Paymentus Holdings, Inc., Class A	19,724	222,684
#*	Paysafe Ltd.	67,014	806,178
*	Paysign, Inc.	12,736	24,453
#	PCB Bancorp	28,939	472,284
	Peapack-Gladstone Financial Corp.	136,513	3,990,275
#	Penns Woods Bancorp, Inc.	42,420	1,144,067
#	PennyMac Financial Services, Inc.	234,487	17,640,457
#	Peoples Bancorp of North Carolina, Inc.	15,204	335,704
	Peoples Bancorp, Inc.	227,734	6,415,267
#	Peoples Financial Services Corp.	11,486	530,538
	Perella Weinberg Partners	24,855	245,567
#	Pinnacle Financial Partners, Inc.	124,572	9,455,015
	Piper Sandler Cos.	96,692	14,151,841
#	PJT Partners, Inc., Class A	144,057	11,425,161
#	Plumas Bancorp	3,619	130,935
#*	Ponce Financial Group, Inc.	61,332	566,094
	Popular, Inc.	246,651	17,894,530
*	PRA Group, Inc.	203,798	4,862,620
	Preferred Bank	104,690	6,917,915
	Premier Financial Corp.	263,435	5,706,002
#	Primerica, Inc.	86,503	18,399,188
#	Primis Financial Corp.	61,650	586,292
#	Princeton Bancorp, Inc.	1,068	31,944
#	ProAssurance Corp.	124,209	2,086,711
*	PROG Holdings, Inc.	390,819	15,859,435
	Prosperity Bancshares, Inc.	36,345	2,301,365
	Provident Financial Holdings, Inc.	48,248	688,499
#	Provident Financial Services, Inc.	532,272	9,868,323
	QCR Holdings, Inc.	118,522	6,071,882
	Radian Group, Inc.	225,556	6,074,223
#	RBB Bancorp	46,590	683,475
	Red River Bancshares, Inc.	9,085	445,256
#	Regional Management Corp.	100,889	3,277,884
*	Remitly Global, Inc.	321,426	6,197,093
	Renasant Corp.	421,924	13,054,329
#*	Repay Holdings Corp.	204,495	1,707,533
	Republic Bancorp, Inc., Class A	113,494	5,201,430
	Richmond Mutual BanCorp, Inc.	5,690	67,085
	Riverview Bancorp, Inc.	133,321	751,930
	RLI Corp.	245,534	32,756,691
	S&T Bancorp, Inc.	259,821	8,205,147
#*	Safeguard Scientifics, Inc.	23,723	36,533
	Safety Insurance Group, Inc.	115,120	8,288,640
#	Salisbury Bancorp, Inc.	7,476	206,562
	Sandy Spring Bancorp, Inc.	197,016	4,820,982

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	SB Financial Group, Inc.	4,414	$60,693
#	Seacoast Banking Corp. of Florida	399,013	9,859,611
*	Security National Financial Corp., Class A	44,090	376,529
#	Selective Insurance Group, Inc.	396,604	40,925,567
#*	Selectquote, Inc.	19,032	35,970
#	ServisFirst Bancshares, Inc.	379,168	22,628,746
#*	Shift4 Payments, Inc., Class A	79,936	5,514,785
	Shore Bancshares, Inc.	86,256	1,026,446
	Sierra Bancorp	82,688	1,741,409
	Silvercrest Asset Management Group, Inc., Class A	51,407	1,071,322
#	Simmons First National Corp., Class A	527,952	10,659,351
#*	SiriusPoint Ltd.	240,589	2,247,101
	SLM Corp.	1,148,234	18,578,426
	SmartFinancial, Inc.	59,642	1,498,207
	Sound Financial Bancorp, Inc.	100	3,700
	South Plains Financial, Inc.	27,870	748,310
#*	Southern First Bancshares, Inc.	42,819	1,292,277
#	Southern Missouri Bancorp, Inc.	54,755	2,632,073
#	Southside Bancshares, Inc.	218,623	7,260,470
#	SouthState Corp.	309,166	24,012,923
#	Stellar Bancorp, Inc.	251,274	6,246,672
	StepStone Group, Inc., Class A	142,774	4,007,666
#*	Sterling Bancorp, Inc.	48,932	290,656
#	Stewart Information Services Corp.	211,897	9,986,706
	Stifel Financial Corp.	261,658	16,625,749
#	Stock Yards Bancorp, Inc.	196,366	9,388,258
*	StoneX Group, Inc.	150,604	13,857,074
	Summit Financial Group, Inc.	40,703	918,260
#	Summit State Bank	817	14,706
	Synovus Financial Corp.	343,872	11,657,261
	Territorial Bancorp, Inc.	52,078	616,343
*	Texas Capital Bancshares, Inc.	337,641	21,558,378
#	TFS Financial Corp.	350,158	5,080,793
*	Third Coast Bancshares, Inc.	2,651	54,823
	Timberland Bancorp, Inc.	70,463	2,204,787
	Tiptree, Inc.	283,179	4,182,554
#	Tompkins Financial Corp.	108,220	6,510,515
	Towne Bank	514,888	13,016,369
	TriCo Bancshares	212,328	7,936,821
#	Trinity Capital, Inc.	13,035	190,311
#*	Triumph Financial, Inc.	148,646	10,540,488
	TrustCo Bank Corp. NY	134,186	4,077,913
	Trustmark Corp.	442,101	11,609,572
#	UMB Financial Corp.	342,150	24,292,650
	Union Bankshares, Inc.	2,252	51,728
	United Bancshares, Inc.	900	16,470
#	United Bankshares, Inc.	874,747	29,251,540
#	United Community Banks, Inc.	689,130	20,033,009
	United Fire Group, Inc.	154,587	3,716,271
	United Security Bancshares	63,027	468,921
	Unity Bancorp, Inc.	66,045	1,751,513
	Universal Insurance Holdings, Inc.	223,941	3,477,804
	Univest Financial Corp.	183,375	3,575,813
	Unum Group	53,466	2,598,982
#	Valley National Bancorp	2,289,359	23,488,823
#	Value Line, Inc.	21,281	1,140,023
	Veritex Holdings, Inc.	5,470	117,660
	Victory Capital Holdings, Inc., Class A	260,921	8,652,140
	Virginia National Bankshares Corp.	804	29,129

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Virtu Financial, Inc., Class A	473,599	$8,789,997
#	Virtus Investment Partners, Inc.	56,644	11,653,370
	Voya Financial, Inc.	17,236	1,279,945
#	Walker & Dunlop, Inc.	242,981	22,106,411
	Washington Federal, Inc.	464,055	14,404,267
	Washington Trust Bancorp, Inc.	103,712	3,325,007
#	Waterstone Financial, Inc.	256,997	3,585,108
#	WesBanco, Inc.	375,078	10,505,935
#	West BanCorp, Inc.	123,394	2,475,284
	Westamerica BanCorp	182,566	8,980,422
	Western New England Bancorp, Inc.	195,482	1,307,775
	Western Union Co.	144,031	1,754,298
	Westwood Holdings Group, Inc.	20,810	243,477
	White Mountains Insurance Group Ltd.	20,129	31,139,966
	Wintrust Financial Corp.	290,642	24,518,559
#	WisdomTree, Inc.	888,209	6,181,935
#*	World Acceptance Corp.	59,463	9,388,613
	WSFS Financial Corp.	436,243	19,085,631
	WVS Financial Corp.	4,423	54,934
TOTAL FINANCIALS			2,714,355,180
HEALTH CARE — (10.2%)
#*	10X Genomics, Inc., Class A	43,930	2,766,711
#*	23andMe Holding Co., Class A	40,642	78,033
#*	2seventy bio, Inc.	81,004	614,820
#*	4D Molecular Therapeutics, Inc.	151,656	2,775,305
#*	89bio, Inc.	8,976	142,180
*	Abeona Therapeutics, Inc.	3,982	13,618
#*	Acadia Healthcare Co., Inc.	363,815	28,752,299
#*	Accolade, Inc.	305,577	4,589,767
#*	Accuray, Inc.	467,909	1,993,292
#††	Achillion Pharmaceuticals, Inc.	2,084,145	562,719
#*	Actinium Pharmaceuticals, Inc.	56,124	399,603
#*	AdaptHealth Corp.	23,655	325,020
#*	Adaptive Biotechnologies Corp.	459,643	3,879,387
*	Addus HomeCare Corp.	98,050	8,978,438
*	ADMA Biologics, Inc.	604,206	2,507,455
#††	Aduro Biotech, Inc.	57,164	141,767
#*	Aerovate Therapeutics, Inc.	9,504	165,845
»	Aerpio Pharmaceuticals, Inc.	15,393	462
#*	Agiliti, Inc.	153,412	2,634,084
#*	agilon health, Inc.	22,743	435,528
#*	Agios Pharmaceuticals, Inc.	272,882	7,236,831
#	AirSculpt Technologies, Inc.	3,015	27,346
#*	Akero Therapeutics, Inc.	42,483	1,843,762
»††	Albireo Pharma, Inc.	36,732	59,506
#*	Aldeyra Therapeutics, Inc.	351,351	2,851,213
*	Alector, Inc.	133,382	915,001
*	Alkermes PLC	880,303	25,775,272
#*	Allakos, Inc.	29,757	160,093
#*	Alpine Immune Sciences, Inc.	20,848	261,434
*»	Amedisys, Inc.	107,914	9,802,908
*	American Shared Hospital Services	3,446	8,856
*	AMN Healthcare Services, Inc.	325,193	34,844,430
#*	Amneal Pharmaceuticals, Inc.	147,544	472,141
#*	Amphastar Pharmaceuticals, Inc.	340,314	20,653,657
*	AnaptysBio, Inc.	120,934	2,383,609
*	AngioDynamics, Inc.	30,190	262,351
*	ANI Pharmaceuticals, Inc.	95,079	4,996,401

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Anika Therapeutics, Inc.	103,221	$2,408,146
#*	Annovis Bio, Inc.	1,017	14,024
#*	Apollo Medical Holdings, Inc.	89,561	3,280,619
#*	Apyx Medical Corp.	55,743	311,603
#*	Arcturus Therapeutics Holdings, Inc.	163,135	5,703,200
#*	Arcus Biosciences, Inc.	179,085	3,563,791
*	Arrowhead Pharmaceuticals, Inc.	310,336	10,712,799
#*	ARS Pharmaceuticals, Inc.	67,193	493,869
#*	Artivion, Inc.	282,084	4,913,903
*	Arvinas, Inc.	22,795	563,492
#*	Athira Pharma, Inc.	124,699	364,121
*	AtriCure, Inc.	196,967	10,902,123
#	Atrion Corp.	13,521	7,580,008
*	aTyr Pharma, Inc.	33,238	65,146
*	Aura Biosciences, Inc.	14,729	175,275
*	Avanos Medical, Inc.	322,045	7,880,441
#*	Avid Bioservices, Inc.	304,364	3,853,248
#*	Avidity Biosciences, Inc.	84,938	807,760
#*	Avita Medical, Inc.	38,227	774,097
#*	Axogen, Inc.	123,096	1,063,549
*	Axonics, Inc.	253,887	15,327,158
#*	Azenta, Inc.	173,848	8,167,379
#*	Beam Therapeutics, Inc.	94,751	2,924,963
*	BioLife Solutions, Inc.	180,290	3,584,165
#*	Biomea Fusion, Inc.	20,751	461,710
#*	Black Diamond Therapeutics, Inc.	8,435	31,463
*	Blueprint Medicines Corp.	7,972	526,152
#*	Brookdale Senior Living, Inc.	138,037	485,890
#*	Cabaletta Bio, Inc.	4,424	60,255
#*	CareCloud, Inc.	29,013	97,194
	Carisma Therapeutics, Inc.	8,313	46,137
*	Castle Biosciences, Inc.	6,513	109,744
*	Catalyst Pharmaceuticals, Inc.	598,977	8,283,852
#*	Celldex Therapeutics, Inc.	40,139	1,419,315
#*	Certara, Inc.	549,392	10,696,662
#*	Champions Oncology, Inc.	41,789	271,628
	Chemed Corp.	8,762	4,565,791
*	Chinook Therapeutics, Inc.	363,217	14,230,842
*††	Clementia Pharmaceuticals, Inc.	2,928	0
#*	Cogent Biosciences, Inc.	297,107	3,859,420
#*	Collegium Pharmaceutical, Inc.	245,703	5,592,200
*	Community Health Systems, Inc.	537,535	2,359,779
#*	Compass Therapeutics, Inc.	15,893	45,613
#*	Computer Programs & Systems, Inc.	102,963	2,699,690
#	CONMED Corp.	202,464	24,508,267
*	Corbus Pharmaceuticals Holdings, Inc.	23,120	166,464
#*	Corcept Therapeutics, Inc.	609,647	15,533,806
#*	CorVel Corp.	157,571	32,232,724
#*	Corvus Pharmaceuticals, Inc.	34,647	77,956
*	Crinetics Pharmaceuticals, Inc.	241,867	4,595,473
#*	CRISPR Therapeutics AG	245,219	14,058,405
#*	Cross Country Healthcare, Inc.	291,325	7,516,185
#*	CryoPort, Inc.	44,115	708,928
#*	Cue Biopharma, Inc.	117,054	447,146
*	Cullinan Oncology, Inc.	41,854	443,234
#*	Cymabay Therapeutics, Inc.	373,645	4,876,067
#*	Cytek Biosciences, Inc.	73,872	661,893
*	Deciphera Pharmaceuticals, Inc.	355,406	4,805,089
#*	Definitive Healthcare Corp., Class A	91,184	1,078,707

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Denali Therapeutics, Inc.	68,699	$1,953,113
#*	DermTech, Inc.	5,876	19,038
#*	Doximity, Inc., Class A	129,148	4,614,458
#*	Dynavax Technologies Corp.	738,031	10,325,054
*	Dyne Therapeutics, Inc.	263,605	3,210,709
*	Eagle Pharmaceuticals, Inc.	2,999	62,259
#*	Edgewise Therapeutics, Inc.	16,419	119,695
#*	Editas Medicine, Inc.	171,070	1,501,995
*	Elanco Animal Health, Inc.	125,293	1,512,287
*	ElectroCore, Inc.	2,539	11,426
#*	Electromed, Inc.	61,656	628,891
	Embecta Corp.	61,281	1,307,737
*	Emergent BioSolutions, Inc.	32,538	223,861
#*	Enanta Pharmaceuticals, Inc.	86,699	1,644,680
	Encompass Health Corp.	273,646	18,068,845
#*	Enhabit, Inc.	72,886	1,000,725
#*	Enliven Therapeutics, Inc.	826	15,644
*	Enovis Corp.	297,429	19,005,713
#	Ensign Group, Inc.	424,098	41,082,373
*	Envista Holdings Corp.	547,488	18,839,062
#*	Enzo Biochem, Inc.	32,613	48,267
*	Evolent Health, Inc., Class A	718,674	21,840,503
#*	Evolus, Inc.	67,946	680,819
*	Exagen, Inc.	17,794	43,773
*	Exelixis, Inc.	1,149,076	22,648,288
#*	EyePoint Pharmaceuticals, Inc.	16,779	209,737
#*	FONAR Corp.	38,250	645,660
#*	Fulgent Genetics, Inc.	69,899	2,714,178
#*	Generation Bio Co.	64,197	326,121
*	Glaukos Corp.	248,615	19,178,161
*	Globus Medical, Inc., Class A	195,665	11,792,730
*	GoodRx Holdings, Inc., Class A	317,811	2,936,574
*	Haemonetics Corp.	159,794	14,739,399
*	Halozyme Therapeutics, Inc.	364,859	15,674,343
#*	Harmony Biosciences Holdings, Inc.	177,218	6,268,201
#*	Harrow Health, Inc.	174,407	3,850,907
*	Harvard Bioscience, Inc.	258,177	1,200,523
*	Health Catalyst, Inc.	234,873	3,295,268
*	HealthEquity, Inc.	301,188	20,462,713
	HealthStream, Inc.	238,815	5,368,561
*	Hims & Hers Health, Inc.	590,412	5,295,996
*	Humacyte, Inc.	27,006	88,580
#*	ICU Medical, Inc.	9,498	1,692,354
*	Ideaya Biosciences, Inc.	258,978	5,790,748
*	Ikena Oncology, Inc.	3,941	20,296
»††	IMARA, Inc.	8,795	2,111
	Immix Biopharma, Inc.	11,911	24,537
#*	Immuneering Corp., Class A	5,769	58,613
*	Immunic, Inc.	17,676	42,599
*	ImmunoGen, Inc.	259,237	4,619,603
#*	Immunovant, Inc.	177,155	4,044,449
#*	Inari Medical, Inc.	237,336	13,544,766
#*	InfuSystem Holdings, Inc.	108,448	1,119,183
#*	Innoviva, Inc.	400,908	5,432,303
#*	Inotiv, Inc.	4,540	33,051
#*	Inozyme Pharma, Inc.	31,546	160,885
*	Integer Holdings Corp.	222,096	20,539,438
*	Integra LifeSciences Holdings Corp.	162,109	7,371,096
#*	Intellia Therapeutics, Inc.	396,284	16,774,702

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Iovance Biotherapeutics, Inc.	672,386	$4,881,522
	iRadimed Corp.	57,775	2,538,056
*	IRIDEX Corp.	17,734	36,177
#*	Ironwood Pharmaceuticals, Inc.	856,033	9,493,406
*	iTeos Therapeutics, Inc.	52,097	732,484
*	Janux Therapeutics, Inc.	1,397	19,558
#*	Joint Corp.	78,687	1,062,274
	Kala Pharmaceuticals, Inc.	9,915	149,022
#*	KalVista Pharmaceuticals, Inc.	94,037	949,774
*	Keros Therapeutics, Inc.	35,688	1,494,613
#*	Kewaunee Scientific Corp.	18,446	278,535
#*	Kiniksa Pharmaceuticals Ltd., Class A	172,820	3,255,929
#*	Kodiak Sciences, Inc.	124,378	371,890
#*	Krystal Biotech, Inc.	136,923	17,676,759
*	Kura Oncology, Inc.	290,508	3,032,904
*	Kymera Therapeutics, Inc.	126,271	2,762,809
#*	Lantheus Holdings, Inc.	494,601	42,778,040
*	Larimar Therapeutics, Inc.	23,653	101,235
	LeMaitre Vascular, Inc.	171,855	10,866,392
*	LENSAR, Inc.	102,775	337,102
#*	Lexicon Pharmaceuticals, Inc.	118,571	238,328
#*	Ligand Pharmaceuticals, Inc.	85,721	5,737,307
	Lipocine, Inc.	602	2,992
#*	Lisata Therapeutics, Inc.	2,262	7,171
*	LivaNova PLC	287,350	16,795,607
#*	MacroGenics, Inc.	328,500	1,566,945
*	Maravai LifeSciences Holdings, Inc., Class A	321,910	3,640,802
*	Marker Therapeutics, Inc.	15,900	80,295
*	MaxCyte, Inc.	28,881	129,098
*	Medpace Holdings, Inc.	163,927	41,501,399
#	MEI Pharma, Inc.	5,576	39,422
#*	MeiraGTx Holdings PLC	58,682	369,697
*	Merit Medical Systems, Inc.	403,213	30,107,915
#*	Merrimack Pharmaceuticals, Inc.	115,240	1,384,032
	Mesa Laboratories, Inc.	4,385	564,174
#*	Milestone Pharmaceuticals, Inc.	8,075	26,082
*	Mirati Therapeutics, Inc.	165,078	4,996,911
*	ModivCare, Inc.	114,028	4,987,585
#*	Morphic Holding, Inc.	123,478	7,004,907
	Mustang Bio, Inc.	14,358	74,662
*	Myriad Genetics, Inc.	517,642	11,569,299
	National HealthCare Corp.	91,086	5,375,896
#	National Research Corp.	145,329	6,236,067
#*	NeoGenomics, Inc.	618,658	10,721,343
*	NeuroBo Pharmaceuticals, Inc.	2,846	1,460
*	Neuronetics, Inc.	16,042	31,603
*	Nexgel, Inc.	152	357
#*	NextGen Healthcare, Inc.	411,360	6,840,917
#*	Nurix Therapeutics, Inc.	85,361	828,855
*	Nuvalent, Inc., Class A	35,802	1,784,730
*	NuVasive, Inc.	369,487	15,226,559
#*	Olema Pharmaceuticals, Inc.	288,795	2,498,077
*	Omeros Corp.	967	4,206
*	OmniAb, Inc.	237,036	1,303,698
#*»	OmniAb, Inc.	30,196	0
#*»	OmniAb, Inc.	30,196	0
*	Omnicell, Inc.	328,715	20,758,352
»††	Opiant Pharmaceuticals, Inc.	18,273	8,954
*	OPKO Health, Inc.	218,306	406,049

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	OptimizeRx Corp.	54,364	$758,378
*	Option Care Health, Inc.	943,431	31,869,099
#*	OraSure Technologies, Inc.	405,172	1,912,412
*	Organogenesis Holdings, Inc.	14,951	63,841
	Organon & Co.	14,266	313,567
#*	ORIC Pharmaceuticals, Inc.	818	6,838
*	Orthofix Medical, Inc.	207,690	4,089,416
#*	OrthoPediatrics Corp.	115,104	4,805,592
#*	Outset Medical, Inc.	103,967	2,139,641
*	Owens & Minor, Inc.	595,488	11,457,189
#*	Pacific Biosciences of California, Inc.	1,221,539	16,136,530
*	Pacira BioSciences, Inc.	178,339	6,482,623
	Patterson Cos., Inc.	557,019	18,320,355
#*††	PDL BioPharma, Inc.	1,354,466	2,495,739
*	Pediatrix Medical Group, Inc.	255,978	3,514,578
*	Pennant Group, Inc.	233,511	2,680,706
	Perrigo Co. PLC	593,392	21,741,883
#*	Personalis, Inc.	42,061	99,264
*	PetIQ, Inc.	89,958	1,505,897
	Phibro Animal Health Corp., Class A	106,174	1,537,400
*	Phreesia, Inc.	45,380	1,439,454
	Premier, Inc., Class A	307,789	8,541,145
*	Prestige Consumer Healthcare, Inc.	386,315	25,191,601
*	Privia Health Group, Inc.	235,519	6,575,690
#*	Pro-Dex, Inc.	25,019	450,342
#*	Progyny, Inc.	255,732	10,679,368
*	Protagonist Therapeutics, Inc.	264,944	5,139,914
#*	Prothena Corp. PLC	332,659	22,910,225
	Psychemedics Corp.	4,145	20,559
*	Pulmonx Corp.	47,151	660,114
#*	Puma Biotechnology, Inc.	192,522	696,930
*	Quanterix Corp.	141,829	3,523,032
*	RadNet, Inc.	448,062	14,821,891
#*	RAPT Therapeutics, Inc.	180,845	4,322,195
#*	Recursion Pharmaceuticals, Inc., Class A	273,977	3,868,555
*	REGENXBIO, Inc.	212,840	4,043,960
#*	Relay Therapeutics, Inc.	261,039	3,289,091
#*	Reneo Pharmaceuticals, Inc.	9,269	74,430
#*	Replimune Group, Inc.	249,892	5,265,224
#*	REVOLUTION Medicines, Inc.	538,887	14,145,784
*††	Rexahn Pharmaceuticals, Inc.	246	0
*	Rocket Pharmaceuticals, Inc.	388,492	7,012,281
*	RxSight, Inc.	2,872	95,839
*	Sage Therapeutics, Inc.	301,123	10,442,946
*	Sanara Medtech, Inc.	1,283	53,706
#*	Savara, Inc.	23,648	84,660
#*	Scholar Rock Holding Corp.	34,926	247,975
#*	Schrodinger, Inc.	283,282	14,818,481
#*	scPharmaceuticals, Inc.	65,257	550,117
*	Seer, Inc., Class A	5,998	30,350
	Select Medical Holdings Corp.	1,008,311	30,259,413
#*	Semler Scientific, Inc.	5,219	128,126
*	SI-BONE, Inc.	112,089	2,887,413
#	SIGA Technologies, Inc.	313,276	1,798,204
*	Sight Sciences, Inc.	24,808	218,310
#	Simulations Plus, Inc.	80,536	4,010,693
#*	SomaLogic, Inc.	38,499	94,323
#*	Sotera Health Co.	6,487	123,123
#*	SpringWorks Therapeutics, Inc.	273,468	8,581,426

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	STAAR Surgical Co.	163,284	$8,943,065
#*	Stoke Therapeutics, Inc.	80,670	535,649
#††	Strongbridge Biopharma PLC	207,363	62,955
#*	Supernus Pharmaceuticals, Inc.	418,763	12,851,836
#*	Surgery Partners, Inc.	293,532	11,339,141
#*	Surmodics, Inc.	119,783	3,841,441
*	Sutro Biopharma, Inc.	101,891	455,453
#*	Syndax Pharmaceuticals, Inc.	32,988	703,304
*	Syneos Health, Inc.	102,101	4,330,103
*	Tactile Systems Technology, Inc.	145,358	3,330,152
*	Talaris Therapeutics, Inc.	15,416	45,477
*	Tandem Diabetes Care, Inc.	48,078	1,678,884
#*	Taro Pharmaceutical Industries Ltd.	45,806	1,674,209
#*	Tarsus Pharmaceuticals, Inc.	73,316	1,613,685
#*	Teladoc Health, Inc.	846,568	25,202,329
*	Tenaya Therapeutics, Inc.	12,202	59,058
*	Tenet Healthcare Corp.	386,755	28,902,201
*	Terns Pharmaceuticals, Inc.	32,454	234,318
††	Tetraphase Pharmaceuticals, Inc.	2,198	176
#*	Theravance Biopharma, Inc.	7,603	75,194
#*	Theseus Pharmaceuticals, Inc.	39,897	134,453
#*	TransMedics Group, Inc.	118,073	11,002,042
*	Treace Medical Concepts, Inc.	58,072	1,323,461
*	Twist Bioscience Corp.	10,368	252,357
#*	Tyra Biosciences, Inc.	1,701	25,209
#	U.S. Physical Therapy, Inc.	101,559	11,808,265
*	UFP Technologies, Inc.	49,319	9,600,683
	Utah Medical Products, Inc.	37,996	3,736,147
*	Vanda Pharmaceuticals, Inc.	13,242	76,539
#*	Varex Imaging Corp.	232,123	5,406,145
*	Ventyx Biosciences, Inc.	94,108	3,486,701
*	Veracyte, Inc.	333,487	9,154,218
*	Veradigm, Inc.	885,385	11,970,405
*	Vericel Corp.	180,052	6,467,468
#*	Vicarious Surgical, Inc.	27,639	45,328
*	Viking Therapeutics, Inc.	32,672	473,744
*	Vir Biotechnology, Inc.	340,533	4,794,705
#*	Viridian Therapeutics, Inc.	5,217	97,871
#*	Voyager Therapeutics, Inc.	101,980	950,454
*	VYNE Therapeutics, Inc.	3,873	17,661
#*	Xencor, Inc.	302,928	7,358,121
*	Xenon Pharmaceuticals, Inc.	96,184	3,551,113
#*	XOMA Corp.	4,470	70,402
#*	Y-mAbs Therapeutics, Inc.	4,027	24,524
*	Zentalis Pharmaceuticals, Inc.	88,215	2,356,223
*	Zimvie, Inc.	1,843	25,286
*	Zymeworks, Inc.	11,488	85,700
TOTAL HEALTH CARE			1,657,899,232
INDUSTRIALS — (18.8%)
#*	3D Systems Corp.	372,675	3,245,999
	AAON, Inc.	409,694	43,124,390
*	AAR Corp.	260,394	15,571,561
	ABM Industries, Inc.	482,427	22,326,722
	ACCO Brands Corp.	566,762	3,451,581
	Acme United Corp.	20,105	611,594
	Acuity Brands, Inc.	79,224	13,090,974
*	ACV Auctions, Inc., Class A	113,976	1,993,440
*	AeroVironment, Inc.	156,741	14,931,148

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	AerSale Corp.	3,048	$45,750
	Air Lease Corp.	376,792	15,953,373
#*	Air T, Inc.	1,157	26,322
*	Air Transport Services Group, Inc.	428,720	8,642,995
	Alamo Group, Inc.	92,518	17,926,288
*	Alaska Air Group, Inc.	413,294	20,098,487
	Albany International Corp., Class A	240,074	23,114,325
*	Alight, Inc., Class A	13,781	134,778
#*	Allegiant Travel Co.	97,428	12,051,844
	Allied Motion Technologies, Inc.	152,203	5,920,697
	Allison Transmission Holdings, Inc.	191,360	11,230,918
*	Alpha Pro Tech Ltd.	20,453	80,380
#	Alta Equipment Group, Inc.	99,936	1,613,966
#*	Ameresco, Inc., Class A	210,179	12,234,520
*	American Superconductor Corp.	23,843	240,337
*	American Woodmark Corp.	124,925	9,574,252
*	API Group Corp.	6,986	200,917
	Apogee Enterprises, Inc.	198,751	9,844,137
	Applied Industrial Technologies, Inc.	272,046	39,443,950
	ARC Document Solutions, Inc.	92,827	323,038
#	ArcBest Corp.	188,835	21,965,287
	Arcosa, Inc.	119,906	9,254,345
	Argan, Inc.	108,354	4,121,786
	Armstrong World Industries, Inc.	332,259	25,703,556
*	Array Technologies, Inc.	178,172	3,394,177
*	ASGN, Inc.	380,466	29,037,165
	Astec Industries, Inc.	132,506	6,545,796
*	Astronics Corp.	108,393	2,274,085
#*	Astronics Corp., Class B	42,858	897,447
*	Asure Software, Inc.	106,604	1,454,079
#*	Atkore, Inc.	257,880	40,917,820
*	Avalon Holdings Corp., Class A	27,805	68,122
*	AZEK Co., Inc.	247,563	7,723,966
	AZZ, Inc.	119,339	5,290,298
	Barnes Group, Inc.	384,801	15,122,679
	Barrett Business Services, Inc.	58,946	5,348,171
#*	Beacon Roofing Supply, Inc.	507,317	43,461,847
	BGSF, Inc.	25,762	260,711
#*	Blue Bird Corp.	49,136	1,028,908
*	BlueLinx Holdings, Inc.	22,596	2,129,447
	Boise Cascade Co.	305,055	31,570,142
#*	Bowman Consulting Group Ltd.	600	20,790
	Brady Corp., Class A	359,993	18,568,439
*	BrightView Holdings, Inc.	11,504	88,696
	Brink's Co.	314,995	22,982,035
*	Broadwind, Inc.	29,436	111,857
	BWX Technologies, Inc.	148,669	10,258,161
*	CACI International, Inc., Class A	12,643	4,430,613
	Cadre Holdings, Inc.	9,464	220,227
*	Casella Waste Systems, Inc., Class A	397,666	32,087,670
*	CBIZ, Inc.	405,020	21,421,508
*	CECO Environmental Corp.	236,497	2,847,424
#*	Chart Industries, Inc.	120,217	21,898,729
	Chicago Rivet & Machine Co.	4,905	121,644
*	Cimpress PLC	139,686	9,708,177
*	CIRCOR International, Inc.	63,466	3,535,056
*	Civeo Corp.	29,256	571,662
*	Clarivate PLC	156,664	1,489,875
*	Clean Harbors, Inc.	179,194	29,792,794

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Columbus McKinnon Corp.	170,392	$7,214,397
	Comfort Systems USA, Inc.	287,366	49,993,063
*	Commercial Vehicle Group, Inc.	262,603	2,757,332
#††	Communications Systems, Inc.	5,954	18,755
	CompX International, Inc.	21,907	495,974
#	Concentrix Corp.	48,124	4,005,842
*	Concrete Pumping Holdings, Inc.	82,300	664,161
*	Conduent, Inc.	520,591	1,801,245
*	Construction Partners, Inc., Class A	60,916	1,790,930
#	Copa Holdings SA, Class A	108,739	12,833,377
#*	Core & Main, Inc., Class A	38,467	1,215,942
#	Costamare, Inc.	574,140	6,413,144
	Covenant Logistics Group, Inc.	79,635	4,360,813
*»	CPI Aerostructures, Inc.	4,192	17,187
	CRA International, Inc.	57,098	5,714,939
	Crane Co.	41,652	3,902,376
	CSG Systems International, Inc.	252,074	13,004,498
	CSW Industrials, Inc.	111,864	20,197,045
	Curtiss-Wright Corp.	57,814	11,063,287
*	Custom Truck One Source, Inc.	3,536	24,469
*	Daseke, Inc.	147,326	1,146,196
#	Deluxe Corp.	152,791	2,901,501
#*	Distribution Solutions Group, Inc.	100,312	5,561,297
*	DLH Holdings Corp.	596	5,990
	Donaldson Co., Inc.	53,860	3,384,024
	Douglas Dynamics, Inc.	186,935	5,804,332
#*	Driven Brands Holdings, Inc.	25,803	667,524
*	Ducommun, Inc.	95,966	4,811,735
	Dun & Bradstreet Holdings, Inc.	57,056	674,402
#*	DXP Enterprises, Inc.	137,609	5,226,390
*	Dycom Industries, Inc.	228,176	22,721,766
#	Eagle Bulk Shipping, Inc.	89,518	4,134,836
#	Eastern Co.	33,339	614,438
	EMCOR Group, Inc.	154,855	33,300,019
#	Encore Wire Corp.	145,631	24,857,755
*	Energy Recovery, Inc.	89,990	2,742,895
	Enerpac Tool Group Corp.	367,635	10,102,610
	EnerSys	297,374	32,211,552
#	Eneti, Inc.	27,102	343,653
	Ennis, Inc.	193,673	4,171,716
#	EnPro Industries, Inc.	148,047	20,545,963
*	Enviri Corp.	80,250	756,758
	Esab Corp.	241,410	16,584,867
	ESCO Technologies, Inc.	185,822	18,684,402
	Espey Mfg. & Electronics Corp.	8,532	139,925
#*	EVI Industries, Inc.	14,344	364,911
*	ExlService Holdings, Inc.	253,105	35,675,150
	Exponent, Inc.	397,601	35,617,098
	Federal Signal Corp.	473,649	28,935,217
#*	First Advantage Corp.	7,784	116,760
	Flowserve Corp.	266,098	10,047,860
#*	Fluor Corp.	248,928	7,711,789
*	Forrester Research, Inc.	149,782	4,773,552
	Forward Air Corp.	194,279	23,088,116
*	Franklin Covey Co.	115,067	5,482,943
	Franklin Electric Co., Inc.	337,550	33,356,691
#*	Frontier Group Holdings, Inc.	98,073	912,079
#*	FTI Consulting, Inc.	175,457	30,733,048
#*	FuelCell Energy, Inc.	167,672	367,202

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gates Industrial Corp. PLC	225,278	$3,068,286
	GATX Corp.	268,237	33,626,190
#	Genco Shipping & Trading Ltd.	302,101	4,380,465
*	Gencor Industries, Inc.	122,097	1,861,979
*	Gibraltar Industries, Inc.	228,981	14,808,201
	Global Industrial Co.	191,435	5,455,898
*	GMS, Inc.	212,110	15,630,386
	Gorman-Rupp Co.	261,535	8,290,660
#	GrafTech International Ltd.	44,406	234,464
*	Graham Corp.	26,698	373,772
#	Granite Construction, Inc.	325,503	13,322,838
*	Great Lakes Dredge & Dock Corp.	469,495	3,943,758
#	Greenbrier Cos., Inc.	256,075	11,828,104
	Griffon Corp.	274,962	11,471,415
*	GXO Logistics, Inc.	5,754	385,921
	H&E Equipment Services, Inc.	283,629	13,778,697
#*	Hawaiian Holdings, Inc.	309,634	3,588,658
#*	Hayward Holdings, Inc.	452,257	6,042,154
	Healthcare Services Group, Inc.	48,620	613,098
#	Heartland Express, Inc.	545,262	8,915,034
	Heidrick & Struggles International, Inc.	155,137	4,230,586
	Helios Technologies, Inc.	232,798	14,712,834
	Herc Holdings, Inc.	196,597	26,310,577
*	Heritage-Crystal Clean, Inc.	187,745	8,649,412
*	Hertz Global Holdings, Inc.	54,698	921,661
	Hexcel Corp.	130,297	9,209,392
#	Hillenbrand, Inc.	119,740	6,219,296
*	Hillman Solutions Corp.	28,841	283,795
#	HireQuest, Inc.	703	17,582
#*	HireRight Holdings Corp.	15,028	160,950
#	HNI Corp.	247,279	7,193,346
*	Hub Group, Inc., Class A	253,233	22,823,890
*	Hudson Global, Inc.	8,114	182,727
*	Hudson Technologies, Inc.	236,312	2,148,076
	Hurco Cos., Inc.	28,206	656,918
*	Huron Consulting Group, Inc.	162,349	15,353,345
	Hyster-Yale Materials Handling, Inc.	70,063	3,346,209
*	IBEX Holdings Ltd.	52,121	1,034,602
	ICF International, Inc.	145,426	17,100,643
*	IES Holdings, Inc.	201,839	11,569,411
#	Imperalis Holding Corp.	90,960	1,546
#*	Innodata, Inc.	65,962	846,292
*	Innovative Solutions & Support, Inc.	91,198	719,552
	Insperity, Inc.	170,415	20,049,325
#	Insteel Industries, Inc.	151,939	4,900,033
	Interface, Inc.	183,396	1,791,779
	ITT, Inc.	45,027	4,484,689
*	Janus International Group, Inc.	47,479	542,210
*	JELD-WEN Holding, Inc.	43,460	774,023
*	JetBlue Airways Corp.	1,578,225	12,262,808
	John Bean Technologies Corp.	231,283	28,588,892
	Kadant, Inc.	63,412	14,131,364
	Kaman Corp.	98,022	2,243,724
#	KBR, Inc.	252,329	15,515,710
	Kelly Services, Inc., Class A	174,938	3,204,864
#	Kennametal, Inc.	431,572	13,154,315
#	Kforce, Inc.	179,878	11,411,460
*	Kirby Corp.	154,744	12,608,541
	Korn Ferry	399,297	21,034,966

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Kratos Defense & Security Solutions, Inc.	781,868	$11,798,388
*	L B Foster Co., Class A	47,050	659,641
	Landstar System, Inc.	103,366	21,044,284
*	Limbach Holdings, Inc.	73,970	1,954,287
	Lindsay Corp.	71,234	9,440,642
*	Liquidity Services, Inc.	354,991	5,956,749
*	LS Starrett Co., Class A	18,242	213,614
	LSI Industries, Inc.	304,721	3,839,485
	Luxfer Holdings PLC	69,365	878,161
*	Manitex International, Inc.	48,521	243,575
*	Manitowoc Co., Inc.	199,077	3,607,275
	ManpowerGroup, Inc.	85,489	6,743,372
	Marten Transport Ltd.	572,841	12,980,577
#*	Masonite International Corp.	101,926	10,656,363
*	Mastech Digital, Inc.	77,353	826,130
*	Masterbrand, Inc.	24,391	301,229
*	Matrix Service Co.	50,342	318,665
	Matson, Inc.	267,861	25,034,289
	Matthews International Corp., Class A	108,251	4,968,721
	Maximus, Inc.	80,595	6,750,637
*	Mayville Engineering Co., Inc.	19,290	233,216
	McGrath RentCorp	178,908	17,243,153
	MDU Resources Group, Inc.	439,306	9,717,449
*	Mercury Systems, Inc.	243,134	9,234,229
	Miller Industries, Inc.	88,299	3,350,064
	MillerKnoll, Inc.	122,233	2,392,100
*	Mistras Group, Inc.	71,578	554,014
*	Montrose Environmental Group, Inc.	34,890	1,411,998
	Moog, Inc., Class A	209,879	22,129,642
*	MRC Global, Inc.	418,224	4,721,749
	MSA Safety, Inc.	265,964	44,150,024
#	MSC Industrial Direct Co., Inc., Class A	96,501	9,738,881
#	Mueller Industries, Inc.	409,700	33,210,282
	Mueller Water Products, Inc., Class A	1,180,743	18,998,155
*	MYR Group, Inc.	155,170	22,121,035
	National Presto Industries, Inc.	35,271	2,762,072
	NL Industries, Inc.	194,874	1,130,269
#*	Northwest Pipe Co.	84,718	2,760,112
*	NOW, Inc.	375,727	4,279,531
*	NV5 Global, Inc.	91,209	9,991,946
	nVent Electric PLC	401,553	21,234,123
#	Omega Flex, Inc.	74,297	6,651,067
*	OPENLANE, Inc.	397,388	6,238,992
#*	Orion Energy Systems, Inc.	19,949	32,517
*	Orion Group Holdings, Inc.	143,664	538,740
	Oshkosh Corp.	140,632	12,947,988
	P&F Industries, Inc., Class A	9,000	68,310
*	PAM Transportation Services, Inc.	159,762	4,131,445
	Pangaea Logistics Solutions Ltd.	104,412	727,752
	Park Aerospace Corp.	90,622	1,316,738
	Park-Ohio Holdings Corp.	41,045	790,937
*	Parsons Corp.	141,464	6,991,151
*	Patriot Transportation Holding, Inc.	6,681	55,051
#*	Paycor HCM, Inc.	33,650	903,839
#*	Performant Financial Corp.	100,329	308,010
#*	Perma-Fix Environmental Services, Inc.	5,695	55,754
*	Perma-Pipe International Holdings, Inc.	36,259	295,511
*	PGT Innovations, Inc.	458,226	13,109,846
*	Pioneer Power Solutions, Inc.	4,557	35,772

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Pitney Bowes, Inc.	277,069	$1,091,652
#*	Planet Labs PBC	78,473	291,920
	Powell Industries, Inc.	96,831	5,885,388
	Preformed Line Products Co.	38,233	6,633,808
	Primoris Services Corp.	368,225	11,694,826
*	Proto Labs, Inc.	66,972	2,220,122
*	Quad/Graphics, Inc.	104,258	617,207
	Quanex Building Products Corp.	240,512	6,768,008
*	Radiant Logistics, Inc.	381,713	2,939,190
*	RBC Bearings, Inc.	13,937	3,150,459
#*	RCM Technologies, Inc.	87,142	1,769,854
*	Resideo Technologies, Inc.	346,220	6,481,238
#	Resources Connection, Inc.	262,727	4,198,377
	REV Group, Inc.	313,498	4,053,529
	Rush Enterprises, Inc., Class A	330,443	21,373,053
#	Rush Enterprises, Inc., Class B	81,618	5,607,973
#*	RXO, Inc.	219,568	4,841,474
	Ryder System, Inc.	51,366	5,247,037
#*	Saia, Inc.	106,690	45,144,807
#	Schneider National, Inc., Class B	208,181	6,414,057
	Science Applications International Corp.	137,042	16,628,676
*	Servotronics, Inc.	1,500	16,771
#*	Shoals Technologies Group, Inc., Class A	121,182	3,145,885
#	Shyft Group, Inc.	330,738	4,772,549
*	SIFCO Industries, Inc.	14,255	34,497
	Simpson Manufacturing Co., Inc.	339,115	53,580,170
*	SiteOne Landscape Supply, Inc.	42,514	7,227,380
*	SkyWest, Inc.	232,772	10,239,640
*	SP Plus Corp.	174,687	6,716,715
#	Spirit Airlines, Inc.	186,395	3,411,029
*	SPX Technologies, Inc.	251,708	21,297,014
	Standex International Corp.	93,097	13,831,421
	Steelcase, Inc., Class A	348,678	2,988,170
*	Stericycle, Inc.	163,417	6,943,588
*	Sterling Check Corp.	11,329	136,061
*	Sterling Infrastructure, Inc.	229,191	13,749,168
#*	Sunrun, Inc.	319,215	6,058,701
#*	TaskUS, Inc., Class A	63,809	769,537
*	Taylor Devices, Inc.	769	18,302
#	Tecnoglass, Inc.	76,256	3,590,132
	Tennant Co.	141,670	11,367,601
#	Terex Corp.	449,364	26,346,211
#	Textainer Group Holdings Ltd.	326,135	13,404,149
*	Thermon Group Holdings, Inc.	172,605	4,765,624
#	Timken Co.	427,105	39,660,970
*	Titan International, Inc.	445,500	5,564,295
*	Titan Machinery, Inc.	177,370	5,661,650
#*	TPI Composites, Inc.	119,871	712,034
#*	Transcat, Inc.	47,277	3,965,595
*	Trex Co., Inc.	8,248	570,267
*	TriNet Group, Inc.	389,730	41,011,288
#	Trinity Industries, Inc.	456,074	11,958,260
	Triton International Ltd.	446,876	37,676,116
*	Triumph Group, Inc.	223,745	2,830,374
#*	TrueBlue, Inc.	217,044	3,244,808
	TTEC Holdings, Inc.	366,245	12,613,478
#*	Tutor Perini Corp.	279,466	2,361,488
*	Twin Disc, Inc.	45,093	586,209
	UFP Industries, Inc.	457,594	47,022,359

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Ultralife Corp.	104,805	$858,353
	UniFirst Corp.	108,554	17,618,314
*	Univar Solutions, Inc.	242,856	8,776,816
#	Universal Logistics Holdings, Inc.	131,610	4,091,755
#*	V2X, Inc.	96,880	4,985,445
	Valmont Industries, Inc.	106,122	28,095,800
	Veritiv Corp.	142,099	19,912,333
#*	Verra Mobility Corp.	433,984	9,109,324
*	Viad Corp.	56,877	1,604,500
#*	Vicor Corp.	117,439	10,836,097
*	Virco Mfg. Corp.	6,138	27,314
*	VirTra, Inc.	1,391	9,890
	VSE Corp.	86,728	4,661,630
#	Wabash National Corp.	374,505	8,868,278
	Watts Water Technologies, Inc., Class A	208,817	38,950,635
#	Werner Enterprises, Inc.	493,689	23,213,257
	WESCO International, Inc.	112,668	19,781,121
*	Willdan Group, Inc.	22,743	458,954
*	Willis Lease Finance Corp.	32,653	1,380,895
	Woodward, Inc.	54,920	6,611,270
*	XPO, Inc.	142,513	9,867,600
TOTAL INDUSTRIALS			3,050,954,225
INFORMATION TECHNOLOGY — (12.1%)
#*	8x8, Inc.	232,709	1,103,041
#	A10 Networks, Inc.	472,357	7,330,981
*	ACI Worldwide, Inc.	788,524	18,285,872
	Adeia, Inc.	454,712	5,465,638
	Advanced Energy Industries, Inc.	272,581	34,121,690
#*	Aehr Test Systems	163,059	8,505,157
*	Agilysys, Inc.	262,313	19,314,106
*	Airgain, Inc.	10,049	47,733
#*	Akoustis Technologies, Inc.	167,365	400,002
#*	Alarm.com Holdings, Inc.	335,717	18,534,936
*	Alithya Group, Inc., Class A	58,809	111,737
*	Alkami Technology, Inc.	82,766	1,397,090
*	Alpha & Omega Semiconductor Ltd.	214,092	7,039,345
	Alpine 4 Holdings, Inc.	4,537	9,029
#*	Altair Engineering, Inc., Class A	116,627	8,740,027
#*	Ambarella, Inc.	216,056	18,023,392
	American Software, Inc., Class A	306,301	3,531,651
	Amkor Technology, Inc.	1,479,289	43,032,517
#*	Amplitude, Inc., Class A	44,337	513,422
*	Amtech Systems, Inc.	133,506	1,435,189
*	Appfolio, Inc., Class A	51,237	9,252,890
*	Arlo Technologies, Inc.	467,670	5,312,731
*	AstroNova, Inc.	45,395	645,971
#*	Aurora Innovation, Inc.	18,615	61,057
#*	AvePoint, Inc.	144,509	895,956
#*	Aviat Networks, Inc.	44,129	1,349,024
*	Avid Technology, Inc.	450,624	10,742,876
	Avnet, Inc.	523,689	25,398,916
*	Aware, Inc.	60,654	104,325
#*	Axcelis Technologies, Inc.	256,590	51,441,163
*	AXT, Inc.	274,936	855,051
#	Badger Meter, Inc.	228,630	37,641,643
	Bel Fuse, Inc., Class A	11,432	616,871
	Bel Fuse, Inc., Class B	61,423	3,295,344
	Belden, Inc.	319,826	30,907,985

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Benchmark Electronics, Inc.	251,356	$6,663,448
	BK Technologies Corp.	20,026	286,172
*	Blackbaud, Inc.	300,889	22,702,075
*	Box, Inc., Class A	704,569	22,017,781
	Boxlight Corp., Class A	1,505	3,537
*	Braze, Inc., Class A	76,400	3,473,144
*	Brightcove, Inc.	13,416	60,238
#*	C3.ai, Inc., Class A	138,125	5,801,250
*	CalAmp Corp.	86,625	80,561
*	Calix, Inc.	492,012	22,194,661
*	Cambium Networks Corp.	80,826	1,309,381
#*	CCC Intelligent Solutions Holdings, Inc.	88,742	977,937
#*	Cerence, Inc.	175,039	4,867,835
*	CEVA, Inc.	149,829	4,069,356
*	Ciena Corp.	104,363	4,404,119
*	Cirrus Logic, Inc.	379,987	30,702,950
#*	Clearfield, Inc.	21,882	1,022,765
	Climb Global Solutions, Inc.	26,171	1,266,153
#*	Coda Octopus Group, Inc.	11,706	101,491
#*	Cognyte Software Ltd.	132,365	717,418
*	Cohu, Inc.	342,542	14,951,958
*	CommVault Systems, Inc.	248,083	19,333,108
*	Computer Task Group, Inc.	128,639	1,017,534
	Comtech Telecommunications Corp.	61,756	627,441
*	Consensus Cloud Solutions, Inc.	92,734	3,005,509
#*	CoreCard Corp.	34,016	817,404
*	Corsair Gaming, Inc.	205,252	3,793,057
#*	Couchbase, Inc.	10,523	175,629
*	CPI Card Group, Inc.	1,712	41,790
*	CPS Technologies Corp.	4,114	11,972
	Crane NXT Co.	77,319	4,573,419
#*	Credo Technology Group Holding Ltd.	250,593	4,252,563
#*	CS Disco, Inc.	39,161	381,428
	CSP, Inc.	27,312	350,140
	CTS Corp.	247,725	11,055,967
*	CVD Equipment Corp.	8,212	65,203
*	Daktronics, Inc.	329,574	2,369,637
*	Data I/O Corp.	43,537	197,658
#*	Digi International, Inc.	264,422	11,087,214
#*	Digimarc Corp.	9,993	295,793
#*»	Digital Turbine, Inc.	52,164	565,458
#*	DigitalOcean Holdings, Inc.	179,419	8,884,829
*	Diodes, Inc.	368,456	34,815,407
#*	DoubleVerify Holdings, Inc.	354,133	14,908,999
*	DXC Technology Co.	237,369	6,563,253
#*	E2open Parent Holdings, Inc.	402,083	2,070,727
*	Eastman Kodak Co.	44,455	244,058
#	Ebix, Inc.	143,945	4,456,537
*	eGain Corp.	204,215	1,505,065
*	eMagin Corp.	33,641	67,282
*	Enfusion, Inc., Class A	15,696	170,302
#*	EngageSmart, Inc.	458,451	8,692,231
#*	Envestnet, Inc.	306,575	19,001,518
*	ePlus, Inc.	179,957	10,140,577
*	Everbridge, Inc.	141,231	4,355,564
*	EverCommerce, Inc.	7,926	92,576
*	Everspin Technologies, Inc.	117,542	1,129,579
*	Extreme Networks, Inc.	493,326	13,117,538
*	Fabrinet	281,778	34,839,032

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	FARO Technologies, Inc.	19,821	$328,830
#*	Fastly, Inc., Class A	846,848	15,556,598
*	FormFactor, Inc.	562,634	20,907,479
	Frequency Electronics, Inc.	63,812	440,941
#*	Freshworks, Inc., Class A	290,293	5,416,867
*	Grid Dynamics Holdings, Inc.	88,297	920,055
*	GSI Technology, Inc.	74,243	325,927
*	Guidewire Software, Inc.	105,499	8,948,425
	Hackett Group, Inc.	270,309	6,284,684
#*	Harmonic, Inc.	823,593	12,288,008
#*	HashiCorp, Inc., Class A	177,593	5,258,529
#*	Ichor Holdings Ltd.	201,726	7,810,831
*	Identiv, Inc.	11,424	88,079
#	Immersion Corp.	158,619	1,119,850
#*	indie Semiconductor, Inc., Class A	321,491	3,047,735
#*	Infinera Corp.	382,548	1,721,466
#*	Informatica, Inc., Class A	30,753	585,537
	Information Services Group, Inc.	268,187	1,381,163
#*	Insight Enterprises, Inc.	271,478	39,823,108
*	Intapp, Inc.	36,630	1,504,028
#	InterDigital, Inc.	225,365	20,889,082
*	inTEST Corp.	80,241	1,697,900
*	Intevac, Inc.	183,732	657,761
#*	IonQ, Inc.	29,826	574,150
*	IPG Photonics Corp.	157,619	20,719,018
*	Issuer Direct Corp.	19,003	405,714
*	Iteris, Inc.	264,153	1,098,876
*	Itron, Inc.	323,324	25,435,899
#*	Jamf Holding Corp.	286,343	6,219,370
*	JFrog Ltd.	419,800	12,917,246
#*	Kaleyra, Inc.	14,705	99,994
*	Key Tronic Corp.	69,465	406,370
*	Kimball Electronics, Inc.	188,008	5,486,073
*	Knowles Corp.	647,890	11,836,950
#	Kulicke & Soffa Industries, Inc.	386,647	23,152,422
*	KVH Industries, Inc.	121,693	1,041,692
*	Kyndryl Holdings, Inc.	1,090,033	14,889,851
#*	Lantronix, Inc.	206,795	930,577
#*	LGL Group, Inc.	15,751	76,235
	Littelfuse, Inc.	35,162	10,710,345
*	LiveRamp Holdings, Inc.	430,158	12,276,709
#*	Lumentum Holdings, Inc.	202,235	10,589,025
#*	Luna Innovations, Inc.	180,935	1,635,652
*	MACOM Technology Solutions Holdings, Inc.	281,440	19,678,285
*	Magnachip Semiconductor Corp.	198,809	1,838,983
#*	Marathon Digital Holdings, Inc.	175,387	3,046,472
*	Matterport, Inc.	494,336	1,675,799
*	MaxLinear, Inc.	445,413	10,988,339
#*	MeridianLink, Inc.	43,206	965,222
	Methode Electronics, Inc.	269,180	9,055,215
#*	Mirion Technologies, Inc.	381,810	2,882,665
#*	Mitek Systems, Inc.	260,500	2,659,705
#*	Model N, Inc.	113,423	3,779,254
*	M-Tron Industries, Inc.	7,875	90,247
*	N-able, Inc.	424,780	5,976,655
#	Napco Security Technologies, Inc.	386,880	14,500,262
	National Instruments Corp.	400,274	23,616,166
*	nCino, Inc.	211,187	6,831,899
*	NCR Corp.	768,074	20,645,829

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Neonode, Inc.	9,943	$41,661
*	NETGEAR, Inc.	176,840	2,412,098
*	NetScout Systems, Inc.	517,914	14,475,696
*	NetSol Technologies, Inc.	15,912	36,757
	Network-1 Technologies, Inc.	135,577	298,269
*	nLight, Inc.	224,756	3,236,486
#*	Novanta, Inc.	254,279	44,981,955
#	NVE Corp.	27,609	2,186,909
*	Olo, Inc., Class A	409,022	3,214,913
	ON24, Inc.	165,499	1,464,666
*	OneSpan, Inc.	224,874	3,089,769
*	Onto Innovation, Inc.	287,368	35,725,590
*	Optical Cable Corp.	19,296	71,202
*	OSI Systems, Inc.	131,658	15,697,583
#*	PAR Technology Corp.	139,625	4,829,629
	PC Connection, Inc.	135,394	6,554,424
	PCTEL, Inc.	143,581	710,726
#*	PDF Solutions, Inc.	271,611	12,491,390
#*	Perficient, Inc.	254,423	16,229,643
	PFSweb, Inc.	80,510	365,515
*	Photronics, Inc.	475,289	12,571,394
#*	Pixelworks, Inc.	25,705	43,956
*	Plexus Corp.	218,438	21,513,959
#	Power Integrations, Inc.	433,937	42,152,640
#*	Powerfleet, Inc.	1,210	3,279
#*	PowerSchool Holdings, Inc., Class A	208,896	5,049,016
	Progress Software Corp.	321,160	19,288,870
*	Q2 Holdings, Inc.	108,948	3,864,386
#*	Qualys, Inc.	269,933	37,466,700
*	Rambus, Inc.	632,279	39,586,988
#*	Red Violet, Inc.	21,712	449,656
*	RF Industries Ltd.	43,319	163,746
#*	Ribbon Communications, Inc.	400,594	1,273,889
#	Richardson Electronics Ltd.	89,564	1,235,983
#*	Rimini Street, Inc.	323,199	879,101
#*	Riot Platforms, Inc.	254,861	4,720,026
*	Rogers Corp.	127,603	21,515,142
*	Sanmina Corp.	447,400	27,497,204
	Sapiens International Corp. NV	164,857	4,441,248
*	ScanSource, Inc.	178,218	5,362,580
	SeaChange International, Inc.	1,010	8,110
*	SecureWorks Corp., Class A	23,193	178,122
#*	SEMrush Holdings, Inc., Class A	7,386	78,365
#*	Semtech Corp.	464,787	13,571,780
#*	SentinelOne, Inc., Class A	536,553	8,944,339
#*	SigmaTron International, Inc.	4,390	26,164
#*††	Silicon Graphics, Inc.	10,199	0
#*	Silicon Laboratories, Inc.	160,815	23,983,949
#*	SiTime Corp.	44,624	5,756,942
*	SkyWater Technology, Inc.	38,382	375,376
#*	SMART Global Holdings, Inc.	365,586	9,724,588
*	SmartRent, Inc.	54,682	217,634
*	SolarWinds Corp.	564,111	5,945,730
#*	SoundThinking, Inc.	38,495	874,606
*	Sprinklr, Inc., Class A	341,073	4,788,665
*	SPS Commerce, Inc.	136,098	24,550,718
#*	Squarespace, Inc., Class A	217,381	7,204,006
††	SRAX, Inc.	70,653	7,065
*	Stratasys Ltd.	276,814	5,018,638

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Super Micro Computer, Inc.	159,758	$52,763,275
*	Synaptics, Inc.	266,587	24,075,472
*	Teradata Corp.	232,370	13,210,234
#*	Thoughtworks Holding, Inc.	85,541	606,486
#*	TransAct Technologies, Inc.	49,218	392,760
*	Trio-Tech International	12,740	72,618
*	TTM Technologies, Inc.	740,238	10,629,818
*	Turtle Beach Corp.	105,793	1,190,171
*	Ultra Clean Holdings, Inc.	332,593	12,671,793
#*	Unisys Corp.	74,602	405,835
#	Universal Display Corp.	40,132	5,854,456
*	Varonis Systems, Inc., Class B	371,908	10,673,760
#*	Veeco Instruments, Inc.	284,076	7,999,580
#*	Verint Systems, Inc.	387,070	14,464,806
*	Vertex, Inc., Class A	169,463	3,518,052
*	Viant Technology, Inc., Class A	45,960	222,446
#*	Viasat, Inc.	348,282	10,775,845
#*	Viavi Solutions, Inc.	1,338,685	14,551,506
#	Vishay Intertechnology, Inc.	966,577	27,209,143
*	Vishay Precision Group, Inc.	96,551	3,611,973
	Vislink Technologies, Inc.	1,607	9,096
	Vontier Corp.	248,429	7,683,909
*	Weave Communications, Inc.	2,837	34,044
*	Wireless Telecom Group, Inc.	83,275	176,543
#	Xerox Holdings Corp.	720,015	11,505,840
*	Xperi, Inc.	171,116	2,245,042
#*	Yext, Inc.	138,737	1,348,524
TOTAL INFORMATION TECHNOLOGY			1,964,300,102
MATERIALS — (5.6%)
	AdvanSix, Inc.	168,417	6,755,206
#	Alpha Metallurgical Resources, Inc.	65,247	11,302,085
*	Alto Ingredients, Inc.	35,443	142,481
	American Vanguard Corp.	232,947	4,207,023
#*	Ampco-Pittsburgh Corp.	20,596	74,558
	Arch Resources, Inc.	109,384	14,049,281
*	Arconic Corp.	221,129	6,609,546
*	Ascent Industries Co.	43,974	401,483
	Ashland, Inc.	262,464	23,978,711
#*	ATI, Inc.	622,069	29,660,250
	Avient Corp.	514,455	20,850,861
*	Axalta Coating Systems Ltd.	364,524	11,664,768
	Balchem Corp.	231,262	31,160,242
*	Bioceres Crop Solutions Corp.	7,851	101,199
#	Cabot Corp.	374,530	26,591,630
#	Caledonia Mining Corp. PLC	9,755	114,914
	Carpenter Technology Corp.	340,979	20,411,003
#*	Century Aluminum Co.	656,249	6,103,116
	Chase Corp.	57,501	7,238,801
	Chemours Co.	448,712	16,593,370
*	Clearwater Paper Corp.	118,084	3,805,847
#*	Coeur Mining, Inc.	1,662,327	5,119,967
	Commercial Metals Co.	723,546	41,401,302
#	Compass Minerals International, Inc.	138,785	5,255,788
*	Core Molding Technologies, Inc.	46,870	1,130,504
*	Dakota Gold Corp.	107,944	317,355
	Eagle Materials, Inc.	153,806	28,357,212
*	Ecovyst, Inc.	492,842	6,057,028
	Element Solutions, Inc.	1,868,610	39,166,066

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
#*	Ferroglobe PLC	505,748	$2,741,154
	Fortitude Gold Corp.	181,671	1,186,312
	Friedman Industries, Inc.	66,554	1,183,996
#	FutureFuel Corp.	247,174	2,402,531
#*	Gatos Silver, Inc.	19,870	103,125
	Glatfelter Corp.	75,127	255,432
	Graphic Packaging Holding Co.	563,716	13,641,927
	Greif, Inc., Class A	206,029	15,239,965
	Greif, Inc., Class B	26,637	2,106,188
	Hawkins, Inc.	182,828	8,547,209
	Haynes International, Inc.	104,540	5,243,726
	HB Fuller Co.	345,983	25,613,122
#	Hecla Mining Co.	3,021,050	17,401,248
	Huntsman Corp.	307,350	9,149,810
#††	IKONICS Corp.	10,011	33,537
*	Ingevity Corp.	91,306	5,845,410
	Innospec, Inc.	188,098	20,152,820
#*	Intrepid Potash, Inc.	39,094	1,075,085
#	Kaiser Aluminum Corp.	138,077	11,211,852
*	Knife River Corp.	109,826	4,774,136
	Koppers Holdings, Inc.	155,448	5,947,440
#	Kronos Worldwide, Inc.	138,265	1,292,778
#*	Livent Corp.	658,115	16,202,791
	Louisiana-Pacific Corp.	543,675	41,389,978
*	LSB Industries, Inc.	376,402	4,204,410
	Materion Corp.	114,702	13,665,596
#	Mativ Holdings, Inc.	239,892	3,775,900
#	Mercer International, Inc.	262,322	2,334,666
	Minerals Technologies, Inc.	252,278	15,477,255
#*	MP Materials Corp.	284,244	6,779,219
	Myers Industries, Inc.	322,182	6,317,989
	NewMarket Corp.	16,291	7,358,645
	Northern Technologies International Corp.	45,686	568,791
*	O-I Glass, Inc.	760,743	17,466,659
	Olin Corp.	977	56,353
#	Olympic Steel, Inc.	86,079	4,802,347
#*	Origin Materials, Inc.	58,340	261,363
	Orion SA	336,651	7,379,390
	Pactiv Evergreen, Inc.	99,327	855,205
#*	Piedmont Lithium, Inc.	25,026	1,372,926
#	Quaker Chemical Corp.	40,510	8,117,394
#	Ramaco Resources, Inc., Class A	27,253	250,728
	Ramaco Resources, Inc., Class B	5,450	77,554
*	Ranpak Holdings Corp.	8,529	54,671
#*	Rayonier Advanced Materials, Inc.	265,256	1,254,661
#»††	Resolute Forest Products, Inc.	595,780	637,485
	Ryerson Holding Corp.	289,118	12,284,624
	Schnitzer Steel Industries, Inc., Class A	208,517	7,550,401
	Sensient Technologies Corp.	293,903	18,821,548
	Silgan Holdings, Inc.	656,892	28,804,714
*	Smith-Midland Corp.	5,979	142,958
	Sonoco Products Co.	162,761	9,544,305
#*	Standard Lithium Ltd.	9,416	43,784
	Stepan Co.	173,432	16,618,254
*	Summit Materials, Inc., Class A	630,224	22,801,504
	SunCoke Energy, Inc.	462,920	4,110,730
#	Sylvamo Corp.	161,040	7,902,233
#*	TimkenSteel Corp.	345,548	8,051,268
	TriMas Corp.	327,798	8,444,077

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Trinseo PLC	22,803	$401,789
#	Tronox Holdings PLC	798,128	10,607,121
*	U.S. Gold Corp.	11,249	50,396
	U.S. Steel Corp.	790,499	20,157,725
	United States Lime & Minerals, Inc.	41,843	8,603,339
*	Universal Stainless & Alloy Products, Inc.	34,738	556,155
#	Warrior Met Coal, Inc.	172,367	7,627,240
	Worthington Industries, Inc.	335,502	25,035,159
TOTAL MATERIALS			902,591,700
REAL ESTATE — (0.5%)
*	AMREP Corp.	8,253	148,637
*	Anywhere Real Estate, Inc.	234,049	1,961,331
*	CKX Lands, Inc.	5,107	51,810
#*	Compass, Inc., Class A	289,582	1,213,349
#*	Comstock Holding Cos., Inc.	23,978	115,334
#*	Cushman & Wakefield PLC	47,889	470,749
#	Douglas Elliman, Inc.	95,933	212,012
#*	Five Point Holdings LLC, Class A	8,154	28,131
#*	Forestar Group, Inc.	178,463	5,261,089
*	FRP Holdings, Inc.	88,521	5,078,450
#*	Howard Hughes Corp.	152,262	12,855,481
*	InterGroup Corp.	927	31,917
*»	JW Mays, Inc.	200	9,068
#	Kennedy-Wilson Holdings, Inc.	765,481	12,630,436
#	Marcus & Millichap, Inc.	228,691	8,388,386
*	Maui Land & Pineapple Co., Inc.	104,025	1,551,013
	Newmark Group, Inc., Class A	147,820	1,022,914
#*	Opendoor Technologies, Inc.	1,790,100	9,147,411
*	Rafael Holdings, Inc., Class B	21,513	43,026
	RE/MAX Holdings, Inc., Class A	24,454	481,988
	RMR Group, Inc., Class A	80,478	1,897,671
#	St. Joe Co.	306,690	19,468,681
#	Stratus Properties, Inc.	43,682	1,239,695
*	Tejon Ranch Co.	163,875	2,885,839
TOTAL REAL ESTATE			86,194,418
UTILITIES — (2.7%)
	ALLETE, Inc.	290,360	16,675,375
#*	Altus Power, Inc.	63,438	432,013
	American States Water Co.	263,790	23,321,674
#	Artesian Resources Corp., Class A	87,226	3,974,017
#	Atlantica Sustainable Infrastructure PLC	329,060	7,936,927
#	Avista Corp.	470,967	18,198,165
	Black Hills Corp.	266,411	16,072,576
#	California Water Service Group	394,285	20,904,991
	Chesapeake Utilities Corp.	135,606	16,034,053
	Clearway Energy, Inc., Class A	132,634	3,272,081
#	Clearway Energy, Inc., Class C	162,919	4,302,691
#	Consolidated Water Co. Ltd.	109,567	2,143,131
	Genie Energy Ltd., Class B	181,498	2,433,888
	Global Water Resources, Inc.	1,233	15,659
	Hawaiian Electric Industries, Inc.	381,091	14,630,083
	IDACORP, Inc.	86,337	8,877,170
	MGE Energy, Inc.	271,952	21,821,428
#	Middlesex Water Co.	132,725	10,673,745
	National Fuel Gas Co.	217,513	11,552,115
	New Jersey Resources Corp.	569,998	25,478,911

U.S. Small Cap Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Northwest Natural Holding Co.	215,501	$9,260,078
	NorthWestern Corp.	344,149	19,434,094
#	ONE Gas, Inc.	173,189	13,704,446
#	Ormat Technologies, Inc.	281,687	22,901,153
#	Otter Tail Corp.	317,106	25,688,757
	PNM Resources, Inc.	635,715	28,492,746
	Portland General Electric Co.	346,137	16,500,351
#*	Pure Cycle Corp.	113,544	1,398,862
	RGC Resources, Inc.	34,357	691,263
#	SJW Group	171,818	12,106,296
#	Southwest Gas Holdings, Inc.	225,231	14,851,732
#	Spire, Inc.	316,622	20,127,661
#*	Sunnova Energy International, Inc.	362,467	6,401,167
	Unitil Corp.	121,608	6,328,480
	York Water Co.	133,977	5,537,269
TOTAL UTILITIES			432,175,048
TOTAL COMMON STOCKS			14,694,282,232
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	10,587	244,560
INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	132,442	3,591,827
TOTAL PREFERRED STOCKS			3,836,387
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*»	Biocept, Inc. Warrants 08/02/23	479,820	0
TOTAL INVESTMENT SECURITIES (Cost $7,958,160,152)			14,698,118,619

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	143,864,685	143,864,685
SECURITIES LENDING COLLATERAL — (8.4%)
@§	The DFA Short Term Investment Fund	118,416,441	1,369,722,969
TOTAL INVESTMENTS — (100.0%)
(Cost $9,471,660,413)^^			$16,211,706,273
As of July 31, 2023, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	658	09/15/23	$146,733,015	$151,817,050	$5,084,035
Total Futures Contracts			$146,733,015	$151,817,050	$5,084,035

U.S. Small Cap Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$377,761,914	$58,915	—	$377,820,829
Consumer Discretionary	2,057,888,023	—	—	2,057,888,023
Consumer Staples	669,796,251	106,004	—	669,902,255
Energy	780,201,220	—	—	780,201,220
Financials	2,714,196,890	158,290	—	2,714,355,180
Health Care	1,654,564,843	462	$3,333,927	1,657,899,232
Industrials	3,050,918,283	17,187	18,755	3,050,954,225
Information Technology	1,963,727,579	565,458	7,065	1,964,300,102
Materials	901,920,678	—	671,022	902,591,700
Real Estate	86,185,350	9,068	—	86,194,418
Utilities	432,175,048	—	—	432,175,048
Preferred Stocks
Communication Services	244,560	—	—	244,560
Industrials	3,591,827	—	—	3,591,827
Temporary Cash Investments	143,864,685	—	—	143,864,685
Securities Lending Collateral	—	1,369,722,969	—	1,369,722,969
Futures Contracts**	5,084,035	—	—	5,084,035
TOTAL	$14,842,121,186	$1,370,638,353	$4,030,769^	$16,216,790,308
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Micro Cap Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (90.2%)
COMMUNICATION SERVICES — (2.8%)
#*	AMC Networks, Inc., Class A	7,216	$91,066
#*	Anterix, Inc.	75,636	2,123,103
#	Atlanta Braves Holdings, Inc., Class A	61,107	2,892,805
#*	Atlanta Braves Holdings, Inc., Class C	203,906	8,303,052
#	ATN International, Inc.	142,622	5,182,883
*	Bandwidth, Inc., Class A	103,416	1,566,752
*	Boston Omaha Corp., Class A	123,960	2,419,699
*	Bumble, Inc., Class A	6,831	126,510
*	Cargurus, Inc.	444,224	10,066,116
#*	Cars.com, Inc.	414,504	9,454,836
#*	Cinemark Holdings, Inc.	550,854	9,193,753
	Cogent Communications Holdings, Inc.	123,147	7,541,522
*	Consolidated Communications Holdings, Inc.	158,058	565,848
*	Cumulus Media, Inc., Class A	14,483	91,822
#*	Daily Journal Corp.	3,216	931,096
*	DHI Group, Inc.	208,318	785,359
#*	EchoStar Corp., Class A	158,767	3,084,843
#*	Emerald Holding, Inc.	115,008	569,290
#	Entravision Communications Corp., Class A	810,206	3,872,785
*	Eventbrite, Inc., Class A	18,300	210,633
#*	EW Scripps Co., Class A	517,721	5,104,729
*	FG Group Holdings, Inc.	72,905	118,106
#*	Gannett Co., Inc.	180,236	508,266
#*	Gogo, Inc.	520,803	7,848,501
	Gray Television, Inc.	389,814	3,691,539
	Gray Television, Inc., Class A	4,101	40,333
*	IDT Corp., Class B	243,518	5,776,247
#*	IMAX Corp.	239,238	4,404,372
*	Insignia Systems, Inc.	1,479	11,092
*	Integral Ad Science Holding Corp.	387,114	8,071,327
	John Wiley & Sons, Inc., Class A	194,055	6,642,503
*	Lee Enterprises, Inc.	2,124	29,524
*	Liberty Latin America Ltd., Class A	181,373	1,523,533
#*	Liberty Latin America Ltd., Class C	741,868	6,172,342
*	LICT Corp.	1	11,365
#*	Lions Gate Entertainment Corp., Class A	350,095	2,688,730
*	Lions Gate Entertainment Corp., Class B	522,329	3,823,448
*	Madison Square Garden Entertainment Corp.	104,065	3,625,625
#*	Magnite, Inc.	583,694	8,831,290
#	Marcus Corp.	119,353	1,861,907
#*	MediaAlpha, Inc., Class A	3,518	35,673
*	Ooma, Inc.	92,211	1,383,165
*»	Pegasus Cos., Inc.	41	2,091
*	Playstudios, Inc.	64,417	317,576
#*	PubMatic, Inc., Class A	187,076	3,739,649
*	QuinStreet, Inc.	235,955	2,095,280
#*	Quotient Technology, Inc.	318,199	1,253,704
#*	Reading International, Inc., Class A	128,253	341,153
#*»	Reading International, Inc., Class B	11,620	245,182
	Saga Communications, Inc., Class A	19,685	425,983
#	Scholastic Corp.	145,538	6,285,786
*	Sciplay Corp., Class A	93,315	1,828,974
	Shenandoah Telecommunications Co.	380,425	7,102,535

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Shutterstock, Inc.	196,999	$10,135,599
#	Sinclair, Inc.	222,821	3,099,440
#*	Sphere Entertainment Co.	112,427	4,772,526
	Spok Holdings, Inc.	68,707	1,007,245
#*	Stagwell, Inc., Class A	361,926	2,428,523
#*	TechTarget, Inc.	192,094	6,239,213
#*	Thryv Holdings, Inc.	148,924	3,529,499
	Townsquare Media, Inc., Class A	102,557	1,228,633
*	Travelzoo	28,054	231,165
*	TripAdvisor, Inc.	239,023	4,457,779
*	TrueCar, Inc.	333,173	816,274
#*	U.S. Cellular Corp.	135,632	2,402,043
#*	Urban One, Inc.	66,447	377,419
*	Urban One, Inc.	30,717	176,008
*	Vimeo, Inc.	189,839	782,137
*	WideOpenWest, Inc.	138,170	1,138,521
*	Yelp, Inc.	307,178	13,838,369
*	Zedge, Inc., Class B	24,863	52,212
#*	Ziff Davis, Inc.	4,947	358,756
#*	ZipRecruiter, Inc., Class A	61,431	1,137,702
TOTAL COMMUNICATION SERVICES			223,124,366
CONSUMER DISCRETIONARY — (12.6%)
#*	1-800-Flowers.com, Inc., Class A	229,669	1,993,527
*	1stdibs.com, Inc.	21,342	87,075
*	2U, Inc.	17,733	84,764
#	Aaron's Co., Inc.	68,570	1,084,777
#*	Abercrombie & Fitch Co., Class A	309,087	12,242,936
*	Accel Entertainment, Inc.	58,899	671,449
#	Acushnet Holdings Corp.	162,106	9,666,381
*	Adient PLC	52,066	2,215,929
*	Adtalem Global Education, Inc.	269,759	11,664,379
	AMCON Distributing Co.	5,890	1,260,460
*	American Axle & Manufacturing Holdings, Inc.	510,202	4,821,409
	American Eagle Outfitters, Inc.	556,022	7,812,109
*	American Outdoor Brands, Inc.	57,967	550,686
*	American Public Education, Inc.	6,601	33,071
#*	America's Car-Mart, Inc.	61,632	7,341,604
#	Ark Restaurants Corp.	36,613	655,007
	Arko Corp.	351,076	2,927,974
#*	Bally's Corp.	14,066	228,994
#*	Barnes & Noble Education, Inc.	56,263	82,707
	Bassett Furniture Industries, Inc.	83,006	1,460,906
*	Beazer Homes USA, Inc.	81,581	2,743,569
*	Biglari Holdings, Inc., Class A	840	845,242
*	Biglari Holdings, Inc., Class B	9,577	1,945,663
*	BJ's Restaurants, Inc.	168,389	6,341,530
#	Bloomin' Brands, Inc.	558,653	15,011,006
#	Bluegreen Vacations Holding Corp.	12,004	469,236
#*	Boot Barn Holdings, Inc.	218,493	20,516,493
#*	Brinker International, Inc.	201,307	7,907,339
#	Buckle, Inc.	227,162	8,305,043
	Build-A-Bear Workshop, Inc.	136,220	3,344,201
#	Caleres, Inc.	227,259	6,145,083
#	Camping World Holdings, Inc., Class A	2,784	89,172
	Canterbury Park Holding Corp.	10,905	248,743
*	CarParts.com, Inc.	222,134	1,115,113
	Carriage Services, Inc.	184,714	5,979,192
*	Carrols Restaurant Group, Inc.	255,440	1,504,542

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Carter's, Inc.	139,022	$10,428,040
#	Cato Corp., Class A	100,669	855,686
#*	Cavco Industries, Inc.	67,389	19,923,558
#*	Century Casinos, Inc.	11,409	90,702
	Century Communities, Inc.	212,216	16,387,320
#	Cheesecake Factory, Inc.	225,040	8,276,971
#*	Chico's FAS, Inc.	588,686	3,590,985
*	Chuy's Holdings, Inc.	120,127	4,996,082
*	Citi Trends, Inc.	82,951	1,563,626
*	Conn's, Inc.	101,659	500,162
*	Container Store Group, Inc.	157,595	576,798
*	Cooper-Standard Holdings, Inc.	41,573	765,775
#*	Coursera, Inc.	651,028	10,214,629
#	Cracker Barrel Old Country Store, Inc.	75,832	7,067,542
	Crown Crafts, Inc.	12,250	61,495
*	Culp, Inc.	149,674	853,142
	Dana, Inc.	599,477	11,378,073
*	Dave & Buster's Entertainment, Inc.	286,201	13,108,006
*	Delta Apparel, Inc.	77,427	641,096
*	Denny's Corp.	285,841	3,361,490
	Designer Brands, Inc., Class A	85,403	849,760
#*	Destination XL Group, Inc.	183,270	945,673
#	Dillard's, Inc., Class A	4,523	1,551,570
#	Dine Brands Global, Inc.	68,691	4,143,441
*	Dorman Products, Inc.	96,208	8,147,856
*	Duluth Holdings, Inc., Class B	48,908	355,072
*	Educational Development Corp.	72,586	129,203
	El Pollo Loco Holdings, Inc.	157,876	1,681,379
#	Escalade, Inc.	71,194	1,039,432
#	Ethan Allen Interiors, Inc.	227,675	7,164,932
#*	European Wax Center, Inc., Class A	184,260	3,569,116
*	Everi Holdings, Inc.	329,857	4,895,078
*	Fiesta Restaurant Group, Inc.	229,976	1,770,815
#*	Figs, Inc., Class A	539,329	3,969,461
*	First Watch Restaurant Group, Inc.	9,893	184,406
	Flanigan's Enterprises, Inc.	21,606	641,698
	Flexsteel Industries, Inc.	36,254	709,491
#	Foot Locker, Inc.	81,310	2,184,800
*	Fossil Group, Inc.	164,889	458,391
#	Franchise Group, Inc.	187,193	5,570,864
*	Frontdoor, Inc.	371,382	12,968,659
#*	Full House Resorts, Inc.	29,152	187,156
#*	Funko, Inc., Class A	139,067	1,134,787
#	Gap, Inc.	49,878	513,743
#*	Garrett Motion, Inc.	358,562	2,789,612
*	Genesco, Inc.	55,058	1,553,186
*	Gentherm, Inc.	225,299	13,466,121
*	G-III Apparel Group Ltd.	209,314	4,334,893
*	Goodyear Tire & Rubber Co.	94,403	1,518,000
#*	GoPro, Inc., Class A	553,337	2,263,148
	Graham Holdings Co., Class B	13,765	8,076,614
*	Grand Canyon Education, Inc.	76,485	8,302,447
*	Green Brick Partners, Inc.	192,927	10,904,234
#	Group 1 Automotive, Inc.	72,728	18,802,370
#*	GrowGeneration Corp.	145,940	580,841
#	Guess?, Inc.	473,394	9,936,540
	Hamilton Beach Brands Holding Co., Class A	73,058	719,621
#	Hanesbrands, Inc.	844,803	4,452,112
#	Haverty Furniture Cos., Inc.	120,317	4,283,285

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Haverty Furniture Cos., Inc., Class A	18,389	$653,729
#*	Helen of Troy Ltd.	22,035	3,113,545
#	Hibbett, Inc.	55,861	2,591,950
	Hooker Furnishings Corp.	46,023	923,682
*	Hovnanian Enterprises, Inc., Class A	24,571	2,619,760
*	Inspired Entertainment, Inc.	19,360	243,742
#	Installed Building Products, Inc.	99,891	14,785,866
#*	iRobot Corp.	83,398	3,335,920
*	J Jill, Inc.	30,847	700,227
	Jack in the Box, Inc.	109,730	10,908,259
*	JAKKS Pacific, Inc.	3,333	69,460
#	Johnson Outdoors, Inc., Class A	68,121	4,027,314
	KB Home	82,438	4,449,179
#»	Kohl's Corp.	250,952	7,139,584
#	Kontoor Brands, Inc.	213,429	9,040,852
#*	Koss Corp.	115,127	476,626
#	Krispy Kreme, Inc.	15,363	236,590
#*	Kura Sushi USA, Inc., Class A	19,961	1,986,319
#	Lakeland Industries, Inc.	52,171	807,085
#*	Lands' End, Inc.	96,511	905,273
*	Landsea Homes Corp.	21,707	214,248
	Laureate Education, Inc.	868,618	11,135,683
*††	Lazare Kaplan International, Inc.	81,643	0
	La-Z-Boy, Inc.	328,859	10,316,307
#	LCI Industries	73,732	10,047,460
#*††	Lear Corp.	498,411	0
#*	Legacy Housing Corp.	29,846	707,947
#*	Leslie's, Inc.	204,143	1,300,391
*	LGI Homes, Inc.	78,609	10,906,999
	Lifetime Brands, Inc.	108,782	598,301
#*	Lincoln Educational Services Corp.	55,387	393,802
*	Live Ventures, Inc.	1,917	50,992
#*	Lovesac Co.	58,235	1,705,121
*	M/I Homes, Inc.	121,927	12,192,700
#*	Malibu Boats, Inc., Class A	132,182	7,924,311
	Marine Products Corp.	185,819	2,980,537
#*	MarineMax, Inc.	156,654	6,317,856
#*	MasterCraft Boat Holdings, Inc.	74,867	2,294,674
	MDC Holdings, Inc.	237,003	12,153,514
*	Modine Manufacturing Co.	300,478	11,285,954
	Monarch Casino & Resort, Inc.	27,353	1,896,110
	Monro, Inc.	136,981	5,020,354
#*	Motorcar Parts of America, Inc.	82,592	740,850
#	Movado Group, Inc.	126,566	3,632,444
	Nathan's Famous, Inc.	53,185	4,260,118
#*	National Vision Holdings, Inc.	77,330	1,672,648
	Nobility Homes, Inc.	8,025	223,095
*	Noodles & Co.	159,598	582,533
	Nordstrom, Inc.	58,505	1,352,051
*	ODP Corp.	354,824	17,698,621
*	Ollie's Bargain Outlet Holdings, Inc.	55,453	4,041,415
#*	ONE Group Hospitality, Inc.	112,736	830,864
*	OneSpaWorld Holdings Ltd.	361,754	4,646,730
#*	OneWater Marine, Inc., Class A	20,486	771,298
#*	Overstock.com, Inc.	28,704	1,046,835
#	Oxford Industries, Inc.	129,087	13,922,033
#	Papa John's International, Inc.	123,978	10,252,981
	Patrick Industries, Inc.	161,967	14,018,244
*	Perdoceo Education Corp.	538,380	7,187,373

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Petco Health & Wellness Co., Inc., Class A	83,174	$678,700
#	PetMed Express, Inc.	151,729	2,222,830
*	Playa Hotels & Resorts NV	667,253	5,444,784
*	PlayAGS, Inc.	68,953	456,469
*	Portillo's, Inc., Class A	115,602	2,664,626
#*	Potbelly Corp.	71,250	680,437
#	Purple Innovation, Inc.	181,145	565,172
*»	QEP Co., Inc.	8,890	116,859
#	RCI Hospitality Holdings, Inc.	32,826	2,289,613
#*	Revolve Group, Inc.	125,279	2,470,502
#	Rocky Brands, Inc.	50,650	1,019,078
*	Rover Group, Inc.	68,737	376,679
*	Sally Beauty Holdings, Inc.	468,938	5,613,188
*	Shake Shack, Inc., Class A	161,121	12,512,657
#	Shoe Carnival, Inc.	203,740	5,421,521
#	Signet Jewelers Ltd.	195,670	15,749,478
#*	Six Flags Entertainment Corp.	283,660	6,779,474
*	Skyline Champion Corp.	92,938	6,474,061
#*	Sleep Number Corp.	188,376	5,216,131
#	Smith & Wesson Brands, Inc.	335,382	4,269,413
*	Solo Brands, Inc., Class A	6,030	35,336
#	Sonic Automotive, Inc., Class A	240,130	11,499,826
#*	Sonos, Inc.	467,523	8,013,344
#*	Sportsman's Warehouse Holdings, Inc.	172,037	1,083,833
	Standard Motor Products, Inc.	164,872	6,293,164
#	Steven Madden Ltd.	191,265	6,384,426
#*	Stitch Fix, Inc., Class A	249,673	1,275,829
*	Stoneridge, Inc.	235,367	4,810,901
	Strategic Education, Inc.	107,770	8,093,527
*	Strattec Security Corp.	30,536	714,237
#*	Stride, Inc.	307,962	11,767,228
	Superior Group of Cos., Inc.	112,673	1,062,506
*	Superior Industries International, Inc.	123,434	451,768
#*	Sweetgreen, Inc., Class A	174,768	2,633,754
#*	Target Hospitality Corp.	16,822	214,817
*	Taylor Morrison Home Corp.	390,432	18,904,717
#*	Tile Shop Holdings, Inc.	98,485	626,365
#*	Tilly's, Inc., Class A	100,413	870,581
*	Topgolf Callaway Brands Corp.	46,826	935,115
#*	Traeger, Inc.	34,810	155,253
»	Travel & Leisure Co.	191,490	7,799,388
#*	Tri Pointe Homes, Inc.	625,733	19,948,368
*	Unifi, Inc.	90,301	714,281
*	Universal Electronics, Inc.	73,224	817,912
*	Universal Technical Institute, Inc.	170,085	1,238,219
#	Upbound Group, Inc.	343,482	11,894,782
#*	Urban Outfitters, Inc.	377,548	13,731,421
*	Vera Bradley, Inc.	100,597	678,024
#*	Victoria's Secret & Co.	37,380	765,916
*	Vista Outdoor, Inc.	499,839	15,145,122
*	Vizio Holding Corp., Class A	247,584	1,844,501
#*	VOXX International Corp.	115,181	1,064,272
*	Warby Parker, Inc., Class A	9,201	137,463
#	Weyco Group, Inc.	78,198	2,134,805
#	Winmark Corp.	42,095	15,299,849
#	Winnebago Industries, Inc.	191,418	13,169,558
	Wolverine World Wide, Inc.	346,324	4,387,925
#*	XPEL, Inc.	92,149	7,485,263
#*	YETI Holdings, Inc.	96,225	4,099,185

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Zumiez, Inc.	202,338	$3,816,095
TOTAL CONSUMER DISCRETIONARY			979,147,200
CONSUMER STAPLES — (4.7%)
#	Alico, Inc.	41,194	1,066,925
	Andersons, Inc.	246,851	12,051,266
#*	Beauty Health Co.	226,646	1,878,895
*	BellRing Brands, Inc.	51,485	1,850,886
*	Bridgford Foods Corp.	72,953	862,304
#	Calavo Growers, Inc.	117,112	4,418,636
#	Cal-Maine Foods, Inc.	201,985	9,329,687
*	Central Garden & Pet Co.	69,768	2,824,209
*	Central Garden & Pet Co., Class A	280,783	10,731,526
#*	Chefs' Warehouse, Inc.	277,666	10,090,382
*	Coffee Holding Co., Inc.	31,890	46,559
*	Duckhorn Portfolio, Inc.	505,573	6,360,108
	Edgewell Personal Care Co.	360,314	14,199,975
*	elf Beauty, Inc.	181,568	21,192,617
#	Energizer Holdings, Inc.	299,395	10,688,402
*	Farmer Bros Co.	16,593	49,779
	Fresh Del Monte Produce, Inc.	210,356	5,591,263
#*	Freshpet, Inc.	85,314	6,273,992
#*	Grocery Outlet Holding Corp.	248,186	8,301,822
*	Hain Celestial Group, Inc.	272,500	3,452,575
#*	Herbalife Ltd.	379,417	6,161,732
#*	Honest Co., Inc.	17,916	27,053
*	Hostess Brands, Inc.	641,577	15,423,511
#	Ingles Markets, Inc., Class A	123,817	10,499,682
	Inter Parfums, Inc.	133,995	20,040,292
#	J & J Snack Foods Corp.	51,750	8,296,560
#	John B Sanfilippo & Son, Inc.	72,313	7,875,609
*	Lifeway Foods, Inc.	4,260	27,775
#	Limoneira Co.	64,193	996,275
#	Medifast, Inc.	70,654	7,198,936
#	MGP Ingredients, Inc.	143,333	16,341,395
#*	Mission Produce, Inc.	54,678	635,358
*	Natural Alternatives International, Inc.	73,124	526,493
	Natural Grocers by Vitamin Cottage, Inc., Class C	114,017	1,419,512
*	Nature's Sunshine Products, Inc.	163,343	2,278,635
	Nu Skin Enterprises, Inc., Class A	218,945	6,434,794
	Oil-Dri Corp. of America	56,726	3,560,691
#*	Olaplex Holdings, Inc.	24,387	87,793
	PriceSmart, Inc.	157,174	12,217,135
*	Rocky Mountain Chocolate Factory, Inc.	70,528	417,526
#*	Seneca Foods Corp., Class A	52,370	2,019,649
*»	Seneca Foods Corp., Class B	11,120	421,893
*»	Sovos Brands, Inc.	320,361	5,702,426
	SpartanNash Co.	290,851	6,526,696
	Spectrum Brands Holdings, Inc.	10,611	832,009
#*	Sprouts Farmers Market, Inc.	356,037	13,974,452
#*	Thorne HealthTech, Inc.	9,652	57,622
#	Tootsie Roll Industries, Inc.	157,440	5,488,358
*	TreeHouse Foods, Inc.	240,921	12,433,933
	Turning Point Brands, Inc.	91,451	2,181,106
*	United Natural Foods, Inc.	321,175	6,680,440
	United-Guardian, Inc.	39,576	324,523
#	Universal Corp.	144,082	7,286,227
#*	USANA Health Sciences, Inc.	84,573	5,489,633
#	Utz Brands, Inc.	88,224	1,477,752

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Vector Group Ltd.	914,140	$11,993,517
	Village Super Market, Inc., Class A	66,491	1,547,910
#*	Vita Coco Co., Inc.	108,922	2,877,719
#*	Vital Farms, Inc.	168,211	1,968,069
#	WD-40 Co.	41,707	9,571,757
#	Weis Markets, Inc.	196,657	13,046,225
#*	Willamette Valley Vineyards, Inc.	3,868	23,208
#*	Zevia PBC, Class A	2,300	6,394
TOTAL CONSUMER STAPLES			363,660,083
ENERGY — (5.0%)
	Adams Resources & Energy, Inc.	39,742	1,376,265
#*	Amplify Energy Corp.	169,914	1,247,169
	Archrock, Inc.	894,239	10,426,827
	Ardmore Shipping Corp.	179,675	2,529,824
#*	Baytex Energy Corp.	35,054	141,618
	Berry Corp.	337,803	2,634,863
*	Bristow Group, Inc.	117,497	3,615,383
#	Cactus, Inc., Class A	49,617	2,519,551
#	California Resources Corp.	170,701	9,106,898
#*	Callon Petroleum Co.	281,615	10,577,459
*	Centrus Energy Corp., Class A	56,258	2,115,301
#*	Clean Energy Fuels Corp.	971,880	4,791,368
#*	CNX Resources Corp.	1,161,237	23,689,235
	CONSOL Energy, Inc.	159,990	11,922,455
#	Core Laboratories, Inc.	207,063	5,381,567
#	CVR Energy, Inc.	236,183	8,677,363
	Delek U.S. Holdings, Inc.	336,926	9,295,788
	DHT Holdings, Inc.	971,142	9,565,749
*	DMC Global, Inc.	66,003	1,244,817
	Dorian LPG Ltd.	226,600	6,739,084
#*	Dril-Quip, Inc.	145,502	3,767,047
#*	Empire Petroleum Corp.	918	8,262
	Epsilon Energy Ltd.	33,799	204,146
	Equitrans Midstream Corp.	253,932	2,633,275
#	Evolution Petroleum Corp.	194,809	1,819,516
*	Expro Group Holdings NV	80,352	1,783,011
*	Forum Energy Technologies, Inc.	42,049	1,144,153
*	Geospace Technologies Corp.	121,063	969,715
#*	Green Plains, Inc.	300,570	10,673,241
*	Gulf Island Fabrication, Inc.	63,972	216,865
*	Gulfport Energy Corp.	58,587	6,002,238
#*	Hallador Energy Co.	90,535	834,733
*	Helix Energy Solutions Group, Inc.	992,495	9,527,952
#*	Independence Contract Drilling, Inc.	16,749	52,927
#	International Seaways, Inc.	256,449	10,999,098
*	Kosmos Energy Ltd.	1,070,827	7,602,872
	Liberty Energy, Inc.	656,121	10,806,313
*	Mammoth Energy Services, Inc.	8,433	41,237
	Mexco Energy Corp.	1,906	24,892
#*	Nabors Industries Ltd.	41,593	5,094,727
	NACCO Industries, Inc., Class A	40,634	1,503,052
*	Natural Gas Services Group, Inc.	91,766	944,272
*	Newpark Resources, Inc.	725,833	4,006,598
#»††	Next Bridge Hydrocarbons, Inc.	18,077	52,423
#*	NexTier Oilfield Solutions, Inc.	1,303,794	15,541,224
#	Nordic American Tankers Ltd.	927,820	4,073,130
#	Northern Oil & Gas, Inc.	31,710	1,248,423
*	Oceaneering International, Inc.	439,356	9,863,542

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Oil States International, Inc.	298,957	$2,403,614
*	Overseas Shipholding Group, Inc., Class A	357,954	1,464,032
*	Par Pacific Holdings, Inc.	310,089	9,761,602
	Patterson-UTI Energy, Inc.	347,923	5,511,100
#	PHX Minerals, Inc.	67,946	219,466
#*	PrimeEnergy Resources Corp.	2,472	237,707
*	ProPetro Holding Corp.	497,206	5,190,831
*	Ranger Energy Services, Inc.	13,891	145,855
*	REX American Resources Corp.	154,662	5,725,587
	Riley Exploration Permian, Inc.	5,051	189,160
#	RPC, Inc.	943,366	7,848,805
#	SandRidge Energy, Inc.	47,791	816,270
	Scorpio Tankers, Inc.	281,079	13,221,956
*	SEACOR Marine Holdings, Inc.	93,663	1,076,188
#	Select Water Solutions, Inc., Class A	438,912	3,691,250
#	SFL Corp. Ltd.	889,603	8,771,486
	Sitio Royalties Corp., Class A	234,924	6,422,822
	Solaris Oilfield Infrastructure, Inc., Class A	112,833	1,233,265
#*	Talos Energy, Inc.	544,445	8,711,120
*	Teekay Corp.	417,513	2,780,637
	Teekay Tankers Ltd., Class A	160,516	7,000,103
*	TETRA Technologies, Inc.	557,565	2,503,467
#*	Tidewater, Inc.	228,378	14,412,936
#*	Transocean Ltd.	1,372,020	12,073,776
*	U.S. Silica Holdings, Inc.	332,317	4,323,444
#*	Vital Energy, Inc.	74,320	3,922,610
#*	W&T Offshore, Inc.	638,569	2,796,932
*	Weatherford International PLC	111,617	9,275,373
	World Kinect Corp.	275,780	6,216,081
TOTAL ENERGY			386,984,943
FINANCIALS — (17.2%)
	1st Source Corp.	198,015	9,286,903
#*	Acacia Research Corp.	170,009	678,336
#	ACNB Corp.	27,972	970,628
*	Affinity Bancshares, Inc.	1,853	26,220
#	Alerus Financial Corp.	11,275	223,020
#	Amalgamated Financial Corp.	94,025	1,876,739
#	A-Mark Precious Metals, Inc.	125,454	5,117,269
*	Ambac Financial Group, Inc.	211,599	2,992,010
#	Amerant Bancorp, Inc.	57,058	1,130,890
*	American Equity Investment Life Holding Co.	276,183	14,822,742
#	American National Bankshares, Inc.	54,415	2,246,251
	Ameris Bancorp	187,133	8,168,355
	AMERISAFE, Inc.	147,059	7,664,715
	AmeriServ Financial, Inc.	129,505	427,367
#	Ames National Corp.	31,889	614,182
#	Argo Group International Holdings Ltd.	72,579	2,155,596
#	Arrow Financial Corp.	152,888	3,076,107
#	Artisan Partners Asset Management, Inc., Class A	263,571	10,935,561
*	AssetMark Financial Holdings, Inc.	133,272	3,984,833
#	Associated Banc-Corp.	433,681	8,218,255
	Associated Capital Group, Inc., Class A	12,813	474,722
	Assured Guaranty Ltd.	40,374	2,413,558
*	Atlantic American Corp.	7,131	13,050
#	Atlantic Union Bankshares Corp.	257,077	8,221,322
#*	Atlanticus Holdings Corp.	115,004	4,680,663
	Auburn National BanCorp, Inc.	12,735	282,717
#*	Avantax, Inc.	277,010	7,169,019

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*»	AvidXchange Holdings, Inc.	741,153	$9,197,709
*	Axos Financial, Inc.	274,883	12,919,501
	B Riley Financial, Inc.	39,589	2,198,377
	Banc of California, Inc.	251,958	3,580,323
#	BancFirst Corp.	237,248	23,701,075
*	Bancorp, Inc.	494,971	18,759,401
#	Bank First Corp.	1,424	125,825
#	Bank of Hawaii Corp.	12,388	707,726
#	Bank of Marin Bancorp	55,228	1,158,683
#	Bank of NT Butterfield & Son Ltd.	217,613	6,991,906
	Bank7 Corp.	4,827	127,722
	BankFinancial Corp.	69,912	627,111
#	Bankwell Financial Group, Inc.	34,572	945,544
	Banner Corp.	188,256	8,962,868
	Bar Harbor Bankshares	81,741	2,232,347
#	BayCom Corp.	39,827	802,912
#	BCB Bancorp, Inc.	73,773	947,983
	Berkshire Hills Bancorp, Inc.	195,379	4,456,595
	BGC Group, Inc., Class A	969,730	4,615,915
#*	Blue Foundry Bancorp	60,084	613,458
#	Blue Ridge Bankshares, Inc.	4,060	34,226
#	Bread Financial Holdings, Inc.	218,532	9,084,375
#	Bridge Investment Group Holdings, Inc., Class A	17,662	220,952
#*	Bridgewater Bancshares, Inc.	29,809	319,254
	Brightsphere Investment Group, Inc.	279,186	5,941,078
	Brookline Bancorp, Inc.	386,583	4,128,706
#*	BRP Group, Inc., Class A	101,642	2,531,902
	Business First Bancshares, Inc.	33,257	680,106
	Byline Bancorp, Inc.	153,771	3,375,273
#	C&F Financial Corp.	18,341	1,031,314
*	California BanCorp	755	13,960
*»	California First Leasing Corp.	33,262	552,981
#	Cambridge Bancorp	23,254	1,431,051
#	Camden National Corp.	119,700	4,139,226
*	Cannae Holdings, Inc.	95,146	1,939,075
#*	Cantaloupe, Inc.	275,192	2,121,730
#	Capital Bancorp, Inc.	12,381	249,477
#	Capital City Bank Group, Inc.	98,473	3,193,479
	Capitol Federal Financial, Inc.	364,235	2,414,878
	Capstar Financial Holdings, Inc.	87,197	1,297,491
*	Carter Bankshares, Inc.	32,664	479,834
#	Cass Information Systems, Inc.	92,479	3,509,578
	Cathay General Bancorp	169,131	6,433,743
*»	CCUR Holdings, Inc.	11	33,000
	Central Pacific Financial Corp.	118,761	2,166,201
#	Central Valley Community Bancorp	52,909	904,744
	Chemung Financial Corp.	12,247	522,457
#	Citizens & Northern Corp.	67,765	1,436,618
#	Citizens Community Bancorp, Inc.	8,182	84,029
#	Citizens Holding Co.	7,830	92,081
#*	Citizens, Inc.	156,365	401,858
#	City Holding Co.	117,002	11,572,668
#	Civista Bancshares, Inc.	68,750	1,254,000
	CNB Financial Corp.	90,970	1,770,276
*	Coastal Financial Corp.	52,384	2,366,185
#	Codorus Valley Bancorp, Inc.	42,706	939,105
#	Cohen & Steers, Inc.	117,330	7,545,492
	Colony Bankcorp, Inc.	11,293	121,061
#*	Columbia Financial, Inc.	335,755	5,868,997

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Community Bank System, Inc.	19,439	$1,046,401
	Community Trust Bancorp, Inc.	157,372	6,039,937
	Community West Bancshares	24,371	333,152
	ConnectOne Bancorp, Inc.	172,974	3,540,778
#*	Consumer Portfolio Services, Inc.	124,706	1,597,484
	Crawford & Co., Class A	241,413	2,319,979
	Crawford & Co., Class B	116,132	965,057
#*	CrossFirst Bankshares, Inc.	110,126	1,285,170
*	Customers Bancorp, Inc.	154,585	6,489,478
#	CVB Financial Corp.	152,593	2,879,430
	Diamond Hill Investment Group, Inc.	15,850	2,876,934
	Dime Community Bancshares, Inc.	215,167	4,819,741
#	Donegal Group, Inc., Class A	142,253	2,072,626
#	Donegal Group, Inc., Class B	34,951	455,761
*	Donnelley Financial Solutions, Inc.	155,898	7,373,975
	Eagle Bancorp Montana, Inc.	578	7,618
	Eagle Bancorp, Inc.	133,711	3,703,795
#*	eHealth, Inc.	102,759	776,858
	Employers Holdings, Inc.	226,428	8,746,914
#*	Encore Capital Group, Inc.	238,170	12,742,095
*	Enova International, Inc.	275,497	15,177,130
	Enterprise Bancorp, Inc.	54,056	1,721,143
	Enterprise Financial Services Corp.	214,385	8,789,785
#	Equity Bancshares, Inc., Class A	67,679	1,838,162
#	Esquire Financial Holdings, Inc.	23,476	1,172,509
#	ESSA Bancorp, Inc.	59,731	992,729
	Evans Bancorp, Inc.	24,550	729,626
	EVERTEC, Inc.	293,666	11,549,884
#*	EZCORP, Inc., Class A	454,423	4,117,072
#	Farmers & Merchants Bancorp, Inc.	1,090	23,239
	Farmers National Banc Corp.	168,804	2,321,055
	FB Financial Corp.	203,965	7,224,440
	Federal Agricultural Mortgage Corp., Class A	4,200	554,442
	Federal Agricultural Mortgage Corp., Class C	80,626	12,960,629
	Federated Hermes, Inc.	214,694	7,263,098
#	Fidelity D&D Bancorp, Inc.	657	33,336
	Financial Institutions, Inc.	99,379	1,906,089
*	Finwise Bancorp	1,870	18,513
#	First Bancorp	250,889	8,299,408
	First BanCorp	1,576,127	23,405,486
#	First Bancorp, Inc.	78,731	2,077,711
	First Bancshares, Inc.	131,726	4,124,341
#	First Bank	98,570	1,232,125
#	First Busey Corp.	242,351	5,249,323
	First Business Financial Services, Inc.	48,671	1,654,327
#	First Capital, Inc.	350	13,125
#	First Commonwealth Financial Corp.	738,487	10,663,752
	First Community Bankshares, Inc.	102,227	3,437,894
#	First Community Corp.	23,267	459,523
	First Financial Bancorp	417,011	9,628,784
	First Financial Corp.	94,219	3,600,108
	First Financial Northwest, Inc.	58,907	712,775
#	First Hawaiian, Inc.	117,474	2,430,537
	First Internet Bancorp	26,599	599,541
	First Merchants Corp.	336,177	10,798,005
#	First Mid Bancshares, Inc.	79,543	2,434,811
	First Northwest Bancorp	43,257	588,295
#	First of Long Island Corp.	101,455	1,414,283
	First United Corp.	29,239	501,741

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	First Western Financial, Inc.	2,168	$44,964
#	Five Star Bancorp	10,061	248,305
#	Flushing Financial Corp.	194,150	3,063,687
#*	Flywire Corp.	100,492	3,430,797
#	Franklin Financial Services Corp.	1,044	30,871
	FS Bancorp, Inc.	42,693	1,323,483
	Fulton Financial Corp.	582,265	8,326,390
#*	FVCBankcorp, Inc.	4,180	53,755
*	Genworth Financial, Inc., Class A	2,133,102	12,499,978
	German American Bancorp, Inc.	132,569	3,905,483
#	Glen Burnie Bancorp	1,500	12,105
#*	GoHealth, Inc., Class A	2,046	37,892
#*	Goosehead Insurance, Inc., Class A	102,305	6,841,135
	Great Southern Bancorp, Inc.	121,894	6,744,395
*	Green Dot Corp., Class A	226,891	4,435,719
	Greenhill & Co., Inc.	39,689	583,428
#*	Greenlight Capital Re Ltd., Class A	117,804	1,211,025
#	Guaranty Bancshares, Inc.	30,338	964,445
	Hanmi Financial Corp.	194,454	3,694,626
	HarborOne Bancorp, Inc.	236,734	2,483,340
	Hawthorn Bancshares, Inc.	17,184	301,579
#	HBT Financial, Inc.	72,557	1,439,531
#	HCI Group, Inc.	100,407	6,306,564
	Heartland Financial USA, Inc.	189,101	6,493,728
	Heritage Commerce Corp.	265,832	2,551,987
	Heritage Financial Corp.	181,340	3,401,938
*	Heritage Global, Inc.	23,956	91,272
	Heritage Insurance Holdings, Inc.	42,630	192,261
#	Hingham Institution For Savings	14,873	3,308,499
	HMN Financial, Inc.	34,270	693,968
	Home Bancorp, Inc.	35,974	1,281,394
#	HomeStreet, Inc.	119,712	1,101,350
#	HomeTrust Bancshares, Inc.	66,754	1,622,790
	Hope Bancorp, Inc.	644,502	6,999,292
	Horace Mann Educators Corp.	304,047	9,160,936
	Horizon Bancorp, Inc.	196,509	2,434,747
*	I3 Verticals, Inc., Class A	123,558	3,090,186
	Independent Bank Corp.	36,319	2,188,220
	Independent Bank Corp.	85,528	1,767,008
	Independent Bank Group, Inc.	164,375	7,375,506
	International Bancshares Corp.	222,482	11,044,006
*	International Money Express, Inc.	250,412	6,067,483
	Investar Holding Corp.	8,289	123,092
	Investors Title Co.	20,940	3,278,157
#	Jackson Financial, Inc., Class A	137,637	4,544,774
	James River Group Holdings Ltd.	149,505	2,764,347
	Kearny Financial Corp.	519,883	4,465,795
	Kemper Corp.	130,923	6,673,145
#	Kentucky First Federal Bancorp	40,640	257,658
	Kingstone Cos., Inc.	37,196	42,403
#	Lake Shore Bancorp, Inc.	4,212	46,079
	Lakeland Bancorp, Inc.	441,948	6,677,834
#	Lakeland Financial Corp.	183,511	10,173,850
#	Landmark Bancorp, Inc.	24,599	521,499
#	LCNB Corp.	36,303	636,392
*	LendingClub Corp.	180,067	1,510,762
#*	LendingTree, Inc.	44,256	1,079,846
#	Live Oak Bancshares, Inc.	187,845	7,113,690
	Luther Burbank Corp.	88,110	907,533

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Macatawa Bank Corp.	230,816	$2,273,538
	Magyar Bancorp, Inc.	25,049	282,302
*	Maiden Holdings Ltd.	437,868	853,843
#	MainStreet Bancshares, Inc.	5,630	134,388
#*	MBIA, Inc.	89,124	778,944
	Mercantile Bank Corp.	80,498	2,827,090
	Merchants Bancorp	126,751	4,006,599
	Mercury General Corp.	183,365	5,900,686
	Meridian Corp.	2,922	34,772
#	Metrocity Bankshares, Inc.	41,745	895,013
#*	Metropolitan Bank Holding Corp.	9,897	448,235
	Mid Penn Bancorp, Inc.	29,341	689,514
#	Middlefield Banc Corp.	1,832	53,604
	Midland States Bancorp, Inc.	96,030	2,249,983
	MidWestOne Financial Group, Inc.	69,978	1,716,560
#	Moelis & Co., Class A	87,812	4,287,860
*	Mr Cooper Group, Inc.	246,861	14,310,532
#	MVB Financial Corp.	30,942	791,806
	National Bank Holdings Corp., Class A	248,513	8,538,907
#	National Bankshares, Inc.	4,337	129,112
#	National Western Life Group, Inc., Class A	16,577	6,990,024
#	Navient Corp.	474,013	9,025,208
#	NBT Bancorp, Inc.	322,073	11,981,116
	Nelnet, Inc., Class A	59,790	5,900,077
*	NI Holdings, Inc.	29,297	408,107
*	Nicholas Financial, Inc.	57,620	282,338
#	Nicolet Bankshares, Inc.	64,165	5,367,402
*	NMI Holdings, Inc., Class A	581,320	15,527,057
#	Northeast Bank	42,137	2,007,407
#	Northfield Bancorp, Inc.	322,325	3,925,919
	Northrim BanCorp, Inc.	50,162	2,397,744
#	Northwest Bancshares, Inc.	556,849	6,882,654
#	Norwood Financial Corp.	22,723	723,728
#	Oak Valley Bancorp	7,182	196,715
	OceanFirst Financial Corp.	261,734	4,876,104
#*	Ocwen Financial Corp.	33,588	1,133,931
	OFG Bancorp	404,726	13,554,274
	Ohio Valley Banc Corp.	18,090	442,843
	Old Second Bancorp, Inc.	108,700	1,738,113
	OP Bancorp	7,797	76,333
#*	Open Lending Corp., Class A	353,371	3,989,559
	Oppenheimer Holdings, Inc., Class A	57,747	2,200,738
#*	OptimumBank Holdings, Inc.	3,264	10,282
#	Orange County Bancorp, Inc.	275	12,386
#	Origin Bancorp, Inc.	104,458	3,405,331
	Orrstown Financial Services, Inc.	41,317	966,818
#*	Oscar Health, Inc., Class A	417,958	3,143,044
	Pacific Premier Bancorp, Inc.	327,755	8,370,863
#*	Palomar Holdings, Inc.	97,354	5,895,758
#	Park National Corp.	70,902	7,906,991
#	Parke Bancorp, Inc.	34,252	679,560
	Pathfinder Bancorp, Inc.	100	1,546
	Pathward Financial, Inc.	287,658	14,946,710
*	Paymentus Holdings, Inc., Class A	7,205	81,344
#*	Paysafe Ltd.	33,276	400,310
#	PCB Bancorp	17,360	283,315
#	Peapack-Gladstone Financial Corp.	126,955	3,710,895
#	Penns Woods Bancorp, Inc.	54,091	1,458,834
	PennyMac Financial Services, Inc.	133,589	10,049,900

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Peoples Bancorp of North Carolina, Inc.	29,492	$651,183
	Peoples Bancorp, Inc.	157,657	4,441,198
#	Peoples Financial Services Corp.	7,868	363,423
*	Pioneer Bancorp, Inc.	6,908	67,906
	Piper Sandler Cos.	134,207	19,642,537
#	PJT Partners, Inc., Class A	59,416	4,712,283
#	Plumas Bancorp	3,021	109,300
#*	Ponce Financial Group, Inc.	16,866	155,673
*	PRA Group, Inc.	201,262	4,802,111
	Preferred Bank	120,502	7,962,772
	Premier Financial Corp.	181,057	3,921,695
	Primis Financial Corp.	82,364	783,282
#	Princeton Bancorp, Inc.	400	11,964
	ProAssurance Corp.	210,658	3,539,054
*	PROG Holdings, Inc.	235,156	9,542,630
	Provident Financial Holdings, Inc.	67,417	962,041
#	Provident Financial Services, Inc.	329,443	6,107,873
	QCR Holdings, Inc.	105,948	5,427,716
#	RBB Bancorp	37,051	543,538
#	Red River Bancshares, Inc.	2,303	112,870
	Regional Management Corp.	77,644	2,522,654
*	Remitly Global, Inc.	59,872	1,154,332
	Renasant Corp.	327,059	10,119,205
#*	Repay Holdings Corp.	163,427	1,364,615
	Republic Bancorp, Inc., Class A	172,853	7,921,853
	Riverview Bancorp, Inc.	99,818	562,974
	S&T Bancorp, Inc.	233,113	7,361,709
#*	Safeguard Scientifics, Inc.	66,747	102,790
	Safety Insurance Group, Inc.	116,851	8,413,272
#	Salisbury Bancorp, Inc.	18,230	503,695
	Sandy Spring Bancorp, Inc.	195,482	4,783,445
	SB Financial Group, Inc.	8,523	117,191
#	Seacoast Banking Corp. of Florida	349,893	8,645,856
*	Security National Financial Corp., Class A	66,165	565,049
	Shore Bancshares, Inc.	60,399	718,748
#	Sierra Bancorp	49,621	1,045,018
	Silvercrest Asset Management Group, Inc., Class A	22,778	474,694
#	Simmons First National Corp., Class A	450,385	9,093,273
*	SiriusPoint Ltd.	647,883	6,051,227
	SmartFinancial, Inc.	63,539	1,596,100
	Sound Financial Bancorp, Inc.	300	11,100
	South Plains Financial, Inc.	24,143	648,240
#*	Southern First Bancshares, Inc.	35,470	1,070,485
#	Southern Missouri Bancorp, Inc.	43,698	2,100,563
	Southern States Bancshares, Inc.	4,915	123,612
#	Southside Bancshares, Inc.	201,800	6,701,778
#	Stellar Bancorp, Inc.	202,448	5,032,857
	StepStone Group, Inc., Class A	54,341	1,525,352
#*	Sterling Bancorp, Inc.	67,686	402,055
#	Stewart Information Services Corp.	200,788	9,463,138
#	Stock Yards Bancorp, Inc.	194,594	9,303,539
*	StoneX Group, Inc.	151,167	13,908,876
	Summit Financial Group, Inc.	53,127	1,198,545
#	Summit State Bank	2,285	41,130
	Territorial Bancorp, Inc.	42,303	500,656
*	Texas Capital Bancshares, Inc.	200,822	12,822,485
*	Third Coast Bancshares, Inc.	7,137	147,593
#	Timberland Bancorp, Inc.	70,916	2,218,962
	Tiptree, Inc.	258,075	3,811,768

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	Tompkins Financial Corp.	99,408	$5,980,385
	Towne Bank	316,246	7,994,699
	TriCo Bancshares	226,614	8,470,831
#	Trinity Capital, Inc.	5,269	76,927
#*	Triumph Financial, Inc.	200,880	14,244,401
	TrustCo Bank Corp. NY	83,664	2,542,549
	Trustmark Corp.	266,260	6,991,988
#	U.S. Global Investors, Inc., Class A	10,779	34,385
*	Unico American Corp.	95,372	1,688
	Union Bankshares, Inc.	14,917	342,643
	United Bancorp, Inc.	2,991	36,311
	United Bancshares, Inc.	7,872	144,058
#	United Community Banks, Inc.	87,549	2,545,049
	United Fire Group, Inc.	168,671	4,054,851
*	United Insurance Holdings Corp.	6,743	35,738
	United Security Bancshares	29,736	221,236
	Unity Bancorp, Inc.	57,280	1,519,066
	Universal Insurance Holdings, Inc.	295,542	4,589,767
	Univest Financial Corp.	175,565	3,423,518
*	USCB Financial Holdings, Inc.	4,473	49,024
	Value Line, Inc.	57,537	3,082,257
	Veritex Holdings, Inc.	74,107	1,594,042
	Victory Capital Holdings, Inc., Class A	256,158	8,494,199
	Virginia National Bankshares Corp.	4,265	154,521
	Virtu Financial, Inc., Class A	112,570	2,089,299
#	Virtus Investment Partners, Inc.	58,936	12,124,903
#	Walker & Dunlop, Inc.	141,082	12,835,640
#	Washington Federal, Inc.	288,330	8,949,763
	Washington Trust Bancorp, Inc.	128,009	4,103,969
	Waterstone Financial, Inc.	152,917	2,133,192
	WesBanco, Inc.	377,826	10,582,906
#	West BanCorp, Inc.	95,829	1,922,330
	Westamerica BanCorp	116,186	5,715,189
	Western New England Bancorp, Inc.	170,163	1,138,390
	Westwood Holdings Group, Inc.	11,891	139,125
	White Mountains Insurance Group Ltd.	4,310	6,667,656
#	WisdomTree, Inc.	648,981	4,516,908
#*	World Acceptance Corp.	63,898	10,088,855
#	WSFS Financial Corp.	423,973	18,548,819
	WVS Financial Corp.	10,583	131,441
TOTAL FINANCIALS			1,343,683,922
HEALTH CARE — (11.0%)
#*	4D Molecular Therapeutics, Inc.	98,013	1,793,638
#*	89bio, Inc.	32,393	513,105
*	AC Immune SA	10,530	31,590
#*	Accolade, Inc.	324,031	4,866,946
#*	Accuray, Inc.	427,885	1,822,790
††	Achillion Pharmaceuticals, Inc.	895,529	241,793
#*	Actinium Pharmaceuticals, Inc.	53,972	384,281
#*	Acumen Pharmaceuticals, Inc.	16,045	118,733
#*	Adaptive Biotechnologies Corp.	591,396	4,991,382
*	Addus HomeCare Corp.	116,046	10,626,332
*	ADMA Biologics, Inc.	460,143	1,909,593
#††	Aduro Biotech, Inc.	3,260	8,085
#*	Adverum Biotechnologies, Inc.	34,371	74,929
#*	Agiliti, Inc.	177,207	3,042,644
#*	Agios Pharmaceuticals, Inc.	243,579	6,459,715
*	Akero Therapeutics, Inc.	11,066	480,264

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
»††	Albireo Pharma, Inc.	44,018	$71,309
#*	Aldeyra Therapeutics, Inc.	247,718	2,010,232
#*	Alector, Inc.	9,533	65,396
#*	Allakos, Inc.	116,971	629,304
#*	Allogene Therapeutics, Inc.	132,224	655,831
#*	Allovir, Inc.	27,543	90,616
#*	Alpine Immune Sciences, Inc.	21,137	265,058
*»	Amedisys, Inc.	28,208	2,562,415
*	American Shared Hospital Services	5,689	14,621
#*	American Well Corp., Class A	144,450	353,903
#*	Amneal Pharmaceuticals, Inc.	101,013	323,242
#*	Amphastar Pharmaceuticals, Inc.	363,850	22,082,057
#*	AnaptysBio, Inc.	117,088	2,307,805
*	AngioDynamics, Inc.	174,664	1,517,830
#*	ANI Pharmaceuticals, Inc.	78,593	4,130,062
*	Anika Therapeutics, Inc.	128,116	2,988,946
#*	Annovis Bio, Inc.	8,428	116,222
#*	Apollo Medical Holdings, Inc.	154,692	5,666,368
#*	Apyx Medical Corp.	21,396	119,604
#*	ARCA biopharma, Inc.	32,400	66,096
#*	Arcturus Therapeutics Holdings, Inc.	122,352	4,277,426
*	Arcus Biosciences, Inc.	316,321	6,294,788
#*	ARS Pharmaceuticals, Inc.	44,286	325,502
#*	Artivion, Inc.	288,919	5,032,969
*	Arvinas, Inc.	121,752	3,009,709
*	Atea Pharmaceuticals, Inc.	54,751	187,796
#*	Athira Pharma, Inc.	4,819	14,071
*	AtriCure, Inc.	240,280	13,299,498
#	Atrion Corp.	13,689	7,674,190
*	Aura Biosciences, Inc.	974	11,591
#*	Avanos Medical, Inc.	205,524	5,029,172
#*	Avid Bioservices, Inc.	272,706	3,452,458
#*	Avidity Biosciences, Inc.	320,412	3,047,118
#*	Avita Medical, Inc.	18,761	379,910
*	Axogen, Inc.	165,326	1,428,417
#*	Axonics, Inc.	110,825	6,690,505
#*	BioLife Solutions, Inc.	173,666	3,452,480
#*	Biomea Fusion, Inc.	20,772	462,177
*	Black Diamond Therapeutics, Inc.	21,340	79,598
#*	Blueprint Medicines Corp.	32,440	2,141,040
#*	Brookdale Senior Living, Inc.	809,852	2,850,679
#*	Cabaletta Bio, Inc.	11,728	159,735
#*	CareCloud, Inc.	12,983	43,493
*	CareDx, Inc.	48,606	530,291
#	Carisma Therapeutics, Inc.	1,990	11,045
#*	Castle Biosciences, Inc.	71,652	1,207,336
#*	Catalyst Pharmaceuticals, Inc.	713,683	9,870,236
#*	Celcuity, Inc.	7,153	70,672
#*	Celldex Therapeutics, Inc.	90,611	3,204,005
#*	Certara, Inc.	247,683	4,822,388
#*	Champions Oncology, Inc.	12,526	81,419
#*	Chinook Therapeutics, Inc.	384,400	15,060,792
#*	Cogent Biosciences, Inc.	168,785	2,192,517
#*	Collegium Pharmaceutical, Inc.	232,091	5,282,391
*	Community Health Systems, Inc.	590,868	2,593,911
*	Computer Programs & Systems, Inc.	80,033	2,098,465
#	CONMED Corp.	93,451	11,312,244
#*	Corcept Therapeutics, Inc.	464,405	11,833,039
#*	CorVel Corp.	165,846	33,925,458

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Crinetics Pharmaceuticals, Inc.	66,947	$1,271,993
#*	Cross Country Healthcare, Inc.	296,441	7,648,178
#*	CryoPort, Inc.	56,079	901,190
#*	Cue Biopharma, Inc.	121,314	463,419
*	Cullinan Oncology, Inc.	75,766	802,362
*	Cumberland Pharmaceuticals, Inc.	66,384	100,904
#*††	Curative Health Services, Inc.	113,000	0
#*	Cymabay Therapeutics, Inc.	320,927	4,188,097
#*	Cytek Biosciences, Inc.	43,949	393,783
*	Deciphera Pharmaceuticals, Inc.	334,668	4,524,711
#*	Definitive Healthcare Corp., Class A	130,777	1,547,092
#*	Dynavax Technologies Corp.	561,526	7,855,749
*	Dyne Therapeutics, Inc.	226,654	2,760,646
*	Eagle Pharmaceuticals, Inc.	8,076	167,658
#*	Edgewise Therapeutics, Inc.	6,004	43,769
#*	Editas Medicine, Inc.	288,007	2,528,701
#*	Electromed, Inc.	48,129	490,916
#	Embecta Corp.	249,799	5,330,711
#*	Enanta Pharmaceuticals, Inc.	66,485	1,261,220
#*	Enhabit, Inc.	127,570	1,751,536
*	Enovis Corp.	123,499	7,891,586
#*	Enzo Biochem, Inc.	140,880	208,502
*	Eterna Therapeutics, Inc.	5,904	16,354
*	Evolent Health, Inc., Class A	309,655	9,410,415
#*	Fate Therapeutics, Inc.	137,317	567,119
*	FONAR Corp.	54,951	927,573
#*	Fulgent Genetics, Inc.	82,128	3,189,030
#*	Generation Bio Co.	102,028	518,302
*	Glaukos Corp.	198,939	15,346,154
*	GoodRx Holdings, Inc., Class A	30,326	280,212
*	Harmony Biosciences Holdings, Inc.	159,958	5,657,714
#*	Harrow Health, Inc.	120,679	2,664,592
*	Harvard Bioscience, Inc.	223,941	1,041,326
*	Health Catalyst, Inc.	179,969	2,524,965
	HealthStream, Inc.	263,522	5,923,975
#*	Hims & Hers Health, Inc.	426,854	3,828,880
#*	Ideaya Biosciences, Inc.	268,864	6,011,799
#*	IGM Biosciences, Inc.	6,994	74,416
#*	Ikena Oncology, Inc.	11,694	60,224
*	Immunic, Inc.	46,532	112,142
*	ImmunoGen, Inc.	159,604	2,844,143
#*	Immunome, Inc.	4,456	31,905
#*	Immunovant, Inc.	104,736	2,391,123
#*	Inari Medical, Inc.	20,561	1,173,416
*	InfuSystem Holdings, Inc.	70,613	728,726
#*	Inmune Bio, Inc.	5,679	48,669
#*	Innoviva, Inc.	402,219	5,450,067
#*	Integer Holdings Corp.	153,874	14,230,268
*	Iovance Biotherapeutics, Inc.	916,401	6,653,071
	iRadimed Corp.	51,711	2,271,664
#*	IRIDEX Corp.	37,623	76,751
#*	Ironwood Pharmaceuticals, Inc.	1,021,012	11,323,023
*	iTeos Therapeutics, Inc.	47,708	670,775
#*	Janux Therapeutics, Inc.	2,981	41,734
#*	Joint Corp.	65,154	879,579
#*	KalVista Pharmaceuticals, Inc.	60,717	613,242
*	Keros Therapeutics, Inc.	19,472	815,487
*	Kewaunee Scientific Corp.	26,379	398,323
#*	Kiniksa Pharmaceuticals Ltd., Class A	83,367	1,570,634

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Kodiak Sciences, Inc.	97,558	$291,698
*	KORU Medical Systems, Inc.	3,700	9,620
*	Krystal Biotech, Inc.	144,924	18,709,688
*	Kura Oncology, Inc.	314,173	3,279,966
#*	Kymera Therapeutics, Inc.	242,383	5,303,340
*	Larimar Therapeutics, Inc.	80,619	345,049
	LeMaitre Vascular, Inc.	171,467	10,841,858
*	LENSAR, Inc.	81,309	266,694
#*	Lexicon Pharmaceuticals, Inc.	101,823	204,664
#*	LifeStance Health Group, Inc.	36,959	347,045
#*	Ligand Pharmaceuticals, Inc.	77,764	5,204,745
#*	Liquidia Corp.	20,267	156,461
#*	Lisata Therapeutics, Inc.	1,588	5,034
*	LivaNova PLC	123,849	7,238,974
#*	MacroGenics, Inc.	272,687	1,300,717
#*	MeiraGTx Holdings PLC	47,088	296,654
#*	Merrimack Pharmaceuticals, Inc.	148,849	1,787,677
*	Mersana Therapeutics, Inc.	18,770	22,993
#	Mesa Laboratories, Inc.	20,704	2,663,777
#*	Milestone Pharmaceuticals, Inc.	44,769	144,604
*	Mirati Therapeutics, Inc.	52,251	1,581,638
#*	ModivCare, Inc.	115,462	5,050,308
#*	Monte Rosa Therapeutics, Inc.	13,597	96,131
#*	Morphic Holding, Inc.	153,957	8,733,981
*	Myriad Genetics, Inc.	362,426	8,100,221
	National HealthCare Corp.	107,117	6,322,045
#	National Research Corp.	222,620	9,552,624
#*	NeoGenomics, Inc.	534,798	9,268,049
#*	Neuronetics, Inc.	8,888	17,509
#*	Nevro Corp.	101,301	2,531,512
*	Nexgel, Inc.	198	465
#*	NextGen Healthcare, Inc.	458,872	7,631,041
#*	Nurix Therapeutics, Inc.	172,935	1,679,199
*	NuVasive, Inc.	255,664	10,535,913
#*	Olema Pharmaceuticals, Inc.	255,760	2,212,324
*	OmniAb, Inc.	324,833	1,786,582
*»	OmniAb, Inc.	35,754	0
*»	OmniAb, Inc.	35,754	0
»††	Opiant Pharmaceuticals, Inc.	15,320	7,507
#*	OPKO Health, Inc.	117,808	219,123
*	OptimizeRx Corp.	76,028	1,060,591
*	OraSure Technologies, Inc.	319,420	1,507,662
*	Organogenesis Holdings, Inc.	40,658	173,610
#*	ORIC Pharmaceuticals, Inc.	4,496	37,587
*	Orthofix Medical, Inc.	149,649	2,946,589
#*	OrthoPediatrics Corp.	101,707	4,246,267
#*	Outset Medical, Inc.	89,702	1,846,067
*	Ovid therapeutics, Inc.	4,311	15,477
*	Owens & Minor, Inc.	354,198	6,814,770
#*	Pacific Biosciences of California, Inc.	741,854	9,799,891
*	Pacira BioSciences, Inc.	192,968	7,014,387
	Patterson Cos., Inc.	458,801	15,089,965
#*††	PDL BioPharma, Inc.	616,320	1,135,631
#*	PDS Biotechnology Corp.	14,335	81,925
*	Pediatrix Medical Group, Inc.	355,751	4,884,461
*	Pennant Group, Inc.	236,375	2,713,585
#*	PetIQ, Inc.	120,344	2,014,559
	Phibro Animal Health Corp., Class A	89,440	1,295,091
*	Phreesia, Inc.	151,068	4,791,877

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	PMV Pharmaceuticals, Inc.	14,251	$93,202
#*	Poseida Therapeutics, Inc.	42,408	73,366
#*	Prelude Therapeutics, Inc.	2,935	11,476
*	Prestige Consumer Healthcare, Inc.	285,192	18,597,370
*	Privia Health Group, Inc.	43,474	1,213,794
#*	Pro-Dex, Inc.	376	6,768
#*	ProPhase Labs, Inc.	2,990	21,767
*	Protagonist Therapeutics, Inc.	242,459	4,703,705
#*	Prothena Corp. PLC	219,747	15,133,976
*	Pulmonx Corp.	93,522	1,309,308
*	Puma Biotechnology, Inc.	11,427	41,366
*	Pyxis Oncology, Inc.	4,999	12,897
*	Quanterix Corp.	134,204	3,333,627
*	RadNet, Inc.	388,934	12,865,937
#*	RAPT Therapeutics, Inc.	117,272	2,802,801
#*	Recursion Pharmaceuticals, Inc., Class A	117,080	1,653,170
*	REGENXBIO, Inc.	184,900	3,513,100
#*	Relay Therapeutics, Inc.	81,004	1,020,650
#*	Reneo Pharmaceuticals, Inc.	8,774	70,455
#*	Replimune Group, Inc.	253,199	5,334,903
*	REVOLUTION Medicines, Inc.	454,218	11,923,223
*	Rhythm Pharmaceuticals, Inc.	9,548	170,336
*	Rocket Pharmaceuticals, Inc.	334,219	6,032,653
*	RxSight, Inc.	18,095	603,830
#*	Sage Therapeutics, Inc.	260,206	9,023,944
*	Sanara Medtech, Inc.	314	13,144
#*	Sangamo Therapeutics, Inc.	65	85
#*	Savara, Inc.	52,313	187,281
#*	Scholar Rock Holding Corp.	47,501	337,257
#*	Schrodinger, Inc.	299,226	15,652,512
#*	scPharmaceuticals, Inc.	24,981	210,590
*	Seer, Inc., Class A	19,891	100,648
	Select Medical Holdings Corp.	143,174	4,296,652
#*	Semler Scientific, Inc.	7,331	179,976
*	SI-BONE, Inc.	93,710	2,413,970
#	SIGA Technologies, Inc.	203,050	1,165,507
#*	Sight Sciences, Inc.	54,634	480,779
#	Simulations Plus, Inc.	87,186	4,341,863
*	Soleno Therapeutics, Inc.	4,472	22,807
#*	Solid Biosciences, Inc.	6,277	27,054
#*	SomaLogic, Inc.	7,214	17,674
#*	SpringWorks Therapeutics, Inc.	274,004	8,598,246
#*	STAAR Surgical Co.	32,416	1,775,424
#*	Stoke Therapeutics, Inc.	31,761	210,893
††	Strongbridge Biopharma PLC	9,014	2,737
*	Supernus Pharmaceuticals, Inc.	314,990	9,667,043
#*	Surmodics, Inc.	69,664	2,234,125
*	Sutro Biopharma, Inc.	192,946	862,469
*	Syndax Pharmaceuticals, Inc.	15,692	334,553
*	Tactile Systems Technology, Inc.	87,440	2,003,250
*	Talaris Therapeutics, Inc.	3,952	11,658
#*	Tandem Diabetes Care, Inc.	16,795	586,481
*	Taro Pharmaceutical Industries Ltd.	49,657	1,814,963
#*	Tarsus Pharmaceuticals, Inc.	66,480	1,463,225
#*	Tenaya Therapeutics, Inc.	2,827	13,683
#*	Terns Pharmaceuticals, Inc.	33,657	243,004
#*	TransMedics Group, Inc.	57,360	5,344,805
*	Treace Medical Concepts, Inc.	47,292	1,077,785
#*	Twist Bioscience Corp.	117,921	2,870,197

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Tyra Biosciences, Inc.	2,087	$30,929
*††	U.S. Diagnostic, Inc.	3	0
	U.S. Physical Therapy, Inc.	94,167	10,948,797
#*	UFP Technologies, Inc.	44,298	8,623,270
	Utah Medical Products, Inc.	46,317	4,554,351
*	Vanda Pharmaceuticals, Inc.	25,320	146,350
*	Varex Imaging Corp.	177,297	4,129,247
*	Ventyx Biosciences, Inc.	15,148	561,233
*	Veracyte, Inc.	317,878	8,725,751
#*	Veradigm, Inc.	1,011,644	13,677,427
*	Vericel Corp.	199,729	7,174,266
#*	Verrica Pharmaceuticals, Inc.	5,321	31,075
*	Viking Therapeutics, Inc.	12,327	178,742
#*	Viridian Therapeutics, Inc.	4,227	79,299
#*	Voyager Therapeutics, Inc.	32,833	306,004
#*	XBiotech, Inc.	15,235	76,632
#*	Xencor, Inc.	266,631	6,476,467
#*	XOMA Corp.	7,845	123,559
#*	Y-mAbs Therapeutics, Inc.	45,163	275,043
#*	Zentalis Pharmaceuticals, Inc.	53,308	1,423,857
#*	Zevra Therapeutics, Inc.	4,679	22,834
*	Zymeworks, Inc.	24,890	185,679
TOTAL HEALTH CARE			856,441,981
INDUSTRIALS — (18.4%)
#*	3D Systems Corp.	573,263	4,993,121
#	AAON, Inc.	128,001	13,473,385
*	AAR Corp.	264,917	15,842,037
	ABM Industries, Inc.	250,502	11,593,233
	ACCO Brands Corp.	460,984	2,807,393
#	Acme United Corp.	32,984	1,003,373
*	ACV Auctions, Inc., Class A	479,361	8,384,024
*	AeroVironment, Inc.	151,819	14,462,278
*	AerSale Corp.	69,842	1,048,328
*	Air Transport Services Group, Inc.	436,117	8,792,119
	Alamo Group, Inc.	91,149	17,661,030
	Albany International Corp., Class A	178,866	17,221,218
#*	Allegiant Travel Co.	75,276	9,311,641
	Allied Motion Technologies, Inc.	107,019	4,163,039
#	Alta Equipment Group, Inc.	113,749	1,837,046
#*	Ameresco, Inc., Class A	155,020	9,023,714
#*	American Superconductor Corp.	79,416	800,513
*	American Woodmark Corp.	129,866	9,952,930
	Apogee Enterprises, Inc.	197,436	9,779,005
	ARC Document Solutions, Inc.	18,766	65,306
	ArcBest Corp.	191,857	22,316,806
	Arcosa, Inc.	74,111	5,719,887
	Argan, Inc.	120,680	4,590,667
	Armstrong World Industries, Inc.	45,805	3,543,475
#*	Array Technologies, Inc.	312,590	5,954,839
	Astec Industries, Inc.	173,758	8,583,645
*	Astronics Corp.	132,624	2,782,452
#*	Astronics Corp., Class B	36,903	772,749
*	Asure Software, Inc.	21,321	290,818
*	AZEK Co., Inc.	129,362	4,036,094
	AZZ, Inc.	55,761	2,471,885
	Barnes Group, Inc.	211,835	8,325,115
	Barrett Business Services, Inc.	40,155	3,643,263
	BGSF, Inc.	28,240	285,789

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Blue Bird Corp.	7,371	$154,349
*	BlueLinx Holdings, Inc.	43,609	4,109,712
	Boise Cascade Co.	282,825	29,269,559
#*	Bowman Consulting Group Ltd.	16,067	556,722
	Brady Corp., Class A	106,793	5,508,383
*	BrightView Holdings, Inc.	136,283	1,050,742
	Brink's Co.	75,327	5,495,858
*	Broadwind, Inc.	7,587	28,831
	Cadre Holdings, Inc.	21,766	506,495
*	CBIZ, Inc.	406,188	21,483,283
*	CECO Environmental Corp.	251,431	3,027,229
	Chicago Rivet & Machine Co.	17,700	438,962
*	Cimpress PLC	94,876	6,593,882
*	CIRCOR International, Inc.	98,395	5,480,601
*	Civeo Corp.	20,784	406,119
	Columbus McKinnon Corp.	162,185	6,866,913
	Comfort Systems USA, Inc.	107,605	18,720,042
*	Commercial Vehicle Group, Inc.	123,112	1,292,676
#††	Communications Systems, Inc.	22,311	70,280
	CompX International, Inc.	22,380	506,683
*	Concrete Pumping Holdings, Inc.	134,101	1,082,195
*	Conduent, Inc.	836,110	2,892,941
*	Construction Partners, Inc., Class A	183,397	5,391,872
#	Copa Holdings SA, Class A	59,565	7,029,861
#	Costamare, Inc.	724,227	8,089,616
	Covenant Logistics Group, Inc.	62,117	3,401,527
	CRA International, Inc.	82,906	8,298,062
	CSG Systems International, Inc.	226,031	11,660,939
	CSW Industrials, Inc.	68,883	12,436,826
*	Custom Truck One Source, Inc.	64,935	449,350
*	Daseke, Inc.	197,913	1,539,763
	Deluxe Corp.	156,055	2,963,484
*	Distribution Solutions Group, Inc.	68,465	3,795,700
*	DLH Holdings Corp.	19,452	195,493
	Douglas Dynamics, Inc.	198,169	6,153,147
*	Ducommun, Inc.	98,591	4,943,353
*	DXP Enterprises, Inc.	106,385	4,040,502
*	Dycom Industries, Inc.	68,493	6,820,533
#	Eagle Bulk Shipping, Inc.	61,261	2,829,646
#	Eastern Co.	56,600	1,043,138
#	Encore Wire Corp.	95,610	16,319,671
#*	Energy Recovery, Inc.	301,361	9,185,483
	Enerpac Tool Group Corp.	274,712	7,549,086
	EnerSys	32,693	3,541,306
#	Eneti, Inc.	132,700	1,682,636
	Ennis, Inc.	219,027	4,717,842
#	EnPro Industries, Inc.	125,591	17,429,519
*	Enviri Corp.	280,823	2,648,161
	ESCO Technologies, Inc.	174,924	17,588,608
	Espey Mfg. & Electronics Corp.	35,187	577,067
#*	EVI Industries, Inc.	36,137	919,325
	Federal Signal Corp.	320,744	19,594,251
#*	First Advantage Corp.	185,322	2,779,830
*	Forrester Research, Inc.	192,371	6,130,864
	Forward Air Corp.	191,213	22,723,753
*	Franklin Covey Co.	148,131	7,058,442
#*	Frontier Group Holdings, Inc.	80,876	752,147
#*	FuelCell Energy, Inc.	134,948	295,536
*	Gates Industrial Corp. PLC	26,685	363,450

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
#	Genco Shipping & Trading Ltd.	181,772	$2,635,694
*	Gencor Industries, Inc.	55,104	840,336
*	Gibraltar Industries, Inc.	212,636	13,751,170
	Global Industrial Co.	297,670	8,483,595
*	GMS, Inc.	223,238	16,450,408
	Gorman-Rupp Co.	234,749	7,441,543
#	GrafTech International Ltd.	821,517	4,337,610
*	Graham Corp.	86,246	1,207,444
	Granite Construction, Inc.	297,076	12,159,321
*	Great Lakes Dredge & Dock Corp.	308,009	2,587,276
	Greenbrier Cos., Inc.	228,037	10,533,029
	Griffon Corp.	417,724	17,427,445
	H&E Equipment Services, Inc.	280,843	13,643,353
#*	Hawaiian Holdings, Inc.	49,838	577,622
#*	Hayward Holdings, Inc.	167,810	2,241,942
	Healthcare Services Group, Inc.	323,491	4,079,221
#	Heartland Express, Inc.	210,677	3,444,569
	Heidrick & Struggles International, Inc.	138,660	3,781,258
	Helios Technologies, Inc.	244,713	15,465,862
	Herc Holdings, Inc.	55,465	7,422,881
*	Heritage-Crystal Clean, Inc.	112,881	5,200,428
#	Hillenbrand, Inc.	89,764	4,662,342
*	Hillman Solutions Corp.	128,527	1,264,706
	HireQuest, Inc.	878	21,959
#*	HireRight Holdings Corp.	19,520	209,059
#	HNI Corp.	192,793	5,608,348
*	Hub Group, Inc., Class A	196,714	17,729,833
*	Hudson Global, Inc.	3,195	71,951
#*	Hudson Technologies, Inc.	173,327	1,575,542
#	Hurco Cos., Inc.	53,420	1,244,152
*	Huron Consulting Group, Inc.	170,273	16,102,718
	Hyster-Yale Materials Handling, Inc.	96,179	4,593,509
*	IBEX Holdings Ltd.	62,416	1,238,958
	ICF International, Inc.	129,423	15,218,851
*	IES Holdings, Inc.	156,480	8,969,434
#*	Innodata, Inc.	45,069	578,235
*	Innovative Solutions & Support, Inc.	137,613	1,085,767
#	Insteel Industries, Inc.	156,860	5,058,735
	Interface, Inc.	252,933	2,471,155
*	Janus International Group, Inc.	289,414	3,305,108
*	JELD-WEN Holding, Inc.	299,646	5,336,695
*	JetBlue Airways Corp.	445,144	3,458,769
	Kadant, Inc.	84,503	18,831,494
	Kaman Corp.	203,090	4,648,730
	Karat Packaging, Inc.	4,702	95,592
	Kelly Services, Inc., Class A	310,302	5,684,733
	Kennametal, Inc.	350,000	10,668,000
#	Kforce, Inc.	169,253	10,737,410
	Korn Ferry	115,536	6,086,436
*	Kratos Defense & Security Solutions, Inc.	580,592	8,761,133
*	L B Foster Co., Class A	98,654	1,383,129
*	Limbach Holdings, Inc.	97,186	2,567,654
	Lindsay Corp.	81,445	10,793,906
*	Liquidity Services, Inc.	205,898	3,454,968
*	LS Starrett Co., Class A	10,210	119,559
	LSI Industries, Inc.	239,767	3,021,064
	Luxfer Holdings PLC	110,318	1,396,626
*	Manitex International, Inc.	47,126	236,573
*	Manitowoc Co., Inc.	164,078	2,973,093

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Marten Transport Ltd.	621,259	$14,077,729
#*	Masonite International Corp.	108,242	11,316,701
*	Mastech Digital, Inc.	59,786	638,514
*	Matrix Service Co.	152,479	965,192
#	Matson, Inc.	225,848	21,107,754
	Matthews International Corp., Class A	152,567	7,002,825
*	Mayville Engineering Co., Inc.	13,670	165,270
	McGrath RentCorp	184,266	17,759,557
#*	Mercury Systems, Inc.	118,609	4,504,770
	Miller Industries, Inc.	87,308	3,312,466
	MillerKnoll, Inc.	98,858	1,934,651
*	Mistras Group, Inc.	72,782	563,333
#*	Montrose Environmental Group, Inc.	126,620	5,124,311
	Moog, Inc., Class A	67,015	7,066,062
*	MRC Global, Inc.	435,958	4,921,966
	Mueller Water Products, Inc., Class A	903,193	14,532,375
*	MYR Group, Inc.	136,039	19,393,720
#	National Presto Industries, Inc.	31,070	2,433,092
	NL Industries, Inc.	55,342	320,984
#*	Northwest Pipe Co.	91,196	2,971,166
*	NOW, Inc.	512,805	5,840,849
*	NV5 Global, Inc.	68,516	7,505,928
#	Omega Flex, Inc.	92,135	8,247,925
*	OPENLANE, Inc.	533,580	8,377,206
*	Orion Group Holdings, Inc.	177,528	665,730
	P&F Industries, Inc., Class A	2,656	20,159
*	PAM Transportation Services, Inc.	163,228	4,221,076
	Pangaea Logistics Solutions Ltd.	67,554	470,851
	Park Aerospace Corp.	149,415	2,171,000
	Park-Ohio Holdings Corp.	117,622	2,266,576
*	Patriot Transportation Holding, Inc.	31,961	263,359
#*	Performant Financial Corp.	74,883	229,891
#*	Perma-Fix Environmental Services, Inc.	4,843	47,413
*	Perma-Pipe International Holdings, Inc.	55,119	449,220
*	PGT Innovations, Inc.	440,554	12,604,250
#	Pitney Bowes, Inc.	698,986	2,754,005
#*	Planet Labs PBC	46,206	171,886
	Powell Industries, Inc.	112,544	6,840,424
	Preformed Line Products Co.	51,179	8,880,068
	Primoris Services Corp.	361,141	11,469,838
*	Proto Labs, Inc.	114,178	3,785,001
*	Quad/Graphics, Inc.	361,051	2,137,422
	Quanex Building Products Corp.	278,645	7,841,070
#*	Quest Resource Holding Corp.	1,700	11,254
*	Radiant Logistics, Inc.	221,650	1,706,705
#*	RCM Technologies, Inc.	15,580	316,430
*	Resideo Technologies, Inc.	323,612	6,058,017
	Resources Connection, Inc.	227,515	3,635,690
	REV Group, Inc.	257,651	3,331,427
	Rush Enterprises, Inc., Class A	245,524	15,880,492
#	Rush Enterprises, Inc., Class B	135,663	9,321,405
*	Servotronics, Inc.	24,804	277,326
#	Shyft Group, Inc.	272,634	3,934,109
*	SIFCO Industries, Inc.	45,608	110,371
*	SkyWest, Inc.	213,560	9,394,504
*	SP Plus Corp.	178,296	6,855,481
#	Spirit Airlines, Inc.	249,718	4,569,839
*	SPX Technologies, Inc.	221,779	18,764,721
	Standex International Corp.	87,438	12,990,664

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Steelcase, Inc., Class A	327,563	$2,807,215
#*	Sterling Check Corp.	35,646	428,108
*	Sterling Infrastructure, Inc.	144,036	8,640,720
#*	TaskUS, Inc., Class A	81,495	982,830
#	Tecnoglass, Inc.	194,636	9,163,463
	Tennant Co.	138,250	11,093,180
#	Terex Corp.	171,708	10,067,240
#	Textainer Group Holdings Ltd.	264,433	10,868,196
*	Thermon Group Holdings, Inc.	155,845	4,302,880
*	Titan International, Inc.	374,549	4,678,117
*	Titan Machinery, Inc.	116,555	3,720,436
#*	TPI Composites, Inc.	18,958	112,611
#*	Transcat, Inc.	44,874	3,764,031
	Trinity Industries, Inc.	358,905	9,410,489
*	Triumph Group, Inc.	277,005	3,504,113
*	TrueBlue, Inc.	278,083	4,157,341
	TTEC Holdings, Inc.	98,116	3,379,115
#*	Tutor Perini Corp.	225,294	1,903,734
*	Twin Disc, Inc.	88,449	1,149,837
#*††	U.S. Airways Group, Inc.	5,375	0
*	Ultralife Corp.	93,981	769,704
	Universal Logistics Holdings, Inc.	107,747	3,349,854
#*	V2X, Inc.	57,198	2,943,409
#	Veritiv Corp.	173,696	24,340,020
*	Verra Mobility Corp.	447,846	9,400,288
*	Viad Corp.	34,187	964,415
#*	Vicor Corp.	72,418	6,682,009
*	Virco Mfg. Corp.	133,476	593,968
#	VSE Corp.	75,217	4,042,914
#	Wabash National Corp.	457,466	10,832,795
#	Werner Enterprises, Inc.	163,849	7,704,180
#*	Willdan Group, Inc.	47,861	965,835
#*	Willis Lease Finance Corp.	74,923	3,168,494
TOTAL INDUSTRIALS			1,433,415,957
INFORMATION TECHNOLOGY — (10.6%)
	A10 Networks, Inc.	411,676	6,389,212
*	ACI Worldwide, Inc.	386,022	8,951,850
	Adeia, Inc.	465,019	5,589,528
#	ADTRAN Holdings, Inc.	28,221	274,590
	Advanced Energy Industries, Inc.	58,288	7,296,492
#*	Aehr Test Systems	125,336	6,537,526
*	Agilysys, Inc.	187,965	13,839,863
*	Airgain, Inc.	46,376	220,286
#*	Alarm.com Holdings, Inc.	158,118	8,729,695
*	Alithya Group, Inc., Class A	97,433	185,123
*	Alkami Technology, Inc.	90,959	1,535,388
*	Alpha & Omega Semiconductor Ltd.	192,304	6,322,956
#*	Ambarella, Inc.	97,444	8,128,778
	American Software, Inc., Class A	224,960	2,593,789
*	Amplitude, Inc., Class A	62,913	728,533
*	Amtech Systems, Inc.	73,679	792,049
*	Arlo Technologies, Inc.	270,584	3,073,834
*	AstroNova, Inc.	59,126	841,363
#*	AvePoint, Inc.	108,482	672,588
*	Aviat Networks, Inc.	26,743	817,534
*	Avid Technology, Inc.	263,944	6,292,425
*	Aware, Inc.	106,294	182,826
#*	Axcelis Technologies, Inc.	132,635	26,590,665

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	AXT, Inc.	228,756	$711,431
	Badger Meter, Inc.	121,683	20,033,889
	Bel Fuse, Inc., Class A	33,047	1,783,216
	Bel Fuse, Inc., Class B	83,530	4,481,384
	Belden, Inc.	204,344	19,747,804
	Benchmark Electronics, Inc.	296,235	7,853,190
	BK Technologies Corp.	6,841	97,758
*	Blackbaud, Inc.	109,289	8,245,855
*	Braze, Inc., Class A	16,213	737,043
*	Brightcove, Inc.	58,415	262,283
*	Calix, Inc.	288,495	13,014,009
*	Cambium Networks Corp.	105,691	1,712,194
#*	Cerence, Inc.	172,161	4,787,797
*	CEVA, Inc.	159,265	4,325,637
#*	Clearfield, Inc.	10,284	480,674
#	Climb Global Solutions, Inc.	32,917	1,592,524
#*	Cognyte Software Ltd.	10,134	54,926
*	Cohu, Inc.	288,294	12,584,033
*	CommVault Systems, Inc.	116,269	9,060,843
*	Computer Task Group, Inc.	250,505	1,981,495
#	Comtech Telecommunications Corp.	110,185	1,119,480
*	Consensus Cloud Solutions, Inc.	61,397	1,989,877
#*	CoreCard Corp.	5,645	135,649
*	Corsair Gaming, Inc.	316,162	5,842,674
	Crane NXT Co.	79,968	4,730,107
	CSP, Inc.	49,891	639,603
	CTS Corp.	254,031	11,337,404
*	CVD Equipment Corp.	38,740	307,596
*	Daktronics, Inc.	149,925	1,077,961
*	Data I/O Corp.	58,084	263,701
#*	Digi International, Inc.	236,834	9,930,450
#*	Digimarc Corp.	4,243	125,593
#*»	Digital Turbine, Inc.	122,769	1,330,816
#*	E2open Parent Holdings, Inc.	533,106	2,745,496
#	Ebix, Inc.	144,318	4,468,085
*	eGain Corp.	142,688	1,051,611
*	Electro-Sensors, Inc.	4,550	19,611
#*	EngageSmart, Inc.	147,981	2,805,720
#*	Envestnet, Inc.	76,441	4,737,813
*	ePlus, Inc.	206,398	11,630,527
*	Everbridge, Inc.	82,959	2,558,456
*	EverCommerce, Inc.	3,049	35,612
#*	Everspin Technologies, Inc.	48,999	470,880
*	Extreme Networks, Inc.	617,687	16,424,297
*	Fabrinet	29,611	3,661,104
#*	FARO Technologies, Inc.	83,899	1,391,884
#*	Fastly, Inc., Class A	607,756	11,164,478
*	FormFactor, Inc.	482,486	17,929,180
	Frequency Electronics, Inc.	67,479	466,280
#*	Genasys, Inc.	6,763	18,869
*	Grid Dynamics Holdings, Inc.	219,561	2,287,826
*	GSI Technology, Inc.	109,637	481,306
#	Hackett Group, Inc.	317,440	7,380,480
#*	Harmonic, Inc.	861,681	12,856,281
#*	Ichor Holdings Ltd.	126,644	4,903,656
*	Identiv, Inc.	22,887	176,459
#	Immersion Corp.	143,019	1,009,714
#*	indie Semiconductor, Inc., Class A	121,953	1,156,114
#*	Infinera Corp.	15,047	67,711

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Information Services Group, Inc.	152,159	$783,619
#*	Insight Enterprises, Inc.	123,515	18,118,415
*	Intapp, Inc.	761	31,247
#	InterDigital, Inc.	129,352	11,989,637
#*	inTEST Corp.	81,789	1,730,655
#*	Intevac, Inc.	126,387	452,465
#*	IonQ, Inc.	19,907	383,210
*	Issuer Direct Corp.	2,236	47,739
*	Iteris, Inc.	189,753	789,372
*	Itron, Inc.	169,551	13,338,577
#*	Jamf Holding Corp.	223,923	4,863,608
*	JFrog Ltd.	215,527	6,631,766
*	Key Tronic Corp.	19,708	115,292
*	Kimball Electronics, Inc.	183,859	5,365,006
*	Knowles Corp.	661,343	12,082,737
#	Kulicke & Soffa Industries, Inc.	372,420	22,300,510
*	KVH Industries, Inc.	98,481	842,997
*	Kyndryl Holdings, Inc.	327,418	4,472,530
#*	Lantronix, Inc.	81,470	366,615
*	LGL Group, Inc.	51,187	247,745
*	LiveRamp Holdings, Inc.	292,799	8,356,483
#*	Luna Innovations, Inc.	160,186	1,448,081
*	Magnachip Semiconductor Corp.	193,500	1,789,875
*	Matterport, Inc.	201,430	682,848
*	MaxLinear, Inc.	317,729	7,838,374
#*	MeridianLink, Inc.	84,099	1,878,772
	Methode Electronics, Inc.	274,986	9,250,529
#*	Mirion Technologies, Inc.	191,347	1,444,670
#*	Mitek Systems, Inc.	168,936	1,724,837
#*	Model N, Inc.	137,349	4,576,469
#*	M-Tron Industries, Inc.	25,593	293,296
*	N-able, Inc.	604,107	8,499,785
#	Napco Security Technologies, Inc.	371,440	13,921,571
*	nCino, Inc.	5,217	168,770
*	NCR Corp.	31,966	859,246
*	Neonode, Inc.	4,229	17,720
*	NETGEAR, Inc.	135,027	1,841,768
*	NetScout Systems, Inc.	424,006	11,850,968
#*	NetSol Technologies, Inc.	29,140	67,313
#	Network-1 Technologies, Inc.	41,388	91,054
*	nLight, Inc.	173,826	2,503,094
#	NVE Corp.	26,844	2,126,313
#*	Olo, Inc., Class A	455,399	3,579,436
#	ON24, Inc.	175,718	1,555,104
#*	OneSpan, Inc.	164,270	2,257,070
*	Optical Cable Corp.	27,967	103,198
*	OSI Systems, Inc.	130,061	15,507,173
#*	PAR Technology Corp.	117,330	4,058,445
	PC Connection, Inc.	152,870	7,400,437
	PCTEL, Inc.	112,258	555,677
*	PDF Solutions, Inc.	170,662	7,848,745
#*	Perficient, Inc.	165,810	10,577,020
	PFSweb, Inc.	13,759	62,466
*	Photronics, Inc.	339,230	8,972,633
*	Plexus Corp.	205,049	20,195,276
#*	Powerfleet, Inc.	54,086	146,573
#	Progress Software Corp.	298,601	17,933,976
*	Q2 Holdings, Inc.	124,544	4,417,576
*	Rambus, Inc.	114,106	7,144,177

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Red Violet, Inc.	1,887	$39,080
*	RF Industries Ltd.	63,848	241,345
#*	Ribbon Communications, Inc.	302,498	961,944
#	Richardson Electronics Ltd.	103,699	1,431,046
#*	Rimini Street, Inc.	293,552	798,461
*	Rogers Corp.	78,895	13,302,486
*	Sanmina Corp.	275,638	16,940,711
	Sapiens International Corp. NV	241,724	6,512,045
*	ScanSource, Inc.	243,771	7,335,069
*	SecureWorks Corp., Class A	41,824	321,208
#*	SiTime Corp.	12,881	1,661,778
#*	SMART Global Holdings, Inc.	302,404	8,043,946
*	SmartRent, Inc.	11,296	44,958
*	SolarWinds Corp.	515,354	5,431,831
#*	SoundThinking, Inc.	40,308	915,798
*	Sprinklr, Inc., Class A	7,993	112,222
#*	Squarespace, Inc., Class A	24,439	809,908
††	SRAX, Inc.	29,242	2,924
*	Stratasys Ltd.	296,573	5,376,868
*	Super Micro Computer, Inc.	11,624	3,839,058
*	Synaptics, Inc.	26,805	2,420,760
#*	TransAct Technologies, Inc.	75,004	598,532
*	Trio-Tech International	2,853	16,262
#*	TSR, Inc.	51,284	385,143
*	TTM Technologies, Inc.	746,559	10,720,587
#*	Turtle Beach Corp.	63,770	717,412
*	Ultra Clean Holdings, Inc.	267,586	10,195,027
#*	Unisys Corp.	243,964	1,327,164
*	Varonis Systems, Inc., Class B	111,751	3,207,254
#*	Veeco Instruments, Inc.	337,766	9,511,491
*	Verint Systems, Inc.	131,367	4,909,185
*	Vertex, Inc., Class A	119,843	2,487,941
*	Viant Technology, Inc., Class A	3,501	16,945
#*	Viasat, Inc.	47,774	1,478,128
#*	Viavi Solutions, Inc.	394,452	4,287,693
#	Vishay Intertechnology, Inc.	316,173	8,900,270
#*	Vishay Precision Group, Inc.	106,087	3,968,715
	Vontier Corp.	63,350	1,959,415
*	Wireless Telecom Group, Inc.	9,852	20,886
#	Xerox Holdings Corp.	548,523	8,765,398
*	Xperi, Inc.	99,160	1,300,979
TOTAL INFORMATION TECHNOLOGY			830,683,672
MATERIALS — (4.9%)
	AdvanSix, Inc.	151,639	6,082,240
#	Alpha Metallurgical Resources, Inc.	65,382	11,325,470
*	Alto Ingredients, Inc.	41,853	168,249
*	American Biltrite, Inc.	127	15,304
	American Vanguard Corp.	180,794	3,265,140
#*	Ampco-Pittsburgh Corp.	13,633	49,351
	Arch Resources, Inc.	79,113	10,161,274
*	Arconic Corp.	83,786	2,504,363
*	Ascent Industries Co.	60,117	548,868
#*	ATI, Inc.	329,117	15,692,298
*	Bioceres Crop Solutions Corp.	15,939	205,454
	Caledonia Mining Corp. PLC	4,071	47,956
	Carpenter Technology Corp.	256,503	15,354,270
#*	Century Aluminum Co.	804,592	7,482,706
	Chase Corp.	73,821	9,293,326

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Clearwater Paper Corp.	104,989	$3,383,795
#*	Coeur Mining, Inc.	1,459,501	4,495,263
	Compass Minerals International, Inc.	179,442	6,795,468
*	Core Molding Technologies, Inc.	45,561	1,098,931
#*	Dakota Gold Corp.	13,824	40,643
#*	Ecovyst, Inc.	538,162	6,614,011
#*	Ferroglobe PLC	687,616	3,726,879
	Fortitude Gold Corp.	56,138	366,581
	Friedman Industries, Inc.	73,974	1,315,997
#	FutureFuel Corp.	201,593	1,959,484
	Glatfelter Corp.	196,925	669,545
	Greif, Inc., Class A	95,064	7,031,884
#	Greif, Inc., Class B	19,583	1,548,428
	Hawkins, Inc.	197,821	9,248,132
#	Haynes International, Inc.	71,960	3,609,514
#	Hecla Mining Co.	1,649,006	9,498,275
#††	IKONICS Corp.	1,808	6,057
*	Ingevity Corp.	118,278	7,572,158
	Innospec, Inc.	180,162	19,302,557
#*	Intrepid Potash, Inc.	57,666	1,585,815
#	Kaiser Aluminum Corp.	121,347	9,853,376
	Koppers Holdings, Inc.	128,414	4,913,120
#	Kronos Worldwide, Inc.	264,888	2,476,703
#*	LSB Industries, Inc.	265,854	2,969,589
	Materion Corp.	151,333	18,029,814
#	Mativ Holdings, Inc.	182,199	2,867,812
#	Mercer International, Inc.	297,099	2,644,181
	Minerals Technologies, Inc.	187,797	11,521,346
	Myers Industries, Inc.	308,235	6,044,488
	NewMarket Corp.	5,611	2,534,489
#	Nexa Resources SA	14,356	71,636
	Northern Technologies International Corp.	76,828	956,509
*	O-I Glass, Inc.	573,987	13,178,741
	Olympic Steel, Inc.	91,634	5,112,261
#	Orion SA	257,980	5,654,922
	Pactiv Evergreen, Inc.	302,078	2,600,892
#*	Piedmont Lithium, Inc.	23,360	1,281,530
#	Quaker Chemical Corp.	16,435	3,293,245
	Ramaco Resources, Inc., Class A	66,104	608,157
	Ramaco Resources, Inc., Class B	918	13,063
*	Ranpak Holdings Corp.	106,687	683,864
#*	Rayonier Advanced Materials, Inc.	285,372	1,349,810
»††	Resolute Forest Products, Inc.	332,327	355,590
	Ryerson Holding Corp.	197,907	8,409,068
	Schnitzer Steel Industries, Inc., Class A	235,509	8,527,781
	Sensient Technologies Corp.	56,003	3,586,432
*	Smith-Midland Corp.	560	13,390
#*	Standard Lithium Ltd.	5,351	24,882
	Stepan Co.	163,210	15,638,782
	SunCoke Energy, Inc.	412,466	3,662,698
#	Sylvamo Corp.	218,073	10,700,842
*	TimkenSteel Corp.	342,359	7,976,965
#	Tredegar Corp.	148,175	1,025,371
	TriMas Corp.	329,648	8,491,732
	Trinseo PLC	101,712	1,792,165
#	Tronox Holdings PLC	617,401	8,205,259
#	United States Lime & Minerals, Inc.	58,620	12,052,858
*	Universal Stainless & Alloy Products, Inc.	45,031	720,946
#	Warrior Met Coal, Inc.	214,407	9,487,510

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Worthington Industries, Inc.	161,919	$12,082,396
TOTAL MATERIALS			383,479,901
REAL ESTATE — (1.0%)
#*	AMREP Corp.	66,750	1,202,168
*	Anywhere Real Estate, Inc.	481,301	4,033,302
*	CKX Lands, Inc.	15,043	152,611
#*	Compass, Inc., Class A	1,048,506	4,393,240
#*	Cushman & Wakefield PLC	192,401	1,891,302
*	Forestar Group, Inc.	122,727	3,617,992
*	FRP Holdings, Inc.	89,566	5,138,401
*	InterGroup Corp.	1,046	36,014
*»	JW Mays, Inc.	2,700	122,418
#	Kennedy-Wilson Holdings, Inc.	355,756	5,869,974
#	Marcus & Millichap, Inc.	284,742	10,444,337
#*	Maui Land & Pineapple Co., Inc.	67,761	1,010,317
	Newmark Group, Inc., Class A	453,827	3,140,483
#*	Opendoor Technologies, Inc.	235,567	1,203,747
*	Rafael Holdings, Inc., Class B	114,197	228,394
	RE/MAX Holdings, Inc., Class A	96,496	1,901,936
	RMR Group, Inc., Class A	68,618	1,618,013
#	St. Joe Co.	421,390	26,749,837
#	Stratus Properties, Inc.	55,387	1,571,883
*	Tejon Ranch Co.	117,681	2,072,362
TOTAL REAL ESTATE			76,398,731
UTILITIES — (2.0%)
	ALLETE, Inc.	47,151	2,707,882
	American States Water Co.	119,156	10,534,582
#	Artesian Resources Corp., Class A	52,046	2,371,216
	Atlantica Sustainable Infrastructure PLC	26,943	649,865
#	Avista Corp.	306,921	11,859,427
	California Water Service Group	247,671	13,131,516
	Chesapeake Utilities Corp.	123,935	14,654,074
#	Consolidated Water Co. Ltd.	90,999	1,779,940
	Genie Energy Ltd., Class B	210,566	2,823,690
	Global Water Resources, Inc.	52,357	664,934
	MGE Energy, Inc.	131,963	10,588,711
#	Middlesex Water Co.	128,045	10,297,379
#	Northwest Natural Holding Co.	175,738	7,551,462
	NorthWestern Corp.	146,007	8,245,015
#	Otter Tail Corp.	270,818	21,938,966
#*	Pure Cycle Corp.	93,696	1,154,335
#	RGC Resources, Inc.	24,596	494,872
#	SJW Group	182,599	12,865,926
#*	Sunnova Energy International, Inc.	516,388	9,119,412
	Unitil Corp.	116,438	6,059,434
	York Water Co.	96,999	4,008,969
TOTAL UTILITIES			153,501,607
TOTAL COMMON STOCKS			7,030,522,363
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	10,325	238,507

U.S. Micro Cap Portfolio
CONTINUED
		Shares	Value†

INDUSTRIALS — (0.0%)
π	WESCO International, Inc., Series A, 10.625%	55,524	$1,505,811
TOTAL PREFERRED STOCKS			1,744,318
TOTAL INVESTMENT SECURITIES (Cost $4,074,644,190)			7,032,266,681

TEMPORARY CASH INVESTMENTS — (0.8%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	60,485,569	60,485,569
SECURITIES LENDING COLLATERAL — (9.0%)
@§	The DFA Short Term Investment Fund	60,577,348	700,698,187
TOTAL INVESTMENTS — (100.0%)
(Cost $4,835,790,137)^^			$7,793,450,437
As of July 31, 2023, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	268	09/15/23	$58,127,802	$61,834,300	$3,706,498
Total Futures Contracts			$58,127,802	$61,834,300	$3,706,498
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$222,877,093	$247,273	—	$223,124,366
Consumer Discretionary	979,030,341	116,859	—	979,147,200
Consumer Staples	363,238,190	421,893	—	363,660,083
Energy	386,932,520	—	$52,423	386,984,943
Financials	1,343,096,253	587,669	—	1,343,683,922
Health Care	854,974,919	—	1,467,062	856,441,981
Industrials	1,433,345,677	—	70,280	1,433,415,957
Information Technology	829,349,932	1,330,816	2,924	830,683,672
Materials	383,118,254	—	361,647	383,479,901
Real Estate	76,276,313	122,418	—	76,398,731
Utilities	153,501,607	—	—	153,501,607
Preferred Stocks
Communication Services	238,507	—	—	238,507
Industrials	1,505,811	—	—	1,505,811
Temporary Cash Investments	60,485,569	—	—	60,485,569
Securities Lending Collateral	—	700,698,187	—	700,698,187
Futures Contracts**	3,706,498	—	—	3,706,498
TOTAL	$7,091,677,484	$703,525,115	$1,954,336^	$7,797,156,935
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

DFA Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.7%)
REAL ESTATE — (97.7%)
#	Acadia Realty Trust	614,333	$9,651,171
	Agree Realty Corp.	582,803	37,753,978
#	Alexander's, Inc.	16,036	3,100,881
	Alexandria Real Estate Equities, Inc.	1,037,083	130,340,591
#	Alpine Income Property Trust, Inc.	7,817	132,811
	American Assets Trust, Inc.	333,524	7,504,290
	American Homes 4 Rent, Class A	2,070,350	77,596,718
	American Tower Corp.	2,969,199	565,068,262
	Americold Realty Trust, Inc.	1,726,564	55,975,205
	Apartment Income REIT Corp.	956,865	33,050,117
	Apartment Investment & Management Co., Class A	829,357	6,908,544
#	Apple Hospitality REIT, Inc.	1,397,429	21,660,149
#*	Ashford Hospitality Trust, Inc.	228,693	914,772
	AvalonBay Communities, Inc.	895,974	169,025,495
*	Bluerock Homes Trust, Inc.	22,688	367,772
	Boston Properties, Inc.	951,106	63,372,193
#	Braemar Hotels & Resorts, Inc.	335,099	1,239,866
	Brandywine Realty Trust	1,112,616	5,618,711
	Brixmor Property Group, Inc.	1,921,001	43,683,563
	Broadstone Net Lease, Inc.	646,814	10,543,068
	BRT Apartments Corp.	51,530	1,003,289
	Camden Property Trust	664,979	72,542,559
#	CareTrust REIT, Inc.	640,048	13,306,598
#	CBL & Associates Properties, Inc.	4,344	94,569
#	Centerspace	97,193	6,038,601
	Chatham Lodging Trust	323,533	3,105,917
	City Office REIT, Inc.	290,087	1,586,776
	Clipper Realty, Inc.	84,924	543,514
	Community Healthcare Trust, Inc.	161,033	5,674,803
	Corporate Office Properties Trust	722,086	18,774,236
	Cousins Properties, Inc.	974,900	23,816,807
	Creative Media & Community Trust Corp.	24,221	110,690
	Crown Castle, Inc.	2,747,583	297,535,763
#	CTO Realty Growth, Inc.	126,658	2,216,515
	CubeSmart	1,417,651	61,469,347
	DiamondRock Hospitality Co.	1,349,343	11,469,415
	Digital Realty Trust, Inc.	1,838,317	229,091,064
	Diversified Healthcare Trust	40,546	84,741
#	Douglas Emmett, Inc.	1,092,193	16,055,237
#	Easterly Government Properties, Inc.	590,626	8,717,640
	EastGroup Properties, Inc.	276,915	49,063,800
	Elme Communities	566,457	9,204,926
#	Empire State Realty Trust, Inc., Class A	873,338	7,816,375
	EPR Properties	474,991	21,203,598
	Equinix, Inc.	590,273	478,073,908
	Equity Commonwealth	705,595	13,822,606
	Equity LifeStyle Properties, Inc.	1,106,954	78,792,986
	Equity Residential	2,271,241	149,765,632
#	Essential Properties Realty Trust, Inc.	954,902	23,442,844
	Essex Property Trust, Inc.	404,968	98,629,956
	Extra Space Storage, Inc.	1,332,665	186,000,054
	Federal Realty Investment Trust	462,905	46,994,116
	First Industrial Realty Trust, Inc.	824,553	42,629,390

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Four Corners Property Trust, Inc.	560,167	$14,732,392
#	Franklin Street Properties Corp., Class C	691,731	1,162,108
	Gaming & Leisure Properties, Inc.	1,672,628	79,382,925
	Getty Realty Corp.	274,233	8,863,211
#	Gladstone Commercial Corp.	262,586	3,492,394
	Global Medical REIT, Inc.	411,961	4,078,414
#	Global Net Lease, Inc.	669,872	7,160,932
	Global Self Storage, Inc.	43,975	223,833
	Healthcare Realty Trust, Inc., Class A	2,432,966	47,515,826
	Healthpeak Properties, Inc.	3,494,966	76,295,108
	Hersha Hospitality Trust, Class A	241,056	1,509,011
	Highwoods Properties, Inc.	677,483	17,119,995
	Host Hotels & Resorts, Inc.	4,533,627	83,418,737
#	Hudson Pacific Properties, Inc.	880,692	5,169,662
	Independence Realty Trust, Inc.	1,417,093	24,147,265
#	Industrial Logistics Properties Trust	436,888	1,852,405
	Innovative Industrial Properties, Inc.	12,445	986,017
	InvenTrust Properties Corp.	179,007	4,357,030
	Invitation Homes, Inc.	3,861,112	137,069,476
	Iron Mountain, Inc.	1,853,050	113,777,270
#	JBG SMITH Properties	649,335	10,863,375
	Kilroy Realty Corp.	680,670	24,299,919
	Kimco Realty Corp.	3,952,500	80,077,650
	Kite Realty Group Trust	1,409,165	32,241,695
	Lamar Advertising Co., Class A	560,067	55,278,613
	LTC Properties, Inc.	266,034	8,928,101
	LXP Industrial Trust	1,846,100	18,590,227
#	Macerich Co.	1,382,147	17,622,374
#	Medical Properties Trust, Inc.	3,828,159	38,626,124
	Mid-America Apartment Communities, Inc.	732,576	109,637,324
#	National Health Investors, Inc.	279,342	15,338,669
	National Storage Affiliates Trust	536,694	18,134,890
#	Necessity Retail REIT, Inc.	868,468	6,166,123
	NETSTREIT Corp.	339,386	6,071,616
#	NexPoint Residential Trust, Inc.	146,048	6,069,755
	NNN REIT, Inc.	1,148,918	49,035,820
#	Office Properties Income Trust	318,186	2,450,032
	Omega Healthcare Investors, Inc.	1,478,703	47,170,626
	One Liberty Properties, Inc.	114,669	2,342,688
	Orion Office REIT, Inc.	377,544	2,454,036
	Outfront Media, Inc.	931,760	14,405,010
	Paramount Group, Inc.	1,112,822	5,831,187
	Park Hotels & Resorts, Inc.	1,383,509	18,857,228
#	Pebblebrook Hotel Trust	791,748	12,232,507
#	Phillips Edison & Co., Inc.	121,244	4,281,126
#	Physicians Realty Trust	1,533,735	22,607,254
#	Piedmont Office Realty Trust, Inc., Class A	793,476	5,903,461
	Plymouth Industrial REIT, Inc.	220,604	5,023,153
#	Postal Realty Trust, Inc., Class A	18,994	286,240
	Prologis, Inc.	5,826,703	726,881,199
	Public Storage	997,232	280,970,116
	Realty Income Corp.	4,247,841	258,990,866
	Regency Centers Corp.	971,054	63,633,169
	Retail Opportunity Investments Corp.	811,173	11,948,578
#	Rexford Industrial Realty, Inc.	1,348,916	74,311,782
	RLJ Lodging Trust	1,018,312	10,488,614
	RPT Realty	561,071	6,098,842
	Ryman Hospitality Properties, Inc.	347,838	33,145,483
	Sabra Health Care REIT, Inc.	1,488,588	19,336,758

DFA Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Saul Centers, Inc.	103,478	$3,989,077
	SBA Communications Corp.	689,164	150,892,458
#	Service Properties Trust	1,065,184	9,043,412
	Simon Property Group, Inc.	2,063,204	257,075,218
	SITE Centers Corp.	1,199,451	16,852,287
#	SL Green Realty Corp.	411,986	15,535,992
*	Sotherly Hotels, Inc.	103,271	232,360
#*††	Spirit MTA REIT Escrow	433,542	0
	Spirit Realty Capital, Inc.	907,194	36,587,134
	STAG Industrial, Inc.	1,150,194	41,752,042
	Summit Hotel Properties, Inc.	689,527	4,440,554
	Sun Communities, Inc.	780,681	101,722,734
	Sunstone Hotel Investors, Inc.	1,307,336	13,321,754
	Tanger Factory Outlet Centers, Inc.	665,392	15,576,827
	Terreno Realty Corp.	518,936	30,793,662
	UDR, Inc.	1,973,137	80,661,841
	UMH Properties, Inc.	363,961	6,059,951
	Uniti Group, Inc.	1,544,579	8,618,751
	Universal Health Realty Income Trust	96,577	4,609,620
#	Urban Edge Properties	751,949	12,790,652
#	Urstadt Biddle Properties, Inc.	47,996	1,077,030
	Urstadt Biddle Properties, Inc., Class A	181,220	4,110,070
	Ventas, Inc.	2,548,297	123,643,370
*	Veris Residential, Inc.	540,206	10,091,048
	VICI Properties, Inc.	6,385,901	201,028,132
#	Vornado Realty Trust	1,047,235	23,541,843
	Welltower, Inc.	3,154,347	259,129,606
	Whitestone REIT	314,731	3,248,024
	WP Carey, Inc.	1,366,235	92,261,850
	Xenia Hotels & Resorts, Inc.	705,278	8,957,031
TOTAL REAL ESTATE			7,518,777,000

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.190%	73,477,613	73,477,613
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	9,256,125	107,065,600
TOTAL INVESTMENTS — (100.0%)
(Cost $5,015,521,277)^^			$7,699,320,213
As of July 31, 2023, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	284	09/15/23	$62,626,539	$65,525,900	$2,899,361
Total Futures Contracts			$62,626,539	$65,525,900	$2,899,361

DFA Real Estate Securities Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$7,518,777,000	—	—	$7,518,777,000
Temporary Cash Investments	73,477,613	—	—	73,477,613
Securities Lending Collateral	—	$107,065,600	—	107,065,600
Futures Contracts**	2,899,361	—	—	2,899,361
TOTAL	$7,595,153,974	$107,065,600	—	$7,702,219,574
** Valued at the unrealized appreciation/(depreciation) on the investment.

Large Cap International Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.8%)
AUSTRALIA — (6.3%)
	AGL Energy Ltd.	238,431	$1,954,069
*	Allkem Ltd.	207,455	2,076,959
	ALS Ltd.	260,134	2,057,481
	Altium Ltd.	49,349	1,269,869
	Alumina Ltd.	496,384	479,162
	AMP Ltd.	319,634	243,224
	Ampol Ltd.	168,994	3,742,648
	APA Group	246,263	1,656,641
	Aristocrat Leisure Ltd.	181,592	4,809,504
	ASX Ltd.	49,418	2,064,617
	Atlas Arteria Ltd.	328,878	1,390,217
	Aurizon Holdings Ltd.	1,431,424	3,668,472
	Australia & New Zealand Banking Group Ltd.	679,981	11,797,102
	Bendigo & Adelaide Bank Ltd.	285,791	1,799,698
#	BHP Group Ltd., Sponsored ADR	298,208	18,682,731
	BHP Group Ltd., Class DI	939,771	29,254,722
	BlueScope Steel Ltd.	331,528	4,889,059
	Brambles Ltd.	449,483	4,252,455
	carsales.com Ltd.	103,557	1,731,037
	Challenger Ltd.	285,128	1,378,141
	Cleanaway Waste Management Ltd.	1,014,244	1,882,515
	Cochlear Ltd.	14,133	2,273,608
	Coles Group Ltd.	337,836	4,131,260
	Commonwealth Bank of Australia	360,102	25,620,811
	Computershare Ltd.	163,878	2,763,844
	CSL Ltd.	85,188	15,343,734
	Domino's Pizza Enterprises Ltd.	21,374	707,163
	Endeavour Group Ltd.	434,126	1,774,419
	Evolution Mining Ltd.	1,253,978	3,148,059
#*	Flight Centre Travel Group Ltd.	46,867	737,568
	Fortescue Metals Group Ltd.	497,407	7,312,243
	Harvey Norman Holdings Ltd.	254,276	646,894
	IDP Education Ltd.	71,309	1,195,025
	IGO Ltd.	189,504	1,770,775
	Iluka Resources Ltd.	286,860	1,981,332
	Incitec Pivot Ltd.	1,471,683	2,993,711
	Insurance Australia Group Ltd.	722,472	2,884,117
*	James Hardie Industries PLC, CDI	123,983	3,633,556
	JB Hi-Fi Ltd.	74,704	2,297,579
	Lendlease Corp. Ltd.	276,995	1,610,330
*	Liontown Resources Ltd.	281,335	510,872
	Lottery Corp. Ltd.	723,397	2,517,345
*	Lynas Rare Earths Ltd.	451,324	2,045,502
	Macquarie Group Ltd.	73,460	8,663,181
	Medibank Pvt Ltd.	861,686	2,034,359
	Mineral Resources Ltd.	62,861	3,037,241
	National Australia Bank Ltd.	730,123	13,986,272
	New Hope Corp. Ltd.	411,259	1,472,824
	Newcrest Mining Ltd.	369,122	6,620,922
*	NEXTDC Ltd.	186,339	1,599,256
	Northern Star Resources Ltd.	473,656	3,697,456
	Orica Ltd.	240,126	2,547,926
	Origin Energy Ltd.	629,025	3,581,058
	Pilbara Minerals Ltd.	642,828	2,103,041
	Pro Medicus Ltd.	25,539	1,182,791

Large Cap International Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Qantas Airways Ltd.	151,577	$665,994
	QBE Insurance Group Ltd.	514,132	5,458,488
	Qube Holdings Ltd.	798,076	1,579,691
	Ramsay Health Care Ltd.	59,456	2,356,137
#	REA Group Ltd.	13,480	1,429,061
	Reece Ltd.	78,480	1,036,318
	Rio Tinto Ltd.	126,517	10,018,221
	Santos Ltd.	1,712,720	9,216,125
	SEEK Ltd.	95,434	1,600,439
	Seven Group Holdings Ltd.	99,110	1,749,693
	Sonic Healthcare Ltd.	240,961	5,693,377
	South32 Ltd., ADR	6,560	86,133
	South32 Ltd.	2,794,649	7,358,857
	Steadfast Group Ltd.	330,415	1,296,300
	Suncorp Group Ltd.	459,146	4,399,543
	Technology One Ltd.	131,828	1,396,738
	Telstra Group Ltd.	1,190,618	3,407,800
	TPG Telecom Ltd.	149,090	503,316
	Transurban Group	584,482	5,643,199
	Treasury Wine Estates Ltd.	179,001	1,354,801
Ω	Viva Energy Group Ltd.	713,962	1,514,732
	Wesfarmers Ltd.	328,349	10,970,840
	Westpac Banking Corp.	748,445	11,249,776
	Whitehaven Coal Ltd.	770,818	3,601,652
	WiseTech Global Ltd.	22,059	1,273,886
#	Woodside Energy Group Ltd., ADR	68,532	1,768,126
	Woodside Energy Group Ltd.	602,240	15,516,846
	Woolworths Group Ltd.	362,823	9,422,090
	Worley Ltd.	155,915	1,824,770
*	Xero Ltd.	24,158	1,985,821
#	Yancoal Australia Ltd.	204,431	701,994
TOTAL AUSTRALIA			365,587,161
AUSTRIA — (0.2%)
	Erste Group Bank AG	153,759	5,811,455
	OMV AG	62,942	2,835,795
	Verbund AG	15,763	1,306,074
TOTAL AUSTRIA			9,953,324
BELGIUM — (0.9%)
	Ageas SA	155,755	6,593,598
	Anheuser-Busch InBev SA	249,680	14,283,105
*	Argenx SE, ADR	1,689	852,067
*	Argenx SE	4,901	2,468,337
	D'ieteren Group	5,987	1,045,607
	Elia Group SA	12,062	1,485,134
	KBC Group NV	174,346	13,122,114
	Solvay SA	75,700	9,091,437
	UCB SA	31,373	2,777,993
	Umicore SA	114,914	3,403,192
TOTAL BELGIUM			55,122,584
CANADA — (10.4%)
#	Agnico Eagle Mines Ltd.	223,313	11,704,673
*	Air Canada	59,992	1,105,529
	Alamos Gold, Inc., Class A	104,426	1,289,661
#	Algonquin Power & Utilities Corp.	212,468	1,754,929
	Alimentation Couche-Tard, Inc.	256,932	13,007,834

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	AltaGas Ltd.	153,726	$3,034,534
	ARC Resources Ltd.	519,626	7,849,657
#	Bank of Montreal	184,113	17,107,967
	Bank of Nova Scotia	337,511	16,996,084
	Barrick Gold Corp.	389,664	6,766,516
	BCE, Inc.	24,809	1,072,245
*	Bombardier, Inc., Class B	31,300	1,566,602
	Brookfield Asset Management Ltd., Class A	17,028	574,375
	Brookfield Corp.	92,109	3,215,258
#	Brookfield Corp., Class A	152,021	5,305,533
	Brookfield Infrastructure Corp., Class A	33,473	1,563,835
	Brookfield Reinsurance Ltd.	1	35
	BRP, Inc.	15,900	1,463,875
*	CAE, Inc.	121,074	2,766,505
#	Cameco Corp.	91,432	3,214,749
#	Canadian Imperial Bank of Commerce	264,632	11,658,393
#	Canadian National Railway Co.	154,978	18,786,799
	Canadian Natural Resources Ltd.	373,031	22,680,534
	Canadian Pacific Kansas City Ltd.	153,532	12,633,351
#	Canadian Tire Corp. Ltd., Class A	38,617	5,303,852
	Canadian Utilities Ltd., Class A	47,572	1,184,745
	Capital Power Corp.	36,989	1,154,004
	CCL Industries, Inc., Class B	61,915	2,968,389
	Cenovus Energy, Inc.	492,843	9,373,807
*	CGI, Inc.	64,200	6,522,174
	Colliers International Group, Inc.	9,138	925,497
	Constellation Software, Inc.	6,143	12,978,540
*	Descartes Systems Group, Inc.	23,066	1,798,152
	Dollarama, Inc.	66,100	4,354,033
	Element Fleet Management Corp.	209,536	3,379,844
#	Emera, Inc.	67,612	2,742,628
	Empire Co. Ltd., Class A	112,841	3,064,374
#	Enbridge, Inc.	385,145	14,172,115
	Endeavour Mining PLC	128,600	3,107,114
	Fairfax Financial Holdings Ltd.	11,081	8,840,599
	First Quantum Minerals Ltd.	287,448	8,525,448
	FirstService Corp.	22,522	3,527,337
#	Fortis, Inc.	111,644	4,759,050
	Franco-Nevada Corp.	27,970	4,079,145
	George Weston Ltd.	22,948	2,642,592
	GFL Environmental, Inc.	44,208	1,509,261
	Gildan Activewear, Inc.	98,507	3,063,568
	Great-West Lifeco, Inc.	98,127	2,959,474
#Ω	Hydro One Ltd.	67,923	1,916,153
	iA Financial Corp., Inc.	78,667	5,450,284
#	IGM Financial, Inc.	46,148	1,438,002
	Imperial Oil Ltd.	89,261	4,812,953
	Intact Financial Corp.	55,685	8,226,591
*	Ivanhoe Mines Ltd., Class A	133,750	1,417,984
#	Keyera Corp.	117,700	2,946,405
	Kinross Gold Corp.	748,885	3,731,221
	Loblaw Cos. Ltd.	57,128	5,068,823
	Lundin Mining Corp.	485,351	4,339,505
#	Magna International, Inc.	180,360	11,602,559
#	Manulife Financial Corp.	423,438	8,466,793
*	MEG Energy Corp.	254,802	4,542,824
	Metro, Inc.	94,918	5,108,518
	National Bank of Canada	160,514	12,571,862
	Northland Power, Inc.	118,319	2,288,945

Large Cap International Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Nutrien Ltd.	205,816	$14,178,903
*	Nuvei Corp.	8,822	300,918
	Onex Corp.	42,459	2,607,784
	Open Text Corp.	107,559	4,619,671
#	Pan American Silver Corp.	44,938	758,553
	Parkland Corp.	41,328	1,128,595
	Pembina Pipeline Corp.	271,915	8,613,084
	Quebecor, Inc., Class B	78,607	1,924,266
#	RB Global, Inc.	60,734	3,918,871
	Restaurant Brands International, Inc.	87,030	6,662,755
	Rogers Communications, Inc., Class B	127,012	5,561,040
	Royal Bank of Canada	443,326	43,949,104
	Saputo, Inc.	72,384	1,528,207
*	Shopify, Inc., Class A	142,637	9,639,167
	Stantec, Inc.	53,716	3,637,689
	Sun Life Financial, Inc.	126,670	6,664,109
	Suncor Energy, Inc.	535,689	16,761,709
	TC Energy Corp.	246,528	8,842,353
	Teck Resources Ltd., Class B	348,218	15,471,326
	TELUS Corp.	78,760	1,402,408
	TFI International, Inc.	27,939	3,585,971
	Thomson Reuters Corp.	27,037	3,656,214
	TMX Group Ltd.	108,405	2,408,726
	Toromont Industries Ltd.	47,649	4,059,732
	Toronto-Dominion Bank	495,439	32,670,548
	Tourmaline Oil Corp.	200,486	10,390,333
	Waste Connections, Inc.	52,564	7,421,739
	West Fraser Timber Co. Ltd.	72,167	6,080,274
#	Wheaton Precious Metals Corp.	78,871	3,535,787
	Whitecap Resources, Inc.	591,209	4,721,064
	WSP Global, Inc.	38,183	5,259,881
TOTAL CANADA			605,945,418
CHINA — (0.0%)
Ω	BOC Aviation Ltd.	9,900	82,983
DENMARK — (2.7%)
	AP Moller - Maersk AS, Class A	764	1,536,118
	AP Moller - Maersk AS, Class B	953	1,957,659
	Carlsberg AS, Class B	47,483	7,121,601
	Chr Hansen Holding AS	50,387	3,807,425
	Coloplast AS, Class B	47,386	5,890,383
*	Danske Bank AS	261,093	6,199,669
*	Demant AS	52,005	2,069,527
	DSV AS	47,095	9,425,592
*	Genmab AS	19,673	8,109,202
	Novo Nordisk AS, Sponsored ADR	45,587	7,344,066
	Novo Nordisk AS, Class B	461,515	74,420,306
	Novozymes AS, Class B	79,373	3,980,817
Ω	Orsted AS	37,774	3,287,073
	Pandora AS	77,425	7,744,971
	Rockwool AS, Class A	43	11,508
	Rockwool AS, Class B	4,931	1,326,237
	Tryg AS	132,631	2,618,640
*	Vestas Wind Systems AS	296,791	7,938,108
TOTAL DENMARK			154,788,902

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FINLAND — (1.0%)
	Elisa Oyj	79,278	$4,135,569
	Fortum Oyj	185,688	2,513,704
	Kesko Oyj, Class A	57,974	1,161,313
	Kesko Oyj, Class B	169,381	3,389,092
	Kone Oyj, Class B	96,348	4,941,959
	Metso Oyj	357,940	4,067,654
	Neste Oyj	126,038	4,640,098
#	Nokia Oyj	1,718,223	6,754,397
#	Nokia Oyj, Sponsored ADR	224,074	882,852
	Nordea Bank Abp	747,679	8,462,977
	Sampo Oyj, Class A	128,051	5,642,776
	Stora Enso Oyj, Class R	289,596	3,550,233
	UPM-Kymmene Oyj	232,742	7,705,545
TOTAL FINLAND			57,848,169
FRANCE — (10.1%)
	Accor SA	81,247	3,065,614
	Aeroports de Paris	8,073	1,114,817
	Air Liquide SA	111,890	20,117,150
	Airbus SE	172,375	25,390,840
Ω	ALD SA	44,095	468,486
#	Alstom SA	149,327	4,572,430
Ω	Amundi SA	28,160	1,728,051
	Arkema SA	43,128	4,650,880
	AXA SA	416,283	12,796,060
	BioMerieux	15,138	1,625,054
	BNP Paribas SA	250,356	16,510,427
	Bollore SE	356,077	2,251,375
	Bouygues SA	161,160	5,773,000
	Bureau Veritas SA	173,714	4,770,845
	Capgemini SE	90,528	16,405,354
	Carrefour SA	349,424	6,985,381
	Cie de Saint-Gobain	232,802	15,744,714
	Cie Generale des Etablissements Michelin SCA	390,422	12,785,168
	Credit Agricole SA	281,798	3,498,628
	Danone SA	141,798	8,659,141
	Dassault Aviation SA	9,740	1,892,105
	Dassault Systemes SE	130,587	5,581,110
	Edenred	63,753	4,140,780
	Eiffage SA	77,712	8,084,965
	Engie SA	554,401	9,095,128
	EssilorLuxottica SA	53,305	10,723,643
	Eurazeo SE	3,039	185,560
	Eurofins Scientific SE	61,652	4,240,215
Ω	Euronext NV	28,334	2,156,605
	Getlink SE	135,102	2,374,737
	Hermes International	9,337	20,665,253
	Ipsen SA	29,135	3,671,791
	Kering SA	22,325	12,818,241
Ω	La Francaise des Jeux SAEM	49,664	1,896,041
	Legrand SA	82,444	8,265,399
	L'Oreal SA	60,975	28,360,046
	LVMH Moet Hennessy Louis Vuitton SE	80,391	74,664,550
	Orange SA, Sponsored ADR	20,823	235,508
	Orange SA	1,534,917	17,350,448
	Pernod Ricard SA	41,934	9,245,252
	Publicis Groupe SA	100,994	8,142,680
	Remy Cointreau SA	8,773	1,505,958
	Renault SA	118,494	5,204,450

Large Cap International Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Rexel SA	142,203	$3,430,257
	Safran SA	63,519	10,544,987
	Sanofi	216,767	23,125,683
	Sartorius Stedim Biotech	7,879	2,465,113
	Schneider Electric SE	112,526	20,071,992
	Societe Generale SA	324,830	8,834,315
	Sodexo SA	44,242	4,538,229
	Sodexo, Inc.	16,625	1,706,180
	STMicroelectronics NV	178,896	9,568,495
	STMicroelectronics NV	40,867	2,193,741
	Teleperformance	20,262	2,938,776
	Thales SA	34,475	5,157,108
	TotalEnergies SE, Sponsored ADR	18,895	1,149,761
	TotalEnergies SE	931,236	56,578,646
#	Veolia Environnement SA, ADR	34,172	558,370
	Veolia Environnement SA	106,407	3,464,500
	Vinci SA	140,071	16,450,973
	Vivendi SE	313,740	2,801,176
*Ω	Worldline SA	110,440	4,377,775
TOTAL FRANCE			589,369,957
GERMANY — (7.0%)
	Adidas AG	48,528	9,797,078
	Allianz SE	108,338	25,892,712
	Allianz SE, ADR	119,837	2,860,509
	BASF SE	252,610	13,542,674
	Bayer AG	362,228	21,184,334
	Bayerische Motoren Werke AG	112,134	13,674,738
	Beiersdorf AG	15,444	2,000,081
	Brenntag SE	113,353	8,794,449
	Carl Zeiss Meditec AG	10,715	1,241,661
	Commerzbank AG	510,277	6,103,667
	Continental AG	55,760	4,451,859
*Ω	Covestro AG	125,396	6,736,133
	CTS Eventim AG & Co. KGaA	12,972	885,287
	Daimler Truck Holding AG	233,437	8,760,958
*Ω	Delivery Hero SE	41,538	1,885,398
	Deutsche Bank AG	742,745	8,265,914
	Deutsche Boerse AG	52,231	10,007,539
*	Deutsche Lufthansa AG	346,934	3,499,266
	Deutsche Telekom AG	1,271,712	27,724,890
	Deutsche Wohnen SE	16,485	413,576
	DHL Group	335,704	17,262,978
Ω	DWS Group GmbH & Co. KGaA	17,259	605,908
	E.ON SE	651,175	8,237,572
	Evonik Industries AG	120,082	2,487,258
	Fresenius Medical Care AG & Co. KGaA	114,475	5,945,202
	Fresenius SE & Co. KGaA	205,170	6,438,674
	GEA Group AG	72,669	3,084,204
	Hannover Rueck SE	17,608	3,757,091
#Ω	Hapag-Lloyd AG	11,492	2,624,124
	Heidelberg Materials AG	86,106	6,978,706
	Hella GmbH & Co. KGaA	826	65,455
	Henkel AG & Co. KGaA	30,161	2,107,718
	Infineon Technologies AG	368,929	16,209,067
	Knorr-Bremse AG	33,758	2,374,467
	Mercedes-Benz Group AG	341,297	27,256,973
	Merck KGaA	26,704	4,692,559
	MTU Aero Engines AG	21,463	5,011,857

Large Cap International Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,532	$11,117,199
	Nemetschek SE	32,759	2,383,840
	Puma SE	47,463	3,207,610
*	QIAGEN NV	92,142	4,319,269
	Rational AG	2,164	1,619,879
	Rheinmetall AG	24,323	6,889,393
	RTL Group SA	27,409	1,183,934
	RWE AG	230,141	9,904,955
	SAP SE	154,573	21,085,544
	Siemens AG	176,127	30,019,464
*	Siemens Energy AG	188,562	3,194,548
Ω	Siemens Healthineers AG	48,068	2,792,910
	Symrise AG	25,445	2,779,402
*	Talanx AG	29,099	1,782,018
	Telefonica Deutschland Holding AG	1,005,777	2,709,945
	Volkswagen AG	13,157	2,102,695
	Vonovia SE	167,566	3,904,284
	Wacker Chemie AG	13,133	2,040,708
*Ω	Zalando SE	43,265	1,493,711
TOTAL GERMANY			407,393,844
HONG KONG — (2.0%)
	AIA Group Ltd.	3,249,000	32,505,386
	BOC Hong Kong Holdings Ltd.	945,000	2,884,180
Ω	Budweiser Brewing Co. APAC Ltd.	404,800	987,355
#*	Cathay Pacific Airways Ltd.	1,192,000	1,353,138
	Chow Tai Fook Jewellery Group Ltd.	663,800	1,158,933
	CK Asset Holdings Ltd.	663,986	3,845,190
	CK Hutchison Holdings Ltd.	713,962	4,403,237
	CK Infrastructure Holdings Ltd.	226,000	1,197,651
	CLP Holdings Ltd.	317,400	2,587,169
Ω	ESR Group Ltd.	764,400	1,340,410
*	Galaxy Entertainment Group Ltd.	329,000	2,401,544
	Hang Lung Properties Ltd.	1,105,000	1,724,405
	Hang Seng Bank Ltd.	169,400	2,589,373
	Henderson Land Development Co. Ltd.	572,571	1,769,913
	HK Electric Investments & HK Electric Investments Ltd.	801,500	499,199
	HKT Trust & HKT Ltd.	3,232,000	3,817,636
	Hong Kong & China Gas Co. Ltd.	4,349,661	3,731,389
	Hong Kong Exchanges & Clearing Ltd.	349,451	14,733,554
	MTR Corp. Ltd.	365,314	1,683,476
#	New World Development Co. Ltd.	813,215	2,011,057
	Power Assets Holdings Ltd.	277,707	1,455,524
	Prada SpA	167,500	1,192,236
*	Sands China Ltd.	427,600	1,647,334
	Sino Land Co. Ltd.	1,779,504	2,184,382
	SITC International Holdings Co. Ltd.	511,000	1,119,681
	Sun Hung Kai Properties Ltd.	274,108	3,441,869
	Swire Pacific Ltd., Class A	195,000	1,630,051
	Swire Pacific Ltd., Class B	375,000	502,271
	Swire Properties Ltd.	188,600	473,259
	Techtronic Industries Co. Ltd.	418,000	4,748,709
Ω	WH Group Ltd.	8,212,735	4,482,429
	Wharf Real Estate Investment Co. Ltd.	312,609	1,677,606
	Xinyi Glass Holdings Ltd.	1,218,000	2,026,869
TOTAL HONG KONG			113,806,415

Large Cap International Portfolio
CONTINUED
		Shares	Value»
IRELAND — (0.9%)
	AIB Group PLC	576,588	$2,712,075
	Bank of Ireland Group PLC	636,858	6,719,365
	CRH PLC, Sponsored ADR	303,700	18,313,110
*	Flutter Entertainment PLC	36,186	7,199,417
	Kerry Group PLC, Class A	32,177	3,158,575
	Kingspan Group PLC	61,981	4,974,814
	Smurfit Kappa Group PLC	181,890	7,197,573
TOTAL IRELAND			50,274,929
ISRAEL — (0.6%)
*	Airport City Ltd.	22,079	332,911
	Alony Hetz Properties & Investments Ltd.	55,963	470,175
	Amot Investments Ltd.	66,234	354,996
	Ashtrom Group Ltd.	33,311	501,734
	Azrieli Group Ltd.	7,368	419,275
	Bank Hapoalim BM	391,423	3,476,947
	Bank Leumi Le-Israel BM	497,245	3,969,317
	Bezeq The Israeli Telecommunication Corp. Ltd.	572,050	756,848
*	Big Shopping Centers Ltd.	2,966	278,950
*	Camtek Ltd.	2,396	110,744
	Delek Group Ltd.	8,300	1,172,461
	Elbit Systems Ltd.	5,040	1,070,385
	Electra Ltd.	961	423,104
	Energix-Renewable Energies Ltd.	57,459	210,274
*	Enlight Renewable Energy Ltd.	17,327	333,702
*	Fattal Holdings 1998 Ltd.	3,098	326,916
	First International Bank of Israel Ltd.	26,357	1,114,176
	Gav-Yam Lands Corp. Ltd.	14,388	103,300
	Harel Insurance Investments & Financial Services Ltd.	142,775	1,126,075
#	ICL Group Ltd.	191,591	1,275,707
	Israel Discount Bank Ltd., Class A	719,148	3,809,146
	Kenon Holdings Ltd.	3,175	83,474
	Matrix IT Ltd.	12,504	249,931
#	Maytronics Ltd.	15,520	211,388
	Melisron Ltd.	6,899	455,911
	Migdal Insurance & Financial Holdings Ltd.	4,581	5,665
	Mivne Real Estate KD Ltd.	148,767	392,210
	Mizrahi Tefahot Bank Ltd.	50,700	1,830,519
#*	Nice Ltd., Sponsored ADR	9,377	2,042,779
*	Nova Ltd.	10,161	1,263,053
*	OPC Energy Ltd.	20,000	142,433
*	Perion Network Ltd.	8,770	317,083
	Phoenix Holdings Ltd.	115,533	1,185,444
	Shapir Engineering & Industry Ltd.	32,809	233,873
*	Shufersal Ltd.	67,756	359,307
*	Strauss Group Ltd.	15,918	374,870
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	239,724	2,013,682
#*	Tower Semiconductor Ltd.	71,467	2,655,646
TOTAL ISRAEL			35,454,411
ITALY — (2.1%)
	Amplifon SpA	66,280	2,242,391
	Assicurazioni Generali SpA	265,633	5,658,120
	Banca Mediolanum SpA	96,969	942,240
	Banco BPM SpA	23,774	118,966
	Davide Campari-Milano NV	94,542	1,271,484
	DiaSorin SpA	2,884	323,562
	Enel SpA	2,157,960	14,879,559

Large Cap International Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Eni SpA	961,040	$14,672,070
	Ferrari NV	35,768	11,466,858
	FinecoBank Banca Fineco SpA	231,385	3,592,770
Ω	Infrastrutture Wireless Italiane SpA	91,240	1,144,222
	Intesa Sanpaolo SpA	3,246,212	9,386,965
	Leonardo SpA	73,472	994,765
	Mediobanca Banca di Credito Finanziario SpA	293,203	3,907,398
	Moncler SpA	56,996	4,113,607
*Ω	Nexi SpA	220,310	1,907,885
Ω	Poste Italiane SpA	160,848	1,837,445
	Prysmian SpA	90,379	3,603,875
	Recordati Industria Chimica e Farmaceutica SpA	54,779	2,828,792
	Snam SpA	506,687	2,663,534
	Stellantis NV	852,765	17,496,932
	Stellantis NV	26,989	554,624
*	Telecom Italia SpA	392,456	113,134
*	Telecom Italia SpA	3,694,641	1,035,921
*	Telecom Italia SpA, Sponsored ADR	53,165	150,909
	Tenaris SA	101,644	1,689,072
	Tenaris SA, ADR	24,326	814,678
	Terna - Rete Elettrica Nazionale	322,004	2,720,613
	UniCredit SpA	460,280	11,654,400
#	UnipolSai Assicurazioni SpA	244,332	627,871
TOTAL ITALY			124,414,662
JAPAN — (21.0%)
	ABC-Mart, Inc.	6,500	359,886
	Acom Co. Ltd.	211,300	519,474
	Advantest Corp.	58,100	8,035,802
	Aeon Co. Ltd.	212,200	4,595,962
	AEON Financial Service Co. Ltd.	13,800	123,997
	Aeon Mall Co. Ltd.	38,848	480,143
	AGC, Inc.	131,300	4,744,345
	Air Water, Inc.	175,500	2,471,685
	Aisin Corp.	82,800	2,690,594
	Ajinomoto Co., Inc.	124,400	4,847,232
	Alfresa Holdings Corp.	87,600	1,397,020
	Alps Alpine Co. Ltd.	116,400	1,028,854
	Amada Co. Ltd.	164,800	1,621,882
	Amvis Holdings, Inc.	2,100	42,632
*	ANA Holdings, Inc.	30,900	740,798
#	Aozora Bank Ltd.	25,417	522,718
	Asahi Group Holdings Ltd.	114,000	4,481,255
	Asahi Intecc Co. Ltd.	60,100	1,233,329
	Asahi Kasei Corp.	743,800	5,068,809
	Asics Corp.	37,500	1,182,944
	Astellas Pharma, Inc.	348,875	5,101,371
	Azbil Corp.	25,400	801,504
	Bandai Namco Holdings, Inc.	178,200	4,031,696
	Bank of Kyoto Ltd.	27,788	1,640,041
	BayCurrent Consulting, Inc.	33,000	1,065,726
	BIPROGY, Inc.	49,200	1,207,568
	Bridgestone Corp.	187,413	7,776,776
	Brother Industries Ltd.	177,600	2,768,414
	Calbee, Inc.	45,100	874,469
	Canon Marketing Japan, Inc.	28,600	750,586
	Canon, Inc., Sponsored ADR	22,768	588,780
	Canon, Inc.	205,100	5,300,888
	Capcom Co. Ltd.	48,600	2,185,396

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Casio Computer Co. Ltd.	7,500	$64,085
	Central Japan Railway Co.	28,945	3,688,555
	Chiba Bank Ltd.	198,137	1,393,170
	Chubu Electric Power Co., Inc.	146,800	1,839,080
	Chugai Pharmaceutical Co. Ltd.	183,900	5,473,092
*	Chugoku Electric Power Co., Inc.	105,508	732,173
	Coca-Cola Bottlers Japan Holdings, Inc.	10,660	122,764
	COMSYS Holdings Corp.	60,800	1,215,309
	Concordia Financial Group Ltd.	460,464	2,106,172
	Cosmo Energy Holdings Co. Ltd.	80,000	2,480,411
	Cosmos Pharmaceutical Corp.	8,800	1,016,816
	Credit Saison Co. Ltd.	117,400	1,877,282
	CyberAgent, Inc.	187,700	1,186,592
	Dai Nippon Printing Co. Ltd.	80,600	2,291,133
	Daicel Corp.	237,000	2,196,174
	Daifuku Co. Ltd.	79,947	1,709,838
	Dai-ichi Life Holdings, Inc.	274,565	5,609,833
	Daiichi Sankyo Co. Ltd.	217,538	6,700,085
	Daikin Industries Ltd.	67,500	13,648,413
	Daito Trust Construction Co. Ltd.	30,300	3,259,324
	Daiwa House Industry Co. Ltd.	228,500	6,210,381
	Daiwa Securities Group, Inc.	513,300	2,782,551
	Denso Corp.	97,100	6,760,829
	Dentsu Group, Inc.	94,582	3,164,844
	DIC Corp.	56,900	1,074,080
	Disco Corp.	28,200	5,300,918
	Dowa Holdings Co. Ltd.	43,140	1,393,243
	East Japan Railway Co.	60,400	3,419,493
	Ebara Corp.	60,600	2,863,835
	Eisai Co. Ltd.	37,100	2,340,772
#	Electric Power Development Co. Ltd.	50,000	791,024
	ENEOS Holdings, Inc.	2,373,370	8,610,915
	EXEO Group, Inc.	45,800	952,272
	Ezaki Glico Co. Ltd.	3,600	95,132
	Fancl Corp.	25,092	439,453
	FANUC Corp.	162,600	4,974,327
	Fast Retailing Co. Ltd.	52,500	13,151,918
	Food & Life Cos. Ltd.	51,100	1,005,490
	FP Corp.	14,000	295,080
	Fuji Electric Co. Ltd.	50,500	2,283,084
	Fuji Kyuko Co. Ltd.	4,800	191,517
	Fuji Media Holdings, Inc.	6,300	69,758
	Fuji Soft, Inc.	15,400	513,103
	FUJIFILM Holdings Corp.	69,100	4,012,335
	Fujikura Ltd.	179,700	1,502,504
	Fujitsu General Ltd.	18,600	388,460
	Fujitsu Ltd.	53,744	6,959,298
	Fukuoka Financial Group, Inc.	88,700	2,137,285
	Fuyo General Lease Co. Ltd.	14,100	1,163,522
	GMO internet group, Inc.	38,900	772,490
	GMO Payment Gateway, Inc.	9,000	686,600
	Goldwin, Inc.	9,000	739,015
	Hachijuni Bank Ltd.	60,300	310,674
	Hakuhodo DY Holdings, Inc.	154,700	1,779,733
	Hamamatsu Photonics KK	28,700	1,382,805
	Hankyu Hanshin Holdings, Inc.	86,548	2,875,374
	Harmonic Drive Systems, Inc.	20,600	567,362
	Haseko Corp.	200,400	2,608,964
	Hikari Tsushin, Inc.	5,800	860,645

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Hino Motors Ltd.	129,900	$521,003
	Hirose Electric Co. Ltd.	7,900	1,000,595
	Hitachi Construction Machinery Co. Ltd.	57,000	1,710,486
	Hitachi Ltd.	304,915	19,961,102
	Honda Motor Co. Ltd., Sponsored ADR	13,282	423,961
	Honda Motor Co. Ltd.	344,569	10,985,338
	Horiba Ltd.	25,700	1,516,125
	Hoshizaki Corp.	26,000	997,123
	House Foods Group, Inc.	27,900	644,114
	Hoya Corp.	112,100	13,055,090
	Hulic Co. Ltd.	203,600	1,733,492
	Ibiden Co. Ltd.	52,700	3,203,068
	Idemitsu Kosan Co. Ltd.	160,639	3,392,186
	IHI Corp.	114,600	2,817,713
	Iida Group Holdings Co. Ltd.	65,750	1,153,419
	Information Services International-Dentsu Ltd.	13,500	478,757
	INFRONEER Holdings, Inc.	150,700	1,467,523
	Inpex Corp.	417,117	5,385,905
	Internet Initiative Japan, Inc.	47,200	878,838
	Isetan Mitsukoshi Holdings Ltd.	159,980	1,735,603
	Isuzu Motors Ltd.	373,593	4,853,251
	Ito En Ltd.	28,000	799,175
#	ITOCHU Corp.	358,000	14,479,416
	Itochu Techno-Solutions Corp.	31,600	800,875
	Iwatani Corp.	32,900	1,756,178
	J Front Retailing Co. Ltd.	180,800	1,759,812
	Japan Airlines Co. Ltd.	56,700	1,227,590
	Japan Airport Terminal Co. Ltd.	9,800	456,684
	Japan Exchange Group, Inc.	151,600	2,641,356
	Japan Post Bank Co. Ltd.	71,900	598,175
	Japan Post Holdings Co. Ltd.	490,590	3,582,575
	Japan Post Insurance Co. Ltd.	62,700	1,013,243
	Japan Tobacco, Inc.	349,900	7,764,139
	JFE Holdings, Inc.	366,613	5,930,298
	JGC Holdings Corp.	105,200	1,474,962
	JMDC, Inc.	2,800	107,023
	JSR Corp.	43,100	1,236,397
	JTEKT Corp.	134,360	1,267,361
	Kadokawa Corp.	30,600	758,507
	Kagome Co. Ltd.	23,200	517,223
	Kajima Corp.	196,500	3,105,182
	Kakaku.com, Inc.	64,300	961,152
	Kamigumi Co. Ltd.	48,000	1,113,422
	Kaneka Corp.	34,800	1,025,334
	Kansai Electric Power Co., Inc.	166,900	2,192,612
	Kansai Paint Co. Ltd.	51,400	842,515
	Kao Corp.	131,100	4,980,698
	Kawasaki Heavy Industries Ltd.	122,400	3,121,594
#	Kawasaki Kisen Kaisha Ltd.	64,600	1,947,989
	KDDI Corp.	507,100	14,924,814
	Keihan Holdings Co. Ltd.	40,900	1,158,395
	Keikyu Corp.	82,500	784,135
#	Keio Corp.	30,382	1,009,916
	Keisei Electric Railway Co. Ltd.	24,000	996,126
	Kewpie Corp.	53,000	858,780
	Keyence Corp.	41,604	18,669,460
	Kikkoman Corp.	31,400	1,809,609
	Kinden Corp.	65,500	903,352
	Kintetsu Group Holdings Co. Ltd.	32,128	1,077,785

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kirin Holdings Co. Ltd.	154,600	$2,283,510
	Kobayashi Pharmaceutical Co. Ltd.	12,200	670,650
	Kobe Bussan Co. Ltd.	34,800	926,918
	Kobe Steel Ltd.	186,100	2,035,437
	Koei Tecmo Holdings Co. Ltd.	17,524	299,855
	Koito Manufacturing Co. Ltd.	80,300	1,476,509
	Komatsu Ltd.	298,500	8,362,308
	Konami Group Corp.	31,200	1,750,215
	Kose Corp.	5,790	566,993
	Kotobuki Spirits Co. Ltd.	2,800	213,121
	K's Holdings Corp.	114,556	1,051,428
	Kubota Corp.	217,200	3,281,016
	Kuraray Co. Ltd.	290,700	2,925,183
	Kurita Water Industries Ltd.	43,400	1,745,338
	Kyocera Corp.	66,215	3,563,166
	Kyowa Kirin Co. Ltd.	46,300	884,130
*	Kyushu Electric Power Co., Inc.	146,300	993,380
	Kyushu Railway Co.	43,600	956,055
	Lasertec Corp.	22,800	3,451,505
	Lawson, Inc.	20,800	1,043,635
	Lion Corp.	114,700	1,095,966
	Lixil Corp.	162,940	2,082,344
	M3, Inc.	132,200	3,056,970
	Mabuchi Motor Co. Ltd.	7,700	221,110
	Macnica Holdings, Inc.	27,400	1,148,387
	Makita Corp.	84,900	2,384,081
	Marubeni Corp.	408,000	7,223,638
	Marui Group Co. Ltd.	85,800	1,537,039
	Maruichi Steel Tube Ltd.	24,000	568,827
	MatsukiyoCocokara & Co.	30,580	1,789,591
	Mazda Motor Corp.	269,499	2,673,562
#	McDonald's Holdings Co. Japan Ltd.	26,100	1,027,443
	Mebuki Financial Group, Inc.	513,249	1,363,545
	Medipal Holdings Corp.	89,050	1,526,900
	MEIJI Holdings Co. Ltd.	110,190	2,545,818
*	Mercari, Inc.	32,000	810,635
	Minebea Mitsumi, Inc.	150,400	2,785,826
	MISUMI Group, Inc.	94,400	1,726,965
	Mitsubishi Chemical Group Corp.	946,690	5,662,935
	Mitsubishi Corp.	301,400	15,421,570
	Mitsubishi Electric Corp.	419,700	6,056,746
	Mitsubishi Estate Co. Ltd.	290,353	3,558,476
	Mitsubishi Gas Chemical Co., Inc.	97,500	1,462,357
	Mitsubishi HC Capital, Inc.	613,970	4,061,636
	Mitsubishi Heavy Industries Ltd.	90,400	4,288,940
	Mitsubishi Logistics Corp.	28,700	720,917
	Mitsubishi Materials Corp.	34,700	620,282
	Mitsubishi Motors Corp.	473,099	1,910,623
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	908,164	7,328,883
	Mitsubishi UFJ Financial Group, Inc.	1,563,572	12,590,269
	Mitsui & Co. Ltd., Sponsored ADR	1,916	1,506,972
	Mitsui & Co. Ltd.	279,555	10,911,053
	Mitsui Chemicals, Inc.	135,100	3,884,659
	Mitsui Fudosan Co. Ltd.	188,200	3,866,557
#	Mitsui High-Tec, Inc.	10,700	748,476
#	Mitsui OSK Lines Ltd.	117,900	3,047,928
	Miura Co. Ltd.	32,700	825,022
	Mizuho Financial Group, Inc.	501,612	8,510,030
#	MonotaRO Co. Ltd.	62,000	756,700

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	MS&AD Insurance Group Holdings, Inc.	92,695	$3,447,634
	Murata Manufacturing Co. Ltd.	159,900	9,498,331
	Nabtesco Corp.	46,600	988,451
	Nagoya Railroad Co. Ltd.	64,428	1,037,442
	Nankai Electric Railway Co. Ltd.	38,100	807,468
	NEC Corp.	118,055	5,973,020
	NEC Networks & System Integration Corp.	28,800	379,760
	NET One Systems Co. Ltd.	55,600	1,221,638
	Nexon Co. Ltd.	73,800	1,408,061
	NGK Insulators Ltd.	165,900	2,034,641
	NH Foods Ltd.	49,000	1,413,787
	Nichirei Corp.	70,100	1,599,254
	NIDEC Corp.	95,100	5,679,842
	Nifco, Inc.	52,600	1,567,783
	Nihon Kohden Corp.	32,000	843,505
	Nihon M&A Center Holdings, Inc.	124,600	713,564
	Nikon Corp.	147,500	1,949,620
	Nintendo Co. Ltd.	275,200	12,448,600
	Nippon Electric Glass Co. Ltd.	28,800	523,113
	Nippon Express Holdings, Inc.	54,000	3,166,085
	Nippon Paint Holdings Co. Ltd.	116,500	1,067,403
	Nippon Sanso Holdings Corp.	83,000	2,007,051
	Nippon Shinyaku Co. Ltd.	25,700	1,039,298
	Nippon Steel Corp.	314,942	7,198,430
	Nippon Telegraph & Telephone Corp.	7,051,300	8,085,853
#	Nippon Yusen KK	264,600	6,436,702
	Nissan Chemical Corp.	41,000	1,842,362
	Nissan Motor Co. Ltd.	589,600	2,597,274
	Nisshin Seifun Group, Inc.	89,270	1,107,038
	Nissin Foods Holdings Co. Ltd.	18,900	1,593,564
	Niterra Co. Ltd.	127,300	2,691,761
	Nitori Holdings Co. Ltd.	26,700	3,269,484
	Nitto Denko Corp.	81,900	5,823,990
	NOF Corp.	33,800	1,458,593
	NOK Corp.	30,200	454,735
	Nomura Holdings, Inc.	457,300	1,891,837
	Nomura Holdings, Inc., Sponsored ADR	532,185	2,224,533
	Nomura Real Estate Holdings, Inc.	62,000	1,537,787
	Nomura Research Institute Ltd.	105,834	3,007,264
	NS Solutions Corp.	16,900	443,551
	NSK Ltd.	214,653	1,389,360
	NTT Data Group Corp.	195,500	2,719,638
	Obayashi Corp.	292,800	2,707,180
#	OBIC Business Consultants Co. Ltd.	9,700	407,399
	Obic Co. Ltd.	15,300	2,503,694
#	Odakyu Electric Railway Co. Ltd.	55,400	809,417
	Oji Holdings Corp.	663,600	2,620,091
	Olympus Corp.	340,700	5,559,177
	Omron Corp.	43,400	2,329,550
	Ono Pharmaceutical Co. Ltd.	127,400	2,334,646
	Open House Group Co. Ltd.	45,700	1,738,990
	Oracle Corp.	12,300	862,213
	Oriental Land Co. Ltd.	158,500	6,079,035
	ORIX Corp.	343,700	6,611,591
	Osaka Gas Co. Ltd.	85,500	1,345,329
	Otsuka Corp.	28,700	1,195,164
	Otsuka Holdings Co. Ltd.	70,300	2,584,741
	PALTAC Corp.	11,700	393,105
	Pan Pacific International Holdings Corp.	119,100	2,354,797

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Panasonic Holdings Corp.	756,387	$9,336,373
	Panasonic Holdings Corp., ADR	69,869	861,485
*	Park24 Co. Ltd.	31,000	408,970
	Persol Holdings Co. Ltd.	72,500	1,434,095
	Pola Orbis Holdings, Inc.	26,900	394,524
	Rakus Co. Ltd.	28,300	480,405
#	Rakuten Group, Inc.	229,713	899,731
	Recruit Holdings Co. Ltd.	381,000	13,196,182
	Relo Group, Inc.	32,200	444,657
*	Renesas Electronics Corp.	335,400	6,471,149
	Resona Holdings, Inc.	740,231	4,029,878
	Resonac Holdings Corp.	182,800	2,994,585
	Ricoh Co. Ltd.	258,400	2,298,640
	Rinnai Corp.	43,500	947,090
	Rohm Co. Ltd.	34,562	3,238,744
	Rohto Pharmaceutical Co. Ltd.	54,300	1,157,383
	Ryohin Keikaku Co. Ltd.	154,300	2,003,613
	Sanken Electric Co. Ltd.	9,800	1,001,250
	Sankyo Co. Ltd.	11,700	494,929
	Sankyu, Inc.	50,500	1,751,199
	Sanrio Co. Ltd.	22,500	1,047,671
	Santen Pharmaceutical Co. Ltd.	180,600	1,578,143
	Sanwa Holdings Corp.	150,800	2,050,900
	SBI Holdings, Inc.	112,450	2,374,639
#	SCREEN Holdings Co. Ltd.	18,100	1,955,694
	SCSK Corp.	66,300	1,102,241
	Secom Co. Ltd.	46,000	3,086,823
	Sega Sammy Holdings, Inc.	44,548	974,025
	Seibu Holdings, Inc.	91,200	1,014,092
	Seiko Epson Corp.	199,100	3,269,562
	Seino Holdings Co. Ltd.	71,200	1,120,583
	Sekisui Chemical Co. Ltd.	184,000	2,794,868
#	Sekisui House Ltd.	224,960	4,589,565
	Seven & I Holdings Co. Ltd.	277,976	11,531,856
	Seven Bank Ltd.	441,500	958,924
	SG Holdings Co. Ltd.	109,000	1,590,692
#*	Sharp Corp.	164,400	977,549
*	SHIFT, Inc.	5,400	1,277,410
	Shimadzu Corp.	72,000	2,186,699
	Shimamura Co. Ltd.	11,854	1,173,970
	Shimano, Inc.	21,000	3,165,270
	Shimizu Corp.	237,600	1,636,954
	Shin-Etsu Chemical Co. Ltd.	533,500	17,576,074
	Shinko Electric Industries Co. Ltd.	33,000	1,334,218
	Shionogi & Co. Ltd.	103,200	4,324,908
	Shiseido Co. Ltd.	96,900	4,248,490
	Shizuoka Financial Group, Inc.	202,870	1,694,391
#	SHO-BOND Holdings Co. Ltd.	15,300	621,409
#*	Skylark Holdings Co. Ltd.	139,100	1,799,882
	SMC Corp.	10,200	5,330,142
	SoftBank Corp.	790,100	8,773,665
	SoftBank Group Corp.	220,376	11,208,851
	Sohgo Security Services Co. Ltd.	264,500	1,617,140
	Sojitz Corp.	120,399	2,858,545
	Sompo Holdings, Inc.	67,194	2,970,697
	Sony Group Corp.	371,800	34,825,103
	Square Enix Holdings Co. Ltd.	27,500	1,273,780
	Stanley Electric Co. Ltd.	75,300	1,391,491
	Subaru Corp.	265,086	5,024,325

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sugi Holdings Co. Ltd.	21,100	$940,652
	SUMCO Corp.	218,400	3,182,507
	Sumitomo Chemical Co. Ltd.	672,848	2,075,169
	Sumitomo Corp.	251,700	5,399,690
	Sumitomo Electric Industries Ltd.	353,200	4,528,718
	Sumitomo Forestry Co. Ltd.	113,600	2,741,157
	Sumitomo Heavy Industries Ltd.	88,500	2,178,322
	Sumitomo Metal Mining Co. Ltd.	115,336	3,983,152
	Sumitomo Mitsui Financial Group, Inc.	271,540	12,722,096
	Sumitomo Mitsui Trust Holdings, Inc.	115,240	4,483,044
	Sumitomo Realty & Development Co. Ltd.	145,400	3,896,635
	Sumitomo Rubber Industries Ltd.	117,000	1,196,320
	Sundrug Co. Ltd.	47,800	1,411,026
	Suntory Beverage & Food Ltd.	67,100	2,388,559
	Suzuken Co. Ltd.	33,738	985,071
	Suzuki Motor Corp.	113,100	4,542,725
	Sysmex Corp.	52,200	3,534,728
	T&D Holdings, Inc.	190,200	3,092,425
	Taiheiyo Cement Corp.	58,900	1,230,085
	Taisei Corp.	76,300	2,891,496
	Taisho Pharmaceutical Holdings Co. Ltd.	16,200	624,628
	Taiyo Yuden Co. Ltd.	86,300	2,573,406
	Takashimaya Co. Ltd.	72,500	1,053,895
	Takeda Pharmaceutical Co. Ltd.	382,152	11,684,237
	TBS Holdings, Inc.	17,600	329,333
#	TDK Corp.	161,102	6,171,536
#	TechnoPro Holdings, Inc.	62,400	1,615,539
	Teijin Ltd.	46,801	500,571
	Terumo Corp.	133,900	4,385,100
	THK Co. Ltd.	72,700	1,457,490
	TIS, Inc.	79,200	2,008,812
#	Tobu Railway Co. Ltd.	35,200	931,463
#	Toei Animation Co. Ltd.	2,000	181,411
	Toei Co. Ltd.	2,800	355,993
	Toho Co. Ltd.	21,800	849,828
	Toho Gas Co. Ltd.	7,000	131,155
*	Tohoku Electric Power Co., Inc.	160,400	1,066,856
	Tokai Carbon Co. Ltd.	69,000	613,862
	Tokio Marine Holdings, Inc.	454,143	10,443,010
	Tokyo Century Corp.	35,400	1,386,529
*	Tokyo Electric Power Co. Holdings, Inc.	350,600	1,392,247
	Tokyo Electron Ltd.	131,100	19,676,397
	Tokyo Gas Co. Ltd.	94,000	2,131,549
	Tokyo Ohka Kogyo Co. Ltd.	15,100	953,740
	Tokyo Seimitsu Co. Ltd.	22,600	1,251,873
	Tokyo Tatemono Co. Ltd.	151,919	2,030,168
	Tokyu Corp.	94,517	1,199,208
	Tokyu Fudosan Holdings Corp.	553,800	3,292,309
	Toppan, Inc.	100,000	2,353,852
	Toray Industries, Inc.	571,293	3,198,905
	Toridoll Holdings Corp.	5,400	133,381
	Toshiba Corp.	88,800	2,867,016
	Tosoh Corp.	170,700	2,231,163
	TOTO Ltd.	49,200	1,512,512
	Toyo Seikan Group Holdings Ltd.	72,000	1,170,426
	Toyo Suisan Kaisha Ltd.	18,500	765,199
	Toyo Tire Corp.	84,700	1,146,860
	Toyoda Gosei Co. Ltd.	47,500	1,013,854
	Toyota Boshoku Corp.	67,300	1,227,884

Large Cap International Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyota Industries Corp.	30,100	$2,175,241
#	Toyota Motor Corp., Sponsored ADR	48,701	8,193,456
	Toyota Motor Corp.	2,420,615	40,699,612
	Toyota Tsusho Corp.	82,660	4,836,036
	Trend Micro, Inc.	37,800	1,785,889
	Tsuruha Holdings, Inc.	26,300	2,019,740
	Ulvac, Inc.	24,300	1,043,466
	Unicharm Corp.	87,100	3,222,583
	USS Co. Ltd.	93,500	1,621,298
*	Visional, Inc.	6,800	374,130
	Welcia Holdings Co. Ltd.	28,200	530,830
	West Japan Railway Co.	39,100	1,606,398
#	Workman Co. Ltd.	10,900	397,867
	Yakult Honsha Co. Ltd.	24,500	1,359,403
	Yamada Holdings Co. Ltd.	365,600	1,104,527
	Yamaha Corp.	30,000	1,162,446
	Yamaha Motor Co. Ltd.	189,300	5,551,961
	Yamato Holdings Co. Ltd.	110,200	2,063,822
	Yamato Kogyo Co. Ltd.	21,200	1,013,768
	Yamazaki Baking Co. Ltd.	65,800	946,952
#	Yaoko Co. Ltd.	11,800	622,452
	Yaskawa Electric Corp.	51,800	2,251,760
	Yokogawa Electric Corp.	53,900	1,012,183
	Yokohama Rubber Co. Ltd.	104,300	2,338,766
	Z Holdings Corp.	539,000	1,502,736
	Zenkoku Hosho Co. Ltd.	36,000	1,263,760
	Zensho Holdings Co. Ltd.	30,000	1,598,588
	Zeon Corp.	101,600	1,095,782
	ZOZO, Inc.	38,500	751,598
TOTAL JAPAN			1,226,347,716
NETHERLANDS — (4.0%)
Ω	ABN AMRO Bank NV, CVA	188,850	3,211,055
*Ω	Adyen NV	3,907	7,251,449
	Aegon NV	350,997	1,905,310
#	Aegon NV, Class NY	524,477	2,826,931
	Akzo Nobel NV	87,402	7,477,059
	ArcelorMittal SA	217,743	6,284,052
	ASM International NV	18,342	8,713,923
	ASML Holding NV	30,871	22,111,750
	ASML Holding NV	82,305	58,964,125
	ASR Nederland NV	91,948	4,167,949
	BE Semiconductor Industries NV	41,014	4,897,014
	Coca-Cola Europacific Partners PLC	102,269	6,449,968
Ω	CTP NV	7,653	104,862
	Heineken NV	67,737	6,630,196
	IMCD NV	30,645	4,643,619
	ING Groep NV	811,477	11,844,856
	JDE Peet's NV	37,519	1,132,305
	Koninklijke Ahold Delhaize NV	463,097	15,962,314
	Koninklijke KPN NV	1,652,531	5,979,280
*	Koninklijke Philips NV	177,445	3,686,178
*	Koninklijke Philips NV	154,544	3,200,614
	NN Group NV	125,459	4,809,461
	Prosus NV	151,357	11,973,453
	Randstad NV	74,085	4,340,305
	Universal Music Group NV	192,152	4,928,681

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Wolters Kluwer NV	148,370	$18,631,711
TOTAL NETHERLANDS			232,128,420
NEW ZEALAND — (0.3%)
*	a2 Milk Co. Ltd.	293,662	1,007,542
*	Air New Zealand Ltd.	671,417	329,663
*	Auckland International Airport Ltd.	250,964	1,310,095
	Chorus Ltd.	377,181	2,015,085
	Contact Energy Ltd.	207,764	1,072,797
	EBOS Group Ltd.	44,945	1,077,073
	Fisher & Paykel Healthcare Corp. Ltd.	157,955	2,411,506
	Fletcher Building Ltd.	398,581	1,381,956
	Fonterra Co-operative Group Ltd.	22,286	48,862
	Genesis Energy Ltd.	175,732	295,973
	Infratil Ltd.	238,366	1,474,355
#	Mainfreight Ltd.	27,514	1,160,398
	Mercury NZ Ltd.	140,960	577,245
	Meridian Energy Ltd.	240,712	844,870
#	Port of Tauranga Ltd.	117,196	451,545
	Ryman Healthcare Ltd.	190,367	806,306
	Spark New Zealand Ltd.	637,398	2,052,132
	Summerset Group Holdings Ltd.	52,676	337,058
	Vector Ltd.	65,942	165,891
TOTAL NEW ZEALAND			18,820,352
NORWAY — (0.8%)
*	Adevinta ASA	61,332	453,676
	Aker ASA, Class A	7,951	505,582
	Aker BP ASA	99,143	2,777,250
	Aker Solutions ASA	101,864	452,806
	Atea ASA	40,384	548,446
	Austevoll Seafood ASA	21,961	164,890
	Bakkafrost P/F	10,429	606,904
*	Borr Drilling Ltd.	32,049	281,390
	Borregaard ASA	46,760	763,139
	DNB Bank ASA	205,466	4,234,137
Ω	Elkem ASA	305,194	723,977
Ω	Entra ASA	6,847	66,785
	Equinor ASA	303,757	9,291,463
*	FLEX LNG Ltd.	14,230	452,006
	Frontline PLC	52,572	875,935
	Gjensidige Forsikring ASA	36,071	569,432
	Golar LNG Ltd.	6,906	166,573
	Golden Ocean Group Ltd.	96,588	756,839
	Hafnia Ltd.	63,983	347,759
	Kongsberg Gruppen ASA	19,687	854,241
	Leroy Seafood Group ASA	117,140	487,353
	Mowi ASA	94,290	1,657,611
#*	NEL ASA	413,227	560,449
*	Nordic Semiconductor ASA	44,871	660,808
	Norsk Hydro ASA	379,482	2,485,387
	Orkla ASA	122,683	968,070
	Salmar ASA	12,345	570,321
	Schibsted ASA, Class A	28,648	613,734
	Schibsted ASA, Class B	39,213	768,944
	SpareBank 1 SR-Bank ASA	79,319	1,023,731
	Storebrand ASA	180,151	1,574,703
	Subsea 7 SA	98,067	1,317,937

Large Cap International Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Telenor ASA	181,689	$1,944,970
#	TGS ASA	96,258	1,284,785
	TOMRA Systems ASA	59,769	921,085
	Wallenius Wilhelmsen ASA	60,983	423,445
#	Yara International ASA	54,744	2,235,853
TOTAL NORWAY			44,392,416
PORTUGAL — (0.2%)
	EDP - Energias de Portugal SA	497,099	2,322,366
	EDP Renovaveis SA	95,038	1,815,311
	Galp Energia SGPS SA	508,501	6,757,782
	Jeronimo Martins SGPS SA	75,294	2,049,938
TOTAL PORTUGAL			12,945,397
SINGAPORE — (1.1%)
	Capitaland Investment Ltd.	689,250	1,764,121
	City Developments Ltd.	392,100	2,181,757
	DBS Group Holdings Ltd.	493,226	12,723,770
	DFI Retail Group Holdings Ltd.	92,000	247,658
	Genting Singapore Ltd.	1,125,900	796,378
	Great Eastern Holdings Ltd.	13,000	181,328
	Hongkong Land Holdings Ltd.	427,400	1,523,132
	Jardine Cycle & Carriage Ltd.	61,210	1,579,820
	Keppel Corp. Ltd.	524,200	2,911,005
	Olam Group Ltd.	381,455	376,356
	Oversea-Chinese Banking Corp. Ltd.	738,057	7,386,291
*	Seatrium Ltd.	10,004,374	1,060,317
	Sembcorp Industries Ltd.	817,920	3,352,964
	Singapore Airlines Ltd.	836,100	4,736,525
	Singapore Exchange Ltd.	413,100	3,019,675
	Singapore Technologies Engineering Ltd.	424,600	1,192,066
	Singapore Telecommunications Ltd.	1,651,850	3,313,719
	United Overseas Bank Ltd.	347,565	7,883,984
	UOL Group Ltd.	242,187	1,281,454
	Venture Corp. Ltd.	129,400	1,458,845
	Wilmar International Ltd.	1,406,500	4,086,913
	Yangzijiang Shipbuilding Holdings Ltd.	1,504,200	1,742,560
TOTAL SINGAPORE			64,800,638
SPAIN — (2.2%)
	Acciona SA	18,175	2,724,409
#	ACS Actividades de Construccion y Servicios SA	115,526	4,040,954
Ω	Aena SME SA	22,177	3,541,493
#*	Amadeus IT Group SA	95,763	6,869,663
	Banco Bilbao Vizcaya Argentaria SA	1,401,013	11,104,955
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	729,514	5,792,341
	Banco de Sabadell SA	1,807,851	2,227,946
	Banco Santander SA	3,949,109	16,002,899
	CaixaBank SA	1,507,988	6,100,115
Ω	Cellnex Telecom SA	119,663	4,886,927
	Endesa SA	108,730	2,330,394
#	Ferrovial SE	107,214	3,552,954
*	Grifols SA	82,227	1,207,940
	Iberdrola SA	1,188,097	14,829,268
	Industria de Diseno Textil SA	322,128	12,330,357
	Mapfre SA	438,623	911,660
	Naturgy Energy Group SA	33,680	1,026,927
	Redeia Corp. SA	169,736	2,838,947

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Repsol SA	890,789	$13,600,054
	Telefonica SA, Sponsored ADR	111,590	470,910
	Telefonica SA	3,021,501	12,873,900
TOTAL SPAIN			129,265,013
SWEDEN — (2.5%)
	AAK AB	54,219	1,042,158
	AddTech AB, Class B	79,712	1,485,019
	Alfa Laval AB	67,234	2,516,805
	Assa Abloy AB, Class B	199,102	4,786,986
	Atlas Copco AB, Class A	817,620	11,615,016
	Atlas Copco AB, Class B	495,880	6,123,581
	Atrium Ljungberg AB, Class B	12,064	236,611
#	Avanza Bank Holding AB	54,308	1,229,824
	Axfood AB	38,731	987,391
	Beijer Ref AB	71,765	975,898
	Billerud Aktiebolag	11,644	99,296
	Boliden AB	172,577	5,075,359
Ω	Bravida Holding AB	90,901	730,581
	Bure Equity AB	1,265	26,913
#	Castellum AB	71,347	812,508
Ω	Dometic Group AB	91,761	683,732
	Electrolux AB, Class B	80,244	991,113
#	Elekta AB, Class B	138,147	1,119,160
	Epiroc AB, Class A	192,008	3,833,560
	Epiroc AB, Class B	115,155	1,956,377
	Essity AB, Class A	8,605	213,263
	Essity AB, Class B	146,574	3,634,490
Ω	Evolution AB	38,907	4,797,723
#	Fabege AB	57,262	495,912
*	Fastighets AB Balder, Class B	108,312	505,435
	Fortnox AB	150,293	922,472
	Getinge AB, Class B	79,031	1,472,586
	H & M Hennes & Mauritz AB, Class B	225,500	3,792,857
	Hexagon AB, Class B	359,770	3,488,260
	Hexpol AB	104,516	1,133,842
	Holmen AB, Class B	30,769	1,185,244
	Hufvudstaden AB, Class A	31,720	388,317
	Husqvarna AB, Class A	12,600	124,424
	Husqvarna AB, Class B	200,647	1,968,058
	Indutrade AB	85,857	1,801,824
	Kindred Group PLC, SDR	165,023	1,984,978
	Lagercrantz Group AB, Class B	99,053	1,193,048
	Lifco AB, Class B	63,235	1,274,934
	Loomis AB	56,209	1,639,760
	Medicover AB, Class B	25,754	394,038
*	Millicom International Cellular SA, SDR	165,670	2,572,389
Ω	Munters Group AB	40,185	510,044
	Mycronic AB	8,192	176,290
	Nibe Industrier AB, Class B	236,728	2,132,389
	Nordnet AB publ	41,279	612,468
	Pandox AB	34,771	410,003
	Saab AB, Class B	26,400	1,391,520
	Sagax AB, Class B	32,558	722,972
	Sandvik AB	304,735	6,189,937
	Sectra AB, Class B	39,537	633,088
	Securitas AB, Class B	225,286	1,917,583
	Skandinaviska Enskilda Banken AB, Class A	320,811	3,888,945
	Skanska AB, Class B	166,180	2,650,469

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	SKF AB, Class A	5,065	$97,041
	SKF AB, Class B	161,381	3,074,700
	SSAB AB, Class A	149,884	951,081
	SSAB AB, Class B	431,312	2,638,747
	Svenska Cellulosa AB SCA, Class A	8,605	114,185
	Svenska Cellulosa AB SCA, Class B	150,819	2,004,003
	Svenska Handelsbanken AB, Class A	292,444	2,567,646
#	Svenska Handelsbanken AB, Class B	3,612	39,409
	Sweco AB, Class B	72,597	747,599
	Swedbank AB, Class A	193,925	3,556,912
#*	Swedish Orphan Biovitrum AB	43,580	852,994
	Tele2 AB, Class B	358,041	2,694,098
#	Telefonaktiebolaget LM Ericsson, Class A	17,870	96,886
	Telefonaktiebolaget LM Ericsson, Class B	908,347	4,569,416
#	Telia Co. AB	1,345,280	2,890,982
Ω	Thule Group AB	47,384	1,479,633
	Trelleborg AB, Class B	97,629	2,599,142
	Vitrolife AB	16,903	250,816
	Volvo AB, Class A	92,380	2,094,805
	Volvo AB, Class B	513,468	11,326,393
#*	Volvo Car AB, Class B	58,120	287,287
	Wallenstam AB, Class B	102,980	401,465
	Wihlborgs Fastigheter AB	89,786	702,112
TOTAL SWEDEN			148,584,802
SWITZERLAND — (7.8%)
	ABB Ltd.	468,170	18,786,499
	Alcon, Inc.	181,884	15,448,903
	Baloise Holding AG	15,636	2,420,278
	Banque Cantonale Vaudoise	5,024	563,901
	Barry Callebaut AG	1,997	3,744,375
	BKW AG	750	134,208
	Chocoladefabriken Lindt & Spruengli AG	32	3,889,133
	Cie Financiere Richemont SA, Class A	119,968	19,318,783
*	DSM-Firmenich AG	62,242	6,860,877
	EMS-Chemie Holding AG	1,257	1,049,155
	Geberit AG	9,299	5,277,201
	Givaudan SA	2,571	8,678,334
	Holcim Ltd.	196,158	13,665,580
	Julius Baer Group Ltd.	122,079	8,646,554
	Kuehne & Nagel International AG	20,346	6,366,181
#	Logitech International SA	95,389	6,636,454
	Lonza Group AG	15,806	9,183,854
	Nestle SA	702,768	86,102,522
	Novartis AG, Sponsored ADR	195,278	20,484,662
	Novartis AG	340,245	35,622,676
	Partners Group Holding AG	6,830	7,667,588
	Roche Holding AG	7,438	2,466,225
	Roche Holding AG	205,381	63,678,655
	Schindler Holding AG	9,697	2,248,362
	SGS SA	42,225	4,099,837
	SIG Group AG	172,828	4,620,326
	Sika AG	38,269	11,910,747
	Sonova Holding AG	19,427	5,415,179
	Straumann Holding AG	28,255	4,675,437
	Swatch Group AG	13,401	4,288,862
	Swatch Group AG	23,959	1,438,803
	Swiss Life Holding AG	11,467	7,291,339
	Swiss Prime Site AG	27,938	2,704,660

Large Cap International Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Re AG	110,968	$11,578,323
	Swisscom AG	14,840	9,542,944
#*	UBS Group AG	747,522	16,580,333
Ω	VAT Group AG	13,088	5,563,014
	Zurich Insurance Group AG	33,513	16,203,485
TOTAL SWITZERLAND			454,854,249
UNITED KINGDOM — (12.5%)
	3i Group PLC	489,969	12,431,081
	abrdn PLC	877,670	2,611,918
	Admiral Group PLC	81,538	2,226,232
Ω	Airtel Africa PLC	795,172	1,189,005
	Anglo American PLC	308,686	9,492,642
	Antofagasta PLC	157,112	3,379,441
	Ashtead Group PLC	159,177	11,776,518
	Associated British Foods PLC	142,156	3,741,120
	AstraZeneca PLC, Sponsored ADR	484,661	34,750,194
	AstraZeneca PLC	126,555	18,182,941
Ω	Auto Trader Group PLC	440,361	3,652,165
	Aviva PLC	1,074,091	5,351,297
	B&M European Value Retail SA	497,943	3,536,845
	BAE Systems PLC	589,279	7,047,214
	Barclays PLC, Sponsored ADR	996,036	7,958,328
	Barclays PLC	2,341,417	4,646,100
	Barratt Developments PLC	521,862	3,054,775
	Beazley PLC	230,661	1,625,158
	Berkeley Group Holdings PLC	53,150	2,963,512
	BP PLC, Sponsored ADR	765,146	28,539,964
	BP PLC	2,286,869	14,188,759
	British American Tobacco PLC, Sponsored ADR	22,867	770,161
	British American Tobacco PLC	446,549	15,016,595
	BT Group PLC	5,282,149	8,277,049
	Bunzl PLC	94,984	3,520,858
	Burberry Group PLC	158,590	4,526,989
*	Carnival PLC	32,636	553,543
	Centrica PLC	4,642,043	8,226,398
	Coca-Cola HBC AG	60,881	1,791,297
	Compass Group PLC	372,528	9,692,294
Ω	ConvaTec Group PLC	701,027	1,878,150
	Croda International PLC	30,613	2,317,812
	DCC PLC	47,931	2,775,144
	Dechra Pharmaceuticals PLC	1,184	56,444
#	Diageo PLC, Sponsored ADR	105,239	18,515,750
	Diageo PLC	169,923	7,415,824
	Diploma PLC	46,071	1,916,197
	DS Smith PLC	362,319	1,440,525
*	easyJet PLC	41,783	242,683
	Entain PLC	174,085	3,100,709
*††	Evraz PLC	179,407	0
	Experian PLC	245,636	9,492,741
*	Frasers Group PLC	96,841	1,009,348
	Fresnillo PLC	78,641	623,249
	Glencore PLC	3,869,489	23,532,039
	GSK PLC	598,207	10,648,777
	GSK PLC, Sponsored ADR	281,778	10,022,829
	Haleon PLC	486,669	2,100,668
#	Haleon PLC, ADR	300,137	2,644,207
	Halma PLC	90,250	2,591,788
	Hargreaves Lansdown PLC	79,740	872,451

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hikma Pharmaceuticals PLC	111,963	$3,006,750
	Hiscox Ltd.	136,430	1,888,390
	Howden Joinery Group PLC	387,823	3,672,278
	HSBC Holdings PLC	1,377,459	11,441,743
#	HSBC Holdings PLC, Sponsored ADR	551,216	23,029,804
	IMI PLC	110,388	2,307,927
	Imperial Brands PLC	385,351	9,104,086
	Inchcape PLC	131,822	1,386,373
	Informa PLC	421,585	4,101,966
#	InterContinental Hotels Group PLC, ADR	1,227	92,546
	InterContinental Hotels Group PLC	38,416	2,839,219
	Intermediate Capital Group PLC	48,918	882,873
*	International Consolidated Airlines Group SA	119,677	263,135
	Intertek Group PLC	62,912	3,524,232
	Investec PLC	290,606	1,825,053
	J Sainsbury PLC	1,028,876	3,663,296
	JD Sports Fashion PLC	1,192,137	2,414,831
	Johnson Matthey PLC	68,651	1,587,705
	Kingfisher PLC	1,158,460	3,653,052
	Legal & General Group PLC	2,180,641	6,535,086
*	Liberty Global PLC, Class A	6,399	118,829
*	Liberty Global PLC, Class C	15,388	304,067
	Lloyds Banking Group PLC	11,430,511	6,603,946
	Lloyds Banking Group PLC, ADR	1,256,966	2,878,452
	London Stock Exchange Group PLC	67,530	7,333,384
	M&G PLC	1,257,670	3,239,631
*	Marks & Spencer Group PLC	14,490	38,383
	Melrose Industries PLC	635,760	4,326,704
	Mondi PLC	239,441	4,199,937
	National Grid PLC	283,331	3,755,499
#	National Grid PLC, Sponsored ADR	94,014	6,334,663
	NatWest Group PLC	1,124,693	3,530,454
	NatWest Group PLC, Sponsored ADR	225,905	1,434,495
	Next PLC	32,817	2,967,995
	Pearson PLC	249,529	2,760,178
	Pearson PLC, Sponsored ADR	88,193	972,769
	Persimmon PLC	108,066	1,606,609
	Phoenix Group Holdings PLC	314,734	2,223,633
#	Prudential PLC, ADR	29,615	826,851
	Prudential PLC	451,071	6,263,718
	Reckitt Benckiser Group PLC	150,758	11,293,591
	RELX PLC, Sponsored ADR	218,250	7,346,297
	RELX PLC	387,363	13,025,359
	Rentokil Initial PLC	566,438	4,618,825
	Rightmove PLC	357,334	2,618,182
	Rio Tinto PLC	154,229	10,194,185
	Rio Tinto PLC, Sponsored ADR	241,166	16,049,597
*	Rolls-Royce Holdings PLC	1,531,743	3,631,972
	RS Group PLC	52,237	526,182
	Sage Group PLC	232,230	2,793,396
	Schroders PLC	302,112	1,782,399
	Severn Trent PLC	78,832	2,583,629
	Shell PLC	36,838	1,116,463
	Shell PLC, ADR	1,069,073	65,886,969
	Smith & Nephew PLC	197,388	3,002,863
	Smiths Group PLC	131,756	2,873,551
	Spectris PLC	43,528	1,964,311
	Spirax-Sarco Engineering PLC	13,580	1,939,492
#	SSE PLC	249,952	5,404,745

Large Cap International Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	St. James's Place PLC	113,220	$1,366,692
	Standard Chartered PLC	1,001,127	9,616,371
	Taylor Wimpey PLC	936,098	1,374,060
	Tesco PLC	2,838,337	9,400,774
#	Unilever PLC, Sponsored ADR	334,884	17,993,317
	Unilever PLC	337,393	18,152,671
	United Utilities Group PLC	198,929	2,550,975
	Vodafone Group PLC	10,960,131	10,425,930
	Vodafone Group PLC, Sponsored ADR	21,712	208,873
	Weir Group PLC	124,685	2,936,546
	Whitbread PLC	89,645	4,026,952
*	Wise PLC, Class A	68,414	682,353
	WPP PLC	312,590	3,413,086
TOTAL UNITED KINGDOM			727,658,878
UNITED STATES — (0.2%)
	Ferguson PLC	66,087	10,628,125
TOTAL COMMON STOCKS			5,640,468,765
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 8.345%	18,934	2,127,255
Ω	Dr Ing hc F Porsche AG, 0.907%	24,434	2,987,855
	Henkel AG & Co. KGaA, 2.638%	50,616	3,905,851
	Porsche Automobil Holding SE, 4.753%	55,237	3,259,308
#	Sartorius AG, 0.385%	7,791	3,214,406
	Volkswagen AG, 23.026%	74,261	9,837,768
TOTAL GERMANY			25,332,443
TOTAL INVESTMENT SECURITIES (Cost $3,838,718,742)			5,665,801,208

			Value†
SECURITIES LENDING COLLATERAL — (2.8%)
@§	The DFA Short Term Investment Fund	13,978,141	161,685,162
TOTAL INVESTMENTS — (100.0%)
(Cost $4,000,392,695)^^			$5,827,486,370
As of July 31, 2023, Large Cap International Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	215	09/15/23	$47,733,831	$49,605,875	$1,872,044
Total Futures Contracts			$47,733,831	$49,605,875	$1,872,044

Large Cap International Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$20,536,990	$345,050,171	—	$365,587,161
Austria	—	9,953,324	—	9,953,324
Belgium	852,067	54,270,517	—	55,122,584
Canada	603,473,773	2,471,645	—	605,945,418
China	—	82,983	—	82,983
Denmark	7,344,066	147,444,836	—	154,788,902
Finland	882,852	56,965,317	—	57,848,169
France	4,137,380	585,232,577	—	589,369,957
Germany	12,844,940	394,548,904	—	407,393,844
Hong Kong	—	113,806,415	—	113,806,415
Ireland	45,513,496	4,761,433	—	50,274,929
Israel	5,028,707	30,425,704	—	35,454,411
Italy	1,541,036	122,873,626	—	124,414,662
Japan	21,128,070	1,205,219,646	—	1,226,347,716
Netherlands	71,275,722	160,852,698	—	232,128,420
New Zealand	—	18,820,352	—	18,820,352
Norway	662,430	43,729,986	—	44,392,416
Portugal	—	12,945,397	—	12,945,397
Singapore	—	64,800,638	—	64,800,638
Spain	9,816,205	119,448,808	—	129,265,013
Sweden	—	148,584,802	—	148,584,802
Switzerland	47,378,334	407,475,915	—	454,854,249
United Kingdom	246,678,962	480,979,916	—	727,658,878
United States	—	10,628,125	—	10,628,125
Preferred Stocks
Germany	—	25,332,443	—	25,332,443
Securities Lending Collateral	—	161,685,162	—	161,685,162
Futures Contracts**	1,872,044	—	—	1,872,044
TOTAL	$1,100,967,074	$4,728,391,340	—	$5,829,358,414
** Valued at the unrealized appreciation/(depreciation) on the investment.

International Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (6.3%)
*	3P Learning Ltd.	182,513	$134,638
*	A2B Australia Ltd.	950,290	1,071,455
	Accent Group Ltd.	1,632,618	1,941,700
	Acrow Formwork & Construction Services Ltd.	84,848	46,768
#	Adairs Ltd.	494,146	565,982
	Adbri Ltd.	1,810,964	3,035,750
	AGL Energy Ltd.	1,030,143	8,442,568
*	Ainsworth Game Technology Ltd.	387,271	279,737
*	Alkane Resources Ltd.	2,028,893	967,689
*	Alliance Aviation Services Ltd.	42,210	93,095
*	Allkem Ltd.	810,060	8,110,007
	ALS Ltd.	1,190,178	9,413,489
#*	Altech Batteries Ltd.	165,453	7,989
	Altium Ltd.	252,522	6,498,000
	Alumina Ltd.	4,228,356	4,081,652
#*	AMA Group Ltd.	1,828,989	178,379
	AMP Ltd.	10,296,608	7,835,170
	Ampol Ltd.	724,709	16,049,863
*	Andromeda Metals Ltd.	550,030	11,829
	Ansell Ltd.	411,316	6,679,646
	APA Group	1,146,006	7,709,322
#*	Appen Ltd.	454,533	695,465
#*	Arafura Rare Earths Ltd.	3,064,355	588,614
	ARB Corp. Ltd.	236,376	4,962,439
	Ardent Leisure Group Ltd.	1,741,068	603,848
*	Argosy Minerals Ltd.	38,616	8,343
	Aristocrat Leisure Ltd.	744,766	19,725,290
#	ARN Media Ltd.	1,313,931	917,933
	ASX Ltd.	92,353	3,858,384
	Atlas Arteria Ltd.	1,930,504	8,160,531
	AUB Group Ltd.	169,254	3,269,496
#*	Audinate Group Ltd.	12,462	78,908
#*	Aurelia Metals Ltd.	7,222,284	448,892
	Aurelia Metals Ltd.	501,692	31,003
	Aurizon Holdings Ltd.	5,321,747	13,638,644
#*	Aussie Broadband Ltd.	193,753	359,263
	Austal Ltd.	1,658,246	2,454,014
	Australia & New Zealand Banking Group Ltd.	2,477,843	42,988,507
*	Australian Agricultural Co. Ltd.	1,380,389	1,384,968
#	Australian Clinical Labs Ltd.	528,814	1,128,335
	Australian Ethical Investment Ltd.	104,279	290,419
#	Australian Finance Group Ltd.	931,545	1,146,510
#*	Australian Strategic Materials Ltd.	426,234	427,609
#*	Australian Vanadium Ltd.	1,298,655	27,991
#	Australian Vintage Ltd.	101,209	28,228
	Auswide Bank Ltd.	48,211	186,940
	AVJennings Ltd.	297,081	87,653
#	Baby Bunting Group Ltd.	382,353	427,972
	Bank of Queensland Ltd.	2,545,415	10,343,917
#*	Bannerman Energy Ltd.	81,394	82,893
	Bapcor Ltd.	1,489,373	6,265,960
	Base Resources Ltd.	50,433	5,941
	Beach Energy Ltd.	10,147,749	11,064,956
#	Beacon Lighting Group Ltd.	6,765	8,417
	Bega Cheese Ltd.	1,283,626	2,811,538

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Bell Financial Group Ltd.	267,799	$190,855
*	Bellevue Gold Ltd.	1,858,420	1,823,290
	Bendigo & Adelaide Bank Ltd.	1,835,906	11,561,160
#*	Betmakers Technology Group Ltd.	21,129	2,132
#	BHP Group Ltd., Sponsored ADR	1,271,993	79,690,361
	BHP Group Ltd., Class DI	5,686,501	177,024,361
#*	Bigtincan Holdings Ltd.	215,674	63,811
	BlueScope Steel Ltd.	2,109,384	31,107,177
*	Boral Ltd.	37,970	111,477
#*	Boss Energy Ltd.	382,460	751,565
	Brambles Ltd.	2,189,246	20,711,951
#	Bravura Solutions Ltd.	1,392,040	467,972
#	Breville Group Ltd.	321,774	4,895,556
	Brickworks Ltd.	378,248	6,598,158
#*	BWX Ltd.	252,368	33,903
	Capitol Health Ltd.	1,906,520	301,238
	Capral Ltd.	2,587	13,044
*	Capricorn Metals Ltd.	875,149	2,640,283
#*	Carnarvon Energy Ltd.	4,980,321	486,645
	carsales.com Ltd.	644,321	10,770,336
	Cash Converters International Ltd.	2,116,492	313,035
#*	Catapult Group International Ltd.	192,104	152,349
	Cedar Woods Properties Ltd.	335,345	1,132,708
*††	Centrebet International Ltd.	44,010	0
	Challenger Ltd.	2,069,619	10,003,321
	Champion Iron Ltd.	779,880	3,159,686
#*	City Chic Collective Ltd.	510,287	153,190
*	Clean Seas Seafood Ltd.	49,960	16,572
	Cleanaway Waste Management Ltd.	6,803,008	12,626,910
#	Clinuvel Pharmaceuticals Ltd.	79,385	979,813
	Clover Corp. Ltd.	41,173	30,105
	Cochlear Ltd.	66,612	10,716,026
#	Codan Ltd.	587,540	2,970,017
#*	Cogstate Ltd.	34,463	32,828
	Coles Group Ltd.	1,536,801	18,792,917
	Collins Foods Ltd.	673,642	4,546,892
	Commonwealth Bank of Australia	925,486	65,847,180
	Computershare Ltd.	703,371	11,862,530
*	Cooper Energy Ltd.	13,995,021	1,365,482
#*	Core Lithium Ltd.	435,141	187,893
Ω	Coronado Global Resources, Inc.	102,026	114,787
#	Corporate Travel Management Ltd.	223,110	3,144,664
	Costa Group Holdings Ltd.	1,595,423	3,558,252
	Credit Corp. Group Ltd.	212,266	3,379,927
	CSL Ltd.	144,294	25,989,679
	CSR Ltd.	2,933,308	11,314,998
*	Danakali Ltd.	56,341	11,353
	Data#3 Ltd.	681,954	3,446,434
*	De Grey Mining Ltd.	1,135,635	1,027,005
#*	Deep Yellow Ltd.	266,315	116,191
	Deterra Royalties Ltd.	1,020,096	3,232,824
	Dicker Data Ltd.	256,513	1,380,496
#	Domain Holdings Australia Ltd.	664,339	1,819,088
	Domino's Pizza Enterprises Ltd.	149,040	4,931,015
	Downer EDI Ltd.	3,426,263	10,129,121
#	Dropsuite Ltd.	51,891	8,716
	Duratec Ltd.	22,978	18,167
	Eagers Automotive Ltd.	536,595	5,337,164
	Elders Ltd.	649,032	3,182,090

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Electro Optic Systems Holdings Ltd.	24,374	$19,664
*	Elixir Energy Ltd.	311,800	18,026
#	Emeco Holdings Ltd.	1,014,439	488,131
*	Emerald Resources NL	149,658	228,806
#*	EML Payments Ltd.	912,671	463,549
	Endeavour Group Ltd.	1,651,326	6,749,526
*	Energy Transition Minerals Ltd.	413,383	14,206
*††	Energy World Corp. Ltd.	9,786,818	170,919
	Enero Group Ltd.	111,101	133,717
	EQT Holdings Ltd.	38,822	682,755
	Estia Health Ltd.	1,282,168	2,400,685
#*	European Lithium Ltd.	816,358	44,455
	Euroz Hartleys Group Ltd.	124,938	95,749
	Evolution Mining Ltd.	5,392,428	13,537,462
	EVT Ltd.	447,919	3,685,700
	Finbar Group Ltd.	5,532	2,657
*	FleetPartners Group Ltd.	1,397,319	2,414,481
#*	Fleetwood Ltd.	413,728	606,094
#*	Flight Centre Travel Group Ltd.	143,754	2,262,324
	Fortescue Metals Group Ltd.	2,658,490	39,081,730
#*	Frontier Digital Ventures Ltd.	46,215	13,692
	G8 Education Ltd.	3,898,450	2,884,695
#*	Galan Lithium Ltd.	131,379	68,670
#*	Gascoyne Resources Ltd.	95,159	16,365
	Genesis Minerals Ltd.	1,064,148	1,054,122
	Gold Road Resources Ltd.	3,429,830	3,663,670
	GR Engineering Services Ltd.	9,919	14,484
	GrainCorp Ltd., Class A	1,123,159	6,113,668
	Grange Resources Ltd.	2,576,146	937,893
	GUD Holdings Ltd.	564,849	3,793,814
	GWA Group Ltd.	1,080,852	1,427,178
	Hansen Technologies Ltd.	580,011	2,044,617
#	Harvey Norman Holdings Ltd.	2,189,108	5,569,228
	Healius Ltd.	3,721,707	7,190,812
	Healthia Ltd.	25,081	16,723
	Helia Group Ltd.	2,165,304	5,653,442
#*	Highfield Resources Ltd.	332,037	109,487
*	Hillgrove Resources Ltd.	740,184	34,370
	Horizon Oil Ltd.	113,020	11,408
*	Hot Chili Ltd.	31,366	31,105
	HUB24 Ltd.	91,986	1,745,138
#	Humm Group Ltd.	1,932,590	584,873
	IDP Education Ltd.	319,119	5,347,925
	IGO Ltd.	764,798	7,146,474
	Iluka Resources Ltd.	1,588,780	10,973,647
*	Image Resources NL	504,095	33,134
	Imdex Ltd.	1,729,904	2,282,024
#*	Immutep Ltd., Sponsored ADR	5,613	12,124
#*	Imugene Ltd.	2,137,022	144,246
	Incitec Pivot Ltd.	5,835,111	11,869,835
	Infomedia Ltd.	1,490,914	1,721,011
	Inghams Group Ltd.	1,445,350	2,724,293
	Insignia Financial Ltd.	2,978,652	5,985,053
	Insurance Australia Group Ltd.	2,498,117	9,972,511
	Integral Diagnostics Ltd.	677,985	1,378,908
#*	Integrated Research Ltd.	355,498	104,051
#	InvoCare Ltd.	430,506	3,540,072
*	ioneer Ltd.	1,638,925	320,669
	IPD Group Ltd.	4,293	13,668

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	IPH Ltd.	643,687	$3,426,487
	IRESS Ltd.	516,967	3,613,969
	IVE Group Ltd.	353,791	549,263
*	James Hardie Industries PLC, CDI	524,136	15,360,794
#*	James Hardie Industries PLC, Sponsored ADR	38,440	1,137,824
#	JB Hi-Fi Ltd.	508,433	15,637,246
#	Johns Lyng Group Ltd.	687,569	2,450,414
	Jupiter Mines Ltd.	2,148,540	296,611
*	Karoon Energy Ltd.	2,315,141	3,488,436
	Kelsian Group Ltd.	263,596	1,232,398
#*	Kogan.com Ltd.	139,993	572,768
#*	Lark Distilling Co. Ltd.	15,656	15,573
*††	Lednium Technology Pty. Ltd.	21,998	0
	Lendlease Corp. Ltd.	1,520,621	8,840,235
	Lifestyle Communities Ltd.	236,558	2,770,632
	Lindsay Australia Ltd.	145,275	131,917
	Link Administration Holdings Ltd.	1,651,146	1,700,724
*	Liontown Resources Ltd.	532,783	967,472
	Lottery Corp. Ltd.	3,159,237	10,993,810
	Lovisa Holdings Ltd.	251,799	3,640,177
	Lycopodium Ltd.	57,058	385,575
*	Lynas Rare Earths Ltd.	2,168,793	9,829,460
	MA Financial Group Ltd.	91,269	289,989
#	Maas Group Holdings Ltd.	6,134	11,063
	Macmahon Holdings Ltd.	4,944,481	482,993
	Macquarie Group Ltd.	212,912	25,108,693
*	Macquarie Technology Group Ltd.	2,960	135,478
#	Mader Group Ltd.	24,395	105,137
#	Magellan Financial Group Ltd.	456,092	2,866,991
#	Mayne Pharma Group Ltd.	376,852	1,236,023
	McMillan Shakespeare Ltd.	440,658	5,867,892
#	McPherson's Ltd.	645,002	225,883
	Medibank Pvt Ltd.	4,309,415	10,174,123
#*	Megaport Ltd.	21,300	146,334
#*	Mesoblast Ltd.	362,473	278,457
#*	Mesoblast Ltd., Sponsored ADR	1,592	6,368
*	Metals X Ltd.	2,115,759	443,182
	Metcash Ltd.	4,466,088	10,814,793
#	Michael Hill International Ltd.	142,460	87,322
	Mineral Resources Ltd.	395,958	19,131,413
*	MMA Offshore Ltd.	1,151,011	1,010,642
	Monadelphous Group Ltd.	377,270	3,463,745
	Monash IVF Group Ltd.	1,317,547	1,066,813
*	Mount Gibson Iron Ltd.	3,418,669	1,083,114
	Myer Holdings Ltd.	10,276,933	4,390,918
	MyState Ltd.	358,575	859,716
*	Nanosonics Ltd.	175,842	560,503
	National Australia Bank Ltd.	2,743,430	52,553,279
	Navigator Global Investments Ltd.	1,022,234	997,863
#*	Neometals Ltd.	551,838	182,306
	Netwealth Group Ltd.	416,871	4,259,151
#	New Hope Corp. Ltd.	2,263,298	8,105,452
*	New World Resources Ltd.	584,206	12,986
	Newcrest Mining Ltd.	1,175,342	21,074,642
*	NEXTDC Ltd.	347,406	2,981,615
	nib holdings Ltd.	1,807,331	10,064,835
	Nick Scali Ltd.	362,560	2,610,298
#	Nickel Industries Ltd.	3,659,153	2,039,379
	Nine Entertainment Co. Holdings Ltd.	7,487,335	10,797,643

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Northern Star Resources Ltd.	2,284,582	$17,833,916
#*	Novonix Ltd.	262,862	165,076
	NRW Holdings Ltd.	2,868,910	5,318,339
	Nufarm Ltd.	1,568,309	5,677,769
*	Nuix Ltd.	24,946	26,905
	Objective Corp. Ltd.	28,153	250,147
*	OFX Group Ltd.	1,044,431	1,476,013
#	OM Holdings Ltd.	418,603	154,646
*	Omni Bridgeway Ltd.	831,931	1,578,495
	oOh!media Ltd.	2,361,047	2,217,820
	Orica Ltd.	1,023,099	10,855,888
	Origin Energy Ltd.	2,742,448	15,612,840
	Orora Ltd.	4,579,607	11,062,081
	Pacific Current Group Ltd.	236,569	1,625,746
	Pacific Smiles Group Ltd.	108,709	107,448
	Pact Group Holdings Ltd.	868,271	449,962
*	Paladin Energy Ltd.	3,052,711	1,518,968
#*	Panoramic Resources Ltd.	4,222,324	141,858
	Panoramic Resources Ltd.	848,708	28,504
*	Pantoro Ltd.	496,314	26,750
	Paragon Care Ltd.	154,646	23,949
	Peet Ltd.	1,092,350	921,505
#*	Peninsula Energy Ltd.	209,699	13,015
#	PeopleIN Ltd.	117,504	193,657
	Pepper Money Ltd.	30,518	31,612
*	Perenti Ltd.	3,067,062	2,468,748
	Perpetual Ltd.	377,338	6,263,941
	Perseus Mining Ltd.	6,058,658	7,123,689
*	PEXA Group Ltd.	377,414	3,366,984
	Pilbara Minerals Ltd.	2,806,744	9,182,389
	Pinnacle Investment Management Group Ltd.	168,101	1,191,175
	Platinum Asset Management Ltd.	1,282,313	1,368,232
#*	PointsBet Holdings Ltd.	49,262	54,904
*	Poseidon Nickel Ltd.	492,128	8,604
*	PPK Mining Equipment Group Pty Ltd.	3,734	0
#*	Praemium Ltd.	1,027,677	386,922
	Premier Investments Ltd.	360,344	5,372,688
	Pro Medicus Ltd.	157,976	7,316,360
	Propel Funeral Partners Ltd.	19,036	56,282
	PSC Insurance Group Ltd.	62,175	196,481
	PWR Holdings Ltd.	220,358	1,359,900
*	Qantas Airways Ltd.	960,265	4,219,185
	QBE Insurance Group Ltd.	1,642,147	17,434,513
	Qube Holdings Ltd.	3,847,358	7,615,363
#	Ramelius Resources Ltd.	4,406,240	3,808,224
	Ramsay Health Care Ltd.	239,080	9,474,322
#	REA Group Ltd.	76,214	8,079,706
*	Red 5 Ltd.	4,623,617	563,504
*††	Red River Resources Ltd.	74,847	689
#*	Redbubble Ltd.	292,262	137,025
	Reece Ltd.	253,715	3,350,273
#	Regis Healthcare Ltd.	591,209	898,096
*	Regis Resources Ltd.	3,634,722	4,133,851
*	Reject Shop Ltd.	143,024	502,104
	Reliance Worldwide Corp. Ltd.	2,507,591	7,123,894
#	Resimac Group Ltd.	61,700	38,903
#*	Resolute Mining Ltd.	8,532,498	2,078,866
*	Retail Food Group Ltd.	1,001,267	36,355
	Ridley Corp. Ltd.	1,245,370	1,647,551

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Rio Tinto Ltd.	690,790	$54,700,061
*	RPMGlobal Holdings Ltd.	183,650	201,466
#*	Rumble Resources Ltd.	192,583	22,029
*††	Salmat Ltd.	68,805	0
*	Sandfire Resources Ltd.	3,427,741	15,668,964
	Santos Ltd.	8,159,064	43,903,822
	SEEK Ltd.	257,601	4,319,999
#	Select Harvests Ltd.	552,133	1,559,674
	Servcorp Ltd.	216,214	428,331
	Service Stream Ltd.	2,954,803	1,808,337
	Seven Group Holdings Ltd.	438,696	7,744,760
*	Seven West Media Ltd.	4,756,155	1,231,286
	SG Fleet Group Ltd.	296,227	521,444
	Shaver Shop Group Ltd.	400,656	301,837
#*	Sierra Rutile Holdings Ltd.	1,272,627	188,371
	Sigma Healthcare Ltd.	6,162,352	3,252,649
*	Silex Systems Ltd.	66,372	161,487
*	Silver Lake Resources Ltd.	4,249,861	2,565,414
#*	Silver Mines Ltd.	561,109	68,400
	Sims Ltd.	815,632	8,320,038
	SmartGroup Corp. Ltd.	472,280	2,873,817
#	Solvar Ltd.	973,259	1,142,841
	Sonic Healthcare Ltd.	1,133,178	26,774,497
	South32 Ltd., ADR	442,261	5,806,887
	South32 Ltd.	8,366,332	22,030,187
	Southern Cross Electrical Engineering Ltd.	56,353	26,139
#	Southern Cross Media Group Ltd.	1,129,009	714,149
*††	SpeedCast International Ltd.	1,370,682	0
	SRG Global Ltd.	118,132	59,160
*	St Barbara Ltd.	4,245,215	688,845
*	Star Entertainment Group Ltd.	6,933,554	4,903,279
	Steadfast Group Ltd.	1,586,176	6,222,960
*	Strandline Resources Ltd.	892,365	131,868
*	Strike Energy Ltd.	151,886	45,400
	Suncorp Group Ltd.	1,892,208	18,131,178
#	Sunland Group Ltd.	444,664	313,399
#*	Sunstone Metals Ltd.	1,744,799	32,939
	Super Retail Group Ltd.	1,021,565	8,478,648
*	Superloop Ltd.	1,313,766	587,986
#	Symbio Holdings Ltd.	108,375	173,750
#*	Syrah Resources Ltd.	2,230,746	1,054,433
	Tabcorp Holdings Ltd.	6,728,248	4,772,909
	Technology One Ltd.	1,232,395	13,057,414
	Telstra Group Ltd.	5,778,683	16,539,809
	Telstra Group Ltd., ADR	33,618	478,048
*	Temple & Webster Group Ltd.	73,231	325,149
#††	Ten Sixty Four Ltd.	1,871,019	540,408
#	Terracom Ltd.	2,027,778	560,554
	TPG Telecom Ltd.	1,125,385	3,799,208
	Transurban Group	1,309,100	12,639,418
	Treasury Wine Estates Ltd.	955,901	7,234,905
#*	Tuas Ltd.	842,979	1,116,965
*	Tyro Payments Ltd.	436,796	410,751
*	United Malt Group Ltd.	1,299,693	4,212,729
	Universal Store Holdings Ltd.	8,603	20,729
*††	Virgin Australia Holdings Pty. Ltd.	3,195,173	0
Ω	Viva Energy Group Ltd.	3,684,599	7,817,195
*	Vulcan Energy Resources Ltd.	3,508	10,504
*	Webjet Ltd.	625,196	3,318,581

International Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Wesfarmers Ltd.	867,784	$28,994,502
*	West African Resources Ltd.	2,613,569	1,585,449
*	Westgold Resources Ltd.	2,935,495	3,291,855
	Westpac Banking Corp.	2,755,303	41,414,590
	Whitehaven Coal Ltd.	3,549,376	16,584,483
#*	Widgie Nickel Ltd.	130,825	19,361
	WiseTech Global Ltd.	79,309	4,580,018
#	Woodside Energy Group Ltd., ADR	460,399	11,878,294
	Woodside Energy Group Ltd.	2,690,049	69,295,528
	Woolworths Group Ltd.	1,001,067	25,996,543
	Worley Ltd.	719,681	8,422,874
	Xanadu Mines Ltd.	994,061	59,421
*	Xero Ltd.	40,361	3,317,731
	XRF Scientific Ltd.	126,414	119,126
#	Yancoal Australia Ltd.	956,156	3,283,339
#*	Zip Co. Ltd.	333,930	100,074
TOTAL AUSTRALIA			2,007,291,630
AUSTRIA — (0.5%)
	Addiko Bank AG	9,380	127,294
	Agrana Beteiligungs AG	78,181	1,392,774
	ANDRITZ AG	291,281	15,379,046
	AT&S Austria Technologie & Systemtechnik AG	184,636	6,973,449
Ω	BAWAG Group AG	250,872	12,221,835
	CA Immobilien Anlagen AG	83,177	2,652,577
*	DO & Co. AG	34,261	4,629,612
	Erste Group Bank AG	653,620	24,704,137
	EVN AG	168,166	3,986,190
*	FACC AG	27,713	184,126
*	Immofinanz AG	82,102	1,647,453
*	Immofinanz AG	223,231	0
*	Kapsch TrafficCom AG	10,948	128,856
#*	Lenzing AG	62,874	3,165,141
	Mayr Melnhof Karton AG	22,086	3,371,691
	Oberbank AG	2,814	371,272
	Oesterreichische Post AG	143,438	5,232,514
	OMV AG	408,123	18,387,611
	Palfinger AG	44,518	1,304,618
	POLYTEC Holding AG	68,337	345,608
	Porr AG	65,497	913,065
*	Raiffeisen Bank International AG	425,795	6,884,856
*	Rosenbauer International AG	4,139	132,811
	S IMMO AG	2,042	27,700
	Schoeller-Bleckmann Oilfield Equipment AG	19,485	1,180,868
	Semperit AG Holding	33,100	739,197
	Strabag SE	3,813	159,998
*	Telekom Austria AG, ADR	4,200	63,912
	Telekom Austria AG	563,641	4,290,356
	UBM Development AG	4,889	133,372
	UNIQA Insurance Group AG	385,703	3,150,512
	Verbund AG	58,229	4,824,678
	Vienna Insurance Group AG Wiener Versicherung Gruppe	191,489	5,121,569
	voestalpine AG	425,526	14,061,656
	Wienerberger AG	294,306	9,665,256
	Zumtobel Group AG	110,458	965,151
TOTAL AUSTRIA			158,520,761

International Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	120,811	$21,035,119
	Ageas SA	596,530	25,253,051
*	AGFA-Gevaert NV	911,894	2,345,623
	Anheuser-Busch InBev SA	740,486	42,359,979
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	59,509	3,409,866
*	Argenx SE, ADR	5,187	2,616,738
*	Argenx SE	8,301	4,180,710
#	Atenor	4,296	132,380
	Azelis Group NV	114,546	2,961,673
	Barco NV	121,781	2,834,096
	Bekaert SA	233,229	11,132,197
#	bpost SA	419,997	2,022,619
	Cie d'Entreprises CFE	55,505	561,395
	Deceuninck NV	311,742	790,947
*	Deme Group NV	54,613	7,232,379
	D'ieteren Group	25,578	4,467,100
	Econocom Group SA	495,060	1,425,700
	Elia Group SA	87,126	10,727,390
	Etablissements Franz Colruyt NV	284,244	10,833,694
*	Euronav NV	672,796	11,055,769
	EVS Broadcast Equipment SA	53,956	1,309,954
	Fagron	299,114	5,322,628
*	Galapagos NV	158,693	6,668,976
	Gimv NV	113,600	5,245,926
*	Greenyard NV	26,742	196,354
	Immobel SA	10,743	424,948
	Ion Beam Applications	57,519	928,645
	Jensen-Group NV	9,952	350,347
	KBC Group NV	649,186	48,860,846
#	Kinepolis Group NV	68,389	3,333,508
	Lotus Bakeries NV	1,261	10,090,907
	Melexis NV	99,446	10,720,789
#*	Ontex Group NV	359,471	3,080,737
*	Orange Belgium SA	154,156	2,347,067
	Proximus SADP	697,136	5,344,787
#	Recticel SA	240,875	3,058,234
	Roularta Media Group NV	8,176	141,964
	Shurgard Self Storage Ltd.	76,505	3,490,972
	Sipef NV	19,091	1,189,833
	Solvay SA	311,505	37,411,202
	Tessenderlo Group SA	189,030	6,340,595
#	UCB SA	101,172	8,958,504
	Umicore SA	467,301	13,839,178
	Van de Velde NV	27,445	1,026,303
	VGP NV	38,943	4,157,671
	Viohalco SA	172,079	1,240,550
	What's Cooking BV	2,086	181,331
TOTAL BELGIUM			352,641,181
CANADA — (10.8%)
*	5N Plus, Inc.	190,986	535,888
	Acadian Timber Corp.	48,264	614,898
	ADENTRA, Inc.	14,282	377,236
*	Advantage Energy Ltd.	2,012,830	14,195,821
	Aecon Group, Inc.	337,250	2,805,621
	Africa Oil Corp.	463,708	1,097,159
	AG Growth International, Inc.	43,858	1,812,325
	AGF Management Ltd., Class B	435,435	2,592,170
	Agnico Eagle Mines Ltd.	985,749	51,672,430

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	Aimia, Inc.	213,460	$539,053
*	Air Canada	294,439	5,425,904
#	AirBoss of America Corp.	95,983	348,659
	Alamos Gold, Inc., Class A	1,684,279	20,805,698
#	Algoma Central Corp.	16,660	191,786
#	Algonquin Power & Utilities Corp.	830,781	6,855,666
	Alimentation Couche-Tard, Inc.	792,230	40,108,653
#	AltaGas Ltd.	823,270	16,251,256
	Altius Minerals Corp.	93,389	1,516,292
*	Altius Renewable Royalties Corp.	18,533	130,145
	Altus Group Ltd.	52,867	1,765,240
#*	Americas Gold & Silver Corp.	51,477	21,080
	Amerigo Resources Ltd.	422,574	519,144
	Andlauer Healthcare Group, Inc.	43,377	1,448,038
#	Andrew Peller Ltd., Class A	102,169	317,668
	ARC Resources Ltd.	2,567,328	38,782,986
*	Argonaut Gold, Inc.	1,405,841	597,028
*	Aritzia, Inc.	347,725	6,616,176
	Atco Ltd., Class I	165,029	4,710,645
*	Athabasca Oil Corp.	1,924,656	4,962,523
*	ATS Corp.	221,019	10,023,081
#*	Aurora Cannabis, Inc.	144,010	81,112
*	AutoCanada, Inc.	181,432	3,098,509
	B2Gold Corp.	6,195,461	21,471,395
	Badger Infrastructure Solutions Ltd.	163,110	3,970,599
#*	Ballard Power Systems, Inc.	441,509	2,091,993
	Bank of Montreal	895,480	83,208,002
	Bank of Nova Scotia	1,283,060	64,613,130
	Barrick Gold Corp.	1,356,024	23,531,089
*	Bausch Health Cos., Inc.	650,845	6,319,705
*	Baytex Energy Corp.	1,284,776	5,183,338
#	BCE, Inc.	111,114	4,801,473
#	Birchcliff Energy Ltd.	1,364,140	8,151,840
	Bird Construction, Inc.	160,693	1,080,914
	Black Diamond Group Ltd.	272,198	1,271,558
#*	BlackBerry Ltd.	585,864	2,987,906
	BMTC Group, Inc.	7,200	87,635
*	Bombardier, Inc., Class A	4,940	247,403
*	Bombardier, Inc., Class B	177,888	8,903,506
*	Bonterra Energy Corp.	136,052	701,591
	Boralex, Inc., Class A	171,216	4,430,205
	Boyd Group Services, Inc.	41,204	7,569,925
	Bridgemarq Real Estate Services	32,200	380,447
	Brookfield Corp.	105,111	3,669,100
#	Brookfield Corp., Class A	848,076	29,597,852
	Brookfield Infrastructure Corp., Class A	197,338	9,229,034
#	BRP, Inc.	95,423	8,778,496
*	CAE, Inc.	322,493	7,368,935
	Calfrac Well Services Ltd.	44,963	180,036
	Calian Group Ltd.	23,649	1,137,570
#	Cameco Corp.	188,469	6,626,570
	Canaccord Genuity Group, Inc.	521,257	3,280,954
#	Canacol Energy Ltd.	129,003	1,139,713
#*	Canada Goose Holdings, Inc.	177,697	3,241,818
#	Canadian Imperial Bank of Commerce	1,230,758	54,230,740
#	Canadian National Railway Co.	380,202	46,091,396
#	Canadian Natural Resources Ltd.	1,714,673	104,252,118
	Canadian Pacific Kansas City Ltd.	209,091	17,206,098
#	Canadian Tire Corp. Ltd., Class A	208,541	28,642,066

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Canadian Utilities Ltd., Class A	210,188	$5,234,576
	Canadian Western Bank	514,269	10,276,410
*	Canfor Corp.	369,067	5,824,354
*	Canfor Pulp Products, Inc.	157,874	241,842
#*	Canopy Growth Corp.	112,224	55,326
#	Capital Power Corp.	336,369	10,494,233
#*	Capstone Copper Corp.	3,589,481	18,755,185
#	Cardinal Energy Ltd.	603,543	3,286,268
#	Cargojet, Inc.	7,533	553,728
#	Cascades, Inc.	487,233	4,441,315
	CCL Industries, Inc., Class B	298,656	14,318,456
*	Celestica, Inc.	611,467	13,439,506
	Cenovus Energy, Inc.	2,351,695	44,728,757
	Centerra Gold, Inc.	1,113,802	7,145,766
	CES Energy Solutions Corp.	1,158,329	2,468,361
*	CGI, Inc.	278,166	28,263,970
#	Chesswood Group Ltd.	31,923	202,144
	CI Financial Corp.	989,644	12,518,304
	Clairvest Group, Inc.	516	32,334
	Cogeco Communications, Inc.	99,357	5,033,967
#	Cogeco, Inc.	42,478	1,680,887
	Colliers International Group, Inc.	89,240	9,037,897
	Computer Modelling Group Ltd.	387,353	2,114,998
*	Conifex Timber, Inc.	32,928	33,711
	Constellation Software, Inc.	20,401	43,101,938
	Corby Spirit & Wine Ltd.	40,385	469,191
#	Corus Entertainment, Inc., Class B	1,444,025	1,587,864
	Crescent Point Energy Corp.	2,758,426	22,364,273
#*	Crew Energy, Inc.	2,318,649	9,794,013
#*	Cronos Group, Inc.	419,648	814,256
	DATA Communications Management Corp.	13,100	30,896
#	Definity Financial Corp.	42,797	1,077,187
#*	Denison Mines Corp.	1,668,715	2,176,612
*	Descartes Systems Group, Inc.	58,898	4,590,733
	Dexterra Group, Inc.	149,186	656,184
	Dollarama, Inc.	343,777	22,644,728
	Doman Building Materials Group Ltd.	338,569	1,738,226
#*	Dorel Industries, Inc., Class B	171,748	772,355
	DREAM Unlimited Corp., Class A	158,374	2,484,934
	Dundee Precious Metals, Inc.	869,587	6,047,179
	Dye & Durham Ltd.	65,693	985,906
#	ECN Capital Corp.	1,038,872	2,064,115
	E-L Financial Corp. Ltd.	538	377,916
#*	Eldorado Gold Corp.	850,811	8,342,863
	Element Fleet Management Corp.	1,749,325	28,216,845
#	Emera, Inc.	296,289	12,018,730
	Empire Co. Ltd., Class A	514,994	13,985,466
	Enbridge, Inc.	922,166	33,935,709
#	Endeavour Mining PLC	718,540	17,360,702
#*	Endeavour Silver Corp.	405,095	1,425,650
	Enerflex Ltd.	655,470	5,318,719
*	Energy Fuels, Inc.	205,896	1,319,398
#	Enerplus Corp.	1,117,485	18,686,192
	Enghouse Systems Ltd.	164,792	3,731,611
*	Ensign Energy Services, Inc.	820,218	1,555,034
#	EQB, Inc.	149,356	8,813,097
#*	Equinox Gold Corp.	1,054,057	5,550,367
*	ERO Copper Corp.	156,359	3,757,962
	Evertz Technologies Ltd.	126,336	1,299,144

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Exchange Income Corp.	100,991	$3,935,788
#	Exco Technologies Ltd.	136,352	913,046
#	Extendicare, Inc.	377,580	2,067,363
	Fairfax Financial Holdings Ltd.	51,959	41,453,719
#	Fiera Capital Corp.	275,463	1,366,191
#	Finning International, Inc.	668,984	23,042,698
	Firm Capital Mortgage Investment Corp.	141,418	1,126,068
#	First Majestic Silver Corp.	548,167	3,661,217
#	First National Financial Corp.	76,935	2,280,658
	First Quantum Minerals Ltd.	1,332,152	39,510,460
	FirstService Corp.	100,965	15,813,903
*	Fission Uranium Corp.	1,807,387	863,500
*	Foraco International SA	219,150	299,147
	Fortis, Inc.	356,862	15,212,402
#*	Fortuna Silver Mines, Inc.	1,673,836	5,962,165
#	Franco-Nevada Corp.	41,160	6,002,774
#	Freehold Royalties Ltd.	515,144	5,441,896
*	Frontera Energy Corp.	108,190	878,713
#*	Galiano Gold, Inc.	738,913	465,095
	Gamehost, Inc.	83,742	593,145
*	GDI Integrated Facility Services, Inc.	26,521	953,923
#	Gear Energy Ltd.	537,509	354,630
	George Weston Ltd.	165,396	19,046,284
	GFL Environmental, Inc.	73,654	2,514,548
#	Gibson Energy, Inc.	587,038	9,558,037
	Gildan Activewear, Inc.	471,216	14,654,816
	goeasy Ltd.	81,451	7,857,568
#	GoldMoney, Inc.	9,639	70,250
#	Gran Tierra Energy, Inc.	192,140	1,365,298
	Great-West Lifeco, Inc.	400,395	12,075,766
	Guardian Capital Group Ltd., Class A	18,706	577,217
*	H2O Innovation, Inc.	73,800	171,257
	Hammond Power Solutions, Inc.	21,700	962,525
	Headwater Exploration, Inc.	432,714	2,438,149
*	Heroux-Devtek, Inc.	166,614	1,960,982
	High Liner Foods, Inc.	114,391	1,222,287
#	HLS Therapeutics, Inc.	1,000	4,778
	Home Capital Group, Inc.	389,262	12,640,351
	Hudbay Minerals, Inc.	2,516,716	15,001,241
#Ω	Hydro One Ltd.	244,210	6,889,328
#*	i-80 Gold Corp.	413,213	839,807
	iA Financial Corp., Inc.	467,517	32,390,970
*	IAMGOLD Corp.	3,273,555	8,936,849
#	IGM Financial, Inc.	214,627	6,687,918
#*	Imperial Metals Corp.	164,385	316,640
#	Imperial Oil Ltd.	542,717	29,263,301
	Information Services Corp.	27,509	550,743
	Innergex Renewable Energy, Inc.	369,436	3,628,106
	InPlay Oil Corp.	17,292	35,406
	Intact Financial Corp.	193,115	28,529,734
#*	Interfor Corp.	393,418	7,041,038
#*	Invesque, Inc.	89,083	74,830
*	Ivanhoe Mines Ltd., Class A	326,973	3,466,487
Ω	Jamieson Wellness, Inc.	104,061	2,397,432
*	K92 Mining, Inc.	341,756	1,614,636
*	Karora Resources, Inc.	98,620	341,784
	K-Bro Linen, Inc.	31,864	803,698
*	Kelt Exploration Ltd.	835,753	4,037,270
#	Keyera Corp.	556,775	13,937,848

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Kinaxis, Inc.	62,216	$8,447,863
	Kinross Gold Corp.	6,461,651	32,194,325
*	Knight Therapeutics, Inc.	502,132	1,839,228
*	Kolibri Global Energy, Inc.	16,602	76,800
#	KP Tissue, Inc.	37,940	298,940
	Labrador Iron Ore Royalty Corp.	228,697	5,490,879
#*	Laramide Resources Ltd.	26,500	9,043
#*	Largo, Inc.	59,040	279,832
	Lassonde Industries, Inc., Class A	7,285	683,557
#	Laurentian Bank of Canada	231,812	6,984,333
	Leon's Furniture Ltd.	123,748	2,084,285
*	Lightspeed Commerce, Inc.	252,520	4,439,302
*††	Lightstream Resources Ltd.	696,278	0
	Linamar Corp.	307,589	17,849,096
#*	Lion Electric Co.	32,068	84,018
	Loblaw Cos. Ltd.	261,513	23,203,260
	Logan Energy Corp.	14,673	12,351
	Logistec Corp., Class B	1,200	56,867
#*	Lucara Diamond Corp.	1,820,013	558,985
*	Lumine Group, Inc.	21,418	339,953
	Lundin Gold, Inc.	250,848	3,363,283
	Lundin Mining Corp.	4,209,700	37,638,769
	Magellan Aerospace Corp.	81,601	498,152
#	Magna International, Inc.	1,084,901	69,784,933
*	Mainstreet Equity Corp.	18,373	1,938,525
*	Major Drilling Group International, Inc.	473,974	3,418,263
*	Mandalay Resources Corp.	42,348	54,274
#	Manulife Financial Corp.	1,671,119	33,421,281
	Maple Leaf Foods, Inc.	207,509	4,330,677
	Martinrea International, Inc.	596,940	6,686,235
*	Maxim Power Corp.	24,537	92,294
*	MDA Ltd.	22,920	144,787
#	Medical Facilities Corp.	168,105	1,089,977
*	MEG Energy Corp.	1,399,817	24,957,113
	Melcor Developments Ltd.	8,941	77,297
*††	Mercator Minerals Ltd.	131,933	0
	Methanex Corp.	296,529	13,359,185
	Metro, Inc.	309,398	16,651,863
	Moneta Gold, Inc.	21,900	19,431
	Morguard Corp.	11,735	913,597
#	MTY Food Group, Inc.	59,742	3,041,351
#	Mullen Group Ltd.	454,637	5,468,125
	National Bank of Canada	879,291	68,868,293
	Neo Performance Materials, Inc.	35,818	231,697
*	New Gold, Inc.	4,816,317	5,661,314
*	New Pacific Metals Corp.	700	1,693
#	NFI Group, Inc.	193,486	1,584,688
	North American Construction Group Ltd.	139,699	3,398,515
	North West Co., Inc.	214,359	5,218,158
	Northland Power, Inc.	556,087	10,757,805
	Nutrien Ltd.	924,837	63,714,196
*	Nuvei Corp.	71,151	2,426,961
*	NuVista Energy Ltd.	1,034,258	8,933,529
#*	Obsidian Energy Ltd.	105,936	757,360
	OceanaGold Corp.	3,766,069	7,882,570
	Onex Corp.	259,023	15,908,901
	Open Text Corp.	363,718	15,622,356
*††	Orbite Technologies, Inc.	174,500	0
#	Organigram Holdings, Inc.	34,983	53,174

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Orla Mining Ltd.	233,671	$1,088,907
	Osisko Gold Royalties Ltd.	514,476	7,627,470
*	Osisko Mining, Inc.	924,589	2,201,653
#	Pan American Silver Corp.	1,552,994	26,252,744
	Paramount Resources Ltd., Class A	380,813	9,001,577
	Parex Resources, Inc.	734,677	16,274,156
	Park Lawn Corp.	134,996	2,362,801
	Parkland Corp.	594,746	16,241,462
	Pason Systems, Inc.	276,912	2,763,555
	Pembina Pipeline Corp.	1,079,690	34,196,437
#*	Petrus Resources Ltd.	29,921	36,986
#	Peyto Exploration & Development Corp.	858,945	7,412,726
	PHX Energy Services Corp.	163,882	876,175
*	Pieridae Energy Ltd.	200	109
#	Pine Cliff Energy Ltd.	408,078	479,673
	Pipestone Energy Corp.	65,536	135,182
	Pizza Pizza Royalty Corp.	128,187	1,461,078
	Polaris Renewable Energy, Inc.	93,078	1,013,612
#	Pollard Banknote Ltd.	27,096	534,050
#	PrairieSky Royalty Ltd.	697,600	13,865,769
*	Precision Drilling Corp.	69,220	4,597,097
	Premium Brands Holdings Corp.	127,209	10,352,101
	Primo Water Corp.	610,031	8,644,367
#	Quarterhill, Inc.	719,660	835,005
	Quebecor, Inc., Class B	464,603	11,373,287
#*	Questerre Energy Corp., Class A	145,025	21,996
#	RB Global, Inc.	241,920	15,612,069
#*	Real Matters, Inc.	4,105	21,636
#	Restaurant Brands International, Inc.	301,368	23,072,239
*	RF Capital Group, Inc.	11,366	75,677
	Richelieu Hardware Ltd.	183,991	6,142,103
	Rogers Communications, Inc., Class B	540,330	23,658,593
	Rogers Sugar, Inc.	313,350	1,347,359
	Royal Bank of Canada	1,937,912	192,112,003
	Russel Metals, Inc.	316,101	9,303,363
*	Sangoma Technologies Corp.	13,767	62,015
	Saputo, Inc.	174,859	3,691,711
#	Savaria Corp.	59,647	755,850
#*	Seabridge Gold, Inc.	95,013	1,212,366
	Secure Energy Services, Inc.	1,082,682	5,657,058
*	Shawcor Ltd.	312,573	4,764,507
*	Shopify, Inc., Class A	96,740	6,537,689
#	Sienna Senior Living, Inc.	174,182	1,516,406
*	SilverCrest Metals, Inc.	162,245	931,286
Ω	Sleep Country Canada Holdings, Inc.	147,163	3,221,928
	SNC-Lavalin Group, Inc.	385,321	11,194,515
*	SNDL, Inc.	107,315	179,216
*††	Southern Pacific Resource Corp.	665,787	0
	Spartan Delta Corp.	14,673	48,292
Ω	Spin Master Corp.	105,553	2,814,426
	Sprott, Inc.	31,542	1,051,522
#	SSR Mining, Inc.	1,233,433	17,966,440
	Stantec, Inc.	323,645	21,916,035
	Stelco Holdings, Inc.	110,860	4,042,126
	Stella-Jones, Inc.	241,267	12,251,347
*Ω	STEP Energy Services Ltd.	43,194	127,749
#	StorageVault Canada, Inc.	95,047	352,466
#	Sun Life Financial, Inc.	346,434	18,227,142
	Suncor Energy, Inc.	2,861,286	89,529,653

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	SunOpta, Inc.	121,462	$803,314
	Superior Plus Corp.	520,904	3,902,879
	Supremex, Inc.	20,200	97,733
#	Surge Energy, Inc.	109,886	689,989
*	Taiga Building Products Ltd.	19,400	41,929
#	Tamarack Valley Energy Ltd.	1,398,189	3,827,750
#*	Taseko Mines Ltd.	1,248,397	1,902,914
#	TC Energy Corp.	1,259,971	45,191,188
	Teck Resources Ltd., Class A	6,700	297,744
	Teck Resources Ltd., Class B	1,769,952	78,638,716
	TELUS Corp.	174,880	3,113,929
	TELUS Corp.	97,145	1,729,765
*	TELUS International CDA, Inc.	95,496	890,211
	TerraVest Industries, Inc.	5,281	137,407
	TFI International, Inc.	215,921	27,713,669
	Thomson Reuters Corp.	28,793	3,887,494
	Tidewater Midstream & Infrastructure Ltd.	582,130	476,776
	Timbercreek Financial Corp.	184,837	1,045,679
	TMX Group Ltd.	380,382	8,451,972
	Topaz Energy Corp.	62,415	1,015,282
*	Torex Gold Resources, Inc.	424,156	5,950,697
	Toromont Industries Ltd.	227,607	19,392,292
#	Toronto-Dominion Bank	1,126,111	74,259,860
	Total Energy Services, Inc.	206,121	1,600,634
	Tourmaline Oil Corp.	978,838	50,728,995
	TransAlta Corp.	416,810	4,255,630
	TransAlta Corp.	819,090	8,354,575
#	TransAlta Renewables, Inc.	304,090	3,094,747
*	Transat AT, Inc., Class A	33,589	122,776
	Transcontinental, Inc., Class A	385,856	3,830,323
*††	Trevali Mining Corp.	258,153	0
	Trican Well Service Ltd.	1,729,123	5,428,709
	Tricon Residential, Inc.	679,007	6,343,246
	Triple Flag Precious Metals Corp.	65,264	899,817
*	Trisura Group Ltd.	75,038	1,921,089
*	Uni-Select, Inc.	176,278	6,403,304
	Vecima Networks, Inc.	4,100	55,531
	Vermilion Energy, Inc.	861,297	11,994,164
	VersaBank	23,598	207,135
*	Victoria Gold Corp.	52,694	340,064
*	Viemed Healthcare, Inc.	100,781	851,599
	Wajax Corp.	123,156	2,531,952
	Waste Connections, Inc.	107,847	15,226,525
*	Wesdome Gold Mines Ltd.	418,418	2,224,328
#	West Fraser Timber Co. Ltd.	340,132	28,658,468
	Western Forest Products, Inc.	1,960,233	1,531,142
	Westshore Terminals Investment Corp.	166,924	3,865,968
#	Wheaton Precious Metals Corp.	162,058	7,265,061
#	Whitecap Resources, Inc.	2,132,848	17,031,732
#*	WildBrain Ltd.	386,389	503,992
	Winpak Ltd.	100,640	3,095,559
	WSP Global, Inc.	117,661	16,208,335
#*	Xtract One Technologies, Inc.	184,683	112,044
*	Yangarra Resources Ltd.	278,894	408,194
	Yellow Pages Ltd.	64,383	606,894
TOTAL CANADA			3,422,990,032
CHINA — (0.0%)
*	AustAsia Group Ltd.	450,016	104,014

International Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	BOC Aviation Ltd.	85,100	$713,322
	China Gold International Resources Corp. Ltd.	2,627,562	10,540,934
*	Fountain SET Holdings Ltd.	2,488,000	202,939
*	Goodbaby International Holdings Ltd.	1,233,000	90,770
*††	Hanfeng Evergreen, Inc.	42,625	0
*	Neo-Neon Holdings Ltd.	2,769,000	152,681
	SIIC Environment Holdings Ltd.	4,633,180	715,201
TOTAL CHINA			12,519,861
DENMARK — (2.5%)
*	ALK-Abello AS	428,767	4,668,620
	Alm Brand AS	4,751,454	7,572,660
*	Ambu AS, Class B	359,505	5,304,058
#	AP Moller - Maersk AS, Class A	2,922	5,875,047
	AP Moller - Maersk AS, Class B	3,717	7,635,486
#*	Bang & Olufsen AS	533,253	838,228
	BankNordik P/F	1,342	29,996
#*	Bavarian Nordic AS	334,576	7,178,337
*	Brodrene Hartmann AS	12,158	508,373
	Carlsberg AS, Class B	172,967	25,941,957
#	cBrain AS	7,006	154,701
*	Chemometec AS	36,908	2,476,726
	Chr Hansen Holding AS	285,294	21,557,850
	Coloplast AS, Class B	146,826	18,251,410
#	Columbus AS	474,800	450,864
	D/S Norden AS	147,359	7,381,802
*	Danske Bank AS	1,144,970	27,187,383
*	Demant AS	320,822	12,767,037
	Dfds AS	174,840	6,268,072
	Djurslands Bank AS	1,040	60,766
	DSV AS	158,358	31,693,817
	FLSmidth & Co. AS	223,791	10,588,382
	Fluegger Group AS	350	17,542
*	Genmab AS	57,257	23,601,311
*	GN Store Nord AS	596,168	15,896,695
	GronlandsBANKEN AS	33	3,116
	H Lundbeck AS	1,542,336	7,655,303
	H Lundbeck AS, Class A	72,399	324,689
#*	H+H International AS, Class B	111,854	1,398,859
*	Harboes Bryggeri AS, Class B	2,462	25,463
#*	Huscompagniet AS	1,056	8,534
	ISS AS	776,587	15,691,886
	Jeudan AS	19,945	747,753
*	Jyske Bank AS	298,193	22,556,714
	Matas AS	213,459	3,136,816
#*	MT Hoejgaard Holding AS	328	5,151
#*Ω	Netcompany Group AS	132,307	6,141,512
*	Nilfisk Holding AS	79,180	1,491,287
*	NKT AS	270,343	15,446,391
*Ω	NNIT AS	67,735	815,285
#	North Media AS	20,687	192,220
	Novo Nordisk AS, Sponsored ADR	588,883	94,869,051
	Novo Nordisk AS, Class B	886,526	142,954,261
	Novozymes AS, Class B	313,648	15,730,478
*	NTG Nordic Transport Group AS, Class A	15,369	959,140
Ω	Orsted AS	73,304	6,378,875
	Pandora AS	396,363	39,648,951
	Parken Sport & Entertainment AS	10,398	168,799
	Per Aarsleff Holding AS	97,171	4,612,277

International Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Ringkjoebing Landbobank AS	151,066	$21,499,488
	Rockwool AS, Class A	7,502	2,007,752
	Rockwool AS, Class B	34,285	9,221,263
	Royal Unibrew AS	238,392	20,604,897
#*	RTX AS	28,702	438,635
#Ω	Scandinavian Tobacco Group AS, Class A	309,540	5,384,328
	Schouw & Co. AS	71,013	5,634,952
	SimCorp AS	150,405	16,127,409
	Solar AS, Class B	25,629	1,915,856
	SP Group AS	6,985	240,707
	Spar Nord Bank AS	484,454	7,703,126
	Sparekassen Sjaelland-Fyn AS	7,233	194,252
	Sydbank AS	381,764	18,308,731
*	TCM Group AS	8,463	86,243
	Tivoli AS	1,741	196,257
	Topdanmark AS	236,125	10,703,525
	TORM PLC, Class A	85,797	2,111,760
	Tryg AS	664,665	13,123,012
	UIE PLC	43,770	1,171,718
*	Vestas Wind Systems AS	822,134	21,989,173
*	Zealand Pharma AS	107,193	3,719,894
TOTAL DENMARK			787,252,909
FINLAND — (1.4%)
	Aktia Bank Oyj	204,365	2,112,485
#	Alandsbanken Abp, Class B	1,250	47,261
#*	Alisa Pankki Oyj	1,367	29,510
	Alma Media Oyj	67,280	670,684
#	Anora Group Oyj	36,670	190,342
	Apetit Oyj	3,389	48,153
	Aspo Oyj	28,806	217,492
#	Atria Oyj	77,416	815,565
#	Bittium Oyj	79,121	346,553
	Cargotec Oyj, Class B	197,492	9,432,279
	Caverion Oyj	60,053	565,385
#	Citycon Oyj	330,258	2,050,120
	Digia Oyj	27,598	176,581
	Elisa Oyj	376,622	19,646,641
Ω	Enento Group Oyj	27,827	675,144
	eQ Oyj	7,698	144,384
#	Evli Oyj, Class B	1,367	29,472
*	Finnair Oyj	3,944,965	2,442,363
	Fiskars Oyj Abp	108,695	1,937,480
	Fortum Oyj	958,582	12,976,559
	F-Secure Oyj	345,268	850,632
	Glaston Oyj Abp	11,415	11,140
	Gofore Oyj	4,714	111,939
#	Harvia Oyj	47,384	1,239,356
#*	HKScan Oyj, Class A	213,312	173,425
	Huhtamaki Oyj	582,394	20,702,663
	Ilkka Oyj	29,672	106,140
*	Incap Oyj	41,965	494,930
#	Kamux Corp.	20,796	119,629
	Kemira Oyj	688,522	10,799,914
	Kesko Oyj, Class A	201,990	4,046,186
	Kesko Oyj, Class B	1,296,571	25,942,686
	Kojamo Oyj	352,767	3,446,615
	Kone Oyj, Class B	431,363	22,125,816
	Konecranes Oyj	367,597	13,360,928

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Lassila & Tikanoja Oyj	169,368	$1,818,289
	Marimekko Oyj	91,050	901,074
#	Metsa Board Oyj, Class B	817,615	6,596,409
	Metso Oyj	1,626,760	18,486,611
	Musti Group Oyj	60,406	1,184,953
#	Neste Oyj	406,580	14,968,272
	Nokia Oyj	3,901,135	15,335,865
#	Nokia Oyj, Sponsored ADR	2,495,826	9,833,554
	Nokian Renkaat Oyj	695,310	6,467,196
	Nordea Bank Abp	2,414,342	27,326,333
	Olvi Oyj, Class A	44,069	1,402,668
	Oma Saastopankki Oyj	18,141	436,173
	Oriola Oyj, Class A	1,000	1,306
	Oriola Oyj, Class B	705,799	859,543
	Orion Oyj, Class A	8,267	322,441
	Orion Oyj, Class B	440,437	16,926,480
	Outokumpu Oyj	1,864,003	9,643,702
*	Pihlajalinna Oyj	40,689	386,375
	Ponsse Oyj	52,110	1,827,413
	Puuilo Oyj	74,995	613,083
*	QT Group Oyj	18,005	1,493,396
	Raisio Oyj, Class V	439,111	928,296
	Rapala VMC Oyj	25,862	90,292
	Revenio Group Oyj	68,374	2,418,814
Ω	Rovio Entertainment Oyj	14,306	144,733
	Sampo Oyj, Class A	429,201	18,913,441
	Sanoma Oyj	503,228	3,981,417
*	Stockmann Oyj Abp, Class B	18,522	44,184
	Stora Enso Oyj, Class R	1,291,024	15,826,999
	Suominen Oyj	10,369	32,552
	Taaleri Oyj	8,127	86,829
#	Talenom Oyj	29,356	214,868
*	Teleste Oyj	20,343	79,759
Ω	Terveystalo Oyj	154,273	1,252,268
	TietoEVRY Oyj	391,525	9,988,817
	Tokmanni Group Corp.	186,812	2,884,973
	UPM-Kymmene Oyj	1,122,638	37,167,928
	Uponor Oyj	295,787	9,359,888
	Vaisala Oyj, Class A	57,747	2,341,663
	Valmet Oyj	666,700	17,684,707
#	Verkkokauppa.com Oyj	8,621	25,155
	Wartsila Oyj Abp	845,801	10,625,663
#*	WithSecure Oyj	228,963	252,578
#	YIT Oyj	653,938	1,577,844
TOTAL FINLAND			430,841,256
FRANCE — (8.3%)
	ABC arbitrage	159,751	1,043,729
	Accor SA	436,148	16,456,749
	Aeroports de Paris	51,590	7,124,166
	Air Liquide SA	217,694	39,140,074
	Airbus SE	474,603	69,909,028
	AKWEL	62,617	1,127,384
Ω	ALD SA	206,322	2,192,064
#	Alstom SA	859,114	26,306,284
	Altamir	45,949	1,389,086
	Alten SA	117,527	16,927,864
Ω	Amundi SA	140,490	8,621,230
*Ω	Aramis Group SAS	12,032	63,346

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Arkema SA	322,355	$34,762,441
#	Assystem SA	39,219	1,973,265
*	Atos SE	285,599	2,966,641
	Aubay	32,832	1,541,676
	AXA SA	1,405,396	43,200,254
	Axway Software SA	27,334	717,927
*	Bastide le Confort Medical	13,234	400,306
	Beneteau SA	167,857	2,740,545
	Bigben Interactive	79,131	411,987
	BioMerieux	83,314	8,943,701
	BNP Paribas SA	876,864	57,827,247
	Boiron SA	27,994	1,549,002
	Bollore SE	1,817,900	11,494,072
	Bonduelle SCA	71,692	853,320
*††	Bourbon Corp.	56,660	0
	Bouygues SA	926,243	33,179,453
	Bureau Veritas SA	815,487	22,396,363
	Capgemini SE	349,300	63,299,644
	Carrefour SA	2,176,880	43,518,294
#*	Casino Guichard Perrachon SA	174,507	454,888
	Catana Group	91,952	745,060
	CBo Territoria	2,301	9,034
	Cegedim SA	34,910	821,226
*	CGG SA	3,734,210	2,627,246
	Chargeurs SA	98,128	1,206,524
	Cie de Saint-Gobain	1,207,787	81,684,267
	Cie des Alpes	106,992	1,573,407
	Cie Generale des Etablissements Michelin SCA	1,655,213	54,203,347
	Cie Plastic Omnium SA	305,118	5,942,102
#*	Claranova SE	70,358	117,867
#	Clariane SE	364,097	2,835,141
	Coface SA	680,985	9,975,674
	Credit Agricole SA	1,159,589	14,396,733
	Danone SA	382,440	23,354,362
	Dassault Aviation SA	27,905	5,420,862
	Dassault Systemes SE	180,343	7,707,614
#*	DBV Technologies SA	35,620	113,914
	Derichebourg SA	696,679	4,295,338
	Edenred	352,201	22,875,583
	Eiffage SA	476,002	49,522,075
*	Ekinops SAS	16,325	143,717
	Electricite de Strasbourg SA	1,257	128,506
*Ω	Elior Group SA	555,988	1,417,011
	Elis SA	998,555	20,630,253
	Engie SA	2,835,976	46,525,105
	Equasens	12,399	1,141,210
	Eramet SA	46,350	3,902,499
*	ESI Group	90	14,706
	EssilorLuxottica SA	118,582	23,855,756
#*	Esso SA Francaise	10,411	584,210
	Etablissements Maurel et Prom SA	323,512	1,525,777
	Eurazeo SE	108,004	6,594,696
*	Euroapi SA	18,789	219,244
	Eurofins Scientific SE	319,130	21,948,675
Ω	Euronext NV	288,840	21,984,674
#	Eutelsat Communications SA	948,501	6,389,264
*	Exail Technologies SA	10,477	213,646
	Exclusive Networks SA	11,731	250,367
	Exel Industries, Class A	6,839	404,606

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#	Fnac Darty SA	80,510	$2,806,962
*	Forvia	615,580	15,464,067
*	Gaumont SA	768	82,172
	Gaztransport Et Technigaz SA	100,438	12,249,745
#	GEA	181	18,604
	Getlink SE	490,451	8,620,835
*	GL Events	57,252	1,159,191
	Groupe Crit	22,390	1,930,521
	Groupe SFPI	7,834	16,566
#	Guerbet	39,140	919,340
#	Guillemot Corp.	18,369	142,322
*	Haulotte Group SA	54,664	182,195
	Hermes International	23,367	51,717,357
	HEXAOM	5,657	94,507
*	ID Logistics Group	11,145	3,195,913
	Imerys SA	188,757	6,554,626
	Infotel SA	1,378	79,957
	Interparfums SA	2,213	159,731
	Ipsen SA	133,207	16,787,653
	IPSOS	210,980	10,546,887
#	Jacquet Metals SACA	76,350	1,523,387
*	JCDecaux SE	262,483	4,918,728
	Kaufman & Broad SA	99,045	2,726,658
	Kering SA	75,210	43,182,974
#	La Francaise De L'energie SACA	2,920	145,330
Ω	La Francaise des Jeux SAEM	279,562	10,672,940
	Laurent-Perrier	7,118	962,809
	Lectra	104,988	3,343,729
	Legrand SA	268,094	26,877,684
	Linedata Services	3,879	244,016
#	LISI	40,903	1,069,157
	LNA Sante SA	27,399	882,149
	L'Oreal SA	165,647	77,043,979
*	Lumibird	1,775	30,065
	LVMH Moet Hennessy Louis Vuitton SE	247,349	229,729,718
Ω	Maisons du Monde SA	144,638	1,518,666
	Manitou BF SA	37,916	1,094,434
	Mersen SA	198,168	9,327,125
	Metropole Television SA	200,359	2,830,213
#*	Nacon SA	55,428	120,857
Ω	Neoen SA	81,526	2,680,679
	Nexans SA	160,345	14,235,470
	Nexity SA	211,889	3,587,780
*	Nicox	29,484	14,052
	NRJ Group	87,380	660,885
	Oeneo SA	143,254	2,158,114
#	Orange SA, Sponsored ADR	127,541	1,442,489
	Orange SA	7,322,630	82,773,800
	Pernod Ricard SA	66,534	14,668,854
#*	Pierre Et Vacances SA	204,367	347,498
#*	Plastiques Du Val De Loire	45,034	141,633
#*	Prodways Group SA	20,972	43,699
#	Publicis Groupe SA, ADR	59,052	1,196,394
	Publicis Groupe SA	495,805	39,974,467
	Quadient SA	183,392	4,088,603
#*	Rallye SA	467,866	172,496
#*††	Recylex SA	65,252	0
	Remy Cointreau SA	26,318	4,517,703
	Renault SA	584,382	25,667,011

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Rexel SA	1,263,618	$30,481,318
	Robertet SA	1,445	1,316,853
	Rothschild & Co.	46,954	1,994,708
	Rubis SCA	235,313	5,802,428
	Safran SA	245,966	40,833,581
	Samse SACA	989	205,504
	Sanofi, ADR	244,541	13,051,153
	Sanofi	429,847	45,858,021
	Sartorius Stedim Biotech	20,968	6,560,287
	Savencia SA	21,614	1,288,334
	Schneider Electric SE	215,688	38,483,005
	SCOR SE	817,856	24,442,006
	SEB SA	118,667	13,284,281
	Seche Environnement SA	12,581	1,610,879
	SES SA	1,900,136	12,310,028
#*	SES-imagotag SA	6,478	837,793
*Ω	SMCP SA	201,866	1,514,627
	Societe BIC SA	126,487	7,732,748
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	755	91,356
	Societe Generale SA	1,266,245	34,437,728
	Societe LDC SA	803	112,063
	Societe pour l'Informatique Industrielle	32,401	1,895,450
	Sodexo SA	204,988	21,027,133
	Sodexo SA, Sponsored ADR	3,340	68,580
	Sodexo, Inc.	8,908	914,205
*	SOITEC	50,980	10,019,124
	Sopra Steria Group SACA	81,165	17,648,014
	SPIE SA	573,612	17,218,654
	Stef SA	22,404	2,715,766
#	STMicroelectronics NV	933,669	49,938,552
#	STMicroelectronics NV	25,319	1,359,124
	Sword Group	36,181	1,690,830
	Synergie SE	44,846	1,625,018
	Technip Energies NV	605,692	13,804,935
#	Teleperformance	123,471	17,908,086
	Television Francaise 1	223,664	1,829,078
	Thales SA	125,765	18,813,159
	Thermador Groupe	14,894	1,320,137
#	Tikehau Capital SCA	24,876	633,066
	Totalenergies EP Gabon	1,958	387,330
	TotalEnergies SE, Sponsored ADR	215,223	13,096,320
	TotalEnergies SE	4,052,320	246,204,808
	Trigano SA	45,634	6,682,235
*	Ubisoft Entertainment SA	411,426	13,836,952
	Valeo	1,023,066	23,125,564
*	Vallourec SA	499,123	6,511,861
#*	Vantiva SA	32,191	6,784
	Veolia Environnement SA	589,764	19,202,094
Ω	Verallia SA	279,896	12,406,497
	Vetoquinol SA	3,588	364,035
	Vicat SA	84,188	2,861,766
	VIEL & Cie SA	79,165	670,638
	Vinci SA	471,947	55,428,941
	Virbac SA	14,921	4,595,845
	Vivendi SE	1,650,633	14,737,425
#*	Voltalia SA	36,719	638,011
	Vranken-Pommery Monopole SA	9,140	179,959
	Wavestone	26,391	1,566,763
*Ω	Worldline SA	403,957	16,012,614

International Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*Ω	X-Fab Silicon Foundries SE	237,327	$2,876,632
*	Xilam Animation SA	147	4,040
TOTAL FRANCE			2,623,253,450
GERMANY — (6.7%)
	1&1 AG	190,877	2,176,146
	7C Solarparken AG	173,615	725,477
*	About You Holding SE	3,231	23,000
#	Adesso SE	11,057	1,291,390
	Adidas AG	252,161	50,907,535
#*	Adtran Networks SE	25,248	555,022
	All for One Group SE	4,257	183,009
#	Allgeier SE	19,044	505,298
	Allianz SE	354,857	84,810,594
	Allianz SE, ADR	78,541	1,874,774
	Amadeus Fire AG	23,286	2,765,391
*	Aroundtown SA	1,762,235	2,737,835
	Atoss Software AG	15,174	3,684,462
Ω	Aumann AG	3,278	48,261
	Aurubis AG	182,838	17,210,951
#*Ω	Auto1 Group SE	91,327	984,158
	BASF SE	1,122,448	60,175,556
	Basler AG	41,219	675,892
	Bayer AG	1,569,802	91,807,396
	Bayerische Motoren Werke AG	480,386	58,583,060
	BayWa AG	74,922	3,139,832
	Bechtle AG	300,700	13,234,894
Ω	Befesa SA	112,717	4,319,821
	Beiersdorf AG	35,813	4,637,975
	Bertrandt AG	26,407	1,386,732
	Bijou Brigitte AG	19,399	979,181
	Bilfinger SE	149,020	5,395,152
#*	Borussia Dortmund GmbH & Co. KGaA	482,432	2,303,768
	Brenntag SE	466,763	36,213,628
	CANCOM SE	113,008	3,253,813
	Carl Zeiss Meditec AG	36,333	4,210,292
*	CECONOMY AG	804,474	2,410,568
	CENIT AG	41,872	579,826
	Cewe Stiftung & Co. KGAA	42,354	4,377,463
	Commerzbank AG	2,510,017	30,023,510
	CompuGroup Medical SE & Co. KgaA	105,941	5,380,296
	Continental AG	239,967	19,158,881
#*Ω	Covestro AG	747,144	40,135,742
	CropEnergies AG	147,934	1,488,260
	CTS Eventim AG & Co. KGaA	211,250	14,416,961
	Daimler Truck Holding AG	912,016	34,228,225
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	2,656	166,468
*Ω	Delivery Hero SE	196,457	8,917,126
	Dermapharm Holding SE	66,538	3,250,247
#	Deutsche Bank AG	3,392,840	37,679,121
	Deutsche Beteiligungs AG	89,113	2,969,016
	Deutsche Boerse AG	148,067	28,369,863
	Deutsche EuroShop AG	9,383	228,728
*	Deutsche Lufthansa AG	1,409,207	14,213,627
#Ω	Deutsche Pfandbriefbank AG	722,864	6,016,326
	Deutsche Telekom AG, Sponsored ADR	7,726	167,886
	Deutsche Telekom AG	6,030,773	131,478,290
	Deutsche Wohnen SE	63,708	1,598,309
	Deutz AG	225,216	1,239,211

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	DHL Group	1,499,206	$77,093,986
#	DIC Asset AG	167,695	826,018
	DMG Mori AG	15,276	713,863
*	Dr Hoenle AG	15,398	382,599
	Draegerwerk AG & Co. KGaA	15,739	698,748
	Duerr AG	227,342	7,093,180
Ω	DWS Group GmbH & Co. KGaA	57,566	2,020,958
	E.ON SE	3,349,384	42,370,781
	Eckert & Ziegler Strahlen- und Medizintechnik AG	42,508	1,682,334
	EDAG Engineering Group AG	17,807	212,547
	Elmos Semiconductor SE	30,720	2,736,171
	ElringKlinger AG	154,294	1,323,172
*	Encavis AG	226,023	3,789,908
#	Energiekontor AG	21,733	1,887,462
	Evonik Industries AG	494,046	10,233,173
	Fabasoft AG	2,277	45,894
	Fielmann AG	100,618	5,169,454
*	flatexDEGIRO AG	253,688	2,500,789
*	Fraport AG Frankfurt Airport Services Worldwide	133,256	7,040,572
	Freenet AG	807,821	19,996,131
	Fresenius Medical Care AG & Co. KGaA, ADR	10,829	282,745
	Fresenius Medical Care AG & Co. KGaA	583,270	30,291,837
	Fresenius SE & Co. KGaA	748,891	23,501,802
	FUCHS SE	89,883	2,966,743
	GEA Group AG	430,500	18,271,200
	Gerresheimer AG	164,535	19,488,148
	Gesco SE	29,514	737,033
	GFT Technologies SE	119,597	3,470,700
#*	Global Fashion Group SA	75,338	43,437
*	Grand City Properties SA	251,476	2,073,932
	GRENKE AG	35,435	977,324
	H&R GmbH & Co. KGaA	71,325	413,131
#	Hamburger Hafen und Logistik AG	137,988	1,813,713
	Hannover Rueck SE	60,285	12,863,256
#Ω	Hapag-Lloyd AG	52,539	11,996,941
	Hawesko Holding SE	1,974	80,967
	Heidelberg Materials AG	392,006	31,771,241
#*	Heidelberger Druckmaschinen AG	1,399,774	2,230,584
	Hella GmbH & Co. KGaA	11,023	873,500
*	HelloFresh SE	491,203	14,006,698
	Henkel AG & Co. KGaA	80,573	5,630,621
	Hensoldt AG	168,698	5,735,735
*	Highlight Communications AG	42,880	159,427
	Hochtief AG	75,014	7,389,258
	Hornbach Holding AG & Co. KGaA	47,233	3,820,456
	Hugo Boss AG	253,887	20,501,006
*	Hypoport SE	1,773	369,941
	Indus Holding AG	90,174	2,413,236
	Infineon Technologies AG	923,021	40,553,356
	Infineon Technologies AG, ADR	184,129	8,109,041
	Init Innovation in Traffic Systems SE	11,816	404,130
Ω	Instone Real Estate Group SE	80,133	556,838
	IVU Traffic Technologies AG	28,072	462,906
	Jenoptik AG	156,464	5,060,772
Ω	JOST Werke SE	16,383	954,567
	K&S AG	303,119	5,787,566
	KION Group AG	383,476	16,068,803
	Kloeckner & Co. SE	329,433	3,489,130
	Knaus Tabbert AG	9,001	593,120

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Knorr-Bremse AG	143,947	$10,124,931
*	Koenig & Bauer AG	71,552	1,373,204
	Kontron AG	145,588	3,166,431
	Krones AG	51,303	6,182,138
	KSB SE & Co. KGaA	267	191,092
	KWS Saat SE & Co. KGaA	33,931	2,136,158
	Lanxess AG	505,632	17,053,041
*	LEG Immobilien SE	176,391	12,471,296
#	Leifheit AG	30,678	642,374
*	LPKF Laser & Electronics SE	13,810	121,955
#*	Manz AG	11,990	222,721
*	Mediclin AG	12,692	43,006
*	Medigene AG	32,630	68,786
*	Medios AG	27,094	522,111
	Mercedes-Benz Group AG	1,670,941	133,446,220
	Merck KGaA	60,879	10,697,958
*	METRO AG	831,956	7,234,010
	MLP SE	296,833	1,781,000
	MTU Aero Engines AG	73,355	17,129,234
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	48,816	18,376,581
	Mutares SE & Co. KGaA	25,275	610,002
#*	Nagarro SE	33,764	3,198,663
	Nemetschek SE	221,973	16,152,753
	New Work SE	11,809	1,390,599
	Nexus AG	27,086	1,731,434
*	Nordex SE	108,795	1,537,334
	Norma Group SE	163,393	2,882,827
#	OHB SE	34,731	1,208,862
	PATRIZIA SE	206,861	2,116,524
	Pfeiffer Vacuum Technology AG	25,270	4,184,210
	PNE AG	358,793	5,254,847
*	ProCredit Holding AG & Co. KGaA	5,674	46,071
#	ProSiebenSat.1 Media SE	691,203	6,871,443
	PSI Software AG	24,552	759,643
	Puma SE	334,318	22,593,635
*	PVA TePla AG	58,236	1,371,727
	PWO AG	5,595	203,292
*	q.beyond AG	684,149	504,029
*	QIAGEN NV	349,191	16,363,984
*	R Stahl AG	4,599	112,277
	Rational AG	11,682	8,744,654
	Rheinmetall AG	182,171	51,599,210
	RTL Group SA	157,899	6,820,461
	RWE AG	701,287	30,182,436
	SAF-Holland SE	82,602	1,180,349
	Salzgitter AG	129,295	4,480,786
	SAP SE	159,294	21,729,542
Ω	Scout24 SE	70,403	4,654,037
#	Secunet Security Networks AG	5,446	1,249,500
#*	SGL Carbon SE	174,965	1,463,875
	Siemens AG, Sponsored ADR	63,609	5,427,120
	Siemens AG	498,522	84,969,160
*	Siemens Energy AG	883,602	14,969,661
Ω	Siemens Healthineers AG	90,731	5,271,772
	Siltronic AG	80,735	7,107,319
	Sixt SE	88,396	10,658,926
#*	SMA Solar Technology AG	38,447	3,665,472
	Software AG	191,378	6,570,539
	Stabilus SE	91,131	5,195,556

International Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Stemmer Imaging AG	2,720	$109,153
	STRATEC SE	25,209	1,414,927
	Stroeer SE & Co. KGaA	134,360	6,497,842
	Suedzucker AG	360,060	6,233,454
	SUESS MicroTec SE	61,566	1,536,001
	Surteco Group SE	34,391	668,713
*	SUSE SA	9,896	116,568
	Symrise AG	90,511	9,886,674
	Synlab AG	16,499	163,403
	Syzygy AG	4,986	23,044
*	TAG Immobilien AG	528,406	5,939,584
	Takkt AG	140,430	2,017,564
*	Talanx AG	141,722	8,679,033
*Ω	TeamViewer SE	472,334	8,029,036
	Technotrans SE	43,416	1,270,425
	Telefonica Deutschland Holding AG	4,352,539	11,727,392
	thyssenkrupp AG	1,661,129	13,206,595
	United Internet AG	227,252	3,402,207
#	Varta AG	29,940	679,445
#	VERBIO Vereinigte BioEnergie AG	103,941	5,066,769
*	Vitesco Technologies Group AG, Class A	96,516	8,254,429
	Volkswagen AG	82,440	13,175,203
	Vonovia SE	693,018	16,147,310
	Vossloh AG	38,223	1,714,087
	Wacker Chemie AG	95,539	14,845,595
	Wacker Neuson SE	162,279	4,209,287
	Washtec AG	56,138	2,159,482
#*	Westwing Group SE	29,283	258,667
	Wuestenrot & Wuerttembergische AG	115,632	2,001,163
*Ω	Zalando SE	218,821	7,554,727
	Zeal Network SE	29,852	1,149,453
TOTAL GERMANY			2,109,482,836
HONG KONG — (2.0%)
*	Aceso Life Science Group Ltd.	10,902,900	189,557
	Aeon Credit Service Asia Co. Ltd.	28,000	19,930
	AIA Group Ltd.	11,564,600	115,700,766
#*	Aidigong Maternal & Child Health Ltd.	4,782,000	221,403
	Allied Group Ltd.	1,676,000	361,525
	Analogue Holdings Ltd.	34,000	6,157
	APAC Resources Ltd.	326,034	47,589
#*	Apollo Future Mobility Group Ltd.	2,640,000	44,310
	Asia Financial Holdings Ltd.	400,000	172,133
*	Asia Standard International Group Ltd.	2,185,561	170,596
	ASMPT Ltd.	1,330,200	12,974,891
	Associated International Hotels Ltd.	79,000	81,666
	Bank of East Asia Ltd.	3,425,213	5,258,843
	BOC Hong Kong Holdings Ltd.	3,312,000	10,108,364
*	BOCOM International Holdings Co. Ltd.	415,000	21,706
	Bright Smart Securities & Commodities Group Ltd.	2,490,000	602,549
*††	Brightoil Petroleum Holdings Ltd.	7,912,171	0
Ω	Budweiser Brewing Co. APAC Ltd.	721,800	1,760,555
	Build King Holdings Ltd.	860,000	114,619
*††	Burwill Holdings Ltd.	9,641,600	0
	Cafe de Coral Holdings Ltd.	1,748,000	2,297,221
#*	Cathay Pacific Airways Ltd.	7,119,180	8,081,571
*	Central Wealth Group Holdings Ltd.	13,510,000	50,261
*	Century City International Holdings Ltd.	3,792,000	124,148
	Chen Hsong Holdings	408,000	89,228

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Cheuk Nang Holdings Ltd.	124,488	$28,693
	Chevalier International Holdings Ltd.	130,276	118,884
#*	China Best Group Holding Ltd.	1,047,000	34,087
*	China Energy Development Holdings Ltd.	33,840,000	320,488
	China Motor Bus Co. Ltd.	6,800	59,878
*††	China Smarter Energy Group Holdings Ltd., Class H	1,462,000	5,241
*††	China Solar	1,033,500	0
*	China Star Entertainment Ltd.	8,376,000	861,557
*	Chinese Estates Holdings Ltd.	1,984,000	564,276
	Chow Sang Sang Holdings International Ltd.	1,805,000	2,105,217
	Chow Tai Fook Jewellery Group Ltd.	3,461,200	6,042,931
	Chuang's China Investments Ltd.	6,774,219	173,616
	Chuang's Consortium International Ltd.	4,671,553	347,823
	CITIC Telecom International Holdings Ltd.	9,548,000	3,834,950
	CK Asset Holdings Ltd.	2,055,124	11,901,368
	CK Hutchison Holdings Ltd.	2,322,908	14,326,132
	CK Infrastructure Holdings Ltd.	939,545	4,978,970
#	CK Life Sciences International Holdings, Inc.	6,910,000	684,760
	CLP Holdings Ltd.	1,350,000	11,004,027
*	C-Mer Eye Care Holdings Ltd.	1,134,000	591,143
	CN Logistics International Holdings Ltd.	56,000	52,212
	CNT Group Ltd.	814,000	37,528
	Convenience Retail Asia Ltd.	122,000	13,496
#††	Convoy, Inc.	23,823,171	95,612
*	Cowell e Holdings, Inc.	400,000	749,997
Ω	Crystal International Group Ltd.	670,500	243,409
*	CSC Holdings Ltd.	98,610,000	420,277
	CSI Properties Ltd.	29,024,200	503,127
*††	CW Group Holdings Ltd.	1,730,500	0
	Dah Sing Banking Group Ltd.	2,656,902	1,990,452
	Dah Sing Financial Holdings Ltd.	1,008,844	2,492,464
	Dickson Concepts International Ltd.	404,500	227,247
	Dynamic Holdings Ltd.	42,000	60,463
	Eagle Nice International Holdings Ltd.	1,394,000	804,664
#	EC Healthcare	1,798,000	1,077,926
*††	EcoGreen International Group Ltd.	468,240	21,392
	Emperor International Holdings Ltd.	6,684,416	467,025
	Emperor Watch & Jewellery Ltd.	18,200,000	459,085
*	ENM Holdings Ltd.	4,992,000	340,037
*	Esprit Holdings Ltd.	11,733,469	860,120
Ω	ESR Group Ltd.	2,175,752	3,815,279
*	Eternity Investment Ltd.	520,000	4,284
	EuroEyes International Eye Clinic Ltd., Class C	73,000	45,988
	Fairwood Holdings Ltd.	300,000	430,597
	Far East Consortium International Ltd.	8,692,465	2,054,765
	First Pacific Co. Ltd.	11,479,756	4,162,132
*Ω	FIT Hon Teng Ltd.	3,241,000	567,506
*Ω	Fosun Tourism Group	439,800	475,478
	Four Seas Mercantile Holdings Ltd.	36,000	12,109
*Ω	Frontage Holdings Corp.	1,858,000	552,860
	FSE Lifestyle Services Ltd.	399,000	310,188
*	Fullwealth International Group Holdings Ltd.	40,000	1,108
*	Galaxy Entertainment Group Ltd.	314,000	2,292,051
	Get Nice Financial Group Ltd.	798,824	68,810
	Giordano International Ltd.	6,758,000	2,404,538
	Glorious Sun Enterprises Ltd.	1,763,000	191,831
*	Gold Fin Holdings	2,104,000	0
*	Gold Peak Technology Group Ltd., Class L	605,000	41,156
	Golden Resources Development International Ltd.	1,068,000	93,291

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*††	Good Resources Holdings, Ltd.	3,150,000	$0
*	GR Properties Ltd.	2,856,000	333,351
	Great Eagle Holdings Ltd.	1,022,652	1,909,782
	G-Resources Group Ltd.	6,457,820	1,389,655
	Guoco Group Ltd.	26,000	211,880
	Guotai Junan International Holdings Ltd.	14,386,000	1,241,309
#*	Haitong International Securities Group Ltd.	12,800,452	1,201,047
	Hang Lung Group Ltd.	3,063,000	4,789,896
	Hang Lung Properties Ltd.	5,656,000	8,826,457
	Hang Seng Bank Ltd.	575,500	8,796,838
	Hanison Construction Holdings Ltd.	909,496	128,619
*	Harbour Centre Development Ltd.	158,000	146,420
	Henderson Land Development Co. Ltd.	2,387,284	7,379,496
	HK Electric Investments & HK Electric Investments Ltd.	5,053,000	3,147,165
	HKBN Ltd.	4,365,000	2,384,490
	HKR International Ltd.	4,565,238	1,144,889
	HKT Trust & HKT Ltd.	12,553,000	14,827,596
	Hon Kwok Land Investment Co. Ltd.	234,000	58,478
	Hong Kong & China Gas Co. Ltd.	12,383,586	10,623,349
#*	Hong Kong ChaoShang Group Ltd.	48,000	4,982
	Hong Kong Exchanges & Clearing Ltd.	812,318	34,248,953
	Hong Kong Ferry Holdings Co. Ltd.	489,000	320,978
	Hong Kong Technology Venture Co. Ltd.	1,627,000	966,749
*	Hongkong & Shanghai Hotels Ltd.	2,354,226	2,107,125
	Hongkong Chinese Ltd.	3,741,143	213,475
Ω	Honma Golf Ltd.	558,000	237,556
#*††	Hsin Chong Group Holdings Ltd.	7,804,000	0
	Hung Hing Printing Group Ltd.	1,234,524	164,837
	Hutchison Telecommunications Hong Kong Holdings Ltd.	7,778,000	1,186,571
	Hysan Development Co. Ltd.	1,386,215	3,275,566
*	IGG, Inc.	2,938,000	1,497,301
*	Imagi International Holdings Ltd.	650,799	24,300
	International Housewares Retail Co. Ltd.	1,741,000	589,838
*	IPE Group Ltd.	1,865,000	127,473
#*	IRC Ltd.	34,070,000	406,416
*	ITC Properties Group Ltd.	677,994	74,409
	Johnson Electric Holdings Ltd.	1,856,326	2,559,119
	K Wah International Holdings Ltd.	3,772,000	1,235,446
*	Kader Holdings Co. Ltd.	100,000	6,354
	Karrie International Holdings Ltd.	2,438,000	218,810
	Kerry Logistics Network Ltd.	2,633,291	3,251,375
	Kerry Properties Ltd.	2,856,583	6,175,827
	Kingmaker Footwear Holdings Ltd.	1,152,000	133,280
	Kowloon Development Co. Ltd.	2,173,000	2,288,939
*	KRP Development Holdings Ltd.	609,500	83,098
#*	KuangChi Science Ltd.	4,909,000	102,887
*	Lai Sun Development Co. Ltd.	1,819,480	319,708
	Lam Soon Hong Kong Ltd.	12,000	16,107
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	363,750	49,124
*	Lerado Financial Group Co. Ltd.	74,000	1,487
*††	Lerthai Group Ltd.	38,000	0
	Lippo China Resources Ltd.	1,258,600	106,457
*	Lippo Ltd.	236,000	50,969
	Liu Chong Hing Investment Ltd.	1,034,000	808,204
	L'Occitane International SA	2,189,250	6,726,664
	Luk Fook Holdings International Ltd.	1,765,000	4,660,142
	Lung Kee Bermuda Holdings	432,000	105,493
*	Magnificent Hotel Investment Ltd.	4,616,000	65,800
	Man Wah Holdings Ltd.	8,949,200	7,766,502

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Mason Group Holdings Ltd.	42,923,200	$181,717
*††	Master Glory GP	807,080	0
#	MECOM Power & Construction Ltd.	5,005,500	663,351
*	Melco International Development Ltd.	1,656,000	1,756,966
*	Melco Resorts & Entertainment Ltd., ADR	47,606	648,394
#*††	MH Development NPV	564,000	0
*	Midland Holdings Ltd.	1,342,364	131,291
	Miramar Hotel & Investment	572,000	827,072
	Modern Dental Group Ltd.	1,439,000	583,070
*	Mongolian Mining Corp.	1,275,000	395,667
	MTR Corp. Ltd.	937,132	4,318,584
*	NagaCorp Ltd.	5,750,719	3,622,440
	Nameson Holdings Ltd.	1,670,000	98,505
	National Electronics Holdings	61,600	6,491
*††	National United Resources Holdings Ltd.	332,000	4,495
*	NEW Concepts Holdings Ltd.	1,880,000	133,107
	New Focus Auto Tech Holdings Ltd.	3,896,000	27,230
	New World Development Co. Ltd.	4,246,284	10,500,935
*††	NewOcean Energy Holdings Ltd.	4,088,000	3,669
	Nissin Foods Co. Ltd.	1,293,000	1,030,229
	NWS Holdings Ltd.	5,923,221	6,793,605
	Oriental Watch Holdings	2,471,793	1,422,508
#*	Oshidori International Holdings Ltd.	17,547,000	516,420
*††	Pacific Andes International Holdings Ltd.	11,918,411	0
	Pacific Basin Shipping Ltd.	27,739,000	9,030,994
*	Pacific Century Premium Developments Ltd.	2,508,004	116,088
	Pacific Textiles Holdings Ltd.	3,934,000	980,864
*	Paliburg Holdings Ltd.	928,790	145,565
*	Paradise Entertainment Ltd.	196,000	33,547
	PC Partner Group Ltd.	1,114,000	555,253
	PCCW Ltd.	20,281,308	10,369,821
#*††	Peace Mark Holdings Ltd.	232,000	0
	Perfect Medical Health Management Ltd.	1,519,000	849,585
	Pico Far East Holdings Ltd.	3,618,000	632,634
	Playmates Holdings Ltd.	3,856,000	326,330
	Plover Bay Technologies Ltd.	1,016,000	320,714
	Power Assets Holdings Ltd.	1,466,500	7,686,252
	Prada SpA	938,600	6,680,793
*	PT International Development Co. Ltd.	6,648,825	80,357
	Public Financial Holdings Ltd.	2,050,000	528,725
#*	Realord Group Holdings Ltd.	90,000	67,752
*	Regal Hotels International Holdings Ltd.	1,641,400	651,202
Ω	Regina Miracle International Holdings Ltd.	1,148,000	427,582
*	Sa Sa International Holdings Ltd.	626,000	114,527
	Samson Holding Ltd.	196,000	6,518
*Ω	Samsonite International SA	4,166,100	12,415,572
*	Sands China Ltd.	894,800	3,447,228
	SAS Dragon Holdings Ltd.	1,326,000	532,641
	SEA Holdings Ltd.	1,123,918	312,187
*	Shangri-La Asia Ltd.	4,816,166	4,018,934
*	Shin Hwa World Ltd.	5,232,000	53,677
*	Shun Ho Property Investments Ltd.	70,224	11,146
*	Shun Tak Holdings Ltd.	10,184,250	1,706,793
	Singamas Container Holdings Ltd.	7,974,000	686,335
	Sino Land Co. Ltd.	8,921,252	10,951,043
	SITC International Holdings Co. Ltd.	5,277,000	11,562,728
#*	SJM Holdings Ltd.	7,734,125	3,590,610
	SmarTone Telecommunications Holdings Ltd.	2,383,430	1,441,676
	Solomon Systech International Ltd.	204,000	11,718

International Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Soundwill Holdings Ltd.	466,500	$360,162
	Stella International Holdings Ltd.	1,853,500	1,821,185
	Sun Hung Kai & Co. Ltd.	3,731,787	1,389,650
	Sun Hung Kai Properties Ltd.	838,511	10,528,863
	SUNeVision Holdings Ltd.	1,804,000	937,606
	Swire Pacific Ltd., Class A	1,011,500	8,455,368
	Swire Pacific Ltd., Class B	1,735,000	2,323,839
	Swire Properties Ltd.	865,050	2,170,691
	TAI Cheung Holdings Ltd.	1,103,000	514,452
	Tai Hing Group Holdings Ltd.	1,034,000	127,459
	Tai Sang Land Development Ltd.	145,523	67,100
#	Tan Chong International Ltd.	372,000	83,679
	Tao Heung Holdings Ltd.	795,000	80,296
	Techtronic Industries Co. Ltd.	1,834,000	20,835,246
#*	Television Broadcasts Ltd.	1,228,900	774,691
	Texhong International Group Ltd.	916,500	676,193
	Texwinca Holdings Ltd.	4,120,000	656,244
*	Theme International Holdings Ltd.	7,720,000	863,329
	Town Health International Medical Group Ltd.	2,602,000	107,018
	Tradelink Electronic Commerce Ltd.	2,608,000	308,038
	Transport International Holdings Ltd.	1,246,609	1,604,688
	United Laboratories International Holdings Ltd.	5,441,500	4,364,562
††	Untrade.Genting Hk	1,416,000	14,126
*††	Up Energy Development Group Ltd.	2,252,000	0
*	Value Convergence Holdings Ltd.	1,880,000	47,253
#	Value Partners Group Ltd.	3,189,000	1,207,540
*	Vedan International Holdings Ltd.	1,404,000	63,052
	Vitasoy International Holdings Ltd.	1,818,000	2,417,109
#*Ω	VPower Group International Holdings Ltd., Class H	3,559,506	118,027
	VSTECS Holdings Ltd.	3,991,200	2,025,426
	VTech Holdings Ltd.	694,000	4,328,035
*	Wai Kee Holdings Ltd.	384,000	74,215
*	Wang On Group Ltd.	66,120,000	486,500
#*	Wealthking Investments Ltd.	1,516,000	41,582
Ω	WH Group Ltd.	36,105,734	19,706,150
	Wharf Real Estate Investment Co. Ltd.	1,468,750	7,881,998
	Wing On Co. International Ltd.	123,137	208,029
	Wing Tai Properties Ltd.	462,000	196,356
*	Xingye Alloy Materials Group Ltd.	279,000	37,645
	Xinyi Glass Holdings Ltd.	7,955,000	13,237,884
	YTO International Express & Supply Chain Technology Ltd.	716,000	148,477
	Yue Yuen Industrial Holdings Ltd.	4,097,500	5,490,069
#*	Zensun Enterprises Ltd.	1,420,001	117,329
*	Zhaobangji Properties Holdings Ltd.	4,096,000	176,091
TOTAL HONG KONG			636,729,560
IRELAND — (0.9%)
	AIB Group PLC	2,630,812	12,374,452
	Bank of Ireland Group PLC	4,935,750	52,076,140
	Cairn Homes PLC	2,865,658	3,440,665
	CRH PLC	561,593	33,474,397
#	CRH PLC, Sponsored ADR	1,216,070	73,329,021
*	Dalata Hotel Group PLC	527,433	2,467,529
	FBD Holdings PLC	85,461	1,213,204
#*	Flutter Entertainment PLC	129,365	25,747,809
	Glanbia PLC	749,750	11,616,539
*Ω	Glenveagh Properties PLC	2,229,093	2,632,254
	Irish Continental Group PLC	492,900	2,612,169
	Kerry Group PLC, Class A	77,315	7,520,814

International Core Equity Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
	Kingspan Group PLC	363,589	$29,171,216
*	Permanent TSB Group Holdings PLC	48,419	121,380
	Smurfit Kappa Group PLC	762,433	30,170,251
TOTAL IRELAND			287,967,840
ISRAEL — (0.8%)
#	Adgar Investment & Development Ltd.	184,659	244,646
#*	Afcon Holdings Ltd.	2,028	51,931
#*	AFI Properties Ltd.	50,056	2,031,058
	Africa Israel Residences Ltd.	8,758	429,036
*	Airport City Ltd.	188,609	2,843,882
*	Allot Ltd.	48,893	121,221
	Alony Hetz Properties & Investments Ltd.	175,151	1,471,537
	Alrov Properties & Lodgings Ltd.	27,535	1,225,436
	Amot Investments Ltd.	347,422	1,862,085
	Arad Ltd.	5,667	89,132
#	Ashtrom Group Ltd.	96,429	1,452,432
	AudioCodes Ltd.	65,788	662,079
#	Aura Investments Ltd.	337,425	732,475
#	Automatic Bank Services Ltd.	30,312	125,299
*	Avgol Industries 1953 Ltd.	305,415	118,125
#*	Azorim-Investment Development & Construction Co. Ltd.	266,438	926,131
	Azrieli Group Ltd.	27,826	1,583,436
	Bank Hapoalim BM	1,242,642	11,038,187
	Bank Leumi Le-Israel BM	2,322,198	18,537,220
*	Bet Shemesh Engines Holdings 1997 Ltd.	13,690	371,677
	Bezeq The Israeli Telecommunication Corp. Ltd.	4,613,941	6,104,454
*	Big Shopping Centers Ltd.	14,683	1,380,924
#*	BioLine RX Ltd.	391,980	39,920
	Blue Square Real Estate Ltd.	19,604	1,198,101
*	Brack Capital Properties NV	6,273	688,872
*	Camtek Ltd.	27,321	1,262,787
	Carasso Motors Ltd.	101,825	463,533
*	Cellcom Israel Ltd.	433,182	1,530,727
*	Ceragon Networks Ltd.	99,230	200,445
*	Clal Insurance Enterprises Holdings Ltd.	215,030	3,275,439
*	Compugen Ltd.	58,909	65,904
	Danel Adir Yeoshua Ltd.	22,158	1,749,067
	Delek Automotive Systems Ltd.	186,786	1,352,760
	Delek Group Ltd.	34,857	4,923,918
	Delta Galil Ltd.	50,883	2,007,568
#	Diplomat Holdings Ltd.	6,388	54,730
#	Direct Finance of Direct Group 2006 Ltd.	893	110,161
	Dor Alon Energy in Israel 1988 Ltd.	2,513	49,064
#*	Doral Group Renewable Energy Resources Ltd.	23,743	51,705
#*	Duniec Brothers Ltd.	554	29,515
*	El Al Israel Airlines	199,773	261,838
	Elbit Systems Ltd.	11,676	2,481,913
#	Electra Consumer Products 1970 Ltd.	60,059	1,500,112
#	Electra Ltd.	8,076	3,555,661
	Electra Real Estate Ltd.	30,814	386,832
*	Ellomay Capital Ltd.	1,262	21,564
	Energix-Renewable Energies Ltd.	297,789	1,089,771
*	Enlight Renewable Energy Ltd.	50,172	966,267
*	Equital Ltd.	122,706	3,700,503
*	Fattal Holdings 1998 Ltd.	18,519	1,954,215
	First International Bank of Israel Ltd.	151,186	6,391,009
	FMS Enterprises Migun Ltd.	15,871	501,201
	Formula Systems 1985 Ltd.	52,629	3,819,001

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Fox Wizel Ltd.	49,060	$4,093,229
#	Gav-Yam Lands Corp. Ltd.	183,777	1,319,415
*	Gilat Satellite Networks Ltd.	76,496	481,161
	Globrands Ltd.	82	9,304
#*	Hagag Group Real Estate Development	24,998	93,910
*	Hamat Group Ltd.	11,261	44,123
	Harel Insurance Investments & Financial Services Ltd.	724,901	5,717,336
	Hilan Ltd.	74,724	3,659,429
#	ICL Group Ltd.	823,966	5,486,369
	IDI Insurance Co. Ltd.	35,813	740,407
*	IES Holdings Ltd.	3,436	238,435
	Ilex Medical Ltd.	11,771	243,480
	Inrom Construction Industries Ltd.	288,229	1,050,945
	Isracard Ltd.	470,469	1,951,046
#	Israel Canada T.R Ltd.	196,324	486,098
	Israel Discount Bank Ltd., Class A	3,030,995	16,054,419
	Israel Land Development Co. Ltd.	49,116	462,656
	Israel Shipyards Industries Ltd.	4,826	125,045
	Isras Investment Co. Ltd.	4,865	997,270
#	Issta Ltd.	15,913	343,185
*	Kamada Ltd.	73,129	363,089
	Kardan Real Estate Enterprise & Development Ltd.	218,428	233,827
	Kenon Holdings Ltd.	58,106	1,527,674
	Kerur Holdings Ltd.	23,328	537,257
#	Klil Industries Ltd.	5,157	257,380
	Kvutzat Acro Ltd.	4,678	54,732
#	Lapidoth Capital Ltd.	13,912	250,354
#	Levinstein Properties Ltd.	11,100	230,591
	M Yochananof & Sons Ltd.	16,143	733,909
	Magic Software Enterprises Ltd.	83,687	1,052,365
	Malam - Team Ltd.	6,524	111,824
	Matrix IT Ltd.	170,242	3,402,812
	Max Stock Ltd.	96,969	212,738
#	Maytronics Ltd.	182,574	2,486,720
	Mediterranean Towers Ltd.	264,707	609,428
#	Mega Or Holdings Ltd.	70,593	1,557,098
*	Mehadrin Ltd.	2,358	96,310
#*	Meitav Investment House Ltd.	148,760	545,500
#	Melisron Ltd.	40,076	2,648,335
	Menora Mivtachim Holdings Ltd.	145,689	3,109,562
	Meshulam Levinstein Contracting & Engineering Ltd.	3,777	302,656
#	Migdal Insurance & Financial Holdings Ltd.	2,080,076	2,572,330
	Mivne Real Estate KD Ltd.	712,214	1,877,683
*	Mivtach Shamir Holdings Ltd.	26,374	706,500
	Mizrahi Tefahot Bank Ltd.	274,347	9,905,276
	Naphtha Israel Petroleum Corp. Ltd.	228,710	1,132,015
	Nawi Brothers Ltd.	72,045	499,277
*	Nayax Ltd.	2,175	47,911
*	Neto Malinda Trading Ltd.	7,894	140,638
#*	Neto ME Holdings Ltd.	11,813	250,210
#*	Nice Ltd., Sponsored ADR	7,807	1,700,755
*	Nova Ltd.	70,287	8,736,958
	Novolog Ltd.	182,364	100,774
	Oil Refineries Ltd.	10,030,611	3,206,418
	One Software Technologies Ltd.	56,957	756,264
*	OPC Energy Ltd.	63,456	451,908
*	OY Nofar Energy Ltd.	3,691	86,650
	Palram Industries 1990 Ltd.	12,440	97,914
*	Partner Communications Co. Ltd.	608,663	2,597,031

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Paz Oil Co. Ltd.	40,545	$4,408,278
	Peninsula Group Ltd.	90,236	44,169
*	Perion Network Ltd.	50,497	1,825,742
	Phoenix Holdings Ltd.	677,396	6,950,522
#	Plasson Industries Ltd.	15,752	698,431
	Pluri, Inc.	33,473	25,255
#	Polyram Plastic Industries Ltd.	23,110	59,672
	Prashkovsky Investments & Construction Ltd.	22,026	511,309
#*	Priortech Ltd.	15,948	387,806
#	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	37,873	2,287,628
*	Rani Zim Shopping Centers Ltd.	13,704	9,889
#	Raval Ics Ltd.	19,152	22,175
	Retailors Ltd.	18,710	404,619
	Sano-Brunos Enterprises Ltd.	139	7,945
*	Scope Metals Group Ltd.	44,395	1,559,005
	Shapir Engineering & Industry Ltd.	109,701	781,984
#*	Shikun & Binui Ltd.	966,808	2,647,335
*	Shufersal Ltd.	518,383	2,748,965
*	Strauss Group Ltd.	41,692	981,850
	Summit Real Estate Holdings Ltd.	127,606	1,768,345
#	Suny Cellular Communication Ltd.	515,689	195,110
#	Tadiran Group Ltd.	13,411	1,077,900
Ω	Tamar Petroleum Ltd.	32,018	137,100
*	Tel Aviv Stock Exchange Ltd.	90,988	484,569
	Telsys Ltd.	2,626	178,727
*	Tera Light Ltd.	1,738	3,024
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	680,514	5,716,318
	Tiv Taam Holdings 1 Ltd.	223,777	357,044
*	Tower Semiconductor Ltd.	352,019	13,273,710
#	Turpaz Industries Ltd.	14,761	45,974
	Victory Supermarket Chain Ltd.	1,131	11,153
	YD More Investments Ltd.	53,576	129,685
#	YH Dimri Construction & Development Ltd.	17,627	1,245,381
TOTAL ISRAEL			248,861,060
ITALY — (2.8%)
	A2A SpA	6,075,162	11,591,158
	ACEA SpA	275,084	3,370,288
#*	Aeffe SpA	175,100	223,614
	Amplifon SpA	453,485	15,342,343
Ω	Anima Holding SpA	978,698	3,771,102
#*	Antares Vision SpA	4,741	32,002
	Aquafil SpA	12,802	51,905
	Ariston Holding NV	81,980	764,129
	Arnoldo Mondadori Editore SpA	850,293	2,003,329
	Ascopiave SpA	302,866	760,646
	Assicurazioni Generali SpA	1,039,143	22,134,283
#*	Avio SpA	35,879	357,606
	Azimut Holding SpA	495,748	11,705,883
	Banca Generali SpA	246,346	9,228,258
	Banca IFIS SpA	128,582	2,270,868
	Banca Mediolanum SpA	600,365	5,833,698
*	Banca Monte dei Paschi di Siena SpA	693,992	2,004,179
	Banca Popolare di Sondrio SPA	2,380,850	11,501,269
	Banca Profilo SpA	963,146	223,332
#Ω	Banca Sistema SpA	234,953	310,302
	Banco BPM SpA	7,632,144	38,191,609
	Banco di Desio e della Brianza SpA	100,099	374,217
	BasicNet SpA	4,285	22,693

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
Ω	BFF Bank SpA	333,040	$3,759,150
	Biesse SpA	28,296	381,332
	BPER Banca	5,306,391	18,361,724
	Brembo SpA	507,096	7,177,778
	Brunello Cucinelli SpA	143,870	12,164,275
	Buzzi SpA	275,635	7,832,954
	Cairo Communication SpA	259,964	498,279
Ω	Carel Industries SpA	62,688	1,794,273
	Cembre SpA	4,091	145,728
	Cementir Holding NV	193,185	1,823,290
*	CIR SpA-Compagnie Industriali	1,718,214	764,595
	Credito Emiliano SpA	388,991	3,325,509
	d'Amico International Shipping SA	228,606	947,291
	Danieli & C Officine Meccaniche SpA	178,159	3,424,079
#	Danieli & C Officine Meccaniche SpA	70,517	1,744,538
#	Datalogic SpA	29,830	221,902
	Davide Campari-Milano NV	185,012	2,488,204
	De' Longhi SpA	131,898	3,346,850
	DiaSorin SpA	27,640	3,100,990
#	Digital Bros SpA	15,743	243,305
Ω	doValue SpA	91,744	458,303
	Elica SpA	105,462	297,660
	Emak SpA	287,089	332,898
Ω	Enav SpA	23,013	98,954
	Enel SpA	6,510,483	44,891,060
	Eni SpA	4,294,094	65,557,364
#	Eni SpA, Sponsored ADR	140,214	4,297,559
	Equita Group SpA	5,344	22,101
	ERG SpA	194,105	5,579,669
	Esprinet SpA	138,174	812,656
*	Eurotech SpA	79,018	268,222
#*	Exprivia SpA	19,952	34,854
	Ferrari NV	125,222	40,144,566
	Fila SpA	51,466	458,360
#*	Fincantieri SpA	636,759	365,424
	FinecoBank Banca Fineco SpA	873,237	13,558,959
	FNM SpA	658,558	310,761
*	Garofalo Health Care SpA	9,743	44,572
	Gefran SpA	20,755	202,061
*	Geox SpA	218,933	198,549
	GPI SpA	8,180	98,410
	Gruppo MutuiOnline SpA	103,060	3,690,132
	Hera SpA	3,375,803	10,481,999
	IMMSI SpA	1,034,900	547,427
Ω	Infrastrutture Wireless Italiane SpA	330,203	4,141,008
	Intercos SpA	1,200	20,919
	Interpump Group SpA	112,851	6,140,091
	Intesa Sanpaolo SpA	11,000,251	31,809,066
	Iren SpA	1,875,844	3,801,390
	Italgas SpA	1,441,065	8,490,529
#	Italian Sea Group SPA	47,208	394,037
	Italmobiliare SpA	37,224	1,023,113
*	Iveco Group NV	824,488	7,819,906
*	KME Group SpA	1,002,591	1,096,387
	Leonardo SpA	1,420,366	19,230,864
	LU-VE SpA	16,024	518,467
#	Maire Tecnimont SpA	709,819	2,916,298
#*††	Mariella Burani Fashion Group SpA	2,868	0
	Mediobanca Banca di Credito Finanziario SpA	1,800,717	23,997,429

International Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	MFE-MediaForEurope NV, Class A	4,745,315	$2,510,602
#	MFE-MediaForEurope NV, Class B	1,524,212	1,175,895
	Moncler SpA	330,542	23,856,409
*	Newlat Food SpA	17,180	116,095
*Ω	Nexi SpA	1,200,140	10,393,216
	Openjobmetis SpA agenzia per il lavoro	34,444	324,272
	Orsero SpA	22,140	312,209
Ω	OVS SpA	1,526,577	4,194,911
	Pharmanutra SpA	15,851	1,012,441
	Piaggio & C SpA	1,496,922	5,886,100
Ω	Piovan SpA	6,564	68,999
#Ω	Pirelli & C SpA	1,419,947	7,569,764
Ω	Poste Italiane SpA	1,010,231	11,540,362
	Prysmian SpA	313,836	12,514,255
Ω	RAI Way SpA	492,184	2,803,334
	Recordati Industria Chimica e Farmaceutica SpA	223,402	11,536,496
	Reply SpA	70,008	7,584,466
	Rizzoli Corriere Della Sera Mediagroup SpA	731,602	578,884
*	Sabaf SpA	38,638	753,327
	SAES Getters SpA	7,969	257,041
	SAES Getters SpA	1,311	42,110
*	Safilo Group SpA	102,103	130,200
	Salvatore Ferragamo SpA	133,392	2,172,361
	Sanlorenzo SpA/Ameglia	41,285	1,603,548
	Saras SpA	2,565,569	3,668,846
	Sesa SpA	33,313	3,903,149
	Snam SpA	1,880,640	9,886,081
#*	Sogefi SpA	310,054	444,379
	SOL SpA	145,703	4,114,164
#	Spaxs SpA	186,490	1,275,365
	Stellantis NV	6,454,309	132,428,752
	Stellantis NV	11,429	234,866
	Tamburi Investment Partners SpA	272,769	2,646,597
Ω	Technogym SpA	457,549	4,220,880
*	Technoprobe SpA	99,081	906,020
#*	Telecom Italia SpA	35,898,210	10,348,428
*	Telecom Italia SpA, Sponsored ADR	180,144	511,339
	Tenaris SA	281,539	4,678,481
	Tenaris SA, ADR	114,135	3,822,381
	Terna - Rete Elettrica Nazionale	1,856,928	15,689,190
	Tinexta SpA	54,485	1,017,638
*	Tod's SpA	18,909	858,726
	TXT e-solutions SpA	15,223	364,846
	UniCredit SpA	1,983,190	50,214,859
#Ω	Unieuro SpA	30,996	330,762
	Unipol Gruppo SpA	2,108,967	11,742,074
#	UnipolSai Assicurazioni SpA	1,978,281	5,083,677
#	Webuild SpA	734,563	1,437,989
#	Wiit SpA	10,085	213,927
	Zignago Vetro SpA	107,195	1,920,643
TOTAL ITALY			900,668,139
JAPAN — (21.8%)
	&Do Holdings Co. Ltd.	22,100	171,363
	77 Bank Ltd.	294,674	6,279,104
	A&D HOLON Holdings Co. Ltd.	106,800	1,414,338
	ABC-Mart, Inc.	24,400	1,350,958
*	Access Co. Ltd.	125,600	803,048
	Achilles Corp.	59,500	637,107

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Acom Co. Ltd.	1,090,600	$2,681,206
	AD Works Group Co. Ltd.	62,020	83,338
	Adastria Co. Ltd.	177,100	3,609,668
	ADEKA Corp.	407,600	8,264,017
	Ad-sol Nissin Corp.	31,400	368,994
#	Adtec Plasma Technology Co. Ltd.	1,900	21,777
	Advan Group Co. Ltd.	82,200	573,985
	Advance Create Co. Ltd.	20,700	179,760
#	Advanced Media, Inc.	63,900	796,654
	Advantest Corp.	208,100	28,782,280
#	Adventure, Inc.	9,200	598,857
	Aeon Co. Ltd.	928,368	20,107,195
	Aeon Delight Co. Ltd.	103,063	2,135,646
#	Aeon Fantasy Co. Ltd.	45,100	903,471
	AEON Financial Service Co. Ltd.	454,600	4,084,719
#	Aeon Hokkaido Corp.	114,100	693,792
	Aeon Mall Co. Ltd.	179,420	2,217,545
#	Aeria, Inc.	65,500	192,728
	AFC-HD AMS Life Science Co. Ltd.	14,100	85,508
	AGC, Inc.	704,700	25,463,367
	Agro-Kanesho Co. Ltd.	4,700	49,770
	AGS Corp.	4,100	21,807
#	Ahresty Corp.	92,200	473,160
	Ai Holdings Corp.	90,700	1,430,052
*	AI inside, Inc.	1,600	50,324
	Aica Kogyo Co. Ltd.	137,100	3,257,633
	Aichi Corp.	171,000	1,079,803
	Aichi Financial Group, Inc.	203,451	3,512,010
	Aichi Steel Corp.	55,400	1,455,732
	Aichi Tokei Denki Co. Ltd.	34,800	385,778
	Aida Engineering Ltd.	259,200	1,852,175
#*	Aidma Holdings, Inc.	9,900	154,156
	Aiful Corp.	1,088,100	2,734,283
	Ain Holdings, Inc.	96,300	3,424,022
	Aiphone Co. Ltd.	47,500	836,268
	Air Water, Inc.	781,700	11,009,209
	Airport Facilities Co. Ltd.	109,900	435,284
	Airtech Japan Ltd.	28,300	252,913
	Airtrip Corp.	54,800	998,109
	Aisan Industry Co. Ltd.	198,800	1,644,714
	Aisin Corp.	406,082	13,195,673
#	AIT Corp.	31,500	412,672
#	Aizawa Securities Group Co. Ltd.	155,000	903,489
	Ajinomoto Co., Inc.	329,500	12,838,931
	Ajis Co. Ltd.	18,400	309,146
	Akatsuki Corp.	96,900	262,251
	Akatsuki, Inc.	36,800	547,165
*	Akebono Brake Industry Co. Ltd.	503,264	517,145
	Akita Bank Ltd.	100,100	1,295,839
#	Albis Co. Ltd.	27,700	479,415
	Alconix Corp.	125,800	1,271,040
	Alfresa Holdings Corp.	605,000	9,648,371
#	Alinco, Inc.	73,300	563,354
#	Alleanza Holdings Co. Ltd.	58,700	417,898
*	Allied Telesis Holdings KK	66,200	58,663
#	Alpen Co. Ltd.	89,300	1,239,886
#	Alpha Corp.	33,700	301,617
	Alpha Systems, Inc.	6,820	163,628
*	AlphaPolis Co. Ltd.	11,300	222,125

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Alps Alpine Co. Ltd.	891,204	$7,877,310
	Alps Logistics Co. Ltd.	36,400	402,514
#	Altech Corp.	92,910	1,846,655
	Amada Co. Ltd.	1,035,300	10,188,923
	Amano Corp.	173,500	3,942,621
	Amiyaki Tei Co. Ltd.	16,100	383,809
	Amuse, Inc.	23,900	295,579
	Amvis Holdings, Inc.	120,600	2,448,268
*	ANA Holdings, Inc.	130,900	3,138,201
#	Anabuki Kosan, Inc.	12,300	188,207
	Anest Iwata Corp.	148,500	1,225,913
	Anicom Holdings, Inc.	168,300	748,671
	Anritsu Corp.	463,800	3,651,799
	AOI Electronics Co. Ltd.	20,400	258,425
	AOKI Holdings, Inc.	179,100	1,158,591
	Aoki Super Co. Ltd.	1,100	19,995
	Aoyama Trading Co. Ltd.	206,400	1,885,010
	Aoyama Zaisan Networks Co. Ltd.	94,800	665,008
#	Aozora Bank Ltd.	403,400	8,296,197
	Apaman Co. Ltd.	44,700	144,889
	Arakawa Chemical Industries Ltd.	80,957	583,629
	Arata Corp.	70,700	2,446,253
#	Araya Industrial Co. Ltd.	17,700	329,968
#	Arcland Service Holdings Co. Ltd.	57,800	1,231,697
	ARCLANDS Corp.	46,300	533,296
	Arcs Co. Ltd.	181,873	3,173,421
#	Ardepro Co. Ltd.	37,589	98,612
	ARE Holdings, Inc.	265,100	3,558,794
	Arealink Co. Ltd.	34,400	657,265
	Argo Graphics, Inc.	54,900	1,353,650
	Arisawa Manufacturing Co. Ltd.	148,400	1,135,623
	ARTERIA Networks Corp.	85,400	1,187,040
	Artiza Networks, Inc.	4,700	31,194
	Artnature, Inc.	110,200	606,276
*	Aruhi Corp.	57,770	410,404
	As One Corp.	66,780	2,655,123
	Asahi Broadcasting Group Holdings Corp.	38,800	188,041
#	Asahi Co. Ltd.	94,300	832,255
	Asahi Diamond Industrial Co. Ltd.	231,200	1,464,042
	Asahi Group Holdings Ltd.	368,900	14,501,184
	Asahi Intecc Co. Ltd.	188,800	3,874,416
	Asahi Kasei Corp.	3,237,900	22,065,472
#	Asahi Kogyosha Co. Ltd.	37,800	653,374
	Asahi Net, Inc.	54,600	252,476
	Asahi Yukizai Corp.	70,900	2,199,336
	Asanuma Corp.	67,500	1,656,904
	Asax Co. Ltd.	6,600	29,981
	Ashimori Industry Co. Ltd.	18,800	283,021
	Asia Pile Holdings Corp.	138,100	615,401
	Asics Corp.	136,300	4,299,608
	ASKA Pharmaceutical Holdings Co. Ltd.	125,900	1,382,231
	ASKUL Corp.	124,700	1,739,874
	Astellas Pharma, Inc.	398,400	5,825,543
	Astena Holdings Co. Ltd.	202,200	631,489
	Asteria Corp.	10,100	60,070
	Asti Corp.	17,799	378,161
#	Asukanet Co. Ltd.	4,200	23,799
	Ateam, Inc.	14,200	68,791
#	Atled Corp.	4,600	45,871

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Atsugi Co. Ltd.	69,800	$213,574
#	Aucnet, Inc.	40,900	514,670
	Autobacs Seven Co. Ltd.	302,800	3,324,839
	Avant Group Corp.	79,300	843,575
#	Avantia Co. Ltd.	49,100	311,076
	Avex, Inc.	152,400	1,608,191
	Awa Bank Ltd.	162,322	2,456,147
	Axial Retailing, Inc.	82,900	2,214,211
#*	Axxzia, Inc.	19,300	169,192
#	Azbil Corp.	89,700	2,830,508
#	AZ-COM MARUWA Holdings, Inc.	184,000	2,530,011
	Bandai Namco Holdings, Inc.	431,900	9,771,547
	Bando Chemical Industries Ltd.	155,200	1,596,849
	Bank of Iwate Ltd.	74,300	1,180,813
	Bank of Kochi Ltd.	16,800	112,077
	Bank of Kyoto Ltd.	184,111	10,866,187
	Bank of Nagoya Ltd.	59,899	1,643,450
	Bank of Saga Ltd.	78,700	1,010,154
	Bank of the Ryukyus Ltd.	283,200	2,027,256
#	Bank of Toyama Ltd.	1,200	14,778
#	Baroque Japan Ltd.	42,800	268,863
	Base Co. Ltd.	16,800	644,287
	BayCurrent Consulting, Inc.	268,100	8,658,216
	Beaglee, Inc.	8,300	65,941
	Beauty Garage, Inc.	16,100	531,527
	Belc Co. Ltd.	54,538	2,583,627
	Bell System24 Holdings, Inc.	155,300	1,518,570
	Belluna Co. Ltd.	243,100	1,221,434
	Benefit One, Inc.	247,100	2,553,037
	Benesse Holdings, Inc.	224,900	2,938,417
#*	Bengo4.com, Inc.	30,400	910,697
#	Bic Camera, Inc.	300,000	2,253,558
	BIPROGY, Inc.	347,800	8,536,428
#	B-Lot Co. Ltd.	3,600	19,289
	BML, Inc.	137,400	2,903,960
#	Bookoff Group Holdings Ltd.	42,000	354,448
	Bourbon Corp.	2,100	31,510
#	BP Castrol KK	24,900	153,241
#	Br Holdings Corp.	149,800	423,715
#	BrainPad, Inc.	57,600	378,479
	Bridgestone Corp.	863,500	35,831,273
	Broadband Tower, Inc.	50,000	51,041
	Brother Industries Ltd.	720,800	11,235,770
#	Bunka Shutter Co. Ltd.	248,000	1,923,953
	Bushiroad, Inc.	3,900	20,644
	Business Brain Showa-Ota, Inc.	19,900	316,304
	Business Engineering Corp.	12,700	271,776
	BuySell Technologies Co. Ltd.	11,600	418,136
	C Uyemura & Co. Ltd.	15,500	1,025,907
	CAC Holdings Corp.	46,900	568,261
	Calbee, Inc.	204,200	3,959,346
	Canare Electric Co. Ltd.	4,400	44,432
	Canon Electronics, Inc.	95,700	1,216,394
	Canon Marketing Japan, Inc.	150,000	3,936,638
#	Canon, Inc., Sponsored ADR	56,677	1,465,667
	Canon, Inc.	488,634	12,628,933
	Capcom Co. Ltd.	330,800	14,875,080
	Careerlink Co. Ltd.	15,100	313,547
#	Carenet, Inc.	33,700	221,521

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Carlit Holdings Co. Ltd.	83,400	$486,738
#	Carta Holdings, Inc.	7,800	68,924
#	Casa, Inc.	33,500	207,313
	Casio Computer Co. Ltd.	346,500	2,960,725
#	Cawachi Ltd.	72,600	1,154,553
#	C'BON COSMETICS Co. Ltd.	2,100	22,888
#	CDS Co. Ltd.	1,300	16,057
	CE Holdings Co. Ltd.	2,700	11,890
#*	CellSource Co. Ltd.	1,700	26,587
#	Celsys, Inc.	190,800	921,944
	Central Automotive Products Ltd.	33,100	832,529
	Central Glass Co. Ltd.	153,000	3,320,787
	Central Japan Railway Co.	60,400	7,696,967
	Central Security Patrols Co. Ltd.	44,300	912,062
#	Central Sports Co. Ltd.	23,500	396,295
#	Ceres, Inc.	21,500	159,136
#	Change Holdings, Inc.	37,200	491,690
	Charm Care Corp. KK	59,500	572,975
	Chiba Bank Ltd.	1,219,163	8,572,361
	Chiba Kogyo Bank Ltd.	212,000	999,230
	Chikaranomoto Holdings Co. Ltd.	31,200	443,504
	Chilled & Frozen Logistics Holdings Co. Ltd.	59,300	550,419
	Chino Corp.	30,600	489,801
	Chiyoda Co. Ltd.	94,400	666,215
*	Chiyoda Corp.	414,100	1,005,750
	Chiyoda Integre Co. Ltd.	56,400	973,914
	Chofu Seisakusho Co. Ltd.	102,300	1,799,571
	Chori Co. Ltd.	48,100	990,680
	Chubu Electric Power Co., Inc.	596,400	7,471,576
	Chubu Shiryo Co. Ltd.	116,398	896,832
	Chudenko Corp.	152,700	2,503,172
	Chuetsu Pulp & Paper Co. Ltd.	48,611	474,124
	Chugai Pharmaceutical Co. Ltd.	437,000	13,005,662
	Chugai Ro Co. Ltd.	28,300	409,200
	Chugin Financial Group, Inc.	490,700	3,295,350
*	Chugoku Electric Power Co., Inc.	525,100	3,643,932
	Chugoku Marine Paints Ltd.	139,900	1,212,710
#	Chuo Gyorui Co. Ltd.	3,800	81,076
	Chuo Spring Co. Ltd.	69,869	344,192
	CI Takiron Corp.	157,200	638,295
	Citizen Watch Co. Ltd.	1,124,350	7,348,487
	CKD Corp.	138,300	2,103,362
	CK-San-Etsu Co. Ltd.	14,700	442,352
	Cleanup Corp.	123,900	645,233
	CMIC Holdings Co. Ltd.	63,700	882,559
	CMK Corp.	239,700	863,132
	Coca-Cola Bottlers Japan Holdings, Inc.	439,452	5,060,856
	COLOPL, Inc.	122,800	574,849
#	Colowide Co. Ltd.	193,600	2,874,771
#	Computer Engineering & Consulting Ltd.	89,000	1,073,034
#	Computer Institute of Japan Ltd.	114,480	450,999
	COMSYS Holdings Corp.	265,094	5,298,869
	Comture Corp.	96,700	1,374,864
	Concordia Financial Group Ltd.	2,274,411	10,403,202
*	COOKPAD, Inc.	176,200	197,093
#	Core Corp.	14,700	179,161
	Corona Corp.	62,900	403,585
	Cosel Co. Ltd.	101,300	873,385
	Cosmo Energy Holdings Co. Ltd.	381,200	11,819,159

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Cosmos Initia Co. Ltd.	45,900	$201,434
	Cosmos Pharmaceutical Corp.	48,200	5,569,378
	Cota Co. Ltd.	51,392	593,098
#	CRE, Inc.	25,500	248,664
	Create Medic Co. Ltd.	13,200	81,997
	Create Restaurants Holdings, Inc.	398,800	3,050,841
	Create SD Holdings Co. Ltd.	85,100	2,102,341
	Credit Saison Co. Ltd.	630,000	10,074,000
	Creek & River Co. Ltd.	52,200	743,292
	Cresco Ltd.	67,300	981,429
#	Cross Cat Co. Ltd.	9,600	77,221
	Cross Marketing Group, Inc.	18,400	108,908
#*	CrowdWorks, Inc.	9,800	89,066
	CTI Engineering Co. Ltd.	65,600	1,629,325
	CTS Co. Ltd.	102,900	545,289
	Cube System, Inc.	16,400	139,448
	Curves Holdings Co. Ltd.	174,000	985,069
*	Cyber Security Cloud, Inc.	17,700	346,098
	CyberAgent, Inc.	867,200	5,482,220
	Cybozu, Inc.	112,900	1,768,497
	Dai Nippon Printing Co. Ltd.	340,000	9,664,829
	Dai Nippon Toryo Co. Ltd.	105,500	713,310
	Daicel Corp.	1,119,200	10,371,132
	Dai-Dan Co. Ltd.	63,100	1,320,798
	Daido Kogyo Co. Ltd.	33,200	175,931
	Daido Metal Co. Ltd.	194,380	728,024
	Daido Steel Co. Ltd.	133,800	5,736,353
	Daifuku Co. Ltd.	297,500	6,362,676
	Daihatsu Diesel Manufacturing Co. Ltd.	76,100	412,507
	Daihen Corp.	91,800	3,542,300
	Daiho Corp.	39,200	1,095,994
	Dai-Ichi Cutter Kogyo KK	29,400	297,736
	Daiichi Jitsugyo Co. Ltd.	32,000	1,206,982
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	93,300	639,571
	Dai-ichi Life Holdings, Inc.	872,888	17,834,596
	Daiichi Sankyo Co. Ltd.	171,000	5,266,733
	Daiichikosho Co. Ltd.	10,500	212,095
	Daiken Corp.	61,100	1,008,005
#	Daiken Medical Co. Ltd.	65,400	239,587
	Daiki Aluminium Industry Co. Ltd.	172,800	1,885,311
#	Daiki Axis Co. Ltd.	21,800	110,405
	Daikin Industries Ltd.	159,600	32,270,914
	Daiko Denshi Tsushin Ltd.	17,000	69,702
#	Daikoku Denki Co. Ltd.	20,300	583,470
	Daikokutenbussan Co. Ltd.	31,600	1,341,756
	Daikyonishikawa Corp.	200,400	1,116,285
	Dainichi Co. Ltd.	45,500	239,448
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	59,900	937,352
	Daio Paper Corp.	402,000	3,455,884
	Daiseki Co. Ltd.	111,290	3,750,713
#	Daiseki Eco. Solution Co. Ltd.	30,600	275,993
	Daishi Hokuetsu Financial Group, Inc.	200,424	5,010,044
#	Daishinku Corp.	168,000	748,830
	Daisue Construction Co. Ltd.	44,600	438,418
	Daito Bank Ltd.	27,800	132,889
	Daito Pharmaceutical Co. Ltd.	71,527	1,177,524
	Daito Trust Construction Co. Ltd.	112,300	12,079,937
	Daitron Co. Ltd.	44,900	991,167
	Daiwa House Industry Co. Ltd.	1,074,700	29,209,173

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiwa Industries Ltd.	125,400	$1,278,359
	Daiwa Securities Group, Inc.	2,390,300	12,957,590
	Daiwabo Holdings Co. Ltd.	527,300	10,218,964
	DCM Holdings Co. Ltd.	569,780	4,825,194
	Dear Life Co. Ltd.	168,600	1,047,694
	Delica Foods Holdings Co. Ltd.	14,600	63,041
#*	Demae-Can Co., Ltd.	38,300	131,678
	DeNA Co. Ltd.	308,000	3,775,838
	Denka Co. Ltd.	399,300	7,888,119
	Densan System Holdings Co. Ltd.	26,800	618,558
	Denso Corp.	210,000	14,621,772
	Dentsu Group, Inc.	459,900	15,388,886
	Denyo Co. Ltd.	75,900	1,165,835
	Dexerials Corp.	336,600	7,641,406
	DIC Corp.	397,600	7,505,345
	Digital Arts, Inc.	50,800	2,010,318
	Digital Garage, Inc.	16,600	483,340
	Digital Hearts Holdings Co. Ltd.	56,200	552,238
#	Digital Holdings, Inc.	69,300	521,160
	Digital Information Technologies Corp.	39,900	506,445
	Dip Corp.	128,700	3,248,936
	Direct Marketing MiX, Inc.	75,700	423,157
	Disco Corp.	99,600	18,722,390
	DKK Co. Ltd.	46,800	795,584
	DKS Co. Ltd.	37,153	459,120
	DMG Mori Co. Ltd.	473,700	8,060,432
	DMW Corp.	900	21,957
	Doshisha Co. Ltd.	90,100	1,485,417
	Double Standard, Inc.	23,400	390,421
	Doutor Nichires Holdings Co. Ltd.	151,123	2,373,254
	Dowa Holdings Co. Ltd.	257,800	8,325,872
	DTS Corp.	174,600	4,127,488
	Duskin Co. Ltd.	184,000	4,154,296
#	DyDo Group Holdings, Inc.	32,700	1,188,248
	Eagle Industry Co. Ltd.	138,900	1,724,934
	Earth Corp.	11,200	400,362
	East Japan Railway Co.	126,400	7,156,025
#	EAT & Holdings Co. Ltd.	19,200	287,112
	Ebara Corp.	256,400	12,116,952
	Ebara Foods Industry, Inc.	10,700	222,407
	Ebara Jitsugyo Co. Ltd.	33,000	664,113
	Ebase Co. Ltd.	55,300	281,533
	Eco's Co. Ltd.	39,100	555,323
#	EDION Corp.	394,800	4,059,464
	EF-ON, Inc.	76,539	312,155
	eGuarantee, Inc.	90,100	1,336,971
#	E-Guardian, Inc.	40,300	585,193
	Ehime Bank Ltd.	168,998	1,048,484
#	Eidai Co. Ltd.	108,100	165,746
	Eiken Chemical Co. Ltd.	134,200	1,424,112
	Eisai Co. Ltd.	42,600	2,687,787
	Eizo Corp.	77,800	2,764,649
	EJ Holdings, Inc.	40,500	467,048
	Elan Corp.	142,500	884,654
	Elecom Co. Ltd.	179,900	1,936,449
	Electric Power Development Co. Ltd.	259,700	4,108,581
	Elematec Corp.	79,806	1,002,275
	EM Systems Co. Ltd.	46,400	277,882
	en Japan, Inc.	95,700	1,891,597

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Endo Lighting Corp.	73,500	$664,876
	ENEOS Holdings, Inc.	12,782,720	46,377,478
	Enigmo, Inc.	8,700	23,997
	Enomoto Co. Ltd.	24,600	306,862
	Enplas Corp.	28,800	1,233,368
#	Entrust, Inc.	18,200	128,923
#	Envipro Holdings, Inc.	47,200	187,531
	eRex Co. Ltd.	118,600	946,614
	ES-Con Japan Ltd.	122,300	692,036
	Eslead Corp.	40,700	866,235
	ESPEC Corp.	82,100	1,366,925
	Exedy Corp.	150,300	2,630,010
	EXEO Group, Inc.	320,148	6,656,498
	Ezaki Glico Co. Ltd.	125,600	3,319,040
	F&M Co. Ltd.	23,100	483,736
	Fabrica Communications Co. Ltd.	800	15,921
	Faith, Inc.	16,280	58,297
	FALCO HOLDINGS Co. Ltd.	45,000	594,872
	Fancl Corp.	84,316	1,476,683
	FANUC Corp.	174,100	5,326,140
	Fast Fitness Japan, Inc.	14,200	146,328
	Fast Retailing Co. Ltd.	122,600	30,712,859
	FCC Co. Ltd.	184,800	2,422,288
*	FDK Corp.	11,400	70,988
	Feed One Co. Ltd.	122,948	663,761
	Feedforce Group, Inc.	17,600	126,707
	Felissimo Corp.	5,200	36,847
	Fenwal Controls of Japan Ltd.	800	8,646
	Ferrotec Holdings Corp.	222,800	5,390,907
	Fibergate, Inc.	33,600	332,196
	FIDEA Holdings Co. Ltd.	95,440	999,576
	Financial Partners Group Co. Ltd.	216,000	2,085,065
	FINDEX, Inc.	68,000	296,253
	Fintech Global, Inc.	214,100	103,941
	First Bank of Toyama Ltd.	38,400	204,888
#	First Brothers Co. Ltd.	43,900	340,651
#	First Juken Co. Ltd.	38,200	299,075
	First-Corp., Inc.	27,500	143,884
	Fixstars Corp.	86,000	841,588
	FJ Next Holdings Co. Ltd.	92,500	677,359
	Focus Systems Corp.	27,600	200,594
	Food & Life Cos. Ltd.	288,300	5,672,852
	Forum Engineering, Inc.	15,800	143,001
	Forval Corp.	1,300	11,233
	Foster Electric Co. Ltd.	109,600	697,620
	FP Corp.	198,300	4,179,592
	France Bed Holdings Co. Ltd.	125,500	1,054,062
#*	FreakOut Holdings, Inc.	10,600	95,461
	Freebit Co. Ltd.	55,800	463,178
	Freund Corp.	32,800	154,508
	F-Tech, Inc.	43,300	277,674
	FTGroup Co. Ltd.	48,500	365,058
	Fudo Tetra Corp.	81,120	1,079,147
	Fuji Corp.	280,700	5,139,327
	Fuji Corp.	68,000	835,870
	Fuji Corp. Ltd.	124,300	611,392
	Fuji Electric Co. Ltd.	256,700	11,605,299
	Fuji Furukawa Engineering & Construction Co. Ltd.	2,000	59,960
#	Fuji Kosan Co. Ltd.	4,500	53,137

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuji Kyuko Co. Ltd.	79,200	$3,160,039
	Fuji Media Holdings, Inc.	171,400	1,897,856
	Fuji Oil Co. Ltd.	217,600	458,056
	Fuji Oil Holdings, Inc.	205,200	2,895,022
	Fuji Pharma Co. Ltd.	67,500	554,314
	Fuji Seal International, Inc.	209,852	2,350,372
	Fuji Soft, Inc.	108,400	3,611,715
	Fujibo Holdings, Inc.	51,200	1,356,258
	Fujicco Co. Ltd.	95,100	1,265,097
	FUJIFILM Holdings Corp.	162,375	9,428,406
#	Fujikura Composites, Inc.	108,700	758,568
	Fujikura Kasei Co. Ltd.	117,600	382,423
	Fujikura Ltd.	1,255,700	10,499,135
	Fujimi, Inc.	96,300	2,335,240
	Fujimori Kogyo Co. Ltd.	78,000	1,961,230
	Fujisash Co. Ltd.	354,500	226,791
	Fujishoji Co. Ltd.	33,700	351,223
	Fujitsu General Ltd.	40,400	843,751
	Fujitsu Ltd.	253,229	32,790,590
	Fujiya Co. Ltd.	50,900	856,758
#	FuKoKu Co. Ltd.	43,300	488,175
	Fukuda Corp.	29,500	1,034,270
	Fukuda Denshi Co. Ltd.	32,400	1,027,108
	Fukui Bank Ltd.	102,400	1,142,705
	Fukui Computer Holdings, Inc.	38,100	703,271
	Fukuoka Financial Group, Inc.	400,056	9,639,612
	Fukushima Galilei Co. Ltd.	56,800	2,016,022
	Fukuyama Transporting Co. Ltd.	129,600	3,662,953
	FULLCAST Holdings Co. Ltd.	85,300	1,380,779
	Fumakilla Ltd.	16,801	139,903
	Funai Soken Holdings, Inc.	134,720	2,501,135
	Furukawa Battery Co. Ltd.	63,100	451,453
	Furukawa Co. Ltd.	142,100	1,631,738
	Furukawa Electric Co. Ltd.	353,590	6,788,790
	Furuno Electric Co. Ltd.	121,700	1,105,080
#	Furuya Metal Co. Ltd.	10,200	792,974
	Furyu Corp.	98,400	1,022,212
	Fuso Chemical Co. Ltd.	112,500	3,547,408
	Fuso Pharmaceutical Industries Ltd.	36,299	526,802
	Futaba Corp.	185,000	646,109
	Futaba Industrial Co. Ltd.	267,500	1,177,381
	Future Corp.	213,800	2,332,382
	Fuyo General Lease Co. Ltd.	113,100	9,332,932
	G-7 Holdings, Inc.	152,400	1,341,051
*	GA Technologies Co. Ltd.	5,600	51,448
	Gakken Holdings Co. Ltd.	141,700	888,272
	Gakkyusha Co. Ltd.	29,000	426,277
#	Gakujo Co. Ltd.	34,700	476,151
	Gecoss Corp.	64,849	427,407
	Genki Sushi Co. Ltd.	27,900	900,913
	Genky DrugStores Co. Ltd.	40,800	1,444,068
	Geo Holdings Corp.	168,800	2,341,590
	Gift Holdings, Inc.	23,600	373,583
	Giken Ltd.	25,400	375,260
	GL Sciences, Inc.	27,500	471,825
	GLOBERIDE, Inc.	110,398	1,824,225
	Glory Ltd.	194,745	4,006,838
	Glosel Co. Ltd.	69,000	212,236
	GMO Financial Gate, Inc.	12,500	1,036,554

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	GMO Financial Holdings, Inc.	134,400	$689,615
#	GMO GlobalSign Holdings KK	15,700	336,188
	GMO internet group, Inc.	255,900	5,081,752
	GMO Payment Gateway, Inc.	62,500	4,768,054
#	GMO Pepabo, Inc.	4,500	53,440
	Godo Steel Ltd.	53,900	1,511,021
	Gokurakuyu Holdings Co. Ltd.	35,100	92,023
	Goldcrest Co. Ltd.	79,030	1,073,339
	Goldwin, Inc.	56,000	4,598,316
#	Golf Digest Online, Inc.	43,900	242,117
	Good Com Asset Co. Ltd.	74,400	438,108
	Grandy House Corp.	68,500	292,551
	Gree, Inc.	73,700	325,763
	Greens Co. Ltd.	18,400	192,778
	gremz, Inc.	34,300	662,378
	GS Yuasa Corp.	374,499	7,535,660
	GSI Creos Corp.	49,600	722,035
	G-Tekt Corp.	119,100	1,550,519
	Gun-Ei Chemical Industry Co. Ltd.	21,600	467,104
	GungHo Online Entertainment, Inc.	181,218	3,556,895
	Gunma Bank Ltd.	1,444,301	6,112,780
*	Gunosy, Inc.	20,900	85,312
	Gunze Ltd.	76,400	2,402,052
	H.U. Group Holdings, Inc.	278,600	5,500,560
	H2O Retailing Corp.	430,360	4,632,248
	HABA Laboratories, Inc.	8,500	147,303
#	Hachijuni Bank Ltd.	1,739,473	8,962,010
	Hagihara Industries, Inc.	45,500	493,358
	Hagiwara Electric Holdings Co. Ltd., Class C	36,100	817,127
	Hagoromo Foods Corp.	1,500	31,645
#	Hakudo Co. Ltd.	35,800	592,875
	Hakuhodo DY Holdings, Inc.	593,700	6,830,172
#	Hakuto Co. Ltd.	45,300	1,786,445
	Halows Co. Ltd.	50,800	1,322,506
	Hamakyorex Co. Ltd.	93,200	2,575,946
	Hamamatsu Photonics KK	134,400	6,475,577
	Hankyu Hanshin Holdings, Inc.	376,600	12,511,736
	Hanwa Co. Ltd.	166,600	5,698,828
	Happinet Corp.	75,400	1,186,498
	Hard Off Corp. Co. Ltd.	44,600	478,513
#	Harima Chemicals Group, Inc.	61,900	368,607
	Harmonic Drive Systems, Inc.	71,200	1,960,980
	Haseko Corp.	1,346,500	17,529,793
#	Hazama Ando Corp.	904,780	7,238,992
	Headwaters Co. Ltd.	1,300	101,210
	Heiwa Corp.	261,700	4,432,867
	Heiwa Real Estate Co. Ltd.	134,500	3,758,139
	Heiwado Co. Ltd.	160,900	2,740,037
#*	Hennge KK	42,400	263,739
	Hibiya Engineering Ltd.	90,800	1,437,843
	Hikari Tsushin, Inc.	21,700	3,219,999
	HI-LEX Corp.	98,800	823,124
	Himacs Ltd.	2,700	27,236
#	Himaraya Co. Ltd.	21,000	140,868
*	Hino Motors Ltd.	212,500	852,294
	Hioki EE Corp.	24,400	1,394,744
	Hirakawa Hewtech Corp.	50,200	624,186
#	Hirano Tecseed Co. Ltd.	34,700	546,540
#	Hirata Corp.	35,700	2,002,323

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hirogin Holdings, Inc.	1,020,700	$6,312,759
	Hirose Electric Co. Ltd.	34,625	4,385,520
	Hirose Tusyo, Inc.	3,400	72,328
	Hiroshima Gas Co. Ltd.	109,500	295,067
	Hisaka Works Ltd.	94,600	618,256
	Hisamitsu Pharmaceutical Co., Inc.	103,800	3,317,138
	Hitachi Construction Machinery Co. Ltd.	247,500	7,427,109
	Hitachi Ltd.	1,260,585	82,523,544
	Hitachi Ltd., ADR	68,768	9,005,857
	Hitachi Zosen Corp.	820,700	5,407,744
#	Hito Communications Holdings, Inc.	28,300	308,250
	Hochiki Corp.	62,800	797,312
	Hodogaya Chemical Co. Ltd.	27,700	668,700
	Hogy Medical Co. Ltd.	93,400	2,046,268
*	Hokkaido Electric Power Co., Inc.	510,800	2,382,235
	Hokkaido Gas Co. Ltd.	41,200	704,581
	Hokkan Holdings Ltd.	39,100	386,857
	Hokko Chemical Industry Co. Ltd.	104,100	648,234
#	Hokkoku Financial Holdings, Inc.	111,800	3,800,618
#	Hokuetsu Corp.	598,295	3,628,287
#	Hokuetsu Industries Co. Ltd.	106,300	1,403,819
	Hokuhoku Financial Group, Inc.	762,410	6,826,278
#	Hokuriku Electric Industry Co. Ltd.	33,000	295,032
*	Hokuriku Electric Power Co.	504,800	3,077,941
	Hokuriku Electrical Construction Co. Ltd.	27,820	180,732
	Hokuto Corp.	94,100	1,232,373
	Honda Motor Co. Ltd., Sponsored ADR	460,628	14,703,246
	Honda Motor Co. Ltd.	1,030,923	32,867,256
	H-One Co. Ltd.	91,605	539,068
	Honeys Holdings Co. Ltd.	85,830	946,008
	Hoosiers Holdings Co. Ltd.	135,200	1,005,767
	Horiba Ltd.	111,800	6,595,439
	Hoshizaki Corp.	40,400	1,549,375
	Hosiden Corp.	266,600	3,447,305
	Hosokawa Micron Corp.	63,200	1,570,989
	Hotland Co. Ltd.	36,700	439,655
	House Foods Group, Inc.	122,500	2,828,097
#	Howa Machinery Ltd.	51,700	296,178
	Hoya Corp.	320,800	37,360,150
	HS Holdings Co. Ltd.	72,000	517,953
	Hulic Co. Ltd.	907,317	7,725,081
	Hyakugo Bank Ltd.	1,067,698	3,569,029
	Hyakujushi Bank Ltd.	115,800	1,742,762
#	I K K Holdings, Inc.	20,700	89,580
	Ibiden Co. Ltd.	245,405	14,915,537
	IBJ, Inc.	93,900	470,207
	Ichibanya Co. Ltd.	10,632	416,566
	Ichigo, Inc.	734,200	1,396,574
	Ichiken Co. Ltd.	28,500	410,064
	Ichikoh Industries Ltd.	204,000	769,014
	Ichimasa Kamaboko Co. Ltd.	1,700	8,650
	Ichinen Holdings Co. Ltd.	118,272	1,145,219
	Ichiyoshi Securities Co. Ltd.	143,300	672,773
	Icom, Inc.	42,200	842,065
	ID Holdings Corp.	34,025	322,566
	IDEA Consultants, Inc.	2,900	34,852
	Idec Corp.	151,300	3,219,288
	Idemitsu Kosan Co. Ltd.	925,091	19,534,984
	IDOM, Inc.	402,100	2,358,731

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IHI Corp.	464,900	$11,430,669
	Iida Group Holdings Co. Ltd.	267,696	4,696,054
	Iino Kaiun Kaisha Ltd.	400,300	2,584,899
	IJTT Co. Ltd.	96,460	411,896
	I'll, Inc.	25,300	462,625
	Imagica Group, Inc.	74,900	336,191
#	Imasen Electric Industrial	50,700	221,949
#	i-mobile Co. Ltd.	5,600	48,661
#	Imuraya Group Co. Ltd.	19,800	317,709
	Inaba Denki Sangyo Co. Ltd.	169,400	3,763,007
#	Inaba Seisakusho Co. Ltd.	49,800	536,941
	Inabata & Co. Ltd.	215,200	5,016,506
#	Inageya Co. Ltd.	18,700	197,323
*	I-NE Co. Ltd.	20,400	380,844
	Ines Corp.	82,300	835,147
	I-Net Corp.	61,310	720,354
	Infocom Corp.	104,700	1,776,491
	Information Services International-Dentsu Ltd.	105,600	3,744,947
	INFRONEER Holdings, Inc.	727,808	7,087,427
	Innotech Corp.	65,600	781,761
	Inpex Corp.	1,938,500	25,030,334
	Insource Co. Ltd.	159,596	1,410,621
	Intage Holdings, Inc.	157,400	1,880,725
	Integrated Design & Engineering Holdings Co. Ltd.	69,800	1,677,305
	Intelligent Wave, Inc.	20,400	117,643
	Inter Action Corp.	31,900	250,369
	Internet Initiative Japan, Inc.	392,600	7,309,998
#	Inui Global Logistics Co. Ltd.	40,500	373,681
	I-PEX, Inc.	64,100	601,885
#	IPS, Inc.	18,500	297,172
#	IR Japan Holdings Ltd.	32,300	375,416
	Iriso Electronics Co. Ltd.	75,900	2,109,284
#	I'rom Group Co. Ltd.	22,100	296,559
	ISB Corp.	38,300	424,805
#	Ise Chemicals Corp.	7,800	447,690
	Iseki & Co. Ltd.	89,600	792,524
	Isetan Mitsukoshi Holdings Ltd.	653,040	7,084,747
	Ishihara Chemical Co. Ltd.	8,100	93,208
	Ishihara Sangyo Kaisha Ltd.	185,300	1,789,651
	Ishii Iron Works Co. Ltd.	2,900	54,350
	Ishizuka Glass Co. Ltd.	11,699	147,912
	Isuzu Motors Ltd.	1,601,307	20,802,171
*	ITbook Holdings Co. Ltd.	9,800	25,859
	Itfor, Inc.	84,600	654,812
	ITmedia, Inc.	37,200	359,945
	Ito En Ltd.	131,600	3,756,120
#	ITOCHU Corp.	1,732,900	70,087,656
	Itochu Enex Co. Ltd.	290,300	2,849,715
	Itochu Techno-Solutions Corp.	112,700	2,856,285
	Itochu-Shokuhin Co. Ltd.	24,300	926,676
	Itoham Yonekyu Holdings, Inc.	536,846	2,724,382
	Itoki Corp.	211,500	1,751,741
	IwaiCosmo Holdings, Inc.	96,600	1,111,049
	Iwaki Co. Ltd.	20,400	208,138
	Iwatani Corp.	226,900	12,111,757
*	Iwatsu Electric Co. Ltd.	44,000	247,579
	Iwatsuka Confectionery Co. Ltd.	500	18,177
	Iyogin Holdings, Inc.	1,024,157	7,234,075
	Izumi Co. Ltd.	145,900	3,676,399

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	J Front Retailing Co. Ltd.	1,057,200	$10,290,230
#	J Trust Co. Ltd.	127,319	422,626
	JAC Recruitment Co. Ltd.	72,200	1,434,250
	Jaccs Co. Ltd.	125,000	4,586,029
*	Jade Group, Inc.	27,200	327,047
	JAFCO Group Co. Ltd.	282,300	3,690,930
	JANOME Corp.	88,199	401,620
	Japan Airlines Co. Ltd.	336,200	7,278,937
	Japan Airport Terminal Co. Ltd.	25,083	1,168,879
	Japan Aviation Electronics Industry Ltd.	335,300	6,810,195
	Japan Best Rescue System Co. Ltd.	50,800	279,127
	Japan Cash Machine Co. Ltd.	63,200	496,797
*	Japan Communications, Inc.	746,000	1,275,604
	Japan Electronic Materials Corp.	42,700	531,695
	Japan Elevator Service Holdings Co. Ltd.	226,400	2,799,972
	Japan Exchange Group, Inc.	734,700	12,800,821
#	Japan Foundation Engineering Co. Ltd.	98,200	345,413
*	Japan Hospice Holdings, Inc.	11,800	232,516
#	Japan Investment Adviser Co. Ltd.	42,700	392,214
	Japan Lifeline Co. Ltd.	261,100	1,829,533
	Japan Material Co. Ltd.	251,000	4,438,527
	Japan Medical Dynamic Marketing, Inc.	92,700	640,087
	Japan Oil Transportation Co. Ltd.	12,979	256,733
	Japan Petroleum Exploration Co. Ltd.	102,400	3,519,526
	Japan Post Bank Co. Ltd.	681,300	5,668,104
	Japan Post Holdings Co. Ltd.	1,043,700	7,621,709
	Japan Post Insurance Co. Ltd.	231,300	3,737,847
	Japan Property Management Center Co. Ltd.	52,300	403,155
	Japan Pulp & Paper Co. Ltd.	48,100	1,564,465
	Japan Pure Chemical Co. Ltd.	2,200	39,355
	Japan Securities Finance Co. Ltd.	459,400	3,901,656
	Japan Steel Works Ltd.	39,600	824,923
	Japan System Techniques Co. Ltd.	20,400	351,411
	Japan Tobacco, Inc.	1,553,600	34,473,752
	Japan Transcity Corp.	157,600	709,289
	Japan Wool Textile Co. Ltd.	232,700	1,975,509
	Jastec Co. Ltd.	35,900	345,790
	JBCC Holdings, Inc.	54,100	987,410
	JCR Pharmaceuticals Co. Ltd.	89,400	849,541
	JCU Corp.	131,500	3,133,041
	JDC Corp.	37,800	162,177
	Jeol Ltd.	161,400	5,536,007
	JFE Holdings, Inc.	1,792,008	28,987,356
	JFE Systems, Inc.	9,800	199,063
	JGC Holdings Corp.	697,900	9,784,942
	Jichodo Co. Ltd.	100	6,447
#*	JIG-SAW, Inc.	18,200	676,068
#	Jimoto Holdings, Inc.	89,710	266,655
	JINS Holdings, Inc.	55,100	1,366,834
#	JINUSHI Co. Ltd.	59,000	791,233
	JK Holdings Co. Ltd.	69,700	497,697
#	J-Lease Co. Ltd.	27,600	463,308
#	JM Holdings Co. Ltd.	78,400	1,069,518
	JMDC, Inc.	6,000	229,334
	JMS Co. Ltd.	101,640	416,338
#*	Joban Kosan Co. Ltd.	26,499	232,541
	J-Oil Mills, Inc.	100,500	1,197,151
	Joshin Denki Co. Ltd.	79,200	1,139,376
	Joyful Honda Co. Ltd.	87,100	1,008,959

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JP-Holdings, Inc.	226,100	$520,314
	JSB Co. Ltd.	14,700	551,322
	JSP Corp.	60,800	804,454
	JSR Corp.	138,300	3,967,370
	J-Stream, Inc.	8,000	29,823
	JTEKT Corp.	702,800	6,629,213
#	Juki Corp.	152,999	620,589
	Juroku Financial Group, Inc.	148,300	3,668,033
	Justsystems Corp.	94,100	2,678,171
	JVCKenwood Corp.	898,370	2,965,256
#	K&O Energy Group, Inc.	65,400	1,087,242
	Kadokawa Corp.	142,805	3,539,817
#	Kadoya Sesame Mills, Inc.	8,500	206,150
	Kaga Electronics Co. Ltd.	86,100	3,856,937
	Kagome Co. Ltd.	44,200	985,398
	Kajima Corp.	907,400	14,339,146
	Kakaku.com, Inc.	319,300	4,772,873
	Kaken Pharmaceutical Co. Ltd.	98,100	2,442,551
	Kakiyasu Honten Co. Ltd.	32,400	533,599
#	Kamakura Shinsho Ltd.	28,200	140,126
	Kameda Seika Co. Ltd.	45,300	1,390,710
	Kamei Corp.	121,400	1,273,333
	Kamigumi Co. Ltd.	289,900	6,724,607
	Kanaden Corp.	75,800	712,609
	Kanagawa Chuo Kotsu Co. Ltd.	20,500	477,243
	Kanamic Network Co. Ltd.	79,200	260,405
	Kanamoto Co. Ltd.	155,200	2,737,320
	Kandenko Co. Ltd.	474,600	4,163,055
	Kaneka Corp.	196,600	5,792,550
	Kaneko Seeds Co. Ltd.	4,800	48,899
	Kanematsu Corp.	433,200	6,354,837
	Kanemi Co. Ltd.	2,200	46,394
	Kanro, Inc.	13,700	177,133
	Kansai Electric Power Co., Inc.	651,700	8,561,566
	Kansai Food Market Ltd.	2,700	27,501
	Kansai Paint Co. Ltd.	175,400	2,875,041
	Kanto Denka Kogyo Co. Ltd.	269,700	1,801,467
	Kao Corp.	422,400	16,047,649
#*	Kaonavi, Inc.	4,100	59,791
#	Kasumigaseki Capital Co. Ltd.	5,900	230,234
#	Katakura & Co-op Agri Corp.	6,000	53,774
	Katakura Industries Co. Ltd.	101,600	1,154,952
	Katitas Co. Ltd.	167,400	3,079,093
	Kato Sangyo Co. Ltd.	83,300	2,285,592
	Kato Works Co. Ltd.	50,926	408,472
	Kawada Technologies, Inc.	23,100	942,768
	Kawagishi Bridge Works Co. Ltd.	8,500	192,435
	Kawai Musical Instruments Manufacturing Co. Ltd.	24,400	622,458
	Kawasaki Heavy Industries Ltd.	663,400	16,918,835
#	Kawasaki Kisen Kaisha Ltd.	269,766	8,134,692
	KDDI Corp.	2,344,700	69,008,502
	KeePer Technical Laboratory Co. Ltd.	61,300	2,708,093
	Keihan Holdings Co. Ltd.	192,300	5,446,440
	Keihanshin Building Co. Ltd.	118,900	1,057,422
#	Keihin Co. Ltd.	11,500	146,422
	Keikyu Corp.	361,700	3,437,837
#	Keio Corp.	132,500	4,404,380
	Keisei Electric Railway Co. Ltd.	129,648	5,381,072
#	KEIWA, Inc.	5,600	43,777

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Keiyo Bank Ltd.	503,355	$2,113,103
	Keiyo Co. Ltd.	146,000	877,247
#	KEL Corp.	14,100	187,969
	Kenko Mayonnaise Co. Ltd.	60,200	557,767
	Kewpie Corp.	320,500	5,193,189
	Keyence Corp.	86,520	38,825,154
	KeyHolder, Inc.	14,400	102,673
	KFC Holdings Japan Ltd.	67,500	1,411,804
	KH Neochem Co. Ltd.	138,600	2,268,696
	Kibun Foods, Inc.	17,700	134,564
	Kikkoman Corp.	124,950	7,200,976
#	Kimoto Co. Ltd.	171,800	235,711
	Kimura Chemical Plants Co. Ltd.	58,500	301,473
#	Kimura Unity Co. Ltd.	17,000	154,320
	Kinden Corp.	366,000	5,047,736
	King Jim Co. Ltd.	9,300	57,940
#	Kintetsu Department Store Co. Ltd.	12,100	208,521
	Kintetsu Group Holdings Co. Ltd.	146,400	4,911,223
	Kirin Holdings Co. Ltd.	186,480	2,754,391
	Kissei Pharmaceutical Co. Ltd.	148,200	3,137,731
	Ki-Star Real Estate Co. Ltd.	46,800	1,706,395
	Kitagawa Corp.	38,520	321,205
	Kita-Nippon Bank Ltd.	36,800	562,788
	Kitano Construction Corp.	20,100	436,084
	Kitanotatsujin Corp.	181,743	309,556
	Kitz Corp.	390,200	2,903,919
	Kiyo Bank Ltd.	306,900	3,295,538
*	KLab, Inc.	60,700	127,662
*	KNT-CT Holdings Co. Ltd.	37,100	375,429
	Koa Corp.	145,100	1,796,694
#	Koa Shoji Holdings Co. Ltd.	29,400	142,056
	Koatsu Gas Kogyo Co. Ltd.	119,100	648,978
	Kobayashi Pharmaceutical Co. Ltd.	52,100	2,864,005
	Kobe Bussan Co. Ltd.	207,400	5,524,219
*	Kobe Electric Railway Co. Ltd.	15,400	330,876
	Kobe Steel Ltd.	1,247,982	13,649,594
	Koei Tecmo Holdings Co. Ltd.	75,400	1,290,179
	Kohnan Shoji Co. Ltd.	138,800	3,397,832
#	Kohoku Kogyo Co. Ltd.	2,900	128,587
	Kohsoku Corp.	39,800	598,579
	Koike Sanso Kogyo Co. Ltd.	3,300	87,344
	Koito Manufacturing Co. Ltd.	281,600	5,177,896
#	Kojima Co. Ltd.	187,200	871,929
	Kokuyo Co. Ltd.	354,664	5,689,659
#	KOMAIHALTEC, Inc.	14,600	199,793
	Komatsu Ltd.	1,147,700	32,152,162
#	Komatsu Matere Co. Ltd.	117,300	618,392
	Komatsu Wall Industry Co. Ltd.	32,800	665,325
	KOMEDA Holdings Co. Ltd.	199,500	3,866,620
#	Komehyo Holdings Co. Ltd.	35,800	1,195,750
	Komeri Co. Ltd.	154,400	3,236,282
	Komori Corp.	232,513	1,813,308
#	Konaka Co. Ltd.	153,480	436,136
	Konami Group Corp.	171,262	9,607,221
	Kondotec, Inc.	69,800	593,296
	Konica Minolta, Inc.	1,836,000	6,805,389
	Konishi Co. Ltd.	110,500	1,772,821
	Konoike Transport Co. Ltd.	117,400	1,471,789
#	Konoshima Chemical Co. Ltd.	39,300	454,694

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kosaido Holdings Co. Ltd.	61,100	$952,071
	Kose Corp.	13,400	1,312,211
	Koshidaka Holdings Co. Ltd.	129,424	1,077,192
	Kotobuki Spirits Co. Ltd.	48,000	3,653,497
#	Kotobukiya Co. Ltd.	6,900	114,952
	Kozo Keikaku Engineering, Inc.	9,500	230,101
	KPP Group Holdings Co. Ltd.	106,800	476,431
	Krosaki Harima Corp.	28,700	2,191,823
#	KRS Corp.	63,500	419,616
	K's Holdings Corp.	763,580	7,008,357
	KU Holdings Co. Ltd.	59,700	519,041
	Kubota Corp., Sponsored ADR	39,134	2,956,574
	Kubota Corp.	282,600	4,268,947
*	Kufu Co., Inc.	54,600	158,535
	Kumagai Gumi Co. Ltd.	224,100	5,075,500
	Kumiai Chemical Industry Co. Ltd.	317,665	2,385,314
	Kurabo Industries Ltd.	72,314	1,194,184
	Kuraray Co. Ltd.	1,398,700	14,074,487
	Kureha Corp.	85,900	5,135,708
	Kurimoto Ltd.	58,900	1,014,518
	Kurita Water Industries Ltd.	180,500	7,258,839
	Kuriyama Holdings Corp.	65,700	439,802
	Kuroda Precision Industries Ltd.	2,400	25,329
	Kusuri no Aoki Holdings Co. Ltd.	58,200	3,341,748
	KYB Corp.	103,100	3,653,393
	Kyocera Corp.	214,930	11,565,827
#	Kyoden Co. Ltd.	118,000	380,437
	Kyodo Printing Co. Ltd.	43,200	983,279
	Kyoei Steel Ltd.	103,500	1,557,796
	Kyokuto Boeki Kaisha Ltd.	59,118	743,069
	Kyokuto Kaihatsu Kogyo Co. Ltd.	152,200	1,954,234
	Kyokuto Securities Co. Ltd.	118,700	644,145
	Kyokuyo Co. Ltd.	45,200	1,193,199
	Kyorin Pharmaceutical Co. Ltd.	187,100	2,332,943
#	KYORITSU Co. Ltd.	170,500	209,903
#	Kyoritsu Maintenance Co. Ltd.	125,000	4,898,657
	Kyosan Electric Manufacturing Co. Ltd.	189,500	705,519
#	Kyowa Electronic Instruments Co. Ltd.	106,500	268,317
	Kyowa Kirin Co. Ltd.	87,363	1,668,256
	Kyowa Leather Cloth Co. Ltd.	58,800	247,754
	Kyudenko Corp.	196,000	5,652,335
*	Kyushu Electric Power Co., Inc.	708,100	4,808,013
	Kyushu Financial Group, Inc.	1,536,248	7,478,363
#	Kyushu Leasing Service Co. Ltd.	3,300	20,898
	Kyushu Railway Co.	215,100	4,716,685
	LA Holdings Co. Ltd.	13,100	431,793
#	LAC Co. Ltd.	59,000	311,786
#	Lacto Japan Co. Ltd.	44,200	614,991
	Lasertec Corp.	85,400	12,928,006
	Lawson, Inc.	136,400	6,843,839
	LEC, Inc.	115,700	730,399
#*	Leopalace21 Corp.	640,800	1,381,247
	Life Corp.	94,500	2,370,524
	LIFULL Co. Ltd.	211,500	455,774
	LIKE, Inc.	34,600	401,620
	Linical Co. Ltd.	43,100	239,469
	Link & Motivation, Inc.	158,000	476,661
	Lintec Corp.	174,200	2,874,976
	Lion Corp.	584,400	5,583,982

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	LITALICO, Inc.	65,500	$1,030,396
	Lixil Corp.	729,319	9,320,568
#	Loadstar Capital KK	14,700	181,773
	Look Holdings, Inc.	31,700	608,060
*	LTS, Inc.	6,400	161,109
*	M&A Capital Partners Co. Ltd.	53,800	1,103,408
	M3, Inc.	293,400	6,784,530
	Mabuchi Motor Co. Ltd.	137,200	3,939,772
*	Macbee Planet, Inc.	5,000	734,906
	Macnica Holdings, Inc.	241,650	10,128,020
	Macromill, Inc.	176,200	981,432
	Maeda Kosen Co. Ltd.	108,900	2,407,087
#	Maezawa Industries, Inc.	54,300	350,426
#	Maezawa Kasei Industries Co. Ltd.	58,900	633,790
	Maezawa Kyuso Industries Co. Ltd.	83,300	690,824
	Makino Milling Machine Co. Ltd.	122,400	4,907,208
	Makita Corp., Sponsored ADR	800	24,064
	Makita Corp.	305,791	8,586,931
#	Management Solutions Co. Ltd.	29,000	831,405
	Mandom Corp.	119,800	1,202,769
	Mani, Inc.	152,300	1,958,507
	MarkLines Co. Ltd.	45,600	850,219
#	Mars Group Holdings Corp.	49,300	1,046,348
	Marubeni Corp.	1,338,559	23,699,179
	Marubun Corp.	92,400	784,221
	Marudai Food Co. Ltd.	93,900	1,016,391
	Marufuji Sheet Piling Co. Ltd.	2,700	45,069
	Maruha Nichiro Corp.	202,697	3,516,025
	Marui Group Co. Ltd.	437,300	7,833,885
	Maruichi Steel Tube Ltd.	178,400	4,228,284
	MARUKA FURUSATO Corp.	72,976	1,370,009
#	Marumae Co. Ltd.	26,900	346,777
#	Marusan Securities Co. Ltd.	256,900	954,547
	Maruwa Co. Ltd.	57,200	9,499,575
#	Maruyama Manufacturing Co., Inc.	14,500	206,394
#	Maruzen CHI Holdings Co. Ltd.	91,800	221,450
	Maruzen Co. Ltd.	26,400	392,854
	Maruzen Showa Unyu Co. Ltd.	59,000	1,717,096
	Marvelous, Inc.	99,900	493,960
	Matching Service Japan Co. Ltd.	26,400	222,879
	Matsuda Sangyo Co. Ltd.	63,362	1,038,577
	Matsui Construction Co. Ltd.	92,100	489,525
	Matsui Securities Co. Ltd.	361,300	2,041,508
	MatsukiyoCocokara & Co.	84,385	4,938,346
#	Matsuoka Corp.	10,400	93,071
	Max Co. Ltd.	93,700	1,755,221
	Maxell Ltd.	206,000	2,340,233
	Maxvalu Tokai Co. Ltd.	29,100	570,320
	Mazda Motor Corp.	1,132,000	11,229,994
#	McDonald's Holdings Co. Japan Ltd.	81,200	3,196,490
	MCJ Co. Ltd.	407,100	3,230,833
	Mebuki Financial Group, Inc.	3,249,891	8,633,962
	MEC Co. Ltd.	55,200	1,373,467
*	Media Do Co. Ltd.	32,600	311,363
#	Medical Data Vision Co. Ltd.	75,900	372,084
	Medical System Network Co. Ltd.	146,000	395,415
	Medikit Co. Ltd.	1,200	21,294
	Medipal Holdings Corp.	463,300	7,943,994
#	Medius Holdings Co. Ltd.	11,900	66,201

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Megachips Corp.	77,500	$2,319,530
	Megmilk Snow Brand Co. Ltd.	225,400	3,105,123
	Meidensha Corp.	230,500	3,435,907
#	Meiho Facility Works Ltd.	12,000	65,274
	Meiji Electric Industries Co. Ltd.	24,300	263,915
	MEIJI Holdings Co. Ltd.	497,440	11,492,801
#	Meiji Shipping Co. Ltd.	65,900	304,899
#	Meiko Electronics Co. Ltd.	147,900	2,942,380
	Meisei Industrial Co. Ltd.	167,700	1,157,855
	Meitec Corp.	334,900	6,105,328
	Meito Sangyo Co. Ltd.	39,700	461,663
#	Meiwa Corp.	106,000	509,367
	Meiwa Estate Co. Ltd.	36,400	291,665
	Melco Holdings, Inc.	22,500	505,538
#	Members Co. Ltd.	29,700	346,132
	Menicon Co. Ltd.	259,100	4,647,305
*	Mercari, Inc.	222,400	5,633,910
#	Mercuria Holdings Co. Ltd.	38,800	213,471
*	MetaReal Corp.	12,000	134,740
	METAWATER Co. Ltd.	60,400	778,840
	Micronics Japan Co. Ltd.	97,900	1,561,616
	Midac Holdings Co. Ltd.	29,300	333,654
	Mie Kotsu Group Holdings, Inc.	271,000	1,082,920
	Mikuni Corp.	128,100	459,096
	Milbon Co. Ltd.	75,472	2,715,560
	MIMAKI ENGINEERING Co. Ltd.	87,300	586,082
	Mimasu Semiconductor Industry Co. Ltd.	112,200	2,347,792
	Minebea Mitsumi, Inc.	747,426	13,844,405
#	Ministop Co. Ltd.	59,800	619,488
	Mirai Industry Co. Ltd.	900	18,906
#	Miraial Co. Ltd.	35,800	389,898
	Mirait One Corp.	359,210	4,611,524
	Mirarth Holdings, Inc.	459,300	1,561,208
	Miroku Jyoho Service Co. Ltd.	75,800	900,616
	MISUMI Group, Inc.	352,500	6,448,677
	Mitani Corp.	141,600	1,376,180
	Mitani Sekisan Co. Ltd.	7,000	237,196
	Mito Securities Co. Ltd.	317,800	870,003
	Mitsuba Corp.	160,200	937,205
	Mitsubishi Chemical Group Corp.	5,045,660	30,182,260
	Mitsubishi Corp.	1,045,900	53,514,996
	Mitsubishi Electric Corp.	1,152,800	16,636,208
	Mitsubishi Estate Co. Ltd.	879,820	10,782,799
	Mitsubishi Gas Chemical Co., Inc.	554,000	8,309,186
	Mitsubishi HC Capital, Inc.	3,582,670	23,700,673
	Mitsubishi Heavy Industries Ltd.	292,700	13,886,867
	Mitsubishi Kakoki Kaisha Ltd.	30,900	599,571
	Mitsubishi Logisnext Co. Ltd.	202,500	1,821,719
	Mitsubishi Logistics Corp.	193,299	4,855,487
	Mitsubishi Materials Corp.	420,120	7,509,878
	Mitsubishi Motors Corp.	2,084,700	8,419,115
#	Mitsubishi Paper Mills Ltd.	61,500	264,787
	Mitsubishi Pencil Co. Ltd.	67,500	883,646
	Mitsubishi Research Institute, Inc.	33,900	1,283,525
	Mitsubishi Shokuhin Co. Ltd.	76,200	2,030,497
#	Mitsubishi Steel Manufacturing Co. Ltd.	65,600	797,739
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,124,020	9,070,841
	Mitsubishi UFJ Financial Group, Inc.	7,907,300	63,671,541
	Mitsuboshi Belting Ltd.	94,600	2,998,309

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui & Co. Ltd., Sponsored ADR	11,668	$9,177,115
	Mitsui & Co. Ltd.	903,145	35,249,819
	Mitsui Chemicals, Inc.	765,489	22,010,828
	Mitsui DM Sugar Holdings Co. Ltd.	81,500	1,634,668
	Mitsui E&S Co. Ltd.	185,619	623,395
	Mitsui Fudosan Co. Ltd.	570,500	11,720,886
#	Mitsui High-Tec, Inc.	77,100	5,393,227
#	Mitsui Matsushima Holdings Co. Ltd.	60,900	1,140,147
	Mitsui Mining & Smelting Co. Ltd.	311,200	7,355,769
#	Mitsui OSK Lines Ltd.	599,700	15,503,330
	Mitsui-Soko Holdings Co. Ltd.	144,900	3,695,398
	Mitsuuroko Group Holdings Co. Ltd.	141,400	1,338,680
	Miura Co. Ltd.	114,100	2,878,746
	MIXI, Inc.	167,400	3,161,903
	Miyaji Engineering Group, Inc.	31,100	966,753
	Miyazaki Bank Ltd.	79,500	1,469,230
	Miyoshi Oil & Fat Co. Ltd.	42,400	310,047
	Mizuho Financial Group, Inc.	1,730,496	29,358,495
	Mizuho Leasing Co. Ltd.	165,700	5,690,505
#	Mizuho Medy Co. Ltd.	13,100	193,646
	Mizuno Corp.	94,821	2,485,765
	Mochida Pharmaceutical Co. Ltd.	42,998	999,853
*	Modec, Inc.	17,000	178,881
	Molitec Steel Co. Ltd.	41,400	92,414
	Monex Group, Inc.	956,200	3,726,773
	Money Partners Group Co. Ltd.	79,700	158,123
	Monogatari Corp.	115,200	2,820,593
#	MonotaRO Co. Ltd.	364,300	4,446,222
#	MORESCO Corp.	35,400	297,066
	Mori-Gumi Co. Ltd.	51,800	111,470
	Morinaga & Co. Ltd.	156,400	5,077,056
	Morinaga Milk Industry Co. Ltd.	233,000	7,847,555
	Moriroku Holdings Co. Ltd.	13,500	199,221
	Morita Holdings Corp.	150,000	1,635,748
	Morito Co. Ltd.	84,800	726,093
#	Morozoff Ltd.	19,398	497,762
#	Mortgage Service Japan Ltd.	30,200	121,298
	Mory Industries, Inc.	25,200	630,708
	MrMax Holdings Ltd.	123,300	525,801
	MS&AD Insurance Group Holdings, Inc.	318,474	11,845,103
	Mugen Estate Co. Ltd.	57,251	360,498
	m-up Holdings, Inc.	76,500	604,535
	Murata Manufacturing Co. Ltd.	510,020	30,296,054
	Musashi Seimitsu Industry Co. Ltd.	296,600	3,698,552
	Musashino Bank Ltd.	172,701	3,048,923
#	Mutoh Holdings Co. Ltd.	11,700	147,630
	Nabtesco Corp.	165,200	3,504,123
#	NAC Co. Ltd.	60,800	421,516
	Nachi-Fujikoshi Corp.	73,400	1,983,298
	Nadex Co. Ltd.	6,200	47,478
	Nafco Co. Ltd.	27,100	359,395
	Nagano Keiki Co. Ltd.	61,000	889,460
	Nagase & Co. Ltd.	470,200	8,084,561
	Nagatanien Holdings Co. Ltd.	43,700	665,717
	Nagawa Co. Ltd.	6,900	347,618
	Nagoya Railroad Co. Ltd.	310,899	5,006,203
	Naigai Trans Line Ltd.	26,700	521,408
	Nakabayashi Co. Ltd.	88,700	332,086
	Nakamoto Packs Co. Ltd.	18,300	210,856

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Nakamura Choukou Co. Ltd.	3,600	$15,128
	Nakamuraya Co. Ltd.	14,400	313,904
	Nakanishi, Inc.	173,500	3,997,677
#	Nakano Corp.	71,900	201,873
#	Nakayama Steel Works Ltd.	116,700	752,097
#	Namura Shipbuilding Co. Ltd.	240,448	927,183
	Nankai Electric Railway Co. Ltd.	216,600	4,590,486
	Nanto Bank Ltd.	132,101	2,420,113
	Narasaki Sangyo Co. Ltd.	13,400	223,115
#	Nasu Denki Tekko Co. Ltd.	1,000	65,281
	Natori Co. Ltd.	29,400	406,050
	NEC Capital Solutions Ltd.	60,900	1,390,739
	NEC Corp.	540,380	27,340,744
	NEC Networks & System Integration Corp.	138,800	1,830,231
	NEOJAPAN, Inc.	8,800	63,823
	NET One Systems Co. Ltd.	319,700	7,024,421
	Neturen Co. Ltd.	150,200	1,117,579
	New Art Holdings Co. Ltd.	18,600	222,508
#*	New Japan Chemical Co. Ltd.	128,200	216,596
	Nexon Co. Ltd.	90,300	1,722,871
#	Nextage Co. Ltd.	187,100	4,914,305
#*	NexTone, Inc.	19,200	274,250
	NF Holdings Corp.	6,700	58,013
	NGK Insulators Ltd.	745,800	9,146,685
	NH Foods Ltd.	298,499	8,612,530
	NHK Spring Co. Ltd.	1,005,937	8,060,254
	Nicca Chemical Co. Ltd.	17,100	99,840
#	Nice Corp.	33,700	370,842
#	Nichia Steel Works Ltd.	139,301	314,802
	Nichias Corp.	334,600	6,878,854
	Nichiban Co. Ltd.	41,400	590,827
	Nichicon Corp.	249,100	2,463,947
	Nichiden Corp.	57,600	994,946
	Nichiha Corp.	130,900	3,011,364
	Nichimo Co. Ltd.	4,800	137,637
	Nichirei Corp.	389,199	8,879,142
	Nichireki Co. Ltd.	127,300	1,936,947
	Nichirin Co. Ltd.	57,830	1,179,858
	NIDEC Corp.	74,355	4,440,837
	Nifco, Inc.	278,900	8,312,827
	Nihon Chouzai Co. Ltd.	62,720	531,250
	Nihon Dempa Kogyo Co. Ltd.	102,600	870,682
	Nihon Dengi Co. Ltd.	7,200	228,946
	Nihon Denkei Co. Ltd.	30,300	455,309
	Nihon Flush Co. Ltd.	78,400	534,443
#	Nihon House Holdings Co. Ltd.	175,077	455,989
	Nihon Kagaku Sangyo Co. Ltd.	54,300	431,574
	Nihon Kohden Corp.	115,100	3,033,982
	Nihon M&A Center Holdings, Inc.	644,400	3,690,374
#	Nihon Nohyaku Co. Ltd.	198,000	1,033,753
	Nihon Parkerizing Co. Ltd.	296,200	2,316,762
	Nihon Plast Co. Ltd.	93,100	302,175
	Nihon Tokushu Toryo Co. Ltd.	58,000	461,924
	Nihon Trim Co. Ltd.	11,900	272,027
#*	Nihon Yamamura Glass Co. Ltd.	7,600	62,268
#	Niitaka Co. Ltd.	10,200	140,741
	Nikkiso Co. Ltd.	214,300	1,366,353
	Nikko Co. Ltd.	113,400	548,248
	Nikkon Holdings Co. Ltd.	259,300	5,450,335

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nikon Corp.	659,500	$8,717,117
	Nintendo Co. Ltd.	787,300	35,613,308
	Nippi, Inc.	8,500	227,466
	Nippn Corp.	268,400	3,520,926
	Nippon Air Conditioning Services Co. Ltd.	73,400	408,871
	Nippon Aqua Co. Ltd.	33,100	210,587
	Nippon Avionics Co. Ltd.	1,400	49,921
	Nippon Beet Sugar Manufacturing Co. Ltd.	57,600	789,610
#	Nippon Carbide Industries Co., Inc.	39,800	425,347
	Nippon Carbon Co. Ltd.	35,500	1,076,534
	Nippon Chemical Industrial Co. Ltd.	40,500	558,158
*	Nippon Chemi-Con Corp.	97,400	979,964
*	Nippon Coke & Engineering Co. Ltd.	892,500	697,218
	Nippon Concept Corp.	32,900	456,227
*	Nippon Concrete Industries Co. Ltd.	213,400	506,409
	Nippon Denko Co. Ltd.	632,550	1,287,143
	Nippon Densetsu Kogyo Co. Ltd.	163,600	2,473,752
	Nippon Dry-Chemical Co. Ltd.	6,200	75,353
	Nippon Electric Glass Co. Ltd.	356,800	6,480,794
	Nippon Express Holdings, Inc.	220,276	12,915,058
#	Nippon Felt Co. Ltd.	15,100	43,965
#	Nippon Filcon Co. Ltd.	48,800	160,670
	Nippon Fine Chemical Co. Ltd.	45,300	932,584
	Nippon Gas Co. Ltd.	563,800	8,296,644
	Nippon Hume Corp.	106,300	569,864
	Nippon Kayaku Co. Ltd.	381,300	3,519,064
	Nippon Kinzoku Co. Ltd.	8,400	55,529
#	Nippon Kodoshi Corp.	40,100	600,997
	Nippon Light Metal Holdings Co. Ltd.	299,128	3,193,932
	Nippon Paint Holdings Co. Ltd.	130,000	1,191,094
*	Nippon Paper Industries Co. Ltd.	463,602	4,505,551
#	Nippon Parking Development Co. Ltd.	959,600	1,446,137
	Nippon Pillar Packing Co. Ltd.	97,200	3,046,153
#	Nippon Piston Ring Co. Ltd.	50,000	601,671
#	Nippon Rietec Co. Ltd.	13,800	138,216
	Nippon Road Co. Ltd.	16,600	1,122,909
	Nippon Sanso Holdings Corp.	348,000	8,415,105
	Nippon Seiki Co. Ltd.	282,600	1,978,721
	Nippon Seisen Co. Ltd.	8,300	279,227
	Nippon Sharyo Ltd.	46,399	663,777
*	Nippon Sheet Glass Co. Ltd.	402,200	1,833,338
	Nippon Shinyaku Co. Ltd.	93,795	3,793,034
	Nippon Shokubai Co. Ltd.	98,800	3,803,469
	Nippon Signal Company Ltd.	210,200	1,506,730
	Nippon Soda Co. Ltd.	117,200	4,406,966
	Nippon Steel Corp.	1,353,479	30,935,601
	Nippon Telegraph & Telephone Corp.	14,775,000	16,942,758
	Nippon Thompson Co. Ltd.	277,500	1,122,717
	Nippon Tungsten Co. Ltd.	4,900	85,085
	Nippon Yakin Kogyo Co. Ltd.	66,209	2,030,808
#	Nippon Yusen KK	1,322,490	32,171,102
	Nipro Corp.	778,594	5,653,225
	Nishikawa Rubber Co. Ltd.	800	8,134
	Nishimatsu Construction Co. Ltd.	167,200	4,355,613
	Nishimatsuya Chain Co. Ltd.	144,900	1,740,388
	Nishimoto Co. Ltd.	18,900	626,754
	Nishi-Nippon Financial Holdings, Inc.	635,914	6,773,989
	Nishi-Nippon Railroad Co. Ltd.	167,000	3,016,408
	Nishio Holdings Co. Ltd.	106,100	2,695,723

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Nissan Chemical Corp.	209,500	$9,414,023
	Nissan Motor Co. Ltd.	2,378,800	10,478,962
	Nissan Shatai Co. Ltd.	292,700	1,865,151
	Nissan Tokyo Sales Holdings Co. Ltd.	123,500	348,669
	Nissei ASB Machine Co. Ltd.	27,200	784,822
	Nissei Plastic Industrial Co. Ltd.	71,100	504,857
	Nissha Co. Ltd.	204,400	2,472,689
	Nisshin Group Holdings Co. Ltd.	156,500	572,513
	Nisshin Oillio Group Ltd.	141,300	3,792,791
	Nisshin Seifun Group, Inc.	348,345	4,319,829
	Nisshinbo Holdings, Inc.	611,941	5,259,099
	Nissin Corp.	66,600	1,230,314
	Nissin Foods Holdings Co. Ltd.	43,275	3,648,756
	Nisso Corp.	56,500	349,387
	Nissui Corp.	1,653,600	7,874,940
	Niterra Co. Ltd.	671,500	14,198,880
	Nitori Holdings Co. Ltd.	90,500	11,081,960
	Nitta Corp.	80,200	1,832,102
#	Nitta Gelatin, Inc.	53,700	285,102
	NITTAN Corp.	112,600	258,959
	Nittetsu Mining Co. Ltd.	73,602	2,633,661
	Nitto Boseki Co. Ltd.	56,500	1,103,271
	Nitto Denko Corp.	327,400	23,281,737
	Nitto Fuji Flour Milling Co. Ltd.	3,600	124,099
	Nitto Kogyo Corp.	118,100	3,021,805
	Nitto Kohki Co. Ltd.	54,400	740,475
	Nitto Seiko Co. Ltd.	147,300	627,567
	Nittoc Construction Co. Ltd.	118,949	959,478
	NJS Co. Ltd.	25,500	543,343
#	Noda Corp.	53,100	443,410
	Noevir Holdings Co. Ltd.	47,800	1,821,853
	NOF Corp.	150,100	6,477,361
	Nohmi Bosai Ltd.	81,800	993,144
	Nojima Corp.	412,100	4,022,594
	NOK Corp.	396,000	5,962,755
	Nomura Holdings, Inc.	2,835,898	11,732,030
	Nomura Holdings, Inc., Sponsored ADR	253,317	1,058,865
	Nomura Micro Science Co. Ltd.	9,400	416,615
	Nomura Real Estate Holdings, Inc.	309,500	7,676,535
	Nomura Research Institute Ltd.	236,485	6,719,701
	Noritake Co. Ltd.	49,200	1,918,653
	Noritsu Koki Co. Ltd.	111,800	1,938,702
	Noritz Corp.	138,900	1,705,494
	North Pacific Bank Ltd.	1,308,100	2,857,281
	Nozawa Corp.	30,300	161,973
	NS Solutions Corp.	82,800	2,173,136
	NS Tool Co. Ltd.	56,400	449,279
#	NS United Kaiun Kaisha Ltd.	65,200	1,755,133
	NSD Co. Ltd.	174,178	3,411,578
	NSK Ltd.	1,149,047	7,437,305
	NSW, Inc.	34,700	606,193
	NTN Corp.	2,133,000	4,792,756
	NTT Data Group Corp.	557,200	7,751,316
*	OAK Capital Corp.	143,100	78,495
	Oat Agrio Co. Ltd.	27,500	390,171
	Obara Group, Inc.	50,200	1,466,489
	Obayashi Corp.	1,397,200	12,918,277
#	OBIC Business Consultants Co. Ltd.	15,400	646,798
	Obic Co. Ltd.	21,600	3,534,627

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Odakyu Electric Railway Co. Ltd.	247,200	$3,611,696
	Odawara Engineering Co. Ltd.	1,300	18,426
#	Oenon Holdings, Inc.	183,600	451,858
	Ogaki Kyoritsu Bank Ltd.	184,546	2,541,343
	Ohara, Inc.	37,400	369,535
#	Ohashi Technica, Inc.	48,100	540,027
	Ohba Co. Ltd.	19,400	123,674
	Ohsho Food Service Corp.	30,100	1,433,138
	OIE Sangyo Co. Ltd.	1,200	11,223
	Oiles Corp.	88,001	1,199,597
#*	Oisix ra daichi, Inc.	61,100	1,004,476
	Oita Bank Ltd.	77,300	1,334,962
	Oji Holdings Corp.	2,986,100	11,790,013
	Okabe Co. Ltd.	158,900	808,995
#	Okada Aiyon Corp.	19,400	317,877
	Okamoto Industries, Inc.	42,300	1,176,073
	Okamoto Machine Tool Works Ltd.	21,199	855,822
	Okamura Corp.	261,600	3,753,643
	Okasan Securities Group, Inc.	786,500	3,133,742
	Oki Electric Industry Co. Ltd.	452,278	2,857,252
	Okinawa Cellular Telephone Co.	74,400	1,571,708
*	Okinawa Electric Power Co., Inc.	133,958	1,086,760
	Okinawa Financial Group, Inc.	107,840	1,697,743
	OKUMA Corp.	114,800	5,823,844
	Okumura Corp.	136,800	4,091,456
	Okura Industrial Co. Ltd.	39,851	670,589
#	Okuwa Co. Ltd.	135,447	829,280
	Olympic Group Corp.	34,400	126,775
	Olympus Corp.	1,016,900	16,592,683
	Omron Corp.	88,900	4,771,820
	Ono Pharmaceutical Co. Ltd.	421,400	7,722,290
	Onoken Co. Ltd.	83,400	997,116
	Onward Holdings Co. Ltd.	403,096	1,626,628
	Ootoya Holdings Co. Ltd.	5,500	161,664
	Open House Group Co. Ltd.	215,500	8,200,272
	Optex Group Co. Ltd.	101,360	1,330,045
*	Optim Corp.	64,400	442,535
	Optorun Co. Ltd.	65,300	1,084,267
	Oracle Corp.	52,600	3,687,187
	Organo Corp.	143,300	4,153,335
	Oricon, Inc.	8,500	59,599
	Orient Corp.	278,280	2,177,458
	Oriental Land Co. Ltd.	139,000	5,331,141
	Oriental Shiraishi Corp.	571,300	1,249,697
#	Origin Co. Ltd.	25,500	235,043
	ORIX Corp.	1,672,600	32,175,000
#	ORIX Corp., Sponsored ADR	8,050	775,859
	Oro Co. Ltd.	27,100	357,901
	Osaka Gas Co. Ltd.	346,400	5,450,548
	Osaka Organic Chemical Industry Ltd.	70,000	1,298,675
	Osaka Soda Co. Ltd.	49,799	2,028,069
	Osaka Steel Co. Ltd.	11,000	126,993
#	OSAKA Titanium Technologies Co. Ltd.	66,500	1,678,589
	Osaki Electric Co. Ltd.	207,400	836,549
	OSG Corp.	288,200	3,841,443
	Otsuka Corp.	130,300	5,426,128
	Otsuka Holdings Co. Ltd.	169,600	6,235,735
#	OUG Holdings, Inc.	3,900	67,463
	Outsourcing, Inc.	434,800	4,448,349

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#*	Oxide Corp.	2,400	$59,297
	Oyo Corp.	106,400	1,969,450
#	Ozu Corp.	5,000	55,885
	Pacific Industrial Co. Ltd.	218,400	2,102,246
*	Pacific Metals Co. Ltd.	91,200	1,067,170
	Pack Corp.	57,100	1,334,092
	PAL GROUP Holdings Co. Ltd.	106,100	3,113,738
	PALTAC Corp.	69,958	2,350,497
	Pan Pacific International Holdings Corp.	574,800	11,364,714
	Panasonic Holdings Corp.	2,089,342	25,789,546
#	PAPYLESS Co. Ltd.	16,100	100,167
	Paraca, Inc.	24,900	355,256
	Paramount Bed Holdings Co. Ltd.	143,600	2,352,106
	Paris Miki Holdings, Inc.	114,600	259,531
*	Park24 Co. Ltd.	336,800	4,443,259
	Parker Corp.	6,000	31,203
	Pasco Corp.	4,700	60,704
	Pasona Group, Inc.	107,000	1,268,073
	PCI Holdings, Inc.	16,800	132,918
	Pegasus Co. Ltd.	104,500	420,983
	Penta-Ocean Construction Co. Ltd.	1,539,400	8,355,742
	People Dreams & Technologies Group Co. Ltd.	17,800	224,174
#*	PeptiDream, Inc.	308,200	3,923,473
	Persol Holdings Co. Ltd.	367,800	7,275,314
#	Pharma Foods International Co. Ltd.	48,700	574,928
	PHC Holdings Corp.	31,500	334,062
*	PIA Corp.	7,600	180,701
#	Pickles Holdings Co. Ltd.	51,000	448,352
	Pigeon Corp.	356,100	4,809,706
	Pilot Corp.	85,700	2,823,988
	Piolax, Inc.	133,600	2,081,431
	Plus Alpha Consulting Co. Ltd.	37,900	746,347
	Pola Orbis Holdings, Inc.	75,800	1,111,706
	Pole To Win Holdings, Inc.	124,900	591,864
#	Poppins Corp.	10,500	103,361
#*	Port, Inc.	11,000	176,699
#*	PR Times Corp.	9,600	108,423
	Premium Group Co. Ltd.	150,000	1,893,500
	Premium Water Holdings, Inc.	4,000	76,897
	Press Kogyo Co. Ltd.	476,300	2,133,726
#	Pressance Corp.	111,800	1,592,047
	Prestige International, Inc.	304,700	1,243,415
	Prima Meat Packers Ltd.	137,699	2,146,650
	Procrea Holdings, Inc.	135,573	2,020,517
	Pronexus, Inc.	38,100	283,355
#	Pro-Ship, Inc.	22,300	214,391
	Proto Corp.	89,500	801,582
	PS Mitsubishi Construction Co. Ltd.	158,400	885,047
#	Punch Industry Co. Ltd.	81,500	269,114
	QB Net Holdings Co. Ltd.	39,900	419,490
	Qol Holdings Co. Ltd.	131,600	1,570,004
	Quick Co. Ltd.	43,100	738,839
#	Raccoon Holdings, Inc.	52,400	263,137
	Raito Kogyo Co. Ltd.	231,700	3,356,460
	Raiznext Corp.	136,500	1,398,672
*	Raksul, Inc.	65,300	645,326
	Rakus Co. Ltd.	244,700	4,153,893
#	Rakuten Group, Inc.	572,300	2,241,563
#*	RaQualia Pharma, Inc.	19,100	94,890

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rasa Corp.	34,900	$373,555
	Rasa Industries Ltd.	40,199	608,062
	Raysum Co. Ltd.	12,479	264,700
	Recruit Holdings Co. Ltd.	1,047,700	36,287,769
	Relo Group, Inc.	339,599	4,689,601
#	Renaissance, Inc.	9,900	63,400
*	Renesas Electronics Corp.	957,700	18,477,698
	Rengo Co. Ltd.	1,050,310	6,689,599
#*	RENOVA, Inc.	120,797	1,275,896
	Resol Holdings Co. Ltd.	2,400	80,662
	Resona Holdings, Inc.	2,051,648	11,169,340
	Resonac Holdings Corp.	805,500	13,195,505
	Resorttrust, Inc.	300,300	4,748,240
	Restar Holdings Corp.	101,700	1,697,783
	Retail Partners Co. Ltd.	25,600	279,190
	Rheon Automatic Machinery Co. Ltd.	64,200	656,182
#	Rhythm Co. Ltd.	28,700	327,970
#	Riberesute Corp.	20,000	103,242
	Ricoh Co. Ltd.	1,084,819	9,650,187
	Ricoh Leasing Co. Ltd.	77,500	2,403,002
#	Ride On Express Holdings Co. Ltd.	48,200	360,459
#*	Right On Co. Ltd.	64,100	267,335
#	Riken Corp.	41,903	983,703
	Riken Keiki Co. Ltd.	46,500	1,759,235
	Riken Technos Corp.	208,600	1,004,896
	Riken Vitamin Co. Ltd.	65,400	955,320
	Rinnai Corp.	194,700	4,239,046
	Rion Co. Ltd.	33,300	522,283
	Riso Kagaku Corp.	25,258	414,587
	Riso Kyoiku Co. Ltd.	519,650	961,340
	Rix Corp.	6,200	140,077
	Rock Field Co. Ltd.	51,400	541,983
	Rohm Co. Ltd.	94,300	8,836,686
	Rohto Pharmaceutical Co. Ltd.	339,200	7,229,911
	Rokko Butter Co. Ltd.	63,900	595,352
	Roland Corp.	48,200	1,374,190
	Roland DG Corp.	71,200	1,786,045
	Rorze Corp.	52,200	4,082,818
	Round One Corp.	729,041	2,918,277
#	Royal Holdings Co. Ltd.	45,300	845,614
	RS Technologies Co. Ltd.	33,000	707,870
	Ryobi Ltd.	120,767	2,513,313
	RYODEN Corp.	75,000	1,196,024
	Ryohin Keikaku Co. Ltd.	681,550	8,850,050
	Ryosan Co. Ltd.	94,600	2,994,586
	S Foods, Inc.	65,000	1,533,469
#	S LINE GROUP Co. Ltd.	10,600	64,548
	S&B Foods, Inc.	5,300	136,761
#	Sac's Bar Holdings, Inc.	60,500	432,893
	Sagami Rubber Industries Co. Ltd.	28,000	146,656
	Saibu Gas Holdings Co. Ltd.	80,100	1,175,356
	Sakai Chemical Industry Co. Ltd.	63,800	890,588
	Sakai Heavy Industries Ltd.	20,300	742,928
	Sakai Moving Service Co. Ltd.	50,400	1,894,860
	Sakata INX Corp.	195,100	1,681,682
#	Sakura Internet, Inc.	79,400	604,023
#	Sala Corp.	254,300	1,304,687
#	Samco, Inc.	8,200	307,420
	SAMTY Co. Ltd.	122,700	1,960,009

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	San Holdings, Inc.	41,500	$667,517
	San ju San Financial Group, Inc.	100,017	1,222,458
	San-A Co. Ltd.	72,800	2,412,814
	San-Ai Obbli Co. Ltd.	285,400	3,249,900
#	Sanei Architecture Planning Co. Ltd.	57,700	622,709
	Sangetsu Corp.	174,800	3,208,930
	San-In Godo Bank Ltd.	703,197	4,551,812
	Sanken Electric Co. Ltd.	85,900	8,776,266
	Sanki Engineering Co. Ltd.	173,300	1,883,157
	Sanko Gosei Ltd.	119,800	530,055
	Sanko Metal Industrial Co. Ltd.	11,300	363,235
	Sankyo Co. Ltd.	186,750	7,899,822
	Sankyo Frontier Co. Ltd.	14,100	379,145
	Sankyo Seiko Co. Ltd.	170,600	827,373
	Sankyo Tateyama, Inc.	125,100	846,559
	Sankyu, Inc.	252,000	8,738,656
	Sanoh Industrial Co. Ltd.	149,800	909,547
	Sanrio Co. Ltd.	104,600	4,870,507
#	Sansei Landic Co. Ltd.	35,100	248,060
	Sansei Technologies, Inc.	44,700	392,477
	Sansha Electric Manufacturing Co. Ltd.	48,400	504,074
#	Sanshin Electronics Co. Ltd.	59,400	907,420
	Santec Holdings Corp.	18,100	385,161
	Santen Pharmaceutical Co. Ltd.	481,800	4,210,128
	Sanwa Holdings Corp.	823,800	11,203,788
	Sanyo Chemical Industries Ltd.	59,500	1,811,045
	Sanyo Denki Co. Ltd.	49,000	2,485,399
#	Sanyo Electric Railway Co. Ltd.	48,500	755,175
	Sanyo Engineering & Construction, Inc.	32,400	149,921
	Sanyo Industries Ltd.	1,500	20,454
	Sanyo Shokai Ltd.	49,399	712,067
	Sanyo Special Steel Co. Ltd.	100,100	2,010,931
	Sanyo Trading Co. Ltd.	114,400	1,097,479
	Sapporo Holdings Ltd.	163,300	4,302,371
	Sata Construction Co. Ltd.	46,000	151,114
	Sato Holdings Corp.	139,700	1,956,381
	Sato Shoji Corp.	47,400	511,767
	Satori Electric Co. Ltd.	61,500	642,700
#	Sawai Group Holdings Co. Ltd.	196,900	4,904,247
	Saxa Holdings, Inc.	21,600	317,644
	SB Technology Corp.	55,400	1,008,762
	SBI Global Asset Management Co. Ltd.	86,300	331,669
	SBI Holdings, Inc.	467,780	9,878,246
	SBS Holdings, Inc.	113,200	2,685,217
#	Scala, Inc.	42,600	225,725
#	SCREEN Holdings Co. Ltd.	99,600	10,761,719
#	Scroll Corp.	141,300	963,414
	SCSK Corp.	219,677	3,652,141
	SE Corp.	36,600	76,446
#	SEC Carbon Ltd.	2,800	209,644
	Secom Co. Ltd.	87,300	5,858,253
	Seed Co. Ltd.	37,500	161,186
	Sega Sammy Holdings, Inc.	169,412	3,704,129
	Seibu Holdings, Inc.	394,100	4,382,166
	Seika Corp.	37,234	527,595
	Seikagaku Corp.	182,300	992,528
#	Seikitokyu Kogyo Co. Ltd.	131,699	1,338,170
#	Seiko Electric Co. Ltd.	16,300	129,779
#	Seiko Epson Corp.	903,200	14,832,087

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seiko Group Corp.	145,600	$2,691,701
	Seiko PMC Corp.	56,100	228,643
	Seino Holdings Co. Ltd.	468,100	7,367,203
#	Seiren Co. Ltd.	182,200	3,148,166
	Sekisui Chemical Co. Ltd.	963,900	14,641,161
#	Sekisui House Ltd.	669,200	13,652,813
	Sekisui Jushi Corp.	94,200	1,480,195
	Sekisui Kasei Co. Ltd.	116,266	370,522
#	SEMITEC Corp.	30,000	483,322
	Senko Group Holdings Co. Ltd.	620,500	4,491,637
	Senshu Electric Co. Ltd.	49,400	1,393,582
	Senshu Ikeda Holdings, Inc.	1,136,660	2,088,975
#*	Senshukai Co. Ltd.	142,300	399,344
#	SERAKU Co. Ltd.	20,400	196,221
	Seria Co. Ltd.	186,700	3,131,609
	Seven & I Holdings Co. Ltd.	1,125,452	46,689,466
	Seven Bank Ltd.	2,369,300	5,146,046
	SG Holdings Co. Ltd.	444,400	6,485,354
*	Sharingtechnology, Inc.	52,200	216,752
#*	Sharp Corp.	704,298	4,187,868
#	Shibaura Electronics Co. Ltd.	37,600	1,895,762
	Shibaura Machine Co. Ltd.	97,000	3,101,087
	Shibaura Mechatronics Corp.	24,200	4,050,900
	Shibusawa Warehouse Co. Ltd.	37,500	813,887
	Shibuya Corp.	78,200	1,447,411
#	Shidax Corp.	93,800	420,954
*	SHIFT, Inc.	30,100	7,120,375
	Shiga Bank Ltd.	197,436	4,229,731
	Shikibo Ltd.	68,800	501,871
#	Shikino High-Tech Co. Ltd.	7,600	147,634
	Shikoku Bank Ltd.	174,900	1,146,145
*	Shikoku Electric Power Co., Inc.	322,100	2,269,150
	Shikoku Kasei Holdings Corp.	129,700	1,293,491
	Shima Seiki Manufacturing Ltd.	116,200	1,590,531
	Shimadzu Corp.	256,000	7,774,929
	Shimamura Co. Ltd.	71,446	7,075,710
	Shimano, Inc.	65,307	9,843,538
	Shimizu Bank Ltd.	112,700	1,214,027
	Shimizu Corp.	1,118,400	7,705,256
#	Shimojima Co. Ltd.	13,800	106,352
	Shin Maint Holdings Co. Ltd.	1,300	10,840
	Shin Nippon Air Technologies Co. Ltd.	52,200	875,698
#	Shin Nippon Biomedical Laboratories Ltd.	103,700	1,530,056
	Shinagawa Refractories Co. Ltd.	29,900	1,326,018
	Shindengen Electric Manufacturing Co. Ltd.	36,100	832,414
	Shin-Etsu Chemical Co. Ltd.	1,655,600	54,543,483
	Shin-Etsu Polymer Co. Ltd.	197,700	1,963,573
	Shinko Electric Industries Co. Ltd.	173,900	7,030,924
	Shinko Shoji Co. Ltd.	118,000	942,141
	Shinmaywa Industries Ltd.	300,900	3,038,256
	Shinnihon Corp.	150,500	1,342,380
#	Shinnihonseiyaku Co. Ltd.	31,500	327,794
	Shinsho Corp.	26,500	1,140,171
	Shinwa Co. Ltd.	33,700	531,861
	Shinwa Co. Ltd.	27,300	151,159
	Shionogi & Co. Ltd.	318,700	13,356,088
	Ship Healthcare Holdings, Inc.	414,200	6,708,585
	Shiseido Co. Ltd.	95,800	4,200,261
#	Shizuki Electric Co., Inc.	70,300	265,604

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shizuoka Financial Group, Inc.	1,050,430	$8,773,301
	Shizuoka Gas Co. Ltd.	225,900	1,746,275
#	SHO-BOND Holdings Co. Ltd.	51,400	2,087,611
	Shoei Co. Ltd.	200,400	3,643,394
	Shoei Foods Corp.	38,900	1,183,780
	Shofu, Inc.	45,300	757,817
	Showa Sangyo Co. Ltd.	87,700	1,693,456
	Showa Shinku Co. Ltd.	17,400	172,876
	Sigma Koki Co. Ltd.	23,700	262,197
#	SIGMAXYZ Holdings, Inc.	142,200	1,330,259
	Siix Corp.	150,684	1,630,937
#*	Silver Life Co. Ltd.	10,700	95,078
*	Simplex Holdings, Inc.	48,500	979,236
	Sinanen Holdings Co. Ltd.	30,700	846,837
	Sinfonia Technology Co. Ltd.	111,500	1,353,040
	Sinko Industries Ltd.	79,500	1,099,872
	Sintokogio Ltd.	206,800	1,522,107
	SK-Electronics Co. Ltd.	39,685	446,916
	SKY Perfect JSAT Holdings, Inc.	802,800	3,352,350
*	Skylark Holdings Co. Ltd.	707,200	9,150,801
*	Smaregi, Inc.	22,100	345,439
	SMC Corp.	11,200	5,852,705
	SMK Corp.	22,999	431,879
	SMS Co. Ltd.	273,700	5,813,496
#	Snow Peak, Inc.	112,700	1,400,466
	SNT Corp.	25,100	45,405
	Soda Nikka Co. Ltd.	70,300	425,920
	Sodick Co. Ltd.	227,900	1,165,722
	Soft99 Corp.	11,800	112,527
	SoftBank Corp.	1,912,800	21,240,686
	SoftBank Group Corp.	714,563	36,344,365
	Softcreate Holdings Corp.	63,000	753,341
#	Software Service, Inc.	9,300	672,092
	Sohgo Security Services Co. Ltd.	1,142,500	6,985,189
	Sojitz Corp.	589,819	14,003,639
	Soken Chemical & Engineering Co. Ltd.	30,200	407,537
	Solasto Corp.	249,100	1,222,733
	Soliton Systems KK	44,900	392,354
#	Solxyz Co. Ltd.	19,900	59,791
	Sompo Holdings, Inc.	193,600	8,559,200
	Sony Group Corp.	1,128,800	105,730,436
	Sony Group Corp., Sponsored ADR	340,689	31,888,490
	Sotetsu Holdings, Inc.	164,400	3,181,438
#	Sotoh Co. Ltd.	11,700	62,741
	Souken Ace Co. Ltd.	309,500	78,526
#	Space Co. Ltd.	63,460	492,859
	Sparx Group Co. Ltd.	106,539	1,133,311
	SPK Corp.	30,800	398,554
	S-Pool, Inc.	221,700	855,966
#	Sprix, Inc.	3,700	21,029
	Square Enix Holdings Co. Ltd.	90,100	4,173,365
	SRA Holdings	55,200	1,252,836
*	SRE Holdings Corp.	10,400	268,549
	ST Corp.	28,400	304,275
	St. Marc Holdings Co. Ltd.	29,600	403,399
	Stanley Electric Co. Ltd.	386,500	7,142,247
	Star Mica Holdings Co. Ltd.	110,600	480,390
	Star Micronics Co. Ltd.	130,300	1,623,194
	Starts Corp., Inc.	215,800	4,474,895

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Starzen Co. Ltd.	71,198	$1,165,474
	St-Care Holding Corp.	73,900	407,541
	Stella Chemifa Corp.	55,300	1,216,375
	StemCell Institute	6,100	132,427
	Step Co. Ltd.	29,100	362,372
	STI Foods Holdings, Inc.	6,300	153,104
	Strike Co. Ltd.	33,000	696,948
#	Studio Alice Co. Ltd.	47,500	721,586
	Subaru Corp.	1,413,400	26,788,973
	Subaru Enterprise Co. Ltd.	7,000	499,223
	Sugi Holdings Co. Ltd.	118,500	5,282,807
	Sugimoto & Co. Ltd.	42,100	626,221
	SUMCO Corp.	942,860	13,739,279
	Sumida Corp.	140,400	1,447,833
	Suminoe Textile Co. Ltd.	18,900	306,457
#	Sumiseki Holdings, Inc.	211,500	511,897
	Sumitomo Bakelite Co. Ltd.	119,200	5,187,807
	Sumitomo Chemical Co. Ltd.	3,379,252	10,422,145
	Sumitomo Corp.	910,300	19,528,557
	Sumitomo Densetsu Co. Ltd.	73,400	1,635,802
	Sumitomo Electric Industries Ltd.	1,507,300	19,326,548
	Sumitomo Forestry Co. Ltd.	760,800	18,358,029
	Sumitomo Heavy Industries Ltd.	450,696	11,093,345
	Sumitomo Metal Mining Co. Ltd.	591,500	20,427,569
	Sumitomo Mitsui Construction Co. Ltd.	689,280	1,828,554
	Sumitomo Mitsui Financial Group, Inc.	940,270	44,053,197
	Sumitomo Mitsui Trust Holdings, Inc.	391,573	15,232,857
	Sumitomo Osaka Cement Co. Ltd.	169,799	4,767,272
	Sumitomo Pharma Co. Ltd.	465,900	1,931,151
	Sumitomo Realty & Development Co. Ltd.	410,600	11,003,839
	Sumitomo Riko Co. Ltd.	203,200	1,170,350
	Sumitomo Rubber Industries Ltd.	747,563	7,643,805
	Sumitomo Seika Chemicals Co. Ltd.	49,200	1,610,937
	Sumitomo Warehouse Co. Ltd.	291,900	5,016,306
	Sun Corp.	2,300	31,543
	Sun Frontier Fudousan Co. Ltd.	169,200	1,796,438
#	Suncall Corp.	71,300	271,584
	Sundrug Co. Ltd.	257,800	7,610,097
	Suntory Beverage & Food Ltd.	242,700	8,639,394
	Sun-Wa Technos Corp.	56,200	897,584
	Suruga Bank Ltd.	627,300	2,639,647
	Suzuden Corp.	11,400	176,911
	Suzuken Co. Ltd.	215,520	6,292,679
	Suzuki Co. Ltd.	58,800	382,866
	Suzuki Motor Corp.	430,400	17,287,258
	SWCC Corp.	219,200	3,017,314
	Synchro Food Co. Ltd.	24,900	126,794
	Sysmex Corp.	195,800	13,258,617
	System Information Co. Ltd.	39,900	205,862
	System Research Co. Ltd.	2,900	52,396
	System Support, Inc.	18,700	258,579
	Systems Engineering Consultants Co. Ltd.	2,100	44,072
	Systena Corp.	1,209,200	2,316,172
	Syuppin Co. Ltd.	78,300	600,427
	T Hasegawa Co. Ltd.	127,292	3,040,313
	T RAD Co. Ltd.	22,600	292,694
	T&D Holdings, Inc.	888,010	14,437,983
	T&K Toka Co. Ltd.	77,700	651,612
#	T&S, Inc.	3,500	75,504

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tachibana Eletech Co. Ltd.	79,580	$1,533,962
	Tachikawa Corp.	51,900	462,408
	Tachi-S Co. Ltd.	142,300	1,559,219
	Tadano Ltd.	510,621	4,007,091
	Taihei Dengyo Kaisha Ltd.	73,100	2,286,785
	Taiheiyo Cement Corp.	426,236	8,901,641
#	Taiheiyo Kouhatsu, Inc.	33,499	184,946
	Taiho Kogyo Co. Ltd.	95,200	560,579
	Taikisha Ltd.	92,400	2,751,212
#	Taiko Bank Ltd.	25,600	210,486
	Taisei Corp.	271,680	10,295,688
	Taisei Lamick Co. Ltd.	22,900	489,281
	Taisho Pharmaceutical Holdings Co. Ltd.	117,200	4,518,915
	Taiyo Holdings Co. Ltd.	119,800	2,241,996
	Taiyo Yuden Co. Ltd.	307,800	9,178,382
	Takamatsu Construction Group Co. Ltd.	66,700	1,266,862
#	Takamiya Co. Ltd.	126,700	471,783
#	Takano Co. Ltd.	37,300	216,217
	Takaoka Toko Co. Ltd.	61,574	920,223
	Takara & Co. Ltd.	25,600	418,939
	Takara Bio, Inc.	175,000	2,150,368
	Takara Holdings, Inc.	533,200	4,692,394
	Takara Standard Co. Ltd.	162,648	2,130,932
	Takasago International Corp.	63,300	1,272,583
	Takasago Thermal Engineering Co. Ltd.	182,300	3,291,540
	Takashima & Co. Ltd.	17,900	460,059
	Takashimaya Co. Ltd.	643,500	9,354,228
#	Takasho Co. Ltd.	24,700	115,013
#	Take & Give Needs Co. Ltd.	33,900	286,354
	TAKEBISHI Corp.	34,600	436,994
	Takeda Pharmaceutical Co. Ltd.	904,263	27,647,697
#	Takemoto Yohki Co. Ltd.	48,800	279,185
	Takeuchi Manufacturing Co. Ltd.	171,600	5,377,589
#	Takisawa Machine Tool Co. Ltd.	24,200	429,755
	Takuma Co. Ltd.	222,900	2,439,050
#	Tama Home Co. Ltd.	102,200	2,520,819
	Tamron Co. Ltd.	76,600	2,428,637
	Tamura Corp.	302,900	1,314,204
	Tanabe Consulting Group Co. Ltd.	2,000	14,562
	Tanabe Engineering Corp.	22,500	203,125
#*	Tanaka Chemical Corp.	13,900	133,957
#	Tanseisha Co. Ltd.	116,249	640,494
#	Taoka Chemical Co. Ltd.	6,500	34,578
	Tatsuta Electric Wire & Cable Co. Ltd.	218,400	1,098,069
#	Tay Two Co. Ltd.	62,100	93,488
	Tayca Corp.	73,000	767,536
	Tazmo Co. Ltd.	10,800	189,883
#*	Tbk Co. Ltd.	88,300	269,767
	TBS Holdings, Inc.	124,100	2,322,174
	TDC Soft, Inc.	48,700	666,825
	TDK Corp., Sponsored ADR	132,145	5,088,243
	TDK Corp.	1,105,800	42,361,267
	Tear Corp.	41,400	130,446
	TechMatrix Corp.	128,000	1,404,299
*	Techno Horizon Co. Ltd.	11,700	45,538
	Techno Medica Co. Ltd.	5,200	77,714
	Techno Ryowa Ltd.	23,570	178,823
	Techno Smart Corp.	32,100	366,684
#	TechnoPro Holdings, Inc.	371,200	9,610,386

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tecnos Japan, Inc.	13,500	$59,879
	Teijin Ltd.	929,350	9,940,076
	Teikoku Electric Manufacturing Co. Ltd.	56,900	1,058,966
	Teikoku Sen-I Co. Ltd.	79,900	954,014
	Teikoku Tsushin Kogyo Co. Ltd.	39,400	460,983
	Tekken Corp.	60,299	866,370
#	Temairazu, Inc.	3,300	91,585
	Tenma Corp.	77,100	1,430,872
#	Tenpo Innovation Co. Ltd.	6,200	49,500
	Terumo Corp.	187,300	6,133,901
	TESEC Corp.	6,100	141,472
	Tess Holdings Co. Ltd.	1,700	6,879
	T-Gaia Corp.	74,400	939,392
	THK Co. Ltd.	222,700	4,464,691
#	Tigers Polymer Corp.	32,500	155,436
	TIS, Inc.	466,600	11,834,743
	TKC Corp.	88,800	2,308,960
#*	TKP Corp.	30,600	612,096
	Toa Corp.	103,400	736,947
	Toa Corp.	69,600	1,588,676
	TOA ROAD Corp.	43,200	1,459,351
	Toagosei Co. Ltd.	507,750	4,815,756
	Tobishima Corp.	91,840	887,529
#	Tobu Railway Co. Ltd.	155,600	4,117,489
	TOC Co. Ltd.	161,600	696,381
	Tocalo Co. Ltd.	369,500	3,755,316
	Tochigi Bank Ltd.	686,201	1,377,600
	Toda Corp.	878,600	4,893,504
*	Toda Kogyo Corp.	11,900	182,919
#	Toei Animation Co. Ltd.	24,200	2,195,070
	Toei Co. Ltd.	13,200	1,678,254
	Toell Co. Ltd.	28,000	148,850
	Toenec Corp.	36,500	964,418
	Togami Electric Manufacturing Co. Ltd.	11,600	171,875
	Toho Bank Ltd.	1,020,500	1,773,190
	Toho Chemical Industry Co. Ltd.	23,000	85,397
	Toho Co. Ltd.	45,200	1,762,028
	Toho Co. Ltd.	42,100	798,349
	Toho Gas Co. Ltd.	156,955	2,940,782
#	Toho Holdings Co. Ltd.	264,500	5,157,134
#	Toho Titanium Co. Ltd.	188,100	2,686,642
	Toho Zinc Co. Ltd.	65,100	811,321
#	Tohoku Bank Ltd.	58,100	439,816
*	Tohoku Electric Power Co., Inc.	801,500	5,330,953
	Tohoku Steel Co. Ltd.	7,300	92,633
	Tohokushinsha Film Corp.	12,200	89,638
	Tokai Carbon Co. Ltd.	712,800	6,341,466
	Tokai Corp.	97,602	1,315,929
	TOKAI Holdings Corp.	522,900	3,331,277
	Tokai Lease Co. Ltd.	4,000	36,553
	Tokai Rika Co. Ltd.	304,800	4,822,646
	Tokai Tokyo Financial Holdings, Inc.	971,450	2,994,865
	Token Corp.	31,670	1,669,015
	Tokio Marine Holdings, Inc.	1,033,236	23,759,242
#	Tokio Marine Holdings, Inc., ADR	167,916	3,865,426
	Tokushu Tokai Paper Co. Ltd.	42,138	1,001,999
	Tokuyama Corp.	330,600	5,686,898
	Tokyo Base Co. Ltd.	50,400	121,039
	Tokyo Century Corp.	167,930	6,577,395

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Tokyo Electric Power Co. Holdings, Inc.	2,078,712	$8,254,650
	Tokyo Electron Device Ltd.	36,400	2,620,574
	Tokyo Electron Ltd.	393,800	59,104,234
	Tokyo Energy & Systems, Inc.	107,000	747,639
	Tokyo Gas Co. Ltd.	343,500	7,789,226
	Tokyo Individualized Educational Institute, Inc.	50,800	169,006
	Tokyo Keiki, Inc.	66,299	607,672
	Tokyo Kiraboshi Financial Group, Inc.	142,074	3,759,709
	Tokyo Ohka Kogyo Co. Ltd.	81,500	5,147,669
	Tokyo Printing Ink Manufacturing Co. Ltd.	3,200	62,579
#	Tokyo Rakutenchi Co. Ltd.	11,800	341,436
	Tokyo Rope Manufacturing Co. Ltd.	27,199	246,778
#	Tokyo Sangyo Co. Ltd.	86,400	530,992
	Tokyo Seimitsu Co. Ltd.	154,800	8,574,774
	Tokyo Steel Manufacturing Co. Ltd.	289,000	3,495,997
	Tokyo Tatemono Co. Ltd.	708,600	9,469,367
	Tokyo Tekko Co. Ltd.	41,800	1,019,520
#	Tokyo Theatres Co., Inc.	38,800	306,926
	Tokyotokeiba Co. Ltd.	62,300	1,687,916
	Tokyu Construction Co. Ltd.	434,580	2,351,651
	Tokyu Corp.	493,106	6,256,370
	Tokyu Fudosan Holdings Corp.	2,086,694	12,405,276
	Toli Corp.	201,200	503,962
#	Tomato Bank Ltd.	23,400	180,876
	Tomen Devices Corp.	12,600	444,177
#	Tomoe Corp.	132,700	496,921
	Tomoe Engineering Co. Ltd.	34,500	709,057
	Tomoku Co. Ltd.	52,600	821,986
	TOMONY Holdings, Inc.	861,160	2,442,801
	Tomy Co. Ltd.	485,100	6,562,764
	Tonami Holdings Co. Ltd.	26,500	957,963
	Topcon Corp.	501,500	6,102,988
	Toppan, Inc.	432,720	10,185,588
	Topre Corp.	184,600	2,127,464
	Topy Industries Ltd.	80,100	1,393,527
	Toray Industries, Inc.	2,910,700	16,298,208
#	Torex Semiconductor Ltd.	24,000	409,377
	Toridoll Holdings Corp.	198,200	4,895,584
	Torigoe Co. Ltd.	63,900	283,600
	Torii Pharmaceutical Co. Ltd.	76,300	1,937,747
	Torishima Pump Manufacturing Co. Ltd.	90,400	1,202,778
	Tosei Corp.	174,200	2,159,926
	Toshiba Corp.	182,900	5,905,149
	Toshiba TEC Corp.	137,400	3,990,950
	Tosoh Corp.	875,513	11,443,538
	Totech Corp.	29,200	1,089,551
	Totetsu Kogyo Co. Ltd.	104,200	1,995,152
	TOTO Ltd.	160,000	4,918,738
#	Tottori Bank Ltd.	37,800	326,220
	Toukei Computer Co. Ltd.	7,100	313,190
	Towa Bank Ltd.	201,000	830,512
	Towa Corp.	101,400	1,913,184
	Towa Pharmaceutical Co. Ltd.	138,700	1,754,828
	Toyo Construction Co. Ltd.	522,600	3,970,776
	Toyo Corp.	103,200	1,022,050
#	Toyo Denki Seizo KK	33,200	227,553
*	Toyo Engineering Corp.	159,815	731,339
#	Toyo Gosei Co. Ltd.	27,500	1,648,581
	Toyo Ink SC Holdings Co. Ltd.	177,000	2,728,717

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Kanetsu KK	36,600	$956,289
	Toyo Machinery & Metal Co. Ltd.	68,300	332,584
#	Toyo Securities Co. Ltd.	337,500	812,694
	Toyo Seikan Group Holdings Ltd.	434,000	7,055,070
	Toyo Suisan Kaisha Ltd.	59,400	2,456,910
	Toyo Tanso Co. Ltd.	72,600	2,910,628
	Toyo Tire Corp.	688,400	9,321,116
#	Toyo Wharf & Warehouse Co. Ltd.	27,600	271,993
	Toyobo Co. Ltd.	517,278	3,947,282
	Toyoda Gosei Co. Ltd.	274,000	5,848,335
	Toyota Boshoku Corp.	381,200	6,954,967
	Toyota Industries Corp.	97,700	7,060,499
#	Toyota Motor Corp., Sponsored ADR	189,871	31,943,897
	Toyota Motor Corp.	7,465,770	125,527,580
	Toyota Tsusho Corp.	491,246	28,740,424
	TPR Co. Ltd.	119,041	1,513,240
	Traders Holdings Co. Ltd.	57,919	263,792
	Trancom Co. Ltd.	44,000	2,180,386
#	Trans Genic, Inc.	15,000	31,001
	Transaction Co. Ltd.	49,900	621,512
	Transcosmos, Inc.	65,900	1,615,534
	TRE Holdings Corp.	145,212	1,261,426
#	Treasure Factory Co. Ltd.	38,300	377,892
	Trend Micro, Inc., Sponsored ADR	3,140	148,239
	Trend Micro, Inc.	192,500	9,094,803
	Tri Chemical Laboratories, Inc.	59,100	1,097,464
	Trinity Industrial Corp.	7,900	51,517
	Trusco Nakayama Corp.	156,022	2,403,845
	TS Tech Co. Ltd.	425,300	5,494,746
	TSI Holdings Co. Ltd.	278,490	1,413,162
#	Tsubaki Nakashima Co. Ltd.	217,900	1,261,331
	Tsubakimoto Chain Co.	134,700	3,591,364
	Tsubakimoto Kogyo Co. Ltd.	17,400	582,496
	Tsuburaya Fields Holdings, Inc.	100,100	2,147,843
	Tsugami Corp.	268,200	2,353,915
#	Tsukada Global Holdings, Inc.	65,900	236,589
	Tsukishima Holdings Co. Ltd.	121,400	1,095,296
#	Tsukuba Bank Ltd.	548,500	853,166
	Tsumura & Co.	140,300	2,610,942
	Tsuruha Holdings, Inc.	143,100	10,989,538
	Tsurumi Manufacturing Co. Ltd.	76,800	1,398,355
#	Tsutsumi Jewelry Co. Ltd.	30,700	514,935
	Tsuzuki Denki Co. Ltd.	21,500	321,885
	TV Asahi Holdings Corp.	123,200	1,554,575
	Tv Tokyo Holdings Corp.	31,600	770,782
#	TYK Corp.	81,200	198,899
	UACJ Corp.	185,214	3,709,092
	UBE Corp.	610,665	11,145,954
	Ubicom Holdings, Inc.	18,200	183,074
#	Uchida Yoko Co. Ltd.	40,200	1,561,414
	ULS Group, Inc.	9,400	250,739
	Ultrafabrics Holdings Co. Ltd.	16,000	263,703
	Ulvac, Inc.	135,900	5,835,681
	Unicharm Corp.	203,800	7,540,325
	Union Tool Co.	22,900	530,385
	Unipres Corp.	189,941	1,516,468
	United Arrows Ltd.	34,000	573,844
#	United Super Markets Holdings, Inc.	273,200	2,150,243
	UNITED, Inc.	71,400	431,533

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Unitika Ltd.	278,556	$458,876
*	Universal Entertainment Corp.	109,300	1,977,181
	Urbanet Corp. Co. Ltd.	131,500	309,733
	Usen-Next Holdings Co. Ltd.	62,100	1,436,389
#	User Local, Inc.	7,700	119,675
	Ushio, Inc.	443,900	6,149,863
	USS Co. Ltd.	402,300	6,975,915
*	UT Group Co. Ltd.	112,000	2,263,830
#*	UUUM Co. Ltd.	31,700	149,944
	V Technology Co. Ltd.	46,600	811,705
	Valor Holdings Co. Ltd.	187,613	2,817,704
	Valqua Ltd.	78,700	2,152,531
*	Valtes Co. Ltd.	8,500	224,011
#	Value HR Co. Ltd.	66,800	614,579
	ValueCommerce Co. Ltd.	74,800	715,562
	Valuence Holdings, Inc.	3,400	67,040
#	V-Cube, Inc.	82,500	266,076
	Vector, Inc.	115,700	1,067,374
	Vertex Corp.	106,680	1,167,377
*	Village Vanguard Co. Ltd.	21,700	164,746
#	VINX Corp.	28,900	263,248
*	Vision, Inc.	101,100	1,253,020
*	Visional, Inc.	66,800	3,675,279
	Vital KSK Holdings, Inc.	232,785	1,625,190
	VT Holdings Co. Ltd.	510,600	1,915,430
	Wacoal Holdings Corp.	217,800	4,739,119
	Wacom Co. Ltd.	370,800	1,579,731
	Wakachiku Construction Co. Ltd.	44,500	975,386
	Wakita & Co. Ltd.	204,800	1,850,320
	Warabeya Nichiyo Holdings Co. Ltd.	87,200	1,679,761
	Waseda Academy Co. Ltd.	15,600	154,060
	Watahan & Co. Ltd.	91,300	871,123
#	Watts Co. Ltd.	35,100	157,712
	Wavelock Holdings Co. Ltd.	19,300	82,640
	WDB Holdings Co. Ltd.	35,600	526,645
	Weathernews, Inc.	13,500	604,565
	Welcia Holdings Co. Ltd.	261,888	4,929,716
	Wellneo Sugar Co. Ltd.	58,800	861,079
#	Wellnet Corp.	35,100	141,719
#	West Holdings Corp.	151,806	2,971,540
	West Japan Railway Co.	192,000	7,888,194
#	Will Group, Inc.	77,800	616,987
*	WingArc1st, Inc.	29,900	575,666
	WIN-Partners Co. Ltd.	22,700	173,814
#	Wood One Co. Ltd.	35,474	306,623
#	Workman Co. Ltd.	46,300	1,690,023
	World Co. Ltd.	86,100	1,065,265
	World Holdings Co. Ltd.	49,300	925,850
	Wowow, Inc.	12,600	102,856
*	W-Scope Corp.	86,200	933,554
	Xebio Holdings Co. Ltd.	129,500	1,036,121
	Yachiyo Industry Co. Ltd.	34,000	330,763
	Yahagi Construction Co. Ltd.	135,200	1,274,727
#	Yaizu Suisankagaku Industry Co. Ltd.	14,700	86,427
	Yakult Honsha Co. Ltd.	51,600	2,863,069
	YAKUODO Holdings Co. Ltd.	42,500	756,335
	YAMABIKO Corp.	180,440	1,971,893
	YAMADA Consulting Group Co. Ltd.	29,800	336,976
	Yamada Holdings Co. Ltd.	2,679,729	8,095,826

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamae Group Holdings Co. Ltd.	12,700	$296,425
	Yamagata Bank Ltd.	128,399	1,026,981
	Yamaguchi Financial Group, Inc.	808,900	6,290,317
	Yamaha Corp.	67,700	2,623,253
	Yamaha Motor Co. Ltd.	1,057,500	31,015,311
	Yamaichi Electronics Co. Ltd.	130,600	2,097,437
#	YA-MAN Ltd.	135,700	972,265
	Yamanashi Chuo Bank Ltd.	130,300	1,299,412
#	Yamashina Corp.	175,300	113,436
	Yamashin-Filter Corp.	51,500	111,024
	Yamatane Corp.	50,500	659,938
#	Yamato Corp.	82,500	531,904
	Yamato Holdings Co. Ltd.	279,000	5,225,103
	Yamato Kogyo Co. Ltd.	183,900	8,793,960
	Yamaura Corp.	24,100	198,954
#	Yamaya Corp.	15,510	296,837
	Yamazaki Baking Co. Ltd.	405,800	5,840,015
	Yamazen Corp.	230,700	1,962,937
#	Yaoko Co. Ltd.	96,100	5,069,287
	Yashima Denki Co. Ltd.	41,300	394,322
	Yaskawa Electric Corp.	258,500	11,237,066
	Yasuda Logistics Corp.	75,700	537,400
#	Yasunaga Corp.	57,400	373,994
	YE DIGITAL Corp.	15,500	66,952
	Yellow Hat Ltd.	150,200	1,973,486
	Yodogawa Steel Works Ltd.	107,200	2,570,850
	Yokogawa Bridge Holdings Corp.	140,100	2,520,450
	Yokogawa Electric Corp.	184,800	3,470,340
	Yokohama Rubber Co. Ltd.	625,500	14,025,870
	Yokorei Co. Ltd.	257,500	2,210,184
	Yokowo Co. Ltd.	77,900	1,007,010
	Yomeishu Seizo Co. Ltd.	21,100	278,279
	Yondenko Corp.	20,860	343,061
	Yondoshi Holdings, Inc.	69,000	941,070
	Yonex Co. Ltd.	91,200	891,401
	Yorozu Corp.	82,609	545,090
#*	Yoshimura Food Holdings KK	21,300	169,762
	Yoshinoya Holdings Co. Ltd.	127,200	2,516,172
	Yotai Refractories Co. Ltd.	70,500	773,548
	Yuasa Funashoku Co. Ltd.	2,900	61,533
	Yuasa Trading Co. Ltd.	74,100	2,373,508
#	Yuken Kogyo Co. Ltd.	13,300	196,710
#	Yukiguni Maitake Co. Ltd.	65,800	427,963
	Yurtec Corp.	212,300	1,319,985
	Yushin Precision Equipment Co. Ltd.	48,100	248,806
	Yushiro Chemical Industry Co. Ltd.	42,100	356,769
	Yutaka Foods Corp.	4,000	51,853
	Yutaka Giken Co. Ltd.	1,000	14,118
	Z Holdings Corp.	2,067,300	5,763,649
	Zaoh Co. Ltd.	18,400	324,069
	Zenitaka Corp.	11,800	268,136
	Zenkoku Hosho Co. Ltd.	178,500	6,266,143
	Zenrin Co. Ltd.	137,650	864,221
	Zensho Holdings Co. Ltd.	212,897	11,344,488
	Zeon Corp.	625,500	6,746,181
	ZERIA Pharmaceutical Co. Ltd.	58,400	956,514
	ZIGExN Co. Ltd.	212,800	1,176,268
	ZOZO, Inc.	283,500	5,534,492

International Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Zuiko Corp.	52,500	$469,275
TOTAL JAPAN			6,896,727,943
NETHERLANDS — (3.2%)
	Aalberts NV	544,215	24,557,430
Ω	ABN AMRO Bank NV, CVA	897,255	15,256,211
	Acomo NV	97,369	2,207,267
*Ω	Adyen NV	6,018	11,169,496
	Aegon NV	4,795,497	26,031,304
	Aegon NV, Class NY	560,048	3,018,659
	Akzo Nobel NV	389,235	33,298,265
#*Ω	Alfen NV	37,723	2,617,719
	Allfunds Group PLC	89,080	580,796
	AMG Critical Materials NV	116,143	4,748,505
	APERAM SA	259,453	8,188,090
	Arcadis NV	382,062	16,750,341
#	ArcelorMittal SA	1,122,851	32,405,486
	ASM International NV	45,542	21,636,108
	ASML Holding NV	126,227	90,412,457
	ASML Holding NV	180,734	129,479,645
	ASR Nederland NV	625,698	28,362,521
*	Avantium NV	31,500	121,624
Ω	B&S Group Sarl	102,397	450,394
#*Ω	Basic-Fit NV	136,982	4,623,727
	BE Semiconductor Industries NV	264,432	31,572,810
	Beter Bed Holding NV	55,202	349,431
	Brunel International NV	88,054	1,225,779
	Coca-Cola Europacific Partners PLC	267,919	16,897,292
	Corbion NV	337,265	7,925,801
Ω	CTP NV	78,136	1,070,621
	Flow Traders Ltd.	173,585	3,776,357
#	ForFarmers NV	198,606	623,363
*	Fugro NV	362,349	6,461,135
	Heijmans NV, CVA	137,078	1,895,971
	Heineken NV	200,759	19,650,585
	IMCD NV	145,557	22,056,166
#	ING Groep NV, Sponsored ADR	441,335	6,430,250
	ING Groep NV	2,494,540	36,411,959
*	InPost SA	436,809	5,219,785
	JDE Peet's NV	131,476	3,967,883
	Kendrion NV	95,795	1,788,322
	Koninklijke Ahold Delhaize NV	2,234,865	77,032,708
	Koninklijke BAM Groep NV	1,424,165	3,313,821
	Koninklijke KPN NV	11,597,513	41,962,767
*	Koninklijke Philips NV	37,444	777,848
#*	Koninklijke Philips NV	1,030,848	21,348,862
	Koninklijke Vopak NV	342,700	12,920,409
*Ω	Lucas Bols NV	22,576	261,844
#	Majorel Group Luxembourg SA	16,497	527,017
	Nedap NV	23,823	1,593,223
	NN Group NV	581,766	22,301,956
*	NX Filtration NV	2,617	27,911
	OCI NV	346,084	9,863,315
	Ordina NV	506,759	3,175,993
*	Pharming Group NV	2,560,808	3,232,235
#	PostNL NV	1,078,601	2,190,284
	Prosus NV	386,968	30,612,018
	Randstad NV	441,004	25,836,431
	SBM Offshore NV	797,147	11,580,929

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	SIF Holding NV	9,744	$138,178
#Ω	Signify NV	679,360	21,360,076
	Sligro Food Group NV	117,168	2,262,074
#*††	SRH NV	262,485	0
	TKH Group NV	226,110	11,797,604
*	TomTom NV	250,832	2,191,292
	Universal Music Group NV	586,166	15,035,103
	Van Lanschot Kempen NV	105,539	3,458,208
	Wolters Kluwer NV	511,013	64,170,969
TOTAL NETHERLANDS			1,012,212,630
NEW ZEALAND — (0.3%)
*	a2 Milk Co. Ltd.	748,460	2,567,934
*	Air New Zealand Ltd.	9,078,961	4,457,730
	Arvida Group Ltd.	523,247	406,673
*	Auckland International Airport Ltd.	817,717	4,268,688
#	Channel Infrastructure NZ Ltd.	963,762	981,820
	Chorus Ltd.	2,065,242	11,033,533
	Chorus Ltd., ADR	10,486	276,253
#	Comvita Ltd.	26,297	52,040
	Contact Energy Ltd.	630,121	3,253,654
	EBOS Group Ltd.	149,942	3,593,248
#*	Eroad Ltd.	30,986	27,348
#	Fisher & Paykel Healthcare Corp. Ltd.	413,728	6,316,405
#	Fletcher Building Ltd.	1,972,864	6,840,892
#	Fonterra Co-operative Group Ltd.	174,954	383,583
	Freightways Group Ltd.	501,337	2,666,839
	Genesis Energy Ltd.	1,296,625	2,183,811
#*	Gentrack Group Ltd.	111,983	311,843
#	Hallenstein Glasson Holdings Ltd.	108,210	430,220
	Heartland Group Holdings Ltd.	2,139,795	2,392,835
	Infratil Ltd.	614,993	3,803,891
#	Investore Property Ltd.	450,196	416,940
	KMD Brands Ltd.	2,355,551	1,331,929
#	Mainfreight Ltd.	148,373	6,257,607
#	Manawa Energy Ltd.	141,110	421,010
	Mercury NZ Ltd.	420,799	1,723,212
	Meridian Energy Ltd.	607,011	2,130,534
	Napier Port Holdings Ltd.	15,243	22,732
	NZME Ltd.	1,016,313	624,507
	NZX Ltd.	941,864	719,522
	Oceania Healthcare Ltd.	1,389,416	655,742
	PGG Wrightson Ltd.	15,190	39,567
#	Port of Tauranga Ltd.	442,610	1,705,333
*	Rakon Ltd.	215,243	97,646
	Restaurant Brands New Zealand Ltd.	111,871	451,180
	Ryman Healthcare Ltd.	565,222	2,394,018
	Sanford Ltd.	94,021	243,219
	Scales Corp. Ltd.	341,939	703,322
*	Serko Ltd.	22,050	54,840
	Skellerup Holdings Ltd.	661,963	1,834,800
	SKY Network Television Ltd.	979,866	1,521,061
	SKYCITY Entertainment Group Ltd.	3,062,616	4,299,822
	Spark New Zealand Ltd.	2,357,821	7,591,113
#	Steel & Tube Holdings Ltd.	731,601	586,133
	Summerset Group Holdings Ltd.	1,121,415	7,175,609
*	Synlait Milk Ltd.	220,888	222,969
#*	Tourism Holdings Ltd.	715,027	1,572,996
	TOWER Ltd.	1,285,144	503,112

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Turners Automotive Group Ltd.	9,773	$21,482
	Vector Ltd.	322,168	810,480
#*	Vista Group International Ltd.	432,656	494,799
	Warehouse Group Ltd.	451,457	504,933
TOTAL NEW ZEALAND			103,381,409
NORWAY — (0.8%)
#	2020 Bulkers Ltd.	59,892	617,066
	ABG Sundal Collier Holding ASA	1,881,741	1,043,675
*	Adevinta ASA	156,488	1,157,549
	AF Gruppen ASA	90,081	1,208,607
*	Agilyx ASA	24,614	72,965
*	Akastor ASA	669,081	720,800
	Aker ASA, Class A	17,084	1,086,323
	Aker BP ASA	411,564	11,528,953
*	Aker Carbon Capture ASA	404,637	613,749
	Aker Solutions ASA	654,939	2,911,339
	AMSC ASA	224,445	890,455
	Archer Ltd.	575,708	53,061
*	ArcticZymes Technologies ASA	51,533	190,532
	Arendals Fossekompani ASA	1,762	29,326
	Atea ASA	331,175	4,497,613
#*	Atlantic Sapphire ASA	4,195	2,551
	Austevoll Seafood ASA	352,691	2,648,121
#*Ω	AutoStore Holdings Ltd.	86,067	214,641
Ω	Avance Gas Holding Ltd.	46,424	396,620
#	Awilco LNG AS	51,160	45,090
*	Axactor ASA	759,920	417,534
	B2Holding ASA	980,338	675,709
	Bakkafrost P/F	43,776	2,547,497
	Belships ASA	432,842	774,269
*	BLUENORD ASA	20,619	906,662
	Bonheur ASA	101,781	2,558,078
#*	Borr Drilling Ltd.	179,463	1,575,685
	Borregaard ASA	387,124	6,317,993
	Bouvet ASA	161,004	990,476
*	BW Energy Ltd.	480,504	1,427,828
Ω	BW LPG Ltd.	585,595	6,267,137
	BW Offshore Ltd.	533,005	1,459,778
#*	Cadeler AS	162,186	673,145
#*	Carasent ASA	2,705	4,346
*	Cloudberry Clean Energy ASA	189,568	220,906
*Ω	Crayon Group Holding ASA	128,431	1,367,483
	DNB Bank ASA	848,826	17,492,166
	DNO ASA	2,693,036	2,921,261
Ω	Elkem ASA	833,792	1,977,911
*	Elliptic Laboratories ASA	43,170	75,496
Ω	Elmera Group ASA	252,415	506,455
	Elopak ASA	91,390	199,682
Ω	Entra ASA	46,887	457,333
	Equinor ASA	1,302,503	39,841,578
Ω	Europris ASA	658,182	3,992,911
	FLEX LNG Ltd.	111,577	3,538,563
	Froey ASA	16,297	121,408
	Frontline PLC	307,629	5,125,594
*	Gaming Innovation Group, Inc.	112,692	303,858
	Gjensidige Forsikring ASA	63,957	1,009,653
	Golar LNG Ltd.	19,800	477,576
#	Golden Ocean Group Ltd.	669,335	5,244,738

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Gram Car Carriers ASA	15,592	$245,828
	Grieg Seafood ASA	255,450	1,840,707
	Hafnia Ltd.	553,543	3,008,602
*	Hexagon Composites ASA	254,323	758,785
#*	Hexagon Purus ASA	170,709	347,537
	Hoegh Autoliners ASA	75,786	438,028
	Hydrogenpro ASA	9,098	19,690
*	IDEX Biometrics ASA	326,663	22,085
	Itera ASA	52,344	77,910
*	Kahoot! ASA	367,332	1,263,587
Ω	Kid ASA	80,791	648,240
	Kitron ASA	526,499	1,945,870
Ω	Klaveness Combination Carriers ASA	35,122	247,804
*	Kongsberg Automotive ASA	4,347,422	1,085,077
	Kongsberg Gruppen ASA	27,027	1,172,732
	Leroy Seafood Group ASA	448,457	1,865,776
*	LINK Mobility Group Holding ASA	591,757	826,360
	Medistim ASA	5,095	130,565
*	Morrow Bank ASA	109,423	48,623
	Mowi ASA	305,114	5,363,869
	MPC Container Ships ASA	1,262,536	2,355,403
Ω	Multiconsult ASA	27,397	416,026
*	Nekkar ASA	137,243	84,832
#*	NEL ASA	1,897,216	2,573,145
*	Nordic Semiconductor ASA	112,314	1,654,031
	Norsk Hydro ASA	1,168,220	7,651,162
*Ω	Norske Skog ASA	196,602	881,444
*	Northern Ocean Ltd.	18,343	25,101
*	Norwegian Air Shuttle ASA	150,444	150,169
*	NRC Group ASA	16,222	17,430
#*	Nykode Therapeutics ASA	120,207	345,327
*	Odfjell Drilling Ltd.	499,918	1,421,446
	Odfjell SE, Class A	49,317	449,829
	Odfjell Technology Ltd.	71,424	363,745
*	OKEA ASA	197,954	746,864
Ω	Okeanis Eco Tankers Corp.	54,969	1,334,679
	Olav Thon Eiendomsselskap ASA	23,024	385,300
	Orkla ASA	173,361	1,367,961
	Panoro Energy ASA	266,465	811,855
	Pareto Bank ASA	49,448	262,239
#*	Pexip Holding ASA	184,936	336,908
*	PGS ASA	3,406,792	2,395,655
*	PhotoCure ASA	20,486	100,306
#*Ω	poLight ASA	42,259	53,089
	Protector Forsikring ASA	159,840	2,610,828
	Rana Gruber ASA, Class A	92,433	528,998
*	REC Silicon ASA	381,462	650,223
	Salmar ASA	35,906	1,658,824
*	Salmon Evolution ASA	229,946	152,756
*	SATS ASA	65,131	66,307
Ω	Scatec ASA	236,556	1,977,138
	Schibsted ASA, Class A	123,744	2,651,003
	Schibsted ASA, Class B	121,066	2,374,032
*	SD Standard ETC PLC	132,941	24,672
*	Self Storage Group ASA	2,994	6,994
	Selvaag Bolig ASA	206,925	657,069
*Ω	Shelf Drilling Ltd.	568,406	1,396,211
*	Siem Offshore, Inc.	51,334	105,684
*	SmartCraft ASA	5,661	11,624

International Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	Solstad Offshore ASA	40,084	$95,107
	SpareBank 1 Helgeland	808	10,201
	Sparebank 1 Oestlandet	11,051	138,874
	SpareBank 1 Sorost-Norge	3,509	17,300
	SpareBank 1 SR-Bank ASA	444,294	5,734,284
	Sparebanken More	9,695	73,231
	Stolt-Nielsen Ltd.	126,582	3,129,806
	Storebrand ASA	825,502	7,215,726
#	Subsea 7 SA	575,074	7,728,506
	Telenor ASA	520,418	5,571,044
#	TGS ASA	502,453	6,706,394
	TOMRA Systems ASA	210,463	3,243,391
#*	Ultimovacs ASA	18,362	139,669
#	Var Energi ASA	593,287	1,815,550
	Veidekke ASA	433,634	4,889,174
*	Volue ASA	5,911	12,495
*	Vow ASA	17,972	30,537
	Wallenius Wilhelmsen ASA	287,819	1,998,518
	Wilh Wilhelmsen Holding ASA, Class A	50,356	1,374,501
#Ω	XXL ASA	958,209	145,550
#	Yara International ASA	248,410	10,145,555
*	Zaptec ASA	84,208	245,552
TOTAL NORWAY			264,274,694
PORTUGAL — (0.3%)
#	Altri SGPS SA	497,014	2,337,040
*	Banco Comercial Portugues SA, Class R	44,189,673	12,068,416
	Corticeira Amorim SGPS SA	21,633	245,188
	CTT-Correios de Portugal SA	231,946	915,556
	EDP - Energias de Portugal SA	2,113,913	9,875,861
#	EDP - Energias de Portugal SA, Sponsored ADR	7,202	336,622
	EDP Renovaveis SA	238,190	4,549,643
	Galp Energia SGPS SA	1,940,412	25,787,324
#*	Greenvolt-Energias Renovaveis SA	168,579	1,177,783
	Ibersol SGPS SA	16,407	124,861
	Jeronimo Martins SGPS SA	423,284	11,524,237
	Mota-Engil SGPS SA	523,052	1,439,624
	Navigator Co. SA	1,135,409	3,979,789
	NOS SGPS SA	1,391,438	5,283,401
	REN - Redes Energeticas Nacionais SGPS SA	1,172,575	3,201,874
	Sonae SGPS SA	6,028,034	6,554,045
TOTAL PORTUGAL			89,401,264
SINGAPORE — (1.1%)
*††	Abterra Ltd.	189,000	0
	AEM Holdings Ltd.	1,169,500	3,317,548
	Amara Holdings Ltd.	248,000	86,615
*	Avarga Ltd.	1,648,100	247,095
	Aztech Global Ltd.	401,800	222,097
*	Banyan Tree Holdings Ltd.	733,700	231,711
*††	Best World International Ltd.	231,857	282,823
	Bonvests Holdings Ltd.	51,600	38,723
	Boustead Singapore Ltd.	1,410,467	944,551
	BRC Asia Ltd.	9,300	11,683
	Bukit Sembawang Estates Ltd.	678,300	2,092,371
	Bund Center Investment Ltd.	316,000	111,822
	Capitaland India Trust	2,366,121	2,028,524
	Capitaland Investment Ltd.	2,003,000	5,126,638

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#	Centurion Corp. Ltd.	1,022,700	$342,377
	China Aviation Oil Singapore Corp. Ltd.	1,190,400	828,777
	China Sunsine Chemical Holdings Ltd.	3,162,900	976,243
	City Developments Ltd.	1,646,100	9,159,373
#	Civmec Ltd.	303,700	187,237
	ComfortDelGro Corp. Ltd.	5,435,969	5,155,698
*	COSCO Shipping International Singapore Co. Ltd.	3,564,400	410,374
*	Creative Technology Ltd.	27,000	24,763
#	CSE Global Ltd.	1,949,160	703,329
	DBS Group Holdings Ltd.	1,548,134	39,937,272
	Del Monte Pacific Ltd.	2,501,782	319,513
	Delfi Ltd.	486,000	442,359
	DFI Retail Group Holdings Ltd.	765,300	2,060,135
*††	DMX Technologies Group Ltd.	256,000	0
	Dyna-Mac Holdings Ltd.	1,341,000	418,937
#*††	Ezion Holdings Ltd.	4,315,348	0
#*††	Ezra Holdings Ltd.	3,719,565	0
	Far East Orchard Ltd.	955,273	746,639
	First Resources Ltd.	2,558,500	2,906,891
	Food Empire Holdings Ltd.	1,029,400	836,717
	Frasers Property Ltd.	1,107,100	703,869
#	Frencken Group Ltd.	1,919,400	1,248,917
	Fu Yu Corp. Ltd.	2,514,200	318,316
*	Gallant Venture Ltd.	2,485,000	243,735
	Genting Singapore Ltd.	3,350,300	2,369,752
#	Geo Energy Resources Ltd.	3,320,700	550,106
	Golden Agri-Resources Ltd.	30,826,169	5,804,847
*	Golden Energy & Resources Ltd.	2,206,400	298,725
	GP Industries Ltd.	174,000	80,967
	Grand Venture Technology Ltd.	25,000	11,759
	Great Eastern Holdings Ltd.	79,700	1,111,681
	GSH Corp. Ltd.	52,560	6,680
#	GuocoLand Ltd.	1,179,321	1,374,886
	Haw Par Corp. Ltd.	322,600	2,332,475
	Hiap Hoe Ltd.	128,000	67,398
	Ho Bee Land Ltd.	1,013,100	1,501,830
#	Hong Fok Corp. Ltd.	1,989,088	1,481,431
	Hong Leong Asia Ltd.	2,852,000	1,383,669
#	Hong Leong Finance Ltd.	103,100	197,707
	Hongkong Land Holdings Ltd.	1,407,400	5,015,574
	Hotel Grand Central Ltd.	183,373	122,723
	Hour Glass Ltd.	694,500	1,085,989
	Hutchison Port Holdings Trust	22,704,100	4,202,710
#*††	Hyflux Ltd.	2,064,700	0
	iFAST Corp. Ltd.	468,600	1,994,703
#	Indofood Agri Resources Ltd.	10,819,700	2,403,995
	InnoTek Ltd.	433,700	140,001
#	ISDN Holdings Ltd.	458,100	151,887
#	Japfa Ltd.	3,085,080	534,081
	Jardine Cycle & Carriage Ltd.	289,097	7,461,544
*††	Jurong Technologies Industrial Corp. Ltd.	213,200	0
	Keppel Corp. Ltd.	2,018,500	11,209,203
	Keppel Infrastructure Trust	8,444,257	3,235,603
	KSH Holdings Ltd.	555,650	140,021
	Low Keng Huat Singapore Ltd.	293,000	87,156
*	Mandarin Oriental International Ltd.	201,600	338,486
#*	Marco Polo Marine Ltd.	7,705,400	306,402
	Metro Holdings Ltd.	1,879,500	840,673
	Mewah International, Inc.	47,900	10,507

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#*††	Midas Holdings Ltd.	4,664,147	$0
*	mm2 Asia Ltd.	2,636,000	79,372
	Nanofilm Technologies International Ltd.	813,900	698,117
	Netlink NBN Trust	3,521,300	2,277,730
	NSL Ltd.	75,000	45,979
*	Oceanus Group Ltd.	1,015,400	8,449
	Olam Group Ltd.	2,178,675	2,149,554
	OUE Ltd.	1,701,700	1,370,085
	Oversea-Chinese Banking Corp. Ltd.	2,364,368	23,662,006
#	Oxley Holdings Ltd.	5,872,996	547,241
	Pan-United Corp. Ltd.	335,000	99,676
	Propnex Ltd.	524,500	402,385
	PSC Corp. Ltd.	215,900	53,663
#	Q&M Dental Group Singapore Ltd.	1,415,140	329,511
	QAF Ltd.	1,193,765	718,308
#*	Raffles Education Ltd.	13,571,227	663,054
	Raffles Medical Group Ltd.	2,864,263	3,018,116
	Riverstone Holdings Ltd.	628,400	295,770
#	Samudera Shipping Line Ltd.	815,900	513,020
*	SATS Ltd.	478,121	1,006,866
	SBS Transit Ltd.	77,700	151,984
*	Seatrium Ltd.	96,954,240	10,275,728
	Sembcorp Industries Ltd.	4,295,200	17,607,652
	Sheng Siong Group Ltd.	2,695,300	3,324,674
	SHS Holdings Ltd.	948,600	96,488
*	SIA Engineering Co. Ltd.	304,000	560,444
	Silverlake Axis Ltd.	254,000	55,420
#	Sinarmas Land Ltd.	4,896,900	718,171
	Sing Holdings Ltd.	392,300	103,235
	Singapore Airlines Ltd.	3,429,900	19,430,461
	Singapore Exchange Ltd.	1,696,800	12,403,254
	Singapore Land Group Ltd.	560,723	887,172
	Singapore Post Ltd.	5,514,416	2,073,889
	Singapore Shipping Corp. Ltd.	143,035	27,399
	Singapore Technologies Engineering Ltd.	2,257,000	6,336,536
	Singapore Telecommunications Ltd.	1,929,650	3,871,003
	Stamford Land Corp. Ltd.	2,635,576	802,801
	StarHub Ltd.	2,431,810	1,901,665
	Straits Trading Co. Ltd.	599,800	951,836
#*††	Swiber Holdings Ltd.	1,301,500	0
*††	Swiber Holdings Ltd.	1,301,500	0
	Thomson Medical Group Ltd.	5,258,800	237,438
	Tiong Woon Corp. Holding Ltd.	160,750	59,793
#	Tuan Sing Holdings Ltd.	3,631,252	874,979
	UMS Holdings Ltd.	2,852,908	2,361,008
	United Overseas Bank Ltd.	1,111,789	25,219,246
	United Overseas Insurance Ltd.	1,900	8,863
	UOB-Kay Hian Holdings Ltd.	1,304,484	1,344,254
	UOL Group Ltd.	1,230,488	6,510,727
	Valuetronics Holdings Ltd.	2,771,960	1,146,955
	Venture Corp. Ltd.	744,700	8,395,685
	Vicom Ltd.	9,600	12,278
	Wee Hur Holdings Ltd.	917,300	129,377
	Wilmar International Ltd.	5,346,600	15,535,790
	Wing Tai Holdings Ltd.	2,370,524	2,548,980
	Yangzijiang Shipbuilding Holdings Ltd.	8,984,100	10,407,746
	Yeo Hiap Seng Ltd.	64,554	31,533
TOTAL SINGAPORE			334,912,209

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (2.3%)
	Acciona SA	129,693	$19,440,817
	Acerinox SA	860,886	9,062,901
#	ACS Actividades de Construccion y Servicios SA	691,050	24,172,057
*††	Adveo Group International SA	60,568	0
Ω	Aedas Homes SA	32,867	588,043
Ω	Aena SME SA	88,580	14,145,530
	Alantra Partners SA	1,298	14,429
	Almirall SA	256,863	2,464,014
*	Amadeus IT Group SA	438,932	31,487,266
#*	Amper SA	2,859,815	332,589
	Applus Services SA	630,844	6,767,397
#	Atresmedia Corp. de Medios de Comunicacion SA	439,512	1,821,878
	Azkoyen SA	55,415	372,964
	Banco Bilbao Vizcaya Argentaria SA	6,387,279	50,627,967
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	1,616,262	12,833,120
	Banco de Sabadell SA	28,992,951	35,730,125
	Banco Santander SA	16,149,187	65,441,048
	Banco Santander SA, Sponsored ADR	332,761	1,341,027
	Bankinter SA	1,788,438	11,571,271
	CaixaBank SA	3,551,338	14,365,874
Ω	Cellnex Telecom SA	195,404	7,980,119
	Cia de Distribucion Integral Logista Holdings SA	350,681	9,757,722
	CIE Automotive SA	309,602	9,703,105
	Construcciones y Auxiliar de Ferrocarriles SA	86,096	2,935,940
#*	Deoleo SA	34,183	9,762
*	Distribuidora Internacional de Alimentacion SA	35,346,869	593,724
#*	Duro Felguera SA	57,344	41,938
#	Ebro Foods SA	225,957	4,165,323
*	eDreams ODIGEO SA	145,393	1,067,278
	Elecnor SA	76,101	1,167,169
#	Enagas SA	855,895	15,189,161
#	Ence Energia y Celulosa SA	751,723	2,289,312
	Endesa SA	653,353	14,003,215
#	Ercros SA	632,333	2,220,091
	Faes Farma SA	1,478,991	5,124,858
#	Ferrovial SE	311,436	10,320,659
	Fluidra SA	272,387	6,023,893
	Fomento de Construcciones y Contratas SA	75,862	1,006,679
Ω	Gestamp Automocion SA	817,241	3,967,703
Ω	Global Dominion Access SA	489,016	2,058,489
*	Grifols SA	623,136	9,154,059
	Grupo Catalana Occidente SA	139,847	4,675,243
	Grupo Empresarial San Jose SA	85,660	367,342
	Iberdrola SA	2,735,646	34,145,048
	Iberpapel Gestion SA	6,948	122,302
	Indra Sistemas SA	752,345	10,941,824
	Industria de Diseno Textil SA	735,534	28,154,637
	Laboratorios Farmaceuticos Rovi SA	104,540	5,019,256
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	1,742,693	1,689,953
	Mapfre SA	3,959,364	8,229,372
*	Melia Hotels International SA	438,808	3,221,440
	Miquel y Costas & Miquel SA	164,260	2,067,866
#	Naturgy Energy Group SA	177,064	5,398,808
Ω	Neinor Homes SA	71,613	708,995
#*	Obrascon Huarte Lain SA	1,464,877	791,061
#*	Oryzon Genomics SA	32,486	74,150
#	Pharma Mar SA	26,317	989,465
	Prim SA	5,935	72,046
*	Promotora de Informaciones SA, Class A	739,421	317,175

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
Ω	Prosegur Cash SA	589,980	$412,814
	Prosegur Compania de Seguridad SA	1,018,617	1,873,372
*	Realia Business SA	722,094	804,730
	Redeia Corp. SA	735,326	12,298,813
	Repsol SA, Sponsored ADR	103,226	1,574,203
	Repsol SA	4,909,248	74,951,553
	Sacyr SA	2,652,729	9,068,910
*	Solaria Energia y Medio Ambiente SA	261,523	4,090,547
*	Soltec Power Holdings SA	37,922	174,315
#*Ω	Talgo SA	237,124	980,048
	Talgo SA	6,774	27,930
*	Tecnicas Reunidas SA	46,624	449,276
	Telefonica SA, Sponsored ADR	71,009	299,658
	Telefonica SA	15,385,994	65,556,074
	Tubacex SA	370,859	1,188,946
#*	Tubos Reunidos SA	28,836	22,934
Ω	Unicaja Banco SA	3,920,205	4,575,547
	Vidrala SA	69,656	7,091,784
	Viscofan SA	228,149	14,811,659
	Vocento SA	126,195	96,479
TOTAL SPAIN			718,696,091
SWEDEN — (2.5%)
	AAK AB	158,223	3,041,248
Ω	AcadeMedia AB	230,697	1,112,383
	AddLife AB, Class B	274,919	2,238,880
	Addnode Group AB	291,595	2,229,309
	AddTech AB, Class B	494,522	9,212,851
	AFRY AB	308,906	4,286,891
	Alfa Laval AB	135,132	5,058,467
Ω	Alimak Group AB	216,691	1,575,821
	Alleima AB	320,888	1,393,904
	Alligo AB, Class B	111,871	1,210,205
Ω	Ambea AB	182,074	590,055
*	Annehem Fastigheter AB, Class B	225,311	400,092
#	AQ Group AB	17,962	764,398
	Arise AB	75,360	301,997
	Arjo AB, Class B	733,289	3,137,378
	Assa Abloy AB, Class B	315,904	7,595,243
	Atlas Copco AB, Class A	2,232,464	31,714,127
	Atlas Copco AB, Class B	1,297,292	16,020,151
	Atrium Ljungberg AB, Class B	118,150	2,317,278
*Ω	Attendo AB	265,565	807,191
#	Avanza Bank Holding AB	362,491	8,208,739
	Axfood AB	246,850	6,293,082
	Balco Group AB	10,680	43,815
	Beijer Alma AB	161,287	2,950,626
	Beijer Ref AB	232,254	3,158,310
	Bergman & Beving AB	123,265	1,826,747
	Betsson AB, Class B	721,222	8,726,731
#*	Better Collective AS	81,192	1,864,517
*	BHG Group AB	188,983	350,803
	Bilia AB, Class A	477,271	5,015,787
	Billerud Aktiebolag	573,073	4,886,956
*Ω	BioArctic AB	42,578	1,220,006
	BioGaia AB, Class B	214,606	2,127,424
	Biotage AB	172,282	2,126,589
	Bjorn Borg AB	100,445	387,052
	Boliden AB	623,237	18,328,928

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Bonava AB, Class B	426,570	$802,597
#*Ω	Boozt AB	19,439	231,497
Ω	Bravida Holding AB	544,493	4,376,147
	Bufab AB	133,698	3,913,510
	Bulten AB	89,251	682,095
	Bure Equity AB	316,890	6,741,926
*	Byggmax Group AB	301,226	987,828
#	Castellum AB	361,326	4,114,823
	Catella AB	113,115	315,900
	Catena AB	85,363	3,279,250
#*	Catena Media PLC	292,957	690,189
*	Cavotec SA	3,925	5,114
	Cellavision AB	16,932	353,223
	Cibus Nordic Real Estate AB	25,517	286,936
	Clas Ohlson AB, Class B	199,034	1,621,142
	Cloetta AB, Class B	1,024,725	1,834,434
*	Collector Bank AB	276,668	896,974
#	Concentric AB	217,089	3,869,746
Ω	Coor Service Management Holding AB	334,212	1,537,207
	Corem Property Group AB, Class B	2,014,837	1,359,026
	Corem Property Group AB, Class D	4,533	65,823
	Dedicare AB, Class B	34,558	311,609
	Dios Fastigheter AB	289,707	1,975,451
#Ω	Dometic Group AB	850,984	6,340,871
	Duni AB	161,535	1,447,888
*Ω	Dustin Group AB	309,926	808,441
	Eastnine AB	116,308	1,226,755
*	Egetis Therapeutics AB	32,630	13,586
	Elanders AB, Class B	37,469	359,128
	Electrolux AB, Class B	426,620	5,269,289
	Electrolux Professional AB, Class B	729,282	4,108,624
#	Elekta AB, Class B	553,994	4,488,029
*Ω	Eltel AB	80,003	59,543
#*	Enea AB	70,527	358,354
	Eolus Vind AB, Class B	3,148	22,440
	Ependion AB	9,204	129,418
	Epiroc AB, Class A	547,851	10,938,189
	Epiroc AB, Class B	317,056	5,386,488
	Essity AB, Class A	18,299	453,516
	Essity AB, Class B	307,820	7,632,791
Ω	Evolution AB	83,865	10,341,610
	eWork Group AB	32,555	401,835
#	Fabege AB	253,696	2,197,108
	Fagerhult Group AB	222,929	1,139,490
#*	Fastighets AB Balder, Class B	497,526	2,321,690
*	Fastighets AB Trianon	27,136	43,719
#	FastPartner AB, Class A	59,559	267,760
#	Fenix Outdoor International AG	8,305	495,991
#*	Fingerprint Cards AB, Class B	44,648	9,379
	Fortnox AB	717,019	4,400,939
	G5 Entertainment AB	22,820	447,827
#	GARO AB	20,657	114,420
	Getinge AB, Class B	213,273	3,973,920
	Granges AB	590,066	6,026,875
*Ω	Green Landscaping Group AB	4,863	34,480
	H & M Hennes & Mauritz AB, Class B	798,173	13,425,083
	Hanza AB	77,637	626,447
	Heba Fastighets AB, Class B	66,891	176,570
	Hemnet Group AB	108,231	1,917,255

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Hexagon AB, Class B	678,880	$6,582,289
#	Hexatronic Group AB	498,361	3,776,386
	Hexpol AB	545,536	5,918,247
	HMS Networks AB	117,609	4,749,159
#*Ω	Hoist Finance AB	304,538	928,051
	Holmen AB, Class B	145,803	5,616,438
	Hufvudstaden AB, Class A	156,396	1,914,603
*	Humana AB	7,860	20,753
	Husqvarna AB, Class A	80,013	790,120
	Husqvarna AB, Class B	902,503	8,852,254
	Indutrade AB	503,942	10,575,898
#	Instalco AB	722,585	2,843,052
#*	International Petroleum Corp.	438,091	4,127,655
#	Intrum AB	264,978	2,064,496
	INVISIO AB	9,796	203,869
	Inwido AB	294,078	3,245,134
	ITAB Shop Concept AB	23,230	21,973
#	JM AB	271,307	4,262,753
#*	John Mattson Fastighetsforetagen AB	16,795	98,418
	Kabe Group AB, Class B	500	11,030
*	Karnov Group AB	142,797	674,832
#*	K-fast Holding AB	42,346	80,908
	Kindred Group PLC, SDR	841,467	10,121,582
	KNOW IT AB	135,924	1,920,192
	Lagercrantz Group AB, Class B	775,156	9,336,398
	Lifco AB, Class B	201,556	4,063,741
	Lime Technologies AB	16,178	425,003
	Lindab International AB	371,080	5,753,109
	Loomis AB	425,400	12,410,003
#*	Maha Energy AB	5,355	4,426
*	Medcap AB	9,364	280,721
	Medicover AB, Class B	103,655	1,585,928
	MEKO AB	211,262	2,205,130
#	Micro Systemation AB, Class B	45,756	225,686
*	Millicom International Cellular SA, SDR	759,835	11,798,101
	MIPS AB	88,158	3,991,342
*	Modern Times Group MTG AB, Class B	387,383	2,519,607
	Momentum Group AB	114,182	1,160,089
Ω	Munters Group AB	165,440	2,099,830
	Mycronic AB	244,591	5,263,535
	NCAB Group AB	367,204	2,197,478
	NCC AB, Class B	350,224	3,771,518
	Nederman Holding AB	16,336	319,921
*	Net Insight AB, Class B	1,421,930	610,061
#	New Wave Group AB, Class B	553,015	5,015,238
	Nibe Industrier AB, Class B	445,753	4,015,236
	Nilorngruppen AB, Class B	13,985	72,966
*	Nobia AB	654,068	707,091
	Nolato AB, Class B	1,094,212	4,522,668
	Nordic Paper Holding AB	48,964	143,927
	Nordic Waterproofing Holding AB	77,403	1,072,409
	Nordnet AB publ	329,324	4,886,272
*	Note AB	65,685	1,112,493
	NP3 Fastigheter AB	71,789	1,205,204
	Nyfosa AB	483,621	3,068,022
	OEM International AB, Class B	205,873	1,668,275
*Ω	Oncopeptides AB	17,034	13,039
#*	Orron Energy AB	188,014	217,348
*	Ovzon AB	33,979	77,203

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	OX2 AB, Class A	295,707	$1,849,962
	Pandox AB	302,606	3,568,189
	Peab AB, Class B	900,387	3,982,994
	Platzer Fastigheter Holding AB, Class B	74,517	566,361
	Prevas AB, Class B	21,235	234,939
#	Pricer AB, Class B	455,002	341,428
	Proact IT Group AB	134,088	988,605
	Ratos AB, Class B	1,093,431	3,634,993
*	RaySearch Laboratories AB	140,288	951,509
	Rejlers AB	9,832	121,878
Ω	Resurs Holding AB	894,611	2,168,340
	Rottneros AB	362,655	375,435
	Rvrc Holding AB	86,465	279,133
	Saab AB, Class B	72,491	3,820,936
	Sagax AB, Class A	758	16,931
	Sagax AB, Class B	144,670	3,212,492
#	Samhallsbyggnadsbolaget i Norden AB	2,137,170	924,081
#	Samhallsbyggnadsbolaget i Norden AB, Class D	62,171	25,680
	Sandvik AB	727,388	14,775,085
	Scandi Standard AB	300,827	1,460,219
*Ω	Scandic Hotels Group AB	738,476	2,912,162
*	Sdiptech AB, Class B	41,797	1,152,618
	Sectra AB, Class B	316,079	5,061,230
	Securitas AB, Class B	892,512	7,596,860
#*	Sedana Medical AB	50,550	119,441
	Sensys Gatso Group AB	35,488	250,765
#*	Serneke Group AB	9,232	24,776
#*Ω	Sinch AB	1,337,419	3,466,370
	Sintercast AB	725	7,765
*	Sivers Semiconductors AB	341,735	219,043
	Skandinaviska Enskilda Banken AB, Class A	1,220,909	14,800,140
	Skandinaviska Enskilda Banken AB, Class C	14,509	184,744
	Skanska AB, Class B	680,790	10,858,182
	SKF AB, Class A	44,341	849,536
	SKF AB, Class B	557,621	10,624,033
	SkiStar AB	202,927	2,203,377
	Softronic AB, Class B	12,772	18,405
	Solid Forsakring AB	58,348	355,189
	SSAB AB, Class A	820,515	5,213,081
	SSAB AB, Class B	2,098,422	12,833,623
*	Stendorren Fastigheter AB	19,863	337,796
*	Stillfront Group AB	1,381,601	2,556,822
	Storskogen Group AB, Class B	519,750	534,994
	Svenska Cellulosa AB SCA, Class A	34,798	461,756
	Svenska Cellulosa AB SCA, Class B	688,736	9,151,557
	Svenska Handelsbanken AB, Class A	1,115,585	9,794,789
#	Svenska Handelsbanken AB, Class B	30,006	327,382
	Sweco AB, Class B	401,244	4,131,986
#	Swedbank AB, Class A	692,195	12,696,025
#*	Swedish Orphan Biovitrum AB	168,646	3,300,920
	Synsam AB	58,627	239,521
	Systemair AB	185,575	1,317,458
	Tele2 AB, Class B	1,635,017	12,302,772
#	Telefonaktiebolaget LM Ericsson, Class A	84,593	458,638
	Telefonaktiebolaget LM Ericsson, Class B	4,368,883	21,977,552
#	Telia Co. AB	7,178,603	15,426,684
	Tethys Oil AB	156,713	789,971
*	TF Bank AB	15,256	218,904
Ω	Thule Group AB	279,471	8,726,879

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Tobii AB	101,015	$185,754
	Trelleborg AB, Class B	353,176	9,402,478
	Troax Group AB	138,436	2,493,380
*	Truecaller AB, Class B	224,430	889,032
	VBG Group AB, Class B	4,050	75,626
#*	Viaplay Group AB	151,735	658,759
	Vitec Software Group AB, Class B	45,841	2,611,224
	Vitrolife AB	109,242	1,620,990
	Volati AB	49,073	462,024
	Volvo AB, Class A	371,716	8,429,015
	Volvo AB, Class B	2,958,974	65,270,871
#*	Volvo Car AB, Class B	884,885	4,373,985
	Wallenstam AB, Class B	511,004	1,992,135
	Wihlborgs Fastigheter AB	680,951	5,324,926
	XANO Industri AB, Class B	18,128	193,244
TOTAL SWEDEN			808,187,665
SWITZERLAND — (7.5%)
	ABB Ltd.	1,199,439	48,130,507
	Accelleron Industries AG	265,643	6,998,466
	Adecco Group AG	626,947	25,550,805
	Alcon, Inc.	742,255	63,102,625
	Allreal Holding AG	87,469	16,069,654
	ALSO Holding AG	32,093	7,343,929
#*	ams-OSRAM AG	939,705	8,317,832
	APG SGA SA	4,625	959,287
	Arbonia AG	250,748	2,908,914
*	Aryzta AG	5,037,267	8,609,149
	Ascom Holding AG	138,369	1,889,006
*	Autoneum Holding AG	13,914	2,397,744
	Baloise Holding AG	204,919	31,719,172
	Banque Cantonale de Geneve	4,792	1,197,148
	Banque Cantonale Vaudoise	154,102	17,296,622
	Barry Callebaut AG	11,602	21,753,747
*	Basilea Pharmaceutica AG	15,826	797,884
	Belimo Holding AG	22,769	12,271,345
	Bell Food Group AG	10,575	3,125,559
	Bellevue Group AG	46,841	1,426,230
	Berner Kantonalbank AG	13,673	3,685,602
	BKW AG	63,031	11,279,035
	Bossard Holding AG, Class A	39,535	9,239,645
	Bucher Industries AG	38,136	16,993,894
	Burckhardt Compression Holding AG	12,284	7,239,456
	Burkhalter Holding AG	19,972	2,133,545
	Bystronic AG	6,391	4,477,800
	Calida Holding AG	22,636	934,636
	Carlo Gavazzi Holding AG	1,409	592,054
	Cembra Money Bank AG	141,182	10,716,040
	Chocoladefabriken Lindt & Spruengli AG	78	9,479,761
#*	Cicor Technologies Ltd.	9,793	498,619
	Cie Financiere Richemont SA, Class A	366,231	58,975,204
	Cie Financiere Tradition SA	4,922	671,437
	Clariant AG	1,075,835	17,628,823
	Coltene Holding AG	18,340	1,481,750
	Comet Holding AG	27,612	7,264,010
#	COSMO Pharmaceuticals NV	15,449	793,425
	Daetwyler Holding AG	25,003	4,945,798
	DKSH Holding AG	163,062	13,157,956
#	dormakaba Holding AG	13,958	6,805,674

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	DSM-Firmenich AG	208,169	$22,946,274
*	Dufry AG	317,276	16,393,160
	EFG International AG	562,242	7,014,146
	Emmi AG	10,204	9,986,169
#	EMS-Chemie Holding AG	4,113	3,432,915
	Energiedienst Holding AG	16,081	772,685
	Feintool International Holding AG	32,948	896,138
	Flughafen Zurich AG	106,450	22,535,167
	Forbo Holding AG	5,232	7,526,616
	Fundamenta Real Estate AG	3,127	59,857
Ω	Galenica AG	231,420	18,624,698
#*	GAM Holding AG	1,095,054	651,806
	Geberit AG	59,022	33,495,100
	Georg Fischer AG	478,224	32,660,894
	Givaudan SA	9,487	32,023,088
#*	Gurit Holding AG, Class BR	22,654	2,423,877
	Helvetia Holding AG	215,155	31,839,284
	Hiag Immobilien Holding AG	5,935	517,551
#*	HOCHDORF Holding AG	4,528	101,787
	Holcim Ltd.	873,191	60,823,730
	Huber & Suhner AG	89,969	7,770,934
	Implenia AG	74,894	3,647,926
*	Ina Invest Holding AG	16,484	325,950
	Inficon Holding AG	8,662	11,104,966
	Interroll Holding AG	2,903	9,285,860
	Intershop Holding AG	4,541	3,134,589
	Investis Holding SA	6,553	701,126
	Julius Baer Group Ltd.	799,810	56,648,568
	Jungfraubahn Holding AG	10,539	1,866,354
	Kardex Holding AG	28,454	7,119,686
	Komax Holding AG	22,501	5,531,568
#*	Kudelski SA	184,312	367,970
	Kuehne & Nagel International AG	82,963	25,958,785
	Landis & Gyr Group AG	103,355	8,974,249
	Lastminute.com NV	2,595	85,623
	LEM Holding SA	2,492	5,993,237
	Liechtensteinische Landesbank AG	46,137	3,200,269
#	Logitech International SA	538,306	37,662,493
	Lonza Group AG	49,792	28,930,940
	Luzerner Kantonalbank AG	55,160	4,741,484
Ω	Medacta Group SA	16,854	2,447,959
Ω	Medmix AG	110,231	3,076,643
	Meier Tobler Group AG	25,386	1,391,058
	Metall Zug AG, Class B	966	1,752,566
	Mikron Holding AG	55,845	832,391
	Mobilezone Holding AG	185,118	3,085,159
	Mobimo Holding AG	44,661	13,207,020
	Nestle SA	2,370,731	290,459,893
	Novartis AG, Sponsored ADR	1,525,207	159,994,214
	Novartis AG	11,018	1,153,553
	Novavest Real Estate AG	1,275	51,902
	OC Oerlikon Corp. AG	1,001,647	5,446,511
#*	Orascom Development Holding AG	65,164	442,150
	Orell Fuessli AG	613	51,170
	Orior AG	34,976	3,012,786
	Partners Group Holding AG	33,899	38,056,158
#*	Peach Property Group AG	1,098	14,741
	Phoenix Mecano AG	1,836	743,001
	Plazza AG, Class A	2,787	1,009,360

International Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	PSP Swiss Property AG	151,765	$17,883,988
#	Rieter Holding AG	12,785	1,422,070
#	Roche Holding AG	24,183	8,018,382
	Roche Holding AG	627,570	194,578,920
	Romande Energie Holding SA	15,144	894,970
#	Schaffner Holding AG	1,819	599,312
	Schindler Holding AG	34,603	8,023,107
	Schweiter Technologies AG	5,435	4,183,246
*Ω	Sensirion Holding AG	35,905	3,146,562
	SFS Group AG	85,706	10,188,531
	SGS SA	241,590	23,457,183
	Siegfried Holding AG	23,897	21,113,683
	SIG Group AG	1,087,972	29,085,481
	Sika AG	145,936	45,420,753
	SKAN Group AG	6,034	553,058
	Softwareone Holding AG	156,908	3,358,231
	Sonova Holding AG	79,394	22,130,680
	St Galler Kantonalbank AG	12,150	6,949,015
#	Stadler Rail AG	24,750	993,902
	Straumann Holding AG	104,805	17,342,386
	Sulzer AG	110,231	10,821,555
	Swatch Group AG	62,921	20,137,265
	Swatch Group AG	122,093	7,332,018
	Swiss Life Holding AG	63,270	40,230,487
	Swiss Prime Site AG	360,529	34,902,589
	Swiss Re AG	484,061	50,506,583
*	Swiss Steel Holding AG	1,787,267	286,787
	Swisscom AG	75,870	48,788,624
	Swissquote Group Holding SA	55,101	12,479,959
	Temenos AG	183,898	15,815,736
	Thurgauer Kantonalbank	1,440	199,868
#	Tornos Holding AG	25,100	163,748
	TX Group AG	11,468	1,304,937
	u-blox Holding AG	36,683	4,108,155
#*	UBS Group AG	2,647,917	58,737,118
	Valiant Holding AG	94,320	10,378,308
#	Varia U.S. Properties AG	3,801	165,074
Ω	VAT Group AG	86,094	36,593,991
	Vaudoise Assurances Holding SA	5,439	2,849,534
	Vetropack Holding AG	40,832	2,057,679
#*	Von Roll Holding AG	106,896	96,620
	Vontobel Holding AG	156,722	10,557,983
	VP Bank AG, Class A	18,043	1,871,008
	VZ Holding AG	39,368	3,665,164
*	V-ZUG Holding AG	6,362	518,927
	Walliser Kantonalbank	3,138	403,641
	Warteck Invest AG	226	517,161
	Ypsomed Holding AG	12,744	3,741,521
	Zehnder Group AG	48,935	3,584,057
	Zug Estates Holding AG, Class B	466	873,488
	Zuger Kantonalbank AG	230	2,040,425
	Zurich Insurance Group AG	125,316	60,590,098
TOTAL SWITZERLAND			2,390,529,111
UNITED KINGDOM — (12.2%)
	3i Group PLC	1,991,241	50,520,089
	4imprint Group PLC	77,657	4,424,547
*	888 Holdings PLC	817,709	1,134,218
	abrdn PLC	6,942,765	20,661,448

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	accesso Technology Group PLC	6,113	$58,967
*	Accsys Technologies PLC	6,992	9,465
	Admiral Group PLC	476,907	13,020,992
	Advanced Medical Solutions Group PLC	164,749	525,834
	AG Barr PLC	390,930	2,364,696
Ω	Airtel Africa PLC	3,381,059	5,055,632
	AJ Bell PLC	570,509	2,408,305
Ω	Alfa Financial Software Holdings PLC	352,137	705,573
	Alliance Pharma PLC	1,086,169	711,004
	Anglo American PLC	1,131,020	34,780,871
	Anglo-Eastern Plantations PLC	33,438	289,198
	Antofagasta PLC	425,270	9,147,455
	Argentex Group PLC	119,356	179,806
*	Ascential PLC	1,141,507	3,067,950
	Ashmore Group PLC	1,428,487	3,788,141
	Ashtead Group PLC	713,943	52,820,208
#*	ASOS PLC	121,670	657,187
	Associated British Foods PLC	567,629	14,938,294
*Ω	Aston Martin Lagonda Global Holdings PLC	299,062	1,520,018
	AstraZeneca PLC, Sponsored ADR	963,834	69,106,898
	AstraZeneca PLC	95,527	13,724,956
	Atalaya Mining PLC	3,056	12,931
*	Auction Technology Group PLC	60,143	547,987
Ω	Auto Trader Group PLC	2,626,722	21,784,903
	Aviva PLC	4,914,548	24,485,071
	Avon Protection PLC	91,653	965,164
	B&M European Value Retail SA	2,833,658	20,127,219
*	Babcock International Group PLC	3,263,187	15,709,477
	BAE Systems PLC	855,056	10,225,653
Ω	Bakkavor Group PLC	247,691	319,503
	Balfour Beatty PLC	2,178,116	9,781,487
	Bank of Georgia Group PLC	243,151	10,166,365
	Barclays PLC, Sponsored ADR	3,019,425	24,125,206
	Barclays PLC	6,675,474	13,246,217
	Barratt Developments PLC	2,142,500	12,541,353
	Beazley PLC	1,515,053	10,674,539
	Begbies Traynor Group PLC	101,992	173,340
	Bellway PLC	525,279	14,937,107
	Berkeley Group Holdings PLC	305,418	17,029,398
	Bloomsbury Publishing PLC	238,984	1,326,262
	Bodycote PLC	977,970	8,682,988
#*	boohoo Group PLC	2,788,239	1,390,214
	BP PLC, Sponsored ADR	3,571,720	133,225,156
	BP PLC	10,974,429	68,090,272
	BRAEMAR PLC	71,897	214,987
	Breedon Group PLC	147,256	688,040
Ω	Bridgepoint Group PLC	9,213	22,352
	British American Tobacco PLC, Sponsored ADR	202,038	6,804,640
	British American Tobacco PLC	1,270,371	42,720,164
	Britvic PLC	1,588,063	17,627,275
	Brooks Macdonald Group PLC	2,339	63,447
	BT Group PLC	26,546,476	41,597,931
	Bunzl PLC	302,717	11,221,087
	Burberry Group PLC	853,506	24,363,528
	Burford Capital Ltd.	645,394	8,722,537
	Bytes Technology Group PLC	676,661	4,488,540
	C&C Group PLC	1,794,815	3,179,019
*	Capita PLC	2,459,735	872,218
	Capital Ltd.	49,129	50,065

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Capricorn Energy PLC	1,488,745	$3,386,770
*	Card Factory PLC	1,586,529	1,835,339
*	Carnival PLC	55,429	940,137
*	Carnival PLC, ADR	54,518	933,893
	Carr's Group PLC	71,804	133,785
	Castings PLC	62,252	320,136
*	Cazoo Group Ltd.	9,724	17,795
	Centamin PLC	6,645,524	8,205,588
	Centaur Media PLC	126,418	72,999
	Central Asia Metals PLC	330,500	778,333
	CentralNic Group PLC	277,167	455,343
	Centrica PLC	22,314,519	39,544,681
	Chemring Group PLC	979,643	3,573,397
	Chesnara PLC	589,928	2,045,998
	City of London Investment Group PLC	17,231	86,984
	Clarkson PLC	91,123	3,260,984
	Close Brothers Group PLC	802,260	9,493,281
	CLS Holdings PLC	50,807	91,219
Ω	CMC Markets PLC	627,539	1,130,375
	Coats Group PLC	2,231,386	2,006,429
	Coca-Cola HBC AG	228,754	6,730,612
	Compass Group PLC	660,768	17,191,612
	Computacenter PLC	445,590	12,570,941
Ω	ConvaTec Group PLC	2,308,628	6,185,140
*	Costain Group PLC	850,895	545,722
	Cranswick PLC	240,426	10,314,801
	Crest Nicholson Holdings PLC	1,252,587	3,432,926
	Croda International PLC	124,690	9,440,658
	Currys PLC	5,735,349	3,935,047
	CVS Group PLC	169,122	4,468,571
*	Darktrace PLC	352,703	1,672,714
	DCC PLC	265,633	15,379,812
*	De La Rue PLC	723,286	445,525
	Dechra Pharmaceuticals PLC	11,623	554,096
*Ω	Deliveroo PLC	255,436	430,729
	DFS Furniture PLC	472,876	731,552
#	Diageo PLC, Sponsored ADR	253,074	44,525,840
	Diageo PLC	436,410	19,045,918
#*	Dialight PLC	31,395	85,083
#*	Dignity PLC	11,001	77,649
	Diploma PLC	319,307	13,280,698
	Direct Line Insurance Group PLC	5,663,093	10,935,727
	DiscoverIE Group PLC	245,888	2,523,151
	Diversified Energy Co. PLC	39,656	48,311
	Domino's Pizza Group PLC	1,645,306	7,336,739
	dotdigital group PLC	608,169	721,316
*	Dowlais Group PLC	3,510,188	5,553,893
	Dr Martens PLC	125,289	245,089
	Drax Group PLC	1,798,753	13,965,088
	DS Smith PLC	5,328,618	21,185,772
	Dunelm Group PLC	574,226	8,484,750
Ω	DWF Group PLC	238,408	297,413
††	Dyson Group PLC	3,999	203
*	easyJet PLC	866,636	5,033,567
	Ecora Resources PLC	751,852	1,101,054
	EKF Diagnostics Holdings PLC	38,270	13,156
*	Elementis PLC	3,041,689	4,314,094
	EMIS Group PLC	105,097	1,958,649
	Energean PLC	237,009	3,526,652

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	EnQuest PLC	6,178,206	$1,415,267
	Entain PLC	560,128	9,976,696
	Epwin Group PLC	9,451	8,309
*	Ergomed PLC	32,122	446,187
#*	Esken Ltd.	828,934	35,626
	Essentra PLC	964,328	2,011,587
*††	Evraz PLC	1,444,631	0
	Experian PLC	1,144,816	44,242,059
*	FD Technologies PLC	7,109	163,368
	FDM Group Holdings PLC	214,756	1,507,828
	Ferrexpo PLC	1,280,581	1,510,091
	Fevertree Drinks PLC	33,827	582,682
	Firstgroup PLC	2,656,971	4,976,185
Ω	Forterra PLC	677,378	1,494,008
	Foxtons Group PLC	741,199	378,571
*	Frasers Group PLC	884,433	9,218,213
	Fresnillo PLC	489,481	3,879,258
*	Frontier Developments PLC	14,266	107,573
	Fuller Smith & Turner PLC, Class A	95,945	734,478
*Ω	Funding Circle Holdings PLC	65,068	40,415
	Future PLC	94,455	1,014,335
	Galliford Try Holdings PLC	588,413	1,495,676
	Games Workshop Group PLC	125,583	18,775,434
#*	Gaming Realms PLC	35,681	15,150
	Gamma Communications PLC	141,498	2,018,676
	GB Group PLC	126,024	404,821
*	Gem Diamonds Ltd.	1,834,426	430,790
	Genel Energy PLC	763,142	1,019,460
	Genuit Group PLC	974,611	3,918,915
*	Georgia Capital PLC	211,931	2,528,920
	Glencore PLC	17,449,579	106,118,459
	Gooch & Housego PLC	16,259	119,781
	Goodwin PLC	650	39,229
	Grafton Group PLC	738,347	8,304,384
	Grainger PLC	2,421,007	7,823,365
*	Greencore Group PLC	2,581,933	2,905,760
	Greggs PLC	656,595	23,285,307
	GSK PLC	2,366,534	42,127,030
	GSK PLC, Sponsored ADR	639,584	22,750,017
	Gulf Keystone Petroleum Ltd.	1,239,758	1,977,488
*Ω	Gym Group PLC	385,338	518,243
	H&T Group PLC	17,925	99,296
	Haleon PLC	2,973,655	12,835,548
#	Haleon PLC, ADR	223,373	1,967,916
	Halfords Group PLC	1,318,202	3,740,442
	Halma PLC	273,781	7,862,409
	Harbour Energy PLC	879,341	3,010,393
	Hargreaves Lansdown PLC	1,224,187	13,394,073
	Hargreaves Services PLC	27,668	157,304
	Harworth Group PLC	102,171	148,419
	Hays PLC	6,612,280	9,097,748
	Headlam Group PLC	227,984	651,604
	Helical PLC	1,484,079	5,119,848
*	Helios Towers PLC	1,047,628	1,213,181
	Henry Boot PLC	178,336	496,898
	Hikma Pharmaceuticals PLC	546,390	14,673,223
	Hill & Smith PLC	346,004	7,010,546
	Hilton Food Group PLC	107,850	895,611
	Hiscox Ltd.	1,152,062	15,946,217

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Hochschild Mining PLC	1,797,901	$1,781,503
	Hollywood Bowl Group PLC	427,958	1,232,591
*Ω	Hostelworld Group PLC	111,033	185,543
	Howden Joinery Group PLC	2,690,529	25,476,495
#	HSBC Holdings PLC, Sponsored ADR	3,009,227	125,725,504
Ω	HSS Hire Group PLC	141,629	27,388
	Hunting PLC	745,152	2,528,436
Ω	Ibstock PLC	1,677,482	3,238,470
	IDOX PLC	117,152	94,380
	IG Group Holdings PLC	1,661,478	15,097,163
	IMI PLC	1,654,466	34,590,598
	Impax Asset Management Group PLC	158,576	1,118,116
#	Imperial Brands PLC, Sponsored ADR	8,273	198,635
	Imperial Brands PLC	2,282,373	53,922,058
	Inchcape PLC	2,477,916	26,060,264
*	Indivior PLC	601,171	13,539,436
	Informa PLC	1,610,812	15,672,988
	IntegraFin Holdings PLC	598,113	1,879,798
#	InterContinental Hotels Group PLC, ADR	77,060	5,810,332
	InterContinental Hotels Group PLC	121,989	9,015,829
	Intermediate Capital Group PLC	481,821	8,695,912
*	International Consolidated Airlines Group SA	937,841	2,062,039
*	International Distributions Services PLC	3,832,073	13,089,487
	International Personal Finance PLC	1,671,255	2,494,289
	Intertek Group PLC	411,941	23,076,292
	Investec PLC	2,450,148	15,387,323
	iomart Group PLC	66,766	160,741
	IP Group PLC	3,086,750	2,367,534
#*	IQE PLC	1,172,079	297,482
	ITV PLC	13,151,362	12,213,446
*	IWG PLC	3,698,134	7,259,199
*	J D Wetherspoon PLC	446,391	3,875,420
	J Sainsbury PLC	6,019,456	21,432,174
*	James Fisher & Sons PLC	202,562	1,056,995
	James Halstead PLC	35,785	95,526
	JD Sports Fashion PLC	6,171,490	12,501,170
	JET2 PLC	172,775	2,490,426
*	John Wood Group PLC	2,975,868	5,656,533
	Johnson Matthey PLC	511,047	11,819,149
	Johnson Service Group PLC	569,962	821,721
	Jupiter Fund Management PLC	2,373,811	3,484,707
#*Ω	Just Eat Takeaway.com NV	117,926	2,111,528
	Just Group PLC	5,727,221	6,051,254
	Kainos Group PLC	282,755	4,757,911
	Keller Group PLC	450,564	4,948,826
*	Kier Group PLC	1,503,569	1,693,139
*	Kin & Carta PLC	826,630	717,739
	Kingfisher PLC	7,007,320	22,096,667
	Kitwave Group PLC	36,586	150,639
	Knights Group Holdings PLC	28,593	32,227
	Lancashire Holdings Ltd.	1,244,173	9,522,809
	Learning Technologies Group PLC	31,398	30,210
	Legal & General Group PLC	7,697,618	23,068,720
*	Liberty Global PLC, Class A	115,018	2,135,884
*	Liberty Global PLC, Class C	281,606	5,564,535
	Liontrust Asset Management PLC	126,271	1,047,399
	Lloyds Banking Group PLC	55,454,719	32,038,811
	Lloyds Banking Group PLC, ADR	1,151,680	2,637,347
	London Stock Exchange Group PLC	154,583	16,786,942

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Lookers PLC	1,449,119	$2,325,883
	LSL Property Services PLC	75,999	263,413
Ω	Luceco PLC	232,913	381,222
	M&C Saatchi PLC	6,252	10,662
	M&G PLC	7,626,929	19,646,200
	Macfarlane Group PLC	227,755	321,881
	Man Group PLC	9,213,072	28,243,508
*	Marks & Spencer Group PLC	8,399,740	22,250,114
	Marshalls PLC	1,039,165	3,579,666
*	Marston's PLC	4,764,917	1,920,286
#*	McBride PLC	984,768	469,934
	Me Group International PLC	1,474,316	2,953,775
	Mears Group PLC	631,415	2,214,183
	Melrose Industries PLC	3,472,668	23,633,452
	Metro Bank Holdings PLC	28,970	43,984
	Midwich Group PLC	1,326	7,320
*	Mitchells & Butlers PLC	2,105,169	6,207,465
	Mitie Group PLC	4,828,854	6,299,235
	MJ Gleeson PLC	92,460	496,423
	Mobico Group PLC	2,810,921	3,370,132
	Mondi PLC	1,022,754	17,939,710
	Moneysupermarket.com Group PLC	2,695,616	9,500,273
	Morgan Advanced Materials PLC	1,760,688	6,177,203
	Morgan Sindall Group PLC	245,095	6,011,572
	Mortgage Advice Bureau Holdings Ltd.	6,318	50,546
*	Motorpoint group PLC	58,346	79,646
	MP Evans Group PLC	18,842	174,055
#*	N Brown Group PLC	1,466,385	434,126
#*	Naked Wines PLC	84,053	80,240
	National Grid PLC	659,338	8,739,403
#	National Grid PLC, Sponsored ADR	269,825	18,180,842
	NatWest Group PLC	5,114,858	16,055,734
#	NatWest Group PLC, Sponsored ADR	802,685	5,097,050
	NCC Group PLC	338,494	419,042
*Ω	Network International Holdings PLC	61,664	305,951
	Next 15 Group PLC	110,788	903,655
	Next PLC	204,305	18,477,506
	Ninety One PLC	1,761,713	3,899,616
*	NIOX Group PLC	55,852	48,420
	Norcros PLC	91,482	190,316
	Numis Corp. PLC	105,678	451,392
*	Ocado Group PLC	414,845	4,994,139
*Ω	On the Beach Group PLC	163,157	186,621
	OSB Group PLC	1,429,103	6,754,239
	Oxford Instruments PLC	215,902	6,651,680
	Pagegroup PLC	2,102,812	12,041,095
	Pan African Resources PLC	4,383,627	811,207
	Paragon Banking Group PLC	1,363,899	9,257,966
	PayPoint PLC	343,171	2,254,257
	Pearson PLC	648,232	7,170,452
	Pearson PLC, Sponsored ADR	567,634	6,261,003
*	Pendragon PLC	5,823,159	1,272,849
	Pennon Group PLC	712,595	6,435,120
	Persimmon PLC	1,075,788	15,993,659
#*	Petrofac Ltd.	1,464,661	1,477,339
	Pets at Home Group PLC	2,220,529	11,158,593
	Pharos Energy PLC	2,314,874	717,319
	Phoenix Group Holdings PLC	1,809,080	12,781,364
	Phoenix Spree Deutschland Ltd.	19,990	49,709

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Playtech PLC	811,282	$5,836,470
	Plus500 Ltd.	350,705	6,776,656
	Polar Capital Holdings PLC	267,753	1,666,835
	Porvair PLC	10,194	83,859
	PPHE Hotel Group Ltd.	21,905	288,386
	Premier Foods PLC	6,218,199	10,101,144
#	Prudential PLC, ADR	300,649	8,394,120
	Prudential PLC	78,155	1,085,286
*	PureTech Health PLC	167,540	480,648
*	PureTech Health PLC, ADR	137	4,035
	PZ Cussons PLC	835,265	1,779,230
	QinetiQ Group PLC	3,037,830	12,578,415
Ω	Quilter PLC	4,442,540	4,459,319
*	Rank Group PLC	893,787	1,052,890
	Rathbones Group PLC	168,193	3,891,232
*††	Raven Property Group Ltd.	96,453	0
	Reach PLC	2,360,601	2,575,221
	Reckitt Benckiser Group PLC	425,311	31,860,919
	Record PLC	138,067	149,494
	Redde Northgate PLC	1,163,831	5,144,347
	Redrow PLC	1,277,802	8,494,686
	RELX PLC, Sponsored ADR	388,885	13,089,867
	RELX PLC	1,034,035	34,778,055
	Renew Holdings PLC	105,992	991,506
*	Renewi PLC	556,942	3,721,478
	Renishaw PLC	77,252	3,870,590
	Rentokil Initial PLC	1,986,153	16,195,406
#*	Restaurant Group PLC	3,626,836	1,987,871
	RHI Magnesita NV	166,587	6,414,700
	Ricardo PLC	129,502	972,868
	Rightmove PLC	1,915,552	14,035,227
	Rio Tinto PLC	602,769	39,841,655
#	Rio Tinto PLC, Sponsored ADR	1,120,647	74,579,058
*	RM PLC	39,681	40,981
	Robert Walters PLC	178,335	943,299
*	Rockhopper Exploration PLC	104,390	16,046
*	Rolls-Royce Holdings PLC	8,420,271	19,965,616
	Rotork PLC	3,359,825	13,308,345
	RS Group PLC	1,090,551	10,985,093
	RWS Holdings PLC	295,326	986,186
	S&U PLC	5,077	158,015
*	S4 Capital PLC	442,489	598,919
Ω	Sabre Insurance Group PLC	245,907	436,037
*	Saga PLC	561,843	893,375
	Sage Group PLC	761,302	9,157,379
*††	Savannah Energy PLC	547,478	135,673
	Savills PLC	884,557	11,045,583
	Schroders PLC	1,410,440	8,321,302
	ScS Group PLC	16,720	36,470
	Secure Trust Bank PLC	5,080	37,690
	Senior PLC	1,391,448	2,981,898
	Serco Group PLC	3,017,472	6,013,432
	Serica Energy PLC	343,590	1,057,787
	Severfield PLC	752,334	680,975
	Severn Trent PLC	410,305	13,447,278
	Shell PLC	1,472,115	44,616,497
	Shell PLC, ADR	4,623,215	284,928,740
*	SIG PLC	3,353,042	1,248,104
	Sigmaroc PLC	15,942	12,187

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Sirius Real Estate Ltd.	2,575,482	$2,736,841
	Smart Metering Systems PLC	131,558	1,178,297
#	Smith & Nephew PLC, Sponsored ADR	37,480	1,138,658
	Smith & Nephew PLC	529,669	8,057,853
	Smiths Group PLC	513,114	11,190,834
	Smiths News PLC	467,656	266,998
	Softcat PLC	570,660	10,995,241
*	SolGold PLC	948,478	192,715
	Spectris PLC	234,988	10,604,425
	Speedy Hire PLC	2,377,430	1,123,033
	Spirax-Sarco Engineering PLC	56,907	8,127,415
Ω	Spire Healthcare Group PLC	1,497,864	4,142,068
	Spirent Communications PLC	1,885,998	4,098,955
#	SSE PLC	728,663	15,755,976
*	SSP Group PLC	2,306,103	7,445,222
	St. James's Place PLC	406,532	4,907,297
*	Staffline Group PLC	61,657	20,082
	Standard Chartered PLC	4,191,082	40,257,630
	SThree PLC	497,318	2,251,712
	Strix Group PLC	252,932	319,610
*††	Studio Retail Group PLC	86,255	0
	STV Group PLC	65,403	176,992
#*	Superdry PLC	257,299	260,003
*	Synthomer PLC	1,982,252	2,123,440
	Tate & Lyle PLC	1,514,517	14,513,941
	Taylor Wimpey PLC	11,975,062	17,577,704
	TBC Bank Group PLC	54,083	1,728,607
	TClarke PLC	71,798	122,901
	Telecom Plus PLC	252,341	5,386,818
	Tesco PLC	9,073,050	30,050,584
#*	THG PLC	1,744,470	2,308,992
Ω	TI Fluid Systems PLC	598,218	1,028,806
	Topps Tiles PLC	992,450	662,007
	TP ICAP Group PLC	4,307,374	8,791,944
	Travis Perkins PLC	1,133,335	12,676,523
*	Tremor International Ltd.	4,362	16,671
*	Tremor International Ltd., ADR	19,617	148,305
	Trifast PLC	129,353	146,687
	TT Electronics PLC	1,067,396	2,152,133
#*	Tullow Oil PLC	3,560,934	1,576,948
	Tyman PLC	378,640	1,518,493
#	Unilever PLC, Sponsored ADR	886,248	47,618,105
	Unilever PLC	1,049,964	56,493,238
	United Utilities Group PLC	1,023,033	13,118,909
	Vanquis Banking Group PLC	839,122	1,355,310
*	Verici Dx PLC	765	103
	Vertu Motors PLC	720,052	646,800
	Vesuvius PLC	1,084,074	6,138,200
*	Victoria PLC	3,486	29,393
	Victrex PLC	313,600	6,226,596
	Videndum PLC	80,402	618,060
	Virgin Money UK PLC	4,789,928	10,865,507
	Vistry Group PLC	1,246,743	12,645,418
	Vodafone Group PLC	37,518,480	35,689,817
	Volex PLC	161,351	598,247
	Volution Group PLC	405,026	2,087,772
	Vp PLC	17,118	123,534
*Ω	Watches of Switzerland Group PLC	748,280	7,261,395
	Watkin Jones PLC	462,728	284,974

International Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Weir Group PLC	266,319	$6,272,271
	WH Smith PLC	430,395	8,251,005
	Whitbread PLC	431,536	19,385,072
	Wickes Group PLC	1,518,681	2,662,930
	Wilmington PLC	150,663	583,030
	Wincanton PLC	525,423	1,634,772
*	Wise PLC, Class A	236,800	2,361,813
*Ω	Wizz Air Holdings PLC	2,007	61,164
	WPP PLC, Sponsored ADR	56,526	3,094,233
	WPP PLC	874,191	9,545,055
*	Xaar PLC	231,024	564,474
	XP Power Ltd.	1,608	42,167
	XPS Pensions Group PLC	15,064	36,978
	Young & Co's Brewery PLC, Class A	32,148	489,055
	Zotefoams PLC	10,156	52,122
TOTAL UNITED KINGDOM			3,863,970,033
UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	173,129	1,697,137
	Ferguson PLC	237,763	38,237,122
*	Noble Corp. PLC	87,669	4,581,429
TOTAL UNITED STATES			44,515,688
TOTAL COMMON STOCKS			30,505,829,252
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 8.345%	87,585	9,840,269
Ω	Dr Ing hc F Porsche AG, 0.907%	68,217	8,341,756
	Draegerwerk AG & Co. KGaA, 0.419%	50,130	2,517,994
	Einhell Germany AG, 1.933%	811	136,083
	FUCHS SE, 2.846%	242,124	10,022,413
	Henkel AG & Co. KGaA, 2.638%	137,323	10,596,712
	Jungheinrich AG, 2.001%	341,391	12,772,702
	Porsche Automobil Holding SE, 4.753%	250,019	14,752,594
#	Sartorius AG, 0.385%	31,240	12,888,979
	Sixt SE, 9.109%	89,513	6,647,055
	STO SE & Co. KGaA, 3.329%	9,414	1,553,877
	Villeroy & Boch AG, 6.366%	61,622	1,287,780
	Volkswagen AG, 23.026%	405,827	53,762,163
TOTAL GERMANY			145,120,377
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Altech Batteries Ltd. Rights 08/04/23	20,681	28
*	Australian Mines Ltd. Warrants 05/30/24	5,460	7
*	Decmil Group Ltd. Warrants 09/06/23	44,501	0
*	European Lithium Ltd. Warrants 03/31/25	49,776	334
*	Highfield Resources Ltd. Warrants 06/19/24	7,045	0
TOTAL AUSTRALIA			369
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	202,486	0
*††	S Immo AG Rights 08/11/23	151,701	0

International Core Equity Portfolio
CONTINUED
		Shares	Value»

DENMARK — (0.0%)
*	NKT AS Rights	2	$10
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	66,474	0
JAPAN — (0.0%)
*	Tess Holdings Co. Ltd. Rights 08/24/23	1,700	2,008
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	2,760,613	0
TOTAL RIGHTS/WARRANTS			2,387
TOTAL INVESTMENT SECURITIES (Cost $24,238,578,785)			30,650,952,016

			Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@§	The DFA Short Term Investment Fund	91,318,445	1,056,280,449
TOTAL INVESTMENTS — (100.0%)
(Cost $25,294,768,159)^^			$31,707,232,465
As of July 31, 2023, International Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,167	09/15/23	$255,235,772	$269,256,075	$14,020,303
Total Futures Contracts			$255,235,772	$269,256,075	$14,020,303
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$101,692,306	$1,904,887,308	$712,016	$2,007,291,630
Austria	—	158,520,761	—	158,520,761
Belgium	6,433,163	346,208,018	—	352,641,181
Canada	3,413,823,308	9,166,724	—	3,422,990,032
China	10,540,934	1,978,927	—	12,519,861
Denmark	94,869,051	692,383,858	—	787,252,909
Finland	9,833,554	421,007,702	—	430,841,256
France	30,214,060	2,593,039,390	—	2,623,253,450
Germany	42,483,509	2,066,999,327	—	2,109,482,836
Hong Kong	648,394	635,936,631	144,535	636,729,560
Ireland	247,538,814	40,429,026	—	287,967,840
Israel	22,223,115	226,637,945	—	248,861,060
Italy	8,866,145	891,801,994	—	900,668,139
Japan	121,172,383	6,775,555,560	—	6,896,727,943
Netherlands	192,682,902	819,529,728	—	1,012,212,630
New Zealand	276,253	103,105,156	—	103,381,409
Norway	2,053,261	262,221,433	—	264,274,694
Portugal	336,622	89,064,642	—	89,401,264

International Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Singapore	$6,680	$334,622,706	$282,823	$334,912,209
Spain	26,368,667	692,327,424	—	718,696,091
Sweden	219,278	807,968,387	—	808,187,665
Switzerland	229,188,349	2,161,340,762	—	2,390,529,111
United Kingdom	908,063,614	2,955,770,543	135,876	3,863,970,033
United States	—	44,515,688	—	44,515,688
Preferred Stocks
Germany	—	145,120,377	—	145,120,377
Rights/Warrants
Australia	—	369	—	369
Denmark	—	10	—	10
Japan	—	2,008	—	2,008
Securities Lending Collateral	—	1,056,280,449	—	1,056,280,449
Futures Contracts**	14,020,303	—	—	14,020,303
TOTAL	$5,483,554,665	$26,236,422,853	$1,275,250^	$31,721,252,768
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$4,537,629,536
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	2,717,399,665
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	1,403,528,772
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	1,329,574,003
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	1,138,982,821
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$11,127,114,797

	Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.190% (Cost $106,600,101)	106,600,101	106,600,101
TOTAL INVESTMENTS — (100.0%) (Cost $9,946,795,724)^^		$11,233,714,898
As of July 31, 2023, International Small Company Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	441	09/15/23	$97,419,936	$101,749,725	$4,329,789
Total Futures Contracts			$97,419,936	$101,749,725	$4,329,789
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$11,127,114,797	—	—	$11,127,114,797
Temporary Cash Investments	106,600,101	—	—	106,600,101
Futures Contracts**	4,329,789	—	—	4,329,789
TOTAL	$11,238,044,687	—	—	$11,238,044,687
** Valued at the unrealized appreciation/(depreciation) on the investment.

Global Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc.	1,312,618	$57,033,239
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		10,894,010
Investment in The Continental Small Company Series of The DFA Investment Trust Company		10,758,073
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		6,160,213
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		3,578,938
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		3,036,434
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,813,627
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $79,953,276)^^		$94,274,534
Summary of the Portfolio’s investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$94,274,534	—	—	$94,274,534
TOTAL	$94,274,534	—	—	$94,274,534

Japanese Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$273,041,806
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$273,041,806
Summary of the Portfolio's Master Fund's investments as of July 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

Asia Pacific Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$223,721,105
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$223,721,105
Summary of the Portfolio's Master Fund's investments as of July 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

United Kingdom Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$22,183,364
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$22,183,364
Summary of the Portfolio's Master Fund's investments as of July 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

Continental Small Company Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$763,708,058
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$763,708,058
Summary of the Portfolio's Master Fund's investments as of July 31, 2023, based on their valuation inputs, is located within this report (see Security Valuation Note).

DFA International Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (98.2%)
AUSTRALIA — (20.5%)
	360 Capital Group Ltd.	154,969	$68,215
	Abacus Property Group	4,391,569	7,860,839
	Arena REIT	3,792,800	9,708,288
	Aspen Group Ltd.	1,500,978	1,767,098
#	Australian Unity Office Fund	317,893	277,587
	BWP Trust	5,155,482	12,731,370
	Carindale Property Trust	265,081	717,695
#	Centuria Capital Group	3,738,686	4,286,684
	Centuria Industrial REIT	5,946,778	12,734,168
	Centuria Office REIT	5,252,169	5,121,313
	Charter Hall Group	4,965,826	38,275,416
	Charter Hall Long Wale REIT	6,583,446	18,221,375
	Charter Hall Retail REIT	5,499,062	13,885,313
	Charter Hall Social Infrastructure REIT	3,757,083	7,564,651
	Cromwell Property Group	15,882,436	5,879,881
#	Dexus	11,221,389	62,108,032
#	Dexus Convenience Retail REIT	574,259	987,669
#	Dexus Industria REIT	2,703,003	5,088,676
	Garda Property Group	280,209	229,800
	GDI Property Group Partnership	5,834,331	2,609,342
	Goodman Group	18,155,350	251,036,786
	GPT Group	20,077,906	58,684,881
	Growthpoint Properties Australia Ltd.	2,880,093	5,569,071
	HealthCo REIT	67,832	64,944
	HMC Capital Ltd.	294,044	1,026,007
	HomeCo Daily Needs REIT	11,163,975	8,979,225
	Hotel Property Investments Ltd.	2,365,300	4,806,712
	Ingenia Communities Group	4,037,846	11,102,753
	Mirvac Group	41,231,119	64,992,602
	National Storage REIT	11,335,318	17,705,073
*	Pantoro Ltd.	1,321,251	71,213
	Region RE Ltd.	11,983,915	19,522,167
	Scentre Group	54,146,968	102,461,851
	Stockland	25,046,365	71,182,545
	Vicinity Ltd.	40,607,178	53,991,459
	Waypoint REIT Ltd.	7,082,973	12,489,252
TOTAL AUSTRALIA			893,809,953
BELGIUM — (3.6%)
	Aedifica SA	516,524	35,475,338
	Ascencio	29,026	1,486,572
	Care Property Invest NV	344,441	4,861,020
	Cofinimmo SA	350,871	27,460,425
#	Home Invest Belgium SA	35,177	645,703
	Intervest Offices & Warehouses NV	310,835	4,570,423
	Montea NV	137,082	11,107,801
#	Nextensa SA	29,778	1,538,803
	Retail Estates NV	124,662	7,959,771
	Shurgard Self Storage Ltd.	1,704	77,755
	Warehouses De Pauw CVA	1,757,187	51,920,078
	Wereldhave Belgium Comm VA	42,827	2,277,654
	Xior Student Housing NV	208,586	6,505,337
TOTAL BELGIUM			155,886,680

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
CANADA — (5.3%)
	Allied Properties Real Estate Investment Trust	642,601	$10,691,742
	Artis Real Estate Investment Trust	593,120	3,126,064
	Automotive Properties Real Estate Investment Trust	211,020	1,878,720
	Boardwalk Real Estate Investment Trust	234,820	11,665,763
	BSR Real Estate Investment Trust	177,035	2,303,225
#	BTB Real Estate Investment Trust	514,952	1,288,698
#	Canadian Apartment Properties REIT	879,589	34,292,398
#	Choice Properties Real Estate Investment Trust	1,655,901	17,467,552
#	Crombie Real Estate Investment Trust	523,489	5,530,051
	CT Real Estate Investment Trust	541,589	6,255,185
#	Dream Industrial Real Estate Investment Trust	1,288,775	13,868,515
#	Dream Office Real Estate Investment Trust	189,570	1,962,333
	European Residential Real Estate Investment Trust	222,941	481,843
	First Capital Real Estate Investment Trust	1,074,289	12,000,362
#	Granite Real Estate Investment Trust	316,886	18,609,678
#	H&R Real Estate Investment Trust	1,388,298	10,833,495
#	Inovalis Real Estate Investment Trust	281,154	791,022
	InterRent Real Estate Investment Trust	720,863	7,002,810
	Killam Apartment Real Estate Investment Trust	583,384	8,007,622
Ω	Minto Apartment Real Estate Investment Trust	214,805	2,454,868
	Morguard North American Residential Real Estate Investment Trust	241,304	2,997,429
#	Morguard Real Estate Investment Trust	347,256	1,414,147
	Nexus Industrial REIT	183,895	1,149,126
#	NorthWest Healthcare Properties Real Estate Investment Trust	1,186,289	6,288,371
#	Plaza Retail REIT	571,462	1,703,139
	Primaris REIT	442,805	4,479,591
	PRO Real Estate Investment Trust	343,737	1,391,996
#	RioCan Real Estate Investment Trust	1,538,539	23,393,400
#	Slate Grocery REIT, Class U	267,803	2,707,173
#	Slate Office REIT	381,143	517,382
#	SmartCentres Real Estate Investment Trust	743,963	14,053,857
#	True North Commercial Real Estate Investment Trust	454,390	902,819
TOTAL CANADA			231,510,376
CHINA — (0.1%)
	China Merchants Commercial Real Estate Investment Trust, Class R	237,000	54,191
	Spring Real Estate Investment Trust	5,905,000	1,678,436
#	Yuexiu Real Estate Investment Trust	21,671,250	4,465,138
TOTAL CHINA			6,197,765
FRANCE — (5.6%)
	Altarea SCA	44,464	4,155,758
	ARGAN SA	77,237	5,832,270
	Carmila SA	537,118	8,704,205
	Covivio Hotels SACA	1,523	29,808
	Covivio SA	504,147	24,341,029
	Gecina SA	459,206	49,645,911
	ICADE	340,850	13,886,409
	Klepierre SA	2,077,906	55,155,244
	Mercialys SA	764,190	6,615,128
	Societe de la Tour Eiffel	50,085	797,906
#*	Unibail-Rodamco-Westfield, CDI	6,456,967	18,047,655
#*	Unibail-Rodamco-Westfield	1,020,503	57,824,617
	Vitura SA	18,365	329,012
TOTAL FRANCE			245,364,952
GERMANY — (0.2%)
	Hamborner REIT AG	976,255	7,065,000

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (4.1%)
#	Champion REIT	24,113,012	$8,883,949
	Fortune Real Estate Investment Trust	16,259,000	11,757,000
	Link REIT	26,703,821	150,106,328
	Prosperity REIT	15,450,000	3,354,581
	Regal Real Estate Investment Trust	9,834,000	1,311,911
	Sunlight Real Estate Investment Trust	12,559,000	4,677,225
TOTAL HONG KONG			180,090,994
INDIA — (0.0%)
	Embassy Office Parks REIT	362	1,369
IRELAND — (0.1%)
	Irish Residential Properties REIT PLC	5,226,706	5,562,869
ITALY — (0.0%)
#	Immobiliare Grande Distribuzione SIIQ SpA	641,969	1,773,331
JAPAN — (24.4%)
	Activia Properties, Inc.	7,272	21,177,124
#	Advance Residence Investment Corp.	13,894	33,854,513
#	AEON REIT Investment Corp.	18,122	19,076,503
#	Comforia Residential REIT, Inc.	7,080	16,949,248
	CRE Logistics REIT, Inc.	5,930	7,317,705
	Daiwa House REIT Investment Corp.	23,470	46,208,466
	Daiwa Office Investment Corp.	3,120	13,736,447
	Daiwa Securities Living Investments Corp.	20,550	16,460,181
	ESCON Japan Reit Investment Corp.	2,771	2,264,103
	Frontier Real Estate Investment Corp.	5,143	17,088,261
#	Fukuoka REIT Corp.	6,728	7,877,201
	Global One Real Estate Investment Corp.	10,604	8,760,799
	GLP J-Reit	48,972	48,245,452
	Hankyu Hanshin REIT, Inc.	6,412	6,408,272
#	Health Care & Medical Investment Corp.	4,035	4,347,608
	Heiwa Real Estate REIT, Inc.	10,159	10,367,786
	Hoshino Resorts REIT, Inc.	2,530	11,084,317
	Hulic Reit, Inc.	13,777	15,988,797
#	Ichigo Hotel REIT Investment Corp.	2,718	2,071,357
	Ichigo Office REIT Investment Corp.	12,176	7,584,996
#	Industrial & Infrastructure Fund Investment Corp.	21,898	22,919,239
	Invincible Investment Corp.	61,770	25,590,397
	Itochu Advance Logistics Investment Corp.	6,593	6,119,429
	Japan Excellent, Inc.	12,762	11,836,956
	Japan Hotel REIT Investment Corp.	46,628	23,153,378
#	Japan Logistics Fund, Inc.	9,280	19,612,922
	Japan Metropolitan Fund Invest	73,783	50,607,556
	Japan Prime Realty Investment Corp.	8,967	22,326,412
	Japan Real Estate Investment Corp.	13,405	53,916,210
	Kenedix Office Investment Corp.	8,902	21,166,654
#	Kenedix Residential Next Investment Corp.	10,727	16,783,570
	Kenedix Retail REIT Corp.	6,347	12,421,481
#	LaSalle Logiport REIT	19,395	20,748,994
	Marimo Regional Revitalization REIT, Inc.	2,244	2,029,167
	Mirai Corp.	18,888	6,091,025
	Mitsubishi Estate Logistics REIT Investment Corp.	4,890	13,992,115
#	Mitsui Fudosan Logistics Park, Inc.	5,791	20,609,764
#	Mori Hills REIT Investment Corp., Class C	16,281	16,568,988
	Mori Trust Reit, Inc.	27,121	13,978,429
	Nippon Accommodations Fund, Inc.	5,336	25,292,623
	Nippon Building Fund, Inc.	16,140	67,655,838

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Prologis REIT, Inc.	23,815	$48,699,494
	NIPPON REIT Investment Corp.	4,810	11,452,321
	Nomura Real Estate Master Fund, Inc.	44,944	53,471,572
	NTT UD REIT Investment Corp.	14,956	14,185,478
	One REIT, Inc.	2,510	4,577,197
	Ooedo Onsen REIT Investment Corp.	2,723	1,258,407
	Orix JREIT, Inc.	27,904	35,499,933
#	Samty Residential Investment Corp.	4,159	3,406,527
#	Sankei Real Estate, Inc.	4,709	3,139,032
	Sekisui House Reit, Inc.	44,048	26,145,620
	SOSiLA Logistics REIT, Inc.	6,683	6,040,158
#	Star Asia Investment Corp.	18,594	7,516,656
	Starts Proceed Investment Corp.	2,693	4,255,756
#	Takara Leben Real Estate Investment Corp.	7,168	4,909,849
#	Tokyu REIT, Inc.	9,440	12,487,275
	Tosei Reit Investment Corp.	3,467	3,313,084
	United Urban Investment Corp.	31,308	33,792,931
#	XYMAX REIT Investment Corp.	2,721	2,252,099
TOTAL JAPAN			1,066,693,672
MALAYSIA — (0.5%)
	Al-'Aqar Healthcare REIT	191,600	53,124
	AmFIRST Real Estate Investment Trust	641,440	48,396
#	Axis Real Estate Investment Trust	9,551,107	3,855,832
	Capitaland Malaysia Trust	12,465,011	1,465,533
#	IGB Real Estate Investment Trust	13,625,700	5,017,633
#	KLCCP Stapled Group	2,543,400	3,835,941
	Pavilion Real Estate Investment Trust	2,203,100	596,179
	Sunway Real Estate Investment Trust	15,797,700	5,292,247
#	YTL Hospitality REIT	5,352,300	1,163,700
TOTAL MALAYSIA			21,328,585
MEXICO — (2.7%)
	Asesor de Activos Prisma SAPI de CV	8,125,024	2,804,577
	Concentradora Fibra Danhos SA de CV	3,241,759	4,249,424
Ω	Concentradora Fibra Hotelera Mexicana SA de CV	4,151,669	2,702,490
Ω	FIBRA Macquarie Mexico	12,795,227	24,826,332
*	Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,392,054	533,711
	Fibra Uno Administracion SA de CV	31,658,348	47,586,779
	Prologis Property Mexico SA de CV	4,719,835	17,526,386
	TF Administradora Industrial S de Real de CV	9,831,840	19,992,485
TOTAL MEXICO			120,222,184
NETHERLANDS — (0.7%)
	Eurocommercial Properties NV	542,276	13,706,344
	NSI NV	238,560	5,017,813
	Vastned Retail NV	168,179	3,752,797
#	Wereldhave NV	392,722	7,017,222
TOTAL NETHERLANDS			29,494,176
NEW ZEALAND — (1.5%)
	Argosy Property Ltd.	10,070,991	7,631,843
	Goodman Property Trust	12,190,671	17,116,883
	Kiwi Property Group Ltd.	18,311,716	10,813,731
	Precinct Properties New Zealand Ltd.	14,130,466	11,805,774
#	Property for Industry Ltd.	3,303,842	5,090,190
#	Stride Property Group	4,288,956	4,075,841

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Vital Healthcare Property Trust	5,453,170	$8,029,165
TOTAL NEW ZEALAND			64,563,427
PHILIPPINES — (0.0%)
	AREIT, Inc.	2,700	1,632
SAUDI ARABIA — (0.0%)
	Jadwa REIT Saudi Fund	423	1,409
SINGAPORE — (11.5%)
	AIMS APAC REIT	6,785,254	6,382,578
	ARA U.S. Hospitality Trust	143,100	50,799
	CapitaLand Ascendas REIT	36,211,880	76,574,531
	CapitaLand Ascott Trust	22,065,921	18,585,554
	CapitaLand China Trust	12,891,700	10,091,823
	CapitaLand Integrated Commercial Trust	56,442,211	86,654,828
	CDL Hospitality Trusts	10,706,580	9,582,967
#	EC World Real Estate Investment Trust	2,427,600	548,328
	ESR-LOGOS REIT	66,033,232	17,126,282
	Far East Hospitality Trust	10,756,921	5,216,753
	First Real Estate Investment Trust	16,645,503	3,253,693
	Frasers Centrepoint Trust	10,791,058	17,621,938
	Frasers Hospitality Trust	226,508	81,653
	Frasers Logistics & Commercial Trust	32,294,932	29,657,373
	IREIT Global	2,638,234	863,652
#	Keppel DC REIT	14,432,183	23,784,943
	Keppel Pacific Oak U.S. REIT	8,173,900	2,697,085
	Keppel REIT	20,418,826	13,978,792
	Lendlease Global Commercial REIT	14,857,899	7,599,121
	Lippo Malls Indonesia Retail Trust	55,201,179	746,477
	Manulife U.S. Real Estate Investment Trust	17,749,186	1,862,955
	Mapletree Industrial Trust	22,070,058	37,190,093
	Mapletree Logistics Trust	36,781,347	46,759,541
	Mapletree Pan Asia Commercial Trust	25,036,606	31,096,039
	OUE Commercial Real Estate Investment Trust	15,105,554	3,520,483
	Paragon REIT	42,100	30,249
	Parkway Life Real Estate Investment Trust	4,281,200	12,494,723
	Prime U.S. REIT	3,640,000	662,436
	Sabana Industrial Real Estate Investment Trust	7,626,097	2,381,476
#	Sasseur Real Estate Investment Trust	4,134,800	2,225,786
	Starhill Global REIT	21,913,900	8,485,372
#	Suntec Real Estate Investment Trust	24,617,100	23,887,741
TOTAL SINGAPORE			501,696,064
SOUTH AFRICA — (1.7%)
	Attacq Ltd.	4,773,027	2,286,706
	Equites Property Fund Ltd.	6,970,202	4,421,439
	Fairvest Ltd., Class B	5,907,089	1,033,969
	Growthpoint Properties Ltd.	34,710,611	24,643,832
	Hyprop Investments Ltd.	3,842,634	6,853,945
	Investec Property Fund Ltd.	4,992,592	2,214,657
	Lighthouse Properties PLC	120,628	42,855
	Octodec Investments Ltd.	456,880	230,218
	Redefine Properties Ltd.	68,713,610	13,646,851
	Resilient REIT Ltd.	3,686,989	8,911,949
	SA Corporate Real Estate Ltd.	26,063,727	2,742,237
	Vukile Property Fund Ltd.	9,172,325	6,722,397
TOTAL SOUTH AFRICA			73,751,055

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (0.3%)
	E KOCREF CR-REIT Co. Ltd.	313,055	$1,247,388
	IGIS Residence REIT Co. Ltd.	9,848	28,539
	IGIS Value Plus REIT Co. Ltd.	236,030	839,376
	JR Global Reit	1,175,502	3,716,934
	Koramco Energy Plus Reit	609,737	2,626,796
	Miraeasset Maps Reit1 Co. Ltd.	9,562	23,744
	Shinhan Alpha REIT Co. Ltd.	599,159	2,905,305
TOTAL SOUTH KOREA			11,388,082
SPAIN — (1.3%)
#	Inmobiliaria Colonial Socimi SA	3,054,590	19,718,173
	Lar Espana Real Estate Socimi SA	820,339	5,319,118
	Merlin Properties Socimi SA	3,507,366	32,685,041
TOTAL SPAIN			57,722,332
TAIWAN — (0.3%)
	Cathay No. 1 REIT	10,846,000	6,185,184
	Cathay No. 2 REIT	4,142,000	2,276,716
	Fubon No. 1 REIT	1,308,000	613,469
	Fubon No. 2 REIT	4,032,000	1,784,908
	Shin Kong No.1 REIT	4,876,000	3,352,378
TOTAL TAIWAN			14,212,655
THAILAND — (0.0%)
	WHA Premium Growth Freehold & Leasehold Real Estate InvestmentTrust	5,800	1,779
TURKEY — (0.4%)
*	Akfen Gayrimenkul Yatirim Ortakligi AS	5,832,376	1,086,869
*	AKIS Gayrimenkul Yatirimi AS	3,915,161	1,169,658
	Alarko Gayrimenkul Yatirim Ortakligi AS	615,170	815,328
	Emlak Konut Gayrimenkul Yatirim Ortakligi AS	18,427,307	5,947,524
*	Halk Gayrimenkul Yatirim Ortakligi AS	2,815,306	532,096
*	Is Gayrimenkul Yatirim Ortakligi AS	3,295,032	1,995,108
*	Kiler Gayrimenkul Yatirim Ortakligi AS	3,017,264	350,455
*	Nurol Gayrimenkul Yatirim Ortakligi AS	587,390	157,108
*	Ozak Gayrimenkul Yatirim Ortakligi	3,836,914	1,289,642
	Panora Gayrimenkul Yatirim Ortakligi	592,766	752,279
*	Reysas Gayrimenkul Yatirim Ortakligi AS	574,149	418,398
*	Servet Gayrimenkul Yatirim Ortakligi AS	44,138	495,458
	Torunlar Gayrimenkul Yatirim Ortakligi AS	1,415,148	1,270,401
#*	Vakif Gayrimenkul Yatirim Ortakligi AS	7,635,328	1,065,990
	Yeni Gimat Gayrimenkul Ortakligi AS	497,770	672,706
TOTAL TURKEY			18,019,020
UNITED KINGDOM — (13.4%)
	ABRDN PROPERTY INCOME TRUST Ltd.	4,346,219	2,852,406
	Assura PLC	32,621,782	19,839,851
	Balanced Commercial Property Trust Ltd.	1,555,140	1,385,837
	Big Yellow Group PLC	1,936,349	26,648,344
	British Land Co. PLC	9,356,471	40,599,594
	Capital & Regional PLC	5,467	4,166
	CLS Holdings PLC	795,403	1,428,071
	CT Property Trust Ltd.	127,514	138,733
	Custodian Property Income REIT PLC	3,010,430	3,360,345
	Derwent London PLC	1,042,426	28,327,397
	Ediston Property Investment Co. PLC	939,466	769,405
	Empiric Student Property PLC	6,587,218	7,440,425

DFA International Real Estate Securities Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Great Portland Estates PLC	2,453,505	$13,463,523
#	Hammerson PLC	48,433,357	16,550,710
	Impact Healthcare REIT PLC	1,797,608	2,145,348
*††	Intu Properties PLC	13,154,605	0
	Land Securities Group PLC	7,466,929	62,011,270
	LondonMetric Property PLC	10,398,430	24,669,006
	LXI REIT PLC	16,352,096	19,981,446
	NewRiver REIT PLC	4,284,663	4,560,792
	Palace Capital PLC	27,775	84,032
	Picton Property Income Ltd.	769,508	697,656
	Primary Health Properties PLC	14,113,232	17,142,771
#	PRS REIT PLC	1,678,983	1,778,613
Ω	Regional REIT Ltd.	5,005,806	2,870,313
Ω	Residential Secure Income PLC	132,270	108,319
	Safestore Holdings PLC	2,424,010	27,555,780
	Schroder Real Estate Investment Trust Ltd.	5,590,045	3,097,316
	Segro PLC	13,153,767	128,901,045
#	Shaftesbury Capital PLC	16,166,896	24,856,003
	Target Healthcare REIT PLC	4,990,109	4,702,330
	Town Centre Securities PLC	263	435
Ω	Triple Point Social Housing REIT PLC	348,410	281,606
	Tritax Big Box REIT PLC	20,418,717	36,206,601
	UK Commercial Property REIT Ltd.	2,384,002	1,602,353
	UNITE Group PLC	3,700,227	46,199,408
	Urban Logistics REIT PLC	1,170,100	1,829,457
	Warehouse REIT PLC	313,080	344,749
	Workspace Group PLC	1,757,918	11,200,668
TOTAL UNITED KINGDOM			585,636,124
TOTAL COMMON STOCKS Cost ($4,653,954,914)			4,291,995,485

			Value†
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	6,641,208	76,818,856
TOTAL INVESTMENTS — (100.0%)
(Cost $4,730,769,124)^^			$4,368,814,341
As of July 31, 2023, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	132	09/15/23	$29,488,277	$30,455,700	$967,423
Total Futures Contracts			$29,488,277	$30,455,700	$967,423

DFA International Real Estate Securities Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$277,587	$893,532,366	—	$893,809,953
Belgium	—	155,886,680	—	155,886,680
Canada	231,510,376	—	—	231,510,376
China	—	6,197,765	—	6,197,765
France	—	245,364,952	—	245,364,952
Germany	—	7,065,000	—	7,065,000
Hong Kong	—	180,090,994	—	180,090,994
India	—	1,369	—	1,369
Ireland	5,562,869	—	—	5,562,869
Italy	—	1,773,331	—	1,773,331
Japan	—	1,066,693,672	—	1,066,693,672
Malaysia	—	21,328,585	—	21,328,585
Mexico	120,222,184	—	—	120,222,184
Netherlands	—	29,494,176	—	29,494,176
New Zealand	—	64,563,427	—	64,563,427
Philippines	—	1,632	—	1,632
Saudi Arabia	—	1,409	—	1,409
Singapore	—	501,696,064	—	501,696,064
South Africa	—	73,751,055	—	73,751,055
South Korea	—	11,388,082	—	11,388,082
Spain	—	57,722,332	—	57,722,332
Taiwan	—	14,212,655	—	14,212,655
Thailand	—	1,779	—	1,779
Turkey	—	18,019,020	—	18,019,020
United Kingdom	—	585,636,124	—	585,636,124
Securities Lending Collateral	—	76,818,856	—	76,818,856
Futures Contracts**	967,423	—	—	967,423
TOTAL	$358,540,439	$4,011,241,325	—	$4,369,781,764
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Global Real Estate Securities Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value†
COMMON STOCKS — (65.3%)
UNITED STATES — (65.3%)
	Acadia Realty Trust	430,306	$6,760,107
	Agree Realty Corp.	388,869	25,190,934
	Alexander's, Inc.	9,975	1,928,866
	Alexandria Real Estate Equities, Inc.	711,833	89,463,171
	Alpine Income Property Trust, Inc.	32,771	556,779
	American Assets Trust, Inc.	269,915	6,073,088
	American Homes 4 Rent, Class A	1,448,648	54,295,327
	American Tower Corp.	2,041,054	388,432,987
	Americold Realty Trust, Inc.	1,128,886	36,598,484
	Apartment Income REIT Corp.	705,929	24,382,788
	Apartment Investment & Management Co., Class A	691,791	5,762,619
	Apple Hospitality REIT, Inc.	1,000,627	15,509,718
#*	Ashford Hospitality Trust, Inc.	94,734	378,936
	AvalonBay Communities, Inc.	626,487	118,186,773
*	Bluerock Homes Trust, Inc.	14,660	237,645
#	Boston Properties, Inc.	655,877	43,701,085
#	Braemar Hotels & Resorts, Inc.	232,123	858,855
	Brandywine Realty Trust	832,615	4,204,706
	Brixmor Property Group, Inc.	1,383,499	31,460,767
	Broadstone Net Lease, Inc.	560,549	9,136,949
	BRT Apartments Corp.	32,888	640,329
	Camden Property Trust	472,356	51,529,316
	CareTrust REIT, Inc.	458,689	9,536,144
#	CBL & Associates Properties, Inc.	9,627	209,580
	Centerspace	71,229	4,425,458
	Chatham Lodging Trust	215,541	2,069,194
	City Office REIT, Inc.	200,461	1,096,522
	Clipper Realty, Inc.	12,303	78,739
	Community Healthcare Trust, Inc.	111,295	3,922,036
	Corporate Office Properties Trust	518,412	13,478,712
#	Cousins Properties, Inc.	677,333	16,547,245
	Creative Media & Community Trust Corp.	2,013	9,199
	Crown Castle, Inc.	1,930,586	209,063,158
#	CTO Realty Growth, Inc.	96,992	1,697,360
	CubeSmart	1,001,297	43,416,238
	DiamondRock Hospitality Co.	956,722	8,132,137
#	Digital Realty Trust, Inc.	1,309,024	163,130,571
	Diversified Healthcare Trust	1,078,686	2,254,454
#	Douglas Emmett, Inc.	880,126	12,937,852
#	Easterly Government Properties, Inc.	411,669	6,076,234
	EastGroup Properties, Inc.	195,996	34,726,571
	Elme Communities	396,242	6,438,933
#	Empire State Realty Trust, Inc., Class A	624,448	5,588,810
	EPR Properties	344,556	15,380,980
	Equinix, Inc.	411,284	333,107,137
	Equity Commonwealth	497,410	9,744,262
#	Equity LifeStyle Properties, Inc.	787,334	56,042,434
	Equity Residential	1,602,441	105,664,960
	Essential Properties Realty Trust, Inc.	649,810	15,952,835
	Essex Property Trust, Inc.	285,722	69,587,593
	Extra Space Storage, Inc.	941,132	131,353,823
	Federal Realty Investment Trust	340,631	34,580,859
	First Industrial Realty Trust, Inc.	591,434	30,577,138
	Four Corners Property Trust, Inc.	385,542	10,139,755
	Franklin Street Properties Corp., Class C	446,207	749,628

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	Gaming & Leisure Properties, Inc.	1,170,042	$55,530,193
	Getty Realty Corp.	196,030	6,335,690
#	Gladstone Commercial Corp.	168,618	2,242,619
	Global Medical REIT, Inc.	273,382	2,706,482
	Global Net Lease, Inc.	466,799	4,990,081
	Healthcare Realty Trust, Inc., Class A	1,770,994	34,587,513
	Healthpeak Properties, Inc.	2,445,966	53,395,438
	Hersha Hospitality Trust, Class A	183,034	1,145,793
#	Highwoods Properties, Inc.	486,325	12,289,433
	Host Hotels & Resorts, Inc.	3,166,245	58,258,908
	Hudson Pacific Properties, Inc.	663,921	3,897,216
	Independence Realty Trust, Inc.	987,999	16,835,503
	Industrial Logistics Properties Trust	299,759	1,270,978
#	Innovative Industrial Properties, Inc.	42,909	3,399,680
	InvenTrust Properties Corp.	118,807	2,891,762
	Invitation Homes, Inc.	2,733,139	97,026,434
#	Iron Mountain, Inc.	1,301,913	79,937,458
#	JBG SMITH Properties	565,880	9,467,172
	Kilroy Realty Corp.	508,614	18,157,520
	Kimco Realty Corp.	2,764,884	56,016,550
	Kite Realty Group Trust	1,036,243	23,709,240
	Lamar Advertising Co., Class A	390,499	38,542,251
#	LTC Properties, Inc.	187,699	6,299,178
	LXP Industrial Trust	1,322,329	13,315,853
	Macerich Co.	986,530	12,578,257
#	Medical Properties Trust, Inc.	2,824,625	28,500,466
	Mid-America Apartment Communities, Inc.	520,274	77,864,207
	National Health Investors, Inc.	197,591	10,849,722
	National Storage Affiliates Trust	399,905	13,512,790
	Necessity Retail REIT, Inc.	442,459	3,141,459
	NETSTREIT Corp.	261,895	4,685,302
	NexPoint Residential Trust, Inc.	108,424	4,506,101
#	NNN REIT, Inc.	822,841	35,118,854
#	Office Properties Income Trust	231,988	1,786,308
#	Omega Healthcare Investors, Inc.	1,092,658	34,855,790
	One Liberty Properties, Inc.	76,170	1,556,153
	Orion Office REIT, Inc.	293,597	1,908,381
	Outfront Media, Inc.	640,630	9,904,140
	Paramount Group, Inc.	878,912	4,605,499
#	Park Hotels & Resorts, Inc.	1,012,646	13,802,365
#	Pebblebrook Hotel Trust	588,135	9,086,686
#	Phillips Edison & Co., Inc.	148,162	5,231,600
	Physicians Realty Trust	1,079,133	15,906,420
	Piedmont Office Realty Trust, Inc., Class A	649,789	4,834,430
	Plymouth Industrial REIT, Inc.	113,434	2,582,892
#	Postal Realty Trust, Inc., Class A	49,305	743,026
	Prologis, Inc.	4,099,876	511,459,531
	Public Storage	704,072	198,372,286
	Realty Income Corp.	2,767,207	168,716,611
	Regency Centers Corp.	688,315	45,105,282
	Retail Opportunity Investments Corp.	577,531	8,507,032
	Rexford Industrial Realty, Inc.	907,050	49,969,384
	RLJ Lodging Trust	734,662	7,567,019
	RPT Realty	393,781	4,280,399
	Ryman Hospitality Properties, Inc.	234,821	22,376,093
	Sabra Health Care REIT, Inc.	1,054,951	13,703,813
	Saul Centers, Inc.	60,810	2,344,226
	SBA Communications Corp.	484,466	106,073,831
	Service Properties Trust	758,082	6,436,116

DFA Global Real Estate Securities Portfolio
CONTINUED
		Shares	Value†
UNITED STATES — (Continued)
	Simon Property Group, Inc.	1,458,521	$181,731,717
	SITE Centers Corp.	878,218	12,338,963
#	SL Green Realty Corp.	299,429	11,291,468
*††	Spirit MTA REIT Escrow	183,367	0
	Spirit Realty Capital, Inc.	628,364	25,341,920
#	STAG Industrial, Inc.	772,681	28,048,320
	Summit Hotel Properties, Inc.	495,000	3,187,800
	Sun Communities, Inc.	553,834	72,164,570
	Sunstone Hotel Investors, Inc.	958,835	9,770,529
#	Tanger Factory Outlet Centers, Inc.	480,198	11,241,435
	Terreno Realty Corp.	372,611	22,110,737
	UDR, Inc.	1,474,492	60,277,233
	UMH Properties, Inc.	229,547	3,821,958
#	Uniti Group, Inc.	1,132,202	6,317,687
	Universal Health Realty Income Trust	58,613	2,797,598
	Urban Edge Properties	538,505	9,159,970
	Urstadt Biddle Properties, Inc.	6,002	134,685
	Urstadt Biddle Properties, Inc., Class A	131,380	2,979,698
	Ventas, Inc.	1,780,921	86,410,287
*	Veris Residential, Inc.	388,320	7,253,818
	VICI Properties, Inc.	4,476,709	140,926,799
#	Vornado Realty Trust	804,456	18,084,171
#	Welltower, Inc.	2,205,834	181,209,263
	Whitestone REIT	214,745	2,216,168
	WP Carey, Inc.	951,999	64,288,492
	Xenia Hotels & Resorts, Inc.	546,376	6,938,975
TOTAL UNITED STATES			5,287,772,457
AFFILIATED INVESTMENT COMPANIES — (32.5%)
UNITED STATES — (32.5%)
	Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	690,404,219	2,589,015,821
	Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,231,462	46,980,263
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES			2,635,996,084
TOTAL INVESTMENT SECURITIES (Cost $7,905,204,142)			7,923,768,541

SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	15,676,566	181,330,839
TOTAL INVESTMENTS — (100.0%)
(Cost $8,086,533,095)^^			$8,105,099,380
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$5,287,772,457	—	—	$5,287,772,457
Affiliated Investment Companies	2,635,996,084	—	—	2,635,996,084
Securities Lending Collateral	—	$181,330,839	—	181,330,839
TOTAL	$7,923,768,541	$181,330,839	—	$8,105,099,380

DFA Global Real Estate Securities Portfolio
CONTINUED

DFA International Small Cap Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.9%)
AUSTRALIA — (5.9%)
#	29Metals Ltd.	97,208	$47,286
*	A2B Australia Ltd.	37,470	42,248
	Accent Group Ltd.	1,581,008	1,880,319
	Acrow Formwork & Construction Services Ltd.	3,551	1,957
	Adairs Ltd.	463,901	531,340
	Adbri Ltd.	3,429,561	5,749,032
#*	Aeris Resources Ltd.	181,399	46,586
*	Ainsworth Game Technology Ltd.	814,002	587,978
*	Alkane Resources Ltd.	2,172,211	1,036,045
*	Alliance Aviation Services Ltd.	257,340	567,567
	AMP Ltd.	1,414,400	1,076,283
	Ansell Ltd.	947,811	15,392,160
#*	Appen Ltd.	995,992	1,523,932
	ARN Media Ltd.	2,792,376	1,950,797
#*	Aurelia Metals Ltd.	11,367,550	706,536
	Aurelia Metals Ltd.	1,018,819	62,959
	Austal Ltd.	4,788,478	7,086,398
	Austin Engineering Ltd.	656,808	123,734
*	Australian Agricultural Co. Ltd.	2,914,239	2,923,905
#	Australian Vintage Ltd.	612,478	170,826
	Auswide Bank Ltd.	14,609	56,647
	AVJennings Ltd.	1,267,073	373,848
	Bank of Queensland Ltd.	1,167,327	4,743,719
	Bapcor Ltd.	2,426,704	10,209,417
	Base Resources Ltd.	1,999,653	235,574
*	BCI Minerals Ltd.	917,845	166,847
	Beach Energy Ltd.	26,277,817	28,652,945
	Bega Cheese Ltd.	4,318,522	9,458,899
#	Bell Financial Group Ltd.	49,868	35,540
	Bendigo & Adelaide Bank Ltd.	79,928	503,327
*	Boral Ltd.	108,302	317,968
#	Bravura Solutions Ltd.	3,472,458	1,167,361
	Brickworks Ltd.	928,664	16,199,615
*	BWX Ltd.	1,263,882	169,790
	Calima Energy Ltd.	1,517,494	94,154
	Capral Ltd.	28,874	145,589
*††	CDS Technologies Ltd.	15,209	0
#	Cedar Woods Properties Ltd.	991,142	3,347,818
	Challenger Ltd.	102,146	493,714
*	Cooper Energy Ltd.	38,883,355	3,793,815
	Costa Group Holdings Ltd.	3,465,183	7,728,355
	Credit Corp. Group Ltd.	159,431	2,538,631
	CSR Ltd.	1,748,164	6,743,401
#	DDH1 Ltd.	131,455	82,181
	Domain Holdings Australia Ltd.	214,028	586,050
	Downer EDI Ltd.	10,478,815	30,978,702
	Elanor Investor Group	68,066	77,026
	Elders Ltd.	825,915	4,049,319
#	Emeco Holdings Ltd.	2,619,610	1,260,514
	Enero Group Ltd.	24,327	29,279
	EQT Holdings Ltd.	35,138	617,965
	Estia Health Ltd.	3,129,699	5,859,934
	EVT Ltd.	563,088	4,633,367
	Fenix Resources Ltd.	218,733	44,124
	Finbar Group Ltd.	11,796	5,665

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	FleetPartners Group Ltd.	4,437,897	$7,668,411
#*	Fleetwood Ltd.	1,233,646	1,807,240
	G8 Education Ltd.	12,054,076	8,919,527
	GrainCorp Ltd., Class A	4,783,456	26,037,685
	Grange Resources Ltd.	8,550,873	3,113,100
	GTN Ltd.	74,832	21,159
	GUD Holdings Ltd.	705,550	4,738,833
	GWA Group Ltd.	1,684,670	2,224,470
#	Harvey Norman Holdings Ltd.	1,276,690	3,247,980
	Healius Ltd.	10,261,933	19,827,362
	Helia Group Ltd.	6,335,205	16,540,734
	Horizon Oil Ltd.	118,216	11,933
#	Humm Group Ltd.	4,046,014	1,224,474
	Insignia Financial Ltd.	9,089,880	18,264,440
	IVE Group Ltd.	1,287,221	1,998,421
	Jupiter Mines Ltd.	1,747,299	241,219
*	Karoon Energy Ltd.	1,103,688	1,663,028
	Kelsian Group Ltd.	185,568	867,591
*††	Lednium Technology Pty. Ltd.	438,495	0
	Link Administration Holdings Ltd.	4,305,127	4,434,394
	Lycopodium Ltd.	4,750	32,099
	Macmahon Holdings Ltd.	8,442,434	824,685
#	Magellan Financial Group Ltd.	786,348	4,942,978
	McPherson's Ltd.	1,720,004	602,355
*	Metals X Ltd.	255,210	53,458
	Michael Hill International Ltd.	416,865	257,147
*	MMA Offshore Ltd.	1,687,457	1,481,667
	Monadelphous Group Ltd.	142,330	1,306,743
	Monash IVF Group Ltd.	5,019,180	4,064,013
#*	Mount Gibson Iron Ltd.	11,440,679	3,624,675
	Myer Holdings Ltd.	11,393,016	4,867,775
	MyState Ltd.	1,378,345	3,304,705
#	Navigator Global Investments Ltd.	1,080,469	1,054,709
	New Hope Corp. Ltd.	2,360,241	8,452,629
#	Nickel Industries Ltd.	13,121,993	7,313,363
	Nine Entertainment Co. Holdings Ltd.	6,092,364	8,785,926
	NRW Holdings Ltd.	7,050,496	13,070,094
	Nufarm Ltd.	5,889,437	21,321,605
*	Nuix Ltd.	14,040	15,143
#	OM Holdings Ltd.	97,211	35,913
	oOh!media Ltd.	4,163,230	3,910,678
	Pacific Current Group Ltd.	70,198	482,414
	Pact Group Holdings Ltd.	966,849	501,047
	Peet Ltd.	3,093,792	2,609,919
#	PeopleIN Ltd.	22,473	37,038
*	Perenti Ltd.	10,719,870	8,628,669
	Perpetual Ltd.	298,887	4,961,623
	Perseus Mining Ltd.	17,398,725	20,457,187
#	Peter Warren Automotive Holdings Ltd.	196,341	336,679
*	PEXA Group Ltd.	559,750	4,993,638
	Premier Investments Ltd.	363,127	5,414,182
	Propel Funeral Partners Ltd.	129,988	384,321
	Ramelius Resources Ltd.	11,212,757	9,690,958
*	Regis Resources Ltd.	12,193,748	13,868,222
#*	Reject Shop Ltd.	261,497	918,018
	Reliance Worldwide Corp. Ltd.	4,882,944	13,872,109
#*	Resolute Mining Ltd.	35,785,522	8,718,821
*	Retail Food Group Ltd.	440,548	15,996
	Ridley Corp. Ltd.	5,087,656	6,730,666

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Sandfire Resources Ltd.	7,942,064	$36,304,935
	Select Harvests Ltd.	2,268,894	6,409,206
#	Servcorp Ltd.	409,955	812,142
	Service Stream Ltd.	6,051,301	3,703,392
*	Seven West Media Ltd.	223,409	57,837
	SG Fleet Group Ltd.	49,174	86,560
	Shaver Shop Group Ltd.	1,100,901	829,372
	Sigma Healthcare Ltd.	13,376,143	7,060,274
*	Silver Lake Resources Ltd.	15,014,709	9,063,579
	Sims Ltd.	3,005,429	30,657,556
#	Solvar Ltd.	2,568,568	3,016,118
	Southern Cross Electrical Engineering Ltd.	209,262	97,066
#	Southern Cross Media Group Ltd.	1,121,993	709,711
*††	SpeedCast International Ltd.	59,723	0
	SRG Global Ltd.	527,205	264,023
*	Star Entertainment Group Ltd.	10,652,822	7,533,475
	Sunland Group Ltd.	1,977,170	1,393,511
	Super Retail Group Ltd.	1,723,419	14,303,802
*	Superloop Ltd.	2,562,717	1,146,964
	Tabcorp Holdings Ltd.	23,445,225	16,631,659
††	Ten Sixty Four Ltd.	500,279	144,496
*	United Malt Group Ltd.	5,437,857	17,625,869
*††	Virgin Australia Holdings Pty. Ltd.	39,419,376	0
Ω	Viva Energy Group Ltd.	1,513,967	3,212,012
*	West African Resources Ltd.	3,220,287	1,953,498
*	Westgold Resources Ltd.	5,493,697	6,160,615
TOTAL AUSTRALIA			670,882,528
AUSTRIA — (0.7%)
	Agrana Beteiligungs AG	363,436	6,474,517
Ω	BAWAG Group AG	225,713	10,996,153
	EVN AG	47,965	1,136,958
	Oberbank AG	11,173	1,474,137
	POLYTEC Holding AG	36,601	185,106
	Porr AG	58,797	819,663
*	Raiffeisen Bank International AG	505,092	8,167,042
	Semperit AG Holding	37,112	828,794
	Strabag SE	718	30,128
	UNIQA Insurance Group AG	199,669	1,630,943
	Vienna Insurance Group AG Wiener Versicherung Gruppe	414,248	11,079,485
	voestalpine AG	954,770	31,550,711
	Zumtobel Group AG	168,909	1,475,880
TOTAL AUSTRIA			75,849,517
BELGIUM — (1.6%)
	Ackermans & van Haaren NV	282,427	49,175,039
	Ageas SA	19,976	845,649
*	AGFA-Gevaert NV	1,522,322	3,915,798
	Bekaert SA	847,612	40,457,164
#	bpost SA	280,303	1,349,881
	Cie d'Entreprises CFE	51,813	524,053
	Deceuninck NV	1,416,691	3,594,406
*	Deme Group NV	30,815	4,080,819
	Euronav NV	2,283,177	37,511,753
*	Galapagos NV	144,183	6,059,203
	Gimv NV	188,160	8,689,026
*	Greenyard NV	72,342	531,174
	Immobel SA	19,422	768,253

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
#*	Ontex Group NV	26,323	$225,593
	Proximus SADP	698,027	5,351,619
#	Recticel SA	554,824	7,044,241
	Roularta Media Group NV	10,995	190,912
	Sipef NV	89,430	5,573,660
	Tessenderlo Group SA	106,191	3,561,940
	VGP NV	8,307	886,880
	Viohalco SA	35,319	254,621
TOTAL BELGIUM			180,591,684
CANADA — (12.9%)
*	5N Plus, Inc.	82,440	231,318
#	Acadian Timber Corp.	111,077	1,415,155
	ADENTRA, Inc.	16,331	431,357
*	Advantage Energy Ltd.	3,145,830	22,186,493
#	Aecon Group, Inc.	1,134,943	9,441,720
	Africa Oil Corp.	68,415	161,874
	AGF Management Ltd., Class B	1,333,476	7,938,260
	Agnico Eagle Mines Ltd.	484,368	25,392,623
*	Aimia, Inc.	58,791	148,465
	Alamos Gold, Inc., Class A	7,286,317	90,011,834
#	Alaris Equity Partners Income	340,992	4,075,406
#	Algoma Central Corp.	307,731	3,542,530
	Amerigo Resources Ltd.	84,315	103,583
#	Andrew Peller Ltd., Class A	36,665	114,000
*	Argonaut Gold, Inc.	2,550,366	1,083,081
	B2Gold Corp.	14,685,789	51,179,689
#*	Baytex Energy Corp.	996,055	4,018,513
#	Birchcliff Energy Ltd.	5,532,009	33,058,227
	Bird Construction, Inc.	4,700	31,615
	Black Diamond Group Ltd.	1,005,535	4,697,301
*	Bonterra Energy Corp.	245,344	1,265,187
	Calfrac Well Services Ltd.	16,706	66,892
	Canaccord Genuity Group, Inc.	1,166,180	7,340,305
	Canadian Western Bank	1,891,896	37,804,921
*	Canfor Corp.	1,020,635	16,106,938
*	Capstone Copper Corp.	2,048,287	10,702,383
#	Cardinal Energy Ltd.	1,078,692	5,873,437
#	Cascades, Inc.	2,323,197	21,176,831
*	Celestica, Inc.	2,300,460	50,557,466
	Centerra Gold, Inc.	4,524,769	29,029,345
	CES Energy Solutions Corp.	1,479,948	3,153,721
	Chesswood Group Ltd.	56,300	356,505
	Cogeco Communications, Inc.	93,061	4,714,978
	Cogeco, Inc.	44,702	1,768,893
*	Conifex Timber, Inc.	21,950	22,472
#	Corus Entertainment, Inc., Class B	3,399,796	3,738,448
#	Crescent Point Energy Corp.	10,780,060	87,406,201
*	Crew Energy, Inc.	2,600,270	10,983,585
	Dexterra Group, Inc.	249,124	1,095,757
#	Doman Building Materials Group Ltd.	656,210	3,369,007
*	Dorel Industries, Inc., Class B	53,101	238,796
	DREAM Unlimited Corp., Class A	236,825	3,715,845
	Dundee Precious Metals, Inc.	3,015,064	20,967,002
	ECN Capital Corp.	296,622	589,352
	E-L Financial Corp. Ltd.	6,159	4,326,363
#,*	Eldorado Gold Corp.	3,032,303	29,743,416
	Enerflex Ltd.	737,536	5,984,632
*	Ensign Energy Services, Inc.	2,033,727	3,855,699

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	EQB, Inc.	511,080	$30,157,460
#*	Equinox Gold Corp.	3,002,170	15,805,017
	Exco Technologies Ltd.	360,519	2,414,123
	Firm Capital Mortgage Investment Corp.	171,832	1,368,245
#	First Majestic Silver Corp.	37,760	252,237
#*	Fortuna Silver Mines, Inc.	4,153,186	14,770,028
*	Frontera Energy Corp.	422,003	3,427,484
#	GoldMoney, Inc.	1,640	11,952
	Gran Tierra Energy, Inc.	460,110	3,269,425
	Guardian Capital Group Ltd., Class A	86,770	2,677,489
*	Heroux-Devtek, Inc.	242,947	2,859,392
	High Liner Foods, Inc.	265,296	2,834,733
#	Home Capital Group, Inc.	1,308,749	42,498,489
#	Hudbay Minerals, Inc.	4,531,373	27,006,825
*	IAMGOLD Corp.	6,406,634	17,485,845
	InPlay Oil Corp.	27,400	56,103
*	Interfor Corp.	896,563	16,045,870
*	Kelt Exploration Ltd.	1,306,245	6,310,077
*	Knight Therapeutics, Inc.	759,116	2,780,518
#	KP Tissue, Inc.	7,820	61,616
	Lassonde Industries, Inc., Class A	14,158	1,328,457
#	Laurentian Bank of Canada	962,431	28,997,371
	Leon's Furniture Ltd.	2,558	43,084
#*††	Lightstream Resources Ltd.	2,048,004	0
	Linamar Corp.	955,481	55,445,650
*	Lucara Diamond Corp.	42,000	12,900
	Lundin Mining Corp.	477,075	4,265,510
	Magellan Aerospace Corp.	91,875	560,872
*	Mandalay Resources Corp.	8,398	10,763
	Martinrea International, Inc.	2,156,491	24,154,531
*	MDA Ltd.	82,913	523,767
	Medical Facilities Corp.	35,821	232,260
*	MEG Energy Corp.	4,542,554	80,988,469
	Melcor Developments Ltd.	150,809	1,303,775
*††	Mercator Minerals Ltd.	861,957	0
#	Methanex Corp.	353,066	15,904,389
#	Mullen Group Ltd.	1,011,134	12,161,366
	Neo Performance Materials, Inc.	39,626	256,330
*	New Gold, Inc.	1,979,444	2,323,326
*	NuVista Energy Ltd.	2,645,320	22,849,274
#,*	Obsidian Energy Ltd.	281,786	2,012,279
	OceanaGold Corp.	13,236,898	27,705,485
	Onex Corp.	171,484	10,532,354
#	Organigram Holdings, Inc.	7,111	10,731
	Osisko Gold Royalties Ltd.	227,386	3,369,901
#	Pan American Silver Corp.	2,097,141	35,490,524
#	Paramount Resources Ltd., Class A	694,733	16,421,963
	Parex Resources, Inc.	1,568,653	34,747,927
	Park Lawn Corp.	36,944	646,622
#*	Petrus Resources Ltd.	63,260	78,196
#	Peyto Exploration & Development Corp.	2,763,965	23,853,124
	Pizza Pizza Royalty Corp.	475,916	5,424,500
	Polaris Renewable Energy, Inc.	349,776	3,809,034
	PrairieSky Royalty Ltd.	578,278	11,494,078
*	Precision Drilling Corp.	191,813	12,740,249
#	Quarterhill, Inc.	1,322,497	1,534,464
	Russel Metals, Inc.	723,298	21,287,829
*	Shawcor Ltd.	341,736	5,209,035
*	SNDL, Inc.	172,438	287,971

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*††	Sonde Resources Corp.	463,104	$0
*††	Southern Pacific Resource Corp.	156,000	0
#	SSR Mining, Inc.	3,232,053	47,069,699
	Stella-Jones, Inc.	118,329	6,008,653
#*Ω	STEP Energy Services Ltd.	86,521	255,892
	Supremex, Inc.	16,500	79,832
#	Surge Energy, Inc.	217,114	1,363,291
#	Tamarack Valley Energy Ltd.	1,866,564	5,109,996
	Tidewater Midstream & Infrastructure Ltd.	1,996,890	1,635,492
	Timbercreek Financial Corp.	1,014,344	5,738,449
*	Torex Gold Resources, Inc.	1,098,776	15,415,278
	Total Energy Services, Inc.	507,735	3,942,826
	TransAlta Corp.	589,786	6,015,714
	Transcontinental, Inc., Class A	1,238,303	12,292,410
	Trican Well Service Ltd.	45,813	143,833
*	Uni-Select, Inc.	197,215	7,163,841
	Vermilion Energy, Inc.	1,167,655	16,258,731
	VersaBank	39,241	344,384
*	Victoria Gold Corp.	9,246	59,670
	Wajax Corp.	209,545	4,308,016
*	Well Health Technologies Corp.	32,029	114,645
	Western Forest Products, Inc.	2,487,401	1,942,914
#	Whitecap Resources, Inc.	4,648,893	37,123,453
*	Yangarra Resources Ltd.	406,155	594,456
TOTAL CANADA			1,458,310,184
CHINA — (0.1%)
*	AustAsia Group Ltd.	438,992	101,466
Ω	BOC Aviation Ltd.	29,800	249,788
	China Gold International Resources Corp. Ltd.	2,930,833	11,757,560
*	Fountain SET Holdings Ltd.	2,464,000	200,981
*	Goodbaby International Holdings Ltd.	998,000	73,470
*††	Hanfeng Evergreen, Inc.	707,267	0
	SIIC Environment Holdings Ltd.	6,565,500	1,013,484
TOTAL CHINA			13,396,749
DENMARK — (3.3%)
	Alm Brand AS	251,204	400,358
	BankNordik P/F	1,339	29,929
	D/S Norden AS	502,798	25,187,164
	Dfds AS	551,765	19,780,960
	FLSmidth & Co. AS	499,148	23,616,542
	GronlandsBANKEN AS	1,455	137,365
	H Lundbeck AS	2,719,096	13,496,089
	H Lundbeck AS, Class A	233,923	1,049,078
#*	H+H International AS, Class B	92,002	1,150,588
*	Harboes Bryggeri AS, Class B	3,226	33,365
*	Jyske Bank AS	1,133,155	85,717,146
	Matas AS	640,134	9,406,876
*	Nilfisk Holding AS	23,569	443,902
*	NKT AS	75,239	4,298,876
*Ω	NNIT AS	5,053	60,820
	North Media AS	31,476	292,470
	Per Aarsleff Holding AS	462,235	21,940,246
	Rockwool AS, Class A	2,070	553,992
	Rockwool AS, Class B	27,188	7,312,460
Ω	Scandinavian Tobacco Group AS, Class A	1,143,320	19,887,606
	Schouw & Co. AS	363,558	28,848,688

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Solar AS, Class B	41,481	$3,100,847
	Spar Nord Bank AS	1,944,126	30,912,838
	Sparekassen Sjaelland-Fyn AS	63,173	1,696,599
	Sydbank AS	1,473,428	70,663,018
	TORM PLC, Class A	130,660	3,215,993
	UIE PLC	123,246	3,299,280
TOTAL DENMARK			376,533,095
FINLAND — (2.0%)
	Aktia Bank Oyj	451,779	4,669,959
	Aspo Oyj	25,860	195,249
	Atria Oyj	285,366	3,006,284
	Cargotec Oyj, Class B	914,468	43,675,274
Ω	Enento Group Oyj	8,443	204,846
#	Fiskars Oyj Abp	234,477	4,179,535
*	HKScan Oyj, Class A	422,207	343,259
	Huhtamaki Oyj	207,174	7,364,522
	Kemira Oyj	2,748,707	43,115,252
	Konecranes Oyj	829,053	30,133,319
#	Metsa Board Oyj, Class B	3,628,663	29,275,569
	Oma Saastopankki Oyj	31,923	767,540
	Oriola Oyj, Class B	345,543	420,812
	Outokumpu Oyj	5,856,186	30,297,867
	Raisio Oyj, Class V	737,938	1,560,027
	Rapala VMC Oyj	65,343	228,133
	Sanoma Oyj	8,737	69,125
*	Teleste Oyj	13,547	53,114
Ω	Terveystalo Oyj	425,160	3,451,116
	TietoEVRY Oyj	784,583	20,016,745
#	YIT Oyj	235,995	569,417
TOTAL FINLAND			223,596,964
FRANCE — (4.7%)
	AKWEL	157,992	2,844,556
Ω	ALD SA	292,380	3,106,386
	Altamir	336,992	10,187,615
	Arkema SA	84,237	9,084,034
	Assystem SA	28,662	1,442,100
	Axway Software SA	3,827	100,516
	Bigben Interactive	54,993	286,315
	Bonduelle SCA	230,248	2,740,547
#*	Casino Guichard Perrachon SA	317,646	828,009
*	CGG SA	10,270,644	7,226,030
	Chargeurs SA	7,081	87,064
	Cie des Alpes	348,080	5,118,809
	Cie Plastic Omnium SA	21,132	411,541
#	Clariane SE	700,117	5,451,654
	Coface SA	1,436,944	21,049,633
	Derichebourg SA	1,113,086	6,862,673
	Elis SA	3,475,549	71,805,214
	Etablissements Maurel et Prom SA	638,790	3,012,721
	Eurazeo SE	89,473	5,463,198
#	Eutelsat Communications SA	1,937,155	13,049,006
	Exel Industries, Class A	525	31,060
	Fnac Darty SA	231,941	8,085,782
*	Forvia	905,694	22,759,059
*	Gaumont SA	11,739	1,256,010
*	GL Events	163,560	3,311,627

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Groupe Crit	8,575	$739,358
	Groupe SFPI	140,840	297,827
	Guerbet	16,256	381,829
*	Haulotte Group SA	17,627	58,751
	Imerys SA	367,799	12,771,897
	IPSOS	286,834	14,338,827
	Jacquet Metals SACA	304,457	6,074,732
	LISI	17,276	451,574
Ω	Maisons du Monde SA	235,677	2,474,555
	Manitou BF SA	8,376	241,771
	Mersen SA	353,047	16,616,777
	Metropole Television SA	6,838	96,592
*	Nacon SA	10,999	23,982
	Nexity SA	490,259	8,301,240
#*	OL Groupe SA	45,894	151,289
*	Plastiques Du Val De Loire	77,368	243,324
#	Quadient SA	580,648	12,945,163
	Rexel SA	2,789,769	67,295,524
	Rothschild & Co.	416,616	17,698,754
	Samse SACA	990	205,712
	Savencia SA	117,229	6,987,604
	SCOR SE	1,724,760	51,545,253
	Seche Environnement SA	29,258	3,746,211
	SES SA	5,435,153	35,211,629
*Ω	SMCP SA	347,575	2,607,900
	Societe BIC SA	20,622	1,260,720
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	5,902	714,150
	Societe LDC SA	264	36,843
	Television Francaise 1	623,940	5,102,454
	Totalenergies EP Gabon	9,168	1,813,607
	Valeo	1,929,065	43,604,926
	Vicat SA	269,688	9,167,388
	VIEL & Cie SA	25,721	217,893
	Vranken-Pommery Monopole SA	17,057	335,838
*Ω	X-Fab Silicon Foundries SE	30,542	370,198
TOTAL FRANCE			529,733,251
GERMANY — (4.9%)
	1&1 AG	601,646	6,859,233
	7C Solarparken AG	249,080	1,040,819
	Aurubis AG	564,550	53,142,356
#	BayWa AG	306,513	12,845,351
Ω	Befesa SA	20,448	783,659
	Bertrandt AG	27,318	1,434,572
	Bijou Brigitte AG	44,636	2,253,040
	Bilfinger SE	326,658	11,826,396
*	Borussia Dortmund GmbH & Co. KGaA	1,114,796	5,323,511
	CANCOM SE	56,628	1,630,477
*	CECONOMY AG	229,844	688,716
	CropEnergies AG	459,390	4,621,600
	Deutsche Beteiligungs AG	184,784	6,156,527
	Deutz AG	1,913,486	10,528,616
	DMG Mori AG	5,396	252,160
	Draegerwerk AG & Co. KGaA	37,616	1,669,998
	Duerr AG	122,169	3,811,732
Ω	DWS Group GmbH & Co. KGaA	147,030	5,161,753
	Elmos Semiconductor SE	4,744	422,539
	ElringKlinger AG	491,971	4,218,972
*	flatexDEGIRO AG	45,212	445,688

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	FORTEC Elektronik AG	1,354	$42,301
*	Fraport AG Frankfurt Airport Services Worldwide	284,791	15,046,913
	Freenet AG	348,074	8,615,935
	Gerresheimer AG	61,118	7,239,047
	Gesco SE	105,968	2,646,268
#	GRENKE AG	96,152	2,651,943
	H&R GmbH & Co. KGaA	212,100	1,228,527
#	Hamburger Hafen und Logistik AG	134,569	1,768,773
#*	Heidelberger Druckmaschinen AG	666,693	1,062,396
*	Highlight Communications AG	11,679	43,422
	Hornbach Holding AG & Co. KGaA	156,096	12,625,874
	Indus Holding AG	350,201	9,372,076
Ω	Instone Real Estate Group SE	66,943	465,181
	Jenoptik AG	9,807	317,204
Ω	JOST Werke SE	20,583	1,199,283
	K&S AG	3,123,469	59,637,579
	KION Group AG	520,532	21,811,863
	Kloeckner & Co. SE	1,374,368	14,556,370
*	Koenig & Bauer AG	99,766	1,914,678
	Krones AG	44,112	5,315,605
	KSB SE & Co. KGaA	5,653	4,045,861
	KWS Saat SE & Co. KGaA	20,438	1,286,694
	Lanxess AG	712,149	24,018,073
*	Mediclin AG	489,105	1,657,282
*	Medios AG	5,836	112,462
*	METRO AG	1,113,054	9,678,209
	MLP SE	1,312,946	7,877,683
	Mutares SE & Co. KGaA	33,740	814,302
	Norma Group SE	197,396	3,482,759
	PNE AG	428,955	6,282,433
#	ProSiebenSat.1 Media SE	1,106,674	11,001,757
	PWO AG	5,898	214,301
*	q.beyond AG	1,269,689	935,411
	RTL Group SA	29,957	1,293,995
	SAF-Holland SE	750,702	10,727,227
	Salzgitter AG	704,421	24,412,081
#*	SGL Carbon SE	33,170	277,523
	Siltronic AG	90,200	7,940,548
	Software AG	16,508	566,766
	Suedzucker AG	1,000,080	17,313,650
	Surteco Group SE	92,185	1,792,484
	Synlab AG	79,630	788,642
	Takkt AG	466,739	6,705,659
	Technotrans SE	1,248	36,519
	thyssenkrupp AG	6,827,107	54,278,047
	United Internet AG	466,157	6,978,872
*	Vitesco Technologies Group AG, Class A	140,476	12,014,061
	Vossloh AG	80,816	3,624,144
	Wacker Chemie AG	40,102	6,231,362
	Wacker Neuson SE	718,537	18,637,831
	Wuestenrot & Wuerttembergische AG	249,522	4,318,305
TOTAL GERMANY			552,023,896
GREECE — (0.0%)
*††	Michaniki SA	986,718	0
*††	Tropea Holding SA	4,581	0
HONG KONG — (2.0%)
	Aeon Credit Service Asia Co. Ltd.	1,218,000	866,970

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Allied Group Ltd.	32,360,000	$6,980,273
	Asia Financial Holdings Ltd.	3,250,106	1,398,623
*	Asia Standard Hotel Group Ltd.	4,384,077	59,184
*	Asia Standard International Group Ltd.	11,127,503	868,568
	Associated International Hotels Ltd.	917,000	947,940
	Bank of East Asia Ltd.	5,561,586	8,538,887
*	BOCOM International Holdings Co. Ltd.	3,191,000	166,901
*	Century City International Holdings Ltd.	26,295,300	860,895
	Chen Hsong Holdings	2,492,000	544,992
	Cheuk Nang Holdings Ltd.	5,095,016	1,174,343
	Chevalier International Holdings Ltd.	2,422,858	2,210,992
*	China Energy Development Holdings Ltd.	4,910,000	46,501
	Chinney Investments Ltd.	1,176,000	175,036
	Chow Sang Sang Holdings International Ltd.	3,879,000	4,524,175
	Chuang's China Investments Ltd.	22,154,415	567,795
	Chuang's Consortium International Ltd.	17,109,520	1,273,898
	CITIC Telecom International Holdings Ltd.	10,987,000	4,412,924
Ω	Crystal International Group Ltd.	677,000	245,769
	CSI Properties Ltd.	106,105,476	1,839,312
*††	CW Group Holdings Ltd.	1,696,500	0
	Dah Sing Banking Group Ltd.	6,714,288	5,030,094
	Dah Sing Financial Holdings Ltd.	2,688,156	6,641,396
	Dickson Concepts International Ltd.	1,989,000	1,117,417
	Eagle Nice International Holdings Ltd.	1,116,000	644,193
*††	EcoGreen International Group Ltd.	3,623,840	165,558
	Emperor International Holdings Ltd.	21,650,333	1,512,661
	Emperor Watch & Jewellery Ltd.	53,310,000	1,344,716
*	Esprit Holdings Ltd.	1,512,500	110,874
	Far East Consortium International Ltd.	30,466,443	7,201,799
	First Pacific Co. Ltd.	26,296,000	9,533,951
*Ω	FIT Hon Teng Ltd.	8,177,000	1,431,810
	Get Nice Financial Group Ltd.	5,013,324	431,840
	Giordano International Ltd.	1,190,000	423,409
	Glorious Sun Enterprises Ltd.	3,412,000	371,258
*	Gold Peak Technology Group Ltd., Class L	7,106,907	483,459
	Golden Resources Development International Ltd.	9,185,000	802,323
*††	Good Resources Holdings, Ltd.	500,000	0
*	GR Properties Ltd.	408,000	47,622
	Great Eagle Holdings Ltd.	3,280,240	6,125,781
	G-Resources Group Ltd.	1,353,850	291,334
	Guotai Junan International Holdings Ltd.	20,901,000	1,803,461
#*	Haitong International Securities Group Ltd.	17,456,367	1,637,905
	Hang Lung Group Ltd.	4,819,000	7,535,915
	Hanison Construction Holdings Ltd.	7,678,724	1,085,906
*	Harbour Centre Development Ltd.	2,192,000	2,031,345
	HKR International Ltd.	15,933,357	3,995,832
	Hon Kwok Land Investment Co. Ltd.	5,902,935	1,475,167
	Hong Kong Economic Times Holdings Ltd.	64,000	9,765
	Hong Kong Ferry Holdings Co. Ltd.	2,496,000	1,638,366
*	Hongkong & Shanghai Hotels Ltd.	7,532,841	6,742,189
	Hongkong Chinese Ltd.	19,979,100	1,140,035
*††	Hsin Chong Group Holdings Ltd.	24,669,006	0
	Hung Hing Printing Group Ltd.	6,999,275	934,562
	Hutchison Telecommunications Hong Kong Holdings Ltd.	22,788,000	3,476,417
*	IPE Group Ltd.	10,020,000	684,870
*	IRC Ltd.	75,152,000	896,478
	Jacobson Pharma Corp. Ltd.	650,000	81,059
	Johnson Electric Holdings Ltd.	3,652,226	5,034,935
	K Wah International Holdings Ltd.	7,576,000	2,481,373

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Kader Holdings Co. Ltd.	106,000	$6,736
	Keck Seng Investments Hong Kong Ltd.	922,000	282,899
	Kerry Logistics Network Ltd.	1,903,500	2,350,288
	Kerry Properties Ltd.	4,386,000	9,482,370
	Kowloon Development Co. Ltd.	8,136,277	8,570,384
*	Kwoon Chung Bus Holdings Ltd.	218,000	48,952
*	Lai Sun Development Co. Ltd.	8,087,796	1,421,138
*	Lai Sun Garment International Ltd.	14,296,359	2,477,118
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	3,531,000	476,859
*	Lerado Financial Group Co. Ltd.	65,840	1,323
	Lippo China Resources Ltd.	488,800	41,345
*	Lippo Ltd.	4,573,500	987,735
	Liu Chong Hing Investment Ltd.	3,872,000	3,026,467
	Luk Fook Holdings International Ltd.	795,000	2,099,044
	Lung Kee Bermuda Holdings	658,000	160,681
*	Magnificent Hotel Investment Ltd.	37,684,600	537,188
*	Mason Group Holdings Ltd.	8,460,400	35,817
*	Midland Holdings Ltd.	1,815,969	177,612
	Miramar Hotel & Investment	2,226,000	3,218,640
	Nanyang Holdings Ltd.	98,350	308,148
	National Electronics Holdings	3,257,648	343,251
	NWS Holdings Ltd.	9,857,000	11,305,430
	Oriental Enterprise Holdings Ltd.	118,000	8,635
	Oriental Watch Holdings	6,178,587	3,555,754
*††	Pacific Andes International Holdings Ltd.	88,958,890	0
	Pacific Basin Shipping Ltd.	7,265,000	2,365,268
*	Paliburg Holdings Ltd.	9,069,041	1,421,348
	PC Partner Group Ltd.	460,000	229,279
	Pico Far East Holdings Ltd.	786,000	137,438
	Playmates Holdings Ltd.	25,569,000	2,163,882
	Pokfulam Development Co. Ltd.	64,000	60,062
*	PT International Development Co. Ltd.	2,565,000	31,000
	Public Financial Holdings Ltd.	4,868,444	1,255,642
*	Regal Hotels International Holdings Ltd.	7,756,623	3,077,327
	Safety Godown Co. Ltd.	308,000	82,951
	SAS Dragon Holdings Ltd.	36,000	14,461
	SEA Holdings Ltd.	2,387,368	663,131
*	Shangri-La Asia Ltd.	138,000	115,157
*	Shenwan Hongyuan HK Ltd.	815,000	48,860
*	Shun Ho Property Investments Ltd.	271,173	43,041
*	Shun Tak Holdings Ltd.	23,322,546	3,908,659
	Singamas Container Holdings Ltd.	18,150,000	1,562,200
	SmarTone Telecommunications Holdings Ltd.	2,141,000	1,295,037
	Soundwill Holdings Ltd.	1,306,000	1,008,299
*	South China Holdings Co. Ltd.	29,945,751	176,467
	Stella International Holdings Ltd.	366,500	360,110
	Sun Hung Kai & Co. Ltd.	8,394,688	3,126,031
	TAI Cheung Holdings Ltd.	3,985,000	1,858,651
	Tan Chong International Ltd.	3,879,000	872,552
	Tao Heung Holdings Ltd.	747,000	75,448
	Tern Properties Co. Ltd.	146,000	58,030
	Texhong International Group Ltd.	1,724,000	1,271,966
	Texwinca Holdings Ltd.	10,114,000	1,610,984
	Tian Teck Land Ltd.	432,000	164,751
	Transport International Holdings Ltd.	1,094,438	1,408,807
	United Laboratories International Holdings Ltd.	8,260,000	6,625,248
	Upbest Group Ltd.	4,476,000	339,605
*	Vedan International Holdings Ltd.	6,156,000	276,457
*Ω	VPower Group International Holdings Ltd., Class H	6,095,000	202,099

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	VSTECS Holdings Ltd.	2,312,000	$1,173,277
*	Wai Kee Holdings Ltd.	850,000	164,279
*	Wang On Group Ltd.	118,820,000	874,258
	Wing On Co. International Ltd.	2,253,500	3,807,081
	Wing Tai Properties Ltd.	2,462,749	1,046,701
	Wong's International Holdings Ltd.	70,000	14,768
*	Xingye Alloy Materials Group Ltd.	1,406,000	189,708
	Yue Yuen Industrial Holdings Ltd.	6,942,000	9,301,296
*	Zensun Enterprises Ltd.	2,701,000	223,173
TOTAL HONG KONG			229,729,656
IRELAND — (0.4%)
	Bank of Ireland Group PLC	3,876,870	40,904,102
	Cairn Homes PLC	667,740	801,725
*	Dalata Hotel Group PLC	708,292	3,313,655
*Ω	Glenveagh Properties PLC	740,045	873,892
*	Permanent TSB Group Holdings PLC	6,196	15,533
TOTAL IRELAND			45,908,907
ISRAEL — (0.8%)
*	Afcon Holdings Ltd.	1,768	45,274
#	Alrov Properties & Lodgings Ltd.	13,074	581,853
#	Ashtrom Group Ltd.	78,471	1,181,935
#*	Azorim-Investment Development & Construction Co. Ltd.	990,691	3,443,615
	Carasso Motors Ltd.	258,607	1,177,245
*	Cellcom Israel Ltd.	613,578	2,173,115
#*	Clal Insurance Enterprises Holdings Ltd.	536,289	8,169,009
	Delta Galil Ltd.	10,034	395,887
	Dor Alon Energy in Israel 1988 Ltd.	40,502	790,769
*	Equital Ltd.	419,602	12,654,144
	Formula Systems 1985 Ltd.	9,648	700,103
	Harel Insurance Investments & Financial Services Ltd.	1,010,758	7,971,906
	IDI Insurance Co. Ltd.	26,049	538,544
*	IES Holdings Ltd.	7,433	515,799
	Isracard Ltd.	1,035,446	4,294,017
	Israel Land Development Co. Ltd.	4,096	38,583
#	Isras Investment Co. Ltd.	12,694	2,602,126
	Kardan Real Estate Enterprise & Development Ltd.	29,208	31,267
	Kenon Holdings Ltd.	3,678	96,699
	Kerur Holdings Ltd.	11,372	261,903
	Mediterranean Towers Ltd.	322,435	742,334
#*	Meitav Investment House Ltd.	225,463	826,768
	Menora Mivtachim Holdings Ltd.	515,312	10,998,733
	Meshulam Levinstein Contracting & Engineering Ltd.	2,175	174,286
#	Migdal Insurance & Financial Holdings Ltd.	2,200,776	2,721,594
	Mizrahi Tefahot Bank Ltd.	1	42
	Naphtha Israel Petroleum Corp. Ltd.	165,928	821,272
	Nawi Brothers Ltd.	72,095	499,625
#*	Neto Malinda Trading Ltd.	11,612	206,877
	Oil Refineries Ltd.	28,130,850	8,992,400
	Palram Industries 1990 Ltd.	52,424	412,626
*	Paz Oil Co. Ltd.	80,112	8,710,200
	Plasson Industries Ltd.	10,110	448,269
#	Prashkovsky Investments & Construction Ltd.	34,385	798,210
#*	Shikun & Binui Ltd.	42,688	116,889
	Summit Real Estate Holdings Ltd.	570,832	7,910,505
#Ω	Tamar Petroleum Ltd.	164,372	703,837

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Tera Light Ltd.	212,086	$368,989
TOTAL ISRAEL			93,117,249
ITALY — (5.1%)
	A2A SpA	13,711,353	26,160,694
Ω	Anima Holding SpA	4,347,695	16,752,463
*	Avio SpA	154,526	1,540,161
	Banca IFIS SpA	287,249	5,073,063
*	Banca Monte dei Paschi di Siena SpA	550,793	1,590,635
	Banca Popolare di Sondrio SPA	8,551,198	41,308,620
	Banca Profilo SpA	2,698,377	625,694
#Ω	Banca Sistema SpA	790,838	1,044,458
	Banco BPM SpA	22,323,197	111,706,333
	Banco di Desio e della Brianza SpA	439,390	1,642,646
	BPER Banca	7,293,871	25,239,008
	Buzzi SpA	1,640,249	46,612,351
	Cairo Communication SpA	1,023,559	1,961,881
	Cementir Holding NV	1,314,107	12,402,610
*	CIR SpA-Compagnie Industriali	7,034,206	3,130,181
	Credito Emiliano SpA	1,475,257	12,612,068
	d'Amico International Shipping SA	723,835	2,999,405
	Danieli & C Officine Meccaniche SpA	321,128	6,171,832
#	Danieli & C Officine Meccaniche SpA	299,192	7,401,787
	Datalogic SpA	12,140	90,308
	Emak SpA	1,208,811	1,401,694
	Esprinet SpA	589,673	3,468,101
#*	Exprivia SpA	74,618	130,349
	Fila SpA	178,161	1,586,716
	FNM SpA	3,447,466	1,626,795
	Hera SpA	1,543,172	4,791,609
	IMMSI SpA	4,160,633	2,200,835
	Italmobiliare SpA	211,324	5,808,306
*	Iveco Group NV	1,697,302	16,098,172
	IVS Group SA	48,130	264,449
*	KME Group SpA	2,533,888	2,770,941
	Leonardo SpA	5,845,169	79,139,918
#	MFE-MediaForEurope NV, Class A	6,580,058	3,481,309
#	MFE-MediaForEurope NV, Class B	1,647,282	1,270,841
	Openjobmetis SpA agenzia per il lavoro	10,763	101,328
	Orsero SpA	63,308	892,742
Ω	OVS SpA	5,147,803	14,145,750
Ω	Pirelli & C SpA	5,320,497	28,363,670
	Rizzoli Corriere Della Sera Mediagroup SpA	1,355,701	1,072,706
	Saras SpA	6,824,976	9,759,935
*	Sogefi SpA	615,998	882,868
	Spaxs SpA	16,104	110,132
#*	Telecom Italia SpA	72,272,652	20,834,139
	Unipol Gruppo SpA	7,515,431	41,843,587
	UnipolSai Assicurazioni SpA	465,272	1,195,631
TOTAL ITALY			569,308,721
JAPAN — (25.8%)
	77 Bank Ltd.	897,800	19,130,877
	Achilles Corp.	278,300	2,979,949
	AD Works Group Co. Ltd.	230,900	310,268
	ADEKA Corp.	252,200	5,113,310
	AEON Financial Service Co. Ltd.	725,300	6,517,041
	Ahresty Corp.	128,500	659,448

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aichi Corp.	260,400	$1,644,331
	Aichi Financial Group, Inc.	272,909	4,711,008
	Aichi Steel Corp.	181,735	4,775,405
	Aichi Tokei Denki Co. Ltd.	113,663	1,260,018
	Aida Engineering Ltd.	74,300	530,928
	Ainavo Holdings Co. Ltd.	19,600	161,688
	Aiphone Co. Ltd.	208,100	3,663,735
	Airport Facilities Co. Ltd.	547,000	2,166,516
	Aisan Industry Co. Ltd.	768,630	6,359,037
	Akatsuki Corp.	34,100	92,289
	Akatsuki, Inc.	36,800	547,165
*	Akebono Brake Industry Co. Ltd.	113,500	116,631
	Albis Co. Ltd.	73,187	1,266,677
	Alconix Corp.	405,399	4,096,012
#	Alinco, Inc.	180,000	1,383,407
#	Alpen Co. Ltd.	293,086	4,069,353
#	Alpha Corp.	108,400	970,188
	Alps Alpine Co. Ltd.	2,446,688	21,626,160
	Alps Logistics Co. Ltd.	232,300	2,568,794
#	Anabuki Kosan, Inc.	28,800	440,679
	AOI Electronics Co. Ltd.	41,200	521,917
	AOKI Holdings, Inc.	388,600	2,513,838
	Aoyama Trading Co. Ltd.	344,900	3,149,902
#	Aozora Bank Ltd.	46,400	954,248
	Arakawa Chemical Industries Ltd.	296,800	2,139,667
	Arata Corp.	108,900	3,767,992
	Araya Industrial Co. Ltd.	21,300	397,080
	ARCLANDS Corp.	285,000	3,282,710
	Arcs Co. Ltd.	489,200	8,535,834
	Arisawa Manufacturing Co. Ltd.	421,782	3,227,663
	Artnature, Inc.	39,100	215,113
	Asahi Broadcasting Group Holdings Corp.	80,800	391,591
	Asahi Diamond Industrial Co. Ltd.	967,463	6,126,326
	Asahi Kogyosha Co. Ltd.	186,948	3,231,402
	Asahi Printing Co. Ltd.	11,900	70,292
	Asahi Yukizai Corp.	162,900	5,053,199
	Ashimori Industry Co. Ltd.	83,399	1,255,516
	Asia Pile Holdings Corp.	644,900	2,873,804
	ASKA Pharmaceutical Holdings Co. Ltd.	345,300	3,790,979
#	Astena Holdings Co. Ltd.	596,900	1,864,172
	Asti Corp.	50,300	1,068,683
#	Avantia Co. Ltd.	77,500	491,007
	Awa Bank Ltd.	530,501	8,027,182
	Bando Chemical Industries Ltd.	531,100	5,464,474
#	Bank of Kochi Ltd.	41,799	278,850
	Bank of Nagoya Ltd.	133,069	3,651,017
	Bank of Saga Ltd.	128,614	1,650,825
	Bank of the Ryukyus Ltd.	315,900	2,261,335
	Belluna Co. Ltd.	897,824	4,511,035
#	Bunka Shutter Co. Ltd.	546,700	4,241,230
	Canon Electronics, Inc.	254,300	3,232,277
	Carlit Holdings Co. Ltd.	434,800	2,537,574
#	Cawachi Ltd.	295,600	4,700,908
	Central Glass Co. Ltd.	551,100	11,961,343
	Chiba Kogyo Bank Ltd.	695,942	3,280,218
	Chilled & Frozen Logistics Holdings Co. Ltd.	74,700	693,361
	Chino Corp.	15,800	252,904
	Chiyoda Integre Co. Ltd.	150,500	2,598,830
	Chori Co. Ltd.	125,900	2,593,068

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chubu Shiryo Co. Ltd.	528,179	$4,069,555
	Chubu Steel Plate Co. Ltd.	8,300	122,392
	Chudenko Corp.	218,460	3,581,158
#	Chuetsu Pulp & Paper Co. Ltd.	130,900	1,276,724
	Chugin Financial Group, Inc.	876,500	5,886,232
#	Chuo Gyorui Co. Ltd.	60,000	1,280,144
	Chuo Spring Co. Ltd.	178,031	877,024
	Chuo Warehouse Co. Ltd.	35,200	275,542
	CI Takiron Corp.	989,200	4,016,546
	Citizen Watch Co. Ltd.	2,966,400	19,387,692
	CK-San-Etsu Co. Ltd.	9,900	297,911
	Cleanup Corp.	308,800	1,608,134
	CMK Corp.	1,159,800	4,176,303
	Coca-Cola Bottlers Japan Holdings, Inc.	7,600	87,524
	Corona Corp.	35,500	227,779
	Cosel Co. Ltd.	148,100	1,276,883
	Create Medic Co. Ltd.	3,600	22,363
	Credit Saison Co. Ltd.	262,800	4,202,297
	CTI Engineering Co. Ltd.	167,100	4,150,307
	Dai Nippon Toryo Co. Ltd.	235,400	1,591,593
	Dai-Dan Co. Ltd.	239,900	5,021,543
	Daido Kogyo Co. Ltd.	97,389	516,079
	Daido Metal Co. Ltd.	740,714	2,774,243
	Daido Steel Co. Ltd.	489,800	20,998,996
	Daihatsu Diesel Manufacturing Co. Ltd.	408,000	2,211,601
	Daiho Corp.	164,900	4,610,444
	Daiichi Jitsugyo Co. Ltd.	135,200	5,099,497
	Daiichi Kensetsu Corp.	12,800	139,727
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	123,300	845,220
	Daiken Corp.	110,300	1,819,689
	Daiki Aluminium Industry Co. Ltd.	11,500	125,469
	Daikyonishikawa Corp.	447,500	2,492,701
	Dainichi Co. Ltd.	239,000	1,257,760
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	203,916	3,191,004
	Daio Paper Corp.	268,200	2,305,642
	Daishi Hokuetsu Financial Group, Inc.	574,843	14,369,485
#	Daishinku Corp.	191,300	852,686
#	Daisue Construction Co. Ltd.	170,100	1,672,084
	Daito Bank Ltd.	125,000	597,523
	Daito Pharmaceutical Co. Ltd.	59,815	984,714
	Daiwa Industries Ltd.	99,400	1,013,308
	DCM Holdings Co. Ltd.	1,732,700	14,673,407
	Denka Co. Ltd.	362,550	7,162,128
	Denyo Co. Ltd.	309,300	4,750,895
	DIC Corp.	786,635	14,849,012
	DKS Co. Ltd.	93,579	1,156,408
	DMW Corp.	45,300	1,105,181
	Doshisha Co. Ltd.	152,200	2,509,216
	Dowa Holdings Co. Ltd.	98,800	3,190,831
	Eagle Industry Co. Ltd.	403,499	5,010,864
#	EDION Corp.	2,095,100	21,542,511
	EF-ON, Inc.	152,639	622,519
	Ehime Bank Ltd.	589,570	3,657,762
	Eizo Corp.	145,900	5,184,605
	EJ Holdings, Inc.	63,200	728,826
	Endo Lighting Corp.	149,000	1,347,844
#	Enomoto Co. Ltd.	80,700	1,006,657
	Eslead Corp.	182,700	3,888,481
	Exedy Corp.	543,436	9,509,264

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	EXEO Group, Inc.	274,900	$5,715,709
	FALCO HOLDINGS Co. Ltd.	14,100	186,393
	FCC Co. Ltd.	446,545	5,853,143
	Feed One Co. Ltd.	301,480	1,627,603
	Felissimo Corp.	7,400	52,436
	Ferrotec Holdings Corp.	446,000	10,791,493
	FIDEA Holdings Co. Ltd.	135,560	1,419,767
	First Bank of Toyama Ltd.	325,300	1,735,680
#	First Juken Co. Ltd.	68,100	533,167
	FJ Next Holdings Co. Ltd.	450,900	3,301,852
	F-Tech, Inc.	129,200	828,534
	Fudo Tetra Corp.	2,100	27,936
	Fuji Corp. Ltd.	445,201	2,189,800
	Fuji Media Holdings, Inc.	248,400	2,750,452
#	Fuji Oil Co. Ltd.	580,300	1,221,553
	Fuji Oil Holdings, Inc.	60,098	847,880
	Fuji Pharma Co. Ltd.	194,600	1,598,067
	Fuji Seal International, Inc.	159,862	1,790,477
	Fujibo Holdings, Inc.	1,200	31,787
	Fujicco Co. Ltd.	1,700	22,615
	Fujikura Composites, Inc.	413,200	2,883,535
	Fujikura Kasei Co. Ltd.	170,400	554,124
	Fujimori Kogyo Co. Ltd.	48,800	1,227,026
#	Fujisash Co. Ltd.	1,042,400	666,873
#	FuKoKu Co. Ltd.	189,400	2,135,344
	Fukuda Corp.	116,000	4,066,961
	Fukuyama Transporting Co. Ltd.	265,800	7,512,444
	Furukawa Co. Ltd.	598,100	6,867,997
	Furukawa Electric Co. Ltd.	1,323,300	25,406,867
	Furuno Electric Co. Ltd.	585,600	5,317,460
	Fuso Pharmaceutical Industries Ltd.	70,700	1,026,058
	Futaba Industrial Co. Ltd.	1,178,100	5,185,319
	Fuyo General Lease Co. Ltd.	286,800	23,666,533
	Gakken Holdings Co. Ltd.	90,600	567,942
	Gecoss Corp.	302,500	1,993,717
	Geo Holdings Corp.	441,000	6,117,542
	Glory Ltd.	428,152	8,809,138
	Glosel Co. Ltd.	20,100	61,825
	Godo Steel Ltd.	75,500	2,116,551
	Goldcrest Co. Ltd.	339,330	4,608,581
	Grandy House Corp.	366,600	1,565,679
	GS Yuasa Corp.	84,000	1,690,246
	GSI Creos Corp.	187,814	2,734,038
	G-Tekt Corp.	477,438	6,215,588
	Gun-Ei Chemical Industry Co. Ltd.	73,100	1,580,801
	Gunma Bank Ltd.	5,529,996	23,404,851
	Gunze Ltd.	295,800	9,300,091
	H2O Retailing Corp.	1,114,139	11,992,212
	Hachijuni Bank Ltd.	93,470	481,568
	Hagihara Industries, Inc.	55,605	602,926
	Hagiwara Electric Holdings Co. Ltd., Class C	127,100	2,876,921
	Hamakyorex Co. Ltd.	78,500	2,169,654
	Hanwa Co. Ltd.	626,800	21,440,729
#	Harima Chemicals Group, Inc.	299,900	1,785,866
	Hashimoto Sogyo Holdings Co. Ltd.	7,800	66,437
#	Heiwado Co. Ltd.	557,335	9,491,104
	Hibiya Engineering Ltd.	141,600	2,242,275
	Hirakawa Hewtech Corp.	89,100	1,107,868
#	Hirano Tecseed Co. Ltd.	20,000	315,009

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hirogin Holdings, Inc.	3,532,381	$21,846,841
	Hisaka Works Ltd.	139,000	908,430
	Hochiki Corp.	21,300	270,426
	Hodogaya Chemical Co. Ltd.	59,900	1,446,034
	Hokkaido Coca-Cola Bottling Co. Ltd.	140,198	2,474,628
#	Hokkan Holdings Ltd.	179,400	1,774,991
	Hokko Chemical Industry Co. Ltd.	348,500	2,170,122
	Hokkoku Financial Holdings, Inc.	544,116	18,497,108
#	Hokuetsu Corp.	3,035,174	18,406,441
	Hokuhoku Financial Group, Inc.	1,116,010	9,992,254
	Hokuriku Electric Industry Co. Ltd.	113,361	1,013,488
#	Hokuriku Electrical Construction Co. Ltd.	194,320	1,262,395
	H-One Co. Ltd.	283,595	1,668,870
#	Hoosiers Holdings Co. Ltd.	415,200	3,088,717
	Hosiden Corp.	973,600	12,589,257
	Hosokawa Micron Corp.	2,200	54,686
#	Howa Machinery Ltd.	202,800	1,161,798
	HS Holdings Co. Ltd.	268,200	1,929,376
	Hyakugo Bank Ltd.	2,885,290	9,644,753
	Hyakujushi Bank Ltd.	377,499	5,681,268
	Ichikawa Co. Ltd.	19,000	185,691
	Ichiken Co. Ltd.	76,103	1,094,985
	Ichikoh Industries Ltd.	362,900	1,368,016
	Ichinen Holdings Co. Ltd.	154,300	1,494,075
	Ichiyoshi Securities Co. Ltd.	44,900	210,799
	Icom, Inc.	2,500	49,885
#	Iino Kaiun Kaisha Ltd.	700,800	4,525,350
	IJTT Co. Ltd.	347,154	1,482,391
	Imagica Group, Inc.	32,700	146,775
	Imura & Co. Ltd.	9,500	78,742
#	Inaba Seisakusho Co. Ltd.	106,900	1,152,590
	Inabata & Co. Ltd.	840,500	19,592,813
	Ines Corp.	433,300	4,396,950
	INFRONEER Holdings, Inc.	704,100	6,856,557
	Innotech Corp.	330,900	3,943,363
	Integrated Design & Engineering Holdings Co. Ltd.	277,800	6,675,578
	I-PEX, Inc.	194,600	1,827,251
#	Iseki & Co. Ltd.	332,943	2,944,924
	Ishihara Sangyo Kaisha Ltd.	782,200	7,554,587
	Ishizuka Glass Co. Ltd.	39,199	495,597
	Itochu Enex Co. Ltd.	721,600	7,083,550
	Itochu-Shokuhin Co. Ltd.	82,100	3,130,867
	Itoham Yonekyu Holdings, Inc.	1,985,200	10,074,478
	Itoki Corp.	547,082	4,531,188
	IwaiCosmo Holdings, Inc.	430,100	4,946,812
#	Iyogin Holdings, Inc.	1,279,200	9,035,557
	Izumi Co. Ltd.	84,100	2,119,158
#	J Trust Co. Ltd.	55,370	183,796
	Jaccs Co. Ltd.	447,200	16,406,976
	JAFCO Group Co. Ltd.	800,700	10,468,747
	JANOME Corp.	352,300	1,604,223
	Japan Electronic Materials Corp.	27,000	336,201
#	Japan Foundation Engineering Co. Ltd.	238,100	837,503
	Japan Oil Transportation Co. Ltd.	48,421	957,799
	Japan Pulp & Paper Co. Ltd.	219,300	7,132,791
	Japan Securities Finance Co. Ltd.	542,500	4,607,419
#	Japan Transcity Corp.	850,500	3,827,731
	Japan Wool Textile Co. Ltd.	767,200	6,513,154
	JDC Corp.	226,500	971,778

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Jichodo Co. Ltd.	400	$25,789
	JK Holdings Co. Ltd.	266,500	1,902,961
	JMS Co. Ltd.	322,958	1,322,902
	J-Oil Mills, Inc.	326,700	3,891,635
	Joshin Denki Co. Ltd.	220,856	3,177,247
	JSP Corp.	195,899	2,591,969
#	Juki Corp.	478,287	1,940,010
	Juroku Financial Group, Inc.	423,700	10,479,742
	JVCKenwood Corp.	1,778,299	5,869,643
#	K&O Energy Group, Inc.	271,100	4,506,900
	Kamei Corp.	575,500	6,036,269
	Kanaden Corp.	340,900	3,204,859
	Kanagawa Chuo Kotsu Co. Ltd.	2,200	51,216
	Kanamoto Co. Ltd.	368,800	6,504,663
	Kandenko Co. Ltd.	1,418,100	12,439,165
	Kanefusa Corp.	4,100	21,192
	Kaneka Corp.	574,400	16,923,911
	Kanematsu Corp.	1,102,930	16,179,456
	Kanto Denka Kogyo Co. Ltd.	24,552	163,996
	Katakura Industries Co. Ltd.	108,100	1,228,842
	Kawada Technologies, Inc.	105,800	4,317,961
	Kawai Musical Instruments Manufacturing Co. Ltd.	23,800	607,152
#	Keihin Co. Ltd.	34,000	432,900
	Keiyo Bank Ltd.	1,478,139	6,205,282
	KEL Corp.	31,900	425,263
	Kenko Mayonnaise Co. Ltd.	136,493	1,264,640
#	Kimura Unity Co. Ltd.	93,200	846,036
	Kitagawa Corp.	123,080	1,026,323
	Kita-Nippon Bank Ltd.	68,235	1,043,529
	Kitano Construction Corp.	88,227	1,914,147
	Kitz Corp.	341,000	2,537,766
	Kiyo Bank Ltd.	1,163,300	12,491,688
	Koatsu Gas Kogyo Co. Ltd.	293,000	1,596,562
	Kohnan Shoji Co. Ltd.	177,900	4,355,002
#	Kojima Co. Ltd.	194,100	904,068
	Kokuyo Co. Ltd.	129,611	2,079,270
	Komatsu Matere Co. Ltd.	2,400	12,653
	Komatsu Wall Industry Co. Ltd.	156,300	3,170,437
	Komeri Co. Ltd.	555,500	11,643,490
	Komori Corp.	70,687	551,269
	Konica Minolta, Inc.	6,862,000	25,434,958
	Konoike Transport Co. Ltd.	392,100	4,915,573
	KPP Group Holdings Co. Ltd.	326,900	1,458,290
	Krosaki Harima Corp.	57,000	4,353,099
	KRS Corp.	225,400	1,489,473
	K's Holdings Corp.	271,800	2,494,659
#	KU Holdings Co. Ltd.	194,700	1,692,751
	Kumagai Gumi Co. Ltd.	407,685	9,233,401
	Kurabo Industries Ltd.	344,300	5,685,724
	Kureha Corp.	76,200	4,555,773
	Kurimoto Ltd.	170,000	2,928,150
	Kuriyama Holdings Corp.	98,600	660,038
	KVK Corp.	2,500	30,100
	KYB Corp.	275,000	9,744,744
	Kyodo Printing Co. Ltd.	118,300	2,692,636
	Kyoei Steel Ltd.	456,792	6,875,254
	Kyokuto Kaihatsu Kogyo Co. Ltd.	693,750	8,907,687
	Kyokuyo Co. Ltd.	30,900	815,705
	KYORITSU Co. Ltd.	296,600	365,145

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyosan Electric Manufacturing Co. Ltd.	927,400	$3,452,763
#	Kyowa Electronic Instruments Co. Ltd.	295,700	744,990
	Kyowa Leather Cloth Co. Ltd.	243,300	1,025,147
	Kyudenko Corp.	56,900	1,640,908
	Kyushu Financial Group, Inc.	2,313,155	11,260,300
#	Kyushu Leasing Service Co. Ltd.	33,600	212,776
	LEC, Inc.	7,300	46,084
	Lintec Corp.	173,400	2,861,773
	Look Holdings, Inc.	129,799	2,489,767
#	Maezawa Industries, Inc.	89,600	578,235
#	Maezawa Kasei Industries Co. Ltd.	213,600	2,298,430
	Maezawa Kyuso Industries Co. Ltd.	312,700	2,593,284
	Makino Milling Machine Co. Ltd.	295,000	11,827,014
	Marubun Corp.	305,200	2,590,307
	Marudai Food Co. Ltd.	455,900	4,934,748
	Maruha Nichiro Corp.	700,055	12,143,332
	Maruichi Steel Tube Ltd.	199,200	4,721,268
	MARUKA FURUSATO Corp.	89,714	1,684,238
	Marusan Securities Co. Ltd.	26,400	98,093
#	Maruyama Manufacturing Co., Inc.	25,600	364,392
#	Maruzen CHI Holdings Co. Ltd.	38,000	91,668
	Maruzen Showa Unyu Co. Ltd.	293,700	8,547,645
	Matsuda Sangyo Co. Ltd.	189,900	3,112,684
	Matsui Construction Co. Ltd.	373,800	1,986,801
	Maxell Ltd.	714,700	8,119,244
	Megmilk Snow Brand Co. Ltd.	627,300	8,641,721
	Meidensha Corp.	2,900	43,228
	Meiji Electric Industries Co. Ltd.	45,200	490,904
#	Meiji Shipping Co. Ltd.	2,500	11,567
	Meisei Industrial Co. Ltd.	530,700	3,664,126
#	Meiwa Estate Co. Ltd.	173,400	1,389,417
#	Mikuni Corp.	404,900	1,451,115
#	Miraial Co. Ltd.	83,200	906,131
	Mirait One Corp.	725,350	9,312,015
	Mirarth Holdings, Inc.	1,256,946	4,272,488
	Mitachi Co. Ltd.	3,200	24,426
#	Mitani Sangyo Co. Ltd.	130,100	297,312
	Mitsuba Corp.	311,241	1,820,829
	Mitsubishi Kakoki Kaisha Ltd.	82,000	1,591,095
	Mitsubishi Logistics Corp.	215,700	5,418,178
	Mitsubishi Materials Corp.	942,300	16,844,135
	Mitsubishi Paper Mills Ltd.	175,536	755,768
	Mitsubishi Shokuhin Co. Ltd.	165,300	4,404,740
	Mitsubishi Steel Manufacturing Co. Ltd.	143,600	1,746,270
	Mitsui DM Sugar Holdings Co. Ltd.	233,406	4,681,490
	Mitsui Mining & Smelting Co. Ltd.	896,485	21,190,027
	Mitsui-Soko Holdings Co. Ltd.	33,300	849,253
	Mitsuuroko Group Holdings Co. Ltd.	442,200	4,186,452
	Miyaji Engineering Group, Inc.	129,100	4,013,113
	Miyazaki Bank Ltd.	195,526	3,613,491
	Mizuho Leasing Co. Ltd.	392,200	13,469,016
	Mizuno Corp.	306,279	8,029,209
	MORESCO Corp.	14,500	121,680
	Moriroku Holdings Co. Ltd.	85,300	1,258,783
	Morita Holdings Corp.	139,100	1,516,884
	Morito Co. Ltd.	161,900	1,386,255
#	Mory Industries, Inc.	119,900	3,000,867
	MrMax Holdings Ltd.	216,375	922,710
	Mugen Estate Co. Ltd.	126,449	796,223

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Murakami Corp.	58,700	$1,195,592
	Musashino Bank Ltd.	233,399	4,120,506
	Muto Seiko Co.	3,300	35,805
	Nachi-Fujikoshi Corp.	178,751	4,829,925
	Nadex Co. Ltd.	4,300	32,929
	Nafco Co. Ltd.	179,900	2,385,798
	Nagano Keiki Co. Ltd.	74,200	1,081,934
	Nagase & Co. Ltd.	1,458,200	25,072,113
	Nakabayashi Co. Ltd.	454,000	1,699,740
	Nakano Corp.	12,300	34,535
#	Nakayama Steel Works Ltd.	463,000	2,983,897
#	Namura Shipbuilding Co. Ltd.	605,324	2,334,168
	Nanto Bank Ltd.	431,646	7,907,829
	Narasaki Sangyo Co. Ltd.	34,600	576,103
	Nasu Denki Tekko Co. Ltd.	7,500	489,607
	NEC Capital Solutions Ltd.	224,500	5,126,780
	Neturen Co. Ltd.	765,300	5,694,296
#*	New Japan Chemical Co. Ltd.	31,700	53,558
	NHK Spring Co. Ltd.	2,536,500	20,324,171
	Nicca Chemical Co. Ltd.	62,400	364,328
#	Nice Corp.	27,600	303,716
#	Nichia Steel Works Ltd.	196,499	444,061
	Nichiden Corp.	79,700	1,376,688
	Nichiha Corp.	20,400	469,303
	Nichimo Co. Ltd.	51,500	1,476,732
	Nichireki Co. Ltd.	540,400	8,222,514
	Nichirin Co. Ltd.	116,260	2,371,958
	Nihon Chouzai Co. Ltd.	145,300	1,230,718
	Nihon Denkei Co. Ltd.	73,950	1,111,224
	Nihon Flush Co. Ltd.	2,100	14,315
#	Nihon House Holdings Co. Ltd.	381,597	993,872
	Nihon Kagaku Sangyo Co. Ltd.	89,800	713,727
	Nihon Nohyaku Co. Ltd.	712,400	3,719,423
	Nihon Parkerizing Co. Ltd.	66,700	521,702
	Nihon Plast Co. Ltd.	155,600	505,031
	Nihon Tokushu Toryo Co. Ltd.	191,900	1,528,331
#*	Nihon Yamamura Glass Co. Ltd.	22,600	185,167
	Nikkiso Co. Ltd.	668,338	4,261,250
	Nikko Co. Ltd.	474,600	2,294,519
	Nikkon Holdings Co. Ltd.	681,500	14,324,734
	Nippi, Inc.	13,400	358,593
	Nippn Corp.	592,500	7,772,536
	Nippon Beet Sugar Manufacturing Co. Ltd.	166,700	2,285,207
#	Nippon Carbide Industries Co., Inc.	112,306	1,200,227
	Nippon Chemical Industrial Co. Ltd.	77,100	1,062,568
*	Nippon Chemi-Con Corp.	288,577	2,903,441
*	Nippon Coke & Engineering Co. Ltd.	2,662,107	2,079,628
*	Nippon Concrete Industries Co. Ltd.	921,000	2,185,579
	Nippon Denko Co. Ltd.	1,354,800	2,756,811
	Nippon Densetsu Kogyo Co. Ltd.	358,900	5,426,831
#	Nippon Electric Glass Co. Ltd.	1,218,100	22,125,154
#	Nippon Felt Co. Ltd.	135,800	395,394
#	Nippon Filcon Co. Ltd.	124,400	409,577
	Nippon Hume Corp.	494,400	2,650,428
	Nippon Kayaku Co. Ltd.	1,135,200	10,476,897
	Nippon Light Metal Holdings Co. Ltd.	978,289	10,445,658
*	Nippon Paper Industries Co. Ltd.	1,631,346	15,854,358
#	Nippon Piston Ring Co. Ltd.	70,800	851,966
#	Nippon Rietec Co. Ltd.	26,800	268,419

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Road Co. Ltd.	78,600	$5,316,905
	Nippon Seiki Co. Ltd.	400,400	2,803,538
	Nippon Seisen Co. Ltd.	48,700	1,638,355
	Nippon Sharyo Ltd.	21,800	311,867
	Nippon Shokubai Co. Ltd.	323,800	12,465,215
	Nippon Signal Company Ltd.	626,000	4,487,215
	Nippon Soda Co. Ltd.	426,100	16,022,254
	Nippon Thompson Co. Ltd.	1,357,800	5,493,425
	Nippon Yakin Kogyo Co. Ltd.	250,450	7,681,973
	Nipro Corp.	178,709	1,297,572
	Nishikawa Rubber Co. Ltd.	29,900	304,027
	Nishimoto Co. Ltd.	45,800	1,518,801
	Nishi-Nippon Financial Holdings, Inc.	1,954,800	20,823,253
	Nishio Holdings Co. Ltd.	178,200	4,527,595
	Nissan Shatai Co. Ltd.	167,900	1,069,897
#	Nissan Tokyo Sales Holdings Co. Ltd.	523,200	1,477,114
	Nissei Plastic Industrial Co. Ltd.	322,300	2,288,545
	Nissha Co. Ltd.	443,300	5,362,734
	Nisshin Group Holdings Co. Ltd.	756,000	2,765,621
	Nisshin Oillio Group Ltd.	636,000	17,071,585
	Nisshinbo Holdings, Inc.	2,959,174	25,431,517
	Nissin Corp.	256,500	4,738,373
	Nissui Corp.	1,458,100	6,943,910
	Nitta Corp.	128,096	2,926,247
#	Nitta Gelatin, Inc.	136,400	724,170
	NITTAN Corp.	249,000	572,653
	Nittetsu Mining Co. Ltd.	291,398	10,426,938
	Nitto Boseki Co. Ltd.	101,800	1,987,840
	Nitto Fuji Flour Milling Co. Ltd.	70,800	2,440,623
	Nitto Kohki Co. Ltd.	72,000	980,040
	Nitto Seiko Co. Ltd.	517,300	2,203,941
#	NJS Co. Ltd.	18,900	402,713
	Noda Corp.	76,100	635,470
	NOK Corp.	830,420	12,504,018
	Noritake Co. Ltd.	192,200	7,495,227
	Noritsu Koki Co. Ltd.	145,400	2,521,353
	Noritz Corp.	290,400	3,565,698
	North Pacific Bank Ltd.	4,856,400	10,607,829
	Nozawa Corp.	19,800	105,844
#	NS United Kaiun Kaisha Ltd.	229,200	6,169,885
	NTN Corp.	8,776,179	19,719,683
	Ogaki Kyoritsu Bank Ltd.	333,230	4,588,838
#	Ohara, Inc.	42,400	418,938
#	Ohashi Technica, Inc.	200,100	2,246,557
	Oiles Corp.	39,100	532,997
	Oita Bank Ltd.	5,800	100,165
	Okabe Co. Ltd.	533,359	2,715,449
	Okasan Securities Group, Inc.	1,455,300	5,798,519
	Oki Electric Industry Co. Ltd.	1,341,886	8,477,321
	Okinawa Financial Group, Inc.	344,840	5,428,872
	Okumura Corp.	369,200	11,042,145
	Okura Industrial Co. Ltd.	155,049	2,609,072
	Okuwa Co. Ltd.	461,627	2,826,332
	Onoken Co. Ltd.	413,200	4,940,149
	Onward Holdings Co. Ltd.	328,904	1,327,238
	Orient Corp.	14,910	116,666
	Oriental Shiraishi Corp.	907,700	1,985,560
#	Origin Co. Ltd.	28,100	259,008
#	Osaka Steel Co. Ltd.	374,500	4,323,540

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Osaki Electric Co. Ltd.	605,260	$2,441,320
#	OUG Holdings, Inc.	22,500	389,209
	Pacific Industrial Co. Ltd.	895,324	8,618,093
#	Pack Corp.	26,800	626,159
	Parker Corp.	31,800	165,377
#	Pegasus Co. Ltd.	359,454	1,448,078
	Pickles Holdings Co. Ltd.	4,595	40,396
	Piolax, Inc.	439,300	6,844,108
	Press Kogyo Co. Ltd.	1,864,300	8,351,679
#	Pressance Corp.	245,600	3,497,376
	Procrea Holdings, Inc.	349,800	5,213,257
	PS Mitsubishi Construction Co. Ltd.	421,700	2,356,214
#	Punch Industry Co. Ltd.	145,200	479,452
	Raiznext Corp.	118,700	1,216,281
#	Rasa Corp.	90,900	972,956
	Rasa Industries Ltd.	97,300	1,471,788
	Raysum Co. Ltd.	15,368	325,980
	Rengo Co. Ltd.	3,244,000	20,661,574
	Restar Holdings Corp.	115,900	1,934,838
#	Retail Partners Co. Ltd.	129,800	1,415,579
	Rhythm Co. Ltd.	152,900	1,747,271
	Ricoh Leasing Co. Ltd.	364,300	11,295,659
	Riken Corp.	122,945	2,886,222
	Riken Technos Corp.	941,400	4,535,037
	Ryobi Ltd.	351,633	7,317,924
	RYODEN Corp.	368,900	5,882,845
	Ryosan Co. Ltd.	150,200	4,754,617
	S Foods, Inc.	3,300	77,853
#	S LINE GROUP Co. Ltd.	7,800	47,497
	Sakai Chemical Industry Co. Ltd.	328,900	4,591,134
	Sakai Heavy Industries Ltd.	71,100	2,602,076
	Sakata INX Corp.	287,330	2,476,666
	Sala Corp.	635,900	3,262,486
	San Holdings, Inc.	193,200	3,107,571
	San ju San Financial Group, Inc.	18,100	221,227
	San-Ai Obbli Co. Ltd.	914,000	10,407,877
	San-In Godo Bank Ltd.	3,013,100	19,503,875
	Sanki Engineering Co. Ltd.	441,900	4,801,886
	Sanko Gosei Ltd.	263,799	1,167,179
	Sanko Metal Industrial Co. Ltd.	39,000	1,253,643
	Sankyo Seiko Co. Ltd.	221,300	1,073,257
	Sankyo Tateyama, Inc.	301,939	2,043,238
	Sanoh Industrial Co. Ltd.	402,300	2,442,662
	Sansei Technologies, Inc.	62,500	548,765
	Sansha Electric Manufacturing Co. Ltd.	208,900	2,175,640
	Sanyo Chemical Industries Ltd.	207,900	6,328,005
	Sanyo Denki Co. Ltd.	44,500	2,257,148
	Sanyo Industries Ltd.	49,100	669,525
	Sanyo Shokai Ltd.	6,400	92,253
	Sanyo Special Steel Co. Ltd.	503,100	10,106,889
	Sanyo Trading Co. Ltd.	105,100	1,008,261
#	Sata Construction Co. Ltd.	67,200	220,758
#	Sato Shoji Corp.	231,500	2,499,451
#	Satori Electric Co. Ltd.	53,900	563,277
#	Saxa Holdings, Inc.	112,699	1,657,321
	Seibu Electric & Machinery Co. Ltd.	5,500	56,034
	Seika Corp.	160,066	2,268,089
	Seikitokyu Kogyo Co. Ltd.	377,870	3,839,469
	Seiko Group Corp.	288,400	5,331,639

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Seiko PMC Corp.	35,000	$142,647
	Seino Holdings Co. Ltd.	872,900	13,738,157
	Sekisui Jushi Corp.	223,900	3,518,212
	Sekisui Kasei Co. Ltd.	278,134	886,371
	Senshu Ikeda Holdings, Inc.	2,890,290	5,311,829
	Shibusawa Warehouse Co. Ltd.	157,100	3,409,642
	Shibuya Corp.	33,600	621,905
	Shiga Bank Ltd.	320,000	6,855,457
#	Shikibo Ltd.	66,700	486,552
	Shikoku Bank Ltd.	638,599	4,184,831
	Shin Nippon Air Technologies Co. Ltd.	63,320	1,062,245
	Shinagawa Refractories Co. Ltd.	127,000	5,632,251
	Shindengen Electric Manufacturing Co. Ltd.	152,300	3,511,819
	Shinko Shoji Co. Ltd.	138,500	1,105,818
	Shinmaywa Industries Ltd.	297,700	3,005,945
	Shinnihon Corp.	422,000	3,764,016
	Shinsho Corp.	115,499	4,969,382
	Shinwa Co. Ltd.	1,400	22,095
#	Shinwa Co. Ltd.	134,400	744,169
	Shizuoka Gas Co. Ltd.	690,700	5,339,319
	Showa Sangyo Co. Ltd.	107,200	2,069,994
	Sigma Koki Co. Ltd.	4,200	46,465
	Siix Corp.	137,716	1,490,577
	Sinanen Holdings Co. Ltd.	171,500	4,730,703
	Sinfonia Technology Co. Ltd.	187,800	2,278,933
	Sinko Industries Ltd.	800	11,068
	Sintokogio Ltd.	214,962	1,582,182
	SK-Electronics Co. Ltd.	70,415	792,985
	SKY Perfect JSAT Holdings, Inc.	2,944,100	12,294,038
#	SMK Corp.	71,549	1,343,559
#	SNT Corp.	430,000	777,856
#	Soda Nikka Co. Ltd.	146,000	884,556
#	Sodick Co. Ltd.	909,300	4,651,122
	Soft99 Corp.	88,100	840,138
	Soken Chemical & Engineering Co. Ltd.	82,800	1,117,352
#	Space Co. Ltd.	7,400	57,472
	SPK Corp.	106,136	1,373,405
	Starzen Co. Ltd.	192,900	3,157,672
	Stella Chemifa Corp.	81,300	1,788,269
#	Subaru Enterprise Co. Ltd.	24,500	1,747,282
	Sugimoto & Co. Ltd.	135,600	2,016,996
	Sumida Corp.	36,600	377,427
#	Suminoe Textile Co. Ltd.	82,100	1,331,221
	Sumitomo Bakelite Co. Ltd.	16,192	704,706
	Sumitomo Mitsui Construction Co. Ltd.	477,172	1,265,864
	Sumitomo Osaka Cement Co. Ltd.	547,624	15,375,077
	Sumitomo Riko Co. Ltd.	822,200	4,735,540
	Sumitomo Seika Chemicals Co. Ltd.	136,315	4,463,310
	Sumitomo Warehouse Co. Ltd.	1,120,500	19,255,809
	Sun Frontier Fudousan Co. Ltd.	471,500	5,006,032
#	Suncall Corp.	376,900	1,435,625
	Sun-Wa Technos Corp.	260,300	4,157,317
	Suruga Bank Ltd.	2,682,600	11,288,247
	Suzuken Co. Ltd.	4,000	116,791
#	Suzuki Co. Ltd.	193,623	1,260,744
	SWCC Corp.	21,800	300,080
	T RAD Co. Ltd.	79,700	1,032,198
#	T&K Toka Co. Ltd.	224,400	1,881,875
	Tachibana Eletech Co. Ltd.	376,520	7,257,695

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tachikawa Corp.	205,500	$1,830,921
	Tachi-S Co. Ltd.	5,000	54,786
	Tadano Ltd.	148,900	1,168,491
	Taihei Dengyo Kaisha Ltd.	250,600	7,839,512
	Taiheiyo Cement Corp.	953,421	19,911,520
#	Taiheiyo Kouhatsu, Inc.	102,000	563,136
#	Taiho Kogyo Co. Ltd.	264,999	1,560,431
	Taisei Lamick Co. Ltd.	10,000	213,660
	Takamatsu Construction Group Co. Ltd.	132,000	2,507,133
#	Takano Co. Ltd.	129,400	750,094
	Takaoka Toko Co. Ltd.	231,644	3,461,918
	Takara Standard Co. Ltd.	633,953	8,305,751
	Takasago International Corp.	211,600	4,254,004
	Takashima & Co. Ltd.	54,600	1,403,309
	Takashimaya Co. Ltd.	1,794,517	26,085,968
	TAKEBISHI Corp.	58,900	743,900
	Tanabe Engineering Corp.	22,700	204,930
#	Tatsuta Electric Wire & Cable Co. Ltd.	632,300	3,179,070
	Tayca Corp.	114,200	1,200,721
#*	Tbk Co. Ltd.	453,400	1,385,193
	Techno Ryowa Ltd.	220,770	1,674,962
#	Teijin Ltd.	812,600	8,691,349
	Teikoku Sen-I Co. Ltd.	29,200	348,651
	Teikoku Tsushin Kogyo Co. Ltd.	152,100	1,779,582
	Tekken Corp.	116,600	1,675,298
	Tenma Corp.	333,300	6,185,599
	Terasaki Electric Co. Ltd.	12,400	119,468
#	Tigers Polymer Corp.	267,200	1,277,921
	Toa Corp.	269,100	1,917,914
#	Toa Corp.	290,600	6,633,180
	TOA ROAD Corp.	194,000	6,553,568
	Toagosei Co. Ltd.	1,828,800	17,345,259
	Tobishima Corp.	282,497	2,730,011
	TOC Co. Ltd.	328,100	1,413,877
	Toda Corp.	1,931,200	10,756,130
	Toenec Corp.	215,500	5,694,029
	Togami Electric Manufacturing Co. Ltd.	12,200	180,765
	Toho Bank Ltd.	632,300	1,098,665
	Toho Holdings Co. Ltd.	662,900	12,925,007
	Toho Zinc Co. Ltd.	209,700	2,613,427
#	Tohoku Bank Ltd.	72,471	548,605
	Tohoku Steel Co. Ltd.	7,500	95,171
	Tokai Corp.	59,163	797,671
	Tokai Lease Co. Ltd.	46,599	425,838
	Tokai Rika Co. Ltd.	896,400	14,183,136
	Tokai Tokyo Financial Holdings, Inc.	2,414,548	7,443,764
	Token Corp.	2,900	152,831
	Tokushu Tokai Paper Co. Ltd.	158,422	3,767,114
	Tokuyama Corp.	1,007,958	17,338,640
	Tokyo Energy & Systems, Inc.	539,100	3,766,844
#	Tokyo Keiki, Inc.	296,676	2,719,224
	Tokyo Kiraboshi Financial Group, Inc.	272,088	7,200,273
#	Tokyo Rakutenchi Co. Ltd.	2,200	63,658
	Tokyo Rope Manufacturing Co. Ltd.	172,700	1,566,918
	Tokyo Sangyo Co. Ltd.	484,900	2,980,071
	Tokyo Tekko Co. Ltd.	122,800	2,995,143
	Toli Corp.	898,300	2,250,044
#	Tomato Bank Ltd.	84,300	651,619
#	Tomoe Corp.	641,900	2,403,719

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tomoe Engineering Co. Ltd.	112,500	$2,312,142
	Tomoku Co. Ltd.	235,064	3,673,369
	TOMONY Holdings, Inc.	1,871,486	5,308,731
	Tonami Holdings Co. Ltd.	144,000	5,205,536
	Topre Corp.	448,699	5,171,132
	Topy Industries Ltd.	238,500	4,149,266
	Torigoe Co. Ltd.	106,100	470,891
	Torishima Pump Manufacturing Co. Ltd.	11,000	146,356
	Tosei Corp.	285,800	3,543,667
	Towa Bank Ltd.	124,800	515,661
	Towa Pharmaceutical Co. Ltd.	67,840	858,309
	Toyo Construction Co. Ltd.	1,361,200	10,342,557
#	Toyo Denki Seizo KK	42,250	289,581
*	Toyo Engineering Corp.	96,785	442,904
	Toyo Ink SC Holdings Co. Ltd.	581,600	8,966,224
	Toyo Kanetsu KK	93,800	2,450,818
#	Toyo Logistics Co. Ltd.	57,700	110,895
#	Toyo Machinery & Metal Co. Ltd.	341,500	1,662,920
	Toyo Tire Corp.	1,153,800	15,622,754
#	Toyo Wharf & Warehouse Co. Ltd.	62,299	613,945
	Toyobo Co. Ltd.	1,397,374	10,663,176
	Toyoda Gosei Co. Ltd.	135,800	2,898,554
	TPR Co. Ltd.	310,697	3,949,557
	Trinity Industrial Corp.	12,100	78,906
	Trusco Nakayama Corp.	11,900	183,344
	TS Tech Co. Ltd.	943,500	12,189,732
	TSI Holdings Co. Ltd.	590,633	2,997,092
	Tsubaki Nakashima Co. Ltd.	357,797	2,071,136
	Tsubakimoto Chain Co.	415,772	11,085,291
	Tsubakimoto Kogyo Co. Ltd.	22,700	759,922
	Tsukishima Holdings Co. Ltd.	418,030	3,771,553
	Tsukuba Bank Ltd.	581,567	904,600
	Tsumura & Co.	40,600	755,554
	Tsurumi Manufacturing Co. Ltd.	262,000	4,770,430
	Tsuzuki Denki Co. Ltd.	1,300	19,463
	TV Asahi Holdings Corp.	314,100	3,963,410
	Tv Tokyo Holdings Corp.	125,900	3,070,932
#	TYK Corp.	479,200	1,173,798
	UACJ Corp.	674,499	13,507,476
	UBE Corp.	1,811,654	33,066,596
#	Ueki Corp.	28,500	285,322
	Unipres Corp.	686,539	5,481,251
*	Unitika Ltd.	455,943	751,092
	Urbanet Corp. Co. Ltd.	58,800	138,497
	V Technology Co. Ltd.	42,300	736,805
	Valor Holdings Co. Ltd.	517,130	7,766,621
	Vital KSK Holdings, Inc.	25,100	175,236
	Wakachiku Construction Co. Ltd.	155,900	3,417,140
	Wakita & Co. Ltd.	836,800	7,560,294
	Warabeya Nichiyo Holdings Co. Ltd.	239,200	4,607,784
	Wellneo Sugar Co. Ltd.	188,600	2,761,898
#	Wood One Co. Ltd.	81,775	706,831
	World Co. Ltd.	210,900	2,609,341
	Wowow, Inc.	67,300	549,379
	Xebio Holdings Co. Ltd.	478,003	3,824,471
	Yachiyo Industry Co. Ltd.	112,900	1,098,328
	Yahagi Construction Co. Ltd.	242,800	2,289,228
#	Yaizu Suisankagaku Industry Co. Ltd.	20,680	121,586
	YAMABIKO Corp.	368,696	4,029,201

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamae Group Holdings Co. Ltd.	58,000	$1,353,752
	Yamagata Bank Ltd.	13,100	104,778
	Yamaguchi Financial Group, Inc.	60,047	466,949
	Yamanashi Chuo Bank Ltd.	8,800	87,758
	Yamatane Corp.	203,099	2,654,113
#	Yamato Corp.	335,800	2,165,009
#	Yamaya Corp.	57,600	1,102,374
	Yamazen Corp.	143,800	1,223,538
	Yasuda Logistics Corp.	299,000	2,122,622
	Yellow Hat Ltd.	194,300	2,552,918
	Yodogawa Steel Works Ltd.	456,100	10,938,105
	Yokogawa Bridge Holdings Corp.	166,100	2,988,200
	Yokorei Co. Ltd.	1,132,300	9,718,800
	Yokowo Co. Ltd.	1,600	20,683
	Yondenko Corp.	184,700	3,037,555
#	Yorozu Corp.	241,900	1,596,161
	Yotai Refractories Co. Ltd.	99,100	1,087,355
	Yuasa Funashoku Co. Ltd.	39,199	831,738
	Yuasa Trading Co. Ltd.	74,100	2,373,508
	Yuken Kogyo Co. Ltd.	27,000	399,336
	Yurtec Corp.	1,000,000	6,217,545
	Yushiro Chemical Industry Co. Ltd.	150,000	1,271,148
	Yutaka Giken Co. Ltd.	10,000	141,178
	Zaoh Co. Ltd.	13,900	244,813
TOTAL JAPAN			2,908,739,855
NETHERLANDS — (2.4%)
	Acomo NV	7,951	180,242
	Allfunds Group PLC	30,256	197,267
	APERAM SA	1,078,436	34,034,417
	ASR Nederland NV	1,574,912	71,389,832
Ω	B&S Group Sarl	2,877	12,655
	Brunel International NV	15,140	210,760
	Flow Traders Ltd.	10,605	230,713
#	ForFarmers NV	209,017	656,040
*	Fugro NV	636,613	11,351,605
	Heijmans NV, CVA	571,157	7,899,859
	Kendrion NV	38,328	715,515
	Koninklijke BAM Groep NV	4,493,810	10,456,430
	Koninklijke Vopak NV	239,541	9,031,129
	Ordina NV	1,310,822	8,215,268
	SBM Offshore NV	4,248,998	61,729,326
Ω	Signify NV	1,603,772	50,424,946
	Sligro Food Group NV	9,571	184,780
#*††	SRH NV	4,044,025	0
	Van Lanschot Kempen NV	55,696	1,824,997
TOTAL NETHERLANDS			268,745,781
NEW ZEALAND — (0.2%)
*	Air New Zealand Ltd.	6,041,167	2,966,186
	Arvida Group Ltd.	2,523,010	1,960,911
#	Channel Infrastructure NZ Ltd.	456,847	465,407
	Chorus Ltd.	821,446	4,388,566
#	Colonial Motor Co. Ltd.	247,107	1,419,447
	Heartland Group Holdings Ltd.	573,203	640,987
	KMD Brands Ltd.	3,794,682	2,145,674
#	Millennium & Copthorne Hotels New Zealand Ltd.	814,983	1,019,965
	NZME Ltd.	1,169,418	718,587

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Oceania Healthcare Ltd.	1,339,372	$632,124
	PGG Wrightson Ltd.	150,209	391,263
*††	RPNZ Ltd.	832,183	0
#	Sanford Ltd.	1,031,849	2,669,246
	SKY Network Television Ltd.	1,013,983	1,574,021
	SKYCITY Entertainment Group Ltd.	398,084	558,898
	Summerset Group Holdings Ltd.	217,272	1,390,261
#*	Tourism Holdings Ltd.	244,873	538,699
	TOWER Ltd.	403,954	158,141
TOTAL NEW ZEALAND			23,638,383
NORWAY — (1.0%)
#	2020 Bulkers Ltd.	54,481	561,317
#*	Akastor ASA	694,464	748,146
#*	Aker BioMarine ASA	6,974	28,761
	Aker Solutions ASA	1,362,917	6,058,446
	AMSC ASA	824,081	3,269,428
	Austevoll Seafood ASA	73,174	549,415
Ω	Avance Gas Holding Ltd.	161,907	1,383,239
	B2Holding ASA	1,749,396	1,205,790
	Belships ASA	39,894	71,363
	Bonheur ASA	157,794	3,965,832
*	Borr Drilling Ltd.	84,140	737,871
*	BW Energy Ltd.	1,119,890	3,327,778
Ω	BW LPG Ltd.	1,713,127	18,334,174
	BW Offshore Ltd.	2,075,297	5,683,759
#*	Cadeler AS	20,885	86,682
#	DNO ASA	7,289,713	7,907,489
	FLEX LNG Ltd.	27,299	865,764
#	Golden Ocean Group Ltd.	115,920	908,319
	Grieg Seafood ASA	95,098	685,252
	Hoegh Autoliners ASA	175,813	1,016,165
Ω	Klaveness Combination Carriers ASA	1,337	9,433
*	Kongsberg Automotive ASA	7,260,039	1,812,039
*	LINK Mobility Group Holding ASA	239,841	334,926
	MPC Container Ships ASA	2,014,178	3,757,676
*Ω	Norske Skog ASA	415,175	1,861,392
*	NRC Group ASA	74,482	80,028
*	Odfjell Drilling Ltd.	1,966,598	5,591,744
	Odfjell SE, Class A	307,399	2,803,841
	Odfjell Technology Ltd.	350,215	1,783,548
*	OKEA ASA	16,957	63,977
Ω	Okeanis Eco Tankers Corp.	118,714	2,882,444
	Panoro Energy ASA	39,918	121,621
	Pareto Bank ASA	70,593	374,377
*	Pexip Holding ASA	32,125	58,524
*	PGS ASA	7,291,352	5,127,276
Ω	Scatec ASA	27,690	231,433
	Selvaag Bolig ASA	14,297	45,399
#*Ω	Shelf Drilling Ltd.	1,113,694	2,735,636
*	Siem Offshore, Inc.	180,328	371,251
*	Solstad Offshore ASA	15,318	36,345
	Sparebank 1 Oestlandet	101,235	1,272,188
	SpareBank 1 Sorost-Norge	46,808	230,776
	Sparebanken More	22,735	171,729
	Stolt-Nielsen Ltd.	544,440	13,461,565
#	Wilh Wilhelmsen Holding ASA, Class A	214,365	5,851,236
TOTAL NORWAY			108,465,394

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (0.3%)
*	Banco Comercial Portugues SA, Class R	94,022,488	$25,678,002
	Sonae SGPS SA	10,230,521	11,123,244
TOTAL PORTUGAL			36,801,246
SINGAPORE — (0.7%)
	Amara Holdings Ltd.	96,100	33,563
*	Avarga Ltd.	61,600	9,236
*	Banyan Tree Holdings Ltd.	2,791,500	881,587
	Bonvests Holdings Ltd.	1,274,180	956,208
	Bukit Sembawang Estates Ltd.	104,000	320,812
	China Aviation Oil Singapore Corp. Ltd.	1,580,900	1,100,650
	Chuan Hup Holdings Ltd.	5,950,500	791,592
*	COSCO Shipping International Singapore Co. Ltd.	854,600	98,391
	Del Monte Pacific Ltd.	943,400	120,486
*††	DMX Technologies Group Ltd.	3,585,000	0
#*††	Ezra Holdings Ltd.	12,978,893	0
	Far East Orchard Ltd.	3,437,607	2,686,824
	First Resources Ltd.	280,600	318,809
	First Sponsor Group Ltd.	1,045,655	951,542
#	Frencken Group Ltd.	1,726,200	1,123,205
	Geo Energy Resources Ltd.	1,406,900	233,067
	Golden Agri-Resources Ltd.	53,810,100	10,132,930
#	GP Industries Ltd.	202,408	94,186
#	GuocoLand Ltd.	2,689,700	3,135,730
	Haw Par Corp. Ltd.	289,900	2,096,046
	Hiap Hoe Ltd.	65,200	34,331
	Ho Bee Land Ltd.	5,835,400	8,650,457
	Hong Fok Corp. Ltd.	5,390,660	4,014,851
	Hong Leong Asia Ltd.	3,032,000	1,470,997
	Hong Leong Finance Ltd.	1,148,400	2,202,198
#	Hotel Grand Central Ltd.	2,738,449	1,832,715
	Hutchison Port Holdings Trust	30,226,800	5,595,223
#*††	Hyflux Ltd.	6,643,700	0
	Indofood Agri Resources Ltd.	423,200	94,029
	InnoTek Ltd.	62,100	20,046
	ISDN Holdings Ltd.	200,500	66,478
#	Japfa Ltd.	3,970,959	687,443
*††	Jurong Technologies Industrial Corp. Ltd.	3,391,000	0
	Low Keng Huat Singapore Ltd.	275,800	82,040
*	Marco Polo Marine Ltd.	1,438,700	57,209
	Metro Holdings Ltd.	6,728,960	3,009,767
#*††	Midas Holdings Ltd.	29,676,800	0
	Netlink NBN Trust	684,400	442,700
	OUE Ltd.	3,540,000	2,850,151
	Oxley Holdings Ltd.	69,709	6,495
#	PSC Corp. Ltd.	3,464,343	861,077
	QAF Ltd.	3,199,408	1,925,135
*	Raffles Education Ltd.	3,822,490	186,757
	Samudera Shipping Line Ltd.	141,300	88,846
*	Seatrium Ltd.	10,035,300	1,063,595
	Sinarmas Land Ltd.	387,100	56,771
	Sing Holdings Ltd.	1,587,200	417,676
	Sing Investments & Finance Ltd.	264,900	198,187
	Singapore Land Group Ltd.	1,862,021	2,946,078
	Singapore Post Ltd.	1,815,200	682,669
	Singapura Finance Ltd.	210,000	115,519
	Stamford Land Corp. Ltd.	7,641,128	2,327,500
	Straits Trading Co. Ltd.	851,400	1,351,106
#*††	Swiber Holdings Ltd.	10,100,850	0

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*††	Swiber Holdings Ltd.	10,173,200	$0
	Tiong Woon Corp. Holding Ltd.	2,037,650	757,929
	Tuan Sing Holdings Ltd.	13,735,559	3,309,694
	UOB-Kay Hian Holdings Ltd.	431,404	444,556
	Valuetronics Holdings Ltd.	254,200	105,180
	Wee Hur Holdings Ltd.	225,000	31,734
	Wing Tai Holdings Ltd.	6,439,954	6,924,761
	Yeo Hiap Seng Ltd.	323,363	157,955
TOTAL SINGAPORE			80,154,719
SPAIN — (2.9%)
	Acerinox SA	2,870,595	30,219,919
*††	Adveo Group International SA	15,262	0
Ω	Aedas Homes SA	70,900	1,268,514
	Almirall SA	197	1,890
#	Atresmedia Corp. de Medios de Comunicacion SA	457,153	1,895,004
	Banco de Sabadell SA	96,204,133	118,559,358
	Bankinter SA	8,874,437	57,417,989
	Construcciones y Auxiliar de Ferrocarriles SA	1,976	67,383
#	Ebro Foods SA	1,582,209	29,166,686
	Elecnor SA	48,576	745,016
#	Ence Energia y Celulosa SA	220,283	670,854
	Ercros SA	2,609,508	9,161,858
	Fomento de Construcciones y Contratas SA	17,065	226,450
Ω	Gestamp Automocion SA	1,569,962	7,622,162
#	Grupo Catalana Occidente SA	706,040	23,603,714
	Iberpapel Gestion SA	63,323	1,114,698
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	709,266	687,801
#	Mapfre SA	15,610,114	32,444,969
Ω	Neinor Homes SA	320,933	3,177,356
	Prosegur Compania de Seguridad SA	361,284	664,449
	Tubacex SA	1,673,882	5,366,339
#	Vocento SA	678,452	518,693
TOTAL SPAIN			324,601,102
SWEDEN — (2.3%)
Ω	AcadeMedia AB	1,196,348	5,768,591
	AFRY AB	265,064	3,678,466
Ω	Alimak Group AB	547,198	3,979,336
	Alligo AB, Class B	287,215	3,107,053
Ω	Ambea AB	515,401	1,670,283
#	AQ Group AB	19,714	838,957
	Arjo AB, Class B	1,832,726	7,841,320
*Ω	Attendo AB	920,875	2,799,020
#	BE Group AB	11,407	93,593
	Bergman & Beving AB	453,681	6,723,405
	Betsson AB, Class B	1,563,346	18,916,367
*	Better Collective AS	2,294	52,680
*	BHG Group AB	51,599	95,781
	Billerud Aktiebolag	65,648	559,822
	Bjorn Borg AB	5,186	19,984
#	Bonava AB, Class B	315,075	592,818
#	Bulten AB	306,507	2,342,461
	Bure Equity AB	357,232	7,600,213
*	Byggmax Group AB	867,790	2,845,794
*	Catena Media PLC	68,674	161,792
	Cloetta AB, Class B	4,255,494	7,618,067
*	Collector Bank AB	377,127	1,222,668

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#Ω	Dometic Group AB	427,773	$3,187,432
*	Doro AB	298,734	465,817
	Duni AB	567,813	5,089,484
*Ω	Dustin Group AB	191,574	499,720
	Elanders AB, Class B	146,142	1,400,721
*Ω	Eltel AB	29,797	22,177
#*	Enea AB	5,830	29,623
	Fagerhult Group AB	217,611	1,112,308
	Granges AB	2,300,193	23,493,939
*Ω	Hoist Finance AB	671,090	2,045,083
*	Humana AB	244,687	646,038
#,*	International Petroleum Corp.	1,444,950	13,615,837
#	Intrum AB	74,539	580,748
	Inwido AB	1,211,422	13,367,973
	ITAB Shop Concept AB	135,825	128,476
	JM AB	897,394	14,099,779
	Kabe Group AB, Class B	1,549	34,172
#*	K-fast Holding AB	21,898	41,839
	KNOW IT AB	20,734	292,908
	Lindab International AB	1,176,171	18,234,990
	Loomis AB	358,353	10,454,071
	MEKO AB	693,913	7,242,987
*	Modern Times Group MTG AB, Class B	407,612	2,651,180
	Momentum Group AB	289,288	2,939,166
	NCC AB, Class B	620,925	6,686,663
#	New Wave Group AB, Class B	1,831,500	16,609,692
*	Nobia AB	698,028	754,615
	Nordic Waterproofing Holding AB	200,680	2,780,397
	Pandox AB	60,024	707,775
	Peab AB, Class B	1,561,157	6,906,007
#	Pricer AB, Class B	147,938	111,011
	Ratos AB, Class B	3,121,599	10,377,418
	Rejlers AB	16,766	207,832
Ω	Resurs Holding AB	669,803	1,623,455
	Rottneros AB	1,522,717	1,576,376
	Scandi Standard AB	86,587	420,295
#	Sensys Gatso Group AB	15,936	112,607
#*Ω	Sinch AB	770,141	1,996,079
	Solid Forsakring AB	109,007	663,571
*	Stillfront Group AB	1,809,677	3,349,030
	Storskogen Group AB, Class B	1,058,877	1,089,933
	Tethys Oil AB	477,498	2,407,008
	VBG Group AB, Class B	63,603	1,187,660
TOTAL SWEDEN			259,772,363
SWITZERLAND — (6.6%)
	Adecco Group AG	1,620,498	66,042,309
	Allreal Holding AG	199,830	36,712,423
*	ams-OSRAM AG	2,067,712	18,302,425
	Arbonia AG	837,157	9,711,812
*	Autoneum Holding AG	43,908	7,566,491
	Baloise Holding AG	350,114	54,193,736
	Banque Cantonale de Geneve	34,944	8,729,786
	Banque Cantonale du Jura SA	3,334	196,336
	Banque Cantonale Vaudoise	44,941	5,044,240
	Bell Food Group AG	41,533	12,275,542
	Bellevue Group AG	23,419	713,070
	Berner Kantonalbank AG	50,709	13,668,776
	Bystronic AG	5,687	3,984,549

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Calida Holding AG	49,269	$2,034,307
	Carlo Gavazzi Holding AG	8,919	3,747,713
	Cembra Money Bank AG	168,242	12,769,956
#*	Cicor Technologies Ltd.	21,958	1,118,011
	Cie Financiere Tradition SA	21,055	2,872,230
	Clariant AG	177,056	2,901,271
	EFG International AG	1,966,265	24,529,777
	Energiedienst Holding AG	28,470	1,367,972
	Feintool International Holding AG	71,208	1,936,755
	Flughafen Zurich AG	15,352	3,249,975
#*	GAM Holding AG	1,795,338	1,068,634
#*	Gurit Holding AG, Class BR	28,514	3,050,871
	Helvetia Holding AG	623,560	92,276,286
	Huber & Suhner AG	30,639	2,646,396
	Implenia AG	317,451	15,462,356
	Investis Holding SA	22,516	2,409,057
	Jungfraubahn Holding AG	23,673	4,192,256
*	Kudelski SA	81,167	162,046
	Landis & Gyr Group AG	257,519	22,360,210
	Liechtensteinische Landesbank AG	202,789	14,066,353
	Luzerner Kantonalbank AG	162,237	13,945,689
Ω	Medmix AG	27,422	765,372
	Meier Tobler Group AG	2,657	145,594
	Metall Zug AG, Class B	1,174	2,129,930
	Mobimo Holding AG	130,095	38,471,312
	OC Oerlikon Corp. AG	1,157,571	6,294,356
	Orell Fuessli AG	244	20,368
	Phoenix Mecano AG	8,036	3,252,044
#*Ω	PolyPeptide Group AG	3,537	83,377
	Rieter Holding AG	23,809	2,648,265
	Schweiter Technologies AG	6,241	4,804,019
	Siegfried Holding AG	63,272	55,902,621
	St Galler Kantonalbank AG	51,131	29,243,627
	Sulzer AG	81,974	8,047,519
	Swiss Prime Site AG	675,650	65,409,257
#*	Swiss Steel Holding AG	2,829,541	454,031
	Thurgauer Kantonalbank	11,153	1,548,009
	TX Group AG	9,677	1,101,140
	Valiant Holding AG	6,249	687,596
	Vaudoise Assurances Holding SA	22,405	11,738,152
	Vetropack Holding AG	133,474	6,726,260
	Vontobel Holding AG	308,415	20,777,175
	VP Bank AG, Class A	65,083	6,748,922
*	V-ZUG Holding AG	17,959	1,464,854
	Walliser Kantonalbank	17,098	2,199,314
	Zehnder Group AG	110,602	8,100,621
	Zug Estates Holding AG, Class B	888	1,664,500
	Zuger Kantonalbank AG	378	3,353,394
TOTAL SWITZERLAND			749,091,245
UNITED KINGDOM — (11.2%)
	abrdn PLC	27,868	82,934
	Alliance Pharma PLC	985,481	645,094
	Anglo-Eastern Plantations PLC	332,443	2,875,230
	Ashmore Group PLC	336,296	891,808
*	Auction Technology Group PLC	1,993	18,159
*	Babcock International Group PLC	461,086	2,219,738
#Ω	Bakkavor Group PLC	329,076	424,483
	Balfour Beatty PLC	8,646,576	38,830,057

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bank of Georgia Group PLC	852,614	$35,648,568
	Bellway PLC	1,991,838	56,640,941
	Bloomsbury Publishing PLC	743,214	4,124,530
	Bodycote PLC	2,036,635	18,082,434
#*	boohoo Group PLC	504,752	251,669
	Breedon Group PLC	909,476	4,249,447
	Burford Capital Ltd.	550,620	7,441,661
	C&C Group PLC	990,052	1,753,604
	Camellia PLC	661	47,345
	Capital Ltd.	166,611	169,784
	Capricorn Energy PLC	1,157,515	2,633,248
*	Card Factory PLC	2,500,940	2,893,154
	Carr's Group PLC	643,356	1,198,703
	Castings PLC	470,165	2,417,864
#*	Cazoo Group Ltd.	23,815	43,581
	Centamin PLC	28,502,744	35,193,881
	Central Asia Metals PLC	1,440,838	3,393,200
	Chemring Group PLC	1,369,032	4,993,753
	Chesnara PLC	1,049,743	3,640,737
	Close Brothers Group PLC	3,489,564	41,292,612
Ω	CMC Markets PLC	28,656	51,618
	Crest Nicholson Holdings PLC	4,316,496	11,830,084
	Currys PLC	11,247,772	7,717,145
*	De La Rue PLC	217,547	134,003
	DFS Furniture PLC	520,794	805,682
	Direct Line Insurance Group PLC	6,160,292	11,895,844
	Diversified Energy Co. PLC	1,525,418	1,858,345
	Drax Group PLC	2,630,096	20,419,437
	DS Smith PLC	95,538	379,844
	Ecora Resources PLC	2,823,791	4,135,317
*	Elementis PLC	7,188,243	10,195,242
*	EnQuest PLC	31,957,832	7,320,709
	Epwin Group PLC	229,279	201,562
	Essentra PLC	1,775,048	3,702,747
	Ferrexpo PLC	605,343	713,835
	Firstgroup PLC	10,401,974	19,481,640
#	Flowtech Fluidpower PLC	90,707	108,373
	Foxtons Group PLC	1,901,394	971,147
*	Frasers Group PLC	2,296,070	23,931,336
*	Frontier Developments PLC	3,175	23,941
	Future PLC	115,113	1,236,177
	Galliford Try Holdings PLC	718,008	1,825,092
	GB Group PLC	195,832	629,062
*	Gem Diamonds Ltd.	275,133	64,611
	Genel Energy PLC	2,599,873	3,473,097
	Genuit Group PLC	343,148	1,379,800
*	Georgia Capital PLC	101,419	1,210,208
	Grafton Group PLC	5,241,423	58,951,669
	Grainger PLC	9,382,954	30,320,554
*	Greencore Group PLC	3,576,221	4,024,752
*	Griffin Mining Ltd.	11,516	11,626
	Gulf Keystone Petroleum Ltd.	3,794,910	6,053,108
*Ω	Gym Group PLC	24,249	32,613
	H&T Group PLC	77,164	427,453
	Halfords Group PLC	3,658,583	10,381,350
	Hargreaves Services PLC	18,548	105,453
	Harworth Group PLC	331,593	481,691
	Headlam Group PLC	375,066	1,071,981
	Helical PLC	1,671,495	5,766,405

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Henry Boot PLC	1,343,687	$3,743,921
	Hochschild Mining PLC	1,230,436	1,219,213
	Hunting PLC	1,912,375	6,489,035
Ω	Ibstock PLC	1,664,839	3,214,062
	IG Group Holdings PLC	537,753	4,886,339
	Inchcape PLC	1,113,195	11,707,482
*	International Distributions Services PLC	5,673,988	19,381,048
	International Personal Finance PLC	1,216,158	1,815,073
	iomart Group PLC	55,118	132,698
	IP Group PLC	566,521	434,521
#*	IQE PLC	780,306	198,047
*	James Fisher & Sons PLC	39,842	207,901
*	John Wood Group PLC	8,648,425	16,438,935
	Johnson Matthey PLC	96,214	2,225,174
	Jupiter Fund Management PLC	2,917,230	4,282,435
	Keller Group PLC	1,783,917	19,593,874
*	Kier Group PLC	1,591,766	1,792,456
	Lancashire Holdings Ltd.	609,954	4,668,543
	Lookers PLC	4,770,860	7,657,385
	LSL Property Services PLC	49,443	171,369
	Man Group PLC	1,193,965	3,660,208
*	Marks & Spencer Group PLC	21,286,231	56,385,206
*	Marston's PLC	5,506,211	2,219,031
	Mears Group PLC	2,344,350	8,220,931
*	Mitchells & Butlers PLC	5,193,552	15,314,110
	MJ Gleeson PLC	546,511	2,934,251
	Mobico Group PLC	5,871,063	7,039,066
	Morgan Sindall Group PLC	178,464	4,377,279
	MP Evans Group PLC	75,585	698,225
*	N Brown Group PLC	690,728	204,491
	NCC Group PLC	139,268	172,408
	Norcros PLC	232,009	482,663
	Numis Corp. PLC	61,529	262,814
*Ω	On the Beach Group PLC	22,849	26,135
	OSB Group PLC	5,441,397	25,717,179
	Pan African Resources PLC	3,566,738	660,039
	Paragon Banking Group PLC	6,524,502	44,287,455
*	Pendragon PLC	17,619,743	3,851,393
	Persimmon PLC	217,371	3,231,638
*	Petra Diamonds Ltd.	54,284	50,565
	Pets at Home Group PLC	5,391,498	27,093,334
	Pharos Energy PLC	1,008,706	312,571
*	Playtech PLC	4,622,050	33,251,639
	Premier Foods PLC	16,896,533	27,447,545
	QinetiQ Group PLC	1,340,910	5,552,161
Ω	Quilter PLC	16,035,810	16,096,376
	Reach PLC	5,638,622	6,151,272
	Redde Northgate PLC	4,289,965	18,962,429
	Redrow PLC	6,919,733	46,001,605
*	Renewi PLC	448,408	2,996,258
*	Restaurant Group PLC	1,543,255	845,859
	RHI Magnesita NV	92,609	3,559,425
	Ricardo PLC	115,231	865,659
	RWS Holdings PLC	346,895	1,158,390
	S&U PLC	8,638	268,847
*	Saga PLC	807,171	1,283,467
	Secure Trust Bank PLC	597	4,429
	Senior PLC	2,760,471	5,915,738
	Serco Group PLC	3,693,122	7,359,916

DFA International Small Cap Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Severfield PLC	1,380,945	$1,249,963
*	SIG PLC	4,651,853	1,731,561
	Sigmaroc PLC	18,641	14,250
	Speedy Hire PLC	8,504,742	4,017,408
Ω	Spire Healthcare Group PLC	4,649,980	12,858,666
*	Staffline Group PLC	42,154	13,730
*	Superdry PLC	816,351	824,929
*	Synthomer PLC	366,722	392,842
	Taylor Wimpey PLC	896,468	1,315,889
	TBC Bank Group PLC	296,109	9,464,269
Ω	TI Fluid Systems PLC	779,480	1,340,538
	TP ICAP Group PLC	12,372,165	25,253,293
	Travis Perkins PLC	4,162,093	46,553,639
*	Tremor International Ltd.	3,323	12,700
#	Trifast PLC	958,439	1,086,872
	TT Electronics PLC	2,625,883	5,294,426
	Tyman PLC	2,164,509	8,680,520
	Vanquis Banking Group PLC	506,748	818,476
	Vertu Motors PLC	3,280,417	2,946,696
	Vesuvius PLC	6,397,715	36,224,883
	Virgin Money UK PLC	11,806,267	26,781,423
	Vistry Group PLC	5,268,656	53,438,726
	Vp PLC	275,589	1,988,824
	Watkin Jones PLC	105,438	64,935
	Wickes Group PLC	1,175,844	2,061,783
	Young & Co's Brewery PLC, Class A	58,107	883,959
	Zotefoams PLC	3,087	15,843
TOTAL UNITED KINGDOM			1,265,935,333
UNITED STATES — (0.1%)
#	ADTRAN Holdings, Inc.	740,828	7,262,144
*	Noble Corp. PLC	31,590	1,650,838
	VAALCO Energy, Inc.	2	7
TOTAL UNITED STATES			8,912,989
TOTAL COMMON STOCKS			11,053,840,811
PREFERRED STOCKS — (0.1%)
GERMANY — (0.1%)
	Draegerwerk AG & Co. KGaA, 0.419%	14,744	740,580
	Jungheinrich AG, 2.001%	224,603	8,403,231
	STO SE & Co. KGaA, 3.329%	25,192	4,158,197
TOTAL GERMANY			13,302,008
RIGHTS/WARRANTS — (0.0%)
DENMARK — (0.0%)
*	NKT AS Rights	2	10
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	347,241	0

DFA International Small Cap Value Portfolio
CONTINUED
	Shares	Value»

SINGAPORE — (0.0%)
* Ezion Holdings Ltd. Warrants	10,557,095	$0
TOTAL RIGHTS/WARRANTS		10
TOTAL INVESTMENT SECURITIES (Cost $9,574,899,224)		11,067,142,829

			Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	19,951,131	230,774,730
TOTAL INVESTMENTS — (100.0%)
(Cost $9,805,655,537)^^			$11,297,917,559
As of July 31, 2023, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	340	09/15/23	$75,816,215	$78,446,500	$2,630,285
Total Futures Contracts			$75,816,215	$78,446,500	$2,630,285
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$670,738,032	$144,496	$670,882,528
Austria	—	75,849,517	—	75,849,517
Belgium	—	180,591,684	—	180,591,684
Canada	$1,458,022,213	287,971	—	1,458,310,184
China	11,757,560	1,639,189	—	13,396,749
Denmark	—	376,533,095	—	376,533,095
Finland	—	223,596,964	—	223,596,964
France	—	529,733,251	—	529,733,251
Germany	—	552,023,896	—	552,023,896
Hong Kong	—	229,564,098	165,558	229,729,656
Ireland	45,908,907	—	—	45,908,907
Israel	102,357	93,014,892	—	93,117,249
Italy	—	569,308,721	—	569,308,721
Japan	—	2,908,739,855	—	2,908,739,855
Netherlands	—	268,745,781	—	268,745,781
New Zealand	—	23,638,383	—	23,638,383
Norway	707,940	107,757,454	—	108,465,394
Portugal	—	36,801,246	—	36,801,246
Singapore	—	80,154,719	—	80,154,719
Spain	—	324,601,102	—	324,601,102
Sweden	495,155	259,277,208	—	259,772,363
Switzerland	—	749,091,245	—	749,091,245
United Kingdom	43,581	1,265,891,752	—	1,265,935,333
United States	7	8,912,982	—	8,912,989

DFA International Small Cap Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$13,302,008	—	$13,302,008
Rights/Warrants
Denmark	—	10	—	10
Securities Lending Collateral	—	230,774,730	—	230,774,730
Futures Contracts**	$2,630,285	—	—	2,630,285
TOTAL	$1,519,668,005	$9,780,569,785	$310,054^	$11,300,547,844
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Vector Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.0%)
AUSTRALIA — (6.3%)
*	A2B Australia Ltd.	84,378	$95,136
	Accent Group Ltd.	350,750	417,153
	Acrow Formwork & Construction Services Ltd.	111,412	61,410
#	Adairs Ltd.	108,167	123,892
	Adbri Ltd.	327,958	549,762
	AGL Energy Ltd.	46,695	382,690
	AIC Mines Ltd.	42,548	11,173
*	Ainsworth Game Technology Ltd.	31,523	22,770
*	Alkane Resources Ltd.	338,802	161,593
*	Alliance Aviation Services Ltd.	48,114	106,116
*	Allkem Ltd.	39,920	399,664
	ALS Ltd.	85,381	675,305
	Altium Ltd.	16,864	433,951
	Alumina Ltd.	821,037	792,551
#*	AMA Group Ltd.	431,520	42,086
	AMP Ltd.	1,944,073	1,479,336
	Ampol Ltd.	94,383	2,090,266
	Ansell Ltd.	91,328	1,483,139
#*	Appen Ltd.	62,492	95,617
#*	Arafura Rare Earths Ltd.	1,043,749	200,487
	ARB Corp. Ltd.	25,908	543,908
#	Ardent Leisure Group Ltd.	183,308	63,576
	Aristocrat Leisure Ltd.	45,334	1,200,681
#	ARN Media Ltd.	198,086	138,386
	ASX Ltd.	11,971	500,132
	Atlas Arteria Ltd.	99,259	419,583
	AUB Group Ltd.	37,029	715,293
*	Audinate Group Ltd.	4,108	26,011
#*	Aurelia Metals Ltd.	1,381,617	85,873
	Aurelia Metals Ltd.	21,176	1,309
	Aurizon Holdings Ltd.	1,201,800	3,079,989
*	Ausgold Ltd.	1,507,409	41,569
#*	Aussie Broadband Ltd.	28,190	52,271
	Austal Ltd.	293,169	433,856
#	Austin Engineering Ltd.	207,907	39,167
	Australia & New Zealand Banking Group Ltd.	273,533	4,745,569
*	Australian Agricultural Co. Ltd.	340,884	342,015
#	Australian Clinical Labs Ltd.	103,750	221,372
	Australian Ethical Investment Ltd.	20,629	57,452
	Australian Finance Group Ltd.	158,570	195,162
#*	Australian Strategic Materials Ltd.	62,024	62,224
	Auswide Bank Ltd.	13,944	54,068
#*††	AVZ Minerals Ltd.	100,493	10,537
#	Baby Bunting Group Ltd.	70,664	79,095
	Bank of Queensland Ltd.	498,280	2,024,883
#*	Bannerman Energy Ltd.	43,076	43,870
	Bapcor Ltd.	236,444	994,747
	Base Resources Ltd.	299,933	35,334
	Beach Energy Ltd.	1,492,914	1,627,851
	Beacon Lighting Group Ltd.	69,199	86,099
	Bega Cheese Ltd.	244,658	535,877
#	Bell Financial Group Ltd.	111,621	79,550
*	Bellevue Gold Ltd.	605,345	593,902
	Bendigo & Adelaide Bank Ltd.	299,331	1,884,962
#	BHP Group Ltd., Sponsored ADR	58,819	3,685,010

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	BHP Group Ltd., Class DI	178,389	$5,551,799
*	Black Cat Syndicate Ltd.	39,949	9,689
	BlueScope Steel Ltd.	287,588	4,241,066
*	Boral Ltd.	6,080	17,850
*	Boss Energy Ltd.	89,437	175,751
	Brambles Ltd.	178,347	1,687,300
#	Bravura Solutions Ltd.	396,931	133,439
	Breville Group Ltd.	35,292	536,942
	Brickworks Ltd.	89,732	1,565,285
#*	BWX Ltd.	108,764	14,611
*	Calidus Resources Ltd.	2,819	332
	Capitol Health Ltd.	499,605	78,940
	Capral Ltd.	4,109	20,719
*	Capricorn Metals Ltd.	75,489	227,747
#*	Carnarvon Energy Ltd.	1,228,400	120,031
	carsales.com Ltd.	52,800	882,594
	Cedar Woods Properties Ltd.	57,706	194,916
*††	Centrebet International Ltd.	13,296	0
	Challenger Ltd.	446,603	2,158,616
	Champion Iron Ltd.	266,916	1,081,411
*	Clean Seas Seafood Ltd.	62,604	20,767
	Cleanaway Waste Management Ltd.	652,951	1,211,928
#	Clinuvel Pharmaceuticals Ltd.	15,776	194,716
	Clover Corp. Ltd.	36,665	26,809
	Cobram Estate Olives Ltd.	27,934	23,845
	Cochlear Ltd.	5,047	811,923
	Codan Ltd.	72,346	365,709
#*	Cogstate Ltd.	42,738	40,711
	Coles Group Ltd.	71,757	877,487
	Collins Foods Ltd.	98,017	661,587
*	Comet Ridge Ltd.	392,184	46,288
	Commonwealth Bank of Australia	72,307	5,144,553
	Computershare Ltd.	71,095	1,199,035
*	Cooper Energy Ltd.	2,283,009	222,751
	Corporate Travel Management Ltd.	35,713	503,363
	Costa Group Holdings Ltd.	286,549	639,087
	Credit Corp. Group Ltd.	40,836	650,235
	CSR Ltd.	438,908	1,693,052
	Data#3 Ltd.	87,623	442,826
*	De Grey Mining Ltd.	184,303	166,673
#*	Deep Yellow Ltd.	76,856	33,531
	Deterra Royalties Ltd.	116,856	370,333
	Dicker Data Ltd.	23,491	126,423
	Domain Holdings Australia Ltd.	124,605	341,193
	Domino's Pizza Enterprises Ltd.	16,292	539,024
	Downer EDI Ltd.	579,609	1,713,508
	Eagers Automotive Ltd.	77,037	766,241
	Elanor Investor Group	45,594	51,596
	Elders Ltd.	126,847	621,909
#*	Electro Optic Systems Holdings Ltd.	17,371	14,014
#	Emeco Holdings Ltd.	290,588	139,826
*	Emerald Resources NL	84,996	129,947
#*	EML Payments Ltd.	303,195	153,994
	Endeavour Group Ltd.	77,732	317,717
*††	Energy World Corp. Ltd.	1,371,925	23,960
	Enero Group Ltd.	40,866	49,185
#*	EnviroSuite Ltd.	100,794	6,231
	EQT Holdings Ltd.	14,585	256,504
	Estia Health Ltd.	209,499	392,258

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Euroz Hartleys Group Ltd.	2,967	$2,274
	Evolution Mining Ltd.	661,665	1,661,082
	EVT Ltd.	73,769	607,008
	Fenix Resources Ltd.	214,993	43,369
	Finbar Group Ltd.	18,455	8,863
*	FleetPartners Group Ltd.	237,697	410,726
*	Fleetwood Ltd.	69,906	102,409
#*	Flight Centre Travel Group Ltd.	18,614	292,937
	Fortescue Metals Group Ltd.	119,009	1,749,519
#*	Frontier Digital Ventures Ltd.	56,903	16,858
	G8 Education Ltd.	1,115,211	825,211
#*	Galan Lithium Ltd.	10,413	5,443
#*	Gascoyne Resources Ltd.	221,514	38,096
#	Genesis Minerals Ltd.	195,491	193,649
	Gold Road Resources Ltd.	559,544	597,693
	GR Engineering Services Ltd.	12,983	18,959
	GrainCorp Ltd., Class A	206,682	1,125,028
	Grange Resources Ltd.	490,389	178,535
	GUD Holdings Ltd.	98,957	664,646
	GWA Group Ltd.	199,820	263,846
	Hansen Technologies Ltd.	137,190	483,613
#	Harvey Norman Holdings Ltd.	487,046	1,239,076
	Healius Ltd.	723,356	1,397,616
	Healthia Ltd.	3,249	2,166
	Helia Group Ltd.	399,142	1,042,130
#	Helloworld Travel Ltd.	19,262	37,079
#*	Highfield Resources Ltd.	75,056	24,749
*	Hillgrove Resources Ltd.	247,186	11,478
	Horizon Oil Ltd.	229,895	23,205
*	Hot Chili Ltd.	64,306	63,770
	HUB24 Ltd.	13,372	253,691
#	Humm Group Ltd.	288,223	87,227
	IDP Education Ltd.	25,503	427,390
	IGO Ltd.	81,051	757,362
	Iluka Resources Ltd.	179,863	1,242,307
	Imdex Ltd.	368,894	486,631
#*	Immutep Ltd., Sponsored ADR	20,551	44,390
	Incitec Pivot Ltd.	1,212,263	2,465,996
	Infomedia Ltd.	336,009	387,866
	Inghams Group Ltd.	215,704	406,573
	Insignia Financial Ltd.	503,993	1,012,681
	Insurance Australia Group Ltd.	172,005	686,647
	Integral Diagnostics Ltd.	172,500	350,836
	InvoCare Ltd.	58,370	479,979
*	ioneer Ltd.	343,732	67,254
	IPH Ltd.	69,713	371,098
	IRESS Ltd.	91,339	638,525
	IVE Group Ltd.	112,528	174,701
*	James Hardie Industries PLC, CDI	35,000	1,025,741
*	James Hardie Industries PLC, Sponsored ADR	1,506	44,578
	JB Hi-Fi Ltd.	44,783	1,377,335
	Johns Lyng Group Ltd.	100,016	356,445
	Jupiter Mines Ltd.	781,066	107,828
*	Karoon Energy Ltd.	498,386	750,964
	Kelsian Group Ltd.	107,259	501,471
*	Kogan.com Ltd.	19,892	81,386
	Lendlease Corp. Ltd.	301,748	1,754,233
#	Lifestyle Communities Ltd.	62,748	734,922
	Lindsay Australia Ltd.	93,856	85,226

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Link Administration Holdings Ltd.	231,855	$238,817
*	Liontown Resources Ltd.	45,532	82,681
	Lottery Corp. Ltd.	313,747	1,091,806
	Lovisa Holdings Ltd.	23,600	341,178
	Lycopodium Ltd.	11,755	79,435
*	Lynas Rare Earths Ltd.	160,229	726,194
	MA Financial Group Ltd.	27,305	86,756
	Macmahon Holdings Ltd.	971,526	94,902
	Macquarie Group Ltd.	13,642	1,608,808
*	Macquarie Technology Group Ltd.	3,231	147,881
#	Magellan Financial Group Ltd.	116,469	732,123
#	Mayne Pharma Group Ltd.	68,065	223,244
	McMillan Shakespeare Ltd.	49,924	664,798
	Medibank Pvt Ltd.	415,793	981,648
#*	Mesoblast Ltd.	196,706	151,113
#*	Metals X Ltd.	449,738	94,205
	Metcash Ltd.	401,307	971,779
#	Michael Hill International Ltd.	50,276	31,027
	Mineral Resources Ltd.	30,552	1,476,174
*	MMA Offshore Ltd.	275,076	241,530
	Monadelphous Group Ltd.	42,701	392,041
	Monash IVF Group Ltd.	261,809	211,986
*	Mount Gibson Iron Ltd.	506,781	160,560
	Myer Holdings Ltd.	960,406	410,343
	MyState Ltd.	91,318	218,943
*	Nanosonics Ltd.	38,363	122,284
	National Australia Bank Ltd.	267,552	5,125,239
	Navigator Global Investments Ltd.	141,839	138,457
#*	Neometals Ltd.	48,923	16,162
	Netwealth Group Ltd.	53,665	548,293
#	New Hope Corp. Ltd.	477,621	1,710,483
	Newcrest Mining Ltd.	272,572	4,888,394
*	NEXTDC Ltd.	37,095	318,368
	nib holdings Ltd.	195,913	1,091,019
	Nick Scali Ltd.	48,096	346,273
#	Nickel Industries Ltd.	829,514	462,318
	Nine Entertainment Co. Holdings Ltd.	1,034,270	1,491,542
	Northern Star Resources Ltd.	165,192	1,289,523
	NRW Holdings Ltd.	431,557	800,013
	Nufarm Ltd.	321,492	1,163,902
	Objective Corp. Ltd.	7,318	65,022
*	OFX Group Ltd.	158,779	224,390
*	Omni Bridgeway Ltd.	176,068	334,069
	oOh!media Ltd.	442,015	415,201
	Orica Ltd.	127,364	1,351,433
	Origin Energy Ltd.	349,583	1,990,187
	Orora Ltd.	430,408	1,039,654
	Pacific Current Group Ltd.	51,154	351,540
	Pacific Smiles Group Ltd.	19,803	19,573
	Pact Group Holdings Ltd.	127,434	66,040
*	Paladin Energy Ltd.	512,786	255,152
#*	Panoramic Resources Ltd.	1,056,690	35,502
	Panoramic Resources Ltd.	212,400	7,133
*	Pantoro Ltd.	1,200,543	64,707
	Peet Ltd.	285,445	240,801
#*	Peninsula Energy Ltd.	492,784	30,585
#	PeopleIN Ltd.	37,024	61,019
	Pepper Money Ltd.	47,459	49,160
#*	Perenti Ltd.	533,613	429,517

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Perpetual Ltd.	59,700	$991,036
	Perseus Mining Ltd.	1,083,530	1,274,000
*	PEXA Group Ltd.	61,584	549,403
	Pilbara Minerals Ltd.	194,044	634,824
#	Pinnacle Investment Management Group Ltd.	20,399	144,549
	Platinum Asset Management Ltd.	343,065	366,052
#*	PointsBet Holdings Ltd.	6,569	7,321
*	Poseidon Nickel Ltd.	595,932	10,419
#*	Praemium Ltd.	59,810	22,519
	Premier Investments Ltd.	42,660	636,056
	Pro Medicus Ltd.	10,174	471,190
	Propel Funeral Partners Ltd.	17,391	51,418
	PSC Insurance Group Ltd.	15,445	48,808
	PWR Holdings Ltd.	36,095	222,754
*	Qantas Airways Ltd.	77,152	338,988
	QBE Insurance Group Ltd.	152,109	1,614,926
	Qube Holdings Ltd.	544,788	1,078,340
#	Ramelius Resources Ltd.	1,119,559	967,612
	Ramsay Health Care Ltd.	19,064	755,473
	REA Group Ltd.	4,186	443,772
*	ReadyTech Holdings Ltd.	22,182	49,190
*	Red 5 Ltd.	1,121,309	136,660
*††	Red River Resources Ltd.	65,097	599
*	Redbubble Ltd.	56,201	26,349
	Reece Ltd.	20,461	270,185
#	Regis Healthcare Ltd.	92,021	139,788
*	Regis Resources Ltd.	657,277	747,536
*	Reject Shop Ltd.	19,979	70,139
	Reliance Worldwide Corp. Ltd.	460,027	1,306,905
#	Resimac Group Ltd.	22,675	14,297
*	Resolute Mining Ltd.	1,646,848	401,240
*	Retail Food Group Ltd.	2,461,354	89,370
	Ridley Corp. Ltd.	228,380	302,133
	Rio Tinto Ltd.	28,857	2,285,035
*	RPMGlobal Holdings Ltd.	72,882	79,952
*††	Salmat Ltd.	16,043	0
*	Sandfire Resources Ltd.	418,949	1,915,109
	Santos Ltd.	1,300,812	6,999,653
	SEEK Ltd.	45,271	759,200
	Select Harvests Ltd.	112,351	317,371
#	Servcorp Ltd.	42,286	83,771
#	Service Stream Ltd.	440,774	269,753
	Seven Group Holdings Ltd.	32,051	565,830
*	Seven West Media Ltd.	822,457	212,920
	SG Fleet Group Ltd.	38,794	68,289
	Shaver Shop Group Ltd.	93,308	70,294
#*	Sierra Rutile Holdings Ltd.	136,845	20,255
	Sigma Healthcare Ltd.	1,125,073	593,843
*	Silver Lake Resources Ltd.	844,813	509,969
#*	Silver Mines Ltd.	479,752	58,482
	Sims Ltd.	160,860	1,640,889
	SmartGroup Corp. Ltd.	87,111	530,069
	Solvar Ltd.	155,923	183,091
	Sonic Healthcare Ltd.	76,269	1,802,068
	South32 Ltd.	2,094,134	5,514,264
	Southern Cross Electrical Engineering Ltd.	130,917	60,726
	Southern Cross Media Group Ltd.	216,813	137,144
*††	SpeedCast International Ltd.	198,889	0
	SRG Global Ltd.	28,702	14,374

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	St Barbara Ltd.	779,875	$126,546
*	Star Entertainment Group Ltd.	1,228,503	868,774
	Steadfast Group Ltd.	194,270	762,169
#*	Strike Energy Ltd.	324,297	96,934
	Suncorp Group Ltd.	282,414	2,706,093
	Super Retail Group Ltd.	160,643	1,333,283
*	Superloop Ltd.	304,048	136,079
	Symbio Holdings Ltd.	30,212	48,437
#*	Syrah Resources Ltd.	391,534	185,071
	Tabcorp Holdings Ltd.	1,795,994	1,274,049
	Technology One Ltd.	118,496	1,255,483
	Telstra Group Ltd.	225,970	646,774
#*	Temple & Webster Group Ltd.	15,717	69,784
#††	Ten Sixty Four Ltd.	189,882	54,844
#	Terracom Ltd.	328,405	90,783
	TPG Telecom Ltd.	96,322	325,175
	Treasury Wine Estates Ltd.	143,209	1,083,903
*	Tuas Ltd.	41,766	55,341
#*	Tyro Payments Ltd.	97,397	91,589
*	United Malt Group Ltd.	230,209	746,182
*††	Virgin Australia Holdings Pty. Ltd.	272,729	0
Ω	Viva Energy Group Ltd.	612,416	1,299,293
*	Webjet Ltd.	84,776	449,996
	Wesfarmers Ltd.	6,773	226,309
*	West African Resources Ltd.	738,130	447,766
*	Westgold Resources Ltd.	551,180	618,092
	Westpac Banking Corp.	306,685	4,609,741
	Whitehaven Coal Ltd.	948,133	4,430,157
#*	Widgie Nickel Ltd.	11,598	1,716
	WiseTech Global Ltd.	4,313	249,072
#	Woodside Energy Group Ltd., ADR	21,257	548,435
	Woodside Energy Group Ltd.	229,697	5,920,481
	Woolworths Group Ltd.	37,895	984,089
	Worley Ltd.	138,501	1,620,963
*	Xero Ltd.	3,462	284,581
	XRF Scientific Ltd.	44,848	42,262
#	Yancoal Australia Ltd.	223,796	768,492
#*	Zip Co. Ltd.	42,892	12,854
TOTAL AUSTRALIA			215,658,094
AUSTRIA — (0.6%)
	Addiko Bank AG	6,257	84,913
	Agrana Beteiligungs AG	8,154	145,261
	ANDRITZ AG	37,161	1,962,025
	AT&S Austria Technologie & Systemtechnik AG	25,068	946,784
Ω	BAWAG Group AG	23,691	1,154,164
	CA Immobilien Anlagen AG	3,204	102,178
*	DO & Co. AG	3,767	509,026
	Erste Group Bank AG	49,550	1,872,785
	EVN AG	35,368	838,360
*	FACC AG	6,832	45,392
*	Immofinanz AG	7,951	0
*	Kapsch TrafficCom AG	2,499	29,413
*	Lenzing AG	6,790	341,815
	Mayr Melnhof Karton AG	3,500	534,317
	Oberbank AG	847	111,751
	Oesterreichische Post AG	6,903	251,816
	OMV AG	50,897	2,293,118
	Palfinger AG	8,370	245,286

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	POLYTEC Holding AG	14,925	$75,482
	Porr AG	16,942	236,181
*	Raiffeisen Bank International AG	84,793	1,371,053
*	Rosenbauer International AG	1,017	32,633
	Schoeller-Bleckmann Oilfield Equipment AG	3,639	220,538
	Semperit AG Holding	6,893	153,936
	Telekom Austria AG	83,736	637,387
	UBM Development AG	2,555	69,701
	UNIQA Insurance Group AG	66,625	544,209
	Verbund AG	3,257	269,865
	Vienna Insurance Group AG Wiener Versicherung Gruppe	32,292	863,682
	voestalpine AG	93,552	3,091,459
	Wienerberger AG	53,822	1,767,560
	Zumtobel Group AG	17,773	155,296
TOTAL AUSTRIA			20,957,386
BELGIUM — (1.4%)
	Ackermans & van Haaren NV	21,194	3,690,213
	Ageas SA	124,854	5,285,467
*	AGFA-Gevaert NV	143,373	368,792
	Anheuser-Busch InBev SA	22,429	1,283,065
#	Anheuser-Busch InBev SA/NV, Sponsored ADR	6,428	368,324
*	Argenx SE, ADR	768	387,441
*	Argenx SE	66	33,240
#	Atenor	3,834	118,143
	Azelis Group NV	6,234	161,185
	Barco NV	15,337	356,924
	Bekaert SA	34,138	1,629,433
	bpost SA	78,179	376,494
	Cie d'Entreprises CFE	8,983	90,857
	Deceuninck NV	68,481	173,749
*	Deme Group NV	8,565	1,134,260
	D'ieteren Group	2,222	388,064
	Econocom Group SA	87,162	251,014
	Elia Group SA	3,377	415,793
	Etablissements Franz Colruyt NV	45,435	1,731,712
#*	Euronav NV	79,698	1,313,493
	EVS Broadcast Equipment SA	9,185	222,995
	Fagron	40,102	713,601
*	Galapagos NV	37,711	1,584,782
#*	Galapagos NV, Sponsored ADR	249	10,545
	Gimv NV	19,452	898,272
*	Greenyard NV	12,710	93,324
	Immobel SA	4,049	160,161
	Ion Beam Applications	12,464	201,231
	KBC Group NV	102,841	7,740,306
	Kinepolis Group NV	6,411	312,493
	Lotus Bakeries NV	202	1,616,466
	Melexis NV	10,065	1,085,059
#*	Ontex Group NV	72,655	622,667
*	Orange Belgium SA	15,562	236,936
	Proximus SADP	127,985	981,233
#	Recticel SA	42,061	534,021
	Roularta Media Group NV	432	7,501
	Shurgard Self Storage Ltd.	4,178	190,645
	Sipef NV	5,278	328,948
	Solvay SA	74,197	8,910,929
	Tessenderlo Group SA	22,758	763,354
	UCB SA	7,473	661,714

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Umicore SA	33,892	$1,003,716
*	Unifiedpost Group SA	7,022	30,180
	Van de Velde NV	4,118	153,992
	VGP NV	6,238	665,988
	Viohalco SA	27,214	196,191
	What's Cooking BV	16	1,391
TOTAL BELGIUM			49,486,304
CANADA — (10.5%)
*	5N Plus, Inc.	42,183	118,361
	Acadian Timber Corp.	7,976	101,617
*	Advantage Energy Ltd.	215,003	1,516,345
	Aecon Group, Inc.	54,035	449,523
	Africa Oil Corp.	329,400	779,379
	AG Growth International, Inc.	12,160	502,482
	AGF Management Ltd., Class B	90,237	537,186
#	Agnico Eagle Mines Ltd.	79,553	4,170,185
*	Aimia, Inc.	62,327	157,395
*	Air Canada	12,900	237,720
#	AirBoss of America Corp.	12,431	45,156
	Alamos Gold, Inc., Class A	176,218	2,176,693
#	Algoma Central Corp.	4,796	55,210
#	Algonquin Power & Utilities Corp.	70	578
	Alimentation Couche-Tard, Inc.	17,532	887,602
	AltaGas Ltd.	157,555	3,110,118
	Altius Minerals Corp.	24,907	404,398
	Altus Group Ltd.	10,266	342,784
#*	Americas Gold & Silver Corp.	57,200	23,424
	Amerigo Resources Ltd.	110,614	135,893
	Andlauer Healthcare Group, Inc.	6,905	230,507
#	Andrew Peller Ltd., Class A	27,192	84,546
	ARC Resources Ltd.	457,247	6,907,333
*	Argonaut Gold, Inc.	295,915	125,668
*	Aritzia, Inc.	44,100	839,092
*	Ascot Resources Ltd.	12,500	5,308
	Atco Ltd., Class I	13,800	393,912
*	Athabasca Oil Corp.	399,533	1,030,154
*	ATS Corp.	31,845	1,444,152
#*	Aurora Cannabis, Inc.	87,883	49,466
*	AutoCanada, Inc.	26,419	451,186
	B2Gold Corp.	1,175,863	4,087,031
	Badger Infrastructure Solutions Ltd.	24,570	598,109
#	Bank of Montreal	84,216	7,825,454
#	Bank of Nova Scotia	138,643	6,981,865
	Barrick Gold Corp.	100,384	1,745,109
#*	Bausch & Lomb Corp.	2,161	42,939
*	Bausch Health Cos., Inc.	25,253	245,207
*	Baytex Energy Corp.	470,586	1,898,546
	BCE, Inc.	3,481	150,449
#	Birchcliff Energy Ltd.	241,836	1,445,166
	Bird Construction, Inc.	46,651	313,802
	Black Diamond Group Ltd.	21,857	102,104
#*	BlackBerry Ltd.	74,077	377,793
*	Bombardier, Inc., Class A	244	12,220
*	Bombardier, Inc., Class B	12,533	627,276
*	Bonterra Energy Corp.	29,574	152,507
	Boralex, Inc., Class A	18,928	489,761
	Boyd Group Services, Inc.	5,105	937,881
	Bridgemarq Real Estate Services	1,900	22,449

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Brookfield Asset Management Ltd., Class A	1	$30
	Brookfield Corp., Class A	22,327	779,212
	Brookfield Infrastructure Corp., Class A	9,704	453,855
	BRP, Inc.	4,900	450,778
*	CAE, Inc.	34,167	780,696
	Calfrac Well Services Ltd.	24,846	99,486
	Calian Group Ltd.	5,688	273,605
*	Calibre Mining Corp.	65,939	85,508
	Cameco Corp.	14,151	497,549
	Canaccord Genuity Group, Inc.	110,266	694,046
#	Canacol Energy Ltd.	19,062	168,407
#*	Canada Goose Holdings, Inc.	14,018	255,724
	Canadian Imperial Bank of Commerce	89,839	3,958,309
#	Canadian National Railway Co.	8,400	1,018,332
#	Canadian Natural Resources Ltd.	66,550	4,046,240
	Canadian Pacific Kansas City Ltd.	11,600	954,564
#	Canadian Tire Corp. Ltd., Class A	22,383	3,074,193
	Canadian Utilities Ltd., Class A	10,100	251,533
	Canadian Western Bank	87,418	1,746,835
*	Canfor Corp.	54,824	865,194
*	Canfor Pulp Products, Inc.	6,149	9,419
	Capital Power Corp.	21,084	657,791
*	Capstone Copper Corp.	334,485	1,747,698
#	Cardinal Energy Ltd.	116,611	634,941
*	CareRx Corp.	5,125	8,356
#	Cargojet, Inc.	1,500	110,261
#	Cascades, Inc.	78,272	713,479
	CCL Industries, Inc., Class B	25,267	1,211,375
*	Celestica, Inc.	119,111	2,617,996
	Cenovus Energy, Inc.	165,286	3,143,740
	Centerra Gold, Inc.	186,287	1,195,150
	CES Energy Solutions Corp.	212,968	453,828
*	CGI, Inc.	25,155	2,555,932
	Chesswood Group Ltd.	6,897	43,673
	CI Financial Corp.	146,298	1,850,567
	Cogeco Communications, Inc.	12,103	613,204
	Cogeco, Inc.	6,264	247,871
	Colliers International Group, Inc.	6,244	632,391
	Computer Modelling Group Ltd.	48,622	265,482
*	Conifex Timber, Inc.	13,656	13,981
	Constellation Software, Inc.	1,092	2,307,108
	Corby Spirit & Wine Ltd.	7,550	87,715
#	Corus Entertainment, Inc., Class B	189,381	208,245
	Crescent Point Energy Corp.	512,452	4,155,601
*	Crew Energy, Inc.	221,085	933,867
#*	Cronos Group, Inc.	80,820	156,791
	Definity Financial Corp.	17,341	436,467
*	Denison Mines Corp.	414,890	541,168
*	Descartes Systems Group, Inc.	4,000	311,480
	Dexterra Group, Inc.	29,187	128,375
	Dollarama, Inc.	25,498	1,679,563
	Doman Building Materials Group Ltd.	61,405	315,256
#*	Dorel Industries, Inc., Class B	25,818	116,104
	DREAM Unlimited Corp., Class A	31,388	492,487
	Dundee Precious Metals, Inc.	176,518	1,227,521
	Dye & Durham Ltd.	11,117	166,841
#	ECN Capital Corp.	93,728	186,226
	E-L Financial Corp. Ltd.	977	686,289
#*	Eldorado Gold Corp.	162,101	1,589,656

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Element Fleet Management Corp.	248,905	$4,014,871
	Emera, Inc.	1,377	55,857
	Empire Co. Ltd., Class A	72,780	1,976,455
	Endeavour Mining PLC	125,055	3,021,470
#*	Endeavour Silver Corp.	72,822	255,605
	Enerflex Ltd.	105,763	858,199
*	Energy Fuels, Inc.	24,915	159,660
	Enerplus Corp.	176,129	2,944,921
	Enghouse Systems Ltd.	25,432	575,892
*	Ensign Energy Services, Inc.	137,467	260,621
#*	Enthusiast Gaming Holdings, Inc., Class I	16,282	9,919
#	EQB, Inc.	26,670	1,573,725
*	Equinox Gold Corp.	208,472	1,097,688
*	ERO Copper Corp.	23,172	557,049
	Evertz Technologies Ltd.	18,956	194,929
	Exchange Income Corp.	14,890	580,288
	Exco Technologies Ltd.	20,517	137,387
#	Extendicare, Inc.	41,301	226,135
	Fairfax Financial Holdings Ltd.	7,672	6,120,844
#	Fiera Capital Corp.	60,771	301,401
	Finning International, Inc.	107,909	3,716,852
	Firm Capital Mortgage Investment Corp.	34,100	271,528
#	First Majestic Silver Corp.	58,520	390,914
#*	First Mining Gold Corp.	344,000	43,044
	First National Financial Corp.	9,600	284,582
	First Quantum Minerals Ltd.	90,032	2,670,271
	FirstService Corp.	7,401	1,159,173
*	Fission Uranium Corp.	337,775	161,376
*	Foraco International SA	56,346	76,914
#*	Fortuna Silver Mines, Inc.	177,149	631,103
	Franco-Nevada Corp.	2,832	413,081
#	Freehold Royalties Ltd.	69,242	731,461
*	Frontera Energy Corp.	37,553	305,003
*	Fury Gold Mines Ltd.	16,500	6,256
#*	Galiano Gold, Inc.	123,493	77,730
	Gamehost, Inc.	6,382	45,204
*	GDI Integrated Facility Services, Inc.	10,440	375,512
#	Gear Energy Ltd.	163,204	107,676
	George Weston Ltd.	10,030	1,155,011
	GFL Environmental, Inc.	6,500	221,910
	Gibson Energy, Inc.	78,274	1,274,442
	Gildan Activewear, Inc.	47,614	1,480,796
	goeasy Ltd.	9,293	896,495
*	GoGold Resources, Inc.	44,852	50,680
#	GoldMoney, Inc.	7,579	55,234
	Gran Tierra Energy, Inc.	24,689	175,435
	Great-West Lifeco, Inc.	38,828	1,171,038
	Guardian Capital Group Ltd., Class A	10,833	334,277
	Headwater Exploration, Inc.	100,932	568,706
*	Heroux-Devtek, Inc.	30,496	358,926
	High Liner Foods, Inc.	20,331	217,240
#	HLS Therapeutics, Inc.	1,200	5,733
#	Home Capital Group, Inc.	59,891	1,944,817
	Hudbay Minerals, Inc.	339,339	2,022,678
	iA Financial Corp., Inc.	76,148	5,275,760
*	IAMGOLD Corp.	654,898	1,786,693
	IGM Financial, Inc.	26,911	838,564
*	Imperial Metals Corp.	59,862	115,307
	Imperial Oil Ltd.	16,220	874,530

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Information Services Corp.	7,500	$150,154
	Innergex Renewable Energy, Inc.	32,589	320,050
	InPlay Oil Corp.	8,100	16,585
	Intact Financial Corp.	14,156	2,091,329
*	Interfor Corp.	70,212	1,256,591
*	Invesque, Inc.	5,000	4,200
*	Ivanhoe Mines Ltd., Class A	29,103	308,543
Ω	Jamieson Wellness, Inc.	23,636	544,543
#*	Journey Energy, Inc.	17,806	82,370
*	Karora Resources, Inc.	41,221	142,858
	K-Bro Linen, Inc.	5,946	149,975
*	Kelt Exploration Ltd.	148,312	716,449
#	Keyera Corp.	43,187	1,081,108
*	Kinaxis, Inc.	4,642	630,304
	Kinross Gold Corp.	733,161	3,652,580
*	Knight Therapeutics, Inc.	70,655	258,798
#	KP Tissue, Inc.	7,100	55,943
#	Labrador Iron Ore Royalty Corp.	43,351	1,040,832
#*	Largo, Inc.	5,058	23,823
	Lassonde Industries, Inc., Class A	2,103	197,326
#	Laurentian Bank of Canada	38,117	1,148,439
	Leon's Furniture Ltd.	23,548	396,619
*	Lightspeed Commerce, Inc.	58,641	1,030,909
*††	Lightstream Resources Ltd.	116,588	0
	Linamar Corp.	54,028	3,135,193
	Loblaw Cos. Ltd.	9,600	851,747
	Logan Energy Corp.	39,284	33,068
*	Lucara Diamond Corp.	322,221	98,964
*	Lumine Group, Inc.	3,276	51,998
	Lundin Gold, Inc.	35,883	481,107
	Lundin Mining Corp.	438,316	3,918,967
	Magellan Aerospace Corp.	14,036	85,686
#	Magna International, Inc.	76,270	4,906,347
*	Mainstreet Equity Corp.	1,005	106,037
*	Major Drilling Group International, Inc.	76,787	553,782
*	Mandalay Resources Corp.	2,837	3,636
#	Manulife Financial Corp.	186,321	3,726,420
	Maple Leaf Foods, Inc.	29,136	608,063
	Martinrea International, Inc.	92,113	1,031,744
*	MDA Ltd.	2,600	16,424
	Medical Facilities Corp.	25,782	167,168
*	MEG Energy Corp.	295,454	5,267,602
	Melcor Developments Ltd.	7,353	63,568
	Methanex Corp.	53,404	2,406,155
	Metro, Inc.	27,751	1,493,583
	Morguard Corp.	900	70,067
	MTY Food Group, Inc.	13,274	675,782
#	Mullen Group Ltd.	78,284	941,557
	National Bank of Canada	57,679	4,517,565
	Neo Performance Materials, Inc.	11,691	75,626
*	New Gold, Inc.	1,114,427	1,309,947
#	NFI Group, Inc.	36,478	298,762
	North American Construction Group Ltd.	30,957	752,887
	North West Co., Inc.	48,708	1,185,703
	Northland Power, Inc.	62,222	1,203,718
	Nutrien Ltd.	63,193	4,353,384
*	Nuvei Corp.	5,308	181,056
*	NuVista Energy Ltd.	163,674	1,413,754
*	Obsidian Energy Ltd.	28,898	206,501

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	OceanaGold Corp.	641,616	$1,342,934
	Onex Corp.	54,948	3,374,844
	Open Text Corp.	47,078	2,022,026
*††	Orbite Technologies, Inc.	121,500	0
#	Organigram Holdings, Inc.	41,625	62,995
	Osisko Gold Royalties Ltd.	94,074	1,394,211
*	Osisko Mining, Inc.	140,514	334,595
#	Pan American Silver Corp.	242,880	4,105,840
	Paramount Resources Ltd., Class A	70,661	1,670,267
	Parex Resources, Inc.	161,830	3,584,768
	Park Lawn Corp.	30,543	534,586
	Parkland Corp.	75,641	2,065,622
	Pason Systems, Inc.	44,420	443,307
	Pembina Pipeline Corp.	40,363	1,278,667
*	Perpetua Resources Corp.	6,110	23,096
#	Peyto Exploration & Development Corp.	164,719	1,421,531
	PHX Energy Services Corp.	41,391	221,292
	Pipestone Energy Corp.	17,100	35,272
	Pizza Pizza Royalty Corp.	23,135	263,693
	Polaris Renewable Energy, Inc.	19,845	216,111
	Pollard Banknote Ltd.	2,900	57,158
	PrairieSky Royalty Ltd.	130,631	2,596,473
*	Precision Drilling Corp.	10,919	725,230
	Premium Brands Holdings Corp.	10,873	884,830
	Primo Water Corp.	94,901	1,344,850
#	Quarterhill, Inc.	105,924	122,901
	Quebecor, Inc., Class B	32,000	783,347
#*	Questerre Energy Corp., Class A	62,560	9,488
	RB Global, Inc.	14,768	952,342
*	Real Matters, Inc.	7,529	39,682
	Restaurant Brands International, Inc.	17,096	1,308,870
*	RF Capital Group, Inc.	2,704	18,005
	Richelieu Hardware Ltd.	27,580	920,693
	Rogers Communications, Inc., Class B	47,491	2,079,357
	Rogers Sugar, Inc.	86,462	371,774
	Royal Bank of Canada	76,833	7,616,871
	Russel Metals, Inc.	62,695	1,845,215
*	Sangoma Technologies Corp.	1,500	6,757
	Saputo, Inc.	15,024	317,194
#	Savaria Corp.	24,400	309,198
*	Seabridge Gold, Inc.	26,265	334,996
	Secure Energy Services, Inc.	192,691	1,006,817
*	Shawcor Ltd.	58,212	887,317
#	Sienna Senior Living, Inc.	36,511	317,860
Ω	Sleep Country Canada Holdings, Inc.	32,571	713,097
	SNC-Lavalin Group, Inc.	85,068	2,471,433
*	SNDL, Inc.	23,678	39,543
	Softchoice Corp.	2,735	31,526
*††	Southern Pacific Resource Corp.	135,301	0
	Spartan Delta Corp.	39,284	129,293
Ω	Spin Master Corp.	18,447	491,864
	Sprott, Inc.	7,886	263,086
	SSR Mining, Inc.	195,856	2,852,860
	Stantec, Inc.	29,433	1,993,092
	Stelco Holdings, Inc.	32,544	1,186,604
	Stella-Jones, Inc.	50,198	2,549,015
#*Ω	STEP Energy Services Ltd.	11,760	34,781
	Sun Life Financial, Inc.	29,319	1,542,473
	Suncor Energy, Inc.	187,507	5,867,094

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	SunOpta, Inc.	35,516	$235,146
	Superior Plus Corp.	81,632	611,629
	Supremex, Inc.	17,058	82,531
#	Surge Energy, Inc.	27,356	171,770
	Sylogist Ltd.	5,900	32,617
#	Tamarack Valley Energy Ltd.	255,189	698,618
#*	Taseko Mines Ltd.	205,176	312,747
	TC Energy Corp.	35,774	1,283,108
	Teck Resources Ltd., Class A	1,500	66,659
	Teck Resources Ltd., Class B	316,985	14,083,574
	TELUS Corp.	21,200	377,489
	TELUS Corp.	8,604	153,197
*	TELUS International CDA, Inc.	1,057	9,851
	TerraVest Industries, Inc.	3,633	94,527
	TFI International, Inc.	14,071	1,806,024
	Thomson Reuters Corp.	2,324	313,709
#	Tidewater Midstream & Infrastructure Ltd.	165,800	135,793
#	Timbercreek Financial Corp.	73,896	418,052
	TMX Group Ltd.	20,905	464,503
	Topaz Energy Corp.	2,288	37,218
*	Torex Gold Resources, Inc.	75,710	1,062,179
	Toromont Industries Ltd.	13,740	1,170,659
	Toronto-Dominion Bank	99,536	6,563,769
	Total Energy Services, Inc.	34,721	269,627
#*	Touchstone Exploration, Inc.	34,400	35,479
	Tourmaline Oil Corp.	92,414	4,789,423
	TransAlta Corp.	115,536	1,179,623
	TransAlta Corp.	66,278	676,024
#	TransAlta Renewables, Inc.	23,543	239,599
	Transcontinental, Inc., Class A	66,771	662,824
	Tree Island Steel Ltd.	3,300	8,008
*††	Trevali Mining Corp.	33,236	0
	Trican Well Service Ltd.	188,619	592,184
	Tricon Residential, Inc.	45,528	425,363
	Triple Flag Precious Metals Corp.	16,673	229,727
*	Trisura Group Ltd.	18,684	478,347
*	Uni-Select, Inc.	31,300	1,136,973
	Vecima Networks, Inc.	1,400	18,962
	Vermilion Energy, Inc.	116,592	1,623,069
	VersaBank	3,600	31,560
*	Victoria Gold Corp.	11,886	76,707
*	Viemed Healthcare, Inc.	23,412	197,831
*	Village Farms International, Inc.	1,355	853
	Wajax Corp.	20,712	425,816
	Waste Connections, Inc.	1,884	265,964
*	Well Health Technologies Corp.	9,613	34,409
*	Wesdome Gold Mines Ltd.	68,285	363,006
#	West Fraser Timber Co. Ltd.	75,159	6,332,662
#	Western Forest Products, Inc.	287,084	224,242
	Westshore Terminals Investment Corp.	40,553	939,210
#	Wheaton Precious Metals Corp.	13,400	600,722
	Whitecap Resources, Inc.	685,734	5,475,888
#*	WildBrain Ltd.	43,011	56,102
	Winpak Ltd.	15,056	463,103
	WSP Global, Inc.	11,085	1,527,009
#*	Xtract One Technologies, Inc.	141,605	85,909
*	Yangarra Resources Ltd.	29,500	43,177
	Yellow Pages Ltd.	13,824	130,309
TOTAL CANADA			358,229,519

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (0.0%)
*	AustAsia Group Ltd.	120,308	$27,807
Ω	BOC Aviation Ltd.	7,500	62,866
	China Gold International Resources Corp. Ltd.	243,398	976,435
*	Fountain SET Holdings Ltd.	1,240,000	101,143
*	Goodbaby International Holdings Ltd.	395,000	29,079
*††	Hanfeng Evergreen, Inc.	5,700	0
*	Neo-Neon Holdings Ltd.	613,000	33,801
	SIIC Environment Holdings Ltd.	665,760	102,770
TOTAL CHINA			1,333,901
DENMARK — (2.5%)
*	ALK-Abello AS	67,800	738,239
	Alm Brand AS	707,360	1,127,359
*	Ambu AS, Class B	42,266	623,583
	AP Moller - Maersk AS, Class A	273	548,901
	AP Moller - Maersk AS, Class B	401	823,737
*	Bang & Olufsen AS	69,915	109,900
	BankNordik P/F	3,257	72,800
#*	Bavarian Nordic AS	62,931	1,350,186
*	Brodrene Hartmann AS	2,130	89,064
	Carlsberg AS, Class B	15,005	2,250,482
	cBrain AS	1,135	25,062
*	Chemometec AS	4,606	309,087
	Chr Hansen Holding AS	41,475	3,134,001
	Coloplast AS, Class B	7,805	970,211
	Columbus AS	64,216	60,979
	D/S Norden AS	32,500	1,628,055
*	Danske Bank AS	174,629	4,146,576
*	Demant AS	33,554	1,335,274
	Dfds AS	29,846	1,069,989
	DSV AS	16,827	3,367,680
	FLSmidth & Co. AS	42,403	2,006,243
	Fluegger Group AS	66	3,308
*	Genmab AS	4,233	1,744,841
*	GN Store Nord AS	106,289	2,834,174
	H Lundbeck AS	236,642	1,174,560
	H Lundbeck AS, Class A	34,815	156,135
#*	H+H International AS, Class B	19,897	248,834
#*	Huscompagniet AS	9,014	72,849
	ISS AS	138,829	2,805,209
	Jeudan AS	1,369	51,325
*	Jyske Bank AS	61,980	4,688,457
	Matas AS	30,680	450,848
#*	MT Hoejgaard Holding AS	904	14,197
#*Ω	Netcompany Group AS	27,948	1,297,308
*	Nilfisk Holding AS	13,812	260,137
*	NKT AS	51,661	2,951,717
*Ω	NNIT AS	4,632	55,753
	North Media AS	7,929	73,675
	Novo Nordisk AS, Class B	47,591	7,674,153
	Novozymes AS, Class B	17,618	883,601
*	NTG Nordic Transport Group AS, Class A	8,124	506,998
	Pandora AS	48,744	4,875,956
	Parken Sport & Entertainment AS	3,780	61,364
	Per Aarsleff Holding AS	17,531	832,119
	Ringkjoebing Landbobank AS	29,794	4,240,238
	Rockwool AS, Class A	2,816	753,643
	Rockwool AS, Class B	6,226	1,674,539
	Royal Unibrew AS	36,734	3,175,024

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
#*	RTX AS	7,253	$110,843
Ω	Scandinavian Tobacco Group AS, Class A	63,134	1,098,191
	Schouw & Co. AS	12,762	1,012,677
	SimCorp AS	26,884	2,882,679
	Solar AS, Class B	5,383	402,398
	SP Group AS	4,203	144,838
	Spar Nord Bank AS	91,682	1,457,802
	Sparekassen Sjaelland-Fyn AS	7,694	206,633
	Sydbank AS	42,354	2,031,223
*	TCM Group AS	3,262	33,242
	Tivoli AS	881	99,312
	Topdanmark AS	25,260	1,145,034
	TORM PLC, Class A	30,726	756,273
	Tryg AS	106,954	2,111,678
	UIE PLC	13,280	355,504
*	Vestas Wind Systems AS	45,016	1,204,019
*	Zealand Pharma AS	26,444	917,680
TOTAL DENMARK			85,318,396
FINLAND — (1.6%)
	Aktia Bank Oyj	47,921	495,351
#	Alandsbanken Abp, Class B	1,791	67,716
#*	Alisa Pankki Oyj	1,283	27,697
	Alma Media Oyj	16,671	166,186
	Anora Group Oyj	15,715	81,571
	Apetit Oyj	2,895	41,134
	Aspo Oyj	15,585	117,670
	Atria Oyj	11,413	120,234
#	Bittium Oyj	11,330	49,626
	Cargotec Oyj, Class B	34,630	1,653,939
	Caverion Oyj	14,015	131,948
#	Citycon Oyj	19,538	121,286
	Digia Oyj	6,411	41,020
	Elisa Oyj	29,960	1,562,876
Ω	Enento Group Oyj	5,136	124,611
	eQ Oyj	3,023	56,700
#	Evli Oyj, Class B	1,283	27,661
*	Finnair Oyj	179,457	111,103
	Fiskars Oyj Abp	37,019	659,861
	Fortum Oyj	188,554	2,552,502
	F-Secure Oyj	45,107	111,129
	Gofore Oyj	2,156	51,196
	Harvia Oyj	3,467	90,681
	Huhtamaki Oyj	59,977	2,132,034
	Ilkka Oyj	7,050	25,219
*	Incap Oyj	3,456	40,760
#	Kamux Corp.	7,881	45,335
	Kemira Oyj	109,715	1,720,951
	Kesko Oyj, Class A	30,000	600,948
	Kesko Oyj, Class B	82,366	1,648,036
	Kojamo Oyj	21,751	212,512
	Kone Oyj, Class B	31,808	1,631,521
	Konecranes Oyj	46,376	1,685,613
#	Lassila & Tikanoja Oyj	27,742	297,830
	Marimekko Oyj	10,270	101,637
#	Metsa Board Oyj, Class B	103,863	837,953
	Metso Oyj	166,958	1,897,322
	Musti Group Oyj	9,888	193,968
	Neste Oyj	15,384	566,363

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Nokia Oyj	862,506	$3,390,549
	Nokian Renkaat Oyj	95,774	890,810
	Nordea Bank Abp	281,351	3,184,652
	Olvi Oyj, Class A	10,348	329,366
	Oma Saastopankki Oyj	1,158	27,842
	Oriola Oyj, Class B	109,357	133,178
	Orion Oyj, Class A	11,860	462,580
	Orion Oyj, Class B	41,386	1,590,510
	Outokumpu Oyj	309,483	1,601,157
*	Pihlajalinna Oyj	14,918	141,659
#	Ponsse Oyj	7,483	262,417
	Puuilo Oyj	11,058	90,399
*	QT Group Oyj	5,450	452,042
	Raisio Oyj, Class V	86,750	183,393
	Rapala VMC Oyj	2,750	9,601
	Revenio Group Oyj	11,265	398,513
Ω	Rovio Entertainment Oyj	16,079	162,671
	Sampo Oyj, Class A	55,070	2,426,749
	Sanoma Oyj	62,193	492,056
	Scanfil Oyj	4,421	50,942
	Stora Enso Oyj, Class R	229,127	2,808,927
#	Suominen Oyj	6,463	20,290
	Taaleri Oyj	7,765	82,962
	Talenom Oyj	1,081	7,912
Ω	Terveystalo Oyj	73,672	598,012
	TietoEVRY Oyj	81,922	2,090,042
	Tokmanni Group Corp.	41,662	643,394
	UPM-Kymmene Oyj	90,346	2,991,146
	Uponor Oyj	52,312	1,655,362
	Vaisala Oyj, Class A	9,648	391,230
	Valmet Oyj	82,499	2,188,346
	Wartsila Oyj Abp	83,133	1,044,387
*	WithSecure Oyj	72,818	80,328
#	YIT Oyj	108,188	261,039
TOTAL FINLAND			53,246,163
FRANCE — (7.9%)
	ABC arbitrage	16,971	110,880
	Accor SA	56,738	2,140,840
	Aeroports de Paris	3,047	420,766
	Air Liquide SA	16,489	2,964,623
	Airbus SE	12,957	1,908,566
	AKWEL	9,391	169,080
Ω	ALD SA	79,456	844,179
#	Alstom SA	118,287	3,621,977
	Altamir	17,275	522,241
	Alten SA	17,116	2,465,283
Ω	Amundi SA	26,695	1,638,150
	Arkema SA	51,529	5,556,836
	Assystem SA	5,099	256,551
*	Atos SE	87,692	910,895
	Aubay	6,151	288,830
	AXA SA, Sponsored ADR	12,088	372,673
	AXA SA	180,809	5,557,860
	Axway Software SA	6,553	172,114
*	Bastide le Confort Medical	2,869	86,782
	Beneteau SA	42,605	695,598
#	Bigben Interactive	14,042	73,108
	BioMerieux	8,488	911,181

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	BNP Paribas SA	106,510	$7,024,099
	Boiron SA	3,024	167,328
	Bollore SE	197,548	1,249,038
	Bonduelle SCA	11,878	141,379
*††	Bourbon Corp.	9,346	0
	Bouygues SA	195,376	6,998,670
#	Bureau Veritas SA	65,918	1,810,358
	Capgemini SE	17,671	3,202,313
	Carrefour SA	438,347	8,763,053
#*	Casino Guichard Perrachon SA	34,093	88,870
	Catana Group	21,782	176,493
	CBo Territoria	2,641	10,368
#	Cegedim SA	7,735	181,959
*	CGG SA	633,458	445,677
#	Chargeurs SA	21,049	258,806
	Cie de Saint-Gobain	139,932	9,463,790
	Cie des Alpes	19,762	290,617
	Cie Generale des Etablissements Michelin SCA	286,751	9,390,250
	Cie Plastic Omnium SA	51,344	999,913
#	Clariane SE	65,572	510,594
	Coface SA	103,870	1,521,580
	Credit Agricole SA	168,398	2,090,724
	Danone SA	23,058	1,408,077
	Dassault Aviation SA	1,395	270,995
	Dassault Systemes SE	3,767	160,996
	Derichebourg SA	110,840	683,378
	Edenred	18,822	1,222,496
	Eiffage SA	49,767	5,177,636
*	Ekinops SAS	6,186	54,459
	Electricite de Strasbourg SA	88	8,997
#*Ω	Elior Group SA	129,425	329,857
	Elis SA	177,784	3,673,037
	Engie SA	320,120	5,251,672
	Equasens	3,137	288,731
	Eramet SA	7,629	642,334
*	ESI Group	396	64,705
	EssilorLuxottica SA	9,172	1,845,179
#*	Esso SA Francaise	1,610	90,345
	Etablissements Maurel et Prom SA	71,160	335,611
	Eurazeo SE	28,024	1,711,138
*	Euroapi SA	2,044	23,851
	Eurofins Scientific SE	34,819	2,394,732
Ω	Euronext NV	26,998	2,054,917
#	Eutelsat Communications SA	124,352	837,656
*	Exail Technologies SA	1,181	24,083
	Exclusive Networks SA	5,483	117,020
	Exel Industries, Class A	805	47,625
#	Fnac Darty SA	12,860	448,375
*	Forvia	137,125	3,445,795
	Gaztransport Et Technigaz SA	12,868	1,569,423
#*	Genfit SA	16,765	61,401
	Getlink SE	46,202	812,109
*	GL Events	9,119	184,634
	Groupe Crit	2,385	205,641
	Groupe SFPI	15,420	32,608
	Guerbet	5,874	137,972
	HEXAOM	1,933	32,293
*	ID Logistics Group	2,185	626,565
	Imerys SA	31,718	1,101,414

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Infotel SA	2,281	$132,352
	Interparfums SA	1,533	110,649
	Ipsen SA	16,479	2,076,796
	IPSOS	38,098	1,904,518
#	Jacquet Metals SACA	10,777	215,030
*	JCDecaux SE	57,501	1,077,524
#	Kaufman & Broad SA	10,850	298,695
	Kering SA	2,794	1,604,218
Ω	La Francaise des Jeux SAEM	23,945	914,157
	Lacroix Group SA	502	20,507
	Laurent-Perrier	1,743	235,765
	Lectra	19,003	605,220
	Legrand SA	18,741	1,878,873
	Linedata Services	862	54,226
	LISI	6,001	156,859
#	LNA Sante SA	6,024	193,951
	L'Oreal SA	6,421	2,986,468
*	Lumibird	654	11,077
	LVMH Moet Hennessy Louis Vuitton SE	4,908	4,558,391
#Ω	Maisons du Monde SA	20,852	218,941
	Manitou BF SA	9,491	273,955
	Mersen SA	20,969	986,943
	Metropole Television SA	23,214	327,914
#*	Nacon SA	13,041	28,436
	Nexans SA	27,096	2,405,590
	Nexity SA	33,186	561,917
	NRJ Group	16,447	124,394
	Oeneo SA	12,484	188,071
	Orange SA	1,286,762	14,545,345
*	OVH Groupe SAS	769	8,678
	Pernod Ricard SA	4,661	1,027,618
#*	Prodways Group SA	2,569	5,352
	Publicis Groupe SA	27,802	2,241,547
	Quadient SA	30,654	683,411
#*††	Recylex SA	4,720	0
#	Remy Cointreau SA	2,646	454,208
	Renault SA	99,015	4,348,900
	Rexel SA	244,826	5,905,756
	Robertet SA	140	127,584
	Rothschild & Co.	31,792	1,350,593
	Rubis SCA	20,778	512,351
	Safran SA	10,495	1,742,308
#	Samse SACA	250	51,948
	Sanofi	49,096	5,237,783
	Sartorius Stedim Biotech	1,380	431,763
	Savencia SA	4,869	290,224
	Schneider Electric SE	14,664	2,616,624
	SCOR SE	122,465	3,659,923
	SEB SA	13,516	1,513,060
	Seche Environnement SA	4,299	550,447
	SES SA	330,325	2,140,010
*	SES-imagotag SA	997	128,941
*Ω	SMCP SA	39,788	298,535
	Societe BIC SA	15,197	929,064
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	536	64,857
	Societe Generale SA	195,230	5,309,618
	Societe LDC SA	690	96,293
	Societe pour l'Informatique Industrielle	7,168	419,326
	Sodexo SA	14,114	1,447,777

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	SOITEC	5,858	$1,151,220
	Sopra Steria Group SACA	12,430	2,702,827
	SPIE SA	90,996	2,731,513
	Stef SA	3,236	392,261
	STMicroelectronics NV	33,324	1,782,379
	STMicroelectronics NV	1,679	90,129
	Sword Group	9,760	456,110
	Synergie SE	6,994	253,431
	Technip Energies NV	109,596	2,497,913
	Teleperformance	8,764	1,271,120
#	Television Francaise 1	37,945	310,306
	Thales SA	7,054	1,055,206
	Thermador Groupe	4,498	398,683
	Tikehau Capital SCA	16,729	425,734
	Totalenergies EP Gabon	636	125,813
	TotalEnergies SE	402,956	24,482,199
	Trigano SA	7,260	1,063,089
*	Ubisoft Entertainment SA	59,389	1,997,353
	Valeo	184,058	4,160,480
*	Vallourec SA	97,721	1,274,927
#*	Vantiva SA	68,758	14,490
Ω	Verallia SA	43,193	1,914,546
	Vetoquinol SA	2,629	266,736
	Vicat SA	15,104	513,424
	VIEL & Cie SA	15,605	132,196
	Vinci SA	36,490	4,285,655
	Virbac SA	2,652	816,848
	Vivendi SE	300,703	2,684,784
*	Voltalia SA	548	9,522
	Vranken-Pommery Monopole SA	1,534	30,203
	Wavestone	8,634	512,577
*Ω	Worldline SA	93,161	3,692,846
*Ω	X-Fab Silicon Foundries SE	51,294	621,733
#*	Xilam Animation SA	361	9,921
TOTAL FRANCE			270,272,104
GERMANY — (6.3%)
	1&1 AG	33,789	385,221
	7C Solarparken AG	44,217	184,767
	Adesso SE	1,846	215,602
	Adidas AG	11,432	2,307,950
#*	Adtran Networks SE	4,597	101,055
	All for One Group SE	2,007	86,281
	Allgeier SE	3,364	89,258
	Allianz SE	21,119	5,047,427
	Amadeus Fire AG	2,943	349,504
*	Aroundtown SA	62,375	96,907
	Atoss Software AG	2,010	488,056
#Ω	Aumann AG	4,058	59,745
	Aurubis AG	32,751	3,082,925
#*Ω	Auto1 Group SE	21,285	229,371
	BASF SE	104,111	5,581,494
	Basler AG	4,706	77,167
	Bayer AG	97,265	5,688,390
	Bayerische Motoren Werke AG	41,352	5,042,875
	BayWa AG	15,030	629,877
	Bechtle AG	37,861	1,666,400
Ω	Befesa SA	25,377	972,560
	Beiersdorf AG	2,807	363,521

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Bertrandt AG	4,653	$244,347
	Bijou Brigitte AG	3,016	152,235
	Bilfinger SE	28,038	1,015,094
#*	Borussia Dortmund GmbH & Co. KGaA	68,947	329,244
	Brenntag SE	69,086	5,360,011
	CANCOM SE	20,026	576,604
	Carl Zeiss Meditec AG	2,019	233,963
*	CECONOMY AG	132,720	397,689
	CENIT AG	3,984	55,169
	Cewe Stiftung & Co. KGAA	4,963	512,947
*	Cherry SE	2,105	10,450
	Commerzbank AG	436,352	5,219,412
	CompuGroup Medical SE & Co. KgaA	13,658	693,632
	Continental AG	41,720	3,330,910
*Ω	Covestro AG	98,424	5,287,227
	CropEnergies AG	27,276	274,405
	CTS Eventim AG & Co. KGaA	25,133	1,715,226
	Daimler Truck Holding AG	77,999	2,927,325
*Ω	Delivery Hero SE	21,406	971,612
	Dermapharm Holding SE	7,158	349,654
	Deutsche Bank AG	408,778	4,548,852
	Deutsche Beteiligungs AG	13,957	465,011
	Deutsche Boerse AG	8,851	1,695,865
*	Deutsche Lufthansa AG	366,551	3,697,128
Ω	Deutsche Pfandbriefbank AG	122,611	1,020,479
	Deutsche Telekom AG, Sponsored ADR	6,767	147,047
	Deutsche Telekom AG	252,721	5,509,630
	Deutsche Wohnen SE	1,876	47,065
	Deutz AG	71,111	391,276
	DHL Group	65,436	3,364,929
#	DIC Asset AG	15,876	78,201
	DMG Mori AG	1,359	63,507
*	Dr Hoenle AG	2,767	68,753
	Draegerwerk AG & Co. KGaA	2,439	108,282
	Duerr AG	39,169	1,222,092
Ω	DWS Group GmbH & Co. KGaA	17,152	602,152
	E.ON SE	261,347	3,306,123
	Eckert & Ziegler Strahlen- und Medizintechnik AG	11,832	468,274
	EDAG Engineering Group AG	6,901	82,371
	Elmos Semiconductor SE	7,448	663,379
	ElringKlinger AG	26,663	228,653
*	Encavis AG	37,879	635,147
	Energiekontor AG	3,525	306,138
	Evonik Industries AG	116,268	2,408,259
	Fabasoft AG	1,817	36,623
	Fielmann AG	9,854	506,269
*	flatexDEGIRO AG	53,921	531,539
*	Fraport AG Frankfurt Airport Services Worldwide	29,648	1,566,450
	Freenet AG	108,061	2,674,852
	Fresenius Medical Care AG & Co. KGaA	66,216	3,438,895
	Fresenius SE & Co. KGaA	128,494	4,032,417
	FUCHS SE	12,719	419,812
	GEA Group AG	49,110	2,084,317
	Gerresheimer AG	30,386	3,599,033
	Gesco SE	7,358	183,746
	GFT Technologies SE	20,390	591,717
#*	Global Fashion Group SA	11,779	6,791
*	Grand City Properties SA	16,714	137,841
	GRENKE AG	19,697	543,258

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	H&R GmbH & Co. KGaA	9,526	$55,179
	Hamburger Hafen und Logistik AG	23,992	315,351
	Hannover Rueck SE	4,287	914,735
#Ω	Hapag-Lloyd AG	3,663	836,422
	Hawesko Holding SE	1,608	65,955
	Heidelberg Materials AG	74,417	6,031,337
#*	Heidelberger Druckmaschinen AG	208,551	332,333
	Hella GmbH & Co. KGaA	2,224	176,237
*	HelloFresh SE	56,875	1,621,796
	Henkel AG & Co. KGaA	4,855	339,278
	Hensoldt AG	17,351	589,934
*	Highlight Communications AG	13,766	51,182
	Hochtief AG	12,032	1,185,213
	Hornbach Holding AG & Co. KGaA	9,349	756,197
	Hugo Boss AG	28,027	2,263,140
#*	Hypoport SE	951	198,429
	Indus Holding AG	18,216	487,496
	Infineon Technologies AG	19,259	846,153
	Infineon Technologies AG, ADR	25,149	1,107,562
	Init Innovation in Traffic Systems SE	3,426	117,176
Ω	Instone Real Estate Group SE	29,947	208,099
	IVU Traffic Technologies AG	4,153	68,483
	Jenoptik AG	37,872	1,224,956
Ω	JOST Werke SE	12,719	741,082
	K&S AG	80,366	1,534,459
	Katek SE	607	9,115
	KION Group AG	53,627	2,247,133
	Kloeckner & Co. SE	65,858	697,523
	Knaus Tabbert AG	2,589	170,602
	Knorr-Bremse AG	8,852	622,631
*	Koenig & Bauer AG	11,310	217,058
#	Kontron AG	30,185	656,501
	Krones AG	7,349	885,573
	KSB SE & Co. KGaA	83	59,403
	KWS Saat SE & Co. KGaA	7,097	446,798
	Lanxess AG	64,406	2,172,169
*	LEG Immobilien SE	4,955	350,331
	Leifheit AG	5,800	121,448
*	LPKF Laser & Electronics SE	3,105	27,420
*	Manz AG	1,585	29,442
*	MAX Automation SE	1,669	10,566
*	Medios AG	10,026	193,205
	Mercedes-Benz Group AG	139,707	11,157,408
	Merck KGaA	3,598	632,258
*	METRO AG	127,805	1,111,288
	MLP SE	66,421	398,526
	MTU Aero Engines AG	3,436	802,345
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,012	1,886,747
	Mutares SE & Co. KGaA	8,181	197,445
#*	Nagarro SE	4,431	419,775
	Nemetschek SE	11,975	871,409
	New Work SE	1,591	187,352
	Nexus AG	7,174	458,588
*	Nordex SE	12,072	170,584
	Norma Group SE	27,599	486,943
	OHB SE	5,091	177,200
	PATRIZIA SE	35,953	367,858
	Pfeiffer Vacuum Technology AG	5,271	872,773
	PNE AG	45,311	663,620

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	ProCredit Holding AG & Co. KGaA	11,349	$92,150
	ProSiebenSat.1 Media SE	121,724	1,210,093
	PSI Software AG	5,104	157,919
	Puma SE	43,995	2,973,238
*	PVA TePla AG	10,545	248,383
	PWO AG	1,001	36,371
*	q.beyond AG	80,281	59,145
*	QIAGEN NV	22,203	1,039,787
*	R Stahl AG	1,041	25,414
	Rational AG	1,087	813,682
	Rheinmetall AG	12,054	3,414,247
	RTL Group SA	24,981	1,079,057
	RWE AG	102,049	4,392,050
	SAF-Holland SE	27,426	391,906
	Salzgitter AG	26,108	904,787
	SAP SE	5,803	791,596
Ω	Scout24 SE	11,579	765,438
	Secunet Security Networks AG	836	191,807
#*	SGL Carbon SE	57,680	482,590
	Siemens AG	18,539	3,159,827
*	Siemens Energy AG	158,018	2,677,083
Ω	Siemens Healthineers AG	5,426	315,269
	Siltronic AG	16,787	1,477,805
	Sixt SE	8,138	981,293
#*	SMA Solar Technology AG	6,053	577,083
#	SNP Schneider-Neureither & Partner SE	819	30,166
	Software AG	37,046	1,271,892
	Stabilus SE	18,893	1,077,127
	Stemmer Imaging AG	603	24,198
	STRATEC SE	2,274	127,635
	Stroeer SE & Co. KGaA	14,889	720,053
	Suedzucker AG	68,228	1,181,181
	SUESS MicroTec SE	10,896	271,843
	Surteco Group SE	7,490	145,639
*	SUSE SA	3,123	36,787
	Symrise AG	6,257	683,463
	Synlab AG	15,846	156,936
*	TAG Immobilien AG	32,103	360,856
	Takkt AG	22,688	325,959
*	Talanx AG	10,869	665,616
*Ω	TeamViewer SE	66,746	1,134,591
	Technotrans SE	3,475	101,684
	Telefonica Deutschland Holding AG	766,725	2,065,848
	thyssenkrupp AG	409,830	3,258,301
	United Internet AG	33,971	508,582
	USU Software AG	554	13,409
	Varta AG	1,519	34,471
#	VERBIO Vereinigte BioEnergie AG	17,548	855,405
*	Vitesco Technologies Group AG, Class A	20,586	1,760,562
	Volkswagen AG	5,366	857,571
	Vossloh AG	7,264	325,750
	Wacker Chemie AG	12,231	1,900,548
	Wacker Neuson SE	30,516	791,542
	Washtec AG	6,761	260,078
*	Westwing Group SE	2,817	24,884
	Wuestenrot & Wuerttembergische AG	20,398	353,014
*Ω	Zalando SE	7,333	253,170
	Zeal Network SE	5,251	202,190
TOTAL GERMANY			215,771,874

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (2.0%)
*	Aceso Life Science Group Ltd.	1,631,933	$28,373
	Aeon Credit Service Asia Co. Ltd.	42,000	29,896
	AIA Group Ltd.	448,200	4,484,123
#*	Aidigong Maternal & Child Health Ltd.	1,608,000	74,449
	Allied Group Ltd.	236,000	50,907
	Analogue Holdings Ltd.	278,000	50,343
	APAC Resources Ltd.	208,425	30,423
#*	Apollo Future Mobility Group Ltd.	1,892,000	31,756
	Asia Financial Holdings Ltd.	136,000	58,525
*	Asia Standard International Group Ltd.	322,000	25,134
	ASMPT Ltd.	240,200	2,342,933
	Associated International Hotels Ltd.	10,000	10,337
	Bank of East Asia Ltd.	787,375	1,208,883
	BOC Hong Kong Holdings Ltd.	311,500	950,711
*	BOCOM International Holdings Co. Ltd.	194,000	10,147
	Bright Smart Securities & Commodities Group Ltd.	504,000	121,962
*††	Brightoil Petroleum Holdings Ltd.	1,027,000	0
Ω	Budweiser Brewing Co. APAC Ltd.	53,400	130,249
*††	Burwill Holdings Ltd.	2,638,000	0
	Cafe de Coral Holdings Ltd.	292,000	383,746
#*	Cathay Pacific Airways Ltd.	814,000	924,039
*	Century City International Holdings Ltd.	292,000	9,560
	Cheuk Nang Holdings Ltd.	24,781	5,712
	Chevalier International Holdings Ltd.	30,055	27,427
	China Baoli Technologies Holdings Ltd.	3,250	308
*	China Best Group Holding Ltd.	291,000	9,474
*	China Energy Development Holdings Ltd.	4,676,000	44,285
*††	China Solar	64,000	0
*	China Star Entertainment Ltd.	1,612,000	165,811
*	Chinese Estates Holdings Ltd.	396,000	112,628
	Chinney Investments Ltd.	112,000	16,670
	Chow Sang Sang Holdings International Ltd.	310,000	361,561
	Chow Tai Fook Jewellery Group Ltd.	254,000	443,460
	Chuang's Consortium International Ltd.	638,925	47,571
	CITIC Telecom International Holdings Ltd.	1,924,000	772,774
	CK Asset Holdings Ltd.	322,152	1,865,605
	CK Hutchison Holdings Ltd.	362,460	2,235,409
	CK Infrastructure Holdings Ltd.	85,500	453,094
#	CK Life Sciences International Holdings, Inc.	672,000	66,593
	CMBC Capital Holdings Ltd.	22,250	2,996
*	C-Mer Eye Care Holdings Ltd.	310,000	161,600
	CN Logistics International Holdings Ltd.	11,000	10,256
#††	Convoy, Inc.	5,166,000	20,733
*	Cowell e Holdings, Inc.	180,000	337,499
Ω	Crystal International Group Ltd.	378,500	137,405
*	CSC Holdings Ltd.	6,810,000	29,024
	CSI Properties Ltd.	3,691,515	63,992
*††	CW Group Holdings Ltd.	443,000	0
	Dah Sing Banking Group Ltd.	350,995	262,952
	Dah Sing Financial Holdings Ltd.	171,066	422,638
	Dickson Concepts International Ltd.	83,500	46,910
	Dynamic Holdings Ltd.	2,000	2,879
	Eagle Nice International Holdings Ltd.	242,000	139,691
#	EC Healthcare	327,000	196,041
*††	EcoGreen International Group Ltd.	234,000	10,691
	Emperor International Holdings Ltd.	515,750	36,034
	Emperor Watch & Jewellery Ltd.	1,020,000	25,729
*	ENM Holdings Ltd.	992,000	67,571
*	Esprit Holdings Ltd.	1,890,548	138,586

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
Ω	ESR Group Ltd.	544,000	$953,929
*	Eternity Investment Ltd.	1,200,000	9,887
	EuroEyes International Eye Clinic Ltd., Class C	44,000	27,719
	Fairwood Holdings Ltd.	67,000	96,167
	Far East Consortium International Ltd.	1,767,938	417,913
	Far East Hotels & Entertainment Ltd.	66,000	10,896
	First Pacific Co. Ltd.	1,857,200	673,352
*Ω	FIT Hon Teng Ltd.	1,277,000	223,605
*Ω	Fosun Tourism Group	132,200	142,924
*Ω	Frontage Holdings Corp.	320,000	95,218
	FSE Lifestyle Services Ltd.	75,000	58,306
*	Galaxy Entertainment Group Ltd.	10,000	72,995
	Get Nice Financial Group Ltd.	152,150	13,106
	Giordano International Ltd.	916,000	325,918
	Glorious Sun Enterprises Ltd.	447,000	48,638
#*	Gold Fin Holdings	204,000	0
	Golden Resources Development International Ltd.	218,000	19,043
*††	Good Resources Holdings, Ltd.	2,080,000	0
*	GR Properties Ltd.	668,000	77,969
	Great Eagle Holdings Ltd.	184,003	343,622
*	Greentech Technology International Ltd.	564,000	35,154
	G-Resources Group Ltd.	336,930	72,504
	Guoco Group Ltd.	18,000	146,687
	Guotai Junan International Holdings Ltd.	2,197,000	189,570
#*	Haitong International Securities Group Ltd.	2,053,565	192,683
	Hang Lung Group Ltd.	620,000	969,551
	Hang Lung Properties Ltd.	871,000	1,359,237
	Hang Seng Bank Ltd.	31,700	484,552
	Hanison Construction Holdings Ltd.	381,459	53,945
*	Harbour Centre Development Ltd.	53,000	49,116
	Henderson Land Development Co. Ltd.	251,575	777,661
	HK Electric Investments & HK Electric Investments Ltd.	182,788	113,846
	HKBN Ltd.	703,500	384,304
	HKR International Ltd.	675,588	169,427
	HKT Trust & HKT Ltd.	1,480,000	1,748,175
	Hon Kwok Land Investment Co. Ltd.	110,000	27,489
	Hong Kong & China Gas Co. Ltd.	792,735	680,054
	Hong Kong Ferry Holdings Co. Ltd.	112,000	73,516
	Hong Kong Technology Venture Co. Ltd.	327,000	194,300
*	Hongkong & Shanghai Hotels Ltd.	370,220	331,361
	Hongkong Chinese Ltd.	296,000	16,890
*††	Hsin Chong Group Holdings Ltd.	1,532,000	0
	Hung Hing Printing Group Ltd.	90,000	12,017
	Hutchison Telecommunications Hong Kong Holdings Ltd.	838,000	127,841
	Hysan Development Co. Ltd.	117,000	276,466
*	IGG, Inc.	462,000	235,450
*	Imagi International Holdings Ltd.	216,799	8,095
	International Housewares Retail Co. Ltd.	248,000	84,021
*	IPE Group Ltd.	365,000	24,948
*	IRC Ltd.	4,494,000	53,608
	Jacobson Pharma Corp. Ltd.	284,000	35,417
	Johnson Electric Holdings Ltd.	285,988	394,261
	K Wah International Holdings Ltd.	919,000	301,001
*	Kader Holdings Co. Ltd.	104,000	6,609
	Karrie International Holdings Ltd.	396,000	35,541
	Kerry Logistics Network Ltd.	383,250	473,206
	Kerry Properties Ltd.	428,000	925,320
#	Kowloon Development Co. Ltd.	391,000	411,862
*	KRP Development Holdings Ltd.	99,000	13,497

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Lai Sun Development Co. Ltd.	256,069	$44,995
*	Lai Sun Garment International Ltd.	45,334	7,855
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	742,750	100,308
*	Lippo Ltd.	9,000	1,944
	Liu Chong Hing Investment Ltd.	128,000	100,049
	L'Occitane International SA	330,750	1,016,259
	Luk Fook Holdings International Ltd.	287,000	757,768
	Man Wah Holdings Ltd.	1,115,200	967,819
*	Mason Group Holdings Ltd.	723,999	3,065
	MECOM Power & Construction Ltd.	495,747	65,699
*	Melco International Development Ltd.	184,000	195,218
	Miramar Hotel & Investment	155,000	224,119
	Modern Dental Group Ltd.	285,000	115,479
*	Mongolian Mining Corp.	459,000	142,440
	MTR Corp. Ltd.	58,716	270,581
*	NagaCorp Ltd.	635,784	400,487
*††	National United Resources Holdings Ltd.	35,000	474
	New Focus Auto Tech Holdings Ltd.	1,256,000	8,779
	New World Development Co. Ltd.	650,644	1,609,023
*††	NewOcean Energy Holdings Ltd.	788,000	707
	Nissin Foods Co. Ltd.	269,000	214,332
	NWS Holdings Ltd.	1,275,830	1,463,306
	Oriental Watch Holdings	390,368	224,655
*	Oshidori International Holdings Ltd.	3,201,000	94,208
*††	Pacific Andes International Holdings Ltd.	1,218,336	0
	Pacific Basin Shipping Ltd.	4,190,000	1,364,139
	Pacific Textiles Holdings Ltd.	875,000	218,164
*	Paliburg Holdings Ltd.	246,000	38,554
*	Paradise Entertainment Ltd.	220,000	37,654
	PC Partner Group Ltd.	230,000	114,639
	PCCW Ltd.	1,719,415	879,136
	Pentamaster International Ltd.	144,000	18,466
	Perfect Medical Health Management Ltd.	244,000	136,471
	Pico Far East Holdings Ltd.	550,000	96,172
	Playmates Toys Ltd.	8,000	811
	Plover Bay Technologies Ltd.	144,000	45,456
	Prada SpA	58,500	416,393
*	PT International Development Co. Ltd.	204,000	2,466
	Public Financial Holdings Ltd.	292,000	75,311
#*	Realord Group Holdings Ltd.	94,000	70,763
*	Regal Hotels International Holdings Ltd.	240,000	95,217
Ω	Regina Miracle International Holdings Ltd.	210,000	78,216
*	Sa Sa International Holdings Ltd.	236,000	43,176
*Ω	Samsonite International SA	415,200	1,237,355
*	Sands China Ltd.	33,600	129,444
	SAS Dragon Holdings Ltd.	294,000	118,097
	SEA Holdings Ltd.	162,968	45,267
*	Shangri-La Asia Ltd.	959,666	800,810
*	Shin Hwa World Ltd.	1,281,000	13,142
*	Shun Ho Property Investments Ltd.	13,497	2,142
*	Shun Tak Holdings Ltd.	1,249,249	209,363
	Singamas Container Holdings Ltd.	1,338,000	115,164
	Sino Land Co. Ltd.	934,546	1,147,177
	SITC International Holdings Co. Ltd.	961,000	2,105,701
#*	SJM Holdings Ltd.	1,063,750	493,852
	SmarTone Telecommunications Holdings Ltd.	247,166	149,504
#	Solomon Systech International Ltd.	1,188,000	68,237
	Soundwill Holdings Ltd.	69,000	53,272
*	South China Holdings Co. Ltd.	1,200,000	7,071

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Stella International Holdings Ltd.	400,500	$393,517
	Sun Hung Kai & Co. Ltd.	447,341	166,582
	Sun Hung Kai Properties Ltd.	92,282	1,158,750
	SUNeVision Holdings Ltd.	486,000	252,592
	Swire Pacific Ltd., Class A	149,500	1,249,706
	Swire Pacific Ltd., Class B	285,000	381,726
#	TAI Cheung Holdings Ltd.	214,000	99,812
	Tao Heung Holdings Ltd.	217,000	21,917
	Techtronic Industries Co. Ltd.	106,500	1,209,898
*	Television Broadcasts Ltd.	274,500	173,043
	Texhong International Group Ltd.	247,500	182,605
	Texwinca Holdings Ltd.	538,000	85,694
*	Theme International Holdings Ltd.	2,790,000	312,006
#*	Tongda Group Holdings Ltd.	1,270,000	15,702
	Town Health International Medical Group Ltd.	1,265,899	52,065
	Tradelink Electronic Commerce Ltd.	220,000	25,985
	Transport International Holdings Ltd.	167,048	215,031
	United Laboratories International Holdings Ltd.	867,000	695,410
††	Untrade.Genting Hk	436,000	4,349
*††	Up Energy Development Group Ltd.	590,000	0
#	Value Partners Group Ltd.	623,000	235,904
*	Vedan International Holdings Ltd.	136,000	6,108
	Vesync Co. Ltd.	55,000	23,287
	Vitasoy International Holdings Ltd.	286,000	380,249
	VSTECS Holdings Ltd.	593,200	301,033
	VTech Holdings Ltd.	129,100	805,114
*	Wang On Group Ltd.	9,480,000	69,752
Ω	WH Group Ltd.	6,117,568	3,338,908
	Wharf Real Estate Investment Co. Ltd.	4,000	21,466
	Wing On Co. International Ltd.	30,000	50,682
	Wing Tai Properties Ltd.	154,000	65,452
*	Xingye Alloy Materials Group Ltd.	121,000	16,326
	Xinyi Glass Holdings Ltd.	612,000	1,018,427
	Yue Yuen Industrial Holdings Ltd.	644,500	863,539
*	Zhaobangji Properties Holdings Ltd.	1,224,000	52,621
TOTAL HONG KONG			67,200,123
IRELAND — (0.7%)
	AIB Group PLC	692,787	3,258,636
	Bank of Ireland Group PLC	648,419	6,841,339
	Cairn Homes PLC	584,665	701,980
	CRH PLC, Sponsored ADR	97,737	5,893,541
*	Dalata Hotel Group PLC	160,302	749,953
	FBD Holdings PLC	15,411	218,583
*	Flutter Entertainment PLC	3,145	625,907
	Glanbia PLC	89,364	1,386,389
*Ω	Glenveagh Properties PLC	505,668	597,125
	Irish Continental Group PLC	98,751	523,340
	Kerry Group PLC, Class A	3,556	353,292
	Kingspan Group PLC	21,865	1,754,962
*	Permanent TSB Group Holdings PLC	51,764	129,765
	Smurfit Kappa Group PLC	62,185	2,460,724
TOTAL IRELAND			25,495,536
ISRAEL — (0.8%)
	Adgar Investment & Development Ltd.	10,959	14,519
*	AFI Properties Ltd.	2,858	115,978
	Africa Israel Residences Ltd.	1,245	60,990

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Airport City Ltd.	5,279	$79,598
*	Allot Ltd.	9,849	24,419
	Alony Hetz Properties & Investments Ltd.	9,320	78,302
	Alrov Properties & Lodgings Ltd.	4,709	209,587
	Amot Investments Ltd.	8,270	44,325
	Arad Ltd.	1,380	21,705
	Ashtrom Group Ltd.	15,945	240,167
	AudioCodes Ltd.	9,278	93,151
#	Aura Investments Ltd.	59,775	129,758
	Automatic Bank Services Ltd.	4,388	18,138
#*	Azorim-Investment Development & Construction Co. Ltd.	51,981	180,685
	Azrieli Group Ltd.	1,145	65,156
	Bank Hapoalim BM	142,714	1,267,705
	Bank Leumi Le-Israel BM	189,968	1,516,442
*	Bet Shemesh Engines Holdings 1997 Ltd.	3,699	100,426
	Bezeq The Israeli Telecommunication Corp. Ltd.	211,150	279,361
*	Big Shopping Centers Ltd.	848	79,754
	Blue Square Real Estate Ltd.	1,129	68,999
*	Brack Capital Properties NV	528	58,009
*	Camtek Ltd.	1,177	54,401
	Carasso Motors Ltd.	26,998	122,902
*	Cellcom Israel Ltd.	93,324	325,483
*	Ceragon Networks Ltd.	21,364	43,155
*	Clal Insurance Enterprises Holdings Ltd.	50,245	765,356
	Danel Adir Yeoshua Ltd.	3,169	250,149
	Delek Automotive Systems Ltd.	27,018	195,672
	Delek Group Ltd.	7,384	1,043,041
	Delta Galil Ltd.	6,912	272,710
	Diplomat Holdings Ltd.	2,153	18,446
	Dor Alon Energy in Israel 1988 Ltd.	4,660	90,983
*	Doral Group Renewable Energy Resources Ltd.	9,859	21,470
	Elbit Systems Ltd.	666	141,345
	Electra Consumer Products 1970 Ltd.	8,420	210,309
#	Electra Ltd.	594	261,523
	Electra Real Estate Ltd.	11,184	140,401
#*	Ellomay Capital Ltd.	2,696	46,067
	Energix-Renewable Energies Ltd.	24,922	91,201
*	Enlight Renewable Energy Ltd.	3,073	59,183
*	Equital Ltd.	21,344	643,679
*	Fattal Holdings 1998 Ltd.	1,772	186,990
	First International Bank of Israel Ltd.	7,414	313,391
	FMS Enterprises Migun Ltd.	2,031	64,138
	Formula Systems 1985 Ltd.	7,015	509,041
	Fox Wizel Ltd.	4,279	357,010
	Gav-Yam Lands Corp. Ltd.	17,901	128,519
*	Gilat Satellite Networks Ltd.	18,284	115,003
*	Hagag Group Real Estate Development	3,409	12,807
*	Hamat Group Ltd.	13,740	53,836
	Harel Insurance Investments & Financial Services Ltd.	102,513	808,526
	Hilan Ltd.	8,673	424,739
	ICL Group Ltd.	28,451	189,441
	IDI Insurance Co. Ltd.	5,105	105,542
*	IES Holdings Ltd.	2,142	148,640
	Ilex Medical Ltd.	3,707	76,678
	Inrom Construction Industries Ltd.	86,258	314,515
	Isracard Ltd.	153,720	637,479
	Israel Canada T.R Ltd.	43,856	108,587
	Israel Discount Bank Ltd., Class A	212,185	1,123,891
	Israel Land Development Co. Ltd.	12,597	118,660

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Israel Shipyards Industries Ltd.	1,899	$49,205
	Isras Investment Co. Ltd.	1,463	299,898
#	Issta Ltd.	5,009	108,026
*	Kamada Ltd.	19,848	98,620
	Kardan Real Estate Enterprise & Development Ltd.	52,592	56,300
	Kenon Holdings Ltd.	10,689	281,026
	Kerur Holdings Ltd.	3,188	73,421
	Klil Industries Ltd.	252	12,577
#	Lahav L.R. Real Estate Ltd.	14,754	14,265
	Lapidoth Capital Ltd.	3,072	55,282
	Levinstein Properties Ltd.	817	16,972
	M Yochananof & Sons Ltd.	2,887	131,252
	Magic Software Enterprises Ltd.	16,267	205,890
	Malam - Team Ltd.	5,570	95,472
	Matrix IT Ltd.	12,231	244,474
	Max Stock Ltd.	22,556	49,485
	Maytronics Ltd.	20,174	274,777
	Mediterranean Towers Ltd.	60,937	140,294
#	Mega Or Holdings Ltd.	5,500	121,316
*	Mehadrin Ltd.	500	20,428
#*	Meitav Investment House Ltd.	30,969	113,563
	Melisron Ltd.	1,206	79,697
	Menora Mivtachim Holdings Ltd.	25,601	546,423
	Meshulam Levinstein Contracting & Engineering Ltd.	1,224	98,081
	Migdal Insurance & Financial Holdings Ltd.	352,860	436,365
	Mivne Real Estate KD Ltd.	55,653	146,724
*	Mivtach Shamir Holdings Ltd.	4,987	133,591
	Mizrahi Tefahot Bank Ltd.	8,964	323,648
	Naphtha Israel Petroleum Corp. Ltd.	30,324	150,092
	Nawi Brothers Ltd.	15,620	108,250
*	Neto Malinda Trading Ltd.	7,694	137,075
#*	Nice Ltd., Sponsored ADR	302	65,791
*	Nova Ltd.	4,163	517,478
#	Novolog Ltd.	270,594	149,530
	Oil Refineries Ltd.	1,888,934	603,823
	One Software Technologies Ltd.	13,213	175,440
*	OPC Energy Ltd.	7,062	50,293
*	OY Nofar Energy Ltd.	932	21,880
	Palram Industries 1990 Ltd.	8,917	70,185
*	Partner Communications Co. Ltd.	76,810	327,731
*	Paz Oil Co. Ltd.	7,737	841,207
*	Perion Network Ltd.	5,120	185,116
	Phoenix Holdings Ltd.	54,003	554,106
	Plasson Industries Ltd.	2,970	131,687
#	Polyram Plastic Industries Ltd.	24,917	64,337
	Prashkovsky Investments & Construction Ltd.	5,889	136,707
*	Priortech Ltd.	5,848	142,205
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,544	274,469
	Retailors Ltd.	5,166	111,719
*	Scope Metals Group Ltd.	6,302	221,305
	Shapir Engineering & Industry Ltd.	9,371	66,799
#*	Shikun & Binui Ltd.	77,058	211,003
*	Shufersal Ltd.	43,556	230,976
*	Strauss Group Ltd.	1,965	46,276
	Summit Real Estate Holdings Ltd.	33,615	465,832
	Suny Cellular Communication Ltd.	45,907	17,369
	Tadiran Group Ltd.	1,603	128,840
Ω	Tamar Petroleum Ltd.	38,928	166,689
*	Tel Aviv Stock Exchange Ltd.	13,896	74,005

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Telsys Ltd.	967	$65,791
*	Tera Light Ltd.	18,659	32,463
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	46,637	391,751
#	Tiv Taam Holdings 1 Ltd.	51,620	82,362
*	Tower Semiconductor Ltd.	30,990	1,165,803
	Victory Supermarket Chain Ltd.	3,836	37,829
	YH Dimri Construction & Development Ltd.	3,211	226,863
TOTAL ISRAEL			28,020,232
ITALY — (2.8%)
	A2A SpA	1,053,396	2,009,836
	ACEA SpA	34,869	427,210
	Amplifon SpA	25,120	849,862
Ω	Anima Holding SpA	112,332	432,836
	Aquafil SpA	7,568	30,684
	Ariston Holding NV	11,355	105,839
	Arnoldo Mondadori Editore SpA	120,441	283,764
	Ascopiave SpA	59,015	148,216
	Assicurazioni Generali SpA	68,642	1,462,110
*	Avio SpA	15,324	152,734
	Azimut Holding SpA	58,148	1,373,024
	Banca Generali SpA	22,527	843,874
	Banca IFIS SpA	25,424	449,010
	Banca Mediolanum SpA	64,894	630,570
*	Banca Monte dei Paschi di Siena SpA	291,571	842,028
	Banca Popolare di Sondrio SPA	485,733	2,346,450
	Banca Profilo SpA	193,938	44,970
Ω	Banca Sistema SpA	49,274	65,076
	Banco BPM SpA	1,560,523	7,808,931
	Banco di Desio e della Brianza SpA	26,638	99,585
Ω	BFF Bank SpA	39,967	451,123
	Biesse SpA	1,204	16,226
	BPER Banca	648,820	2,245,114
	Brembo SpA	63,727	902,035
	Brunello Cucinelli SpA	17,481	1,478,027
	Buzzi SpA	60,307	1,713,811
	Cairo Communication SpA	46,610	89,339
Ω	Carel Industries SpA	10,474	299,790
	Cembre SpA	363	12,931
	Cementir Holding NV	38,268	361,175
*	CIR SpA-Compagnie Industriali	482,488	214,704
	Credito Emiliano SpA	87,133	744,906
	d'Amico International Shipping SA	64,551	267,484
	Danieli & C Officine Meccaniche SpA	40,409	776,630
	Danieli & C Officine Meccaniche SpA	13,360	330,516
#	Datalogic SpA	12,311	91,580
	Davide Campari-Milano NV	17,111	230,124
	De' Longhi SpA	23,240	589,704
	DiaSorin SpA	2,301	258,154
#	Digital Bros SpA	1,461	22,579
Ω	doValue SpA	33,180	165,749
	Elica SpA	24,501	69,153
	Emak SpA	71,008	82,338
Ω	Enav SpA	63,749	274,115
	Enel SpA	257,461	1,775,243
	Eni SpA	293,880	4,486,627
	ERG SpA	6,652	191,216
	Esprinet SpA	40,275	236,873
*	Eurotech SpA	11,968	40,625

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Ferrari NV	6,093	$1,953,431
	Fila SpA	15,968	142,212
#*	Fincantieri SpA	351,618	201,787
	FinecoBank Banca Fineco SpA	53,283	827,338
	FNM SpA	128,567	60,668
*	Garofalo Health Care SpA	12,152	55,592
	Gefran SpA	3,892	37,891
*	Geox SpA	47,794	43,344
	GPI SpA	3,153	37,933
	Gruppo MutuiOnline SpA	14,143	506,400
	Hera SpA	393,188	1,220,864
	IMMSI SpA	149,021	78,827
Ω	Infrastrutture Wireless Italiane SpA	30,353	380,651
	Interpump Group SpA	16,136	877,941
	Intesa Sanpaolo SpA	573,095	1,657,202
	Iren SpA	110,577	224,084
	Italgas SpA	126,896	747,651
#	Italian Sea Group SPA	4,840	40,399
	Italmobiliare SpA	11,221	308,413
*	Iveco Group NV	66,853	634,072
*	KME Group SpA	223,182	244,061
	Leonardo SpA	276,617	3,745,220
	LU-VE SpA	2,828	91,502
#	Maire Tecnimont SpA	134,585	552,944
	Mediobanca Banca di Credito Finanziario SpA	169,218	2,255,100
	MFE-MediaForEurope NV, Class A	1,149,441	608,134
#	MFE-MediaForEurope NV, Class B	266,884	205,895
	Moncler SpA	17,688	1,276,607
*	Newlat Food SpA	8,758	59,183
*Ω	Nexi SpA	180,066	1,559,372
	Openjobmetis SpA agenzia per il lavoro	2,042	19,224
	Orsero SpA	5,442	76,741
Ω	OVS SpA	259,224	712,327
	Pharmanutra SpA	1,682	107,433
	Piaggio & C SpA	240,865	947,114
#Ω	Pirelli & C SpA	251,397	1,340,202
Ω	Poste Italiane SpA	137,318	1,568,650
	Prysmian SpA	25,242	1,006,528
Ω	RAI Way SpA	55,432	315,724
	Recordati Industria Chimica e Farmaceutica SpA	17,565	907,058
	Reply SpA	8,013	868,105
	Rizzoli Corriere Della Sera Mediagroup SpA	94,930	75,114
*	Sabaf SpA	5,680	110,743
	SAES Getters SpA	1,059	34,158
	SAES Getters SpA	1,929	61,960
*	Safilo Group SpA	70,674	90,122
*	Saipem SpA	1	2
	Salvatore Ferragamo SpA	23,886	388,996
	Sanlorenzo SpA/Ameglia	4,317	167,676
	Saras SpA	475,996	680,690
	Sesa SpA	4,033	472,530
	Snam SpA	128,817	677,161
*	Sogefi SpA	19,561	28,035
	SOL SpA	26,480	747,706
	Spaxs SpA	21,918	149,892
	Stellantis NV	247,465	5,077,458
	Stellantis NV	107,823	2,215,763
	Tamburi Investment Partners SpA	68,503	664,664
Ω	Technogym SpA	66,182	610,528

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Technoprobe SpA	30,212	$276,266
#*	Telecom Italia SpA	8,440,367	2,433,116
*	Telecom Italia SpA	2,360,204	661,765
	Tenaris SA, ADR	21,027	704,194
	Terna - Rete Elettrica Nazionale	91,450	772,661
	Tinexta SpA	8,107	151,418
	TXT e-solutions SpA	5,832	139,774
	UniCredit SpA	284,351	7,199,830
#Ω	Unieuro SpA	9,160	97,747
	Unipol Gruppo SpA	341,821	1,903,153
#	UnipolSai Assicurazioni SpA	169,969	436,776
	Webuild SpA	97,000	189,888
#	Wiit SpA	3,344	70,934
	Zignago Vetro SpA	14,273	255,728
TOTAL ITALY			94,874,772
JAPAN — (22.9%)
	&Do Holdings Co. Ltd.	7,500	58,155
	77 Bank Ltd.	47,200	1,005,767
	A&D HOLON Holdings Co. Ltd.	22,300	295,316
	ABC-Mart, Inc.	1,300	71,977
*	Access Co. Ltd.	15,100	96,545
	Achilles Corp.	11,100	118,855
	Acom Co. Ltd.	127,800	314,192
	AD Works Group Co. Ltd.	23,460	31,524
	Adastria Co. Ltd.	15,460	315,107
	ADEKA Corp.	78,500	1,591,573
	Ad-sol Nissin Corp.	5,100	59,932
#	Adtec Plasma Technology Co. Ltd.	3,600	41,262
	Advan Group Co. Ltd.	13,700	95,664
	Advance Create Co. Ltd.	5,700	49,499
#	Advanced Media, Inc.	6,200	77,297
	Advantest Corp.	9,600	1,327,775
#	Adventure, Inc.	1,000	65,093
	Aeon Co. Ltd.	37,119	803,947
	Aeon Delight Co. Ltd.	14,000	290,105
	Aeon Fantasy Co. Ltd.	5,700	114,186
	AEON Financial Service Co. Ltd.	80,800	726,013
#	Aeon Hokkaido Corp.	20,200	122,827
	Aeon Mall Co. Ltd.	10,300	127,303
	AFC-HD AMS Life Science Co. Ltd.	8,000	48,515
	AGC, Inc.	109,600	3,960,246
	Agro-Kanesho Co. Ltd.	3,900	41,298
	Ahresty Corp.	17,600	90,321
	Ai Holdings Corp.	11,400	179,742
	Aica Kogyo Co. Ltd.	23,700	563,136
	Aichi Corp.	36,000	227,327
	Aichi Financial Group, Inc.	36,739	634,196
	Aichi Steel Corp.	7,100	186,565
	Aichi Tokei Denki Co. Ltd.	7,400	82,033
	Aida Engineering Ltd.	46,200	330,133
#*	Aidma Holdings, Inc.	2,900	45,157
	Aiful Corp.	224,200	563,392
	Ain Holdings, Inc.	19,518	693,978
	Aiphone Co. Ltd.	8,300	146,127
	Air Water, Inc.	125,200	1,763,276
	Airport Facilities Co. Ltd.	20,400	80,799
	Airtech Japan Ltd.	7,800	69,707
	Airtrip Corp.	6,700	122,032

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aisan Industry Co. Ltd.	30,300	$250,678
	Aisin Corp.	71,806	2,333,343
#	AIT Corp.	5,900	77,294
#	Aizawa Securities Group Co. Ltd.	26,400	153,885
	Ajinomoto Co., Inc.	10,400	405,235
	Ajis Co. Ltd.	2,000	33,603
	Akatsuki Corp.	17,800	48,174
	Akatsuki, Inc.	6,500	96,646
*	Akebono Brake Industry Co. Ltd.	92,900	95,462
	Akita Bank Ltd.	10,600	137,222
	Albis Co. Ltd.	5,800	100,383
	Alconix Corp.	21,900	221,270
	Alfresa Holdings Corp.	88,200	1,406,589
	Alinco, Inc.	12,100	92,996
	Alleanza Holdings Co. Ltd.	12,500	88,990
*	Allied Telesis Holdings KK	58,600	51,929
	Alpen Co. Ltd.	15,500	215,210
#	Alpha Corp.	3,800	34,010
	Alpha Systems, Inc.	500	11,996
*	AlphaPolis Co. Ltd.	600	11,794
	Alps Alpine Co. Ltd.	169,178	1,495,356
	Alps Logistics Co. Ltd.	11,900	131,591
	Altech Corp.	11,920	236,919
	Amada Co. Ltd.	122,700	1,207,554
	Amano Corp.	19,000	431,757
	Amiyaki Tei Co. Ltd.	3,600	85,821
	Amuse, Inc.	7,900	97,702
	Amvis Holdings, Inc.	12,400	251,729
	Anabuki Kosan, Inc.	4,600	70,386
	Anest Iwata Corp.	27,400	226,195
	Anicom Holdings, Inc.	27,500	122,332
	Anritsu Corp.	71,700	564,541
	AOI Electronics Co. Ltd.	3,700	46,871
	AOKI Holdings, Inc.	32,978	213,333
	Aoyama Trading Co. Ltd.	33,100	302,296
	Aoyama Zaisan Networks Co. Ltd.	21,200	148,715
#	Aozora Bank Ltd.	65,683	1,350,816
	Arakawa Chemical Industries Ltd.	14,800	106,695
	Arata Corp.	12,333	426,728
	Araya Industrial Co. Ltd.	3,200	59,655
#	Arcland Service Holdings Co. Ltd.	13,200	281,287
	ARCLANDS Corp.	10,000	115,183
	Arcs Co. Ltd.	37,396	652,506
#	Ardepro Co. Ltd.	5,770	15,137
	ARE Holdings, Inc.	51,700	694,039
	Arealink Co. Ltd.	7,427	141,904
	Argo Graphics, Inc.	9,500	234,238
	Arisawa Manufacturing Co. Ltd.	30,000	229,573
	ARTERIA Networks Corp.	19,500	271,045
	Artnature, Inc.	14,800	81,424
*	Aruhi Corp.	7,290	51,789
	As One Corp.	9,100	361,809
	Asahi Co. Ltd.	17,000	150,035
	Asahi Diamond Industrial Co. Ltd.	36,743	232,670
	Asahi Group Holdings Ltd.	22,200	872,665
	Asahi Intecc Co. Ltd.	12,400	254,464
	Asahi Kasei Corp.	469,200	3,197,480
#	Asahi Kogyosha Co. Ltd.	7,800	134,823
	Asahi Net, Inc.	8,500	39,305

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Yukizai Corp.	12,400	$384,651
	Asanuma Corp.	16,000	392,748
	Asia Pile Holdings Corp.	28,100	125,219
	Asics Corp.	17,800	561,504
	ASKA Pharmaceutical Holdings Co. Ltd.	24,000	263,491
	ASKUL Corp.	20,600	287,421
	Astellas Pharma, Inc.	45,300	662,392
	Astena Holdings Co. Ltd.	32,700	102,125
#	Asteria Corp.	9,100	54,122
	Asti Corp.	3,200	67,988
	Ateam, Inc.	7,800	37,787
	Aucnet, Inc.	10,800	135,903
	Autobacs Seven Co. Ltd.	45,900	503,996
	Avant Group Corp.	11,700	124,462
	Avantia Co. Ltd.	6,100	38,647
	Avex, Inc.	35,000	369,335
	Awa Bank Ltd.	33,297	503,828
	Axial Retailing, Inc.	14,600	389,958
	Azbil Corp.	8,900	280,842
	AZ-COM MARUWA Holdings, Inc.	19,100	262,626
	Bandai Namco Holdings, Inc.	16,800	380,093
	Bando Chemical Industries Ltd.	27,700	285,005
	Bank of Iwate Ltd.	12,300	195,478
	Bank of Kyoto Ltd.	32,200	1,900,436
#	Bank of Nagoya Ltd.	9,301	255,192
	Bank of Saga Ltd.	12,271	157,504
	Bank of the Ryukyus Ltd.	35,300	252,691
	Base Co. Ltd.	2,200	84,371
	BayCurrent Consulting, Inc.	18,000	581,305
	Beauty Garage, Inc.	2,300	75,932
	Belc Co. Ltd.	6,900	326,874
	Bell System24 Holdings, Inc.	26,300	257,169
	Belluna Co. Ltd.	58,400	293,425
	Benefit One, Inc.	31,800	328,558
	Benesse Holdings, Inc.	49,000	640,206
#*	Bengo4.com, Inc.	3,600	107,846
#	Bic Camera, Inc.	53,300	400,382
	BIPROGY, Inc.	17,600	431,976
	BML, Inc.	19,700	416,361
#	Bookoff Group Holdings Ltd.	8,100	68,358
	Bourbon Corp.	5,800	87,027
	Br Holdings Corp.	30,300	85,705
	BrainPad, Inc.	9,600	63,080
	Bridgestone Corp.	39,100	1,622,470
	Broadband Tower, Inc.	12,200	12,454
	Broadmedia Corp.	10,400	127,025
	Brother Industries Ltd.	168,600	2,628,123
#	Bunka Shutter Co. Ltd.	59,800	463,921
	Bushiroad, Inc.	5,500	29,113
	Business Brain Showa-Ota, Inc.	3,100	49,274
	Business Engineering Corp.	1,400	29,960
	BuySell Technologies Co. Ltd.	1,600	57,674
	C Uyemura & Co. Ltd.	5,200	344,175
	CAC Holdings Corp.	13,400	162,360
	Calbee, Inc.	19,200	372,279
	Canon Electronics, Inc.	19,100	242,770
	Canon Marketing Japan, Inc.	16,400	430,406
#	Canon, Inc., Sponsored ADR	24,859	642,854
	Canon, Inc.	15,700	405,773

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Capcom Co. Ltd.	20,400	$917,327
	Careerlink Co. Ltd.	4,300	89,288
	Carlit Holdings Co. Ltd.	14,100	82,290
	Carta Holdings, Inc.	3,300	29,160
	Casio Computer Co. Ltd.	12,100	103,390
	Cawachi Ltd.	11,200	178,113
#	CDS Co. Ltd.	800	9,881
#*	CellSource Co. Ltd.	2,200	34,407
#	Celsys, Inc.	19,343	93,465
	Central Automotive Products Ltd.	9,600	241,458
	Central Glass Co. Ltd.	38,100	826,941
	Central Security Patrols Co. Ltd.	7,500	154,412
#	Central Sports Co. Ltd.	3,200	53,964
#	Change Holdings, Inc.	10,200	134,818
	Charm Care Corp. KK	13,500	130,003
	Chiba Bank Ltd.	158,500	1,114,469
	Chiba Kogyo Bank Ltd.	35,000	164,967
	Chilled & Frozen Logistics Holdings Co. Ltd.	13,400	124,378
	Chino Corp.	5,900	94,439
	Chiyoda Co. Ltd.	12,582	88,796
*	Chiyoda Corp.	41,500	100,794
	Chiyoda Integre Co. Ltd.	10,500	181,314
	Chofu Seisakusho Co. Ltd.	16,094	283,111
	Chori Co. Ltd.	10,800	222,440
	Chubu Shiryo Co. Ltd.	20,800	160,261
	Chubu Steel Plate Co. Ltd.	1,500	22,119
	Chudenko Corp.	23,700	388,508
#	Chuetsu Pulp & Paper Co. Ltd.	1,989	19,400
	Chugai Ro Co. Ltd.	5,500	79,526
	Chugin Financial Group, Inc.	110,700	743,418
*	Chugoku Electric Power Co., Inc.	21,600	149,893
	Chugoku Marine Paints Ltd.	39,000	338,068
	Chuo Spring Co. Ltd.	10,900	53,696
	Chuo Warehouse Co. Ltd.	1,100	8,611
	CI Takiron Corp.	39,200	159,168
	Citizen Watch Co. Ltd.	158,100	1,033,304
	CKD Corp.	34,100	518,616
	CK-San-Etsu Co. Ltd.	3,400	102,313
	Cleanup Corp.	21,000	109,361
	CMIC Holdings Co. Ltd.	8,200	113,610
	CMK Corp.	48,800	175,723
	Coca-Cola Bottlers Japan Holdings, Inc.	87,273	1,005,060
	COLOPL, Inc.	35,000	163,841
#	Colowide Co. Ltd.	26,300	390,529
#	Computer Engineering & Consulting Ltd.	10,300	124,183
#	Computer Institute of Japan Ltd.	20,880	82,258
	COMSYS Holdings Corp.	34,959	698,783
	Comture Corp.	10,500	149,287
	Concordia Financial Group Ltd.	327,638	1,498,623
*	COOKPAD, Inc.	20,600	23,043
	Core Corp.	900	10,969
	Corona Corp.	12,300	78,920
	Cosel Co. Ltd.	23,300	200,887
	Cosmo Energy Holdings Co. Ltd.	82,200	2,548,623
	Cosmos Initia Co. Ltd.	7,700	33,792
#	Cosmos Pharmaceutical Corp.	3,800	439,080
	Cota Co. Ltd.	8,926	103,012
#	CRE, Inc.	10,400	101,416
	Create Restaurants Holdings, Inc.	59,800	457,473

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Create SD Holdings Co. Ltd.	13,500	$333,509
	Credit Saison Co. Ltd.	126,400	2,021,196
	Creek & River Co. Ltd.	8,400	119,610
	Cresco Ltd.	9,900	144,371
	Cross Marketing Group, Inc.	7,700	45,576
	CTI Engineering Co. Ltd.	13,000	322,884
	CTS Co. Ltd.	17,700	93,796
	Cube System, Inc.	5,200	44,215
	Curves Holdings Co. Ltd.	27,500	155,686
*	Cyber Security Cloud, Inc.	1,500	29,330
	CyberAgent, Inc.	55,570	351,300
	Cybozu, Inc.	13,800	216,167
	Dai Nippon Printing Co. Ltd.	17,500	497,454
	Dai Nippon Toryo Co. Ltd.	19,300	130,492
	Daicel Corp.	210,200	1,947,831
	Dai-Dan Co. Ltd.	11,900	249,089
	Daido Metal Co. Ltd.	37,506	140,474
	Daido Steel Co. Ltd.	24,900	1,067,528
	Daifuku Co. Ltd.	22,800	487,627
	Daihatsu Diesel Manufacturing Co. Ltd.	15,500	84,019
	Daihen Corp.	11,900	459,187
	Daiho Corp.	10,300	287,978
	Dai-Ichi Cutter Kogyo KK	5,900	59,750
	Daiichi Jitsugyo Co. Ltd.	8,900	335,692
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	15,530	106,458
	Dai-ichi Life Holdings, Inc.	79,100	1,616,148
	Daiichi Sankyo Co. Ltd.	5,400	166,318
	Daiichikosho Co. Ltd.	3,200	64,639
	Daiken Corp.	13,100	216,119
#	Daiken Medical Co. Ltd.	6,000	21,980
	Daiki Aluminium Industry Co. Ltd.	34,000	370,952
	Daikin Industries Ltd.	2,100	424,617
#	Daikoku Denki Co. Ltd.	7,900	227,065
	Daikokutenbussan Co. Ltd.	5,500	233,533
	Daikyonishikawa Corp.	36,500	203,315
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,300	176,829
	Daio Paper Corp.	76,300	655,930
	Daiseki Co. Ltd.	16,900	569,566
#	Daiseki Eco. Solution Co. Ltd.	4,600	41,489
	Daishi Hokuetsu Financial Group, Inc.	35,200	879,902
#	Daishinku Corp.	32,000	142,634
	Daisue Construction Co. Ltd.	7,600	74,708
	Daito Pharmaceutical Co. Ltd.	10,618	174,800
	Daito Trust Construction Co. Ltd.	7,400	796,007
	Daitron Co. Ltd.	10,400	229,580
	Daiwa House Industry Co. Ltd.	45,400	1,233,922
	Daiwa Industries Ltd.	30,600	311,944
	Daiwa Securities Group, Inc.	332,147	1,800,537
	Daiwabo Holdings Co. Ltd.	64,800	1,255,810
	DCM Holdings Co. Ltd.	124,400	1,053,484
	Dear Life Co. Ltd.	24,400	151,624
	DeNA Co. Ltd.	55,100	675,483
	Denka Co. Ltd.	66,000	1,303,821
#	Densan System Holdings Co. Ltd.	6,000	138,483
	Denso Corp.	17,100	1,190,630
	Dentsu Group, Inc.	20,700	692,650
	Denyo Co. Ltd.	14,300	219,650
	Dexerials Corp.	32,800	744,617
	DIC Corp.	70,200	1,325,139

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Digital Arts, Inc.	6,600	$261,183
	Digital Garage, Inc.	1,400	40,764
	Digital Hearts Holdings Co. Ltd.	7,100	69,767
#	Digital Holdings, Inc.	14,600	109,797
	Digital Information Technologies Corp.	6,700	85,042
	Dip Corp.	16,400	414,006
	Direct Marketing MiX, Inc.	15,900	88,880
	Disco Corp.	5,400	1,015,069
	DKK Co. Ltd.	9,000	152,997
	DKS Co. Ltd.	7,153	88,394
	DMG Mori Co. Ltd.	70,500	1,199,621
	Doshisha Co. Ltd.	19,100	314,889
	Double Standard, Inc.	2,600	43,380
	Doutor Nichires Holdings Co. Ltd.	31,200	489,969
	Dowa Holdings Co. Ltd.	41,400	1,337,048
#	Drecom Co. Ltd.	9,700	33,866
	DTS Corp.	20,600	486,977
	Duskin Co. Ltd.	27,800	627,660
	DyDo Group Holdings, Inc.	7,800	283,435
	Eagle Industry Co. Ltd.	23,101	286,880
	Earth Corp.	3,800	135,837
	EAT & Holdings Co. Ltd.	2,000	29,907
	Ebara Corp.	31,400	1,483,901
	Ebara Foods Industry, Inc.	5,100	106,007
	Ebara Jitsugyo Co. Ltd.	10,600	213,321
	Ebase Co. Ltd.	16,000	81,456
	Eco's Co. Ltd.	8,100	115,041
	EDION Corp.	79,600	818,474
	EF-ON, Inc.	12,361	50,413
	eGuarantee, Inc.	15,100	224,065
#	E-Guardian, Inc.	7,000	101,646
	Ehime Bank Ltd.	30,029	186,303
	Eiken Chemical Co. Ltd.	26,500	281,214
	Eisai Co. Ltd.	2,800	176,662
	Eizo Corp.	15,200	540,137
	EJ Holdings, Inc.	9,400	108,401
	Elan Corp.	22,100	137,199
	Elecom Co. Ltd.	29,700	319,692
	Electric Power Development Co. Ltd.	8,200	129,728
	Elematec Corp.	17,148	215,360
	EM Systems Co. Ltd.	15,300	91,629
	en Japan, Inc.	13,092	258,775
	Endo Lighting Corp.	10,000	90,459
	ENEOS Holdings, Inc.	1,584,170	5,747,588
	Enomoto Co. Ltd.	5,700	71,102
	Enplas Corp.	9,700	415,405
#	Entrust, Inc.	5,600	39,669
	Envipro Holdings, Inc.	10,600	42,115
	eRex Co. Ltd.	8,000	63,853
	ERI Holdings Co. Ltd.	3,400	47,993
	ES-Con Japan Ltd.	19,000	107,512
	Eslead Corp.	8,300	176,652
	ESPEC Corp.	15,900	264,727
	Exedy Corp.	29,364	513,823
	EXEO Group, Inc.	67,654	1,406,659
	Ezaki Glico Co. Ltd.	38,700	1,022,666
	F&M Co. Ltd.	3,700	77,482
	Fabrica Communications Co. Ltd.	600	11,941
	FALCO HOLDINGS Co. Ltd.	7,700	101,789

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fancl Corp.	6,509	$113,997
	FANUC Corp.	17,000	520,071
	FCC Co. Ltd.	29,655	388,707
*	FDK Corp.	5,300	33,003
	Feed One Co. Ltd.	20,268	109,421
#	Ferrotec Holdings Corp.	36,900	892,839
	Fibergate, Inc.	5,700	56,355
	FIDEA Holdings Co. Ltd.	19,320	202,345
	Financial Partners Group Co. Ltd.	22,100	213,333
	FINDEX, Inc.	6,400	27,883
	First Bank of Toyama Ltd.	39,200	209,157
#	First Juken Co. Ltd.	7,900	61,851
	Fixstars Corp.	13,800	135,045
	FJ Next Holdings Co. Ltd.	18,500	135,472
	Focus Systems Corp.	5,600	40,700
	Food & Life Cos. Ltd.	33,900	667,047
	Forum Engineering, Inc.	7,100	64,260
	Foster Electric Co. Ltd.	20,500	130,486
	FP Corp.	20,300	427,865
	France Bed Holdings Co. Ltd.	24,800	208,293
	Freebit Co. Ltd.	8,100	67,235
	Freund Corp.	600	2,826
	F-Tech, Inc.	6,600	42,324
	FTGroup Co. Ltd.	6,300	47,420
	Fudo Tetra Corp.	12,876	171,291
	Fuji Corp.	58,800	1,076,567
	Fuji Corp.	12,400	152,423
	Fuji Corp. Ltd.	19,399	95,417
	Fuji Electric Co. Ltd.	20,300	917,754
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,400	41,972
	Fuji Kosan Co. Ltd.	900	10,627
	Fuji Kyuko Co. Ltd.	9,400	375,055
	Fuji Media Holdings, Inc.	27,400	303,391
#	Fuji Oil Co. Ltd.	40,100	84,412
	Fuji Oil Holdings, Inc.	35,701	503,680
	Fuji Pharma Co. Ltd.	12,500	102,651
	Fuji Seal International, Inc.	35,072	392,811
	Fuji Soft, Inc.	15,800	526,431
	Fujibo Holdings, Inc.	8,700	230,458
	Fujicco Co. Ltd.	16,385	217,967
	FUJIFILM Holdings Corp.	15,000	870,984
	Fujikura Composites, Inc.	18,600	129,801
	Fujikura Kasei Co. Ltd.	21,300	69,265
	Fujikura Ltd.	187,200	1,565,213
	Fujimi, Inc.	16,800	407,394
	Fujimori Kogyo Co. Ltd.	13,200	331,900
	Fujisash Co. Ltd.	16,300	10,428
	Fujitsu General Ltd.	4,600	96,071
	Fujitsu Ltd.	7,500	971,173
	Fujiya Co. Ltd.	8,800	148,123
	FuKoKu Co. Ltd.	9,000	101,468
	Fukuda Corp.	5,300	185,818
	Fukuda Denshi Co. Ltd.	15,000	475,513
	Fukui Bank Ltd.	17,000	189,707
	Fukui Computer Holdings, Inc.	9,200	169,819
	Fukuoka Financial Group, Inc.	55,108	1,327,863
	Fukushima Galilei Co. Ltd.	7,300	259,101
	Fukuyama Transporting Co. Ltd.	21,623	611,142
	FULLCAST Holdings Co. Ltd.	10,900	176,442

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fumakilla Ltd.	1,300	$10,825
	Funai Soken Holdings, Inc.	18,760	348,287
	Furukawa Battery Co. Ltd.	10,900	77,985
	Furukawa Co. Ltd.	23,900	274,444
	Furukawa Electric Co. Ltd.	61,600	1,182,697
	Furuno Electric Co. Ltd.	24,800	225,193
#	Furuya Metal Co. Ltd.	2,100	163,259
	Furyu Corp.	18,000	186,990
	Fuso Chemical Co. Ltd.	14,000	441,455
	Fuso Pharmaceutical Industries Ltd.	5,100	74,016
	Futaba Corp.	37,200	129,920
	Futaba Industrial Co. Ltd.	48,000	211,268
	Future Corp.	23,400	255,275
	Fuyo General Lease Co. Ltd.	23,500	1,939,203
	G-7 Holdings, Inc.	18,000	158,392
*	GA Technologies Co. Ltd.	6,700	61,554
	Gakken Holdings Co. Ltd.	25,200	157,971
	Gakkyusha Co. Ltd.	3,300	48,507
#	Gakujo Co. Ltd.	7,000	96,054
	Gecoss Corp.	13,700	90,294
	Genki Sushi Co. Ltd.	4,900	158,225
	Genky DrugStores Co. Ltd.	8,400	297,308
	Geo Holdings Corp.	39,700	550,717
	Gift Holdings, Inc.	5,000	79,149
	Giken Ltd.	11,000	162,514
	GL Sciences, Inc.	7,000	120,101
	GLOBERIDE, Inc.	17,400	287,519
	Glory Ltd.	38,273	787,459
	Glosel Co. Ltd.	15,700	48,291
	GMO Financial Gate, Inc.	1,500	124,386
#	GMO Financial Holdings, Inc.	32,200	165,220
	GMO GlobalSign Holdings KK	3,300	70,664
	GMO internet group, Inc.	18,400	365,394
	GMO Payment Gateway, Inc.	5,600	427,218
	Godo Steel Ltd.	10,300	288,748
	Goldcrest Co. Ltd.	13,890	188,646
	Goldwin, Inc.	3,400	279,183
	Good Com Asset Co. Ltd.	14,800	87,151
	Grandy House Corp.	13,500	57,656
	Gree, Inc.	22,900	101,221
	Greens Co. Ltd.	2,400	25,145
	gremz, Inc.	2,100	40,554
	GS Yuasa Corp.	56,600	1,138,904
	GSI Creos Corp.	9,200	133,926
	G-Tekt Corp.	21,032	273,808
	Gun-Ei Chemical Industry Co. Ltd.	4,600	99,476
	GungHo Online Entertainment, Inc.	31,270	613,759
	Gunma Bank Ltd.	315,400	1,334,882
*	Gunosy, Inc.	10,800	44,085
	Gunze Ltd.	15,300	481,039
	H.U. Group Holdings, Inc.	49,500	977,307
	H2O Retailing Corp.	76,300	821,262
	Hachijuni Bank Ltd.	287,350	1,480,468
	Hagihara Industries, Inc.	9,695	105,123
	Hagiwara Electric Holdings Co. Ltd., Class C	6,900	156,182
#	Hakudo Co. Ltd.	5,700	94,396
	Hakuhodo DY Holdings, Inc.	73,000	839,822
#	Hakuto Co. Ltd.	5,200	205,066
	Halows Co. Ltd.	8,300	216,079

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hamakyorex Co. Ltd.	16,400	$453,278
	Hamamatsu Photonics KK	8,000	385,451
	Handsman Co. Ltd.	4,200	31,410
	Hankyu Hanshin Holdings, Inc.	16,852	559,872
	Hanwa Co. Ltd.	34,400	1,176,709
	Happinet Corp.	19,600	308,427
	Hard Off Corp. Co. Ltd.	8,200	87,978
	Harima Chemicals Group, Inc.	12,200	72,649
	Harmonic Drive Systems, Inc.	2,800	77,117
	Haseko Corp.	151,200	1,968,440
#	Hashimoto Sogyo Holdings Co. Ltd.	3,800	32,367
	Hazama Ando Corp.	145,650	1,165,321
	Heiwa Corp.	37,700	638,590
	Heiwa Real Estate Co. Ltd.	15,500	433,094
#	Heiwado Co. Ltd.	29,100	495,557
#*	Hennge KK	5,200	32,345
	Hibiya Engineering Ltd.	16,700	264,449
	Hikari Tsushin, Inc.	2,100	311,613
	HI-LEX Corp.	21,000	174,955
	Himacs Ltd.	1,100	11,096
*	Hino Motors Ltd.	190,500	764,057
#	Hioki EE Corp.	6,100	348,686
	Hirakawa Hewtech Corp.	10,100	125,583
	Hirano Tecseed Co. Ltd.	11,200	176,405
#	Hirata Corp.	7,300	409,439
	Hirogin Holdings, Inc.	227,900	1,409,501
	Hirose Electric Co. Ltd.	1,900	240,649
	Hiroshima Gas Co. Ltd.	16,700	45,001
	Hisaka Works Ltd.	19,000	124,174
	Hisamitsu Pharmaceutical Co., Inc.	12,800	409,050
	Hitachi Construction Machinery Co. Ltd.	15,300	459,130
	Hitachi Ltd.	43,100	2,821,519
	Hitachi Ltd., ADR	303	39,681
	Hitachi Zosen Corp.	190,240	1,253,527
	Hito Communications Holdings, Inc.	3,700	40,301
	Hochiki Corp.	13,400	170,127
	Hodogaya Chemical Co. Ltd.	8,100	195,540
	Hogy Medical Co. Ltd.	15,300	335,202
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,900	33,537
*	Hokkaido Electric Power Co., Inc.	13,300	62,028
	Hokkaido Gas Co. Ltd.	2,400	41,044
	Hokkan Holdings Ltd.	8,000	79,152
	Hokko Chemical Industry Co. Ltd.	17,500	108,973
	Hokkoku Financial Holdings, Inc.	18,300	622,105
#	Hokuetsu Corp.	109,000	661,017
#	Hokuetsu Industries Co. Ltd.	18,500	244,315
	Hokuhoku Financial Group, Inc.	156,437	1,400,667
#	Hokuriku Electric Industry Co. Ltd.	6,200	55,430
*	Hokuriku Electric Power Co.	21,400	130,483
	Hokuriku Electrical Construction Co. Ltd.	13,199	85,747
	Hokuto Corp.	13,800	180,731
	Honda Motor Co. Ltd., Sponsored ADR	29,040	926,957
	Honda Motor Co. Ltd.	128,435	4,094,686
	H-One Co. Ltd.	19,000	111,809
	Honeys Holdings Co. Ltd.	18,370	202,472
	Hoosiers Holdings Co. Ltd.	29,600	220,198
	Horiba Ltd.	23,200	1,368,642
	Hoshizaki Corp.	2,600	99,712
	Hosiden Corp.	58,000	749,976

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hosokawa Micron Corp.	13,300	$330,604
	Hotland Co. Ltd.	4,600	55,107
	House Foods Group, Inc.	19,500	450,187
	Howa Machinery Ltd.	12,800	73,328
	HS Holdings Co. Ltd.	16,600	119,417
	Hulic Co. Ltd.	58,067	494,394
	Hyakugo Bank Ltd.	184,367	616,290
	Hyakujushi Bank Ltd.	8,401	126,433
	Ibiden Co. Ltd.	24,800	1,507,326
	IBJ, Inc.	11,100	55,584
	Ichigo, Inc.	109,600	208,478
	Ichiken Co. Ltd.	5,200	74,819
	Ichikoh Industries Ltd.	36,800	138,724
	Ichinen Holdings Co. Ltd.	16,400	158,800
	Ichiyoshi Securities Co. Ltd.	29,300	137,559
	Icom, Inc.	10,300	205,528
	ID Holdings Corp.	3,000	28,441
	IDEA Consultants, Inc.	4,600	55,282
	Idec Corp.	28,400	604,281
	Idemitsu Kosan Co. Ltd.	111,567	2,355,941
	IDOM, Inc.	67,000	393,024
	IHI Corp.	69,100	1,698,987
	Iida Group Holdings Co. Ltd.	35,120	616,092
	Iino Kaiun Kaisha Ltd.	95,700	617,974
	IJTT Co. Ltd.	17,000	72,592
	I'll, Inc.	3,700	67,657
	Imagica Group, Inc.	19,800	88,873
#	Imasen Electric Industrial	14,000	61,288
#	i-mobile Co. Ltd.	3,300	28,675
	Imuraya Group Co. Ltd.	5,900	94,671
	Inaba Denki Sangyo Co. Ltd.	27,300	606,435
#	Inaba Seisakusho Co. Ltd.	7,400	79,786
	Inabata & Co. Ltd.	48,600	1,132,910
	Inageya Co. Ltd.	3,300	34,822
*	I-NE Co. Ltd.	4,400	82,143
	Ines Corp.	20,800	211,070
	I-Net Corp.	10,100	118,669
	Infocom Corp.	13,300	225,667
	Information Services International-Dentsu Ltd.	6,400	226,966
	INFRONEER Holdings, Inc.	212,068	2,065,128
	Innotech Corp.	12,900	153,730
	Inpex Corp.	294,500	3,802,648
	Insource Co. Ltd.	24,000	212,129
	Intage Holdings, Inc.	28,500	340,538
	Integrated Design & Engineering Holdings Co. Ltd.	11,800	283,556
	Intelligent Wave, Inc.	2,400	13,840
	Inter Action Corp.	10,100	79,270
	Internet Initiative Japan, Inc.	22,400	417,076
#	Inui Global Logistics Co. Ltd.	4,900	45,211
	I-PEX, Inc.	11,900	111,738
#	IPS, Inc.	4,900	78,711
	IR Japan Holdings Ltd.	4,400	51,140
	Iriso Electronics Co. Ltd.	12,500	347,379
#	I'rom Group Co. Ltd.	6,200	83,197
	ISB Corp.	6,700	74,313
	Ise Chemicals Corp.	1,600	91,834
	Iseki & Co. Ltd.	14,208	125,672
	Isetan Mitsukoshi Holdings Ltd.	138,100	1,498,229
	Ishihara Chemical Co. Ltd.	10,500	120,825

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ishihara Sangyo Kaisha Ltd.	34,900	$337,069
	Ishii Iron Works Co. Ltd.	1,900	35,609
*	Istyle, Inc.	10,500	36,008
	Isuzu Motors Ltd.	168,500	2,188,941
	Itfor, Inc.	19,000	147,062
	ITmedia, Inc.	9,300	89,986
	Ito En Ltd.	9,481	270,606
#	ITOCHU Corp.	68,400	2,766,458
	Itochu Enex Co. Ltd.	66,100	648,867
	Itochu Techno-Solutions Corp.	9,200	233,166
	Itochu-Shokuhin Co. Ltd.	5,200	198,301
	Itoham Yonekyu Holdings, Inc.	117,425	595,907
	Itoki Corp.	29,353	243,115
	IwaiCosmo Holdings, Inc.	17,200	197,826
	Iwaki Co. Ltd.	9,600	97,947
	Iwatani Corp.	29,900	1,596,040
*	Iwatsu Electric Co. Ltd.	6,100	34,324
	Iwatsuka Confectionery Co. Ltd.	1,400	50,896
	Iyogin Holdings, Inc.	200,682	1,417,506
	Izumi Co. Ltd.	28,100	708,066
	J Front Retailing Co. Ltd.	150,800	1,467,808
#	J Trust Co. Ltd.	43,500	144,395
	JAC Recruitment Co. Ltd.	13,700	272,150
	Jaccs Co. Ltd.	23,600	865,842
*	Jade Group, Inc.	6,300	75,750
	JAFCO Group Co. Ltd.	60,100	785,777
	JANOME Corp.	17,800	81,054
	Japan Airlines Co. Ltd.	9,000	194,856
	Japan Airport Terminal Co. Ltd.	1,400	65,241
	Japan Aviation Electronics Industry Ltd.	47,200	958,668
	Japan Best Rescue System Co. Ltd.	10,600	58,243
	Japan Cash Machine Co. Ltd.	8,900	69,960
*	Japan Communications, Inc.	77,800	133,032
	Japan Electronic Materials Corp.	9,900	123,274
	Japan Elevator Service Holdings Co. Ltd.	28,600	353,707
	Japan Exchange Group, Inc.	48,600	846,767
#	Japan Foundation Engineering Co. Ltd.	16,100	56,631
*	Japan Hospice Holdings, Inc.	900	17,734
	Japan Lifeline Co. Ltd.	51,700	362,263
	Japan Material Co. Ltd.	29,700	525,196
	Japan Medical Dynamic Marketing, Inc.	18,700	129,122
	Japan Petroleum Exploration Co. Ltd.	6,900	237,156
	Japan Post Holdings Co. Ltd.	150,800	1,101,230
	Japan Post Insurance Co. Ltd.	26,800	433,093
	Japan Property Management Center Co. Ltd.	10,700	82,481
	Japan Pulp & Paper Co. Ltd.	11,500	374,041
	Japan Pure Chemical Co. Ltd.	1,100	19,678
	Japan Securities Finance Co. Ltd.	94,200	800,035
	Japan Steel Works Ltd.	12,900	268,725
	Japan System Techniques Co. Ltd.	3,400	58,568
	Japan Tobacco, Inc.	56,200	1,247,055
	Japan Transcity Corp.	33,400	150,319
	Japan Wool Textile Co. Ltd.	50,700	430,418
	Jastec Co. Ltd.	6,100	58,755
	JBCC Holdings, Inc.	15,100	275,599
	JCR Pharmaceuticals Co. Ltd.	8,400	79,823
	JCU Corp.	16,700	397,884
	JDC Corp.	28,900	123,993
	Jeol Ltd.	23,700	812,908

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	JFE Holdings, Inc.	312,960	$5,062,412
	JFE Systems, Inc.	1,500	30,469
	JGC Holdings Corp.	66,400	930,965
*	JIG-SAW, Inc.	2,700	100,296
	JINS Holdings, Inc.	6,400	158,761
#	JINUSHI Co. Ltd.	10,000	134,107
	JK Holdings Co. Ltd.	14,300	102,110
	J-Lease Co. Ltd.	2,100	35,252
	JM Holdings Co. Ltd.	10,400	141,875
	JMDC, Inc.	1,000	38,222
	JMS Co. Ltd.	20,300	83,153
*	Joban Kosan Co. Ltd.	3,900	34,224
	J-Oil Mills, Inc.	17,400	207,268
	Joshin Denki Co. Ltd.	14,601	210,051
	Joyful Honda Co. Ltd.	34,800	403,120
	JP-Holdings, Inc.	42,700	98,264
	JSB Co. Ltd.	2,200	82,511
	JSP Corp.	12,401	164,080
	JSR Corp.	11,200	321,291
	JTEKT Corp.	133,675	1,260,899
#	Juki Corp.	24,600	99,782
	Juroku Financial Group, Inc.	23,200	573,826
	Justsystems Corp.	16,900	480,989
	JVCKenwood Corp.	146,001	481,906
	K&O Energy Group, Inc.	14,800	246,042
	Kadokawa Corp.	11,353	281,411
#	Kadoya Sesame Mills, Inc.	1,400	33,954
	Kaga Electronics Co. Ltd.	18,700	837,685
	Kagome Co. Ltd.	12,500	278,676
	Kajima Corp.	105,521	1,667,499
	Kakaku.com, Inc.	17,600	263,083
	Kaken Pharmaceutical Co. Ltd.	13,200	328,661
	Kakiyasu Honten Co. Ltd.	7,700	126,812
#	Kamakura Shinsho Ltd.	9,000	44,721
	Kameda Seika Co. Ltd.	7,700	236,390
	Kamei Corp.	18,600	195,091
	Kamigumi Co. Ltd.	58,700	1,361,623
	Kanaden Corp.	14,900	140,077
	Kanagawa Chuo Kotsu Co. Ltd.	5,000	116,401
	Kanamic Network Co. Ltd.	11,800	38,798
	Kanamoto Co. Ltd.	26,275	463,422
	Kandenko Co. Ltd.	96,400	845,593
	Kaneka Corp.	43,800	1,290,507
	Kaneko Seeds Co. Ltd.	8,100	82,516
	Kanematsu Corp.	80,300	1,177,963
	Kanemi Co. Ltd.	1,400	29,523
	Kanro, Inc.	1,200	15,515
	Kansai Food Market Ltd.	2,600	26,483
	Kansai Paint Co. Ltd.	21,300	349,135
	Kanto Denka Kogyo Co. Ltd.	36,600	244,470
	Kao Corp.	14,500	550,878
*	Kaonavi, Inc.	1,000	14,583
	Katakura Industries Co. Ltd.	18,300	208,028
	Katitas Co. Ltd.	23,400	430,411
	Kato Sangyo Co. Ltd.	18,300	502,117
	Kato Works Co. Ltd.	8,400	67,376
	Kawada Technologies, Inc.	3,800	155,087
	Kawai Musical Instruments Manufacturing Co. Ltd.	6,200	158,166
	Kawasaki Heavy Industries Ltd.	80,900	2,063,210

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kawasaki Kisen Kaisha Ltd.	12,597	$379,858
	KDDI Corp.	96,900	2,851,932
	KeePer Technical Laboratory Co. Ltd.	8,300	366,675
	Keihan Holdings Co. Ltd.	16,300	461,659
	Keihanshin Building Co. Ltd.	9,500	84,487
#	Keihin Co. Ltd.	3,500	44,563
	Keikyu Corp.	17,800	169,183
	Keisei Electric Railway Co. Ltd.	1,558	64,665
	KEIWA, Inc.	5,200	40,650
	Keiyo Bank Ltd.	104,100	437,016
	Keiyo Co. Ltd.	34,800	209,097
#	KEL Corp.	4,100	54,658
	Kenko Mayonnaise Co. Ltd.	9,696	89,836
	Kewpie Corp.	33,100	536,332
	KeyHolder, Inc.	7,300	52,049
	KFC Holdings Japan Ltd.	13,300	278,178
	KH Neochem Co. Ltd.	29,800	487,786
	Kibun Foods, Inc.	5,200	39,533
	Kikkoman Corp.	9,600	553,256
	Kimura Chemical Plants Co. Ltd.	18,500	95,338
#	Kimura Unity Co. Ltd.	5,600	50,835
	Kinden Corp.	69,000	951,622
	King Jim Co. Ltd.	1,500	9,345
	Kinki Sharyo Co. Ltd.	1,500	17,423
	Kintetsu Department Store Co. Ltd.	4,900	84,442
	Kirin Holdings Co. Ltd.	26,280	388,167
	Kissei Pharmaceutical Co. Ltd.	24,700	522,955
	Ki-Star Real Estate Co. Ltd.	9,100	331,799
	Kitagawa Corp.	6,700	55,869
	Kita-Nippon Bank Ltd.	8,000	122,345
	Kitano Construction Corp.	3,200	69,426
	Kitanotatsujin Corp.	8,100	13,796
	Kitz Corp.	70,000	520,949
	Kiyo Bank Ltd.	55,333	594,174
#*	KLab, Inc.	17,800	37,436
*	KNT-CT Holdings Co. Ltd.	7,700	77,919
	Koa Corp.	34,600	428,433
	Koa Shoji Holdings Co. Ltd.	7,200	34,789
	Koatsu Gas Kogyo Co. Ltd.	25,300	137,860
	Kobayashi Pharmaceutical Co. Ltd.	3,600	197,897
	Kobe Bussan Co. Ltd.	16,800	447,478
#*	Kobe Electric Railway Co. Ltd.	1,600	34,377
	Kobe Steel Ltd.	272,680	2,982,392
	Koei Tecmo Holdings Co. Ltd.	2,200	37,644
	Kohnan Shoji Co. Ltd.	33,000	807,842
	Kohoku Kogyo Co. Ltd.	1,500	66,511
	Kohsoku Corp.	9,200	138,365
	Koito Manufacturing Co. Ltd.	14,200	261,101
#	Kojima Co. Ltd.	39,300	183,049
	Kokuyo Co. Ltd.	54,800	879,123
	Komatsu Ltd.	49,600	1,389,516
	Komatsu Matere Co. Ltd.	24,100	127,053
	Komatsu Wall Industry Co. Ltd.	6,800	137,933
	KOMEDA Holdings Co. Ltd.	23,800	461,281
#	Komehyo Holdings Co. Ltd.	8,100	270,547
	Komeri Co. Ltd.	28,400	595,275
	Komori Corp.	34,200	266,717
	Konaka Co. Ltd.	8,900	25,291
	Konami Group Corp.	14,800	830,230

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kondotec, Inc.	18,600	$158,099
	Konica Minolta, Inc.	397,100	1,471,906
	Konishi Co. Ltd.	25,700	412,321
	Konoike Transport Co. Ltd.	25,500	319,682
	Konoshima Chemical Co. Ltd.	5,200	60,163
	Kosaido Holdings Co. Ltd.	11,900	185,428
	Kose Corp.	600	58,756
	Koshidaka Holdings Co. Ltd.	13,200	109,863
	Kotobuki Spirits Co. Ltd.	4,400	334,904
	Kotobukiya Co. Ltd.	2,400	39,983
	Kozo Keikaku Engineering, Inc.	3,200	77,508
	KPP Group Holdings Co. Ltd.	42,100	187,807
	Krosaki Harima Corp.	5,600	427,673
#	KRS Corp.	12,200	80,619
	K's Holdings Corp.	126,320	1,159,401
	KU Holdings Co. Ltd.	11,700	101,722
	Kubota Corp.	34,200	516,624
*	Kufu Co., Inc.	15,200	44,134
	Kumagai Gumi Co. Ltd.	27,832	630,349
	Kumiai Chemical Industry Co. Ltd.	41,874	314,428
	Kurabo Industries Ltd.	13,300	219,634
	Kuraray Co. Ltd.	234,000	2,354,636
	Kureha Corp.	13,100	783,210
	Kurimoto Ltd.	8,300	142,963
	Kurita Water Industries Ltd.	11,600	466,496
	Kuriyama Holdings Corp.	9,500	63,594
	Kusuri no Aoki Holdings Co. Ltd.	8,300	476,572
	KYB Corp.	14,700	520,901
	Kyocera Corp.	23,485	1,263,776
#	Kyoden Co. Ltd.	13,100	42,235
	Kyodo Printing Co. Ltd.	6,100	138,843
	Kyoei Steel Ltd.	18,700	281,457
	Kyokuto Boeki Kaisha Ltd.	9,200	115,637
	Kyokuto Kaihatsu Kogyo Co. Ltd.	32,400	416,013
	Kyokuto Securities Co. Ltd.	11,501	62,412
	Kyokuyo Co. Ltd.	7,900	208,546
	Kyorin Pharmaceutical Co. Ltd.	27,900	347,884
	Kyoritsu Maintenance Co. Ltd.	14,700	576,082
	Kyosan Electric Manufacturing Co. Ltd.	39,000	145,199
	Kyowa Kirin Co. Ltd.	10,500	200,505
	Kyudenko Corp.	33,100	954,553
*	Kyushu Electric Power Co., Inc.	30,800	209,133
	Kyushu Financial Group, Inc.	291,780	1,420,368
	Kyushu Railway Co.	9,600	210,508
	LA Holdings Co. Ltd.	1,200	39,554
#	LAC Co. Ltd.	10,100	53,373
	Lacto Japan Co. Ltd.	8,000	111,311
	Lasertec Corp.	4,400	666,080
	Lawson, Inc.	9,100	456,590
	LEC, Inc.	18,200	114,894
#*	Leopalace21 Corp.	105,700	227,837
	Life Corp.	15,800	396,341
	LIFULL Co. Ltd.	54,700	117,876
	LIKE, Inc.	5,800	67,324
#	Linical Co. Ltd.	6,700	37,226
	Link & Motivation, Inc.	20,000	60,337
	Lintec Corp.	34,900	575,985
	Lion Corp.	64,300	614,391
	LITALICO, Inc.	9,600	151,020

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Lixil Corp.	162,600	$2,077,999
	Look Holdings, Inc.	5,800	111,254
*	LTS, Inc.	200	5,035
*	M&A Capital Partners Co. Ltd.	10,700	219,451
	Mabuchi Motor Co. Ltd.	20,000	574,311
#*	Macbee Planet, Inc.	800	117,585
	Macnica Holdings, Inc.	26,650	1,116,953
	Macromill, Inc.	36,803	204,992
	Maeda Kosen Co. Ltd.	11,100	245,350
	Maezawa Industries, Inc.	16,300	105,192
#	Maezawa Kasei Industries Co. Ltd.	11,300	121,593
	Maezawa Kyuso Industries Co. Ltd.	16,800	139,326
	Makino Milling Machine Co. Ltd.	20,289	813,418
	Makita Corp., Sponsored ADR	3,976	119,598
	Makita Corp.	11,743	329,756
	Management Solutions Co. Ltd.	4,900	140,479
	Mandom Corp.	34,000	341,353
	Mani, Inc.	14,700	189,035
	MarkLines Co. Ltd.	5,700	106,277
#	Mars Group Holdings Corp.	10,500	222,853
	Marubeni Corp.	99,200	1,756,335
	Marubun Corp.	13,800	117,124
	Marudai Food Co. Ltd.	15,000	162,363
	Maruha Nichiro Corp.	34,317	595,271
	Marui Group Co. Ltd.	35,200	630,580
	Maruichi Steel Tube Ltd.	45,500	1,078,402
	MARUKA FURUSATO Corp.	17,169	322,321
#	Marumae Co. Ltd.	1,900	24,494
#	Marusan Securities Co. Ltd.	52,510	195,108
	Maruwa Co. Ltd.	6,400	1,062,890
#	Maruzen CHI Holdings Co. Ltd.	10,600	25,571
	Maruzen Co. Ltd.	7,900	117,559
	Maruzen Showa Unyu Co. Ltd.	13,900	404,536
	Marvelous, Inc.	26,500	131,030
	Matsuda Sangyo Co. Ltd.	10,500	172,107
	Matsui Construction Co. Ltd.	17,600	93,547
	Matsui Securities Co. Ltd.	59,900	338,462
	MatsukiyoCocokara & Co.	11,060	647,249
	Max Co. Ltd.	17,300	324,070
	Maxell Ltd.	34,000	386,252
	Maxvalu Tokai Co. Ltd.	6,700	131,311
	Mazda Motor Corp.	135,300	1,342,242
	McDonald's Holdings Co. Japan Ltd.	5,700	224,384
	MCJ Co. Ltd.	52,900	419,826
	Mebuki Financial Group, Inc.	540,023	1,434,676
	MEC Co. Ltd.	11,600	288,627
*	Media Do Co. Ltd.	6,800	64,947
	Medical Data Vision Co. Ltd.	14,600	71,573
	Medical System Network Co. Ltd.	20,600	55,791
	Medikit Co. Ltd.	2,800	49,687
	Medipal Holdings Corp.	95,100	1,630,636
	Medius Holdings Co. Ltd.	8,400	46,730
*	MedPeer, Inc.	2,000	14,388
	Megachips Corp.	12,900	386,090
	Megmilk Snow Brand Co. Ltd.	36,800	506,959
	Meidensha Corp.	32,100	478,493
#	Meiho Facility Works Ltd.	5,000	27,198
	Meiji Electric Industries Co. Ltd.	6,100	66,250
	MEIJI Holdings Co. Ltd.	24,700	570,666

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Meiji Shipping Co. Ltd.	6,100	$28,223
	Meiko Electronics Co. Ltd.	21,000	417,782
	Meisei Industrial Co. Ltd.	33,800	233,366
	Meitec Corp.	38,700	705,513
	Meito Sangyo Co. Ltd.	9,300	108,148
#	Meiwa Corp.	24,900	119,653
	Meiwa Estate Co. Ltd.	10,900	87,339
	Melco Holdings, Inc.	5,900	132,563
#	Members Co. Ltd.	3,400	39,625
	Menicon Co. Ltd.	33,500	600,867
*	Mercari, Inc.	5,500	139,328
#	Mercuria Holdings Co. Ltd.	4,800	26,409
*	MetaReal Corp.	3,000	33,685
	METAWATER Co. Ltd.	13,400	172,789
	Micronics Japan Co. Ltd.	23,000	366,876
	Midac Holdings Co. Ltd.	2,900	33,024
	Mie Kotsu Group Holdings, Inc.	47,700	190,610
#	Mikuni Corp.	12,600	45,157
	Milbon Co. Ltd.	10,504	377,945
	MIMAKI ENGINEERING Co. Ltd.	12,300	82,575
	Mimasu Semiconductor Industry Co. Ltd.	14,900	311,783
	Minebea Mitsumi, Inc.	54,639	1,012,066
#	Ministop Co. Ltd.	12,300	127,420
#	Mipox Corp.	10,400	45,957
	Mirai Industry Co. Ltd.	6,700	140,746
#	Miraial Co. Ltd.	6,700	72,970
	Mirait One Corp.	81,810	1,050,274
	Mirarth Holdings, Inc.	75,700	257,312
	Miroku Jyoho Service Co. Ltd.	12,800	152,083
	MISUMI Group, Inc.	26,100	477,477
	Mitani Corp.	32,000	311,001
	Mitani Sangyo Co. Ltd.	14,200	32,451
	Mitani Sekisan Co. Ltd.	4,500	152,483
	Mito Securities Co. Ltd.	48,000	131,404
	Mitsuba Corp.	31,661	185,224
	Mitsubishi Chemical Group Corp.	690,480	4,130,331
	Mitsubishi Corp.	90,600	4,635,681
	Mitsubishi Electric Corp.	83,800	1,209,329
	Mitsubishi Estate Co. Ltd.	90,000	1,103,012
	Mitsubishi Gas Chemical Co., Inc.	86,690	1,300,230
	Mitsubishi HC Capital, Inc.	561,770	3,716,314
	Mitsubishi Heavy Industries Ltd.	25,100	1,190,845
	Mitsubishi Kakoki Kaisha Ltd.	5,900	114,481
	Mitsubishi Logisnext Co. Ltd.	29,000	260,888
	Mitsubishi Logistics Corp.	32,399	813,832
	Mitsubishi Materials Corp.	72,880	1,302,770
	Mitsubishi Motors Corp.	381,200	1,539,486
#	Mitsubishi Paper Mills Ltd.	5,500	23,680
	Mitsubishi Pencil Co. Ltd.	28,350	371,131
	Mitsubishi Research Institute, Inc.	7,800	295,324
	Mitsubishi Shokuhin Co. Ltd.	14,500	386,381
	Mitsubishi Steel Manufacturing Co. Ltd.	9,900	120,390
	Mitsubishi UFJ Financial Group, Inc.	1,117,000	8,994,361
	Mitsuboshi Belting Ltd.	6,900	218,693
	Mitsui & Co. Ltd.	71,100	2,775,038
	Mitsui Chemicals, Inc.	113,000	3,249,197
	Mitsui DM Sugar Holdings Co. Ltd.	13,599	272,759
	Mitsui E&S Co. Ltd.	42,500	142,735
	Mitsui Fudosan Co. Ltd.	57,800	1,187,497

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mitsui High-Tec, Inc.	3,400	$237,834
#	Mitsui Matsushima Holdings Co. Ltd.	13,300	248,998
	Mitsui Mining & Smelting Co. Ltd.	69,200	1,635,666
#	Mitsui OSK Lines Ltd.	35,100	907,399
	Mitsui-Soko Holdings Co. Ltd.	28,300	721,737
	Mitsuuroko Group Holdings Co. Ltd.	33,400	316,209
	Miura Co. Ltd.	12,300	310,329
	MIXI, Inc.	23,000	434,431
	Miyaji Engineering Group, Inc.	5,800	180,295
	Miyazaki Bank Ltd.	16,500	304,934
	Miyoshi Oil & Fat Co. Ltd.	5,400	39,487
	Mizuho Financial Group, Inc.	219,305	3,720,589
	Mizuho Leasing Co. Ltd.	25,800	886,029
#	Mizuho Medy Co. Ltd.	3,000	44,347
	Mizuno Corp.	18,200	477,119
	Mochida Pharmaceutical Co. Ltd.	19,200	446,467
*	Modec, Inc.	12,100	127,321
	Monex Group, Inc.	36,100	140,699
	Monogatari Corp.	15,300	374,610
	MonotaRO Co. Ltd.	32,400	395,437
	Morinaga & Co. Ltd.	24,300	788,827
	Morinaga Milk Industry Co. Ltd.	33,100	1,114,824
	Moriroku Holdings Co. Ltd.	7,800	115,106
	Morita Holdings Corp.	27,900	304,249
	Morito Co. Ltd.	17,800	152,411
	Morozoff Ltd.	5,200	133,434
	Mory Industries, Inc.	4,800	120,135
	MrMax Holdings Ltd.	23,300	99,361
	MS&AD Insurance Group Holdings, Inc.	41,282	1,535,414
	m-up Holdings, Inc.	14,700	116,166
	Murakami Corp.	4,500	91,655
	Murata Manufacturing Co. Ltd.	19,300	1,146,453
	Musashi Seimitsu Industry Co. Ltd.	42,700	532,462
	Musashino Bank Ltd.	32,400	572,001
	Muto Seiko Co.	1,300	14,105
	Nabtesco Corp.	25,900	549,375
	Nachi-Fujikoshi Corp.	13,126	354,670
	Nafco Co. Ltd.	9,700	128,639
	Nagano Keiki Co. Ltd.	13,900	202,680
	Nagase & Co. Ltd.	100,900	1,734,862
	Nagatanien Holdings Co. Ltd.	10,200	155,385
	Nagawa Co. Ltd.	400	20,152
	Nagoya Railroad Co. Ltd.	13,900	223,823
	Naigai Trans Line Ltd.	3,000	58,585
	Nakabayashi Co. Ltd.	16,400	61,400
	Nakamoto Packs Co. Ltd.	3,100	35,719
	Nakamuraya Co. Ltd.	3,208	69,937
	Nakanishi, Inc.	25,800	594,467
	Nakano Refrigerators Co. Ltd.	300	11,941
#	Nakayama Steel Works Ltd.	21,500	138,561
#	Namura Shipbuilding Co. Ltd.	38,900	150,001
	Nankai Electric Railway Co. Ltd.	14,600	309,423
	Nanto Bank Ltd.	23,453	429,663
	Nanyo Corp.	1,500	22,905
	Narasaki Sangyo Co. Ltd.	2,400	39,961
	Nasu Denki Tekko Co. Ltd.	400	26,112
	Natori Co. Ltd.	6,700	92,535
	NEC Capital Solutions Ltd.	10,200	232,932
	NEC Corp.	39,300	1,988,399

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NEC Networks & System Integration Corp.	21,400	$282,183
	NET One Systems Co. Ltd.	31,600	694,312
	Neturen Co. Ltd.	29,000	215,778
	New Art Holdings Co. Ltd.	6,700	80,151
	Nexon Co. Ltd.	7,400	141,188
#	Nextage Co. Ltd.	29,500	774,837
*	NexTone, Inc.	2,500	35,710
	NGK Insulators Ltd.	144,200	1,768,506
	NH Foods Ltd.	45,200	1,304,146
	NHK Spring Co. Ltd.	177,269	1,420,400
#	Nicca Chemical Co. Ltd.	6,100	35,615
#	Nice Corp.	5,300	58,322
	Nichias Corp.	45,039	925,932
	Nichiban Co. Ltd.	10,100	144,139
	Nichicon Corp.	32,000	316,525
	Nichiden Corp.	10,600	183,098
	Nichiha Corp.	25,000	575,127
	Nichimo Co. Ltd.	2,900	83,156
	Nichirei Corp.	38,000	866,928
	Nichireki Co. Ltd.	25,300	384,955
	Nichirin Co. Ltd.	9,620	196,269
	NIDEC Corp.	12,000	716,699
	Nifco, Inc.	26,000	774,950
	Nihon Chouzai Co. Ltd.	10,480	88,768
	Nihon Dempa Kogyo Co. Ltd.	20,100	170,572
	Nihon Dengi Co. Ltd.	2,200	69,956
	Nihon Denkei Co. Ltd.	6,600	99,176
	Nihon Flush Co. Ltd.	18,600	126,794
#	Nihon House Holdings Co. Ltd.	30,526	79,505
	Nihon Kagaku Sangyo Co. Ltd.	10,600	84,248
	Nihon Kohden Corp.	11,600	305,771
	Nihon M&A Center Holdings, Inc.	35,400	202,730
	Nihon Nohyaku Co. Ltd.	32,800	171,248
	Nihon Parkerizing Co. Ltd.	66,600	520,920
	Nihon Plast Co. Ltd.	18,500	60,046
	Nihon Tokushu Toryo Co. Ltd.	11,600	92,385
	Nikkiso Co. Ltd.	57,500	366,614
	Nikko Co. Ltd.	23,800	115,064
	Nikkon Holdings Co. Ltd.	58,000	1,219,126
	Nikon Corp.	128,200	1,694,518
#	Nintendo Co. Ltd.	14,000	633,286
	Nippi, Inc.	1,599	42,790
	Nippn Corp.	47,300	620,491
	Nippon Air Conditioning Services Co. Ltd.	16,100	89,684
	Nippon Aqua Co. Ltd.	9,500	60,440
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,300	141,198
	Nippon Carbide Industries Co., Inc.	6,900	73,741
	Nippon Carbon Co. Ltd.	7,200	218,339
	Nippon Chemical Industrial Co. Ltd.	8,000	110,254
*	Nippon Chemi-Con Corp.	17,523	176,303
*	Nippon Coke & Engineering Co. Ltd.	164,800	128,741
	Nippon Concept Corp.	4,800	66,562
*	Nippon Concrete Industries Co. Ltd.	38,600	91,600
	Nippon Denko Co. Ltd.	94,965	193,239
	Nippon Densetsu Kogyo Co. Ltd.	30,100	455,134
	Nippon Dry-Chemical Co. Ltd.	2,900	35,246
	Nippon Electric Glass Co. Ltd.	70,600	1,282,354
	Nippon Express Holdings, Inc.	28,700	1,682,715
	Nippon Fine Chemical Co. Ltd.	12,300	253,218

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Gas Co. Ltd.	68,400	$1,006,546
	Nippon Hume Corp.	16,100	86,310
	Nippon Kayaku Co. Ltd.	110,800	1,022,587
	Nippon Kodoshi Corp.	5,300	79,434
	Nippon Light Metal Holdings Co. Ltd.	59,230	632,427
	Nippon Paint Holdings Co. Ltd.	8,500	77,879
*	Nippon Paper Industries Co. Ltd.	80,500	782,345
#	Nippon Parking Development Co. Ltd.	143,500	216,258
	Nippon Pillar Packing Co. Ltd.	21,300	667,521
	Nippon Piston Ring Co. Ltd.	7,000	84,234
#	Nippon Rietec Co. Ltd.	13,300	133,208
	Nippon Road Co. Ltd.	3,100	209,700
	Nippon Sanso Holdings Corp.	31,900	771,385
	Nippon Seiki Co. Ltd.	64,400	450,919
	Nippon Seisen Co. Ltd.	2,200	74,012
	Nippon Sharyo Ltd.	6,500	92,988
*	Nippon Sheet Glass Co. Ltd.	82,400	375,602
	Nippon Shinyaku Co. Ltd.	9,300	376,088
	Nippon Shokubai Co. Ltd.	16,400	631,345
	Nippon Signal Company Ltd.	30,600	219,343
	Nippon Soda Co. Ltd.	24,800	932,532
	Nippon Steel Corp.	145,050	3,315,325
	Nippon Thompson Co. Ltd.	48,200	195,009
	Nippon Yakin Kogyo Co. Ltd.	17,900	549,041
#	Nippon Yusen KK	143,663	3,494,769
	Nipro Corp.	132,000	958,427
	Nishikawa Rubber Co. Ltd.	1,400	14,235
	Nishimatsu Construction Co. Ltd.	16,500	429,830
	Nishimatsuya Chain Co. Ltd.	15,900	190,974
	Nishimoto Co. Ltd.	3,700	122,698
	Nishi-Nippon Financial Holdings, Inc.	116,500	1,241,001
	Nishi-Nippon Railroad Co. Ltd.	11,200	202,298
	Nishio Holdings Co. Ltd.	17,600	447,170
	Nissan Chemical Corp.	12,300	552,709
	Nissan Motor Co. Ltd.	182,974	806,027
	Nissan Shatai Co. Ltd.	58,100	370,226
	Nissan Tokyo Sales Holdings Co. Ltd.	18,900	53,359
	Nissei ASB Machine Co. Ltd.	7,600	219,289
	Nissei Plastic Industrial Co. Ltd.	12,600	89,468
	Nissha Co. Ltd.	44,000	532,281
	Nisshin Group Holdings Co. Ltd.	25,100	91,822
	Nisshin Oillio Group Ltd.	23,700	636,158
	Nisshin Seifun Group, Inc.	64,000	793,664
	Nisshinbo Holdings, Inc.	144,439	1,241,327
	Nissin Corp.	12,300	227,220
	Nissin Foods Holdings Co. Ltd.	2,600	219,220
	Nisso Corp.	10,600	65,549
	Nissui Corp.	258,100	1,229,150
	Niterra Co. Ltd.	102,600	2,169,479
	Nitori Holdings Co. Ltd.	5,200	636,753
	Nitta Corp.	16,604	379,305
#	Nitta Gelatin, Inc.	12,000	63,710
	Nittetsu Mining Co. Ltd.	11,400	407,920
	Nitto Boseki Co. Ltd.	21,100	412,018
	Nitto Denko Corp.	21,300	1,514,664
	Nitto Fuji Flour Milling Co. Ltd.	2,600	89,627
	Nitto Kogyo Corp.	19,800	506,619
	Nitto Kohki Co. Ltd.	9,500	129,311
	Nitto Seiko Co. Ltd.	27,700	118,015

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nittoc Construction Co. Ltd.	27,600	$222,630
	NJS Co. Ltd.	5,300	112,930
	Noda Corp.	10,400	86,845
	Noevir Holdings Co. Ltd.	6,800	259,176
	NOF Corp.	15,500	668,881
	Nohmi Bosai Ltd.	15,300	185,759
	Nojima Corp.	56,900	555,413
	NOK Corp.	72,300	1,088,655
	Nomura Holdings, Inc.	417,300	1,726,358
	Nomura Holdings, Inc., Sponsored ADR	29,168	121,922
	Nomura Micro Science Co. Ltd.	2,700	119,666
	Nomura Real Estate Holdings, Inc.	34,000	843,303
	Nomura Research Institute Ltd.	2,200	62,513
	Noritake Co. Ltd.	10,700	417,268
	Noritsu Koki Co. Ltd.	21,100	365,891
	Noritz Corp.	23,800	292,230
	North Pacific Bank Ltd.	237,000	517,679
	NS Solutions Corp.	7,800	204,716
	NS Tool Co. Ltd.	5,800	46,202
	NS United Kaiun Kaisha Ltd.	9,900	266,500
	NSD Co. Ltd.	28,480	557,830
	NSK Ltd.	202,200	1,308,757
	NSW, Inc.	8,700	151,985
	NTN Corp.	363,800	817,442
	NTT Data Group Corp.	26,500	368,647
	Oat Agrio Co. Ltd.	3,100	43,983
	Obara Group, Inc.	8,300	242,467
	Obayashi Corp.	201,700	1,864,884
	OBIC Business Consultants Co. Ltd.	3,200	134,400
#	Oenon Holdings, Inc.	45,000	110,750
	Ogaki Kyoritsu Bank Ltd.	37,000	509,519
	Ohara, Inc.	6,500	64,224
#	Ohashi Technica, Inc.	9,700	108,904
	Ohmoto Gumi Co. Ltd.	700	36,461
	Ohsho Food Service Corp.	3,500	166,644
	Oiles Corp.	19,216	261,945
#*	Oisix ra daichi, Inc.	8,500	139,739
	Oita Bank Ltd.	13,000	224,509
	Oji Holdings Corp.	551,400	2,177,092
	Okabe Co. Ltd.	27,741	141,236
	Okada Aiyon Corp.	1,400	22,940
	Okamoto Industries, Inc.	6,200	172,380
	Okamoto Machine Tool Works Ltd.	3,700	149,372
	Okamura Corp.	35,100	503,642
	Okasan Securities Group, Inc.	125,100	498,450
	Oki Electric Industry Co. Ltd.	72,758	459,646
	Okinawa Cellular Telephone Co.	16,200	342,227
*	Okinawa Electric Power Co., Inc.	11,152	90,473
	Okinawa Financial Group, Inc.	17,800	280,228
	OKUMA Corp.	16,500	837,051
	Okumura Corp.	26,600	795,561
	Okura Industrial Co. Ltd.	8,700	146,398
	Okuwa Co. Ltd.	23,726	145,264
	Omron Corp.	12,300	660,218
	Ono Pharmaceutical Co. Ltd.	32,200	590,075
	Onoken Co. Ltd.	17,600	210,423
	Onward Holdings Co. Ltd.	56,600	228,400
	Ootoya Holdings Co. Ltd.	1,700	49,969
	Open House Group Co. Ltd.	15,300	582,200

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Open Up Group, Inc.	1,700	$26,665
	Optex Group Co. Ltd.	22,900	300,494
*	Optim Corp.	7,600	52,225
	Optorun Co. Ltd.	22,400	371,939
#	Oracle Corp.	4,200	294,414
	Organo Corp.	10,100	292,733
	Orient Corp.	42,940	335,993
	Oriental Shiraishi Corp.	101,400	221,809
	ORIX Corp.	95,500	1,837,087
	Oro Co. Ltd.	3,600	47,544
	Osaka Organic Chemical Industry Ltd.	12,600	233,761
	Osaka Soda Co. Ltd.	9,700	395,033
	Osaka Steel Co. Ltd.	3,600	41,561
#	OSAKA Titanium Technologies Co. Ltd.	6,600	166,597
	Osaki Electric Co. Ltd.	33,900	136,736
	OSG Corp.	60,300	803,744
	Otsuka Corp.	13,500	562,185
	Otsuka Holdings Co. Ltd.	13,000	477,975
	OUG Holdings, Inc.	2,700	46,705
	Outsourcing, Inc.	95,700	979,087
	Oyo Corp.	18,100	335,029
	Pacific Industrial Co. Ltd.	36,600	352,299
*	Pacific Metals Co. Ltd.	18,499	216,465
	Pack Corp.	13,500	315,416
	PAL GROUP Holdings Co. Ltd.	19,800	581,075
	PALTAC Corp.	9,650	324,227
	Pan Pacific International Holdings Corp.	48,600	960,900
	Panasonic Holdings Corp.	255,423	3,152,784
	Panasonic Holdings Corp., ADR	26,580	327,731
	Paraca, Inc.	3,600	51,362
	Paramount Bed Holdings Co. Ltd.	30,700	502,853
*	Park24 Co. Ltd.	44,200	583,112
	Parker Corp.	8,500	44,205
	Pasco Corp.	2,600	33,581
	Pasona Group, Inc.	20,400	241,763
#	PCI Holdings, Inc.	3,400	26,900
	Pegasus Co. Ltd.	17,900	72,111
	Penta-Ocean Construction Co. Ltd.	188,600	1,023,706
	People Dreams & Technologies Group Co. Ltd.	5,600	70,527
*	PeptiDream, Inc.	29,700	378,089
	Persol Holdings Co. Ltd.	30,400	601,331
	PHC Holdings Corp.	14,700	155,895
*	PIA Corp.	2,200	52,308
	Pickles Holdings Co. Ltd.	8,605	75,648
	Pigeon Corp.	50,000	675,331
	Pilot Corp.	21,300	701,878
	Piolax, Inc.	32,600	507,894
#	Plus Alpha Consulting Co. Ltd.	2,800	55,139
	Pola Orbis Holdings, Inc.	6,500	95,331
	Pole To Win Holdings, Inc.	26,400	125,102
*	Port, Inc.	3,400	54,616
*	PR Times Corp.	2,500	28,235
	Premium Group Co. Ltd.	27,600	348,404
	Premium Water Holdings, Inc.	1,400	26,914
	Press Kogyo Co. Ltd.	83,400	373,615
#	Pressance Corp.	16,200	230,690
	Prestige International, Inc.	73,100	298,305
	Prima Meat Packers Ltd.	19,400	302,435
	Procrea Holdings, Inc.	15,234	227,038

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Pronexus, Inc.	11,500	$85,527
	Pro-Ship, Inc.	7,700	74,027
	Proto Corp.	26,000	232,862
	PS Mitsubishi Construction Co. Ltd.	40,900	228,525
	Punch Industry Co. Ltd.	17,500	57,785
	QB Net Holdings Co. Ltd.	6,800	71,492
	Qol Holdings Co. Ltd.	22,000	262,463
	Quick Co. Ltd.	6,500	111,426
#	Raccoon Holdings, Inc.	11,000	55,239
	Raito Kogyo Co. Ltd.	26,400	382,437
	Raiznext Corp.	24,900	255,142
*	Raksul, Inc.	5,200	51,389
	Rakus Co. Ltd.	12,600	213,891
	Rakuten Group, Inc.	41,400	162,154
*	RaQualia Pharma, Inc.	8,700	43,222
	Rasa Corp.	5,700	61,010
	Rasa Industries Ltd.	7,800	117,985
	Raysum Co. Ltd.	2,754	58,417
	Relo Group, Inc.	38,200	527,513
	Renaissance, Inc.	7,800	49,952
*	Renesas Electronics Corp.	58,500	1,128,689
	Rengo Co. Ltd.	173,800	1,106,961
#*	RENOVA, Inc.	18,000	190,122
	Resona Holdings, Inc.	572,931	3,119,085
	Resonac Holdings Corp.	146,000	2,391,737
	Resorttrust, Inc.	34,300	542,340
	Restar Holdings Corp.	15,900	265,435
	Retail Partners Co. Ltd.	22,000	239,929
	Rheon Automatic Machinery Co. Ltd.	13,100	133,894
#	Rhythm Co. Ltd.	5,400	61,709
	Ricoh Co. Ltd.	174,700	1,554,073
	Ricoh Leasing Co. Ltd.	18,000	558,117
*	Right On Co. Ltd.	6,100	25,441
	Riken Corp.	10,300	241,800
	Riken Keiki Co. Ltd.	6,700	253,481
	Riken Technos Corp.	35,100	169,088
	Riken Vitamin Co. Ltd.	16,500	241,021
	Rinnai Corp.	23,700	516,001
	Rion Co. Ltd.	7,900	123,905
	Riso Kagaku Corp.	2,158	35,422
	Riso Kyoiku Co. Ltd.	76,100	140,783
	Rix Corp.	800	18,074
	Rock Field Co. Ltd.	10,200	107,553
	Rohm Co. Ltd.	6,600	618,474
	Rohto Pharmaceutical Co. Ltd.	22,000	468,921
	Rokko Butter Co. Ltd.	10,000	93,169
	Roland Corp.	6,300	179,614
	Roland DG Corp.	11,400	285,968
	Rorze Corp.	7,600	594,433
	Round One Corp.	117,800	471,541
	RS Technologies Co. Ltd.	9,600	205,926
	Ryobi Ltd.	22,700	472,415
	RYODEN Corp.	16,900	269,504
	Ryohin Keikaku Co. Ltd.	89,200	1,158,278
	Ryosan Co. Ltd.	19,600	620,443
	S Foods, Inc.	16,700	393,984
	S&B Foods, Inc.	4,100	105,796
	Sac's Bar Holdings, Inc.	13,350	95,523
	Saibu Gas Holdings Co. Ltd.	7,100	104,183

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sakai Chemical Industry Co. Ltd.	13,000	$181,468
	Sakai Heavy Industries Ltd.	3,400	124,431
	Sakai Moving Service Co. Ltd.	6,400	240,617
	Sakata INX Corp.	37,400	322,373
#	Sakura Internet, Inc.	14,000	106,503
	Sala Corp.	45,400	232,925
#	Samco, Inc.	1,300	48,737
	SAMTY Co. Ltd.	14,600	233,220
	San Holdings, Inc.	8,400	135,112
	San ju San Financial Group, Inc.	15,760	192,627
	San-A Co. Ltd.	9,500	314,859
	San-Ai Obbli Co. Ltd.	62,600	712,837
	Sanei Architecture Planning Co. Ltd.	7,900	85,258
	Sangetsu Corp.	32,600	598,462
	San-In Godo Bank Ltd.	121,477	786,324
	Sanken Electric Co. Ltd.	8,000	817,347
	Sanki Engineering Co. Ltd.	39,400	428,138
	Sanko Gosei Ltd.	22,601	99,998
	Sanko Metal Industrial Co. Ltd.	3,300	106,078
	Sankyo Co. Ltd.	18,900	799,500
	Sankyo Frontier Co. Ltd.	3,200	86,047
	Sankyo Seiko Co. Ltd.	35,800	173,622
	Sankyo Tateyama, Inc.	19,800	133,988
	Sankyu, Inc.	33,500	1,161,686
	Sanoh Industrial Co. Ltd.	25,700	156,044
	Sanrio Co. Ltd.	1,100	51,219
	Sansei Technologies, Inc.	8,000	70,242
	Sansha Electric Manufacturing Co. Ltd.	10,000	104,147
	Sanshin Electronics Co. Ltd.	9,400	143,598
#	Santec Holdings Corp.	4,100	87,246
	Santen Pharmaceutical Co. Ltd.	37,700	329,435
	Sanwa Holdings Corp.	121,000	1,645,616
	Sanyo Chemical Industries Ltd.	10,608	322,884
	Sanyo Denki Co. Ltd.	9,200	466,646
	Sanyo Electric Railway Co. Ltd.	5,100	79,410
	Sanyo Shokai Ltd.	9,037	130,268
	Sanyo Special Steel Co. Ltd.	13,700	275,222
	Sanyo Trading Co. Ltd.	21,700	208,176
	Sapporo Holdings Ltd.	21,600	569,083
	Sata Construction Co. Ltd.	1,800	5,913
	Sato Foods Co. Ltd.	800	28,979
	Sato Holdings Corp.	22,500	315,094
	Sato Shoji Corp.	13,300	143,597
#	Satori Electric Co. Ltd.	8,800	91,964
	Sawai Group Holdings Co. Ltd.	34,500	859,302
	Saxa Holdings, Inc.	1,900	27,941
	SB Technology Corp.	7,700	140,207
	SBI Global Asset Management Co. Ltd.	15,700	60,338
	SBI Holdings, Inc.	53,651	1,132,964
	SBI Insurance Group Co. Ltd.	3,000	22,803
	SBS Holdings, Inc.	17,900	424,606
	SCREEN Holdings Co. Ltd.	8,900	961,640
	Scroll Corp.	28,200	192,274
	SCSK Corp.	16,565	275,394
	SEC Carbon Ltd.	1,500	112,309
	Secom Co. Ltd.	6,700	449,602
	Sega Sammy Holdings, Inc.	13,700	299,545
	Seibu Holdings, Inc.	60,800	676,061
	Seika Corp.	7,000	99,188

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seikagaku Corp.	37,300	$203,079
#	Seikitokyu Kogyo Co. Ltd.	28,400	288,567
	Seiko Epson Corp.	62,900	1,032,925
	Seiko Group Corp.	23,800	439,990
	Seiko PMC Corp.	4,700	19,155
	Seikoh Giken Co. Ltd.	2,100	22,919
	Seino Holdings Co. Ltd.	102,300	1,610,051
#	Seiren Co. Ltd.	20,200	349,028
	Sekisui Chemical Co. Ltd.	48,200	732,134
#	Sekisui House Ltd.	39,140	798,522
	Sekisui Jushi Corp.	20,300	318,980
	Sekisui Kasei Co. Ltd.	16,300	51,946
#	SEMITEC Corp.	4,000	64,443
	Senko Group Holdings Co. Ltd.	99,500	720,254
	Senshu Electric Co. Ltd.	13,400	378,016
	Senshu Ikeda Holdings, Inc.	203,272	373,577
*	Senshukai Co. Ltd.	23,300	65,388
#	SERAKU Co. Ltd.	4,500	43,284
	Seria Co. Ltd.	24,500	410,950
	Seven & I Holdings Co. Ltd.	51,800	2,148,927
	Seven Bank Ltd.	242,200	526,051
	SG Holdings Co. Ltd.	28,700	418,834
#*	Sharp Corp.	99,533	591,839
#	Shibaura Electronics Co. Ltd.	6,000	302,515
	Shibaura Machine Co. Ltd.	15,300	489,141
	Shibaura Mechatronics Corp.	4,700	786,745
	Shibusawa Warehouse Co. Ltd.	9,500	206,185
	Shibuya Corp.	14,400	266,531
#	Shidax Corp.	9,600	43,083
*	SHIFT, Inc.	1,600	378,492
	Shiga Bank Ltd.	30,967	663,407
	Shikibo Ltd.	11,600	84,618
	Shikoku Bank Ltd.	27,501	180,218
*	Shikoku Electric Power Co., Inc.	31,300	220,504
	Shikoku Kasei Holdings Corp.	28,200	281,237
	Shima Seiki Manufacturing Ltd.	21,700	297,027
	Shimadzu Corp.	13,500	410,006
	Shimamura Co. Ltd.	6,400	633,829
	Shimano, Inc.	3,100	467,254
	Shimizu Bank Ltd.	9,200	99,104
	Shimizu Corp.	115,700	797,119
#	Shimojima Co. Ltd.	10,700	82,461
	Shin Nippon Air Technologies Co. Ltd.	9,800	164,403
#	Shin Nippon Biomedical Laboratories Ltd.	14,500	213,942
	Shinagawa Refractories Co. Ltd.	4,300	190,698
	Shindengen Electric Manufacturing Co. Ltd.	6,200	142,963
	Shin-Etsu Chemical Co. Ltd.	59,500	1,960,218
	Shin-Etsu Polymer Co. Ltd.	30,100	298,956
	Shinki Bus Co. Ltd.	400	9,615
	Shinko Electric Industries Co. Ltd.	13,500	545,816
	Shinko Shoji Co. Ltd.	30,300	241,923
	Shinmaywa Industries Ltd.	43,800	442,259
	Shinnihon Corp.	20,800	185,525
	Shin-Nihon Tatemono Co. Ltd.	8,700	34,451
#	Shinnihonseiyaku Co. Ltd.	6,800	70,762
	Shinsho Corp.	4,800	206,522
	Shinwa Co. Ltd.	9,200	145,196
	Shinwa Co. Ltd.	7,500	41,527
	Shionogi & Co. Ltd.	21,100	884,259

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ship Healthcare Holdings, Inc.	38,200	$618,706
#	Shizuki Electric Co., Inc.	12,600	47,605
	Shizuoka Financial Group, Inc.	145,400	1,214,396
	Shizuoka Gas Co. Ltd.	51,900	401,203
#	SHO-BOND Holdings Co. Ltd.	4,600	186,829
	Shoei Co. Ltd.	26,000	472,696
	Shoei Foods Corp.	6,600	200,847
	Shofu, Inc.	9,900	165,616
	Showa Sangyo Co. Ltd.	17,200	332,126
	Sigma Koki Co. Ltd.	6,100	67,485
	SIGMAXYZ Holdings, Inc.	21,800	203,936
	Siix Corp.	32,200	348,519
*	Simplex Holdings, Inc.	2,700	54,514
	Sinanen Holdings Co. Ltd.	8,100	223,433
	Sinfonia Technology Co. Ltd.	26,300	319,148
	Sinko Industries Ltd.	19,500	269,780
	Sintokogio Ltd.	31,500	231,849
	SK Kaken Co. Ltd.	200	10,336
	SK-Electronics Co. Ltd.	9,300	104,733
	SKY Perfect JSAT Holdings, Inc.	128,700	537,428
*	Skylark Holdings Co. Ltd.	59,500	769,899
	SMC Corp.	1,100	574,819
	SMK Corp.	3,400	63,846
	SMS Co. Ltd.	28,000	594,731
#	Snow Peak, Inc.	10,200	126,750
	Soda Nikka Co. Ltd.	14,300	86,638
	Sodick Co. Ltd.	39,900	204,091
#	Soft99 Corp.	7,600	72,475
	SoftBank Corp.	29,300	325,362
	SoftBank Group Corp.	61,000	3,102,606
	Softcreate Holdings Corp.	7,400	88,488
	Software Service, Inc.	2,200	158,990
	Sohgo Security Services Co. Ltd.	145,000	886,523
	Sojitz Corp.	102,540	2,434,532
	Soken Chemical & Engineering Co. Ltd.	7,400	99,860
	Solasto Corp.	33,600	164,929
	Soliton Systems KK	6,200	54,178
	Sompo Holdings, Inc.	13,550	599,056
	Sony Group Corp.	23,600	2,210,523
	Sony Group Corp., Sponsored ADR	40,092	3,752,611
	Sotetsu Holdings, Inc.	10,800	209,000
	Space Co. Ltd.	12,300	95,527
	Sparx Group Co. Ltd.	16,579	176,359
	SPK Corp.	6,364	82,350
	S-Pool, Inc.	39,100	150,962
	Square Enix Holdings Co. Ltd.	6,100	282,547
	SRA Holdings	8,200	186,110
	ST Corp.	8,700	93,211
	St. Marc Holdings Co. Ltd.	1,400	19,080
	Stanley Electric Co. Ltd.	41,600	768,739
	Star Mica Holdings Co. Ltd.	23,400	101,638
	Star Micronics Co. Ltd.	25,600	318,908
	Starts Corp., Inc.	25,700	532,923
	Starzen Co. Ltd.	13,700	224,262
	St-Care Holding Corp.	10,200	56,251
	Stella Chemifa Corp.	9,400	206,762
	Step Co. Ltd.	8,400	104,602
	STI Foods Holdings, Inc.	1,100	26,732
	Strike Co. Ltd.	3,900	82,367

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Studio Alice Co. Ltd.	8,000	$121,530
	Subaru Corp.	246,700	4,675,845
	Subaru Enterprise Co. Ltd.	2,000	142,635
	Sugi Holdings Co. Ltd.	11,000	490,387
	Sugimoto & Co. Ltd.	7,500	111,560
	SUMCO Corp.	64,100	934,060
	Sumida Corp.	26,800	276,367
#	Sumiseki Holdings, Inc.	38,800	93,908
	Sumitomo Bakelite Co. Ltd.	29,000	1,262,134
	Sumitomo Chemical Co. Ltd.	306,500	945,294
	Sumitomo Corp.	107,300	2,301,894
	Sumitomo Densetsu Co. Ltd.	13,100	291,948
	Sumitomo Electric Industries Ltd.	229,583	2,943,705
	Sumitomo Forestry Co. Ltd.	102,900	2,482,967
	Sumitomo Heavy Industries Ltd.	71,400	1,757,426
	Sumitomo Metal Mining Co. Ltd.	87,000	3,004,562
	Sumitomo Mitsui Construction Co. Ltd.	119,860	317,970
#	Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	100,020	932,186
	Sumitomo Mitsui Financial Group, Inc.	104,441	4,893,233
	Sumitomo Mitsui Trust Holdings, Inc.	50,900	1,980,097
	Sumitomo Osaka Cement Co. Ltd.	27,100	760,859
	Sumitomo Pharma Co. Ltd.	147,845	612,816
	Sumitomo Realty & Development Co. Ltd.	78,900	2,114,474
	Sumitomo Riko Co. Ltd.	15,900	91,578
	Sumitomo Rubber Industries Ltd.	110,853	1,133,466
	Sumitomo Seika Chemicals Co. Ltd.	8,300	271,764
#	Sumitomo Warehouse Co. Ltd.	61,600	1,058,597
	Sun Corp.	4,900	67,199
	Sun Frontier Fudousan Co. Ltd.	44,300	470,344
	Suncall Corp.	20,100	76,562
	Sundrug Co. Ltd.	21,200	625,811
	Suntory Beverage & Food Ltd.	18,400	654,985
	Sun-Wa Technos Corp.	8,900	142,144
	Suruga Bank Ltd.	150,400	632,876
	Suzuden Corp.	4,800	74,489
	Suzuken Co. Ltd.	34,346	1,002,823
	Suzuki Co. Ltd.	12,200	79,438
	Suzuki Motor Corp.	22,000	883,642
	SWCC Corp.	41,900	576,759
#*	SymBio Pharmaceuticals Ltd.	10,973	32,284
	Sysmex Corp.	11,200	758,409
	System Information Co. Ltd.	10,900	56,238
	System Research Co. Ltd.	1,100	19,874
	System Support, Inc.	2,400	33,187
	Systems Engineering Consultants Co. Ltd.	900	18,888
	Systena Corp.	124,000	237,517
	Syuppin Co. Ltd.	15,300	117,325
	T Hasegawa Co. Ltd.	21,900	523,072
	T RAD Co. Ltd.	4,100	53,099
	T&D Holdings, Inc.	42,200	686,122
	T&K Toka Co. Ltd.	18,600	155,984
	Tachibana Eletech Co. Ltd.	16,820	324,218
	Tachikawa Corp.	10,200	90,878
	Tachi-S Co. Ltd.	27,100	296,942
	Tadano Ltd.	90,700	711,767
	Taihei Dengyo Kaisha Ltd.	16,500	516,169
	Taiheiyo Cement Corp.	64,189	1,340,531
	Taiho Kogyo Co. Ltd.	10,500	61,829
	Taikisha Ltd.	14,300	425,783

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taiko Bank Ltd.	5,600	$46,044
	Taisei Corp.	12,900	488,864
	Taisei Lamick Co. Ltd.	5,000	106,830
	Taisho Pharmaceutical Holdings Co. Ltd.	20,500	790,425
	Taiyo Holdings Co. Ltd.	25,200	471,605
	Taiyo Yuden Co. Ltd.	51,300	1,529,730
	Takamatsu Construction Group Co. Ltd.	13,300	252,613
	Takamiya Co. Ltd.	15,500	57,716
	Takaoka Toko Co. Ltd.	8,664	129,483
	Takara & Co. Ltd.	8,500	139,101
	Takara Bio, Inc.	26,400	324,398
	Takara Holdings, Inc.	108,800	957,488
	Takara Standard Co. Ltd.	27,400	358,982
	Takasago International Corp.	11,900	239,237
	Takasago Thermal Engineering Co. Ltd.	29,300	529,030
	Takashima & Co. Ltd.	2,500	64,254
	Takashimaya Co. Ltd.	114,400	1,662,974
#	Takasho Co. Ltd.	17,200	80,090
	Take & Give Needs Co. Ltd.	7,900	66,732
	TAKEBISHI Corp.	5,800	73,253
	Takeda Pharmaceutical Co. Ltd.	59,552	1,820,793
	Takeuchi Manufacturing Co. Ltd.	20,700	648,695
	Taki Chemical Co. Ltd.	1,900	55,302
	Takuma Co. Ltd.	28,400	310,763
	Tama Home Co. Ltd.	10,100	249,122
	Tamron Co. Ltd.	14,400	456,558
	Tamura Corp.	77,200	334,951
	Tanabe Engineering Corp.	3,100	27,986
#*	Tanaka Chemical Corp.	1,200	11,565
#	Tanseisha Co. Ltd.	42,350	233,335
	Tatsuta Electric Wire & Cable Co. Ltd.	43,700	219,714
	Tayca Corp.	14,400	151,404
	Tazmo Co. Ltd.	7,000	123,072
#*	Tbk Co. Ltd.	7,500	22,913
	TBS Holdings, Inc.	18,300	342,432
	TDC Soft, Inc.	13,200	180,741
	TDK Corp.	50,500	1,934,567
	TechMatrix Corp.	20,800	228,199
*	Techno Horizon Co. Ltd.	10,400	40,478
	Techno Medica Co. Ltd.	4,900	73,230
	Techno Quartz, Inc.	400	11,886
	Techno Ryowa Ltd.	7,000	53,108
	Techno Smart Corp.	8,600	98,239
#	TechnoPro Holdings, Inc.	22,100	572,170
#	Tecnos Japan, Inc.	4,600	20,403
	Teijin Ltd.	136,500	1,459,967
	Teikoku Electric Manufacturing Co. Ltd.	6,300	117,249
	Teikoku Sen-I Co. Ltd.	17,100	204,176
	Teikoku Tsushin Kogyo Co. Ltd.	5,200	60,840
	Tekken Corp.	11,400	163,794
#	Temairazu, Inc.	1,200	33,304
	Tenma Corp.	15,500	287,659
	Terumo Corp.	12,300	402,814
	TESEC Corp.	2,200	51,023
	Tess Holdings Co. Ltd.	7,500	30,349
	T-Gaia Corp.	14,200	179,292
	THK Co. Ltd.	37,400	749,795
	TIS, Inc.	33,000	837,005
	TKC Corp.	11,500	299,021

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	TKP Corp.	4,100	$82,013
	Toa Corp.	20,800	148,245
	Toa Corp.	13,800	314,996
	TOA ROAD Corp.	8,800	297,275
	Toagosei Co. Ltd.	94,000	891,543
	Tobishima Corp.	16,673	161,126
	TOC Co. Ltd.	29,100	125,400
	Tocalo Co. Ltd.	53,100	539,668
	Tochigi Bank Ltd.	89,000	178,674
	Toda Corp.	163,800	912,311
*	Toda Kogyo Corp.	4,000	61,485
#	Toei Animation Co. Ltd.	1,200	108,846
	Toei Co. Ltd.	1,400	177,997
	Toell Co. Ltd.	1,700	9,037
	Toenec Corp.	6,900	182,315
	Toho Bank Ltd.	175,300	304,596
	Toho Co. Ltd.	4,400	171,525
	Toho Co. Ltd.	6,600	125,157
	Toho Gas Co. Ltd.	4,800	89,935
	Toho Holdings Co. Ltd.	46,500	906,642
#	Toho Titanium Co. Ltd.	29,600	422,778
	Toho Zinc Co. Ltd.	14,400	179,463
	Tohoku Bank Ltd.	7,400	56,018
*	Tohoku Electric Power Co., Inc.	36,300	241,439
	Tohokushinsha Film Corp.	11,900	87,434
	Tokai Carbon Co. Ltd.	130,400	1,160,111
	Tokai Corp.	17,235	232,373
	TOKAI Holdings Corp.	69,000	439,583
	Tokai Rika Co. Ltd.	47,500	751,561
	Tokai Tokyo Financial Holdings, Inc.	171,252	527,950
	Token Corp.	4,520	238,205
	Tokio Marine Holdings, Inc.	76,748	1,764,819
	Tokushu Tokai Paper Co. Ltd.	7,800	185,476
	Tokuyama Corp.	56,606	973,722
#	Tokyo Base Co. Ltd.	4,700	11,287
	Tokyo Century Corp.	36,000	1,410,029
*	Tokyo Electric Power Co. Holdings, Inc.	99,600	395,516
	Tokyo Electron Device Ltd.	5,300	381,567
	Tokyo Energy & Systems, Inc.	19,300	134,855
	Tokyo Individualized Educational Institute, Inc.	11,900	39,590
	Tokyo Keiki, Inc.	8,400	76,991
	Tokyo Kiraboshi Financial Group, Inc.	20,499	542,466
	Tokyo Ohka Kogyo Co. Ltd.	5,700	360,021
#	Tokyo Rakutenchi Co. Ltd.	2,300	66,551
	Tokyo Rope Manufacturing Co. Ltd.	13,300	120,672
	Tokyo Sangyo Co. Ltd.	14,200	87,270
	Tokyo Seimitsu Co. Ltd.	18,500	1,024,763
	Tokyo Steel Manufacturing Co. Ltd.	36,500	441,536
	Tokyo Tatemono Co. Ltd.	151,700	2,027,241
	Tokyo Tekko Co. Ltd.	6,600	160,977
	Tokyotokeiba Co. Ltd.	10,500	284,480
	Tokyu Construction Co. Ltd.	64,330	348,110
	Tokyu Corp.	7,092	89,981
	Tokyu Fudosan Holdings Corp.	469,382	2,790,449
	Toli Corp.	35,000	87,667
	Tomen Devices Corp.	2,800	98,706
	Tomoe Corp.	20,300	76,017
	Tomoe Engineering Co. Ltd.	6,200	127,425
	Tomoku Co. Ltd.	12,436	194,339

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TOMONY Holdings, Inc.	136,900	$388,336
	Tomy Co. Ltd.	61,000	825,250
	Tonami Holdings Co. Ltd.	5,100	184,363
	Topcon Corp.	63,800	776,412
	Toppan, Inc.	56,900	1,339,342
	Topre Corp.	31,400	361,876
	Topy Industries Ltd.	16,000	278,357
	Toray Industries, Inc.	396,500	2,220,167
#	Torex Semiconductor Ltd.	7,100	121,107
	Toridoll Holdings Corp.	25,200	622,446
	Torigoe Co. Ltd.	13,900	61,691
	Torii Pharmaceutical Co. Ltd.	12,200	309,836
	Torishima Pump Manufacturing Co. Ltd.	14,500	192,923
	Tosei Corp.	28,900	358,334
	Toshiba Corp.	17,800	574,695
	Toshiba TEC Corp.	11,900	345,650
	Tosho Co. Ltd.	9,000	90,891
	Tosoh Corp.	166,400	2,174,959
	Totech Corp.	3,400	126,866
	Totetsu Kogyo Co. Ltd.	20,470	391,946
	TOTO Ltd.	10,899	335,058
#	Tottori Bank Ltd.	6,400	55,233
	Toukei Computer Co. Ltd.	1,400	61,756
	Towa Bank Ltd.	31,800	131,394
	Towa Corp.	18,300	345,279
	Towa Pharmaceutical Co. Ltd.	24,200	306,178
	Toyo Construction Co. Ltd.	94,700	719,542
	Toyo Corp.	22,900	226,792
*	Toyo Engineering Corp.	28,599	130,874
	Toyo Gosei Co. Ltd.	2,700	161,861
	Toyo Ink SC Holdings Co. Ltd.	30,400	468,661
	Toyo Kanetsu KK	6,600	172,446
	Toyo Machinery & Metal Co. Ltd.	12,000	58,434
	Toyo Securities Co. Ltd.	47,300	113,898
	Toyo Seikan Group Holdings Ltd.	83,900	1,363,872
	Toyo Suisan Kaisha Ltd.	3,300	136,495
	Toyo Tanso Co. Ltd.	13,800	553,260
	Toyo Tire Corp.	95,700	1,295,803
	Toyobo Co. Ltd.	67,302	513,573
	Toyoda Gosei Co. Ltd.	45,700	975,434
	Toyota Boshoku Corp.	50,600	923,193
	Toyota Industries Corp.	14,600	1,055,100
	Toyota Motor Corp., Sponsored ADR	22,210	3,736,610
	Toyota Motor Corp.	430,090	7,231,425
	Toyota Tsusho Corp.	22,000	1,287,113
	TPR Co. Ltd.	21,200	269,493
	Traders Holdings Co. Ltd.	20,039	91,268
	Trancom Co. Ltd.	6,104	302,479
	Transaction Co. Ltd.	13,100	163,163
	Transcosmos, Inc.	12,000	294,179
	TRE Holdings Corp.	45,236	392,956
	Trend Micro, Inc.	13,100	618,919
	Tri Chemical Laboratories, Inc.	12,500	232,120
	Trinity Industrial Corp.	1,800	11,738
	Trusco Nakayama Corp.	29,800	459,131
	TS Tech Co. Ltd.	79,400	1,025,824
	TSI Holdings Co. Ltd.	40,672	206,385
#	Tsubaki Nakashima Co. Ltd.	34,801	201,448
	Tsubakimoto Chain Co.	23,828	635,301

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tsubakimoto Kogyo Co. Ltd.	2,900	$97,083
	Tsuburaya Fields Holdings, Inc.	11,500	246,755
	Tsugami Corp.	39,200	344,047
	Tsukishima Holdings Co. Ltd.	23,970	216,262
	Tsukuba Bank Ltd.	74,400	115,726
	Tsumura & Co.	49,400	919,320
	Tsuruha Holdings, Inc.	12,600	967,632
	Tsurumi Manufacturing Co. Ltd.	13,600	247,625
	Tsutsumi Jewelry Co. Ltd.	4,600	77,156
	Tsuzuki Denki Co. Ltd.	4,100	61,383
	TV Asahi Holdings Corp.	18,900	238,486
	Tv Tokyo Holdings Corp.	5,900	143,912
	UACJ Corp.	30,107	602,915
	UBE Corp.	101,321	1,849,327
	Ubicom Holdings, Inc.	3,200	32,189
	Uchida Yoko Co. Ltd.	8,200	318,497
#	Ueki Corp.	3,600	36,041
	ULS Group, Inc.	1,600	42,679
	Ultrafabrics Holdings Co. Ltd.	5,000	82,407
	Ulvac, Inc.	26,300	1,129,348
	Union Tool Co.	4,700	108,856
	Unipres Corp.	24,800	198,000
	United Arrows Ltd.	12,700	214,347
	United Super Markets Holdings, Inc.	47,500	373,853
	UNITED, Inc.	17,800	107,581
*	Unitika Ltd.	46,401	76,438
*	Universal Entertainment Corp.	21,800	394,351
	Urbanet Corp. Co. Ltd.	16,300	38,393
	Usen-Next Holdings Co. Ltd.	7,700	178,103
	User Local, Inc.	1,700	26,422
	Ushio, Inc.	69,500	962,864
	USS Co. Ltd.	27,900	483,788
*	UT Group Co. Ltd.	11,700	236,489
#*	UUUM Co. Ltd.	6,900	32,638
	V Technology Co. Ltd.	7,600	132,381
	Valor Holdings Co. Ltd.	32,200	483,602
	Valqua Ltd.	12,400	339,154
*	Valtes Co. Ltd.	500	13,177
	Value HR Co. Ltd.	6,000	55,202
	ValueCommerce Co. Ltd.	12,400	118,623
#	Valuence Holdings, Inc.	2,500	49,294
	V-Cube, Inc.	11,100	35,799
	Vector, Inc.	17,700	163,289
	Vertex Corp.	21,480	235,051
	VINX Corp.	4,200	38,258
*	Vision, Inc.	5,200	64,448
*	Visional, Inc.	7,600	418,146
	Vital KSK Holdings, Inc.	28,854	201,444
	VT Holdings Co. Ltd.	68,100	255,466
	Wacoal Holdings Corp.	37,700	820,316
	Wacom Co. Ltd.	62,300	265,419
	Wakachiku Construction Co. Ltd.	9,500	208,229
	Wakita & Co. Ltd.	32,400	292,726
	Warabeya Nichiyo Holdings Co. Ltd.	12,400	238,865
	Waseda Academy Co. Ltd.	5,000	49,378
	Watahan & Co. Ltd.	14,000	133,579
	WDB Holdings Co. Ltd.	7,700	113,909
	Weathernews, Inc.	2,800	125,391
	Welcia Holdings Co. Ltd.	18,900	355,769

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Wellneo Sugar Co. Ltd.	10,600	$155,229
	Wellnet Corp.	11,500	46,432
#	West Holdings Corp.	11,581	226,693
	Will Group, Inc.	9,400	74,546
*	WingArc1st, Inc.	12,667	243,878
	WIN-Partners Co. Ltd.	3,700	28,331
#	Wood One Co. Ltd.	6,600	57,048
#	Workman Co. Ltd.	2,800	102,204
	World Co. Ltd.	20,500	253,634
	World Holdings Co. Ltd.	7,300	137,093
#*	W-Scope Corp.	18,400	199,274
	Xebio Holdings Co. Ltd.	9,801	78,417
	Yachiyo Industry Co. Ltd.	13,800	134,251
	Yahagi Construction Co. Ltd.	24,500	230,997
	Yakult Honsha Co. Ltd.	6,500	360,658
	YAKUODO Holdings Co. Ltd.	8,917	158,688
	YAMABIKO Corp.	41,800	456,801
	YAMADA Consulting Group Co. Ltd.	2,300	26,008
	Yamada Holdings Co. Ltd.	320,388	967,936
	Yamae Group Holdings Co. Ltd.	7,200	168,052
	Yamagata Bank Ltd.	19,799	158,359
	Yamaguchi Financial Group, Inc.	150,201	1,168,021
	Yamaha Corp.	7,800	302,236
	Yamaha Motor Co. Ltd.	72,600	2,129,278
	Yamaichi Electronics Co. Ltd.	23,500	377,410
#	YA-MAN Ltd.	26,300	188,435
	Yamanashi Chuo Bank Ltd.	23,900	238,342
	Yamashin-Filter Corp.	43,800	94,425
	Yamatane Corp.	7,400	96,704
	Yamato Corp.	16,500	106,381
	Yamato Holdings Co. Ltd.	20,000	374,559
	Yamato Kogyo Co. Ltd.	32,000	1,530,216
#	Yamaya Corp.	4,200	80,381
	Yamazaki Baking Co. Ltd.	54,800	788,647
	Yamazen Corp.	46,000	391,396
	Yaoko Co. Ltd.	8,900	469,476
	Yashima Denki Co. Ltd.	11,200	106,935
	Yaskawa Electric Corp.	11,700	508,602
	Yasuda Logistics Corp.	13,600	96,547
	Yellow Hat Ltd.	31,600	415,194
	Yodogawa Steel Works Ltd.	21,500	515,609
	Yokogawa Bridge Holdings Corp.	26,400	474,946
	Yokogawa Electric Corp.	14,400	270,416
	Yokohama Rubber Co. Ltd.	104,099	2,334,259
	Yokorei Co. Ltd.	50,700	435,170
	Yokowo Co. Ltd.	14,500	187,441
	Yomeishu Seizo Co. Ltd.	6,700	88,363
	Yondenko Corp.	8,000	131,567
	Yondoshi Holdings, Inc.	12,000	163,664
	Yonex Co. Ltd.	19,700	192,550
	Yonkyu Co. Ltd.	700	11,412
	Yorozu Corp.	12,900	85,120
	Yoshinoya Holdings Co. Ltd.	16,900	334,303
	Yotai Refractories Co. Ltd.	12,200	133,862
	Yuasa Trading Co. Ltd.	17,800	570,154
	Yukiguni Maitake Co. Ltd.	10,500	68,292
	Yurtec Corp.	32,100	199,583
	Yushin Precision Equipment Co. Ltd.	16,200	83,798
	Yushiro Chemical Industry Co. Ltd.	5,700	48,304

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yutaka Giken Co. Ltd.	1,200	$16,941
	Z Holdings Corp.	197,700	551,189
	Zaoh Co. Ltd.	3,100	54,599
	Zenitaka Corp.	2,200	49,991
	Zenkoku Hosho Co. Ltd.	19,700	691,558
	Zenrin Co. Ltd.	23,800	149,426
	Zensho Holdings Co. Ltd.	14,850	791,301
	Zeon Corp.	92,400	996,558
	ZERIA Pharmaceutical Co. Ltd.	8,100	132,667
	ZIGExN Co. Ltd.	40,700	224,972
	ZOZO, Inc.	14,100	275,260
	Zuiko Corp.	10,200	91,174
TOTAL JAPAN			785,022,882
NETHERLANDS — (3.4%)
	Aalberts NV	81,901	3,695,742
Ω	ABN AMRO Bank NV, CVA	91,092	1,548,856
	Acomo NV	17,507	396,868
*Ω	Adyen NV	384	712,710
	Aegon NV	1,301,517	7,065,000
	Aegon NV, Class NY	26,405	142,322
*	AFC Ajax NV	70	851
	Akzo Nobel NV	57,183	4,891,931
#*Ω	Alfen NV	8,585	595,740
	Allfunds Group PLC	39,641	258,457
	AMG Critical Materials NV	20,899	854,455
	APERAM SA	42,895	1,353,725
	Arcadis NV	54,043	2,369,350
	ArcelorMittal SA	196,387	5,667,746
	ASM International NV	4,555	2,163,991
	ASML Holding NV	7,716	5,527,583
	ASR Nederland NV	149,446	6,774,299
*	Avantium NV	12,879	49,727
Ω	B&S Group Sarl	27,789	122,230
#*Ω	Basic-Fit NV	18,587	627,391
	BE Semiconductor Industries NV	44,264	5,285,060
	Brunel International NV	22,936	319,287
	Coca-Cola Europacific Partners PLC	21,542	1,358,625
	Corbion NV	41,114	966,188
	Flow Traders Ltd.	28,177	612,993
	ForFarmers NV	35,387	111,069
*	Fugro NV	97,544	1,739,331
	Heijmans NV, CVA	27,429	379,379
	Heineken NV	17,748	1,737,200
	IMCD NV	17,545	2,658,583
#	ING Groep NV, Sponsored ADR	33,099	482,252
	ING Groep NV	334,691	4,885,372
*	InPost SA	41,245	492,870
	JDE Peet's NV	34,473	1,040,379
	Kendrion NV	12,372	230,963
	Koninklijke Ahold Delhaize NV, Sponsored ADR	2,505	86,289
	Koninklijke Ahold Delhaize NV	335,294	11,557,121
	Koninklijke BAM Groep NV	256,297	596,365
	Koninklijke KPN NV	691,053	2,500,406
*	Koninklijke Philips NV	14,824	307,948
#*	Koninklijke Philips NV	95,364	1,974,988
	Koninklijke Vopak NV	61,770	2,328,841
*Ω	Lucas Bols NV	5,802	67,294
	Nedap NV	4,185	279,882

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	NN Group NV	118,869	$4,556,834
	OCI NV	70,092	1,997,606
	Ordina NV	115,800	725,749
*	Pharming Group NV	422,229	532,935
#	PostNL NV	213,693	433,940
	Prosus NV	31,858	2,520,202
	Randstad NV	69,092	4,047,788
	SBM Offshore NV	162,450	2,360,069
#*	SIF Holding NV	4,260	60,411
Ω	Signify NV	116,515	3,663,403
	Sligro Food Group NV	20,189	389,774
#*††	SRH NV	28,066	0
	TKH Group NV	36,555	1,907,308
*	TomTom NV	49,227	430,052
	Universal Music Group NV	26,829	688,161
	Van Lanschot Kempen NV	23,095	756,756
	Wolters Kluwer NV	33,972	4,266,068
TOTAL NETHERLANDS			116,154,715
NEW ZEALAND — (0.3%)
*	a2 Milk Co. Ltd.	57,074	195,818
*	Air New Zealand Ltd.	1,441,502	707,771
	Arvida Group Ltd.	362,751	281,934
*	Auckland International Airport Ltd.	85,754	447,660
	Channel Infrastructure NZ Ltd.	228,510	232,792
	Chorus Ltd.	303,287	1,620,308
	Chorus Ltd., ADR	462	12,171
#	Comvita Ltd.	15,006	29,696
	Contact Energy Ltd.	32,849	169,617
	EBOS Group Ltd.	8,802	210,933
#	Fletcher Building Ltd.	304,917	1,057,229
#	Fonterra Co-operative Group Ltd.	18,144	39,780
	Freightways Group Ltd.	89,817	477,777
	Genesis Energy Ltd.	67,649	113,936
#*	Gentrack Group Ltd.	19,890	55,388
#	Hallenstein Glasson Holdings Ltd.	26,425	105,060
	Heartland Group Holdings Ltd.	602,339	673,568
	Infratil Ltd.	26,416	163,390
#	Investore Property Ltd.	51,879	48,047
	KMD Brands Ltd.	439,840	248,704
	Mainfreight Ltd.	5,267	222,135
#	Manawa Energy Ltd.	26,450	78,915
	Mercury NZ Ltd.	15,712	64,342
	Meridian Energy Ltd.	40,121	140,820
	Napier Port Holdings Ltd.	31,850	47,497
	NZME Ltd.	54,625	33,566
#	NZX Ltd.	214,331	163,735
	Oceania Healthcare Ltd.	482,351	227,648
	PGG Wrightson Ltd.	5,415	14,105
	Port of Tauranga Ltd.	15,785	60,818
*	Rakon Ltd.	70,895	32,162
#	Restaurant Brands New Zealand Ltd.	26,307	106,097
	Ryman Healthcare Ltd.	86,313	365,582
	Sanford Ltd.	35,012	90,571
	Scales Corp. Ltd.	87,224	179,408
*	Serko Ltd.	16,505	41,049
	Skellerup Holdings Ltd.	82,005	227,298
	SKY Network Television Ltd.	142,840	221,733
	SKYCITY Entertainment Group Ltd.	538,554	756,114

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Spark New Zealand Ltd.	53,014	$170,681
	Steel & Tube Holdings Ltd.	101,052	80,959
	Summerset Group Holdings Ltd.	135,663	868,068
*	Synlait Milk Ltd.	64,734	65,344
*	Tourism Holdings Ltd.	81,884	180,138
	TOWER Ltd.	130,375	51,039
	Turners Automotive Group Ltd.	20,821	45,767
	Vector Ltd.	9,350	23,522
#*	Vista Group International Ltd.	67,769	77,503
#	Warehouse Group Ltd.	89,569	100,179
TOTAL NEW ZEALAND			11,628,374
NORWAY — (0.9%)
	2020 Bulkers Ltd.	13,441	138,482
	ABG Sundal Collier Holding ASA	188,942	104,793
*	Adevinta ASA	15,382	113,781
	AF Gruppen ASA	10,026	134,518
*	Agilyx ASA	7,408	21,960
*	Akastor ASA	111,833	120,478
	Aker ASA, Class A	1,929	122,660
	Aker BP ASA	20,554	575,770
*	Aker Carbon Capture ASA	27,212	41,275
	Aker Solutions ASA	98,454	437,648
	AMSC ASA	43,636	173,120
*	ArcticZymes Technologies ASA	11,820	43,702
	Arendals Fossekompani ASA	853	14,197
	Atea ASA	29,537	401,135
#*	Atlantic Sapphire ASA	27,177	16,526
	Austevoll Seafood ASA	50,072	375,957
Ω	Avance Gas Holding Ltd.	9,467	80,881
*	Axactor ASA	88,882	48,836
	B2Holding ASA	181,255	124,932
	Bakkafrost P/F	3,644	212,059
	Belships ASA	68,728	122,941
*	BLUENORD ASA	13,867	609,762
	Bonheur ASA	19,973	501,979
*	Borr Drilling Ltd.	69,960	614,249
	Borregaard ASA	24,753	403,977
	Bouvet ASA	38,590	237,401
*	BW Energy Ltd.	75,020	222,924
Ω	BW LPG Ltd.	97,983	1,048,631
	BW Offshore Ltd.	53,784	147,302
#*	Cadeler AS	24,341	101,026
#*	Carasent ASA	3,306	5,311
*	Cloudberry Clean Energy ASA	89,317	104,082
*Ω	Crayon Group Holding ASA	14,613	155,593
	DNB Bank ASA	90,436	1,863,658
#	DNO ASA	391,667	424,859
Ω	Elkem ASA	206,844	490,673
Ω	Elmera Group ASA	59,985	120,356
	Elopak ASA	33,230	72,605
	Equinor ASA	58,301	1,783,339
Ω	Europris ASA	99,014	600,676
	FLEX LNG Ltd.	20,270	642,848
	Froey ASA	9,282	69,148
	Frontline PLC	17,269	287,723
*	Gaming Innovation Group, Inc.	31,975	86,216
	Golar LNG Ltd.	3,400	82,008
	Golden Ocean Group Ltd.	96,482	756,008

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Gram Car Carriers ASA	930	$14,663
	Grieg Seafood ASA	29,186	210,307
	Hafnia Ltd.	82,199	446,766
*	Hexagon Composites ASA	48,310	144,135
#*	Hexagon Purus ASA	16,580	33,754
	Hoegh Autoliners ASA	21,354	123,422
#*	IDEX Biometrics ASA	68,923	4,660
*	Kahoot! ASA	74,448	256,094
Ω	Kid ASA	18,511	148,526
	Kitron ASA	68,056	251,526
Ω	Klaveness Combination Carriers ASA	5,786	40,823
*	Kongsberg Automotive ASA	541,218	135,083
	Kongsberg Gruppen ASA	3,017	130,911
	Leroy Seafood Group ASA	38,837	161,579
*	LINK Mobility Group Holding ASA	132,143	184,531
	Medistim ASA	2,484	63,655
*	Morrow Bank ASA	101,556	45,127
	Mowi ASA	9,964	175,173
	MPC Container Ships ASA	202,387	377,576
Ω	Multiconsult ASA	5,251	79,737
#*	NEL ASA	66,164	89,736
*	Nordic Semiconductor ASA	12,027	177,120
	Norsk Hydro ASA	87,938	575,943
*Ω	Norske Skog ASA	33,988	152,382
*	Norwegian Air Shuttle ASA	23,557	23,514
*	NRC Group ASA	5,207	5,595
#*	Nykode Therapeutics ASA	43,830	125,914
*	Odfjell Drilling Ltd.	102,839	292,408
	Odfjell SE, Class A	11,269	102,787
	Odfjell Technology Ltd.	18,940	96,454
*	OKEA ASA	37,674	142,141
Ω	Okeanis Eco Tankers Corp.	10,412	252,809
	Olav Thon Eiendomsselskap ASA	498	8,334
	Orkla ASA	27,609	217,858
	Panoro Energy ASA	60,863	185,435
	Pareto Bank ASA	28,337	150,280
*	Pexip Holding ASA	41,282	75,206
*	PGS ASA	748,679	526,471
*	PhotoCure ASA	9,424	46,143
	Protector Forsikring ASA	25,552	417,367
	Rana Gruber ASA, Class A	5,142	29,428
*	REC Silicon ASA	71,698	122,213
	Salmar ASA	3,208	148,219
Ω	Scatec ASA	44,639	373,093
	Schibsted ASA, Class A	7,998	171,343
	Schibsted ASA, Class B	10,242	200,839
	Selvaag Bolig ASA	31,739	100,784
*Ω	Shelf Drilling Ltd.	133,751	328,541
*	Siem Offshore, Inc.	28,461	58,594
*	Solstad Offshore ASA	49,454	117,339
	SpareBank 1 Helgeland	1,689	21,325
	Sparebank 1 Oestlandet	7,985	100,345
	SpareBank 1 Sorost-Norge	19,867	97,949
	SpareBank 1 SR-Bank ASA	47,249	609,820
	Sparebanken More	9,915	74,893
	Stolt-Nielsen Ltd.	26,310	650,529
	Storebrand ASA	119,758	1,046,806
	Subsea 7 SA	70,130	942,488
	Telenor ASA	16,697	178,740

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
#	TGS ASA	80,182	$1,070,213
	TOMRA Systems ASA	15,468	238,373
#*	Ultimovacs ASA	4,370	33,240
#	Var Energi ASA	30,881	94,501
	Veidekke ASA	49,555	558,727
*	Volue ASA	9,430	19,933
	Wallenius Wilhelmsen ASA	35,432	246,028
	Wilh Wilhelmsen Holding ASA, Class A	10,229	279,207
#	Yara International ASA	18,306	747,653
*	Zaptec ASA	9,134	26,635
TOTAL NORWAY			30,237,748
PORTUGAL — (0.3%)
#	Altri SGPS SA	69,122	325,023
*	Banco Comercial Portugues SA, Class R	7,451,368	2,035,005
	Corticeira Amorim SGPS SA	25,645	290,660
	CTT-Correios de Portugal SA	77,262	304,975
	EDP Renovaveis SA	19,841	378,981
	Galp Energia SGPS SA	327,211	4,348,507
#*	Greenvolt-Energias Renovaveis SA	21,704	151,636
	Ibersol SGPS SA	12,755	97,069
	Jeronimo Martins SGPS SA	23,185	631,230
	Mota-Engil SGPS SA	64,984	178,859
#	Navigator Co. SA	253,850	889,784
	NOS SGPS SA	211,237	802,085
	REN - Redes Energeticas Nacionais SGPS SA	92,454	252,458
	Semapa-Sociedade de Investimento e Gestao	5,923	85,929
	Sonae SGPS SA	907,317	986,490
TOTAL PORTUGAL			11,758,691
SINGAPORE — (1.0%)
	AEM Holdings Ltd.	135,900	385,511
*	Avarga Ltd.	188,200	28,216
	Aztech Global Ltd.	73,800	40,793
*	Banyan Tree Holdings Ltd.	210,000	66,320
	Boustead Singapore Ltd.	217,432	145,608
	BRC Asia Ltd.	17,400	21,858
	Bukit Sembawang Estates Ltd.	128,900	397,622
	Bund Center Investment Ltd.	22,000	7,785
	Capitaland India Trust	262,069	224,677
	Capitaland Investment Ltd.	98,801	252,879
	Centurion Corp. Ltd.	103,500	34,650
#	China Aviation Oil Singapore Corp. Ltd.	191,200	133,117
#	China Sunsine Chemical Holdings Ltd.	284,600	87,843
	City Developments Ltd.	332,900	1,852,351
	Civmec Ltd.	140,800	86,806
	ComfortDelGro Corp. Ltd.	385,100	365,245
*	COSCO Shipping International Singapore Co. Ltd.	951,900	109,594
	CSE Global Ltd.	287,240	103,647
	DBS Group Holdings Ltd.	43,298	1,116,960
	Del Monte Pacific Ltd.	430,559	54,989
	Delfi Ltd.	179,000	162,926
	DFI Retail Group Holdings Ltd.	50,300	135,404
	Dyna-Mac Holdings Ltd.	229,500	71,697
*††	Ezion Holdings Ltd.	70,344	0
#*††	Ezra Holdings Ltd.	730,927	0
	Far East Orchard Ltd.	137,020	107,094
	First Resources Ltd.	422,100	479,577

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Food Empire Holdings Ltd.	115,500	$93,881
	Frasers Property Ltd.	193,800	123,214
	Frencken Group Ltd.	316,400	205,875
	Fu Yu Corp. Ltd.	518,400	65,633
*	Gallant Venture Ltd.	254,500	24,962
	Genting Singapore Ltd.	222,300	157,238
	Geo Energy Resources Ltd.	462,600	76,634
	Golden Agri-Resources Ltd.	5,018,400	945,010
*	Golden Energy & Resources Ltd.	219,900	29,772
	Great Eastern Holdings Ltd.	13,900	193,882
	GuocoLand Ltd.	173,633	202,426
	Haw Par Corp. Ltd.	74,600	539,376
	Hiap Hoe Ltd.	39,000	20,535
	Ho Bee Land Ltd.	164,100	243,264
	Hong Fok Corp. Ltd.	406,380	302,663
	Hong Leong Asia Ltd.	153,400	74,423
	Hong Leong Finance Ltd.	107,000	205,186
	Hongkong Land Holdings Ltd.	181,000	645,033
	Hotel Grand Central Ltd.	68,447	45,808
	Hour Glass Ltd.	179,100	280,058
	HRnetgroup Ltd.	21,600	11,874
	Hutchison Port Holdings Trust	3,907,200	723,254
*††	Hyflux Ltd.	455,600	0
	iFAST Corp. Ltd.	32,300	137,492
	InnoTek Ltd.	60,000	19,368
	ISDN Holdings Ltd.	28,600	9,483
	Japfa Ltd.	448,740	77,685
	Jardine Cycle & Carriage Ltd.	21,844	563,790
	Keppel Corp. Ltd.	198,300	1,101,206
	Keppel Infrastructure Trust	579,808	222,166
	KSH Holdings Ltd.	19,525	4,920
	Low Keng Huat Singapore Ltd.	98,100	29,181
*	Mandarin Oriental International Ltd.	79,000	132,641
*	Marco Polo Marine Ltd.	2,024,500	80,504
	Metro Holdings Ltd.	281,800	126,045
	Micro-Mechanics Holdings Ltd.	5,500	7,817
#*††	Midas Holdings Ltd.	1,120,000	0
	Nanofilm Technologies International Ltd.	126,700	108,676
	Netlink NBN Trust	796,000	514,887
*	Oceanus Group Ltd.	2,050,000	17,058
	Olam Group Ltd.	174,435	172,103
	OUE Ltd.	245,700	197,820
	Oversea-Chinese Banking Corp. Ltd.	188,346	1,884,920
	Oxley Holdings Ltd.	641,546	59,779
	Pacific Century Regional Developments Ltd.	79,400	20,901
	Pan-United Corp. Ltd.	58,750	17,480
	Propnex Ltd.	72,000	55,237
	PSC Corp. Ltd.	179,100	44,516
	Q&M Dental Group Singapore Ltd.	134,040	31,211
	QAF Ltd.	135,353	81,444
	Raffles Medical Group Ltd.	321,998	339,294
	Riverstone Holdings Ltd.	263,100	123,834
	Samudera Shipping Line Ltd.	76,300	47,976
*	SATS Ltd.	91,392	192,461
*	Seatrium Ltd.	14,294,162	1,514,972
	Sembcorp Industries Ltd.	440,400	1,805,366
	Sheng Siong Group Ltd.	408,200	503,518
*	SIA Engineering Co. Ltd.	46,300	85,357
	Silverlake Axis Ltd.	173,000	37,746

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Sinarmas Land Ltd.	415,000	$60,863
	Sing Holdings Ltd.	86,800	22,842
	Sing Investments & Finance Ltd.	20,250	15,150
	Singapore Airlines Ltd.	298,950	1,693,559
	Singapore Exchange Ltd.	100,600	735,365
	Singapore Land Group Ltd.	91,984	145,537
	Singapore Post Ltd.	1,067,900	401,621
	Singapore Technologies Engineering Ltd.	102,600	288,050
	Singapore Telecommunications Ltd.	131,000	262,712
*	Sinostar PEC Holdings Ltd.	133,500	14,259
	Stamford Land Corp. Ltd.	456,511	139,054
	StarHub Ltd.	280,000	218,959
	Straits Trading Co. Ltd.	131,232	208,255
#*††	Swiber Holdings Ltd.	189,500	0
*††	Swiber Holdings Ltd.	189,500	0
	Thomson Medical Group Ltd.	1,296,800	58,551
	Tuan Sing Holdings Ltd.	452,937	109,139
	UMS Holdings Ltd.	343,227	284,048
	United Overseas Bank Ltd.	75,282	1,707,658
	UOB-Kay Hian Holdings Ltd.	261,393	269,362
	UOL Group Ltd.	185,587	981,973
	Valuetronics Holdings Ltd.	255,300	105,636
	Venture Corp. Ltd.	87,700	988,722
	Wee Hur Holdings Ltd.	112,000	15,797
	Wilmar International Ltd.	1,026,300	2,982,153
	Wing Tai Holdings Ltd.	458,668	493,197
	Yangzijiang Shipbuilding Holdings Ltd.	1,415,900	1,640,268
	Yeo Hiap Seng Ltd.	10,387	5,074
TOTAL SINGAPORE			35,899,828
SPAIN — (2.4%)
	Acciona SA	9,885	1,481,749
	Acerinox SA	148,952	1,568,078
	ACS Actividades de Construccion y Servicios SA	48,669	1,702,380
Ω	Aedas Homes SA	9,287	166,159
Ω	Aena SME SA	5,791	924,777
#*	Airtificial Intelligence Structures SA	253,298	32,523
	Alantra Partners SA	1,451	16,130
	Almirall SA	48,380	464,096
*	Amadeus IT Group SA	29,167	2,092,327
#*	Amper SA	490,630	57,059
	Applus Services SA	117,624	1,261,815
	Atresmedia Corp. de Medios de Comunicacion SA	72,852	301,988
	Banco Bilbao Vizcaya Argentaria SA	820,087	6,500,316
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	225,400	1,789,676
	Banco de Sabadell SA	4,141,513	5,103,888
	Banco Santander SA	1,549,267	6,278,066
	Banco Santander SA, Sponsored ADR	76,315	307,548
	Bankinter SA	382,403	2,474,164
	CaixaBank SA	610,477	2,469,502
Ω	Cellnex Telecom SA	12,803	522,863
	Cia de Distribucion Integral Logista Holdings SA	34,685	965,112
	CIE Automotive SA	37,064	1,161,607
	Construcciones y Auxiliar de Ferrocarriles SA	15,152	516,695
*	Deoleo SA	6,806	1,944
*	Distribuidora Internacional de Alimentacion SA	7,680,894	129,016
	Ebro Foods SA	42,511	783,661
*	eDreams ODIGEO SA	37,385	274,430
	Elecnor SA	21,392	328,091

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
#	Enagas SA	124,705	$2,213,080
#	Ence Energia y Celulosa SA	107,249	326,617
	Endesa SA	35,103	752,357
	Ercros SA	80,582	282,920
	Faes Farma SA	269,685	934,486
	Ferrovial SE	21,295	705,701
	Fluidra SA	28,405	628,182
#	Fomento de Construcciones y Contratas SA	32,794	435,172
Ω	Gestamp Automocion SA	151,060	733,396
Ω	Global Dominion Access SA	67,965	286,094
*	Grifols SA	83,769	1,230,592
	Grupo Catalana Occidente SA	23,468	784,562
	Grupo Empresarial San Jose SA	8,089	34,689
	Iberdrola SA	226,278	2,824,296
	Iberpapel Gestion SA	3,944	69,433
	Indra Sistemas SA	110,672	1,609,566
	Industria de Diseno Textil SA	48	1,837
	Laboratorio Reig Jofre SA	5,729	17,615
	Laboratorios Farmaceuticos Rovi SA	9,465	454,441
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	351,523	340,885
	Mapfre SA	727,253	1,511,565
*	Melia Hotels International SA	66,946	491,473
	Miquel y Costas & Miquel SA	14,881	187,337
	Naturgy Energy Group SA	10,254	312,652
Ω	Neinor Homes SA	25,058	248,084
#*	Obrascon Huarte Lain SA	301,945	163,056
	Pharma Mar SA	5,263	197,875
*	Promotora de Informaciones SA, Class A	55,966	24,007
Ω	Prosegur Cash SA	150,442	105,266
	Prosegur Compania de Seguridad SA	159,561	293,454
*	Realia Business SA	69,253	77,178
	Redeia Corp. SA	38,398	642,232
	Repsol SA, Sponsored ADR	2,816	42,944
	Repsol SA	825,552	12,604,050
	Sacyr SA	370,112	1,265,305
*	Solaria Energia y Medio Ambiente SA	36,340	568,403
*	Soltec Power Holdings SA	1,913	8,793
#*Ω	Talgo SA	23,403	96,726
	Talgo SA	668	2,754
*	Tecnicas Reunidas SA	14,017	135,070
	Telefonica SA, Sponsored ADR	30,820	130,060
	Telefonica SA	910,913	3,881,186
	Tubacex SA	81,389	260,927
Ω	Unicaja Banco SA	1,043,647	1,218,114
	Vidrala SA	10,721	1,091,522
	Viscofan SA	26,608	1,727,418
TOTAL SPAIN			81,629,032
SWEDEN — (2.5%)
	AAK AB	6,365	122,343
Ω	AcadeMedia AB	75,192	362,563
	AddLife AB, Class B	35,580	289,756
	Addnode Group AB	44,046	336,742
	AddTech AB, Class B	31,649	589,615
	AFRY AB	58,866	816,922
	Alfa Laval AB	6,113	228,831
Ω	Alimak Group AB	29,795	216,675
	Alleima AB	36,686	159,359
	Alligo AB, Class B	17,026	184,185

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
Ω	Ambea AB	63,455	$205,641
*	Annehem Fastigheter AB, Class B	23,093	41,007
#	AQ Group AB	5,415	230,443
	Arise AB	7,471	29,939
	Arjo AB, Class B	125,064	535,086
	Assa Abloy AB, Class B	37,101	892,015
	Atlas Copco AB, Class A	4,644	65,972
*Ω	Attendo AB	69,313	210,678
#	Avanza Bank Holding AB	24,123	546,274
	Axfood AB	15,489	394,870
	Beijer Alma AB	23,618	432,074
	Beijer Ref AB	20,444	278,008
	Bergman & Beving AB	20,380	302,025
	Betsson AB, Class B	111,000	1,343,092
*	Better Collective AS	16,813	386,099
*	BHG Group AB	22,758	42,245
	Bilia AB, Class A	81,311	854,522
	Billerud Aktiebolag	125,275	1,068,299
*Ω	BioArctic AB	1,672	47,909
	BioGaia AB, Class B	23,129	229,281
	Biotage AB	19,899	245,626
	Bjorn Borg AB	5,390	20,770
	Boliden AB	123,797	3,640,776
	Bonava AB, Class B	71,862	135,209
*Ω	Boozt AB	2,801	33,357
Ω	Bravida Holding AB	63,022	506,514
	Bufab AB	21,549	630,767
	Bulten AB	14,852	113,505
	Bure Equity AB	59,793	1,272,113
*	Byggfakta Group Nordic Holdco AB	22,817	71,700
*	Byggmax Group AB	53,942	176,895
*	Cantargia AB	68,672	33,651
	Catella AB	27,843	77,758
	Catena AB	5,215	200,336
*	Catena Media PLC	46,036	108,458
*	Cavotec SA	14,187	18,483
	Cellavision AB	6,413	133,783
	Cibus Nordic Real Estate AB	2,251	25,312
	Clas Ohlson AB, Class B	34,934	284,539
	Cloetta AB, Class B	186,328	333,559
*	Collector Bank AB	48,614	157,609
	Concentric AB	30,097	536,498
Ω	Coor Service Management Holding AB	84,159	387,089
#	Corem Property Group AB, Class B	61,043	41,174
	Dios Fastigheter AB	9,684	66,033
Ω	Dometic Group AB	193,103	1,438,854
	Duni AB	29,057	260,447
*Ω	Dustin Group AB	67,381	175,763
	Eastnine AB	14,309	150,924
	Elanders AB, Class B	9,022	86,473
	Electrolux AB, Class B	18,853	232,858
	Electrolux Professional AB, Class B	81,920	461,520
#	Elekta AB, Class B	43,502	352,419
*Ω	Eltel AB	39,179	29,159
#*	Enea AB	14,517	73,762
	Eolus Vind AB, Class B	781	5,567
	Ependion AB	17,085	240,234
	Epiroc AB, Class A	21,957	438,385
	Epiroc AB, Class B	13,477	228,962

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Essity AB, Class A	1,404	$34,796
	Essity AB, Class B	23,376	579,638
Ω	Evolution AB	4,555	561,689
	eWork Group AB	2,489	30,722
	Fagerhult Group AB	25,499	130,337
	Fasadgruppen Group AB	1,155	9,044
	FastPartner AB, Class A	7,206	32,396
	Fenix Outdoor International AG	1,916	114,427
#*	Fingerprint Cards AB, Class B	180,050	37,821
	Fortnox AB	34,066	209,091
	G5 Entertainment AB	5,363	105,245
	Getinge AB, Class B	18,403	342,903
	Granges AB	104,889	1,071,326
*Ω	Green Landscaping Group AB	1,084	7,686
	H & M Hennes & Mauritz AB, Class B	28,433	478,236
	Hanza AB	14,692	118,549
	Heba Fastighets AB, Class B	9,928	26,207
	Hemnet Group AB	14,298	253,282
	Hexagon AB, Class B	53,127	515,109
	Hexatronic Group AB	30,112	228,177
	Hexpol AB	33,488	363,295
	HMS Networks AB	10,553	426,140
*Ω	Hoist Finance AB	45,540	138,779
	Holmen AB, Class B	18,012	693,835
	Hufvudstaden AB, Class A	6,147	75,252
	Husqvarna AB, Class A	5,896	58,222
	Husqvarna AB, Class B	57,812	567,052
	Indutrade AB	20,611	432,549
	Instalco AB	71,074	279,645
#*	International Petroleum Corp.	95,809	902,768
#	Intrum AB	39,889	310,783
	INVISIO AB	5,739	119,437
	Inwido AB	92,865	1,024,760
	ITAB Shop Concept AB	3,909	3,698
#	JM AB	43,406	681,991
	Kabe Group AB, Class B	966	21,311
*	Karnov Group AB	39,702	187,624
#*	K-fast Holding AB	11,965	22,861
	Kindred Group PLC, SDR	97,822	1,176,652
	KNOW IT AB	20,767	293,374
	Lagercrantz Group AB, Class B	41,473	499,523
	Lifco AB, Class B	12,877	259,624
	Lime Technologies AB	3,340	87,743
	Lindab International AB	55,926	867,059
	Loomis AB	45,752	1,334,703
*	Medcap AB	6,680	200,258
	Medicover AB, Class B	13,108	200,553
	MEKO AB	35,983	375,587
	Micro Systemation AB, Class B	8,848	43,642
*	Millicom International Cellular SA, SDR	151,613	2,354,124
	MIPS AB	11,142	504,453
*	Modern Times Group MTG AB, Class B	85,462	555,860
	Momentum Group AB	21,198	215,372
Ω	Munters Group AB	56,724	719,963
	Mycronic AB	34,126	734,383
	NCAB Group AB	47,802	286,064
	NCC AB, Class B	62,681	675,004
	Nederman Holding AB	3,769	73,811
*	Net Insight AB, Class B	266,491	114,335

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	New Wave Group AB, Class B	57,094	$517,780
	Nibe Industrier AB, Class B	14,970	134,846
*	Nobia AB	107,020	115,696
	Nolato AB, Class B	133,256	550,782
	Nordic Paper Holding AB	14,723	43,278
	Nordic Waterproofing Holding AB	14,468	200,452
	Nordnet AB publ	24,737	367,030
*	Note AB	13,112	222,075
	NP3 Fastigheter AB	4,103	68,882
	Nyfosa AB	37,694	239,125
	OEM International AB, Class B	35,332	286,310
*	Orron Energy AB	7,830	9,052
*	Ovzon AB	20,670	46,964
*	OX2 AB, Class A	14,491	90,657
	Pandox AB	50,244	592,454
	Peab AB, Class B	147,021	650,369
	Platzer Fastigheter Holding AB, Class B	14,475	110,016
	Prevas AB, Class B	5,252	58,107
#	Pricer AB, Class B	86,909	65,215
	Proact IT Group AB	21,402	157,793
	Ratos AB, Class B	171,748	570,958
*	RaySearch Laboratories AB	17,392	117,962
	Rejlers AB	6,405	79,397
Ω	Resurs Holding AB	176,601	428,042
	Rottneros AB	66,194	68,527
	Rvrc Holding AB	19,394	62,609
	Saab AB, Class B	5,249	276,670
	Sagax AB, Class B	6,790	150,776
#	Samhallsbyggnadsbolaget i Norden AB	116,878	50,537
#	Samhallsbyggnadsbolaget i Norden AB, Class D	13,648	5,637
	Sandvik AB	53,653	1,089,828
	Scandi Standard AB	45,581	221,251
*Ω	Scandic Hotels Group AB	128,830	508,038
*	Sdiptech AB, Class B	10,207	281,474
	Sectra AB, Class B	25,966	415,782
	Securitas AB, Class B	132,599	1,128,653
	Sensys Gatso Group AB	13,439	94,962
#*Ω	Sinch AB	107,411	278,392
*	Sivers Semiconductors AB	113,376	72,671
	Skandinaviska Enskilda Banken AB, Class A	163,787	1,985,464
	Skandinaviska Enskilda Banken AB, Class C	920	11,714
	Skanska AB, Class B	80,611	1,285,696
#	SKF AB, Class A	6,538	125,263
	SKF AB, Class B	75,257	1,433,828
	SkiStar AB	22,178	240,808
	Solid Forsakring AB	13,245	80,627
	SSAB AB, Class A	127,083	807,848
	SSAB AB, Class B	335,848	2,053,720
*	Stendorren Fastigheter AB	1,902	32,346
*	Stillfront Group AB	361,798	669,552
	Storskogen Group AB, Class B	392,047	403,545
	Svedbergs i Dalstorp AB, Class B	3,608	12,039
	Svenska Cellulosa AB SCA, Class A	4,829	64,079
	Svenska Cellulosa AB SCA, Class B	93,503	1,242,418
	Svenska Handelsbanken AB, Class A	134,462	1,180,571
#	Svenska Handelsbanken AB, Class B	4,398	47,985
	Sweco AB, Class B	28,288	291,314
#	Swedbank AB, Class A	78,181	1,433,972
#*	Swedish Orphan Biovitrum AB	18,512	362,337

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Synsam AB	10,286	$42,023
	Systemair AB	38,880	276,022
	Tele2 AB, Class B	97,060	730,334
	Telefonaktiebolaget LM Ericsson, Class A	5,792	31,402
	Telefonaktiebolaget LM Ericsson, Class B	342,894	1,724,919
#	Telia Co. AB	1,342,587	2,885,195
	Tethys Oil AB	28,546	143,897
*	TF Bank AB	3,701	53,105
Ω	Thule Group AB	17,371	542,434
*	Tobii AB	31,282	57,524
	Trelleborg AB, Class B	26,253	698,924
	Troax Group AB	16,507	297,309
	VBG Group AB, Class B	5,255	98,127
#*	Viaplay Group AB	22,369	97,115
	Vitec Software Group AB, Class B	8,079	460,201
	Vitrolife AB	11,792	174,976
	Volati AB	12,826	120,757
	Volvo AB, Class A	17,854	404,856
	Volvo AB, Class B	151,957	3,351,961
#*	Volvo Car AB, Class B	78,672	388,876
	Wallenstam AB, Class B	10,628	41,433
	Wihlborgs Fastigheter AB	14,934	116,781
	XANO Industri AB, Class B	10,118	107,858
TOTAL SWEDEN			84,678,285
SWITZERLAND — (8.0%)
	ABB Ltd.	109,354	4,388,104
	Accelleron Industries AG	18,707	492,853
	Adecco Group AG	144,358	5,883,213
	Alcon, Inc.	97,268	8,265,701
	Allreal Holding AG	16,566	3,043,477
	ALSO Holding AG	7,288	1,667,733
*	ams-OSRAM AG	230,000	2,035,853
	APG SGA SA	1,168	242,259
	Arbonia AG	42,331	491,080
*	Aryzta AG	906,262	1,548,884
	Ascom Holding AG	22,571	308,138
*	Autoneum Holding AG	2,352	405,311
	Baloise Holding AG	34,694	5,370,244
	Banque Cantonale de Geneve	1,622	405,212
	Banque Cantonale Vaudoise	26,772	3,004,926
	Barry Callebaut AG	1,085	2,034,375
	Belimo Holding AG	3,829	2,063,638
	Bell Food Group AG	2,112	624,225
	Bellevue Group AG	10,612	323,118
	Berner Kantonalbank AG	5,066	1,365,557
	BKW AG	1,602	286,669
	Bossard Holding AG, Class A	6,265	1,464,181
	Bucher Industries AG	7,246	3,228,911
	Burckhardt Compression Holding AG	2,922	1,722,052
	Burkhalter Holding AG	2,362	252,325
	Bystronic AG	1,238	867,394
	Calida Holding AG	5,059	208,885
	Carlo Gavazzi Holding AG	465	195,390
	Cembra Money Bank AG	27,958	2,122,077
	Chocoladefabriken Lindt & Spruengli AG	7	850,748
#*	Cicor Technologies Ltd.	1,805	91,903
	Cie Financiere Richemont SA, Class A	35,986	5,794,926
	Cie Financiere Tradition SA	1,356	184,980

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Clariant AG	203,070	$3,327,541
	Coltene Holding AG	3,911	315,983
	Comet Holding AG	6,200	1,631,061
	COSMO Pharmaceuticals NV	3,766	193,413
	Daetwyler Holding AG	4,250	840,685
	DKSH Holding AG	39,733	3,206,174
#*	DocMorris AG	456	27,907
#	dormakaba Holding AG	1,607	783,545
*	DSM-Firmenich AG	20,016	2,206,345
*	Dufry AG	73,076	3,775,724
	EFG International AG	129,258	1,612,534
	Emmi AG	1,461	1,429,811
	EMS-Chemie Holding AG	547	456,553
	Energiedienst Holding AG	3,969	190,709
	Feintool International Holding AG	5,901	160,499
	Flughafen Zurich AG	21,469	4,544,927
	Forbo Holding AG	835	1,201,209
	Fundamenta Real Estate AG	1,434	27,450
Ω	Galenica AG	39,186	3,153,692
#*	GAM Holding AG	141,610	84,290
	Geberit AG	3,448	1,956,747
	Georg Fischer AG	70,689	4,827,792
	Givaudan SA	857	2,892,778
#*	Gurit Holding AG, Class BR	3,920	419,423
	Helvetia Holding AG	29,697	4,394,651
	Hiag Immobilien Holding AG	1,074	93,656
	Holcim Ltd.	114,677	7,986,861
	Huber & Suhner AG	17,292	1,493,570
	Implenia AG	13,050	635,637
*	Ina Invest Holding AG	1,743	34,466
	Inficon Holding AG	1,096	1,405,108
	Interroll Holding AG	430	1,375,446
	Intershop Holding AG	491	338,930
	Investis Holding SA	1,379	147,543
	Julius Baer Group Ltd.	127,245	9,012,449
	Jungfraubahn Holding AG	3,728	660,192
	Kardex Holding AG	5,196	1,300,130
	Komax Holding AG	3,885	955,075
*	Kudelski SA	29,355	58,606
	Kuehne & Nagel International AG	6,334	1,981,883
	Landis & Gyr Group AG	23,146	2,009,752
	LEM Holding SA	284	683,017
	Liechtensteinische Landesbank AG	15,182	1,053,091
#	Logitech International SA	53,779	3,760,450
	Lonza Group AG	2,702	1,569,959
	Luzerner Kantonalbank AG	18,873	1,622,299
Ω	Medacta Group SA	3,246	471,465
Ω	Medmix AG	16,925	472,392
	Meier Tobler Group AG	5,366	294,037
	Metall Zug AG, Class B	179	324,751
	Mikron Holding AG	4,766	71,039
	Mobilezone Holding AG	27,329	455,463
	Mobimo Holding AG	9,533	2,819,071
#*	Molecular Partners AG	4,682	29,208
	Nestle SA	126,847	15,541,184
	Novartis AG, Sponsored ADR	111,168	11,661,523
	Novartis AG	23,271	2,436,407
	Novavest Real Estate AG	352	14,329
	OC Oerlikon Corp. AG	171,023	929,947

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#*	Orascom Development Holding AG	10,410	$70,634
	Orell Fuessli AG	184	15,359
	Orior AG	6,068	522,689
	Partners Group Holding AG	2,214	2,485,511
	Phoenix Mecano AG	583	235,931
	Plazza AG, Class A	723	261,847
	PSP Swiss Property AG	7,620	897,941
	Rieter Holding AG	2,152	239,366
	Roche Holding AG	1,832	568,014
	Romande Energie Holding SA	2,225	131,492
	Schaffner Holding AG	381	125,529
	Schindler Holding AG	2,290	530,963
	Schweiter Technologies AG	916	704,703
*Ω	Sensirion Holding AG	7,454	653,237
	SFS Group AG	18,326	2,178,553
	SGS SA	12,625	1,225,824
	Siegfried Holding AG	3,728	3,293,795
	SIG Group AG	198,582	5,308,825
	Sika AG	5,452	1,696,867
	SKAN Group AG	973	89,182
	Softwareone Holding AG	14,769	316,094
	Sonova Holding AG	5,335	1,487,105
	St Galler Kantonalbank AG	2,827	1,616,861
#	Stadler Rail AG	14,188	569,757
	Straumann Holding AG	6,174	1,021,630
	Sulzer AG	20,091	1,972,366
	Swatch Group AG	9,274	2,968,055
	Swatch Group AG	16,407	985,285
	Swiss Life Holding AG	9,631	6,123,911
	Swiss Prime Site AG	56,955	5,513,778
	Swiss Re AG	66,165	6,903,609
*	Swiss Steel Holding AG	513,876	82,457
	Swisscom AG	16,235	10,440,007
	Swissquote Group Holding SA	10,916	2,472,391
	Temenos AG	22,726	1,954,499
	Thurgauer Kantonalbank	690	95,770
	TX Group AG	2,512	285,839
	u-blox Holding AG	6,346	710,693
#*	UBS Group AG	350,131	7,766,086
	Valiant Holding AG	14,511	1,596,688
	Varia U.S. Properties AG	756	32,832
Ω	VAT Group AG	5,791	2,461,447
	Vaudoise Assurances Holding SA	1,091	571,583
	Vetropack Holding AG	10,541	531,201
#*	Von Roll Holding AG	8,846	7,996
	Vontobel Holding AG	39,476	2,659,403
	VP Bank AG, Class A	3,031	314,306
	VZ Holding AG	9,592	893,016
*	V-ZUG Holding AG	1,900	154,977
	Walliser Kantonalbank	1,595	205,165
	Warteck Invest AG	44	100,686
	Ypsomed Holding AG	2,211	649,129
	Zehnder Group AG	10,509	769,692
	Zug Estates Holding AG, Class B	246	461,111
	Zuger Kantonalbank AG	92	816,170
	Zurich Insurance Group AG	14,535	7,027,651
TOTAL SWITZERLAND			272,370,229

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (11.8%)
	3i Group PLC	228,043	$5,785,715
	4imprint Group PLC	13,580	773,727
*	888 Holdings PLC	116,204	161,183
*	Abcam PLC, Sponsored ADR	8,913	208,921
	abrdn PLC	962,314	2,863,817
*	accesso Technology Group PLC	16,596	160,087
	Admiral Group PLC	26,267	717,168
	Advanced Medical Solutions Group PLC	42,667	136,181
	AG Barr PLC	70,741	427,905
Ω	Airtel Africa PLC	503,699	753,171
	AJ Bell PLC	104,260	440,116
Ω	Alfa Financial Software Holdings PLC	37,111	74,359
#	Alliance Pharma PLC	303,543	198,699
	Anglo American PLC	81,799	2,515,464
	Anglo-Eastern Plantations PLC	16,732	144,712
	Antofagasta PLC	36,124	777,018
	Argentex Group PLC	35,836	53,986
*	Ascential PLC	217,966	585,812
	Ashmore Group PLC	259,305	687,639
	Ashtead Group PLC	42,023	3,109,021
#*	ASOS PLC	13,541	73,140
	Associated British Foods PLC	34,468	907,094
	AstraZeneca PLC, Sponsored ADR	56,525	4,052,842
	Atalaya Mining PLC	5,089	21,534
*	Auction Technology Group PLC	9,768	89,000
Ω	Auto Trader Group PLC	142,369	1,180,747
	Aviva PLC	585,480	2,916,956
	Avon Protection PLC	10,708	112,762
	B&M European Value Retail SA	278,741	1,979,872
*	Babcock International Group PLC	434,176	2,090,189
	BAE Systems PLC	104,517	1,249,923
Ω	Bakkavor Group PLC	95,040	122,595
	Balfour Beatty PLC	330,754	1,485,351
	Bank of Georgia Group PLC	39,753	1,662,109
	Barclays PLC, Sponsored ADR	729,277	5,826,923
	Barclays PLC	658,184	1,306,042
	Barratt Developments PLC	578,050	3,383,678
	Beazley PLC	266,143	1,875,151
	Begbies Traynor Group PLC	82,918	140,923
	Bellway PLC	106,203	3,020,044
	Berkeley Group Holdings PLC	32,278	1,799,748
	Bloomsbury Publishing PLC	70,695	392,328
	Bodycote PLC	148,548	1,318,896
*	boohoo Group PLC	427,152	212,978
	BP PLC	1,487,940	9,231,846
	BRAEMAR PLC	15,684	46,898
	Breedon Group PLC	62,866	293,734
#	British American Tobacco PLC, Sponsored ADR	26,809	902,927
	British American Tobacco PLC	138,937	4,672,187
	Britvic PLC	178,900	1,985,765
	Brooks Macdonald Group PLC	3,957	107,337
	BT Group PLC	4,197,535	6,577,475
	Bunzl PLC	21,838	809,489
	Burberry Group PLC	42,007	1,199,100
	Burford Capital Ltd.	94,134	1,272,226
	Bytes Technology Group PLC	106,235	704,696
	C&C Group PLC	290,200	514,009
*	Capita PLC	685,708	243,151
	Capital Ltd.	53,870	54,896

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Capricorn Energy PLC	227,904	$518,463
*	Card Factory PLC	237,474	274,716
*	Carnival PLC	7,866	133,416
	Carr's Group PLC	10,633	19,811
	Castings PLC	9,986	51,354
*	Cazoo Group Ltd.	1,820	3,331
	Centamin PLC	1,053,257	1,300,513
	Centaur Media PLC	24,139	13,939
	Central Asia Metals PLC	145,077	341,659
	CentralNic Group PLC	8,013	13,164
	Centrica PLC	3,085,043	5,467,160
	Chemring Group PLC	184,214	671,949
	Chesnara PLC	112,499	390,171
	City of London Investment Group PLC	13,255	66,913
	Clarkson PLC	22,442	803,123
	Close Brothers Group PLC	144,396	1,708,663
Ω	CMC Markets PLC	94,133	169,560
	Coats Group PLC	1,149,411	1,033,533
	Coca-Cola HBC AG	21,940	645,539
	Compass Group PLC	23,695	616,488
	Computacenter PLC	38,815	1,095,036
Ω	ConvaTec Group PLC	276,288	740,214
*	Costain Group PLC	193,343	124,001
	Cranswick PLC	30,649	1,314,909
	Crest Nicholson Holdings PLC	406,451	1,113,947
	Croda International PLC	10,768	815,242
	Currys PLC	1,206,903	828,061
	Curtis Banks Group PLC	3,108	12,513
	CVS Group PLC	25,006	660,713
	DCC PLC	33,370	1,932,080
*	De La Rue PLC	48,430	29,832
	Dechra Pharmaceuticals PLC	1,073	51,153
*Ω	Deliveroo PLC	244,558	412,386
	DFS Furniture PLC	178,514	276,166
#	Diageo PLC, Sponsored ADR	2,322	408,533
*	Dialight PLC	11,223	30,415
#*	Dignity PLC	16,001	112,942
	Diploma PLC	22,961	955,000
	Direct Line Insurance Group PLC	819,998	1,583,459
	DiscoverIE Group PLC	57,635	591,415
	Diversified Energy Co. PLC	322,312	392,658
	Domino's Pizza Group PLC	123,555	550,956
	dotdigital group PLC	73,697	87,408
*	Dowlais Group PLC	684,544	1,083,100
	Dr Martens PLC	19,241	37,639
	Drax Group PLC	311,594	2,419,141
	DS Smith PLC	917,419	3,647,518
	Dunelm Group PLC	58,420	863,213
Ω	DWF Group PLC	108,537	135,400
*	easyJet PLC	83,048	482,356
	Ecora Resources PLC	176,159	257,977
	EKF Diagnostics Holdings PLC	91,324	31,395
*	Elementis PLC	497,572	705,717
	EMIS Group PLC	37,849	705,376
	Energean PLC	30,941	460,397
*	EnQuest PLC	1,453,845	333,038
	Entain PLC	53,462	952,235
	Epwin Group PLC	20,620	18,127
*	Ergomed PLC	4,603	63,937

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Essentra PLC	228,952	$477,594
*††	Evraz PLC	67,028	0
	Experian PLC	52,061	2,011,927
*	FD Technologies PLC	8,922	205,031
	FDM Group Holdings PLC	46,095	323,639
	Ferrexpo PLC	133,748	157,719
	Firstgroup PLC	685,908	1,284,623
Ω	Forterra PLC	160,234	353,408
	Foxtons Group PLC	253,365	129,407
*	Frasers Group PLC	104,381	1,087,936
	Fresnillo PLC	26,989	213,894
*	Frontier Developments PLC	8,762	66,070
	Fuller Smith & Turner PLC, Class A	35,192	269,402
*Ω	Funding Circle Holdings PLC	36,033	22,381
	Galliford Try Holdings PLC	141,591	359,907
	Games Workshop Group PLC	14,184	2,120,596
	Gamma Communications PLC	43,097	614,842
	GB Group PLC	16,870	54,191
*	Gem Diamonds Ltd.	56,159	13,188
	Genel Energy PLC	139,970	186,982
	Genuit Group PLC	171,579	689,920
*	Georgia Capital PLC	35,042	418,147
	Glencore PLC	873,439	5,311,763
	Gooch & Housego PLC	10,746	79,167
	Goodwin PLC	152	9,174
	Grafton Group PLC	162,554	1,828,288
	Grainger PLC	495,799	1,602,150
*	Greencore Group PLC	341,616	384,461
	Greggs PLC	68,837	2,441,217
*	Griffin Mining Ltd.	37,665	38,024
	GSK PLC	104,585	1,861,741
	GSK PLC, Sponsored ADR	24,869	884,605
	Gulf Keystone Petroleum Ltd.	211,119	336,747
*Ω	Gym Group PLC	85,195	114,579
	H&T Group PLC	19,362	107,256
	Haleon PLC	16,968	73,241
#	Haleon PLC, ADR	77,488	682,669
	Halfords Group PLC	227,081	644,350
	Halma PLC	17,896	513,935
	Harbour Energy PLC	95,414	326,645
	Hargreaves Lansdown PLC	122,412	1,339,334
	Hargreaves Services PLC	6,535	37,154
	Harworth Group PLC	99,677	144,796
	Hays PLC	577,619	794,738
	Headlam Group PLC	57,641	164,745
	Helical PLC	131,806	454,711
*	Helios Towers PLC	251,623	291,386
	Henry Boot PLC	89,997	250,759
	Hikma Pharmaceuticals PLC	72,409	1,944,533
	Hill & Smith PLC	66,958	1,356,667
	Hilton Food Group PLC	40,288	334,561
	Hiscox Ltd.	137,361	1,901,280
	Hochschild Mining PLC	334,200	331,152
	Hollywood Bowl Group PLC	144,520	416,242
*Ω	Hostelworld Group PLC	38,772	64,790
	Howden Joinery Group PLC	237,428	2,248,195
	HSBC Holdings PLC	160,618	1,334,159
#	HSBC Holdings PLC, Sponsored ADR	320,826	13,404,110
	Hunting PLC	119,619	405,889

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
Ω	Ibstock PLC	301,143	$581,373
	IDOX PLC	95,089	76,606
	IG Group Holdings PLC	187,318	1,702,081
	IMI PLC	91,312	1,909,100
	Impax Asset Management Group PLC	37,663	265,561
	Imperial Brands PLC	127,262	3,006,620
	Inchcape PLC	342,938	3,606,682
*	Indivior PLC	95,842	2,158,536
	Informa PLC	79,221	770,810
	IntegraFin Holdings PLC	118,231	371,586
#	InterContinental Hotels Group PLC, ADR	4,801	361,975
	InterContinental Hotels Group PLC	7,891	583,163
	Intermediate Capital Group PLC	69,758	1,258,992
*	International Distributions Services PLC	648,690	2,215,777
	International Personal Finance PLC	206,178	307,713
	Intertek Group PLC	21,290	1,192,633
	Investec PLC	358,594	2,252,028
	iomart Group PLC	63,484	152,839
	IP Group PLC	898,090	688,834
#*	IQE PLC	537,971	136,541
	ITV PLC	2,377,859	2,208,277
*	IWG PLC	415,310	815,227
*	J D Wetherspoon PLC	34,912	303,094
	J Sainsbury PLC	1,121,075	3,991,569
*	James Fisher & Sons PLC	35,850	187,070
#	James Halstead PLC	83,064	221,734
	JD Sports Fashion PLC	540,948	1,095,762
	JET2 PLC	32,832	473,249
*	John Wood Group PLC	652,350	1,239,988
	Johnson Matthey PLC	70,663	1,634,247
	Johnson Service Group PLC	276,930	399,253
	Jupiter Fund Management PLC	419,006	615,092
*Ω	Just Eat Takeaway.com NV	24,795	443,970
	Just Group PLC	990,354	1,046,386
	Kainos Group PLC	43,100	725,243
	Keller Group PLC	78,359	860,666
*	Kier Group PLC	347,931	391,798
*	Kin & Carta PLC	109,862	95,390
	Kingfisher PLC	1,390,157	4,383,678
	Lancashire Holdings Ltd.	137,279	1,050,723
	Legal & General Group PLC	494,866	1,483,046
*	Liberty Global PLC, Class A	10,594	196,731
*	Liberty Global PLC, Class C	31,782	628,012
	Liontrust Asset Management PLC	41,260	342,245
	Lloyds Banking Group PLC	6,632,075	3,831,663
	Lloyds Banking Group PLC, ADR	328,830	753,021
	Lok'nStore Group PLC	1,026	10,416
	London Stock Exchange Group PLC	11,595	1,259,176
	Lookers PLC	242,345	388,972
	LSL Property Services PLC	31,713	109,917
Ω	Luceco PLC	28,120	46,026
	M&G PLC	1,131,708	2,915,166
	Macfarlane Group PLC	112,976	159,666
	Man Group PLC	1,062,578	3,257,429
*	Marks & Spencer Group PLC	1,284,526	3,402,588
	Marshalls PLC	120,489	415,055
*	Marston's PLC	573,588	231,159
	Me Group International PLC	267,503	535,939
	Mears Group PLC	97,534	342,022

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Melrose Industries PLC	684,544	$4,658,706
	Metro Bank Holdings PLC	101,058	153,433
	Midwich Group PLC	1,697	9,368
*	Mitchells & Butlers PLC	361,271	1,065,271
	Mitie Group PLC	770,148	1,004,657
	MJ Gleeson PLC	31,451	168,862
	Mobico Group PLC	526,613	631,379
	Mondi PLC	82,879	1,453,747
	Moneysupermarket.com Group PLC	290,429	1,023,571
	Morgan Advanced Materials PLC	234,614	823,120
	Morgan Sindall Group PLC	37,370	916,593
	Mortgage Advice Bureau Holdings Ltd.	2,972	23,777
*	Motorpoint group PLC	25,365	34,625
	MP Evans Group PLC	6,550	60,506
*	N Brown Group PLC	108,392	32,090
*	Naked Wines PLC	14,891	14,216
	NatWest Group PLC	1,179,854	3,703,607
	NCC Group PLC	169,006	209,223
*Ω	Network International Holdings PLC	5,996	29,750
	Next 15 Group PLC	44,684	364,470
	Next PLC	12,595	1,139,102
	Ninety One PLC	181,338	401,398
	Norcros PLC	52,269	108,738
	Numis Corp. PLC	57,466	245,459
*	Ocado Group PLC	43,379	522,221
*Ω	On the Beach Group PLC	53,894	61,645
	OSB Group PLC	303,844	1,436,030
	Oxford Instruments PLC	24,746	762,394
	Pagegroup PLC	203,479	1,165,159
	Pan African Resources PLC	1,515,860	280,516
	Paragon Banking Group PLC	264,262	1,793,775
	PayPoint PLC	54,509	358,064
	Pearson PLC	8,619	95,340
	Pearson PLC, Sponsored ADR	83,518	921,204
*	Pendragon PLC	985,067	215,320
	Pennon Group PLC	53,375	482,008
	Persimmon PLC	118,485	1,761,508
*	Petra Diamonds Ltd.	9,651	8,990
*	Petrofac Ltd.	209,025	210,834
	Pets at Home Group PLC	385,996	1,939,706
	Pharos Energy PLC	223,153	69,149
	Phoenix Group Holdings PLC	261,436	1,847,076
	Phoenix Spree Deutschland Ltd.	1,965	4,886
*	Playtech PLC	127,600	917,971
	Plus500 Ltd.	70,396	1,360,258
	Polar Capital Holdings PLC	47,695	296,914
	Porvair PLC	10,071	82,848
	PPHE Hotel Group Ltd.	11,759	154,811
	Premier Foods PLC	912,815	1,482,821
#	Prudential PLC, ADR	20,147	562,504
	Prudential PLC	25,712	357,045
*	PureTech Health PLC	72,931	209,229
*	PureTech Health PLC, ADR	308	9,071
	PZ Cussons PLC	140,340	298,944
	QinetiQ Group PLC	357,160	1,478,854
Ω	Quilter PLC	1,108,719	1,112,906
*	Rank Group PLC	148,414	174,833
	Rathbones Group PLC	32,452	750,794
*††	Raven Property Group Ltd.	76,713	0

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Reach PLC	545,083	$594,641
	Reckitt Benckiser Group PLC	23,499	1,760,358
	Record PLC	46,761	50,631
	Redde Northgate PLC	198,332	876,664
	Redrow PLC	239,361	1,591,244
	RELX PLC, Sponsored ADR	35,523	1,195,704
	RELX PLC	1,141	38,339
	Renew Holdings PLC	37,127	347,306
*	Renewi PLC	78,121	522,001
	Renishaw PLC	10,589	530,545
*	Renold PLC	12,120	4,566
	Rentokil Initial PLC	224,538	1,830,918
*	Restaurant Group PLC	560,801	307,375
	RHI Magnesita NV	27,459	1,056,907
	Ricardo PLC	47,273	355,133
	Rightmove PLC	134,417	984,872
	Rio Tinto PLC	7,021	464,072
	Rio Tinto PLC, Sponsored ADR	73,351	4,881,509
	Robert Walters PLC	41,421	219,095
*	Rolls-Royce Holdings PLC	121	287
	Rotork PLC	331,336	1,312,430
	RS Group PLC	85,017	856,374
	RWS Holdings PLC	71,092	237,398
	S&U PLC	911	28,354
*	S4 Capital PLC	102,501	138,737
Ω	Sabre Insurance Group PLC	161,120	285,694
*	Saga PLC	88,627	140,924
	Sage Group PLC	70,743	850,938
*††	Savannah Energy PLC	548,390	135,899
	Savills PLC	115,844	1,446,560
	Schroders PLC	168,552	994,424
	ScS Group PLC	11,597	25,296
	Secure Trust Bank PLC	1,948	14,453
	Senior PLC	280,763	601,680
	Serco Group PLC	812,170	1,618,550
	Serica Energy PLC	169,033	520,390
	Severfield PLC	210,052	190,129
	Severn Trent PLC	20,628	676,059
	Shell PLC	74,667	2,262,989
	Shell PLC, ADR	408,572	25,180,292
*	SIG PLC	594,916	221,446
	Sigmaroc PLC	18,320	14,005
	Sirius Real Estate Ltd.	113,143	120,232
	Smart Metering Systems PLC	56,635	507,250
#	Smith & Nephew PLC, Sponsored ADR	7,833	237,967
	Smith & Nephew PLC	40,935	622,744
	Smiths Group PLC	69,861	1,523,644
	Softcat PLC	59,464	1,145,728
*	SolGold PLC	336,778	68,428
	Spectris PLC	28,041	1,265,421
	Speedy Hire PLC	465,061	219,682
	Spirax-Sarco Engineering PLC	6,299	899,622
Ω	Spire Healthcare Group PLC	354,809	981,159
	Spirent Communications PLC	234,685	510,055
	SSE PLC	53,075	1,147,648
*	SSP Group PLC	325,259	1,050,094
	St. James's Place PLC	37,073	447,513
	Standard Chartered PLC	631,178	6,062,809
	SThree PLC	84,180	381,143

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Strix Group PLC	10,709	$13,532
*††	Studio Retail Group PLC	41,980	0
*	Superdry PLC	54,417	54,989
*	Synthomer PLC	227,966	244,203
	Tate & Lyle PLC	128,316	1,229,682
	Tatton Asset Management PLC	1,745	10,625
	Taylor Wimpey PLC	2,565,423	3,765,680
	TBC Bank Group PLC	36,340	1,161,503
	TClarke PLC	5,747	9,838
	Telecom Plus PLC	33,067	705,894
	Tesco PLC	856,362	2,836,332
*	THG PLC	286,017	378,574
Ω	TI Fluid Systems PLC	131,095	225,455
	Topps Tiles PLC	105,193	70,168
	TP ICAP Group PLC	717,913	1,465,359
	Travis Perkins PLC	191,732	2,144,551
#*	Tremor International Ltd.	9,296	35,528
*	Tremor International Ltd., ADR	13,160	99,490
	Trifast PLC	54,646	61,969
	TT Electronics PLC	159,866	322,329
#*	Tullow Oil PLC	695,004	307,780
	Tyman PLC	122,922	492,965
	Unilever PLC, Sponsored ADR	48,095	2,584,144
	United Utilities Group PLC	21,305	273,206
	UP Global Sourcing Holdings PLC	5,939	9,604
	Vanquis Banking Group PLC	140,961	227,674
*	Verici Dx PLC	1,745	235
	Vertu Motors PLC	300,751	270,155
	Vesuvius PLC	250,519	1,418,479
	Victrex PLC	25,792	512,106
	Videndum PLC	25,958	199,542
	Virgin Money UK PLC	1,050,461	2,382,874
	Vistry Group PLC	236,109	2,394,797
	Vodafone Group PLC	5,492,768	5,225,049
	Vodafone Group PLC, Sponsored ADR	52,953	509,410
	Volex PLC	35,479	131,547
	Volution Group PLC	108,494	559,250
	Vp PLC	2,603	18,785
*Ω	Watches of Switzerland Group PLC	138,606	1,345,049
	Watkin Jones PLC	116,686	71,862
	Weir Group PLC	51,445	1,211,618
	WH Smith PLC	52,027	997,398
	Whitbread PLC	58,600	2,632,377
	Wickes Group PLC	242,688	425,541
	Wincanton PLC	79,650	247,819
*	Wise PLC, Class A	12,334	123,018
	WPP PLC, Sponsored ADR	1,024	56,054
	WPP PLC	104,858	1,144,916
*	Xaar PLC	64,800	158,329
	XPS Pensions Group PLC	49,577	121,697
	Young & Co's Brewery PLC, Class A	22,216	337,963
	Zotefoams PLC	2,560	13,138
TOTAL UNITED KINGDOM			403,838,169
UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	61,428	602,160
	Ferguson PLC	13,368	2,149,948

International Vector Equity Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (Continued)
*	Noble Corp. PLC	9,453	$493,997
TOTAL UNITED STATES			3,246,105
TOTAL COMMON STOCKS			3,322,328,462
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 8.345%	11,102	1,247,322
	Draegerwerk AG & Co. KGaA, 0.419%	8,815	442,771
	Einhell Germany AG, 1.933%	792	132,895
	FUCHS SE, 2.846%	40,107	1,660,178
	Henkel AG & Co. KGaA, 2.638%	9,476	731,228
	Jungheinrich AG, 2.001%	31,156	1,165,661
	Porsche Automobil Holding SE, 4.753%	33,026	1,948,729
#	Sartorius AG, 0.385%	1,860	767,398
	Sixt SE, 9.109%	12,018	892,432
	STO SE & Co. KGaA, 3.329%	2,398	395,814
	Villeroy & Boch AG, 6.366%	8,449	176,568
	Volkswagen AG, 23.026%	33,218	4,400,574
TOTAL GERMANY			13,961,570
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Australian Mines Ltd. Warrants 05/30/24	12,258	16
*	Decmil Group Ltd. Warrants 09/06/23	7,591	0
*	Highfield Resources Ltd. Warrants 06/19/24	1,593	0
TOTAL AUSTRALIA			16
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	14,098	0
*††	S Immo AG Rights 08/11/23	19,003	0
CANADA — (0.0%)
*	Pan American Silver Corp. Rights 02/22/29	90,066	49,707
*	Treasury Metals, Inc. Warrants 08/07/23	5,738	22
TOTAL CANADA			49,729
DENMARK — (0.0%)
*	NKT AS Rights	1	5
HONG KONG — (0.0%)
*	MECOM Power & Construction Ltd.	1	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	10,221	0
JAPAN — (0.0%)
*	Tess Holdings Co. Ltd. Rights 08/24/23	7,500	8,857
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	926,726	0
TOTAL RIGHTS/WARRANTS			58,607
TOTAL INVESTMENT SECURITIES (Cost $2,638,955,787)			3,336,348,639

International Vector Equity Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	7,750,223	$89,646,828
TOTAL INVESTMENTS — (100.0%)
(Cost $2,728,596,062)^^			$3,425,995,467
As of July 31, 2023, International Vector Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	121	09/15/23	$26,691,197	$27,917,725	$1,226,528
Total Futures Contracts			$26,691,197	$27,917,725	$1,226,528
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,988,629	$210,579,525	$89,940	$215,658,094
Austria	—	20,957,386	—	20,957,386
Belgium	1,605,365	47,880,939	—	49,486,304
Canada	357,235,877	993,642	—	358,229,519
China	976,435	357,466	—	1,333,901
Denmark	—	85,318,396	—	85,318,396
Finland	—	53,246,163	—	53,246,163
France	462,802	269,809,302	—	270,272,104
Germany	6,522,055	209,249,819	—	215,771,874
Hong Kong	—	67,163,169	36,954	67,200,123
Ireland	24,949,189	546,347	—	25,495,536
Israel	1,869,118	26,151,114	—	28,020,232
Italy	2,919,957	91,954,815	—	94,874,772
Japan	10,600,150	774,422,732	—	785,022,882
Netherlands	13,881,180	102,273,535	—	116,154,715
New Zealand	12,171	11,616,203	—	11,628,374
Norway	696,257	29,541,491	—	30,237,748
Portugal	—	11,758,691	—	11,758,691
Singapore	—	35,899,828	—	35,899,828
Spain	2,975,929	78,653,103	—	81,629,032
Sweden	39,032	84,639,253	—	84,678,285
Switzerland	22,731,542	249,638,687	—	272,370,229
United Kingdom	64,551,949	339,150,321	135,899	403,838,169
United States	—	3,246,105	—	3,246,105
Preferred Stocks
Germany	—	13,961,570	—	13,961,570
Rights/Warrants
Australia	—	16	—	16
Canada	—	49,729	—	49,729
Denmark	—	5	—	5
Japan	—	8,857	—	8,857

International Vector Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$89,646,828	—	$89,646,828
Futures Contracts**	$1,226,528	—	—	1,226,528
TOTAL	$518,244,165	$2,908,715,037	$262,793^	$3,427,221,995
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$161,860,259
Investment in Dimensional Emerging Markets Value Fund		82,683,140
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,104,920	23,236,477
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $218,487,786)^^		$267,779,876
Summary of the Portfolio’s investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$267,779,876	—	—	$267,779,876
TOTAL	$267,779,876	—	—	$267,779,876

World ex U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (99.5%)
AUSTRALIA — (4.8%)
*	A2B Australia Ltd.	25,878	$29,178
	Accent Group Ltd.	103,753	123,395
	Acrow Formwork & Construction Services Ltd.	29,117	16,049
	Adbri Ltd.	118,604	198,818
*	Ainsworth Game Technology Ltd.	37,289	26,935
*	Alkane Resources Ltd.	119,817	57,147
*	Alliance Aviation Services Ltd.	17,216	37,970
*	AMA Group Ltd.	180,692	17,623
	AMP Ltd.	261,795	199,212
	Ampol Ltd.	54,120	1,198,576
*	Andromeda Metals Ltd.	373,580	8,034
	Ansell Ltd.	37,614	610,840
*	Appen Ltd.	40,786	62,405
	Ardent Leisure Group Ltd.	97,301	33,747
	ARN Media Ltd.	46,336	32,371
	AUB Group Ltd.	10,850	209,591
*	Aurelia Metals Ltd.	386,915	24,048
	Aurizon Holdings Ltd.	443,295	1,136,082
*	Aussie Broadband Ltd.	15,638	28,996
	Austal Ltd.	102,095	151,089
	Austin Engineering Ltd.	125,433	23,630
*	Australian Agricultural Co. Ltd.	93,256	93,565
*	Australian Strategic Materials Ltd.	16,424	16,477
	Australian Vintage Ltd.	49,798	13,889
	Auswide Bank Ltd.	12,096	46,903
	AVJennings Ltd.	21,750	6,417
	Bank of Queensland Ltd.	144,674	587,918
	Bapcor Ltd.	85,250	358,656
	Base Resources Ltd.	198,144	23,343
*	BCI Minerals Ltd.	184,277	33,498
	Beach Energy Ltd.	488,606	532,769
	Beacon Minerals Ltd.	563,983	10,633
	Bega Cheese Ltd.	10,660	23,349
	Bell Financial Group Ltd.	35,130	25,036
	Bendigo & Adelaide Bank Ltd.	152,298	959,059
	BlueScope Steel Ltd.	56,906	839,195
*	Boral Ltd.	70,875	208,084
	Bravura Solutions Ltd.	108,238	36,387
	Brickworks Ltd.	21,859	381,308
	Calima Energy Ltd.	94,438	5,859
	Capitol Health Ltd.	168,805	26,672
	Capral Ltd.	4,333	21,848
	Cedar Woods Properties Ltd.	19,289	65,153
	Challenger Ltd.	143,343	692,836
	Champion Iron Ltd.	53,119	215,212
*	Clean Seas Seafood Ltd.	24,111	7,998
	Cleanaway Waste Management Ltd.	145,883	270,770
	ClearView Wealth Ltd.	27,271	8,975
	Codan Ltd.	14,992	75,785
	Collins Foods Ltd.	25,160	169,823
*	Cooper Energy Ltd.	202,789	19,786
Ω	Coronado Global Resources, Inc.	26,935	30,304
	Corporate Travel Management Ltd.	12,453	175,521
	Costa Group Holdings Ltd.	121,201	270,313
	CSR Ltd.	129,917	501,144

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	DDH1 Ltd.	44,780	$27,995
	Domain Holdings Australia Ltd.	57,445	157,296
	Downer EDI Ltd.	204,703	605,167
	Eagers Automotive Ltd.	25,071	249,365
	Earlypay Ltd.	25,704	3,376
	Elanor Investor Group	28,014	31,702
	Elders Ltd.	42,688	209,292
	Emeco Holdings Ltd.	101,496	48,838
*	EML Payments Ltd.	118,962	60,421
	EQT Holdings Ltd.	7,191	126,467
	Estia Health Ltd.	60,522	113,319
	Eureka Group Holdings Ltd.	41,266	12,486
	Euroz Hartleys Group Ltd.	32,790	25,129
	Evolution Mining Ltd.	313,376	786,717
	EVT Ltd.	26,365	216,944
*	Experience Co. Ltd.	55,953	8,468
	Fenix Resources Ltd.	55,372	11,170
	Finbar Group Ltd.	36,407	17,485
*	FleetPartners Group Ltd.	76,415	132,040
*	Fleetwood Ltd.	26,550	38,895
	G8 Education Ltd.	273,689	202,519
*	Gascoyne Resources Ltd.	170,669	29,351
	Genesis Minerals Ltd.	60,522	59,952
*	Genex Power Ltd.	204,048	21,901
	Gold Road Resources Ltd.	233,308	249,215
*	Good Drinks Australia Ltd.	8,765	2,827
	GrainCorp Ltd., Class A	64,503	351,108
	Grange Resources Ltd.	55,647	20,259
	GUD Holdings Ltd.	39,049	262,273
	GWA Group Ltd.	67,545	89,188
	Harvey Norman Holdings Ltd.	135,599	344,972
	Healius Ltd.	188,795	364,776
	Helia Group Ltd.	111,378	290,799
	Helloworld Travel Ltd.	5,910	11,377
	Horizon Oil Ltd.	246,669	24,898
	Iluka Resources Ltd.	98,164	678,015
	Imdex Ltd.	21,787	28,741
	Incitec Pivot Ltd.	529,948	1,078,025
	Insignia Financial Ltd.	34,322	68,964
	Integral Diagnostics Ltd.	48,369	98,374
	InvoCare Ltd.	28,223	232,079
	IVE Group Ltd.	53,279	82,716
	Jupiter Mines Ltd.	301,697	41,650
*	Karoon Energy Ltd.	148,269	223,411
	Kelsian Group Ltd.	23,547	110,090
	Lendlease Corp. Ltd.	167,420	973,308
	Lindsay Australia Ltd.	27,065	24,576
	Link Administration Holdings Ltd.	112,098	115,464
	MA Financial Group Ltd.	19,124	60,763
	Maas Group Holdings Ltd.	18,477	33,323
	Macmahon Holdings Ltd.	268,775	26,255
	Magellan Financial Group Ltd.	40,722	255,978
	Maggie Beer Holdings Ltd.	39,479	4,101
	MaxiPARTS Ltd.	13,157	24,309
	Mayne Pharma Group Ltd.	17,427	57,158
	McPherson's Ltd.	30,963	10,843
*	Mesoblast Ltd.	7,618	5,852
*	Metals X Ltd.	140,780	29,489
	Michael Hill International Ltd.	60,880	37,467

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	MMA Offshore Ltd.	94,336	$82,831
	Monadelphous Group Ltd.	20,436	187,624
	Monash IVF Group Ltd.	106,410	86,160
*	Mount Gibson Iron Ltd.	122,211	38,719
	Myer Holdings Ltd.	222,090	94,890
	MyState Ltd.	29,913	71,719
	New Hope Corp. Ltd.	149,079	533,890
	Newcrest Mining Ltd.	11,804	210,998
	Nickel Industries Ltd.	470,938	262,471
	Nine Entertainment Co. Holdings Ltd.	351,345	506,682
	NRW Holdings Ltd.	115,605	214,307
	Nufarm Ltd.	106,306	384,861
*	Nuix Ltd.	45,051	48,589
	OM Holdings Ltd.	28,351	10,474
	oOh!media Ltd.	57,817	54,310
*	Pantoro Ltd.	618,567	33,339
	Paragon Care Ltd.	93,760	14,520
	Peet Ltd.	121,341	102,363
*	Peninsula Energy Ltd.	112,007	6,952
	PeopleIN Ltd.	9,501	15,659
*	Perenti Ltd.	198,527	159,799
	Perpetual Ltd.	23,070	382,965
	Perseus Mining Ltd.	346,093	406,932
*	PEXA Group Ltd.	38,288	341,575
*	PointsBet Holdings Ltd.	52,612	58,638
	Premier Investments Ltd.	24,631	367,245
	Probiotec Ltd.	6,809	12,319
	Propel Funeral Partners Ltd.	10,928	32,310
	QANTM Intellectual Property Ltd.	10,224	6,036
	Qube Holdings Ltd.	293,838	581,616
	Ramelius Resources Ltd.	372,949	322,332
*	Red 5 Ltd.	63,860	7,783
*	Regional Express Holdings Ltd.	9,110	6,924
*	Regis Resources Ltd.	244,070	277,586
*	Reject Shop Ltd.	9,918	34,818
	Reliance Worldwide Corp. Ltd.	185,269	526,337
*	Resolute Mining Ltd.	622,412	151,645
*	Rex Minerals Ltd.	131,221	22,089
	Ridley Corp. Ltd.	73,183	96,817
*	Sandfire Resources Ltd.	140,388	641,745
	Select Harvests Ltd.	43,563	123,057
	Servcorp Ltd.	4,163	8,247
	Service Stream Ltd.	215,920	132,143
	Seven Group Holdings Ltd.	20,560	362,967
*	Seven West Media Ltd.	208,569	53,995
	SG Fleet Group Ltd.	19,134	33,681
	Shaver Shop Group Ltd.	17,609	13,266
	Sigma Healthcare Ltd.	336,346	177,532
*	Silver Lake Resources Ltd.	262,048	158,184
	Sims Ltd.	47,006	479,495
	Southern Cross Electrical Engineering Ltd.	64,303	29,827
	Southern Cross Media Group Ltd.	97,760	61,838
*††	SpeedCast International Ltd.	40,831	0
	SRG Global Ltd.	99,847	50,003
*	St Barbara Ltd.	241,440	39,177
*	Star Entertainment Group Ltd.	230,045	162,684
	Sunland Group Ltd.	37,093	26,143
	Super Retail Group Ltd.	41,570	345,017
*	Superloop Ltd.	150,573	67,390

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Syrah Resources Ltd.	29,569	$13,977
	Tabcorp Holdings Ltd.	629,505	446,561
††	Ten Sixty Four Ltd.	76,973	22,232
	Terracom Ltd.	96,200	26,593
	TPG Telecom Ltd.	16,111	54,389
	Tribune Resources Ltd.	2,830	6,279
*	Tuas Ltd.	29,329	38,862
*	United Malt Group Ltd.	78,780	255,352
Ω	Viva Energy Group Ltd.	208,931	443,265
*	West African Resources Ltd.	281,064	170,500
*	Westgold Resources Ltd.	124,168	139,242
	Whitehaven Coal Ltd.	222,477	1,039,525
*††	Wiluna Mining Corp. Ltd.	13,267	339
	Worley Ltd.	93,201	1,090,789
	Yancoal Australia Ltd.	76,776	263,641
TOTAL AUSTRALIA			34,224,220
AUSTRIA — (0.6%)
	Addiko Bank AG	2,488	33,764
	Agrana Beteiligungs AG	3,056	54,442
	AT&S Austria Technologie & Systemtechnik AG	2,338	88,303
Ω	BAWAG Group AG	18,340	893,477
	Erste Group Bank AG	16,335	617,396
*	Lenzing AG	480	24,164
	Porr AG	4,003	55,804
*	Raiffeisen Bank International AG	35,341	571,443
	Semperit AG Holding	1,695	37,853
	Strabag SE	470	19,722
	Telekom Austria AG	20,028	152,450
	UBM Development AG	983	26,816
	UNIQA Insurance Group AG	14,195	115,948
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,137	244,378
	voestalpine AG	35,233	1,164,287
	Wienerberger AG	11,938	392,054
	Zumtobel Group AG	5,267	46,022
TOTAL AUSTRIA			4,538,323
BELGIUM — (1.2%)
	Ackermans & van Haaren NV	6,826	1,188,515
	Ageas SA	52,470	2,221,225
*	AGFA-Gevaert NV	56,737	145,942
	Atenor	663	20,430
	Bekaert SA	12,618	602,267
	bpost SA	31,716	152,738
	Cie d'Entreprises CFE	2,176	22,009
	Deceuninck NV	26,971	68,430
*	Deme Group NV	2,064	273,335
	Etablissements Franz Colruyt NV	12,680	483,286
*	Euronav NV	60,537	996,824
*	Greenyard NV	6,487	47,631
	Immobel SA	1,012	40,030
	Jensen-Group NV	1,292	45,483
*	Ontex Group NV	32,809	281,180
	Proximus SADP	41,068	314,859
	Roularta Media Group NV	1,025	17,798
	Sipef NV	1,661	103,521
	Solvay SA	10,559	1,268,117
	Tessenderlo Group SA	5,946	199,439

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	VGP NV	1,080	$115,304
	Viohalco SA	1,948	14,044
	What's Cooking BV	159	13,821
TOTAL BELGIUM			8,636,228
BRAZIL — (1.3%)
*	3R Petroleum Oleo E Gas SA	31,839	239,361
	Alper Consultoria e Corretora de Seguros SA	2,000	12,976
*	Anima Holding SA	38,000	38,653
	Atacadao SA	82,977	240,750
	Bemobi Mobile Tech SA	9,900	28,263
	Boa Safra Sementes SA	7,600	18,676
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	9,721	53,264
*	BRF SA	191,301	394,840
	Brisanet Participacoes SA	14,200	9,069
*	C&A Modas SA	27,200	32,787
	Camil Alimentos SA	30,200	46,493
	CCR SA	148,617	417,683
*	Cia Brasileira de Distribuicao	36,914	161,590
	Cia Siderurgica Nacional SA	77,911	228,028
	Cielo SA	226,786	226,366
*	Cogna Educacao SA	369,821	261,993
*	Construtora Tenda SA	16,600	42,090
	Cruzeiro do Sul Educacional SA	21,800	20,884
	CSU Digital SA	11,000	36,917
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	61,218	308,372
Ω	Desktop - Sigmanet Comunicacao Multimidia SA	8,400	24,869
	Dexco SA	65,428	115,809
	Dimed SA Distribuidora da Medicamentos	12,800	35,757
	Direcional Engenharia SA	17,246	76,953
*	Embraer SA	132,397	518,249
	Empreendimentos Pague Menos SA	50,005	44,625
	Enauta Participacoes SA	21,200	62,541
	Eternit SA	6,900	15,642
	Even Construtora e Incorporadora SA	18,597	29,063
	Ez Tec Empreendimentos e Participacoes SA	23,735	109,069
	Fras-Le SA	14,200	40,359
*	Gafisa SA	10,803	13,753
	Grazziotin SA	81	489
	Grendene SA	57,000	90,646
	Grupo De Moda Soma SA	91,772	218,137
*	Grupo Mateus SA	15,484	25,934
	Grupo SBF SA	15,337	42,845
	Guararapes Confeccoes SA	17,200	26,589
*	Hidrovias do Brasil SA	122,297	102,932
*††	Hua Han Health Industry Holdings Ltd.	604,000	0
*	International Meal Co. Alimentacao SA, Class A	30,475	17,078
	Iochpe-Maxion SA	23,426	68,612
	Irani Papel e Embalagem SA	23,200	50,043
*	IRB-Brasil Resseguros SA	12,089	105,121
	Jalles Machado SA	17,500	32,826
	JHSF Participacoes SA	89,076	106,241
	JSL SA	17,000	35,411
	Lavvi Empreendimentos Imobiliarios SA	19,500	34,804
	Localiza Rent a Car SA	91	1,295
Ω	Locaweb Servicos de Internet SA	67,476	105,736
*	Lojas Quero Quero SA	31,046	43,857
	Lojas Renner SA	87,881	348,458
	M Dias Branco SA	8,652	76,352

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Mahle Metal Leve SA	7,100	$68,151
	Marcopolo SA	31,900	27,793
*Ω	Meliuz SA	6,060	12,726
	Melnick Even Desenvolvimento Imobiliario SA	13,300	13,500
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	8,300	12,093
*	Moura Dubeux Engenharia SA	11,800	27,274
	Movida Participacoes SA	26,076	62,919
*	MPM Corporeos SA	37,700	12,836
	MRV Engenharia e Participacoes SA	67,200	197,532
*	Natura & Co. Holding SA	158,692	613,122
*	Oceanpact Servicos Maritimos SA	6,900	7,806
	Pet Center Comercio e Participacoes SA	77,015	114,006
	Petroreconcavo SA	5,900	28,684
	Porto Seguro SA	41,568	251,672
	Positivo Tecnologia SA	18,900	32,974
	Qualicorp Consultoria e Corretora de Seguros SA	22,400	20,322
	Romi SA	9,417	28,438
*	Sao Carlos Empreendimentos e Participacoes SA	6,400	34,648
	Sao Martinho SA	26,200	185,443
	SLC Agricola SA	17,365	160,292
	Tegma Gestao Logistica SA	5,500	26,065
	TIM SA	157,083	476,356
	Tres Tentos Agroindustrial SA	18,600	49,757
	Trisul SA	16,000	20,775
	Tupy SA	19,896	114,317
	Ultrapar Participacoes SA	126,297	504,520
	Usinas Siderurgicas de Minas Gerais SA Usiminas	18,600	28,871
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	9,600	30,777
*	Via SA	46,940	21,441
	Vibra Energia SA	131,946	477,977
	Vulcabras Azaleia SA	17,600	73,024
	Wilson Sons Holdings Brasil SA	7,764	21,738
*	YDUQS Participacoes SA	50,463	236,801
*	Zamp SA	35,600	33,276
TOTAL BRAZIL			9,467,076
CANADA — (7.9%)
*	5N Plus, Inc.	32,502	91,197
	Acadian Timber Corp.	3,300	42,043
	ADENTRA, Inc.	5,960	157,424
*	Advantage Energy Ltd.	59,400	418,928
	Aecon Group, Inc.	18,709	155,642
	Africa Oil Corp.	80,883	191,374
	AGF Management Ltd., Class B	22,400	133,349
	Agnico Eagle Mines Ltd.	10,899	571,406
*	Aimia, Inc.	17,503	44,201
	AirBoss of America Corp.	7,610	27,643
	Alamos Gold, Inc., Class A	116,496	1,439,101
	Alaris Equity Partners Income	11,300	135,053
	Algoma Central Corp.	3,700	42,594
	AltaGas Ltd.	73,260	1,446,144
	Altius Minerals Corp.	14,510	235,589
	Amerigo Resources Ltd.	35,600	43,736
	ARC Resources Ltd.	157,602	2,380,791
*	Argonaut Gold, Inc.	52,212	22,173
	B2Gold Corp.	296,898	1,035,340
*	Ballard Power Systems, Inc.	51,763	244,508
*	Baytex Energy Corp.	109,174	440,455

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Birchcliff Energy Ltd.	82,787	$494,719
	Bird Construction, Inc.	14,359	96,587
	Black Diamond Group Ltd.	9,300	43,444
	Calfrac Well Services Ltd.	12,754	51,068
*	Calibre Mining Corp.	35,119	45,542
	Canaccord Genuity Group, Inc.	24,200	152,322
	Canacol Energy Ltd.	6,190	54,686
	Canadian Western Bank	26,824	536,012
*	Canfor Corp.	17,300	273,016
*	Capstone Copper Corp.	22,271	116,367
	Cardinal Energy Ltd.	36,370	198,033
	Cascades, Inc.	24,037	219,106
*	Celestica, Inc.	34,209	751,866
	Centerra Gold, Inc.	72,600	465,776
	CES Energy Solutions Corp.	68,511	145,995
	CI Financial Corp.	41,117	520,101
	Cogeco Communications, Inc.	3,921	198,659
	Cogeco, Inc.	1,600	63,313
*	Conifex Timber, Inc.	8,294	8,491
	Converge Technology Solutions Corp.	4,378	10,558
	Corus Entertainment, Inc., Class B	11,100	12,206
	Crescent Point Energy Corp.	171,589	1,391,279
*	Crew Energy, Inc.	43,300	182,900
*	Cronos Group, Inc.	6,400	12,522
	Definity Financial Corp.	17,485	440,092
*	dentalcorp Holdings Ltd.	9,153	53,031
	Dexterra Group, Inc.	11,120	48,911
	Doman Building Materials Group Ltd.	18,957	97,326
*	Dorel Industries, Inc., Class B	5,500	24,734
	DREAM Unlimited Corp., Class A	10,000	156,903
	Dundee Precious Metals, Inc.	59,238	411,946
	Dye & Durham Ltd.	10,434	156,591
	Dynacor Group, Inc.	10,400	23,976
	E-L Financial Corp. Ltd.	500	351,223
*	Eldorado Gold Corp.	56,316	552,282
	Empire Co. Ltd., Class A	32,978	895,569
	Endeavour Mining PLC	43,136	1,042,219
*	Endeavour Silver Corp.	42,369	148,715
	Enerflex Ltd.	25,826	209,561
*	Ensign Energy Services, Inc.	15,594	29,564
	EQB, Inc.	7,706	454,710
*	Equinox Gold Corp.	61,111	321,645
	Exco Technologies Ltd.	7,000	46,874
	Finning International, Inc.	36,989	1,274,061
*	Fortuna Silver Mines, Inc.	85,304	302,830
*	Frontera Energy Corp.	14,108	114,584
*	Galiano Gold, Inc.	46,170	29,061
	Gamehost, Inc.	1,600	11,333
	Gear Energy Ltd.	24,772	16,344
	GoldMoney, Inc.	1,680	12,243
	Gran Tierra Energy, Inc.	14,640	104,028
*	H2O Innovation, Inc.	7,000	16,244
	Hammond Power Solutions, Inc.	2,700	119,761
*	Heroux-Devtek, Inc.	10,300	121,227
	High Liner Foods, Inc.	6,800	72,659
	Home Capital Group, Inc.	16,933	549,859
	Hudbay Minerals, Inc.	83,605	498,308
	iA Financial Corp., Inc.	30,644	2,123,108
*	IAMGOLD Corp.	125,940	343,190

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	IGM Financial, Inc.	9,533	$297,055
	Illumin Holdings, Inc.	9,398	17,746
*	Interfor Corp.	15,644	279,982
*	Journey Energy, Inc.	9,502	43,956
	K-Bro Linen, Inc.	2,700	68,101
*	Kelt Exploration Ltd.	45,290	218,782
	Kinross Gold Corp.	337,428	1,680,789
*	Kolibri Global Energy, Inc.	2,926	13,536
	KP Tissue, Inc.	3,200	25,214
	Lassonde Industries, Inc., Class A	900	84,448
	Laurentian Bank of Canada	13,195	397,556
	Leon's Furniture Ltd.	8,521	143,519
*	Lightspeed Commerce, Inc.	36,105	634,726
*††	Lightstream Resources Ltd.	32,000	0
	Linamar Corp.	13,684	794,069
	Logan Energy Corp.	29,028	24,435
	Logistec Corp., Class B	700	33,173
*	Lucara Diamond Corp.	96,116	29,520
	Lundin Gold, Inc.	14,491	194,290
	Lundin Mining Corp.	180,250	1,611,608
	Magellan Aerospace Corp.	4,379	26,733
*	Major Drilling Group International, Inc.	14,091	101,623
*	Mandalay Resources Corp.	16,200	20,762
	Maple Leaf Foods, Inc.	20,049	418,419
	Martinrea International, Inc.	26,137	292,757
*	MDA Ltd.	14,694	92,823
	Medical Facilities Corp.	7,992	51,819
*	MEG Energy Corp.	81,109	1,446,079
	Melcor Developments Ltd.	4,500	38,903
	Methanex Corp.	15,292	688,948
	MTY Food Group, Inc.	4,728	240,694
	Mullen Group Ltd.	27,386	329,384
	Neo Performance Materials, Inc.	3,481	22,518
*	New Gold, Inc.	171,422	201,497
	North American Construction Group Ltd.	6,908	167,933
*	Nuvei Corp.	7,837	267,320
*	NuVista Energy Ltd.	53,200	459,521
*	Obsidian Energy Ltd.	16,775	119,774
	OceanaGold Corp.	222,336	465,360
	Osisko Gold Royalties Ltd.	51,469	762,891
	Pan American Silver Corp.	96,216	1,626,168
	Paramount Resources Ltd., Class A	19,972	472,087
	Parex Resources, Inc.	29,536	654,265
	Park Lawn Corp.	6,223	108,920
	Parkland Corp.	35,000	955,788
*	Petrus Resources Ltd.	7,000	8,653
	Peyto Exploration & Development Corp.	52,912	456,633
	PHX Energy Services Corp.	11,400	60,949
	Pizza Pizza Royalty Corp.	7,500	85,485
	Polaris Renewable Energy, Inc.	6,400	69,696
*	Precision Drilling Corp.	2,380	158,145
	Primo Water Corp.	39,200	555,593
	Quarterhill, Inc.	17,599	20,420
	Rogers Sugar, Inc.	27,030	116,225
*	Roots Corp.	9,200	21,140
	Russel Metals, Inc.	16,034	471,907
*	Sangoma Technologies Corp.	2,812	12,667
	Savaria Corp.	3,900	49,421
	Secure Energy Services, Inc.	74,611	389,846

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Shawcor Ltd.	24,476	$373,084
	Sienna Senior Living, Inc.	18,800	163,670
Ω	Sleep Country Canada Holdings, Inc.	6,499	142,287
	SNC-Lavalin Group, Inc.	41,940	1,218,459
	Spartan Delta Corp.	29,028	95,538
Ω	Spin Master Corp.	3,500	93,323
	SSR Mining, Inc.	60,268	877,858
	Stelco Holdings, Inc.	12,563	458,066
	Stella-Jones, Inc.	14,809	751,989
*Ω	STEP Energy Services Ltd.	9,547	28,236
	Superior Plus Corp.	47,700	357,393
	Supremex, Inc.	4,400	21,288
	Surge Energy, Inc.	10,117	63,526
*	Taiga Building Products Ltd.	11,800	25,503
	Tamarack Valley Energy Ltd.	113,775	311,476
*	Taseko Mines Ltd.	74,112	112,968
	TELUS Corp.	402	7,160
*	TELUS International CDA, Inc.	5,344	49,806
	Tidewater Midstream & Infrastructure Ltd.	79,505	65,116
*	Torex Gold Resources, Inc.	25,846	362,606
	Total Energy Services, Inc.	11,632	90,329
	Transcontinental, Inc., Class A	11,500	114,158
	Trican Well Service Ltd.	59,975	188,298
*	Uni-Select, Inc.	7,564	274,763
	Vermilion Energy, Inc.	45,347	631,773
	VersaBank	3,835	33,620
*	Victoria Gold Corp.	12,873	83,077
	Wajax Corp.	6,900	141,856
*	Well Health Technologies Corp.	15,349	54,940
	West Fraser Timber Co. Ltd.	19,494	1,642,425
	Whitecap Resources, Inc.	162,842	1,300,362
	Winpak Ltd.	8,514	261,880
*††	Xebec Adsorption, Inc.	18,924	0
*	Yangarra Resources Ltd.	8,575	12,551
TOTAL CANADA			56,029,626
CHILE — (0.1%)
	CAP SA	8,666	66,110
	Cia Sud Americana de Vapores SA	2,023,824	153,184
	Empresa Nacional de Telecomunicaciones SA	26,156	105,130
	Empresas CMPC SA	155,313	306,573
	Grupo Security SA	174,957	50,363
	Inversiones Aguas Metropolitanas SA	52,052	42,748
	Inversiones La Construccion SA	7,291	51,275
	Ripley Corp. SA	163,691	35,608
	Salfacorp SA	145,634	79,660
	Sociedad Matriz SAAM SA	244,501	26,521
	SONDA SA	106,548	56,770
TOTAL CHILE			973,942
CHINA — (6.2%)
Ω	3SBio, Inc.	303,500	292,376
*	5I5J Holding Group Co. Ltd., Class A	60,500	26,805
*††	A Metaverse Co.	82,000	305
	AAC Technologies Holdings, Inc.	91,000	208,486
	Accelink Technologies Co. Ltd., Class A	4,000	17,020
	ADAMA Ltd., Class A	16,500	20,014
	Addsino Co. Ltd., Class A	33,700	45,426

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Advanced Technology & Materials Co. Ltd., Class A	23,600	$30,504
	Aerospace Hi-Tech Holdings Group Ltd., Class A	15,800	22,926
#*	Agile Group Holdings Ltd.	156,000	27,842
*	Alibaba Pictures Group Ltd.	2,560,000	157,412
#Ω	A-Living Smart City Services Co. Ltd.	179,750	129,130
	Allmed Medical Products Co. Ltd., Class A	10,600	15,968
	Aluminum Corp. of China Ltd., Class H	840,000	417,714
	Angang Steel Co. Ltd., Class H	220,200	66,101
	Anhui Construction Engineering Group Co. Ltd., Class A	36,100	28,677
	Anhui Guangxin Agrochemical Co. Ltd., Class A	9,996	27,063
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	19,500	22,324
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	5,300	24,493
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,100	16,461
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,000	39,272
	Anhui Jinhe Industrial Co. Ltd., Class A	9,000	30,394
*	Anhui Tatfook Technology Co. Ltd., Class A	13,500	18,201
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	14,300	14,819
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	17,400	32,976
*Ω	Antengene Corp. Ltd.	2,000	397
*	Anton Oilfield Services Group	346,000	19,976
*	Aotecar New Energy Technology Co. Ltd., Class A	56,400	22,043
	APT Satellite Holdings Ltd.	81,000	24,428
#*Ω	Archosaur Games, Inc.	27,000	15,067
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	14,500	55,599
Ω	AsiaInfo Technologies Ltd.	36,400	51,377
#*	AustAsia Group Ltd.	32,320	7,470
	AviChina Industry & Technology Co. Ltd., Class H	481,000	240,973
Ω	BAIC Motor Corp. Ltd., Class H	205,500	57,211
	Bank of Changsha Co. Ltd., Class A	31,900	36,738
	Bank of Chongqing Co. Ltd., Class H	132,500	71,771
	Bank of Guiyang Co. Ltd., Class A	46,500	36,998
	Bank of Suzhou Co. Ltd., Class A	53,240	53,231
*	Baoye Group Co. Ltd., Class H	46,000	23,694
*	Baozun, Inc., Class A	28,500	48,312
	BBMG Corp., Class H	534,000	63,158
	Beibuwan Port Co. Ltd., Class A	16,200	18,619
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	122,800	51,598
*	Beijing Capital International Airport Co. Ltd., Class H	272,000	177,877
	Beijing Easpring Material Technology Co. Ltd., Class A	5,000	34,589
	Beijing Energy International Holding Co. Ltd.	946,000	25,204
	Beijing Enterprises Holdings Ltd.	94,500	375,849
	Beijing Enterprises Urban Resources Group Ltd.	36,000	2,555
	Beijing Enterprises Water Group Ltd.	248,000	60,513
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	13,920	19,619
*	Beijing Haixin Energy Technology Co. Ltd., Class A	32,500	16,615
*	Beijing Hezong Science & Technology Co. Ltd., Class A	26,267	17,517
*	Beijing Jetsen Technology Co. Ltd., Class A	40,700	32,197
	Beijing Jingyuntong Technology Co. Ltd., Class A	40,900	31,516
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	29,800	41,371
	Beijing Originwater Technology Co. Ltd., Class A	77,454	60,635
	Beijing Shougang Co. Ltd., Class A	40,100	22,572
	Beijing SL Pharmaceutical Co. Ltd., Class A	5,700	7,741
*	Beijing Thunisoft Corp. Ltd., Class A	21,200	28,935
*	Beijing Watertek Information Technology Co. Ltd., Class A	38,400	17,216
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	12,000	20,346
*	Bengang Steel Plates Co. Ltd., Class A	44,600	26,528
	Bestsun Energy Co. Ltd., Class A	22,800	15,100
*	Better Life Commercial Chain Share Co. Ltd., Class A	9,100	7,050

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Binhai Investment Co. Ltd.	52,000	$11,007
	Black Peony Group Co. Ltd., Class A	16,600	15,807
	Blue Sail Medical Co. Ltd., Class A	16,000	16,220
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	25,000	30,930
Ω	BOC Aviation Ltd.	44,800	375,521
*	Bohai Leasing Co. Ltd., Class A	127,800	43,653
	Bright Dairy & Food Co. Ltd., Class A	20,200	31,086
††	Brilliance China Automotive Holdings Ltd.	712,000	381,554
	BYD Electronic International Co. Ltd.	57,000	220,052
	C&D International Investment Group Ltd.	120,285	328,600
	Cabbeen Fashion Ltd.	48,000	5,046
	Camel Group Co. Ltd., Class A	11,700	15,229
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	49,500	32,094
	Canmax Technologies Co. Ltd., Class A	8,300	37,415
*	Capital Environment Holdings Ltd.	1,066,000	17,616
	Carrianna Group Holdings Co. Ltd.	118,000	5,906
	CECEP Solar Energy Co. Ltd., Class A	57,800	53,421
	CECEP Wind-Power Corp., Class A	68,250	34,972
	Central China Management Co. Ltd.	166,000	8,169
	Central China New Life Ltd.	41,000	14,384
*	Central China Real Estate Ltd.	172,366	3,237
	Central China Securities Co. Ltd., Class H	169,000	27,335
	CGN New Energy Holdings Co. Ltd.	32,000	9,277
	CGN Nuclear Technology Development Co. Ltd., Class A	14,000	16,050
	Changjiang Securities Co. Ltd., Class A	56,400	52,693
	Chaowei Power Holdings Ltd.	117,000	22,910
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	10,900	24,082
	Chengdu Hongqi Chain Co. Ltd., Class A	22,200	19,083
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	9,800	22,044
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,900	23,996
	Chengdu Wintrue Holding Co. Ltd., Class A	22,825	30,921
*	Chengtun Mining Group Co. Ltd., Class A	38,000	27,621
	Chengxin Lithium Group Co. Ltd., Class A	12,400	47,827
	Chengzhi Co. Ltd., Class A	20,900	24,175
	China Aerospace International Holdings Ltd.	540,000	27,719
	China Aircraft Leasing Group Holdings Ltd.	31,500	17,845
*	China Boton Group Co. Ltd.	52,000	13,177
	China CAMC Engineering Co. Ltd., Class A	29,200	49,020
	China Cinda Asset Management Co. Ltd., Class H	1,971,000	208,015
	China Coal Energy Co. Ltd., Class H	390,000	282,651
	China Communications Services Corp. Ltd., Class H	476,000	226,441
*	China Conch Environment Protection Holdings Ltd.	236,500	72,043
	China Conch Venture Holdings Ltd.	301,500	377,586
	China Design Group Co. Ltd., Class A	12,100	15,780
*††	China Dili Group	516,800	8,204
Ω	China East Education Holdings Ltd.	81,000	36,718
	China Education Group Holdings Ltd.	206,000	190,677
	China Electronics Optics Valley Union Holding Co. Ltd.	480,000	19,762
	China Energy Engineering Corp. Ltd., Class A	142,303	48,827
	China Energy Engineering Corp. Ltd., Class H	192,000	24,673
	China Everbright Water Ltd.	62,444	9,861
Ω	China Feihe Ltd.	315,000	193,038
	China Foods Ltd.	162,000	61,216
	China Galaxy Securities Co. Ltd., Class H	694,500	406,328
	China Gas Holdings Ltd.	419,600	470,034
*	China Glass Holdings Ltd.	190,000	21,294
#	China Gold International Resources Corp. Ltd.	109,949	442,324
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	25,500	44,566
	China Harzone Industry Corp. Ltd., Class A	19,500	23,838

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China High Speed Railway Technology Co. Ltd., Class A	61,400	$21,056
	China Hongqiao Group Ltd.	432,000	416,828
††	China Huiyuan Juice Group Ltd.	110,500	4,968
	China International Marine Containers Group Co. Ltd., Class H	111,520	66,400
	China Jinmao Holdings Group Ltd.	1,167,337	191,837
	China Kepei Education Group Ltd.	62,000	20,843
	China Lesso Group Holdings Ltd.	220,000	150,316
	China Lilang Ltd.	89,000	47,205
*Ω	China Literature Ltd.	73,400	334,399
*††	China Maple Leaf Educational Systems Ltd.	208,000	1,787
	China Medical System Holdings Ltd.	210,000	353,630
	China Merchants Port Holdings Co. Ltd.	306,664	421,893
	China Merchants Property Operation & Service Co. Ltd., Class A	13,200	30,098
	China Modern Dairy Holdings Ltd.	448,000	48,362
	China National Accord Medicines Corp. Ltd., Class A	7,280	35,217
	China National Building Material Co. Ltd., Class H	828,200	523,467
	China National Medicines Corp. Ltd., Class A	13,000	60,591
Ω	China New Higher Education Group Ltd.	124,000	42,720
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	25,200	17,861
	China Nonferrous Mining Corp. Ltd.	150,000	79,319
*	China Oil & Gas Group Ltd.	920,000	29,020
	China Overseas Grand Oceans Group Ltd.	422,646	215,891
Ω	China Railway Signal & Communication Corp. Ltd., Class H	250,000	91,539
	China Railway Tielong Container Logistics Co. Ltd., Class A	29,200	25,654
	China Reinsurance Group Corp., Class H	975,000	67,680
#††Ω	China Renaissance Holdings Ltd.	47,200	32,984
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	5,900	27,122
	China Resources Cement Holdings Ltd.	454,000	197,809
	China Resources Gas Group Ltd.	147,800	512,014
	China Resources Medical Holdings Co. Ltd.	184,000	152,570
Ω	China Resources Pharmaceutical Group Ltd.	315,000	245,171
	China Risun Group Ltd.	205,000	95,538
*	China Sanjiang Fine Chemicals Co. Ltd.	118,000	17,260
*	China Shanshui Cement Group Ltd.	270,000	32,985
Ω	China Shengmu Organic Milk Ltd.	623,000	24,796
#*	China Shuifa Singyes Energy Holdings Ltd.	151,000	10,720
#*	China South City Holdings Ltd.	1,086,000	71,250
	China Starch Holdings Ltd.	325,000	6,580
	China State Construction International Holdings Ltd.	368,000	451,193
*	China Sunshine Paper Holdings Co. Ltd.	134,000	48,032
	China Taiping Insurance Holdings Co. Ltd.	144,200	160,848
*	China Tianrui Group Cement Co. Ltd., Class C	50,000	37,809
	China Tianying, Inc., Class A	27,400	20,759
	China Traditional Chinese Medicine Holdings Co. Ltd.	576,000	266,292
*	China Travel International Investment Hong Kong Ltd.	526,000	116,240
	China Tungsten & Hightech Materials Co. Ltd., Class A	7,670	11,035
	China West Construction Group Co. Ltd., Class A	13,900	15,045
	China XLX Fertiliser Ltd.	112,000	56,534
	China Yongda Automobiles Services Holdings Ltd.	165,500	75,833
*Ω	China Yuhua Education Corp. Ltd.	378,000	49,714
#	China Zheshang Bank Co. Ltd., Class H	405,599	119,243
	China Zhongwang Holdings Ltd.	319,600	12,909
	Chinasoft International Ltd.	480,000	300,668
*	Chindata Group Holdings Ltd., ADR	18,327	147,716
	Chongqing Department Store Co. Ltd., Class A	4,700	23,421
	Chongqing Gas Group Corp. Ltd., Class A	17,000	16,948
*	Chongqing Iron & Steel Co. Ltd., Class H	90,000	10,088
	Chongqing Machinery & Electric Co. Ltd., Class H	216,000	16,096

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Rural Commercial Bank Co. Ltd., Class H	266,000	$98,399
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	18,200	19,653
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	18,200	18,226
	Chow Tai Seng Jewellery Co. Ltd., Class A	9,000	21,084
††	CIFI Ever Sunshine Services Group Ltd.	122,000	35,823
	CIMC Enric Holdings Ltd.	134,000	135,119
Ω	CIMC Vehicles Group Co. Ltd., Class H	18,500	18,512
	Cinda Real Estate Co. Ltd., Class A	18,201	12,730
	Cisen Pharmaceutical Co. Ltd., Class A	10,900	22,339
	City Development Environment Co. Ltd., Class A	13,200	24,073
*	Citychamp Watch & Jewellery Group Ltd.	196,000	29,725
*	CMGE Technology Group Ltd.	250,000	57,990
	CMST Development Co. Ltd., Class A	24,300	20,116
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	17,800	23,741
	COFCO Biotechnology Co. Ltd., Class A	24,800	26,457
*	COFCO Joycome Foods Ltd.	71,000	19,700
	Comba Telecom Systems Holdings Ltd.	130,000	21,974
	Concord New Energy Group Ltd.	1,310,000	107,719
#*	Country Garden Holdings Co. Ltd.	1,443,000	296,451
	CPMC Holdings Ltd.	151,000	84,837
	CQ Pharmaceutical Holding Co. Ltd., Class A	29,600	25,744
	CSG Holding Co. Ltd., Class A	44,700	38,455
	CTS International Logistics Corp. Ltd., Class A	14,800	19,665
	Da Ming International Holdings Ltd.	72,000	14,824
Ω	Dali Foods Group Co. Ltd.	207,500	96,874
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	30,200	21,354
	Dashang Co. Ltd., Class A	12,618	34,831
	Dawnrays Pharmaceutical Holdings Ltd.	128,000	20,023
	DBG Technology Co. Ltd., Class A	11,100	16,516
*	Deppon Logistics Co. Ltd., Class A	5,000	12,423
	DHC Software Co. Ltd., Class A	27,900	26,557
	Dian Diagnostics Group Co. Ltd., Class A	6,100	20,758
	Digital China Group Co. Ltd., Class A	6,100	21,484
	Digital China Information Service Co. Ltd., Class A	10,300	16,560
	Dongguan Aohai Technology Co. Ltd., Class A	2,400	11,455
	Dongguan Development Holdings Co. Ltd., Class A	12,900	17,775
	Dynagreen Environmental Protection Group Co. Ltd., Class H	56,000	18,938
	E-Commodities Holdings Ltd.	216,000	34,683
	Edvantage Group Holdings Ltd.	49,441	16,391
	EEKA Fashion Holdings Ltd.	32,500	54,855
	EIT Environmental Development Group Co. Ltd., Class A	7,056	15,036
	Era Co. Ltd., Class A	28,900	24,279
	Essex Bio-technology Ltd.	43,000	18,087
	Eternal Asia Supply Chain Management Ltd., Class A	44,400	33,515
#	EVA Precision Industrial Holdings Ltd.	270,000	30,276
Ω	Everbright Securities Co. Ltd., Class H	13,400	10,374
*	Fangda Carbon New Material Co. Ltd., Class A	26,800	23,272
*	Fangda Special Steel Technology Co. Ltd., Class A	26,900	19,051
*	Fanhua, Inc., Sponsored ADR	7,635	54,361
	FAWER Automotive Parts Co. Ltd., Class A	15,600	12,144
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	19,520	48,451
*	FIH Mobile Ltd.	758,000	81,964
	Financial Street Holdings Co. Ltd., Class A	39,900	28,832
	First Capital Securities Co. Ltd., Class A	22,500	19,855
	Fosun International Ltd.	472,500	344,419
*	Fountain SET Holdings Ltd.	142,000	11,583
	FriendTimes, Inc.	88,000	9,718
	Fufeng Group Ltd.	298,000	162,284
	Fujian Funeng Co. Ltd., Class A	24,830	28,996

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Fujian Star-net Communication Co. Ltd., Class A	12,200	$36,080
	Fujian Sunner Development Co. Ltd., Class A	10,300	30,836
	Fulongma Group Co. Ltd., Class A	10,300	15,395
*	Gansu Qilianshan Cement Group Co. Ltd., Class A	13,500	22,583
	Gansu Shangfeng Cement Co. Ltd., Class A	17,300	25,304
	GCL Energy Technology Co. Ltd., Class A	18,100	31,531
*	GDS Holdings Ltd., Class A	188,300	310,038
	Gemdale Properties & Investment Corp. Ltd.	1,254,000	74,400
	GF Securities Co. Ltd., Class H	68,800	110,082
*	Glorious Property Holdings Ltd.	64,000	206
*	Golden Eagle Retail Group Ltd.	46,000	38,358
	Goldenmax International Group Ltd., Class A	17,100	23,319
	Goldwind Science & Technology Co. Ltd., Class H	122,000	83,722
*	Goodbaby International Holdings Ltd.	272,000	20,024
	Grand Pharmaceutical Group Ltd., Class L	196,500	112,200
*	Grandjoy Holdings Group Co. Ltd., Class A	70,500	43,742
*	Greatview Aseptic Packaging Co. Ltd.	145,000	42,542
	Greentown China Holdings Ltd.	160,500	184,506
	Greentown Service Group Co. Ltd.	198,000	103,962
	Guangdong Advertising Group Co. Ltd., Class A	27,400	24,209
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,500	17,238
	Guangdong Dongpeng Holdings Co. Ltd., Class A	10,200	17,222
	Guangdong Dowstone Technology Co. Ltd., Class A	8,300	14,948
	Guangdong HEC Technology Holding Co. Ltd., Class A	37,400	37,420
	Guangdong Hybribio Biotech Co. Ltd., Class A	10,350	15,020
	Guangdong Provincial Expressway Development Co. Ltd., Class A	9,900	10,612
	Guangdong South New Media Co. Ltd., Class A	4,100	23,815
	Guangdong Tapai Group Co. Ltd., Class A	32,600	40,297
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	6,700	17,252
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	34,500	14,877
*	Guangshen Railway Co. Ltd., Class H	282,000	74,364
	Guangxi Liugong Machinery Co. Ltd., Class A	41,900	46,863
	Guangzhou Automobile Group Co. Ltd., Class H	354,000	222,830
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	28,000	83,909
	Guangzhou Haige Communications Group, Inc. Co., Class A	30,800	42,984
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	14,900	19,061
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	18,500	21,523
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	39,403	39,333
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	30,400	19,930
*	Guosheng Financial Holding, Inc., Class A	34,505	45,503
	Guoyuan Securities Co. Ltd., Class A	59,310	61,338
*	Hainan Meilan International Airport Co. Ltd., Class H	31,000	47,009
	Haitian International Holdings Ltd.	96,000	240,450
	Haitong Securities Co. Ltd., Class H	570,400	399,070
	Hang Zhou Great Star Industrial Co. Ltd., Class A	17,600	54,189
	Hangxiao Steel Structure Co. Ltd., Class A	35,800	21,263
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	39,900	60,400
	Harbin Electric Co. Ltd., Class H	200,000	79,695
*††	Harmonicare Medical Holdings Ltd.	118,000	0
	HBIS Resources Co. Ltd., Class A	10,900	22,902
	Health & Happiness H&H International Holdings Ltd.	44,000	58,015
*	Hebei Construction Group Corp. Ltd., Class H	58,000	5,942
	Hefei Urban Construction Development Co. Ltd., Class A	17,000	18,785
	Henan Mingtai Al Industrial Co. Ltd., Class A	9,700	21,431
	Henan Pinggao Electric Co. Ltd., Class A	20,100	33,072
	Henan Shenhuo Coal & Power Co. Ltd., Class A	20,300	44,742
	Henan Thinker Automatic Equipment Co. Ltd., Class A	7,840	18,349
*	Henan Yicheng New Energy Co. Ltd., Class A	13,900	10,200
	Henan Yuguang Gold & Lead Co. Ltd., Class A	23,900	23,263

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Zhongyuan Expressway Co. Ltd., Class A	43,100	$23,289
	Hengan International Group Co. Ltd.	107,500	442,180
*	Hengyi Petrochemical Co. Ltd., Class A	61,100	62,479
	Hesteel Co. Ltd., Class A	133,300	44,985
*	Holitech Technology Co. Ltd., Class A	52,900	24,292
	Homeland Interactive Technology Ltd.	52,000	11,960
*	Hongda Xingye Co. Ltd., Class A	65,700	22,916
*††Ω	Honworld Group Ltd.	49,000	3,218
*Ω	Hope Education Group Co. Ltd.	606,000	46,116
	Hopson Development Holdings Ltd.	257,994	216,503
	Hoyuan Green Energy Co. Ltd., Class A	5,589	39,722
*Ω	Hua Hong Semiconductor Ltd.	104,000	354,126
	Huaan Securities Co. Ltd., Class A	44,460	34,356
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	37,400	19,847
	Huapont Life Sciences Co. Ltd., Class A	52,700	38,605
Ω	Huatai Securities Co. Ltd., Class H	278,800	397,813
	Huaxi Securities Co. Ltd., Class A	40,400	52,210
	Huaxin Cement Co. Ltd., Class A	21,600	42,148
	Huaxin Cement Co. Ltd., Class H	32,300	31,494
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	9,000	33,198
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	13,500	45,679
	Huishang Bank Corp. Ltd., Class H	173,800	52,194
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	42,830	19,903
	Hunan Zhongke Electric Co. Ltd., Class A	12,100	20,351
*	Hytera Communications Corp. Ltd., Class A	23,700	20,575
*	HyUnion Holding Co. Ltd., Class A	23,200	22,766
*	IAT Automobile Technology Co. Ltd., Class A	12,000	27,308
*	IBO Technology Co. Ltd.	54,000	4,515
	Infore Environment Technology Group Co. Ltd., Class A	39,700	28,681
Ω	Ingdan, Inc.	66,000	11,306
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	34,600	66,639
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	22,680	31,037
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	32,500	34,144
*	Inspur Digital Enterprise Technology Ltd.	80,000	29,187
	Intco Medical Technology Co. Ltd., Class A	9,720	29,839
*	IRICO Group New Energy Co. Ltd., Class H	6,400	6,340
	Jade Bird Fire Co. Ltd., Class A	8,190	21,056
	JH Educational Technology, Inc.	40,000	5,887
*	Jiangsu Azure Corp., Class A	15,100	23,320
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	38,200	38,404
	Jiangsu Guotai International Group Co. Ltd., Class A	16,800	18,592
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	8,602	13,183
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	33,300	18,607
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	21,900	16,312
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	8,460	23,551
	Jiangsu Linyang Energy Co. Ltd., Class A	21,300	23,400
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	11,400	20,139
	Jiangsu Shagang Co. Ltd., Class A	60,400	35,858
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	11,900	17,533
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	25,920	16,777
	Jiangxi Bank Co. Ltd., Class H	71,500	9,240
*	Jilin Chemical Fibre, Class A	39,400	20,521
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	35,652	10,010
	Jinchuan Group International Resources Co. Ltd.	425,000	24,051
*	Jingrui Holdings Ltd.	113,000	1,012
	Jinke Smart Services Group Co. Ltd., Class H	21,500	34,710
*	JinkoSolar Holding Co. Ltd., ADR	8,667	367,914
	Jinmao Property Services Co. Ltd.	15,891	5,821
	Jinneng Science&Technology Co. Ltd., Class A	15,900	19,137

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiuzhitang Co. Ltd., Class A	14,600	$25,081
	Jizhong Energy Resources Co. Ltd., Class A	56,900	52,339
	JNBY Design Ltd.	15,500	18,222
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	27,000	47,545
	Jointown Pharmaceutical Group Co. Ltd., Class A	35,611	49,382
	JSTI Group, Class A	22,800	21,099
	Ju Teng International Holdings Ltd.	128,000	18,993
	JY Grandmark Holdings Ltd.	50,000	7,859
*	Kaishan Group Co. Ltd., Class A	6,200	12,637
*Ω	Kangda International Environmental Co. Ltd.	94,000	4,650
*	Kasen International Holdings Ltd.	167,000	5,801
	Keshun Waterproof Technologies Co. Ltd., Class A	12,400	17,843
	Kinetic Development Group Ltd.	342,000	21,482
	Kingboard Holdings Ltd.	148,000	411,833
	Kingboard Laminates Holdings Ltd.	155,000	159,034
#*	Kingsoft Cloud Holdings Ltd.	66,000	30,559
*	Ko Yo Chemical Group Ltd.	668,000	10,764
*	Konka Group Co. Ltd., Class A	21,700	14,367
	KPC Pharmaceuticals, Inc., Class A	16,600	41,355
	Kunlun Energy Co. Ltd.	756,000	618,630
*	Kunlun Tech Co. Ltd., Class A	13,100	68,000
*	KWG Living Group Holdings Ltd.	152,000	19,485
*	Lakala Payment Co. Ltd., Class A	9,900	25,469
	Lao Feng Xiang Co. Ltd., Class A	5,000	43,723
	Laobaixing Pharmacy Chain JSC, Class A	6,600	26,315
*	Launch Tech Co. Ltd., Class H	62,500	17,570
	Lee & Man Chemical Co. Ltd.	38,000	20,484
	Lee & Man Paper Manufacturing Ltd.	264,000	91,628
	Lee's Pharmaceutical Holdings Ltd.	45,000	8,411
Ω	Legend Holdings Corp., Class H	104,200	107,583
	Lenovo Group Ltd.	1,174,000	1,351,495
*	Leo Group Co. Ltd., Class A	102,800	34,560
	Leoch International Technology Ltd.	116,000	23,967
	Lepu Medical Technology Beijing Co. Ltd., Class A	18,000	52,467
*	LexinFintech Holdings Ltd., ADR	9,921	29,763
	Leyard Optoelectronic Co. Ltd., Class A	22,500	20,450
	Lianhe Chemical Technology Co. Ltd., Class A	16,000	23,037
*	Liao Ning Oxiranchem, Inc., Class A	13,300	14,885
	Liaoning Port Co. Ltd., Class H	284,000	26,230
	Lier Chemical Co. Ltd., Class A	11,400	23,186
*	Lifestyle China Group Ltd.	124,000	17,449
*	Liuzhou Iron & Steel Co. Ltd., Class A	34,800	22,083
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	6,800	25,127
	Loncin Motor Co. Ltd., Class A	38,300	28,528
Ω	Longfor Group Holdings Ltd.	304,500	823,803
	Longhua Technology Group Luoyang Co. Ltd., Class A	14,500	16,157
	Lonking Holdings Ltd.	411,000	73,505
	Luenmei Quantum Co. Ltd., Class A	23,600	22,296
	Luxi Chemical Group Co. Ltd., Class A	25,900	38,347
*Ω	Luye Pharma Group Ltd.	366,000	171,566
	Maanshan Iron & Steel Co. Ltd., Class H	296,000	61,730
	Maccura Biotechnology Co. Ltd., Class A	7,900	16,829
#*Ω	Maoyan Entertainment	98,000	115,259
*	Markor International Home Furnishings Co. Ltd., Class A	33,600	15,952
*	Meilleure Health International Industry Group Ltd.	432,000	16,093
	Metallurgical Corp. of China Ltd., Class H	528,000	133,049
	M-Grass Ecology & Environment Group Co. Ltd., Class A	34,800	18,091
Ω	Midea Real Estate Holding Ltd.	51,200	53,501
*	Minmetals Land Ltd.	340,000	17,423

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Minth Group Ltd.	134,000	$428,939
	MLS Co. Ltd., Class A	24,900	32,428
*	MMG Ltd.	456,000	167,297
*††	Nan Hai Corp. Ltd.	1,800,000	1,523
	Nanjing Hanrui Cobalt Co. Ltd., Class A	3,900	18,893
	Nanjing Iron & Steel Co. Ltd., Class A	75,000	38,399
	NetDragon Websoft Holdings Ltd.	49,500	98,293
	New China Life Insurance Co. Ltd., Class H	173,800	504,025
*	New World Department Store China Ltd.	124,000	11,614
*	Newland Digital Technology Co. Ltd., Class A	12,200	31,253
	Nexteer Automotive Group Ltd.	166,000	123,002
	Nine Dragons Paper Holdings Ltd.	341,000	224,718
	Ningbo Huaxiang Electronic Co. Ltd., Class A	19,100	37,066
	Ningbo Joyson Electronic Corp., Class A	9,900	26,406
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	10,800	23,693
	North Huajin Chemical Industries Co. Ltd., Class A	20,100	18,324
	Northeast Securities Co. Ltd., Class A	37,100	42,125
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	11,000	13,041
	Offshore Oil Engineering Co. Ltd., Class A	62,700	55,015
	Opple Lighting Co. Ltd., Class A	6,900	19,686
	ORG Technology Co. Ltd., Class A	58,200	38,457
*	Orient Group, Inc., Class A	65,400	22,519
	Orient Overseas International Ltd.	24,000	401,045
Ω	Orient Securities Co. Ltd., Class H	58,800	36,828
*	Oriental Energy Co. Ltd., Class A	34,900	44,471
	Pacific Online Ltd.	71,000	6,063
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	8,000	22,430
	PAX Global Technology Ltd.	93,000	75,507
*	PCI Technology Group Co. Ltd., Class A	25,000	20,170
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	84,700	24,672
	PhiChem Corp., Class A	9,000	22,283
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	28,300	31,700
	Poly Property Group Co. Ltd.	484,637	116,322
*	Pou Sheng International Holdings Ltd.	269,000	25,041
	Prinx Chengshan Holding Ltd.	20,000	17,547
*	Q Technology Group Co. Ltd.	123,000	54,110
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	7,100	15,319
	Qingdao Gon Technology Co. Ltd., Class A	4,200	14,603
	Qingdao Hanhe Cable Co. Ltd., Class A	35,600	20,099
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	6,860	18,267
*	Qingdao Rural Commercial Bank Corp., Class A	67,800	28,473
	Qinhuangdao Port Co. Ltd., Class H	74,500	13,029
#*	Radiance Holdings Group Co. Ltd.	140,000	77,934
*	Realcan Pharmaceutical Group Co. Ltd., Class A	29,300	14,647
Ω	Red Star Macalline Group Corp. Ltd., Class H	46,520	19,018
*Ω	Redco Properties Group Ltd.	156,000	26,604
	Renhe Pharmacy Co. Ltd., Class A	26,500	24,639
	Renrui Human Resources Technology Holdings Ltd.	10,400	5,145
	Rianlon Corp., Class A	3,700	20,707
	Rongan Property Co. Ltd., Class A	54,000	25,180
*	Roshow Technology Co. Ltd., Class A	29,000	30,240
	Sailun Group Co. Ltd., Class A	33,100	52,155
	Sansure Biotech, Inc., Class A	9,291	23,497
	Sealand Securities Co. Ltd., Class A	103,000	61,600
#*	Seazen Group Ltd.	568,000	127,911
	S-Enjoy Service Group Co. Ltd.	32,000	21,581
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	36,450	41,521
	Shandong Bohui Paper Industrial Co. Ltd., Class A	20,800	19,892
*	Shandong Chenming Paper Holdings Ltd., Class H	93,000	30,466

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Dawn Polymer Co. Ltd., Class A	8,700	$19,394
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	15,100	21,228
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	37,700	36,748
*	Shandong Humon Smelting Co. Ltd., Class A	11,000	18,110
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	6,800	19,683
	Shandong Linglong Tyre Co. Ltd., Class A	18,100	61,063
	Shandong Pharmaceutical Glass Co. Ltd., Class A	6,700	24,411
	Shandong Sun Paper Industry JSC Ltd., Class A	33,000	55,539
	Shanghai AJ Group Co. Ltd., Class A	21,400	17,470
	Shanghai Construction Group Co. Ltd., Class A	135,800	56,476
	Shanghai Environment Group Co. Ltd., Class A	11,300	15,918
	Shanghai Industrial Holdings Ltd.	85,000	126,179
	Shanghai Industrial Urban Development Group Ltd.	312,800	18,099
	Shanghai Maling Aquarius Co. Ltd., Class A	15,300	16,975
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	17,300	39,024
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	121,800	221,072
*	Shanghai Runda Medical Technology Co. Ltd., Class A	15,800	29,748
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	12,100	18,338
	Shanghai Tunnel Engineering Co. Ltd., Class A	53,000	46,902
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	9,000	15,227
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	56,801	60,447
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	13,100	28,600
	Shanxi Blue Flame Holding Co. Ltd., Class A	27,700	30,943
	Shanxi Coking Co. Ltd., Class A	25,200	18,496
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	25,480	31,630
	Shanxi Meijin Energy Co. Ltd., Class A	44,200	48,098
	Shanxi Securities Co. Ltd., Class A	45,300	41,300
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	75,600	45,531
*	Shanying International Holding Co. Ltd., Class A	45,500	15,093
	Shenghe Resources Holding Co. Ltd., Class A	21,300	37,696
#*Ω	Shengjing Bank Co. Ltd., Class H	95,000	68,871
	Shengyuan Environmental Protection Co. Ltd., Class A	6,800	16,814
	Shenzhen Agricultural Products Group Co. Ltd., Class A	17,700	17,568
	Shenzhen Airport Co. Ltd., Class A	36,800	37,884
	Shenzhen Aisidi Co. Ltd., Class A	14,000	15,618
	Shenzhen Cereals Holdings Co. Ltd., Class A	20,900	23,852
	Shenzhen Das Intellitech Co. Ltd., Class A	40,900	20,046
	Shenzhen Desay Battery Technology Co., Class A	4,600	22,542
	Shenzhen Fortune Trend Technology Co. Ltd., Class A	2,108	42,021
	Shenzhen Gas Corp. Ltd., Class A	31,800	32,469
	Shenzhen Gongjin Electronics Co. Ltd., Class A	18,500	28,644
	Shenzhen Huaqiang Industry Co. Ltd., Class A	12,100	20,281
	Shenzhen International Holdings Ltd.	205,255	192,584
	Shenzhen Investment Ltd.	543,199	108,413
	Shenzhen Jinjia Group Co. Ltd., Class A	37,700	35,902
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	22,000	16,734
	Shenzhen Kinwong Electronic Co. Ltd., Class A	8,200	26,923
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	13,600	16,509
	Shenzhen Leaguer Co. Ltd., Class A	15,600	19,852
	Shenzhen Microgate Technology Co. Ltd., Class A	16,900	20,308
	Shenzhen MTC Co. Ltd., Class A	62,300	46,150
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	36,500	16,401
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	49,800	26,702
	Shenzhen Properties & Resources Development Group Ltd., Class A	13,300	19,433
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	12,700	21,290
	Shenzhen Sunway Communication Co. Ltd., Class A	6,000	15,802
	Shenzhen Tagen Group Co. Ltd., Class A	33,900	29,252
	Shenzhen Topband Co. Ltd., Class A	16,700	26,862
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	17,300	17,638

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	54,696	$39,268
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	11,400	41,083
	Shenzhen Zhenye Group Co. Ltd., Class A	14,700	10,532
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	59,400	48,009
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	39,800	40,073
*††	Shimao Group Holdings Ltd.	11,500	2,241
#	Shoucheng Holdings Ltd.	466,000	110,159
	Shougang Fushan Resources Group Ltd.	483,728	139,500
	Shui On Land Ltd.	776,500	86,876
	Sichuan Chengfei Integration Technology Corp., Class A	7,000	22,099
	Sichuan Development Lomon Co. Ltd., Class A	33,800	40,660
*	Sichuan Haite High-tech Co. Ltd., Class A	9,300	12,657
	Sichuan Hebang Biotechnology Co. Ltd., Class A	124,740	45,603
*	Sichuan Hexie Shuangma Co. Ltd., Class A	5,000	13,215
	Sichuan Yahua Industrial Group Co. Ltd., Class A	12,400	30,958
	SIIC Environment Holdings Ltd.	413,300	64,042
	Sinofert Holdings Ltd.	518,000	69,950
	Sinolink Securities Co. Ltd., Class A	18,400	25,149
	Sinopec Engineering Group Co. Ltd., Class H	225,500	101,769
	Sinopharm Group Co. Ltd., Class H	260,000	818,789
	Sino-Platinum Metals Co. Ltd., Class A	10,790	23,311
	Sinosteel Engineering & Technology Co. Ltd., Class A	25,100	34,957
	Sinotrans Ltd., Class H	409,000	164,558
	Sinotruk Jinan Truck Co. Ltd., Class A	14,420	36,078
	Skyworth Group Ltd.	269,978	123,379
*	SOHO China Ltd.	394,500	65,039
*††	South Manganese Investment Ltd.	131,000	6,232
	Southwest Securities Co. Ltd., Class A	72,100	47,896
*	STO Express Co. Ltd., Class A	17,500	28,577
	Sumavision Technologies Co. Ltd., Class A	25,100	20,839
	Sun Art Retail Group Ltd.	482,000	147,803
*	Sun King Technology Group Ltd.	234,000	56,765
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,300	29,267
	Suning Universal Co. Ltd., Class A	36,974	16,303
*††Ω	Sunshine 100 China Holdings Ltd.	231,000	2,044
*	Sunward Intelligent Equipment Co. Ltd., Class A	16,400	15,302
	Sunwoda Electronic Co. Ltd., Class A	20,500	47,245
	Suzhou Anjie Technology Co. Ltd., Class A	11,300	21,493
#	SY Holdings Group Ltd.	61,500	41,383
	Symphony Holdings Ltd.	280,000	32,326
*	Tangrenshen Group Co. Ltd., Class A	21,700	22,292
	Tangshan Jidong Cement Co. Ltd., Class A	27,800	31,809
	TangShan Port Group Co. Ltd., Class A	58,200	30,298
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	25,500	21,777
	TCL Electronics Holdings Ltd.	176,000	89,875
*	Tech-Bank Food Co. Ltd., Class A	34,600	24,411
	Tian An China Investment Co. Ltd.	115,000	60,376
	Tian Di Science & Technology Co. Ltd., Class A	50,500	40,395
*††	Tian Shan Development Holding Ltd.	62,000	2,941
	Tiande Chemical Holdings Ltd.	56,000	10,946
	Tiangong International Co. Ltd.	254,000	83,556
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	88,000	31,216
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	31,000	23,076
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	8,900	23,316
	Tianjin Teda Co. Ltd., Class A	32,100	20,536
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	11,000	11,323
*	Tianma Microelectronics Co. Ltd., Class A	11,700	15,350
	Tianshan Aluminum Group Co. Ltd., Class A	62,900	61,876
	Tianshui Huatian Technology Co. Ltd., Class A	36,000	48,364

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tofflon Science & Technology Group Co. Ltd., Class A	10,500	$32,041
	Tomson Group Ltd.	99,162	21,792
	Tong Ren Tang Technologies Co. Ltd., Class H	119,000	107,414
*	Tongdao Liepin Group	31,400	38,093
	TongFu Microelectronics Co. Ltd., Class A	14,800	45,061
*	Tongguan Gold Group Ltd.	82,000	7,991
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	24,300	14,807
	Tongling Nonferrous Metals Group Co. Ltd., Class A	142,300	64,827
	Tongyu Heavy Industry Co. Ltd., Class A	102,900	40,186
*	Topsec Technologies Group, Inc., Class A	14,700	19,836
	TravelSky Technology Ltd., Class H	49,000	94,100
*	Trigiant Group Ltd.	238,000	15,886
	Truking Technology Ltd., Class A	9,300	18,334
	Truly International Holdings Ltd.	310,000	38,734
	Unilumin Group Co. Ltd., Class A	16,800	18,577
*	United Energy Group Ltd.	1,410,000	178,123
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	16,000	32,394
	Valiant Co. Ltd., Class A	9,000	23,111
	Vatti Corp. Ltd., Class A	9,200	8,512
*Ω	Viva Biotech Holdings	209,000	46,255
*	Vnet Group, Inc., ADR	31,857	94,615
	Wanbangde Pharmaceutical Holding Group Co. Ltd., Class A	14,900	15,158
	Wangneng Environment Co. Ltd., Class A	8,300	18,903
	Wangsu Science & Technology Co. Ltd., Class A	43,600	41,514
	Wanguo International Mining Group Ltd.	38,000	13,584
	Wanxiang Qianchao Co. Ltd., Class A	44,640	34,879
	Wasion Holdings Ltd.	98,000	38,200
	Wasu Media Holding Co. Ltd., Class A	36,300	45,175
	Wellhope Foods Co. Ltd., Class A	18,100	24,535
	West China Cement Ltd.	528,000	54,275
	Western Securities Co. Ltd., Class A	59,400	59,819
	Winner Medical Co. Ltd., Class A	3,400	20,694
	Wolong Electric Group Co. Ltd., Class A	17,500	31,750
	Wuchan Zhongda Group Co. Ltd., Class A	60,523	43,485
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	14,200	19,317
	Wuhu Token Science Co. Ltd., Class A	27,900	24,076
	Wushang Group Co. Ltd., Class A	11,700	16,817
*	Wuxi Boton Technology Co. Ltd., Class A	10,500	30,624
*	Wuxi Taiji Industry Co. Ltd., Class A	17,400	17,553
	Xiamen Bank Co. Ltd., Class A	26,400	20,968
	Xiamen C & D, Inc., Class A	29,600	46,521
	Xiamen Intretech, Inc., Class A	9,500	25,563
	Xiamen ITG Group Corp. Ltd., Class A	19,700	21,881
	Xiamen Tungsten Co. Ltd., Class A	13,000	34,738
	Xiamen Xiangyu Co. Ltd., Class A	33,700	39,266
	Xianhe Co. Ltd., Class A	7,900	25,059
*	Xinchen China Power Holdings Ltd.	86,000	3,346
*	Xinfengming Group Co. Ltd., Class A	13,000	22,309
	Xingda International Holdings Ltd.	233,143	43,454
	Xingfa Aluminium Holdings Ltd.	46,000	39,539
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	205,000	30,362
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	45,300	46,939
#*	Xinte Energy Co. Ltd., Class H	69,600	137,974
*	Xinxiang Chemical Fiber Co. Ltd., Class A	42,300	20,315
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	78,600	47,438
	Xinyi Energy Holdings Ltd.	390,949	120,451
	Xinyu Iron & Steel Co. Ltd., Class A	32,400	20,063
	Xuji Electric Co. Ltd., Class A	8,700	27,664
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	4,900	22,376

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	9,200	$19,179
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	11,600	45,510
	Yeebo International Holdings Ltd.	102,000	38,203
	Yibin Tianyuan Group Co. Ltd., Class A	18,070	16,375
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	89,600	86,532
*	Yifan Pharmaceutical Co. Ltd., Class A	12,000	23,395
	Yip's Chemical Holdings Ltd.	78,000	19,632
	Yixintang Pharmaceutical Group Co. Ltd., Class A	6,700	24,054
	Yonfer Agricultural Technology Co. Ltd., Class A	24,300	39,481
	YongXing Special Materials Technology Co. Ltd., Class A	5,700	43,249
	Yotrio Group Co. Ltd., Class A	37,300	21,461
	Youngor Group Co. Ltd., Class A	49,300	49,280
*	Youzu Interactive Co. Ltd., Class A	18,400	34,469
	Yuexiu Property Co. Ltd.	288,000	380,068
	Yunda Holding Co. Ltd., Class A	34,200	49,775
	Yunnan Copper Co. Ltd., Class A	26,500	44,956
	Yunnan Tin Co. Ltd., Class A	23,600	55,033
	Zhaojin Mining Industry Co. Ltd., Class H	51,500	74,293
	Zhefu Holding Group Co. Ltd., Class A	80,600	48,518
*	Zhejiang Century Huatong Group Co. Ltd., Class A	106,800	79,037
	Zhejiang Communications Technology Co. Ltd., Class A	36,540	22,875
	Zhejiang Crystal-Optech Co. Ltd., Class A	26,100	42,026
	Zhejiang Hailiang Co. Ltd., Class A	17,900	30,998
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	34,800	38,529
	Zhejiang Huace Film & Television Co. Ltd., Class A	22,700	21,758
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	27,100	36,756
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	6,100	16,571
*	Zhejiang Jingu Co. Ltd., Class A	21,900	23,195
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	15,400	25,216
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	9,600	23,835
	Zhejiang Medicine Co. Ltd., Class A	19,100	30,150
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	8,700	21,647
	Zhejiang Runtu Co. Ltd., Class A	28,700	28,456
	Zhejiang Semir Garment Co. Ltd., Class A	39,800	36,153
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	5,400	17,978
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	22,300	20,363
*	Zhejiang Wanliyang Co. Ltd., Class A	16,100	21,197
	Zhejiang Wanma Co. Ltd., Class A	15,200	23,533
	Zhejiang Windey Co. Ltd., Class A	11,000	20,552
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	11,600	20,385
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	13,160	21,648
	Zhejiang Yinlun Machinery Co. Ltd., Class A	14,100	33,966
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	53,400	48,796
	Zhihu, Inc.	7,200	18,352
*	Zhong An Group Ltd.	445,000	9,240
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	53,700	42,873
	Zhongsheng Group Holdings Ltd.	103,000	361,886
*Ω	Zhongyuan Bank Co. Ltd., Class H	145,000	7,151
#*Ω	Zhou Hei Ya International Holdings Co. Ltd.	200,000	84,291
*	Zhuguang Holdings Group Co. Ltd.	28,000	2,483
	Zhuhai Huafa Properties Co. Ltd., Class A	22,100	34,086
	Zhuzhou Kibing Group Co. Ltd., Class A	32,000	41,059
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	269,800	147,712
TOTAL CHINA			44,246,585
COLOMBIA — (0.0%)
	Grupo Argos SA	23,568	58,154

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Mineros SA	34,702	$16,904
TOTAL COLOMBIA			75,058
DENMARK — (1.9%)
	Alm Brand AS	302,698	482,427
	BankNordik P/F	1,321	29,527
*	Bavarian Nordic AS	26,100	559,976
*	Brodrene Hartmann AS	569	23,792
	Columbus AS	23,788	22,589
	D/S Norden AS	9,351	468,429
	Dfds AS	13,634	488,783
	FLSmidth & Co. AS	16,728	791,464
	Gabriel Holding AS	100	5,706
*	GN Store Nord AS	28,068	748,427
	GronlandsBANKEN AS	210	19,826
	H Lundbeck AS	97,184	482,368
	H Lundbeck AS, Class A	24,658	110,584
*	H+H International AS, Class B	6,441	80,552
	ISS AS	44,132	891,741
*	Jyske Bank AS	18,173	1,374,691
	Matas AS	13,030	191,478
*Ω	Netcompany Group AS	8,994	417,489
*	Nilfisk Holding AS	3,531	66,503
*	NKT AS	19,205	1,097,302
	North Media AS	2,598	24,140
	Per Aarsleff Holding AS	6,619	314,175
	Ringkjoebing Landbobank AS	9,223	1,312,532
	Rockwool AS, Class A	1,310	350,594
	Rockwool AS, Class B	2,344	630,440
*	RTX AS	1,806	27,600
Ω	Scandinavian Tobacco Group AS, Class A	18,116	315,121
	Schouw & Co. AS	4,623	366,840
	Solar AS, Class B	1,665	124,464
	SP Group AS	2,158	74,366
	Spar Nord Bank AS	34,913	555,139
	Sparekassen Sjaelland-Fyn AS	4,505	120,988
	Sydbank AS	19,669	943,291
	TORM PLC, Class A	9,929	244,387
	Vestjysk Bank AS	59,255	31,952
TOTAL DENMARK			13,789,683
FINLAND — (1.6%)
	Aktia Bank Oyj	15,532	160,552
	Alandsbanken Abp, Class B	2,284	86,356
	Anora Group Oyj	6,620	34,362
	Apetit Oyj	1,113	15,814
	Aspo Oyj	4,867	36,747
	Atria Oyj	3,506	36,935
	Bittium Oyj	5,009	21,940
	Cargotec Oyj, Class B	10,303	492,074
	Digia Oyj	4,078	26,092
Ω	Enento Group Oyj	3,980	96,563
	Fiskars Oyj Abp	10,410	185,557
	Fortum Oyj	36,216	490,265
	Glaston Oyj Abp	8,852	8,639
*	HKScan Oyj, Class A	16,407	13,339
	Huhtamaki Oyj	25,055	890,643
	Kamux Corp.	1,769	10,176

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Kemira Oyj	32,084	$503,258
	Kesko Oyj, Class A	4,279	85,715
	Kesko Oyj, Class B	9,090	181,879
	Konecranes Oyj	14,581	529,971
	Lassila & Tikanoja Oyj	10,732	115,216
	Metsa Board Oyj, Class A	2,149	22,057
	Metsa Board Oyj, Class B	48,951	394,930
	NoHo Partners Oyj	1,625	16,250
	Nokian Renkaat Oyj	28,713	267,064
	Olvi Oyj, Class A	3,777	120,218
	Oma Saastopankki Oyj	2,569	61,768
	Oriola Oyj, Class A	4,300	5,616
	Oriola Oyj, Class B	39,268	47,822
	Outokumpu Oyj	104,294	539,581
*	Pihlajalinna Oyj	6,174	58,627
	Ponsse Oyj	730	25,600
	Raisio Oyj, Class V	36,679	77,541
	Rapala VMC Oyj	4,631	16,168
Ω	Rovio Entertainment Oyj	5,102	51,617
	Sanoma Oyj	19,907	157,499
	Scanfil Oyj	3,530	40,675
*	SRV Group Oyj	786	3,288
	Stora Enso Oyj, Class R	124,293	1,523,740
	Taaleri Oyj	5,902	63,057
*	Teleste Oyj	3,463	13,577
Ω	Terveystalo Oyj	14,794	120,086
	TietoEVRY Oyj	23,793	607,021
	Tokmanni Group Corp.	8,641	133,445
	Uponor Oyj	12,990	411,056
	Valmet Oyj	42,978	1,140,023
	Wartsila Oyj Abp	106,918	1,343,199
*	WithSecure Oyj	25,449	28,074
	YIT Oyj	27,688	66,807
TOTAL FINLAND			11,378,499
FRANCE — (4.5%)
	AKWEL	2,712	48,828
Ω	ALD SA	36,169	384,277
	Alstom SA	63,514	1,944,814
Ω	Amundi SA	15,034	922,568
	Arkema SA	15,265	1,646,162
	Assystem SA	1,526	76,779
*	Atos SE	30,408	315,861
	Axway Software SA	1,894	49,746
	Beneteau SA	9,933	162,173
	Bigben Interactive	4,235	22,049
	Boiron SA	1,406	77,799
	Bonduelle SCA	2,558	30,447
	Bouygues SA	56,576	2,026,640
	Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	448	26,585
	Carrefour SA	24,504	489,863
	CBo Territoria	11,180	43,892
	Cegedim SA	2,088	49,118
*	CGG SA	205,970	144,913
	Chargeurs SA	4,389	53,965
	Cie des Alpes	6,017	88,485
	Cie Plastic Omnium SA	14,248	277,477
	Clariane SE	12,861	100,146
	Coface SA	34,135	500,040

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Derichebourg SA	27,304	$168,341
	Eiffage SA	20,030	2,083,872
*	Ekinops SAS	2,652	23,347
*Ω	Elior Group SA	41,700	106,278
	Elis SA	58,949	1,217,893
	Eramet SA	1,503	126,547
	Etablissements Maurel et Prom SA	22,578	106,484
	Eurazeo SE	10,854	662,742
Ω	Euronext NV	9,322	709,532
	Eutelsat Communications SA	24,126	162,517
	Exel Industries, Class A	396	23,428
	Fnac Darty SA	2,442	85,131
*	Forvia	42,132	1,058,729
*	GL Events	2,532	51,266
	Groupe Crit	1,048	90,361
	Groupe SFPI	8,334	17,623
	Guerbet	1,473	34,599
	HEXAOM	1,004	16,773
	Imerys SA	10,388	360,725
	IPSOS	11,856	592,681
	Jacquet Metals SACA	4,886	97,489
*	JCDecaux SE	4,571	85,657
	Laurent-Perrier	749	101,313
	Linedata Services	173	10,883
	LISI	3,548	92,741
	LNA Sante SA	1,202	38,700
Ω	Maisons du Monde SA	4,257	44,698
	Manitou BF SA	2,169	62,608
	Mersen SA	6,943	326,784
	Metropole Television SA	5,318	75,121
*	Nacon SA	2,753	6,002
	Nexity SA	7,764	131,463
	NRJ Group	6,338	47,936
*	OL Groupe SA	4,185	13,796
	Quadient SA	11,111	247,712
	Renault SA	55,113	2,420,653
	Rexel SA	53,173	1,282,653
	Rothschild & Co.	10,368	440,455
	Samse SACA	262	54,441
	Savencia SA	1,752	104,430
	SCOR SE	40,167	1,200,409
	SEB SA	5,488	614,359
	Seche Environnement SA	1,014	129,833
	SES SA	57,867	374,891
*Ω	SMCP SA	13,403	100,564
	Societe BIC SA	4,041	247,045
	Societe LDC SA	825	115,133
	Sopra Steria Group SACA	3,374	733,626
	Stef SA	927	112,369
	Synergie SE	2,390	86,603
	Technip Energies NV	32,441	739,395
	Television Francaise 1	14,457	118,226
	Totalenergies EP Gabon	282	55,785
	Trigano SA	2,049	300,037
*	Ubisoft Entertainment SA	12,276	412,863
	Valeo	53,608	1,211,765
*	Vallourec SA	36,491	476,092
	Vicat SA	4,179	142,055
	VIEL & Cie SA	3,477	29,455

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Vivendi SE	170,465	$1,521,971
*	Voltalia SA	1,738	30,199
	Vranken-Pommery Monopole SA	1,043	20,536
*Ω	Worldline SA	1,475	58,468
*Ω	X-Fab Silicon Foundries SE	17,602	213,353
TOTAL FRANCE			31,912,063
GERMANY — (5.5%)
	1&1 AG	5,738	65,418
	7C Solarparken AG	17,690	73,920
#*	Adtran Networks SE	1,716	37,723
	All for One Group SE	212	9,114
	AlzChem Group AG	1,011	21,496
Ω	Aumann AG	2,278	33,538
	Aurubis AG	9,174	863,569
#	BayWa AG	4,365	182,929
Ω	Befesa SA	5,892	225,808
	Bertrandt AG	898	47,157
	Bijou Brigitte AG	1,477	74,553
	Bilfinger SE	9,612	347,995
*	Borussia Dortmund GmbH & Co. KGaA	25,902	123,690
	Brenntag SE	25,927	2,011,536
	CANCOM SE	4,396	126,573
*	CECONOMY AG	104,272	312,446
	Cewe Stiftung & Co. KGAA	1,803	186,348
	Commerzbank AG	191,385	2,289,247
	Continental AG	27,863	2,224,572
*Ω	Covestro AG	52,882	2,840,762
	CropEnergies AG	8,453	85,040
	Deutz AG	41,097	226,129
	Draegerwerk AG & Co. KGaA	853	37,870
	Duerr AG	11,658	363,735
Ω	DWS Group GmbH & Co. KGaA	7,251	254,559
	EDAG Engineering Group AG	1,985	23,693
	Elmos Semiconductor SE	918	81,765
	ElringKlinger AG	8,846	75,860
#*	Encavis AG	8,688	145,679
	Evonik Industries AG	46,390	960,876
#*	flatexDEGIRO AG	12,319	121,437
	FORTEC Elektronik AG	585	18,276
*	Fraport AG Frankfurt Airport Services Worldwide	8,317	439,428
	Freenet AG	36,293	898,367
	Fresenius Medical Care AG & Co. KGaA	47,923	2,488,857
	FUCHS SE	7,576	250,059
	GEA Group AG	18,815	798,543
	Gerresheimer AG	8,611	1,019,919
	Gesco SE	2,252	56,238
	H&R GmbH & Co. KGaA	4,152	24,049
	Hamburger Hafen und Logistik AG	5,313	69,834
	Heidelberg Materials AG	41,205	3,339,576
#*	Heidelberger Druckmaschinen AG	44,000	70,115
	Hornbach Holding AG & Co. KGaA	2,788	225,508
	Indus Holding AG	555	14,853
	Init Innovation in Traffic Systems SE	890	30,440
Ω	Instone Real Estate Group SE	18,760	130,362
	Jenoptik AG	14,474	468,156
Ω	JOST Werke SE	3,772	219,778
	K&S AG	49,495	945,027
	KION Group AG	12,675	531,121

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Kloeckner & Co. SE	24,048	$254,700
	Knaus Tabbert AG	425	28,005
*	Koenig & Bauer AG	4,875	93,560
	Kontron AG	8,109	176,365
	Krones AG	4,274	515,028
	KSB SE & Co. KGaA	62	44,374
	KWS Saat SE & Co. KGaA	3,267	205,677
	Lanxess AG	16,709	563,531
*	LPKF Laser & Electronics SE	3,178	28,065
*	Mediclin AG	5,270	17,857
*	METRO AG	19,123	166,278
	MLP SE	21,361	128,166
	Mutares SE & Co. KGaA	2,158	52,083
	OHB SE	1,667	58,022
	PATRIZIA SE	4,348	44,483
	Pfeiffer Vacuum Technology AG	218	36,097
	ProSiebenSat.1 Media SE	31,086	309,035
	Puma SE	9,769	660,201
*	q.beyond AG	32,252	23,761
	RTL Group SA	7,568	326,900
	SAF-Holland SE	5,757	82,265
	Salzgitter AG	11,280	390,914
	Schloss Wachenheim AG	674	12,176
#*	SGL Carbon SE	14,958	125,149
*	Siemens Energy AG	59,809	1,013,262
	Siltronic AG	4,010	353,011
	Sixt SE	3,672	442,775
#	SNP Schneider-Neureither & Partner SE	19	700
	Software AG	9,881	339,242
	Stabilus SE	7,542	429,984
	Suedzucker AG	22,772	394,235
	SUESS MicroTec SE	4,556	113,667
	Surteco Group SE	1,940	37,722
*	SUSE SA	2,113	24,890
	Synlab AG	10,059	99,623
	Takkt AG	8,473	121,732
*	Talanx AG	16,074	984,369
	Technotrans SE	2,069	60,542
	Telefonica Deutschland Holding AG	255,153	687,479
	thyssenkrupp AG	117,165	931,505
	United Internet AG	15,148	226,782
*	Vitesco Technologies Group AG, Class A	6,137	524,860
	Vossloh AG	2,264	101,528
	Wacker Chemie AG	3,997	621,085
	Wacker Neuson SE	10,588	274,638
	Wuestenrot & Wuerttembergische AG	8,935	154,632
	Zeal Network SE	2,572	99,035
TOTAL GERMANY			38,893,533
GREECE — (0.1%)
*	Aegean Airlines SA	775	11,126
*	Alpha Services & Holdings SA	121,392	218,616
	Bank of Greece	3,495	65,727
	ElvalHalcor SA	7,892	19,592
	GEK Terna Holding Real Estate Construction SA	918	14,472
	Helleniq Energy Holdings SA	9,333	82,932
	Intracom Holdings SA	11,350	26,079
*	LAMDA Development SA	7,984	62,464
	Motor Oil Hellas Corinth Refineries SA	5,663	143,118

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Mytilineos SA	757	$31,503
*	Piraeus Financial Holdings SA	30,166	114,260
	Sarantis SA	2,655	22,216
	Thrace Plastics Holding & Co.	2,463	14,142
	Titan Cement International SA	5,589	117,529
TOTAL GREECE			943,776
HONG KONG — (1.4%)
	Analogue Holdings Ltd.	42,000	7,606
	Asia Financial Holdings Ltd.	32,000	13,771
	ASMPT Ltd.	63,100	615,483
	Associated International Hotels Ltd.	12,000	12,405
	Bank of East Asia Ltd.	307,200	471,654
*	Blue River Holdings Ltd.	290,000	11,790
*	BOCOM International Holdings Co. Ltd.	275,000	14,384
	Bright Smart Securities & Commodities Group Ltd.	176,000	42,590
*††	Brightoil Petroleum Holdings Ltd.	238,000	0
	Build King Holdings Ltd.	120,000	15,993
*††	Burwill Holdings Ltd.	664,000	0
#*	Cathay Pacific Airways Ltd.	255,909	290,504
*	Century City International Holdings Ltd.	360,000	11,786
	Cheuk Nang Holdings Ltd.	37,997	8,758
	Chevalier International Holdings Ltd.	20,000	18,251
*	China Energy Development Holdings Ltd.	2,198,000	20,817
	Chow Sang Sang Holdings International Ltd.	103,000	120,132
	CITIC Telecom International Holdings Ltd.	397,000	159,455
Ω	Crystal International Group Ltd.	149,500	54,273
	CSI Properties Ltd.	1,310,000	22,709
*††	CTEG	532,000	0
*††	CW Group Holdings Ltd.	183,500	0
	Dah Sing Banking Group Ltd.	100,400	75,216
	Dah Sing Financial Holdings Ltd.	31,200	77,083
	Eagle Nice International Holdings Ltd.	36,000	20,780
*††	EcoGreen International Group Ltd.	84,000	3,838
	Emperor International Holdings Ltd.	270,000	18,864
	Emperor Watch & Jewellery Ltd.	790,000	19,927
*	Esprit Holdings Ltd.	775,000	56,811
	Far East Consortium International Ltd.	297,223	70,259
	First Pacific Co. Ltd.	560,000	203,035
*Ω	FIT Hon Teng Ltd.	386,000	67,589
	Giordano International Ltd.	44,000	15,656
	Great Eagle Holdings Ltd.	60,527	113,033
	Guotai Junan International Holdings Ltd.	796,000	68,684
#*	Haitong International Securities Group Ltd.	609,922	57,228
	Hang Lung Group Ltd.	107,000	167,326
	Hang Lung Properties Ltd.	512,000	799,000
	Hanison Construction Holdings Ltd.	105,877	14,973
*	Harbour Centre Development Ltd.	17,000	15,754
	HKBN Ltd.	197,500	107,889
	HKR International Ltd.	251,040	62,957
	Hon Kwok Land Investment Co. Ltd.	54,000	13,495
*	Hongkong & Shanghai Hotels Ltd.	121,716	108,941
Ω	Honma Golf Ltd.	28,000	11,920
*††	Hsin Chong Group Holdings Ltd.	532,000	0
Ω	Impro Precision Industries Ltd.	75,000	25,921
*	IRC Ltd.	1,822,000	21,734
*	ITC Properties Group Ltd.	84,761	9,302
	Johnson Electric Holdings Ltd.	85,290	117,580
	K Wah International Holdings Ltd.	318,000	104,155

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*	Kader Holdings Co. Ltd.	98,000	$6,227
	Kerry Logistics Network Ltd.	131,500	162,366
	Kerry Properties Ltd.	146,000	315,647
	Kowloon Development Co. Ltd.	105,000	110,602
*	Lai Sun Development Co. Ltd.	88,200	15,498
*	Lai Sun Garment International Ltd.	136,459	23,644
	Liu Chong Hing Investment Ltd.	40,000	31,265
*††	Long Well International Holdings Ltd.	1,212,000	0
	Luk Fook Holdings International Ltd.	97,000	256,110
*	Midland Holdings Ltd.	187,517	18,340
	Modern Dental Group Ltd.	47,000	19,044
*	Mongolian Mining Corp.	162,000	50,273
*	NagaCorp Ltd.	242,000	152,438
	New World Development Co. Ltd.	372,000	919,945
*††	Pacific Andes International Holdings Ltd.	668,000	0
	Pacific Basin Shipping Ltd.	1,212,000	394,591
*	Pacific Century Premium Developments Ltd.	301,000	13,932
*	Paliburg Holdings Ltd.	86,000	13,478
	PC Partner Group Ltd.	64,000	31,900
	Pico Far East Holdings Ltd.	278,000	48,610
	Public Financial Holdings Ltd.	116,000	29,918
*	Regal Hotels International Holdings Ltd.	68,000	26,978
Ω	Regina Miracle International Holdings Ltd.	29,000	10,801
	SAS Dragon Holdings Ltd.	64,000	25,708
*	Shangri-La Asia Ltd.	208,000	173,569
*	Shin Hwa World Ltd.	385,200	3,952
*	Shun Tak Holdings Ltd.	362,000	60,668
	SmarTone Telecommunications Holdings Ltd.	69,500	42,039
	Soundwill Holdings Ltd.	23,500	18,143
	Stella International Holdings Ltd.	138,500	136,085
	Swire Pacific Ltd., Class A	105,000	877,720
	Swire Pacific Ltd., Class B	175,000	234,393
	Tao Heung Holdings Ltd.	133,000	13,433
*	Television Broadcasts Ltd.	46,600	29,376
*††	Tenwow International Holdings Ltd.	120,000	0
	Texhong International Group Ltd.	64,500	47,588
	Texwinca Holdings Ltd.	278,000	44,281
*	Tongda Group Holdings Ltd.	1,935,000	23,924
	Town Health International Medical Group Ltd.	650,000	26,734
	Transport International Holdings Ltd.	42,371	54,542
	United Laboratories International Holdings Ltd.	274,000	219,772
††	Untrade.Genting Hk	331,000	3,302
*	Vedan International Holdings Ltd.	80,000	3,593
	VSTECS Holdings Ltd.	192,000	97,435
*	Wai Kee Holdings Ltd.	72,000	13,915
*	Wang On Group Ltd.	1,400,000	10,301
Ω	WH Group Ltd.	1,552,160	847,154
	Wing Tai Properties Ltd.	72,000	30,601
*	Xingye Alloy Materials Group Ltd.	84,000	11,334
	YTO International Express & Supply Chain Technology Ltd.	28,000	5,806
	Yue Yuen Industrial Holdings Ltd.	120,000	160,783
*	Yunfeng Financial Group Ltd.	58,000	9,221
TOTAL HONG KONG			10,238,290
HUNGARY — (0.0%)
	Richter Gedeon Nyrt	7,511	189,538
INDIA — (5.6%)
	360 ONE WAM Ltd.	8,069	51,154

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Aarti Drugs Ltd.	8,695	$62,915
	Aarti Industries Ltd.	18,622	106,064
*	Aarti Pharmalabs Ltd.	4,656	19,814
	Action Construction Equipment Ltd.	10,111	89,161
	ADF Foods Ltd.	3,088	41,289
	Advanced Enzyme Technologies Ltd.	6,791	27,188
	Aegis Logistics Ltd.	31,470	147,062
	AGI Greenpac Ltd.	5,757	43,818
	Agro Tech Foods Ltd.	2,464	25,826
	Ahluwalia Contracts India Ltd.	6,104	53,663
	AIA Engineering Ltd.	5,531	234,334
	Ajanta Pharma Ltd.	7,609	157,380
	Alembic Ltd.	15,848	16,004
	Alembic Pharmaceuticals Ltd.	10,543	99,255
	Alkem Laboratories Ltd.	714	34,599
	Allcargo Logistics Ltd.	14,247	54,266
	Allcargo Terminals Ltd.	14,247	10,633
	Amara Raja Batteries Ltd.	9,138	70,437
*	Amber Enterprises India Ltd.	1,643	48,405
	Anant Raj Ltd.	19,359	47,630
	Andhra Sugars Ltd.	14,285	19,020
	Angel One Ltd.	2,662	49,999
	Apar Industries Ltd.	4,076	186,174
	Apollo Tyres Ltd.	82,490	434,481
*	Arvind Fashions Ltd.	6,635	26,285
*	Arvind Ltd.	42,016	70,295
	Ashiana Housing Ltd.	6,346	15,922
*	Ashoka Buildcon Ltd.	23,322	28,365
*Ω	Aster DM Healthcare Ltd.	27,926	106,007
	Astra Microwave Products Ltd.	16,574	75,414
	Atul Ltd.	1,576	130,308
	AurionPro Solutions Ltd.	1,422	19,793
	Aurobindo Pharma Ltd.	63,939	640,547
	Automotive Axles Ltd.	1,036	27,059
	Bajaj Consumer Care Ltd.	16,880	44,624
*	Bajaj Hindusthan Sugar Ltd.	245,227	48,552
	Balaji Amines Ltd.	452	12,052
	Balkrishna Industries Ltd.	3,899	120,534
	Balmer Lawrie & Co. Ltd.	19,247	35,726
	Balrampur Chini Mills Ltd.	29,626	145,697
	Banco Products India Ltd.	7,771	33,480
	Bank of Baroda	29,303	72,184
	Bank of India	114,507	119,215
	Bank of Maharashtra	144,375	59,093
	Bannari Amman Sugars Ltd.	902	31,052
	BASF India Ltd.	703	23,459
*	BEML Land Assets Ltd.	3,201	6,161
	BEML Ltd.	3,201	78,082
	Bhansali Engineering Polymers Ltd.	18,456	19,442
	Bharat Bijlee Ltd.	553	25,482
	Bharat Dynamics Ltd.	6,265	93,744
	Bharat Electronics Ltd.	592,686	943,046
	Bharat Heavy Electricals Ltd.	200,182	255,260
	Birla Corp. Ltd.	6,464	96,785
	Birlasoft Ltd.	29,082	150,989
	Bombay Burmah Trading Co.	4,849	67,173
*	Borosil Ltd.	2,401	13,533
	Brigade Enterprises Ltd.	23,418	168,716
	Brightcom Group Ltd.	163,944	50,060

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	BSE Ltd.	10,692	$105,761
*	Camlin Fine Sciences Ltd.	19,146	36,503
	Canara Bank	94,771	397,356
	Caplin Point Laboratories Ltd.	3,997	44,284
	Care Ratings Ltd.	4,579	40,503
	CCL Products India Ltd.	15,057	112,446
	Ceat Ltd.	6,015	181,466
*	Central Bank of India Ltd.	119,974	44,272
	Century Enka Ltd.	3,444	18,007
	Century Textiles & Industries Ltd.	10,821	142,281
	Cera Sanitaryware Ltd.	772	71,310
	Chambal Fertilisers & Chemicals Ltd.	36,837	124,251
††	Chennai Super Kings Cricket Ltd.	33,314	171
	Cholamandalam Financial Holdings Ltd.	21,356	253,006
	CIE Automotive India Ltd.	29,639	183,246
	Cigniti Technologies Ltd.	3,813	36,282
	City Union Bank Ltd.	83,557	135,775
Ω	Cochin Shipyard Ltd.	8,018	65,313
	Container Corp. of India Ltd.	22,302	188,448
	Coromandel International Ltd.	25,282	317,394
*	Cosmo First Ltd.	4,186	31,600
*	CSB Bank Ltd.	17,397	63,114
	Cyient Ltd.	10,755	192,407
*	D B Realty Ltd.	19,709	20,609
	Dalmia Bharat Ltd.	18,022	428,353
	Dalmia Bharat Sugar & Industries Ltd.	5,261	24,258
	DB Corp. Ltd.	16,814	44,827
	DCB Bank Ltd.	58,753	87,806
	DCM Shriram Ltd.	7,541	77,018
	DCW Ltd.	37,568	20,480
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,127	93,822
	Delta Corp. Ltd.	21,699	52,817
	Dhampur Sugar Mills Ltd.	11,450	38,434
	Dhanuka Agritech Ltd.	3,371	30,968
Ω	Dilip Buildcon Ltd.	7,058	22,939
*	Dish TV India Ltd.	75,147	16,202
	Dollar Industries Ltd.	4,294	22,672
	Dwarikesh Sugar Industries Ltd.	19,117	21,361
	Dynamatic Technologies Ltd.	486	23,417
	eClerx Services Ltd.	4,926	103,561
	EID Parry India Ltd.	19,753	118,964
*	EIH Associated Hotels	1,808	10,973
*	EIH Ltd.	35,168	90,888
	Electrosteel Castings Ltd.	104,310	74,552
Ω	Endurance Technologies Ltd.	5,726	117,261
	Engineers India Ltd.	58,317	112,052
	EPL Ltd.	28,442	78,529
*Ω	Equitas Small Finance Bank Ltd.	56,690	65,586
Ω	Eris Lifesciences Ltd.	7,443	71,971
	Escorts Kubota Ltd.	8,711	269,844
	Everest Industries Ltd.	1,612	18,829
	Everest Kanto Cylinder Ltd.	6,320	9,092
*	Exide Industries Ltd.	88,153	269,628
*	FDC Ltd.	12,195	51,077
	Federal Bank Ltd.	390,779	646,659
*	Federal-Mogul Goetze India Ltd.	4,153	18,192
	FIEM Industries Ltd.	693	16,227
	Filatex India Ltd.	27,476	12,895
	Finolex Cables Ltd.	15,463	199,216

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Finolex Industries Ltd.	48,381	$117,740
	Firstsource Solutions Ltd.	58,361	102,955
	Force Motors Ltd.	1,050	32,604
*	Fortis Healthcare Ltd.	95,930	408,708
	Gabriel India Ltd.	17,080	46,807
	GAIL India Ltd.	563,053	819,346
*	Ganesh Housing Corp. Ltd.	2,638	14,383
	Garden Reach Shipbuilders & Engineers Ltd.	6,204	46,911
	Gateway Distriparks Ltd.	33,716	32,301
*	Gati Ltd.	5,798	10,118
*	GE T&D India Ltd.	10,963	33,754
Ω	General Insurance Corp. of India	17,947	45,011
	Genus Power Infrastructures Ltd.	32,993	73,254
	GHCL Ltd.	16,967	110,149
	GHCL Textiles Ltd.	16,967	15,554
	Glenmark Pharmaceuticals Ltd.	33,446	322,323
	Godawari Power & Ispat Ltd.	12,579	87,005
	Godfrey Phillips India Ltd.	2,468	64,301
Ω	Godrej Agrovet Ltd.	7,864	46,436
*	Godrej Industries Ltd.	9,179	53,272
	Goodyear India Ltd.	1,451	24,919
	Granules India Ltd.	32,878	129,287
	Graphite India Ltd.	11,951	63,060
	Grauer & Weil India Ltd.	10,217	14,415
	Great Eastern Shipping Co. Ltd.	27,406	263,381
	Greaves Cotton Ltd.	24,203	40,085
	Greenpanel Industries Ltd.	9,316	38,350
	Greenply Industries Ltd.	10,082	20,749
	Gujarat Alkalies & Chemicals Ltd.	7,842	62,914
	Gujarat Ambuja Exports Ltd.	12,280	39,094
	Gujarat Fluorochemicals Ltd.	1,111	36,820
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	18,866	136,285
	Gujarat Pipavav Port Ltd.	48,693	74,125
	Gujarat State Petronet Ltd.	61,353	216,201
	Gulf Oil Lubricants India Ltd.	1,725	11,051
*	Hathway Cable & Datacom Ltd.	125,245	24,286
	HBL Power Systems Ltd.	29,816	69,886
*	HealthCare Global Enterprises Ltd.	10,118	40,256
	HEG Ltd.	2,257	49,556
	HeidelbergCement India Ltd.	15,130	33,273
	Heritage Foods Ltd.	8,870	26,634
	Hero MotoCorp Ltd.	5,217	203,799
	HFCL Ltd.	147,411	114,351
	HG Infra Engineering Ltd.	2,873	33,149
	Hikal Ltd.	9,005	31,041
	HIL Ltd.	1,013	37,892
	Himadri Speciality Chemical Ltd.	64,558	110,400
	Himatsingka Seide Ltd.	11,567	17,213
	Hindustan Aeronautics Ltd.	4,197	202,395
	Hindustan Copper Ltd.	24,909	42,948
*	Hindware Home Innovation Ltd.	3,544	27,439
	Honda India Power Products Ltd.	598	16,001
	Huhtamaki India Ltd.	2,798	8,917
	I G Petrochemicals Ltd.	4,882	25,766
	ICRA Ltd.	909	61,995
*	IDFC First Bank Ltd.	736,597	782,599
	IDFC Ltd.	299,310	431,601
*	IFB Industries Ltd.	2,317	23,438
*	Igarashi Motors India Ltd.	1,465	9,504

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	IIFL Securities Ltd.	26,423	$21,176
	India Cements Ltd.	43,951	117,573
	India Glycols Ltd.	3,432	25,734
	Indian Bank	62,818	266,703
	Indian Metals & Ferro Alloys Ltd.	4,203	18,325
*	Indian Overseas Bank	360,585	115,427
	Indo Count Industries Ltd.	12,207	32,466
	Indoco Remedies Ltd.	6,798	26,216
*	Indus Towers Ltd.	89,124	186,648
	IndusInd Bank Ltd.	4,637	80,057
*	Inox Wind Ltd.	12,758	32,813
	Insecticides India Ltd.	3,251	16,955
	Intellect Design Arena Ltd.	12,705	103,035
	IOL Chemicals & Pharmaceuticals Ltd.	5,999	28,667
	Ipca Laboratories Ltd.	29,641	315,538
Ω	IRCON International Ltd.	51,030	60,252
	ISGEC Heavy Engineering Ltd.	2,196	19,645
	ITD Cementation India Ltd.	8,815	19,899
	J Kumar Infraprojects Ltd.	9,206	40,530
	Jagran Prakashan Ltd.	18,748	23,429
	Jai Corp. Ltd.	12,215	26,796
*	Jammu & Kashmir Bank Ltd.	63,698	52,210
	Jamna Auto Industries Ltd.	6,298	8,587
	Jindal Poly Films Ltd.	3,854	29,648
	Jindal Saw Ltd.	53,430	213,177
	Jindal Stainless Ltd.	110,462	540,758
	Jindal Steel & Power Ltd.	101,247	824,464
	JK Cement Ltd.	5,781	231,196
	JK Lakshmi Cement Ltd.	14,023	103,807
	JK Paper Ltd.	21,843	87,935
	JK Tyre & Industries Ltd.	17,886	57,833
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,564	18,200
	JSW Energy Ltd.	118,534	415,566
	JTEKT India Ltd.	11,906	22,586
	Jubilant Ingrevia Ltd.	13,841	70,078
	Jubilant Pharmova Ltd.	11,620	53,458
*	Just Dial Ltd.	5,109	47,984
	Jyothy Labs Ltd.	34,605	130,503
	Kalpataru Projects International Ltd.	17,626	134,624
	Kalyani Steels Ltd.	7,765	40,166
	Kansai Nerolac Paints Ltd.	24,754	100,875
	Karnataka Bank Ltd.	80,186	202,685
	Karur Vysya Bank Ltd.	100,489	152,791
	Kaveri Seed Co. Ltd.	4,744	33,637
	KCP Ltd.	19,493	27,330
	KEC International Ltd.	25,269	195,238
	KEI Industries Ltd.	10,152	300,348
*	Kesoram Industries Ltd.	39,318	34,467
	Kewal Kiran Clothing Ltd.	3,197	25,889
	Kirloskar Brothers Ltd.	5,401	50,396
	Kirloskar Ferrous Industries Ltd.	9,588	60,745
	Kirloskar Oil Engines Ltd.	10,569	58,014
	Kitex Garments Ltd.	5,027	11,767
	KNR Constructions Ltd.	27,447	82,716
	Kolte-Patil Developers Ltd.	5,519	29,021
	Kovai Medical Center & Hospital	843	27,612
	KPR Mill Ltd.	11,903	92,608
	KRBL Ltd.	16,796	79,759
	Krsnaa Diagnostics Ltd.	2,294	14,571

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	LA Opala RG Ltd.	7,436	$42,626
	Lakshmi Machine Works Ltd.	568	97,512
Ω	Laurus Labs Ltd.	4,269	18,274
	LG Balakrishnan & Bros Ltd.	7,187	92,651
	LT Foods Ltd.	40,174	87,740
	Lumax Auto Technologies Ltd.	4,253	19,327
	Lupin Ltd.	42,305	506,336
*	LUX Industries Ltd.	628	12,206
	Maharashtra Seamless Ltd.	14,386	93,979
	Mahindra Lifespace Developers Ltd.	15,138	95,101
	Maithan Alloys Ltd.	1,484	21,232
	Man Infraconstruction Ltd.	15,353	24,146
	Marksans Pharma Ltd.	59,055	85,442
	Mastek Ltd.	2,337	57,406
*	Max Ventures & Industries Ltd.	9,610	23,334
	Mayur Uniquoters Ltd.	2,063	13,046
	Mazagon Dock Shipbuilders Ltd.	7,521	172,866
	Meghmani Finechem Ltd.	870	10,062
	Meghmani Organics Ltd.	29,423	29,237
	Minda Corp. Ltd.	16,296	61,220
*	Mirza International Ltd.	11,137	6,538
Ω	Mishra Dhatu Nigam Ltd.	8,726	35,950
	MM Forgings Ltd.	2,528	32,940
	Monte Carlo Fashions Ltd.	1,211	12,759
*	Morepen Laboratories Ltd.	60,453	22,803
	Motherson Sumi Wiring India Ltd.	21,035	15,303
	Mphasis Ltd.	7,517	209,420
	MRF Ltd.	454	566,799
	Mrs Bectors Food Specialities Ltd.	2,572	28,750
	Mukand Ltd.	6,374	12,952
	Multi Commodity Exchange of India Ltd.	6,048	122,538
	Natco Pharma Ltd.	10,416	105,695
	National Aluminium Co. Ltd.	201,774	234,669
	National Fertilizers Ltd.	13,589	11,805
	Nava Ltd.	21,096	95,497
	Navneet Education Ltd.	18,503	32,299
	NBCC India Ltd.	147,802	83,667
	NCC Ltd.	97,963	190,869
	NCL Industries Ltd.	7,001	16,373
	NESCO Ltd.	3,968	33,877
	Neuland Laboratories Ltd.	2,588	109,355
	Newgen Software Technologies Ltd.	2,591	26,895
	NIIT Learning Systems Ltd.	10,780	41,056
*	NIIT Ltd.	10,780	10,763
	Nilkamal Ltd.	1,432	47,828
Ω	Nippon Life India Asset Management Ltd.	24,048	91,950
	NMDC Ltd.	153,931	219,733
*††	NMDC Steel Ltd.	153,931	90,230
	NOCIL Ltd.	22,530	60,892
	Novartis India Ltd.	1,209	10,638
	NRB Bearings Ltd.	7,863	24,000
	Nucleus Software Exports Ltd.	1,478	20,093
	Oberoi Realty Ltd.	18,539	252,326
	Oracle Financial Services Software Ltd.	4,537	214,708
	Orient Cement Ltd.	25,897	46,311
	Orient Paper & Industries Ltd.	25,398	13,598
	Oriental Carbon & Chemicals Ltd.	1,832	17,738
	Panama Petrochem Ltd.	2,894	10,112
*Ω	Parag Milk Foods Ltd.	6,480	13,623

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Patel Engineering Ltd.	80,785	$43,156
*	PC Jeweller Ltd.	62,691	22,356
	PCBL Ltd.	36,684	70,421
	Petronet LNG Ltd.	186,651	529,650
	Phoenix Mills Ltd.	16,437	345,910
	PNC Infratech Ltd.	17,993	75,726
	Polyplex Corp. Ltd.	3,760	56,012
	Power Mech Projects Ltd.	1,284	72,581
*	Prakash Industries Ltd.	25,349	28,384
Ω	Prataap Snacks Ltd.	1,310	13,372
	Prestige Estates Projects Ltd.	32,983	235,655
*	Pricol Ltd.	16,687	56,086
*	Prism Johnson Ltd.	29,365	44,556
	PSP Projects Ltd.	1,511	14,607
	Punjab National Bank	434,872	327,309
	Puravankara Ltd.	13,056	16,816
Ω	Quess Corp. Ltd.	5,911	30,749
	Rain Industries Ltd.	44,748	92,838
	Rajesh Exports Ltd.	12,943	82,080
	Rallis India Ltd.	16,538	43,971
	Ramco Cements Ltd.	22,141	238,211
*	Ramco Systems Ltd.	3,976	13,265
	Ramkrishna Forgings Ltd.	17,745	121,630
	Rashtriya Chemicals & Fertilizers Ltd.	39,338	55,037
	Ratnamani Metals & Tubes Ltd.	5,795	187,613
	Raymond Ltd.	9,936	232,233
*Ω	RBL Bank Ltd.	83,131	230,482
	Redington Ltd.	131,696	289,915
	Redtape Ltd.	11,137	29,769
*	Reliance Power Ltd.	583,182	116,506
	Rico Auto Industries Ltd.	16,938	20,423
	RITES Ltd.	11,078	62,452
	RSWM Ltd.	7,446	18,113
	Sagar Cements Ltd.	6,506	16,736
	Samvardhana Motherson International Ltd.	22,537	26,961
	Sandhar Technologies Ltd.	2,664	12,062
	Sangam India Ltd.	285	1,129
*	Sanghi Industries Ltd.	18,177	20,192
	Sanghvi Movers Ltd.	2,991	22,948
*	Sarda Energy & Minerals Ltd.	2,761	67,599
	Savita Oil Technologies Ltd.	5,680	21,547
*	SEAMEC Ltd.	1,481	13,168
*	Sequent Scientific Ltd.	8,389	9,687
	Seshasayee Paper & Boards Ltd.	7,419	24,945
Ω	SH Kelkar & Co. Ltd.	11,863	17,109
	Shankara Building Products Ltd.	990	9,027
	Sharda Cropchem Ltd.	4,998	26,705
	Sharda Motor Industries Ltd.	1,048	10,845
	Shilpa Medicare Ltd.	5,720	24,651
	Shipping Corp. of India Ltd.	32,265	40,817
	Shipping Corp. of India Ltd.	32,265	10,611
*	SIS Ltd.	6,676	35,811
	Siyaram Silk Mills Ltd.	2,979	20,031
	Sobha Ltd.	10,497	79,247
	Somany Ceramics Ltd.	3,402	30,834
*	South Indian Bank Ltd.	497,625	118,523
*	Star Cement Ltd.	16,744	29,646
	Steel Authority of India Ltd.	262,188	301,826
	Sterlite Technologies Ltd.	22,934	42,138

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Strides Pharma Science Ltd.	11,768	$67,485
	Styrenix Performance Materials Ltd.	1,107	15,989
	Subros Ltd.	5,228	26,982
	Sudarshan Chemical Industries Ltd.	6,005	36,158
	Sun TV Network Ltd.	19,125	126,118
	Sundaram-Clayton Ltd.	1,180	72,944
*	Sunflag Iron & Steel Co. Ltd.	10,393	28,896
	Sunteck Realty Ltd.	12,856	56,754
	Suprajit Engineering Ltd.	16,641	84,706
	Supreme Petrochem Ltd.	12,254	66,809
	Surya Roshni Ltd.	4,819	47,774
	Tamil Nadu Newsprint & Papers Ltd.	11,959	30,753
	Tata Chemicals Ltd.	37,650	486,003
	Tata Coffee Ltd.	16,634	50,560
	Tata Metaliks Ltd.	1,163	12,630
*Ω	TCNS Clothing Co. Ltd.	1,568	8,354
	TD Power Systems Ltd.	16,940	53,705
	Techno Electric & Engineering Co. Ltd.	13,654	81,425
*Ω	Tejas Networks Ltd.	8,361	83,371
	Texmaco Rail & Engineering Ltd.	63,696	82,549
	Thirumalai Chemicals Ltd.	11,355	28,013
*	Thomas Cook India Ltd.	36,783	37,592
	Time Technoplast Ltd.	29,889	49,935
	Tinplate Co. of India Ltd.	6,946	31,588
*	Titagarh Rail System Ltd.	8,195	65,264
	TransIndia Realty & Logistics Parks Ltd.	14,247	4,204
	Transport Corp. of India Ltd.	6,289	57,703
	Trident Ltd.	241,317	94,748
	Triveni Engineering & Industries Ltd.	13,982	50,939
	TVS Srichakra Ltd.	1,006	37,199
	Uflex Ltd.	9,820	52,054
Ω	Ujjivan Small Finance Bank Ltd.	99,842	58,670
	Unichem Laboratories Ltd.	9,845	47,697
	Union Bank of India Ltd.	182,028	197,814
	UPL Ltd.	117,632	891,271
	Usha Martin Ltd.	39,122	160,114
	UTI Asset Management Co. Ltd.	7,033	68,745
*	VA Tech Wabag Ltd.	10,705	68,710
*	Vardhman Textiles Ltd.	26,060	118,010
*Ω	Varroc Engineering Ltd.	8,500	36,096
	Venky's India Ltd.	1,292	31,932
	Vesuvius India Ltd.	2,035	91,028
	Vimta Labs Ltd.	1,870	10,394
	Vindhya Telelinks Ltd.	1,643	41,078
*	Vodafone Idea Ltd.	864,094	87,284
	Voltamp Transformers Ltd.	884	49,809
	Voltas Ltd.	20,276	192,147
	VST Industries Ltd.	911	41,889
	VST Tillers Tractors Ltd.	936	34,816
	Welspun Corp. Ltd.	33,813	132,351
	Welspun Enterprises Ltd.	16,081	45,793
	Welspun India Ltd.	48,891	65,038
	West Coast Paper Mills Ltd.	10,379	61,185
	Whirlpool of India Ltd.	914	16,109
*	Wockhardt Ltd.	7,656	22,229
*	Wonderla Holidays Ltd.	2,335	17,676
*	Yes Bank Ltd.	170,161	35,302
	Zee Entertainment Enterprises Ltd.	111,714	330,897
	Zensar Technologies Ltd.	17,962	108,478

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Zydus Lifesciences Ltd.	44,718	$342,955
	Zydus Wellness Ltd.	1,202	21,471
TOTAL INDIA			39,536,988
INDONESIA — (0.6%)
	ABM Investama Tbk PT	132,000	32,037
	Ace Hardware Indonesia Tbk PT	1,049,300	50,123
	Adaro Energy Indonesia Tbk PT	2,450,700	392,040
*	Adhi Karya Persero Tbk PT	499,100	15,754
*	Alam Sutera Realty Tbk PT	1,165,900	14,151
	Astra Agro Lestari Tbk PT	115,100	57,823
	Astra Otoparts Tbk PT	172,500	33,509
	Bank BTPN Syariah Tbk PT	328,800	46,494
*	Bank Bukopin Tbk PT	3,976,600	27,424
*	Bank Capital Indonesia Tbk PT	991,200	8,609
*	Bank China Construction Bank Indonesia Tbk PT	2,929,400	16,506
*	Bank Mayapada International Tbk PT	1,396,100	47,697
	Bank Maybank Indonesia Tbk PT	2,873,800	54,892
*	Bank MNC Internasional Tbk PT	3,124,100	16,994
*	Bank Nationalnobu Tbk PT	80,900	2,663
	Bank OCBC Nisp Tbk PT	566,200	45,436
	Bank Pan Indonesia Tbk PT	802,200	68,098
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	380,853	30,053
	Bank Pembangunan Daerah Jawa Timur Tbk PT	853,700	37,353
	Bank Tabungan Negara Persero Tbk PT	854,164	74,518
	BISI International Tbk PT	236,900	23,707
	Blue Bird Tbk PT	151,800	22,644
*	Buana Lintas Lautan Tbk PT	1,461,500	9,490
*	Bukalapak.com PT Tbk	6,405,000	91,834
	Bukit Asam Tbk PT	684,200	125,813
*	Bumi Serpong Damai Tbk PT	1,255,900	98,727
	Ciputra Development Tbk PT	1,972,586	145,877
	Clipan Finance Indonesia Tbk PT	524,400	22,604
	Delta Dunia Makmur Tbk PT	888,000	23,450
	Dharma Satya Nusantara Tbk PT	494,300	19,184
	Elnusa Tbk PT	1,110,000	28,715
	Erajaya Swasembada Tbk PT	1,768,000	58,650
*	Gajah Tunggal Tbk PT	310,300	22,221
	Gudang Garam Tbk PT	91,900	170,111
	Harum Energy Tbk PT	436,500	48,071
	Indah Kiat Pulp & Paper Tbk PT	468,500	284,398
	Indika Energy Tbk PT	467,500	61,267
	Indo Tambangraya Megah Tbk PT	63,700	114,966
	Indocement Tunggal Prakarsa Tbk PT	86,100	59,533
	Indofood Sukses Makmur Tbk PT	617,700	300,088
	Indomobil Sukses Internasional Tbk PT	319,500	37,176
*	Intiland Development Tbk PT	678,700	10,707
	Japfa Comfeed Indonesia Tbk PT	932,700	82,586
*	Kawasan Industri Jababeka Tbk PT	3,135,500	32,222
	Medco Energi Internasional Tbk PT	1,754,872	131,811
*	Media Nusantara Citra Tbk PT	681,300	28,462
*	MNC Land Tbk PT	12,970,200	59,318
	Mulia Industrindo Tbk PT	256,900	7,665
*	Omni Inovasi Indonesia Tbk PT	247,700	821
	Pabrik Kertas Tjiwi Kimia Tbk PT	241,100	107,939
	Pakuwon Jati Tbk PT	3,727,900	118,771
	Panin Financial Tbk PT	1,914,300	38,871
*	Paninvest Tbk PT	116,400	8,604
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	637,600	43,986

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	PP Persero Tbk PT	273,000	$10,954
	Puradelta Lestari Tbk PT	1,263,400	14,242
	Ramayana Lestari Sentosa Tbk PT	603,300	23,005
	Resource Alam Indonesia Tbk PT	280,500	9,302
*††	Rimo International Lestari Tbk PT	4,191,900	0
	Salim Ivomas Pratama Tbk PT	511,500	14,378
	Samator Indo Gas Tbk PT	71,700	9,392
	Sampoerna Agro Tbk PT	68,700	9,198
	Samudera Indonesia Tbk PT	1,503,000	36,699
	Sawit Sumbermas Sarana Tbk PT	108,200	8,572
	Semen Indonesia Persero Tbk PT	426,447	197,329
*††	Sri Rejeki Isman Tbk PT	1,787,400	3,245
	Steel Pipe Industry of Indonesia PT	497,300	9,169
	Summarecon Agung Tbk PT	2,151,204	94,202
	Surya Citra Media Tbk PT	2,940,700	30,423
	Surya Esa Perkasa Tbk PT	990,700	38,777
*	Surya Semesta Internusa Tbk PT	515,500	16,004
	Tempo Scan Pacific Tbk PT	117,300	13,186
	Timah Tbk PT	610,700	38,096
*††	Trada Alam Minera Tbk PT	3,776,600	2,348
*	Trimegah Sekuritas IndonesiaTbk PT	1,532,700	24,809
	Triputra Agro Persada PT	743,600	28,103
	Tunas Baru Lampung Tbk PT	685,485	37,946
*	Waskita Karya Persero Tbk PT	697,000	9,336
*	Wijaya Karya Persero Tbk PT	593,900	17,256
	XL Axiata Tbk PT	841,393	126,673
TOTAL INDONESIA			4,335,107
IRELAND — (0.9%)
	AIB Group PLC	320,177	1,506,005
	Bank of Ireland Group PLC	330,642	3,488,536
	Cairn Homes PLC	192,687	231,350
*	Dalata Hotel Group PLC	75,889	355,037
	FBD Holdings PLC	9,012	127,822
	Glanbia PLC	15,490	240,311
*Ω	Glenveagh Properties PLC	97,647	115,308
*	Permanent TSB Group Holdings PLC	38,720	97,066
	Smurfit Kappa Group PLC	12,618	499,307
TOTAL IRELAND			6,660,742
ISRAEL — (0.7%)
*	Afcon Holdings Ltd.	760	19,461
	Africa Israel Residences Ltd.	1,677	82,153
	Alrov Properties & Lodgings Ltd.	1,983	88,253
	Arad Ltd.	3,363	52,894
	Ashtrom Group Ltd.	9,090	136,907
	AudioCodes Ltd.	2,162	21,706
*	Avgol Industries 1953 Ltd.	17,326	6,701
*	Azorim-Investment Development & Construction Co. Ltd.	33,567	116,678
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,775	48,190
	Carasso Motors Ltd.	6,480	29,499
*	Cellcom Israel Ltd.	28,735	100,519
*	Clal Insurance Enterprises Holdings Ltd.	14,708	224,039
	Delek Group Ltd.	2,316	327,159
	Delta Galil Ltd.	2,465	97,256
	Dor Alon Energy in Israel 1988 Ltd.	1,112	21,711
*	Equital Ltd.	6,299	189,969
	Formula Systems 1985 Ltd.	1,912	138,743

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Formula Systems 1985 Ltd., Sponsored ADR	433	$31,392
*	Gilat Satellite Networks Ltd.	12,151	76,430
*	Hagag Group Real Estate Development	8,333	31,305
*	Hamat Group Ltd.	5,206	20,398
	Harel Insurance Investments & Financial Services Ltd.	33,143	261,401
	IDI Insurance Co. Ltd.	1,244	25,719
	Israel Canada T.R Ltd.	25,831	63,957
	Israel Land Development Co. Ltd.	4,140	38,997
	Isras Investment Co. Ltd.	532	109,054
	Issta Ltd.	2,925	63,081
*	Kamada Ltd.	7,363	36,226
	Kardan Real Estate Enterprise & Development Ltd.	19,587	20,968
	Kenon Holdings Ltd.	4,009	105,401
	Kerur Holdings Ltd.	1,355	31,206
	Klil Industries Ltd.	356	17,768
	Lapidoth Capital Ltd.	804	14,468
	Mediterranean Towers Ltd.	24,745	56,970
*	Mehadrin Ltd.	111	4,550
*	Meitav Investment House Ltd.	9,370	34,360
	Menora Mivtachim Holdings Ltd.	7,160	152,822
	Meshulam Levinstein Contracting & Engineering Ltd.	258	20,674
	Migdal Insurance & Financial Holdings Ltd.	102,324	126,539
	Naphtha Israel Petroleum Corp. Ltd.	11,180	55,336
*	Neto Malinda Trading Ltd.	3,324	59,220
	Oil Refineries Ltd.	460,883	147,327
	Palram Industries 1990 Ltd.	1,933	15,215
*	Partner Communications Co. Ltd.	38,087	162,509
*	Paz Oil Co. Ltd.	2,231	242,566
*	Perion Network Ltd.	5,252	189,888
	Plasson Industries Ltd.	1,011	44,827
	Prashkovsky Investments & Construction Ltd.	1,882	43,689
	Rapac Communication & Infrastructure Ltd.	1,204	8,719
	Raval Ics Ltd.	12,763	14,777
	Sano-Brunos Enterprises Ltd.	536	30,638
*	Scope Metals Group Ltd.	1,359	47,724
*	Shikun & Binui Ltd.	21,914	60,005
*	Shufersal Ltd.	21,533	114,189
	Suny Cellular Communication Ltd.	38,993	14,753
Ω	Tamar Petroleum Ltd.	16,144	69,128
*	Tower Semiconductor Ltd.	14,423	534,909
TOTAL ISRAEL			4,900,943
ITALY — (2.8%)
	A2A SpA	369,829	705,618
	ACEA SpA	11,629	142,477
Ω	Anima Holding SpA	54,118	208,527
	Arnoldo Mondadori Editore SpA	38,743	91,280
	Ascopiave SpA	5,408	13,582
*	Avio SpA	4,608	45,928
	Azimut Holding SpA	25,399	599,736
	Banca IFIS SpA	7,189	126,964
	Banca Mediolanum SpA	53,760	522,382
	Banca Popolare di Sondrio SPA	135,001	652,155
	Banca Profilo SpA	114,968	26,659
	Banco BPM SpA	394,306	1,973,128
	Banco di Desio e della Brianza SpA	12,049	45,045
	BasicNet SpA	5,417	28,688
	Biesse SpA	1,662	22,398
	BPER Banca	292,670	1,012,727

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Brembo SpA	36,468	$516,193
	Buzzi SpA	28,147	799,869
	Cairo Communication SpA	17,210	32,987
	Cementir Holding NV	12,612	119,033
*	CIR SpA-Compagnie Industriali	239,509	106,580
	Credito Emiliano SpA	26,852	229,559
	d'Amico International Shipping SA	33,291	137,950
	Danieli & C Officine Meccaniche SpA	12,070	231,976
	Danieli & C Officine Meccaniche SpA	3,835	94,875
	Datalogic SpA	6,667	49,595
	De' Longhi SpA	10,772	273,334
	Digital Bros SpA	1,007	15,563
	Elica SpA	8,847	24,970
	Emak SpA	17,371	20,143
Ω	Enav SpA	56,412	242,567
	ERG SpA	5,949	171,008
	Esprinet SpA	7,745	45,551
*	Exprivia SpA	9,687	16,922
*	Fiera Milano SpA	6,870	17,870
	Fila SpA	7,328	65,264
*	Fincantieri SpA	92,350	52,998
	FNM SpA	40,686	19,199
*	Garofalo Health Care SpA	4,490	20,541
	Gefran SpA	2,084	20,289
	Hera SpA	198,526	616,431
	IMMSI SpA	62,616	33,122
	Indel B SpA	373	9,503
*	Iveco Group NV	53,448	506,927
	IVS Group SA	6,481	35,610
*	KME Group SpA	43,866	47,970
*	Landi Renzo SpA	31,422	18,743
	Leonardo SpA	105,578	1,429,460
	Maire Tecnimont SpA	35,493	145,823
	MARR SpA	1,191	18,512
	Mediobanca Banca di Credito Finanziario SpA	144,530	1,926,093
	MFE-MediaForEurope NV, Class A	267,973	141,776
	MFE-MediaForEurope NV, Class B	86,301	66,579
*	Newlat Food SpA	4,322	29,206
*Ω	Nexi SpA	82,277	712,519
	Openjobmetis SpA agenzia per il lavoro	3,304	31,105
	Orsero SpA	2,608	36,777
Ω	OVS SpA	73,087	200,837
	Piaggio & C SpA	46,282	181,987
Ω	Pirelli & C SpA	87,821	468,175
Ω	Poste Italiane SpA	99,148	1,132,616
	Rizzoli Corriere Della Sera Mediagroup SpA	15,382	12,171
*	Sabaf SpA	2,439	47,553
	SAES Getters SpA	2,331	74,872
*	Safilo Group SpA	55,553	70,840
	Salcef Group SpA	671	17,356
	Saras SpA	147,012	210,232
	SOL SpA	1,856	52,407
	Spaxs SpA	9,293	63,553
*	Telecom Italia SpA	2,714,152	782,412
*	Telecom Italia SpA	1,059,301	297,012
*	Tesmec SpA	66,687	9,457
*	Tod's SpA	1,626	73,843
	Unipol Gruppo SpA	108,936	606,522

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	UnipolSai Assicurazioni SpA	134,436	$345,466
TOTAL ITALY			19,995,597
JAPAN — (16.5%)
	77 Bank Ltd.	15,900	338,807
	Achilles Corp.	4,600	49,255
	AD Works Group Co. Ltd.	8,300	11,153
	ADEKA Corp.	23,900	484,568
	Advan Group Co. Ltd.	7,500	52,371
	AFC-HD AMS Life Science Co. Ltd.	1,800	10,916
	Agro-Kanesho Co. Ltd.	2,600	27,532
	Ahresty Corp.	9,900	50,806
	Aichi Financial Group, Inc.	13,290	229,415
	Aichi Steel Corp.	3,600	94,596
	Aichi Tokei Denki Co. Ltd.	2,700	29,931
	Aida Engineering Ltd.	10,000	71,457
	Air Water, Inc.	54,200	763,335
	Airport Facilities Co. Ltd.	9,300	36,835
	Aisan Industry Co. Ltd.	13,200	109,206
*	Akebono Brake Industry Co. Ltd.	42,500	43,672
	Akita Bank Ltd.	4,800	62,138
	Albis Co. Ltd.	2,000	34,615
	Alconix Corp.	9,400	94,974
	Alfresa Holdings Corp.	46,400	739,974
	Alinco, Inc.	4,500	34,585
	Alleanza Holdings Co. Ltd.	3,200	22,781
	Alpen Co. Ltd.	5,100	70,811
	Alps Alpine Co. Ltd.	62,681	554,034
	Alps Logistics Co. Ltd.	6,000	66,349
	Amada Co. Ltd.	12,008	118,177
	Anabuki Kosan, Inc.	1,200	18,362
	Anest Iwata Corp.	9,900	81,728
	AOKI Holdings, Inc.	9,900	64,043
	Aoyama Trading Co. Ltd.	15,700	143,385
	Aozora Bank Ltd.	38,400	789,722
	Arakawa Chemical Industries Ltd.	5,500	39,650
	Arata Corp.	4,700	162,622
	ARCLANDS Corp.	8,600	99,057
	Arcs Co. Ltd.	12,500	218,107
	Arealink Co. Ltd.	1,300	24,839
	Asahi Co. Ltd.	3,000	26,477
	Asahi Yukizai Corp.	800	24,816
	Asanuma Corp.	3,600	88,368
	Asia Pile Holdings Corp.	10,700	47,681
	ASKA Pharmaceutical Holdings Co. Ltd.	7,400	81,243
	Astena Holdings Co. Ltd.	8,100	25,297
	Autobacs Seven Co. Ltd.	20,300	222,900
	Awa Bank Ltd.	8,400	127,103
	Axial Retailing, Inc.	4,600	122,863
	Axyz Co. Ltd.	800	17,009
	Bando Chemical Industries Ltd.	10,800	111,121
	Bank of Iwate Ltd.	3,000	47,678
	Bank of Nagoya Ltd.	3,600	98,773
	Bank of Saga Ltd.	2,101	26,967
	Bank of the Ryukyus Ltd.	3,300	23,623
	Belluna Co. Ltd.	12,600	63,308
	Benesse Holdings, Inc.	13,900	181,610
	BML, Inc.	4,500	95,108
	Bourbon Corp.	3,000	45,014

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Br Holdings Corp.	4,400	$12,446
Broadband Tower, Inc.	18,200	18,579
Brother Industries Ltd.	5,400	84,175
Bunka Shutter Co. Ltd.	17,100	132,660
Canon Electronics, Inc.	6,900	87,702
Carlit Holdings Co. Ltd.	5,500	32,099
Carta Holdings, Inc.	2,500	22,091
Cawachi Ltd.	4,800	76,334
Central Glass Co. Ltd.	10,400	225,727
Central Security Patrols Co. Ltd.	2,300	47,353
Central Sports Co. Ltd.	2,100	35,414
Chiba Kogyo Bank Ltd.	25,400	119,719
Chilled & Frozen Logistics Holdings Co. Ltd.	5,400	50,122
Chino Corp.	2,600	41,617
Chori Co. Ltd.	4,500	92,683
Chubu Shiryo Co. Ltd.	7,421	57,178
Chuetsu Pulp & Paper Co. Ltd.	3,600	35,112
Chugin Financial Group, Inc.	44,800	300,859
Chuo Gyorui Co. Ltd.	500	10,668
CI Takiron Corp.	14,900	60,500
Citizen Watch Co. Ltd.	73,800	482,339
CKD Corp.	15,100	229,651
CK-San-Etsu Co. Ltd.	1,300	39,120
CMIC Holdings Co. Ltd.	4,200	58,191
CMK Corp.	17,600	63,376
Coca-Cola Bottlers Japan Holdings, Inc.	41,049	472,732
Concordia Financial Group Ltd.	91,000	416,236
Cosmo Energy Holdings Co. Ltd.	25,600	793,732
CRE, Inc.	2,500	24,379
Create Medic Co. Ltd.	3,000	18,636
CTI Engineering Co. Ltd.	3,300	81,963
Dai Nippon Toryo Co. Ltd.	7,200	48,681
Daicel Corp.	77,800	720,938
Dai-Dan Co. Ltd.	5,100	106,752
Daido Metal Co. Ltd.	13,400	50,188
Daido Steel Co. Ltd.	8,000	342,981
Daihatsu Diesel Manufacturing Co. Ltd.	7,400	40,112
Daihen Corp.	5,700	219,947
Daiho Corp.	3,400	95,061
Dai-Ichi Cutter Kogyo KK	2,600	26,330
Daiichi Jitsugyo Co. Ltd.	2,600	98,067
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	6,600	45,243
Daiken Corp.	4,800	79,189
Daiki Aluminium Industry Co. Ltd.	7,600	82,919
Daikyonishikawa Corp.	13,400	74,642
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	4,700	73,549
Daio Paper Corp.	12,400	106,599
Daishi Hokuetsu Financial Group, Inc.	7,850	196,228
Daishinku Corp.	9,900	44,128
Daisue Construction Co. Ltd.	3,500	34,405
Daito Pharmaceutical Co. Ltd.	3,000	49,388
Daitron Co. Ltd.	3,400	75,055
DCM Holdings Co. Ltd.	36,100	305,714
Denka Co. Ltd.	11,200	221,255
DIC Corp.	16,100	303,914
DKK-Toa Corp.	3,400	21,805
DKS Co. Ltd.	2,400	29,658
Doutor Nichires Holdings Co. Ltd.	8,800	138,196
Dowa Holdings Co. Ltd.	14,500	468,290

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
DyDo Group Holdings, Inc.	2,700	$98,112
Eagle Industry Co. Ltd.	9,400	116,734
Ebara Foods Industry, Inc.	1,400	29,100
Eco's Co. Ltd.	3,000	42,608
EDION Corp.	28,600	294,075
Ehime Bank Ltd.	10,401	64,529
Elematec Corp.	5,800	72,842
Endo Lighting Corp.	4,100	37,088
Enomoto Co. Ltd.	2,300	28,690
ES-Con Japan Ltd.	11,300	63,941
Eslead Corp.	2,900	61,722
ESPEC Corp.	4,800	79,918
Exedy Corp.	9,200	160,985
EXEO Group, Inc.	9,800	203,761
Ezaki Glico Co. Ltd.	13,700	362,029
FALCO HOLDINGS Co. Ltd.	2,300	30,405
Feed One Co. Ltd.	4,700	25,374
Ferrotec Holdings Corp.	13,200	319,389
FIDEA Holdings Co. Ltd.	5,910	61,897
First Bank of Toyama Ltd.	19,100	101,911
Focus Systems Corp.	4,700	34,159
Foster Electric Co. Ltd.	1,800	11,457
France Bed Holdings Co. Ltd.	7,200	60,472
F-Tech, Inc.	5,800	37,194
Fudo Tetra Corp.	4,400	58,534
Fuji Corp.	22,400	410,121
Fuji Corp.	3,200	39,335
Fuji Corp. Ltd.	9,800	48,203
Fuji Die Co. Ltd.	1,700	8,038
Fuji Furukawa Engineering & Construction Co. Ltd.	1,200	35,976
Fuji Oil Co. Ltd.	11,100	23,366
Fuji Oil Holdings, Inc.	2,701	38,107
Fuji Pharma Co. Ltd.	5,500	45,166
Fuji Seal International, Inc.	13,100	146,722
Fujibo Holdings, Inc.	3,600	95,362
Fujicco Co. Ltd.	5,300	70,505
Fujikura Composites, Inc.	6,200	43,267
Fujikura Ltd.	66,300	554,346
Fujimori Kogyo Co. Ltd.	4,700	118,177
Fujisash Co. Ltd.	16,500	10,556
Fujiya Co. Ltd.	3,900	65,646
FuKoKu Co. Ltd.	3,700	41,715
Fukuda Corp.	2,100	73,626
Fukuda Denshi Co. Ltd.	6,200	196,545
Fukui Bank Ltd.	7,700	85,926
Fukuoka Financial Group, Inc.	56,560	1,362,850
Fukushima Galilei Co. Ltd.	3,300	117,128
Fukuyama Transporting Co. Ltd.	7,100	200,671
Fumakilla Ltd.	1,200	9,993
Furukawa Battery Co. Ltd.	5,200	37,204
Furukawa Co. Ltd.	9,100	104,496
Furukawa Electric Co. Ltd.	23,600	453,111
Furuno Electric Co. Ltd.	8,700	78,999
Fuso Pharmaceutical Industries Ltd.	2,300	33,380
Futaba Industrial Co. Ltd.	19,300	84,948
Gakken Holdings Co. Ltd.	9,300	58,299
Gecoss Corp.	5,000	32,954
Geo Holdings Corp.	9,900	137,333
GL Sciences, Inc.	2,600	44,609

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	GLOBERIDE, Inc.	3,700	$61,139
	Glory Ltd.	14,475	297,820
	Glosel Co. Ltd.	9,400	28,913
	Godo Steel Ltd.	3,100	86,905
	Grandy House Corp.	4,100	17,510
	GS Yuasa Corp.	19,600	394,391
	GSI Creos Corp.	3,400	49,494
	G-Tekt Corp.	8,100	105,451
	Gunma Bank Ltd.	97,300	411,807
	Gunze Ltd.	5,300	166,634
	H.U. Group Holdings, Inc.	13,800	272,461
	H2O Retailing Corp.	27,900	300,306
	Hachijuni Bank Ltd.	127,712	657,990
	Hagihara Industries, Inc.	4,100	44,456
	Hagiwara Electric Holdings Co. Ltd., Class C	3,300	74,696
	Hagoromo Foods Corp.	500	10,548
	Hamakyorex Co. Ltd.	4,500	124,375
	Handsman Co. Ltd.	1,900	14,209
	Hanwa Co. Ltd.	11,900	407,059
	Happinet Corp.	4,400	69,239
	Hard Off Corp. Co. Ltd.	3,900	41,843
	Harima Chemicals Group, Inc.	4,400	26,201
	Hashimoto Sogyo Holdings Co. Ltd.	3,200	27,256
	Hazama Ando Corp.	46,200	369,638
	Heiwa Corp.	15,900	269,326
	Heiwa Real Estate Co. Ltd.	8,100	226,327
	Heiwado Co. Ltd.	8,887	151,341
	Himaraya Co. Ltd.	2,700	18,112
*	Hino Motors Ltd.	87,700	351,747
	Hirakawa Hewtech Corp.	4,100	50,979
	Hirano Tecseed Co. Ltd.	2,400	37,801
	Hirata Corp.	1,100	61,696
	Hirogin Holdings, Inc.	80,519	497,989
	Hirose Tusyo, Inc.	800	17,018
	Hiroshima Electric Railway Co. Ltd.	5,100	29,039
	Hitachi Zosen Corp.	39,600	260,932
	Hochiki Corp.	3,900	49,515
	Hodogaya Chemical Co. Ltd.	2,100	50,696
	Hogy Medical Co. Ltd.	5,500	120,498
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	31,772
	Hokkan Holdings Ltd.	3,400	33,640
	Hokko Chemical Industry Co. Ltd.	5,700	35,494
	Hokkoku Financial Holdings, Inc.	7,500	254,961
	Hokuetsu Corp.	41,600	252,278
	Hokuetsu Industries Co. Ltd.	7,500	99,047
	Hokuhoku Financial Group, Inc.	39,800	356,351
	Hokuriku Electric Industry Co. Ltd.	2,500	22,351
	Hokuto Corp.	5,300	69,411
	H-One Co. Ltd.	4,600	27,070
	Honeys Holdings Co. Ltd.	4,700	51,803
	Hoosiers Holdings Co. Ltd.	10,600	78,855
	Horiba Ltd.	7,600	448,348
	Hosokawa Micron Corp.	4,100	101,915
	House Foods Group, Inc.	8,500	196,235
	Howa Machinery Ltd.	4,600	26,352
	HS Holdings Co. Ltd.	7,200	51,795
	Hyakugo Bank Ltd.	71,200	238,003
	Hyakujushi Bank Ltd.	8,400	126,418
	Ichiken Co. Ltd.	1,900	27,338

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Ichikoh Industries Ltd.	16,400	$61,823
Ichimasa Kamaboko Co. Ltd.	3,000	15,265
Ichinen Holdings Co. Ltd.	6,400	61,971
Ichiyoshi Securities Co. Ltd.	5,200	24,413
IDEA Consultants, Inc.	1,600	19,229
Iino Kaiun Kaisha Ltd.	25,600	165,310
IJTT Co. Ltd.	6,900	29,464
Imagica Group, Inc.	6,500	29,175
Imura & Co. Ltd.	2,800	23,208
Inaba Denki Sangyo Co. Ltd.	14,600	324,321
Inaba Seisakusho Co. Ltd.	3,600	38,815
Inabata & Co. Ltd.	14,900	347,332
Inageya Co. Ltd.	5,600	59,091
INFRONEER Holdings, Inc.	56,352	548,758
Integrated Design & Engineering Holdings Co. Ltd.	4,400	105,733
I-PEX, Inc.	3,600	33,803
Iseki & Co. Ltd.	5,200	45,995
Ishihara Sangyo Kaisha Ltd.	12,100	116,863
Itochu Enex Co. Ltd.	16,700	163,935
Itochu-Shokuhin Co. Ltd.	1,900	72,456
Itoham Yonekyu Holdings, Inc.	40,200	204,007
Itoki Corp.	13,700	113,470
IwaiCosmo Holdings, Inc.	6,600	75,910
Iwaki Co. Ltd.	2,900	29,588
Iwatani Corp.	9,100	485,751
Iyogin Holdings, Inc.	78,300	553,068
Izumi Co. Ltd.	8,600	216,703
J Front Retailing Co. Ltd.	39,000	379,606
J Trust Co. Ltd.	24,700	81,990
JANOME Corp.	6,900	31,420
Japan Electronic Materials Corp.	1,900	23,659
Japan Medical Dynamic Marketing, Inc.	6,500	44,882
Japan Oil Transportation Co. Ltd.	700	13,846
Japan Pulp & Paper Co. Ltd.	3,500	113,838
Japan Securities Finance Co. Ltd.	15,500	131,641
Japan Transcity Corp.	10,000	45,006
Japan Wool Textile Co. Ltd.	17,400	147,718
JDC Corp.	12,400	53,201
Jichodo Co. Ltd.	200	12,895
Jimoto Holdings, Inc.	5,600	16,645
JINUSHI Co. Ltd.	2,900	38,891
JK Holdings Co. Ltd.	5,500	39,273
JMS Co. Ltd.	7,000	28,673
J-Oil Mills, Inc.	6,700	79,810
Joshin Denki Co. Ltd.	5,043	72,549
Joyful Honda Co. Ltd.	14,200	164,492
JSP Corp.	4,300	56,894
JTEKT Corp.	61,925	584,112
Juki Corp.	13,000	52,730
Juroku Financial Group, Inc.	12,200	301,753
JVCKenwood Corp.	48,200	159,094
Kadoya Sesame Mills, Inc.	1,100	26,678
Kaga Electronics Co. Ltd.	4,900	219,500
Kaken Pharmaceutical Co. Ltd.	5,500	136,942
Kamei Corp.	9,700	101,741
Kamigumi Co. Ltd.	13,100	303,872
Kanaden Corp.	6,800	63,928
Kanagawa Chuo Kotsu Co. Ltd.	2,100	48,888
Kaname Kogyo Co. Ltd.	1,300	7,915

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kanamoto Co. Ltd.	9,469	$167,008
	Kandenko Co. Ltd.	34,400	301,747
	Kaneka Corp.	15,000	441,954
	Kaneko Seeds Co. Ltd.	4,400	44,824
	Kanematsu Corp.	24,400	357,936
	Kanemi Co. Ltd.	1,200	25,306
	Kanto Denka Kogyo Co. Ltd.	12,700	84,830
	Katakura & Co-op Agri Corp.	1,200	10,755
	Kato Sangyo Co. Ltd.	6,100	167,372
	Kawada Technologies, Inc.	1,700	69,381
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,500	63,776
	Kawasaki Heavy Industries Ltd.	41,500	1,058,384
	Kawata Manufacturing Co. Ltd.	1,500	11,397
	Keiyo Bank Ltd.	28,000	117,545
	Keiyo Co. Ltd.	6,600	39,656
	Kenko Mayonnaise Co. Ltd.	3,934	36,449
	KFC Ltd.	1,400	13,428
	Kimura Chemical Plants Co. Ltd.	5,800	29,890
	Kimura Unity Co. Ltd.	4,900	44,480
	Kita-Nippon Bank Ltd.	4,300	65,761
	Kitz Corp.	22,500	167,448
	Kiyo Bank Ltd.	19,800	212,615
*	KNT-CT Holdings Co. Ltd.	2,200	22,263
	Koa Corp.	9,700	120,110
	Koatsu Gas Kogyo Co. Ltd.	9,700	52,855
	Kobe Steel Ltd.	95,900	1,048,890
	Kohnan Shoji Co. Ltd.	7,800	190,944
	Kohsoku Corp.	2,700	40,607
	Kojima Co. Ltd.	13,300	61,948
	Kokuyo Co. Ltd.	21,700	348,120
	Komatsu Matere Co. Ltd.	8,000	42,175
	Komeri Co. Ltd.	10,300	215,892
	Kondotec, Inc.	5,400	45,900
	Konica Minolta, Inc.	143,900	533,385
	Konishi Co. Ltd.	8,300	133,162
	Konoike Transport Co. Ltd.	9,000	112,829
	KPP Group Holdings Co. Ltd.	14,800	66,022
	Krosaki Harima Corp.	1,800	137,466
	KRS Corp.	3,600	23,789
	K's Holdings Corp.	43,300	397,420
	KU Holdings Co. Ltd.	3,700	32,168
	Kumagai Gumi Co. Ltd.	9,906	224,355
	Kumiai Chemical Industry Co. Ltd.	15,400	115,637
	Kurabo Industries Ltd.	4,600	75,964
	Kuraray Co. Ltd.	101,500	1,021,349
	Kureha Corp.	4,900	292,957
	Kurimoto Ltd.	3,200	55,118
	Kuriyama Holdings Corp.	5,000	33,470
	KYB Corp.	6,200	219,700
	Kyoden Co. Ltd.	3,800	12,251
	Kyodo Printing Co. Ltd.	2,200	50,074
	Kyoei Steel Ltd.	6,408	96,448
	Kyokuto Boeki Kaisha Ltd.	4,800	60,332
	Kyokuto Kaihatsu Kogyo Co. Ltd.	10,400	133,535
	Kyokuyo Co. Ltd.	2,800	73,915
	Kyorin Pharmaceutical Co. Ltd.	11,100	138,405
	Kyosan Electric Manufacturing Co. Ltd.	12,300	45,794
	Kyudenko Corp.	10,500	302,804
	Kyushu Financial Group, Inc.	99,900	486,307

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Lacto Japan Co. Ltd.	2,600	$36,176
LEC, Inc.	7,500	47,347
Life Corp.	4,700	117,899
LIFULL Co. Ltd.	26,000	56,029
Lintec Corp.	11,600	191,445
Lixil Corp.	13,000	166,138
Look Holdings, Inc.	1,800	34,527
Mabuchi Motor Co. Ltd.	9,700	278,541
Macromill, Inc.	11,400	63,498
Maezawa Industries, Inc.	5,300	34,204
Makino Milling Machine Co. Ltd.	6,900	276,632
Mandom Corp.	5,700	57,227
Marubun Corp.	5,500	46,680
Marudai Food Co. Ltd.	6,500	70,357
Maruha Nichiro Corp.	11,100	192,543
MARUKA FURUSATO Corp.	5,038	94,580
Marusan Securities Co. Ltd.	21,900	81,372
Maruyama Manufacturing Co., Inc.	1,100	15,657
Maruzen CHI Holdings Co. Ltd.	3,000	7,237
Maruzen Showa Unyu Co. Ltd.	4,700	136,786
Matsuda Sangyo Co. Ltd.	4,300	70,482
Maxell Ltd.	11,300	128,372
Maxvalu Tokai Co. Ltd.	2,200	43,117
Mebuki Financial Group, Inc.	275,790	732,689
Medical System Network Co. Ltd.	10,600	28,708
Medipal Holdings Corp.	34,900	598,414
Medius Holdings Co. Ltd.	2,600	14,464
Megachips Corp.	4,000	119,718
Megmilk Snow Brand Co. Ltd.	4,300	59,237
Meidensha Corp.	9,300	138,629
Meiji Electric Industries Co. Ltd.	3,800	41,271
Meiji Shipping Co. Ltd.	4,300	19,895
Meiko Electronics Co. Ltd.	5,300	105,440
Meiwa Estate Co. Ltd.	4,900	39,263
Melco Holdings, Inc.	2,000	44,937
Mie Kotsu Group Holdings, Inc.	16,800	67,133
Mikuni Corp.	9,900	35,480
MIMAKI ENGINEERING Co. Ltd.	6,100	40,952
Mimasu Semiconductor Industry Co. Ltd.	4,500	94,163
Ministop Co. Ltd.	4,000	41,437
Mipox Corp.	4,500	19,885
Mirait One Corp.	28,810	369,862
Mirarth Holdings, Inc.	29,200	99,254
Mitani Sangyo Co. Ltd.	11,800	26,966
Mitsuba Corp.	15,300	89,508
Mitsubishi Gas Chemical Co., Inc.	40,800	611,940
Mitsubishi Kakoki Kaisha Ltd.	2,300	44,628
Mitsubishi Logisnext Co. Ltd.	2,100	18,892
Mitsubishi Logistics Corp.	13,900	349,155
Mitsubishi Materials Corp.	35,500	634,582
Mitsubishi Paper Mills Ltd.	9,464	40,747
Mitsubishi Research Institute, Inc.	2,400	90,869
Mitsubishi Shokuhin Co. Ltd.	4,600	122,576
Mitsubishi Steel Manufacturing Co. Ltd.	2,100	25,537
Mitsui Chemicals, Inc.	7,200	207,028
Mitsui DM Sugar Holdings Co. Ltd.	6,095	122,249
Mitsui E&S Co. Ltd.	24,500	82,282
Mitsui Mining & Smelting Co. Ltd.	18,916	447,113
Mitsui-Soko Holdings Co. Ltd.	5,900	150,468

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Miyazaki Bank Ltd.	2,400	$44,354
	Mizuno Corp.	6,300	165,157
	Mochida Pharmaceutical Co. Ltd.	800	18,603
*	Modec, Inc.	6,700	70,500
	Monex Group, Inc.	50,300	196,043
	MORESCO Corp.	2,000	16,783
	Morinaga Milk Industry Co. Ltd.	10,900	367,117
	Moriroku Holdings Co. Ltd.	4,700	69,358
	Morita Holdings Corp.	10,700	116,683
	Mory Industries, Inc.	1,800	45,051
	MrMax Holdings Ltd.	8,500	36,247
	Musashi Seimitsu Industry Co. Ltd.	15,800	197,023
	Musashino Bank Ltd.	10,000	176,543
	NAC Co. Ltd.	3,000	20,798
	Nachi-Fujikoshi Corp.	4,687	126,645
	Nafco Co. Ltd.	5,500	72,940
	Nagano Keiki Co. Ltd.	4,200	61,242
	Nagase & Co. Ltd.	32,400	557,082
	Nagatanien Holdings Co. Ltd.	3,800	57,888
	Naigai Tec Corp.	900	14,478
	Nakabayashi Co. Ltd.	5,900	22,089
	Nakamoto Packs Co. Ltd.	800	9,218
	Nakamuraya Co. Ltd.	1,100	23,979
	Nakayama Steel Works Ltd.	12,000	77,336
	Namura Shipbuilding Co. Ltd.	20,100	77,507
	Nanto Bank Ltd.	9,600	175,874
	Nanyo Corp.	1,300	19,851
	Nasu Denki Tekko Co. Ltd.	400	26,112
	Natori Co. Ltd.	2,300	31,766
	NF Holdings Corp.	1,500	12,988
	NGK Insulators Ltd.	59,400	728,497
	NH Foods Ltd.	8,600	248,134
	NHK Spring Co. Ltd.	62,244	498,741
	Nicca Chemical Co. Ltd.	1,800	10,509
	Nice Corp.	2,600	28,611
	Nichias Corp.	16,300	335,103
	Nichiban Co. Ltd.	3,400	48,522
	Nichicon Corp.	13,400	132,545
	Nichiden Corp.	4,700	81,185
	Nichiha Corp.	7,200	165,637
	Nichimo Co. Ltd.	800	22,940
	Nichirin Co. Ltd.	3,750	76,508
	Nihon Dengi Co. Ltd.	2,400	76,315
	Nihon Denkei Co. Ltd.	2,100	31,556
	Nihon Flush Co. Ltd.	4,300	29,313
	Nihon House Holdings Co. Ltd.	13,000	33,859
	Nihon Nohyaku Co. Ltd.	13,700	71,527
	Nihon Trim Co. Ltd.	1,400	32,003
	Niitaka Co. Ltd.	1,100	15,178
	Nikkiso Co. Ltd.	16,600	105,840
	Nikko Co. Ltd.	8,200	39,644
	Nikkon Holdings Co. Ltd.	17,200	361,534
	Nippi, Inc.	900	24,085
	Nippn Corp.	14,900	195,461
	Nippon Carbide Industries Co., Inc.	2,300	24,580
	Nippon Carbon Co. Ltd.	3,000	90,975
	Nippon Chemical Industrial Co. Ltd.	2,900	39,967
*	Nippon Coke & Engineering Co. Ltd.	67,700	52,887
*	Nippon Concrete Industries Co. Ltd.	17,600	41,766

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Denko Co. Ltd.	14,800	$30,116
	Nippon Dry-Chemical Co. Ltd.	1,400	17,015
	Nippon Electric Glass Co. Ltd.	27,600	501,317
	Nippon Filcon Co. Ltd.	3,100	10,207
	Nippon Kayaku Co. Ltd.	36,700	338,709
	Nippon Light Metal Holdings Co. Ltd.	16,702	178,335
*	Nippon Paper Industries Co. Ltd.	30,200	293,501
	Nippon Piston Ring Co. Ltd.	3,000	36,100
	Nippon Rietec Co. Ltd.	1,900	19,030
	Nippon Road Co. Ltd.	900	60,881
	Nippon Seisen Co. Ltd.	700	23,549
	Nippon Sharyo Ltd.	2,800	40,056
*	Nippon Sheet Glass Co. Ltd.	24,000	109,399
	Nippon Shokubai Co. Ltd.	9,100	350,320
	Nippon Signal Company Ltd.	14,400	103,220
	Nippon Soda Co. Ltd.	6,600	248,174
	Nippon Thompson Co. Ltd.	17,400	70,397
	Nippon Yakin Kogyo Co. Ltd.	5,100	156,431
	Nipro Corp.	41,300	299,872
	Nishi-Nippon Financial Holdings, Inc.	29,200	311,049
	Nishio Holdings Co. Ltd.	6,200	157,526
	Nissan Tokyo Sales Holdings Co. Ltd.	14,900	42,066
	Nissei Plastic Industrial Co. Ltd.	4,100	29,113
	Nissha Co. Ltd.	12,485	151,035
	Nisshin Oillio Group Ltd.	8,600	230,842
	Nisshinbo Holdings, Inc.	38,753	333,048
	Nissin Corp.	5,000	92,366
	Nissui Corp.	82,900	394,795
	Niterra Co. Ltd.	45,600	964,213
	Nitta Gelatin, Inc.	3,800	20,175
	Nitto Boseki Co. Ltd.	1,900	37,101
	Nitto Fuji Flour Milling Co. Ltd.	800	27,578
	Nitto Seiko Co. Ltd.	12,100	51,552
	Nittoc Construction Co. Ltd.	5,800	46,785
	Nittoku Co. Ltd.	1,700	30,677
	Nohmi Bosai Ltd.	1,900	23,068
	Nojima Corp.	16,700	163,012
	Noritsu Koki Co. Ltd.	5,700	98,843
	Noritz Corp.	9,600	117,874
	North Pacific Bank Ltd.	82,400	179,986
	NS United Kaiun Kaisha Ltd.	3,800	102,293
	NSK Ltd.	109,300	707,454
	NSW, Inc.	2,600	45,421
	NTN Corp.	122,200	274,578
	Obara Group, Inc.	2,900	84,717
	Ochi Holdings Co. Ltd.	900	8,515
	Ogaki Kyoritsu Bank Ltd.	11,700	161,118
	Ohara, Inc.	2,300	22,725
	Oiles Corp.	6,500	88,606
	Oita Bank Ltd.	4,300	74,261
	Oji Holdings Corp.	255,500	1,008,790
	Okabe Co. Ltd.	6,500	33,093
	Okada Aiyon Corp.	1,100	18,024
	Okamoto Industries, Inc.	3,000	83,409
	Okamoto Machine Tool Works Ltd.	1,300	52,482
	Okamura Corp.	15,400	220,971
	Okasan Securities Group, Inc.	51,100	203,604
	Oki Electric Industry Co. Ltd.	23,100	145,933
	Okinawa Financial Group, Inc.	2,080	32,746

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
OKUMA Corp.	7,100	$360,185
Okumura Corp.	10,700	320,019
Okura Industrial Co. Ltd.	2,800	47,117
Okuwa Co. Ltd.	4,001	24,496
Olba Healthcare Holdings, Inc.	1,600	19,681
Onoken Co. Ltd.	7,100	84,886
Onward Holdings Co. Ltd.	37,900	152,939
Oriental Consultants Holdings Co. Ltd.	500	11,025
Oriental Shiraishi Corp.	36,900	80,717
Osaka Organic Chemical Industry Ltd.	2,200	40,815
Osaki Electric Co. Ltd.	8,300	33,478
OSG Corp.	20,500	273,246
OUG Holdings, Inc.	1,100	19,028
Pacific Industrial Co. Ltd.	13,600	130,909
PALTAC Corp.	7,100	238,551
Paraca, Inc.	1,600	22,828
Paramount Bed Holdings Co. Ltd.	10,100	165,434
Pegasus Co. Ltd.	6,000	24,171
Pickles Holdings Co. Ltd.	4,900	43,077
Press Kogyo Co. Ltd.	28,800	129,018
Pressance Corp.	5,800	82,593
Prima Meat Packers Ltd.	6,500	101,331
Procrea Holdings, Inc.	6,900	102,834
Proto Corp.	8,500	76,128
PS Mitsubishi Construction Co. Ltd.	11,200	62,579
Qol Holdings Co. Ltd.	6,200	73,967
Raiznext Corp.	8,600	88,121
Rasa Corp.	1,900	20,337
Rasa Industries Ltd.	2,800	42,354
Raysum Co. Ltd.	2,100	44,544
Rengo Co. Ltd.	63,700	405,716
Resonac Holdings Corp.	53,700	879,700
Restar Holdings Corp.	5,900	98,495
Retail Partners Co. Ltd.	9,100	99,243
Rheon Automatic Machinery Co. Ltd.	7,100	72,568
Riken Technos Corp.	11,500	55,399
Riken Vitamin Co. Ltd.	5,400	78,880
Rix Corp.	600	13,556
Rokko Butter Co. Ltd.	5,100	47,516
Roland DG Corp.	2,700	67,729
Ryobi Ltd.	7,900	164,409
RYODEN Corp.	5,800	92,493
Ryosan Co. Ltd.	5,300	167,773
S Foods, Inc.	5,600	132,114
S&B Foods, Inc.	2,500	64,510
Sac's Bar Holdings, Inc.	7,900	56,526
Sakai Chemical Industry Co. Ltd.	5,400	75,379
Sakai Heavy Industries Ltd.	1,600	58,556
Sakai Moving Service Co. Ltd.	1,000	37,596
Sakata INX Corp.	10,570	91,109
Sala Corp.	18,200	93,375
SAMTY Co. Ltd.	6,000	95,844
San Holdings, Inc.	3,300	53,080
San ju San Financial Group, Inc.	7,530	92,035
San-A Co. Ltd.	4,400	145,829
San-Ai Obbli Co. Ltd.	19,800	225,466
Sanei Architecture Planning Co. Ltd.	3,100	33,456
San-In Godo Bank Ltd.	43,200	279,635
Sanken Electric Co. Ltd.	1,400	143,036

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanki Engineering Co. Ltd.	11,600	$126,051
	Sanko Gosei Ltd.	13,300	58,846
	Sanko Metal Industrial Co. Ltd.	1,000	32,145
	Sankyo Co. Ltd.	800	33,841
	Sankyo Frontier Co. Ltd.	1,400	37,646
	Sankyu, Inc.	13,800	478,545
	Sanoh Industrial Co. Ltd.	9,600	58,289
	Sansei Technologies, Inc.	4,600	40,389
	Sansha Electric Manufacturing Co. Ltd.	4,900	51,032
	Sanshin Electronics Co. Ltd.	2,200	33,608
	Sanyo Chemical Industries Ltd.	1,300	39,569
	Sanyo Denki Co. Ltd.	2,700	136,951
	Sanyo Special Steel Co. Ltd.	6,600	132,589
	Sanyo Trading Co. Ltd.	6,600	63,316
	Sato Holdings Corp.	8,100	113,434
	Sato Shoji Corp.	5,000	53,984
	Satori Electric Co. Ltd.	4,200	43,892
	Satudora Holdings Co. Ltd.	1,800	9,660
	Sawai Group Holdings Co. Ltd.	11,300	281,452
	Scroll Corp.	9,700	66,137
	Seika Corp.	2,600	36,841
	Seikitokyu Kogyo Co. Ltd.	8,500	86,367
	Seiko Group Corp.	8,200	151,593
	Seino Holdings Co. Ltd.	35,900	565,013
	Sekisui Kasei Co. Ltd.	11,200	35,693
	SEMITEC Corp.	1,700	27,388
	Senko Group Holdings Co. Ltd.	32,800	237,431
	Senshu Ikeda Holdings, Inc.	55,800	102,550
*	Sharp Corp.	56,000	332,985
	Shibaura Machine Co. Ltd.	3,500	111,895
	Shibusawa Warehouse Co. Ltd.	3,100	67,281
	Shibuya Corp.	500	9,255
	Shiga Bank Ltd.	12,400	265,649
	Shikibo Ltd.	4,000	29,179
	Shikoku Bank Ltd.	12,000	78,638
	Shima Seiki Manufacturing Ltd.	5,500	75,283
	Shimizu Corp.	101,400	698,599
	Shimojima Co. Ltd.	5,000	38,533
	Shin Nippon Air Technologies Co. Ltd.	3,200	53,683
	Shinagawa Refractories Co. Ltd.	1,700	75,392
	Shin-Etsu Polymer Co. Ltd.	11,300	112,233
	Shinko Shoji Co. Ltd.	8,100	64,672
	Shinmaywa Industries Ltd.	14,600	147,420
	Shin-Nihon Tatemono Co. Ltd.	3,600	14,256
	Shinsho Corp.	1,500	64,538
	Shinwa Co. Ltd.	3,600	56,816
	Shinwa Co. Ltd.	3,500	19,379
	Shizuki Electric Co., Inc.	7,500	28,336
	Shizuoka Financial Group, Inc.	141,000	1,177,647
	Shizuoka Gas Co. Ltd.	16,700	129,096
	Shofu, Inc.	2,700	45,168
	Showa Sangyo Co. Ltd.	5,000	96,548
	Showa Shinku Co. Ltd.	700	6,955
	Siix Corp.	10,100	109,318
	Sinanen Holdings Co. Ltd.	2,300	63,444
	Sinfonia Technology Co. Ltd.	7,500	91,012
	Sinko Industries Ltd.	5,700	78,859
	SKY Perfect JSAT Holdings, Inc.	56,500	235,934
	Soda Nikka Co. Ltd.	6,400	38,775

World ex U.S. Targeted Value Portfolio
CONTINUED
	Shares	Value»
JAPAN — (Continued)
Sodick Co. Ltd.	14,100	$72,122
Sojitz Corp.	70,440	1,672,405
Soken Chemical & Engineering Co. Ltd.	2,800	37,785
SPK Corp.	3,200	41,408
ST Corp.	3,700	39,641
Star Mica Holdings Co. Ltd.	4,200	18,243
Star Micronics Co. Ltd.	9,900	123,328
Starts Corp., Inc.	8,200	170,038
Starzen Co. Ltd.	4,900	80,210
Stella Chemifa Corp.	2,900	63,788
Step Co. Ltd.	1,700	21,169
Sugimoto & Co. Ltd.	2,800	41,649
Sumida Corp.	10,300	106,216
Sumitomo Bakelite Co. Ltd.	10,600	461,332
Sumitomo Forestry Co. Ltd.	43,200	1,042,412
Sumitomo Heavy Industries Ltd.	36,100	888,559
Sumitomo Mitsui Construction Co. Ltd.	44,200	117,256
Sumitomo Osaka Cement Co. Ltd.	9,275	260,405
Sumitomo Pharma Co. Ltd.	50,500	209,322
Sumitomo Riko Co. Ltd.	13,900	80,058
Sumitomo Rubber Industries Ltd.	51,154	523,052
Sumitomo Seika Chemicals Co. Ltd.	1,600	52,388
Sumitomo Warehouse Co. Ltd.	15,100	259,494
Sun Frontier Fudousan Co. Ltd.	9,500	100,864
Suncall Corp.	7,300	27,806
Sun-Wa Technos Corp.	3,300	52,705
Suruga Bank Ltd.	61,100	257,106
Suzuken Co. Ltd.	16,700	487,601
Suzuki Co. Ltd.	4,300	27,999
SWCC Corp.	7,100	97,732
T Hasegawa Co. Ltd.	9,200	219,738
T RAD Co. Ltd.	2,300	29,787
Tachibana Eletech Co. Ltd.	4,500	86,741
Tachi-S Co. Ltd.	8,200	89,850
Tadano Ltd.	25,600	200,896
Taihei Dengyo Kaisha Ltd.	4,000	125,132
Taiheiyo Cement Corp.	21,000	438,570
Taiheiyo Kouhatsu, Inc.	1,500	8,281
Taiho Kogyo Co. Ltd.	6,400	37,686
Taikisha Ltd.	7,000	208,425
Taisei Lamick Co. Ltd.	2,400	51,278
Takamatsu Construction Group Co. Ltd.	4,700	89,269
Takaoka Toko Co. Ltd.	3,700	55,296
Takara & Co. Ltd.	3,300	54,004
Takara Holdings, Inc.	26,100	229,691
Takara Standard Co. Ltd.	9,700	127,085
Takasago International Corp.	4,300	86,447
Takasago Thermal Engineering Co. Ltd.	12,100	218,473
Takashima & Co. Ltd.	1,500	38,552
Takashimaya Co. Ltd.	31,100	452,085
Takasho Co. Ltd.	4,200	19,557
Take & Give Needs Co. Ltd.	4,700	39,701
TAKEBISHI Corp.	2,800	35,364
Takuma Co. Ltd.	11,100	121,460
Tamura Corp.	17,900	77,663
Tanabe Engineering Corp.	1,300	11,736
Tatsuta Electric Wire & Cable Co. Ltd.	11,500	57,820
Tayca Corp.	5,500	57,828
Techno Quartz, Inc.	900	26,743

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Technoflex Corp.	1,200	$9,174
	Teijin Ltd.	51,300	548,691
	Tekken Corp.	3,000	43,104
	Tenma Corp.	700	12,991
	Terasaki Electric Co. Ltd.	900	8,671
	Toa Corp.	4,300	98,151
	TOA ROAD Corp.	3,400	114,856
	Tobishima Corp.	6,940	67,067
	Tochigi Bank Ltd.	24,700	49,587
	Toda Corp.	57,700	321,369
*	Toda Kogyo Corp.	1,200	18,446
	Toenec Corp.	2,600	68,698
	Togami Electric Manufacturing Co. Ltd.	700	10,372
	Toho Acetylene Co. Ltd.	1,200	12,870
	Toho Bank Ltd.	65,100	113,116
	Toho Holdings Co. Ltd.	16,800	327,561
	Toho Zinc Co. Ltd.	4,100	51,097
	Tohoku Bank Ltd.	4,728	35,791
	Tokai Carbon Co. Ltd.	58,600	521,338
	Tokai Corp.	2,300	31,010
	Tokai Rika Co. Ltd.	16,900	267,397
	Tokai Tokyo Financial Holdings, Inc.	47,076	145,130
	Tokushu Tokai Paper Co. Ltd.	2,300	54,692
	Tokuyama Corp.	18,500	318,232
	Tokyo Keiki, Inc.	3,800	34,829
	Tokyo Kiraboshi Financial Group, Inc.	8,300	219,643
	Tokyo Rope Manufacturing Co. Ltd.	6,300	57,160
	Tokyo Sangyo Co. Ltd.	4,000	24,583
	Tokyo Steel Manufacturing Co. Ltd.	10,900	131,856
	Tokyo Tatemono Co. Ltd.	43,000	574,630
	Tokyo Theatres Co., Inc.	3,000	23,731
	Tokyu Construction Co. Ltd.	15,200	82,252
	Tokyu Fudosan Holdings Corp.	185,100	1,100,409
	Toli Corp.	12,400	31,059
	Tomen Devices Corp.	1,400	49,353
	Tomoe Engineering Co. Ltd.	2,300	47,270
	Tomoku Co. Ltd.	3,200	50,007
	TOMONY Holdings, Inc.	53,000	150,342
	Tonami Holdings Co. Ltd.	1,600	57,839
	Topre Corp.	9,601	110,649
	Topy Industries Ltd.	4,600	80,028
	Torishima Pump Manufacturing Co. Ltd.	5,200	69,186
	Tosei Corp.	9,200	114,072
	Tosoh Corp.	77,600	1,014,284
	Totetsu Kogyo Co. Ltd.	5,700	109,140
	Towa Bank Ltd.	7,500	30,989
	Towa Corp.	5,800	109,433
	Towa Pharmaceutical Co. Ltd.	8,500	107,542
	Toyo Construction Co. Ltd.	22,200	168,678
*	Toyo Engineering Corp.	8,900	40,728
	Toyo Ink SC Holdings Co. Ltd.	10,700	164,956
	Toyo Kanetsu KK	2,400	62,707
	Toyo Machinery & Metal Co. Ltd.	5,300	25,808
	Toyo Seikan Group Holdings Ltd.	43,100	700,630
	Toyo Tanso Co. Ltd.	5,300	212,484
	Toyo Tire Corp.	32,200	435,996
	Toyobo Co. Ltd.	12,923	98,614
	Toyoda Gosei Co. Ltd.	20,300	433,289
	Toyota Boshoku Corp.	19,600	357,601

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TRE Holdings Corp.	12,600	$109,454
	Trusco Nakayama Corp.	8,500	130,960
	Tsubaki Nakashima Co. Ltd.	11,100	64,253
	Tsubakimoto Chain Co.	7,500	199,965
	Tsubakimoto Kogyo Co. Ltd.	1,000	33,477
	Tsukishima Holdings Co. Ltd.	5,300	47,818
	Tsukuba Bank Ltd.	31,700	49,308
	Tsumura & Co.	17,100	318,226
	Tsuzuki Denki Co. Ltd.	4,100	61,383
	UACJ Corp.	10,800	216,280
	UBE Corp.	33,800	616,923
	Uchida Yoko Co. Ltd.	2,000	77,682
	Ueki Corp.	1,000	10,011
	Union Tool Co.	3,300	76,431
	Unipres Corp.	11,000	87,823
	United Super Markets Holdings, Inc.	16,200	127,503
	UNITED, Inc.	5,400	32,637
*	Unitika Ltd.	10,000	16,473
*	Universal Entertainment Corp.	8,200	148,334
	Urbanet Corp. Co. Ltd.	7,300	17,194
	Ushio, Inc.	16,300	225,823
	V Technology Co. Ltd.	3,300	57,481
	Valor Holdings Co. Ltd.	7,600	114,142
	Vital KSK Holdings, Inc.	14,400	100,534
	VT Holdings Co. Ltd.	24,900	93,408
	Wacoal Holdings Corp.	11,500	250,229
	Wakachiku Construction Co. Ltd.	3,700	81,100
	Wakita & Co. Ltd.	12,600	113,838
	Warabeya Nichiyo Holdings Co. Ltd.	4,700	90,538
	Wood One Co. Ltd.	2,403	20,771
	World Co. Ltd.	7,600	94,030
	Wowow, Inc.	3,700	30,204
	Xebio Holdings Co. Ltd.	8,802	70,424
	Yachiyo Industry Co. Ltd.	3,600	35,022
	Yagi & Co. Ltd.	800	7,672
	Yahagi Construction Co. Ltd.	7,300	68,828
	YAMABIKO Corp.	11,300	123,489
	Yamada Holdings Co. Ltd.	105,600	319,032
	Yamae Group Holdings Co. Ltd.	5,000	116,703
	Yamagata Bank Ltd.	7,300	58,388
	Yamaguchi Financial Group, Inc.	58,328	453,581
	Yamanashi Chuo Bank Ltd.	8,400	83,769
	Yamashina Corp.	27,600	17,860
	Yamashin-Filter Corp.	7,500	16,169
	Yamatane Corp.	2,300	30,057
	Yamaura Corp.	2,600	21,464
	Yamaya Corp.	1,800	34,449
	Yamazen Corp.	14,700	125,077
	Yashima Denki Co. Ltd.	4,000	38,191
	Yellow Hat Ltd.	9,600	126,135
	Yokogawa Bridge Holdings Corp.	9,000	161,913
	Yokohama Rubber Co. Ltd.	40,300	903,665
	Yokorei Co. Ltd.	14,900	127,890
	Yokowo Co. Ltd.	5,200	67,220
	Yondenko Corp.	3,000	49,338
	Yondoshi Holdings, Inc.	4,400	60,010
	Yorozu Corp.	5,700	37,611
	Yotai Refractories Co. Ltd.	5,200	57,056
	Yuasa Trading Co. Ltd.	5,700	182,578

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yurtec Corp.	11,800	$73,367
	Yushin Precision Equipment Co. Ltd.	4,900	25,346
	Yutaka Giken Co. Ltd.	1,300	18,353
	Zenrin Co. Ltd.	7,800	48,971
	Zeon Corp.	35,400	381,798
	Zuiko Corp.	5,200	46,481
TOTAL JAPAN			117,417,642
KUWAIT — (0.1%)
	A'ayan Leasing & Investment Co. KSCP	146,389	75,768
*	Agility Public Warehousing Co. KSC	150,360	308,355
	Al Ahli Bank of Kuwait KSCP	14,318	11,186
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	38,803	23,494
	Burgan Bank SAK	105,923	71,719
	Combined Group Contracting Co. SAK	8,260	10,406
	Mezzan Holding Co. KSCC	9,575	16,675
TOTAL KUWAIT			517,603
MALAYSIA — (0.5%)
	Able Global Bhd	27,200	7,975
#	AFFIN Bank Bhd	91,617	39,632
	Ajinomoto Malaysia Bhd	3,900	14,373
	Alliance Bank Malaysia Bhd	141,500	110,790
	Allianz Malaysia Bhd	10,200	32,990
	AME Elite Consortium Bhd	23,900	7,207
#	AMMB Holdings Bhd	286,600	245,421
	Batu Kawan Bhd	15,700	74,023
*	Berjaya Corp. Bhd	528,042	34,552
#	BIMB Holdings Bhd	109,300	53,352
#	Boustead Plantations Bhd	64,100	15,064
#*	Bumi Armada Bhd	384,100	44,346
#	Cahya Mata Sarawak Bhd	84,400	19,849
#	CB Industrial Product Holding Bhd	30,900	7,748
*	Coastal Contracts Bhd	24,400	11,916
*	Dagang NeXchange Bhd	321,100	33,834
#	Dayang Enterprise Holdings Bhd	159,940	49,720
	DRB-Hicom Bhd	174,900	57,418
	Duopharma Biotech Bhd	74,277	21,434
	Eco World Development Group Bhd	128,100	26,707
#*	Ekovest Bhd	342,300	33,802
#	FGV Holdings Bhd	88,200	27,983
	Formosa Prosonic Industries Bhd	22,200	12,752
	Gamuda Bhd	278,039	265,123
#	Genting Plantations Bhd	40,500	54,881
#	Guan Chong Bhd	46,700	22,822
	Hai-O Enterprise Bhd	16,303	3,728
	Hap Seng Plantations Holdings Bhd	39,800	17,478
	Hartalega Holdings Bhd	192,400	93,948
	Hengyuan Refining Co. Bhd	35,300	27,194
	Hiap Teck Venture Bhd	111,300	8,518
#	Hibiscus Petroleum Bhd	231,700	47,885
	Hong Leong Industries Bhd	10,900	21,758
	IGB Bhd	77,974	36,492
	IJM Corp. Bhd	446,400	151,498
	IOI Properties Group Bhd	183,749	55,856
*	JAKS Resources Bhd	146,300	6,331
	Jaya Tiasa Holdings Bhd	64,000	10,293
	Kenanga Investment Bank Bhd	48,500	9,841

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Kerjaya Prospek Group Bhd	39,895	$9,909
	Kretam Holdings Bhd	95,800	12,742
	Lii Hen Industries Bhd	46,200	8,658
	Luxchem Corp. Bhd	110,200	11,482
#	Magni-Tech Industries Bhd	28,266	11,846
	Magnum Bhd	30	7
#	Mah Sing Group Bhd	269,500	40,059
	Malayan Flour Mills Bhd	156,450	22,022
#	Malaysia Building Society Bhd	394,884	68,288
#	Malaysia Smelting Corp. Bhd	40,000	21,311
#	Malaysian Resources Corp. Bhd	406,277	34,256
	Matrix Concepts Holdings Bhd	100,125	31,528
#	Mega First Corp. Bhd	82,000	60,175
#	MKH Bhd	42,400	12,135
#	MNRB Holdings Bhd	102,843	22,461
	MPHB Capital Bhd	107,000	24,419
	Muda Holdings Bhd	17,600	5,659
*	Muhibbah Engineering M Bhd	82,700	12,481
*	Nylex Malaysia Bhd	1,285	137
*	Sapura Energy Bhd	1,048,700	8,114
	Sarawak Oil Palms Bhd	68,077	39,393
	Scientex Bhd	103,400	81,674
	Sime Darby Property Bhd	344,800	46,664
#	SKP Resources Bhd	127,400	26,841
	SP Setia Bhd Group	277,400	38,761
#	Sports Toto Bhd	34,800	11,276
	Sunway Bhd	424,300	168,456
#	Syarikat Takaful Malaysia Keluarga Bhd	41,346	31,923
#	Ta Ann Holdings Bhd	39,440	32,563
	Taliworks Corp. Bhd	69,900	12,400
	Thong Guan Industries Bhd	44,900	20,513
#*	Top Glove Corp. Bhd	236,600	48,300
#*	Tropicana Corp. Bhd	116,928	30,834
	TSH Resources Bhd	76,900	17,740
#	UEM Sunrise Bhd	335,500	35,736
	UMW Holdings Bhd	59,700	54,709
	Unisem M Bhd	48,200	33,590
	United Malacca Bhd	15,200	17,863
	United Plantations Bhd	13,600	48,181
	UOA Development Bhd	155,199	64,378
*	Velesto Energy Bhd	447,600	22,875
	VS Industry Bhd	372,500	73,962
#	Yinson Holdings Bhd	189,520	107,184
*	YNH Property Bhd	41,716	46,985
	YTL Corp. Bhd	434,000	112,608
TOTAL MALAYSIA			3,459,632
MEXICO — (0.7%)
*	ALEATICA SAB de CV	32,376	66,260
	Alfa SAB de CV, Class A	346,918	213,600
	Alpek SAB de CV	52,095	53,728
Ω	Banco del Bajio SA	79,104	239,934
	Bolsa Mexicana de Valores SAB de CV	10,300	21,836
*	Cemex SAB de CV	33,134	25,249
*	Cemex SAB de CV, Sponsored ADR	164,690	1,254,938
	Cia Minera Autlan SAB de CV, Class B	16,424	12,712
*	Controladora AXTEL SAB DE CV	346,918	3,999
	Corp Actinver SAB de CV	15,000	12,541
	El Puerto de Liverpool SAB de CV, Class C1	21,169	132,450

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	GCC SAB de CV	11,477	$111,083
	Genomma Lab Internacional SAB de CV, Class B	78,280	70,169
	Gentera SAB de CV	133,929	174,200
	Grupo Comercial Chedraui SA de CV	65,795	385,418
	Grupo Herdez SAB de CV	10,131	29,785
	Grupo Industrial Saltillo SAB de CV	37,531	68,360
	Grupo Televisa SAB	145,620	154,273
*Ω	Grupo Traxion SAB de CV	21,848	46,827
*	Industrias CH SAB de CV, Class B	34,322	408,113
*	Industrias Penoles SAB de CV	15,981	228,840
	La Comer SAB de CV	82,402	205,648
	Megacable Holdings SAB de CV	95,361	241,805
*	Minera Frisco SAB de CV, Class A1	268,120	42,912
	Operadora de Sites Mexicanos SA de CV, Class A	91,353	92,635
	Orbia Advance Corp. SAB de CV	109,587	248,886
*	Organizacion Cultiba SAB de CV	58,298	38,645
*	Organizacion Soriana SAB de CV, Class B	12,168	20,005
	Promotora y Operadora de Infraestructura SAB de CV	15,954	165,952
	Promotora y Operadora de Infraestructura SAB de CV, Class L	4,381	28,851
	Qualitas Controladora SAB de CV	18,417	135,744
	Regional SAB de CV	16,220	125,759
*	Vista Energy SAB de CV, ADR	5,814	151,745
	Vitro SAB de CV, Class A	19,893	21,580
TOTAL MEXICO			5,234,482
NETHERLANDS — (2.1%)
	Aalberts NV	9,295	419,432
Ω	ABN AMRO Bank NV, CVA	112,128	1,906,535
	Acomo NV	5,335	120,940
	Aegon NV	419,896	2,279,313
	Aegon NV, Class NY	118,538	638,920
*	AFC Ajax NV	763	9,280
	Allfunds Group PLC	32,646	212,850
	APERAM SA	13,851	437,124
	ASR Nederland NV	41,960	1,902,022
Ω	B&S Group Sarl	5,237	23,035
	Brunel International NV	4,870	67,794
	Flow Traders Ltd.	4,470	97,245
	ForFarmers NV	14,165	44,460
*	Fugro NV	30,171	537,987
	Heijmans NV, CVA	7,868	108,825
	Kendrion NV	3,258	60,821
	Koninklijke Vopak NV	17,924	675,767
	NN Group NV	43,448	1,665,576
	OCI NV	12,845	366,080
	Ordina NV	16,773	105,121
	Randstad NV	15,764	923,542
	SBM Offshore NV	48,844	709,604
Ω	Signify NV	32,196	1,012,289
	Sligro Food Group NV	4,076	78,692
	TKH Group NV	6,042	315,250
	Van Lanschot Kempen NV	10,130	331,931
TOTAL NETHERLANDS			15,050,435
NEW ZEALAND — (0.3%)
*	Air New Zealand Ltd.	254,034	124,730
	Arvida Group Ltd.	109,370	85,004
	Channel Infrastructure NZ Ltd.	62,536	63,708

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Chorus Ltd.	21,973	$117,391
	Comvita Ltd.	6,699	13,257
	Fletcher Building Ltd.	105,386	365,393
	Genesis Energy Ltd.	37,449	63,073
	Heartland Group Holdings Ltd.	123,339	137,924
	KMD Brands Ltd.	91,689	51,845
	NZME Ltd.	28,793	17,693
	Oceania Healthcare Ltd.	99,645	47,028
	Ryman Healthcare Ltd.	14,112	59,772
	Sanford Ltd.	17,604	45,539
	SKY Network Television Ltd.	42,112	65,371
	SKYCITY Entertainment Group Ltd.	127,726	179,323
	Steel & Tube Holdings Ltd.	30,627	24,537
	Summerset Group Holdings Ltd.	52,167	333,801
*	Tourism Holdings Ltd.	29,704	65,346
	TOWER Ltd.	60,691	23,759
TOTAL NEW ZEALAND			1,884,494
NORWAY — (0.7%)
	2020 Bulkers Ltd.	5,113	52,679
*	Akastor ASA	37,863	40,790
	AMSC ASA	11,380	45,149
	Austevoll Seafood ASA	22,375	167,999
Ω	Avance Gas Holding Ltd.	5,803	49,577
	Belships ASA	25,709	45,988
*	BLUENORD ASA	678	29,813
	Bonheur ASA	3,074	77,259
*	Borr Drilling Ltd.	31,060	272,707
*	BW Energy Ltd.	19,743	58,667
Ω	BW LPG Ltd.	23,228	248,590
	BW Offshore Ltd.	27,830	76,220
*	Cadeler AS	12,218	50,710
*	Cloudberry Clean Energy ASA	40,226	46,876
	DNO ASA	122,377	132,748
Ω	Elkem ASA	75,259	178,528
Ω	Elmera Group ASA	16,546	33,199
	FLEX LNG Ltd.	1,312	41,622
	Froey ASA	5,000	37,249
	Frontline PLC	5,347	89,090
	Golden Ocean Group Ltd.	28,799	225,662
	Hafnia Ltd.	21,611	117,459
*	Hexagon Composites ASA	14,501	43,264
*	Hexagon Purus ASA	4,976	10,130
	Hoegh Autoliners ASA	12,357	71,421
*	Kahoot! ASA	35,868	123,382
Ω	Klaveness Combination Carriers ASA	1,830	12,912
*	Kongsberg Automotive ASA	246,596	61,548
*	LINK Mobility Group Holding ASA	69,094	96,486
	MPC Container Ships ASA	71,359	133,128
*Ω	Norske Skog ASA	8,655	38,804
*	Northern Ocean Ltd.	10,742	14,700
*	Odfjell Drilling Ltd.	24,848	70,652
	Odfjell SE, Class A	8,358	76,235
	Odfjell Technology Ltd.	4,141	21,091
*	OKEA ASA	7,081	26,716
Ω	Okeanis Eco Tankers Corp.	3,618	87,847
	Panoro Energy ASA	18,567	56,569
	Pareto Bank ASA	8,957	47,502
*	Pexip Holding ASA	22,223	40,485

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
*	PGS ASA	182,171	$128,103
	Sandnes Sparebank	3,712	31,833
Ω	Scatec ASA	22,681	189,568
	Selvaag Bolig ASA	9,155	29,071
*Ω	Shelf Drilling Ltd.	45,698	112,251
*	Siem Offshore, Inc.	8,429	17,353
*	Solstad Offshore ASA	11,109	26,358
	Sparebank 1 Oestlandet	7,902	99,302
	SpareBank 1 Sorost-Norge	16,843	83,040
	SpareBank 1 SR-Bank ASA	11,748	151,626
	Sparebanken More	9,555	72,174
	Stolt-Nielsen Ltd.	5,183	128,152
	Subsea 7 SA	13,211	177,545
	TGS ASA	25,057	334,443
	Wallenius Wilhelmsen ASA	27,389	190,180
TOTAL NORWAY			4,922,452
PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	158,000	26,623
	Alliance Global Group, Inc.	432,200	97,906
*	Atlas Consolidated Mining & Development Corp.	95,100	6,451
	Belle Corp.	514,000	11,799
	China Banking Corp.	134,000	75,651
	DMCI Holdings, Inc.	189,400	33,130
	DoubleDragon Corp.	56,800	7,795
	Filinvest Land, Inc.	625,000	7,852
	First Philippine Holdings Corp.	35,390	40,275
	Globe Telecom, Inc.	1,945	68,018
	GT Capital Holdings, Inc.	12,545	124,544
*	Holcim Philippines, Inc.	9,900	698
*	Integrated Micro-Electronics, Inc.	65,800	5,596
	LT Group, Inc.	152,800	26,718
	Megaworld Corp.	1,471,000	54,937
	Metropolitan Bank & Trust Co.	117,200	128,117
	Petron Corp.	425,100	28,636
††	Philcomsat Holdings Corp.	10,942	15,072
	Philex Mining Corp.	281,400	15,140
*	Philippine National Bank	19,943	6,712
*	Phoenix Petroleum Philippines, Inc.	68,700	9,756
	Puregold Price Club, Inc.	114,200	60,315
	RFM Corp.	131,000	7,613
	Rizal Commercial Banking Corp.	59,520	27,109
	Robinsons Land Corp.	313,031	85,550
	Robinsons Retail Holdings, Inc.	60,780	60,383
	San Miguel Corp.	57,310	113,598
	Security Bank Corp.	69,060	104,435
	Semirara Mining & Power Corp.	66,100	34,732
	Shell Pilipinas Corp.	33,500	8,772
*	Top Frontier Investment Holdings, Inc.	3,550	6,854
	Union Bank of the Philippines	32,273	44,668
TOTAL PHILIPPINES			1,345,455
POLAND — (0.3%)
	AB SA	2,231	32,198
*	Alior Bank SA	12,843	186,034
	Amica SA	1,011	20,902
	Arctic Paper SA	3,286	14,661
	ASBISc Enterprises PLC	6,848	54,451

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Asseco Poland SA	6,916	$137,784
	Bank Handlowy w Warszawie SA	4,848	108,848
*	Bank Millennium SA	83,838	137,076
*	Bank Ochrony Srodowiska SA	9,806	23,476
	Cognor Holding SA	27,036	52,767
	Cyfrowy Polsat SA	22,746	91,658
	Develia SA	100,947	123,299
	Dom Development SA	609	22,520
	Echo Investment SA	21,847	23,838
*	Enea SA	47,976	105,448
	Fabryki Mebli Forte SA	2,722	17,335
*	Grenevia SA	55,757	50,987
*	Grupa Azoty SA	6,429	43,244
	Inter Cars SA	667	106,584
	Lubelski Wegiel Bogdanka SA	3,428	33,451
	Mirbud SA	6,182	12,271
*	PGE Polska Grupa Energetyczna SA	150,995	321,162
*	PKP Cargo SA	2,992	12,590
*	Polimex-Mostostal SA	18,277	21,378
*	Tauron Polska Energia SA	191,826	178,328
	Torpol SA	2,282	10,232
	VRG SA	30,608	27,309
	Warsaw Stock Exchange	2,325	22,061
*	Wawel SA	24	3,679
TOTAL POLAND			1,995,571
PORTUGAL — (0.3%)
	Altri SGPS SA	21,181	99,596
*	Banco Comercial Portugues SA, Class R	2,531,594	691,391
	Corticeira Amorim SGPS SA	13,691	155,173
	Galp Energia SGPS SA	36,580	486,134
	Ibersol SGPS SA	4,207	32,016
	Mota-Engil SGPS SA	7,122	19,602
	Navigator Co. SA	59,410	208,242
	NOS SGPS SA	43,230	164,148
	Semapa-Sociedade de Investimento e Gestao	941	13,652
	Sonae SGPS SA	282,551	307,207
TOTAL PORTUGAL			2,177,161
QATAR — (0.2%)
	Aamal Co.	303,573	73,530
	Al Khaleej Takaful Group QSC	19,241	14,988
*	Baladna	116,412	48,656
	Barwa Real Estate Co.	279,082	215,412
	Doha Bank QPSC	267,105	126,924
	Doha Insurance Co. QSC	77,894	48,831
	Gulf International Services QSC	191,307	108,847
	Gulf Warehousing Co.	49,477	46,740
*	Lesha Bank LLC	35,765	15,712
*	Mazaya Real Estate Development QPSC	153,404	35,280
	Qatar Industrial Manufacturing Co. QSC	45,582	37,844
*	Qatar Insurance Co. SAQ	200,169	122,584
	Qatar National Cement Co. QSC	53,035	57,907
*	Salam International Investment Ltd. QSC	270,582	57,172
	United Development Co. QSC	387,788	129,939
	Vodafone Qatar QSC	87,404	46,526
TOTAL QATAR			1,186,892

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (0.0%)
*††	Lenta International Co. PJSC, GDR	3,874	$0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	22,423	0
*††	Ros Agro PLC, GDR	14,783	0
*††	RusHydro PJSC, ADR	154,685	0
*††	Tatneft PJSC, Sponsored ADR	10,602	0
*††	VTB Bank PJSC, GDR	176,858	0
SAUDI ARABIA — (1.3%)
	Al Babtain Power & Telecommunication Co.	8,017	68,184
*	Al Hassan Ghazi Ibrahim Shaker Co.	7,787	52,764
*	Al Jouf Cement Co.	19,081	62,326
*	Al Khaleej Training & Education Co.	10,596	56,769
*	AlAbdullatif Industrial Investment Co.	8,897	42,957
*	Al-Etihad Cooperative Insurance Co.	5,479	25,206
*	AlJazira Takaful Ta'awuni Co.	8,883	44,187
*	Allianz Saudi Fransi Cooperative Insurance Co.	5,158	23,693
	Alujain Corp.	2,082	25,680
	Arab National Bank	32,920	233,730
	Arabian Cement Co.	15,098	157,345
	Arriyadh Development Co.	13,704	73,207
	Bank Al-Jazira	74,862	366,665
	Basic Chemical Industries Ltd.	3,965	37,977
	Bawan Co.	2,144	20,609
*	Buruj Cooperative Insurance Co.	4,896	25,120
*	Chubb Arabia Cooperative Insurance Co.	4,595	25,690
	City Cement Co.	14,087	85,586
*	Dar Al Arkan Real Estate Development Co.	166,461	751,150
*	Dur Hospitality Co.	16,015	119,183
	Eastern Province Cement Co.	4,731	57,050
*	Electrical Industries Co.	8,007	77,109
*	Emaar Economic City	88,843	213,202
	Etihad Etisalat Co.	79,001	986,463
*	Gulf General Cooperative Insurance Co.	9,428	21,250
	Gulf Insurance Group	6,660	56,725
	Hail Cement Co.	16,024	53,971
	Herfy Food Services Co.	1,122	11,112
*	Jazan Energy & Development Co.	8,139	31,898
	L'Azurde Co. for Jewelry	8,557	32,874
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	10,737	38,344
*	Methanol Chemicals Co.	11,644	76,016
	Middle East Paper Co.	3,374	32,163
*	Middle East Specialized Cables Co.	6,218	26,030
*	Mobile Telecommunications Co. Saudi Arabia	82,390	294,739
	Najran Cement Co.	28,708	101,331
	National Co. for Glass Industries	5,492	55,637
*	National Gypsum	4,691	31,643
*	National Industrialization Co., Class C	78,863	296,679
	National Medical Care Co.	4,730	171,262
	Northern Region Cement Co.	35,051	106,475
*	Rabigh Refining & Petrochemical Co.	79,230	219,758
	Sahara International Petrochemical Co.	62,789	633,592
	Saudi Ceramic Co.	6,271	50,797
	Saudi Chemical Co. Holding	136,990	169,812
	Saudi Industrial Services Co.	13,171	97,869
	Saudi Investment Bank	47,808	228,087
*	Saudi Kayan Petrochemical Co.	163,798	535,147
	Saudi Marketing Co.	7,095	49,644
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	8,469	89,421
*	Saudi Printing & Packaging Co., Class C	7,870	38,634
*	Saudi Public Transport Co.	15,796	74,721

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Reinsurance Co.	14,082	$67,350
*	Saudi Steel Pipe Co.	2,289	15,907
	Savola Group	25,019	282,009
*	Seera Group Holding	45,531	349,362
*	Sinad Holding Co.	15,976	53,894
	Southern Province Cement Co.	778	10,240
*	Tabuk Cement Co.	16,107	67,748
*	Umm Al-Qura Cement Co.	8,146	39,721
	United International Transportation Co.	7,431	136,937
*	Walaa Cooperative Insurance Co.	4,391	21,721
	Yamama Cement Co.	27,139	260,064
	Yanbu Cement Co.	20,195	215,258
*	Zamil Industrial Investment Co.	10,609	68,339
TOTAL SAUDI ARABIA			8,846,033
SINGAPORE — (0.8%)
	AEM Holdings Ltd.	52,400	148,644
*	Avarga Ltd.	100,900	15,128
	Aztech Global Ltd.	30,200	16,693
	BRC Asia Ltd.	17,700	22,235
	Bukit Sembawang Estates Ltd.	45,200	139,430
	China Aviation Oil Singapore Corp. Ltd.	94,800	66,001
	China Sunsine Chemical Holdings Ltd.	89,700	27,686
	City Developments Ltd.	106,800	594,266
	Civmec Ltd.	27,600	17,016
*	COSCO Shipping International Singapore Co. Ltd.	320,100	36,854
	CSE Global Ltd.	137,400	49,579
	Del Monte Pacific Ltd.	197,000	25,160
	Delfi Ltd.	37,800	34,406
*††	Ezion Holdings Ltd.	1,083,800	0
#*††	Ezra Holdings Ltd.	468,200	0
	Far East Orchard Ltd.	64,355	50,300
	First Resources Ltd.	132,700	150,770
	Food Empire Holdings Ltd.	59,800	48,607
	Frasers Property Ltd.	71,200	45,267
	Frencken Group Ltd.	119,600	77,821
	Fu Yu Corp. Ltd.	116,400	14,737
	Golden Agri-Resources Ltd.	1,767,100	332,761
	Great Eastern Holdings Ltd.	6,400	89,269
	GuocoLand Ltd.	68,600	79,976
	Ho Bee Land Ltd.	50,700	75,158
	Hong Fok Corp. Ltd.	106,790	79,535
	Hong Leong Asia Ltd.	61,800	29,983
	Hotel Grand Central Ltd.	35,281	23,612
	Hutchison Port Holdings Trust	1,212,700	224,480
*††	Hyflux Ltd.	124,600	0
	Indofood Agri Resources Ltd.	57,000	12,665
	ISDN Holdings Ltd.	93,400	30,968
*	Mandarin Oriental International Ltd.	67,600	113,500
*	Marco Polo Marine Ltd.	1,031,800	41,029
	Mewah International, Inc.	86,100	18,886
*††	Midas Holdings Ltd.	343,400	0
	Nanofilm Technologies International Ltd.	37,600	32,251
	Netlink NBN Trust	562,100	363,591
	Olam Group Ltd.	125,120	123,448
	OUE Ltd.	79,600	64,088
	Oxley Holdings Ltd.	261,197	24,338
	QAF Ltd.	53,800	32,372
	Raffles Medical Group Ltd.	21,300	22,444

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Riverstone Holdings Ltd.	123,100	$57,940
*	Seatrium Ltd.	4,754,800	503,939
*	SIA Engineering Co. Ltd.	46,700	86,095
	Sinarmas Land Ltd.	163,500	23,979
	Singapore Land Group Ltd.	50,200	79,426
	Stamford Land Corp. Ltd.	160,398	48,857
*††	Swiber Holdings Ltd.	92,600	0
*††	Swiber Holdings Ltd.	92,600	0
	Tai Sin Electric Ltd.	34,116	10,139
	Tiong Woon Corp. Holding Ltd.	30,600	11,382
	Tuan Sing Holdings Ltd.	211,274	50,908
	UMS Holdings Ltd.	142,400	117,847
	UOB-Kay Hian Holdings Ltd.	97,311	100,278
	UOL Group Ltd.	99,200	524,885
	Venture Corp. Ltd.	55,000	620,065
	Wee Hur Holdings Ltd.	60,800	8,575
	Wing Tai Holdings Ltd.	122,600	131,829
TOTAL SINGAPORE			5,771,098
SOUTH AFRICA — (0.8%)
	Adcock Ingram Holdings Ltd.	11,334	35,068
	Advtech Ltd.	12,329	12,818
	AECI Ltd.	21,022	110,913
	African Rainbow Minerals Ltd.	20,343	229,615
	Alexander Forbes Group Holdings Ltd.	37,429	10,895
	Altron Ltd., Class A	34,495	14,514
	Aspen Pharmacare Holdings Ltd.	47,538	510,140
	Astral Foods Ltd.	6,825	62,272
*	Aveng Ltd.	13,124	5,880
	Barloworld Ltd.	34,363	161,105
	Curro Holdings Ltd.	22,467	10,841
	DataTec Ltd.	67,267	132,523
	DRDGOLD Ltd.	20,823	22,888
	Foschini Group Ltd.	44,351	268,749
	Grindrod Ltd.	37,833	20,197
	Harmony Gold Mining Co. Ltd.	32,476	140,227
	Harmony Gold Mining Co. Ltd., Sponsored ADR	75,442	323,646
	Hudaco Industries Ltd.	3,075	27,873
	Impala Platinum Holdings Ltd.	6,108	44,118
	Investec Ltd.	71,546	446,875
	Invicta Holdings Ltd.	8,097	12,635
	Lewis Group Ltd.	12,017	25,911
	Life Healthcare Group Holdings Ltd.	178,842	208,937
	Merafe Resources Ltd.	340,993	24,186
*	Metair Investments Ltd.	34,895	37,402
	Momentum Metropolitan Holdings	184,923	195,944
	Motus Holdings Ltd.	30,123	177,778
	Mpact Ltd.	23,171	34,406
	Oceana Group Ltd.	12,750	49,821
	Old Mutual Ltd.	968,119	705,180
	Omnia Holdings Ltd.	31,449	103,690
Ω	Pepkor Holdings Ltd.	276,572	269,112
*	PPC Ltd.	144,332	21,394
	Raubex Group Ltd.	28,364	41,316
	RCL Foods Ltd.	33,526	19,739
	Reunert Ltd.	22,699	76,430
	Sappi Ltd.	115,181	248,074
	Sibanye Stillwater Ltd.	81,311	154,524
	Sibanye Stillwater Ltd., ADR	35,750	276,347

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
*	Southern Sun Ltd.	161,714	$39,735
	Super Group Ltd.	82,081	157,574
*	Telkom SA SOC Ltd.	62,873	103,517
	Thungela Resources Ltd.	19,873	148,929
	Tiger Brands Ltd.	4,957	44,307
	Transaction Capital Ltd.	105,237	39,846
*	Wilson Bayly Holmes-Ovcon Ltd.	12,274	74,383
TOTAL SOUTH AFRICA			5,882,274
SOUTH KOREA — (3.4%)
	ABco Electronics Co. Ltd.	2,820	36,968
	Advanced Process Systems Corp.	1,767	27,930
	Aekyung Chemical Co. Ltd.	1,512	23,502
	Aekyung Industrial Co. Ltd.	1,589	30,325
*	Ajin Industrial Co. Ltd.	7,583	39,134
	AK Holdings, Inc.	849	13,153
*	ALUKO Co. Ltd.	7,684	24,172
*	Anam Electronics Co. Ltd.	15,119	23,845
*	Ananti, Inc.	9,858	51,938
	Asia Cement Co. Ltd.	3,780	28,899
	ASIA Holdings Co. Ltd.	317	39,980
	Asia Paper Manufacturing Co. Ltd.	1,034	31,482
	Avaco Co. Ltd.	2,188	30,459
	Baiksan Co. Ltd.	1,801	11,100
	BH Co. Ltd.	4,637	87,214
*	Binex Co. Ltd.	5,751	45,255
	BIT Computer Co. Ltd.	4,816	22,297
	BNK Financial Group, Inc.	48,165	255,447
	Boditech Med, Inc.	1,727	19,662
*	Bohae Brewery Co. Ltd.	20,395	8,367
	Bookook Securities Co. Ltd.	475	8,160
	BYC Co. Ltd.	48	15,750
	Byucksan Corp.	5,851	10,708
*	Cafe24 Corp.	1,506	14,987
*	CammSys Corp.	13,416	15,647
	Cell Biotech Co. Ltd.	844	7,512
	Changhae Ethanol Co. Ltd.	1,848	14,413
	Cheil Worldwide, Inc.	3,091	43,990
	Chemtronics Co. Ltd.	1,592	30,416
*	ChinHung International, Inc.	10,381	9,637
	Chong Kun Dang Pharmaceutical Corp.	1,073	64,926
	Chongkundang Holdings Corp.	729	28,117
	Choong Ang Vaccine Laboratory	1,867	16,580
*	Chorokbaem Media Co. Ltd.	3,908	16,556
*	CJ CGV Co. Ltd.	6,029	43,999
	CJ CheilJedang Corp.	1,584	347,720
	CJ Corp.	360	18,302
*	CJ ENM Co. Ltd.	2,140	107,986
	CJ Freshway Corp.	1,175	23,002
	CJ Logistics Corp.	1,113	62,880
*	CJ Seafood Corp.	3,352	8,123
*	CKD Bio Corp.	630	10,783
*	CMG Pharmaceutical Co. Ltd.	13,602	24,610
*	Com2uS Holdings Corp.	671	17,155
*	Comtec Systems Co. Ltd.	31,127	19,419
*	Cosmax, Inc.	1,462	117,601
*	Cosmecca Korea Co. Ltd.	1,093	24,242
	Coway Co. Ltd.	8,915	286,494
	Cowell Fashion Co. Ltd.	4,290	14,811

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Cuckoo Homesys Co. Ltd.	1,161	$19,624
	D.I Corp.	4,636	28,478
	Dae Won Kang Up Co. Ltd.	12,341	74,812
*	Daechang Co. Ltd.	18,702	20,040
	Daechang Forging Co. Ltd.	3,508	21,252
	Daedong Corp.	2,582	21,843
	Daeduck Electronics Co. Ltd.	6,699	190,571
	Daehan New Pharm Co. Ltd.	2,847	19,320
	Daehan Steel Co. Ltd.	1,479	14,710
	Daesang Holdings Co. Ltd.	3,109	16,595
	Daesung Holdings Co. Ltd.	725	7,822
*	Daesung Industrial Co. Ltd.	3,004	9,301
	Daewon Media Co. Ltd.	2,666	28,444
	Daewon Pharmaceutical Co. Ltd.	3,345	40,224
*	Daewoo Engineering & Construction Co. Ltd.	42,035	149,113
	Daewoong Pharmaceutical Co. Ltd.	901	72,050
	Daihan Pharmaceutical Co. Ltd.	1,150	24,145
	Daishin Securities Co. Ltd.	6,759	71,466
	Daol Investment & Securities Co. Ltd.	5,561	14,835
	DB Financial Investment Co. Ltd.	6,876	21,551
	DB HiTek Co. Ltd.	7,004	324,529
	DB Insurance Co. Ltd.	8,867	524,309
	Deutsch Motors, Inc.	5,107	20,013
	DGB Financial Group, Inc.	17,582	100,829
	DI Dong Il Corp.	2,470	43,483
	Digital Daesung Co. Ltd.	2,887	13,350
	DMS Co. Ltd.	6,579	28,252
	DNF Co. Ltd.	2,385	47,971
	Dohwa Engineering Co. Ltd.	3,357	22,002
	Dong-A Hwasung Co. Ltd.	2,885	18,995
	Dong-A Socio Holdings Co. Ltd.	815	52,719
	Dong-A ST Co. Ltd.	982	40,525
	Dong-Ah Geological Engineering Co. Ltd.	1,769	17,102
*	Dongbang Transport Logistics Co. Ltd.	12,138	19,015
	DongKook Pharmaceutical Co. Ltd.	5,523	59,155
*	Dongkuk CM Co. Ltd.	4,537	35,847
	Dongkuk Holdings Co. Ltd.	2,416	28,446
	Dongkuk Industries Co. Ltd.	6,108	31,666
*	Dongkuk Steel Mill Co. Ltd.	7,529	76,311
*	Dongkuk Structures & Construction Co. Ltd.	8,156	22,510
	Dongsung Chemical Co. Ltd.	3,355	12,562
*	Dongwha Enterprise Co. Ltd.	649	20,744
	Dongwha Pharm Co. Ltd.	3,460	27,044
	Dongwon Systems Corp.	342	11,299
	Dongyang E&P, Inc.	886	15,324
*	Dongyang Steel Pipe Co. Ltd.	27,402	20,048
*	Doosan Bobcat, Inc.	6,921	317,477
	Doosan Co. Ltd.	1,214	101,455
	Doosan Tesna, Inc.	2,083	80,410
	DoubleUGames Co. Ltd.	1,391	43,751
	Dreamtech Co. Ltd.	4,706	49,997
*	DSC Investment, Inc.	3,376	8,551
*	Duksan Hi-Metal Co. Ltd.	5,102	36,408
*	Duksan Techopia Co. Ltd.	1,320	16,693
	DY Corp.	2,973	13,963
	DY POWER Corp.	1,556	18,847
*	E& Corp. Co. Ltd.	6,916	19,918
	Easy Holdings Co. Ltd.	12,035	27,096
	Ecoplastic Corp.	5,979	28,803

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Elentec Co. Ltd.	2,433	$26,678
	E-MART, Inc.	3,621	214,933
*	EMKOREA Co. Ltd.	8,169	16,784
	EM-Tech Co. Ltd.	2,746	80,794
	ENF Technology Co. Ltd.	2,160	40,964
*	Enzychem Lifesciences Corp.	10,043	11,833
	Eo Technics Co. Ltd.	466	58,535
	Estechpharma Co. Ltd.	2,011	10,300
	Eugene Investment & Securities Co. Ltd.	15,514	53,752
	FarmStory Co. Ltd.	10,797	16,821
	Fila Holdings Corp.	3,607	112,199
	Gabia, Inc.	1,357	12,851
*	GAEASOFT	4,572	28,929
	GC Cell Corp.	1,719	50,675
*	Genie Music Corp.	7,762	21,614
	Genoray Co. Ltd.	1,571	8,467
	Global Standard Technology Co. Ltd.	1,206	27,013
	Golfzon Co. Ltd.	516	39,112
	Gradiant Corp.	2,207	25,774
	Green Cross Corp.	1,049	91,482
	Green Cross Holdings Corp.	5,537	59,532
*	GS Global Corp.	14,500	31,669
	GS Holdings Corp.	8,731	257,996
	GS Retail Co. Ltd.	7,655	127,529
	HAESUNG DS Co. Ltd.	953	57,574
	Han Kuk Carbon Co. Ltd.	5,432	61,339
	Hana Micron, Inc.	5,106	85,948
*	Hancom, Inc.	1,235	12,792
	Hanil Cement Co. Ltd.	1,171	11,218
	Hanil Holdings Co. Ltd.	2,225	19,771
	Hanjin Transportation Co. Ltd.	1,377	21,451
	Hankook Tire & Technology Co. Ltd.	14,022	425,305
	Hansae Co. Ltd.	3,681	51,797
*	Hansol IONES Co. Ltd.	1,526	10,728
	Hansol Logistics Co. Ltd.	6,962	13,668
	Hansol Paper Co. Ltd.	1,534	12,735
	Hansol Technics Co. Ltd.	5,680	30,875
	Hanwha Corp.	6,434	155,734
*	Hanwha Galleria Corp.	19,204	19,848
*	Hanwha General Insurance Co. Ltd.	3,470	10,296
*	Hanwha Investment & Securities Co. Ltd.	30,496	59,358
*	Hanwha Life Insurance Co. Ltd.	58,545	108,596
*	Hanyang Digitech Co. Ltd.	960	10,449
	Hanyang Eng Co. Ltd.	2,781	36,316
	Hanyang Securities Co. Ltd.	2,469	17,091
	Harim Co. Ltd.	8,073	17,634
	Harim Holdings Co. Ltd.	8,111	47,592
	HB Technology Co. Ltd.	9,405	18,736
	HD Hyundai Co. Ltd.	8,337	402,603
	HD Hyundai Construction Equipment Co. Ltd.	1,836	117,719
	HD Hyundai Energy Solutions Co. Ltd.	595	16,087
	HD Hyundai Infracore Co. Ltd.	23,557	227,843
	HDC Hyundai Engineering Plastics Co. Ltd.	2,805	8,973
	Hecto Financial Co. Ltd.	711	9,215
	Heerim Architects & Planners	1,824	10,421
*	HFR, Inc.	1,516	24,569
	Hite Jinro Co. Ltd.	5,909	94,069
	Hitejinro Holdings Co. Ltd.	1,659	11,587
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	3,397	8,117

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HL Holdings Corp.	787	$23,169
	HL Mando Co. Ltd.	4,374	158,408
	Home Center Holdings Co. Ltd.	14,297	13,353
	HS Industries Co. Ltd.	7,829	21,054
*	Hugel, Inc.	629	53,216
*	Humax Co. Ltd.	6,520	18,007
*	Huons Co. Ltd.	918	23,303
	Huons Global Co. Ltd.	1,471	23,089
	Husteel Co. Ltd.	12,561	61,421
	Hwa Shin Co. Ltd.	3,952	56,332
*	Hwail Pharm Co. Ltd.	8,763	13,798
	Hwangkum Steel & Technology Co. Ltd.	3,346	21,938
	Hwaseung Enterprise Co. Ltd.	3,601	24,142
	Hyosung Corp.	1,932	91,310
*	Hyosung Heavy Industries Corp.	1,146	156,846
	Hyundai BNG Steel Co. Ltd.	2,003	22,224
	Hyundai Department Store Co. Ltd.	2,137	92,881
	Hyundai Elevator Co. Ltd.	4,799	157,292
	HYUNDAI EVERDIGM Corp.	3,603	20,158
*	Hyundai Livart Furniture Co. Ltd.	3,444	19,406
	Hyundai Marine & Fire Insurance Co. Ltd.	11,196	251,370
	Hyundai Motor Securities Co. Ltd.	4,374	28,214
	Hyundai Pharmaceutical Co. Ltd.	3,392	11,070
	Hyundai Steel Co.	16,169	458,376
	Hyundai Wia Corp.	3,015	149,377
	HyVision System, Inc.	2,537	41,601
	Iljin Electric Co. Ltd.	4,127	32,653
	Iljin Holdings Co. Ltd.	6,410	21,370
	Iljin Power Co. Ltd.	2,128	20,827
	Ilyang Pharmaceutical Co. Ltd.	2,412	30,448
	iMarketKorea, Inc.	4,396	31,040
	InBody Co. Ltd.	2,711	59,679
	Innocean Worldwide, Inc.	1,362	42,430
	InnoWireless Co. Ltd.	1,620	28,511
*	Insun ENT Co. Ltd.	6,474	43,018
*	Interflex Co. Ltd.	2,428	20,706
	Inzi Controls Co. Ltd.	1,401	9,022
*	IS Dongseo Co. Ltd.	2,486	66,093
*	ITEK, Inc.	2,061	16,827
	JASTECH Ltd.	2,538	17,692
	JB Financial Group Co. Ltd.	21,369	143,380
	JC Chemical Co. Ltd.	2,870	18,423
*	Jeju Semiconductor Corp.	9,500	33,755
	Jinsung T.E.C.	2,323	27,543
	JLS Co. Ltd.	1,761	9,827
	JNK Heaters Co. Ltd.	3,077	14,856
	JS Corp.	1,624	16,956
	Jusung Engineering Co. Ltd.	7,423	161,928
	JW Life Science Corp.	891	9,716
*††	Kanglim Co. Ltd.	19,090	11,607
	Kangnam Jevisco Co. Ltd.	1,043	17,939
	KAON Group Co. Ltd.	2,332	10,550
	KC Tech Co. Ltd.	793	14,629
	KCC Glass Corp.	2,300	77,977
	KCTC	3,235	10,163
	KEC Corp.	7,472	10,754
	KEPCO Plant Service & Engineering Co. Ltd.	2,410	63,920
	KG Chemical Corp.	2,199	79,114
	KG Dongbusteel	4,319	29,004

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KG Eco Technology Service Co. Ltd.	3,354	$31,050
	KGMobilians Co. Ltd.	3,236	15,029
	KH Vatec Co. Ltd.	3,839	56,534
	KidariStudio, Inc.	2,919	13,346
	KISWIRE Ltd.	2,316	37,795
	KIWOOM Securities Co. Ltd.	2,898	220,960
	Kolmar Korea Co. Ltd.	2,435	92,308
	Kolon Corp.	1,344	19,027
	Kolon Industries, Inc.	3,416	138,592
	Kolon Plastic, Inc.	2,169	14,401
*	Korea Circuit Co. Ltd.	2,209	31,697
	Korea Electric Terminal Co. Ltd.	1,169	53,037
	Korea Export Packaging Industrial Co. Ltd.	6,450	14,554
*	Korea Information & Communications Co. Ltd.	2,706	17,917
	Korea Investment Holdings Co. Ltd.	6,181	236,850
*	Korea Line Corp.	35,444	52,163
	Korea Movenex Co. Ltd.	7,905	36,041
	Korea Parts & Fasteners Co. Ltd.	2,367	9,518
	Korea Petrochemical Ind Co. Ltd.	752	79,090
	Korea Petroleum Industries Co.	1,527	11,774
	Korea United Pharm, Inc.	1,778	37,946
	Korean Reinsurance Co.	6,079	32,982
	KSS LINE Ltd.	4,280	28,408
*	KT Alpha Co. Ltd.	3,330	15,040
	KT Skylife Co. Ltd.	6,256	29,849
	KTCS Corp.	8,880	22,119
	Kukdong Oil & Chemicals Co. Ltd.	7,243	22,880
*	Kumho Tire Co., Inc.	21,150	75,151
	Kumkang Kind Co. Ltd.	4,208	20,631
	Kwang Dong Pharmaceutical Co. Ltd.	5,932	29,975
	Kwang Myung Electric Co. Ltd.	6,436	12,988
	Kyeryong Construction Industrial Co. Ltd.	2,392	28,838
	Kyung Dong Navien Co. Ltd.	1,528	69,537
	Kyungbang Co. Ltd.	2,863	21,616
	Kyungdong Pharm Co. Ltd.	3,591	19,107
	Kyung-In Synthetic Corp.	6,925	22,731
*	LabGenomics Co. Ltd.	4,170	29,164
*	LB Semicon, Inc.	5,733	37,077
	Lee Ku Industrial Co. Ltd.	5,991	23,895
*	LG Display Co. Ltd.	47,315	500,269
	LG HelloVision Co. Ltd.	9,008	28,212
	LG Uplus Corp.	45,276	355,369
	LOT Vacuum Co. Ltd.	3,553	68,257
	Lotte Chilsung Beverage Co. Ltd.	618	59,332
	Lotte Corp.	5,271	105,234
	LOTTE Fine Chemical Co. Ltd.	3,403	173,004
	LOTTE Himart Co. Ltd.	1,050	8,200
*	Lotte Non-Life Insurance Co. Ltd.	7,672	9,807
	Lotte Shopping Co. Ltd.	671	36,849
	Lotte Wellfood Co. Ltd.	414	30,842
	LS Corp.	3,658	346,903
	LS Electric Co. Ltd.	2,670	221,302
*	LVMC Holdings	16,746	36,392
	LX Hausys Ltd.	651	28,414
	LX International Corp.	6,246	188,415
	LX Semicon Co. Ltd.	953	76,540
	Macrogen, Inc.	1,249	20,582
	Maeil Dairies Co. Ltd.	326	10,434
	Mcnex Co. Ltd.	1,877	40,095

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	ME2ON Co. Ltd.	9,374	$22,369
	Medy-Tox, Inc.	428	72,957
	MegaStudyEdu Co. Ltd.	1,174	45,249
	Meritz Financial Group, Inc.	9,183	354,546
	META BIOMED Co. Ltd.	6,382	21,018
*	Mgame Corp.	3,691	20,393
*	MiCo Ltd.	2,895	27,484
*	Mirae Asset Life Insurance Co. Ltd.	13,834	40,240
	Mirae Asset Securities Co. Ltd.	57,700	313,669
	Miwon Holdings Co. Ltd.	98	7,342
	Moorim P&P Co. Ltd.	5,847	15,722
	MS Autotech Co. Ltd.	5,868	23,626
	Multicampus Co. Ltd.	168	4,187
	Namhae Chemical Corp.	2,788	17,421
	Namyang Dairy Products Co. Ltd.	66	22,123
	Nasmedia Co. Ltd.	605	9,027
*	Nature & Environment Co. Ltd.	24,305	23,601
	Nature Holdings Co. Ltd.	901	14,522
*	NDFOS Co. Ltd.	1	1
	NeoPharm Co. Ltd.	1,400	26,035
*	Nepes Ark Corp.	1,026	22,756
	New Power Plasma Co. Ltd.	3,326	14,154
	Nexen Tire Corp.	7,429	50,040
*	Next Entertainment World Co. Ltd.	2,628	15,485
	NH Investment & Securities Co. Ltd., Class C	3,048	23,671
	NI Steel Co. Ltd.	4,137	21,420
	NICE Holdings Co. Ltd.	4,219	35,930
	Nice Information & Telecommunication, Inc.	884	16,074
	Nong Shim Holdings Co. Ltd.	222	11,623
	Nong Woo Bio Co. Ltd.	2,119	14,033
	NongShim Co. Ltd.	551	171,438
	NOROO Paint & Coatings Co. Ltd.	1,641	10,175
	NOVAREX Co. Ltd.	3,308	21,084
	NPC	6,447	32,306
	Oceanbridge Co. Ltd.	1,031	12,304
*	OCI Co. Ltd.	1,287	137,520
	OCI Holdings Co. Ltd.	2,842	243,929
	Openbase, Inc.	3,762	7,628
	OptoElectronics Solutions Co. Ltd.	415	4,131
	Orion Corp.	225	20,026
	Orion Holdings Corp.	5,520	60,251
	Ottogi Corp.	309	86,364
	Paik Kwang Industrial Co. Ltd.	5,088	31,095
	Pan Ocean Co. Ltd.	53,375	200,144
*	Paradise Co. Ltd.	7,824	88,165
	Partron Co. Ltd.	7,264	46,867
	PHA Co. Ltd.	2,372	19,688
*	PharmGen Science, Inc.	2,381	11,050
	Poongsan Corp.	3,189	93,826
	Posco International Corp.	2,058	145,630
	POSCO Steeleon Co. Ltd.	743	43,832
*	Power Logics Co. Ltd.	6,699	31,340
	PSK, Inc.	3,550	62,680
	QSI Co. Ltd.	2,107	17,042
	Reyon Pharmaceutical Co. Ltd.	1,659	20,535
*	RFTech Co. Ltd.	4,462	13,910
	Rorze Systems Corp.	3,368	16,394
*	S.Y. Co. Ltd.	3,263	10,961
	S-1 Corp.	2,716	109,000

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Sajodaerim Corp.	742	$14,857
*	Sajodongaone Co. Ltd.	25,293	20,280
	Sambo Motors Co. Ltd.	2,461	12,326
	SAMHWA Paints Industrial Co. Ltd.	1,739	8,393
	Samick THK Co. Ltd.	2,172	20,722
	Samji Electronics Co. Ltd.	2,577	15,322
	Samjin Pharmaceutical Co. Ltd.	2,378	42,015
*	Samkee Corp.	4,423	8,857
	Sammok S-Form Co. Ltd.	803	9,931
	SAMPYO Cement Co. Ltd.	8,391	22,134
	Samsung Publishing Co. Ltd.	775	11,080
	Samsung Securities Co. Ltd.	11,474	323,117
	SAMT Co. Ltd.	8,621	19,252
	Samyang Corp.	407	13,067
	Samyang Foods Co. Ltd.	707	67,009
	Samyang Packaging Corp.	765	9,676
*	Samyoung Co. Ltd.	5,365	19,251
*	Sangbo Corp.	17,279	22,901
	Sangsangin Co. Ltd.	4,867	15,849
	Saramin Co. Ltd.	973	14,499
*	SDN Co. Ltd.	11,212	14,375
	SeAH Besteel Holdings Corp.	1,627	35,889
	SeAH Holdings Corp.	197	16,825
	SeAH Steel Corp.	395	48,748
	SeAH Steel Holdings Corp.	440	70,833
	Seegene, Inc.	4,442	81,203
*	Segyung Hitech Co. Ltd.	604	8,063
	Sejong Industrial Co. Ltd.	2,272	14,586
*	Sekonix Co. Ltd.	2,494	15,477
	Seobu T&D	6,128	38,350
	Seohan Co. Ltd.	14,973	11,756
*	Seojin System Co. Ltd.	3,888	53,047
	Seoul Semiconductor Co. Ltd.	7,302	67,048
	Seoulin Bioscience Co. Ltd.	1,779	14,449
	Seoyon Co. Ltd.	4,111	27,299
	Seoyon E-Hwa Co. Ltd.	2,282	43,306
	SFA Engineering Corp.	3,428	99,008
*	SFA Semicon Co. Ltd.	16,683	80,287
	SGC Energy Co. Ltd.	960	18,724
	SH Energy & Chemical Co. Ltd.	23,098	12,136
	Shin Heung Energy & Electronics Co. Ltd.	563	22,379
	Shinil Electronics Co. Ltd.	10,886	15,510
	Shinsegae Food Co. Ltd.	252	8,014
	Shinsegae Information & Communication Co. Ltd.	1,860	19,662
	Shinsegae International, Inc.	2,675	34,546
	Shinsegae, Inc.	1,398	209,564
	Shinsung Delta Tech Co. Ltd.	3,279	39,116
*	Shinsung Tongsang Co. Ltd.	12,783	18,189
*	Shinwha Intertek Corp.	8,653	16,303
*	Showbox Corp.	6,629	17,649
*	Signetics Corp.	16,339	18,219
	Simmtech Co. Ltd.	3,415	98,682
	Simmtech Holdings Co. Ltd.	7,163	17,473
	Sinil Pharm Co. Ltd.	1,814	10,415
	SJ Group Co. Ltd.	853	7,168
	SK D&D Co. Ltd.	1,980	32,014
	SK Discovery Co. Ltd.	2,498	70,271
	SK Gas Ltd.	499	47,714
	SK Networks Co. Ltd.	14,722	69,206

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Securities Co. Ltd.	66,518	$33,149
	SL Corp.	3,258	96,060
	SNT Motiv Co. Ltd.	1,600	60,603
*	SNU Precision Co. Ltd.	4,032	10,670
	Solid, Inc.	10,401	41,172
	Songwon Industrial Co. Ltd.	2,765	38,646
	Soulbrain Holdings Co. Ltd.	1,863	39,573
	SPC Samlip Co. Ltd.	367	19,010
	Ssangyong C&E Co. Ltd.	15,106	62,686
	STIC Investments, Inc.	7,634	38,063
*	STX Heavy Industries Co. Ltd.	4,428	31,170
	Sugentech, Inc.	2,462	15,133
	Suheung Co. Ltd.	1,127	23,977
	Sung Kwang Bend Co. Ltd.	4,963	62,488
*	Sungchang Enterprise Holdings Ltd.	4,239	6,938
	Sungshin Cement Co. Ltd.	3,983	28,709
	Sungwoo Hitech Co. Ltd.	11,668	114,714
	Sunjin Co. Ltd.	3,998	25,651
*	Sunny Electronics Corp.	10,494	18,486
*	Synergy Innovation Co. Ltd.	10,808	17,359
	Systems Technology, Inc.	1,944	43,557
	Tae Kyung Industrial Co. Ltd.	2,320	13,026
*††	Taewoong Co. Ltd.	3,164	42,858
	Taeyoung Engineering & Construction Co. Ltd.	8,227	23,397
*	Taihan Fiberoptics Co. Ltd.	10,124	16,996
	Tailim Packaging Co. Ltd.	6,496	12,728
	TechWing, Inc.	4,910	33,143
	Telechips, Inc.	2,056	34,244
	TES Co. Ltd.	2,135	38,048
*	Thinkware Systems Corp.	1,121	11,001
	TK Corp.	2,713	44,938
	TKG Huchems Co. Ltd.	3,216	56,064
*	Tongyang Life Insurance Co. Ltd.	9,522	26,393
*	Top Engineering Co. Ltd.	3,622	17,438
	Toptec Co. Ltd.	3,081	17,745
	Tovis Co. Ltd.	3,257	33,708
	Tplex Co. Ltd.	3,294	9,320
	TS Corp.	13,340	31,643
	TSE Co. Ltd.	1,306	54,117
*	Tuksu Construction Co. Ltd.	2,389	14,486
	TY Holdings Co. Ltd.	2,056	11,276
	TYM Corp.	4,360	22,488
	Uju Electronics Co. Ltd.	1,157	13,608
	Uni-Chem Co. Ltd.	17,518	21,798
	Unick Corp.	2,540	10,760
	Unid Co. Ltd.	824	38,902
	Union Semiconductor Equipment & Materials Co. Ltd.	4,024	30,990
	Uniquest Corp.	2,969	39,176
	Value Added Technology Co. Ltd.	1,125	31,453
*††	Vidente Co. Ltd.	7,159	13,985
	Vieworks Co. Ltd.	832	21,066
	Vitzro Tech Co. Ltd.	3,438	19,125
*	Webcash Corp.	1,040	10,132
*	Welcron Co. Ltd.	8,235	18,169
	WiSoL Co. Ltd.	3,563	18,345
	WONIK IPS Co. Ltd.	2,714	80,411
	Wonik Materials Co. Ltd.	1,400	31,605
	Woojin, Inc.	2,607	19,714
*	Woongjin Co. Ltd.	9,617	9,246

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Woongjin Thinkbig Co. Ltd.	8,695	$16,237
*	Wooree Bio Co. Ltd.	4,791	7,858
	Woori Investment Bank Co. Ltd.	77,941	44,425
	Woorison F&G Co. Ltd.	14,584	20,295
	Y G-1 Co. Ltd.	4,216	19,352
	Y-entec Co. Ltd.	3,150	25,867
	YMC Co. Ltd.	2,238	12,384
*	YMT Co. Ltd.	1,177	10,999
	Youngone Corp.	3,957	179,297
	Youngone Holdings Co. Ltd.	1,345	81,327
	Yuanta Securities Korea Co. Ltd.	21,566	44,376
	Zeus Co. Ltd.	1,279	56,039
	Zinus, Inc.	1,403	27,500
TOTAL SOUTH KOREA			24,210,727
SPAIN — (1.4%)
	Acerinox SA	56,135	590,956
	ACS Actividades de Construccion y Servicios SA	3,269	114,346
	Almirall SA	20,424	195,922
	Atresmedia Corp. de Medios de Comunicacion SA	32,384	134,239
	Azkoyen SA	2,368	15,938
	Banco de Sabadell SA	1,583,992	1,952,069
	Bankinter SA	197,117	1,275,355
	Construcciones y Auxiliar de Ferrocarriles SA	5,087	173,471
	Ebro Foods SA	19,701	363,171
	Elecnor SA	10,143	155,564
	Enagas SA	57,517	1,020,727
	Ence Energia y Celulosa SA	37,250	113,442
	Ercros SA	34,553	121,314
	Fomento de Construcciones y Contratas SA	12,305	163,285
Ω	Gestamp Automocion SA	52,810	256,392
*	Grifols SA	64,328	944,998
	Grupo Catalana Occidente SA	12,282	410,601
	Iberpapel Gestion SA	2,972	52,321
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	48,396	46,931
	Mapfre SA	269,985	561,153
Ω	Metrovacesa SA	14,868	119,770
Ω	Neinor Homes SA	8,459	83,747
*	Obrascon Huarte Lain SA	96,033	51,860
	Prosegur Compania de Seguridad SA	32,230	59,275
*Ω	Talgo SA	6,593	27,249
	Talgo SA	188	775
	Tubacex SA	30,478	97,710
Ω	Unicaja Banco SA	405,633	473,442
TOTAL SPAIN			9,576,023
SWEDEN — (1.6%)
Ω	AcadeMedia AB	24,057	115,999
	AddLife AB, Class B	27,374	222,928
	AFRY AB	21,068	292,374
Ω	Alimak Group AB	8,408	61,145
	Alleima AB	26,829	116,542
	Alligo AB, Class B	5,708	61,748
Ω	Ambea AB	22,319	72,330
	AQ Group AB	3,252	138,394
	Arjo AB, Class B	57,434	245,731
*Ω	Attendo AB	37,257	113,244
	BE Group AB	1,190	9,764

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Beijer Alma AB	1,069	$19,557
	Bergman & Beving AB	7,800	115,594
*	Besqab AB	3,897	9,990
	Betsson AB, Class B	31,487	380,990
*	Better Collective AS	8,326	191,201
*	BHG Group AB	15,512	28,794
	Bilia AB, Class A	19,527	205,215
	Billerud Aktiebolag	58,598	499,702
	Bonava AB, Class B	21,899	41,203
*Ω	Boozt AB	5,276	62,831
Ω	Bravida Holding AB	37,595	302,155
	Bulten AB	5,430	41,498
*	Byggmax Group AB	11,517	37,768
	Catella AB	9,935	27,746
	Clas Ohlson AB, Class B	10,083	82,127
	Cloetta AB, Class B	23,317	41,741
*	Collector Bank AB	11,024	35,740
Ω	Coor Service Management Holding AB	18,204	83,729
Ω	Dometic Group AB	98,333	732,701
*	Doro AB	6,752	10,528
	Duni AB	4,536	40,658
*Ω	Dustin Group AB	21,879	57,071
	Eastnine AB	4,151	43,783
	Elanders AB, Class B	6,054	58,026
	Ependion AB	6,362	89,457
	Fagerhult Group AB	17,525	89,578
	Fenix Outdoor International AG	548	32,728
	G5 Entertainment AB	1,242	24,373
	Granges AB	29,575	302,076
	Hanza AB	2,893	23,343
	IAR Systems Group AB	1,899	16,533
*	International Petroleum Corp.	27,926	263,153
	Inwido AB	18,001	198,640
	JM AB	16,540	259,875
	Kabe Group AB, Class B	1,056	23,296
*	Karnov Group AB	26,223	123,925
*	K-fast Holding AB	7,780	14,865
	Kindred Group PLC, SDR	13,759	165,500
	KNOW IT AB	5,186	73,262
	Lindab International AB	26,759	414,863
	Loomis AB	20,270	591,328
	MEKO AB	12,653	132,071
*	Millicom International Cellular SA, SDR	53,541	831,341
*	Modern Times Group MTG AB, Class B	4,969	32,319
	Momentum Group AB	4,669	47,437
Ω	Munters Group AB	4,670	59,274
	NCC AB, Class B	22,628	243,678
	Nederman Holding AB	1,482	29,023
*	Net Insight AB, Class B	90,172	38,687
	New Wave Group AB, Class B	30,204	273,917
*	Nobia AB	33,177	35,867
	Nolato AB, Class B	47,434	196,057
	Nordic Paper Holding AB	6,621	19,462
	Nordic Waterproofing Holding AB	6,524	90,389
*	Orron Energy AB	15,587	18,019
*	Ovzon AB	3,173	7,209
	Peab AB, Class B	11,811	52,248
	Prevas AB, Class B	2,525	27,936
	Pricer AB, Class B	28,295	21,232

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Proact IT Group AB	5,066	$37,351
	Probi AB	876	15,327
	Ratos AB, Class B	51,154	170,056
*	RaySearch Laboratories AB	3,762	25,516
	Rejlers AB	4,772	59,154
Ω	Resurs Holding AB	30,400	73,683
	Rottneros AB	28,710	29,722
	Scandi Standard AB	14,375	69,777
*Ω	Scandic Hotels Group AB	47,095	185,718
*	Sdiptech AB, Class B	6,814	187,907
	Sensys Gatso Group AB	2,295	16,216
*	Serneke Group AB	3,259	8,746
*Ω	Sinch AB	150,601	390,333
	SkiStar AB	13,296	144,368
	Solid Forsakring AB	2,618	15,935
*	Stillfront Group AB	127,567	236,078
	Storskogen Group AB, Class B	306,913	315,915
	Synsam AB	13,272	54,223
	Systemair AB	4,846	34,403
*	TF Bank AB	1,362	19,543
	VBG Group AB, Class B	4,590	85,709
TOTAL SWEDEN			11,639,188
SWITZERLAND — (4.3%)
	Adecco Group AG	44,732	1,823,023
	Allreal Holding AG	4,110	755,082
	ALSO Holding AG	1,597	365,446
*	Aluflexpack AG	1,094	20,213
*	ams-OSRAM AG	34,371	304,236
	Arbonia AG	16,275	188,805
*	Autoneum Holding AG	990	170,603
	Baloise Holding AG	13,844	2,142,897
	Banque Cantonale de Geneve	566	141,399
	Banque Cantonale Vaudoise	6,965	781,761
	Barry Callebaut AG	247	463,125
	Bell Food Group AG	708	209,257
	Bellevue Group AG	1,467	44,668
	Berner Kantonalbank AG	1,189	320,499
	Bucher Industries AG	1,630	726,349
	Bystronic AG	330	231,212
	Calida Holding AG	1,393	57,517
	Carlo Gavazzi Holding AG	128	53,785
	Cembra Money Bank AG	6,943	526,990
*	Cicor Technologies Ltd.	570	29,022
	Cie Financiere Tradition SA	449	61,251
	Clariant AG	49,508	811,247
	DKSH Holding AG	8,596	693,637
*	DocMorris AG	298	18,237
	EFG International AG	21,983	274,245
	Energiedienst Holding AG	4,333	208,199
	Feintool International Holding AG	1,842	50,100
	Flughafen Zurich AG	4,933	1,044,302
	Forbo Holding AG	126	181,260
Ω	Galenica AG	12,306	990,388
*	GAM Holding AG	41,510	24,708
	Georg Fischer AG	11,074	756,312
	Helvetia Holding AG	9,919	1,467,843
	Huber & Suhner AG	4,114	355,340
	Hypothekarbank Lenzburg AG	21	104,322

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Implenia AG	3,965	$193,127
	Investis Holding SA	877	93,833
	IVF Hartmann Holding AG	80	10,689
	Julius Baer Group Ltd.	23,207	1,643,695
	Jungfraubahn Holding AG	1,508	267,052
	Komax Holding AG	902	221,745
	Landis & Gyr Group AG	6,005	521,410
	Liechtensteinische Landesbank AG	3,370	233,758
	Luzerner Kantonalbank AG	4,841	416,126
Ω	Medmix AG	5,692	158,869
	Meier Tobler Group AG	1,437	78,742
	Metall Zug AG, Class B	61	110,669
	Mikron Holding AG	1,680	25,041
	Mobimo Holding AG	2,163	639,636
	OC Oerlikon Corp. AG	14,502	78,855
*	Orascom Development Holding AG	3,061	20,769
	Orell Fuessli AG	25	2,087
	Phoenix Mecano AG	199	80,532
*Ω	PolyPeptide Group AG	3,355	79,087
	Rieter Holding AG	361	40,154
	Schaffner Holding AG	95	31,300
	Schweiter Technologies AG	281	216,301
	SFS Group AG	490	58,250
	Softwareone Holding AG	21,786	466,276
	St Galler Kantonalbank AG	851	486,717
	Sulzer AG	4,764	467,690
	Swatch Group AG	7,058	2,258,845
	Swatch Group AG	13,116	787,652
	Swiss Prime Site AG	16,975	1,643,339
	Swissquote Group Holding SA	1,521	344,495
	TX Group AG	831	94,559
	u-blox Holding AG	1,701	190,496
	Valiant Holding AG	4,972	547,084
	Vaudoise Assurances Holding SA	279	146,170
	Vetropack Holding AG	3,712	187,062
*	Von Roll Holding AG	8,880	8,026
	Vontobel Holding AG	7,402	498,655
	VP Bank AG, Class A	719	74,558
*	V-ZUG Holding AG	575	46,901
	Walliser Kantonalbank	1,138	146,381
	Zehnder Group AG	2,702	197,898
	Zug Estates Holding AG, Class B	79	148,080
	Zuger Kantonalbank AG	35	310,499
TOTAL SWITZERLAND			30,670,390
TAIWAN — (5.3%)
	ABC Taiwan Electronics Corp.	20,000	17,594
	Ability Enterprise Co. Ltd.	35,000	21,960
#	AcBel Polytech, Inc.	89,687	158,894
	Acer, Inc.	554,000	618,673
	ACES Electronic Co. Ltd.	19,323	18,502
*	Acon Holding, Inc.	57,415	19,398
	Action Electronics Co. Ltd.	34,000	19,493
	ADATA Technology Co. Ltd.	32,000	83,564
	Advanced International Multitech Co. Ltd.	19,000	47,536
	Advanced Optoelectronic Technology, Inc.	39,000	22,683
	Advanced Power Electronics Corp.	4,000	12,040
*	Advanced Wireless Semiconductor Co.	7,000	20,616
	Advancetek Enterprise Co. Ltd.	57,000	65,349

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	ALI Corp.	29,000	$17,543
	Alltek Technology Corp.	12,000	15,251
	Alpha Networks, Inc.	37,000	51,817
	Ampire Co. Ltd.	9,000	11,517
	Apacer Technology, Inc.	19,000	33,281
	APAQ Technology Co. Ltd.	8,000	16,049
	APCB, Inc.	39,000	21,812
	Apex Biotechnology Corp.	14,000	11,721
	Apex International Co. Ltd.	28,000	55,349
	Apex Science & Engineering	23,000	9,451
	Arcadyan Technology Corp.	24,000	110,953
	Ardentec Corp.	68,430	134,586
	Asia Cement Corp.	446,000	572,189
	Asia Electronic Material Co. Ltd.	19,000	10,534
	Asia Optical Co., Inc.	42,000	85,720
*	Asia Pacific Telecom Co. Ltd.	351,033	72,132
	Asia Polymer Corp.	63,000	52,013
	Asia Tech Image, Inc.	13,000	27,865
	ASROCK, Inc.	9,000	72,760
	Aten International Co. Ltd.	14,000	37,911
	AUO Corp.	297,200	196,058
	Aver Information, Inc.	10,000	11,868
	Avermedia Technologies	14,000	9,299
	Axiomtek Co. Ltd.	9,000	31,721
*	Azurewave Technologies, Inc.	18,000	19,184
	Bank of Kaohsiung Co. Ltd.	148,632	60,121
	Basso Industry Corp.	28,000	36,865
	BenQ Materials Corp.	23,000	30,680
	BES Engineering Corp.	293,000	93,734
	Bin Chuan Enterprise Co. Ltd.	17,000	13,397
	Bizlink Holding, Inc.	2,019	19,466
	Brighton-Best International Taiwan, Inc.	54,000	57,064
*	Cameo Communications, Inc.	38,531	14,609
	Capital Futures Corp.	19,043	26,368
	Capital Securities Corp.	211,000	107,261
*	Career Technology MFG. Co. Ltd.	81,528	63,912
	Caswell, Inc.	4,000	11,349
	Cathay Real Estate Development Co. Ltd.	93,600	46,908
	CCP Contact Probes Co. Ltd.	15,000	23,465
	Celxpert Energy Corp.	21,000	20,705
*	Central Reinsurance Co. Ltd.	90,556	69,230
	Chain Chon Industrial Co. Ltd.	35,097	16,084
*	ChainQui Construction Development Co. Ltd.	31,000	14,963
	Champion Building Materials Co. Ltd.	69,300	22,394
	Chang Hwa Commercial Bank Ltd.	603,000	362,034
	Chang Wah Electromaterials, Inc.	7,000	6,856
	CHC Healthcare Group	20,000	39,355
	Chen Full International Co. Ltd.	14,000	17,296
#	Cheng Loong Corp.	134,000	147,399
	Cheng Mei Materials Technology Corp.	93,476	37,066
	Cheng Shin Rubber Industry Co. Ltd.	110,000	134,830
	Cheng Uei Precision Industry Co. Ltd.	77,000	95,539
	Chia Chang Co. Ltd.	11,000	13,679
	Chien Shing Harbour Service Co. Ltd.	8,000	10,822
	China Airlines Ltd.	495,000	393,634
	China Bills Finance Corp.	142,000	66,663
	China Chemical & Pharmaceutical Co. Ltd.	61,000	47,034
	China General Plastics Corp.	64,516	49,946
	China Metal Products	53,000	65,407

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	China Wire & Cable Co. Ltd.	26,000	$29,684
	Chinese Maritime Transport Ltd.	16,710	21,942
	Ching Feng Home Fashions Co. Ltd.	28,000	17,119
	Chin-Poon Industrial Co. Ltd.	76,000	82,570
	Chipbond Technology Corp.	114,000	252,016
	ChipMOS Technologies, Inc.	111,344	126,900
	Chong Hong Construction Co. Ltd.	40,000	101,201
*	Chun Yuan Steel Industry Co. Ltd.	95,000	53,133
	Chung Hwa Pulp Corp.	70,015	71,664
	Chunghwa Precision Test Tech Co. Ltd.	4,000	65,724
	Collins Co. Ltd.	19,000	11,089
	Compal Broadband Networks, Inc.	11,000	9,899
	Compal Electronics, Inc.	871,000	845,591
	Compeq Manufacturing Co. Ltd.	170,000	246,785
	Concord International Securities Co. Ltd.	32,436	29,976
*	Concord Securities Co. Ltd.	106,142	53,424
	Continental Holdings Corp.	90,000	76,804
	Contrel Technology Co. Ltd.	15,000	8,481
	Coremax Corp.	14,000	37,592
#	Coretronic Corp.	63,000	141,716
#	Co-Tech Development Corp.	32,000	65,759
	Crowell Development Corp.	16,000	13,649
	CTCI Corp.	94,000	120,725
	CviLux Corp.	17,000	21,805
	Cyberlink Corp.	5,000	16,491
	CyberTAN Technology, Inc.	70,000	46,908
	DA CIN Construction Co. Ltd.	55,000	56,078
	Dadi Early-Childhood Education Group Ltd.	4,000	12,672
	Dafeng TV Ltd.	12,000	19,221
	Da-Li Development Co. Ltd.	62,622	63,302
	Darfon Electronics Corp.	37,000	51,780
*	Darwin Precisions Corp.	76,000	40,407
	De Licacy Industrial Co. Ltd.	71,000	34,705
	Delpha Construction Co. Ltd.	58,000	45,214
	Depo Auto Parts Ind Co. Ltd.	20,000	70,467
	Dimerco Express Corp.	17,850	42,184
	D-Link Corp.	67,400	43,373
	Dynamic Holding Co. Ltd.	43,688	43,904
	Dynapack International Technology Corp.	22,000	56,302
*	Edimax Technology Co. Ltd.	60,000	31,865
	Edom Technology Co. Ltd.	38,000	30,950
	Elite Advanced Laser Corp.	16,000	24,340
	Elite Semiconductor Microelectronics Technology, Inc.	49,000	122,067
	Elitegroup Computer Systems Co. Ltd.	67,000	63,188
#	Ennoconn Corp.	8,000	77,254
	Ennostar, Inc.	54,400	85,769
	EnTie Commercial Bank Co. Ltd.	110,000	51,135
	Eson Precision Ind Co. Ltd.	15,000	34,143
	Eternal Materials Co. Ltd.	133,950	132,484
	Eva Airways Corp.	227,648	266,927
*	Everest Textile Co. Ltd.	77,000	21,796
	Evergreen International Storage & Transport Corp.	93,000	84,089
	Everlight Chemical Industrial Corp.	81,450	54,879
	Everlight Electronics Co. Ltd.	86,000	142,247
	Excel Cell Electronic Co. Ltd.	28,000	22,651
	Excelsior Medical Co. Ltd.	24,856	72,343
	Far Eastern Department Stores Ltd.	193,000	134,288
	Far Eastern International Bank	459,435	173,516
	Far Eastern New Century Corp.	553,000	523,015

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Farglory Land Development Co. Ltd.	52,000	$95,052
	Feedback Technology Corp.	8,400	23,748
	Feng Hsin Steel Co. Ltd.	46,000	101,106
	First Insurance Co. Ltd.	37,000	19,196
*	First Steamship Co. Ltd.	134,806	37,162
	FIT Holding Co. Ltd.	28,000	29,799
	Fitipower Integrated Technology, Inc.	11,000	49,509
	Fittech Co. Ltd.	7,000	15,539
	FLEXium Interconnect, Inc.	52,000	154,104
	Flytech Technology Co. Ltd.	5,000	10,722
	FOCI Fiber Optic Communications, Inc.	12,000	26,728
	Forcecon Tech Co. Ltd.	12,000	56,829
	Formosa Advanced Technologies Co. Ltd.	27,000	34,805
	Formosa Laboratories, Inc.	21,322	68,993
	Formosa Optical Technology Co. Ltd.	7,000	19,760
	Formosan Union Chemical	58,179	46,993
	Founding Construction & Development Co. Ltd.	24,000	14,019
	Foxsemicon Integrated Technology, Inc.	9,000	52,962
	Fu Chun Shin Machinery Manufacture Co. Ltd.	39,978	20,642
	Fu Hua Innovation Co. Ltd.	43,903	79,749
	Fulgent Sun International Holding Co. Ltd.	24,000	95,670
	Fulltech Fiber Glass Corp.	74,901	36,755
	Fusheng Precision Co. Ltd.	2,000	12,735
	Fwusow Industry Co. Ltd.	38,110	24,473
	G Shank Enterprise Co. Ltd.	22,000	34,955
	Gallant Precision Machining Co. Ltd.	23,000	25,672
	Gemtek Technology Corp.	73,000	74,756
	General Interface Solution Holding Ltd.	46,000	99,070
	General Plastic Industrial Co. Ltd.	13,000	13,827
	Genmont Biotech, Inc.	14,000	10,953
	Genovate Biotechnology Co. Ltd.	12,000	10,531
	GeoVision, Inc.	10,000	16,516
	Getac Holdings Corp.	64,000	138,311
*	Giantplus Technology Co. Ltd.	73,000	37,816
	Gigabyte Technology Co. Ltd.	8,000	80,192
*	Gigasolar Materials Corp.	8,632	23,943
	Global Brands Manufacture Ltd.	71,240	116,533
	Global Lighting Technologies, Inc.	17,000	27,745
	Global PMX Co. Ltd.	3,000	13,302
*	Globe Union Industrial Corp.	48,910	21,020
	Gloria Material Technology Corp.	31,000	52,814
	GMI Technology, Inc.	26,247	19,105
	Goldsun Building Materials Co. Ltd., Class C	156,520	131,366
	Good Will Instrument Co. Ltd.	16,000	17,570
	Gordon Auto Body Parts	46,000	32,370
	Gourmet Master Co. Ltd.	12,000	47,232
	Grand Fortune Securities Co. Ltd.	45,139	19,402
	Great China Metal Industry	26,000	20,529
*	Great Wall Enterprise Co. Ltd.	69,000	131,526
	Greatek Electronics, Inc.	48,000	93,201
	GTM Holdings Corp.	21,000	18,833
	Hai Kwang Enterprise Corp.	16,000	10,076
	HannsTouch Holdings Co.	125,713	43,461
	Harvatek Corp.	29,000	21,243
	Heran Co. Ltd.	5,000	18,160
	Hey Song Corp.	61,000	77,688
	Hiroca Holdings Ltd.	12,000	14,718
	Hiyes International Co. Ltd.	5,500	11,544
	Hocheng Corp.	45,920	31,212

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Holy Stone Enterprise Co. Ltd.	23,100	$71,742
*	Hong Pu Real Estate Development Co. Ltd.	47,000	39,493
	Hong TAI Electric Industrial	39,000	32,741
	Hota Industrial Manufacturing Co. Ltd.	19,000	40,464
*	Hotron Precision Electronic Industrial Co. Ltd.	10,805	14,600
	Hsin Kuang Steel Co. Ltd.	54,000	83,786
	HUA ENG Wire & Cable Co. Ltd.	75,000	49,278
	Huaku Development Co. Ltd.	42,000	121,086
	Huang Hsiang Construction Corp.	31,000	39,451
	Huikwang Corp.	9,000	10,144
	Hung Ching Development & Construction Co. Ltd.	33,000	25,111
	Hung Sheng Construction Ltd.	88,352	57,248
	Huxen Corp.	7,000	11,323
	Hwa Fong Rubber Industrial Co. Ltd.	72,117	32,700
	Hwacom Systems, Inc.	18,000	10,915
*	IBF Financial Holdings Co. Ltd.	486,687	186,035
	Ichia Technologies, Inc.	56,000	63,152
	I-Chiun Precision Industry Co. Ltd.	22,000	32,557
*	Ideal Bike Corp.	36,000	11,541
	Info-Tek Corp.	11,000	17,972
	Innolux Corp.	1,659,885	881,441
	Iron Force Industrial Co. Ltd.	4,000	12,144
	I-Sheng Electric Wire & Cable Co. Ltd.	16,000	23,082
	ITEQ Corp.	34,000	85,940
	Jarllytec Co. Ltd.	14,000	30,620
	Jean Co. Ltd.	47,299	27,370
	Jia Wei Lifestyle, Inc.	7,000	12,876
	Jiin Yeeh Ding Enterprise Co. Ltd.	8,800	13,804
	K Laser Technology, Inc.	43,000	36,226
	Kaimei Electronic Corp.	18,000	36,896
	Kedge Construction Co. Ltd.	10,246	23,402
	KEE TAI Properties Co. Ltd.	81,000	31,475
	Kenda Rubber Industrial Co. Ltd.	103,111	96,366
	Kerry TJ Logistics Co. Ltd.	32,000	36,801
	Kindom Development Co. Ltd.	64,300	62,605
	King Chou Marine Technology Co. Ltd.	10,200	12,925
	King Yuan Electronics Co. Ltd.	198,000	397,869
	King's Town Bank Co. Ltd.	148,000	169,610
*	King's Town Construction Co. Ltd.	27,000	26,728
	Kinko Optical Co. Ltd.	36,769	32,978
#	Kinpo Electronics	221,000	121,999
	Kinsus Interconnect Technology Corp.	48,000	158,504
	KS Terminals, Inc.	9,000	22,575
*	Kung Sing Engineering Corp.	74,426	17,054
	Kuo Toong International Co. Ltd.	40,551	47,586
	Kwong Lung Enterprise Co. Ltd.	21,000	37,221
	L&K Engineering Co. Ltd.	41,000	103,462
	Laser Tek Taiwan Co. Ltd.	8,550	9,160
	Laster Tech Corp. Ltd.	9,745	16,344
	Leadtrend Technology Corp.	7,211	13,221
	Lealea Enterprise Co. Ltd.	159,120	53,721
	LEE CHI Enterprises Co. Ltd.	37,000	19,980
	Lelon Electronics Corp.	18,508	35,691
	Leo Systems, Inc.	10,000	10,718
*	Leofoo Development Co. Ltd.	17,000	10,689
*	Li Cheng Enterprise Co. Ltd.	14,000	9,420
*	Li Peng Enterprise Co. Ltd.	113,000	28,227
	Lingsen Precision Industries Ltd.	69,000	41,202
	Liton Technology Corp.	9,000	10,905

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Long Da Construction & Development Corp.	27,000	$18,917
	Longchen Paper & Packaging Co. Ltd.	146,485	79,367
	Longwell Co.	13,000	25,509
	Lucky Cement Corp.	46,000	26,013
	Lumax International Corp. Ltd.	13,500	34,724
	Luxe Green Energy Technology Co. Ltd.	23,256	29,638
	Macauto Industrial Co. Ltd.	8,000	20,440
	Macroblock, Inc.	3,000	9,193
	Macronix International Co. Ltd.	325,000	323,446
	Mayer Steel Pipe Corp.	27,000	23,051
	Mercuries & Associates Holding Ltd.	65,347	30,488
*	Mercuries Life Insurance Co. Ltd.	437,605	73,149
	Merry Electronics Co. Ltd.	22,704	65,971
#	METAAGE Corp.	15,000	34,541
	Mildef Crete, Inc.	10,000	20,333
	MIN AIK Technology Co. Ltd.	44,000	28,453
	Mirle Automation Corp.	31,000	38,505
	MOSA Industrial Corp.	17,379	14,537
	MPI Corp.	14,000	91,450
	Namchow Holdings Co. Ltd.	32,000	49,769
	Nan Liu Enterprise Co. Ltd.	4,000	9,805
	Nan Pao Resins Chemical Co. Ltd.	8,000	45,891
	Nantex Industry Co. Ltd.	39,000	45,166
#	Nanya Technology Corp.	31,000	71,535
	New Best Wire Industrial Co. Ltd.	19,000	20,633
	Nexcom International Co. Ltd.	26,000	52,731
	Nichidenbo Corp.	25,000	42,442
	Niko Semiconductor Co. Ltd.	14,000	23,260
	O-Bank Co. Ltd.	224,375	71,375
	Ocean Plastics Co. Ltd.	35,000	38,680
	OK Biotech Co. Ltd.	17,000	17,760
*	Optimax Technology Corp.	35,000	27,770
	Orient Semiconductor Electronics Ltd.	47,000	67,541
	Oriental Union Chemical Corp.	75,000	52,331
	Pacific Hospital Supply Co. Ltd.	6,000	16,724
	Pan German Universal Motors Ltd.	2,000	20,070
	Pan Jit International, Inc.	14,000	32,509
	Pan-International Industrial Corp.	67,000	88,855
	PCL Technologies, Inc.	9,000	25,984
	Pegatron Corp.	317,000	771,929
*††	Pharmally International Holding Co. Ltd.	5,000	0
	Pixart Imaging, Inc.	22,000	80,934
	Plastron Precision Co. Ltd.	35,000	20,582
*	Plotech Co. Ltd.	23,400	12,920
	Polytronics Technology Corp.	12,000	22,177
	Pou Chen Corp.	355,000	353,252
	Powerchip Semiconductor Manufacturing Corp.	430,000	411,022
	Powertech Technology, Inc.	123,000	433,514
	Powertip Technology Corp.	40,000	20,883
	President Securities Corp.	166,453	108,009
	Primax Electronics Ltd.	69,000	141,848
	Prince Housing & Development Corp.	185,000	67,421
	Promate Electronic Co. Ltd.	21,000	30,293
	QST International Corp.	9,900	19,283
	Qualipoly Chemical Corp.	18,900	21,990
	Quang Viet Enterprise Co. Ltd.	7,000	27,546
	Quintain Steel Co. Ltd.	52,776	28,653
	Radium Life Tech Co. Ltd.	148,760	42,801
	Rechi Precision Co. Ltd.	59,000	44,667

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Rexon Industrial Corp. Ltd.	27,000	$30,653
	Rich Development Co. Ltd.	133,000	40,679
*	Ritek Corp.	110,724	32,275
*††	Roo Hsing Co. Ltd.	187,000	23,266
	Sampo Corp.	58,800	51,964
	San Far Property Ltd.	44,171	19,963
*	Savior Lifetec Corp.	58,000	31,878
	Scan-D Corp.	6,000	8,373
	ScinoPharm Taiwan Ltd.	44,000	44,681
	Senao International Co. Ltd.	22,000	24,868
#	Sesoda Corp.	49,000	53,278
	Shan-Loong Transportation Co. Ltd.	28,000	29,309
	Sharehope Medicine Co. Ltd.	11,024	13,406
	Sheng Yu Steel Co. Ltd.	16,000	12,517
	ShenMao Technology, Inc.	22,000	47,879
	Shih Her Technologies, Inc.	10,000	22,296
	Shih Wei Navigation Co. Ltd.	84,790	52,929
*	Shin Kong Financial Holding Co. Ltd.	2,551,159	783,047
	Shin Ruenn Development Co. Ltd.	25,460	38,042
	Shin Zu Shing Co. Ltd.	29,000	78,389
*	Shining Building Business Co. Ltd.	102,444	33,611
	Shinkong Insurance Co. Ltd.	36,000	61,978
	ShunSin Technology Holding Ltd.	8,000	25,887
*	Shuttle, Inc.	85,000	42,432
	Sigurd Microelectronics Corp.	76,046	128,240
	Simplo Technology Co. Ltd.	29,000	283,855
	Sincere Navigation Corp.	62,830	37,750
	Singatron Enterprise Co. Ltd.	18,000	18,794
	Sinher Technology, Inc.	6,000	6,687
	Sinon Corp.	53,000	61,277
	Sinphar Pharmaceutical Co. Ltd.	24,000	24,739
	Sinyi Realty, Inc.	46,000	42,493
	Siward Crystal Technology Co. Ltd.	33,000	36,564
	Solar Applied Materials Technology Corp.	70,000	83,817
	Solteam, Inc.	19,197	25,705
	Sonix Technology Co. Ltd.	8,000	11,769
	Southeast Cement Co. Ltd.	19,000	12,160
	Sports Gear Co. Ltd.	31,000	63,141
	St Shine Optical Co. Ltd.	8,000	55,083
	Standard Foods Corp.	55,000	69,515
	Sun Race Sturmey-Archer, Inc.	15,000	17,508
*	Sun Yad Construction Co. Ltd.	57,000	21,344
*	Sunko INK Co. Ltd.	43,000	19,736
	Sunplus Technology Co. Ltd.	68,000	66,750
	Sunrex Technology Corp.	31,685	42,784
	Sunspring Metal Corp.	22,807	16,156
	Supreme Electronics Co. Ltd.	69,765	107,316
	Swancor Holding Co. Ltd.	10,000	28,109
	Sweeten Real Estate Development Co. Ltd.	42,768	35,414
	Syncmold Enterprise Corp.	13,000	23,925
	Systex Corp.	32,000	119,971
	TA Chen Stainless Pipe	307,916	387,457
#	Ta Ya Electric Wire & Cable	128,953	155,025
*	Tai Tung Communication Co. Ltd.	17,000	9,412
	Taichung Commercial Bank Co. Ltd.	673,279	319,608
	TaiDoc Technology Corp.	8,000	47,081
	Taiflex Scientific Co. Ltd.	36,460	48,850
	Taimide Tech, Inc.	15,000	23,581
	Tainan Spinning Co. Ltd.	234,000	115,895

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Tai-Saw Technology Co. Ltd.	14,000	$12,438
	Taishin Financial Holding Co. Ltd.	817,278	475,460
	TaiSol Electronics Co. Ltd.	10,000	21,695
	Taisun Enterprise Co. Ltd.	45,000	37,519
	Taita Chemical Co. Ltd.	52,132	33,319
	TAI-TECH Advanced Electronics Co. Ltd.	10,000	37,144
	Taitien Electronics Co. Ltd.	12,000	14,534
	Taiwan Business Bank	1,200,236	551,050
	Taiwan Chinsan Electronic Industrial Co. Ltd.	12,730	14,584
	Taiwan Fertilizer Co. Ltd.	119,000	243,241
*	Taiwan Fire & Marine Insurance Co. Ltd.	48,000	35,133
	Taiwan FU Hsing Industrial Co. Ltd.	39,000	53,088
*	Taiwan Glass Industry Corp.	93,000	63,957
	Taiwan Hon Chuan Enterprise Co. Ltd.	38,000	130,313
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	19,000	24,408
††	Taiwan Land Development Corp.	129,466	2,070
	Taiwan Line Tek Electronic	10,000	10,487
	Taiwan Navigation Co. Ltd.	52,000	45,702
	Taiwan Paiho Ltd.	51,000	94,055
	Taiwan PCB Techvest Co. Ltd.	48,000	66,377
	Taiwan Sanyo Electric Co. Ltd.	27,000	33,267
	Taiwan Styrene Monomer	85,000	44,385
	Taiwan Surface Mounting Technology Corp.	44,000	126,834
*	Taiwan TEA Corp.	77,000	71,015
	Taiwan Union Technology Corp.	14,000	55,761
	Taiwan-Asia Semiconductor Corp.	16,000	27,524
	Taiyen Biotech Co. Ltd.	28,000	31,153
	TBI Motion Technology Co. Ltd.	12,000	14,896
	Test Research, Inc.	32,000	62,229
	Test Rite International Co. Ltd.	44,000	28,083
	Thye Ming Industrial Co. Ltd.	20,000	34,067
	Ting Sin Co. Ltd.	385	119
	Ton Yi Industrial Corp.	170,000	96,430
	Tong Hsing Electronic Industries Ltd.	4,200	21,126
	Tong Yang Industry Co. Ltd.	75,000	145,089
	Tong-Tai Machine & Tool Co. Ltd.	27,000	17,541
	Top Union Electronics Corp.	5,289	6,049
	Topco Technologies Corp.	8,999	19,746
	Topkey Corp.	8,000	43,581
	Topoint Technology Co. Ltd.	23,000	24,747
	Toung Loong Textile Manufacturing	27,540	21,504
	Transcend Information, Inc.	38,000	86,172
	Tripod Technology Corp.	41,000	220,696
	Tsann Kuen Enterprise Co. Ltd.	14,032	19,213
	TSC Auto ID Technology Co. Ltd.	4,000	36,315
	TSRC Corp.	98,000	78,346
	TST Group Holding Ltd.	4,800	24,472
	Tung Ho Steel Enterprise Corp.	75,190	133,879
	Tung Ho Textile Co. Ltd.	29,000	16,484
	Turvo International Co. Ltd.	5,000	17,924
	TXC Corp.	13,000	36,631
	TYC Brother Industrial Co. Ltd.	42,000	44,593
*	Tycoons Group Enterprise	83,000	23,883
	Tyntek Corp.	44,000	30,308
	UDE Corp.	10,000	20,926
	U-Ming Marine Transport Corp.	75,000	101,727
	Unic Technology Corp.	29,000	21,424
	Union Bank Of Taiwan	412,963	204,489
	Unitech Computer Co. Ltd.	20,000	22,100

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Unitech Printed Circuit Board Corp.	120,297	$67,739
*	United Orthopedic Corp.	10,000	23,288
	United Radiant Technology	21,000	13,076
*	United Renewable Energy Co. Ltd.	218,000	123,687
*††	Unity Opto Technology Co. Ltd.	91,000	0
	Univacco Technology, Inc.	11,000	9,028
	Universal Cement Corp.	78,565	73,066
	UPC Technology Corp.	147,664	78,882
	USI Corp.	161,091	119,585
	Usun Technology Co. Ltd.	8,000	9,617
	U-Tech Media Corp.	33,000	16,072
	Utechzone Co. Ltd.	5,000	12,949
	Ve Wong Corp.	16,000	21,623
	Ventec International Group Co. Ltd., Class C	10,000	26,474
	Viking Tech Corp.	14,000	23,382
	Wafer Works Corp.	76,000	102,956
	Waffer Technology Corp.	1,509	5,590
	Wah Hong Industrial Corp.	15,000	14,684
	Wah Lee Industrial Corp.	34,680	89,397
	Walsin Lihwa Corp.	431,000	550,183
	Walsin Technology Corp.	24,000	72,549
	Walton Advanced Engineering, Inc.	67,000	31,162
	Wan Hai Lines Ltd.	124,000	199,308
#*	WEI Chih Steel Industrial Co. Ltd.	31,000	24,014
	Wei Chuan Foods Corp.	51,000	32,183
	Weikeng Industrial Co. Ltd.	71,661	78,889
	Well Shin Technology Co. Ltd.	18,000	28,212
	WELLELL, Inc.	14,000	13,789
	Winbond Electronics Corp.	576,363	540,241
	Winstek Semiconductor Co. Ltd.	9,000	24,197
	Wisdom Marine Lines Co. Ltd.	16,000	23,246
	Wistron Corp.	527,841	2,382,532
	Wistron NeWeb Corp.	45,040	160,216
	WPG Holdings Ltd.	280,000	450,033
	WT Microelectronics Co. Ltd.	78,207	170,914
	XAC Automation Corp.	19,000	13,880
	Xxentria Technology Materials Corp.	28,600	64,497
	Ya Horng Electronic Co. Ltd.	9,000	14,118
	Yageo Corp.	59,694	875,134
	YC INOX Co. Ltd.	73,396	64,058
	Yea Shin International Development Co. Ltd.	35,296	27,855
	Yem Chio Co. Ltd.	92,350	43,652
	Yeong Guan Energy Technology Group Co. Ltd.	18,766	34,607
	YFC-Boneagle Electric Co. Ltd.	15,639	12,515
	YFY, Inc.	234,000	274,679
	Yieh Phui Enterprise Co. Ltd.	72,300	34,473
	YONGGU Group, Inc.	10,000	12,194
	Yonyu Plastics Co. Ltd.	9,000	9,126
	Youngtek Electronics Corp.	24,000	51,997
	Yuanta Futures Co. Ltd.	11,280	19,398
	Yulon Motor Co. Ltd.	99,264	259,618
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	13,000	31,244
	YungShin Global Holding Corp.	29,000	40,343
	Zeng Hsing Industrial Co. Ltd.	9,669	32,652
	Zenitron Corp.	27,000	26,881
	Zhen Ding Technology Holding Ltd.	119,000	398,773
*	Zhong Yang Technology Co. Ltd.	12,000	14,264
	Zig Sheng Industrial Co. Ltd.	111,000	35,214
*	Zinwell Corp.	64,000	43,181

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Zippy Technology Corp.	9,000	$15,085
	Zyxel Group Corp.	57,488	99,168
TOTAL TAIWAN			37,634,703
THAILAND — (0.6%)
	AAPICO Hitech PCL	39,160	38,040
*	Absolute Clean Energy PCL	272,800	14,904
	Advanced Information Technology PCL, Class F	168,000	24,541
	AJ Plast PCL	46,500	12,023
	Allianz Ayudhya Capital PCL	11,000	12,453
	Amata Corp. PCL	86,800	59,593
*	Ananda Development PCL	597,993	14,675
	AP Thailand PCL	427,100	152,229
	Asia Plus Group Holdings PCL	364,300	30,439
	Asian Insulators PCL	77,450	10,680
	Bangchak Corp. PCL	194,900	217,797
	Bangkok Insurance PCL	16,100	144,872
	Bangkok Land PCL	1,401,600	33,168
	Bangkok Life Assurance PCL, NVDR	47,400	33,512
*	Bangkok Ranch PCL	119,400	9,977
	Banpu PCL	1,132,232	322,514
*	Better World Green PCL	1,033,000	19,617
	BG Container Glass PCL	69,400	19,059
	Cal-Comp Electronics Thailand PCL, Class F	746,044	43,156
	CIMB Thai Bank PCL	1,716,700	36,612
*	Country Group Development PCL	992,900	10,733
	Dhipaya Group Holdings PCL	79,000	99,821
*	Eastern Power Group PCL	35,700	3,108
	Esso Thailand PCL	136,300	37,630
	Frasers Property Thailand PCL	48,300	20,884
	GFPT PCL	144,700	51,152
	Global Green Chemicals PCL, Class F	86,200	29,717
*	Green Tech Ventures PCL, Class F	14,200	83
	Gunkul Engineering PCL	337,900	34,157
	Haad Thip PCL	20,200	21,835
	Hana Microelectronics PCL	79,700	118,169
	Index Livingmall PCL	19,700	13,180
	Interlink Communication PCL	48,000	10,097
	IRPC PCL	1,743,400	124,278
*	Italian-Thai Development PCL	1,107,100	46,252
	Jaymart Group Holdings PCL	38,500	19,121
	KGI Securities Thailand PCL	250,300	33,784
	Khon Kaen Sugar Industry PCL	362,960	32,448
	Kiatnakin Phatra Bank PCL	38,600	62,588
	Lalin Property PCL	107,600	27,506
	Lam Soon Thailand PCL	56,200	8,144
	Lanna Resources PCL	70,000	32,721
	LH Financial Group PCL	450,900	14,095
*	Loxley PCL	479,200	25,060
	LPN Development PCL	298,200	36,416
	Major Cineplex Group PCL	52,400	23,422
	MBK PCL	221,205	105,986
	Origin Property PCL, Class F	149,500	45,861
	Polyplex Thailand PCL	85,200	36,341
	Prima Marine PCL	195,700	38,307
	Property Perfect PCL	2,489,056	26,906
	Pruksa Holding PCL	88,800	34,245
	PTG Energy PCL	74,000	23,349
	Quality Houses PCL	1,508,200	100,462

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Rabbit Holdings PCL, Class F	2,181,600	$33,780
*	Raimon Land PCL	515,800	7,836
	Rojana Industrial Park PCL	220,300	36,364
*	S Hotels & Resorts PCL	367,900	30,740
	Sansiri PCL	2,197,100	128,377
	SC Asset Corp. PCL	339,100	45,572
	SCG Ceramics PCL	308,500	19,648
*	SEN X PCL	755,800	15,898
	Sena Development PCL	196,116	17,074
	Siam City Cement PCL	18,700	74,846
	Siamgas & Petrochemicals PCL	83,800	20,076
	Singer Thailand PCL	70,800	16,548
	Singha Estate PCL	546,200	19,468
#*††	SMI Holdings Group Ltd.	265,598	0
	SNC Former PCL	53,600	15,973
	Somboon Advance Technology PCL	57,400	32,365
	SPCG PCL	112,000	41,556
	Sri Trang Agro-Industry PCL	152,900	72,812
	Srithai Superware PCL	235,400	8,390
	Star Petroleum Refining PCL	325,000	83,081
	Supalai PCL	252,825	156,590
*	Super Energy Corp. PCL	1,783,100	26,047
	Susco PCL	189,100	19,999
*	Syntec Construction PCL	380,800	17,244
	Tata Steel Thailand PCL	749,600	18,396
	Thai Union Group PCL, Class F	409,300	162,626
	Thai Vegetable Oil PCL	29,600	21,835
	Thaicom PCL	123,400	47,588
	Thaifoods Group PCL, Class F	153,700	17,962
	Thaire Life Assurance PCL, Class F	162,565	15,768
	Thanachart Capital PCL	68,400	99,916
	Thoresen Thai Agencies PCL	282,500	52,408
	Tipco Asphalt PCL	92,300	47,999
	Tisco Financial Group PCL	7,100	20,847
	TKS Technologies PCL	46,640	11,991
	TPI Polene PCL	1,534,100	64,539
	TPI Polene Power PCL	422,400	40,970
	Univanich Palm Oil PCL	46,900	12,811
	Vanachai Group PCL	89,800	11,176
	Workpoint Entertainment PCL	20,800	9,237
*	Xspring Capital PCL	1,132,200	41,678
TOTAL THAILAND			4,235,750
TURKEY — (0.3%)
*	Albaraka Turk Katilim Bankasi AS	161,888	20,491
*	Alcatel-Lucent Teletas Telekomunikasyon AS	2,850	10,434
*	Anadolu Anonim Turk Sigorta Sirketi	35,224	29,904
	Anadolu Efes Biracilik Ve Malt Sanayii AS	52,270	174,694
	Anadolu Hayat Emeklilik AS	11,468	11,909
	Aygaz AS	6,107	26,913
	Bagfas Bandirma Gubre Fabrikalari AS	9,856	12,155
	Bera Holding AS	140,066	77,397
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	9,716	112,141
*	Bursa Cimento Fabrikasi AS	156,049	44,496
	Cemtas Celik Makina Sanayi Ve Ticaret AS	69,120	29,249
	Cimsa Cimento Sanayi VE Ticaret AS	16,339	114,349
	Dogus Otomotiv Servis ve Ticaret AS	9,856	90,559
*	Global Yatirim Holding AS	75,066	36,006
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	17,033	13,649

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Is Yatirim Menkul Degerler AS, Class A	41,285	$33,997
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	74,149	58,584
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	14,707	11,663
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	170,857	160,564
	Kordsa Teknik Tekstil AS	15,368	51,493
*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	327,130	144,971
*	Petkim Petrokimya Holding AS	173,171	115,550
*	Reysas Tasimacilik ve Lojistik Ticaret AS	20,416	22,393
	Sekerbank Turk AS	191,261	22,109
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	6,557	10,761
*	TAV Havalimanlari Holding AS	41,365	172,417
	Tekfen Holding AS	12,587	20,942
*	Turkiye Sigorta AS	34,619	21,286
*	Vestel Elektronik Sanayi ve Ticaret AS	13,751	31,458
*	Zorlu Enerji Elektrik Uretim AS	195,804	31,257
TOTAL TURKEY			1,713,791
UNITED ARAB EMIRATES — (0.6%)
	Agthia Group PJSC	14,115	20,365
*	Ajman Bank PJSC	84,710	50,759
	Amanat Holdings PJSC	166,793	47,684
	Dana Gas PJSC	765,722	204,137
*	Deyaar Development PJSC	379,056	75,323
	Dubai Investments PJSC	434,216	287,393
	Dubai Islamic Bank PJSC	309,853	485,245
	Emaar Development PJSC	137,355	237,079
	Emaar Properties PJSC	1,206,048	2,219,185
*	EMSTEEL Building Materials PJSC	147,627	63,912
*	Islamic Arab Insurance Co.	63,649	12,483
*	Manazel PJSC	339,566	51,491
*	RAK Properties PJSC	232,895	74,824
	Ras Al Khaimah Ceramics	74,018	54,208
*	Union Properties PJSC	502,430	55,791
TOTAL UNITED ARAB EMIRATES			3,939,879
UNITED KINGDOM — (9.5%)
*	accesso Technology Group PLC	12,899	124,425
	Advanced Medical Solutions Group PLC	27,578	88,022
	AG Barr PLC	25,691	155,402
Ω	Airtel Africa PLC	237,820	355,608
	Alliance Pharma PLC	106,348	69,615
	Anglo-Eastern Plantations PLC	6,082	52,602
*	Ascential PLC	122,980	330,525
	Ashmore Group PLC	112,983	299,615
*Ω	Aston Martin Lagonda Global Holdings PLC	4,955	25,184
*	Auction Technology Group PLC	22,695	206,783
	Avon Protection PLC	8,698	91,595
*	Babcock International Group PLC	51,315	247,038
Ω	Bakkavor Group PLC	43,163	55,677
	Balfour Beatty PLC	184,807	829,932
	Bank of Georgia Group PLC	13,268	554,747
	Barratt Developments PLC	299,113	1,750,890
	Beazley PLC	157,760	1,111,522
	Begbies Traynor Group PLC	30,790	52,329
	Bellway PLC	37,237	1,058,891
	Berkeley Group Holdings PLC	10,130	564,812
	Bloomsbury Publishing PLC	27,628	153,324
	Bodycote PLC	52,083	462,423

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	BRAEMAR PLC	4,667	$13,955
	Breedon Group PLC	89,848	419,806
	Brooks Macdonald Group PLC	4,090	110,945
	C&C Group PLC	33,362	59,092
*	Capita PLC	445,443	157,953
	Capital Ltd.	44,660	45,511
	Capricorn Energy PLC	50,522	114,933
*	Card Factory PLC	91,534	105,889
	Carr's Group PLC	21,628	40,297
	Castings PLC	4,281	22,015
*	Cazoo Group Ltd.	1,159	2,121
	Centamin PLC	395,413	488,238
	Centaur Media PLC	16,082	9,286
	Central Asia Metals PLC	51,038	120,195
	Centrica PLC	1,480,134	2,623,020
	Chemring Group PLC	95,737	349,215
	Chesnara PLC	55,560	192,694
	City of London Investment Group PLC	9,126	46,069
	Clarkson PLC	624	22,331
	Close Brothers Group PLC	26,105	308,905
Ω	CMC Markets PLC	23,524	42,373
	Coats Group PLC	438,352	394,160
*	Costain Group PLC	71,049	45,567
	Cranswick PLC	13,856	594,453
	Crest Nicholson Holdings PLC	35,704	97,853
	Currys PLC	358,895	246,239
	Curtis Banks Group PLC	3,656	14,719
	DCC PLC	15,827	916,363
*Ω	Deliveroo PLC	152,626	257,366
	DFS Furniture PLC	44,848	69,381
*	Dialight PLC	7,087	19,206
	Direct Line Insurance Group PLC	334,250	645,454
	DiscoverIE Group PLC	24,510	251,507
	Diversified Energy Co. PLC	155,630	189,597
*	Dowlais Group PLC	341,366	540,117
	Drax Group PLC	112,465	873,151
	DS Smith PLC	416,595	1,656,318
*	easyJet PLC	72,083	418,670
	EKF Diagnostics Holdings PLC	5,160	1,774
*	Elementis PLC	170,962	242,479
*	EnQuest PLC	449,364	102,938
	Epwin Group PLC	23,438	20,605
*	Esken Ltd.	135,985	5,844
	Essentra PLC	37,638	78,513
*	FD Technologies PLC	4,362	100,241
	Ferrexpo PLC	10,212	12,042
	Fintel PLC	1,018	2,728
	Firstgroup PLC	245,111	459,063
	Flowtech Fluidpower PLC	7,489	8,948
Ω	Forterra PLC	18,850	41,575
	Foxtons Group PLC	71,351	36,443
*	Frasers Group PLC	42,129	439,100
	Fresnillo PLC	36,231	287,140
*	Frontier Developments PLC	5,075	38,268
	Fuller Smith & Turner PLC, Class A	10,576	80,961
	Future PLC	7,498	80,520
	Galliford Try Holdings PLC	32,360	82,256
	GB Group PLC	53,716	172,549
	Genel Energy PLC	57,678	77,050

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Genuit Group PLC	71,062	$285,741
*	Georgia Capital PLC	13,296	158,658
	Goodwin PLC	372	22,451
	Grafton Group PLC	68,236	767,468
	Grainger PLC	222,491	718,969
*	Greencore Group PLC	148,586	167,222
*	Griffin Mining Ltd.	5,698	5,752
	Gulf Keystone Petroleum Ltd.	67,566	107,772
*Ω	Gym Group PLC	48,332	65,002
	H&T Group PLC	15,070	83,481
	Halfords Group PLC	61,301	173,944
	Harbour Energy PLC	90,034	308,227
	Hargreaves Services PLC	7,040	40,025
	Harworth Group PLC	19,938	28,963
	Headlam Group PLC	9,669	27,635
	Helical PLC	40,177	138,605
	Henry Boot PLC	29,243	81,480
	Hikma Pharmaceuticals PLC	41,760	1,121,459
	Hill & Smith PLC	7,677	155,547
	Hilton Food Group PLC	22,294	185,135
	Hiscox Ltd.	84,835	1,174,240
	Hochschild Mining PLC	102,345	101,412
Ω	HSS Hire Group PLC	77,600	15,006
	Hunting PLC	43,030	146,009
Ω	Ibstock PLC	7,820	15,097
	Inchcape PLC	80,233	843,811
*	International Distributions Services PLC	185,212	632,642
	Investec PLC	200,205	1,257,320
	iomart Group PLC	26,534	63,881
	ITV PLC	978,292	908,523
	J Sainsbury PLC	531,830	1,893,572
*	James Fisher & Sons PLC	12,277	64,063
	JET2 PLC	2,505	36,108
*	John Wood Group PLC	81,184	154,315
	Johnson Matthey PLC	46,446	1,074,172
	Johnson Service Group PLC	123,460	177,994
	Jupiter Fund Management PLC	120,501	176,893
*Ω	Just Eat Takeaway.com NV	8,306	148,707
	Just Group PLC	281,259	297,172
	Keller Group PLC	10,907	119,798
*	Kier Group PLC	92,390	104,039
	Kingfisher PLC	587,635	1,853,030
	Knights Group Holdings PLC	8,419	9,489
	Lancashire Holdings Ltd.	70,702	541,148
	Learning Technologies Group PLC	104,180	100,239
	Lookers PLC	79,726	127,963
	LSL Property Services PLC	16,367	56,728
	Macfarlane Group PLC	49,928	70,562
	Man Group PLC	347,581	1,065,541
*	Marks & Spencer Group PLC	582,476	1,542,924
*	Marston's PLC	205,618	82,865
	Mears Group PLC	36,167	126,827
	Melrose Industries PLC	341,366	2,323,189
	Metro Bank Holdings PLC	33,672	51,123
*	Mitchells & Butlers PLC	81,175	239,360
	Mitie Group PLC	370,740	483,630
	MJ Gleeson PLC	13,829	74,249
	Mobico Group PLC	52,956	63,491
	Mondi PLC	131,945	2,314,393

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Morgan Advanced Materials PLC	28,353	$99,474
	Morgan Sindall Group PLC	12,404	304,239
	MP Evans Group PLC	11,582	106,990
*	N Brown Group PLC	6,931	2,052
*Ω	Network International Holdings PLC	27,205	134,980
	Norcros PLC	25,348	52,733
	Numis Corp. PLC	21,347	91,181
	OSB Group PLC	117,495	555,306
	Pearson PLC, Sponsored ADR	18,663	205,853
*	Pendragon PLC	430,878	94,183
	Persimmon PLC	88,805	1,320,257
*	Petra Diamonds Ltd.	40,127	37,378
*	Petrofac Ltd.	17,866	18,021
	Pets at Home Group PLC	141,097	709,040
	Pharos Energy PLC	110,849	34,349
*	Playtech PLC	74,007	532,416
	Plus500 Ltd.	20,231	390,923
	Porvair PLC	8,409	69,175
	PPHE Hotel Group Ltd.	2,772	36,494
	Premier Foods PLC	232,062	376,973
	PZ Cussons PLC	70,319	149,789
	QinetiQ Group PLC	155,098	642,198
*	Rank Group PLC	84,921	100,038
*	REA Holdings PLC	7,089	5,595
	Reach PLC	107,832	117,636
	Redde Northgate PLC	71,260	314,982
	Redrow PLC	83,845	557,395
*	Renewi PLC	13,205	88,234
*	Restaurant Group PLC	186,409	102,171
	RHI Magnesita NV	7,372	283,343
	Ricardo PLC	21,801	163,777
	Robert Walters PLC	12,250	64,796
*	Rockhopper Exploration PLC	89,812	13,805
	RWS Holdings PLC	69,334	231,528
*	S4 Capital PLC	85,166	115,274
Ω	Sabre Insurance Group PLC	57,957	102,768
*	Saga PLC	39,106	62,181
*††	Savannah Energy PLC	281,630	69,792
	Savills PLC	40,108	500,834
	Secure Trust Bank PLC	1,006	7,464
	Senior PLC	125,663	269,298
	Serco Group PLC	305,215	608,254
	Serica Energy PLC	59,022	181,707
	Severfield PLC	96,126	87,008
*	SIG PLC	66,879	24,894
	Sigmaroc PLC	37,483	28,654
	Smart Metering Systems PLC	37,511	335,967
	Speedy Hire PLC	155,578	73,491
Ω	Spire Healthcare Group PLC	85,637	236,813
*	Staffline Group PLC	43,578	14,194
*††	Studio Retail Group PLC	11,240	0
*	Synthomer PLC	11,084	11,873
	Tate & Lyle PLC	97,855	937,764
	Taylor Wimpey PLC	1,002,203	1,471,093
	TBC Bank Group PLC	12,056	385,335
	TClarke PLC	8,710	14,909
*	THG PLC	245,606	325,086
Ω	TI Fluid Systems PLC	72,756	125,125
	TP ICAP Group PLC	254,449	519,365

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Travis Perkins PLC	51,037	$570,851
*	Tremor International Ltd.	14,291	54,618
*	Tremor International Ltd., ADR	2,814	21,274
	TT Electronics PLC	43,669	88,047
	Tyman PLC	63,755	255,682
	Vanquis Banking Group PLC	80,047	129,288
	Vertu Motors PLC	110,788	99,517
	Vesuvius PLC	72,682	411,537
	Virgin Money UK PLC	365,997	830,230
	Vistry Group PLC	99,247	1,006,639
	Volex PLC	3,463	12,840
	Vp PLC	3,924	28,318
	Wickes Group PLC	80,468	141,097
*	Xaar PLC	20,729	50,648
	XPS Pensions Group PLC	48,496	119,044
	Young & Co.'s Brewery PLC	3,177	34,758
	Young & Co's Brewery PLC, Class A	7,717	117,396
	Zotefoams PLC	12,016	61,668
TOTAL UNITED KINGDOM			67,261,922
UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	11,533	113,055
*	Noble Corp. PLC	1,788	93,438
	VAALCO Energy, Inc.	16,212	72,143
TOTAL UNITED STATES			278,636
TOTAL COMMON STOCKS			707,818,050
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.1%)
*	Alpargatas SA	11,200	22,809
	Banco ABC Brasil SA, 8.291%	25,156	99,480
Ω	Banco BMG SA, 13.811%	30,400	17,936
	Banco do Estado do Rio Grande do Sul SA Class B, 6.032%	52,100	160,749
	Banco Pan SA, 2.703%	51,165	100,626
	Cia de Ferro Ligas da Bahia FERBASA, 7.363%	9,400	100,883
	Eucatex SA Industria e Comercio, 6.083%	14,000	38,458
	Grazziotin SA, 9.391%	1,600	9,660
	Marcopolo SA, 5.813%	110,973	122,736
	Raizen SA, 5.623%	46,615	41,008
	Randon SA Implementos e Participacoes, 4.114%	39,954	105,108
	Schulz SA, 4.413%	35,700	50,733
	Taurus Armas SA, 8.725%	7,600	23,867
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.547%	105,000	160,539
TOTAL BRAZIL			1,054,592
GERMANY — (0.3%)
	Draegerwerk AG & Co. KGaA, 0.419%	2,246	112,815
	Einhell Germany AG, 1.933%	140	23,492
	FUCHS SE, 2.846%	18,914	782,921
	Jungheinrich AG, 2.001%	12,569	470,253
	Sixt SE, 9.109%	4,534	336,686
	STO SE & Co. KGaA, 3.329%	754	124,455
	Villeroy & Boch AG, 6.366%	889	18,578
TOTAL GERMANY			1,869,200

World ex U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value»

INDIA — (0.0%)
*	Sundaram-Clayton Ltd.	136,880	$16,975
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	22,520	14,719
TOTAL PREFERRED STOCKS			2,955,486
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/06/23	2,569	0
*	PointsBet Holdings Ltd. Warrants 07/08/24	370	0
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 08/03/23	1,234	1,096
ITALY — (0.0%)
*	Webuild SpA Warrants 08/02/30	2,669	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	196,236	0
SOUTH KOREA — (0.0%)
*	CJ CGV Co. Ltd. Rights 09/07/23	8,492	22,719
TAIWAN — (0.0%)
*	Shih Wei Navigation Co. Ltd. Rights	2,157	106
THAILAND — (0.0%)
*	Better World Green PCL Warrants 03/13/24	172,167	0
*	Kiatnakin Phatra Bank PCL Warrants 03/17/24	3,216	109
*	Kiatnakin Phatra Bank PCL Warrants 03/17/26	3,216	303
*	Nusa W5 Warrants 06/13/24	127,460	0
TOTAL THAILAND			412
UNITED ARAB EMIRATES — (0.0%)
*	Ajman Bank PJSC Rights	21,434	5,719
TOTAL RIGHTS/WARRANTS			30,052
TOTAL INVESTMENT SECURITIES (Cost $639,519,364)			710,803,588

			Value†
SECURITIES LENDING COLLATERAL — (0.1%)
@§	The DFA Short Term Investment Fund	51,529	596,035
TOTAL INVESTMENTS — (100.0%)
(Cost $640,115,357)^^			$711,399,623
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$210,998	$33,990,651	$22,571	$34,224,220
Austria	—	4,538,323	—	4,538,323

World ex U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Belgium	$456,667	$8,179,561	—	$8,636,228
Brazil	9,188,252	278,824	—	9,467,076
Canada	56,022,466	7,160	—	56,029,626
Chile	—	973,942	—	973,942
China	939,278	42,823,483	$483,824	44,246,585
Colombia	75,058	—	—	75,058
Denmark	—	13,789,683	—	13,789,683
Finland	—	11,378,499	—	11,378,499
France	—	31,912,063	—	31,912,063
Germany	—	38,893,533	—	38,893,533
Greece	—	943,776	—	943,776
Hong Kong	—	10,231,150	7,140	10,238,290
Hungary	—	189,538	—	189,538
India	15,554	39,431,033	90,401	39,536,988
Indonesia	—	4,329,514	5,593	4,335,107
Ireland	6,660,742	—	—	6,660,742
Israel	128,327	4,772,616	—	4,900,943
Italy	—	19,995,597	—	19,995,597
Japan	—	117,417,642	—	117,417,642
Kuwait	500,928	16,675	—	517,603
Malaysia	—	3,459,632	—	3,459,632
Mexico	5,126,830	107,652	—	5,234,482
Netherlands	638,920	14,411,515	—	15,050,435
New Zealand	—	1,884,494	—	1,884,494
Norway	272,707	4,649,745	—	4,922,452
Philippines	—	1,330,383	15,072	1,345,455
Poland	—	1,995,571	—	1,995,571
Portugal	—	2,177,161	—	2,177,161
Qatar	—	1,186,892	—	1,186,892
Saudi Arabia	49,644	8,796,389	—	8,846,033
Singapore	—	5,771,098	—	5,771,098
South Africa	599,993	5,282,281	—	5,882,274
South Korea	249,678	23,892,599	68,450	24,210,727
Spain	—	9,576,023	—	9,576,023
Sweden	8,909	11,630,279	—	11,639,188
Switzerland	—	30,670,390	—	30,670,390
Taiwan	—	37,609,367	25,336	37,634,703
Thailand	4,064,979	170,771	—	4,235,750
Turkey	—	1,713,791	—	1,713,791
United Arab Emirates	—	3,939,879	—	3,939,879
United Kingdom	229,248	66,962,882	69,792	67,261,922
United States	72,143	206,493	—	278,636
Preferred Stocks
Brazil	1,036,656	17,936	—	1,054,592
Germany	—	1,869,200	—	1,869,200
India	16,975	—	—	16,975
Philippines	—	14,719	—	14,719
Rights/Warrants
Brazil	—	1,096	—	1,096
South Korea	—	22,719	—	22,719
Taiwan	—	106	—	106
Thailand	—	412	—	412
United Arab Emirates	—	5,719	—	5,719
Securities Lending Collateral	—	596,035	—	596,035
TOTAL	$86,564,952	$624,046,492	$788,179^	$711,399,623

World ex U.S. Targeted Value Portfolio
CONTINUED
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

World ex U.S. Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.2%)
AUSTRALIA — (4.4%)
*	A2B Australia Ltd.	33,712	$38,010
	Accent Group Ltd.	105,492	125,463
#	Adairs Ltd.	91,460	104,756
	Adbri Ltd.	147,407	247,101
#*	Aeris Resources Ltd.	73,953	18,992
	AGL Energy Ltd.	63,730	522,301
*	Ainsworth Game Technology Ltd.	68,629	49,573
*	Alkane Resources Ltd.	109,258	52,111
*	Alliance Aviation Services Ltd.	11,891	26,226
*	Allkem Ltd.	81,834	819,290
	ALS Ltd.	118,226	935,086
	Altium Ltd.	19,621	504,896
	Alumina Ltd.	575,444	555,479
#*	AMA Group Ltd.	138,426	13,501
	AMP Ltd.	864,060	657,504
	Ampol Ltd.	65,648	1,453,882
	Ansell Ltd.	42,042	682,749
	APA Group	108,035	726,765
#*	Appen Ltd.	24,920	38,129
#*	Arafura Rare Earths Ltd.	209,093	40,163
	ARB Corp. Ltd.	17,630	370,121
	Ardent Leisure Group Ltd.	111,234	38,579
	Aristocrat Leisure Ltd.	54,904	1,454,144
#	ARN Media Ltd.	85,589	59,794
	ASX Ltd.	7,826	326,960
	Atlas Arteria Ltd.	177,693	751,135
	AUB Group Ltd.	14,868	287,207
#*	Audinate Group Ltd.	1,894	11,993
#*	Aurelia Metals Ltd.	405,145	25,181
	Aurelia Metals Ltd.	99,862	6,171
	Aurizon Holdings Ltd.	569,740	1,460,137
	Austal Ltd.	104,574	154,758
	Australia & New Zealand Banking Group Ltd.	178,064	3,089,262
*	Australian Agricultural Co. Ltd.	61,076	61,279
#	Australian Clinical Labs Ltd.	43,603	93,036
	Australian Ethical Investment Ltd.	11,755	32,738
	Australian Finance Group Ltd.	60,542	74,513
#*	Australian Strategic Materials Ltd.	22,694	22,767
	Auswide Bank Ltd.	6,856	26,584
#	Baby Bunting Group Ltd.	37,265	41,711
	Bank of Queensland Ltd.	237,530	965,261
	Bapcor Ltd.	102,141	429,719
	Base Resources Ltd.	56,903	6,704
	Beach Energy Ltd.	858,441	936,031
	Beacon Lighting Group Ltd.	19,339	24,062
	Bega Cheese Ltd.	93,777	205,401
	Bell Financial Group Ltd.	34,059	24,273
#*	Bellevue Gold Ltd.	143,303	140,594
	Bendigo & Adelaide Bank Ltd.	146,089	919,959
#*	Betmakers Technology Group Ltd.	105,675	10,662
#	BHP Group Ltd., Sponsored ADR	100,755	6,312,301
	BHP Group Ltd., Class DI	459,448	14,302,095
	BlueScope Steel Ltd.	156,292	2,304,845
*	Boral Ltd.	23,651	69,438
*	Boss Energy Ltd.	35,288	69,344

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Brambles Ltd.	183,950	$1,740,309
#	Bravura Solutions Ltd.	90,884	30,553
	Breville Group Ltd.	20,957	318,845
	Brickworks Ltd.	27,903	486,740
#*	BWX Ltd.	35,547	4,775
	Capitol Health Ltd.	181,140	28,621
*	Capricorn Metals Ltd.	62,003	187,060
#*	Carnarvon Energy Ltd.	446,549	43,634
	carsales.com Ltd.	64,047	1,070,596
	Cash Converters International Ltd.	184,747	27,325
#*	Catapult Group International Ltd.	9,894	7,846
	Cedar Woods Properties Ltd.	24,019	81,130
	Challenger Ltd.	174,134	841,661
	Champion Iron Ltd.	87,340	353,858
	Cleanaway Waste Management Ltd.	568,681	1,055,516
#	Clinuvel Pharmaceuticals Ltd.	8,370	103,307
#	Clover Corp. Ltd.	24,457	17,882
	Cobram Estate Olives Ltd.	17,748	15,150
	Cochlear Ltd.	5,187	834,445
	Codan Ltd.	54,165	273,804
#*	Cogstate Ltd.	19,223	18,311
	Coles Group Ltd.	126,420	1,545,939
	Collins Foods Ltd.	53,890	363,742
*	Comet Ridge Ltd.	122,027	14,402
	Commonwealth Bank of Australia	87,813	6,247,786
	Computershare Ltd.	56,192	947,692
*	Cooper Energy Ltd.	972,655	94,901
#*	Core Lithium Ltd.	19,188	8,285
	Corporate Travel Management Ltd.	21,622	304,755
	Costa Group Holdings Ltd.	139,627	311,408
	Credit Corp. Group Ltd.	17,125	272,683
	CSL Ltd.	10,973	1,976,414
	CSR Ltd.	273,453	1,054,823
	Data#3 Ltd.	49,879	252,077
#	DDH1 Ltd.	28,478	17,803
*	De Grey Mining Ltd.	91,830	83,046
#*	Deep Yellow Ltd.	44,504	19,417
	Deterra Royalties Ltd.	123,994	392,954
	Dicker Data Ltd.	21,013	113,087
	Domain Holdings Australia Ltd.	58,415	159,952
	Domino's Pizza Enterprises Ltd.	11,317	374,425
	Downer EDI Ltd.	261,963	774,446
	Eagers Automotive Ltd.	48,592	483,310
	Elanor Investor Group	19,470	22,033
	Elders Ltd.	48,040	235,532
#	Emeco Holdings Ltd.	84,755	40,783
*	Emerald Resources NL	15,868	24,260
#*	EML Payments Ltd.	52,687	26,760
	Endeavour Group Ltd.	142,054	580,623
	Enero Group Ltd.	5,876	7,072
	EQT Holdings Ltd.	5,268	92,647
	Estia Health Ltd.	97,068	181,747
	Euroz Hartleys Group Ltd.	18,279	14,009
	Evolution Mining Ltd.	444,107	1,114,912
	EVT Ltd.	37,708	310,280
#*††	Firefinch Ltd.	50,216	1,265
*	FleetPartners Group Ltd.	109,242	188,763
*	Fleetwood Ltd.	28,254	41,391
#*	Flight Centre Travel Group Ltd.	14,687	231,136

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Fortescue Metals Group Ltd.	229,052	$3,367,230
#*	Frontier Digital Ventures Ltd.	12,847	3,806
	G8 Education Ltd.	397,771	294,334
#	Genesis Minerals Ltd.	90,069	89,220
#*	Genex Power Ltd.	40,897	4,390
	Gold Road Resources Ltd.	211,910	226,358
	GR Engineering Services Ltd.	7,383	10,781
	GrainCorp Ltd., Class A	73,533	400,261
	Grange Resources Ltd.	238,429	86,804
	GUD Holdings Ltd.	36,319	243,937
	GWA Group Ltd.	84,830	112,011
	Hansen Technologies Ltd.	40,822	143,903
#	Harvey Norman Holdings Ltd.	180,374	458,883
	Healius Ltd.	218,715	422,585
	Healthia Ltd.	20,262	13,510
	Helia Group Ltd.	140,658	367,246
#	Helloworld Travel Ltd.	3,137	6,039
#*	Highfield Resources Ltd.	19,996	6,594
*	Hot Chili Ltd.	25,993	25,776
	HUB24 Ltd.	7,160	135,843
#	Humm Group Ltd.	165,170	49,987
	IDP Education Ltd.	31,691	531,091
	IGO Ltd.	63,719	595,407
	Iluka Resources Ltd.	124,167	857,617
*	Image Resources NL	68,398	4,496
	Imdex Ltd.	163,577	215,785
#*	Immutep Ltd., Sponsored ADR	3,965	8,564
*	Imugene Ltd.	352,333	23,782
	Incitec Pivot Ltd.	573,881	1,167,394
	Infomedia Ltd.	124,521	143,739
	Inghams Group Ltd.	110,466	208,214
	Insignia Financial Ltd.	227,523	457,166
	Insurance Australia Group Ltd.	207,999	830,335
	Integral Diagnostics Ltd.	47,171	95,938
	InvoCare Ltd.	21,644	177,980
*	ioneer Ltd.	98,102	19,194
	IPH Ltd.	46,740	248,807
	IRESS Ltd.	55,985	391,375
	IVE Group Ltd.	58,367	90,615
*	James Hardie Industries PLC, CDI	45,417	1,331,031
*	James Hardie Industries PLC, Sponsored ADR	1,045	30,932
	JB Hi-Fi Ltd.	43,035	1,323,574
#*	Jervois Global Ltd.	126,947	5,223
	Johns Lyng Group Ltd.	45,521	162,231
	Jumbo Interactive Ltd.	12,500	129,109
	Jupiter Mines Ltd.	520,847	71,904
*	Karoon Energy Ltd.	200,008	301,370
	Kelly Partners Group Holdings Ltd.	2,739	8,573
	Kelsian Group Ltd.	27,959	130,718
#*	Kogan.com Ltd.	8,258	33,787
	Lendlease Corp. Ltd.	137,741	800,767
*	Leo Lithium Ltd.	35,869	27,466
	Lifestyle Communities Ltd.	24,334	285,006
	Lindsay Australia Ltd.	63,509	57,669
	Link Administration Holdings Ltd.	232,345	239,321
*	Liontown Resources Ltd.	21,046	38,217
	Lottery Corp. Ltd.	340,266	1,184,090
	Lovisa Holdings Ltd.	18,023	260,553
	Lycopodium Ltd.	6,437	43,499

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Lynas Rare Earths Ltd.	189,950	$860,896
	MA Financial Group Ltd.	3,869	12,293
	Macmahon Holdings Ltd.	300,111	29,316
	Macquarie Group Ltd.	13,354	1,574,836
#*	Macquarie Technology Group Ltd.	894	40,918
#	Mader Group Ltd.	7,825	33,724
#	Magellan Financial Group Ltd.	33,285	209,229
#	Mayne Pharma Group Ltd.	27,037	88,678
	McMillan Shakespeare Ltd.	32,345	430,713
	McPherson's Ltd.	24,606	8,617
	Medibank Pvt Ltd.	437,250	1,032,306
#*	Mesoblast Ltd.	65,215	50,099
#*	Metals X Ltd.	194,260	40,691
	Metcash Ltd.	380,879	922,312
	Mineral Resources Ltd.	35,039	1,692,971
*	MMA Offshore Ltd.	76,024	66,753
	Monadelphous Group Ltd.	24,054	220,842
	Monash IVF Group Ltd.	118,659	96,078
*	Mount Gibson Iron Ltd.	146,256	46,337
	Myer Holdings Ltd.	281,667	120,345
	MyState Ltd.	35,840	85,930
*	Nanosonics Ltd.	16,736	53,347
	National Australia Bank Ltd.	214,042	4,100,199
	Navigator Global Investments Ltd.	51,840	50,604
	Netwealth Group Ltd.	36,767	375,647
#	New Hope Corp. Ltd.	201,746	722,504
	Newcrest Mining Ltd.	122,559	2,197,376
*	NEXTDC Ltd.	50,041	429,477
	nib holdings Ltd.	131,011	729,586
	Nick Scali Ltd.	21,590	155,440
	Nickel Industries Ltd.	486,603	271,202
	Nine Entertainment Co. Holdings Ltd.	503,879	726,654
	Northern Star Resources Ltd.	198,279	1,547,807
#*	Novonix Ltd.	17,717	11,126
	NRW Holdings Ltd.	233,457	432,779
	Nufarm Ltd.	108,559	393,018
	Objective Corp. Ltd.	3,211	28,531
*	OFX Group Ltd.	72,450	102,388
#	OM Holdings Ltd.	46,008	16,997
*	Omni Bridgeway Ltd.	56,330	106,880
	oOh!media Ltd.	200,912	188,724
	Orica Ltd.	102,080	1,083,149
	Origin Energy Ltd.	338,070	1,924,643
	Orora Ltd.	353,307	853,416
	Pacific Current Group Ltd.	15,421	105,976
	Pacific Smiles Group Ltd.	7,482	7,395
	Pact Group Holdings Ltd.	71,659	37,136
*	Paladin Energy Ltd.	285,480	142,049
#*	Panoramic Resources Ltd.	449,671	15,108
	Panoramic Resources Ltd.	90,386	3,036
	Peet Ltd.	131,518	110,948
#	PeopleIN Ltd.	5,781	9,528
	Pepper Money Ltd.	14,192	14,701
*	Perenti Ltd.	240,087	193,252
	Perpetual Ltd.	30,892	512,825
	Perseus Mining Ltd.	459,094	539,797
*	PEXA Group Ltd.	35,264	314,597
	Pilbara Minerals Ltd.	296,571	970,245
#	Pinnacle Investment Management Group Ltd.	13,286	94,145

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Platinum Asset Management Ltd.	144,495	$154,177
#*	PointsBet Holdings Ltd.	22,639	25,232
#*	Praemium Ltd.	17,729	6,675
	Premier Investments Ltd.	24,655	367,603
	Pro Medicus Ltd.	13,699	634,443
	Propel Funeral Partners Ltd.	13,197	39,018
	PSC Insurance Group Ltd.	18,309	57,859
	PWR Holdings Ltd.	20,749	128,049
*	Qantas Airways Ltd.	57,200	251,323
	QBE Insurance Group Ltd.	185,516	1,969,605
	Qube Holdings Ltd.	310,211	614,024
#	Ramelius Resources Ltd.	563,970	487,428
	Ramsay Health Care Ltd.	23,776	942,201
#	REA Group Ltd.	5,612	594,947
*	ReadyTech Holdings Ltd.	4,593	10,185
*	Red 5 Ltd.	379,104	46,203
	Reece Ltd.	18,541	244,831
#	Regis Healthcare Ltd.	48,428	73,566
*	Regis Resources Ltd.	289,971	329,790
*	Reject Shop Ltd.	13,887	48,752
	Reliance Worldwide Corp. Ltd.	137,396	390,333
*	Resolute Mining Ltd.	664,207	161,828
*	Retail Food Group Ltd.	791,185	28,727
	Ridley Corp. Ltd.	99,459	131,578
	Rio Tinto Ltd.	50,406	3,991,388
*	RPMGlobal Holdings Ltd.	22,062	24,202
*	Sandfire Resources Ltd.	277,370	1,267,920
	Santos Ltd.	540,228	2,906,960
	SEEK Ltd.	30,491	511,338
	Select Harvests Ltd.	44,751	126,413
	Servcorp Ltd.	11,131	22,051
#	Service Stream Ltd.	239,973	146,863
	Seven Group Holdings Ltd.	33,336	588,515
*	Seven West Media Ltd.	350,264	90,677
	SG Fleet Group Ltd.	29,150	51,312
	Shaver Shop Group Ltd.	23,611	17,788
#*	Sierra Rutile Holdings Ltd.	95,128	14,081
	Sigma Healthcare Ltd.	462,744	244,248
*	Silver Lake Resources Ltd.	306,707	185,143
	Sims Ltd.	69,596	709,930
	SmartGroup Corp. Ltd.	31,386	190,983
	Solvar Ltd.	73,962	86,849
	Sonic Healthcare Ltd.	93,793	2,216,122
	South32 Ltd., ADR	6,889	90,453
	South32 Ltd.	1,013,152	2,667,827
#	Southern Cross Media Group Ltd.	113,209	71,610
*††	SpeedCast International Ltd.	165,938	0
	SRG Global Ltd.	118,081	59,135
*	St Barbara Ltd.	359,311	58,303
*	Star Entertainment Group Ltd.	527,126	372,774
	Steadfast Group Ltd.	114,263	448,282
*	Strandline Resources Ltd.	41,838	6,183
#*	Strike Energy Ltd.	221,146	66,102
	Suncorp Group Ltd.	140,768	1,348,844
	Sunland Group Ltd.	5,329	3,756
	Super Retail Group Ltd.	81,947	680,133
*	Superloop Ltd.	119,191	53,345
	Symbio Holdings Ltd.	9,158	14,682
#*	Syrah Resources Ltd.	138,254	65,350

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Tabcorp Holdings Ltd.	767,749	$544,629
	Technology One Ltd.	89,126	944,304
	Telstra Group Ltd.	448,348	1,283,266
#*	Temple & Webster Group Ltd.	3,363	14,932
#††	Ten Sixty Four Ltd.	85,990	24,837
#	Terracom Ltd.	93,214	25,768
	TPG Telecom Ltd.	76,335	257,701
	Transurban Group	111,008	1,071,787
	Treasury Wine Estates Ltd.	46,828	354,426
*	Tuas Ltd.	91,124	120,741
*	Tyro Payments Ltd.	32,038	30,128
*	United Malt Group Ltd.	123,108	399,033
Ω	Viva Energy Group Ltd.	285,723	606,186
*	Webjet Ltd.	45,166	239,744
	Wesfarmers Ltd.	79,619	2,660,256
*	West African Resources Ltd.	262,510	159,244
*	Westgold Resources Ltd.	169,533	190,114
	Westpac Banking Corp.	205,946	3,095,547
	Whitehaven Coal Ltd.	269,849	1,260,871
	WiseTech Global Ltd.	8,489	490,232
#	Woodside Energy Group Ltd., ADR	36,413	939,452
	Woodside Energy Group Ltd.	226,051	5,823,862
	Woolworths Group Ltd.	85,461	2,219,323
	Worley Ltd.	61,926	724,758
*	Xero Ltd.	2,095	172,212
	XRF Scientific Ltd.	13,876	13,076
#	Yancoal Australia Ltd.	86,882	298,344
TOTAL AUSTRALIA			166,529,529
AUSTRIA — (0.3%)
	Addiko Bank AG	2,554	34,660
	Agrana Beteiligungs AG	2,323	41,384
	ANDRITZ AG	23,896	1,261,660
	AT&S Austria Technologie & Systemtechnik AG	11,653	440,118
Ω	BAWAG Group AG	13,971	680,631
	CA Immobilien Anlagen AG	8,747	278,948
*	DO & Co. AG	1,217	164,450
	Erste Group Bank AG	47,727	1,803,884
	EVN AG	13,290	315,025
*	FACC AG	1,947	12,936
*	Immofinanz AG	5,551	111,386
*	Immofinanz AG	12,053	0
*	Lenzing AG	2,885	145,234
	Mayr Melnhof Karton AG	2,109	321,964
	Oesterreichische Post AG	11,224	409,443
	OMV AG	38,378	1,729,086
	Palfinger AG	3,950	115,756
	POLYTEC Holding AG	4,035	20,407
	Porr AG	2,886	40,232
*	Raiffeisen Bank International AG	31,087	502,659
*	Rosenbauer International AG	582	18,675
	S IMMO AG	1,035	14,040
	Schoeller-Bleckmann Oilfield Equipment AG	2,762	167,388
	Semperit AG Holding	1,666	37,205
	Telekom Austria AG	54,154	412,213
	UBM Development AG	1,357	37,019
	UNIQA Insurance Group AG	21,004	171,566
	Verbund AG	3,496	289,668
	Vienna Insurance Group AG Wiener Versicherung Gruppe	16,531	442,138

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	voestalpine AG	44,027	$1,454,888
	Wienerberger AG	31,530	1,035,472
	Zumtobel Group AG	4,990	43,601
TOTAL AUSTRIA			12,553,736
BELGIUM — (0.8%)
	Ackermans & van Haaren NV	9,235	1,607,960
	Ageas SA	52,339	2,215,680
*	AGFA-Gevaert NV	67,716	174,183
	Anheuser-Busch InBev SA	57,807	3,306,887
	Anheuser-Busch InBev SA/NV, Sponsored ADR	1,081	61,941
*	Argenx SE, ADR	302	152,353
*	Argenx SE	353	177,785
	Atenor	896	27,610
	Azelis Group NV	6,080	157,203
	Barco NV	4,748	110,496
	Bekaert SA	16,807	802,211
	bpost SA	33,088	159,345
	Cie d'Entreprises CFE	5,331	53,919
	Deceuninck NV	24,144	61,258
*	Deme Group NV	5,331	705,982
	D'ieteren Group	1,384	241,710
	Econocom Group SA	39,713	114,368
	Elia Group SA	7,853	966,901
	Etablissements Franz Colruyt NV	21,339	813,316
*	Euronav NV	76,899	1,265,246
	EVS Broadcast Equipment SA	5,263	127,776
	Fagron	22,568	401,590
*	Galapagos NV	11,788	495,384
	Gimv NV	7,768	358,718
*	Greenyard NV	1,785	13,106
	Immobel SA	2,035	80,496
	Ion Beam Applications	3,413	55,103
	Jensen-Group NV	1,808	63,648
	KBC Group NV	56,209	4,230,558
	Kinepolis Group NV	3,835	186,931
	Lotus Bakeries NV	123	984,284
	Melexis NV	6,483	698,901
#*	Ontex Group NV	32,605	279,431
*	Orange Belgium SA	9,660	147,076
	Proximus SADP	49,493	379,452
#	Recticel SA	16,715	212,219
	Shurgard Self Storage Ltd.	4,868	222,130
	Sipef NV	2,254	140,479
	Solvay SA	27,594	3,313,991
	Tessenderlo Group SA	7,463	250,315
#	UCB SA	11,133	985,797
	Umicore SA	42,362	1,254,556
	Van de Velde NV	2,029	75,874
	VGP NV	2,965	316,552
	Viohalco SA	4,480	32,297
	What's Cooking BV	261	22,688
TOTAL BELGIUM			28,505,706
BRAZIL — (1.5%)
*	3R Petroleum Oleo E Gas SA	41,379	311,081
	AES Brasil Energia SA	67,766	170,247
	Aliansce Sonae Shopping Centers SA	91,275	469,233

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Allied Tecnologia SA	11,400	$16,514
	Alper Consultoria e Corretora de Seguros SA	2,800	18,166
	Alupar Investimento SA	41,119	253,301
	Ambev SA, ADR	76,394	238,349
	Ambev SA	15,203	47,775
	Ambipar Participacoes e Empreendimentos SA	10,654	47,404
*	Anima Holding SA	117,215	119,229
	Arezzo Industria e Comercio SA	6,435	112,132
	Atacadao SA	42,509	123,336
	Auren Energia SA	69,485	205,719
	B3 SA - Brasil Bolsa Balcao	227,041	715,392
	Banco Bradesco SA	13,186	41,409
	Banco BTG Pactual SA	42,160	303,222
	Banco do Brasil SA	88,150	898,324
	Banco Santander Brasil SA	24,555	148,304
	BB Seguridade Participacoes SA	77,255	508,417
	Bemobi Mobile Tech SA	9,714	27,732
*	Blau Farmaceutica SA	2,900	12,744
	Boa Safra Sementes SA	8,821	21,676
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	11,722	64,228
*	Braskem SA, ADR, Class A	3,700	39,294
*	BRF SA	342,304	706,505
	Brisanet Participacoes SA	16,100	10,282
*	C&A Modas SA	31,261	37,682
	Caixa Seguridade Participacoes SA	82,366	187,942
	Camil Alimentos SA	54,757	84,299
	CCR SA	369,087	1,037,307
	Centrais Eletricas Brasileiras SA	58,441	477,662
*	Centro De Imagem Diagnosticos SA	3,604	18,406
	Cia Brasileira de Aluminio	28,400	31,831
*	Cia Brasileira de Distribuicao	48,278	211,336
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	38,324	470,870
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP, ADR	6,900	84,249
	Cia de Saneamento de Minas Gerais Copasa MG	50,202	214,875
	Cia de Saneamento do Parana	85,475	378,865
	Cia de Saneamento do Parana	29,100	25,046
	Cia Energetica de Minas Gerais, Sponsored ADR	13,278	34,922
	Cia Energetica de Minas Gerais	46,931	183,010
	Cia Paranaense de Energia	39,200	67,810
	Cia Paranaense de Energia, Sponsored ADR	4,800	41,568
	Cia Paranaense de Energia, Class B	7,400	64,583
	Cia Siderurgica Nacional SA, Sponsored ADR	28,200	83,190
	Cia Siderurgica Nacional SA	244,382	715,252
	Cielo SA	342,915	342,280
*	Clear Sale SA	8,900	10,483
*	Cogna Educacao SA	783,212	554,853
*	Construtora Tenda SA	25,988	65,894
	Cosan SA	147,396	621,533
	CPFL Energia SA	10,600	80,205
	CSU Digital SA	8,100	27,184
	Cury Construtora e Incorporadora SA	27,700	104,093
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	114,587	577,206
Ω	Desktop - Sigmanet Comunicacao Multimidia SA	6,800	20,132
	Dexco SA	122,806	217,370
	Diagnosticos da America SA	10,151	28,873
	Dimed SA Distribuidora da Medicamentos	17,700	49,446
	Direcional Engenharia SA	34,725	154,945
	EcoRodovias Infraestrutura e Logistica SA	60,803	105,565
*	Embraer SA	232,317	909,371

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Empreendimentos Pague Menos SA	24,793	$22,126
	Enauta Participacoes SA	50,328	148,470
	Energisa SA	68,004	721,781
*	Eneva SA	155,221	438,870
	Engie Brasil Energia SA	20,282	188,891
	Enjoei.com.br Atividades de Internet SA	28,800	10,354
	Equatorial Energia SA	226,403	1,605,827
	Eternit SA	16,800	38,085
	Even Construtora e Incorporadora SA	38,973	60,906
	Ez Tec Empreendimentos e Participacoes SA	45,456	208,884
	Fleury SA	91,588	312,024
	Fras-Le SA	16,258	46,208
	Gerdau SA, Sponsored ADR	128,138	788,047
Ω	GPS Participacoes e Empreendimentos SA	77,574	285,935
	Grazziotin SA	357	2,155
	Grendene SA	66,750	106,151
	Grupo De Moda Soma SA	95,558	227,137
*	Grupo Mateus SA	119,753	200,570
	Grupo SBF SA	19,717	55,080
	Guararapes Confeccoes SA	40,800	63,071
*Ω	Hapvida Participacoes e Investimentos SA	683,554	693,853
	Helbor Empreendimentos SA	14,000	11,369
*	Hidrovias do Brasil SA	83,974	70,678
*††	Hua Han Health Industry Holdings Ltd.	1,174,000	0
	Hypera SA	31,185	285,290
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	3,500	17,593
*	International Meal Co. Alimentacao SA, Class A	110,406	61,872
	Iochpe-Maxion SA	56,274	164,820
	Irani Papel e Embalagem SA	31,869	68,742
*	IRB-Brasil Resseguros SA	18,884	164,211
	Itau Unibanco Holding SA	21,736	113,765
	Jalles Machado SA	32,500	60,962
	JBS SA	259,366	1,030,059
	JHSF Participacoes SA	130,759	155,957
	JSL SA	17,309	36,055
	Kepler Weber SA	46,800	92,932
	Klabin SA	271,647	1,321,254
	Lavvi Empreendimentos Imobiliarios SA	19,300	34,447
	Localiza Rent a Car SA	37,273	529,849
Ω	Locaweb Servicos de Internet SA	82,035	128,550
	LOG Commercial Properties e Participacoes SA	12,594	56,996
*	Log-in Logistica Intermodal SA	12,494	132,530
*	Lojas Quero Quero SA	25,300	35,740
	Lojas Renner SA	118,661	470,504
	M Dias Branco SA	9,558	84,347
*	Magazine Luiza SA	191,791	135,871
	Mahle Metal Leve SA	8,968	86,081
	Marcopolo SA	64,000	55,761
*Ω	Meliuz SA	14,930	31,352
	Melnick Even Desenvolvimento Imobiliario SA	15,200	15,429
	Mills Estruturas e Servicos de Engenharia SA	45,673	120,153
	Minerva SA	79,271	169,145
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	17,000	24,770
*	Moura Dubeux Engenharia SA	17,100	39,525
	Movida Participacoes SA	45,707	110,286
*	MPM Corporeos SA	32,200	10,963
	MRV Engenharia e Participacoes SA	117,688	345,940
*	Multilaser Industrial SA	38,472	27,255
	Multiplan Empreendimentos Imobiliarios SA	21,190	118,346

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Natura & Co. Holding SA	238,458	$921,306
	Neoenergia SA	20,576	85,067
*	Oceanpact Servicos Maritimos SA	10,300	11,653
	Odontoprev SA	74,201	192,377
*	Omega Energia SA	56,137	139,013
*	Orizon Valorizacao de Residuos SA	7,440	60,527
	Pet Center Comercio e Participacoes SA	59,500	88,078
	Petroleo Brasileiro SA, Sponsored ADR	42,200	557,040
	Petroleo Brasileiro SA, Sponsored ADR	31,500	462,420
	Petroleo Brasileiro SA	699,723	5,150,908
	Petroreconcavo SA	31,898	155,080
	Plano & Plano Desenvolvimento Imobiliario SA	9,000	21,659
	Porto Seguro SA	107,786	652,585
	Portobello SA	21,637	38,390
	Positivo Tecnologia SA	15,800	27,565
*	PRIO SA	150,201	1,449,049
	Qualicorp Consultoria e Corretora de Seguros SA	57,581	52,238
	Raia Drogasil SA	164,180	1,005,825
Ω	Rede D'Or Sao Luiz SA	37,645	286,592
	Romi SA	25,549	77,154
	Rumo SA	85,671	421,040
	Santos Brasil Participacoes SA	107,178	217,812
*	Sao Carlos Empreendimentos e Participacoes SA	9,300	50,347
	Sao Martinho SA	82,184	581,697
	Sendas Distribuidora SA, ADR	3,044	43,712
	Sendas Distribuidora SA	162,515	462,929
*Ω	Ser Educacional SA	8,500	10,318
	SIMPAR SA	114,185	236,157
	Sinqia SA	12,443	70,125
	SLC Agricola SA	45,608	420,993
*	StoneCo Ltd., Class A	37	533
	Suzano SA	158,342	1,609,622
	Suzano SA, Sponsored ADR	1,917	19,478
*	SYN prop e tech SA	10,500	9,148
	Tegma Gestao Logistica SA	7,318	34,681
	Telefonica Brasil SA	28,570	254,419
#	Telefonica Brasil SA, ADR	6,100	54,778
	TIM SA	247,266	749,838
	TOTVS SA	50,973	318,746
	Transmissora Alianca de Energia Eletrica SA	65,432	498,134
	Trisul SA	36,232	47,045
	Tupy SA	38,083	218,814
	Ultrapar Participacoes SA	176,276	704,172
	Unifique Telecomunicacoes SA	32,600	28,265
	Unipar Carbocloro SA	8,527	135,062
	Usinas Siderurgicas de Minas Gerais SA Usiminas	29,569	45,897
	Vale SA	522,632	7,643,717
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	25,132	80,571
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	77,453	195,567
*	Via SA	473,436	216,256
	Vibra Energia SA	136,009	492,696
	Vittia Fertilizantes E Biologicos SA	4,350	11,333
	Vivara Participacoes SA	12,200	75,851
	Vulcabras Azaleia SA	46,000	190,858
	WEG SA	61,968	523,132
	Wilson Sons Holdings Brasil SA	52,027	145,670
	Wiz Co.	15,100	20,117
*	YDUQS Participacoes SA	61,154	286,970

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Zamp SA	75,208	$70,297
TOTAL BRAZIL			55,225,300
CANADA — (7.4%)
*	5N Plus, Inc.	22,100	62,010
	Acadian Timber Corp.	4,133	52,656
*	Advantage Energy Ltd.	83,829	591,218
#	Aecon Group, Inc.	32,656	271,669
	Africa Oil Corp.	64,590	152,824
	AG Growth International, Inc.	3,496	144,464
	AGF Management Ltd., Class B	30,300	180,378
#	Agnico Eagle Mines Ltd.	88,650	4,647,303
*	Aimia, Inc.	23,772	60,032
*	Air Canada	25,143	463,334
#	AirBoss of America Corp.	9,083	32,994
	Alamos Gold, Inc., Class A	117,625	1,452,942
#	Algoma Central Corp.	1,200	13,814
#	Algonquin Power & Utilities Corp.	76,083	628,182
	Alimentation Couche-Tard, Inc.	71,248	3,607,111
	AltaGas Ltd.	83,860	1,655,387
	Altius Minerals Corp.	8,140	132,164
	Altus Group Ltd.	4,925	164,447
#*	Americas Gold & Silver Corp.	3,200	1,310
	Amerigo Resources Ltd.	65,100	79,977
	Andlauer Healthcare Group, Inc.	3,771	125,886
	Andrew Peller Ltd., Class A	10,400	32,336
	ARC Resources Ltd.	206,104	3,113,488
*	Argonaut Gold, Inc.	83,845	35,607
*	Aritzia, Inc.	29,744	565,940
	Atco Ltd., Class I	13,642	389,402
*	Athabasca Oil Corp.	187,300	482,933
*	ATS Corp.	17,491	793,207
#*	Aurora Cannabis, Inc.	10,234	5,792
*	AutoCanada, Inc.	10,001	170,798
	B2Gold Corp.	579,712	2,009,088
	Badger Infrastructure Solutions Ltd.	12,872	313,344
#*	Ballard Power Systems, Inc.	35,814	169,213
	Bank of Montreal	69,809	6,486,652
#	Bank of Nova Scotia	104,892	5,282,306
	Barrick Gold Corp.	121,855	2,113,486
#*	Bausch & Lomb Corp.	1,423	28,275
*	Bausch Health Cos., Inc.	57,299	556,727
*	Baytex Energy Corp.	130,437	526,239
	BCE, Inc.	16,001	691,542
#	Birchcliff Energy Ltd.	109,115	652,050
	Bird Construction, Inc.	14,234	95,749
	Black Diamond Group Ltd.	21,800	101,837
#*	BlackBerry Ltd.	60,739	309,728
	BMTC Group, Inc.	1,900	23,126
*	Bombardier, Inc., Class A	504	25,241
*	Bombardier, Inc., Class B	17,338	867,786
*	Bonterra Energy Corp.	12,185	62,835
	Boralex, Inc., Class A	19,162	495,816
	Boyd Group Services, Inc.	4,774	877,071
	Bridgemarq Real Estate Services	1,900	22,449
	Brookfield Corp., Class A	64,251	2,242,377
	Brookfield Infrastructure Corp., Class A	21,253	993,974
	BRP, Inc.	7,518	691,623
*	CAE, Inc.	36,811	841,122

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Calian Group Ltd.	1,200	$57,723
	Cameco Corp.	16,728	588,156
	Canaccord Genuity Group, Inc.	23,651	148,867
#	Canacol Energy Ltd.	9,597	84,786
#*	Canada Goose Holdings, Inc.	14,432	263,302
#	Canadian Imperial Bank of Commerce	106,639	4,699,411
#	Canadian National Railway Co.	32,748	3,970,039
#	Canadian Natural Resources Ltd.	132,850	8,077,284
	Canadian Pacific Kansas City Ltd.	16,832	1,385,105
#	Canadian Tire Corp. Ltd., Class A	16,359	2,246,827
	Canadian Utilities Ltd., Class A	18,639	464,190
	Canadian Utilities Ltd., Class B	900	22,673
	Canadian Western Bank	35,424	707,862
*	Canfor Corp.	30,957	488,541
	Capital Power Corp.	27,586	860,644
*	Capstone Copper Corp.	147,815	772,339
#	Cardinal Energy Ltd.	41,298	224,866
	Cargojet, Inc.	1,100	80,858
#	Cascades, Inc.	47,102	429,353
	CCL Industries, Inc., Class B	34,188	1,639,074
*	Celestica, Inc.	40,320	886,169
	Cenovus Energy, Inc.	241,364	4,590,649
	Centerra Gold, Inc.	77,268	495,725
	CES Energy Solutions Corp.	82,567	175,948
*	CGI, Inc.	28,849	2,931,232
	Chesswood Group Ltd.	4,500	28,495
	CI Financial Corp.	65,796	832,273
	Cogeco Communications, Inc.	8,612	436,331
	Cogeco, Inc.	3,107	122,946
	Colliers International Group, Inc.	7,321	741,422
	Computer Modelling Group Ltd.	29,984	163,717
	Constellation Software, Inc.	1,541	3,255,727
	Corby Spirit & Wine Ltd.	3,900	45,310
#	Corus Entertainment, Inc., Class B	89,165	98,047
	Crescent Point Energy Corp.	190,158	1,541,698
*	Crew Energy, Inc.	59,289	250,438
#*	Cronos Group, Inc.	49,186	95,538
	DATA Communications Management Corp.	4,862	11,467
	Definity Financial Corp.	4,300	108,230
#*	Denison Mines Corp.	90,674	118,272
*	Descartes Systems Group, Inc.	5,278	410,998
	Dexterra Group, Inc.	13,416	59,009
	Dollarama, Inc.	31,000	2,041,982
	Doman Building Materials Group Ltd.	31,012	159,217
#*	Dorel Industries, Inc., Class B	11,212	50,421
	DREAM Unlimited Corp., Class A	13,700	214,957
	Dundee Precious Metals, Inc.	70,644	491,264
	Dye & Durham Ltd.	4,436	66,574
#	ECN Capital Corp.	103,747	206,133
	E-L Financial Corp. Ltd.	400	280,978
*	Eldorado Gold Corp.	74,926	734,697
	Element Fleet Management Corp.	192,249	3,101,002
#	Emera, Inc.	21,500	872,131
	Empire Co. Ltd., Class A	48,425	1,315,056
	Enbridge, Inc.	90,781	3,339,607
	Endeavour Mining PLC	64,658	1,562,205
#*	Endeavour Silver Corp.	25,877	91,168
	Enerflex Ltd.	36,512	296,271
*	Energy Fuels, Inc.	27,818	178,260

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Enerplus Corp.	100,929	$1,688,465
	Enghouse Systems Ltd.	14,122	319,784
*	Ensign Energy Services, Inc.	47,242	89,565
#	EQB, Inc.	10,680	630,198
*	Equinox Gold Corp.	92,170	485,028
*	ERO Copper Corp.	15,478	372,087
	Evertz Technologies Ltd.	9,000	92,549
	Exchange Income Corp.	7,900	307,876
	Exco Technologies Ltd.	11,598	77,663
#	Extendicare, Inc.	27,374	149,881
	Fairfax Financial Holdings Ltd.	4,757	3,795,210
#	Fiera Capital Corp.	22,400	111,095
	Finning International, Inc.	56,844	1,957,953
	Firm Capital Mortgage Investment Corp.	12,344	98,291
#	First Majestic Silver Corp.	44,202	295,200
#	First National Financial Corp.	5,700	168,971
	First Quantum Minerals Ltd.	105,512	3,129,393
	FirstService Corp.	9,147	1,432,692
*	Fission Uranium Corp.	126,692	60,529
*	Foraco International SA	14,152	19,318
#	Fortis, Inc.	29,354	1,251,281
*	Fortuna Silver Mines, Inc.	83,472	297,515
	Franco-Nevada Corp.	3,820	557,109
#	Freehold Royalties Ltd.	38,798	409,856
*	Frontera Energy Corp.	5,281	42,892
#*	Galiano Gold, Inc.	42,200	26,562
	Gamehost, Inc.	14,487	102,611
*	GDI Integrated Facility Services, Inc.	2,443	87,871
#	Gear Energy Ltd.	22,923	15,124
	George Weston Ltd.	13,024	1,499,787
	GFL Environmental, Inc.	10,728	366,254
	Gibson Energy, Inc.	56,959	927,395
	Gildan Activewear, Inc.	45,363	1,410,789
	goeasy Ltd.	6,000	578,819
*	GoGold Resources, Inc.	26,800	30,282
#	GoldMoney, Inc.	1,120	8,162
	Gran Tierra Energy, Inc.	17,114	121,606
#	Great-West Lifeco, Inc.	29,226	881,445
	Guardian Capital Group Ltd., Class A	8,800	271,544
*	H2O Innovation, Inc.	6,400	14,852
*	Haivision Systems, Inc.	2,628	7,593
	Headwater Exploration, Inc.	37,946	213,809
*	Heroux-Devtek, Inc.	10,900	128,289
	High Liner Foods, Inc.	9,675	103,379
#	HLS Therapeutics, Inc.	2,000	9,555
	Home Capital Group, Inc.	19,041	618,311
	Hudbay Minerals, Inc.	126,785	755,723
Ω	Hydro One Ltd.	27,371	772,154
*	i-80 Gold Corp.	17,870	36,319
	iA Financial Corp., Inc.	36,578	2,534,233
*	IAMGOLD Corp.	275,987	753,462
	IGM Financial, Inc.	17,580	547,804
*	Imperial Metals Corp.	21,384	41,190
	Imperial Oil Ltd.	45,687	2,462,793
	Information Services Corp.	4,900	98,100
	Innergex Renewable Energy, Inc.	25,029	245,804
	InPlay Oil Corp.	4,700	9,623
	Intact Financial Corp.	18,842	2,783,612
*	Interfor Corp.	29,764	532,689

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Invesque, Inc.	10,197	$8,565
*	Ivanhoe Mines Ltd., Class A	30,741	325,908
Ω	Jamieson Wellness, Inc.	8,711	200,690
*	K92 Mining, Inc.	33,741	159,410
*	Karora Resources, Inc.	3,454	11,970
	K-Bro Linen, Inc.	1,900	47,923
*	Kelt Exploration Ltd.	65,964	318,652
#	Keyera Corp.	50,589	1,266,403
*	Kinaxis, Inc.	138	18,738
	Kinross Gold Corp.	445,385	2,219,072
*	Knight Therapeutics, Inc.	32,027	117,310
#	KP Tissue, Inc.	2,889	22,763
#	Labrador Iron Ore Royalty Corp.	20,388	489,504
#*	Largo, Inc.	4,970	23,556
	Lassonde Industries, Inc., Class A	1,000	93,831
#	Laurentian Bank of Canada	17,330	522,141
	Leon's Furniture Ltd.	10,815	182,157
*	Lightspeed Commerce, Inc.	41,478	729,183
	Linamar Corp.	23,732	1,377,145
	Loblaw Cos. Ltd.	20,809	1,846,322
	Logan Energy Corp.	9,557	8,045
	Logistec Corp., Class B	400	18,956
*	Lucara Diamond Corp.	157,133	48,261
*	Lumine Group, Inc.	1,406	22,316
	Lundin Gold, Inc.	16,300	218,545
	Lundin Mining Corp.	241,406	2,158,402
	Magellan Aerospace Corp.	7,228	44,125
#	Magna International, Inc.	88,380	5,685,337
*	Mainstreet Equity Corp.	1,200	126,611
*	Major Drilling Group International, Inc.	36,771	265,190
	Manulife Financial Corp.	131,840	2,636,378
	Maple Leaf Foods, Inc.	19,350	403,831
	Martinrea International, Inc.	58,998	660,828
	Medical Facilities Corp.	12,422	80,543
*	MEG Energy Corp.	119,337	2,127,640
	Melcor Developments Ltd.	900	7,781
	Methanex Corp.	23,553	1,060,922
	Metro, Inc.	25,425	1,368,368
	Morguard Corp.	1,200	93,423
	MTY Food Group, Inc.	4,460	227,041
#	Mullen Group Ltd.	33,713	405,481
	National Bank of Canada	69,331	5,430,179
	Neo Performance Materials, Inc.	2,000	12,937
*	New Gold, Inc.	258,942	304,372
#	NFI Group, Inc.	9,211	75,440
	North American Construction Group Ltd.	19,257	468,629
	North West Co., Inc.	18,436	448,789
	Northland Power, Inc.	60,786	1,175,938
	Nutrien Ltd.	74,235	5,114,175
*	Nuvei Corp.	6,335	216,087
*	NuVista Energy Ltd.	62,611	540,810
	OceanaGold Corp.	290,546	608,127
	Onex Corp.	22,853	1,403,606
	Open Text Corp.	28,348	1,217,547
#	Organigram Holdings, Inc.	5,451	8,255
*	Orla Mining Ltd.	12,879	60,016
	Osisko Gold Royalties Ltd.	35,498	526,285
*	Osisko Mining, Inc.	53,875	128,288
#	Pan American Silver Corp.	107,381	1,817,094

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Paramount Resources Ltd., Class A	29,332	$693,338
	Parex Resources, Inc.	58,296	1,291,341
	Park Lawn Corp.	6,892	120,629
	Parkland Corp.	54,850	1,497,857
	Pason Systems, Inc.	18,955	189,169
	Pembina Pipeline Corp.	96,215	3,046,850
*	Perpetua Resources Corp.	5,688	21,501
#	Peyto Exploration & Development Corp.	70,023	604,301
	PHX Energy Services Corp.	16,900	90,354
*	Pieridae Energy Ltd.	11,800	6,443
#	Pine Cliff Energy Ltd.	37,500	44,079
	Pipestone Energy Corp.	3,700	7,632
	Pizza Pizza Royalty Corp.	11,300	128,798
	Polaris Renewable Energy, Inc.	7,100	77,318
	Pollard Banknote Ltd.	3,783	74,561
	PrairieSky Royalty Ltd.	74,675	1,484,269
*	Precision Drilling Corp.	5,509	365,843
	Premium Brands Holdings Corp.	11,328	921,858
	Primo Water Corp.	55,743	789,948
	Propel Holdings, Inc.	1,700	10,481
	Quarterhill, Inc.	54,482	63,214
	Quebecor, Inc., Class B	32,277	790,127
	RB Global, Inc.	19,289	1,244,200
*	Real Matters, Inc.	10,018	52,800
	Restaurant Brands International, Inc.	26,229	2,008,020
*	RF Capital Group, Inc.	1,521	10,124
	Richelieu Hardware Ltd.	15,300	510,754
	Rogers Communications, Inc., Class B	47,675	2,087,358
	Rogers Sugar, Inc.	35,987	154,739
	Royal Bank of Canada	180,268	17,870,734
	Russel Metals, Inc.	21,780	641,021
	Saputo, Inc.	15,240	321,755
#	Savaria Corp.	4,000	50,688
*	Seabridge Gold, Inc.	6,846	87,261
	Secure Energy Services, Inc.	79,301	414,351
*	Shawcor Ltd.	23,699	361,241
*	Shopify, Inc., Class A	7,224	488,198
#	Sienna Senior Living, Inc.	12,896	112,271
*	SilverCrest Metals, Inc.	10,900	62,566
Ω	Sleep Country Canada Holdings, Inc.	13,900	304,321
	SNC-Lavalin Group, Inc.	37,730	1,096,149
*	SNDL, Inc.	5,618	9,382
	Spartan Delta Corp.	9,557	31,454
Ω	Spin Master Corp.	10,205	272,102
	Sprott, Inc.	1,989	66,292
	SSR Mining, Inc.	93,055	1,355,619
	Stantec, Inc.	25,057	1,696,632
	Stelco Holdings, Inc.	9,825	358,235
	Stella-Jones, Inc.	15,785	801,550
*Ω	STEP Energy Services Ltd.	5,700	16,858
#	StorageVault Canada, Inc.	32,655	121,096
	Sun Life Financial, Inc.	23,855	1,255,012
	Suncor Energy, Inc.	194,638	6,090,205
*	SunOpta, Inc.	11,062	73,151
	Superior Plus Corp.	37,448	280,580
	Surge Energy, Inc.	23,272	146,131
#	Tamarack Valley Energy Ltd.	126,113	345,253
#*	Taseko Mines Ltd.	90,127	137,379
	TC Energy Corp.	60,902	2,184,006

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Teck Resources Ltd., Class A	700	$31,108
	Teck Resources Ltd., Class B	146,101	6,491,047
	TELUS Corp.	7,002	124,678
	TELUS Corp.	7,243	128,971
*	TELUS International CDA, Inc.	9,771	91,066
	TerraVest Industries, Inc.	600	15,611
	TFI International, Inc.	17,334	2,224,833
	Thomson Reuters Corp.	3,333	450,722
	Tidewater Midstream & Infrastructure Ltd.	119,343	97,744
	Timbercreek Financial Corp.	29,944	169,402
	TMX Group Ltd.	29,375	652,704
*	Torex Gold Resources, Inc.	34,127	478,785
	Toromont Industries Ltd.	19,573	1,667,635
	Toronto-Dominion Bank	99,410	6,555,158
	Total Energy Services, Inc.	17,210	133,645
#*	Touchstone Exploration, Inc.	17,050	17,585
	Tourmaline Oil Corp.	75,754	3,926,006
	TransAlta Corp.	139,583	1,423,722
#	TransAlta Renewables, Inc.	24,408	248,402
*	Transat AT, Inc., Class A	1,900	6,945
	Transcontinental, Inc., Class A	29,149	289,357
	Trican Well Service Ltd.	112,926	354,540
	Tricon Residential, Inc.	48,147	449,832
	Triple Flag Precious Metals Corp.	8,360	115,240
*	Trisura Group Ltd.	6,985	178,793
*	Uni-Select, Inc.	11,713	425,475
	Vecima Networks, Inc.	2,000	27,088
	Vermilion Energy, Inc.	58,946	821,269
	VersaBank	2,000	17,533
*	Viemed Healthcare, Inc.	8,408	71,048
*	Village Farms International, Inc.	3,103	1,954
	Wajax Corp.	12,844	264,059
#	Waste Connections, Inc.	9,096	1,284,239
#*	Well Health Technologies Corp.	10,541	37,731
*	Wesdome Gold Mines Ltd.	38,580	205,093
#	West Fraser Timber Co. Ltd.	27,678	2,332,235
	Western Forest Products, Inc.	126,559	98,855
#	Westshore Terminals Investment Corp.	13,432	311,086
#	Wheaton Precious Metals Corp.	14,399	645,507
	Whitecap Resources, Inc.	222,473	1,776,541
#*	WildBrain Ltd.	32,791	42,771
	Winpak Ltd.	10,327	317,645
	WSP Global, Inc.	8,351	1,150,388
*	Xtract One Technologies, Inc.	23,000	13,954
*	Yangarra Resources Ltd.	39,182	57,347
	Yellow Pages Ltd.	5,112	48,187
TOTAL CANADA			281,959,447
CHILE — (0.2%)
	Aguas Andinas SA, Class A	456,831	160,092
	Banco de Chile	1,251,258	139,303
	Banco de Chile, ADR	8,233	184,004
	Banco de Credito e Inversiones SA	6,722	201,914
	Banco Santander Chile, ADR	4,114	86,805
	Banco Santander Chile	2,665,580	142,311
	Besalco SA	160,822	95,349
	CAP SA	23,985	182,973
	Cencosud SA	257,797	554,039
	Cencosud Shopping SA	53,838	98,185

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Cia Cervecerias Unidas SA	18,409	$152,636
	Cia Sud Americana de Vapores SA	3,563,157	269,696
	Colbun SA	1,402,643	221,445
	Embotelladora Andina SA, ADR, Class B	2,841	46,678
	Empresa Nacional de Telecomunicaciones SA	57,647	231,703
	Empresas CMPC SA	238,688	471,148
	Empresas COPEC SA	23,861	183,022
*	Enel Americas SA	908,987	122,868
	Enel Chile SA	2,088,744	144,130
*	Engie Energia Chile SA	105,813	108,342
	Falabella SA	62,972	174,141
	Forus SA	8,525	16,705
	Grupo Security SA	509,725	146,730
	Inversiones Aguas Metropolitanas SA	136,663	112,236
	Inversiones La Construccion SA	13,361	93,963
	Multiexport Foods SA	25,298	6,148
	Parque Arauco SA	107,735	172,721
	PAZ Corp. SA	29,524	20,128
	Plaza SA	50,630	81,472
	Ripley Corp. SA	328,431	71,445
	Salfacorp SA	275,396	150,637
	Sigdo Koppers SA	12,552	19,076
	SMU SA	602,749	113,876
	Sociedad Matriz SAAM SA	1,580,635	171,451
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	7,477	550,980
	SONDA SA	190,611	101,560
	Vina Concha y Toro SA	81,018	109,995
TOTAL CHILE			5,909,907
CHINA — (7.6%)
*	360 Security Technology, Inc., Class A	23,200	38,565
*	361 Degrees International Ltd.	364,000	201,437
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	23,000	86,645
Ω	3SBio, Inc.	439,500	423,391
*	5I5J Holding Group Co. Ltd., Class A	67,400	29,862
*††	A Metaverse Co.	122,000	454
	AAC Technologies Holdings, Inc.	282,000	646,077
	ADAMA Ltd., Class A	18,100	21,955
	Addsino Co. Ltd., Class A	23,600	31,811
	Advanced Technology & Materials Co. Ltd., Class A	24,500	31,668
	AECC Aero-Engine Control Co. Ltd., Class A	13,600	44,161
	AECC Aviation Power Co. Ltd., Class A	10,300	58,348
	Aerospace Hi-Tech Holdings Group Ltd., Class A	17,000	24,667
#*	Agile Group Holdings Ltd.	518,000	92,450
*	Agora, Inc., ADR	8,389	27,096
	Agricultural Bank of China Ltd., Class H	2,661,000	967,925
	Aier Eye Hospital Group Co. Ltd., Class A	34,527	97,431
*	Air China Ltd., Class H	70,000	57,403
	Ajisen China Holdings Ltd.	255,000	32,863
Ω	Ak Medical Holdings Ltd.	58,000	57,915
*	Alibaba Group Holding Ltd., Sponsored ADR	44,024	4,497,492
*	Alibaba Group Holding Ltd.	1,328,600	16,978,681
#*	Alibaba Health Information Technology Ltd.	186,000	133,551
*	Alibaba Pictures Group Ltd.	4,510,000	277,316
Ω	A-Living Smart City Services Co. Ltd.	281,000	201,866
*Ω	Alliance International Education Leasing Holdings Ltd.	90,000	58,016
	Allmed Medical Products Co. Ltd., Class A	9,000	13,557
	Aluminum Corp. of China Ltd., Class H	1,254,000	623,587
	Amoy Diagnostics Co. Ltd., Class A	6,120	20,688

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	An Hui Wenergy Co. Ltd., Class A	26,300	$24,618
	Angang Steel Co. Ltd., Class H	630,800	189,358
	Angel Yeast Co. Ltd., Class A	12,172	63,187
	Anhui Anke Biotechnology Group Co. Ltd., Class A	34,916	50,887
	Anhui Conch Cement Co. Ltd., Class H	161,000	486,042
	Anhui Construction Engineering Group Co. Ltd., Class A	62,100	49,331
	Anhui Expressway Co. Ltd., Class H	114,000	114,818
	Anhui Guangxin Agrochemical Co. Ltd., Class A	27,636	74,821
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	29,900	34,230
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	12,740	58,875
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	15,300	16,680
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	53,200	39,420
	Anhui Jinhe Industrial Co. Ltd., Class A	10,500	35,459
	Anhui Kouzi Distillery Co. Ltd., Class A	9,700	82,831
*	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	19,122	16,518
*	Anhui Tatfook Technology Co. Ltd., Class A	11,800	15,909
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	12,000	18,265
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	34,600	35,857
	Anhui Xinhua Media Co. Ltd., Class A	19,800	21,984
	Anhui Yingjia Distillery Co. Ltd., Class A	7,000	68,508
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	24,000	45,484
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	1,692	35,218
	Anjoy Foods Group Co. Ltd., Class A	1,500	32,444
	Anker Innovations Technology Co. Ltd., Class A	4,700	53,465
	ANTA Sports Products Ltd.	169,000	2,002,804
*	Anton Oilfield Services Group	980,000	56,578
*	Aoshikang Technology Co. Ltd., Class A	9,200	44,828
*	Aotecar New Energy Technology Co. Ltd., Class A	74,400	29,078
*	Aowei Holdings Ltd.	114,000	9,659
*††	Aoyuan Healthy Life Group Co. Ltd.	14,000	2,118
	Apeloa Pharmaceutical Co. Ltd., Class A	26,100	64,438
	ApicHope Pharmaceutical Co. Ltd., Class A	6,168	21,781
	APT Satellite Holdings Ltd.	134,750	40,637
#*Ω	Archosaur Games, Inc.	71,000	39,620
*Ω	Ascletis Pharma, Inc.	139,000	35,382
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	12,500	47,930
	Asia Cement China Holdings Corp.	200,500	97,204
Ω	AsiaInfo Technologies Ltd.	56,000	79,041
	Asymchem Laboratories Tianjin Co. Ltd., Class A	4,420	77,170
#*	AustAsia Group Ltd.	57,980	13,401
	Autobio Diagnostics Co. Ltd., Class A	10,420	81,733
	Avary Holding Shenzhen Co. Ltd., Class A	22,700	77,885
	AVIC Industry-Finance Holdings Co. Ltd., Class A	109,100	62,853
	AviChina Industry & Technology Co. Ltd., Class H	779,000	390,266
	AVICOPTER PLC, Class A	4,300	24,495
	Bafang Electric Suzhou Co. Ltd., Class A	2,800	23,924
Ω	BAIC Motor Corp. Ltd., Class H	710,500	197,803
*	Baidu, Inc., Sponsored ADR	12,565	1,960,014
*	Baidu, Inc., Class A	53,750	1,050,855
Ω	BAIOO Family Interactive Ltd.	416,000	19,549
	Bank of Beijing Co. Ltd., Class A	130,000	84,976
	Bank of Changsha Co. Ltd., Class A	60,500	69,675
	Bank of Chengdu Co. Ltd., Class A	68,000	134,780
	Bank of China Ltd., Class H	6,545,000	2,427,526
	Bank of Chongqing Co. Ltd., Class H	235,000	127,291
	Bank of Communications Co. Ltd., Class H	1,155,000	697,771
	Bank of Guiyang Co. Ltd., Class A	89,300	71,053
	Bank of Hangzhou Co. Ltd., Class A	60,000	103,086
	Bank of Jiangsu Co. Ltd., Class A	192,400	194,630

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Nanjing Co. Ltd., Class A	100,600	$120,770
	Bank of Ningbo Co. Ltd., Class A	74,470	303,974
	Bank of Shanghai Co. Ltd., Class A	89,793	77,549
	Bank of Suzhou Co. Ltd., Class A	109,074	109,055
*	Bank of Tianjin Co. Ltd., Class H	42,500	8,683
#*Ω	Bank of Zhengzhou Co. Ltd., Class H	208,966	27,099
	Baoshan Iron & Steel Co. Ltd., Class A	189,600	170,505
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	38,000	27,571
*	Baoye Group Co. Ltd., Class H	78,000	40,177
*	Baozun, Inc., Sponsored ADR	10,967	56,590
#*	Baozun, Inc., Class A	21,700	36,785
	BBMG Corp., Class H	767,000	90,715
	Bear Electric Appliance Co. Ltd., Class A	5,300	51,304
	Befar Group Co. Ltd., Class A	48,200	32,807
	Beibuwan Port Co. Ltd., Class A	26,100	29,997
*	BeiGene Ltd.	24,200	400,813
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	13,800	22,764
*	Beijing BDStar Navigation Co. Ltd., Class A	4,800	22,290
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,980	34,930
	Beijing Capital Development Co. Ltd., Class A	50,627	33,474
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	167,830	70,519
*	Beijing Capital International Airport Co. Ltd., Class H	582,000	380,605
	Beijing Career International Co. Ltd., Class A	6,500	34,093
	Beijing Certificate Authority Co. Ltd., Class A	4,950	21,458
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	13,000	25,136
*	Beijing Compass Technology Development Co. Ltd., Class A	2,900	23,178
	Beijing Dabeinong Technology Group Co. Ltd., Class A	40,600	40,249
	Beijing Dahao Technology Corp. Ltd., Class A	11,040	19,658
	Beijing Easpring Material Technology Co. Ltd., Class A	9,000	62,261
	Beijing Energy International Holding Co. Ltd.	1,960,000	52,221
	Beijing Enlight Media Co. Ltd., Class A	24,998	29,344
	Beijing Enterprises Holdings Ltd.	196,000	779,539
	Beijing Enterprises Water Group Ltd.	1,578,000	385,040
*††	Beijing Gas Blue Sky Holdings Ltd.	672,000	7,089
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	29,168	41,110
*	Beijing Haixin Energy Technology Co. Ltd., Class A	58,600	29,959
*	Beijing Health Holdings Ltd.	1,836,000	23,397
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	1,129	24,944
*	Beijing Jetsen Technology Co. Ltd., Class A	70,230	55,558
	Beijing Jingneng Clean Energy Co. Ltd., Class H	328,000	75,918
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	11,700	12,791
	Beijing Jingyuntong Technology Co. Ltd., Class A	41,400	31,901
	Beijing Kingsoft Office Software, Inc., Class A	641	36,480
	Beijing New Building Materials PLC, Class A	25,875	102,655
*	Beijing North Star Co. Ltd., Class H	286,000	33,123
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	64,300	22,226
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	27,900	38,733
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	16,200	70,053
	Beijing Originwater Technology Co. Ltd., Class A	57,219	44,794
*	Beijing Philisense Technology Co. Ltd., Class A	26,700	15,408
	Beijing Roborock Technology Co. Ltd., Class A	1,794	69,350
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	7,500	18,659
	Beijing Shougang Co. Ltd., Class A	79,700	44,863
*	Beijing Shunxin Agriculture Co. Ltd., Class A	5,500	22,339
*	Beijing Sinnet Technology Co. Ltd., Class A	35,300	51,048
	Beijing SL Pharmaceutical Co. Ltd., Class A	24,950	33,885
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	23,273	18,544

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	76,000	$135,527
	Beijing Tongrentang Co. Ltd., Class A	12,346	88,210
	Beijing Ultrapower Software Co. Ltd., Class A	22,000	31,962
	Beijing United Information Technology Co. Ltd., Class A	10,809	57,972
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	98,000	28,787
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	3,920	38,061
*	Beijing Watertek Information Technology Co. Ltd., Class A	36,800	16,499
	Beijing Yanjing Brewery Co. Ltd., Class A	21,700	34,345
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,700	38,659
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,975	32,172
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	143,100	109,653
	Beken Corp., Class A	4,600	18,449
	Best Pacific International Holdings Ltd., Class H	44,000	5,921
	Bestsun Energy Co. Ltd., Class A	42,700	28,279
	Betta Pharmaceuticals Co. Ltd., Class A	3,400	25,925
	BGI Genomics Co. Ltd., Class A	5,900	49,618
	Biem.L.Fdlkk Garment Co. Ltd., Class A	11,700	57,360
*	Bilibili, Inc., Class Z	13,280	252,583
	Binhai Investment Co. Ltd.	130,000	27,518
	Binjiang Service Group Co. Ltd.	23,500	64,548
	Black Peony Group Co. Ltd., Class A	20,300	19,331
	Bloomage Biotechnology Corp. Ltd., Class A	2,780	37,982
Ω	Blue Moon Group Holdings Ltd.	68,000	35,363
	Blue Sail Medical Co. Ltd., Class A	35,300	35,786
Ω	BOC Aviation Ltd.	83,000	695,719
	BOC International China Co. Ltd., Class A	28,400	45,159
	BOE Technology Group Co. Ltd., Class A	321,300	190,382
	BOE Varitronix Ltd.	107,000	163,416
*	Bohai Leasing Co. Ltd., Class A	144,400	49,323
	Bosideng International Holdings Ltd.	1,094,000	501,537
	Bright Dairy & Food Co. Ltd., Class A	22,800	35,087
	BrightGene Bio-Medical Technology Co. Ltd., Class A	3,634	10,454
††	Brilliance China Automotive Holdings Ltd.	1,032,000	553,039
	B-Soft Co. Ltd., Class A	20,455	20,908
*	BTG Hotels Group Co. Ltd., Class A	21,200	62,456
#*	Burning Rock Biotech Ltd., ADR	11,053	19,895
	BYD Co. Ltd., Class H	47,500	1,691,856
	BYD Electronic International Co. Ltd.	289,000	1,115,703
	C C Land Holdings Ltd.	715,499	146,973
	C&D International Investment Group Ltd.	149,119	407,370
	C&S Paper Co. Ltd., Class A	29,600	45,943
	Cabbeen Fashion Ltd.	101,000	10,618
	Caitong Securities Co. Ltd., Class A	46,670	54,545
	Camel Group Co. Ltd., Class A	41,308	53,767
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	30,400	19,710
	Canmax Technologies Co. Ltd., Class A	20,550	92,635
	Canny Elevator Co. Ltd., Class A	13,800	17,197
#Ω	CanSino Biologics, Inc., Class H	6,000	22,655
	Canvest Environmental Protection Group Co. Ltd.	166,000	89,283
*	Capital Environment Holdings Ltd.	1,420,000	23,467
	Castech, Inc., Class A	7,500	26,835
	CCS Supply Chain Management Co. Ltd., Class A	10,500	9,148
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	18,700	18,565
	CECEP Solar Energy Co. Ltd., Class A	68,300	63,125
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	52,800	19,885
	CECEP Wind-Power Corp., Class A	164,120	84,098
	Central China Management Co. Ltd.	355,000	17,469
	Central China New Life Ltd.	97,000	34,032

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Central China Real Estate Ltd.	15,615	$293
	Central China Securities Co. Ltd., Class H	361,000	58,390
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	15,664
	CETC Digital Technology Co. Ltd., Class A	13,780	42,584
*	CGN Mining Co. Ltd.	160,000	18,151
#	CGN New Energy Holdings Co. Ltd.	866,000	251,065
	CGN Nuclear Technology Development Co. Ltd., Class A	22,700	26,023
Ω	CGN Power Co. Ltd., Class H	841,000	206,416
	Changchun Faway Automobile Components Co. Ltd., Class A	14,500	17,930
	Changchun High & New Technology Industry Group, Inc., Class A	6,100	128,422
	Changjiang Securities Co. Ltd., Class A	53,700	50,170
*Ω	Changsha Broad Homes Industrial Group Co. Ltd., Class H	6,000	2,450
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	1,200	24,051
	Chaowei Power Holdings Ltd.	249,000	48,756
	Chaozhou Three-Circle Group Co. Ltd., Class A	23,500	106,961
	Cheng De Lolo Co. Ltd., Class A	17,700	22,802
	Chengdu ALD Aviation Manufacturing Corp., Class A	4,100	13,551
*	Chengdu CORPRO Technology Co. Ltd., Class A	9,000	27,069
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	16,900	37,338
	Chengdu Galaxy Magnets Co. Ltd., Class A	7,100	18,857
	Chengdu Hongqi Chain Co. Ltd., Class A	29,400	25,272
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	10,752	24,185
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,550	21,100
	Chengdu Wintrue Holding Co. Ltd., Class A	23,000	31,158
	Chengdu Xingrong Environment Co. Ltd., Class A	33,500	26,497
*	Chengtun Mining Group Co. Ltd., Class A	61,400	44,630
	Chengxin Lithium Group Co. Ltd., Class A	22,700	87,555
	Chengzhi Co. Ltd., Class A	20,300	23,481
	China Aerospace International Holdings Ltd.	690,000	35,419
	China Aircraft Leasing Group Holdings Ltd.	85,000	48,154
	China Automotive Engineering Research Institute Co. Ltd., Class A	8,000	26,291
	China Baoan Group Co. Ltd., Class A	22,900	36,955
	China BlueChemical Ltd., Class H	596,000	148,966
*Ω	China Bohai Bank Co. Ltd., Class H	126,000	19,565
#*	China Boton Group Co. Ltd.	130,000	32,942
	China CAMC Engineering Co. Ltd., Class A	30,400	51,035
	China Cinda Asset Management Co. Ltd., Class H	3,007,000	317,353
	China CITIC Bank Corp. Ltd., Class H	1,089,000	526,634
	China Coal Energy Co. Ltd., Class H	804,000	582,697
	China Communications Services Corp. Ltd., Class H	916,000	435,756
*	China Conch Environment Protection Holdings Ltd.	533,000	162,364
	China Conch Venture Holdings Ltd.	428,000	536,009
	China Construction Bank Corp., Class H	9,150,000	5,333,155
	China CSSC Holdings Ltd., Class A	14,000	65,466
*	China CYTS Tours Holding Co. Ltd., Class A	8,700	16,616
	China Datang Corp. Renewable Power Co. Ltd., Class H	519,000	169,158
*	China Daye Non-Ferrous Metals Mining Ltd.	1,212,000	11,903
	China Design Group Co. Ltd., Class A	19,400	25,301
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	326,000	52,077
#*††	China Dili Group	715,599	11,359
	China Dongxiang Group Co. Ltd.	1,499,000	62,743
#Ω	China East Education Holdings Ltd.	169,000	76,610
*	China Eastern Airlines Corp. Ltd., Class H	158,000	61,509
	China Education Group Holdings Ltd.	336,000	311,008
	China Electronics Huada Technology Co. Ltd.	276,000	51,526
	China Electronics Optics Valley Union Holding Co. Ltd.	824,000	33,924
	China Energy Engineering Corp. Ltd., Class A	439,823	150,912
	China Energy Engineering Corp. Ltd., Class H	258,000	33,155
	China Enterprise Co. Ltd., Class A	69,300	37,978

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Everbright Bank Co. Ltd., Class H	572,000	$170,404
	China Everbright Environment Group Ltd.	857,111	342,021
#Ω	China Everbright Greentech Ltd.	282,000	46,792
	China Everbright Ltd.	398,000	261,150
	China Everbright Water Ltd.	52,712	8,324
Ω	China Feihe Ltd.	1,048,000	642,234
	China Film Co. Ltd., Class A	31,441	66,942
*	China Financial Services Holdings Ltd.	19,600	1,222
	China Foods Ltd.	404,000	152,662
	China Galaxy Securities Co. Ltd., Class H	954,500	558,444
	China Gas Holdings Ltd.	966,800	1,083,005
*	China Glass Holdings Ltd.	312,000	34,968
	China Gold International Resources Corp. Ltd.	102,840	412,782
	China Great Wall Securities Co. Ltd., Class A	28,400	35,386
	China Greatwall Technology Group Co. Ltd., Class A	28,100	48,206
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	32,600	56,974
*	China Greenland Broad Greenstate Group Co. Ltd.	160,000	4,291
	China Hanking Holdings Ltd.	274,000	26,432
#	China Harmony Auto Holding Ltd.	382,500	36,960
*	China High Speed Railway Technology Co. Ltd., Class A	90,100	30,898
*	China High Speed Transmission Equipment Group Co. Ltd.	167,000	56,828
	China Hongqiao Group Ltd.	742,500	716,422
#††	China Huiyuan Juice Group Ltd.	269,535	12,117
Ω	China International Capital Corp. Ltd., Class H	241,600	534,694
	China International Marine Containers Group Co. Ltd., Class H	326,700	194,520
	China Isotope & Radiation Corp.	8,000	15,292
	China Jinmao Holdings Group Ltd.	2,159,248	354,845
	China Jushi Co. Ltd., Class A	66,065	137,404
	China Kepei Education Group Ltd.	110,000	36,979
	China Kings Resources Group Co. Ltd., Class A	16,426	58,014
	China Lesso Group Holdings Ltd.	565,000	386,038
	China Life Insurance Co. Ltd., Class H	205,000	359,900
	China Lilang Ltd.	218,000	115,627
*Ω	China Literature Ltd.	95,800	436,450
	China Longyuan Power Group Corp. Ltd., Class H	363,000	351,441
*††	China Maple Leaf Educational Systems Ltd.	350,000	3,007
	China Medical System Holdings Ltd.	613,000	1,032,263
	China Meheco Co. Ltd., Class A	20,340	37,474
	China Meidong Auto Holdings Ltd.	226,000	247,929
	China Mengniu Dairy Co. Ltd.	290,000	1,101,475
	China Merchants Bank Co. Ltd., Class H	620,500	3,085,579
	China Merchants Energy Shipping Co. Ltd., Class A	87,720	78,462
	China Merchants Land Ltd.	654,000	36,952
	China Merchants Port Holdings Co. Ltd.	581,993	800,676
	China Merchants Property Operation & Service Co. Ltd., Class A	23,100	52,672
Ω	China Merchants Securities Co. Ltd., Class H	66,220	67,120
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	24,700	49,333
	China Minsheng Banking Corp. Ltd., Class H	816,900	311,374
	China Modern Dairy Holdings Ltd.	922,000	99,531
	China National Accord Medicines Corp. Ltd., Class A	13,130	63,517
	China National Building Material Co. Ltd., Class H	1,522,350	962,207
	China National Medicines Corp. Ltd., Class A	23,300	108,598
	China National Nuclear Power Co. Ltd., Class A	285,772	292,529
Ω	China New Higher Education Group Ltd.	277,000	95,431
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	57,900	41,039
	China Nonferrous Mining Corp. Ltd.	2,000	1,058
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	20,900	72,322
*	China Oil & Gas Group Ltd.	2,268,000	71,540

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Oilfield Services Ltd., Class H	576,000	$679,990
	China Oriental Group Co. Ltd.	540,000	84,709
	China Overseas Grand Oceans Group Ltd.	735,283	375,589
	China Overseas Land & Investment Ltd.	498,500	1,182,526
	China Overseas Property Holdings Ltd.	560,000	657,924
	China Pacific Insurance Group Co. Ltd., Class H	498,600	1,344,186
	China Petroleum & Chemical Corp., Class H	4,012,000	2,246,865
	China Power International Development Ltd.	1,000,999	376,179
*††	China Properties Group Ltd.	81,000	808
	China Publishing & Media Co. Ltd., Class A	24,900	37,268
	China Railway Group Ltd., Class H	782,000	514,134
	China Railway Hi-tech Industry Co. Ltd., Class A	34,600	49,415
Ω	China Railway Signal & Communication Corp. Ltd., Class H	356,000	130,352
	China Railway Tielong Container Logistics Co. Ltd., Class A	36,500	32,068
*	China Rare Earth Holdings Ltd.	768,399	44,503
	China Rare Earth Resources & Technology Co. Ltd., Class A	2,900	12,443
	China Reinsurance Group Corp., Class H	426,000	29,571
#††Ω	China Renaissance Holdings Ltd.	28,000	19,567
	China Resources Beer Holdings Co. Ltd.	189,807	1,222,902
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	8,500	39,074
	China Resources Cement Holdings Ltd.	1,088,000	474,045
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	24,200	57,263
	China Resources Gas Group Ltd.	384,000	1,330,265
	China Resources Land Ltd.	656,000	3,061,045
	China Resources Medical Holdings Co. Ltd.	337,000	279,436
	China Resources Microelectronics Ltd., Class A	3,619	29,092
Ω	China Resources Mixc Lifestyle Services Ltd.	85,600	414,280
Ω	China Resources Pharmaceutical Group Ltd.	574,500	447,145
	China Resources Power Holdings Co. Ltd.	344,690	747,784
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	12,780	89,668
	China Risun Group Ltd.	387,000	180,357
*	China Ruyi Holdings Ltd.	1,744,000	530,956
*	China Sanjiang Fine Chemicals Co. Ltd.	370,000	54,120
	China Science Publishing & Media Ltd., Class A	10,400	42,687
#*	China Shanshui Cement Group Ltd.	204,000	24,922
Ω	China Shengmu Organic Milk Ltd.	1,189,000	47,323
	China Shenhua Energy Co. Ltd., Class H	715,000	2,143,135
	China Shineway Pharmaceutical Group Ltd.	147,000	161,695
*	China Shuifa Singyes Energy Holdings Ltd.	342,000	24,280
*	China Silver Group Ltd.	554,000	23,393
#*	China South City Holdings Ltd.	1,600,000	104,973
	China South Publishing & Media Group Co. Ltd., Class A	45,700	72,614
*	China Southern Airlines Co. Ltd., Class H	262,000	164,216
	China Starch Holdings Ltd.	410,000	8,301
	China State Construction Development Holdings Ltd.	122,000	45,985
	China State Construction Engineering Corp. Ltd., Class A	270,029	231,303
	China State Construction International Holdings Ltd.	432,000	529,661
*	China Sunshine Paper Holdings Co. Ltd.	260,000	93,197
	China Suntien Green Energy Corp. Ltd., Class H	395,000	145,158
	China Taiping Insurance Holdings Co. Ltd.	564,600	629,782
	China Testing & Certification International Group Co. Ltd., Class A	15,338	24,274
*	China Tianrui Group Cement Co. Ltd., Class C	28,000	21,173
	China Tianying, Inc., Class A	79,700	60,383
	China Tourism Group Duty Free Corp. Ltd., Class A	4,100	72,473
Ω	China Tower Corp. Ltd., Class H	12,556,000	1,419,311
	China Traditional Chinese Medicine Holdings Co. Ltd.	1,066,000	492,825
*	China TransInfo Technology Co. Ltd., Class A	30,900	56,486
*	China Travel International Investment Hong Kong Ltd.	966,000	213,475
	China Tungsten & Hightech Materials Co. Ltd., Class A	30,150	43,377

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Vanke Co. Ltd., Class H	391,784	$555,295
*††	China Vered Financial Holding Corp. Ltd.	2,070,000	7,432
	China Water Affairs Group Ltd.	244,000	207,020
	China West Construction Group Co. Ltd., Class A	32,100	34,744
	China World Trade Center Co. Ltd., Class A	20,600	58,471
	China XLX Fertiliser Ltd.	218,000	110,040
	China Yangtze Power Co. Ltd., Class A	66,200	199,001
	China Yongda Automobiles Services Holdings Ltd.	332,000	152,123
*Ω	China Yuhua Education Corp. Ltd.	554,000	72,862
*	China ZhengTong Auto Services Holdings Ltd.	327,000	22,739
	China Zhenhua Group Science & Technology Co. Ltd., Class A	5,000	62,563
	China Zhongwang Holdings Ltd.	809,600	32,700
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	14,800	21,186
	Chinasoft International Ltd.	880,000	551,226
*	Chindata Group Holdings Ltd., ADR	34,924	281,487
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	38,900	68,930
	Chongqing Brewery Co. Ltd., Class A	2,500	31,823
	Chongqing Changan Automobile Co. Ltd., Class A	32,594	73,316
	Chongqing Department Store Co. Ltd., Class A	11,000	54,815
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	23,425	56,176
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	10,660	28,178
	Chongqing Gas Group Corp. Ltd., Class A	23,600	23,528
*	Chongqing Iron & Steel Co. Ltd., Class H	124,000	13,898
	Chongqing Machinery & Electric Co. Ltd., Class H	482,000	35,918
	Chongqing Rural Commercial Bank Co. Ltd., Class H	935,000	345,876
	Chongqing Zaisheng Technology Corp. Ltd., Class A	15,540	9,971
	Chongqing Zhifei Biological Products Co. Ltd., Class A	12,450	81,425
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	39,000	39,055
	Chow Tai Seng Jewellery Co. Ltd., Class A	24,900	58,333
	Chu Kong Shipping Enterprises Group Co. Ltd.	82,000	10,031
††	CIFI Ever Sunshine Services Group Ltd.	240,000	70,471
	CIMC Enric Holdings Ltd.	294,000	296,455
	Cinda Real Estate Co. Ltd., Class A	61,100	42,736
	Cisen Pharmaceutical Co. Ltd., Class A	14,900	30,536
	CITIC Ltd.	771,000	870,324
	CITIC Press Corp., Class A	5,300	22,305
	CITIC Resources Holdings Ltd.	1,344,000	69,099
	CITIC Securities Co. Ltd., Class H	260,475	561,045
*	Citychamp Watch & Jewellery Group Ltd.	440,000	66,728
*	CMGE Technology Group Ltd.	138,000	32,010
	CMOC Group Ltd., Class H	741,000	495,869
	CMST Development Co. Ltd., Class A	63,900	52,897
*	CNFinance Holdings Ltd., ADR	6,181	19,594
	CNGR Advanced Material Co. Ltd., Class A	2,579	22,349
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	65,975	56,440
	CNOOC Energy Technology & Services Ltd., Class A	53,200	23,162
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	32,500	43,347
	COFCO Biotechnology Co. Ltd., Class A	60,100	64,115
*	COFCO Joycome Foods Ltd.	928,000	257,484
	Comba Telecom Systems Holdings Ltd.	652,000	110,207
	Concord New Energy Group Ltd.	2,470,000	203,104
*	Confidence Intelligence Holdings Ltd.	12,000	2,612
	Consun Pharmaceutical Group Ltd.	165,000	120,890
	Contemporary Amperex Technology Co. Ltd., Class A	21,060	702,160
*	Continental Aerospace Technologies Holding Ltd.	1,270,866	14,423
	COSCO SHIPPING Development Co. Ltd., Class H	1,119,000	130,761
*	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	318,000	351,416
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,145,300	1,212,199

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING International Hong Kong Co. Ltd.	224,000	$94,801
	COSCO SHIPPING Ports Ltd.	727,617	459,719
#*	Country Garden Holdings Co. Ltd.	2,858,439	587,240
	Country Garden Services Holdings Co. Ltd.	364,712	417,576
	CPMC Holdings Ltd.	299,000	167,989
	CQ Pharmaceutical Holding Co. Ltd., Class A	54,100	47,052
*	Crazy Sports Group Ltd.	846,000	18,113
	CRRC Corp. Ltd., Class H	518,000	285,888
	Crystal Clear Electronic Material Co. Ltd., Class A	8,607	13,059
Ω	CSC Financial Co. Ltd., Class H	89,500	105,955
	CSG Holding Co. Ltd., Class A	62,295	53,591
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	14,220	26,074
	CSPC Pharmaceutical Group Ltd.	2,206,800	1,843,285
#	CSSC Hong Kong Shipping Co. Ltd.	372,000	67,836
	CTS International Logistics Corp. Ltd., Class A	45,970	61,082
*††	CWT International Ltd.	1,480,000	8,540
	Da Ming International Holdings Ltd.	36,000	7,412
	Daan Gene Co. Ltd., Class A	29,100	41,266
Ω	Dali Foods Group Co. Ltd.	752,500	351,314
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	45,400	32,102
	Dalipal Holdings Ltd.	100,000	47,779
	Daqin Railway Co. Ltd., Class A	167,965	168,303
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	17,736	69,104
	Datang International Power Generation Co. Ltd., Class H	592,000	105,753
	Dawnrays Pharmaceutical Holdings Ltd.	141,000	22,057
	Dazzle Fashion Co. Ltd., Class A	12,500	27,814
	DBG Technology Co. Ltd., Class A	14,100	20,980
	DeHua TB New Decoration Materials Co. Ltd., Class A	15,800	27,041
*	Deppon Logistics Co. Ltd., Class A	10,200	25,344
	DHC Software Co. Ltd., Class A	76,700	73,008
	Dian Diagnostics Group Co. Ltd., Class A	15,300	52,065
#*	Differ Group Auto Ltd.	990,000	10,576
	Digital China Group Co. Ltd., Class A	15,500	54,592
	Digital China Holdings Ltd.	278,000	110,214
	Digital China Information Service Co. Ltd., Class A	29,600	47,591
	Do-Fluoride Chemicals Co. Ltd., Class A	18,620	51,083
	Dong-E-E-Jiao Co. Ltd., Class A	10,400	71,258
	Dongfang Electric Corp. Ltd., Class H	84,200	112,758
	Dongfang Electronics Co. Ltd., Class A	26,700	34,386
	Dongfeng Motor Group Co. Ltd., Class H	952,000	445,563
	Dongguan Aohai Technology Co. Ltd., Class A	1,900	9,069
	Dongguan Development Holdings Co. Ltd., Class A	26,300	36,239
*	Dongjiang Environmental Co. Ltd., Class H	104,400	31,387
	Dongxing Securities Co. Ltd., Class A	44,600	56,906
	Dongyue Group Ltd.	803,000	792,210
*	DouYu International Holdings Ltd., ADR	47,088	56,506
#	Dynagreen Environmental Protection Group Co. Ltd., Class H	127,000	42,949
#*Ω	East Buy Holding Ltd.	46,000	224,941
	East Group Co. Ltd., Class A	21,700	19,938
	East Money Information Co. Ltd., Class A	35,627	80,394
	E-Commodities Holdings Ltd.	948,000	152,221
	Ecovacs Robotics Co. Ltd., Class A	4,500	49,863
	Edan Instruments, Inc., Class A	10,600	19,611
	Edvantage Group Holdings Ltd.	109,630	36,345
	EEKA Fashion Holdings Ltd.	40,500	68,358
	Electric Connector Technology Co. Ltd., Class A	7,200	36,420
*	Elion Energy Co. Ltd., Class A	40,170	19,301
	ENN Energy Holdings Ltd.	98,600	1,198,462
	ENN Natural Gas Co. Ltd., Class A	48,100	123,883

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Eoptolink Technology, Inc.Ltd., Class A	8,260	$60,000
	Era Co. Ltd., Class A	31,300	26,295
	Essex Bio-technology Ltd.	122,000	51,316
	Eternal Asia Supply Chain Management Ltd., Class A	55,800	42,120
#	EVA Precision Industrial Holdings Ltd.	414,000	46,423
Ω	Everbright Securities Co. Ltd., Class H	80,600	62,399
*	EverChina International Holdings Co. Ltd.	335,000	6,270
#*Ω	Everest Medicines Ltd.	40,000	112,247
*	Fangda Carbon New Material Co. Ltd., Class A	52,700	45,762
*	Fangda Special Steel Technology Co. Ltd., Class A	69,640	49,321
*	Fanhua, Inc., Sponsored ADR	8,088	57,587
	Far East Horizon Ltd.	529,000	397,892
*	FAW Jiefang Group Co. Ltd., Class A	26,900	34,927
	FAWER Automotive Parts Co. Ltd., Class A	37,700	29,348
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	26,100	64,783
	Fibocom Wireless, Inc., Class A	11,700	34,402
*	FIH Mobile Ltd.	1,405,000	151,926
	Financial Street Holdings Co. Ltd., Class A	69,000	49,860
	FinVolution Group, ADR	40,595	238,293
	First Capital Securities Co. Ltd., Class A	45,400	40,062
	First Tractor Co. Ltd., Class H	102,000	50,973
	Flat Glass Group Co. Ltd., Class H	116,000	347,220
	Focus Media Information Technology Co. Ltd., Class A	159,000	165,986
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	14,518	94,291
	Fosun International Ltd.	685,072	499,369
*	Founder Holdings Ltd.	214,000	18,499
	Founder Securities Co. Ltd., Class A	54,100	54,910
*	Fountain SET Holdings Ltd.	350,000	28,548
	Foxconn Industrial Internet Co. Ltd., Class A	113,700	356,094
	FriendTimes, Inc.	138,000	15,240
	Fu Shou Yuan International Group Ltd.	421,000	325,536
	Fufeng Group Ltd.	774,000	421,503
*††	Fuguiniao Co. Ltd.	37,999	0
	Fujian Boss Software Development Co. Ltd., Class A	10,320	23,594
	Fujian Funeng Co. Ltd., Class A	32,370	37,801
	Fujian Longking Co. Ltd., Class A	33,901	84,409
	Fujian Star-net Communication Co. Ltd., Class A	9,800	28,982
	Fujian Sunner Development Co. Ltd., Class A	23,000	68,857
*	Fullshare Holdings Ltd.	2,525,000	12,991
	Fulu Holdings Ltd.	16,500	6,974
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	196,400	875,201
Ω	Ganfeng Lithium Group Co. Ltd., Class H	45,480	293,001
*	Gansu Energy Chemical Co. Ltd., Class A	69,800	33,226
*	Gansu Qilianshan Cement Group Co. Ltd., Class A	23,800	39,813
	Gansu Shangfeng Cement Co. Ltd., Class A	23,880	34,928
	Gaona Aero Material Co. Ltd., Class A	4,480	14,834
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,600	96,608
	GCL Energy Technology Co. Ltd., Class A	23,400	40,763
*	GCL New Energy Holdings Ltd.	144,851	11,238
	GCL Technology Holdings Ltd.	3,085,000	672,110
*	GD Power Development Co. Ltd., Class A	38,900	20,093
#*	GDS Holdings Ltd., ADR	4,561	60,570
*	GDS Holdings Ltd., Class A	262,300	431,880
	Geely Automobile Holdings Ltd.	1,289,000	1,880,952
	GEM Co. Ltd., Class A	43,800	43,208
	Gemdale Corp., Class A	55,500	67,210
	Gemdale Properties & Investment Corp. Ltd.	2,404,000	142,629
Ω	Genertec Universal Medical Group Co. Ltd.	369,500	199,559
*	Genimous Technology Co. Ltd., Class A	34,000	30,849

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Geovis Technology Co. Ltd., Class A	3,131	$21,443
	GEPIC Energy Development Co. Ltd., Class A	30,000	23,557
	Getein Biotech, Inc., Class A	8,036	14,192
	GF Securities Co. Ltd., Class H	204,400	327,046
	Giant Network Group Co. Ltd., Class A	23,100	45,948
*	Ginlong Technologies Co. Ltd., Class A	3,250	43,064
	Glarun Technology Co. Ltd., Class A	11,900	26,365
*	Glorious Property Holdings Ltd.	1,282,000	4,130
	GoerTek, Inc., Class A	42,200	105,812
	Goke Microelectronics Co. Ltd., Class A	2,300	25,024
	Goldcard Smart Group Co. Ltd., Class A	9,300	17,590
*	Golden Eagle Retail Group Ltd.	273,000	227,647
Ω	Golden Throat Holdings Group Co. Ltd.	79,000	26,776
	GoldenHome Living Co. Ltd., Class A	3,640	17,594
	Goldenmax International Group Ltd., Class A	21,100	28,773
	Goldpac Group Ltd.	120,000	23,409
	Goldwind Science & Technology Co. Ltd., Class H	187,747	128,841
#*	GOME Retail Holdings Ltd.	2,956,000	30,503
*	Goodbaby International Holdings Ltd.	422,000	31,067
	GoodWe Technologies Co. Ltd., Class A	1,821	42,276
*	Gotion High-tech Co. Ltd., Class A	6,960	26,858
*	Gracell Biotechnologies, Inc., ADR	3,301	12,445
	Grand Pharmaceutical Group Ltd., Class L	344,000	196,422
	Grandblue Environment Co. Ltd., Class A	4,400	11,596
*	Grandjoy Holdings Group Co. Ltd., Class A	95,900	59,501
	Great Wall Motor Co. Ltd., Class H	220,500	301,711
*	Greatview Aseptic Packaging Co. Ltd.	338,000	99,167
	Gree Electric Appliances, Inc. of Zhuhai, Class A	30,779	167,149
	Gree Real Estate Co. Ltd., Class A	23,800	23,220
	Greenland Hong Kong Holdings Ltd.	549,000	32,915
	Greentown China Holdings Ltd.	317,500	364,988
Ω	Greentown Management Holdings Co. Ltd.	200,000	177,543
	Greentown Service Group Co. Ltd.	460,000	241,527
	GRG Banking Equipment Co. Ltd., Class A	25,300	40,801
	GRG Metrology & Test Group Co. Ltd., Class A	10,300	23,598
	Grinm Advanced Materials Co. Ltd., Class A	10,300	19,257
	Guangdong Advertising Group Co. Ltd., Class A	30,400	26,860
	Guangdong Aofei Data Technology Co. Ltd., Class A	14,255	18,917
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	40,300	38,906
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	30,000	22,983
	Guangdong Dowstone Technology Co. Ltd., Class A	8,500	15,308
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	11,500	12,451
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	6,100	19,834
	Guangdong Haid Group Co. Ltd., Class A	7,000	49,350
	Guangdong HEC Technology Holding Co. Ltd., Class A	54,900	54,929
	Guangdong Hongda Holdings Group Co. Ltd., Class A	7,300	27,431
*	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	25,000	7,283
	Guangdong Hybribio Biotech Co. Ltd., Class A	21,988	31,909
	Guangdong Investment Ltd.	562,000	486,533
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	2,500	22,634
	Guangdong Provincial Expressway Development Co. Ltd., Class A	12,000	12,864
	Guangdong Shirongzhaoye Co. Ltd., Class A	15,300	15,517
	Guangdong South New Media Co. Ltd., Class A	6,200	36,013
	Guangdong Tapai Group Co. Ltd., Class A	34,600	42,769
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	18,700	48,150
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	57,100	24,623
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	9,300	21,273
	Guanghui Energy Co. Ltd., Class A	120,700	120,381

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Guangshen Railway Co. Ltd., Class H	596,000	$157,166
	Guangxi Liugong Machinery Co. Ltd., Class A	43,100	48,205
	Guangxi LiuYao Group Co. Ltd., Class A	12,200	36,376
	Guangzhou Automobile Group Co. Ltd., Class H	631,200	397,317
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	44,100	88,927
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	66,000	197,786
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	7,200	47,349
	Guangzhou Haige Communications Group, Inc. Co., Class A	58,800	82,060
*	Guangzhou Hi-Target Navigation Tech Co. Ltd., Class A	15,700	15,214
	Guangzhou KDT Machinery Co. Ltd., Class A	13,860	35,976
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,300	73,668
	Guangzhou Restaurant Group Co. Ltd., Class A	13,220	48,524
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	2,400	20,751
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	14,134	72,945
	Guangzhou Wondfo Biotech Co. Ltd., Class A	9,140	34,529
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	24,968	26,066
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	36,400	46,565
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	16,400	19,080
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	42,371	42,296
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	72,400	47,465
	Guizhou Zhenhua E-chem, Inc., Class A	12,348	54,178
*	Guocheng Mining Co. Ltd., Class A	9,900	20,496
*	Guolian Securities Co. Ltd., Class H	130,000	62,900
	Guomai Technologies, Inc., Class A	32,100	34,983
	Guosen Securities Co. Ltd., Class A	9,100	12,353
*	Guosheng Financial Holding, Inc., Class A	32,300	42,595
Ω	Guotai Junan Securities Co. Ltd., Class H	65,400	81,682
	Guoyuan Securities Co. Ltd., Class A	80,730	83,490
*	H World Group Ltd., ADR	10,128	486,549
#*Ω	Haichang Ocean Park Holdings Ltd.	1,256,000	187,424
	Haier Smart Home Co. Ltd., Class A	47,100	163,132
	Haier Smart Home Co. Ltd., Class H	482,799	1,587,679
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	5,740	14,787
	Hainan Drinda New Energy Technology Co. Ltd., Class A	1,016	15,454
*	Hainan Meilan International Airport Co. Ltd., Class H	57,000	86,437
	Hainan Poly Pharm Co. Ltd., Class A	13,400	37,979
	Haitian International Holdings Ltd.	270,000	676,267
	Haitong Securities Co. Ltd., Class H	372,000	260,263
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	326,000	36,745
	Hand Enterprise Solutions Co. Ltd., Class A	15,900	23,648
	Hang Zhou Great Star Industrial Co. Ltd., Class A	16,500	50,802
	Hangcha Group Co. Ltd., Class A	11,640	40,222
	Hangxiao Steel Structure Co. Ltd., Class A	35,100	20,847
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	55,200	83,561
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,200	18,862
	Hangzhou First Applied Material Co. Ltd., Class A	6,720	32,938
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	3,800	24,713
	Hangzhou Lion Electronics Co. Ltd., Class A	6,312	33,978
	Hangzhou Onechance Tech Corp., Class A	5,700	22,318
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	10,500	50,114
	Hangzhou Robam Appliances Co. Ltd., Class A	16,100	65,819
	Hangzhou Silan Microelectronics Co. Ltd., Class A	14,500	62,258
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	10,900	70,863
	Han's Laser Technology Industry Group Co. Ltd., Class A	18,100	62,139
Ω	Hansoh Pharmaceutical Group Co. Ltd.	168,000	272,805
	Haohua Chemical Science & Technology Co. Ltd., Class A	7,800	39,391
*Ω	Harbin Bank Co. Ltd., Class H	359,000	11,511
	Harbin Boshi Automation Co. Ltd., Class A	13,300	32,734
	Harbin Electric Co. Ltd., Class H	254,000	101,213

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*††	Harmonicare Medical Holdings Ltd.	99,000	$0
	HBIS Resources Co. Ltd., Class A	12,100	25,423
*Ω	HBM Holdings Ltd.	148,000	36,408
	Health & Happiness H&H International Holdings Ltd.	95,500	125,919
*	Healthcare Co. Ltd., Class A	15,800	25,706
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	10,500	41,713
	Hefei Meiya Optoelectronic Technology, Inc., Class A	17,940	66,303
	Hefei Urban Construction Development Co. Ltd., Class A	19,600	21,658
	Heilongjiang Agriculture Co. Ltd., Class A	35,000	71,959
#	Hello Group, Inc., Sponsored ADR	45,805	487,823
	Henan Jinma Energy Co. Ltd., Class H	22,000	6,209
	Henan Lingrui Pharmaceutical Co., Class A	6,200	13,221
	Henan Pinggao Electric Co. Ltd., Class A	37,500	61,702
*	Henan Senyuan Electric Co. Ltd., Class A	28,300	18,259
	Henan Shenhuo Coal & Power Co. Ltd., Class A	53,200	117,254
	Henan Shuanghui Investment & Development Co. Ltd., Class A	27,100	95,811
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,240	21,626
*	Henan Yicheng New Energy Co. Ltd., Class A	22,500	16,511
	Henan Yuguang Gold & Lead Co. Ltd., Class A	20,400	19,856
*	Henan Yuneng Holdings Co. Ltd., Class A	27,500	18,238
	Henan Zhongyuan Expressway Co. Ltd., Class A	51,100	27,611
	Hengan International Group Co. Ltd.	270,000	1,110,591
*	Hengdeli Holdings Ltd.	1,112,000	20,685
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	31,100	75,876
*	Hengli Petrochemical Co. Ltd., Class A	35,200	76,743
	Hengtong Optic-electric Co. Ltd., Class A	21,600	46,529
*	Hengyi Petrochemical Co. Ltd., Class A	74,250	75,926
	Hesteel Co. Ltd., Class A	335,900	113,356
	Hexing Electrical Co. Ltd., Class A	15,400	54,699
#*	Hi Sun Technology China Ltd.	819,000	64,309
	Hisense Home Appliances Group Co. Ltd., Class H	128,000	331,553
	Hithink RoyalFlush Information Network Co. Ltd., Class A	3,900	103,332
*	Holitech Technology Co. Ltd., Class A	95,400	43,808
	Homeland Interactive Technology Ltd.	116,000	26,681
*	Hongda Xingye Co. Ltd., Class A	56,700	19,777
	Hongfa Technology Co. Ltd., Class A	15,260	74,194
*	Honghua Group Ltd.	1,130,000	21,140
	Hongta Securities Co. Ltd., Class A	18,450	21,052
*††Ω	Honworld Group Ltd.	72,000	4,728
#*Ω	Hope Education Group Co. Ltd.	1,104,000	84,013
	Hopson Development Holdings Ltd.	504,715	423,547
	Hoyuan Green Energy Co. Ltd., Class A	12,428	88,327
*Ω	Hua Hong Semiconductor Ltd.	235,000	800,189
*	Hua Yin International Holdings Ltd.	385,000	20,786
	Huaan Securities Co. Ltd., Class A	21,720	16,784
	Huadian Power International Corp. Ltd., Class H	320,000	141,735
	Huadong Medicine Co. Ltd., Class A	12,000	73,005
	Huafon Chemical Co. Ltd., Class A	110,500	115,105
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	44,600	23,668
*	Huafu Fashion Co. Ltd., Class A	26,800	12,269
	Huagong Tech Co. Ltd., Class A	11,400	57,424
	Huaibei Mining Holdings Co. Ltd., Class A	49,200	85,177
	Hualan Biological Engineering, Inc., Class A	15,869	51,182
*	Huaneng Power International, Inc., Class H	530,000	294,418
	Huapont Life Sciences Co. Ltd., Class A	52,000	38,092
Ω	Huatai Securities Co. Ltd., Class H	172,200	245,708
	Huaxi Securities Co. Ltd., Class A	66,300	85,682
	Huaxia Bank Co. Ltd., Class A	75,900	61,634
	Huaxin Cement Co. Ltd., Class A	33,600	65,564

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huayu Automotive Systems Co. Ltd., Class A	62,951	$174,073
#	Huazhong In-Vehicle Holdings Co. Ltd.	142,000	43,199
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	96,300	46,146
	Hubei Energy Group Co. Ltd., Class A	31,500	20,412
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	3,200	17,779
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	16,900	62,339
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	28,300	95,757
	Huishang Bank Corp. Ltd., Class H	268,400	80,603
	Huizhou Desay Sv Automotive Co. Ltd., Class A	1,200	26,166
	Humanwell Healthcare Group Co. Ltd., Class A	21,400	67,772
	Hunan Aihua Group Co. Ltd., Class A	11,300	36,874
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	51,000	23,700
	Hunan Gold Corp. Ltd., Class A	30,900	53,899
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	44,800	42,111
	Hunan Valin Steel Co. Ltd., Class A	202,040	169,793
	Hunan Zhongke Electric Co. Ltd., Class A	12,000	20,183
	Hundsun Technologies, Inc., Class A	3,276	18,885
*	HUYA, Inc., ADR	28,276	96,987
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	55,200	358,857
*	Hytera Communications Corp. Ltd., Class A	62,600	54,347
*	HyUnion Holding Co. Ltd., Class A	21,900	21,490
*	IAT Automobile Technology Co. Ltd., Class A	9,000	20,481
*	IBO Technology Co. Ltd.	24,000	2,007
#*Ω	iDreamSky Technology Holdings Ltd.	97,200	45,034
	IKD Co. Ltd., Class A	15,900	51,656
*	I-Mab, Sponsored ADR	4,515	13,003
Ω	IMAX China Holding, Inc.	21,500	26,395
	Imeik Technology Development Co. Ltd., Class A	602	40,152
	Industrial & Commercial Bank of China Ltd., Class H	5,139,000	2,509,515
	Industrial Bank Co. Ltd., Class A	147,900	345,282
	Industrial Securities Co. Ltd., Class A	83,720	81,833
	Infore Environment Technology Group Co. Ltd., Class A	49,800	35,978
Ω	Ingdan, Inc.	206,000	35,288
	Ingenic Semiconductor Co. Ltd., Class A	2,300	27,022
*	Inkeverse Group Ltd.	53,000	6,147
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	306,400	81,124
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	62,200	119,797
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	39,788	54,449
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	174,700	109,362
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	61,600	30,347
*	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	45,200	58,902
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	51,000	204,861
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	78,600	82,577
*Ω	InnoCare Pharma Ltd.	119,000	124,623
	Innuovo Technology Co. Ltd., Class A	19,000	18,104
*	Inspur Digital Enterprise Technology Ltd.	132,000	48,158
	Inspur Electronic Information Industry Co. Ltd., Class A	8,000	51,160
	Inspur Software Co. Ltd., Class A	8,000	17,291
	Intco Medical Technology Co. Ltd., Class A	19,526	59,941
	Intron Technology Holdings Ltd.	23,000	15,142
*	iQIYI, Inc., ADR	102,128	647,492
	IReader Technology Co. Ltd., Class A	7,700	25,598
*	IRICO Group New Energy Co. Ltd., Class H	8,500	8,420
	IVD Medical Holding Ltd.	114,000	17,310
	JA Solar Technology Co. Ltd., Class A	15,260	71,083
	Jade Bird Fire Co. Ltd., Class A	4,470	11,492
	Jafron Biomedical Co. Ltd., Class A	10,500	34,833
	Jason Furniture Hangzhou Co. Ltd., Class A	4,400	27,932

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	JCET Group Co. Ltd., Class A	35,400	$163,691
*Ω	JD Health International, Inc.	36,700	268,288
	JD.com, Inc., Class A	72,707	1,505,295
	Jenkem Technology Co. Ltd., Class A	866	13,394
	JH Educational Technology, Inc.	62,000	9,124
	Jiajiayue Group Co. Ltd., Class A	10,300	19,717
	Jiangling Motors Corp. Ltd., Class A	9,800	26,884
*	Jiangsu Azure Corp., Class A	22,300	34,439
*	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	1,048	7,933
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	3,600	17,510
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	65,800	66,152
	Jiangsu Cnano Technology Co. Ltd., Class A	6,886	28,020
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	10,260	25,788
	Jiangsu Eastern Shenghong Co. Ltd., Class A	30,900	54,359
	Jiangsu Expressway Co. Ltd., Class H	216,000	198,078
	Jiangsu Guomao Reducer Co. Ltd., Class A	4,620	12,294
	Jiangsu Guotai International Group Co. Ltd., Class A	47,900	53,010
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	2,000	19,203
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	5,717	57,427
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	4,233	26,448
*	Jiangsu Hoperun Software Co. Ltd., Class A	7,200	23,485
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	6,100	9,349
	Jiangsu Huaxicun Co. Ltd., Class A	24,200	33,417
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	72,583	40,558
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	7,400	19,407
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	14,200	39,419
	Jiangsu King's Luck Brewery JSC Ltd., Class A	7,987	68,437
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	26,000	19,366
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	10,575	29,439
	Jiangsu Linyang Energy Co. Ltd., Class A	45,100	49,548
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	18,500	62,984
	Jiangsu Pacific Quartz Co. Ltd., Class A	2,800	40,276
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	23,100	40,808
	Jiangsu Shagang Co. Ltd., Class A	51,900	30,812
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	23,500	34,624
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	4,480	11,838
	Jiangsu Sopo Chemical Co., Class A	8,800	8,710
	Jiangsu ToLand Alloy Co. Ltd., Class A	4,160	18,569
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	14,000	287,519
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,190	81,420
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	15,600	73,781
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	48,720	31,534
	Jiangsu Zhongtian Technology Co. Ltd., Class A	25,700	56,655
	Jiangxi Copper Co. Ltd., Class H	345,000	579,585
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	12,700	23,878
	Jiangxi Wannianqing Cement Co. Ltd., Class A	16,700	20,061
	Jiangzhong Pharmaceutical Co. Ltd., Class A	16,900	44,353
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	36,500	26,732
	Jiayou International Logistics Co. Ltd., Class A	13,132	31,924
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	29,800	72,755
*	Jilin Chemical Fibre, Class A	45,300	23,594
*	Jilin Electric Power Co. Ltd., Class A	44,000	33,079
	Jinchuan Group International Resources Co. Ltd.	653,000	36,954
	Jinduicheng Molybdenum Co. Ltd., Class A	61,600	99,362
	Jingjin Equipment, Inc., Class A	11,900	51,935
*	Jingrui Holdings Ltd.	262,000	2,347
	Jingwei Textile Machinery Co. Ltd., Class A	17,144	23,795
	Jinhui Liquor Co. Ltd., Class A	8,000	29,891
#*	JinkoSolar Holding Co. Ltd., ADR	11,019	467,757

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Jinlei Technology Co. Ltd., Class A	4,500	$22,077
	Jinmao Property Services Co. Ltd.	30,120	11,033
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	41,400	53,640
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	33,900	16,136
	Jinneng Science&Technology Co. Ltd., Class A	32,000	38,515
	JiuGui Liquor Co. Ltd., Class A	3,100	45,728
Ω	Jiumaojiu International Holdings Ltd.	296,000	584,169
	Jiuzhitang Co. Ltd., Class A	27,700	47,585
	Jizhong Energy Resources Co. Ltd., Class A	110,900	102,011
	JL Mag Rare-Earth Co. Ltd., Class A	13,440	33,342
	JNBY Design Ltd.	88,500	104,044
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	39,300	69,204
	Joinn Laboratories China Co. Ltd., Class A	8,724	34,320
	Jointown Pharmaceutical Group Co. Ltd., Class A	73,904	102,483
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	13,100	64,346
	Joy City Property Ltd.	1,858,000	70,554
	Joyoung Co. Ltd., Class A	17,316	38,548
*Ω	JS Global Lifestyle Co. Ltd.	407,000	72,504
	JSTI Group, Class A	30,744	28,450
	Ju Teng International Holdings Ltd.	328,000	48,671
	Juewei Food Co. Ltd., Class A	9,800	52,680
	Jushri Technologies, Inc., Class A	7,040	14,200
*Ω	JW Cayman Therapeutics Co. Ltd.	55,500	20,209
	JY Grandmark Holdings Ltd.	98,000	15,404
*	Kaishan Group Co. Ltd., Class A	13,200	26,904
*Ω	Kangda International Environmental Co. Ltd.	244,000	12,069
	Kangji Medical Holdings Ltd.	29,500	32,913
*	Kasen International Holdings Ltd.	310,000	10,768
	Keboda Technology Co. Ltd., Class A	1,800	20,424
*	Keeson Technology Corp. Ltd., Class A	8,576	14,355
	Kehua Data Co. Ltd., Class A	9,400	46,334
	Keshun Waterproof Technologies Co. Ltd., Class A	19,100	27,485
*	Kidswant Children Products Co. Ltd., Class A	16,200	26,090
	Kingboard Holdings Ltd.	273,500	761,055
	Kingboard Laminates Holdings Ltd.	427,500	438,625
	KingClean Electric Co. Ltd., Class A	9,180	35,608
	Kingsoft Corp. Ltd.	124,400	535,437
*	Ko Yo Chemical Group Ltd.	976,000	15,727
	Konfoong Materials International Co. Ltd., Class A	3,000	26,992
*	Konka Group Co. Ltd., Class A	49,000	32,441
	KPC Pharmaceuticals, Inc., Class A	24,300	60,538
	Kuang-Chi Technologies Co. Ltd., Class A	6,500	13,657
	Kunlun Energy Co. Ltd.	1,874,000	1,533,483
	Kunshan Dongwei Technology Co. Ltd., Class A	1,652	14,316
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	7,920	33,713
	Kweichow Moutai Co. Ltd., Class A	5,138	1,356,204
#*	KWG Group Holdings Ltd.	477,000	85,298
#*	KWG Living Group Holdings Ltd.	325,750	41,758
*	Lakala Payment Co. Ltd., Class A	12,300	31,644
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	25,500	21,173
	Lao Feng Xiang Co. Ltd., Class A	6,800	59,463
	Laobaixing Pharmacy Chain JSC, Class A	17,210	68,618
	LB Group Co. Ltd., Class A	47,900	127,539
#	Lee & Man Chemical Co. Ltd.	62,000	33,422
	Lee & Man Paper Manufacturing Ltd.	551,000	191,240
	Lee's Pharmaceutical Holdings Ltd.	149,500	27,944
Ω	Legend Holdings Corp., Class H	198,500	204,944
	Lenovo Group Ltd.	2,504,000	2,882,576
	Lens Technology Co. Ltd., Class A	48,000	83,118

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Leo Group Co. Ltd., Class A	204,800	$68,851
	Lepu Medical Technology Beijing Co. Ltd., Class A	31,300	91,235
	Levima Advanced Materials Corp., Class A	6,500	22,256
*	LexinFintech Holdings Ltd., ADR	38,480	115,440
	Leyard Optoelectronic Co. Ltd., Class A	75,300	68,441
#*	Li Auto, Inc., ADR	11,013	471,356
*	Li Auto, Inc., Class A	10,100	216,817
	Li Ning Co. Ltd.	422,500	2,575,741
	Lianhe Chemical Technology Co. Ltd., Class A	10,500	15,118
*	Liao Ning Oxiranchem, Inc., Class A	9,800	10,968
	Liaoning Cheng Da Co. Ltd., Class A	20,500	41,629
	Lier Chemical Co. Ltd., Class A	15,680	31,890
*	Lifestyle China Group Ltd.	232,000	32,647
*	Lifetech Scientific Corp.	812,000	283,874
*	Lingyi iTech Guangdong Co., Class A	102,700	88,419
*	Liuzhou Iron & Steel Co. Ltd., Class A	44,400	28,175
	Livzon Pharmaceutical Group, Inc., Class H	33,171	113,648
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	12,100	44,712
	LK Technology Holdings Ltd.	179,750	194,454
	Loncin Motor Co. Ltd., Class A	55,897	41,636
Ω	Longfor Group Holdings Ltd.	560,500	1,516,393
	Longhua Technology Group Luoyang Co. Ltd., Class A	10,400	11,589
	LONGi Green Energy Technology Co. Ltd., Class A	60,844	254,964
	Longshine Technology Group Co. Ltd., Class A	13,800	42,180
	Lonking Holdings Ltd.	1,099,000	196,549
	Luenmei Quantum Co. Ltd., Class A	19,608	18,525
	Luolai Lifestyle Technology Co. Ltd., Class A	19,600	31,482
	Luoniushan Co. Ltd., Class A	26,700	25,731
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	15,000	11,994
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	6,400	30,271
	Lushang Freda Pharmaceutical Co. Ltd., Class A	22,600	33,321
	Luxi Chemical Group Co. Ltd., Class A	47,000	69,588
	Luxshare Precision Industry Co. Ltd., Class A	37,949	171,941
*Ω	Luye Pharma Group Ltd.	545,500	255,709
	Luzhou Laojiao Co. Ltd., Class A	9,000	304,255
#*	LVGEM China Real Estate Investment Co. Ltd.	246,000	52,707
	Maanshan Iron & Steel Co. Ltd., Class H	276,000	57,559
	Maccura Biotechnology Co. Ltd., Class A	16,300	34,724
	Mango Excellent Media Co. Ltd., Class A	21,802	104,963
*Ω	Maoyan Entertainment	130,600	153,600
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	6,400	22,885
*	Meilleure Health International Industry Group Ltd.	444,000	16,540
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	65,100	65,919
Ω	Meitu, Inc.	301,500	110,070
*Ω	Meituan, Class B	44,920	857,528
	Metallurgical Corp. of China Ltd., Class H	834,000	210,157
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,200	21,938
Ω	Midea Real Estate Holding Ltd.	75,600	78,997
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	3,100	41,421
	Min Xin Holdings Ltd.	48,000	20,527
	Ming Yang Smart Energy Group Ltd., Class A	15,900	40,185
*	Ming Yuan Cloud Group Holdings Ltd.	177,000	107,573
*	Mingfa Group International Co. Ltd.	299,000	9,767
	MINISO Group Holding Ltd.	2,400	12,594
*	Minmetals Land Ltd.	846,000	43,352
	Minth Group Ltd.	312,000	998,724
	MLS Co. Ltd., Class A	42,600	55,479
*	MMG Ltd.	1,344,000	493,087
*Ω	Mobvista, Inc.	69,000	34,453

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Monalisa Group Co. Ltd., Class A	4,900	$13,962
*Ω	Mulsanne Group Holding Ltd.	28,500	8,713
	Muyuan Foods Co. Ltd., Class A	51,567	320,759
*††	Nan Hai Corp. Ltd.	7,550,000	6,389
*	NanJi E-Commerce Co. Ltd., Class A	47,100	26,589
	Nanjing Hanrui Cobalt Co. Ltd., Class A	4,100	19,862
	Nanjing Iron & Steel Co. Ltd., Class A	119,200	61,028
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	26,730	50,825
*	Nanjing Sample Technology Co. Ltd., Class H	45,500	24,712
	Nanjing Securities Co. Ltd., Class A	25,800	31,577
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	30,600	38,971
	Nanjing Yunhai Special Metals Co. Ltd., Class A	9,400	28,952
	Nantong Jianghai Capacitor Co. Ltd., Class A	11,800	31,611
	NARI Technology Co. Ltd., Class A	39,532	134,640
*	National Silicon Industry Group Co. Ltd., Class A	7,757	22,930
	NAURA Technology Group Co. Ltd., Class A	600	23,868
*	NavInfo Co. Ltd., Class A	19,200	30,153
	NetDragon Websoft Holdings Ltd.	84,000	166,801
	NetEase, Inc., ADR	22,962	2,496,888
	New China Life Insurance Co. Ltd., Class H	259,900	753,718
	New Hope Dairy Co. Ltd., Class A	9,600	21,076
*	New Hope Liuhe Co. Ltd., Class A	31,400	54,970
*	New World Department Store China Ltd.	96,000	8,992
*	Newborn Town, Inc.	58,000	11,329
*	Newland Digital Technology Co. Ltd., Class A	17,900	45,855
	Nexteer Automotive Group Ltd.	346,000	256,378
	Nine Dragons Paper Holdings Ltd.	668,000	440,209
	Ninestar Corp., Class A	11,100	52,069
	Ningbo Construction Co. Ltd., Class A	28,900	20,395
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	6,200	27,379
	Ningbo Huaxiang Electronic Co. Ltd., Class A	21,900	42,500
	Ningbo Joyson Electronic Corp., Class A	25,200	67,215
	Ningbo Orient Wires & Cables Co. Ltd., Class A	6,400	41,668
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	7,281	51,231
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	30,922	67,837
	Ningbo Tuopu Group Co. Ltd., Class A	5,200	53,539
	Ningbo Xusheng Group Co. Ltd., Class A	5,488	19,610
	Ningbo Yunsheng Co. Ltd., Class A	34,900	39,317
	Ningxia Baofeng Energy Group Co. Ltd., Class A	59,600	118,307
	Ningxia Jiaze New Energy Co. Ltd., Class A	51,600	31,146
#*	NIO, Inc., ADR	15,478	236,813
#*	NIO, Inc., Class A	16,250	248,096
*	Niu Technologies, Sponsored ADR	9,365	41,112
	Noah Holdings Ltd., Sponsored ADR	2,647	40,287
	Norinco International Cooperation Ltd., Class A	35,880	81,786
	North Huajin Chemical Industries Co. Ltd., Class A	47,400	43,211
	North Industries Group Red Arrow Co. Ltd., Class A	17,500	43,288
	Northeast Pharmaceutical Group Co. Ltd., Class A	13,074	9,796
	Northeast Securities Co. Ltd., Class A	59,500	67,558
	Northking Information Technology Co. Ltd., Class A	8,232	23,437
*	NVC International Holdings Ltd.	1,091,000	13,084
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	8,200	9,721
*Ω	Ocumension Therapeutics	14,000	17,344
*	Offcn Education Technology Co. Ltd., Class A	4,700	3,016
	Offshore Oil Engineering Co. Ltd., Class A	83,400	73,177
	Olympic Circuit Technology Co. Ltd., Class A	6,400	15,680
	Oppein Home Group, Inc., Class A	4,200	63,279
	Opple Lighting Co. Ltd., Class A	10,400	29,671
	ORG Technology Co. Ltd., Class A	67,184	44,393

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Orient Group, Inc., Class A	113,200	$38,978
	Orient Overseas International Ltd.	39,500	660,053
Ω	Orient Securities Co. Ltd., Class H	158,400	99,211
*	Oriental Energy Co. Ltd., Class A	15,400	19,623
	Ovctek China, Inc., Class A	5,180	24,695
*	Overseas Chinese Town Asia Holdings Ltd.	90,000	7,372
	Pacific Online Ltd.	129,000	11,015
*	Pacific Securities Co. Ltd., Class A	58,200	32,609
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	15,500	43,458
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	91,500	52,665
	PAX Global Technology Ltd.	334,000	271,175
*	PCI Technology Group Co. Ltd., Class A	48,840	39,404
*	PDD Holdings, Inc., ADR	2,795	251,047
*Ω	Peijia Medical Ltd.	64,000	72,609
	Peking University Resources Holdings Co. Ltd.	648,000	11,295
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	113,300	33,002
	People's Insurance Co. Group of China Ltd. , Class H	1,098,000	422,718
	Perennial Energy Holdings Ltd.	80,000	12,359
	Perfect World Co. Ltd., Class A	17,000	35,746
	PetroChina Co. Ltd., Class H	3,612,000	2,648,450
	PharmaBlock Sciences Nanjing, Inc., Class A	1,800	12,871
Ω	Pharmaron Beijing Co. Ltd., Class H	53,175	139,253
	PhiChem Corp., Class A	7,100	17,579
*	Phoenix Media Investment Holdings Ltd.	556,000	18,928
	PICC Property & Casualty Co. Ltd., Class H	1,308,000	1,534,184
	Ping An Bank Co. Ltd., Class A	129,800	224,184
*Ω	Ping An Healthcare & Technology Co. Ltd.	111,500	295,574
	Ping An Insurance Group Co. of China Ltd., Class H	684,500	4,987,771
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	70,500	78,970
	PNC Process Systems Co. Ltd., Class A	3,840	16,719
	Poly Developments & Holdings Group Co. Ltd., Class A	31,800	63,455
	Poly Property Group Co. Ltd.	777,189	186,539
	Poly Property Services Co. Ltd., Class H	47,200	252,277
#Ω	Postal Savings Bank of China Co. Ltd., Class H	863,000	532,037
*	Pou Sheng International Holdings Ltd.	921,000	85,735
	Power Construction Corp. of China Ltd., Class A	119,400	100,353
	Prinx Chengshan Holding Ltd.	37,000	32,462
*	Productive Technologies Co. Ltd.	134,000	9,978
	Pylon Technologies Co. Ltd., Class A	1,938	48,141
*	Q Technology Group Co. Ltd.	154,000	67,747
	Qianhe Condiment & Food Co. Ltd., Class A	6,192	16,843
	Qifu Technology, Inc., ADR	29,424	587,303
	Qingdao East Steel Tower Stock Co. Ltd., Class A	17,100	18,679
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	8,600	18,555
	Qingdao Gon Technology Co. Ltd., Class A	4,700	16,342
	Qingdao Haier Biomedical Co. Ltd., Class A	3,256	21,754
	Qingdao Hanhe Cable Co. Ltd., Class A	53,333	30,110
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	4,340	11,557
Ω	Qingdao Port International Co. Ltd., Class H	81,000	42,966
*	Qingdao Rural Commercial Bank Corp., Class A	141,300	59,339
*	Qingdao Sentury Tire Co. Ltd., Class A	4,700	22,830
*	Qingdao TGOOD Electric Co. Ltd., Class A	14,200	39,284
	Qingdao Topscomm Communication, Inc., Class A	24,300	33,158
*	Qingling Motors Co. Ltd., Class H	330,000	33,851
	Qinhuangdao Port Co. Ltd., Class H	125,500	21,949
*	Qudian, Inc., Sponsored ADR	72,373	176,590
	Quectel Wireless Solutions Co. Ltd., Class A	6,440	51,627
#*	Radiance Holdings Group Co. Ltd.	65,000	36,184
	Rainbow Digital Commercial Co. Ltd., Class A	31,800	29,778

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Rastar Group, Class A	39,100	$20,627
	Raytron Technology Co. Ltd., Class A	3,690	23,960
#Ω	Red Star Macalline Group Corp. Ltd., Class H	176,268	72,061
#*Ω	Redco Properties Group Ltd.	656,000	111,872
	Renhe Pharmacy Co. Ltd., Class A	37,500	34,867
	Rianlon Corp., Class A	4,200	23,505
	Richinfo Technology Co. Ltd., Class A	11,600	34,410
*	Risen Energy Co. Ltd., Class A	21,400	69,179
*	RiseSun Real Estate Development Co. Ltd., Class A	117,500	49,997
	Riyue Heavy Industry Co. Ltd., Class A	7,000	17,819
*	Road King Infrastructure Ltd.	83,000	31,370
	Rockchip Electronics Co. Ltd., Class A	1,900	19,884
	Rongan Property Co. Ltd., Class A	57,100	26,626
	Rongsheng Petrochemical Co. Ltd., Class A	35,350	62,940
*	Roshow Technology Co. Ltd., Class A	36,600	38,165
	Ruida Futures Co. Ltd., Class A	9,100	22,965
	Runjian Co. Ltd., Class A	5,100	25,426
*	Sai Micro Electronics, Inc., Class A	11,900	42,301
	SAIC Motor Corp. Ltd., Class A	38,465	83,504
	Sailun Group Co. Ltd., Class A	35,700	56,251
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	30,204	15,903
*	Sangfor Technologies, Inc., Class A	900	14,244
	Sanquan Food Co. Ltd., Class A	14,960	34,528
	Sansteel Minguang Co. Ltd. Fujian, Class A	71,500	48,546
	Sansure Biotech, Inc., Class A	14,206	35,927
	Sany Heavy Equipment International Holdings Co. Ltd.	370,000	585,621
	Sany Heavy Industry Co. Ltd., Class A	33,700	83,842
	Satellite Chemical Co. Ltd., Class A	80,627	181,913
	SDIC Power Holdings Co. Ltd., Class A	35,400	63,050
	Sealand Securities Co. Ltd., Class A	106,219	63,525
*	Seazen Group Ltd.	890,761	200,596
*	Seazen Holdings Co. Ltd., Class A	22,200	51,262
	S-Enjoy Service Group Co. Ltd.	82,000	55,302
	SF Holding Co. Ltd., Class A	36,400	253,760
	SG Micro Corp., Class A	4,030	47,633
	Shaanxi Coal Industry Co. Ltd., Class A	173,700	395,294
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	134,550	153,270
	Shandong Bohui Paper Industrial Co. Ltd., Class A	12,200	11,667
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	27,542	78,642
*	Shandong Chenming Paper Holdings Ltd., Class H	114,250	37,428
	Shandong Dawn Polymer Co. Ltd., Class A	8,200	18,279
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	27,500	38,661
Ω	Shandong Gold Mining Co. Ltd., Class H	92,000	183,741
	Shandong Head Group Co. Ltd., Class A	6,900	18,517
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	15,300	67,824
	Shandong Hi-speed Co. Ltd., Class A	12,100	11,228
	Shandong Hi-Speed New Energy Group Ltd.	188,914	82,867
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	27,500	26,805
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	33,930	160,699
*	Shandong Humon Smelting Co. Ltd., Class A	22,300	36,713
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	5,600	16,210
	Shandong Linglong Tyre Co. Ltd., Class A	16,895	56,997
*	Shandong Longda Meishi Co. Ltd., Class A	15,800	17,944
	Shandong Nanshan Aluminum Co. Ltd., Class A	227,335	103,225
	Shandong Pharmaceutical Glass Co. Ltd., Class A	9,400	34,248
	Shandong Publishing & Media Co. Ltd., Class A	46,300	57,315
	Shandong Sun Paper Industry JSC Ltd., Class A	64,200	108,048
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	566,400	731,479
	Shandong Xiantan Co. Ltd., Class A	21,200	25,577

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	92,200	$69,412
	Shanghai 2345 Network Holding Group Co. Ltd., Class A	167,900	72,026
	Shanghai Aiko Solar Energy Co. Ltd., Class A	13,600	49,152
	Shanghai AJ Group Co. Ltd., Class A	48,900	39,921
	Shanghai AtHub Co. Ltd., Class A	12,320	38,758
	Shanghai Bailian Group Co. Ltd., Class A	25,500	48,900
	Shanghai Baolong Automotive Corp., Class A	3,100	24,369
	Shanghai Baosight Software Co. Ltd., Class A	6,170	41,518
	Shanghai Construction Group Co. Ltd., Class A	167,228	69,547
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	8,905	23,038
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	1,000	168
*	Shanghai Electric Group Co. Ltd., Class H	538,000	131,198
	Shanghai Electric Power Co. Ltd., Class A	16,600	23,920
	Shanghai Environment Group Co. Ltd., Class A	24,600	34,653
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	65,000	171,535
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	87,000	231,933
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	13,000	4,621
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	5,400	41,937
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	5,712	24,036
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	10,700	38,693
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	7,600	35,193
	Shanghai Industrial Holdings Ltd.	170,000	252,358
	Shanghai Industrial Urban Development Group Ltd.	1,013,600	58,649
	Shanghai International Port Group Co. Ltd., Class A	38,600	29,297
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	7,500	52,330
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	10,600	19,834
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	18,200	63,331
	Shanghai Liangxin Electrical Co. Ltd., Class A	16,600	26,971
	Shanghai Lingang Holdings Corp. Ltd., Class A	17,400	31,567
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	21,300	32,504
	Shanghai M&G Stationery, Inc., Class A	7,700	48,249
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	19,900	44,889
	Shanghai Medicilon, Inc., Class A	1,936	25,551
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	1,000	24,820
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	253,000	459,206
	Shanghai Pioneer Holding Ltd.	237,000	72,984
	Shanghai Pudong Construction Co. Ltd., Class A	21,500	20,295
	Shanghai Pudong Development Bank Co. Ltd., Class A	147,134	156,701
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	11,977	66,081
	Shanghai RAAS Blood Products Co. Ltd., Class A	96,000	95,884
*	Shanghai Runda Medical Technology Co. Ltd., Class A	12,100	22,782
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	26,000	39,404
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	6,500	33,791
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,300	24,240
	Shanghai Tunnel Engineering Co. Ltd., Class A	82,200	72,742
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	19,200	32,484
	Shanghai Wanye Enterprises Co. Ltd., Class A	14,160	37,412
	Shanghai Weaver Network Co. Ltd., Class A	2,160	22,014
	Shanghai Yaoji Technology Co. Ltd., Class A	9,800	45,413
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	3,700	7,633
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,570	64,458
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	41,300	90,167
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	28,700	21,425
	Shanxi Blue Flame Holding Co. Ltd., Class A	30,100	33,624
	Shanxi Coking Co. Ltd., Class A	56,160	41,219
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	129,200	164,251
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	42,510	52,771
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	70,500	161,419
	Shanxi Meijin Energy Co. Ltd., Class A	85,600	93,149

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanxi Securities Co. Ltd., Class A	61,360	$55,942
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	159,000	95,760
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	5,040	168,756
*	Shanying International Holding Co. Ltd., Class A	140,300	46,540
	Shede Spirits Co. Ltd., Class A	6,500	140,903
	Shenergy Co. Ltd., Class A	31,800	30,184
*	Shengda Resources Co. Ltd., Class A	12,200	22,092
	Shenghe Resources Holding Co. Ltd., Class A	28,400	50,261
*Ω	Shengjing Bank Co. Ltd., Class H	152,500	110,556
	Shengyi Technology Co. Ltd., Class A	28,131	62,768
	Shennan Circuits Co. Ltd., Class A	7,085	75,941
#Ω	Shenwan Hongyuan Group Co. Ltd., Class H	277,600	59,206
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,300	58,092
	Shenzhen Agricultural Products Group Co. Ltd., Class A	41,200	40,893
	Shenzhen Airport Co. Ltd., Class A	46,800	48,179
	Shenzhen Aisidi Co. Ltd., Class A	36,600	40,831
*	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	29,100	13,773
	Shenzhen Capchem Technology Co. Ltd., Class A	5,760	39,338
	Shenzhen Center Power Tech Co. Ltd., Class A	5,700	13,440
	Shenzhen Cereals Holdings Co. Ltd., Class A	21,100	24,080
	Shenzhen Changhong Technology Co. Ltd., Class A	4,600	11,334
	Shenzhen Das Intellitech Co. Ltd., Class A	35,900	17,596
	Shenzhen Desay Battery Technology Co., Class A	5,075	24,869
	Shenzhen Dynanonic Co. Ltd., Class A	1,664	25,733
	Shenzhen Ellassay Fashion Co. Ltd., Class A	7,000	12,958
	Shenzhen Energy Group Co. Ltd., Class A	33,500	32,213
	Shenzhen Envicool Technology Co. Ltd., Class A	10,470	41,662
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	34,280	51,309
	Shenzhen Expressway Corp. Ltd., Class H	178,000	153,902
	Shenzhen Gas Corp. Ltd., Class A	35,600	36,349
	Shenzhen Gongjin Electronics Co. Ltd., Class A	24,700	38,244
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	10,900	24,511
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	16,400	27,427
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	43,000	23,761
	Shenzhen Heungkong Holding Co. Ltd., Class A	67,300	22,041
	Shenzhen Huaqiang Industry Co. Ltd., Class A	16,100	26,985
	Shenzhen Inovance Technology Co. Ltd., Class A	6,600	65,660
	Shenzhen International Holdings Ltd.	560,555	525,950
	Shenzhen Investment Ltd.	1,293,262	258,112
	Shenzhen Jinjia Group Co. Ltd., Class A	35,900	34,188
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	26,500	20,157
*	Shenzhen Kangtai Biological Products Co. Ltd., Class A	13,720	56,296
	Shenzhen Kedali Industry Co. Ltd., Class A	3,100	55,204
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	5,300	15,454
	Shenzhen Kinwong Electronic Co. Ltd., Class A	14,300	46,951
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	11,700	55,009
	Shenzhen Megmeet Electrical Co. Ltd., Class A	8,600	39,068
	Shenzhen Microgate Technology Co. Ltd., Class A	11,900	14,300
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	4,621	191,777
	Shenzhen MTC Co. Ltd., Class A	130,000	96,300
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	82,000	36,846
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	2,400	19,018
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	50,400	27,023
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	112,906	77,691
	Shenzhen SED Industry Co. Ltd., Class A	11,400	47,895
	Shenzhen SEG Co. Ltd., Class A	23,000	22,197
	Shenzhen Senior Technology Material Co. Ltd., Class A	17,932	42,684
	Shenzhen Sunlord Electronics Co. Ltd., Class A	14,100	53,766
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	16,600	27,828

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Sunway Communication Co. Ltd., Class A	17,700	$46,615
	Shenzhen Tagen Group Co. Ltd., Class A	50,500	43,576
	Shenzhen Topband Co. Ltd., Class A	20,900	33,618
*	Shenzhen Weiguang Biological Products Co. Ltd., Class A	1,900	9,740
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	34,383	35,056
*	Shenzhen World Union Group, Inc., Class A	62,600	26,829
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	36,700	26,348
	Shenzhen Yinghe Technology Co. Ltd., Class A	12,800	44,722
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	11,600	13,576
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	16,700	60,183
	Shenzhen Zhenye Group Co. Ltd., Class A	50,900	36,468
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	78,200	63,204
	Shenzhou International Group Holdings Ltd.	66,500	705,885
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	48,550	48,883
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	17,640	61,649
*††	Shimao Group Holdings Ltd.	319,500	62,270
	Shinghwa Advanced Material Group Co. Ltd., Class A	3,100	26,072
	Shinva Medical Instrument Co. Ltd., Class A	10,200	41,025
	Shoucheng Holdings Ltd.	738,800	174,646
	Shougang Fushan Resources Group Ltd.	925,525	266,907
*	Shouhang High-Tech Energy Co. Ltd., Class A	58,700	27,193
	Shui On Land Ltd.	1,562,500	174,815
	Sichuan Chengfei Integration Technology Corp., Class A	7,200	22,730
	Sichuan Chuantou Energy Co. Ltd., Class A	16,200	32,791
	Sichuan Development Lomon Co. Ltd., Class A	39,300	47,276
	Sichuan Expressway Co. Ltd., Class H	138,000	40,948
*	Sichuan Haite High-tech Co. Ltd., Class A	23,100	31,437
	Sichuan Hebang Biotechnology Co. Ltd., Class A	207,700	75,933
*	Sichuan Hexie Shuangma Co. Ltd., Class A	11,400	30,130
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	3,510	15,931
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	18,419	71,237
*	Sichuan Lutianhua Co. Ltd., Class A	30,400	20,474
*	Sichuan New Energy Power Co. Ltd., Class A	20,600	42,068
	Sichuan Road & Bridge Group Co. Ltd., Class A	111,300	154,005
	Sichuan Swellfun Co. Ltd., Class A	4,400	46,494
	Sichuan Teway Food Group Co. Ltd., Class A	5,200	11,279
	Sichuan Yahua Industrial Group Co. Ltd., Class A	26,300	65,661
	Sieyuan Electric Co. Ltd., Class A	11,000	75,472
	Sihuan Pharmaceutical Holdings Group Ltd.	1,185,000	116,025
	SIIC Environment Holdings Ltd.	402,300	62,101
*	Silver Grant International Holdings Group Ltd.	676,000	22,723
Ω	Simcere Pharmaceutical Group Ltd.	171,000	161,822
	Sino Biopharmaceutical Ltd.	1,573,250	713,528
	Sino Wealth Electronic Ltd., Class A	6,292	25,423
	Sinocare, Inc., Class A	5,900	20,204
	Sinochem International Corp., Class A	74,300	59,847
	Sinofert Holdings Ltd.	910,000	122,885
	Sinofibers Technology Co. Ltd., Class A	6,400	37,483
*	Sinolink Worldwide Holdings Ltd.	533,600	9,953
	Sinoma International Engineering Co., Class A	27,000	51,010
	Sinoma Science & Technology Co. Ltd., Class A	39,550	128,149
	Sinomach Automobile Co. Ltd., Class A	14,500	17,700
	Sinomine Resource Group Co. Ltd., Class A	11,420	72,389
#*	Sino-Ocean Group Holding Ltd.	754,500	45,828
	Sinopec Engineering Group Co. Ltd., Class H	484,500	218,656
	Sinopec Kantons Holdings Ltd.	442,000	170,221
*	Sinopec Oilfield Service Corp., Class H	954,000	72,251
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	952,000	145,813
	Sinopharm Group Co. Ltd., Class H	489,200	1,540,584

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sino-Platinum Metals Co. Ltd., Class A	8,619	$18,621
	Sinoseal Holding Co. Ltd., Class A	2,800	16,672
	Sinosoft Co. Ltd., Class A	9,900	47,302
	Sinotrans Ltd., Class H	721,000	290,089
	Sinotruk Hong Kong Ltd.	408,000	857,264
	Sinotruk Jinan Truck Co. Ltd., Class A	20,440	51,140
*	Skshu Paint Co. Ltd., Class A	2,400	27,551
	Skyworth Digital Co. Ltd., Class A	21,087	45,702
	Skyworth Group Ltd.	444,825	203,283
Ω	Smoore International Holdings Ltd.	258,000	290,473
	Sobute New Materials Co. Ltd., Class A	5,400	10,871
*	SOHO China Ltd.	884,500	145,823
*	Sohu.com Ltd., ADR	5,397	66,599
	Solargiga Energy Holdings Ltd.	314,000	9,253
	Songcheng Performance Development Co. Ltd., Class A	21,000	39,454
	SooChow Securities Co. Ltd., Class A	22,620	28,731
*††	South Manganese Investment Ltd.	460,000	21,883
	Southwest Securities Co. Ltd., Class A	65,000	43,179
*	SPT Energy Group, Inc.	218,000	7,678
	SSY Group Ltd.	765,026	430,876
	State Grid Information & Communication Co. Ltd., Class A	12,300	29,495
*	STO Express Co. Ltd., Class A	26,000	42,457
	Sumavision Technologies Co. Ltd., Class A	15,900	13,201
	Sun Art Retail Group Ltd.	811,500	248,842
*	Sun King Technology Group Ltd.	278,000	67,439
	Sun-Create Electronics Co. Ltd., Class A	1,521	4,986
	Sunflower Pharmaceutical Group Co. Ltd., Class A	9,900	31,155
	Sunfly Intelligent Technology Co. Ltd., Class A	10,400	15,564
	Sungrow Power Supply Co. Ltd., Class A	2,200	34,381
	Suning Universal Co. Ltd., Class A	97,900	43,167
	Sunny Optical Technology Group Co. Ltd.	159,700	1,565,710
	Sunresin New Materials Co. Ltd., Class A	3,564	28,854
*††Ω	Sunshine 100 China Holdings Ltd.	272,000	2,406
*	Sunward Intelligent Equipment Co. Ltd., Class A	35,600	33,216
	Sunwoda Electronic Co. Ltd., Class A	22,982	52,965
	Suofeiya Home Collection Co. Ltd., Class A	11,900	31,951
	Suplet Power Co. Ltd., Class A	12,012	31,043
	Suzhou Anjie Technology Co. Ltd., Class A	14,500	27,580
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	32,800	103,148
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	62,300	43,101
	Suzhou Good-Ark Electronics Co. Ltd., Class A	12,600	22,406
	Suzhou Secote Precision Electronic Co. Ltd., Class A	3,500	16,437
#	SY Holdings Group Ltd.	49,500	33,309
	Symphony Holdings Ltd.	680,000	78,505
	SYoung Group Co. Ltd., Class A	8,100	24,177
	Taiji Computer Corp. Ltd., Class A	5,319	31,286
*	Tangrenshen Group Co. Ltd., Class A	38,200	39,243
	Tangshan Jidong Cement Co. Ltd., Class A	66,308	75,871
	TangShan Port Group Co. Ltd., Class A	160,437	83,522
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,000	45,262
*	Tansun Technology Co. Ltd., Class A	10,940	23,028
	Tayho Advanced Materials Group Co. Ltd., Class A	20,300	61,517
	TBEA Co. Ltd., Class A	86,450	198,520
	TCL Electronics Holdings Ltd.	327,666	167,324
*	TCL Technology Group Corp., Class A	83,000	49,885
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	33,375	135,996
*	Tech-Bank Food Co. Ltd., Class A	13,700	9,665
	Telling Telecommunication Holding Co. Ltd., Class A	9,300	11,886
	Tencent Holdings Ltd.	442,200	20,324,008

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Tencent Music Entertainment Group, ADR	146,656	$1,025,125
	Three's Co. Media Group Co. Ltd., Class A	3,933	43,368
	Thunder Software Technology Co. Ltd., Class A	1,190	15,056
	Tian An China Investment Co. Ltd.	148,000	77,701
	Tian Di Science & Technology Co. Ltd., Class A	122,500	97,989
#	Tian Lun Gas Holdings Ltd.	35,500	23,051
	Tiande Chemical Holdings Ltd.	68,000	13,292
	Tiangong International Co. Ltd.	390,000	128,295
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	9,700	38,183
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	120,000	42,568
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,900	58,733
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	7,300	40,060
	Tianjin Port Development Holdings Ltd.	1,006,000	74,977
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	6,700	17,552
	Tianjin Teda Co. Ltd., Class A	34,500	22,071
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	11,000	11,323
*	Tianma Microelectronics Co. Ltd., Class A	37,800	49,593
#	Tianneng Power International Ltd.	346,000	387,679
	Tianshan Aluminum Group Co. Ltd., Class A	91,100	89,618
	Tianshui Huatian Technology Co. Ltd., Class A	31,900	42,856
*††	Tianyun International Holdings Ltd.	138,000	52,965
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	5,300	17,790
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	3,300	24,367
*	Tibet Summit Resources Co. Ltd., Class A	15,300	39,037
*	Tibet Water Resources Ltd.	405,000	22,966
	Tingyi Cayman Islands Holding Corp.	598,000	923,485
*	Titan Wind Energy Suzhou Co. Ltd., Class A	30,700	61,294
	TK Group Holdings Ltd.	96,000	17,973
	Tofflon Science & Technology Group Co. Ltd., Class A	17,300	52,791
	Toly Bread Co. Ltd., Class A	29,131	43,073
	Tomson Group Ltd.	181,895	39,974
	Tong Ren Tang Technologies Co. Ltd., Class H	205,000	185,042
*	Tongcheng Travel Holdings Ltd.	234,400	568,798
*	Tongdao Liepin Group	28,000	33,968
	TongFu Microelectronics Co. Ltd., Class A	38,200	116,306
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	29,700	22,990
*	Tongkun Group Co. Ltd., Class A	23,600	49,347
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	43,400	26,445
	Tongling Nonferrous Metals Group Co. Ltd., Class A	153,150	69,770
	Tongwei Co. Ltd., Class A	46,237	225,558
	Tongyu Heavy Industry Co. Ltd., Class A	80,400	31,399
	Top Spring International Holdings Ltd.	91,000	8,199
*	Topchoice Medical Corp., Class A	2,200	35,575
*	Topsec Technologies Group, Inc., Class A	32,900	44,394
Ω	Topsports International Holdings Ltd.	607,000	561,092
	Towngas Smart Energy Co. Ltd.	240,564	116,760
*	TPV Technology Co. Ltd., Class A	145,100	46,725
	Transfar Zhilian Co. Ltd., Class A	55,900	44,059
	TravelSky Technology Ltd., Class H	192,000	368,718
*	Trigiant Group Ltd.	330,000	22,026
	Trina Solar Co. Ltd., Class A	11,930	62,968
*	Trip.com Group Ltd., ADR	23,527	965,548
*	Trip.com Group Ltd.	45,650	1,864,474
#*	Triumph New Energy Co. Ltd., Class H	38,000	29,067
	Truking Technology Ltd., Class A	19,000	37,458
	Truly International Holdings Ltd.	670,000	83,715
#Ω	Tsaker New Energy Tech Co. Ltd.	108,500	16,485
	Tsingtao Brewery Co. Ltd., Class H	86,000	773,341
#*	Tuniu Corp., Sponsored ADR	18,660	28,363

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	2,799	$36,575
	Unilumin Group Co. Ltd., Class A	33,796	37,372
	Uni-President China Holdings Ltd.	628,000	542,963
	Unisplendour Corp. Ltd., Class A	21,300	81,425
*	United Energy Group Ltd.	3,440,000	434,569
*	United Strength Power Holdings Ltd.	30,000	19,972
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	23,800	48,185
	Valiant Co. Ltd., Class A	15,700	40,315
	Vats Liquor Chain Store Management JSC Ltd., Class A	8,000	29,214
Ω	VCredit Holdings Ltd.	23,000	8,420
#*Ω	Venus MedTech Hangzhou, Inc., Class H	69,500	65,065
	Victory Giant Technology Huizhou Co. Ltd., Class A	19,700	62,263
	Vinda International Holdings Ltd.	95,000	191,950
*	Viomi Technology Co. Ltd., ADR	5,324	5,430
*	Vipshop Holdings Ltd., ADR	144,094	2,713,290
*Ω	Viva Biotech Holdings	280,000	61,968
*	Vnet Group, Inc., ADR	32,709	97,146
	Walvax Biotechnology Co. Ltd., Class A	3,000	11,405
	Wangneng Environment Co. Ltd., Class A	12,800	29,151
	Wangsu Science & Technology Co. Ltd., Class A	58,700	55,891
	Wanhua Chemical Group Co. Ltd., Class A	31,100	426,350
	Want Want China Holdings Ltd.	1,279,000	891,940
	Wanxiang Qianchao Co. Ltd., Class A	70,300	54,928
	Wasion Holdings Ltd.	212,000	82,636
	Wasu Media Holding Co. Ltd., Class A	48,500	60,357
	Weibo Corp., Sponsored ADR	20,577	324,088
	Weichai Power Co. Ltd., Class H	787,000	1,165,899
	Weifu High-Technology Group Co. Ltd., Class A	15,900	39,806
	Weihai Guangwei Composites Co. Ltd., Class A	14,160	60,183
*	Weiqiao Textile Co., Class H	176,000	30,974
	Wellhope Foods Co. Ltd., Class A	19,600	26,568
	Wens Foodstuffs Group Co. Ltd., Class A	57,100	151,982
	West China Cement Ltd.	1,300,000	133,631
	Western Securities Co. Ltd., Class A	63,600	64,048
	Western Superconducting Technologies Co. Ltd., Class A	4,368	32,369
	Wharf Holdings Ltd.	357,000	837,622
*	WiMi Hologram Cloud, Inc., ADR	1,739	2,035
	Winall Hi-Tech Seed Co. Ltd., Class A	15,600	25,213
	Wingtech Technology Co. Ltd., Class A	5,300	34,527
	Winner Medical Co. Ltd., Class A	9,300	56,603
	Winning Health Technology Group Co. Ltd., Class A	29,300	31,353
	Wolong Electric Group Co. Ltd., Class A	27,800	50,437
	Wuchan Zhongda Group Co. Ltd., Class A	121,200	87,081
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	12,800	17,412
	Wuhan Guide Infrared Co. Ltd., Class A	30,903	35,561
*	Wuhan P&S Information Technology Co. Ltd., Class A	45,100	31,952
	Wuhu Token Science Co. Ltd., Class A	56,700	48,929
	Wuliangye Yibin Co. Ltd., Class A	22,600	574,088
	WUS Printed Circuit Kunshan Co. Ltd., Class A	35,423	108,817
	Wushang Group Co. Ltd., Class A	15,200	21,848
Ω	WuXi AppTec Co. Ltd., Class H	41,539	395,136
*Ω	Wuxi Biologics Cayman, Inc.	149,500	862,734
*	Wuxi Boton Technology Co. Ltd., Class A	6,600	19,249
*	Wuxi Taiji Industry Co. Ltd., Class A	58,300	58,813
	Wuxi Xinje Electric Co. Ltd., Class A	3,000	17,357
	XCMG Construction Machinery Co. Ltd., Class A	113,800	112,670
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	212,000	124,460
	Xiamen C & D, Inc., Class A	58,800	92,414
	Xiamen Faratronic Co. Ltd., Class A	2,600	49,082

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xiamen International Airport Co. Ltd., Class A	7,280	$15,158
	Xiamen Intretech, Inc., Class A	21,020	56,561
	Xiamen ITG Group Corp. Ltd., Class A	48,620	54,003
	Xiamen Jihong Technology Co. Ltd., Class A	9,000	23,641
	Xiamen Kingdomway Group Co., Class A	12,523	33,497
	Xiamen Tungsten Co. Ltd., Class A	24,400	65,201
	Xiamen Xiangyu Co. Ltd., Class A	52,100	60,704
*	Xi'an Tian He Defense Technology Co. Ltd., Class A	14,100	21,559
	Xi'an Triangle Defense Co. Ltd., Class A	9,800	43,517
	Xiandai Investment Co. Ltd., Class A	58,000	35,321
	Xiangcai Co. Ltd., Class A	15,100	18,385
	Xianhe Co. Ltd., Class A	10,700	33,941
#*Ω	Xiaomi Corp., Class B	1,506,000	2,395,867
	Xilinmen Furniture Co. Ltd., Class A	8,700	32,505
*	Xinfengming Group Co. Ltd., Class A	40,600	69,672
	Xingda International Holdings Ltd.	396,904	73,977
	Xingfa Aluminium Holdings Ltd.	55,000	47,275
*	Xinhu Zhongbao Co. Ltd., Class A	168,300	65,291
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	129,000	97,785
	Xinhuanet Co. Ltd., Class A	8,300	32,523
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	5,280	19,691
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	288,000	42,656
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	51,100	52,948
#*	Xinte Energy Co. Ltd., Class H	116,000	229,956
*	Xinxiang Chemical Fiber Co. Ltd., Class A	39,900	19,163
	Xinxiang Richful Lube Additive Co. Ltd., Class A	4,940	34,781
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	103,000	62,164
	Xinyi Energy Holdings Ltd.	381,245	117,461
	Xinyi Solar Holdings Ltd.	980,273	1,064,425
	Xinyu Iron & Steel Co. Ltd., Class A	95,802	59,323
*	Xiwang Foodstuffs Co. Ltd., Class A	29,300	19,542
#*	XPeng, Inc., Class A	109,200	1,164,828
	Xtep International Holdings Ltd.	444,607	495,491
	Xuji Electric Co. Ltd., Class A	15,700	49,922
*	Xunlei Ltd., ADR	27,524	56,424
Ω	Yadea Group Holdings Ltd.	402,000	914,814
	Yanchang Petroleum International Ltd.	79,000	4,993
	Yangling Metron New Material, Inc., Class A	7,820	48,868
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	36,500	56,102
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	8,400	50,523
	Yankershop Food Co. Ltd., Class A	5,400	64,690
	Yankuang Energy Group Co. Ltd., Class H	657,000	989,184
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	6,900	31,509
	Yantai China Pet Foods Co. Ltd., Class A	6,800	23,890
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	12,900	26,892
	Yantai Eddie Precision Machinery Co. Ltd., Class A	13,900	36,231
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	13,800	54,141
*	YanTai Shuangta Food Co. Ltd., Class A	9,700	6,819
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	3,600	17,276
*	Yeahka Ltd.	20,000	49,085
	Yealink Network Technology Corp. Ltd., Class A	10,080	53,103
	Yeebo International Holdings Ltd.	76,000	28,465
	YGSOFT, Inc., Class A	22,752	21,643
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	156,200	150,852
*	Yifan Pharmaceutical Co. Ltd., Class A	27,300	53,224
	Yifeng Pharmacy Chain Co. Ltd., Class A	5,180	27,572
	Yihai International Holding Ltd.	183,000	421,585
	Yintai Gold Co. Ltd., Class A	44,860	82,148
	Yip's Chemical Holdings Ltd.	84,000	21,142

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Yiren Digital Ltd., Sponsored ADR	18,856	$50,534
Ω	Yixin Group Ltd.	251,000	28,506
	Yixintang Pharmaceutical Group Co. Ltd., Class A	12,900	46,313
	Yonfer Agricultural Technology Co. Ltd., Class A	33,700	54,754
	YongXing Special Materials Technology Co. Ltd., Class A	12,650	95,982
	Yonyou Network Technology Co. Ltd., Class A	4,300	11,370
	Yotrio Group Co. Ltd., Class A	69,200	39,816
	Youngor Group Co. Ltd., Class A	66,020	65,993
	YTO Express Group Co. Ltd., Class A	55,100	121,363
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	12,000	27,439
	Yuexiu Property Co. Ltd.	670,800	885,242
	Yuexiu Real Estate Investment Trust	41,589	8,569
	Yuexiu Transport Infrastructure Ltd.	238,000	129,039
	Yum China Holdings, Inc.	40,620	2,478,856
	Yunda Holding Co. Ltd., Class A	78,810	114,701
	Yunnan Aluminium Co. Ltd., Class A	64,800	134,869
	Yunnan Baiyao Group Co. Ltd., Class A	4,900	36,936
	Yunnan Copper Co. Ltd., Class A	41,200	69,894
*	Yunnan Energy New Material Co. Ltd., Class A	4,800	64,943
	Yunnan Tin Co. Ltd., Class A	46,900	109,366
	Yusys Technologies Co. Ltd., Class A	17,600	41,436
	Yutong Bus Co. Ltd., Class A	43,440	84,507
	Zangge Mining Co. Ltd., Class A	3,300	11,126
	ZBOM Home Collection Co. Ltd., Class A	7,056	25,942
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	1,500	60,960
	Zhaojin Mining Industry Co. Ltd., Class H	274,000	395,270
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	8,500	22,808
	Zhefu Holding Group Co. Ltd., Class A	68,000	40,933
*	Zhejiang Century Huatong Group Co. Ltd., Class A	54,880	40,614
	Zhejiang China Commodities City Group Co. Ltd., Class A	53,600	63,863
	Zhejiang Chint Electrics Co. Ltd., Class A	11,102	44,062
	Zhejiang Communications Technology Co. Ltd., Class A	32,620	20,421
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	25,400	19,452
	Zhejiang Crystal-Optech Co. Ltd., Class A	30,600	49,272
	Zhejiang Dahua Technology Co. Ltd., Class A	21,744	66,867
	Zhejiang Dingli Machinery Co. Ltd., Class A	8,880	73,454
	Zhejiang Expressway Co. Ltd., Class H	298,000	239,353
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	8,900	15,087
	Zhejiang Hailiang Co. Ltd., Class A	63,100	109,274
	Zhejiang Hangmin Co. Ltd., Class A	18,000	20,930
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	35,400	39,193
	Zhejiang Huace Film & Television Co. Ltd., Class A	40,800	39,107
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	17,000	43,822
	Zhejiang Huayou Cobalt Co. Ltd., Class A	10,180	71,902
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	38,900	52,761
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	11,200	30,425
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,800	23,861
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	6,300	54,523
*	Zhejiang Jingu Co. Ltd., Class A	27,500	29,126
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	25,160	41,198
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	18,400	45,683
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	21,000	79,273
	Zhejiang Juhua Co. Ltd., Class A	44,800	93,608
	Zhejiang Medicine Co. Ltd., Class A	26,043	41,110
	Zhejiang Meida Industrial Co. Ltd., Class A	14,800	23,161
*	Zhejiang Narada Power Source Co. Ltd., Class A	7,700	18,950
	Zhejiang NHU Co. Ltd., Class A	38,676	89,405
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	62,690	37,298
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	3,296	18,500

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	9,600	$23,887
	Zhejiang Runtu Co. Ltd., Class A	37,200	36,884
	Zhejiang Semir Garment Co. Ltd., Class A	67,100	60,951
	Zhejiang Southeast Space Frame Co. Ltd., Class A	20,100	19,956
	Zhejiang Supor Co. Ltd., Class A	8,250	57,783
	Zhejiang Tiantie Industry Co. Ltd., Class A	17,409	18,438
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	7,380	24,570
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	41,400	37,803
*	Zhejiang Wanliyang Co. Ltd., Class A	40,300	53,058
	Zhejiang Wanma Co. Ltd., Class A	18,100	28,023
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	24,477	62,320
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	23,500	71,378
*	Zhejiang Windey Co. Ltd., Class A	8,190	15,302
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,200	38,176
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	17,400	30,577
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	22,120	36,388
	Zhejiang Yankon Group Co. Ltd., Class A	40,200	20,994
	Zhejiang Yasha Decoration Co. Ltd., Class A	25,400	18,212
	Zhejiang Yinlun Machinery Co. Ltd., Class A	23,500	56,611
	Zhejiang Yongtai Technology Co. Ltd., Class A	17,200	37,123
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	99,800	91,195
	Zheshang Securities Co. Ltd., Class A	34,300	52,206
*	Zhong An Group Ltd.	1,185,000	24,605
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	92,400	302,811
	Zhongji Innolight Co. Ltd., Class A	2,900	52,022
	Zhongjin Gold Corp. Ltd., Class A	30,000	44,738
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	52,500	41,915
	Zhongshan Public Utilities Group Co. Ltd., Class A	20,300	23,022
	Zhongsheng Group Holdings Ltd.	202,000	709,718
*	Zhongtian Financial Group Co. Ltd., Class A	187,255	10,481
	Zhongyu Energy Holdings Ltd.	189,477	137,323
	Zhongyuan Environment-Protection Co. Ltd., Class A	18,500	20,818
#*Ω	Zhou Hei Ya International Holdings Co. Ltd.	319,000	134,445
*	Zhuguang Holdings Group Co. Ltd.	206,000	18,270
	Zhuhai Huafa Properties Co. Ltd., Class A	66,300	102,258
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	75,600	301,386
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	9,600	52,354
	Zhuzhou Kibing Group Co. Ltd., Class A	73,800	94,693
	Zijin Mining Group Co. Ltd., Class H	918,000	1,585,500
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	406,800	222,717
	ZTE Corp., Class H	62,960	230,423
	ZTO Express Cayman, Inc., ADR	31,711	881,566
	ZTO Express Cayman, Inc.	4,500	124,640
TOTAL CHINA			291,974,704
COLOMBIA — (0.0%)
	BAC Holding International Corp.	90,297	5,101
	Banco de Bogota SA	4,188	32,577
	Bancolombia SA, Sponsored ADR	6,041	184,613
	Bancolombia SA	11,677	99,408
	Celsia SA ESP	63,916	43,035
	Cementos Argos SA	77,531	69,997
*	CEMEX Latam Holdings SA	45,944	39,745
	Corp. Financiera Colombiana SA	28,515	111,704
	Ecopetrol SA	285,711	167,011
	Grupo Argos SA	65,580	161,818
	Grupo de Inversiones Suramericana SA	1,778	16,778
	Grupo Energia Bogota SA ESP	61,864	27,847
	Interconexion Electrica SA ESP	26,490	115,999

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
COLOMBIA — (Continued)
	Mineros SA	60,974	$29,702
	Promigas SA ESP	11,599	13,915
TOTAL COLOMBIA			1,119,250
CZECH REPUBLIC — (0.0%)
	CEZ AS	18,562	820,782
	Komercni Banka AS	9,798	320,887
Ω	Moneta Money Bank AS	77,132	303,273
	Philip Morris CR AS	62	48,326
TOTAL CZECH REPUBLIC			1,493,268
DENMARK — (1.8%)
*	ALK-Abello AS	37,080	403,745
	Alm Brand AS	295,280	470,604
*	Ambu AS, Class B	36,989	545,728
	AP Moller - Maersk AS, Class A	233	468,476
	AP Moller - Maersk AS, Class B	283	581,340
#*	Bang & Olufsen AS	38,004	59,739
	BankNordik P/F	1,133	25,325
*	Bavarian Nordic AS	21,834	468,449
#*	Bioporto AS	51,729	9,659
*	Brodrene Hartmann AS	1,239	51,807
	Carlsberg AS, Class B	13,795	2,069,003
#	cBrain AS	802	17,709
*	Chemometec AS	3,355	225,139
	Chr Hansen Holding AS	22,052	1,666,329
	Coloplast AS, Class B	17,136	2,130,114
	Columbus AS	29,642	28,148
	D/S Norden AS	14,223	712,487
*	Danske Bank AS	82,240	1,952,794
*	Demant AS	21,151	841,699
	Dfds AS	13,818	495,380
	DSV AS	14,444	2,890,847
	FLSmidth & Co. AS	16,862	797,804
*	Genmab AS	5,126	2,112,935
*	GN Store Nord AS	44,914	1,197,622
	H Lundbeck AS	93,931	466,222
	H Lundbeck AS, Class A	13,747	61,651
#*	H+H International AS, Class B	9,383	117,345
#*	Huscompagniet AS	3,255	26,306
	ISS AS	48,840	986,872
	Jeudan AS	1,549	58,073
*	Jyske Bank AS	23,137	1,750,191
	Matas AS	11,391	167,393
#*Ω	Netcompany Group AS	14,367	666,897
*	Nilfisk Holding AS	5,306	99,934
*	NKT AS	17,467	997,999
*Ω	NNIT AS	1,070	12,879
	North Media AS	2,639	24,521
	Novo Nordisk AS, Class B	142,160	22,923,612
	Novozymes AS, Class B	15,493	777,025
*	NTG Nordic Transport Group AS, Class A	2,754	171,870
Ω	Orsted AS	6,113	531,950
	Pandora AS	38,224	3,823,620
	Parken Sport & Entertainment AS	2,257	36,640
	Per Aarsleff Holding AS	8,213	389,835
	Ringkjoebing Landbobank AS	9,915	1,411,088
	Rockwool AS, Class A	1,772	474,238

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Rockwool AS, Class B	2,790	$750,396
	Royal Unibrew AS	19,787	1,710,247
*	RTX AS	3,370	51,502
Ω	Scandinavian Tobacco Group AS, Class A	23,976	417,053
	Schouw & Co. AS	5,347	424,290
	SimCorp AS	15,314	1,642,067
	Solar AS, Class B	2,972	222,167
	SP Group AS	1,724	59,410
	Spar Nord Bank AS	38,522	612,524
	Sparekassen Sjaelland-Fyn AS	1,733	46,542
	Sydbank AS	27,804	1,333,431
	Tivoli AS	652	73,498
	Topdanmark AS	16,517	748,714
	TORM PLC, Class A	14,637	360,267
	Tryg AS	50,596	998,957
	UIE PLC	6,390	171,059
*	Vestas Wind Systems AS	62,345	1,667,508
*	Zealand Pharma AS	10,675	370,452
TOTAL DENMARK			67,859,127
EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	121,020	145,688
*	EFG Holding S.A.E., GDR	8,263	6,362
TOTAL EGYPT			152,050
FINLAND — (0.9%)
	Aktia Bank Oyj	18,893	195,294
	Alma Media Oyj	9,053	90,245
	Anora Group Oyj	1,614	8,378
	Atria Oyj	5,381	56,688
#	Bittium Oyj	6,855	30,025
	Cargotec Oyj, Class B	11,454	547,047
	Caverion Oyj	7,388	69,556
#	Citycon Oyj	15,706	97,497
	Digia Oyj	4,257	27,238
	Elisa Oyj	28,446	1,483,897
Ω	Enento Group Oyj	1,242	30,134
	eQ Oyj	496	9,303
*	Finnair Oyj	60,042	37,173
#	Fiskars Oyj Abp	10,162	181,137
	Fortum Oyj	93,595	1,267,018
	F-Secure Oyj	25,473	62,757
	Gofore Oyj	1,003	23,817
	Harvia Oyj	3,359	87,857
*	HKScan Oyj, Class A	20,452	16,628
	Huhtamaki Oyj	43,186	1,535,155
*	Incap Oyj	4,186	49,369
#	Kamux Corp.	6,742	38,783
	Kemira Oyj	63,238	991,929
	Kesko Oyj, Class A	25,876	518,338
	Kesko Oyj, Class B	85,416	1,709,062
	Kojamo Oyj	28,584	279,272
	Kone Oyj, Class B	37,069	1,901,373
	Konecranes Oyj	29,775	1,082,222
#	Lassila & Tikanoja Oyj	13,891	149,130
	Marimekko Oyj	7,817	77,361
#	Metsa Board Oyj, Class A	945	9,699
#	Metsa Board Oyj, Class B	59,913	483,370

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Metso Oyj	145,047	$1,648,324
	Musti Group Oyj	3,474	68,148
	Neste Oyj	34,558	1,272,255
	Nokia Oyj	433,923	1,705,766
#	Nokia Oyj, Sponsored ADR	124,601	490,928
	Nokian Renkaat Oyj	52,616	489,390
	Nordea Bank Abp	204,982	2,320,065
	Olvi Oyj, Class A	5,575	177,446
	Oma Saastopankki Oyj	1,744	41,932
	Oriola Oyj, Class A	5,192	6,781
	Oriola Oyj, Class B	53,784	65,500
	Orion Oyj, Class A	8,341	325,327
	Orion Oyj, Class B	32,818	1,261,232
	Outokumpu Oyj	140,430	726,536
*	Pihlajalinna Oyj	3,618	34,356
	Ponsse Oyj	3,929	137,784
	Puuilo Oyj	2,598	21,239
*	QT Group Oyj	4,988	413,722
	Raisio Oyj, Class V	32,276	68,233
	Rapala VMC Oyj	4,345	15,170
	Revenio Group Oyj	7,382	261,147
	Sampo Oyj, Class A	36,247	1,597,283
	Sanoma Oyj	44,630	353,102
	Scanfil Oyj	2,546	29,337
	Stora Enso Oyj, Class R	117,650	1,442,302
	Taaleri Oyj	2,827	30,204
	Talenom Oyj	1,450	10,613
Ω	Terveystalo Oyj	22,011	178,668
	TietoEVRY Oyj	33,643	858,320
	Tokmanni Group Corp.	24,258	374,621
	UPM-Kymmene Oyj	78,731	2,606,600
	Uponor Oyj	16,645	526,715
	Vaisala Oyj, Class A	5,488	222,540
	Valmet Oyj	61,452	1,630,059
#	Verkkokauppa.com Oyj	1,289	3,761
	Wartsila Oyj Abp	62,469	784,788
*	WithSecure Oyj	26,041	28,727
#	YIT Oyj	51,764	124,898
TOTAL FINLAND			35,500,571
FRANCE — (5.8%)
	ABC arbitrage	10,604	69,281
	Accor SA	39,953	1,507,508
	Aeroports de Paris	3,714	512,874
*	Air France-KLM	152,840	263,935
	Air Liquide SA	18,528	3,331,223
	Airbus SE	44,835	6,604,196
	AKWEL	4,438	79,904
Ω	ALD SA	66,382	705,274
	Alstom SA	62,813	1,923,350
	Altamir	4,354	131,626
	Alten SA	9,816	1,413,836
Ω	Amundi SA	12,273	753,138
	Arkema SA	26,817	2,891,918
	Assystem SA	2,373	119,395
*	Atos SE	33,872	351,843
	Aubay	3,407	159,981
	AXA SA	141,282	4,342,846
	Axway Software SA	3,324	87,305

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Bastide le Confort Medical	1,878	$56,806
	Beneteau SA	11,780	192,328
	Bigben Interactive	6,565	34,180
	BioMerieux	6,767	726,433
	BNP Paribas SA	75,527	4,980,839
	Boiron SA	2,514	139,108
	Bollore SE	192,166	1,215,012
#	Bonduelle SCA	6,634	78,962
*††	Bourbon Corp.	4,401	0
	Bouygues SA	62,481	2,238,166
#	Bureau Veritas SA	75,958	2,086,094
	Capgemini SE	31,324	5,676,490
	Carrefour SA	182,950	3,657,377
#*	Casino Guichard Perrachon SA	18,513	48,258
	Catana Group	7,299	59,142
	CBo Territoria	9,164	35,977
#	Cegedim SA	2,736	64,362
*	CGG SA	285,967	201,195
	Chargeurs SA	6,313	77,621
	Cie de Saint-Gobain	91,785	6,207,544
	Cie des Alpes	10,644	156,529
	Cie Generale des Etablissements Michelin SCA	144,300	4,725,400
	Cie Plastic Omnium SA	23,047	448,835
#*	Claranova SE	4,482	7,508
#	Clariane SE	31,391	244,435
	Coface SA	41,198	603,505
	Credit Agricole SA	102,161	1,268,367
	Danone SA	34,118	2,083,475
	Dassault Aviation SA	2,660	516,735
	Dassault Systemes SE	13,035	557,098
	Derichebourg SA	50,289	310,054
	Edenred	28,693	1,863,621
	Eiffage SA	35,461	3,689,275
*	Ekinops SAS	1,330	11,709
	Electricite de Strasbourg SA	236	24,127
*Ω	Elior Group SA	49,560	126,310
	Elis SA	68,675	1,418,833
	Engie SA	248,772	4,081,185
	Equasens	1,161	106,859
	Eramet SA	3,410	287,109
*	ESI Group	121	19,771
	EssilorLuxottica SA	11,553	2,324,177
	Etablissements Maurel et Prom SA	23,457	110,630
	Eurazeo SE	12,738	777,779
*	Euroapi SA	1,821	21,249
	Eurofins Scientific SE	30,343	2,086,888
Ω	Euronext NV	26,067	1,984,055
#	Eutelsat Communications SA	56,099	377,892
*	Exail Technologies SA	859	17,517
	Exclusive Networks SA	3,843	82,019
	Exel Industries, Class A	664	39,283
#	Fnac Darty SA	7,600	264,946
*	Forvia	49,323	1,239,007
	Gaztransport Et Technigaz SA	10,294	1,255,490
#*	Genfit SA	5,909	21,641
	Getlink SE	34,722	610,321
*	GL Events	2,338	47,338
	Groupe Crit	1,957	168,737
#	Guerbet	2,805	65,885

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
*	Haulotte Group SA	4,122	$13,739
	Hermes International	2,241	4,959,926
	HEXAOM	1,748	29,202
*	ID Logistics Group	1,050	301,095
	Imerys SA	14,116	490,181
	Infotel SA	870	50,481
	Ipsen SA	10,463	1,318,619
	IPSOS	18,653	932,463
#	Jacquet Metals SACA	5,320	106,148
*	JCDecaux SE	25,274	473,615
	Kaufman & Broad SA	5,175	142,465
	Kering SA	5,832	3,348,532
Ω	La Francaise des Jeux SAEM	23,361	891,861
	Lacroix Group SA	96	3,922
	Laurent-Perrier	567	76,695
	Lectra	12,530	399,064
	Legrand SA	20,651	2,070,360
	Linedata Services	520	32,712
	LISI	3,575	93,446
#	LNA Sante SA	2,659	85,610
	L'Oreal SA	15,803	7,350,124
*	Lumibird	527	8,926
	LVMH Moet Hennessy Louis Vuitton SE	21,810	20,256,420
Ω	Maisons du Monde SA	11,816	124,065
	Manitou BF SA	3,915	113,005
	Mersen SA	8,753	411,975
	Metropole Television SA	9,947	140,508
#*	Nacon SA	4,267	9,304
Ω	Neoen SA	9,401	309,117
	Nexans SA	10,687	948,795
#	Nexity SA	17,096	289,476
	NRJ Group	7,862	59,463
	Oeneo SA	10,332	155,651
#*	OL Groupe SA	7,499	24,720
	Orange SA	550,622	6,224,140
	Pernod Ricard SA	3,731	822,579
*	Pierre Et Vacances SA	24,616	41,856
*	Plastiques Du Val De Loire	4,753	14,948
*	Prodways Group SA	1,508	3,143
	Publicis Groupe SA	39,525	3,186,718
	Quadient SA	14,264	318,006
#*††	Recylex SA	5,631	0
#	Remy Cointreau SA	2,529	434,124
	Renault SA	50,417	2,214,397
	Rexel SA	90,924	2,193,292
	Robertet SA	100	91,132
	Rothschild & Co.	11,673	495,894
	Rubis SCA	19,038	469,446
	Safran SA	22,779	3,781,613
	Sanofi	46,172	4,925,838
	Sartorius Stedim Biotech	1,722	538,764
	Savencia SA	1,976	117,782
	Schneider Electric SE	20,037	3,574,312
	SCOR SE	56,733	1,695,492
	SEB SA	7,196	805,563
	Seche Environnement SA	911	116,645
	SES SA	146,807	951,089
#*	SES-imagotag SA	251	32,462
*Ω	SMCP SA	11,700	87,787

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Societe BIC SA	9,439	$577,051
	Societe Generale SA	96,106	2,613,769
	Societe LDC SA	388	54,148
	Societe pour l'Informatique Industrielle	3,659	214,051
	Sodexo SA	16,793	1,722,582
*	SOITEC	4,158	817,149
	Sopra Steria Group SACA	7,112	1,546,399
	SPIE SA	40,989	1,230,406
	Stef SA	2,121	257,103
	STMicroelectronics NV	49,318	2,637,840
	STMicroelectronics NV	27,076	1,453,440
	Sword Group	2,456	114,775
	Synergie SE	3,392	122,911
	Technicolor Creative Studios SA	273	766
	Technip Energies NV	47,172	1,075,144
	Teleperformance	9,074	1,316,082
#	Television Francaise 1	16,669	136,316
	Thales SA	11,146	1,667,328
	Thermador Groupe	1,402	124,267
	Tikehau Capital SCA	7,753	197,305
	Totalenergies EP Gabon	398	78,732
	TotalEnergies SE	358,432	21,777,076
	Trigano SA	4,185	612,814
*	Ubisoft Entertainment SA	34,989	1,176,739
	Valeo	81,800	1,849,022
*	Vallourec SA	44,026	574,395
#*	Vantiva SA	27,250	5,743
	Veolia Environnement SA, ADR	2,434	39,772
	Veolia Environnement SA	46,913	1,527,438
Ω	Verallia SA	24,702	1,094,926
	Vetoquinol SA	997	101,155
	Vicat SA	7,099	241,313
	Vinci SA	41,039	4,819,923
	Virbac SA	1,167	359,450
	Vivendi SE	155,807	1,391,099
*	Voltalia SA	3,158	54,872
	Vranken-Pommery Monopole SA	1,450	28,549
	Wavestone	2,037	120,931
*Ω	Worldline SA	51,725	2,050,338
*Ω	X-Fab Silicon Foundries SE	12,661	153,464
#*	Xilam Animation SA	1,060	29,131
TOTAL FRANCE			222,195,342
GERMANY — (4.5%)
	1&1 AG	8,935	101,866
	7C Solarparken AG	13,006	54,348
	Adesso SE	970	113,290
	Adidas AG	13,918	2,809,836
	All for One Group SE	816	35,080
#	Allgeier SE	1,536	40,755
	Allianz SE	26,533	6,341,370
	Allianz SE, ADR	8,983	214,424
	Amadeus Fire AG	1,665	197,732
*	Aroundtown SA	161,847	251,447
	Atoss Software AG	1,346	326,828
	Aurubis AG	14,817	1,394,757
#*Ω	Auto1 Group SE	8,828	95,132
	BASF SE	113,876	6,105,006
	Basler AG	4,284	70,247

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Bayer AG, Sponsored ADR	1,092	$15,943
	Bayer AG	139,798	8,175,866
	Bayerische Motoren Werke AG	41,911	5,111,045
	BayWa AG	6,370	266,954
	Bechtle AG	28,302	1,245,673
Ω	Befesa SA	5,912	226,574
	Beiersdorf AG	2,895	374,918
	Bertrandt AG	2,149	112,852
	Bijou Brigitte AG	1,462	73,796
	Bilfinger SE	13,078	473,479
*	Borussia Dortmund GmbH & Co. KGaA	16,959	80,985
	Brenntag SE	45,305	3,514,971
	CANCOM SE	7,380	212,491
	Carl Zeiss Meditec AG	3,404	394,458
*	CECONOMY AG	58,585	175,547
	CENIT AG	2,982	41,294
	Cewe Stiftung & Co. KGAA	3,602	372,282
*	Cherry SE	1,642	8,151
	Commerzbank AG	286,095	3,422,119
	CompuGroup Medical SE & Co. KgaA	9,159	465,147
	Continental AG	17,707	1,413,721
*Ω	Covestro AG	51,830	2,784,250
	CropEnergies AG	12,538	126,136
	CTS Eventim AG & Co. KGaA	18,326	1,250,676
	Daimler Truck Holding AG	82,576	3,099,101
*Ω	Delivery Hero SE	10,904	494,929
	Dermapharm Holding SE	5,896	288,008
	Deutsche Bank AG	255,428	2,832,472
	Deutsche Beteiligungs AG	7,006	233,422
	Deutsche Boerse AG	12,356	2,367,428
	Deutsche EuroShop AG	1,512	36,858
*	Deutsche Lufthansa AG	125,694	1,267,782
Ω	Deutsche Pfandbriefbank AG	53,506	445,325
	Deutsche Telekom AG	482,206	10,512,686
	Deutsche Wohnen SE	6,207	155,721
	DHL Group	132,779	6,827,922
#	DIC Asset AG	13,392	65,965
	DMG Mori AG	1,722	80,471
*	Dr Hoenle AG	1,020	25,344
	Draegerwerk AG & Co. KGaA	1,349	59,890
	Duerr AG	19,516	608,909
Ω	DWS Group GmbH & Co. KGaA	5,606	196,809
	E.ON SE	338,236	4,278,794
	Eckert & Ziegler Strahlen- und Medizintechnik AG	2,988	118,256
	EDAG Engineering Group AG	4,778	57,031
	Elmos Semiconductor SE	2,766	246,362
	ElringKlinger AG	12,064	103,457
#*	Encavis AG	24,465	410,224
	Energiekontor AG	4,020	349,128
	Evonik Industries AG	56,258	1,165,272
*	Evotec SE	2,789	73,467
	Fabasoft AG	614	12,375
	Fielmann AG	8,958	460,235
#*	flatexDEGIRO AG	23,468	231,341
	FORTEC Elektronik AG	461	14,402
*	Fraport AG Frankfurt Airport Services Worldwide	14,456	763,782
	Freenet AG	53,644	1,327,859
	Fresenius Medical Care AG & Co. KGaA	33,060	1,716,955
	Fresenius SE & Co. KGaA	62,678	1,966,970

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	FUCHS SE	8,219	$271,282
	GEA Group AG	38,810	1,647,167
	Gerresheimer AG	14,689	1,739,821
	Gesco SE	3,358	83,857
	GFT Technologies SE	10,615	308,047
#*	Global Fashion Group SA	17,226	9,932
*	Grand City Properties SA	19,854	163,737
	GRENKE AG	6,161	169,925
	H&R GmbH & Co. KGaA	5,091	29,487
	Hamburger Hafen und Logistik AG	10,213	134,240
	Hannover Rueck SE	5,370	1,145,819
#Ω	Hapag-Lloyd AG	3,484	795,549
	Hawesko Holding SE	778	31,911
	Heidelberg Materials AG	32,467	2,631,380
*	Heidelberger Druckmaschinen AG	104,154	165,973
	Hella GmbH & Co. KGaA	498	39,463
*	HelloFresh SE	49,354	1,407,334
	Henkel AG & Co. KGaA	9,459	661,016
	Hensoldt AG	15,320	520,880
*	Highlight Communications AG	2,448	9,102
	Hochtief AG	6,878	677,518
	Hornbach Holding AG & Co. KGaA	3,557	287,709
	Hugo Boss AG	20,776	1,677,632
	Indus Holding AG	8,118	217,254
	Infineon Technologies AG	97,100	4,266,134
	Infineon Technologies AG, ADR	2,548	112,214
	Init Innovation in Traffic Systems SE	1,931	66,044
Ω	Instone Real Estate Group SE	7,603	52,833
	IVU Traffic Technologies AG	3,385	55,818
	Jenoptik AG	11,778	380,955
Ω	JOST Werke SE	4,249	247,571
	Katek SE	1,396	20,962
	KION Group AG	29,038	1,216,780
	Kloeckner & Co. SE	24,416	258,598
	Knaus Tabbert AG	1,345	88,629
	Knorr-Bremse AG	15,307	1,076,662
*	Koenig & Bauer AG	5,320	102,100
	Kontron AG	11,418	248,328
	Krones AG	3,585	432,001
	KWS Saat SE & Co. KGaA	2,941	185,153
	Lanxess AG	30,625	1,032,865
*	LEG Immobilien SE	13,349	943,808
	Leifheit AG	2,142	44,852
#*	Manz AG	584	10,848
*	Medios AG	3,628	69,913
	Mercedes-Benz Group AG	123,389	9,854,205
	Merck KGaA	5,334	937,317
*	METRO AG	58,927	512,381
	MLP SE	23,345	140,070
	MTU Aero Engines AG	6,773	1,581,573
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,419	1,663,514
	Mutares SE & Co. KGaA	766	18,487
#*	Nagarro SE	2,605	246,787
	Nemetschek SE	14,754	1,073,634
	New Work SE	996	117,287
	Nexus AG	2,995	191,451
*	Nordex SE	13,444	189,971
	Norma Group SE	10,494	185,151
	OHB SE	2,484	86,459

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	PATRIZIA SE	13,156	$134,612
	Pfeiffer Vacuum Technology AG	1,648	272,876
	PNE AG	25,311	370,702
#	ProSiebenSat.1 Media SE	63,248	628,766
	PSI Software AG	2,453	75,896
	Puma SE	26,738	1,806,988
*	PVA TePla AG	7,068	166,484
	PWO AG	638	23,181
*	q.beyond AG	24,466	18,025
*	QIAGEN NV	35,761	1,675,773
	Rational AG	1,098	821,917
#*Ω	Redcare Pharmacy NV	815	94,494
	Rheinmetall AG	16,545	4,686,305
	RTL Group SA	12,315	531,947
	RWE AG	66,970	2,882,297
	Salzgitter AG	14,009	485,489
	SAP SE	13,731	1,873,067
	Schloss Wachenheim AG	576	10,405
Ω	Scout24 SE	8,580	567,187
	Secunet Security Networks AG	496	113,799
#*	SGL Carbon SE	3,031	25,359
	Siemens AG	29,321	4,997,534
*	Siemens Energy AG	76,382	1,294,036
Ω	Siemens Healthineers AG	5,738	333,397
	Siltronic AG	7,303	642,903
	Sixt SE	6,009	724,574
#*	SMA Solar Technology AG	4,300	409,955
#	SNP Schneider-Neureither & Partner SE	634	23,352
	Software AG	17,962	616,685
	Stabilus SE	8,080	460,656
	Stemmer Imaging AG	749	30,057
	STRATEC SE	1,048	58,822
	Stroeer SE & Co. KGaA	12,131	586,673
	Suedzucker AG	26,780	463,622
	SUESS MicroTec SE	5,570	138,965
	Surteco Group SE	3,208	62,378
*	SUSE SA	8,906	104,906
	Symrise AG	7,924	865,552
	Synlab AG	7,969	78,924
*	TAG Immobilien AG	39,498	443,980
	Takkt AG	10,803	155,207
*	Talanx AG	14,201	869,667
*Ω	TeamViewer SE	41,251	701,211
	Technotrans SE	1,819	53,227
	Telefonica Deutschland Holding AG	330,698	891,026
	thyssenkrupp AG	151,075	1,201,103
	United Internet AG	26,490	396,584
	USU Software AG	493	11,932
#	VERBIO Vereinigte BioEnergie AG	10,179	496,192
*	Vitesco Technologies Group AG, Class A	6,824	583,650
	Volkswagen AG	4,817	769,832
	Vonovia SE	54,959	1,280,539
	Vossloh AG	3,070	137,672
	Wacker Chemie AG	6,689	1,039,389
	Wacker Neuson SE	13,053	338,576
	Washtec AG	4,170	160,409
*	Westwing Group SE	1,334	11,784
	Wuestenrot & Wuerttembergische AG	9,432	163,233
*Ω	Zalando SE	6,667	230,176

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Zeal Network SE	1,660	$63,918
TOTAL GERMANY			173,081,655
GREECE — (0.1%)
*	Aegean Airlines SA	8,754	125,680
*	Alpha Services & Holdings SA	454,784	819,025
	Athens Water Supply & Sewage Co. SA	7,196	54,730
	Autohellas Tourist & Trading SA	6,331	95,053
	Bank of Greece	4,789	90,061
*	Ellaktor SA	14,505	39,845
	Entersoft SA Software Development & Related Services Co.	2,670	17,801
	Epsilon Net SA	3,048	32,742
*	Eurobank Ergasias Services & Holdings SA, Class A	262,876	459,216
*††	FF Group	1,384	0
	Fourlis Holdings SA	10,018	53,940
	GEK Terna Holding Real Estate Construction SA	12,094	190,664
	Hellenic Exchanges - Athens Stock Exchange SA	9,841	62,621
	Hellenic Telecommunications Organization SA	19,115	301,672
	Helleniq Energy Holdings SA	19,399	172,377
	Holding Co. ADMIE IPTO SA	19,838	52,105
	Ideal Holdings SA	2,632	15,268
	Intracom Holdings SA	7,237	16,628
	JUMBO SA	13,428	400,680
*	LAMDA Development SA	13,444	105,180
	Motor Oil Hellas Corinth Refineries SA	17,444	440,852
	Mytilineos SA	6,549	272,542
*	National Bank of Greece SA	48,124	331,420
	OPAP SA	9,527	167,557
*	Piraeus Financial Holdings SA	71,085	269,249
*	Public Power Corp. SA	13,772	162,950
	Quest Holdings SA	4,688	33,516
	Sarantis SA	6,319	52,876
	Terna Energy SA	10,787	207,062
	Thrace Plastics Holding & Co.	3,355	19,263
	Titan Cement International SA	4,489	94,324
TOTAL GREECE			5,156,899
HONG KONG — (1.3%)
	Aeon Credit Service Asia Co. Ltd.	96,000	68,333
	AIA Group Ltd.	833,400	8,337,947
#*	Aidigong Maternal & Child Health Ltd.	424,000	19,631
	Allied Group Ltd.	26,000	5,608
	Analogue Holdings Ltd.	58,000	10,503
	APAC Resources Ltd.	175,200	25,573
#*	Apollo Future Mobility Group Ltd.	184,000	3,088
	Asia Financial Holdings Ltd.	72,000	30,984
*	Asia Standard International Group Ltd.	326,000	25,446
	ASMPT Ltd.	110,000	1,072,950
	Bank of East Asia Ltd.	280,234	430,252
	Best Mart 360 Holdings Ltd.	40,000	10,480
	BOC Hong Kong Holdings Ltd.	258,500	788,953
*	BOCOM International Holdings Co. Ltd.	215,000	11,245
	Bright Smart Securities & Commodities Group Ltd.	122,000	29,522
*††	Brightoil Petroleum Holdings Ltd.	789,000	0
Ω	Budweiser Brewing Co. APAC Ltd.	49,500	120,736
	Build King Holdings Ltd.	90,000	11,995
*††	Burwill Holdings Ltd.	882,000	0
	Cafe de Coral Holdings Ltd.	144,000	189,245

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#*	Cathay Pacific Airways Ltd.	439,454	$498,861
*	Century City International Holdings Ltd.	320,000	10,477
*	China Best Group Holding Ltd.	371,998	12,111
*††	China Common Rich Renewable Energy Investments Ltd.	190,000	0
*	China Energy Development Holdings Ltd.	2,788,000	26,404
	China Motor Bus Co. Ltd.	2,400	21,133
#*	China Star Entertainment Ltd.	940,000	96,689
*	Chinese Estates Holdings Ltd.	189,000	53,754
	Chinney Investments Ltd.	48,000	7,144
	Chow Sang Sang Holdings International Ltd.	134,000	156,288
	Chow Tai Fook Jewellery Group Ltd.	269,600	470,696
	Chuang's Consortium International Ltd.	444,000	33,058
	CITIC Telecom International Holdings Ltd.	771,000	309,672
	CK Asset Holdings Ltd.	196,177	1,136,075
	CK Hutchison Holdings Ltd.	191,200	1,179,193
	CK Infrastructure Holdings Ltd.	60,500	320,610
#	CK Life Sciences International Holdings, Inc.	596,000	59,062
	CLP Holdings Ltd.	105,000	855,869
*	C-Mer Eye Care Holdings Ltd.	86,000	44,831
	CN Logistics International Holdings Ltd.	11,000	10,256
	Convenience Retail Asia Ltd.	20,000	2,213
#††	Convoy, Inc.	1,758,000	7,056
*	Cowell e Holdings, Inc.	70,000	131,249
Ω	Crystal International Group Ltd.	31,000	11,254
*	CSC Holdings Ltd.	5,605,000	23,889
	CSI Properties Ltd.	2,250,000	39,003
*††	CTEG	1,228,000	0
*††	CW Group Holdings Ltd.	193,500	0
	Dah Sing Banking Group Ltd.	130,000	97,391
	Dah Sing Financial Holdings Ltd.	66,400	164,049
	Dickson Concepts International Ltd.	75,000	42,135
	Dynamic Holdings Ltd.	12,000	17,275
	Eagle Nice International Holdings Ltd.	128,000	73,886
	EC Healthcare	123,000	73,740
*††	EcoGreen International Group Ltd.	50,000	2,284
	Emperor International Holdings Ltd.	598,000	41,781
	Emperor Watch & Jewellery Ltd.	1,680,000	42,377
*	ENM Holdings Ltd.	360,000	24,522
*	Esprit Holdings Ltd.	1,019,700	74,749
Ω	ESR Group Ltd.	294,800	516,945
	EuroEyes International Eye Clinic Ltd., Class C	11,000	6,930
	Fairwood Holdings Ltd.	31,500	45,213
	Far East Consortium International Ltd.	542,901	128,333
	First Pacific Co. Ltd.	902,000	327,032
*Ω	FIT Hon Teng Ltd.	308,000	53,931
*Ω	Fosun Tourism Group	51,600	55,786
*Ω	Frontage Holdings Corp.	158,000	47,014
	FSE Lifestyle Services Ltd.	28,000	21,768
*	Galaxy Entertainment Group Ltd.	27,000	197,087
	Giordano International Ltd.	514,000	182,884
*	Gold Fin Holdings	184,000	0
	Golden Resources Development International Ltd.	152,000	13,277
*††	Good Resources Holdings, Ltd.	630,000	0
*	GR Properties Ltd.	186,000	21,710
	Great Eagle Holdings Ltd.	95,925	179,138
	G-Resources Group Ltd.	132,950	28,609
	Guoco Group Ltd.	2,000	16,298
	Guotai Junan International Holdings Ltd.	1,273,000	109,842
#*	Haitong International Securities Group Ltd.	1,013,147	95,062

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hang Lung Group Ltd.	308,000	$481,648
	Hang Lung Properties Ltd.	437,000	681,959
	Hang Seng Bank Ltd.	38,300	585,437
	Hanison Construction Holdings Ltd.	60,757	8,592
	Henderson Investment Ltd.	129,000	4,218
	Henderson Land Development Co. Ltd.	184,909	571,585
	HK Electric Investments & HK Electric Investments Ltd.	353,000	219,859
	HKBN Ltd.	272,500	148,860
	HKR International Ltd.	302,560	75,877
	HKT Trust & HKT Ltd.	1,132,000	1,337,118
	Hon Kwok Land Investment Co. Ltd.	22,000	5,498
	Hong Kong & China Gas Co. Ltd.	1,136,168	974,670
	Hong Kong Exchanges & Clearing Ltd.	68,746	2,898,469
	Hong Kong Ferry Holdings Co. Ltd.	18,000	11,815
	Hong Kong Technology Venture Co. Ltd.	150,000	89,129
*	Hongkong & Shanghai Hotels Ltd.	173,683	155,453
Ω	Honma Golf Ltd.	53,500	22,776
*††	Hsin Chong Group Holdings Ltd.	620,000	0
	Hung Hing Printing Group Ltd.	74,000	9,881
	Hutchison Telecommunications Hong Kong Holdings Ltd.	604,000	92,143
	Hysan Development Co. Ltd.	120,000	283,555
*	IGG, Inc.	247,000	125,879
*	Imagi International Holdings Ltd.	90,300	3,372
	International Housewares Retail Co. Ltd.	113,000	38,284
*	IPE Group Ltd.	180,000	12,303
*	IRC Ltd.	1,928,000	22,999
*	ITC Properties Group Ltd.	190,073	20,860
	Johnson Electric Holdings Ltd.	149,913	206,669
	K Wah International Holdings Ltd.	465,072	152,325
	Karrie International Holdings Ltd.	338,000	30,335
	Kerry Logistics Network Ltd.	251,000	309,914
	Kerry Properties Ltd.	209,000	451,850
	Kingmaker Footwear Holdings Ltd.	158,000	18,280
	Kowloon Development Co. Ltd.	150,000	158,003
*	KRP Development Holdings Ltd.	84,500	11,520
*	Lai Sun Development Co. Ltd.	142,770	25,087
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	505,500	68,267
	Lippo China Resources Ltd.	81,000	6,851
*	Lippo Ltd.	58,000	12,526
	Liu Chong Hing Investment Ltd.	84,000	65,657
	L'Occitane International SA	176,500	542,312
	Luk Fook Holdings International Ltd.	144,000	380,204
	Man Wah Holdings Ltd.	668,000	579,719
#*	Mason Group Holdings Ltd.	9,010,798	38,148
*††	Master Glory GP	197,847	0
	MECOM Power & Construction Ltd.	314,500	41,679
*	Melco International Development Ltd.	148,000	157,024
*	Melco Resorts & Entertainment Ltd., ADR	3,081	41,963
*††	MH Development NPV	24,000	0
	Miramar Hotel & Investment	79,000	114,228
	Modern Dental Group Ltd.	140,000	56,727
*	Mongolian Mining Corp.	147,000	45,618
	MTR Corp. Ltd.	84,333	388,632
*	NagaCorp Ltd.	272,811	171,847
	Nameson Holdings Ltd.	202,000	11,915
	New World Development Co. Ltd.	301,952	746,718
*††	NewOcean Energy Holdings Ltd.	370,000	332
	Nissin Foods Co. Ltd.	65,000	51,790
	NWS Holdings Ltd.	487,116	558,695

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Oriental Watch Holdings	155,596	$89,545
*	Oshidori International Holdings Ltd.	1,594,198	46,918
	Pacific Basin Shipping Ltd.	2,099,000	683,372
	Pacific Textiles Holdings Ltd.	440,000	109,705
*	Paliburg Holdings Ltd.	128,000	20,061
*	Paradise Entertainment Ltd.	132,000	22,593
	PC Partner Group Ltd.	102,000	50,840
	PCCW Ltd.	1,832,658	937,037
	Pentamaster International Ltd.	118,000	15,132
	Perfect Medical Health Management Ltd.	124,000	69,354
	Pico Far East Holdings Ltd.	324,000	56,654
	Playmates Holdings Ltd.	260,000	22,004
	Plover Bay Technologies Ltd.	80,000	25,253
	Power Assets Holdings Ltd.	109,000	571,293
	Prada SpA	80,100	570,138
*	PT International Development Co. Ltd.	681,000	8,230
	Public Financial Holdings Ltd.	156,000	40,235
#*	Realord Group Holdings Ltd.	54,000	40,651
#*	Regal Hotels International Holdings Ltd.	120,000	47,608
Ω	Regina Miracle International Holdings Ltd.	81,000	30,169
*	Sa Sa International Holdings Ltd.	62,000	11,343
	Safety Godown Co. Ltd.	24,000	6,464
*Ω	Samsonite International SA	372,300	1,109,507
*	Sands China Ltd.	78,000	300,496
	SAS Dragon Holdings Ltd.	88,000	35,349
	SEA Holdings Ltd.	60,582	16,828
*	Shangri-La Asia Ltd.	422,000	352,145
*	Shin Hwa World Ltd.	233,400	2,395
*	Shun Tak Holdings Ltd.	648,000	108,599
	Singamas Container Holdings Ltd.	444,000	38,216
	Sino Land Co. Ltd.	688,255	844,849
	SITC International Holdings Co. Ltd.	446,000	977,255
#*	SJM Holdings Ltd.	595,499	276,464
	SmarTone Telecommunications Holdings Ltd.	138,000	83,473
	Solomon Systech International Ltd.	524,000	30,098
	Soundwill Holdings Ltd.	41,000	31,654
	Stella International Holdings Ltd.	163,000	160,158
	Sun Hung Kai & Co. Ltd.	211,000	78,573
	Sun Hung Kai Properties Ltd.	70,500	885,242
	SUNeVision Holdings Ltd.	246,000	127,855
	Swire Pacific Ltd., Class A	81,000	677,098
	Swire Pacific Ltd., Class B	165,000	220,999
	Swire Properties Ltd.	90,000	225,839
	TAI Cheung Holdings Ltd.	164,000	76,492
	Tao Heung Holdings Ltd.	60,000	6,060
*	Taung Gold International Ltd.	4,350,000	16,175
	Techtronic Industries Co. Ltd.	151,500	1,721,123
*	Television Broadcasts Ltd.	110,900	69,911
*††	Tenwow International Holdings Ltd.	224,000	0
	Texhong International Group Ltd.	126,500	93,332
	Texwinca Holdings Ltd.	332,000	52,882
*	Theme International Holdings Ltd.	690,000	77,163
*	TOM Group Ltd.	24,000	2,313
*	Tongda Group Holdings Ltd.	2,489,999	30,786
	Town Health International Medical Group Ltd.	254,000	10,447
	Tradelink Electronic Commerce Ltd.	290,000	34,253
	Transport International Holdings Ltd.	87,866	113,105
	United Laboratories International Holdings Ltd.	452,000	362,544
††	Untrade.Ch Wood Opti	56,000	1,212

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
††	Untrade.Genting Hk	188,000	$1,875
	Value Partners Group Ltd.	272,000	102,995
*	Vedan International Holdings Ltd.	124,000	5,569
	Vitasoy International Holdings Ltd.	144,000	191,454
	VSTECS Holdings Ltd.	350,000	177,615
	VTech Holdings Ltd.	58,600	365,451
*	Wang On Group Ltd.	4,680,000	34,435
Ω	WH Group Ltd.	2,744,632	1,497,993
	Wharf Real Estate Investment Co. Ltd.	108,000	579,578
	Wing Tai Properties Ltd.	52,000	22,101
*	Xingye Alloy Materials Group Ltd.	86,000	11,604
	Xinyi Glass Holdings Ltd.	632,000	1,051,709
	Yue Yuen Industrial Holdings Ltd.	300,500	402,627
*	Zensun Enterprises Ltd.	135,000	11,154
*	Zhaobangji Properties Holdings Ltd.	344,000	14,789
TOTAL HONG KONG			50,933,898
HUNGARY — (0.1%)
	Magyar Telekom Telecommunications PLC	100,745	119,790
	MOL Hungarian Oil & Gas PLC	161,997	1,278,918
*	Opus Global Nyrt	71,590	44,574
	OTP Bank Nyrt	12,289	446,903
	Richter Gedeon Nyrt	10,225	258,024
TOTAL HUNGARY			2,148,209
INDIA — (5.4%)
	360 ONE WAM Ltd.	36,444	231,040
*	3i Infotech Ltd.	16,458	7,017
	Aarti Drugs Ltd.	15,517	112,277
	Aarti Industries Ltd.	40,532	230,855
*	Aarti Pharmalabs Ltd.	10,133	43,127
*	Aavas Financiers Ltd.	442	8,354
	Abbott India Ltd.	863	251,941
*	ACC Ltd.	17,719	435,193
	Action Construction Equipment Ltd.	11,951	105,386
	Adani Enterprises Ltd.	1,562	47,343
*	Adani Green Energy Ltd.	11,553	153,432
	Adani Ports & Special Economic Zone Ltd.	49,114	463,881
*	Adani Power Ltd.	196,152	652,608
	Adani Total Gas Ltd.	15,559	125,818
*	Adani Transmission Ltd.	26,454	263,746
	ADF Foods Ltd.	2,266	30,298
*	Aditya Birla Capital Ltd.	190,334	452,706
	Advanced Enzyme Technologies Ltd.	14,719	58,929
	Aegis Logistics Ltd.	45,524	212,737
	AGI Greenpac Ltd.	11,207	85,300
	Agro Tech Foods Ltd.	1,165	12,211
	Ahluwalia Contracts India Ltd.	7,648	67,237
	AIA Engineering Ltd.	11,115	470,913
	Ajanta Pharma Ltd.	17,548	362,976
	Akzo Nobel India Ltd.	2,300	77,675
	Alembic Ltd.	28,091	28,368
	Alembic Pharmaceuticals Ltd.	25,708	242,022
	Alkem Laboratories Ltd.	6,176	299,277
	Alkyl Amines Chemicals	3,302	98,254
	Allcargo Logistics Ltd.	31,372	119,493
	Allcargo Terminals Ltd.	31,372	23,413
	Amara Raja Batteries Ltd.	20,590	158,711

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Ambuja Cements Ltd.	59,988	$337,781
	Amrutanjan Health Care Ltd.	2,336	18,748
	Anant Raj Ltd.	34,045	83,763
	Andhra Sugars Ltd.	28,073	37,378
	Angel One Ltd.	5,945	111,663
	Apar Industries Ltd.	4,455	203,485
	Apcotex Industries Ltd.	3,910	23,700
	APL Apollo Tubes Ltd.	37,580	722,646
	Apollo Hospitals Enterprise Ltd.	13,609	858,615
	Apollo Tyres Ltd.	127,582	671,983
*	Arvind Fashions Ltd.	12,904	51,121
*	Arvind Ltd.	61,309	102,573
	Asahi India Glass Ltd.	18,993	133,344
	Ashiana Housing Ltd.	8,770	22,003
	Ashok Leyland Ltd.	194,617	435,533
*	Ashoka Buildcon Ltd.	45,156	54,921
	Asian Paints Ltd.	22,765	934,531
	Astec Lifesciences Ltd.	1,813	27,893
*Ω	Aster DM Healthcare Ltd.	42,764	162,332
	Astra Microwave Products Ltd.	16,150	73,485
	Astral Ltd.	18,825	452,707
	AstraZeneca Pharma India Ltd.	1,165	54,746
	Atul Ltd.	3,649	301,710
Ω	AU Small Finance Bank Ltd.	27,468	244,964
	Aurobindo Pharma Ltd.	94,445	946,159
	Automotive Axles Ltd.	1,309	34,189
	Avanti Feeds Ltd.	16,178	80,150
*Ω	Avenue Supermarts Ltd.	1,757	80,260
	Axis Bank Ltd.	250,514	2,911,389
	Axis Bank Ltd., GDR	1,036	60,606
	Bajaj Auto Ltd.	5,912	355,281
	Bajaj Consumer Care Ltd.	18,382	48,595
	Bajaj Finance Ltd.	17,369	1,542,769
	Bajaj Finserv Ltd.	12,340	239,653
*	Bajaj Hindusthan Sugar Ltd.	308,050	60,991
	Bajaj Holdings & Investment Ltd.	8,383	765,131
	Balaji Amines Ltd.	4,219	112,490
	Balkrishna Industries Ltd.	23,789	735,417
	Balmer Lawrie & Co. Ltd.	31,203	57,919
	Balrampur Chini Mills Ltd.	73,082	359,407
	Banco Products India Ltd.	4,272	18,405
*Ω	Bandhan Bank Ltd.	81,388	221,961
	Bank of Baroda	269,632	664,198
	Bank of India	99,928	104,037
	Bank of Maharashtra	340,405	139,328
	Bannari Amman Sugars Ltd.	790	27,197
	BASF India Ltd.	3,176	105,981
	Bata India Ltd.	11,145	235,878
	Bayer CropScience Ltd.	1,033	55,892
*	BEML Land Assets Ltd.	5,370	10,336
	BEML Ltd.	5,370	130,990
	Berger Paints India Ltd.	34,794	289,645
*	BF Utilities Ltd.	4,868	22,347
	Bhansali Engineering Polymers Ltd.	6,324	6,662
	Bharat Bijlee Ltd.	1,368	63,036
	Bharat Dynamics Ltd.	8,414	125,900
	Bharat Electronics Ltd.	840,447	1,337,269
	Bharat Forge Ltd.	54,243	613,835
	Bharat Heavy Electricals Ltd.	281,423	358,854

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bharat Petroleum Corp. Ltd.	88,146	$404,285
	Bharat Rasayan Ltd.	275	30,113
	Bharti Airtel Ltd.	273,510	2,959,110
	Biocon Ltd.	76,628	239,788
	Birla Corp. Ltd.	9,881	147,947
	Birlasoft Ltd.	72,499	376,402
*	Black Box Ltd.	6,786	16,600
	BLS International Services Ltd.	16,560	48,452
	Blue Dart Express Ltd.	1,564	128,081
	Blue Star Ltd.	18,366	175,294
	Bombay Burmah Trading Co.	5,089	70,498
*	Borosil Ltd.	2,074	11,690
	Bosch Ltd.	649	149,661
	Brigade Enterprises Ltd.	25,902	186,604
	Brightcom Group Ltd.	2,124	649
	Britannia Industries Ltd.	12,482	730,023
	BSE Ltd.	17,184	169,978
*	Camlin Fine Sciences Ltd.	4,683	8,928
	Can Fin Homes Ltd.	23,250	212,421
	Canara Bank	96,339	403,930
*	Capacit'e Infraprojects Ltd.	8,742	23,421
	Caplin Point Laboratories Ltd.	5,976	66,210
	Carborundum Universal Ltd.	22,029	323,951
	Care Ratings Ltd.	4,806	42,511
	Castrol India Ltd.	102,916	181,176
	CCL Products India Ltd.	36,778	274,658
	Ceat Ltd.	8,354	252,031
*	Central Bank of India Ltd.	268,110	98,935
	Central Depository Services India Ltd.	14,699	220,162
	Century Enka Ltd.	5,766	30,148
	Century Plyboards India Ltd.	21,503	172,543
	Century Textiles & Industries Ltd.	17,159	225,617
	Cera Sanitaryware Ltd.	1,982	183,078
	CESC Ltd.	157,900	149,703
	CG Power & Industrial Solutions Ltd.	137,635	671,400
*	Chalet Hotels Ltd.	4,849	28,994
	Chambal Fertilisers & Chemicals Ltd.	67,533	227,789
	Chennai Petroleum Corp. Ltd.	10,216	50,102
††	Chennai Super Kings Cricket Ltd.	52,326	268
	Cholamandalam Financial Holdings Ltd.	30,613	362,675
	Cholamandalam Investment & Finance Co. Ltd.	100,903	1,392,024
	CIE Automotive India Ltd.	39,842	246,327
	Cigniti Technologies Ltd.	4,584	43,618
	Cipla Ltd.	103,155	1,479,115
	City Union Bank Ltd.	128,828	209,337
	Coal India Ltd.	125,372	350,071
Ω	Cochin Shipyard Ltd.	16,230	132,207
*Ω	Coffee Day Enterprises Ltd.	29,071	11,897
	Coforge Ltd.	9,027	517,182
	Colgate-Palmolive India Ltd.	23,255	570,181
	Computer Age Management Services Ltd.	7,387	211,579
	Container Corp. of India Ltd.	52,193	441,018
	Coromandel International Ltd.	43,719	548,855
*	Cosmo First Ltd.	5,608	42,336
*	CreditAccess Grameen Ltd.	8,631	153,325
	CRISIL Ltd.	5,681	270,295
	Crompton Greaves Consumer Electricals Ltd.	134,422	480,982
*	CSB Bank Ltd.	4,343	15,756
	Cummins India Ltd.	16,804	402,138

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Cyient Ltd.	15,957	$285,470
*	D B Realty Ltd.	24,477	25,594
	Dabur India Ltd.	56,117	393,410
	Dalmia Bharat Ltd.	24,001	570,463
	Dalmia Bharat Sugar & Industries Ltd.	7,147	32,954
	DB Corp. Ltd.	24,605	65,598
	DCB Bank Ltd.	72,669	108,604
	DCM Shriram Ltd.	20,669	211,097
	DCW Ltd.	49,031	26,729
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	19,971	132,634
	Deepak Nitrite Ltd.	12,191	297,737
	Delta Corp. Ltd.	32,285	78,584
*	DEN Networks Ltd.	41,201	21,058
	Dhampur Bio Organics Ltd.	16,263	33,137
	Dhampur Sugar Mills Ltd.	16,263	54,589
*	Dhani Services Ltd.	83,065	37,998
	Dhanuka Agritech Ltd.	5,584	51,297
Ω	Dilip Buildcon Ltd.	15,884	51,624
*	Dish TV India Ltd.	343,258	74,008
*	Dishman Carbogen Amcis Ltd.	27,694	53,580
	Divi's Laboratories Ltd.	17,454	786,087
	Dixon Technologies India Ltd.	9,427	472,935
	DLF Ltd.	94,388	594,274
	Dollar Industries Ltd.	1,204	6,357
Ω	Dr Lal PathLabs Ltd.	10,564	298,336
	Dr Reddy's Laboratories Ltd., ADR	15,521	1,065,982
	Dr Reddy's Laboratories Ltd.	15,332	1,053,982
	Dwarikesh Sugar Industries Ltd.	22,777	25,450
	Dynamatic Technologies Ltd.	1,057	50,930
	eClerx Services Ltd.	13,976	293,812
	Edelweiss Financial Services Ltd.	141,455	82,069
	Eicher Motors Ltd.	11,067	453,509
	EID Parry India Ltd.	27,575	166,072
*	EIH Associated Hotels	3,502	21,254
*	EIH Ltd.	48,193	124,550
	Electrosteel Castings Ltd.	143,137	102,303
	Elgi Equipments Ltd.	32,594	213,053
	Emami Ltd.	64,593	362,333
Ω	Endurance Technologies Ltd.	6,331	129,651
	Engineers India Ltd.	88,087	169,253
	EPL Ltd.	13,454	37,147
*Ω	Equitas Small Finance Bank Ltd.	80,509	93,142
Ω	Eris Lifesciences Ltd.	7,654	74,012
	ESAB India Ltd.	1,446	85,036
	Escorts Kubota Ltd.	7,522	233,012
	Everest Industries Ltd.	2,593	30,288
	Excel Industries Ltd.	1,267	14,108
*	Exide Industries Ltd.	132,617	405,628
	Fairchem Organics Ltd.	494	7,157
*	FDC Ltd.	18,270	76,521
	Federal Bank Ltd.	595,372	985,218
*	Federal-Mogul Goetze India Ltd.	2,733	11,971
	FIEM Industries Ltd.	1,999	46,808
	Filatex India Ltd.	38,784	18,203
	Fine Organic Industries Ltd.	2,421	133,048
	Finolex Cables Ltd.	22,825	294,064
	Finolex Industries Ltd.	77,237	187,965
	Firstsource Solutions Ltd.	78,315	138,157
	Force Motors Ltd.	3,168	98,370

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Fortis Healthcare Ltd.	173,242	$738,094
	Gabriel India Ltd.	27,470	75,280
	GAIL India Ltd.	727,699	1,058,935
	Galaxy Surfactants Ltd.	2,102	69,806
*	Ganesh Housing Corp. Ltd.	5,906	32,201
	Garden Reach Shipbuilders & Engineers Ltd.	13,059	98,744
	Garware Technical Fibres Ltd.	4,176	158,972
	Gateway Distriparks Ltd.	96,744	92,683
*	Gati Ltd.	17,181	29,983
*	GE T&D India Ltd.	23,648	72,810
Ω	General Insurance Corp. of India	16,865	42,297
	Genus Power Infrastructures Ltd.	31,303	69,502
	GHCL Ltd.	23,955	155,514
	GHCL Textiles Ltd.	23,955	21,960
	GIC Housing Finance Ltd.	18,109	44,180
	Gillette India Ltd.	1,947	133,653
	GlaxoSmithKline Pharmaceuticals Ltd.	8,551	146,538
	Glenmark Pharmaceuticals Ltd.	58,036	559,300
	GMM Pfaudler Ltd.	1,759	31,505
*	GMR Airports Infrastructure Ltd.	224,422	141,080
	Godawari Power & Ispat Ltd.	11,399	78,843
	Godfrey Phillips India Ltd.	5,565	144,989
Ω	Godrej Agrovet Ltd.	3,324	19,628
*	Godrej Consumer Products Ltd.	35,807	452,651
*	Godrej Industries Ltd.	28,932	167,911
*	Godrej Properties Ltd.	7,841	166,435
	Goodyear India Ltd.	2,222	38,160
	Granules India Ltd.	56,623	222,660
	Graphite India Ltd.	18,159	95,818
	Grasim Industries Ltd.	56,926	1,280,584
	Grauer & Weil India Ltd.	12,806	18,068
*	Gravita India Ltd.	2,184	17,939
	Great Eastern Shipping Co. Ltd.	37,226	357,755
	Greaves Cotton Ltd.	16,861	27,925
	Greenlam Industries Ltd.	6,449	37,984
	Greenpanel Industries Ltd.	16,581	68,258
	Greenply Industries Ltd.	16,548	34,055
	Grindwell Norton Ltd.	9,443	266,812
	Gujarat Alkalies & Chemicals Ltd.	13,663	109,615
	Gujarat Ambuja Exports Ltd.	36,412	115,921
	Gujarat Fluorochemicals Ltd.	9,976	330,619
	Gujarat Gas Ltd.	24,930	146,658
	Gujarat Industries Power Co. Ltd.	12,468	17,702
	Gujarat Mineral Development Corp. Ltd.	43,682	96,465
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	30,533	220,566
	Gujarat Pipavav Port Ltd.	89,581	136,369
	Gujarat State Fertilizers & Chemicals Ltd.	65,661	131,659
	Gujarat State Petronet Ltd.	100,344	353,601
	Gulf Oil Lubricants India Ltd.	3,029	19,405
	Happiest Minds Technologies Ltd.	11,910	134,161
*	Hathway Cable & Datacom Ltd.	45,980	8,916
	Hatsun Agro Product Ltd.	17,318	218,216
	Havells India Ltd.	37,085	602,578
	HBL Power Systems Ltd.	65,276	153,002
	HCL Technologies Ltd.	135,785	1,843,847
Ω	HDFC Asset Management Co. Ltd.	9,368	288,893
	HDFC Bank Ltd.	397,404	7,972,519
Ω	HDFC Life Insurance Co. Ltd.	22,041	173,464
*	HealthCare Global Enterprises Ltd.	6,523	25,953

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	HEG Ltd.	3,340	$73,334
	HeidelbergCement India Ltd.	34,643	76,184
	Heritage Foods Ltd.	15,124	45,414
	Hero MotoCorp Ltd.	36,123	1,411,125
	Hester Biosciences Ltd.	1,115	23,139
	HFCL Ltd.	235,479	182,668
	HG Infra Engineering Ltd.	5,215	60,172
	Hikal Ltd.	22,547	77,725
	HIL Ltd.	1,370	51,245
	Himadri Speciality Chemical Ltd.	96,129	164,389
	Hindalco Industries Ltd.	374,600	2,106,740
	Hinduja Global Solutions Ltd.	6,335	81,154
	Hindustan Aeronautics Ltd.	12,704	612,634
*	Hindustan Construction Co. Ltd.	161,631	38,076
	Hindustan Copper Ltd.	55,468	95,638
*	Hindustan Oil Exploration Co. Ltd.	11,080	30,765
	Hindustan Petroleum Corp. Ltd.	94,217	324,097
	Hindustan Unilever Ltd.	36,054	1,122,568
	Hitachi Energy India Ltd.	2,367	113,523
	Hle Glascoat Ltd.	1,465	11,470
	Honda India Power Products Ltd.	1,245	33,314
	Honeywell Automation India Ltd.	297	154,600
	Huhtamaki India Ltd.	7,123	22,702
	I G Petrochemicals Ltd.	4,751	25,075
	ICICI Bank Ltd., Sponsored ADR	87,297	2,144,887
	ICICI Bank Ltd.	115,986	1,411,736
Ω	ICICI Lombard General Insurance Co. Ltd.	20,047	337,478
Ω	ICICI Prudential Life Insurance Co. Ltd.	17,268	121,407
Ω	ICICI Securities Ltd.	18,452	142,765
	ICRA Ltd.	776	52,924
*	IDFC First Bank Ltd.	1,092,132	1,160,339
	IDFC Ltd.	434,035	625,872
*	IFB Industries Ltd.	1,075	10,874
	IIFL Finance Ltd.	55,498	399,059
	IIFL Securities Ltd.	35,706	28,616
	India Cements Ltd.	86,812	232,229
	India Glycols Ltd.	4,576	34,312
*	Indiabulls Housing Finance Ltd.	107,599	187,453
*	Indiabulls Real Estate Ltd.	108,361	91,128
	Indian Bank	72,174	306,427
Ω	Indian Energy Exchange Ltd.	127,492	190,455
	Indian Hotels Co. Ltd.	64,599	310,132
	Indian Oil Corp. Ltd.	275,190	314,545
*	Indian Overseas Bank	473,696	151,635
	Indian Railway Catering & Tourism Corp. Ltd.	18,683	145,496
Ω	Indian Railway Finance Corp. Ltd.	141,713	66,192
	Indo Count Industries Ltd.	29,913	79,558
	Indoco Remedies Ltd.	6,213	23,960
	Indraprastha Gas Ltd.	62,266	350,712
*	Indus Towers Ltd.	217,731	455,982
	IndusInd Bank Ltd.	35,507	613,027
*	Infibeam Avenues Ltd.	338,796	62,884
	Info Edge India Ltd.	8,235	458,815
	Infosys Ltd.	301,896	4,993,398
	Ingersoll Rand India Ltd.	2,018	70,864
*	Inox Wind Ltd.	11,379	29,266
	Insecticides India Ltd.	1,658	8,646
	Intellect Design Arena Ltd.	16,141	130,900
*Ω	InterGlobe Aviation Ltd.	14,591	460,110

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	IOL Chemicals & Pharmaceuticals Ltd.	8,855	$42,315
	Ipca Laboratories Ltd.	32,280	343,631
	IRB Infrastructure Developers Ltd.	370,150	119,469
Ω	IRCON International Ltd.	78,591	92,793
	ISGEC Heavy Engineering Ltd.	1,141	10,207
	ITC Ltd.	447,238	2,531,784
	ITD Cementation India Ltd.	22,260	50,250
*	ITI Ltd.	28,841	39,404
	J Kumar Infraprojects Ltd.	11,676	51,405
	Jagran Prakashan Ltd.	29,376	36,710
	Jai Corp. Ltd.	15,986	35,068
*	Jaiprakash Power Ventures Ltd.	578,463	43,328
*	Jammu & Kashmir Bank Ltd.	95,744	78,477
	Jamna Auto Industries Ltd.	27,803	37,907
	JB Chemicals & Pharmaceuticals Ltd.	9,430	288,287
	JBM Auto Ltd.	1,810	30,743
	Jindal Poly Films Ltd.	6,196	47,664
	Jindal Saw Ltd.	68,205	272,126
	Jindal Stainless Ltd.	171,783	840,949
	Jindal Steel & Power Ltd.	151,388	1,232,767
	Jio Financial Services Ltd.	235,961	751,214
	JK Cement Ltd.	9,251	369,969
	JK Lakshmi Cement Ltd.	16,149	119,545
	JK Paper Ltd.	39,899	160,625
	JK Tyre & Industries Ltd.	33,904	109,626
	JM Financial Ltd.	126,883	120,410
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	1,702	19,806
	JSW Energy Ltd.	153,003	536,410
	JSW Steel Ltd.	292,736	2,906,176
	JTEKT India Ltd.	27,645	52,444
	Jubilant Foodworks Ltd.	100,705	587,339
	Jubilant Ingrevia Ltd.	36,620	185,411
	Jubilant Pharmova Ltd.	29,531	135,857
	Jyothy Labs Ltd.	19,894	75,025
	Kajaria Ceramics Ltd.	35,331	618,919
	Kalpataru Projects International Ltd.	23,959	182,992
	Kalyani Steels Ltd.	8,932	46,203
	Kansai Nerolac Paints Ltd.	18,894	76,994
	Karnataka Bank Ltd.	111,612	282,121
	Karur Vysya Bank Ltd.	162,946	247,755
	Kaveri Seed Co. Ltd.	9,145	64,842
	KCP Ltd.	18,420	25,826
	KEC International Ltd.	39,834	307,773
	KEI Industries Ltd.	27,752	821,046
	Kennametal India Ltd.	1,297	44,213
	Kewal Kiran Clothing Ltd.	2,389	19,346
*	Kiri Industries Ltd.	7,436	25,672
	Kirloskar Brothers Ltd.	4,402	41,074
	Kirloskar Oil Engines Ltd.	17,599	96,602
	KNR Constructions Ltd.	42,416	127,827
	Kolte-Patil Developers Ltd.	5,570	29,290
	Kotak Mahindra Bank Ltd.	34,459	778,889
	KPIT Technologies Ltd.	58,305	770,504
	KPR Mill Ltd.	53,906	419,402
	KRBL Ltd.	25,487	121,030
	KSB Ltd.	4,122	112,959
	L&T Finance Holdings Ltd.	284,262	457,127
Ω	L&T Technology Services Ltd.	4,254	209,107
	LA Opala RG Ltd.	1,909	10,943

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Lakshmi Machine Works Ltd.	771	$132,362
	Larsen & Toubro Ltd.	75,885	2,476,648
Ω	Laurus Labs Ltd.	87,829	375,964
	LG Balakrishnan & Bros Ltd.	7,963	102,655
	LIC Housing Finance Ltd.	121,954	619,433
*	Linde India Ltd.	3,102	188,826
	LT Foods Ltd.	41,256	90,103
Ω	LTIMindtree Ltd.	18,857	1,125,577
	Lumax Auto Technologies Ltd.	10,082	45,816
	Lumax Industries Ltd.	1,052	26,909
	Lupin Ltd.	62,163	744,011
*	LUX Industries Ltd.	1,387	26,958
	Mahanagar Gas Ltd.	9,680	131,912
	Maharashtra Scooters Ltd.	349	23,769
	Maharashtra Seamless Ltd.	18,958	123,847
	Mahindra & Mahindra Financial Services Ltd.	298,747	1,084,516
	Mahindra & Mahindra Ltd.	145,183	2,604,569
*	Mahindra Holidays & Resorts India Ltd.	34,822	143,809
	Mahindra Lifespace Developers Ltd.	27,548	173,063
Ω	Mahindra Logistics Ltd.	3,838	16,794
	Maithan Alloys Ltd.	2,030	29,043
	Man Infraconstruction Ltd.	30,854	48,526
	Manappuram Finance Ltd.	235,523	399,208
*	Mangalore Refinery & Petrochemicals Ltd.	40,362	40,821
	Marico Ltd.	106,063	725,618
	Marksans Pharma Ltd.	74,161	107,297
	Maruti Suzuki India Ltd.	2,703	322,762
Ω	MAS Financial Services Ltd.	4,593	43,994
	Mastek Ltd.	4,519	111,004
*	Max Financial Services Ltd.	6,657	65,710
*	Max Healthcare Institute Ltd.	26,551	191,237
*	Max Ventures & Industries Ltd.	6,858	16,652
	Mayur Uniquoters Ltd.	8,402	53,132
	Mazagon Dock Shipbuilders Ltd.	12,362	284,134
	Meghmani Finechem Ltd.	3,103	35,894
	Meghmani Organics Ltd.	33,015	32,807
Ω	Metropolis Healthcare Ltd.	6,923	115,535
	Minda Corp. Ltd.	11,926	44,803
Ω	Mishra Dhatu Nigam Ltd.	14,607	60,179
	MM Forgings Ltd.	3,625	47,234
	MOIL Ltd.	22,181	50,212
	Monte Carlo Fashions Ltd.	3,649	38,444
*	Morepen Laboratories Ltd.	75,587	28,512
	Motherson Sumi Wiring India Ltd.	433,050	315,053
	Motilal Oswal Financial Services Ltd.	12,383	126,421
	Mphasis Ltd.	33,542	934,462
	MRF Ltd.	654	816,491
	Mrs Bectors Food Specialities Ltd.	4,039	45,148
	MSTC Ltd.	7,750	41,700
	Multi Commodity Exchange of India Ltd.	2,793	56,589
	Muthoot Finance Ltd.	66,141	1,092,946
	Narayana Hrudayalaya Ltd.	18,518	227,490
	Natco Pharma Ltd.	28,761	291,849
	National Aluminium Co. Ltd.	319,195	371,233
	National Fertilizers Ltd.	35,078	30,472
	Nava Ltd.	42,413	191,995
	Navin Fluorine International Ltd.	1,958	101,988
	Navneet Education Ltd.	39,220	68,462
	NBCC India Ltd.	153,417	86,845

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	NCC Ltd.	133,271	$259,662
	NCL Industries Ltd.	8,249	19,292
	NELCO Ltd.	2,004	19,435
	NESCO Ltd.	8,606	73,474
	Nestle India Ltd.	3,680	1,004,241
	Neuland Laboratories Ltd.	1,127	47,621
	NHPC Ltd.	332,705	208,178
	NIIT Learning Systems Ltd.	25,172	95,869
*	NIIT Ltd.	25,172	25,133
	Nilkamal Ltd.	2,650	88,508
Ω	Nippon Life India Asset Management Ltd.	19,665	75,192
	NLC India Ltd.	66,590	94,837
	NMDC Ltd.	262,907	375,294
*††	NMDC Steel Ltd.	262,907	154,108
	NOCIL Ltd.	39,174	105,875
	Novartis India Ltd.	1,821	16,023
	NRB Bearings Ltd.	20,512	62,609
	NTPC Ltd.	299,031	792,161
	Nucleus Software Exports Ltd.	3,108	42,253
	Nuvama Wealth Management Ltd.	1,571	46,739
	Oberoi Realty Ltd.	36,793	500,774
	Oil & Natural Gas Corp. Ltd.	129,321	278,816
	Oil India Ltd.	56,889	190,755
	Oracle Financial Services Software Ltd.	5,536	261,985
	Orient Cement Ltd.	38,546	68,930
	Orient Electric Ltd.	29,101	81,792
	Orient Paper & Industries Ltd.	48,586	26,014
	Oriental Carbon & Chemicals Ltd.	1,440	13,942
*	Orissa Minerals Development Co. Ltd.	246	11,811
	Page Industries Ltd.	938	433,490
	Paisalo Digital Ltd.	58,490	42,562
	Panama Petrochem Ltd.	5,121	17,893
*Ω	Parag Milk Foods Ltd.	9,183	19,305
*	Patel Engineering Ltd.	105,493	56,355
*	PC Jeweller Ltd.	66,129	23,583
	PCBL Ltd.	61,168	117,422
	Persistent Systems Ltd.	16,947	979,313
	Petronet LNG Ltd.	282,882	802,720
	Pfizer Ltd.	2,456	119,778
	Phoenix Mills Ltd.	16,323	343,511
	PI Industries Ltd.	13,700	602,846
	Pidilite Industries Ltd.	13,377	426,454
	Piramal Enterprises Ltd.	31,460	388,192
*	Piramal Pharma Ltd.	125,840	159,627
*Ω	PNB Housing Finance Ltd.	8,078	62,729
	PNC Infratech Ltd.	30,500	128,363
	Poly Medicure Ltd.	4,687	70,608
	Polycab India Ltd.	6,068	356,533
	Polyplex Corp. Ltd.	6,105	90,944
	Poonawalla Fincorp Ltd.	51,968	248,983
	Power Finance Corp. Ltd.	337,298	1,071,890
	Power Grid Corp. of India Ltd.	239,177	774,392
	Power Mech Projects Ltd.	1,652	93,383
	Praj Industries Ltd.	24,932	129,862
*	Prakash Industries Ltd.	57,269	64,126
Ω	Prataap Snacks Ltd.	2,707	27,633
	Prestige Estates Projects Ltd.	53,086	379,285
*	Pricol Ltd.	26,229	88,157
*	Prime Focus Ltd.	9,031	12,564

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Prince Pipes & Fittings Ltd.	6,088	$48,733
*	Prism Johnson Ltd.	43,150	65,473
	Privi Speciality Chemicals Ltd.	2,218	29,606
	Procter & Gamble Health Ltd.	2,444	159,180
	Procter & Gamble Hygiene & Health Care Ltd.	1,703	327,204
	PSP Projects Ltd.	3,112	30,085
	PTC India Ltd.	99,145	142,279
	Punjab National Bank	439,236	330,593
*	PVR Inox Ltd.	6,920	131,004
Ω	Quess Corp. Ltd.	19,671	102,325
	Radico Khaitan Ltd.	19,581	344,312
	Rain Industries Ltd.	61,259	127,093
	Rajesh Exports Ltd.	25,906	164,288
	Rallis India Ltd.	18,917	50,296
	Ramco Cements Ltd.	27,322	293,952
	Ramco Industries Ltd.	13,704	30,858
	Ramkrishna Forgings Ltd.	13,260	90,888
	Rane Holdings Ltd.	2,514	30,610
	Rashtriya Chemicals & Fertilizers Ltd.	55,235	77,279
	Ratnamani Metals & Tubes Ltd.	5,918	191,579
	Raymond Ltd.	14,744	344,609
*Ω	RBL Bank Ltd.	157,218	435,890
	REC Ltd.	477,632	1,179,718
	Redington Ltd.	209,436	461,052
	Redtape Ltd.	8,330	22,266
	Relaxo Footwears Ltd.	12,843	147,892
	Reliance Industrial Infrastructure Ltd.	2,215	26,076
	Reliance Industries Ltd.	235,961	7,315,590
*	Reliance Infrastructure Ltd.	40,867	92,913
*	Reliance Power Ltd.	916,309	183,056
	Repco Home Finance Ltd.	10,088	40,334
	Rhi Magnesita India Ltd.	11,496	90,586
	Rico Auto Industries Ltd.	31,447	37,916
	RITES Ltd.	14,370	81,010
	RSWM Ltd.	7,568	18,410
	Rupa & Co. Ltd.	4,580	16,667
	Sagar Cements Ltd.	10,335	26,586
	Samvardhana Motherson International Ltd.	463,984	555,043
	Sandhar Technologies Ltd.	3,136	14,199
	Sangam India Ltd.	5,785	22,907
	Sanghvi Movers Ltd.	3,370	25,856
	Sanofi India Ltd.	2,438	208,068
*	Sarda Energy & Minerals Ltd.	2,755	67,452
	Sasken Technologies Ltd.	583	6,540
*	Satin Creditcare Network Ltd.	3,262	8,108
	Savita Oil Technologies Ltd.	4,462	16,926
	SBI Cards & Payment Services Ltd.	21,247	221,351
Ω	SBI Life Insurance Co. Ltd.	13,261	206,715
	Schaeffler India Ltd.	4,560	173,486
*	Schneider Electric Infrastructure Ltd.	14,706	50,624
*	Sequent Scientific Ltd.	6,658	7,688
	Seshasayee Paper & Boards Ltd.	3,484	11,714
Ω	SH Kelkar & Co. Ltd.	18,152	26,179
	Shankara Building Products Ltd.	1,193	10,878
	Shanthi Gears Ltd.	2,827	15,831
	Sharda Cropchem Ltd.	10,452	55,846
	Sharda Motor Industries Ltd.	1,355	14,022
*	Sheela Foam Ltd.	5,144	76,395
	Shilpa Medicare Ltd.	7,390	31,849

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Shipping Corp. of India Ltd.	59,327	$75,053
	Shipping Corp. of India Ltd.	59,327	19,511
*	Shoppers Stop Ltd.	11,621	112,374
	Shree Cement Ltd.	713	209,334
*	Shree Renuka Sugars Ltd.	135,400	75,759
	Shriram Finance Ltd.	67,814	1,561,615
	Siemens Ltd.	3,071	148,670
*	SIS Ltd.	11,528	61,838
	Siyaram Silk Mills Ltd.	4,652	31,280
	SKF India Ltd.	5,640	369,280
	Sobha Ltd.	13,764	103,911
	Solar Industries India Ltd.	6,105	281,676
*	Solara Active Pharma Sciences Ltd.	3,320	16,164
	Somany Ceramics Ltd.	4,551	41,248
	Sonata Software Ltd.	27,969	359,511
*	South Indian Bank Ltd.	519,112	123,640
*	Spandana Sphoorty Financial Ltd.	630	6,298
	SRF Ltd.	31,640	835,439
*	Star Cement Ltd.	15,877	28,111
	State Bank of India	114,695	864,706
	State Bank of India, GDR	2,177	163,710
	Steel Authority of India Ltd.	385,104	443,325
	Sterlite Technologies Ltd.	52,825	97,058
*	Strides Pharma Science Ltd.	21,638	124,086
*	Stylam Industries Ltd.	844	16,554
*	Subex Ltd.	85,031	33,544
	Subros Ltd.	10,122	52,239
	Sudarshan Chemical Industries Ltd.	11,301	68,046
	Sumitomo Chemical India Ltd.	6,316	31,663
	Sun Pharmaceutical Industries Ltd.	93,839	1,304,708
	Sun TV Network Ltd.	29,483	194,423
	Sundaram Finance Holdings Ltd.	7,208	10,981
	Sundaram Finance Ltd.	10,231	329,597
	Sundaram-Clayton Ltd.	1,656	102,369
	Sundram Fasteners Ltd.	21,656	335,891
	Sunteck Realty Ltd.	21,380	94,384
	Suprajit Engineering Ltd.	20,254	103,097
	Supreme Industries Ltd.	13,018	561,388
	Supreme Petrochem Ltd.	22,062	120,282
	Surya Roshni Ltd.	6,884	68,246
	Suven Pharmaceuticals Ltd.	55,204	331,168
*	Suzlon Energy Ltd.	1,072,119	247,391
	Swaraj Engines Ltd.	1,242	29,509
	Symphony Ltd.	1,850	19,559
Ω	Syngene International Ltd.	25,178	244,161
	Tamil Nadu Newsprint & Papers Ltd.	15,403	39,609
	Tanla Platforms Ltd.	13,276	193,477
*	TARC Ltd.	44,042	38,258
	Tasty Bite Eatables Ltd.	47	8,119
	Tata Chemicals Ltd.	59,057	762,335
	Tata Coffee Ltd.	25,162	76,482
	Tata Communications Ltd.	22,946	501,858
	Tata Consultancy Services Ltd.	68,192	2,835,452
	Tata Consumer Products Ltd.	48,640	508,277
	Tata Elxsi Ltd.	6,826	594,769
	Tata Metaliks Ltd.	5,683	61,717
*	Tata Motors Ltd.	538,806	4,227,709
	Tata Power Co. Ltd.	176,417	507,704
	Tata Steel Long Products Ltd.	403	3,726

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tata Steel Ltd.	2,262,610	$3,386,283
	TCI Express Ltd.	3,754	72,249
	TD Power Systems Ltd.	22,880	72,537
	Tech Mahindra Ltd.	111,525	1,519,622
	Techno Electric & Engineering Co. Ltd.	19,123	114,039
	Texmaco Rail & Engineering Ltd.	49,331	63,932
	Thermax Ltd.	5,791	182,262
	Thirumalai Chemicals Ltd.	17,134	42,270
*	Thomas Cook India Ltd.	36,462	37,264
Ω	Thyrocare Technologies Ltd.	4,402	31,879
	Tide Water Oil Co. India Ltd.	1,030	14,082
	Tilaknagar Industries Ltd.	20,689	42,846
	Time Technoplast Ltd.	52,285	87,351
	Timken India Ltd.	5,493	234,517
	Tinplate Co. of India Ltd.	10,194	46,359
*	Titagarh Rail System Ltd.	16,029	127,654
	Titan Co. Ltd.	37,363	1,370,334
	Torrent Pharmaceuticals Ltd.	26,306	643,655
	Torrent Power Ltd.	39,877	329,043
	Tourism Finance Corp. of India Ltd.	12,629	13,560
	TransIndia Realty & Logistics Parks Ltd.	31,372	9,256
	Transport Corp. of India Ltd.	10,050	92,211
	Trent Ltd.	10,624	227,622
	Trident Ltd.	564,080	221,475
	Triveni Engineering & Industries Ltd.	37,325	135,981
	Triveni Turbine Ltd.	9,150	44,355
	TTK Prestige Ltd.	10,200	98,150
	Tube Investments of India Ltd.	36,180	1,363,065
	TV Today Network Ltd.	13,324	33,498
*	TV18 Broadcast Ltd.	207,389	102,172
	TVS Motor Co. Ltd.	47,653	798,931
	TVS Srichakra Ltd.	1,447	53,506
	Uflex Ltd.	11,771	62,396
	Ugar Sugar Works Ltd.	25,068	41,119
*	Ugro Capital Ltd.	13,207	43,743
	Ujjivan Financial Services Ltd.	7,052	42,466
Ω	Ujjivan Small Finance Bank Ltd.	88,629	52,081
	UltraTech Cement Ltd.	21,149	2,137,645
	Unichem Laboratories Ltd.	12,905	62,522
	Union Bank of India Ltd.	199,983	217,327
	United Breweries Ltd.	6,349	118,841
*	United Spirits Ltd.	47,033	580,505
	UNO Minda Ltd.	56,378	404,856
	UPL Ltd.	258,990	1,962,309
	Usha Martin Ltd.	48,729	199,433
	UTI Asset Management Co. Ltd.	3,797	37,114
*	VA Tech Wabag Ltd.	12,652	81,207
	Vaibhav Global Ltd.	17,605	73,929
	Vakrangee Ltd.	221,710	42,673
*	Vardhman Textiles Ltd.	40,475	183,287
*Ω	Varroc Engineering Ltd.	13,072	55,511
	Varun Beverages Ltd.	99,084	969,723
	Vedanta Ltd.	251,272	846,199
	Venky's India Ltd.	1,715	42,387
	Vesuvius India Ltd.	3,868	173,021
	V-Guard Industries Ltd.	33,652	115,823
	Vinati Organics Ltd.	9,924	221,622
	Vindhya Telelinks Ltd.	2,575	64,379
	VIP Industries Ltd.	11,912	86,972

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Visaka Industries Ltd.	10,930	$11,441
	Vl E Governance Ord	22,171	6,065
	V-Mart Retail Ltd.	1,571	43,589
*	Vodafone Idea Ltd.	1,763,194	178,104
	Voltamp Transformers Ltd.	1,363	76,798
	Voltas Ltd.	11,414	108,166
*	VRL Logistics Ltd.	13,256	118,294
	VST Industries Ltd.	1,677	77,111
	VST Tillers Tractors Ltd.	975	36,267
	Welspun Corp. Ltd.	50,380	197,198
	Welspun Enterprises Ltd.	19,817	56,431
	Welspun India Ltd.	146,995	195,543
	West Coast Paper Mills Ltd.	14,627	86,228
*	Westlife Foodworld Ltd.	15,854	180,547
	Whirlpool of India Ltd.	4,402	77,583
	Wipro Ltd.	134,598	663,854
*	Wockhardt Ltd.	18,419	53,480
*	Wonderla Holidays Ltd.	6,827	51,680
*	Yes Bank Ltd.	644,005	133,606
	Zee Entertainment Enterprises Ltd.	302,810	896,923
	Zensar Technologies Ltd.	37,855	228,618
	Zydus Lifesciences Ltd.	65,791	504,570
	Zydus Wellness Ltd.	4,155	74,219
TOTAL INDIA			208,042,481
INDONESIA — (0.6%)
	Ace Hardware Indonesia Tbk PT	1,654,200	79,018
	Adaro Energy Indonesia Tbk PT	4,921,100	787,231
*	Adhi Karya Persero Tbk PT	754,695	23,821
*	Adi Sarana Armada Tbk PT	314,400	26,787
*	Agung Semesta Sejahtera Tbk PT	379,600	277
	AKR Corporindo Tbk PT	2,644,700	243,072
*	Alam Sutera Realty Tbk PT	5,422,500	65,813
	Aneka Tambang Tbk PT	1,652,646	217,836
*††	Armidian Karyatama Tbk PT	544,900	0
	Arwana Citramulia Tbk PT	856,700	48,015
	Ashmore Asset Management Indonesia Tbk PT	75,400	5,473
	Astra Agro Lestari Tbk PT	53,300	26,776
	Astra International Tbk PT	2,213,700	1,006,004
	Astra Otoparts Tbk PT	396,000	76,924
*	Bank Amar Indonesia Tbk PT	864,766	17,206
	Bank BTPN Syariah Tbk PT	670,100	94,756
*	Bank Bukopin Tbk PT	6,036,756	41,632
	Bank Central Asia Tbk PT	2,276,200	1,378,538
*	Bank China Construction Bank Indonesia Tbk PT	2,812,000	15,844
*	Bank Ganesha Tbk PT	1,272,900	7,188
*	Bank Jago Tbk PT	219,100	42,331
	Bank Mandiri Persero Tbk PT	4,231,200	1,608,471
*	Bank Mayapada International Tbk PT	1,109,200	37,895
	Bank Maybank Indonesia Tbk PT	1,445,900	27,618
*	Bank MNC Internasional Tbk PT	3,083,600	16,774
*	Bank Nationalnobu Tbk PT	303,200	9,982
	Bank Negara Indonesia Persero Tbk PT	1,009,600	594,354
*	Bank Neo Commerce Tbk PT	1,270,900	38,283
	Bank OCBC Nisp Tbk PT	145,100	11,644
	Bank Pan Indonesia Tbk PT	1,172,500	99,532
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,027,143	81,052
	Bank Pembangunan Daerah Jawa Timur Tbk PT	1,628,900	71,271
	Bank Rakyat Indonesia Persero Tbk PT	3,537,434	1,324,429

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bank Raya Indonesia Tbk PT	1,210,000	$30,969
	Bank Syariah Indonesia Tbk PT	2,626,260	288,270
	Bank Tabungan Negara Persero Tbk PT	1,811,092	158,002
	Barito Pacific Tbk PT	2,358,986	121,217
	BFI Finance Indonesia Tbk PT	2,826,900	247,530
*	Bintang Oto Global Tbk PT	230,100	18,925
	BISI International Tbk PT	199,000	19,914
	Blue Bird Tbk PT	168,500	25,135
*	Buana Lintas Lautan Tbk PT	3,163,100	20,539
*	Bukalapak.com PT Tbk	3,530,500	50,620
	Bukit Asam Tbk PT	1,380,500	253,851
*	Bumi Resources Minerals Tbk PT	7,872,700	89,309
*	Bumi Resources Tbk PT	12,255,600	103,970
*	Bumi Serpong Damai Tbk PT	2,395,200	188,289
*	Bumi Teknokultura Unggul Tbk PT	2,403,200	7,968
*	Capital Financial Indonesia Tbk PT	1,027,500	45,324
	Charoen Pokphand Indonesia Tbk PT	994,200	341,048
Ω	Cikarang Listrindo Tbk PT	409,000	19,948
	Ciputra Development Tbk PT	3,523,547	260,574
*	Citra Marga Nusaphala Persada Tbk PT	166,518	18,612
	Clipan Finance Indonesia Tbk PT	542,100	23,367
	Delta Dunia Makmur Tbk PT	2,054,300	54,250
	Dharma Satya Nusantara Tbk PT	1,298,400	50,391
	Elang Mahkota Teknologi Tbk PT	1,164,500	50,241
	Elnusa Tbk PT	1,799,200	46,544
	Erajaya Swasembada Tbk PT	3,182,500	105,574
*	Gajah Tunggal Tbk PT	649,500	46,512
	Garudafood Putra Putri Jaya Tbk PT	2,994,000	93,326
	Gudang Garam Tbk PT	123,700	228,974
*††	Hanson International Tbk PT	36,338,700	0
	Harum Energy Tbk PT	875,800	96,451
	Impack Pratama Industri Tbk PT	1,201,200	26,760
	Indah Kiat Pulp & Paper Tbk PT	830,400	504,086
	Indika Energy Tbk PT	744,800	97,608
	Indo Tambangraya Megah Tbk PT	156,500	282,453
	Indocement Tunggal Prakarsa Tbk PT	225,000	155,573
	Indofood CBP Sukses Makmur Tbk PT	142,700	106,037
	Indofood Sukses Makmur Tbk PT	1,595,300	775,022
	Indomobil Sukses Internasional Tbk PT	398,300	46,344
	Indosat Tbk PT	265,100	161,712
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,848,476	78,472
*††	Inti Agri Resources Tbk PT	532,800	331
*	Intiland Development Tbk PT	1,382,100	21,804
	Japfa Comfeed Indonesia Tbk PT	2,060,300	182,429
	Jasa Marga Persero Tbk PT	377,704	96,914
	Jaya Real Property Tbk PT	957,600	35,879
	Kalbe Farma Tbk PT	1,387,900	176,280
*	Kapuas Prima Coal Tbk PT	1,002,500	3,323
*	Kawasan Industri Jababeka Tbk PT	3,773,910	38,782
*	Krakatau Steel Persero Tbk PT	1,204,811	17,427
*	Lippo Karawaci Tbk PT	10,772,700	70,750
	Mahkota Group Tbk PT	172,100	7,760
*	Map Aktif Adiperkasa PT	2,422,000	130,159
	Matahari Department Store Tbk PT	353,800	70,890
	Mayora Indah Tbk PT	616,800	98,947
*	MD Pictures Tbk PT	396,800	105,196
	Medco Energi Internasional Tbk PT	5,217,100	391,865
*	Media Nusantara Citra Tbk PT	2,123,400	88,708
	Medikaloka Hermina Tbk PT	918,200	90,984

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Mega Manunggal Property Tbk PT	259,500	$7,235
*	Merdeka Copper Gold Tbk PT	698,842	162,838
*	Metro Healthcare Indonesia Tbk PT	883,300	30,167
	Metrodata Electronics Tbk PT	1,934,000	66,056
*	Mitra Adiperkasa Tbk PT	3,535,200	464,324
	Mitra Keluarga Karyasehat Tbk PT	847,500	163,667
	Mitra Pinasthika Mustika Tbk PT	324,700	22,294
*	MNC Digital Entertainment Tbk PT	62,200	15,590
*	MNC Land Tbk PT	14,426,000	65,977
	Mulia Industrindo Tbk PT	319,100	9,521
	Nippon Indosari Corpindo Tbk PT	326,544	27,826
*	Omni Inovasi Indonesia Tbk PT	985,400	3,267
	Pabrik Kertas Tjiwi Kimia Tbk PT	471,500	211,088
*	Pacific Strategic Financial Tbk PT	445,200	32,031
	Pakuwon Jati Tbk PT	6,004,200	191,294
	Panin Financial Tbk PT	5,284,100	107,297
*	Paninvest Tbk PT	293,500	21,695
	Perusahaan Gas Negara Tbk PT	1,797,400	162,733
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,391,200	95,976
*††	Pool Advista Indonesia Tbk PT	107,000	67
*	PP Persero Tbk PT	1,316,763	52,835
	Puradelta Lestari Tbk PT	3,333,600	37,578
*	Quantum Clovera Investama Tbk PT	1,585,300	5,256
	Ramayana Lestari Sentosa Tbk PT	717,500	27,359
	Resource Alam Indonesia Tbk PT	280,600	9,305
*††	Rimo International Lestari Tbk PT	17,222,700	0
	Rukun Raharja Tbk PT	273,200	16,489
	Salim Ivomas Pratama Tbk PT	1,294,900	36,399
	Samudera Indonesia Tbk PT	2,565,000	62,629
*	Sarana Meditama Metropolitan Tbk PT	619,100	15,197
	Sarana Menara Nusantara Tbk PT	3,739,000	251,639
	Sariguna Primatirta Tbk PT	530,300	23,229
	Sawit Sumbermas Sarana Tbk PT	1,734,600	137,425
*††	Sekawan Intipratama Tbk PT	253,200	0
	Selamat Sempurna Tbk PT	538,800	71,452
	Semen Baturaja Tbk PT	601,700	15,247
	Semen Indonesia Persero Tbk PT	862,210	398,969
	Siloam International Hospitals Tbk PT	921,168	119,115
*††	Sri Rejeki Isman Tbk PT	5,584,400	10,137
	Sumber Alfaria Trijaya Tbk PT	3,229,000	578,179
	Summarecon Agung Tbk PT	3,451,323	151,135
	Surya Citra Media Tbk PT	4,966,600	51,381
	Surya Esa Perkasa Tbk PT	2,121,300	83,029
*	Surya Semesta Internusa Tbk PT	2,170,500	67,385
	Telkom Indonesia Persero Tbk PT	1,328,300	327,261
	Telkom Indonesia Persero Tbk PT, ADR	6,000	147,180
	Temas Tbk PT	2,461,000	44,086
	Tempo Scan Pacific Tbk PT	231,900	26,068
	Timah Tbk PT	691,000	43,105
	Tower Bersama Infrastructure Tbk PT	988,800	126,560
*††	Trada Alam Minera Tbk PT	8,033,600	4,994
	Transcoal Pacific Tbk PT	118,600	52,318
*	Trimegah Sekuritas IndonesiaTbk PT	503,900	8,156
	Tunas Baru Lampung Tbk PT	1,173,914	64,983
	Ultrajaya Milk Industry & Trading Co. Tbk PT	213,000	27,183
	Unilever Indonesia Tbk PT	730,500	186,471
	United Tractors Tbk PT	558,300	1,019,945
	Vale Indonesia Tbk PT	294,100	134,209
*††	Waskita Beton Precast Tbk PT	2,948,500	9,768

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Waskita Karya Persero Tbk PT	3,327,686	$44,575
*	Wijaya Karya Persero Tbk PT	1,387,034	40,300
	XL Axiata Tbk PT	1,664,429	250,582
TOTAL INDONESIA			21,734,042
IRELAND — (0.6%)
	AIB Group PLC	303,015	1,425,280
	Bank of Ireland Group PLC	337,989	3,566,061
	Cairn Homes PLC	242,753	291,463
#	CRH PLC, Sponsored ADR	154,276	9,302,843
*	Dalata Hotel Group PLC	60,105	281,194
	FBD Holdings PLC	12,798	181,521
*	Flutter Entertainment PLC	3,827	761,670
	Glanbia PLC	67,419	1,045,935
*Ω	Glenveagh Properties PLC	186,836	220,628
	Irish Continental Group PLC	44,851	237,692
	Kerry Group PLC, Class A	5,880	584,183
	Kingspan Group PLC	28,989	2,326,759
*	Permanent TSB Group Holdings PLC	27,099	67,933
	Smurfit Kappa Group PLC	85,945	3,400,931
TOTAL IRELAND			23,694,093
ISRAEL — (0.6%)
	Adgar Investment & Development Ltd.	12,310	16,309
*	Afcon Holdings Ltd.	747	19,129
*	AFI Properties Ltd.	3,808	154,517
	Africa Israel Residences Ltd.	1,148	56,238
*	Airport City Ltd.	15,073	227,276
*	Allot Ltd.	4,114	10,200
	Alony Hetz Properties & Investments Ltd.	18,277	153,555
	Alrov Properties & Lodgings Ltd.	2,536	112,864
#*	Amos Luzon Development & Energy Group Ltd.	22,469	10,014
	Amot Investments Ltd.	32,080	171,940
	Arad Ltd.	4,216	66,310
*	Argo Properties NV	913	13,906
#	Ashtrom Group Ltd.	11,103	167,232
	AudioCodes Ltd.	3,853	38,684
	Aura Investments Ltd.	27,978	60,734
	Automatic Bank Services Ltd.	3,034	12,541
*	Avgol Industries 1953 Ltd.	14,380	5,562
#*	Azorim-Investment Development & Construction Co. Ltd.	19,115	66,443
	Azrieli Group Ltd.	1,792	101,974
	Bank Hapoalim BM	82,741	734,975
	Bank Leumi Le-Israel BM	201,309	1,606,973
*	Bet Shemesh Engines Holdings 1997 Ltd.	1,218	33,068
	Bezeq The Israeli Telecommunication Corp. Ltd.	328,140	434,144
*	Big Shopping Centers Ltd.	1,233	115,963
*	BioLine RX Ltd.	86,003	8,759
	Blue Square Real Estate Ltd.	1,087	66,432
*	Brack Capital Properties NV	732	80,420
*	Camtek Ltd.	5,804	268,263
	Carasso Motors Ltd.	12,524	57,012
*	Cellcom Israel Ltd.	34,646	122,918
*	Ceragon Networks Ltd.	10,169	20,541
*	Clal Insurance Enterprises Holdings Ltd.	22,680	345,473
*	Compugen Ltd.	2,509	2,807
	Danel Adir Yeoshua Ltd.	1,775	140,112
	Delek Automotive Systems Ltd.	18,863	136,611

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Delek Group Ltd.	2,628	$371,259
	Delta Galil Ltd.	5,756	227,101
	Dor Alon Energy in Israel 1988 Ltd.	2,155	42,075
	E&M Computing Ltd.	1,464	3,724
*	El Al Israel Airlines	25,912	33,962
	Elbit Systems Ltd.	1,167	247,672
	Electra Consumer Products 1970 Ltd.	5,498	137,325
	Electra Ltd.	671	295,424
	Electra Real Estate Ltd.	4,747	59,593
*	Ellomay Capital Ltd.	413	7,057
	Energix-Renewable Energies Ltd.	18,849	68,979
*	Enlight Renewable Energy Ltd.	3,423	65,924
*	Equital Ltd.	11,501	346,829
*	Fattal Holdings 1998 Ltd.	1,720	181,503
	First International Bank of Israel Ltd.	10,871	459,544
	FMS Enterprises Migun Ltd.	1,064	33,601
	Formula Systems 1985 Ltd.	5,343	387,713
	Fox Wizel Ltd.	3,553	296,438
	Gav-Yam Lands Corp. Ltd.	17,476	125,469
*	Gilat Satellite Networks Ltd.	6,757	42,501
#*	Hagag Group Real Estate Development	5,922	22,247
*	Hamat Group Ltd.	5,314	20,821
	Harel Insurance Investments & Financial Services Ltd.	50,644	399,432
	Hilan Ltd.	4,774	233,795
	Hiper Global Ltd.	1,464	6,172
	ICL Group Ltd.	77,014	512,797
	IDI Insurance Co. Ltd.	2,825	58,405
*	IES Holdings Ltd.	512	35,529
	Ilex Medical Ltd.	1,583	32,744
	Inrom Construction Industries Ltd.	23,278	84,877
	Isracard Ltd.	45,780	189,849
	Israel Canada T.R Ltd.	18,128	44,885
	Israel Discount Bank Ltd., Class A	199,959	1,059,133
#	Israel Land Development Co. Ltd.	6,080	57,272
	Israel Shipyards Industries Ltd.	998	25,859
	Isras Investment Co. Ltd.	610	125,043
	Issta Ltd.	793	17,102
*	Kamada Ltd.	4,981	24,698
	Kardan Real Estate Enterprise & Development Ltd.	14,765	15,806
	Kenon Holdings Ltd.	4,298	112,999
	Kerur Holdings Ltd.	1,856	42,745
	Klil Industries Ltd.	492	24,555
#	Lahav L.R. Real Estate Ltd.	7,178	6,940
	Lapidoth Capital Ltd.	698	12,561
	Levinstein Properties Ltd.	1,006	20,899
	M Yochananof & Sons Ltd.	1,555	70,695
	Magic Software Enterprises Ltd.	20,534	257,854
	Malam - Team Ltd.	2,662	45,628
	Matrix IT Ltd.	10,705	213,972
	Max Stock Ltd.	17,688	38,805
	Maytronics Ltd.	10,226	139,282
	Mediterranean Towers Ltd.	17,620	40,566
	Mega Or Holdings Ltd.	4,762	105,037
*	Mehadrin Ltd.	232	9,488
*	Meitav Investment House Ltd.	9,352	34,294
	Melisron Ltd.	3,680	243,188
	Menora Mivtachim Holdings Ltd.	12,951	276,424
	Meshulam Levinstein Contracting & Engineering Ltd.	268	21,475
	Migdal Insurance & Financial Holdings Ltd.	160,246	198,169

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Mivne Real Estate KD Ltd.	60,197	$158,704
*	Mivtach Shamir Holdings Ltd.	2,452	65,684
	Mizrahi Tefahot Bank Ltd.	20,981	757,502
	Naphtha Israel Petroleum Corp. Ltd.	16,781	83,059
	Nawi Brothers Ltd.	5,014	34,747
*	Netanel Menivim Ltd.	1,534	971
*	Neto Malinda Trading Ltd.	2,810	50,062
*	Neto ME Holdings Ltd.	465	9,849
*	Nice Ltd.	193	42,010
#*	Nice Ltd., Sponsored ADR	595	129,621
*	Nova Ltd.	5,457	678,327
	Novolog Ltd.	74,680	41,268
	Oil Refineries Ltd.	904,171	289,030
	One Software Technologies Ltd.	11,900	158,006
*	OPC Energy Ltd.	6,667	47,483
*	OY Nofar Energy Ltd.	700	16,433
	Palram Industries 1990 Ltd.	3,850	30,303
*	Partner Communications Co. Ltd.	84,067	358,695
*	Paz Oil Co. Ltd.	3,379	367,383
*	Perion Network Ltd.	4,096	148,093
	Phoenix Holdings Ltd.	37,603	385,831
	Plasson Industries Ltd.	1,820	80,697
#	Prashkovsky Investments & Construction Ltd.	2,121	49,237
*	Priortech Ltd.	1,855	45,108
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	4,182	252,604
*	Rani Zim Shopping Centers Ltd.	14,142	10,205
	Retailors Ltd.	2,355	50,929
	Sano-Brunos Enterprises Ltd.	288	16,462
*	Scope Metals Group Ltd.	3,658	128,457
	Shapir Engineering & Industry Ltd.	9,860	70,285
*	Shikun & Binui Ltd.	48,775	133,556
*	Shufersal Ltd.	36,792	195,107
	Summit Real Estate Holdings Ltd.	15,262	211,498
	Suny Cellular Communication Ltd.	31,041	11,744
	Tadiran Group Ltd.	1,079	86,724
#Ω	Tamar Petroleum Ltd.	10,467	44,819
*	Tel Aviv Stock Exchange Ltd.	10,968	58,412
	Telsys Ltd.	428	29,129
*	Teva Pharmaceutical Industries Ltd., Sponsored ADR	64,033	537,877
	Tiv Taam Holdings 1 Ltd.	17,262	27,542
*	Tower Semiconductor Ltd.	29,264	1,104,716
#	Turpaz Industries Ltd.	3,065	9,546
	Victory Supermarket Chain Ltd.	1,508	14,871
	YD More Investments Ltd.	9,388	22,724
	YH Dimri Construction & Development Ltd.	2,072	146,391
TOTAL ISRAEL			21,147,335
ITALY — (1.9%)
	A2A SpA	601,238	1,147,137
	ACEA SpA	30,050	368,168
	Amplifon SpA	35,979	1,217,245
Ω	Anima Holding SpA	48,328	186,217
	Aquafil SpA	4,743	19,230
	Ariston Holding NV	2,700	25,166
	Arnoldo Mondadori Editore SpA	66,336	156,291
	Ascopiave SpA	20,805	52,252
	Assicurazioni Generali SpA	83,818	1,785,367
*	Avio SpA	4,330	43,157
	Azimut Holding SpA	45,235	1,068,114

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Banca Generali SpA	19,402	$726,810
	Banca IFIS SpA	10,751	189,872
	Banca Mediolanum SpA	42,158	409,646
*	Banca Monte dei Paschi di Siena SpA	5	14
	Banca Popolare di Sondrio SPA	183,166	884,827
	Banca Profilo SpA	46,449	10,770
Ω	Banca Sistema SpA	18,647	24,627
	Banco BPM SpA	643,041	3,217,807
	Banco di Desio e della Brianza SpA	16,694	62,410
	BasicNet SpA	5,690	30,134
Ω	BFF Bank SpA	19,736	222,768
	Biesse SpA	2,426	32,694
	BPER Banca	354,637	1,227,152
	Brembo SpA	38,719	548,055
	Brunello Cucinelli SpA	11,657	985,605
	Buzzi SpA	24,375	692,692
	Cairo Communication SpA	27,066	51,878
Ω	Carel Industries SpA	7,944	227,375
	Cementir Holding NV	15,517	146,450
*	CIR SpA-Compagnie Industriali	208,584	92,819
	Credito Emiliano SpA	35,737	305,518
	d'Amico International Shipping SA	13,982	57,938
	Danieli & C Officine Meccaniche SpA	14,987	288,039
	Danieli & C Officine Meccaniche SpA	7,008	173,373
#	Datalogic SpA	1,983	14,751
	Davide Campari-Milano NV	499	6,711
	De' Longhi SpA	8,763	222,357
	DiaSorin SpA	2,898	325,133
Ω	doValue SpA	16,541	82,630
	Elica SpA	3,965	11,191
	Emak SpA	23,116	26,804
Ω	Enav SpA	10,974	47,187
	Enel SpA	602,450	4,154,013
	Eni SpA	388,066	5,924,552
	ERG SpA	1,837	52,806
	Esprinet SpA	9,068	53,332
*	Eurotech SpA	8,670	29,430
	Ferrari NV	9,208	2,952,026
	Fila SpA	1,454	12,949
#*	Fincantieri SpA	173,288	99,447
	FinecoBank Banca Fineco SpA	68,707	1,066,830
	FNM SpA	63,935	30,170
*	Garofalo Health Care SpA	4,908	22,453
	Gefran SpA	1,857	18,079
	GPI SpA	722	8,686
	Gruppo MutuiOnline SpA	7,868	281,719
	Hera SpA	303,423	942,140
	IMMSI SpA	88,096	46,600
Ω	Infrastrutture Wireless Italiane SpA	39,588	496,465
	Interpump Group SpA	4,563	248,267
	Intesa Sanpaolo SpA	943,765	2,729,055
	Iren SpA	159,197	322,612
	Italgas SpA	133,957	789,251
	Italian Sea Group SPA	1,953	16,301
	Italmobiliare SpA	5,062	139,131
*	Iveco Group NV	31,302	296,880
	IVS Group SA	7,546	41,461
*	KME Group SpA	29,824	32,614
	Leonardo SpA	113,660	1,538,885

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	LU-VE SpA	1,142	$36,950
#	Maire Tecnimont SpA	50,309	206,695
	Mediobanca Banca di Credito Finanziario SpA	161,693	2,154,817
#	MFE-MediaForEurope NV, Class A	345,597	182,845
#	MFE-MediaForEurope NV, Class B	133,246	102,796
	Moncler SpA	27,682	1,997,910
*	Newlat Food SpA	3,045	20,577
*Ω	Nexi SpA	124,627	1,079,270
	Orsero SpA	2,438	34,380
Ω	OVS SpA	69,768	191,717
	Pharmanutra SpA	964	61,573
	Piaggio & C SpA	94,601	371,984
Ω	Piovan SpA	1,152	12,109
Ω	Pirelli & C SpA	122,285	651,904
Ω	Poste Italiane SpA	113,339	1,294,727
	Prysmian SpA	27,506	1,096,806
Ω	RAI Way SpA	37,554	213,896
	Recordati Industria Chimica e Farmaceutica SpA	21,696	1,120,383
	Reply SpA	5,430	588,271
	Rizzoli Corriere Della Sera Mediagroup SpA	58,201	46,052
*	Sabaf SpA	2,805	54,689
	SAES Getters SpA	1,821	58,736
	SAES Getters SpA	2,046	65,718
*	Safilo Group SpA	32,565	41,526
	Salvatore Ferragamo SpA	15,633	254,592
	Sanlorenzo SpA/Ameglia	2,293	89,062
	Saras SpA	206,603	295,449
	Sesa SpA	2,079	243,588
	Snam SpA	151,757	797,751
*	Sogefi SpA	29,462	42,226
	SOL SpA	12,728	359,396
	Spaxs SpA	14,149	96,762
	Stellantis NV	453,110	9,296,858
	Tamburi Investment Partners SpA	29,116	282,504
Ω	Technogym SpA	34,456	317,856
*	Technoprobe SpA	29,087	265,978
*	Telecom Italia SpA	3,216,627	927,262
*	Telecom Italia SpA	1,355,110	379,952
*	Telecom Italia SpA, Sponsored ADR	7,412	21,039
	Tenaris SA	36,808	611,658
	Tenaris SA, ADR	12,095	405,062
	Terna - Rete Elettrica Nazionale	137,860	1,164,780
	Tinexta SpA	5,438	101,568
*	Tod's SpA	2,149	97,594
	TXT e-solutions SpA	1,853	44,410
	UniCredit SpA	177,795	4,501,813
#Ω	Unieuro SpA	5,944	63,429
	Unipol Gruppo SpA	170,742	950,638
	UnipolSai Assicurazioni SpA	160,496	412,434
#	Webuild SpA	76,708	150,164
	Wiit SpA	2,877	61,028
	Zignago Vetro SpA	7,898	141,511
TOTAL ITALY			73,823,230
JAPAN — (14.9%)
	&Do Holdings Co. Ltd.	1,400	10,856
	77 Bank Ltd.	20,800	443,219
	A&D HOLON Holdings Co. Ltd.	11,800	156,266
#	Abalance Corp.	1,800	116,520

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ABC-Mart, Inc.	2,100	$116,271
*	Access Co. Ltd.	12,100	77,364
	Achilles Corp.	6,100	65,317
	Acom Co. Ltd.	105,100	258,385
	AD Works Group Co. Ltd.	13,910	18,691
	Adastria Co. Ltd.	11,700	238,470
	ADEKA Corp.	37,900	768,416
	Ad-sol Nissin Corp.	1,600	18,802
#	Adtec Plasma Technology Co. Ltd.	1,000	11,462
	Advan Group Co. Ltd.	6,600	46,086
	Advance Create Co. Ltd.	3,600	31,263
#	Advanced Media, Inc.	4,300	53,609
	Advantest Corp.	16,100	2,226,789
	Adventure, Inc.	600	39,056
	Aeon Co. Ltd.	65,024	1,408,331
	Aeon Delight Co. Ltd.	7,400	153,341
	Aeon Fantasy Co. Ltd.	3,100	62,101
	AEON Financial Service Co. Ltd.	40,600	364,803
#	Aeon Hokkaido Corp.	10,000	60,806
	Aeon Kyushu Co. Ltd.	800	13,535
	Aeon Mall Co. Ltd.	17,800	219,999
	AFC-HD AMS Life Science Co. Ltd.	4,100	24,864
	AGC, Inc.	44,000	1,589,880
	Agro-Kanesho Co. Ltd.	1,800	19,061
	Ahresty Corp.	9,600	49,266
	Ai Holdings Corp.	6,600	104,061
	Aica Kogyo Co. Ltd.	9,300	220,977
	Aichi Corp.	12,600	79,564
	Aichi Financial Group, Inc.	15,989	276,005
	Aichi Steel Corp.	4,600	120,873
	Aichi Tokei Denki Co. Ltd.	3,600	39,908
	Aida Engineering Ltd.	18,600	132,911
#*	Aidma Holdings, Inc.	1,900	29,586
	Aiful Corp.	103,400	259,834
	Ain Holdings, Inc.	9,600	341,336
	Ainavo Holdings Co. Ltd.	800	6,600
	Aiphone Co. Ltd.	4,500	79,225
	Air Water, Inc.	64,700	911,214
	Airport Facilities Co. Ltd.	10,500	41,588
	Airtrip Corp.	4,300	78,319
	Aisan Industry Co. Ltd.	22,700	187,802
	Aisin Corp.	31,400	1,020,346
	AIT Corp.	1,900	24,891
	Aizawa Securities Group Co. Ltd.	12,600	73,445
	Ajinomoto Co., Inc.	29,700	1,157,257
	Ajis Co. Ltd.	2,100	35,283
	Akatsuki Corp.	4,600	12,449
	Akatsuki, Inc.	2,400	35,685
*	Akebono Brake Industry Co. Ltd.	43,900	45,111
	Akita Bank Ltd.	5,900	76,378
	Albis Co. Ltd.	2,900	50,191
	Alconix Corp.	11,500	116,192
	Alfresa Holdings Corp.	39,600	631,530
	Alinco, Inc.	8,800	67,633
#	Alleanza Holdings Co. Ltd.	4,100	29,189
	Alpen Co. Ltd.	7,200	99,968
	Alpha Systems, Inc.	700	16,795
*	AlphaPolis Co. Ltd.	900	17,691
	Alps Alpine Co. Ltd.	71,844	635,026

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Alps Logistics Co. Ltd.	1,900	$21,010
	Altech Corp.	6,710	133,366
	Amada Co. Ltd.	80,000	787,321
	Amano Corp.	16,400	372,674
	Amiyaki Tei Co. Ltd.	1,600	38,143
	Amuse, Inc.	2,100	25,971
	Amvis Holdings, Inc.	12,200	247,669
*	ANA Holdings, Inc.	11,700	280,496
	Anabuki Kosan, Inc.	1,900	29,073
	Anest Iwata Corp.	8,600	70,996
#*	AnGes, Inc.	7,300	5,137
	Anicom Holdings, Inc.	12,400	55,161
	Anritsu Corp.	39,400	310,222
	AOI Electronics Co. Ltd.	2,000	25,336
	AOKI Holdings, Inc.	16,400	106,091
	Aoyama Trading Co. Ltd.	17,800	162,564
#	Aoyama Zaisan Networks Co. Ltd.	5,700	39,985
#	Aozora Bank Ltd.	30,200	621,084
	Arakawa Chemical Industries Ltd.	6,700	48,301
	Arata Corp.	4,400	152,242
#	Arcland Service Holdings Co. Ltd.	4,000	85,239
	Arcs Co. Ltd.	16,380	285,807
#	Ardepro Co. Ltd.	4,620	12,120
	ARE Holdings, Inc.	36,200	485,961
	Arealink Co. Ltd.	5,300	101,265
	Argo Graphics, Inc.	4,000	98,627
	Arisawa Manufacturing Co. Ltd.	10,600	81,116
	ARTERIA Networks Corp.	7,500	104,248
	Artnature, Inc.	9,700	53,366
*	Aruhi Corp.	3,700	26,285
	As One Corp.	6,100	242,531
	Asahi Co. Ltd.	6,500	57,366
	Asahi Diamond Industrial Co. Ltd.	19,900	126,014
	Asahi Group Holdings Ltd.	31,200	1,226,449
	Asahi Intecc Co. Ltd.	17,100	350,914
	Asahi Kasei Corp.	229,900	1,566,711
	Asahi Kogyosha Co. Ltd.	3,000	51,855
	Asahi Net, Inc.	3,700	17,109
	Asahi Yukizai Corp.	7,200	223,346
	Asanuma Corp.	6,000	147,280
	Ashimori Industry Co. Ltd.	1,900	28,603
	Asia Pile Holdings Corp.	14,000	62,387
	Asics Corp.	21,400	675,067
	ASKA Pharmaceutical Holdings Co. Ltd.	5,100	55,992
	ASKUL Corp.	9,400	131,153
	Astellas Pharma, Inc.	32,900	481,075
#	Astena Holdings Co. Ltd.	17,100	53,405
	Asteria Corp.	4,000	23,790
	Asti Corp.	1,300	27,620
	Ateam, Inc.	4,000	19,378
	Aucnet, Inc.	4,000	50,335
	Autobacs Seven Co. Ltd.	21,000	230,587
	Avant Group Corp.	7,100	75,528
	Avantia Co. Ltd.	4,700	29,777
	Avex, Inc.	11,700	123,463
	Awa Bank Ltd.	13,800	208,812
	Axial Retailing, Inc.	6,400	170,940
*	Axxzia, Inc.	1,300	11,396
	Azbil Corp.	4,600	145,154

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	AZ-COM MARUWA Holdings, Inc.	17,600	$242,001
	Bandai Namco Holdings, Inc.	44,100	997,743
	Bando Chemical Industries Ltd.	14,200	146,103
	Bank of Iwate Ltd.	6,900	109,658
	Bank of Kyoto Ltd.	14,600	861,688
#	Bank of Nagoya Ltd.	4,600	126,210
	Bank of Saga Ltd.	4,794	61,533
	Bank of the Ryukyus Ltd.	14,500	103,797
	Base Co. Ltd.	1,700	65,196
	BayCurrent Consulting, Inc.	21,000	678,189
	Beauty Garage, Inc.	1,000	33,014
	Belc Co. Ltd.	5,500	260,551
	Bell System24 Holdings, Inc.	14,900	145,697
	Belluna Co. Ltd.	22,200	111,542
	Benefit One, Inc.	23,800	245,902
	Benesse Holdings, Inc.	25,000	326,636
#*	Bengo4.com, Inc.	1,500	44,936
#	Bic Camera, Inc.	21,600	162,256
	BIPROGY, Inc.	25,300	620,965
	B-Lot Co. Ltd.	2,200	11,788
	BML, Inc.	8,000	169,081
#	Bookoff Group Holdings Ltd.	3,100	26,162
	Bourbon Corp.	700	10,503
#	Br Holdings Corp.	10,200	28,851
	BrainPad, Inc.	5,700	37,454
	Bridgestone Corp.	72,000	2,987,668
#	Broadmedia Corp.	2,119	25,881
	Brother Industries Ltd.	70,800	1,103,624
	Bull-Dog Sauce Co. Ltd.	3,500	51,143
#	Bunka Shutter Co. Ltd.	24,700	191,619
	Bushiroad, Inc.	8,800	46,581
	Business Brain Showa-Ota, Inc.	2,400	38,147
	Business Engineering Corp.	1,700	36,380
	BuySell Technologies Co. Ltd.	900	32,442
#	C Uyemura & Co. Ltd.	1,400	92,663
	CAC Holdings Corp.	3,100	37,561
	Calbee, Inc.	18,700	362,585
	Canon Electronics, Inc.	8,800	111,852
	Canon Marketing Japan, Inc.	14,100	370,044
	Canon, Inc., Sponsored ADR	1,500	38,790
	Canon, Inc.	44,900	1,160,458
	Capcom Co. Ltd.	24,100	1,083,704
	Career Design Center Co. Ltd.	1,100	13,732
	Careerlink Co. Ltd.	1,800	37,376
#	Carenet, Inc.	3,500	23,007
	Carlit Holdings Co. Ltd.	8,400	49,024
#	Carta Holdings, Inc.	1,900	16,789
	Casio Computer Co. Ltd.	8,200	70,066
	Cawachi Ltd.	6,500	103,369
#	CDS Co. Ltd.	1,800	22,233
#	Celsys, Inc.	16,000	77,312
	Central Automotive Products Ltd.	3,900	98,093
	Central Glass Co. Ltd.	15,900	345,101
	Central Japan Railway Co.	5,500	700,883
	Central Security Patrols Co. Ltd.	2,100	43,235
	Central Sports Co. Ltd.	2,600	43,845
#	Ceres, Inc.	3,400	25,166
#	Change Holdings, Inc.	2,800	37,009
	Charm Care Corp. KK	3,200	30,815

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chiba Bank Ltd.	63,300	$445,084
	Chiba Kogyo Bank Ltd.	17,300	81,541
	Chikaranomoto Holdings Co. Ltd.	2,200	31,273
	Chilled & Frozen Logistics Holdings Co. Ltd.	7,000	64,974
	Chino Corp.	3,100	49,620
	Chiyoda Co. Ltd.	7,300	51,519
*	Chiyoda Corp.	41,000	99,579
	Chiyoda Integre Co. Ltd.	5,000	86,340
	Chofu Seisakusho Co. Ltd.	9,200	161,838
	Chori Co. Ltd.	5,000	102,981
	Chubu Electric Power Co., Inc.	48,900	612,609
	Chubu Shiryo Co. Ltd.	10,900	83,983
	Chudenko Corp.	11,500	188,517
#	Chuetsu Pulp & Paper Co. Ltd.	3,200	31,211
	Chugai Pharmaceutical Co. Ltd.	37,400	1,113,070
	Chugai Ro Co. Ltd.	2,300	33,257
	Chugin Financial Group, Inc.	56,500	379,432
*	Chugoku Electric Power Co., Inc.	46,592	323,325
	Chugoku Marine Paints Ltd.	12,500	108,355
	Chuo Spring Co. Ltd.	8,000	39,410
	CI Takiron Corp.	19,100	77,554
	Citizen Watch Co. Ltd.	92,200	602,597
	CKD Corp.	14,800	225,089
	CK-San-Etsu Co. Ltd.	1,500	45,138
	Cleanup Corp.	10,500	54,681
	CMIC Holdings Co. Ltd.	4,000	55,420
	CMK Corp.	19,100	68,777
	Coca-Cola Bottlers Japan Holdings, Inc.	35,556	409,473
	COLOPL, Inc.	7,100	33,236
	Colowide Co. Ltd.	21,900	325,194
#	Computer Engineering & Consulting Ltd.	8,400	101,275
	COMSYS Holdings Corp.	19,905	397,874
	Comture Corp.	7,800	110,899
	Concordia Financial Group Ltd.	178,417	816,083
*	COOKPAD, Inc.	2,900	3,244
	Core Corp.	1,800	21,938
	Corona Corp.	5,700	36,573
	Cosel Co. Ltd.	8,100	69,836
	Cosmo Energy Holdings Co. Ltd.	28,800	892,948
	Cosmos Initia Co. Ltd.	5,600	24,576
#	Cosmos Pharmaceutical Corp.	4,200	485,298
	Cota Co. Ltd.	4,810	55,511
#	CRE, Inc.	4,700	45,832
	Create Restaurants Holdings, Inc.	32,900	251,687
	Create SD Holdings Co. Ltd.	12,000	296,452
	Credit Saison Co. Ltd.	60,600	969,023
	Creek & River Co. Ltd.	4,300	61,229
	Cresco Ltd.	4,600	67,081
	Cross Cat Co. Ltd.	1,500	12,066
	CTI Engineering Co. Ltd.	4,900	121,703
	CTS Co. Ltd.	8,900	47,163
	Cube System, Inc.	1,400	11,904
	Curves Holdings Co. Ltd.	15,100	85,486
*	Cyber Security Cloud, Inc.	1,600	31,286
	CyberAgent, Inc.	62,200	393,213
	Cybozu, Inc.	9,200	144,111
	Dai Nippon Printing Co. Ltd.	28,800	818,668
	Dai Nippon Toryo Co. Ltd.	9,200	62,203
	Daicel Corp.	64,700	599,546

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dai-Dan Co. Ltd.	5,800	$121,405
	Daido Metal Co. Ltd.	19,800	74,158
	Daido Steel Co. Ltd.	10,500	450,162
	Daifuku Co. Ltd.	29,700	635,198
	Daihatsu Diesel Manufacturing Co. Ltd.	7,700	41,739
	Daihen Corp.	6,800	262,393
	Daiho Corp.	4,800	134,203
	Dai-Ichi Cutter Kogyo KK	5,000	50,635
	Daiichi Jitsugyo Co. Ltd.	2,700	101,839
	Daiichi Kensetsu Corp.	1,800	19,649
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,300	36,331
	Dai-ichi Life Holdings, Inc.	69,700	1,424,090
	Daiichi Sankyo Co. Ltd.	10,900	335,716
	Daiken Corp.	5,500	90,737
#	Daiken Medical Co. Ltd.	4,500	16,485
	Daiki Aluminium Industry Co. Ltd.	16,500	180,021
	Daikin Industries Ltd.	13,500	2,729,683
#	Daikoku Denki Co. Ltd.	4,300	123,592
	Daikokutenbussan Co. Ltd.	3,200	135,874
	Daikyonishikawa Corp.	15,400	85,782
	Dainichi Co. Ltd.	2,600	13,683
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,100	79,808
	Daio Paper Corp.	32,500	279,394
	Daiseki Co. Ltd.	10,620	357,917
	Daiseki Eco. Solution Co. Ltd.	2,800	25,254
	Daishi Hokuetsu Financial Group, Inc.	15,750	393,706
#	Daishinku Corp.	10,400	46,356
	Daisue Construction Co. Ltd.	3,800	37,354
	Daito Bank Ltd.	4,300	20,555
	Daito Pharmaceutical Co. Ltd.	6,350	104,538
	Daito Trust Construction Co. Ltd.	10,100	1,086,441
	Daitron Co. Ltd.	3,300	72,847
	Daiwa House Industry Co. Ltd.	96,000	2,609,175
	Daiwa Industries Ltd.	11,800	120,292
	Daiwa Securities Group, Inc.	183,100	992,568
	Daiwabo Holdings Co. Ltd.	43,000	833,331
	DCM Holdings Co. Ltd.	49,200	416,651
	DD GROUP Co. Ltd.	1,200	11,696
	Dear Life Co. Ltd.	11,300	70,219
	DeNA Co. Ltd.	22,800	279,510
	Denka Co. Ltd.	30,150	595,609
#	Densan System Holdings Co. Ltd.	3,700	85,398
	Denso Corp.	17,500	1,218,481
	Dentsu Group, Inc.	38,400	1,284,917
	Denyo Co. Ltd.	6,100	93,697
	Dexerials Corp.	28,700	651,540
	DIC Corp.	31,100	587,063
	Digital Arts, Inc.	3,900	154,335
	Digital Garage, Inc.	1,800	52,410
	Digital Hearts Holdings Co. Ltd.	4,100	40,288
#	Digital Holdings, Inc.	5,700	42,866
	Digital Information Technologies Corp.	3,100	39,348
	Dip Corp.	11,300	285,260
	Direct Marketing MiX, Inc.	6,200	34,658
	Disco Corp.	7,800	1,466,211
	DKK Co. Ltd.	3,400	57,799
	DKK-Toa Corp.	1,900	12,185
	DKS Co. Ltd.	4,500	55,609
	DMG Mori Co. Ltd.	43,000	731,684

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Doshisha Co. Ltd.	6,800	$112,107
	Double Standard, Inc.	2,600	43,380
	Doutor Nichires Holdings Co. Ltd.	13,500	212,006
	Dowa Holdings Co. Ltd.	21,395	690,970
#	Drecom Co. Ltd.	4,400	15,362
	DTS Corp.	11,000	260,036
	Duskin Co. Ltd.	9,800	221,261
	DyDo Group Holdings, Inc.	3,200	116,281
	Eagle Industry Co. Ltd.	8,800	109,283
	Earth Corp.	1,200	42,896
	East Japan Railway Co.	10,800	611,433
#	EAT & Holdings Co. Ltd.	1,300	19,440
	Ebara Corp.	25,900	1,223,982
	Ebara Foods Industry, Inc.	2,300	47,807
	Ebara Jitsugyo Co. Ltd.	2,800	56,349
	Ebase Co. Ltd.	6,400	32,583
	Eco's Co. Ltd.	4,900	69,593
#	EDION Corp.	34,400	353,712
	EF-ON, Inc.	9,860	40,213
	eGuarantee, Inc.	8,600	127,613
	E-Guardian, Inc.	3,400	49,371
	Ehime Bank Ltd.	14,600	90,580
	Eiken Chemical Co. Ltd.	10,300	109,302
	Eisai Co. Ltd.	2,700	170,353
	Eizo Corp.	7,000	248,747
	EJ Holdings, Inc.	1,100	12,685
	Elan Corp.	9,500	58,977
	Elecom Co. Ltd.	13,000	139,932
	Electric Power Development Co. Ltd.	19,500	308,500
	Elematec Corp.	8,800	110,518
	EM Systems Co. Ltd.	7,400	44,317
	en Japan, Inc.	8,800	173,940
	Endo Lighting Corp.	5,800	52,466
	ENEOS Holdings, Inc.	995,200	3,610,723
	Enigmo, Inc.	6,600	18,205
#	Enomoto Co. Ltd.	2,000	24,948
	Enplas Corp.	2,500	107,063
#	Entrust, Inc.	2,100	14,876
	eRex Co. Ltd.	9,500	75,825
	ERI Holdings Co. Ltd.	1,700	23,996
	ES-Con Japan Ltd.	10,700	60,546
	Eslead Corp.	3,700	78,749
	ESPEC Corp.	4,400	73,258
	Exedy Corp.	13,000	227,479
	EXEO Group, Inc.	22,145	460,438
	Ezaki Glico Co. Ltd.	14,200	375,242
#	F&M Co. Ltd.	3,200	67,011
	Fabrica Communications Co. Ltd.	600	11,941
	FALCO HOLDINGS Co. Ltd.	2,100	27,761
	Fancl Corp.	9,200	161,126
	FANUC Corp.	15,000	458,886
	Fast Fitness Japan, Inc.	1,300	13,396
	Fast Retailing Co. Ltd.	12,000	3,006,153
	FCC Co. Ltd.	12,300	161,224
*	FDK Corp.	3,899	24,279
	Feed One Co. Ltd.	10,780	58,198
	Feedforce Group, Inc.	1,800	12,959
	Ferrotec Holdings Corp.	21,600	522,637
	Fibergate, Inc.	2,100	20,762

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	FIDEA Holdings Co. Ltd.	8,320	$87,138
	Financial Partners Group Co. Ltd.	19,200	185,339
	FINDEX, Inc.	5,100	22,219
	Fintech Global, Inc.	24,800	12,040
	First Bank of Toyama Ltd.	19,500	104,045
#	First Juken Co. Ltd.	4,100	32,100
	Fixstars Corp.	6,900	67,523
	FJ Next Holdings Co. Ltd.	7,900	57,850
	Food & Life Cos. Ltd.	34,100	670,982
	Forum Engineering, Inc.	1,200	10,861
	Forval Corp.	1,400	12,097
	Foster Electric Co. Ltd.	9,500	60,469
	FP Corp.	16,400	345,665
	France Bed Holdings Co. Ltd.	7,200	60,472
	Freebit Co. Ltd.	6,000	49,804
	F-Tech, Inc.	6,700	42,966
	FTGroup Co. Ltd.	6,700	50,431
	Fudo Tetra Corp.	7,350	97,778
	Fuji Corp.	19,300	353,363
	Fuji Corp.	7,200	88,504
	Fuji Corp. Ltd.	11,800	58,040
	Fuji Electric Co. Ltd.	16,900	764,042
	Fuji Kyuko Co. Ltd.	6,400	255,357
	Fuji Media Holdings, Inc.	12,900	142,838
	Fuji Oil Co. Ltd.	17,700	37,259
	Fuji Oil Holdings, Inc.	16,600	234,198
	Fuji Pharma Co. Ltd.	5,100	41,882
	Fuji Seal International, Inc.	15,586	174,565
	Fuji Soft, Inc.	12,200	406,485
	Fujibo Holdings, Inc.	4,500	119,202
	Fujicco Co. Ltd.	6,000	79,817
	FUJIFILM Holdings Corp.	13,800	801,306
	Fujikura Composites, Inc.	8,600	60,015
	Fujikura Kasei Co. Ltd.	10,400	33,820
	Fujikura Ltd.	119,300	997,489
	Fujimi, Inc.	8,900	215,822
	Fujimori Kogyo Co. Ltd.	6,000	150,864
	Fujishoji Co. Ltd.	3,200	33,351
	Fujitsu General Ltd.	4,300	89,805
	Fujitsu Ltd.	21,600	2,796,979
	Fujiya Co. Ltd.	2,700	45,447
	FuKoKu Co. Ltd.	6,200	69,900
	Fukuda Corp.	2,600	91,156
	Fukuda Denshi Co. Ltd.	5,500	174,355
	Fukui Bank Ltd.	9,300	103,781
	Fukui Computer Holdings, Inc.	4,400	81,218
	Fukuoka Financial Group, Inc.	34,632	834,481
	Fukushima Galilei Co. Ltd.	5,100	181,016
	Fukuyama Transporting Co. Ltd.	8,100	228,935
	FULLCAST Holdings Co. Ltd.	6,400	103,599
	Fumakilla Ltd.	1,200	9,993
	Funai Soken Holdings, Inc.	12,170	225,941
	Furukawa Battery Co. Ltd.	2,100	15,025
	Furukawa Co. Ltd.	12,300	141,241
	Furukawa Electric Co. Ltd.	27,800	533,750
	Furuno Electric Co. Ltd.	10,200	92,620
#	Furuya Metal Co. Ltd.	1,200	93,291
	Furyu Corp.	8,200	85,184
	Fuso Chemical Co. Ltd.	8,900	280,639

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fuso Pharmaceutical Industries Ltd.	2,900	$42,087
	Futaba Corp.	16,300	56,927
	Futaba Industrial Co. Ltd.	22,700	99,912
	Future Corp.	14,600	159,274
	Fuyo General Lease Co. Ltd.	8,600	709,666
	G-7 Holdings, Inc.	13,300	117,034
	Gakken Holdings Co. Ltd.	11,000	68,955
	Gakkyusha Co. Ltd.	3,000	44,098
#	Gakujo Co. Ltd.	1,300	17,839
	Gecoss Corp.	7,000	46,136
	Genki Sushi Co. Ltd.	2,000	64,582
	Genky DrugStores Co. Ltd.	4,200	148,654
	Geo Holdings Corp.	9,800	135,945
	Gift Holdings, Inc.	2,200	34,826
	Giken Ltd.	2,600	38,412
	GL Sciences, Inc.	1,700	29,167
	GLOBERIDE, Inc.	12,000	198,289
	Glory Ltd.	16,100	331,254
	Glosel Co. Ltd.	7,000	21,531
	GMO Financial Gate, Inc.	1,000	82,924
#	GMO Financial Holdings, Inc.	13,300	68,243
#	GMO GlobalSign Holdings KK	1,300	27,837
	GMO internet group, Inc.	19,400	385,252
	GMO Payment Gateway, Inc.	5,800	442,475
	Godo Steel Ltd.	4,200	117,742
	Gokurakuyu Holdings Co. Ltd.	8,600	22,547
	Goldcrest Co. Ltd.	7,200	97,786
	Goldwin, Inc.	5,200	426,986
#	Golf Digest Online, Inc.	6,700	36,952
	Good Com Asset Co. Ltd.	5,600	32,976
	Grandy House Corp.	4,200	17,937
	Gree, Inc.	10,700	47,295
	Greens Co. Ltd.	1,200	12,572
	gremz, Inc.	1,900	36,692
	GS Yuasa Corp.	23,216	467,152
	GSI Creos Corp.	3,600	52,406
	G-Tekt Corp.	8,830	114,954
	Gun-Ei Chemical Industry Co. Ltd.	1,900	41,088
	GungHo Online Entertainment, Inc.	14,440	283,424
	Gunma Bank Ltd.	120,400	509,574
*	Gunosy, Inc.	4,500	18,369
	Gunze Ltd.	6,400	201,219
	H.U. Group Holdings, Inc.	21,360	421,723
	H2O Retailing Corp.	33,200	357,353
	Hachijuni Bank Ltd.	95,019	489,551
	Hagihara Industries, Inc.	4,900	53,131
	Hagiwara Electric Holdings Co. Ltd., Class C	2,500	56,588
	Hakudo Co. Ltd.	3,200	52,994
	Hakuhodo DY Holdings, Inc.	63,400	729,380
#	Hakuto Co. Ltd.	2,400	94,646
	Halows Co. Ltd.	3,100	80,704
	Hamakyorex Co. Ltd.	9,700	268,097
	Hamamatsu Photonics KK	10,100	486,632
	Handsman Co. Ltd.	800	5,983
	Hankyu Hanshin Holdings, Inc.	28,400	943,530
	Hanwa Co. Ltd.	15,100	516,520
	Happinet Corp.	7,100	111,726
	Hard Off Corp. Co. Ltd.	4,500	48,280
	Harima Chemicals Group, Inc.	6,100	36,325

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Harmonic Drive Systems, Inc.	6,200	$170,760
	Haseko Corp.	115,500	1,503,670
	Hashimoto Sogyo Holdings Co. Ltd.	1,400	11,925
	Hazama Ando Corp.	80,500	644,067
	Heiwa Corp.	22,700	384,509
	Heiwa Real Estate Co. Ltd.	9,800	273,827
	Heiwado Co. Ltd.	11,515	196,094
#*	Hennge KK	1,400	8,708
	Hibiya Engineering Ltd.	7,600	120,348
	Hikari Tsushin, Inc.	1,600	237,419
	HI-LEX Corp.	7,200	59,985
	Himacs Ltd.	1,500	15,131
*	Hino Motors Ltd.	10,100	40,509
	Hioki EE Corp.	2,700	154,336
	Hirakawa Hewtech Corp.	4,000	49,736
#	Hirano Tecseed Co. Ltd.	2,000	31,501
#	Hirata Corp.	2,100	117,784
	Hirogin Holdings, Inc.	82,300	509,004
	Hirose Electric Co. Ltd.	2,555	323,610
	Hirose Tusyo, Inc.	1,900	40,419
	Hiroshima Gas Co. Ltd.	9,300	25,060
	Hisaka Works Ltd.	6,800	44,441
	Hisamitsu Pharmaceutical Co., Inc.	8,400	268,439
	Hitachi Construction Machinery Co. Ltd.	21,200	636,181
	Hitachi Ltd.	107,200	7,017,792
	Hitachi Zosen Corp.	74,700	492,212
	Hito Communications Holdings, Inc.	2,200	23,963
	Hochiki Corp.	5,600	71,098
	Hodogaya Chemical Co. Ltd.	3,100	74,836
	Hogy Medical Co. Ltd.	5,600	122,688
	Hokkaido Coca-Cola Bottling Co. Ltd.	1,400	24,711
*	Hokkaido Electric Power Co., Inc.	37,400	174,424
	Hokkaido Gas Co. Ltd.	4,700	80,377
	Hokkan Holdings Ltd.	5,200	51,449
	Hokko Chemical Industry Co. Ltd.	8,500	52,930
	Hokkoku Financial Holdings, Inc.	8,100	275,358
#	Hokuetsu Corp.	50,400	305,645
	Hokuetsu Industries Co. Ltd.	8,800	116,215
	Hokuhoku Financial Group, Inc.	62,000	555,120
	Hokuriku Electric Industry Co. Ltd.	3,300	29,503
*	Hokuriku Electric Power Co.	35,200	214,627
	Hokuriku Electrical Construction Co. Ltd.	6,000	38,979
	Hokuto Corp.	6,400	83,817
	Honda Motor Co. Ltd., Sponsored ADR	4,900	156,408
	Honda Motor Co. Ltd.	109,700	3,497,388
	H-One Co. Ltd.	10,500	61,789
#	Honeys Holdings Co. Ltd.	6,900	76,051
	Hoosiers Holdings Co. Ltd.	14,200	105,635
	Horiba Ltd.	10,100	595,831
	Hoshizaki Corp.	4,400	168,744
	Hosiden Corp.	22,400	289,646
	Hosokawa Micron Corp.	6,300	156,602
	Hotland Co. Ltd.	2,600	31,147
	House Foods Group, Inc.	11,293	260,716
#	Howa Machinery Ltd.	5,400	30,935
	Hoya Corp.	26,300	3,062,880
	HS Holdings Co. Ltd.	4,800	34,530
	Hulic Co. Ltd.	77,995	664,065
	Hyakugo Bank Ltd.	81,100	271,096

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hyakujushi Bank Ltd.	9,100	$136,953
	Ibiden Co. Ltd.	23,600	1,434,391
	IBJ, Inc.	7,100	35,553
	Ichigo, Inc.	74,500	141,712
	Ichiken Co. Ltd.	3,100	44,603
	Ichikoh Industries Ltd.	17,800	67,100
	Ichinen Holdings Co. Ltd.	10,400	100,702
	Ichiyoshi Securities Co. Ltd.	11,900	55,869
	Icom, Inc.	3,300	65,849
	ID Holdings Corp.	5,550	52,615
	Idec Corp.	13,400	285,119
	Idemitsu Kosan Co. Ltd.	61,989	1,309,011
	IDOM, Inc.	37,000	217,043
	IHI Corp.	43,900	1,079,386
	Iida Group Holdings Co. Ltd.	21,000	368,392
	Iino Kaiun Kaisha Ltd.	36,600	236,341
	IJTT Co. Ltd.	9,300	39,712
	I'll, Inc.	2,100	38,400
	Imagica Group, Inc.	7,200	32,317
	Imasen Electric Industrial	1,400	6,129
#	i-mobile Co. Ltd.	2,400	20,855
#	Imuraya Group Co. Ltd.	2,000	32,092
	Inaba Denki Sangyo Co. Ltd.	10,000	222,137
#	Inaba Seisakusho Co. Ltd.	4,800	51,753
	Inabata & Co. Ltd.	19,800	461,556
	Inageya Co. Ltd.	900	9,497
#*	I-NE Co. Ltd.	2,800	52,273
	Ines Corp.	5,600	56,826
	I-Net Corp.	5,310	62,389
	Infocom Corp.	10,400	176,461
	Information Services International-Dentsu Ltd.	6,400	226,966
	INFRONEER Holdings, Inc.	63,420	617,587
	Innotech Corp.	6,300	75,078
	Inpex Corp.	177,300	2,289,336
	Insource Co. Ltd.	15,000	132,580
	Intage Holdings, Inc.	15,600	186,400
	Integrated Design & Engineering Holdings Co. Ltd.	5,000	120,151
	Intelligent Wave, Inc.	4,800	27,681
	Inter Action Corp.	2,800	21,976
	Internet Initiative Japan, Inc.	26,000	484,106
#	Inui Global Logistics Co. Ltd.	1,800	16,608
	I-PEX, Inc.	4,900	46,010
#	IPS, Inc.	2,000	32,127
	IR Japan Holdings Ltd.	2,900	33,706
	Iriso Electronics Co. Ltd.	6,400	177,858
	I'rom Group Co. Ltd.	2,200	29,522
	Ise Chemicals Corp.	600	34,438
	Iseki & Co. Ltd.	7,400	65,454
	Isetan Mitsukoshi Holdings Ltd.	86,800	941,682
	Ishihara Chemical Co. Ltd.	4,000	46,029
	Ishihara Sangyo Kaisha Ltd.	13,300	128,453
#*	Istyle, Inc.	5,100	17,489
	Isuzu Motors Ltd.	109,200	1,418,589
*	ITbook Holdings Co. Ltd.	4,100	10,818
	Itfor, Inc.	5,500	42,571
	ITmedia, Inc.	2,600	25,157
	Ito En Ltd.	11,500	328,232
#	ITOCHU Corp.	143,900	5,820,078
	Itochu Enex Co. Ltd.	26,700	262,099

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Itochu Techno-Solutions Corp.	13,200	$334,543
	Itochu-Shokuhin Co. Ltd.	2,500	95,337
	Itoham Yonekyu Holdings, Inc.	52,900	268,457
	Itoki Corp.	20,600	170,619
	IwaiCosmo Holdings, Inc.	7,900	90,862
	Iwatani Corp.	18,500	987,517
*	Iwatsu Electric Co. Ltd.	4,300	24,195
	Iwatsuka Confectionery Co. Ltd.	1,600	58,167
	Iyogin Holdings, Inc.	90,300	637,829
	Izumi Co. Ltd.	13,300	335,134
	J Front Retailing Co. Ltd.	64,300	625,862
#	J Trust Co. Ltd.	17,800	59,086
	JAC Recruitment Co. Ltd.	4,600	91,379
	Jaccs Co. Ltd.	9,900	363,213
*	Jade Group, Inc.	1,400	16,833
	JAFCO Group Co. Ltd.	40,200	525,595
	JANOME Corp.	7,000	31,875
	Japan Airlines Co. Ltd.	9,400	203,516
	Japan Airport Terminal Co. Ltd.	2,300	107,181
	Japan Aviation Electronics Industry Ltd.	30,900	627,602
	Japan Best Rescue System Co. Ltd.	3,800	20,880
	Japan Cash Machine Co. Ltd.	7,100	55,811
*	Japan Communications, Inc.	42,200	72,159
	Japan Electronic Materials Corp.	4,000	49,808
	Japan Elevator Service Holdings Co. Ltd.	17,600	217,666
	Japan Exchange Group, Inc.	61,100	1,064,557
#	Japan Foundation Engineering Co. Ltd.	9,800	34,471
*	Japan Hospice Holdings, Inc.	700	13,793
	Japan Lifeline Co. Ltd.	16,500	115,616
	Japan Material Co. Ltd.	21,000	371,351
	Japan Medical Dynamic Marketing, Inc.	7,100	49,025
	Japan Petroleum Exploration Co. Ltd.	8,000	274,963
	Japan Post Bank Co. Ltd.	42,300	351,917
	Japan Post Holdings Co. Ltd.	103,800	758,008
	Japan Post Insurance Co. Ltd.	17,700	286,035
	Japan Property Management Center Co. Ltd.	4,600	35,459
	Japan Pulp & Paper Co. Ltd.	4,400	143,111
	Japan Securities Finance Co. Ltd.	29,000	246,295
	Japan Steel Works Ltd.	4,774	99,449
	Japan System Techniques Co. Ltd.	2,600	44,788
	Japan Tobacco, Inc.	100,200	2,223,397
	Japan Transcity Corp.	14,800	66,608
	Japan Wool Textile Co. Ltd.	18,700	158,754
	Jastec Co. Ltd.	2,800	26,970
	JBCC Holdings, Inc.	6,700	122,286
	JCR Pharmaceuticals Co. Ltd.	9,686	92,043
	JCU Corp.	10,500	250,167
	Jeol Ltd.	13,400	459,619
	JFE Holdings, Inc.	156,000	2,523,442
	JGC Holdings Corp.	56,000	785,151
#*	JIG-SAW, Inc.	1,500	55,720
	JINS Holdings, Inc.	4,400	109,148
#	JINUSHI Co. Ltd.	6,300	84,488
	JK Holdings Co. Ltd.	6,500	46,414
	J-Lease Co. Ltd.	2,000	33,573
#	JM Holdings Co. Ltd.	5,400	73,666
	JMS Co. Ltd.	7,600	31,131
*	Joban Kosan Co. Ltd.	2,900	25,449
	J-Oil Mills, Inc.	7,400	88,148

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Joshin Denki Co. Ltd.	5,700	$82,001
	Joyful Honda Co. Ltd.	7,900	91,513
	JP-Holdings, Inc.	21,100	48,556
	JSB Co. Ltd.	700	26,253
	JSP Corp.	4,700	62,186
	JSR Corp.	11,900	341,372
	JTEKT Corp.	63,100	595,195
#	Juki Corp.	8,500	34,477
	Juroku Financial Group, Inc.	10,200	252,286
	Justsystems Corp.	9,900	281,763
	JVCKenwood Corp.	99,600	328,750
	K&O Energy Group, Inc.	5,900	98,085
	Kadokawa Corp.	9,800	242,920
	Kadoya Sesame Mills, Inc.	500	12,126
	Kaga Electronics Co. Ltd.	5,600	250,858
	Kagome Co. Ltd.	6,600	147,141
	Kajima Corp.	79,500	1,256,295
	Kakaku.com, Inc.	25,700	384,162
	Kaken Pharmaceutical Co. Ltd.	7,600	189,229
	Kakiyasu Honten Co. Ltd.	3,800	62,583
#	Kamakura Shinsho Ltd.	6,200	30,808
	Kameda Seika Co. Ltd.	2,600	79,820
	Kamei Corp.	9,400	98,594
	Kamigumi Co. Ltd.	23,700	549,752
	Kanaden Corp.	6,900	64,868
	Kanagawa Chuo Kotsu Co. Ltd.	2,100	48,888
	Kanamic Network Co. Ltd.	5,700	18,741
	Kanamoto Co. Ltd.	11,600	204,594
	Kandenko Co. Ltd.	40,400	354,377
	Kaneka Corp.	16,700	492,043
	Kaneko Seeds Co. Ltd.	3,900	39,730
	Kanematsu Corp.	34,500	506,099
	Kanemi Co. Ltd.	600	12,653
	Kanro, Inc.	600	7,758
	Kansai Electric Power Co., Inc.	53,500	702,845
	Kansai Paint Co. Ltd.	11,800	193,418
	Kanto Denka Kogyo Co. Ltd.	16,448	109,865
	Kao Corp.	37,100	1,409,488
*	Kaonavi, Inc.	700	10,208
	Katakura Industries Co. Ltd.	8,000	90,941
	Katitas Co. Ltd.	16,100	296,137
	Kato Sangyo Co. Ltd.	5,700	156,397
	Kato Works Co. Ltd.	5,200	41,709
	Kawada Technologies, Inc.	1,900	77,544
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,600	66,328
	Kawasaki Heavy Industries Ltd.	53,900	1,374,623
#	Kawasaki Kisen Kaisha Ltd.	12,922	389,658
	KDDI Corp.	165,200	4,862,116
	KeePer Technical Laboratory Co. Ltd.	4,700	207,635
	Keihan Holdings Co. Ltd.	12,700	359,697
	Keihanshin Building Co. Ltd.	7,700	68,479
	Keihin Co. Ltd.	1,500	19,099
	Keikyu Corp.	30,900	293,694
	Keio Corp.	13,400	445,424
	Keisei Electric Railway Co. Ltd.	11,219	465,647
	KEIWA, Inc.	2,400	18,762
	Keiyo Bank Ltd.	41,000	172,120
	Keiyo Co. Ltd.	8,300	49,871
	KEL Corp.	1,800	23,996

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kenko Mayonnaise Co. Ltd.	4,700	$43,547
	Kewpie Corp.	23,200	375,919
	Keyence Corp.	7,200	3,230,942
	KFC Holdings Japan Ltd.	5,600	117,127
	KH Neochem Co. Ltd.	11,458	187,552
	Kibun Foods, Inc.	1,500	11,404
	Kikkoman Corp.	11,200	645,466
	Kimura Chemical Plants Co. Ltd.	5,900	30,405
	Kinden Corp.	34,500	475,811
	King Jim Co. Ltd.	4,200	26,166
	Kintetsu Department Store Co. Ltd.	3,100	53,423
	Kintetsu Group Holdings Co. Ltd.	11,300	379,077
	Kirin Holdings Co. Ltd.	11,900	175,768
	Kissei Pharmaceutical Co. Ltd.	11,300	239,247
	Ki-Star Real Estate Co. Ltd.	4,300	156,784
	Kitagawa Corp.	4,300	35,856
	Kita-Nippon Bank Ltd.	3,600	55,055
	Kitano Construction Corp.	1,600	34,713
	Kitanotatsujin Corp.	16,200	27,593
	Kitz Corp.	25,100	186,797
	Kiyo Bank Ltd.	22,500	241,608
*	KLab, Inc.	5,000	10,516
*	KNT-CT Holdings Co. Ltd.	3,800	38,454
	Koa Corp.	12,400	153,542
	Koatsu Gas Kogyo Co. Ltd.	12,700	69,203
	Kobayashi Pharmaceutical Co. Ltd.	3,400	186,902
	Kobe Bussan Co. Ltd.	17,000	452,805
*	Kobe Electric Railway Co. Ltd.	1,600	34,377
	Kobe Steel Ltd.	121,300	1,326,698
	Koei Tecmo Holdings Co. Ltd.	7,320	125,253
	Kohnan Shoji Co. Ltd.	12,300	301,105
	Kohoku Kogyo Co. Ltd.	800	35,472
	Kohsoku Corp.	3,200	48,127
	Koito Manufacturing Co. Ltd.	19,400	356,716
#	Kojima Co. Ltd.	14,600	68,003
	Kokuyo Co. Ltd.	34,100	547,046
	Komatsu Ltd.	111,700	3,129,212
	Komatsu Matere Co. Ltd.	8,200	43,229
	Komatsu Wall Industry Co. Ltd.	3,000	60,853
	KOMEDA Holdings Co. Ltd.	14,000	271,342
	Komehyo Holdings Co. Ltd.	3,700	123,583
	Komeri Co. Ltd.	12,400	259,909
	Komori Corp.	17,600	137,258
	Konaka Co. Ltd.	13,400	38,078
	Konami Group Corp.	11,200	628,282
	Kondotec, Inc.	7,700	65,450
	Konica Minolta, Inc.	142,400	527,825
	Konishi Co. Ltd.	10,100	162,041
	Konoike Transport Co. Ltd.	10,300	129,126
	Konoshima Chemical Co. Ltd.	3,900	45,122
	Kosaido Holdings Co. Ltd.	5,100	79,469
	Kose Corp.	600	58,756
	Koshidaka Holdings Co. Ltd.	11,900	99,043
	Kotobuki Spirits Co. Ltd.	3,700	281,624
#	Kotobukiya Co. Ltd.	600	9,996
	Kozo Keikaku Engineering, Inc.	500	12,111
	KPP Group Holdings Co. Ltd.	16,100	71,822
	Krosaki Harima Corp.	3,300	252,021
#	KRS Corp.	5,400	35,684

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	K's Holdings Corp.	57,600	$528,669
	KU Holdings Co. Ltd.	2,700	23,474
	Kubota Corp., Sponsored ADR	425	32,109
	Kubota Corp.	41,400	625,387
*	Kufu Co., Inc.	3,200	9,291
	Kumagai Gumi Co. Ltd.	12,300	278,575
	Kumiai Chemical Industry Co. Ltd.	29,763	223,487
	Kunimine Industries Co. Ltd.	2,500	17,938
	Kurabo Industries Ltd.	6,000	99,083
	Kuraray Co. Ltd.	105,600	1,062,605
	Kureha Corp.	7,000	418,509
	Kurimoto Ltd.	3,400	58,563
	Kurita Water Industries Ltd.	15,600	627,357
	Kuriyama Holdings Corp.	5,600	37,487
	Kusuri no Aoki Holdings Co. Ltd.	4,700	269,866
	KYB Corp.	8,300	294,114
	Kyocera Corp.	16,851	906,787
#	Kyoden Co. Ltd.	10,500	33,852
	Kyodo Printing Co. Ltd.	2,700	61,455
	Kyoei Steel Ltd.	9,300	139,976
	Kyokuto Boeki Kaisha Ltd.	6,000	75,415
	Kyokuto Kaihatsu Kogyo Co. Ltd.	13,200	169,487
	Kyokuto Securities Co. Ltd.	9,100	49,383
	Kyokuyo Co. Ltd.	3,700	97,673
	Kyorin Pharmaceutical Co. Ltd.	14,200	177,059
	Kyoritsu Maintenance Co. Ltd.	11,200	438,920
	Kyosan Electric Manufacturing Co. Ltd.	19,800	73,717
	Kyowa Electronic Instruments Co. Ltd.	5,600	14,109
	Kyowa Kirin Co. Ltd.	9,800	187,138
	Kyudenko Corp.	13,300	383,551
*	Kyushu Electric Power Co., Inc.	59,800	406,043
	Kyushu Financial Group, Inc.	129,599	630,880
	Kyushu Railway Co.	18,800	412,244
	LA Holdings Co. Ltd.	1,300	42,850
#	LAC Co. Ltd.	4,500	23,780
	Lacto Japan Co. Ltd.	2,400	33,393
#*	Laox Holdings Co. Ltd.	9,000	15,521
	Lasertec Corp.	8,100	1,226,193
	Lawson, Inc.	7,174	359,954
	LEC, Inc.	10,800	68,179
#*	Leopalace21 Corp.	58,000	125,019
	Life Corp.	5,300	132,950
	LIFULL Co. Ltd.	28,000	60,339
	LIKE, Inc.	3,000	34,823
	Linical Co. Ltd.	2,800	15,557
	Link & Motivation, Inc.	18,500	55,812
	Lintec Corp.	17,400	287,168
	Lion Corp.	53,900	515,018
	LITALICO, Inc.	6,000	94,387
	Lixil Corp.	73,300	936,761
	Look Holdings, Inc.	2,300	44,118
*	M&A Capital Partners Co. Ltd.	5,000	102,547
	M3, Inc.	27,200	628,968
	Mabuchi Motor Co. Ltd.	8,500	244,082
*	Macbee Planet, Inc.	300	44,094
	Macnica Holdings, Inc.	20,299	850,770
	Macromill, Inc.	12,100	67,397
	Maeda Kosen Co. Ltd.	10,800	238,719
	Maezawa Industries, Inc.	2,800	18,070

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Maezawa Kasei Industries Co. Ltd.	5,600	$60,258
	Maezawa Kyuso Industries Co. Ltd.	6,800	56,394
	Makino Milling Machine Co. Ltd.	10,500	420,962
	Makita Corp.	23,000	645,864
	Management Solutions Co. Ltd.	2,600	74,540
	Mandom Corp.	10,100	101,402
	Mani, Inc.	13,000	167,174
	MarkLines Co. Ltd.	3,600	67,123
	Mars Group Holdings Corp.	3,500	74,284
	Marubeni Corp.	100,600	1,781,122
	Marubun Corp.	6,700	56,865
	Marudai Food Co. Ltd.	8,000	86,594
	Maruha Nichiro Corp.	15,133	262,501
	Marui Group Co. Ltd.	41,200	738,066
	Maruichi Steel Tube Ltd.	8,000	189,609
	MARUKA FURUSATO Corp.	7,553	141,796
#	Marumae Co. Ltd.	2,200	28,361
	Marusan Securities Co. Ltd.	17,700	65,767
	Maruwa Co. Ltd.	2,900	481,622
#	Maruyama Manufacturing Co., Inc.	900	12,811
#	Maruzen CHI Holdings Co. Ltd.	8,400	20,263
	Maruzen Showa Unyu Co. Ltd.	4,800	139,696
	Marvelous, Inc.	5,900	29,173
	Matching Service Japan Co. Ltd.	2,600	21,950
	Matsuda Sangyo Co. Ltd.	6,500	106,543
	Matsui Construction Co. Ltd.	6,600	35,080
	Matsui Securities Co. Ltd.	36,300	205,111
	MatsukiyoCocokara & Co.	7,480	437,742
	Max Co. Ltd.	8,500	159,225
	Maxell Ltd.	15,000	170,405
	Maxvalu Tokai Co. Ltd.	2,400	47,037
	Mazda Motor Corp.	69,300	687,490
	McDonald's Holdings Co. Japan Ltd.	6,200	244,067
	MCJ Co. Ltd.	34,200	271,419
	Mebuki Financial Group, Inc.	242,290	643,690
	MEC Co. Ltd.	3,700	92,062
*	Media Do Co. Ltd.	2,600	24,833
	Medical Data Vision Co. Ltd.	8,600	42,160
	Medical System Network Co. Ltd.	15,500	41,979
	Medikit Co. Ltd.	600	10,647
	Medipal Holdings Corp.	41,300	708,152
	Medius Holdings Co. Ltd.	1,200	6,676
	Megachips Corp.	6,600	197,534
	Megmilk Snow Brand Co. Ltd.	18,300	252,102
	Meidensha Corp.	17,600	262,351
	Meiho Facility Works Ltd.	3,300	17,950
	Meiji Electric Industries Co. Ltd.	1,000	10,861
	MEIJI Holdings Co. Ltd.	29,400	679,254
#	Meiji Shipping Co. Ltd.	6,900	31,924
	Meiko Electronics Co. Ltd.	8,000	159,155
	Meisei Industrial Co. Ltd.	17,000	117,374
	Meitec Corp.	24,900	453,935
	Meito Sangyo Co. Ltd.	3,300	38,375
	Meiwa Corp.	11,400	54,781
	Meiwa Estate Co. Ltd.	3,900	31,250
	Melco Holdings, Inc.	1,800	40,443
#	Members Co. Ltd.	2,000	23,309
	Menicon Co. Ltd.	19,900	356,933
*	Mercari, Inc.	13,000	329,320

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Mercuria Holdings Co. Ltd.	4,100	$22,558
	METAWATER Co. Ltd.	3,400	43,842
	Micronics Japan Co. Ltd.	7,800	124,419
	Midac Holdings Co. Ltd.	2,700	30,746
	Mie Kotsu Group Holdings, Inc.	23,400	93,507
#	Mikuni Corp.	11,100	39,781
	Milbon Co. Ltd.	6,500	233,877
	MIMAKI ENGINEERING Co. Ltd.	4,800	32,224
	Mimasu Semiconductor Industry Co. Ltd.	9,500	198,788
	Minebea Mitsumi, Inc.	65,461	1,212,520
	Ministop Co. Ltd.	5,900	61,120
	Mirai Industry Co. Ltd.	800	16,805
	Miraial Co. Ltd.	2,200	23,960
	Mirait One Corp.	35,000	449,329
	Mirarth Holdings, Inc.	31,754	107,935
	Miroku Jyoho Service Co. Ltd.	5,900	70,101
	MISUMI Group, Inc.	38,900	711,641
	Mitani Corp.	7,600	73,863
	Mitani Sangyo Co. Ltd.	9,700	22,167
	Mitani Sekisan Co. Ltd.	1,400	47,439
	Mito Securities Co. Ltd.	24,400	66,797
	Mitsuba Corp.	13,600	79,563
	Mitsubishi Chemical Group Corp.	384,700	2,301,208
	Mitsubishi Corp.	84,030	4,299,517
	Mitsubishi Electric Corp.	95,900	1,383,945
	Mitsubishi Estate Co. Ltd.	53,900	660,582
	Mitsubishi Gas Chemical Co., Inc.	42,200	632,938
	Mitsubishi HC Capital, Inc.	299,200	1,979,317
	Mitsubishi Heavy Industries Ltd.	24,000	1,138,657
	Mitsubishi Kakoki Kaisha Ltd.	3,200	62,092
	Mitsubishi Logisnext Co. Ltd.	16,000	143,938
	Mitsubishi Logistics Corp.	13,600	341,619
	Mitsubishi Materials Corp.	29,000	518,391
	Mitsubishi Motors Corp.	187,600	757,627
	Mitsubishi Pencil Co. Ltd.	3,700	48,437
	Mitsubishi Research Institute, Inc.	3,500	132,517
	Mitsubishi Shokuhin Co. Ltd.	7,500	199,852
#	Mitsubishi Steel Manufacturing Co. Ltd.	5,400	65,668
	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	44,064	355,596
	Mitsubishi UFJ Financial Group, Inc.	682,400	5,494,854
	Mitsuboshi Belting Ltd.	6,300	199,676
	Mitsui & Co. Ltd., Sponsored ADR	274	215,506
	Mitsui & Co. Ltd.	68,900	2,689,172
	Mitsui Chemicals, Inc.	56,810	1,633,512
	Mitsui DM Sugar Holdings Co. Ltd.	6,200	124,355
	Mitsui E&S Co. Ltd.	10,700	35,936
	Mitsui Fudosan Co. Ltd.	46,400	953,285
#	Mitsui High-Tec, Inc.	5,900	412,711
#	Mitsui Matsushima Holdings Co. Ltd.	5,300	99,225
	Mitsui Mining & Smelting Co. Ltd.	23,900	564,919
#	Mitsui OSK Lines Ltd.	47,300	1,222,791
	Mitsui-Soko Holdings Co. Ltd.	13,400	341,741
	Mitsuuroko Group Holdings Co. Ltd.	14,700	139,170
	Miura Co. Ltd.	9,300	234,639
	MIXI, Inc.	13,200	249,326
	Miyaji Engineering Group, Inc.	2,100	65,279
	Miyazaki Bank Ltd.	6,500	120,126
	Miyoshi Oil & Fat Co. Ltd.	3,800	27,787
	Mizuho Financial Group, Inc.	134,500	2,281,841

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mizuho Leasing Co. Ltd.	16,800	$576,949
	Mizuho Medy Co. Ltd.	1,800	26,608
	Mizuno Corp.	7,100	186,129
	Mochida Pharmaceutical Co. Ltd.	3,700	86,038
	Monex Group, Inc.	77,300	301,275
	Monogatari Corp.	7,400	181,184
	MonotaRO Co. Ltd.	40,800	497,957
	Morinaga & Co. Ltd.	9,000	292,158
	Morinaga Milk Industry Co. Ltd.	22,200	747,707
	Morita Holdings Corp.	11,900	129,769
	Morito Co. Ltd.	9,000	77,062
	Morozoff Ltd.	1,800	46,189
	Mory Industries, Inc.	1,600	40,045
	MrMax Holdings Ltd.	10,500	44,776
	MS&AD Insurance Group Holdings, Inc.	25,700	955,868
	m-up Holdings, Inc.	8,900	70,332
	Murakami Corp.	400	8,147
	Murata Manufacturing Co. Ltd.	39,572	2,350,644
	Musashi Seimitsu Industry Co. Ltd.	28,200	351,649
	Musashino Bank Ltd.	11,800	208,321
	Nabtesco Corp.	17,000	360,594
#	NAC Co. Ltd.	3,600	24,958
	Nachi-Fujikoshi Corp.	5,538	149,639
	Nafco Co. Ltd.	5,700	75,592
	Nagano Keiki Co. Ltd.	5,600	81,655
	Nagase & Co. Ltd.	40,800	701,510
	Nagase Brothers, Inc.	800	11,704
	Nagatanien Holdings Co. Ltd.	4,500	68,552
	Nagawa Co. Ltd.	1,400	70,531
	Nagoya Railroad Co. Ltd.	26,200	421,881
	Naigai Trans Line Ltd.	2,200	42,962
	Nakabayashi Co. Ltd.	9,300	34,818
	Nakamoto Packs Co. Ltd.	1,400	16,131
*	Nakamura Choukou Co. Ltd.	2,100	8,825
	Nakamuraya Co. Ltd.	1,900	41,418
	Nakanishi, Inc.	17,600	405,528
	Nakano Corp.	6,400	17,969
#	Nakayama Steel Works Ltd.	10,100	65,091
#	Namura Shipbuilding Co. Ltd.	18,000	69,409
	Nankai Electric Railway Co. Ltd.	17,600	373,003
	Nanto Bank Ltd.	9,900	181,370
	Narasaki Sangyo Co. Ltd.	1,400	23,311
	Natori Co. Ltd.	2,500	34,528
	NEC Capital Solutions Ltd.	5,300	121,033
	NEC Corp.	48,000	2,428,579
	NEC Networks & System Integration Corp.	17,400	229,438
	NET One Systems Co. Ltd.	25,900	569,073
	Neturen Co. Ltd.	15,200	113,097
	New Art Holdings Co. Ltd.	2,800	33,496
	Nexon Co. Ltd.	7,500	143,096
	Nextage Co. Ltd.	13,300	349,333
#*	NexTone, Inc.	1,400	19,997
	NGK Insulators Ltd.	70,200	860,951
	NH Foods Ltd.	21,700	626,106
	NHK Spring Co. Ltd.	70,863	567,803
	Nicca Chemical Co. Ltd.	2,100	12,261
	Nice Corp.	2,400	26,410
#	Nichia Steel Works Ltd.	12,900	29,152
	Nichias Corp.	23,800	489,291

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichiban Co. Ltd.	4,000	$57,085
	Nichicon Corp.	14,600	144,414
	Nichiden Corp.	6,000	103,640
	Nichiha Corp.	9,600	220,849
	Nichirei Corp.	32,500	741,451
	Nichireki Co. Ltd.	10,800	164,329
	Nichirin Co. Ltd.	4,500	91,810
	NIDEC Corp.	26,300	1,570,766
	Nifco, Inc.	30,200	900,134
	Nihon Chouzai Co. Ltd.	4,700	39,810
	Nihon Dempa Kogyo Co. Ltd.	7,900	67,041
	Nihon Dengi Co. Ltd.	1,400	44,517
	Nihon Denkei Co. Ltd.	3,900	58,604
	Nihon Flush Co. Ltd.	3,800	25,904
#	Nihon House Holdings Co. Ltd.	12,300	32,035
	Nihon Kagaku Sangyo Co. Ltd.	5,600	44,509
	Nihon Kohden Corp.	11,600	305,771
	Nihon M&A Center Holdings, Inc.	51,100	292,641
	Nihon Nohyaku Co. Ltd.	10,500	54,820
	Nihon Parkerizing Co. Ltd.	31,200	244,034
	Nihon Tokushu Toryo Co. Ltd.	5,000	39,821
	Nihon Trim Co. Ltd.	600	13,716
	Nikkiso Co. Ltd.	19,500	124,330
	Nikko Co. Ltd.	10,500	50,764
	Nikkon Holdings Co. Ltd.	20,997	441,345
	Nikon Corp.	64,600	853,868
	Nintendo Co. Ltd.	66,200	2,994,540
	Nippi, Inc.	900	24,085
	Nippn Corp.	17,300	226,945
	Nippon Air Conditioning Services Co. Ltd.	6,100	33,980
	Nippon Aqua Co. Ltd.	2,800	17,814
	Nippon Beet Sugar Manufacturing Co. Ltd.	4,800	65,801
	Nippon Carbide Industries Co., Inc.	3,800	40,611
	Nippon Carbon Co. Ltd.	2,900	87,942
	Nippon Chemical Industrial Co. Ltd.	3,000	41,345
*	Nippon Chemi-Con Corp.	8,100	81,496
*	Nippon Coke & Engineering Co. Ltd.	76,400	59,683
	Nippon Concept Corp.	3,900	54,082
*	Nippon Concrete Industries Co. Ltd.	16,800	39,867
	Nippon Denko Co. Ltd.	55,800	113,544
	Nippon Densetsu Kogyo Co. Ltd.	13,300	201,106
	Nippon Dry-Chemical Co. Ltd.	2,800	34,030
	Nippon Electric Glass Co. Ltd.	31,400	570,339
	Nippon Express Holdings, Inc.	26,100	1,530,274
	Nippon Filcon Co. Ltd.	3,300	10,865
	Nippon Fine Chemical Co. Ltd.	4,300	88,523
	Nippon Gas Co. Ltd.	53,600	788,755
	Nippon Hume Corp.	9,000	48,248
	Nippon Kayaku Co. Ltd.	40,900	377,471
	Nippon Kodoshi Corp.	3,100	46,461
	Nippon Light Metal Holdings Co. Ltd.	22,340	238,535
	Nippon Paint Holdings Co. Ltd.	8,500	77,879
*	Nippon Paper Industries Co. Ltd.	39,400	382,912
#	Nippon Parking Development Co. Ltd.	60,600	91,325
	Nippon Pillar Packing Co. Ltd.	7,600	238,177
	Nippon Piston Ring Co. Ltd.	2,400	28,880
	Nippon Rietec Co. Ltd.	900	9,014
	Nippon Road Co. Ltd.	1,400	94,703
	Nippon Sanso Holdings Corp.	34,100	824,584

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Seiki Co. Ltd.	18,900	$132,335
	Nippon Seisen Co. Ltd.	700	23,549
	Nippon Sharyo Ltd.	3,200	45,779
*	Nippon Sheet Glass Co. Ltd.	23,800	108,487
	Nippon Shinyaku Co. Ltd.	12,100	489,319
	Nippon Shokubai Co. Ltd.	9,000	346,470
	Nippon Signal Company Ltd.	14,900	106,804
	Nippon Soda Co. Ltd.	9,000	338,419
	Nippon Steel Corp.	109,999	2,514,177
	Nippon Telegraph & Telephone Corp.	1,415,000	1,622,606
	Nippon Thompson Co. Ltd.	24,600	99,527
	Nippon Yakin Kogyo Co. Ltd.	7,790	238,940
#	Nippon Yusen KK	63,300	1,539,846
	Nipro Corp.	58,197	422,557
	Nishikawa Rubber Co. Ltd.	1,700	17,286
	Nishimatsu Construction Co. Ltd.	15,100	393,360
	Nishimatsuya Chain Co. Ltd.	9,500	114,104
	Nishimoto Co. Ltd.	2,300	76,272
	Nishi-Nippon Financial Holdings, Inc.	47,600	507,053
	Nishi-Nippon Railroad Co. Ltd.	13,200	238,423
	Nishio Holdings Co. Ltd.	7,900	200,718
	Nissan Chemical Corp.	17,300	777,387
	Nissan Motor Co. Ltd.	188,900	832,132
	Nissan Shatai Co. Ltd.	23,200	147,836
	Nissan Tokyo Sales Holdings Co. Ltd.	10,900	30,773
	Nissei ASB Machine Co. Ltd.	2,900	83,676
	Nissei Plastic Industrial Co. Ltd.	5,600	39,764
	Nissha Co. Ltd.	15,200	183,879
	Nisshin Group Holdings Co. Ltd.	14,000	51,215
	Nisshin Oillio Group Ltd.	11,500	308,684
	Nisshin Seifun Group, Inc.	34,600	429,075
	Nisshinbo Holdings, Inc.	46,448	399,180
	Nissin Corp.	5,200	96,061
	Nissin Foods Holdings Co. Ltd.	2,800	236,084
	Nisso Corp.	3,700	22,880
	Nissui Corp.	161,400	768,635
	Niterra Co. Ltd.	54,100	1,143,946
	Nitori Holdings Co. Ltd.	7,800	955,130
	Nitta Corp.	6,400	146,203
#	Nitta Gelatin, Inc.	5,000	26,546
	Nittetsu Mining Co. Ltd.	5,200	186,069
	Nitto Boseki Co. Ltd.	5,100	99,587
	Nitto Denko Corp.	26,900	1,912,886
	Nitto Fuji Flour Milling Co. Ltd.	1,000	34,472
	Nitto Kogyo Corp.	8,000	204,695
	Nitto Kohki Co. Ltd.	4,300	58,530
	Nitto Seiko Co. Ltd.	9,400	40,048
	Nittoc Construction Co. Ltd.	10,600	85,503
	NJS Co. Ltd.	2,700	57,530
	Noda Corp.	5,100	42,587
	Noevir Holdings Co. Ltd.	5,300	202,005
	NOF Corp.	14,200	612,782
	Nohmi Bosai Ltd.	5,500	66,776
	Nojima Corp.	33,000	322,120
	NOK Corp.	20,700	311,689
	Nomura Holdings, Inc.	262,500	1,085,955
	Nomura Holdings, Inc., Sponsored ADR	29,499	123,306
	Nomura Micro Science Co. Ltd.	900	39,889
	Nomura Real Estate Holdings, Inc.	26,800	664,721

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nomura Research Institute Ltd.	21,609	$614,018
	Noritake Co. Ltd.	4,200	163,787
	Noritsu Koki Co. Ltd.	9,100	157,801
	Noritz Corp.	11,500	141,204
	North Pacific Bank Ltd.	109,900	240,054
	NS Solutions Corp.	4,400	115,481
	NS Tool Co. Ltd.	5,600	44,609
	NS United Kaiun Kaisha Ltd.	5,100	137,288
	NSD Co. Ltd.	18,240	357,262
	NSK Ltd.	85,300	552,112
	NSW, Inc.	3,100	54,156
	NTN Corp.	151,100	339,515
	NTT Data Group Corp.	46,800	651,044
	Oat Agrio Co. Ltd.	4,000	56,752
	Obara Group, Inc.	4,000	116,852
	Obayashi Corp.	111,100	1,027,212
	OBIC Business Consultants Co. Ltd.	1,900	79,800
	Obic Co. Ltd.	2,400	392,736
	Odakyu Electric Railway Co. Ltd.	19,799	289,272
	Oenon Holdings, Inc.	16,000	39,378
	Ogaki Kyoritsu Bank Ltd.	16,200	223,087
	Ohara, Inc.	2,000	19,761
#	Ohashi Technica, Inc.	4,000	44,909
#	Ohba Co. Ltd.	4,600	29,325
	Ohsho Food Service Corp.	3,200	152,360
	Oiles Corp.	8,600	117,232
#*	Oisix ra daichi, Inc.	3,600	59,184
	Oita Bank Ltd.	5,900	101,892
	Oji Holdings Corp.	212,300	838,224
	Okabe Co. Ltd.	14,700	74,841
#	Okada Aiyon Corp.	800	13,108
	Okamoto Industries, Inc.	3,600	100,091
	Okamoto Machine Tool Works Ltd.	1,900	76,705
	Okamura Corp.	24,200	347,241
	Okasan Securities Group, Inc.	59,700	237,870
	Oki Electric Industry Co. Ltd.	31,674	200,099
	Okinawa Cellular Telephone Co.	9,400	198,576
*	Okinawa Electric Power Co., Inc.	11,007	89,296
	Okinawa Financial Group, Inc.	8,300	130,668
	OKUMA Corp.	8,099	410,865
	Okumura Corp.	10,100	302,074
	Okura Industrial Co. Ltd.	3,400	57,213
	Okuwa Co. Ltd.	12,000	73,471
	Olympus Corp.	87,500	1,427,731
	Omron Corp.	8,200	440,145
	Ono Pharmaceutical Co. Ltd.	42,000	769,663
	Onoken Co. Ltd.	6,700	80,104
	Onward Holdings Co. Ltd.	29,600	119,446
	Ootoya Holdings Co. Ltd.	800	23,515
	Open House Group Co. Ltd.	16,900	643,084
	Open Up Group, Inc.	1,600	25,097
	Optex Group Co. Ltd.	10,500	137,781
*	Optim Corp.	4,400	30,235
	Optorun Co. Ltd.	8,700	144,458
	Oracle Corp.	3,500	245,345
	Organo Corp.	8,800	255,055
	Oricon, Inc.	3,200	22,437
	Orient Corp.	20,440	159,937
	Oriental Land Co. Ltd.	6,500	249,298

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oriental Shiraishi Corp.	55,500	$121,404
#	Origin Co. Ltd.	3,100	28,574
	ORIX Corp.	122,700	2,360,321
	Oro Co. Ltd.	1,500	19,810
	Osaka Gas Co. Ltd.	29,500	464,178
	Osaka Organic Chemical Industry Ltd.	5,000	92,762
	Osaka Soda Co. Ltd.	4,400	179,190
#	OSAKA Titanium Technologies Co. Ltd.	6,800	171,645
	Osaki Electric Co. Ltd.	17,000	68,570
	OSG Corp.	29,800	397,207
	Otsuka Corp.	13,200	549,692
	Otsuka Holdings Co. Ltd.	17,500	643,428
#	OUG Holdings, Inc.	1,200	20,758
	Outsourcing, Inc.	40,600	415,370
#	Oval Corp.	3,700	10,343
#*	Oxide Corp.	1,600	39,532
	Oyo Corp.	7,500	138,824
#	Ozu Corp.	2,400	26,825
	Pacific Industrial Co. Ltd.	17,200	165,562
*	Pacific Metals Co. Ltd.	7,000	81,910
	Pack Corp.	3,200	74,765
	PAL GROUP Holdings Co. Ltd.	7,300	214,235
	PALTAC Corp.	5,200	174,713
	Pan Pacific International Holdings Corp.	49,700	982,648
	Panasonic Holdings Corp.	287,200	3,545,019
	Paraca, Inc.	2,700	38,522
	Paramount Bed Holdings Co. Ltd.	9,400	153,968
*	Park24 Co. Ltd.	38,700	510,553
	Pasco Corp.	1,600	20,665
	Pasona Group, Inc.	12,400	146,954
	PCI Holdings, Inc.	2,000	15,824
	Pegasus Co. Ltd.	6,000	24,171
	Penta-Ocean Construction Co. Ltd.	125,400	680,661
	People Dreams & Technologies Group Co. Ltd.	3,400	42,820
*	PeptiDream, Inc.	30,600	389,547
	Persol Holdings Co. Ltd.	32,700	646,826
#	Pharma Foods International Co. Ltd.	4,100	48,403
	PHC Holdings Corp.	5,700	60,449
*	PIA Corp.	2,300	54,686
	Pickles Holdings Co. Ltd.	4,300	37,802
	Pigeon Corp.	32,800	443,017
	Pilot Corp.	10,200	336,111
	Piolax, Inc.	11,800	183,839
	Plus Alpha Consulting Co. Ltd.	4,300	84,678
	Pola Orbis Holdings, Inc.	6,800	99,731
	Pole To Win Holdings, Inc.	12,000	56,864
*	Port, Inc.	1,700	27,308
*	PR Times Corp.	800	9,035
	Premium Group Co. Ltd.	11,600	146,431
	Premium Water Holdings, Inc.	1,200	23,069
	Press Kogyo Co. Ltd.	37,100	166,200
	Pressance Corp.	9,200	131,009
	Prestige International, Inc.	29,600	120,791
	Prima Meat Packers Ltd.	10,300	160,571
	Procrea Holdings, Inc.	12,201	181,846
	Pronexus, Inc.	4,200	31,236
	Pro-Ship, Inc.	2,700	25,958
	Proto Corp.	8,000	71,650
	PS Mitsubishi Construction Co. Ltd.	16,400	91,634

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Punch Industry Co. Ltd.	8,700	$28,728
	QB Net Holdings Co. Ltd.	2,300	24,181
	Qol Holdings Co. Ltd.	10,700	127,652
	Quick Co. Ltd.	4,000	68,570
	Raccoon Holdings, Inc.	3,100	15,567
	Raito Kogyo Co. Ltd.	17,700	256,406
	Raiznext Corp.	13,300	136,281
*	Raksul, Inc.	9,700	95,860
	Rakus Co. Ltd.	21,100	358,182
#	Rakuten Group, Inc.	57,100	223,647
*	RaQualia Pharma, Inc.	4,600	22,853
	Rasa Corp.	4,400	47,096
	Rasa Industries Ltd.	4,400	66,556
	Raysum Co. Ltd.	675	14,318
	Recruit Holdings Co. Ltd.	88,300	3,058,328
	Relo Group, Inc.	34,200	472,276
	Renaissance, Inc.	3,700	23,695
*	Renesas Electronics Corp.	147,400	2,843,910
	Rengo Co. Ltd.	78,900	502,527
#*	RENOVA, Inc.	12,000	126,748
	Resol Holdings Co. Ltd.	400	13,444
	Resona Holdings, Inc.	291,150	1,585,043
	Resonac Holdings Corp.	66,900	1,095,940
	Resorttrust, Inc.	19,400	306,746
	Restar Holdings Corp.	7,300	121,866
	Retail Partners Co. Ltd.	8,300	90,519
	Rheon Automatic Machinery Co. Ltd.	6,000	61,325
	Rhythm Co. Ltd.	2,400	27,426
	Ricoh Co. Ltd.	84,800	754,352
	Ricoh Leasing Co. Ltd.	6,700	207,743
	Ride On Express Holdings Co. Ltd.	2,800	20,940
*	Right On Co. Ltd.	6,500	27,109
	Riken Corp.	3,700	86,860
	Riken Keiki Co. Ltd.	2,900	109,716
	Riken Technos Corp.	18,200	87,675
	Riken Vitamin Co. Ltd.	4,400	64,272
	Rinnai Corp.	16,200	352,710
	Rion Co. Ltd.	2,700	42,347
	Riso Kagaku Corp.	2,800	45,959
	Riso Kyoiku Co. Ltd.	38,100	70,484
	Rock Field Co. Ltd.	4,500	47,450
	Rohm Co. Ltd.	9,000	843,374
	Rohto Pharmaceutical Co. Ltd.	28,200	601,072
	Rokko Butter Co. Ltd.	5,300	49,380
	Roland Corp.	3,900	111,190
	Roland DG Corp.	3,900	97,831
	Rorze Corp.	4,300	336,324
	Round One Corp.	59,200	236,972
#	Royal Holdings Co. Ltd.	3,400	63,468
	RS Technologies Co. Ltd.	3,200	68,642
	Ryobi Ltd.	10,200	212,275
	RYODEN Corp.	6,400	102,061
	Ryohin Keikaku Co. Ltd.	61,700	801,186
	Ryosan Co. Ltd.	7,600	240,580
	S Foods, Inc.	6,900	162,784
	S&B Foods, Inc.	2,700	69,671
	Sac's Bar Holdings, Inc.	5,800	41,500
	Saibu Gas Holdings Co. Ltd.	5,400	79,238
	Sakai Chemical Industry Co. Ltd.	5,400	75,379

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sakai Heavy Industries Ltd.	1,400	$51,236
	Sakai Moving Service Co. Ltd.	3,360	126,324
	Sakata INX Corp.	16,000	137,913
#	Sakura Internet, Inc.	5,400	41,080
	Sala Corp.	18,339	94,088
#	Samco, Inc.	600	22,494
	SAMTY Co. Ltd.	7,300	116,610
	San Holdings, Inc.	4,000	64,339
	San ju San Financial Group, Inc.	7,790	95,213
	San-A Co. Ltd.	4,900	162,401
	San-Ai Obbli Co. Ltd.	26,600	302,899
	Sanei Architecture Planning Co. Ltd.	4,100	44,248
	Sangetsu Corp.	12,000	220,293
	San-In Godo Bank Ltd.	53,800	348,249
	Sanken Electric Co. Ltd.	7,100	725,396
	Sanki Engineering Co. Ltd.	15,700	170,603
	Sanko Gosei Ltd.	6,000	26,547
	Sanko Metal Industrial Co. Ltd.	1,400	45,003
	Sankyo Co. Ltd.	8,900	376,484
	Sankyo Frontier Co. Ltd.	1,000	26,890
	Sankyo Seiko Co. Ltd.	14,100	68,382
	Sankyo Tateyama, Inc.	9,400	63,610
	Sankyu, Inc.	20,300	703,947
	Sanoh Industrial Co. Ltd.	12,800	77,718
	Sanrio Co. Ltd.	4,600	214,191
	Sansei Technologies, Inc.	2,300	20,195
	Sansha Electric Manufacturing Co. Ltd.	4,500	46,866
	Sanshin Electronics Co. Ltd.	2,900	44,302
	Santec Holdings Corp.	1,000	21,280
	Santen Pharmaceutical Co. Ltd.	70,700	617,800
	Sanwa Holdings Corp.	54,300	738,487
	Sanyo Chemical Industries Ltd.	5,400	164,364
	Sanyo Denki Co. Ltd.	4,000	202,890
	Sanyo Electric Railway Co. Ltd.	4,200	65,397
	Sanyo Engineering & Construction, Inc.	300	1,388
	Sanyo Shokai Ltd.	4,800	69,190
	Sanyo Special Steel Co. Ltd.	8,500	170,758
	Sanyo Trading Co. Ltd.	8,758	84,019
	Sapporo Holdings Ltd.	16,400	432,081
#	Sata Construction Co. Ltd.	4,100	13,469
	Sato Holdings Corp.	10,735	150,335
	Sato Shoji Corp.	5,200	56,143
#	Satori Electric Co. Ltd.	4,900	51,207
	Sawai Group Holdings Co. Ltd.	12,700	316,323
#	Saxa Holdings, Inc.	2,800	41,176
	SB Technology Corp.	4,400	80,118
	SBI Global Asset Management Co. Ltd.	8,800	33,820
	SBI Holdings, Inc.	32,300	682,088
	SBS Holdings, Inc.	5,900	139,954
#	SCREEN Holdings Co. Ltd.	9,100	983,249
	Scroll Corp.	13,800	94,091
	SCSK Corp.	19,900	330,838
	Secom Co. Ltd.	7,400	496,576
	Seed Co. Ltd.	8,100	34,816
	Sega Sammy Holdings, Inc.	12,600	275,494
	Seibu Holdings, Inc.	27,400	304,672
	Seika Corp.	3,700	52,428
	Seikagaku Corp.	14,400	78,400
	Seikitokyu Kogyo Co. Ltd.	7,000	71,126

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Seiko Epson Corp.	66,574	$1,093,259
	Seiko Group Corp.	11,400	210,751
	Seikoh Giken Co. Ltd.	800	8,731
	Seino Holdings Co. Ltd.	35,500	558,718
	Seiren Co. Ltd.	8,000	138,229
	Sekisui Chemical Co. Ltd.	60,100	912,889
#	Sekisui House Ltd.	67,300	1,373,034
	Sekisui Jushi Corp.	9,000	141,420
	Sekisui Kasei Co. Ltd.	9,100	29,000
	SEMITEC Corp.	1,600	25,777
	Senko Group Holdings Co. Ltd.	58,000	419,847
	Senshu Electric Co. Ltd.	4,300	121,304
	Senshu Ikeda Holdings, Inc.	89,900	165,220
#*	Senshukai Co. Ltd.	11,500	32,273
	SERAKU Co. Ltd.	2,200	21,161
	Seria Co. Ltd.	15,500	259,989
	Seven & I Holdings Co. Ltd.	101,000	4,189,993
	Seven Bank Ltd.	181,300	393,778
	SG Holdings Co. Ltd.	37,500	547,256
*	Sharingtechnology, Inc.	4,500	18,686
#*	Sharp Corp.	76,054	452,229
	Shibaura Electronics Co. Ltd.	3,500	176,467
	Shibaura Machine Co. Ltd.	8,700	278,139
	Shibaura Mechatronics Corp.	1,300	217,610
	Shibusawa Warehouse Co. Ltd.	4,200	91,155
	Shibuya Corp.	6,000	111,055
#	Shidax Corp.	8,900	39,941
*	SHIFT, Inc.	2,200	520,426
	Shiga Bank Ltd.	14,500	310,638
	Shikibo Ltd.	4,500	32,826
#	Shikino High-Tech Co. Ltd.	900	17,483
	Shikoku Bank Ltd.	12,700	83,225
*	Shikoku Electric Power Co., Inc.	36,200	255,024
	Shikoku Kasei Holdings Corp.	15,500	154,581
	Shima Seiki Manufacturing Ltd.	10,000	136,879
	Shimadzu Corp.	21,400	649,935
	Shimamura Co. Ltd.	4,300	425,854
	Shimano, Inc.	5,600	844,072
	Shimizu Bank Ltd.	4,300	46,320
	Shimizu Corp.	70,200	483,645
	Shimojima Co. Ltd.	4,300	33,139
	Shin Nippon Air Technologies Co. Ltd.	2,900	48,650
#	Shin Nippon Biomedical Laboratories Ltd.	7,100	104,758
	Shinagawa Refractories Co. Ltd.	2,700	119,741
	Shindengen Electric Manufacturing Co. Ltd.	3,400	78,399
	Shin-Etsu Chemical Co. Ltd.	142,000	4,678,168
	Shin-Etsu Polymer Co. Ltd.	18,100	179,771
	Shinki Bus Co. Ltd.	500	12,018
	Shinko Electric Industries Co. Ltd.	12,200	493,256
	Shinko Shoji Co. Ltd.	11,400	91,020
	Shinmaywa Industries Ltd.	20,300	204,974
	Shinnihon Corp.	13,500	120,413
#	Shinnihonseiyaku Co. Ltd.	2,000	20,812
	Shinsho Corp.	2,200	94,656
	Shinwa Co. Ltd.	2,500	39,456
	Shionogi & Co. Ltd.	26,700	1,118,944
	Ship Healthcare Holdings, Inc.	31,900	516,668
	Shiseido Co. Ltd.	14,800	648,892
	Shizuki Electric Co., Inc.	5,100	19,269

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shizuoka Financial Group, Inc.	80,400	$671,509
	Shizuoka Gas Co. Ltd.	22,300	172,386
#	SHO-BOND Holdings Co. Ltd.	6,600	268,059
	Shoei Co. Ltd.	17,600	319,979
	Shoei Foods Corp.	2,200	66,949
	Shofu, Inc.	4,000	66,915
	Showa Sangyo Co. Ltd.	6,200	119,720
	Sigma Koki Co. Ltd.	2,500	27,658
	SIGMAXYZ Holdings, Inc.	12,000	112,258
	Siix Corp.	10,500	113,647
*	Simplex Holdings, Inc.	5,600	113,066
	Sinanen Holdings Co. Ltd.	3,200	88,270
	Sinfonia Technology Co. Ltd.	9,600	116,495
	Sinko Industries Ltd.	5,800	80,242
	Sintokogio Ltd.	16,300	119,973
	SK-Electronics Co. Ltd.	4,400	49,551
	SKY Perfect JSAT Holdings, Inc.	61,300	255,978
*	Skylark Holdings Co. Ltd.	60,800	786,720
*	Smaregi, Inc.	1,400	21,883
	SMC Corp.	1,000	522,563
	SMK Corp.	1,799	33,782
	SMS Co. Ltd.	21,700	460,917
#	Snow Peak, Inc.	5,400	67,103
	Soda Nikka Co. Ltd.	8,400	50,892
	Sodick Co. Ltd.	16,900	86,444
	SoftBank Corp.	166,900	1,853,341
	SoftBank Group Corp.	59,744	3,038,723
	Softcreate Holdings Corp.	6,400	76,530
	Software Service, Inc.	700	50,588
	Sohgo Security Services Co. Ltd.	106,000	648,079
	Sojitz Corp.	53,640	1,273,535
	Soken Chemical & Engineering Co. Ltd.	3,000	40,484
	Solasto Corp.	17,500	85,901
	Soliton Systems KK	3,100	27,089
	Sompo Holdings, Inc.	18,700	826,741
	Sony Group Corp.	104,000	9,741,288
	Sony Group Corp., Sponsored ADR	9,300	870,480
	Sotetsu Holdings, Inc.	14,500	280,601
#	Souken Ace Co. Ltd.	38,000	9,641
#	Space Co. Ltd.	2,550	19,804
	Sparx Group Co. Ltd.	9,680	102,971
	SPK Corp.	3,600	46,584
	S-Pool, Inc.	21,900	84,554
	Square Enix Holdings Co. Ltd.	5,700	264,020
	SRA Holdings	4,300	97,594
	ST Corp.	1,800	19,285
	Stanley Electric Co. Ltd.	29,200	539,595
	Star Mica Holdings Co. Ltd.	8,000	34,748
	Star Micronics Co. Ltd.	13,000	161,946
	Starts Corp., Inc.	18,000	373,254
	Starzen Co. Ltd.	6,800	111,312
	St-Care Holding Corp.	8,200	45,221
	Stella Chemifa Corp.	4,300	94,582
	StemCell Institute	500	10,855
	Step Co. Ltd.	1,700	21,169
	STI Foods Holdings, Inc.	500	12,151
	Strike Co. Ltd.	2,500	52,799
#	Studio Alice Co. Ltd.	5,900	89,629
	Subaru Corp.	152,316	2,886,932

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Subaru Enterprise Co. Ltd.	600	$42,791
	Sugi Holdings Co. Ltd.	9,800	436,890
	Sugimoto & Co. Ltd.	4,500	66,936
	SUMCO Corp.	89,000	1,296,901
	Sumida Corp.	11,200	115,497
	Suminoe Textile Co. Ltd.	1,600	25,943
#	Sumiseki Holdings, Inc.	15,700	37,999
	Sumitomo Bakelite Co. Ltd.	14,200	618,011
	Sumitomo Chemical Co. Ltd.	187,900	579,513
	Sumitomo Corp.	80,600	1,729,102
	Sumitomo Densetsu Co. Ltd.	7,100	158,231
	Sumitomo Electric Industries Ltd.	113,400	1,454,011
	Sumitomo Forestry Co. Ltd.	47,300	1,141,344
	Sumitomo Heavy Industries Ltd.	34,600	851,638
	Sumitomo Metal Mining Co. Ltd.	69,400	2,396,743
	Sumitomo Mitsui Construction Co. Ltd.	52,188	138,447
	Sumitomo Mitsui Financial Group, Inc.	70,100	3,284,301
	Sumitomo Mitsui Trust Holdings, Inc.	40,600	1,579,409
	Sumitomo Osaka Cement Co. Ltd.	12,200	342,527
	Sumitomo Pharma Co. Ltd.	60,600	251,186
	Sumitomo Realty & Development Co. Ltd.	37,300	999,618
	Sumitomo Riko Co. Ltd.	10,600	61,052
	Sumitomo Rubber Industries Ltd.	55,895	571,526
	Sumitomo Seika Chemicals Co. Ltd.	3,085	101,011
	Sumitomo Warehouse Co. Ltd.	24,700	424,470
	Sun Frontier Fudousan Co. Ltd.	18,200	193,234
	Suncall Corp.	7,100	27,044
	Sundrug Co. Ltd.	20,300	599,243
	Suntory Beverage & Food Ltd.	22,500	800,933
	Sun-Wa Technos Corp.	4,300	68,676
	Suruga Bank Ltd.	48,000	201,982
	Suzuden Corp.	2,500	38,796
	Suzuken Co. Ltd.	16,870	492,564
	Suzuki Co. Ltd.	6,500	42,324
	Suzuki Motor Corp.	40,900	1,642,771
	SWCC Corp.	14,200	195,465
#*	SymBio Pharmaceuticals Ltd.	9,500	27,950
	Synchro Food Co. Ltd.	4,400	22,405
	Sysmex Corp.	15,800	1,069,899
	System Information Co. Ltd.	5,700	29,409
	System Research Co. Ltd.	1,600	28,908
	System Support, Inc.	1,500	20,742
	Systena Corp.	90,400	173,157
	Syuppin Co. Ltd.	8,000	61,346
	T Hasegawa Co. Ltd.	9,500	226,903
	T RAD Co. Ltd.	2,700	34,968
	T&D Holdings, Inc.	63,400	1,030,808
	T&K Toka Co. Ltd.	7,400	62,058
#	T&S, Inc.	1,100	23,730
	Tachibana Eletech Co. Ltd.	6,280	121,052
	Tachikawa Corp.	4,700	41,875
	Tachi-S Co. Ltd.	12,300	134,774
	Tadano Ltd.	36,700	288,003
	Taihei Dengyo Kaisha Ltd.	6,300	197,083
	Taiheiyo Cement Corp.	31,509	658,043
#	Taiho Kogyo Co. Ltd.	7,500	44,163
	Taikisha Ltd.	5,600	166,740
	Taiko Bank Ltd.	3,600	29,600
	Taisei Corp.	23,700	898,145

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taisei Lamick Co. Ltd.	2,700	$57,688
	Taisei Oncho Co. Ltd.	1,400	21,772
	Taisho Pharmaceutical Holdings Co. Ltd.	9,550	368,222
	Taiyo Holdings Co. Ltd.	10,600	198,374
	Taiyo Yuden Co. Ltd.	35,000	1,043,676
	Takamatsu Construction Group Co. Ltd.	4,400	83,571
	Takamiya Co. Ltd.	13,500	50,269
	Takaoka Toko Co. Ltd.	4,200	62,769
	Takara & Co. Ltd.	2,400	39,276
	Takara Bio, Inc.	16,100	197,834
	Takara Holdings, Inc.	45,400	399,540
	Takara Standard Co. Ltd.	15,300	200,453
	Takasago International Corp.	5,100	102,530
	Takasago Thermal Engineering Co. Ltd.	8,200	148,056
	Takashima & Co. Ltd.	1,700	43,693
	Takashimaya Co. Ltd.	46,400	674,493
#	Takasho Co. Ltd.	4,300	20,023
	Take & Give Needs Co. Ltd.	5,000	42,235
	TAKEBISHI Corp.	3,200	40,416
	Takeda Pharmaceutical Co. Ltd.	90,153	2,756,414
#	Takeda Pharmaceutical Co. Ltd., Sponsored ADR	3,700	56,462
	Takeuchi Manufacturing Co. Ltd.	13,000	407,393
	Taki Chemical Co. Ltd.	500	14,553
	Takuma Co. Ltd.	19,100	208,999
	Tama Home Co. Ltd.	8,900	219,523
	Tamron Co. Ltd.	4,200	133,163
	Tamura Corp.	18,000	78,097
	Tanabe Engineering Corp.	1,500	13,542
#	Tanseisha Co. Ltd.	10,850	59,780
	Tatsuta Electric Wire & Cable Co. Ltd.	16,300	81,953
	Tayca Corp.	6,000	63,085
#	Tazmo Co. Ltd.	1,200	21,098
	TBS Holdings, Inc.	10,300	192,735
	TDC Soft, Inc.	4,200	57,509
	TDK Corp.	95,100	3,643,115
	TechMatrix Corp.	14,000	153,595
*	Techno Horizon Co. Ltd.	3,000	11,676
	Techno Medica Co. Ltd.	800	11,956
	Techno Ryowa Ltd.	1,900	14,415
	Techno Smart Corp.	800	9,139
	TechnoPro Holdings, Inc.	31,500	815,537
	Teijin Ltd.	71,068	760,124
	Teikoku Electric Manufacturing Co. Ltd.	4,300	80,027
	Teikoku Sen-I Co. Ltd.	4,500	53,730
	Teikoku Tsushin Kogyo Co. Ltd.	3,200	37,440
	Tekken Corp.	5,200	74,713
	Temairazu, Inc.	700	19,427
	Tenma Corp.	6,100	113,208
	Tenpo Innovation Co. Ltd.	1,400	11,177
	Terumo Corp.	16,300	533,810
	TESEC Corp.	400	9,277
	Tess Holdings Co. Ltd.	7,100	28,730
	T-Gaia Corp.	5,800	73,232
	THK Co. Ltd.	21,100	423,013
	TIS, Inc.	39,300	996,797
	TKC Corp.	5,400	140,410
*	TKP Corp.	4,100	82,013
	Toa Corp.	6,700	47,752
	Toa Corp.	6,900	157,498

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TOA ROAD Corp.	4,600	$155,394
	Toagosei Co. Ltd.	40,900	387,916
	Toba, Inc.	400	9,392
	Tobishima Corp.	6,890	66,584
	Tobu Railway Co. Ltd.	14,900	394,284
	TOC Co. Ltd.	15,500	66,794
	Tocalo Co. Ltd.	36,300	368,925
	Tochigi Bank Ltd.	50,000	100,379
	Toda Corp.	66,300	369,269
*	Toda Kogyo Corp.	1,600	24,594
#	Toei Animation Co. Ltd.	1,500	136,058
	Toei Co. Ltd.	900	114,426
	Toell Co. Ltd.	1,900	10,101
	Toenec Corp.	3,700	97,763
	Toho Bank Ltd.	68,100	118,329
	Toho Co. Ltd.	3,000	116,949
	Toho Co. Ltd.	2,400	45,512
	Toho Gas Co. Ltd.	14,600	273,552
	Toho Holdings Co. Ltd.	20,200	393,853
#	Toho Titanium Co. Ltd.	11,900	169,968
	Toho Zinc Co. Ltd.	6,400	79,761
	Tohoku Bank Ltd.	4,300	32,551
*	Tohoku Electric Power Co., Inc.	64,200	427,008
	Tohokushinsha Film Corp.	4,700	34,533
	Tokai Carbon Co. Ltd.	57,100	507,993
	Tokai Corp.	7,500	101,120
	TOKAI Holdings Corp.	38,791	247,129
	Tokai Rika Co. Ltd.	20,918	330,971
	Tokai Tokyo Financial Holdings, Inc.	73,600	226,900
	Token Corp.	2,200	115,940
	Tokio Marine Holdings, Inc.	159,800	3,674,598
	Tokushu Tokai Paper Co. Ltd.	3,700	87,982
	Tokuyama Corp.	24,877	427,928
	Tokyo Century Corp.	14,200	556,178
*	Tokyo Electric Power Co. Holdings, Inc.	131,500	522,192
	Tokyo Electron Device Ltd.	3,000	215,981
	Tokyo Electron Ltd.	30,000	4,502,608
	Tokyo Energy & Systems, Inc.	10,400	72,668
	Tokyo Gas Co. Ltd.	29,700	673,479
	Tokyo Individualized Educational Institute, Inc.	9,400	31,273
	Tokyo Keiki, Inc.	4,900	44,912
	Tokyo Kiraboshi Financial Group, Inc.	10,800	285,801
	Tokyo Ohka Kogyo Co. Ltd.	6,700	423,183
#	Tokyo Rakutenchi Co. Ltd.	1,300	37,616
	Tokyo Rope Manufacturing Co. Ltd.	1,300	11,795
	Tokyo Sangyo Co. Ltd.	7,700	47,322
	Tokyo Seimitsu Co. Ltd.	13,500	747,800
	Tokyo Steel Manufacturing Co. Ltd.	16,900	204,437
	Tokyo Tatemono Co. Ltd.	61,200	817,845
	Tokyo Tekko Co. Ltd.	4,000	97,562
	Tokyotokeiba Co. Ltd.	5,200	140,885
	Tokyu Construction Co. Ltd.	30,600	165,586
	Tokyu Corp.	38,300	485,938
	Tokyu Fudosan Holdings Corp.	190,000	1,129,539
	Toli Corp.	17,400	43,583
	Tomato Bank Ltd.	3,000	23,189
#	Tomen Devices Corp.	1,300	45,828
	Tomoe Corp.	9,200	34,451
	Tomoe Engineering Co. Ltd.	3,200	65,768

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Tomoku Co. Ltd.	4,500	$70,322
	TOMONY Holdings, Inc.	55,654	157,870
	Tomy Co. Ltd.	38,521	521,138
	Tonami Holdings Co. Ltd.	2,400	86,759
	Topcon Corp.	33,800	411,328
	Toppan, Inc.	34,520	812,550
	Topre Corp.	14,500	167,108
	Topy Industries Ltd.	6,000	104,384
	Toray Industries, Inc.	228,600	1,280,026
	Torex Semiconductor Ltd.	1,400	23,880
	Toridoll Holdings Corp.	23,600	582,925
	Torigoe Co. Ltd.	6,600	29,292
	Torii Pharmaceutical Co. Ltd.	5,200	132,061
#	Torikizoku Holdings Co. Ltd.	700	13,460
	Torishima Pump Manufacturing Co. Ltd.	8,500	113,093
	Tosei Corp.	11,100	137,630
	Toshiba Corp.	15,900	513,351
	Toshiba TEC Corp.	10,800	313,699
	Tosho Co. Ltd.	2,600	26,257
	Tosoh Corp.	67,400	880,963
	Totech Corp.	1,300	48,507
	Totetsu Kogyo Co. Ltd.	8,800	168,497
	TOTO Ltd.	13,499	414,988
#	Tottori Bank Ltd.	4,100	35,384
	Toukei Computer Co. Ltd.	500	22,056
	Towa Bank Ltd.	14,000	57,847
	Towa Corp.	7,000	132,074
	Towa Pharmaceutical Co. Ltd.	10,260	129,809
	Toyo Construction Co. Ltd.	45,200	343,435
	Toyo Corp.	9,100	90,123
*	Toyo Engineering Corp.	12,100	55,372
#	Toyo Gosei Co. Ltd.	1,700	101,912
	Toyo Ink SC Holdings Co. Ltd.	14,300	220,456
	Toyo Kanetsu KK	3,400	88,836
	Toyo Logistics Co. Ltd.	10,200	19,604
#	Toyo Machinery & Metal Co. Ltd.	6,400	31,165
#	Toyo Securities Co. Ltd.	24,900	59,959
	Toyo Seikan Group Holdings Ltd.	32,100	521,815
	Toyo Suisan Kaisha Ltd.	5,100	210,947
	Toyo Tanso Co. Ltd.	4,900	196,447
	Toyo Tire Corp.	46,100	624,206
	Toyobo Co. Ltd.	32,100	244,951
	Toyoda Gosei Co. Ltd.	16,700	356,450
	Toyota Boshoku Corp.	32,500	592,960
	Toyota Industries Corp.	8,100	585,364
	Toyota Motor Corp.	820,115	13,789,207
	Toyota Tsusho Corp.	41,900	2,451,366
	TPR Co. Ltd.	10,600	134,746
	Traders Holdings Co. Ltd.	4,960	22,590
	Trancom Co. Ltd.	2,300	113,975
	Transaction Co. Ltd.	4,900	61,030
	Transcosmos, Inc.	5,700	139,735
	TRE Holdings Corp.	13,552	117,723
	Treasure Factory Co. Ltd.	3,000	29,600
	Trend Micro, Inc.	17,500	826,800
	Tri Chemical Laboratories, Inc.	4,900	90,991
	Trusco Nakayama Corp.	12,400	191,048
	TS Tech Co. Ltd.	26,614	343,845
	TSI Holdings Co. Ltd.	22,500	114,173

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Tsubaki Nakashima Co. Ltd.	18,800	$108,825
	Tsubakimoto Chain Co.	11,200	298,614
	Tsubakimoto Kogyo Co. Ltd.	1,700	56,910
	Tsuburaya Fields Holdings, Inc.	9,800	210,278
	Tsugami Corp.	12,200	107,076
	Tsukishima Holdings Co. Ltd.	11,200	101,049
	Tsukuba Bank Ltd.	37,600	58,485
	Tsumura & Co.	13,700	254,953
	Tsuruha Holdings, Inc.	10,800	829,399
	Tsurumi Manufacturing Co. Ltd.	7,600	138,379
	Tsutsumi Jewelry Co. Ltd.	2,700	45,287
	Tsuzuki Denki Co. Ltd.	1,500	22,457
	TV Asahi Holdings Corp.	9,500	119,874
	Tv Tokyo Holdings Corp.	2,700	65,858
	UACJ Corp.	13,733	275,016
	UBE Corp.	37,400	682,631
	Ubicom Holdings, Inc.	1,500	15,089
	Uchida Yoko Co. Ltd.	2,500	97,103
	ULS Group, Inc.	700	18,672
	Ultrafabrics Holdings Co. Ltd.	1,600	26,370
	Ulvac, Inc.	15,400	661,291
	Unicharm Corp.	9,800	362,587
	Union Tool Co.	2,700	62,535
	Unipres Corp.	15,023	119,942
	United Arrows Ltd.	2,200	37,131
	United Super Markets Holdings, Inc.	22,700	178,662
	UNITED, Inc.	8,400	50,769
*	Unitika Ltd.	25,100	41,348
*	Universal Entertainment Corp.	8,600	155,570
	Urbanet Corp. Co. Ltd.	8,600	20,256
	Usen-Next Holdings Co. Ltd.	6,200	143,408
	User Local, Inc.	1,000	15,542
	Ushio, Inc.	38,400	532,000
	USS Co. Ltd.	36,500	632,913
*	UT Group Co. Ltd.	10,000	202,128
#*	UUUM Co. Ltd.	2,100	9,933
	V Technology Co. Ltd.	3,500	60,965
	Valor Holdings Co. Ltd.	14,006	210,352
	Valqua Ltd.	5,600	153,166
*	Valtes Co. Ltd.	500	13,177
	Value HR Co. Ltd.	4,300	39,561
	ValueCommerce Co. Ltd.	5,400	51,658
#	Valuence Holdings, Inc.	2,000	39,435
	V-Cube, Inc.	6,000	19,351
	Vector, Inc.	10,300	95,021
	Vertex Corp.	11,820	129,344
*	Village Vanguard Co. Ltd.	1,700	12,906
#	VINX Corp.	2,400	21,861
*	Vision, Inc.	9,900	122,699
*	Visional, Inc.	6,700	368,628
	Vital KSK Holdings, Inc.	14,678	102,475
	VT Holdings Co. Ltd.	41,200	154,555
	Wacoal Holdings Corp.	15,100	328,561
	Wacom Co. Ltd.	55,500	236,448
	Wakachiku Construction Co. Ltd.	5,600	122,745
	Wakita & Co. Ltd.	15,800	142,749
	Warabeya Nichiyo Holdings Co. Ltd.	5,700	109,801
	Waseda Academy Co. Ltd.	1,400	13,826
	Watahan & Co. Ltd.	7,600	72,514

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	WDB Holdings Co. Ltd.	2,700	$39,942
	Weathernews, Inc.	1,500	67,174
	Welcia Holdings Co. Ltd.	23,900	449,888
	Wellneo Sugar Co. Ltd.	5,700	83,472
	Wellnet Corp.	4,000	16,150
#	West Holdings Corp.	9,350	183,022
	West Japan Railway Co.	16,100	661,458
	Will Group, Inc.	6,900	54,720
*	WingArc1st, Inc.	4,700	90,489
	WIN-Partners Co. Ltd.	4,000	30,628
#	Wood One Co. Ltd.	3,200	27,660
#	Workman Co. Ltd.	4,300	156,957
	World Co. Ltd.	3,600	44,541
	World Holdings Co. Ltd.	2,400	45,072
#*	W-Scope Corp.	8,000	86,641
	Xebio Holdings Co. Ltd.	10,100	80,809
	Yachiyo Industry Co. Ltd.	2,600	25,294
	Yahagi Construction Co. Ltd.	10,400	98,056
	Yakult Honsha Co. Ltd.	5,700	316,269
	YAKUODO Holdings Co. Ltd.	3,300	58,727
	YAMABIKO Corp.	14,000	152,995
	YAMADA Consulting Group Co. Ltd.	4,000	45,232
	Yamada Holdings Co. Ltd.	154,928	468,059
	Yamae Group Holdings Co. Ltd.	1,100	25,675
	Yamagata Bank Ltd.	9,700	77,584
	Yamaguchi Financial Group, Inc.	65,800	511,686
	Yamaha Corp.	6,200	240,239
	Yamaha Motor Co. Ltd.	72,000	2,111,681
	Yamaichi Electronics Co. Ltd.	10,400	167,024
#	YA-MAN Ltd.	8,700	62,334
	Yamanashi Chuo Bank Ltd.	11,800	117,675
#	Yamashina Corp.	25,000	16,177
	Yamashin-Filter Corp.	11,900	25,654
	Yamatane Corp.	3,800	49,659
#	Yamato Corp.	7,100	45,776
	Yamato Holdings Co. Ltd.	25,600	479,436
	Yamato Kogyo Co. Ltd.	15,800	755,544
	Yamaura Corp.	2,400	19,813
#	Yamaya Corp.	1,800	34,449
	Yamazaki Baking Co. Ltd.	35,300	508,015
	Yamazen Corp.	14,200	120,822
	Yaoko Co. Ltd.	6,800	358,701
	Yashima Denki Co. Ltd.	5,500	52,513
	Yaskawa Electric Corp.	16,200	704,218
	Yasuda Logistics Corp.	6,700	47,564
	Yellow Hat Ltd.	14,400	189,202
	Yodogawa Steel Works Ltd.	8,700	208,642
	Yokogawa Bridge Holdings Corp.	11,600	208,688
	Yokogawa Electric Corp.	13,000	244,126
	Yokohama Rubber Co. Ltd.	56,800	1,273,652
	Yokorei Co. Ltd.	18,200	156,215
	Yokowo Co. Ltd.	8,200	106,001
	Yomeishu Seizo Co. Ltd.	1,700	22,421
	Yondenko Corp.	3,400	55,916
	Yondoshi Holdings, Inc.	4,600	62,738
	Yonex Co. Ltd.	5,700	55,713
	Yorozu Corp.	5,700	37,611
	Yoshinoya Holdings Co. Ltd.	13,900	274,959
	Yotai Refractories Co. Ltd.	6,300	69,126

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yuasa Trading Co. Ltd.	7,100	$227,421
	Yuken Kogyo Co. Ltd.	1,100	16,269
	Yukiguni Maitake Co. Ltd.	6,100	39,674
	Yurtec Corp.	15,000	93,263
	Yushiro Chemical Industry Co. Ltd.	3,700	31,355
	Z Holdings Corp.	132,100	368,296
	Zaoh Co. Ltd.	1,500	26,419
	Zenitaka Corp.	1,000	22,723
	Zenkoku Hosho Co. Ltd.	15,900	558,161
	Zenrin Co. Ltd.	12,400	77,852
	Zensho Holdings Co. Ltd.	18,277	973,913
	Zeon Corp.	37,000	399,055
	ZERIA Pharmaceutical Co. Ltd.	5,800	94,996
	ZIGExN Co. Ltd.	18,200	100,602
	ZOZO, Inc.	23,100	450,959
	Zuiko Corp.	4,400	39,330
TOTAL JAPAN			570,851,654
KUWAIT — (0.0%)
	A'ayan Leasing & Investment Co. KSCP	165,926	85,880
*	Agility Public Warehousing Co. KSC	242,616	497,552
	Ahli United Bank KSCP	11,123	9,740
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	37,611	22,772
	Al-Eid Food KSC	33,180	20,305
*	Alimtiaz Investment Group KSC	120,487	27,847
	Arzan Financial Group for Financing & Investment KPSC	159,442	73,700
*	Asiya Capital Investments Co. KSCP	168,493	31,154
	Boubyan Bank KSCP	33,140	66,884
	Boursa Kuwait Securities Co. KPSC	5,879	36,476
	Commercial Facilities Co. SAKP	85,685	48,811
	Commercial Real Estate Co. KSC	112,507	39,553
	Gulf Cables & Electrical Industries Group Co. KSCP	3,285	13,153
	Integrated Holding Co. KCSC	10,094	13,308
	Kuwait International Bank KSCP	50,243	27,313
	Kuwait Real Estate Co. KSC	140,583	64,525
	Mezzan Holding Co. KSCC	28,840	50,226
	National Bank of Kuwait SAKP	564	1,766
	National Investments Co. KSCP	81,292	64,039
	Securities House KSC	122,585	27,534
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	31,293	20,577
TOTAL KUWAIT			1,243,115
MALAYSIA — (0.5%)
#	7-Eleven Malaysia Holdings Bhd, Class B	134,004	59,467
	Aeon Co. M Bhd	145,400	39,350
	AEON Credit Service M Bhd	40,349	107,750
#	AFFIN Bank Bhd	159,602	69,041
#	Alliance Bank Malaysia Bhd	289,100	226,357
	Allianz Malaysia Bhd	20,500	66,303
	AME Elite Consortium Bhd	24,500	7,388
	AMMB Holdings Bhd	395,400	338,588
*	Ancom Nylex Bhd	239,100	54,636
	Apex Healthcare Bhd	19,950	10,890
#	Astro Malaysia Holdings Bhd	200,400	23,779
#	Axiata Group Bhd	595,090	352,443
	Batu Kawan Bhd	10,900	51,391
*	Berjaya Assets Bhd	176,800	11,378
#*	Berjaya Corp. Bhd	1,184,701	77,520

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Berjaya Food Bhd	130,500	$19,665
*	Berjaya Land Bhd	333,000	20,312
*	Bermaz Auto Bhd	252,400	114,801
	BIMB Holdings Bhd	160,800	78,491
#	Boustead Plantations Bhd	196,420	46,161
#	British American Tobacco Malaysia Bhd	38,700	86,865
#*	Bumi Armada Bhd	871,200	100,584
	Bursa Malaysia Bhd	196,350	292,235
	Cahya Mata Sarawak Bhd	221,400	52,068
	Carlsberg Brewery Malaysia Bhd, Class B	40,300	187,716
	CELCOMDIGI Bhd	182,000	178,417
	CIMB Group Holdings Bhd	393,441	484,660
*	Coastal Contracts Bhd	61,100	29,838
#	D&O Green Technologies Bhd	135,400	118,132
	Datasonic Group Bhd	89,900	9,475
#	Dayang Enterprise Holdings Bhd	125,400	38,982
	Dialog Group Bhd	217,400	110,974
	DRB-Hicom Bhd	266,700	87,554
#	Dufu Technology Corp. Bhd	73,700	31,096
	Duopharma Biotech Bhd	165,489	47,754
	Dutch Lady Milk Industries Bhd	4,500	21,300
	Eco World Development Group Bhd	383,600	79,975
#*	Eco World International Bhd	84,700	11,927
*	Ecofirst Consolidated Bhd	110,800	8,967
#*	Ekovest Bhd	528,900	52,229
#	FGV Holdings Bhd	173,400	55,013
#	Formosa Prosonic Industries Bhd	55,700	31,995
	Fraser & Neave Holdings Bhd	26,500	146,937
	Frontken Corp. Bhd	307,150	220,915
	Gadang Holdings Bhd	266,950	18,068
	Gamuda Bhd	370,417	353,210
#	Gas Malaysia Bhd	64,000	42,735
*	Genetec Technology Bhd	41,400	22,404
	Genting Bhd	239,700	229,179
#	Genting Malaysia Bhd	240,500	138,726
#	Genting Plantations Bhd	66,600	90,248
	Globetronics Technology Bhd	172,866	55,232
*	Greatech Technology Bhd	48,900	49,910
	Guan Chong Bhd	91,800	44,862
	HAP Seng Consolidated Bhd	92,700	69,927
	Hap Seng Plantations Holdings Bhd	48,500	21,299
	Hartalega Holdings Bhd	327,700	160,014
	Heineken Malaysia Bhd	36,100	209,263
#	Hengyuan Refining Co. Bhd	64,400	49,612
#	Hextar Global Bhd	342,000	58,042
	Hiap Teck Venture Bhd	410,500	31,417
	Hibiscus Petroleum Bhd	455,000	94,034
	Hong Leong Bank Bhd	22,580	98,101
#	Hong Leong Financial Group Bhd	40,078	162,732
	Hong Leong Industries Bhd	19,300	38,526
*	Hong Seng Consolidated Bhd	339,200	4,879
#	IHH Healthcare Bhd	42,600	56,264
	IJM Corp. Bhd	631,400	214,282
#	Inari Amertron Bhd	510,125	341,750
	IOI Corp. Bhd	236,300	218,623
#	IOI Properties Group Bhd	379,625	115,399
#*	JAKS Resources Bhd	570,179	24,675
	Jaya Tiasa Holdings Bhd	210,000	33,774
	Kenanga Investment Bank Bhd	38,300	7,772

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Kerjaya Prospek Group Bhd	105,989	$26,326
#	Kim Loong Resources Bhd	56,200	23,062
	Kossan Rubber Industries Bhd	371,400	117,805
	KPJ Healthcare Bhd	463,600	118,334
	Kretam Holdings Bhd	69,600	9,257
	Kuala Lumpur Kepong Bhd	80,311	415,388
	Lagenda Properties Bhd	38,700	10,124
	Land & General Bhd	399,300	9,739
#	Leong Hup International Bhd	180,500	21,026
#Ω	Lotte Chemical Titan Holding Bhd	126,663	32,064
#	LPI Capital Bhd	44,540	117,584
	Magni-Tech Industries Bhd	146,900	61,566
#	Magnum Bhd	228,815	55,846
#	Mah Sing Group Bhd	553,875	82,329
#	Malakoff Corp. Bhd	364,600	52,175
#	Malayan Banking Bhd	226,797	453,757
#	Malayan Flour Mills Bhd	308,600	43,438
#	Malaysia Airports Holdings Bhd	118,099	180,727
#	Malaysia Building Society Bhd	768,932	132,972
	Malaysia Smelting Corp. Bhd	35,400	18,860
	Malaysian Pacific Industries Bhd	17,300	112,449
#	Malaysian Resources Corp. Bhd	666,920	56,232
	Matrix Concepts Holdings Bhd	306,799	96,606
	Maxis Bhd	156,200	139,971
	MBM Resources Bhd	57,700	44,298
*	Media Prima Bhd	132,900	12,825
#	Mega First Corp. Bhd	161,400	118,442
	Mi Technovation Bhd	73,500	26,449
	MISC Bhd	77,800	124,041
#	MKH Bhd	100,700	28,821
	MNRB Holdings Bhd	182,774	39,918
#Ω	MR DIY Group M Bhd	350,900	114,417
	Muda Holdings Bhd	6,900	2,219
*	Muhibbah Engineering M Bhd	185,600	28,011
	My EG Services Bhd	1,287,084	218,549
	Nestle Malaysia Bhd	4,900	145,564
*	Nylex Malaysia Bhd	2,335	249
#	Oriental Holdings Bhd	106,800	152,022
#	OSK Holdings Bhd	410,750	100,256
	PA Resources Bhd	104,500	6,373
	Padini Holdings Bhd	116,700	103,040
	Panasonic Manufacturing Malaysia Bhd	2,400	10,639
	Pantech Group Holdings Bhd	131,400	22,744
	Paramount Corp. Bhd	146,300	29,852
	Perak Transit Bhd	67,100	16,083
	Petron Malaysia Refining & Marketing Bhd	39,200	40,970
#	Petronas Chemicals Group Bhd	230,800	356,034
	Petronas Dagangan Bhd	31,600	160,946
	Petronas Gas Bhd	33,700	127,678
#	PIE Industrial Bhd	20,300	12,604
*	PMB Technology Bhd	15,900	13,929
	PPB Group Bhd	69,820	258,476
	Press Metal Aluminium Holdings Bhd	291,100	325,512
	Public Bank Bhd	1,242,700	1,149,508
	QL Resources Bhd	168,925	205,387
	Ranhill Utilities Bhd	92,569	11,914
	RCE Capital Bhd	55,700	27,794
	RGB International Bhd	58,200	4,516
	RHB Bank Bhd	205,743	259,745

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Sam Engineering & Equipment M Bhd	40,400	$44,821
*	Sapura Energy Bhd	2,931,800	22,683
	Sarawak Oil Palms Bhd	100,150	57,952
	Scientex Bhd	303,600	239,809
#	Sime Darby Bhd	639,170	309,322
#	Sime Darby Plantation Bhd	255,836	258,614
	Sime Darby Property Bhd	637,170	86,232
	SKP Resources Bhd	364,749	76,847
	SP Setia Bhd Group	440,579	61,562
	Sports Toto Bhd	317,181	102,769
*††	Sumatec Resources Bhd	822,800	0
	Sunway Bhd	418,554	166,174
	Sunway Construction Group Bhd	116,690	46,607
#	Supermax Corp. Bhd	307,665	57,674
#	Syarikat Takaful Malaysia Keluarga Bhd	99,111	76,524
#	Ta Ann Holdings Bhd	86,480	71,402
	Taliworks Corp. Bhd	68,666	12,182
	TASCO Bhd	73,400	13,032
	Telekom Malaysia Bhd	141,312	159,553
	Tenaga Nasional Bhd	111,700	237,862
	Thong Guan Industries Bhd	59,400	27,138
#	TIME dotCom Bhd	229,800	273,630
#*	Top Glove Corp. Bhd	927,300	189,299
#*	Tropicana Corp. Bhd	206,616	54,485
#	TSH Resources Bhd	142,000	32,759
#	Uchi Technologies Bhd	83,700	63,851
#	UEM Sunrise Bhd	165,200	17,597
	UMW Holdings Bhd	112,400	103,004
#	Unisem M Bhd	81,100	56,517
#	United Plantations Bhd	20,400	72,271
	UOA Development Bhd	186,720	77,453
	UWC Bhd	94,300	70,316
*	Velesto Energy Bhd	1,107,073	56,579
#	ViTrox Corp. Bhd	86,000	149,799
	VS Industry Bhd	509,400	101,144
#	WCT Holdings Bhd	364,227	36,349
#	Wellcall Holdings Bhd	53,700	14,172
#	Westports Holdings Bhd	157,300	122,188
#	Yinson Holdings Bhd	384,999	217,738
*	YNH Property Bhd	124,837	140,603
	YTL Corp. Bhd	978,150	253,796
	YTL Power International Bhd	249,587	75,315
TOTAL MALAYSIA			18,311,364
MEXICO — (0.8%)
#*	ALEATICA SAB de CV	5,854	11,981
	Alfa SAB de CV, Class A	1,784,541	1,098,753
#	Alpek SAB de CV	157,943	162,895
*	Alsea SAB de CV	251,622	875,756
*	America Movil SAB de CV, ADR	19,611	410,262
	America Movil SAB de CV, Class B	1,933,692	2,027,807
	Arca Continental SAB de CV	42,957	431,007
*	Axtel SAB de CV	499,613	20,886
Ω	Banco del Bajio SA	203,229	616,423
	Becle SAB de CV	46,185	120,751
	Bolsa Mexicana de Valores SAB de CV	105,547	223,763
*	Cemex SAB de CV	2,131,083	1,623,925
*	Cemex SAB de CV, Sponsored ADR	3,029	23,081
	Cia Minera Autlan SAB de CV, Class B	13,134	10,165

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Coca-Cola Femsa SAB de CV, Sponsored ADR	800	$67,456
	Coca-Cola Femsa SAB de CV	32,646	275,069
	Consorcio ARA SAB de CV	312,104	76,605
*	Controladora AXTEL SAB DE CV	1,784,541	20,568
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	4,146	49,669
*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	164,761	198,067
	Corp. Inmobiliaria Vesta SAB de CV	133,000	482,199
	El Puerto de Liverpool SAB de CV, Class C1	35,062	219,376
#*††	Empresas ICA SAB de CV	42,400	0
	Fomento Economico Mexicano SAB de CV	71,227	806,998
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	267	30,238
	GCC SAB de CV	43,340	419,475
	Genomma Lab Internacional SAB de CV, Class B	249,135	223,321
	Gentera SAB de CV	298,389	388,111
	Gruma SAB de CV, Class B	72,377	1,292,802
	Grupo Aeroportuario del Centro Norte SAB de CV	73,485	828,368
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	3,607	686,629
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	21,910	416,872
	Grupo Aeroportuario del Sureste SAB de CV, ADR	1,764	499,194
	Grupo Aeroportuario del Sureste SAB de CV, Class B	11,168	316,852
	Grupo Bimbo SAB de CV, Class A	95,976	498,823
	Grupo Carso SAB de CV	83,461	663,850
	Grupo Comercial Chedraui SA de CV	122,573	718,016
	Grupo Elektra SAB de CV	5,398	406,467
	Grupo Financiero Banorte SAB de CV, Class O	218,073	2,067,816
*	Grupo Financiero Inbursa SAB de CV, Class O	326,008	793,945
	Grupo Herdez SAB de CV	44,611	131,156
	Grupo Hotelero Santa Fe SAB de CV	60,872	14,941
	Grupo Industrial Saltillo SAB de CV	7,630	13,898
	Grupo Mexico SAB de CV, Class B	466,661	2,427,640
	Grupo Rotoplas SAB de CV	41,986	66,997
*	Grupo Simec SAB de CV, Class B	33,392	398,929
	Grupo Televisa SAB, Sponsored ADR	37,996	201,759
	Grupo Televisa SAB	421,281	446,314
#*Ω	Grupo Traxion SAB de CV	44,610	95,614
*	Hoteles City Express SAB de CV	142,020	58,012
*	Industrias CH SAB de CV, Class B	73,798	877,511
*	Industrias Penoles SAB de CV	45,293	648,573
	Kimberly-Clark de Mexico SAB de CV, Class A	320,289	755,343
	La Comer SAB de CV	254,370	634,824
	Megacable Holdings SAB de CV	250,576	635,381
#*	Minera Frisco SAB de CV, Class A1	307,440	49,205
*Ω	Nemak SAB de CV	755,406	180,449
	Operadora de Sites Mexicanos SA de CV, Class A	298,134	302,318
	Orbia Advance Corp. SAB de CV	341,302	775,140
*	Organizacion Cultiba SAB de CV	15,310	10,149
*	Organizacion Soriana SAB de CV, Class B	50,685	83,330
	Promotora y Operadora de Infraestructura SAB de CV	65,533	681,668
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,273	47,897
	Qualitas Controladora SAB de CV	35,078	258,544
	Regional SAB de CV	78,478	608,468
#*	Sitios Latinoamerica SAB de CV	89,032	40,568
*	Vista Energy SAB de CV, ADR	3,177	82,920
	Vitro SAB de CV, Class A	28,118	30,502
	Wal-Mart de Mexico SAB de CV	194,783	811,354
TOTAL MEXICO			31,473,645
NETHERLANDS — (2.3%)
	Aalberts NV	40,115	1,810,169

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
Ω	ABN AMRO Bank NV, CVA	53,399	$907,954
	Acomo NV	6,867	155,669
*Ω	Adyen NV	477	885,319
	Aegon NV	520,083	2,823,157
#	Aegon NV, Class NY	32,148	173,277
	Akzo Nobel NV	35,845	3,066,526
#*Ω	Alfen NV	1,425	98,885
	Allfunds Group PLC	46,374	302,356
	AMG Critical Materials NV	5,233	213,951
	APERAM SA	19,742	623,039
	Arcadis NV	30,386	1,332,181
	ArcelorMittal SA	71,851	2,078,059
	ArcelorMittal SA	44,628	1,287,964
	ASM International NV	4,528	2,151,164
	ASML Holding NV	4,870	3,488,229
	ASML Holding NV	20,610	14,765,210
	ASR Nederland NV	49,610	2,248,792
*	Avantium NV	4,576	17,668
Ω	B&S Group Sarl	3,754	16,512
#*Ω	Basic-Fit NV	9,472	319,720
	BE Semiconductor Industries NV	25,516	3,046,575
	Beter Bed Holding NV	7,231	45,773
	Brunel International NV	5,498	76,536
	Coca-Cola Europacific Partners PLC	33,278	2,098,799
	Corbion NV	16,974	398,893
Ω	CTP NV	13,235	181,346
	Flow Traders Ltd.	12,372	269,154
	ForFarmers NV	13,915	43,675
*	Fugro NV	25,149	448,438
	Heijmans NV, CVA	13,606	188,189
	Heineken NV	15,108	1,478,793
	IMCD NV	13,682	2,073,225
#	ING Groep NV, Sponsored ADR	6,500	94,705
	ING Groep NV	196,229	2,864,289
*	InPost SA	23,014	275,013
	JDE Peet's NV	13,510	407,725
	Kendrion NV	6,480	120,970
	Koninklijke Ahold Delhaize NV	213,650	7,364,211
	Koninklijke BAM Groep NV	119,049	277,009
	Koninklijke KPN NV	859,153	3,108,635
*	Koninklijke Philips NV	59,696	1,240,103
*	Koninklijke Philips NV	40,337	835,379
	Koninklijke Vopak NV	27,582	1,039,891
*Ω	Lucas Bols NV	3,091	35,851
	Nedap NV	2,486	166,257
	NN Group NV	53,048	2,033,591
*	NX Filtration NV	1,991	21,235
	OCI NV	27,470	782,889
	Ordina NV	39,907	250,108
*	Pharming Group NV	150,706	190,220
#	PostNL NV	89,576	181,899
	Prosus NV	27,286	2,160,526
	Randstad NV	31,796	1,862,784
	SBM Offshore NV	58,977	856,816
#*	SIF Holding NV	4,817	68,309
Ω	Signify NV	50,907	1,600,591
	Sligro Food Group NV	9,932	191,750
	TKH Group NV	18,479	964,168
*	TomTom NV	21,166	184,906

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Universal Music Group NV	50,922	$1,306,145
	Van Lanschot Kempen NV	7,042	230,746
	Wolters Kluwer NV	48,084	6,038,196
TOTAL NETHERLANDS			85,870,114
NEW ZEALAND — (0.2%)
*	a2 Milk Co. Ltd.	56,181	192,755
*	Air New Zealand Ltd.	594,425	291,860
	Arvida Group Ltd.	145,853	113,359
*	Auckland International Airport Ltd.	50,073	261,394
	Channel Infrastructure NZ Ltd.	94,352	96,120
	Chorus Ltd.	206,569	1,103,593
	Contact Energy Ltd.	56,530	291,895
	EBOS Group Ltd.	13,282	318,293
	Fisher & Paykel Healthcare Corp. Ltd.	26,933	411,187
#	Fletcher Building Ltd.	173,104	600,200
#	Fonterra Co-operative Group Ltd.	17,724	38,859
	Freightways Group Ltd.	48,255	256,690
	Genesis Energy Ltd.	112,744	189,887
#*	Gentrack Group Ltd.	12,157	33,854
#	Hallenstein Glasson Holdings Ltd.	20,188	80,263
	Heartland Group Holdings Ltd.	238,344	266,529
	Infratil Ltd.	66,692	412,507
#	Investore Property Ltd.	56,506	52,332
	KMD Brands Ltd.	197,467	111,656
	Mainfreight Ltd.	10,589	446,589
#	Manawa Energy Ltd.	10,678	31,858
	Mercury NZ Ltd.	35,134	143,877
	Meridian Energy Ltd.	57,234	200,884
	Napier Port Holdings Ltd.	14,348	21,397
	NZME Ltd.	54,459	33,464
	NZX Ltd.	112,762	86,143
	Oceania Healthcare Ltd.	184,567	87,107
#	PGG Wrightson Ltd.	9,986	26,011
#	Port of Tauranga Ltd.	37,905	146,044
*	Rakon Ltd.	27,401	12,431
#	Restaurant Brands New Zealand Ltd.	10,978	44,275
	Ryman Healthcare Ltd.	65,308	276,614
	Sanford Ltd.	20,591	53,266
	Scales Corp. Ltd.	41,528	85,417
*	Serko Ltd.	3,631	9,031
	Skellerup Holdings Ltd.	53,156	147,336
	SKY Network Television Ltd.	57,288	88,929
	SKYCITY Entertainment Group Ltd.	268,790	377,373
	Spark New Zealand Ltd.	169,434	545,501
	Steel & Tube Holdings Ltd.	32,029	25,661
	Summerset Group Holdings Ltd.	103,977	665,319
*	Synlait Milk Ltd.	25,571	25,812
#*	Tourism Holdings Ltd.	45,253	99,553
	TOWER Ltd.	80,898	31,670
	Turners Automotive Group Ltd.	22,334	49,092
	Vector Ltd.	26,039	65,507
*	Vista Group International Ltd.	32,932	37,662
	Warehouse Group Ltd.	33,171	37,100
TOTAL NEW ZEALAND			9,024,156
NORWAY — (0.6%)
	2020 Bulkers Ltd.	3,440	35,442

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	ABG Sundal Collier Holding ASA	142,350	$78,952
*	Adevinta ASA	13,817	102,205
	AF Gruppen ASA	7,537	101,123
*	Agilyx ASA	4,220	12,510
*	Akastor ASA	52,076	56,101
	Aker ASA, Class A	492	31,285
	Aker BP ASA	38,943	1,090,894
*	Aker Carbon Capture ASA	12,247	18,576
	Aker Solutions ASA	53,743	238,897
	AMSC ASA	18,446	73,182
*	ArcticZymes Technologies ASA	2,851	10,541
	Arendals Fossekompani ASA	161	2,680
	Atea ASA	21,535	292,462
	Austevoll Seafood ASA	32,829	246,491
*	Axactor ASA	73,469	40,367
	B2Holding ASA	75,199	51,832
	Bakkafrost P/F	2,118	123,255
	Belships ASA	25,453	45,530
*	BLUENORD ASA	6,882	302,616
	Bonheur ASA	7,118	178,897
*	Borr Drilling Ltd.	39,620	347,864
	Borregaard ASA	30,430	496,628
	Bouvet ASA	19,621	120,706
*	BW Energy Ltd.	31,293	92,988
Ω	BW LPG Ltd.	35,590	380,890
	BW Offshore Ltd.	39,154	107,234
#*	Cadeler AS	17,211	71,433
#*	Carasent ASA	3,685	5,920
*	Cloudberry Clean Energy ASA	50,214	58,515
*Ω	Crayon Group Holding ASA	9,769	104,017
	DNB Bank ASA	62,118	1,280,096
#	DNO ASA	197,747	214,505
Ω	Elkem ASA	79,130	187,711
Ω	Elmera Group ASA	24,615	49,389
	Elopak ASA	13,178	28,793
Ω	Entra ASA	3,424	33,398
	Equinor ASA	119,380	3,651,652
Ω	Europris ASA	64,160	389,232
	FLEX LNG Ltd.	5,303	168,180
	Frontline PLC	22,423	373,604
*	Gaming Innovation Group, Inc.	8,585	23,148
	Gjensidige Forsikring ASA	3,393	53,563
	Golden Ocean Group Ltd.	43,078	337,548
	Grieg Seafood ASA	12,391	89,286
	Hafnia Ltd.	21,328	115,921
*	Hexagon Composites ASA	24,345	72,635
*	Hexagon Purus ASA	8,355	17,010
	Hoegh Autoliners ASA	13,112	75,785
*	Kahoot! ASA	55,214	189,931
Ω	Kid ASA	7,283	58,436
	Kitron ASA	41,228	152,373
Ω	Klaveness Combination Carriers ASA	3,146	22,197
*	Kongsberg Automotive ASA	129,804	32,398
	Kongsberg Gruppen ASA	2,529	109,736
	Leroy Seafood Group ASA	38,379	159,673
*	LINK Mobility Group Holding ASA	50,991	71,206
	Medistim ASA	1,310	33,570
*	Morrow Bank ASA	9,331	4,146
	Mowi ASA	18,700	328,744

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	MPC Container Ships ASA	98,333	$183,451
Ω	Multiconsult ASA	2,562	38,904
#*	NEL ASA	84,582	114,716
*	Nordic Semiconductor ASA	19,050	280,546
	Norsk Hydro ASA	173,010	1,133,115
*Ω	Norske Skog ASA	19,271	86,399
*	Northern Ocean Ltd.	20,154	27,580
*	Norwegian Air Shuttle ASA	62,645	62,530
*	NRC Group ASA	18,856	20,260
*	Nykode Therapeutics ASA	13,121	37,694
*	Odfjell Drilling Ltd.	40,392	114,849
	Odfjell SE, Class A	5,065	46,199
	Odfjell Technology Ltd.	6,732	34,284
*	OKEA ASA	15,569	58,741
Ω	Okeanis Eco Tankers Corp.	3,832	93,043
	Olav Thon Eiendomsselskap ASA	4,209	70,437
	Orkla ASA	14,338	113,139
	Panoro Energy ASA	24,703	75,264
	Pareto Bank ASA	9,659	51,225
*	Pexip Holding ASA	8,642	15,744
*	PGS ASA	260,110	182,909
*	PhotoCure ASA	1,570	7,687
	Protector Forsikring ASA	17,525	286,254
	Rana Gruber ASA, Class A	4,013	22,967
*	REC Silicon ASA	15,060	25,671
#	Salmar ASA	2,037	94,120
	Sandnes Sparebank	1,120	9,605
Ω	Scatec ASA	24,416	204,069
	Schibsted ASA, Class A	7,591	162,624
	Schibsted ASA, Class B	9,452	185,348
*	Self Storage Group ASA	9,805	22,903
	Selvaag Bolig ASA	14,564	46,246
#*Ω	Shelf Drilling Ltd.	48,537	119,224
	SpareBank 1 Helgeland	832	10,504
	Sparebank 1 Oestlandet	6,883	86,497
	SpareBank 1 Sorost-Norge	5,889	29,034
	SpareBank 1 SR-Bank ASA	38,094	491,661
	Sparebanken More	4,750	35,879
	Stolt-Nielsen Ltd.	13,146	325,042
	Storebrand ASA	64,643	565,045
	Subsea 7 SA	42,958	577,319
	Telenor ASA	44,916	480,823
#	TGS ASA	39,242	523,782
	TOMRA Systems ASA	23,611	363,863
#	Var Energi ASA	53,628	164,110
	Veidekke ASA	38,542	434,557
*	Volue ASA	2,696	5,699
	Wallenius Wilhelmsen ASA	26,383	183,195
	Wilh Wilhelmsen Holding ASA, Class A	5,538	151,163
#	Yara International ASA	20,382	832,441
*	Zaptec ASA	3,296	9,611
TOTAL NORWAY			22,541,871
PERU — (0.0%)
*	Aenza SAA, Sponsored ADR	1,707	2,935
	Cementos Pacasmayo SAA, ADR	3,792	20,268
#	Cia de Minas Buenaventura SAA, ADR	1,300	10,036
	Credicorp Ltd.	1,520	238,716
*††	Fossal SAA, ADR	3	0

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PERU — (Continued)
	Intercorp Financial Services, Inc.	1,918	$47,068
TOTAL PERU			319,023
PHILIPPINES — (0.2%)
*	8990 Holdings, Inc.	177,800	29,960
	Aboitiz Equity Ventures, Inc.	177,420	173,659
	Aboitiz Power Corp.	102,500	67,317
*	ACEN Corp.	470,793	44,753
	Alliance Global Group, Inc.	1,182,100	267,781
	Apex Mining Co., Inc.	1,093,000	58,429
*	Atlas Consolidated Mining & Development Corp.	152,800	10,365
	Ayala Corp.	13,545	151,817
	Ayala Land, Inc.	215,400	107,561
*	AyalaLand Logistics Holdings Corp.	457,000	25,302
	Bank of the Philippine Islands	255,928	533,648
	BDO Unibank, Inc.	365,079	965,470
	Belle Corp.	1,052,000	24,148
*	Bloomberry Resorts Corp.	1,146,000	247,462
*	Cebu Air, Inc.	7,500	5,123
*Ω	CEMEX Holdings Philippines, Inc.	175,657	3,359
	Century Pacific Food, Inc.	312,700	148,192
	China Banking Corp.	339,992	191,946
*	Converge Information & Communications Technology Solutions, Inc.	579,900	106,704
	Cosco Capital, Inc.	666,000	64,763
	D&L Industries, Inc.	665,000	87,535
*	DITO CME Holdings Corp.	553,000	23,466
	DMCI Holdings, Inc.	920,400	160,995
	DoubleDragon Corp.	260,700	35,779
	East West Banking Corp.	277,950	35,675
	Emperador, Inc.	147,900	56,384
	Filinvest Development Corp.	18,400	1,724
	Filinvest Land, Inc.	3,204,000	40,253
	First Gen Corp.	74,600	27,582
	First Philippine Holdings Corp.	104,560	118,992
	Ginebra San Miguel, Inc.	18,440	53,429
	Global Ferronickel Holdings, Inc.	452,574	20,118
*	Global-Estate Resorts, Inc.	897,000	13,795
	Globe Telecom, Inc.	6,194	216,609
	GT Capital Holdings, Inc.	26,928	267,335
*	Holcim Philippines, Inc.	73,200	5,158
*	Integrated Micro-Electronics, Inc.	251,445	21,385
	International Container Terminal Services, Inc.	49,870	197,086
	JG Summit Holdings, Inc.	220,966	173,375
	Jollibee Foods Corp.	62,460	290,110
	Keepers Holdings, Inc.	341,000	10,808
	LT Group, Inc.	545,100	95,314
	Manila Electric Co.	16,880	109,486
	Manila Water Co., Inc.	335,200	116,595
	Megaworld Corp.	1,932,600	72,176
	Metro Pacific Investments Corp.	2,183,500	193,624
	Metropolitan Bank & Trust Co.	293,346	320,672
Ω	Monde Nissin Corp.	141,900	21,138
	Nickel Asia Corp.	1,306,480	151,188
	Petron Corp.	1,056,700	71,184
††	Philcomsat Holdings Corp.	23,889	32,908
	Philex Mining Corp.	319,400	17,184
*	Philippine National Bank	152,272	51,251
*	Phoenix Petroleum Philippines, Inc.	107,200	15,224
	PLDT, Inc., Sponsored ADR	839	19,607

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	PLDT, Inc.	8,860	$211,425
	Premium Leisure Corp.	2,062,000	21,400
	Puregold Price Club, Inc.	328,200	173,340
	Rizal Commercial Banking Corp.	104,115	47,420
	Robinsons Land Corp.	526,138	143,791
	Robinsons Retail Holdings, Inc.	94,480	93,862
	San Miguel Corp.	134,310	266,225
	San Miguel Food & Beverage, Inc.	87,080	80,893
	Security Bank Corp.	105,320	159,268
	Semirara Mining & Power Corp.	230,380	121,053
	Shakey's Pizza Asia Ventures, Inc.	84,300	14,555
	Shell Pilipinas Corp.	124,530	32,608
	SM Investments Corp.	3,865	64,220
	SM Prime Holdings, Inc.	203,700	123,941
	Synergy Grid & Development Phils, Inc.	247,500	40,568
	Union Bank of the Philippines	65,594	90,786
	Universal Robina Corp.	110,350	246,778
	Vista Land & Lifescapes, Inc.	1,583,900	45,287
	Vistamalls, Inc.	88,000	3,797
	Wilcon Depot, Inc.	331,900	138,127
TOTAL PHILIPPINES			8,492,247
POLAND — (0.3%)
*	11 bit studios SA	90	15,703
	AB SA	733	10,579
	Action SA	6,452	29,208
*	Alior Bank SA	30,407	440,453
*Ω	Allegro.eu SA	3,384	29,835
	Amica SA	3,151	65,144
*	AmRest Holdings SE	22,381	156,037
	Arctic Paper SA	9,228	41,171
	ASBISc Enterprises PLC	12,901	102,580
	Asseco Poland SA	14,277	284,433
	Auto Partner SA	14,850	82,511
	Bank Handlowy w Warszawie SA	6,622	148,678
*	Bank Millennium SA	150,435	245,962
*	Bank Ochrony Srodowiska SA	20,762	49,706
	Bank Polska Kasa Opieki SA	16,360	483,076
*	Benefit Systems SA	499	216,864
*	BNPP Bank Polska SA	455	7,384
	Boryszew SA	29,053	47,560
	Budimex SA	3,676	377,829
*	CCC SA	11,620	150,738
	CD Projekt SA	6,156	251,158
	Celon Pharma SA	3,548	14,815
#*	CI Games SA	23,337	37,238
	Cognor Holding SA	48,866	95,373
	ComArch SA	224	8,378
	Creepy Jar SA	71	13,377
	Cyfrowy Polsat SA	54,823	220,916
	Develia SA	98,398	120,185
*Ω	Dino Polska SA	2,811	313,033
	Dom Development SA	2,243	82,944
#	Echo Investment SA	10,592	11,558
*	Enea SA	80,657	177,279
	Eurocash SA	34,593	149,528
	Fabryki Mebli Forte SA	3,906	24,875
	Globe Trade Centre SA	30,781	47,035
*	Grenevia SA	76,765	70,198

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	Grupa Azoty SA	16,685	$112,231
	Grupa Kety SA	3,130	541,434
*	ING Bank Slaski SA	3,264	162,533
	Inter Cars SA	2,411	385,269
#*	Jastrzebska Spolka Weglowa SA	17,979	183,680
	KGHM Polska Miedz SA	18,041	557,946
*	KRUK SA	5,712	623,576
	LiveChat Software SA	4,582	169,020
	LPP SA	115	395,593
	Lubelski Wegiel Bogdanka SA	4,699	45,854
*	mBank SA	2,295	273,953
	Mirbud SA	18,519	36,759
	Mo-BRUK SA	592	42,223
	Mostostal Zabrze SA	10,260	10,014
	Neuca SA	492	94,509
	Orange Polska SA	102,086	187,916
	ORLEN SA	106,779	1,903,181
*	Pepco Group NV	19,968	172,069
*	PGE Polska Grupa Energetyczna SA	192,824	410,131
*	PKP Cargo SA	10,554	44,409
	PlayWay SA	336	35,473
*	Polimex-Mostostal SA	38,961	45,572
	Powszechna Kasa Oszczednosci Bank Polski SA	32,031	324,987
	Powszechny Zaklad Ubezpieczen SA	19,706	199,286
	R22 SA	535	10,319
*	Santander Bank Polska SA	1,795	178,085
*	Selvita SA	1,553	28,538
	Stalexport Autostrady SA	30,531	20,744
	Synektik SA	1,882	31,319
*	Tauron Polska Energia SA	408,376	379,640
	TEN Square Games SA	398	7,960
	Tim SA	2,794	34,804
	Torpol SA	4,879	21,877
	Unimot SA	837	21,101
	Votum SA	3,062	39,399
	VRG SA	37,269	33,252
*	Wawel SA	12	1,840
	Wirtualna Polska Holding SA	3,074	89,042
Ω	XTB SA	13,619	133,149
	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	1,289	12,334
*	Zespol Elektrowni Patnow Adamow Konin SA	2,391	12,209
TOTAL POLAND			12,636,571
PORTUGAL — (0.2%)
#	Altri SGPS SA	29,560	138,996
*	Banco Comercial Portugues SA, Class R	3,676,384	1,004,039
	Corticeira Amorim SGPS SA	1,372	15,550
	CTT-Correios de Portugal SA	22,477	88,723
	EDP - Energias de Portugal SA	152,214	711,119
	EDP Renovaveis SA	26,422	504,684
	Galp Energia SGPS SA	171,237	2,275,673
#*	Greenvolt-Energias Renovaveis SA	9,960	69,585
	Ibersol SGPS SA	5,904	44,931
	Jeronimo Martins SGPS SA	35,737	972,968
	Mota-Engil SGPS SA	35,247	97,012
#	Navigator Co. SA	67,611	236,987
	NOS SGPS SA	86,024	326,640
	REN - Redes Energeticas Nacionais SGPS SA	100,326	273,954

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
PORTUGAL — (Continued)
	Sonae SGPS SA	401,337	$436,358
TOTAL PORTUGAL			7,197,219
QATAR — (0.3%)
	Aamal Co.	711,090	172,237
	Al Khaleej Takaful Group QSC	44,416	34,599
	Al Meera Consumer Goods Co. QSC	30,557	120,120
	Alijarah Holding Co. QPSC	86,003	20,900
*	Baladna	337,030	140,868
	Barwa Real Estate Co.	664,281	512,732
	Commercial Bank PSQC	149,688	257,125
	Doha Bank QPSC	660,233	313,731
	Doha Insurance Co. QSC	92,281	57,850
*	Estithmar Holding QPSC	122,263	73,302
	Gulf International Services QSC	317,292	180,528
	Gulf Warehousing Co.	120,519	113,851
	Industries Qatar QSC	46,725	171,124
*	Lesha Bank LLC	259,256	113,896
	Mannai Corp. QSC	76,812	120,480
	Masraf Al Rayan QSC	982,922	677,867
*	Mazaya Real Estate Development QPSC	193,314	44,458
	Medicare Group	39,970	69,192
	Mesaieed Petrochemical Holding Co.	382,998	205,371
	Ooredoo QPSC	238,943	750,441
	Qatar Aluminum Manufacturing Co.	928,990	344,899
	Qatar Electricity & Water Co. QSC	63,117	314,452
	Qatar Fuel QSC	62,597	288,924
	Qatar Gas Transport Co. Ltd.	782,032	905,543
	Qatar Industrial Manufacturing Co. QSC	58,218	48,335
*	Qatar Insurance Co. SAQ	288,046	176,399
	Qatar International Islamic Bank QSC	127,941	364,802
	Qatar Islamic Bank SAQ	73,952	429,737
	Qatar Islamic Insurance Group	22,820	54,256
	Qatar National Bank QPSC	432,549	2,017,923
	Qatar National Cement Co. QSC	117,543	128,341
	Qatar Navigation QSC	224,532	647,593
*	Salam International Investment Ltd. QSC	497,060	105,025
	United Development Co. QSC	655,353	219,594
	Vodafone Qatar QSC	732,352	389,837
*	Widam Food Co.	6,411	4,335
TOTAL QATAR			10,590,667
RUSSIA — (0.0%)
*††	Gazprom PJSC, Sponsored ADR	161,061	0
*††	Lukoil PJSC, Sponsored ADR	14,179	0
*††	Magnitogorsk Iron & Steel Works PJSC, GDR	28,061	0
*††	Mechel PJSC, Sponsored ADR	6,898	0
*††	MMC Norilsk Nickel PJSC, ADR	24,954	0
*††	Mobile TeleSystems PJSC, ADR	50,988	0
*††	Novatek PJSC, GDR	272	0
*††	Novolipetsk Steel PJSC, GDR	8,401	0
*††	PhosAgro PJSC	135	0
*††	PhosAgro PJSC, GDR	21,074	0
*††	Polyus PJSC, GDR	2,588	0
*††	Ros Agro PLC, GDR	4,872	0
*††	Rosneft Oil Co. PJSC, GDR	19,260	0
*††	Rostelecom PJSC, Sponsored ADR	13,665	0
*††	RusHydro PJSC, ADR	194,709	0

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
*††	Sberbank of Russia PJSC, Sponsored ADR	65,441	$0
*††	Severstal PAO, GDR	20,792	0
*††	Tatneft PJSC, Sponsored ADR	18,789	0
*††	VTB Bank PJSC, GDR	330,257	0
SAUDI ARABIA — (1.0%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	11,150	6,874
	Abdullah Al Othaim Markets Co.	105,560	415,780
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	1,037	8,887
	Advanced Petrochemical Co.	20,456	248,320
*	Al Alamiya for Cooperative Insurance Co.	3,174	14,580
	Al Babtain Power & Telecommunication Co.	9,527	81,026
*	Al Gassim Investment Holding Co.	1,726	10,501
	Al Hammadi Holding	11,852	185,693
*	Al Hassan Ghazi Ibrahim Shaker Co.	3,154	21,371
	Al Jouf Agricultural Development Co.	1,033	14,439
*	Al Jouf Cement Co.	29,528	96,450
*	Al Khaleej Training & Education Co.	12,560	67,292
	Al Moammar Information Systems Co.	2,731	123,089
	Al Rajhi Bank	109,472	2,176,035
*	Al Rajhi Co. for Co-operative Insurance	4,887	186,863
	Al Yamamah Steel Industries Co.	5,821	41,842
*	AlAbdullatif Industrial Investment Co.	16,986	82,013
	Alandalus Property Co.	7,628	48,046
	Alaseel Co.	34,510	50,199
	Aldrees Petroleum & Transport Services Co.	10,265	326,878
*	Al-Etihad Cooperative Insurance Co.	6,971	32,070
	Alinma Bank	145,602	1,435,572
*	AlJazira Takaful Ta'awuni Co.	10,697	53,210
	Almarai Co. JSC	24,478	449,512
	Alujain Corp.	7,147	88,154
	Arab National Bank	56,365	400,187
	Arabian Cement Co.	20,253	211,068
	Arriyadh Development Co.	14,533	77,636
	Astra Industrial Group	19,390	459,538
	Ataa Educational Co.	151	3,037
	Baazeem Trading Co.	749	13,538
	Bank AlBilad	105,078	1,224,860
	Bank Al-Jazira	114,358	560,111
	Banque Saudi Fransi	41,339	469,287
	Basic Chemical Industries Ltd.	3,936	37,700
	Bawan Co.	13,739	132,067
	Bupa Arabia for Cooperative Insurance Co.	12,408	570,699
*	Buruj Cooperative Insurance Co.	4,569	23,442
*	Chubb Arabia Cooperative Insurance Co.	2,880	16,102
	City Cement Co.	27,332	166,056
	Co. for Cooperative Insurance	11,806	449,345
	Dallah Healthcare Co.	5,864	275,713
*	Dar Al Arkan Real Estate Development Co.	272,987	1,231,846
	Dr Sulaiman Al Habib Medical Services Group Co.	2,776	213,854
*	Dur Hospitality Co.	12,904	96,031
	Eastern Province Cement Co.	17,399	209,811
*	Electrical Industries Co.	11,090	106,799
*	Emaar Economic City	140,611	337,433
	Etihad Etisalat Co.	121,849	1,521,494
*	Fawaz Abdulaziz Al Hokair & Co., Class C	9,280	38,258
	Fitaihi Holding Group	5,315	52,783
*	Gulf General Cooperative Insurance Co.	8,457	19,061
	Gulf Insurance Group	5,510	46,930
	Hail Cement Co.	19,115	64,382

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Halwani Brothers Co.	2,166	$37,690
	Herfy Food Services Co.	8,064	79,862
	Jarir Marketing Co.	94,840	391,897
*	Jazan Energy & Development Co.	15,465	60,610
	L'Azurde Co. for Jewelry	8,596	33,024
	Leejam Sports Co. JSC	6,450	253,760
	Maharah Human Resources Co.	4,524	77,016
*	Malath Cooperative Insurance Co.	3,784	24,238
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	12,640	45,139
*	Methanol Chemicals Co.	14,860	97,011
*	Middle East Healthcare Co.	3,403	58,519
	Middle East Paper Co.	16,242	154,828
*	Middle East Specialized Cables Co.	5,082	21,274
*	Mobile Telecommunications Co. Saudi Arabia	190,232	680,530
	Mouwasat Medical Services Co.	5,746	384,207
	Najran Cement Co.	45,836	161,789
*	Nama Chemicals Co.	4,594	40,683
*	National Agriculture Development Co.	17,828	237,402
	National Co. for Glass Industries	7,092	71,846
	National Co. for Learning & Education	1,295	35,508
	National Gas & Industrialization Co.	7,898	140,981
*	National Gypsum	1,778	11,994
*	National Industrialization Co., Class C	116,236	437,274
	National Medical Care Co.	6,637	240,310
	Northern Region Cement Co.	48,534	147,432
	Qassim Cement Co.	12,442	228,754
*	Rabigh Refining & Petrochemical Co.	118,076	327,505
	Riyad Bank	115,000	974,920
	SABIC Agri-Nutrients Co.	11,848	455,370
	Sahara International Petrochemical Co.	109,370	1,103,631
*	Saudi Arabian Cooperative Insurance Co.	4,670	15,257
*	Saudi Arabian Mining Co.	86,535	1,024,603
Ω	Saudi Arabian Oil Co.	179,323	1,549,670
	Saudi Automotive Services Co.	10,217	161,615
	Saudi Awwal Bank	77,212	783,227
	Saudi Basic Industries Corp.	38,584	881,816
	Saudi Cement Co.	23,641	361,780
	Saudi Ceramic Co.	11,576	93,770
	Saudi Chemical Co. Holding	238,650	295,829
*	Saudi Co. For Hardware CJSC	6,054	54,898
	Saudi Electricity Co.	37,749	225,825
*	Saudi Ground Services Co.	3,512	29,594
	Saudi Industrial Investment Group	69,447	462,686
	Saudi Industrial Services Co.	14,458	107,432
	Saudi Investment Bank	92,062	439,217
*	Saudi Kayan Petrochemical Co.	205,790	672,340
	Saudi Marketing Co.	6,069	42,465
	Saudi National Bank	208,455	2,142,044
*	Saudi Paper Manufacturing Co.	1,565	13,569
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	6,903	72,886
*	Saudi Printing & Packaging Co., Class C	11,187	54,918
*	Saudi Public Transport Co.	13,524	63,974
*	Saudi Real Estate Co.	27,748	99,405
*	Saudi Reinsurance Co.	16,594	79,364
*	Saudi Research & Media Group	9,079	453,136
	Saudi Telecom Co.	83,455	943,680
	Saudia Dairy & Foodstuff Co.	4,192	396,349
	Savola Group	69,033	778,127
*	Seera Group Holding	71,283	546,958

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Sinad Holding Co.	35,189	$118,707
	Southern Province Cement Co.	18,767	247,016
*	Tabuk Cement Co.	25,254	106,221
*	Takween Advanced Industries Co.	6,616	30,198
*	Umm Al-Qura Cement Co.	12,979	63,287
	United Electronics Co.	11,582	251,627
	United International Transportation Co.	14,529	267,737
*	Walaa Cooperative Insurance Co.	11,939	59,059
	Yamama Cement Co.	34,971	335,115
	Yanbu Cement Co.	27,200	289,923
	Yanbu National Petrochemical Co.	52,357	639,690
*	Zamil Industrial Investment Co.	13,779	88,759
TOTAL SAUDI ARABIA			37,652,541
SINGAPORE — (0.7%)
	AEM Holdings Ltd.	74,800	212,187
*	Avarga Ltd.	120,400	18,051
	Aztech Global Ltd.	58,500	32,336
*	Banyan Tree Holdings Ltd.	83,400	26,339
*††	Best World International Ltd.	19,800	24,152
	Boustead Singapore Ltd.	147,400	98,710
	BRC Asia Ltd.	18,700	23,491
	Bukit Sembawang Estates Ltd.	36,100	111,359
	Capitaland India Trust	207,798	178,150
	Capitaland Investment Ltd.	185,000	473,504
	Centurion Corp. Ltd.	89,000	29,795
	China Aviation Oil Singapore Corp. Ltd.	87,000	60,571
#	China Sunsine Chemical Holdings Ltd.	380,200	117,350
	City Developments Ltd.	161,600	899,189
	Civmec Ltd.	80,600	49,691
	ComfortDelGro Corp. Ltd.	454,200	430,782
*	COSCO Shipping International Singapore Co. Ltd.	341,500	39,317
	CSE Global Ltd.	110,200	39,764
	DBS Group Holdings Ltd.	140,377	3,621,311
	Del Monte Pacific Ltd.	160,100	20,447
	Delfi Ltd.	102,000	92,841
	DFI Retail Group Holdings Ltd.	64,500	173,630
	Dyna-Mac Holdings Ltd.	102,100	31,897
#*††	Ezion Holdings Ltd.	794,350	0
#*††	Ezra Holdings Ltd.	513,230	0
	Far East Orchard Ltd.	66,719	52,147
	First Resources Ltd.	199,600	226,780
	Food Empire Holdings Ltd.	122,200	99,327
	Fraser & Neave Ltd.	72,400	59,867
	Frasers Property Ltd.	112,900	71,779
#	Frencken Group Ltd.	123,300	80,229
	Fu Yu Corp. Ltd.	241,400	30,563
*	Gallant Venture Ltd.	211,200	20,715
	Genting Singapore Ltd.	438,300	310,021
	Geo Energy Resources Ltd.	295,000	48,870
	Golden Agri-Resources Ltd.	2,347,900	442,131
*	Golden Energy & Resources Ltd.	140,700	19,049
	Great Eastern Holdings Ltd.	9,900	138,088
	GuocoLand Ltd.	90,400	105,391
	Haw Par Corp. Ltd.	37,800	273,303
	Ho Bee Land Ltd.	90,300	133,862
	Hong Fok Corp. Ltd.	181,500	135,177
	Hong Leong Asia Ltd.	87,200	42,306
	Hong Leong Finance Ltd.	61,400	117,742

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Hongkong Land Holdings Ltd.	122,300	$435,842
	Hour Glass Ltd.	68,900	107,739
	HRnetgroup Ltd.	32,200	17,701
	Hutchison Port Holdings Trust	1,704,300	315,480
*††	Hyflux Ltd.	178,500	0
	iFAST Corp. Ltd.	39,900	169,843
	Indofood Agri Resources Ltd.	169,600	37,683
	InnoTek Ltd.	36,400	11,750
	ISDN Holdings Ltd.	70,800	23,474
	Japfa Ltd.	289,900	50,187
	Jardine Cycle & Carriage Ltd.	24,533	633,193
	Keppel Corp. Ltd.	174,500	969,039
	Keppel Infrastructure Trust	863,573	330,897
	KSH Holdings Ltd.	19,300	4,864
*	Mandarin Oriental International Ltd.	12,600	21,155
*	Marco Polo Marine Ltd.	1,450,800	57,691
	Metro Holdings Ltd.	175,700	78,588
	Micro-Mechanics Holdings Ltd.	16,300	23,165
#*††	Midas Holdings Ltd.	408,200	0
	Nanofilm Technologies International Ltd.	76,100	65,274
	Netlink NBN Trust	319,100	206,408
	Olam Group Ltd.	193,545	190,958
	OUE Ltd.	126,500	101,849
	Oversea-Chinese Banking Corp. Ltd.	180,011	1,801,505
	Oxley Holdings Ltd.	401,837	37,443
	Pacific Century Regional Developments Ltd.	64,700	17,031
	Pan-United Corp. Ltd.	70,025	20,835
	Propnex Ltd.	36,800	28,232
	PSC Corp. Ltd.	81,500	20,257
	Q&M Dental Group Singapore Ltd.	52,200	12,155
	QAF Ltd.	107,100	64,444
	Raffles Medical Group Ltd.	250,510	263,966
	Riverstone Holdings Ltd.	45,400	21,368
	Samudera Shipping Line Ltd.	18,700	11,758
*	SATS Ltd.	51,729	108,935
	SBS Transit Ltd.	21,100	41,272
*	Seatrium Ltd.	8,763,538	928,807
	Sembcorp Industries Ltd.	257,896	1,057,213
	Sheng Siong Group Ltd.	243,300	300,112
*	SIA Engineering Co. Ltd.	19,600	36,134
	Silverlake Axis Ltd.	175,100	38,205
	Sinarmas Land Ltd.	396,100	58,091
	Sing Holdings Ltd.	63,900	16,815
	Singapore Airlines Ltd.	270,750	1,533,805
	Singapore Exchange Ltd.	151,800	1,109,626
	Singapore Land Group Ltd.	40,200	63,604
	Singapore Post Ltd.	371,300	139,640
	Singapore Technologies Engineering Ltd.	164,500	461,834
	Singapore Telecommunications Ltd.	152,400	305,501
	Stamford Land Corp. Ltd.	115,570	35,203
	StarHub Ltd.	194,500	152,098
	Straits Trading Co. Ltd.	51,684	82,019
*††	Swiber Holdings Ltd.	29,250	0
*††	Swiber Holdings Ltd.	29,250	0
	Tai Sin Electric Ltd.	50,690	15,065
*††	Tech-Pro, Inc.	1,538,000	0
	Thomson Medical Group Ltd.	518,900	23,429
	Tuan Sing Holdings Ltd.	270,748	65,239
	UMS Holdings Ltd.	148,100	122,565

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	United Overseas Bank Ltd.	90,816	$2,060,023
	UOB-Kay Hian Holdings Ltd.	56,383	58,102
	UOL Group Ltd.	107,100	566,685
	Valuetronics Holdings Ltd.	195,980	81,091
	Venture Corp. Ltd.	70,500	794,811
	Vicom Ltd.	51,600	65,997
	Wilmar International Ltd.	488,000	1,417,998
	Wing Tai Holdings Ltd.	158,700	170,647
	Yangzijiang Shipbuilding Holdings Ltd.	718,000	831,776
TOTAL SINGAPORE			28,106,327
SOUTH AFRICA — (1.1%)
	Absa Group Ltd.	104,039	1,102,651
	Adcock Ingram Holdings Ltd.	30,156	93,305
	Advtech Ltd.	203,073	211,129
	AECI Ltd.	43,152	227,673
	African Rainbow Minerals Ltd.	49,083	554,008
	Afrimat Ltd.	29,921	96,400
	Alexander Forbes Group Holdings Ltd.	144,117	41,950
	Altron Ltd., Class A	58,468	24,600
	Anglo American Platinum Ltd.	4,000	199,917
	AngloGold Ashanti Ltd., Sponsored ADR	18,825	417,915
	Aspen Pharmacare Holdings Ltd.	98,578	1,057,861
	Astral Foods Ltd.	15,545	141,834
*	Aveng Ltd.	46,922	21,023
	AVI Ltd.	122,670	488,659
	Barloworld Ltd.	115,762	542,729
	Bid Corp. Ltd.	35,936	850,560
	Bidvest Group Ltd.	99,918	1,548,923
*	Blue Label Telecoms Ltd.	219,486	40,990
*	Brait PLC	301,387	50,587
	Capitec Bank Holdings Ltd.	4,226	423,919
	Cashbuild Ltd.	7,450	67,475
	City Lodge Hotels Ltd.	132,868	36,237
	Clicks Group Ltd.	58,060	910,544
	Coronation Fund Managers Ltd.	82,830	152,267
	Curro Holdings Ltd.	52,980	25,564
	DataTec Ltd.	116,955	230,414
Ω	Dis-Chem Pharmacies Ltd.	80,038	115,139
*	Discovery Ltd.	96,065	850,277
	DRDGOLD Ltd.	87,056	95,688
	Exxaro Resources Ltd.	78,422	711,232
	Famous Brands Ltd.	22,651	75,187
	FirstRand Ltd.	562,071	2,286,433
	Foschini Group Ltd.	112,335	680,706
#	Gold Fields Ltd., Sponsored ADR	146,949	2,273,301
	Grindrod Ltd.	193,864	103,493
	Harmony Gold Mining Co. Ltd.	107,803	465,477
	Harmony Gold Mining Co. Ltd., Sponsored ADR	104,321	447,537
	Hudaco Industries Ltd.	13,071	118,479
	Impala Platinum Holdings Ltd.	213,181	1,539,820
	Investec Ltd.	68,963	430,742
	Italtile Ltd.	130,026	90,368
	JSE Ltd.	18,363	94,135
	KAP Ltd.	775,320	116,818
	Kumba Iron Ore Ltd.	8,483	232,698
	Lewis Group Ltd.	21,979	47,391
	Libstar Holdings Ltd.	58,909	12,619
	Life Healthcare Group Holdings Ltd.	442,468	516,925

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Merafe Resources Ltd.	516,286	$36,620
*	Metair Investments Ltd.	90,241	96,723
	MiX Telematics Ltd.	4,997	1,285
	MiX Telematics Ltd., Sponsored ADR	5,899	40,113
	Momentum Metropolitan Holdings	459,285	486,657
	Motus Holdings Ltd.	81,486	480,908
	Mpact Ltd.	38,245	56,789
	Mr Price Group Ltd.	67,916	597,954
	MTN Group Ltd.	326,056	2,554,879
	MultiChoice Group	118,364	585,201
	Naspers Ltd., Class N	1,877	368,806
	Nedbank Group Ltd.	85,091	1,118,107
	NEPI Rockcastle NV	77,471	465,910
	Netcare Ltd.	356,005	278,735
	Ninety One Ltd.	73,240	159,602
*	Northam Platinum Holdings Ltd.	103,329	874,123
	Oceana Group Ltd.	34,784	135,920
	Old Mutual Ltd.	1,562,856	1,134,970
	Omnia Holdings Ltd.	56,465	186,169
Ω	Pepkor Holdings Ltd.	526,121	511,930
	Pick n Pay Stores Ltd.	130,446	281,538
*	PPC Ltd.	589,412	87,368
	PSG Konsult Ltd.	214,932	172,712
	Raubex Group Ltd.	66,994	97,586
	Reunert Ltd.	57,492	193,582
	RFG Holdings Ltd.	59,205	36,419
	Sanlam Ltd.	170,682	629,367
	Santam Ltd.	12,051	199,929
	Sappi Ltd.	214,941	462,935
	Sasol Ltd.	30,519	426,109
#	Sasol Ltd., Sponsored ADR	24,581	345,855
	Shoprite Holdings Ltd.	80,015	1,155,780
	Sibanye Stillwater Ltd.	937,127	1,780,926
#	Sibanye Stillwater Ltd., ADR	14,926	115,381
*	Southern Sun Ltd.	90,298	22,187
	SPAR Group Ltd.	63,897	385,487
	Spur Corp. Ltd.	22,560	29,638
	Stadio Holdings Ltd.	56,617	14,437
	Standard Bank Group Ltd.	121,316	1,294,532
	Sun International Ltd.	95,608	189,305
	Super Group Ltd.	149,396	286,800
*	Telkom SA SOC Ltd.	119,739	197,143
	Thungela Resources Ltd.	42,264	316,928
	Tiger Brands Ltd.	45,244	404,405
	Transaction Capital Ltd.	51,140	19,363
*	Trencor Ltd.	86,382	31,542
	Truworths International Ltd.	128,049	514,599
	Tsogo Sun Limited	191,790	134,422
	Vodacom Group Ltd.	42,415	280,067
*	Wilson Bayly Holmes-Ovcon Ltd.	23,139	140,227
	Woolworths Holdings Ltd.	210,478	939,995
*	Zeda Ltd.	97,842	60,353
TOTAL SOUTH AFRICA			42,281,917
SOUTH KOREA — (4.1%)
	ABco Electronics Co. Ltd.	2,040	26,743
*	ABLBio, Inc.	8,949	134,404
*	Abpro Bio Co. Ltd.	15,343	4,864
*	ADTechnology Co. Ltd.	1,392	27,817

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Advanced Nano Products Co. Ltd.	425	$54,861
	Advanced Process Systems Corp.	2,951	46,645
	Aekyung Chemical Co. Ltd.	3,304	51,356
	Aekyung Industrial Co. Ltd.	1,084	20,688
	AfreecaTV Co. Ltd.	2,466	141,290
*	Agabang&Company	14,748	35,389
	Ahnlab, Inc.	390	19,223
	AJ Networks Co. Ltd.	6,852	22,938
*	Ajin Industrial Co. Ltd.	8,820	45,518
*	Alteogen, Inc.	1,161	40,627
*	ALUKO Co. Ltd.	14,094	44,337
*	Amicogen, Inc.	966	13,619
*	Amo Greentech Co. Ltd.	2,250	27,386
	Amorepacific Corp.	3,913	345,622
	Amorepacific Group	7,868	168,858
*	Amotech Co. Ltd.	2,998	23,115
*	Anam Electronics Co. Ltd.	20,095	31,693
*	Ananti, Inc.	13,686	72,106
*	Anterogen Co. Ltd.	1,096	12,392
*	Apact Co. Ltd.	4,623	12,981
	Aplus Asset Advisor Co. Ltd.	3,471	11,175
*	Aprogen Biologics	140,546	40,587
*	Aprogen, Inc.	14,539	17,067
*	APS, Inc.	3,123	20,902
	Asia Cement Co. Ltd.	6,180	47,247
	ASIA Holdings Co. Ltd.	484	61,042
	Asia Paper Manufacturing Co. Ltd.	2,509	76,391
	Atinum Investment Co. Ltd.	14,759	25,356
	AUK Corp.	11,347	23,231
	Avaco Co. Ltd.	1,894	26,366
	Baiksan Co. Ltd.	3,840	23,667
	BGF Co. Ltd.	10,500	29,630
	BGF retail Co. Ltd.	1,819	238,665
	BH Co. Ltd.	7,554	142,077
*	Binex Co. Ltd.	3,455	27,188
	Binggrae Co. Ltd.	1,628	58,823
*	Bioneer Corp.	1,247	45,491
	BIT Computer Co. Ltd.	2,975	13,773
*	BNC Korea Co. Ltd.	9,292	25,743
	BNK Financial Group, Inc.	78,969	418,818
	Boditech Med, Inc.	4,479	50,995
	BoKwang Industry Co. Ltd.	3,439	15,686
	Boryung	8,087	52,120
*	Bosung Power Technology Co. Ltd.	7,124	18,914
	Brand X Co. Ltd.	2,656	10,799
*	Bubang Co. Ltd.	4,775	8,308
*	Bukwang Pharmaceutical Co. Ltd.	6,106	31,975
	BYC Co. Ltd.	49	16,078
	Byucksan Corp.	18,048	33,030
	C&G Hi Tech Co. Ltd.	1,149	12,607
*	Cafe24 Corp.	1,137	11,315
	Caregen Co. Ltd.	516	88,489
	Cell Biotech Co. Ltd.	1,257	11,188
	Celltrion Healthcare Co. Ltd.	1,651	85,293
*	Celltrion Pharm, Inc.	864	60,159
	Celltrion, Inc.	10,309	1,186,022
*	Chabiotech Co. Ltd.	2,751	27,109
	Cheil Worldwide, Inc.	18,638	265,251
	Chemtronics Co. Ltd.	4,016	76,729

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Chemtros Co. Ltd.	2,557	$16,007
	Cheryong Electric Co. Ltd.	3,612	59,367
*	ChinHung International, Inc.	9,970	9,256
	Chinyang Holdings Corp.	4,663	11,854
	Chips&Media, Inc.	1,837	57,174
*	Choil Aluminum Co. Ltd.	12,350	32,997
	Chong Kun Dang Pharmaceutical Corp.	2,437	147,430
	Chongkundang Holdings Corp.	933	35,986
	Choong Ang Vaccine Laboratory	1,593	14,146
*	Chorokbaem Media Co. Ltd.	4,293	18,185
	Chosun Refractories Co. Ltd.	1,799	55,044
	Chunbo Co. Ltd.	317	47,393
*	CJ CGV Co. Ltd.	7,539	55,019
	CJ CheilJedang Corp.	2,903	637,267
	CJ Corp.	5,770	293,333
*	CJ ENM Co. Ltd.	3,776	190,540
	CJ Freshway Corp.	1,953	38,232
	CJ Logistics Corp.	2,627	148,414
*	CJ Seafood Corp.	3,844	9,315
*	CKD Bio Corp.	1,097	18,775
	Classys, Inc.	4,375	105,129
	CLIO Cosmetics Co. Ltd.	1,113	15,941
*	CMG Pharmaceutical Co. Ltd.	12,199	22,071
*	CoAsia Corp.	2,042	15,403
*	Com2uS Holdings Corp.	1,064	27,203
#	Com2uSCorp	2,362	100,998
*	Comtec Systems Co. Ltd.	43,650	27,232
*	ContentreeJoongAng Corp.	611	7,831
*	Coreana Cosmetics Co. Ltd.	5,061	9,965
*	COSMAX NBT, Inc.	2,021	8,513
*	Cosmax, Inc.	2,030	163,290
*	CosmoAM&T Co. Ltd.	1,595	227,433
#*	Cosmochemical Co. Ltd.	2,264	98,674
	Coway Co. Ltd.	13,976	449,135
	CR Holdings Co. Ltd.	4,271	47,827
	Creas F&C Co. Ltd.	1,170	15,843
	Creverse, Inc.	1,783	22,207
*	CrystalGenomics, Inc.	5,410	15,546
	CS Wind Corp.	906	52,718
*	CTC BIO, Inc.	2,718	19,691
*	CTR Mobility Co. Ltd.	1,495	16,569
	Cuckoo Holdings Co. Ltd.	1,645	19,588
	Cuckoo Homesys Co. Ltd.	2,558	43,238
*	Curexo, Inc.	2,492	34,403
	Cymechs, Inc.	1,110	12,815
	D.I Corp.	3,402	20,898
	Dae Hwa Pharmaceutical Co. Ltd.	1,666	10,261
	Dae Won Kang Up Co. Ltd.	14,591	88,452
*	Daea TI Co. Ltd.	7,559	18,938
*	Daebo Magnetic Co. Ltd.	889	33,822
*	Daechang Co. Ltd.	20,114	21,554
	Daedong Corp.	8,532	72,178
	Daeduck Co. Ltd.	4,989	27,209
	Daeduck Electronics Co. Ltd.	11,917	339,010
	Daehan Flour Mill Co. Ltd.	427	43,027
	Daehan New Pharm Co. Ltd.	3,512	23,833
	Daehan Steel Co. Ltd.	6,129	60,956
*	Daeho AL Co. Ltd.	9,230	11,809
*	Dae-Il Corp.	7,233	33,042

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daejoo Electronic Materials Co. Ltd.	743	$58,729
	Daejung Chemicals & Metals Co. Ltd., Class C	699	9,489
	Daesang Corp.	7,766	103,590
	Daesang Holdings Co. Ltd.	8,332	44,475
	Daesung Holdings Co. Ltd.	1,430	15,428
*	Daesung Industrial Co. Ltd.	7,052	21,835
	Daewon Media Co. Ltd.	2,412	25,734
	Daewon Pharmaceutical Co. Ltd.	4,982	59,909
	Daewon San Up Co. Ltd.	5,358	24,981
*	Daewoo Engineering & Construction Co. Ltd.	60,935	216,158
	Daewoong Co. Ltd.	3,752	38,245
	Daewoong Pharmaceutical Co. Ltd.	320	25,589
	Daihan Pharmaceutical Co. Ltd.	2,113	44,363
	Daishin Securities Co. Ltd.	13,391	141,589
*	Danal Co. Ltd.	15,758	45,610
	Daol Investment & Securities Co. Ltd.	15,202	40,553
	Daou Data Corp.	4,057	41,707
	Daou Technology, Inc.	9,243	127,578
*	Dasan Networks, Inc.	8,158	30,970
*	Dawonsys Co. Ltd.	2,220	24,452
	DB Financial Investment Co. Ltd.	14,665	45,963
	DB HiTek Co. Ltd.	10,837	502,130
	DB Insurance Co. Ltd.	17,100	1,011,129
*	DB, Inc.	27,252	43,541
	Dentium Co. Ltd.	1,837	207,170
	Deutsch Motors, Inc.	7,502	29,399
	Device ENG Co. Ltd.	1,487	17,409
*	Devsisters Co. Ltd.	536	15,830
	DGB Financial Group, Inc.	68,258	391,443
	DI Dong Il Corp.	6,929	121,981
	Digital Daesung Co. Ltd.	6,676	30,870
*	DIO Corp.	1,153	29,334
	Display Tech Co. Ltd.	3,673	19,639
*	DK Tech Co. Ltd.	1,660	12,782
	DL Construction Co. Ltd.	1,716	16,513
	DL E&C Co. Ltd.	11,126	267,150
	DL Holdings Co. Ltd.	4,437	136,582
*††	DMOA Co. Ltd.	21,844	6,718
	DMS Co. Ltd.	5,594	24,022
	DN Automotive Corp.	264	19,112
	DNF Co. Ltd.	1,532	30,814
	Dohwa Engineering Co. Ltd.	2,214	14,510
	Dong Ah Tire & Rubber Co. Ltd.	1,575	13,993
	Dong-A Hwasung Co. Ltd.	4,330	28,508
	Dong-A Socio Holdings Co. Ltd.	821	53,107
	Dong-A ST Co. Ltd.	1,657	68,381
*	Dongbang Transport Logistics Co. Ltd.	18,539	29,042
	Dongbu Corp.	2,681	13,239
	Dongil Industries Co. Ltd.	421	18,694
	Dongjin Semichem Co. Ltd.	11,185	371,942
	Dongkoo Bio & Pharma Co. Ltd.	2,116	8,734
	DongKook Pharmaceutical Co. Ltd.	5,555	59,498
*	Dongkuk CM Co. Ltd.	8,630	68,177
	Dongkuk Holdings Co. Ltd.	4,596	54,114
	Dongkuk Industries Co. Ltd.	8,871	45,990
*	Dongkuk Steel Mill Co. Ltd.	14,318	145,134
*	Dongkuk Structures & Construction Co. Ltd.	3,477	9,596
	Dongsuh Cos., Inc.	3,025	42,945
	Dongsung Chemical Co. Ltd.	10,932	40,935

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongsung Finetec Co. Ltd.	4,233	$49,060
*	Dongwha Enterprise Co. Ltd.	623	19,913
	Dongwha Pharm Co. Ltd.	5,010	39,159
	Dongwon Development Co. Ltd.	20,451	53,468
	Dongwon F&B Co. Ltd.	2,490	51,244
	Dongwon Industries Co. Ltd.	3,183	98,609
	Dongwon Systems Corp.	1,017	33,600
	Dongyang E&P, Inc.	2,542	43,967
*	Dongyang Steel Pipe Co. Ltd.	20,607	15,076
*	Doosan Bobcat, Inc.	13,506	619,540
	Doosan Co. Ltd.	3,050	254,890
*	Doosan Enerbility Co. Ltd.	17,604	241,632
*	Doosan Fuel Cell Co. Ltd.	1,451	30,967
	Doosan Tesna, Inc.	3,222	124,378
	DoubleUGames Co. Ltd.	3,082	96,938
	Douzone Bizon Co. Ltd.	1,761	37,883
*	Dream Security Co. Ltd.	7,102	17,465
	Dreamtech Co. Ltd.	10,640	113,040
*	DSC Investment, Inc.	4,765	12,069
*	DSK Co. Ltd.	1,748	6,786
*	Duck Yang Industry Co. Ltd.	7,097	39,568
	Duckshin Housing Co. Ltd.	6,944	12,482
*	Duk San Neolux Co. Ltd.	1,910	60,357
*	Duksan Hi-Metal Co. Ltd.	3,698	26,389
	DY Corp.	6,599	30,993
	DY POWER Corp.	2,787	33,757
*	E& Corp. Co. Ltd.	3,908	11,255
	E1 Corp.	816	35,221
	Easy Bio, Inc.	3,339	9,482
	Easy Holdings Co. Ltd.	13,163	29,635
	eBEST Investment & Securities Co. Ltd.	9,868	30,762
	Echo Marketing, Inc.	5,179	41,453
*	Eco&Dream Co. Ltd.	736	21,225
	Ecoplastic Corp.	9,423	45,394
#	Ecopro BM Co. Ltd.	3,763	1,237,760
#	Ecopro Co. Ltd.	1,759	1,665,768
#	Ecopro HN Co. Ltd.	3,233	230,683
	e-Credible Co. Ltd.	909	10,127
	Elentec Co. Ltd.	4,988	54,693
	E-MART, Inc.	4,956	294,175
#	EM-Tech Co. Ltd.	2,384	70,143
	ENF Technology Co. Ltd.	3,528	66,908
*	Enzychem Lifesciences Corp.	23,667	27,886
#	Eo Technics Co. Ltd.	1,070	134,405
	Estechpharma Co. Ltd.	3,921	20,082
*	E-TRON Co. Ltd.	77,989	16,581
*	Eubiologics Co. Ltd.	1,566	8,605
	Eugene Corp.	21,899	57,427
	Eugene Investment & Securities Co. Ltd.	37,902	131,321
	Eugene Technology Co. Ltd.	1,768	50,861
	Eusu Holdings Co. Ltd.	5,910	26,065
*	EV Advanced Material Co. Ltd.	4,404	19,204
*	E-World	11,509	11,871
	Exicon Co. Ltd.	1,097	13,405
	F&F Co. Ltd.	3,327	270,128
	F&F Holdings Co. Ltd.	1,374	18,491
	FarmStory Co. Ltd.	18,064	28,143
	Fasoo Co. Ltd.	1,674	9,616
#	Fila Holdings Corp.	9,236	287,293

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Fine M-Tec Co. Ltd.	2,112	$13,044
	Fine Semitech Corp.	1,728	37,586
*	Fine Technix Co. Ltd.	1	2
	Foosung Co. Ltd.	9,304	98,898
	Gabia, Inc.	2,918	27,634
*	GAEASOFT	3,889	24,608
*	GAMSUNG Corp. Co. Ltd.	16,464	52,757
	Gaon Cable Co. Ltd.	1,587	28,263
	GC Cell Corp.	1,504	44,337
*	GemVax & Kael Co. Ltd.	1,656	16,950
	Gemvaxlink Co. Ltd.	21,178	17,507
*	GeneOne Life Science, Inc.	3,356	11,329
*	Genexine, Inc.	6,543	49,850
*	Genie Music Corp.	6,187	17,228
*	Genomictree, Inc.	1,362	16,931
	Genoray Co. Ltd.	1,876	10,111
	Global Standard Technology Co. Ltd.	2,329	52,167
	Golfzon Co. Ltd.	1,513	114,681
	Golfzon Newdin Holdings Co. Ltd.	8,068	27,838
	Gradiant Corp.	3,293	38,452
*	Grand Korea Leisure Co. Ltd.	1,469	15,927
	Green Cross Corp.	1,359	118,517
	Green Cross Holdings Corp.	7,392	79,477
	GS Engineering & Construction Corp.	20,264	232,472
*	GS Global Corp.	25,862	56,484
	GS Holdings Corp.	18,375	542,971
	GS Retail Co. Ltd.	13,922	231,943
	Gwangju Shinsegae Co. Ltd.	1,845	47,036
	HAESUNG DS Co. Ltd.	3,675	222,020
	Han Kuk Carbon Co. Ltd.	4,424	49,957
	Hana Financial Group, Inc.	46,334	1,427,805
	Hana Materials, Inc.	2,188	82,683
#	Hana Micron, Inc.	14,856	250,066
	Hana Pharm Co. Ltd.	1,378	14,959
	Hana Technology Co. Ltd.	301	28,073
*	Hancom WITH, Inc.	5,395	14,296
*	Hancom, Inc.	2,465	25,532
	Handok, Inc.	2,498	25,801
	Handsome Co. Ltd.	4,070	66,164
	Hanil Cement Co. Ltd.	2,373	22,733
*	Hanil Feed Co. Ltd.	5,105	23,026
	Hanil Holdings Co. Ltd.	2,428	21,575
	Hanil Hyundai Cement Co. Ltd.	369	4,953
	Hanjin Kal Corp.	831	27,585
	Hanjin Transportation Co. Ltd.	3,824	59,572
	Hankook Shell Oil Co. Ltd.	239	41,262
	Hankook Tire & Technology Co. Ltd.	23,518	713,331
	Hanmi Pharm Co. Ltd.	910	190,166
	Hanmi Science Co. Ltd.	520	12,978
	Hanmi Semiconductor Co. Ltd.	10,954	416,840
	HanmiGlobal Co. Ltd.	2,624	54,617
	Hanon Systems	49,661	332,174
	Hansae Co. Ltd.	5,784	81,389
	Hansol Chemical Co. Ltd.	2,668	410,074
	Hansol Holdings Co. Ltd.	13,497	30,930
*	Hansol IONES Co. Ltd.	3,514	24,703
	Hansol Paper Co. Ltd.	6,734	55,904
	Hansol Technics Co. Ltd.	10,714	58,239
	Hanwha Aerospace Co. Ltd.	2,495	239,370

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hanwha Corp.	10,651	$257,805
*	Hanwha Galleria Corp.	23,758	24,555
*	Hanwha General Insurance Co. Ltd.	18,902	56,083
*	Hanwha Investment & Securities Co. Ltd.	57,776	112,456
#*	Hanwha Life Insurance Co. Ltd.	83,447	154,787
#*	Hanwha Ocean Co. Ltd.	3,199	117,486
*	Hanwha Solutions Corp.	8,939	265,303
	Hanwha Systems Co. Ltd.	2,238	26,696
*	Hanyang Digitech Co. Ltd.	1,978	21,529
	Hanyang Eng Co. Ltd.	4,895	63,921
	Hanyang Securities Co. Ltd.	4,400	30,457
	Harim Co. Ltd.	15,284	33,386
	Harim Holdings Co. Ltd.	7,595	44,565
	HB SOLUTION Co. Ltd.	5,300	22,164
	HB Technology Co. Ltd.	17,310	34,484
	HD Hyundai Co. Ltd.	12,163	587,365
	HD Hyundai Construction Equipment Co. Ltd.	5,034	322,759
	HD Hyundai Electric Co. Ltd.	1,418	82,650
	HD Hyundai Energy Solutions Co. Ltd.	1,925	52,045
	HD Hyundai Infracore Co. Ltd.	49,004	473,966
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	5,599	541,967
	HDC Holdings Co. Ltd.	10,850	49,764
	HDC Hyundai Development Co. Engineering & Construction, Class E	14,687	119,452
	HDCLabs Co. Ltd.	2,213	13,145
	Hecto Innovation Co. Ltd.	2,233	23,112
	Heerim Architects & Planners	2,759	15,762
*	Helixmith Co. Ltd.	6,238	28,644
*	Heungkuk Fire & Marine Insurance Co. Ltd.	8,690	20,847
#*	HFR, Inc.	2,052	33,255
	Hite Jinro Co. Ltd.	11,359	180,831
	Hitejinro Holdings Co. Ltd.	5,594	39,071
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	11,122	26,575
*	HJ Shipbuilding & Construction Co. Ltd.	4,884	15,682
	HL Holdings Corp.	2,887	84,991
	HL Mando Co. Ltd.	10,488	379,831
*	HLB Global Co. Ltd.	3,620	11,570
*	HLB Therapeutics Co. Ltd.	4,676	13,747
*	HLB, Inc.	4,001	103,177
	HMM Co. Ltd.	76,248	1,046,580
	Home Center Holdings Co. Ltd.	20,700	19,333
*	Homecast Co. Ltd.	5,319	20,482
	Hotel Shilla Co. Ltd.	6,246	368,987
	HS Industries Co. Ltd.	16,147	43,423
*	HSD Engine Co. Ltd.	6,338	59,308
*	Hugel, Inc.	821	69,461
*	Humasis Co. Ltd.	17,651	32,609
*	Humax Co. Ltd.	5,092	14,063
	Humedix Co. Ltd.	1,290	36,361
*	Huons Co. Ltd.	1,856	47,113
	Huons Global Co. Ltd.	2,411	37,843
*	Huvis Corp.	5,615	17,673
	Huvitz Co. Ltd.	2,773	50,566
	Hwa Shin Co. Ltd.	11,774	167,828
*	Hwail Pharm Co. Ltd.	20,664	32,536
	Hwangkum Steel & Technology Co. Ltd.	4,501	29,511
	Hwaseung Enterprise Co. Ltd.	4,866	32,622
*	HYBE Co. Ltd.	232	47,778
	Hy-Lok Corp.	2,141	46,299
	Hyosung Advanced Materials Corp., Class C	905	336,977

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyosung Corp.	3,020	$142,755
*	Hyosung Heavy Industries Corp.	1,480	202,558
	Hyosung TNC Corp.	617	164,193
	Hyundai Bioland Co. Ltd.	1,295	10,510
	Hyundai BNG Steel Co. Ltd.	4,399	48,808
	Hyundai Corp.	3,245	67,485
	Hyundai Corp. Holdings, Inc.	2,677	23,957
#	Hyundai Department Store Co. Ltd.	4,289	186,413
	Hyundai Elevator Co. Ltd.	4,721	154,735
	Hyundai Engineering & Construction Co. Ltd.	18,496	542,845
	HYUNDAI EVERDIGM Corp.	3,226	18,049
	Hyundai Ezwel Co. Ltd.	2,550	13,368
	Hyundai Futurenet Co. Ltd.	19,724	41,352
	Hyundai GF Holdings	9,737	24,434
	Hyundai Glovis Co. Ltd.	5,516	754,247
	Hyundai Green Food	5,169	46,960
	Hyundai Home Shopping Network Corp.	2,773	92,369
*	Hyundai Livart Furniture Co. Ltd.	5,250	29,582
	Hyundai Marine & Fire Insurance Co. Ltd.	22,057	495,220
*	Hyundai Mipo Dockyard Co. Ltd.	1,528	111,975
	Hyundai Mobis Co. Ltd.	5,446	995,073
	Hyundai Motor Co.	10,821	1,663,766
	Hyundai Motor Securities Co. Ltd.	8,272	53,357
	Hyundai Pharmaceutical Co. Ltd.	2,593	8,462
*	Hyundai Rotem Co. Ltd.	4,998	122,929
	Hyundai Steel Co.	22,549	639,256
	Hyundai Wia Corp.	5,332	264,172
	HyVision System, Inc.	1,431	23,465
*	iA, Inc.	27,516	11,677
	ICD Co. Ltd.	3,937	29,773
	IDIS Holdings Co. Ltd.	2,459	23,150
	Iljin Electric Co. Ltd.	4,435	35,090
	Iljin Holdings Co. Ltd.	11,581	38,610
	Ilshin Spinning Co. Ltd.	4,890	37,298
	Ilsung Pharmaceuticals Co. Ltd.	725	13,755
	Ilyang Pharmaceutical Co. Ltd.	2,108	26,610
	iMarketKorea, Inc.	6,839	48,290
	InBody Co. Ltd.	3,729	82,088
	Incross Co. Ltd.	1,776	17,074
	Industrial Bank of Korea	44,153	359,961
	Innocean Worldwide, Inc.	2,205	68,692
	InnoWireless Co. Ltd.	675	11,879
	Innox Advanced Materials Co. Ltd.	3,788	133,664
*	Inscobee, Inc.	9,978	9,559
*	Insun ENT Co. Ltd.	3,661	24,326
*	Insung Information Co. Ltd.	10,727	26,950
	Intekplus Co. Ltd.	2,268	79,740
	Intellian Technologies, Inc.	357	21,771
	Intelligent Digital Integrated Security Co. Ltd.	1,023	14,695
*	Interflex Co. Ltd.	4,142	35,323
	Interojo Co. Ltd.	1,783	48,237
#	INTOPS Co. Ltd.	5,178	122,301
*	iNtRON Biotechnology, Inc.	1,380	6,314
	Inzi Controls Co. Ltd.	1,735	11,173
*	IS Dongseo Co. Ltd.	2,572	68,379
	ISC Co. Ltd.	2,623	211,921
	i-SENS, Inc.	3,376	86,276
	ISU Chemical Co. Ltd.	2,000	36,365
	ISU Specialty Chemical	491	109,544

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	IsuPetasys Co. Ltd.	18,298	$552,311
*	ITM Semiconductor Co. Ltd.	769	13,271
	It's Hanbul Co. Ltd.	1,087	10,716
*	Jahwa Electronics Co. Ltd.	1,837	41,695
	JB Financial Group Co. Ltd.	38,423	257,810
	JC Chemical Co. Ltd.	3,231	20,741
	Jeil Pharmaceutical Co. Ltd.	506	6,991
*	Jeisys Medical, Inc.	11,664	102,310
*	Jeju Air Co. Ltd.	9,350	95,800
*	Jeju Semiconductor Corp.	6,082	21,611
*	Jin Air Co. Ltd.	6,196	72,159
	Jinsung T.E.C.	4,387	52,016
	JLS Co. Ltd.	2,834	15,814
	JNK Heaters Co. Ltd.	4,478	21,620
*	JNTC Co. Ltd.	3,710	27,725
*	JT Corp.	1,788	13,634
#	Jusung Engineering Co. Ltd.	10,889	237,536
	JVM Co. Ltd.	732	19,098
	JW Holdings Corp.	10,695	33,609
	JW Life Science Corp.	3,481	37,960
	JW Pharmaceutical Corp.	4,653	155,214
*	JW Shinyak Corp.	8,390	19,557
	JYP Entertainment Corp.	9,718	1,040,437
	K Car Co. Ltd.	3,630	35,320
	Kakao Corp.	2,411	97,059
*	Kakao Games Corp.	2,254	55,779
	KakaoBank Corp.	4,521	92,223
	Kangnam Jevisco Co. Ltd.	1,448	24,905
	Kangwon Land, Inc.	15,477	189,432
	KAON Group Co. Ltd.	4,153	18,788
*	KB Financial Group, Inc.	49,768	1,993,278
	KB Financial Group, Inc., ADR	1,286	51,659
	KC Co. Ltd.	3,354	49,390
	KC Tech Co. Ltd.	2,444	45,095
	KCC Corp.	1,174	195,336
	KCC Glass Corp.	3,384	114,735
	KCTC	3,390	10,650
	KEC Corp.	20,116	28,952
	KEPCO Engineering & Construction Co., Inc.	1,021	60,575
	KEPCO Plant Service & Engineering Co. Ltd.	1,640	43,497
*	KEYEAST Co. Ltd.	1,642	9,600
	KG Chemical Corp.	1,669	60,046
#	KG Dongbusteel	6,855	46,034
	KG Eco Technology Service Co. Ltd.	6,980	64,617
	Kginicis Co. Ltd.	4,395	37,997
	KGMobilians Co. Ltd.	4,597	21,350
	KH Vatec Co. Ltd.	2,559	37,685
	Kia Corp.	35,193	2,284,001
*	Kib Plug Energy	9,884	8,055
	KidariStudio, Inc.	3,994	18,261
	KINX, Inc.	620	32,196
	KISCO Holdings Co. Ltd.	3,626	49,907
	KISWIRE Ltd.	3,251	53,034
	KIWOOM Securities Co. Ltd.	4,563	347,910
*	KMW Co. Ltd.	1,515	14,061
*	KNJ Co. Ltd.	1,149	20,468
*	KNW Co. Ltd.	1,198	10,433
	Koentec Co. Ltd.	5,183	28,699
	Koh Young Technology, Inc.	5,440	59,026

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kolmar BNH Co. Ltd.	3,110	$41,753
	Kolmar Korea Co. Ltd.	1,821	69,032
	Kolmar Korea Holdings Co. Ltd.	3,265	34,689
	Kolon Corp.	2,068	29,276
	Kolon Global Corp.	1,687	16,754
	Kolon Industries, Inc.	7,075	287,042
*	Kolon Mobility Group Corp.	5,595	16,523
	Kolon Plastic, Inc.	4,673	31,025
	KoMiCo Ltd.	2,082	99,386
*	KONA I Co. Ltd.	2,045	25,012
	Korea Aerospace Industries Ltd.	4,237	163,584
	Korea Alcohol Industrial Co. Ltd.	4,299	43,236
	Korea Asset In Trust Co. Ltd.	27,831	63,870
	Korea Cast Iron Pipe Industries Co. Ltd.	2,701	14,567
*	Korea Circuit Co. Ltd.	5,045	72,390
*	Korea Electric Power Corp., Sponsored ADR	1,200	9,120
*	Korea Electric Power Corp.	15,854	238,884
	Korea Electric Terminal Co. Ltd.	1,644	74,587
	Korea Electronic Power Industrial Development Co. Ltd.	4,210	25,196
	Korea Export Packaging Industrial Co. Ltd.	8,550	19,293
*	Korea Gas Corp.	5,196	101,120
	Korea Investment Holdings Co. Ltd.	11,021	422,314
*	Korea Line Corp.	66,690	98,147
	Korea Petrochemical Ind Co. Ltd.	1,452	152,710
	Korea Petroleum Industries Co.	1,408	10,856
	Korea Ratings Corp.	343	19,750
	Korea Real Estate Investment & Trust Co. Ltd.	62,292	61,108
	Korea United Pharm, Inc.	2,212	47,208
	Korea Zinc Co. Ltd.	586	227,006
	Korean Air Lines Co. Ltd.	44,999	868,580
	Korean Reinsurance Co.	36,440	197,692
	Kortek Corp.	4,073	25,635
*	KOSES Co. Ltd.	2,548	25,423
	KPX Chemical Co. Ltd.	807	27,957
*	Krafton, Inc.	902	121,588
	KSS LINE Ltd.	6,720	44,604
*	KT Alpha Co. Ltd.	4,017	18,143
#	KT Corp., Sponsored ADR	2,500	29,325
	KT Corp.	2,588	59,932
	KT Skylife Co. Ltd.	11,182	53,352
	KT&G Corp.	8,556	553,641
	KTCS Corp.	8,939	22,266
	Kukdo Chemical Co. Ltd.	691	27,765
	Kukdong Oil & Chemicals Co. Ltd.	3,251	10,270
*	Kuk-il Paper Manufacturing Co. Ltd.	8,527	5,352
#*	Kum Yang Co. Ltd.	1,789	223,883
*	Kumho HT, Inc.	44,811	29,629
	Kumho Petrochemical Co. Ltd.	8,905	838,572
*	Kumho Tire Co., Inc.	29,900	106,242
	KUMHOE&C Co. Ltd.	5,409	23,302
	Kumkang Kind Co. Ltd.	6,650	32,604
	Kwang Dong Pharmaceutical Co. Ltd.	11,146	56,321
	Kwang Myung Electric Co. Ltd.	8,801	17,760
	Kyeryong Construction Industrial Co. Ltd.	3,546	42,751
	Kyobo Securities Co. Ltd.	7,247	29,122
	Kyongbo Pharmaceutical Co. Ltd.	2,038	11,593
	Kyung Dong Navien Co. Ltd.	1,868	85,010
	Kyungbang Co. Ltd.	4,750	35,863
*	Kyungchang Industrial Co. Ltd.	8,128	19,949

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KyungDong Invest Co. Ltd.	172	$11,232
	Kyungdong Pharm Co. Ltd.	4,514	24,019
	Kyung-In Synthetic Corp.	5,514	18,099
	L&C Bio Co. Ltd.	706	21,003
	L&F Co. Ltd.	1,378	278,502
*	LabGenomics Co. Ltd.	11,911	83,303
#*	Lake Materials Co. Ltd.	10,907	172,810
*	LB Semicon, Inc.	13,039	84,327
	LEADCORP, Inc.	7,183	33,227
	LEENO Industrial, Inc.	2,474	327,270
	LF Corp.	5,783	63,008
	LG Chem Ltd.	1,329	676,070
	LG Corp.	10,721	701,843
*	LG Display Co. Ltd., ADR	2,473	13,132
*	LG Display Co. Ltd.	60,700	641,791
	LG Electronics, Inc.	42,696	3,634,342
	LG H&H Co. Ltd.	519	174,136
	LG HelloVision Co. Ltd.	12,252	38,372
	LG Innotek Co. Ltd.	2,305	477,953
	LG Uplus Corp.	83,752	657,365
	LIG Nex1 Co. Ltd.	3,197	192,368
	LOT Vacuum Co. Ltd.	2,233	42,898
	Lotte Chemical Corp.	4,458	526,760
	Lotte Chilsung Beverage Co. Ltd.	1,425	136,810
	Lotte Corp.	7,281	145,364
*	Lotte Data Communication Co.	1,292	26,669
	Lotte Energy Materials Corp.	927	39,881
	LOTTE Fine Chemical Co. Ltd.	7,901	401,677
*	Lotte Non-Life Insurance Co. Ltd.	18,622	23,803
	Lotte Shopping Co. Ltd.	2,985	163,926
	Lotte Wellfood Co. Ltd.	981	73,072
	LS Cable & System Asia Ltd.	2,218	14,107
#	LS Corp.	5,733	543,684
	LS Electric Co. Ltd.	3,116	258,268
*	LVMC Holdings	38,204	83,023
	LX Hausys Ltd.	2,198	95,936
	LX Holdings Corp.	5,199	33,857
#	LX International Corp.	14,844	447,779
	LX Semicon Co. Ltd.	3,323	266,886
	M.I.Tech Co. Ltd.	2,614	21,429
*	M2N Co. Ltd.	2,740	8,094
	Macquarie Korea Infrastructure Fund	54,263	516,384
	Macrogen, Inc.	2,795	46,059
	Maeil Dairies Co. Ltd.	1,216	38,919
	MAKUS, Inc.	2,994	30,678
	Mcnex Co. Ltd.	3,884	82,966
*	MDS Tech, Inc.	11,348	18,075
*	ME2ON Co. Ltd.	7,916	18,890
*	Medipost Co. Ltd.	1,627	11,429
	Medy-Tox, Inc.	387	65,968
	MegaStudy Co. Ltd.	3,852	31,083
	MegaStudyEdu Co. Ltd.	2,801	107,957
	Meritz Financial Group, Inc.	38,515	1,487,075
*	Mgame Corp.	2,362	13,050
*	MiCo Ltd.	14,070	133,575
*	Mirae Asset Life Insurance Co. Ltd.	25,529	74,258
	Mirae Asset Securities Co. Ltd.	71,825	390,457
*	Mirae Asset Venture Investment Co. Ltd.	5,505	21,237
	Mirae Corp.	564	13,273

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Miwon Commercial Co. Ltd.	398	$52,622
	Miwon Holdings Co. Ltd.	134	10,038
	Miwon Specialty Chemical Co. Ltd.	470	52,416
	MK Electron Co. Ltd.	6,706	80,800
#	MNTech Co. Ltd.	1,242	24,312
	Mobase Electronics Co. Ltd.	7,183	14,102
	Moorim P&P Co. Ltd.	9,257	24,891
	Motonic Corp.	2,447	17,068
	Motrex Co. Ltd.	4,251	61,477
	MS Autotech Co. Ltd.	5,769	23,227
	Muhak Co. Ltd.	6,177	26,074
	Multicampus Co. Ltd.	681	16,972
*	Myoung Shin Industrial Co. Ltd.	8,536	136,368
	Namhae Chemical Corp.	2,911	18,190
*	Namsun Aluminum Co. Ltd.	32,959	62,522
*	Namuga Co. Ltd.	2,016	23,732
	Namyang Dairy Products Co. Ltd.	154	51,620
*	NanoenTek, Inc.	2,240	7,740
	Nasmedia Co. Ltd.	1,322	19,726
	Nature Holdings Co. Ltd.	1,646	26,530
	NAVER Corp.	1,571	279,901
	NCSoft Corp.	1,267	274,871
*	NDFOS Co. Ltd.	1	2
	NeoPharm Co. Ltd.	1,610	29,941
*	Neowiz	617	16,718
*	Neowiz Holdings Corp.	1,384	26,653
*	Nepes Ark Corp.	1,176	26,083
*	NEPES Corp.	7,008	123,350
*	Neptune Co.	3,235	18,104
*Ω	Netmarble Corp.	4,617	178,288
	Nexen Corp.	11,324	36,636
	Nexen Tire Corp.	16,094	108,405
*	Next Entertainment World Co. Ltd.	2,752	16,216
	NEXTIN, Inc.	1,743	117,146
	NH Investment & Securities Co. Ltd., Class C	38,951	302,490
*	NHN Corp.	6,412	126,318
	NHN KCP Corp.	8,252	58,858
	NI Steel Co. Ltd.	2,989	15,476
	NICE Holdings Co. Ltd.	8,262	70,360
	Nice Information & Telecommunication, Inc.	2,572	46,769
	NICE Information Service Co. Ltd.	13,197	97,126
	NICE Total Cash Management Co. Ltd., Class C	8,267	38,977
*	NK Co. Ltd.	23,922	20,161
	Nong Shim Holdings Co. Ltd.	1,008	52,776
	Nong Woo Bio Co. Ltd.	2,704	17,908
#	NongShim Co. Ltd.	819	254,823
	NOVAREX Co. Ltd.	1,680	10,708
	NPC	3,679	18,435
	Oceanbridge Co. Ltd.	927	11,063
*	OCI Co. Ltd.	1,981	211,676
	OCI Holdings Co. Ltd.	4,373	375,286
	Openbase, Inc.	4,696	9,522
	OptoElectronics Solutions Co. Ltd.	1,454	14,473
	Orion Corp.	5,615	499,747
	Orion Holdings Corp.	10,473	114,316
*††	Osung Advanced Materials Co. Ltd.	18,972	21,137
	Ottogi Corp.	465	129,965
	Paik Kwang Industrial Co. Ltd.	8,901	54,398
	Pan Ocean Co. Ltd.	91,797	344,218

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	PANAGENE, Inc.	3,308	$12,453
*	Paradise Co. Ltd.	13,620	153,477
	Park Systems Corp.	1,110	175,923
	Partron Co. Ltd.	14,316	92,367
	Paseco Co. Ltd.	1,669	15,119
*	Pearl Abyss Corp.	1,369	60,180
	People & Technology, Inc.	4,861	299,728
#	PharmaResearch Co. Ltd.	1,901	198,581
*	PharmGen Science, Inc.	3,486	16,179
*	Pharmicell Co. Ltd.	5,841	31,282
#	PI Advanced Materials Co. Ltd.	4,953	119,422
	Poongsan Corp.	8,819	259,469
	Poongsan Holdings Corp.	3,033	87,570
#	Posco DX Co. Ltd.	8,609	234,584
	POSCO Future M Co. Ltd.	433	179,137
#	POSCO Holdings, Inc., Sponsored ADR	7,007	879,308
	POSCO Holdings, Inc.	8,883	4,475,977
#	Posco International Corp.	26,084	1,845,782
#	Posco M-Tech Co. Ltd.	2,526	72,607
	POSCO Steeleon Co. Ltd.	587	34,629
*	Power Logics Co. Ltd.	10,381	48,565
	Protec Co. Ltd.	1,550	67,245
	PSK, Inc.	6,236	110,100
	Pulmuone Co. Ltd.	5,146	40,027
	Pungkuk Ethanol Co. Ltd.	731	7,766
	Reyon Pharmaceutical Co. Ltd.	809	10,014
	RFHIC Corp.	1,003	14,432
*	RFTech Co. Ltd.	7,456	23,243
	S&S Tech Corp.	978	41,588
*	S.Y. Co. Ltd.	4,807	16,148
	S-1 Corp.	4,169	167,313
	Sajo Industries Co. Ltd.	1,127	35,076
	Sajodaerim Corp.	2,063	41,307
*	Sajodongaone Co. Ltd.	23,031	18,467
*	Sam Chun Dang Pharm Co. Ltd.	1,406	70,350
	Sam Young Electronics Co. Ltd.	5,658	39,656
	Sam Yung Trading Co. Ltd.	3,582	35,440
	Sambo Corrugated Board Co. Ltd.	727	5,436
	Sambo Motors Co. Ltd.	5,206	26,075
*	Sambu Engineering & Construction Co. Ltd.	31,496	93,296
	Samchully Co. Ltd.	406	32,782
	SAMHWA Paints Industrial Co. Ltd.	2,439	11,772
	Samji Electronics Co. Ltd.	3,286	19,538
*	Samjin LND Co. Ltd.	8,627	16,099
	Samjin Pharmaceutical Co. Ltd.	1,687	29,806
*	Samkee Corp.	9,415	18,854
	Sammok S-Form Co. Ltd.	1,379	17,055
	SAMPYO Cement Co. Ltd.	17,261	45,531
*Ω	Samsung Biologics Co. Ltd.	227	136,306
	Samsung C&T Corp.	7,889	639,172
	Samsung Card Co. Ltd.	7,651	170,988
	Samsung Electro-Mechanics Co. Ltd.	8,574	978,112
	Samsung Electronics Co. Ltd.	661,530	36,220,506
*	Samsung Engineering Co. Ltd.	32,694	948,356
	Samsung Fire & Marine Insurance Co. Ltd.	8,104	1,549,052
*	Samsung Heavy Industries Co. Ltd.	81,376	576,763
	Samsung Life Insurance Co. Ltd.	8,967	490,569
*	Samsung Pharmaceutical Co. Ltd.	9,862	22,647
	Samsung Publishing Co. Ltd.	1,330	19,015

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung SDI Co. Ltd.	668	$348,699
	Samsung SDS Co. Ltd.	3,165	318,631
	Samsung Securities Co. Ltd.	18,684	526,156
	SAMT Co. Ltd.	23,178	51,760
	Samwha Capacitor Co. Ltd.	3,391	104,140
	Samyang Corp.	1,345	43,183
	Samyang Foods Co. Ltd.	1,355	128,427
	Samyang Holdings Corp.	1,645	93,450
	Samyang Packaging Corp.	540	6,830
	Samyang Tongsang Co. Ltd.	608	24,050
	Sang-A Frontec Co. Ltd.	647	13,290
	Sangsangin Co. Ltd.	15,540	50,606
	Sangsin Energy Display Precision Co. Ltd.	2,886	45,303
	Saramin Co. Ltd.	2,179	32,470
	Satrec Initiative Co. Ltd.	226	5,064
*	SBI Investment Korea Co. Ltd.	15,114	10,354
*	S-Connect Co. Ltd.	9,219	14,419
	SD Biosensor, Inc.	3,272	33,247
*	SDN Co. Ltd.	12,868	16,498
	SeAH Besteel Holdings Corp.	6,421	141,637
	SeAH Steel Corp.	668	82,452
	SeAH Steel Holdings Corp.	745	119,933
	Sebang Co. Ltd.	3,306	30,208
	Sebang Global Battery Co. Ltd.	3,462	128,970
	Seegene, Inc.	11,822	216,116
*	Segyung Hitech Co. Ltd.	3,027	40,410
	Sejong Industrial Co. Ltd.	7,042	45,210
*	Sejong Telecom, Inc.	63,023	27,214
*	Sekonix Co. Ltd.	4,279	26,554
	Sempio Co.	376	15,209
	Seobu T&D	14,216	88,966
	Seohan Co. Ltd.	37,879	29,739
	Seohee Construction Co. Ltd.	20,991	22,103
*	Seojin System Co. Ltd.	4,216	57,523
	Seoul Auction Co. Ltd.	956	8,934
	Seoul City Gas Co. Ltd.	470	24,241
	Seoul Semiconductor Co. Ltd.	10,835	99,489
	Seoyon Co. Ltd.	5,803	38,535
	Seoyon E-Hwa Co. Ltd.	6,608	125,401
	Sewoon Medical Co. Ltd.	3,757	7,673
	SFA Engineering Corp.	3,110	89,823
#*	SFA Semicon Co. Ltd.	20,791	100,057
	SGC Energy Co. Ltd.	2,557	49,871
	Shin Heung Energy & Electronics Co. Ltd.	831	33,031
*	Shin Poong Pharmaceutical Co. Ltd.	491	6,872
	Shindaeyang Paper Co. Ltd.	3,739	16,478
	Shinhan Financial Group Co. Ltd.	56,542	1,556,214
	Shinhan Financial Group Co. Ltd., ADR	2,400	66,264
	Shinil Electronics Co. Ltd.	11,482	16,359
	Shinsegae Information & Communication Co. Ltd.	2,700	28,542
	Shinsegae International, Inc.	4,048	52,277
	Shinsegae, Inc.	2,377	356,319
	Shinsung Delta Tech Co. Ltd.	5,285	63,046
*	Shinsung E&G Co. Ltd.	27,321	62,398
*	Shinsung Tongsang Co. Ltd.	23,223	33,044
*	Shinwha Intertek Corp.	5,233	9,860
	Shinyoung Securities Co. Ltd.	2,250	98,470
*	Showbox Corp.	6,200	16,507
*	Signetics Corp.	17,051	19,012

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Simmtech Co. Ltd.	8,513	$245,998
	SIMPAC, Inc.	9,536	35,547
	Sindoh Co. Ltd.	2,160	55,918
	Sinil Pharm Co. Ltd.	3,269	18,769
*	SK Biopharmaceuticals Co. Ltd.	1,054	67,304
*	SK Bioscience Co. Ltd.	1,345	77,451
*	SK Chemicals Co. Ltd.	1,749	87,066
	SK D&D Co. Ltd.	2,050	33,146
	SK Discovery Co. Ltd.	4,198	118,082
	SK Gas Ltd.	1,006	96,194
	SK Hynix, Inc.	81,601	7,902,646
*	SK Innovation Co. Ltd.	12,266	2,080,548
	SK Networks Co. Ltd.	49,827	234,228
*	SK oceanplant Co. Ltd.	1,635	29,200
	SK Rent A Car Co. Ltd.	1,325	11,102
	SK Securities Co. Ltd.	72,246	36,004
	SK Telecom Co. Ltd.	9,890	357,632
	SK, Inc.	5,792	694,217
	SKC Co. Ltd.	1,108	86,254
#	SL Corp.	3,354	98,890
*	SM Culture & Contents Co. Ltd.	6,494	12,172
	SM Entertainment Co. Ltd.	1,522	156,184
	SNT Dynamics Co. Ltd.	5,786	45,662
	SNT Holdings Co. Ltd.	2,300	28,554
	SNT Motiv Co. Ltd.	3,388	128,327
*	SNU Precision Co. Ltd.	3,896	10,310
	S-Oil Corp.	12,813	753,201
*	Solborn, Inc.	8,354	28,177
	Solid, Inc.	4,207	16,653
*	SOLUM Co. Ltd.	9,413	204,936
	Solus Advanced Materials Co. Ltd.	589	16,574
	Songwon Industrial Co. Ltd.	7,973	111,438
*	Sonid, Inc.	1,547	4,903
	Soosan Heavy Industries Co. Ltd.	11,049	22,118
	Soulbrain Co. Ltd.	1,008	215,692
	Soulbrain Holdings Co. Ltd.	2,987	63,434
	SPC Samlip Co. Ltd.	717	37,139
	SPG Co. Ltd.	1,751	43,928
	Spigen Korea Co. Ltd.	885	23,401
#	Ssangyong C&E Co. Ltd.	29,144	120,940
	ST Pharm Co. Ltd.	325	19,265
	STIC Investments, Inc.	9,703	48,379
*	Straffic Co. Ltd.	3,426	12,862
*	Studio Dragon Corp.	3,218	127,613
*	STX Heavy Industries Co. Ltd.	3,673	25,856
	Sugentech, Inc.	3,127	19,220
	Suheung Co. Ltd.	1,837	39,082
#	Sun Kwang Co. Ltd.	384	6,026
	Sung Kwang Bend Co. Ltd.	4,660	58,673
*	Sungchang Enterprise Holdings Ltd.	23,155	37,900
	Sungshin Cement Co. Ltd.	6,391	46,066
#	Sungwoo Hitech Co. Ltd.	18,816	184,989
	Sunjin Co. Ltd.	4,911	31,508
*	Sunny Electronics Corp.	5,595	9,856
*	Suprema, Inc.	1,173	19,952
	SV Investment Corp.	4,032	6,334
*	Synergy Innovation Co. Ltd.	8,459	13,586
*	Synopex, Inc.	32,541	78,188
	Systems Technology, Inc.	5,112	114,539

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	T Scientific Co. Ltd.	11,034	$31,238
	T&L Co. Ltd.	1,411	54,380
	Tae Kyung Industrial Co. Ltd.	6,193	34,771
	Taekwang Industrial Co. Ltd.	130	60,873
	Taekyung BK Co. Ltd.	2,157	13,696
*††	Taewoong Co. Ltd.	5,246	71,061
	Taeyoung Engineering & Construction Co. Ltd.	10,872	30,919
*	Taihan Electric Wire Co. Ltd.	3,726	38,053
*	Taihan Fiberoptics Co. Ltd.	6,831	11,467
	TCC Steel	2,213	111,776
	TechWing, Inc.	8,372	56,511
*	Telcon RF Pharmaceutical, Inc.	6,530	4,677
	Telechips, Inc.	1,469	24,467
	TES Co. Ltd.	2,411	42,966
*	Theragen Etex Co. Ltd.	6,072	19,956
*	Thinkware Systems Corp.	2,160	21,197
	TK Corp.	5,311	87,971
	TKG Huchems Co. Ltd.	4,358	75,972
	TLB Co. Ltd.	1,429	28,446
	Tokai Carbon Korea Co. Ltd.	1,792	139,421
*	Tongyang Life Insurance Co. Ltd.	18,908	52,408
	Tongyang, Inc.	65,030	48,906
*	Top Engineering Co. Ltd.	3,089	14,872
	Toptec Co. Ltd.	7,951	45,795
	TS Corp.	24,800	58,827
#	TSE Co. Ltd.	722	29,918
*	Tuksu Construction Co. Ltd.	2,985	18,099
	TY Holdings Co. Ltd.	8,587	47,100
	TYM Corp.	9,436	48,666
	UBCare Co. Ltd.	3,040	11,750
	Ubiquoss Holdings, Inc.	1,495	15,805
	Ubiquoss, Inc.	1,332	13,731
	Uju Electronics Co. Ltd.	1,734	20,395
	Uni-Chem Co. Ltd.	14,391	17,907
	Unick Corp.	2,721	11,526
*	Unid Btplus Co. Ltd.	2,539	18,516
	Unid Co. Ltd.	1,619	76,481
	Union Semiconductor Equipment & Materials Co. Ltd.	6,126	47,178
	Uniquest Corp.	3,608	47,608
*	Unison Co. Ltd.	8,341	11,198
*	UniTest, Inc.	1,461	15,971
	Value Added Technology Co. Ltd.	2,552	71,349
	Viatron Technologies, Inc.	3,044	23,600
*	VICTEK Co. Ltd.	3,660	12,008
*††	Vidente Co. Ltd.	10,155	19,838
	Vieworks Co. Ltd.	1,617	40,943
*	Vina Tech Co. Ltd.	640	31,988
	Vitzro Tech Co. Ltd.	1,388	7,721
	Vitzrocell Co. Ltd.	3,926	61,653
*	Vivozon Pharmaceutical Co.Ltd	38,499	19,647
*	VT Co. Ltd.	6,333	42,747
*	Webcash Corp.	1,201	11,700
	Webzen, Inc.	3,574	41,177
*	Wellbiotec Co. Ltd.	1,524	5,522
*	Wemade Max Co. Ltd.	1,113	8,130
	Whanin Pharmaceutical Co. Ltd.	3,091	33,095
	Winix, Inc.	1,651	12,827
*	Winpac, Inc.	11,956	16,723
	Wins Co. Ltd.	1,377	13,436

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	WiSoL Co. Ltd.	9,528	$49,056
*	WIZIT Co. Ltd.	16,810	9,673
*	Wonik Holdings Co. Ltd.	19,365	52,874
	WONIK IPS Co. Ltd.	4,708	139,492
	Wonik Materials Co. Ltd.	2,336	52,735
	Wonik QnC Corp.	5,520	128,348
	Woojin, Inc.	3,421	25,869
*	Woongjin Co. Ltd.	15,237	14,650
	Woongjin Thinkbig Co. Ltd.	14,121	26,370
*	Wooree Bio Co. Ltd.	11,586	19,003
	Woori Financial Group, Inc.	143,682	1,313,134
	Woori Investment Bank Co. Ltd.	103,902	59,223
*	Woori Technology Investment Co. Ltd.	11,066	30,706
*	Woori Technology, Inc.	10,028	10,652
	Woorison F&G Co. Ltd.	11,019	15,334
	Woory Industrial Co. Ltd.	1,139	19,320
*	Woosu AMS Co. Ltd.	6,858	15,718
	Worldex Industry & Trading Co. Ltd., Class C	3,860	79,068
*	Wysiwyg Studios Co. Ltd.	6,860	15,836
	Y G-1 Co. Ltd.	3,966	18,205
*	Y2 Solution Co. Ltd.	11,930	8,870
	Y-entec Co. Ltd.	1,858	15,257
	Yesco Holdings Co. Ltd.	410	10,364
	YG Entertainment, Inc.	1,090	65,132
*	YIK Corp.	4,798	16,501
	YMC Co. Ltd.	1,408	7,791
*	Yonwoo Co. Ltd.	1,289	14,401
	Youlchon Chemical Co. Ltd.	974	27,573
	Young Poong Corp.	186	83,815
	Young Poong Paper Manufacturing Co. Ltd.	1,404	46,682
	Young Poong Precision Corp.	5,214	62,429
	Youngone Corp.	8,569	388,273
	Youngone Holdings Co. Ltd.	1,902	115,006
	Yuanta Securities Korea Co. Ltd.	36,476	75,056
	Yuhan Corp.	3,509	200,742
*	Yungjin Pharmaceutical Co. Ltd.	5,170	10,047
	Zeus Co. Ltd.	1,979	86,710
	Zinus, Inc.	3,502	68,666
TOTAL SOUTH KOREA			158,255,092
SPAIN — (1.6%)
	Acciona SA	9,224	1,382,666
	Acerinox SA	64,969	683,954
	ACS Actividades de Construccion y Servicios SA	56,744	1,984,833
Ω	Aedas Homes SA	1,753	31,364
Ω	Aena SME SA	9,018	1,440,104
	Alantra Partners SA	733	8,148
	Almirall SA	13,056	125,244
#*	Amadeus IT Group SA	40,643	2,915,570
#*	Amper SA	289,548	33,674
	Applus Services SA	37,477	402,036
	Atresmedia Corp. de Medios de Comunicacion SA	37,315	154,679
	Azkoyen SA	6,948	46,763
	Banco Bilbao Vizcaya Argentaria SA	764,346	6,058,490
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	26,576	211,013
	Banco de Sabadell SA	2,217,543	2,732,840
*	Banco Santander SA	1,182,141	4,772,472
	Bankinter SA	184,374	1,192,908
	CaixaBank SA	396,005	1,601,920

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
Ω	Cellnex Telecom SA	15,806	$645,502
	Cia de Distribucion Integral Logista Holdings SA	24,479	681,130
	CIE Automotive SA	19,308	605,124
	Construcciones y Auxiliar de Ferrocarriles SA	6,226	212,311
*	Distribuidora Internacional de Alimentacion SA	1,842,663	30,951
	Ebro Foods SA	24,428	450,309
*	eDreams ODIGEO SA	14,866	109,126
	Elecnor SA	10,479	160,718
	Enagas SA	63,754	1,131,412
#	Ence Energia y Celulosa SA	51,136	155,731
	Endesa SA	42,254	905,624
	Ercros SA	55,534	194,977
	Faes Farma SA	137,304	475,772
	Ferrovial SE	42,651	1,413,409
	Fluidra SA	13,851	306,318
	Fomento de Construcciones y Contratas SA	17,535	232,694
Ω	Gestamp Automocion SA	59,694	289,814
Ω	Global Dominion Access SA	40,237	169,376
*	Grenergy Renovables SA	272	8,211
*	Grifols SA	54,589	801,929
	Grupo Catalana Occidente SA	12,112	404,918
	Grupo Empresarial San Jose SA	5,388	23,106
	Iberdrola SA	250,193	3,122,791
	Indra Sistemas SA	57,644	838,347
	Industria de Diseno Textil SA	74,806	2,863,410
#	Laboratorio Reig Jofre SA	2,544	7,822
	Laboratorios Farmaceuticos Rovi SA	5,482	263,206
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	184,374	178,794
	Mapfre SA	282,497	587,158
*	Melia Hotels International SA	30,113	221,070
	Miquel y Costas & Miquel SA	14,543	183,082
	Naturgy Energy Group SA	14,831	452,208
Ω	Neinor Homes SA	7,810	77,322
*	Obrascon Huarte Lain SA	63,045	34,045
	Pharma Mar SA	2,488	93,542
*	Promotora de Informaciones SA, Class A	69,984	30,020
Ω	Prosegur Cash SA	58,546	40,965
	Prosegur Compania de Seguridad SA	85,405	157,071
*	Realia Business SA	44,100	49,147
	Redeia Corp. SA	60,364	1,009,628
	Repsol SA	395,910	6,044,524
	Sacyr SA	166,977	570,846
*	Solaria Energia y Medio Ambiente SA	21,338	333,753
*Ω	Talgo SA	16,917	69,919
	Talgo SA	483	1,991
*	Tecnicas Reunidas SA	7,445	71,741
	Telefonica SA	1,306,498	5,566,680
	Tubacex SA	32,678	104,763
#*	Tubos Reunidos SA	19,513	15,519
Ω	Unicaja Banco SA	523,146	610,600
	Vidrala SA	7,368	750,148
	Viscofan SA	17,054	1,107,163
TOTAL SPAIN			60,644,415
SWEDEN — (1.8%)
	AAK AB	11,933	229,367
Ω	AcadeMedia AB	40,463	195,106
	AddLife AB, Class B	21,172	172,420
	Addnode Group AB	25,397	194,166

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	AddTech AB, Class B	44,403	$827,220
	AFRY AB	27,922	387,492
	Alfa Laval AB	8,084	302,613
Ω	Alimak Group AB	22,288	162,083
	Alleima AB	16,929	73,539
	Alligo AB, Class B	11,880	128,516
Ω	Ambea AB	22,180	71,880
*	Annehem Fastigheter AB, Class B	15,424	27,389
	Arise AB	6,408	25,679
	Arjo AB, Class B	66,722	285,470
	Assa Abloy AB, Class B	23,784	571,836
	Atlas Copco AB, Class A	172,912	2,456,368
	Atlas Copco AB, Class B	100,484	1,240,869
	Atrium Ljungberg AB, Class B	10,829	212,389
*Ω	Attendo AB	43,919	133,493
#	Avanza Bank Holding AB	27,834	630,311
	Axfood AB	17,325	441,676
	Beijer Alma AB	17,589	321,778
	Beijer Ref AB	21,053	286,290
	Bergman & Beving AB	10,482	155,340
*	Besqab AB	4,392	11,258
	Betsson AB, Class B	52,606	636,529
*	Better Collective AS	6,605	151,679
*	BHG Group AB	12,840	23,834
	Bilia AB, Class A	42,435	445,962
	Billerud Aktiebolag	55,833	476,123
	BioGaia AB, Class B	24,595	243,814
	Biotage AB	11,611	143,322
	Bjorn Borg AB	5,162	19,891
	Boliden AB	60,016	1,765,025
	Bonava AB, Class B	35,832	67,418
*Ω	Boozt AB	4,216	50,208
Ω	Bravida Holding AB	46,961	377,430
	Bufab AB	14,774	432,454
	Bulten AB	5,345	40,849
	Bure Equity AB	25,410	540,605
*	Byggfakta Group Nordic Holdco AB	11,568	36,351
*	Byggmax Group AB	29,427	96,502
#	Castellum AB	21,657	246,632
	Catella AB	7,387	20,630
	Catena AB	5,960	228,956
*	Catena Media PLC	18,692	44,037
*	Cavotec SA	12,443	16,211
	Cellavision AB	4,134	86,240
	Cibus Nordic Real Estate AB	6,055	68,088
#	Clas Ohlson AB, Class B	14,789	120,457
	Cloetta AB, Class B	83,850	150,106
*	Collector Bank AB	16,670	54,045
	Concentric AB	12,248	218,328
Ω	Coor Service Management Holding AB	26,480	121,795
	Corem Property Group AB, Class B	129,733	87,506
	Corem Property Group AB, Class D	677	9,831
	Dedicare AB, Class B	1,452	13,093
	Dios Fastigheter AB	22,212	151,459
#Ω	Dometic Group AB	88,344	658,271
	Duni AB	13,942	124,966
*Ω	Dustin Group AB	32,778	85,501
	Eastnine AB	6,403	67,535
	Elanders AB, Class B	2,784	26,684

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Electrolux AB, Class B	21,841	$269,764
	Electrolux Professional AB, Class B	54,838	308,946
	Elekta AB, Class B	69,144	560,151
*Ω	Eltel AB	29,981	22,314
*	Enea AB	5,780	29,369
	Eolus Vind AB, Class B	3,040	21,670
	Ependion AB	9,101	127,970
	Epiroc AB, Class A	47,067	939,722
	Epiroc AB, Class B	29,098	494,348
	Essity AB, Class A	1,798	44,561
	Essity AB, Class B	24,328	603,244
Ω	Evolution AB	7,250	894,016
	eWork Group AB	2,020	24,933
#	Fabege AB	26,937	233,285
	Fagerhult Group AB	9,072	46,371
*	Fastighets AB Balder, Class B	34,591	161,418
*	Fastighets AB Trianon	1,952	3,145
	FastPartner AB, Class A	7,965	35,808
#	Fenix Outdoor International AG	1,057	63,126
	Fortnox AB	41,973	257,623
	G5 Entertainment AB	1,255	24,629
	Getinge AB, Class B	17,794	331,556
	Granges AB	37,038	378,302
*Ω	Green Landscaping Group AB	1,639	11,621
	H & M Hennes & Mauritz AB, Class B	59,870	1,006,999
	Hanza AB	3,128	25,240
	Heba Fastighets AB, Class B	8,334	21,999
	Hemnet Group AB	7,403	131,140
	Hexagon AB, Class B	59,437	576,290
#	Hexatronic Group AB	34,027	257,843
	Hexpol AB	57,282	621,424
	HMS Networks AB	8,326	336,211
*Ω	Hoist Finance AB	27,317	83,246
	Holmen AB, Class B	13,019	501,501
	Hufvudstaden AB, Class A	16,447	201,345
	Husqvarna AB, Class A	4,692	46,333
	Husqvarna AB, Class B	80,264	787,274
	Indutrade AB	39,449	827,890
#	Instalco AB	50,647	199,274
#*	International Petroleum Corp.	37,760	355,803
#	Intrum AB	17,623	137,304
	INVISIO AB	507	10,551
	Inwido AB	26,224	289,380
	ITAB Shop Concept AB	6,100	5,770
#	JM AB	21,144	332,213
#*	John Mattson Fastighetsforetagen AB	1,316	7,712
*	Karnov Group AB	11,368	53,723
#*	K-fast Holding AB	3,272	6,252
	Kindred Group PLC, SDR	70,894	852,748
	KNOW IT AB	9,088	128,386
	Lagercrantz Group AB, Class B	58,890	709,303
	Lifco AB, Class B	20,723	417,814
	Lime Technologies AB	2,854	74,976
	Lindab International AB	26,860	416,429
	Loomis AB	39,682	1,157,625
*	Medcap AB	1,056	31,658
	Medicover AB, Class B	15,673	239,798
	MEKO AB	16,185	168,937
	Micro Systemation AB, Class B	5,052	24,918

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Millicom International Cellular SA, SDR	63,261	$982,265
	MIPS AB	6,935	313,981
*	Modern Times Group MTG AB, Class B	39,114	254,404
	Momentum Group AB	11,880	120,701
Ω	Munters Group AB	30,037	381,241
	Mycronic AB	16,233	349,330
	NCAB Group AB	36,999	221,415
	NCC AB, Class B	27,601	297,232
	Nederman Holding AB	1,436	28,122
*	Net Insight AB, Class B	127,831	54,844
#	New Wave Group AB, Class B	50,850	461,154
	Nibe Industrier AB, Class B	32,148	289,582
*	Nobia AB	57,952	62,650
	Nolato AB, Class B	69,620	287,758
	Nordic Paper Holding AB	12,010	35,303
	Nordic Waterproofing Holding AB	11,053	153,138
	Nordnet AB publ	27,399	406,527
*	Note AB	7,145	121,013
	NP3 Fastigheter AB	8,033	134,859
	Nyfosa AB	30,997	196,641
	OEM International AB, Class B	16,124	130,660
#*	Orron Energy AB	12,136	14,029
*	Ovzon AB	2,049	4,655
*	OX2 AB, Class A	18,811	117,683
	Pandox AB	28,379	334,632
	Peab AB, Class B	67,840	300,100
	Platzer Fastigheter Holding AB, Class B	12,590	95,689
	Prevas AB, Class B	1,265	13,996
#	Pricer AB, Class B	36,633	27,489
	Proact IT Group AB	15,437	113,814
	Ratos AB, Class B	86,260	286,762
*	RaySearch Laboratories AB	9,886	67,052
	Rejlers AB	685	8,491
Ω	Resurs Holding AB	53,508	129,692
	Rottneros AB	37,562	38,886
	Rvrc Holding AB	12,616	40,728
	Saab AB, Class B	10,698	563,882
	Sagax AB, Class B	10,352	229,873
#	Samhallsbyggnadsbolaget i Norden AB	89,654	38,765
#	Samhallsbyggnadsbolaget i Norden AB, Class D	8,288	3,423
	Sandvik AB	88,399	1,795,607
	Scandi Standard AB	21,297	103,376
*Ω	Scandic Hotels Group AB	48,606	191,677
*	Sdiptech AB, Class B	576	15,884
	Sectra AB, Class B	28,568	457,446
	Securitas AB, Class B	68,998	587,295
*	Sedana Medical AB	6,580	15,547
	Sensys Gatso Group AB	4,148	29,310
#*Ω	Sinch AB	136,418	353,573
*	Sivers Semiconductors AB	36,295	23,264
	Skandinaviska Enskilda Banken AB, Class A	96,927	1,174,971
	Skandinaviska Enskilda Banken AB, Class C	1,726	21,977
	Skanska AB, Class B	45,055	718,600
	SKF AB, Class A	5,327	102,061
	SKF AB, Class B	64,642	1,231,587
	SkiStar AB	11,548	125,388
	Solid Forsakring AB	5,351	32,573
	SSAB AB, Class A	78,581	498,798
	SSAB AB, Class B	172,713	1,056,538

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Stendorren Fastigheter AB	1,640	$27,890
*	Stillfront Group AB	139,174	257,559
	Storskogen Group AB, Class B	114,023	117,367
	Svenska Cellulosa AB SCA, Class A	3,687	48,925
	Svenska Cellulosa AB SCA, Class B	64,369	855,301
	Svenska Handelsbanken AB, Class A	87,673	769,765
#	Svenska Handelsbanken AB, Class B	1,473	16,071
	Sweco AB, Class B	22,845	235,256
#	Swedbank AB, Class A	50,592	927,943
#*	Swedish Orphan Biovitrum AB	19,173	375,275
	Systemair AB	20,743	147,261
	Tele2 AB, Class B	123,143	926,599
	Telefonaktiebolaget LM Ericsson, Class A	8,659	46,946
	Telefonaktiebolaget LM Ericsson, Class B	354,883	1,785,230
#	Telia Co. AB	600,242	1,289,909
	Tethys Oil AB	7,499	37,802
*	TF Bank AB	1,750	25,110
Ω	Thule Group AB	19,223	600,265
*	Tobii AB	13,712	25,215
	Trelleborg AB, Class B	28,963	771,072
	Troax Group AB	14,558	262,205
*	Truecaller AB, Class B	24,751	98,046
	VBG Group AB, Class B	736	13,743
#*	Viaplay Group AB	12,302	53,409
	Vitec Software Group AB, Class B	3,482	198,344
	Vitrolife AB	14,197	210,663
	Volati AB	4,814	45,324
	Volvo AB, Class A	37,610	852,843
	Volvo AB, Class B	272,897	6,019,730
#*	Volvo Car AB, Class B	73,102	361,343
	Wallenstam AB, Class B	36,096	140,719
	Wihlborgs Fastigheter AB	43,452	339,788
TOTAL SWEDEN			68,756,967
SWITZERLAND — (5.3%)
	ABB Ltd.	130,271	5,227,452
	Accelleron Industries AG	25,131	662,084
	Adecco Group AG	48,100	1,960,283
	Alcon, Inc.	60,300	5,120,710
	Allreal Holding AG	5,690	1,045,357
	ALSO Holding AG	2,341	535,697
*	Aluflexpack AG	656	12,121
*	ams-OSRAM AG	100,738	891,686
	APG SGA SA	491	101,840
	Arbonia AG	21,920	254,293
*	Aryzta AG	399,722	683,161
	Ascom Holding AG	11,031	150,595
*	Autoneum Holding AG	1,106	190,593
	Baloise Holding AG	13,814	2,138,253
	Banque Cantonale de Geneve	767	191,614
	Banque Cantonale Vaudoise	10,666	1,197,167
	Barry Callebaut AG	969	1,816,875
*	Basilea Pharmaceutica AG	2,376	119,788
	Belimo Holding AG	1,869	1,007,297
	Bell Food Group AG	922	272,507
	Bellevue Group AG	3,363	102,398
	Berner Kantonalbank AG	1,899	511,882
	BKW AG	4,777	854,817
	Bossard Holding AG, Class A	3,491	815,875

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Bucher Industries AG	2,792	$1,244,151
	Burckhardt Compression Holding AG	1,030	607,020
	Burkhalter Holding AG	1,419	151,587
	Bystronic AG	552	386,754
	Calida Holding AG	2,268	93,645
	Carlo Gavazzi Holding AG	249	104,628
	Cembra Money Bank AG	10,011	759,858
	Chocoladefabriken Lindt & Spruengli AG	7	850,748
#*	Cicor Technologies Ltd.	1,175	59,826
	Cie Financiere Richemont SA, Class A	33,209	5,347,738
	Cie Financiere Tradition SA	955	130,277
	Clariant AG	80,561	1,320,087
	Coltene Holding AG	1,469	118,685
	Comet Holding AG	2,014	529,832
	COSMO Pharmaceuticals NV	845	43,397
	Daetwyler Holding AG	2,318	458,519
	DKSH Holding AG	15,090	1,217,657
#*	DocMorris AG	859	52,570
	dormakaba Holding AG	1,028	501,235
*	DSM-Firmenich AG	15,671	1,727,400
*	Dufry AG	27,506	1,421,192
	EFG International AG	44,266	552,232
	Emmi AG	776	759,434
	EMS-Chemie Holding AG	402	335,529
	Energiedienst Holding AG	1,198	57,563
	Feintool International Holding AG	3,069	83,472
	Flughafen Zurich AG	7,710	1,632,185
	Forbo Holding AG	407	585,499
	Fundamenta Real Estate AG	2,855	54,650
Ω	Galenica AG	19,111	1,538,055
#*	GAM Holding AG	81,462	48,488
	Geberit AG	5,062	2,872,695
	Georg Fischer AG	35,020	2,391,734
	Givaudan SA	767	2,588,986
#*	Gurit Holding AG, Class BR	1,683	180,074
	Helvetia Holding AG	15,359	2,272,871
	Hiag Immobilien Holding AG	1,172	102,202
*	HOCHDORF Holding AG	378	8,497
	Holcim Ltd.	68,164	4,749,436
	Huber & Suhner AG	6,475	559,268
	Hypothekarbank Lenzburg AG	3	14,903
	Implenia AG	5,861	285,477
*	Ina Invest Holding AG	1,673	33,081
	Inficon Holding AG	699	896,141
	Interroll Holding AG	231	738,902
	Intershop Holding AG	287	198,112
	Investis Holding SA	981	104,960
	Julius Baer Group Ltd.	58,912	4,172,592
	Jungfraubahn Holding AG	807	142,912
	Kardex Holding AG	2,554	639,055
	Komax Holding AG	1,351	332,125
*	Kudelski SA	13,192	26,337
	Kuehne & Nagel International AG	9,554	2,989,408
	Landis & Gyr Group AG	7,382	640,974
	LEM Holding SA	168	404,038
	Liechtensteinische Landesbank AG	5,570	386,360
#	Logitech International SA	45,678	3,170,657
	Lonza Group AG	5,785	3,361,293
	Luzerner Kantonalbank AG	7,828	672,885

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
Ω	Medacta Group SA	1,901	$276,111
Ω	Medmix AG	7,639	213,211
	Meier Tobler Group AG	2,640	144,662
	Metall Zug AG, Class B	79	143,326
	Mikron Holding AG	2,756	41,079
	Mobilezone Holding AG	16,695	278,237
	Mobimo Holding AG	2,735	808,786
#*	Molecular Partners AG	1,869	11,660
	Nestle SA	181,286	22,211,003
	Novartis AG, Sponsored ADR	59,410	6,232,109
	Novartis AG	88,289	9,243,605
	Novavest Real Estate AG	770	31,345
	OC Oerlikon Corp. AG	74,341	404,233
#*	Orascom Development Holding AG	4,127	28,003
	Orior AG	2,610	224,822
	Partners Group Holding AG	2,917	3,274,722
	Phoenix Mecano AG	286	115,740
	Plazza AG, Class A	322	116,618
	PSP Swiss Property AG	9,179	1,081,653
	Rieter Holding AG	1,113	123,799
	Roche Holding AG	1,815	601,801
	Roche Holding AG	58,789	18,227,608
	Romande Energie Holding SA	1,525	90,123
	Schaffner Holding AG	112	36,901
	Schindler Holding AG	4,180	969,182
	Schweiter Technologies AG	520	400,272
*Ω	Sensirion Holding AG	3,114	272,898
	SFS Group AG	5,982	711,126
	SGS SA	18,925	1,837,523
	Siegfried Holding AG	1,662	1,468,425
	SIG Group AG	95,238	2,546,061
	Sika AG	16,640	5,178,992
	Softwareone Holding AG	19,342	413,968
	Sonova Holding AG	7,451	2,076,929
	St Galler Kantonalbank AG	1,226	701,193
#	Stadler Rail AG	1,792	71,963
	Straumann Holding AG	8,486	1,404,203
	Sulzer AG	7,639	749,933
	Swatch Group AG	5,775	1,848,234
	Swatch Group AG	9,075	544,979
	Swiss Life Holding AG	5,582	3,549,337
	Swiss Prime Site AG	26,900	2,604,172
	Swiss Re AG	35,528	3,706,966
*	Swiss Steel Holding AG	247,372	39,694
	Swisscom AG	7,450	4,790,764
	Swissquote Group Holding SA	3,796	859,765
	Temenos AG	20,077	1,726,677
	Thurgauer Kantonalbank	389	53,992
#	Tornos Holding AG	3,541	23,101
	TX Group AG	1,055	120,048
	u-blox Holding AG	2,825	316,374
#*	UBS Group AG	206,357	4,578,795
	Valiant Holding AG	5,592	615,304
	Varia U.S. Properties AG	573	24,885
Ω	VAT Group AG	5,009	2,129,060
	Vaudoise Assurances Holding SA	417	218,470
	Vetropack Holding AG	4,850	244,410
	Vontobel Holding AG	11,746	791,300
	VP Bank AG, Class A	1,578	163,634

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	VZ Holding AG	5,041	$469,317
*	V-ZUG Holding AG	790	64,438
	Walliser Kantonalbank	123	15,821
	Warteck Invest AG	29	66,361
	Ypsomed Holding AG	1,038	304,747
	Zehnder Group AG	4,844	354,780
	Zueblin Immobilien Holding AG	454	13,923
	Zug Estates Holding AG, Class B	43	80,601
	Zuger Kantonalbank AG	25	221,785
	Zurich Insurance Group AG	10,865	5,253,211
TOTAL SWITZERLAND			202,133,003
TAIWAN — (5.5%)
	ABC Taiwan Electronics Corp.	35,544	31,268
	Abico Avy Co. Ltd.	46,062	35,877
	Ability Enterprise Co. Ltd.	104,988	65,874
*	Ability Opto-Electronics Technology Co. Ltd.	29,083	135,497
	Abnova Corp.	15,000	16,084
#	AcBel Polytech, Inc.	98,786	175,015
	Accton Technology Corp.	109,000	1,329,839
	Acer, Inc.	797,000	890,041
	ACES Electronic Co. Ltd.	39,719	38,031
*	Acon Holding, Inc.	48,041	16,231
	Acter Group Corp. Ltd.	54,470	263,026
	Action Electronics Co. Ltd.	63,000	36,118
	ADATA Technology Co. Ltd.	89,000	232,412
	Addcn Technology Co. Ltd.	4,732	30,896
	Advanced Ceramic X Corp.	11,000	71,366
#	Advanced Energy Solution Holding Co. Ltd.	3,000	66,269
	Advanced International Multitech Co. Ltd.	60,000	150,113
	Advanced Optoelectronic Technology, Inc.	31,000	18,030
	Advanced Power Electronics Corp.	7,000	21,069
*	Advanced Wireless Semiconductor Co.	23,000	67,738
	Advancetek Enterprise Co. Ltd.	96,571	110,716
	Advantech Co. Ltd.	29,757	371,598
	AEON Motor Co. Ltd.	12,000	14,118
	Aerospace Industrial Development Corp.	150,000	265,258
	AGV Products Corp.	191,875	85,020
*	Airmate Cayman International Co. Ltd.	21,000	12,256
	Airtac International Group	9,122	271,314
	Alchip Technologies Ltd.	8,000	509,207
	Alexander Marine Co. Ltd.	2,000	36,315
*	ALI Corp.	74,901	45,310
	Allied Circuit Co. Ltd.	13,000	64,327
	Allied Supreme Corp.	12,000	123,372
	Allis Electric Co. Ltd.	39,768	78,810
	Alltek Technology Corp.	24,040	30,554
	Alltop Technology Co. Ltd.	12,000	61,005
	Alpha Networks, Inc.	78,072	109,338
	Altek Corp.	121,000	137,605
	Amazing Microelectronic Corp.	21,965	84,134
*	Ambassador Hotel	109,000	178,706
	AMPACS Corp.	11,000	19,650
	Ampire Co. Ltd.	28,000	35,831
	AmTRAN Technology Co. Ltd.	323,395	141,610
	Anpec Electronics Corp.	19,799	92,181
	Apac Opto Electronics, Inc.	10,000	18,702
	Apacer Technology, Inc.	35,750	62,620
	APAQ Technology Co. Ltd.	17,267	34,639

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	APCB, Inc.	64,000	$35,794
	Apex Biotechnology Corp.	32,000	26,790
	Apex International Co. Ltd.	53,550	105,855
	Apex Science & Engineering	70,000	28,764
	Arcadyan Technology Corp.	43,540	201,288
	Ardentec Corp.	268,990	529,039
	Argosy Research, Inc.	23,714	102,849
#	ASE Technology Holding Co. Ltd., ADR	8,500	68,255
	ASE Technology Holding Co. Ltd.	688,931	2,521,542
	Asia Cement Corp.	441,000	565,775
	Asia Optical Co., Inc.	63,000	128,580
*	Asia Pacific Telecom Co. Ltd.	685,581	140,876
*	Asia Plastic Recycling Holding Ltd.	96,159	24,505
#	Asia Polymer Corp.	171,319	141,441
	Asia Tech Image, Inc.	12,000	25,722
	Asia Vital Components Co. Ltd.	69,814	717,451
	ASMedia Technology, Inc.	1,260	39,535
#	ASolid Technology Co. Ltd.	10,000	30,098
#	ASPEED Technology, Inc.	5,500	406,962
	ASROCK, Inc.	11,000	88,929
	Asustek Computer, Inc.	97,000	1,126,587
	Aten International Co. Ltd.	33,000	89,362
	Audix Corp.	34,000	61,843
	AUO Corp.	1,734,000	1,143,889
	AURAS Technology Co. Ltd.	22,000	202,399
	Aurora Corp.	14,100	34,203
	Avalue Technology, Inc.	20,000	66,172
	Aver Information, Inc.	12,000	14,241
	Avision, Inc.	35,000	11,504
	Axiomtek Co. Ltd.	10,000	35,246
#	Bafang Yunji International Co. Ltd., Class C	14,000	73,679
	Bank of Kaohsiung Co. Ltd.	244,866	99,047
	Basso Industry Corp.	40,000	52,664
	BenQ Materials Corp.	46,000	61,361
	BES Engineering Corp.	618,000	197,706
	Bin Chuan Enterprise Co. Ltd.	22,000	17,337
#	Biostar Microtech International Corp.	38,000	30,437
	Bioteque Corp.	15,000	53,992
	Bora Pharmaceuticals Co. Ltd.	5,000	143,665
	Brave C&H Supply Co. Ltd.	7,000	33,917
	Bright Led Electronics Corp.	41,000	23,501
	Brighton-Best International Taiwan, Inc.	98,423	104,007
	C Sun Manufacturing Ltd.	51,939	81,158
*	Calin Technology Co. Ltd.	12,000	16,416
*	Cameo Communications, Inc.	90,763	34,412
	Capital Futures Corp.	46,628	64,563
	Capital Securities Corp.	787,680	400,415
*	Career Technology MFG. Co. Ltd.	132,250	103,674
	Carnival Industrial Corp.	90,999	38,283
	Castles Technology Co. Ltd.	17,000	71,363
	Caswell, Inc.	10,000	28,372
	Catcher Technology Co. Ltd.	161,000	890,285
	Cathay Financial Holding Co. Ltd.	601,286	876,419
	Cathay Real Estate Development Co. Ltd.	232,000	116,267
	Cayman Engley Industrial Co. Ltd.	10,654	23,548
	Celxpert Energy Corp.	32,000	31,550
	Center Laboratories, Inc.	136,544	258,966
*	Central Reinsurance Co. Ltd.	76,880	58,774
	Chailease Holding Co. Ltd.	188,161	1,245,888

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chain Chon Industrial Co. Ltd.	51,548	$23,624
	Champion Building Materials Co. Ltd.	106,200	34,317
	Champion Microelectronic Corp.	3,000	8,343
	Chang Hwa Commercial Bank Ltd.	944,458	567,041
	Chang Wah Electromaterials, Inc.	116,000	113,621
	Chang Wah Technology Co. Ltd.	98,000	115,734
#	Channel Well Technology Co. Ltd.	48,000	120,277
	Chant Sincere Co. Ltd.	6,000	11,727
	Charoen Pokphand Enterprise	65,000	193,570
	CHC Healthcare Group	34,000	66,903
	CHC Resources Corp.	33,000	54,478
	Chen Full International Co. Ltd.	38,000	46,948
#	Chenbro Micom Co. Ltd.	23,000	149,151
#	Cheng Loong Corp.	271,000	298,097
	Cheng Mei Materials Technology Corp.	167,408	66,382
	Cheng Shin Rubber Industry Co. Ltd.	490,000	600,608
	Cheng Uei Precision Industry Co. Ltd.	175,000	217,133
*	Chenming Electronic Technology Corp.	32,000	47,059
	Chi Hua Fitness Co. Ltd.	6,000	14,230
	Chia Chang Co. Ltd.	40,000	49,741
	Chia Hsin Cement Corp.	219,300	145,767
	Chian Hsing Forging Industrial Co. Ltd.	16,600	17,886
	Chicony Electronics Co. Ltd.	257,773	858,710
	Chicony Power Technology Co. Ltd.	54,481	180,515
	Chief Telecom, Inc.	6,000	75,407
	Chieftek Precision Co. Ltd.	17,050	37,093
	Chien Kuo Construction Co. Ltd.	87,200	40,134
	Chien Shing Harbour Service Co. Ltd.	6,000	8,116
	China Airlines Ltd.	1,491,000	1,185,675
	China Bills Finance Corp.	341,000	160,084
	China Chemical & Pharmaceutical Co. Ltd.	95,000	73,250
*	China Development Financial Holding Corp.	2,681,354	1,072,074
	China Electric Manufacturing Corp.	91,530	52,666
	China Fineblanking Technology Co. Ltd.	17,018	17,393
	China General Plastics Corp.	83,626	64,740
	China Glaze Co. Ltd.	48,000	24,141
*	China Man-Made Fiber Corp.	633,861	162,546
	China Metal Products	121,000	149,326
	China Motor Corp.	99,200	279,401
#*	China Petrochemical Development Corp.	1,345,069	402,422
	China Steel Chemical Corp.	35,000	121,006
	China Steel Corp.	1,656,000	1,473,294
	China Steel Structure Co. Ltd.	25,000	44,445
	China Wire & Cable Co. Ltd.	31,000	35,393
	Chinese Maritime Transport Ltd.	33,000	43,332
	Ching Feng Home Fashions Co. Ltd.	58,000	35,461
	Chin-Poon Industrial Co. Ltd.	146,000	158,622
	Chipbond Technology Corp.	205,000	453,187
	ChipMOS Technologies, Inc.	281,133	320,410
	Chlitina Holding Ltd.	14,000	84,494
	Chong Hong Construction Co. Ltd.	64,100	162,175
	Chroma ATE, Inc.	43,000	378,768
*	Chun Yuan Steel Industry Co. Ltd.	185,000	103,470
	Chung Hsin Electric & Machinery Manufacturing Corp.	111,000	414,017
	Chung Hung Steel Corp.	164,000	126,202
	Chung Hwa Food Industrial Co. Ltd.	1,000	3,325
#	Chung Hwa Pulp Corp.	171,228	175,260
	Chunghwa Precision Test Tech Co. Ltd.	4,000	65,724
	Chunghwa Telecom Co. Ltd., Sponsored ADR	3,400	124,780

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Telecom Co. Ltd.	133,000	$490,631
	Cleanaway Co. Ltd.	16,000	98,139
	Clevo Co.	193,000	203,751
	CMC Magnetics Corp.	450,929	189,765
	C-Media Electronics, Inc.	8,000	10,044
	Collins Co. Ltd.	42,000	24,513
	Compal Electronics, Inc.	1,172,000	1,137,810
	Compeq Manufacturing Co. Ltd.	442,000	641,641
	Compucase Enterprise	24,000	50,934
	Concord International Securities Co. Ltd.	17,000	15,711
*	Concord Securities Co. Ltd.	227,424	114,469
	Continental Holdings Corp.	179,000	152,755
	Contrel Technology Co. Ltd.	49,000	27,705
	Coremax Corp.	18,699	50,209
	Coretronic Corp.	199,000	447,643
#	Co-Tech Development Corp.	90,552	186,081
	Cowealth Medical Holding Co. Ltd.	18,480	15,367
	Creative Sensor, Inc.	32,000	33,642
	Crowell Development Corp.	29,000	24,738
#*	CSBC Corp. Taiwan	123,094	91,490
	CTBC Financial Holding Co. Ltd.	2,310,563	1,932,943
	CTCI Corp.	206,000	264,567
	CviLux Corp.	28,360	36,376
	CyberPower Systems, Inc.	17,000	128,870
	CyberTAN Technology, Inc.	102,000	68,351
	Cypress Technology Co. Ltd.	20,062	28,518
	DA CIN Construction Co. Ltd.	111,000	113,176
	Dadi Early-Childhood Education Group Ltd.	8,352	26,458
	Dafeng TV Ltd.	12,000	19,221
	Da-Li Development Co. Ltd.	97,538	98,596
	Darfon Electronics Corp.	95,000	132,947
*	Darwin Precisions Corp.	169,000	89,852
	Daxin Materials Corp.	26,900	113,814
	De Licacy Industrial Co. Ltd.	80,011	39,110
	Delpha Construction Co. Ltd.	93,000	72,499
	Delta Electronics, Inc.	51,365	599,620
	Depo Auto Parts Ind Co. Ltd.	49,000	172,645
	Dimerco Data System Corp.	12,704	40,845
	Dimerco Express Corp.	45,614	107,796
	D-Link Corp.	169,096	108,815
	Dyaco International, Inc.	6,955	8,007
	Dynamic Holding Co. Ltd.	89,086	89,527
	Dynapack International Technology Corp.	48,000	122,841
	E & R Engineering Corp.	10,000	21,801
	E Ink Holdings, Inc.	26,000	186,467
	E.Sun Financial Holding Co. Ltd.	1,743,392	1,435,920
	Eastern Media International Corp.	122,065	66,532
	Eclat Textile Co. Ltd.	22,583	390,675
	ECOVE Environment Corp.	6,000	60,732
*	Edimax Technology Co. Ltd.	97,000	51,516
	Edison Opto Corp.	23,136	20,164
	Edom Technology Co. Ltd.	72,013	58,652
	eGalax_eMPIA Technology, Inc.	19,695	38,430
	Egis Technology, Inc.	19,000	62,354
	Elan Microelectronics Corp.	56,900	211,408
#*	E-Lead Electronic Co. Ltd.	17,429	38,687
	E-LIFE MALL Corp.	23,000	61,984
	Elite Advanced Laser Corp.	28,768	43,763
	Elite Material Co. Ltd.	51,000	674,901

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Elite Semiconductor Microelectronics Technology, Inc.	86,000	$214,240
	Elitegroup Computer Systems Co. Ltd.	128,000	120,717
	eMemory Technology, Inc.	18,000	1,066,650
	Emerging Display Technologies Corp.	31,000	37,157
	Ennoconn Corp.	21,840	210,903
	Ennostar, Inc.	228,450	360,183
	EnTie Commercial Bank Co. Ltd.	251,000	116,680
	Episil Technologies, Inc.	24,000	60,701
	Episil-Precision, Inc.	14,000	29,372
	Eson Precision Ind Co. Ltd.	30,000	68,286
	Eternal Materials Co. Ltd.	237,527	234,928
	Eurocharm Holdings Co. Ltd.	6,000	34,312
	Eva Airways Corp.	947,922	1,111,481
*	Everest Textile Co. Ltd.	164,535	46,575
	Evergreen International Storage & Transport Corp.	215,000	194,399
	Evergreen Marine Corp. Taiwan Ltd.	305,872	1,014,341
	Evergreen Steel Corp.	9,000	17,357
	Everlight Chemical Industrial Corp.	171,405	115,489
	Everlight Electronics Co. Ltd.	150,000	248,105
	Everspring Industry Co. Ltd.	36,900	15,051
	Excelliance Mos Corp.	7,000	27,242
	Excelsior Medical Co. Ltd.	42,064	122,426
	Far Eastern Department Stores Ltd.	374,000	260,227
	Far Eastern International Bank	1,303,634	492,347
	Far Eastern New Century Corp.	627,100	593,097
	Far EasTone Telecommunications Co. Ltd.	185,000	417,705
	Faraday Technology Corp.	48,000	499,974
	Farcent Enterprise Co. Ltd.	5,000	9,644
	Farglory F T Z Investment Holding Co. Ltd.	24,200	48,383
	Farglory Land Development Co. Ltd.	97,000	177,309
*	Federal Corp.	103,926	58,585
	Feedback Technology Corp.	7,700	21,769
	Feng Hsin Steel Co. Ltd.	165,000	362,664
	Feng TAY Enterprise Co. Ltd.	77,958	527,277
	First Financial Holding Co. Ltd.	1,451,461	1,342,727
	First Hi-Tec Enterprise Co. Ltd.	27,554	95,253
	First Hotel	48,000	24,292
	First Insurance Co. Ltd.	96,000	49,805
*	First Steamship Co. Ltd.	280,468	77,318
	FIT Holding Co. Ltd.	9,000	9,578
	Fitipower Integrated Technology, Inc.	40,000	180,033
	Fittech Co. Ltd.	24,000	53,276
	FLEXium Interconnect, Inc.	128,112	379,666
	Flytech Technology Co. Ltd.	31,297	67,112
	FocalTech Systems Co. Ltd.	39,000	88,980
	Formosa Advanced Technologies Co. Ltd.	50,000	64,454
	Formosa Chemicals & Fibre Corp.	344,000	716,119
	Formosa International Hotels Corp.	11,672	92,238
	Formosa Laboratories, Inc.	40,544	131,191
	Formosa Oilseed Processing Co. Ltd.	14,000	25,139
	Formosa Petrochemical Corp.	45,000	114,850
	Formosa Plastics Corp.	227,000	601,026
	Formosa Sumco Technology Corp.	14,000	71,295
	Formosa Taffeta Co. Ltd.	278,000	227,932
	Formosan Rubber Group, Inc.	107,110	72,673
	Formosan Union Chemical	127,945	103,344
	Founding Construction & Development Co. Ltd.	72,000	42,058
	Foxconn Technology Co. Ltd.	221,535	393,541
	Foxsemicon Integrated Technology, Inc.	36,357	213,950

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Froch Enterprise Co. Ltd.	89,000	$58,140
	FSP Technology, Inc.	45,000	71,094
	Fu Hua Innovation Co. Ltd.	47,701	86,648
	Fubon Financial Holding Co. Ltd.	755,256	1,576,382
#	Fulgent Sun International Holding Co. Ltd.	43,432	173,131
	Fullerton Technology Co. Ltd.	51,000	30,607
	Fulltech Fiber Glass Corp.	132,117	64,832
	Fusheng Precision Co. Ltd.	28,000	178,295
	Fwusow Industry Co. Ltd.	58,710	37,702
	G Shank Enterprise Co. Ltd.	49,000	77,855
	Gallant Precision Machining Co. Ltd.	11,000	12,278
#	Gamania Digital Entertainment Co. Ltd.	54,000	121,483
*	GCS Holdings, Inc.	9,000	9,762
	GEM Services, Inc.	25,210	57,444
	Gemtek Technology Corp.	153,000	156,680
	General Interface Solution Holding Ltd.	88,000	189,526
	General Plastic Industrial Co. Ltd.	20,480	21,782
	Generalplus Technology, Inc.	19,000	30,092
	GeneReach Biotechnology Corp.	11,000	14,014
#	Genius Electronic Optical Co. Ltd.	35,616	445,870
	GeoVision, Inc.	22,977	37,950
	Getac Holdings Corp.	163,000	352,261
	GFC Ltd.	15,000	38,331
	Giant Manufacturing Co. Ltd.	74,994	556,307
*	Giantplus Technology Co. Ltd.	117,000	60,609
#	Gigabyte Technology Co. Ltd.	59,000	591,416
*	Gigasolar Materials Corp.	16,790	46,572
*	Gigastorage Corp.	106,000	56,820
	Global Brands Manufacture Ltd.	111,320	182,095
	Global Lighting Technologies, Inc.	23,000	37,537
	Global Mixed Mode Technology, Inc.	25,000	162,409
	Global PMX Co. Ltd.	9,000	39,905
	Global Unichip Corp.	19,000	993,786
	Globalwafers Co. Ltd.	33,000	540,812
*	Globe Union Industrial Corp.	110,048	47,294
	Gloria Material Technology Corp.	165,680	282,263
	Gold Circuit Electronics Ltd.	91,000	493,247
	Goldsun Building Materials Co. Ltd., Class C	284,338	238,643
	Good Will Instrument Co. Ltd.	25,000	27,453
	Gourmet Master Co. Ltd.	29,237	115,077
	Grand Fortune Securities Co. Ltd.	82,159	35,313
	Grand Pacific Petrochemical	385,000	225,657
	Grand Process Technology Corp.	5,000	105,709
	GrandTech CG Systems, Inc.	26,775	58,346
	Grape King Bio Ltd.	32,000	185,487
	Great China Metal Industry	77,000	60,798
	Great Taipei Gas Co. Ltd.	75,000	78,453
	Great Tree Pharmacy Co. Ltd.	17,175	228,710
*	Great Wall Enterprise Co. Ltd.	220,571	420,447
	Greatek Electronics, Inc.	148,000	287,371
*††	Green Energy Technology, Inc.	133,000	0
	GTM Holdings Corp.	52,000	46,633
	Gudeng Precision Industrial Co. Ltd.	8,000	92,457
	Hai Kwang Enterprise Corp.	21,000	13,225
	Hannstar Board Corp.	127,602	202,110
*	HannStar Display Corp.	754,000	334,060
	HannsTouch Holdings Co.	188,079	65,022
	Hanpin Electron Co. Ltd.	14,000	15,421
	Harvatek Corp.	62,000	45,415

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Heran Co. Ltd.	3,000	$10,896
	Hey Song Corp.	106,000	134,999
	Highlight Tech Corp.	23,871	39,313
	Highwealth Construction Corp.	193,991	261,372
#	HIM International Music, Inc.	11,900	39,079
	Hiroca Holdings Ltd.	26,000	31,889
	Hitron Technology, Inc.	38,559	56,283
	Hiwin Mikrosystem Corp.	4,000	8,958
	Hiwin Technologies Corp.	69,949	470,850
	Hiyes International Co. Ltd.	8,000	16,792
	Ho Tung Chemical Corp.	399,125	108,166
#	Hocheng Corp.	105,780	71,898
	Holiday Entertainment Co. Ltd.	15,300	43,068
	Holtek Semiconductor, Inc.	48,000	106,048
	Holy Stone Enterprise Co. Ltd.	40,425	125,549
	Hon Hai Precision Industry Co. Ltd.	746,624	2,583,566
*	Hong Pu Real Estate Development Co. Ltd.	97,000	81,506
	Hong TAI Electric Industrial	66,000	55,408
	Hong YI Fiber Industry Co.	56,000	29,762
*	Horizon Securities Co. Ltd.	119,780	50,720
	Hota Industrial Manufacturing Co. Ltd.	19,263	41,024
	Hotai Finance Co. Ltd.	42,900	193,949
	Hotai Motor Co. Ltd.	9,000	217,307
*	Hotron Precision Electronic Industrial Co. Ltd.	19,448	26,280
	Hsin Kuang Steel Co. Ltd.	46,000	71,373
	Hsin Yung Chien Co. Ltd.	12,390	40,498
	Hsing TA Cement Co.	70,000	38,123
*	HTC Corp.	145,000	258,255
	Hu Lane Associate, Inc.	17,725	89,455
#	HUA ENG Wire & Cable Co. Ltd.	132,000	86,730
	Hua Nan Financial Holdings Co. Ltd., Class C	1,135,055	804,090
	Hua Yu Lien Development Co. Ltd.	21,000	42,418
	Huaku Development Co. Ltd.	83,000	239,289
	Hung Ching Development & Construction Co. Ltd.	54,000	41,091
	Hung Sheng Construction Ltd.	147,664	95,679
	Hwa Fong Rubber Industrial Co. Ltd.	67,242	30,489
*	IBF Financial Holdings Co. Ltd.	1,216,585	465,037
#	Ichia Technologies, Inc.	119,000	134,198
	I-Chiun Precision Industry Co. Ltd.	38,851	57,493
	IEI Integration Corp.	47,340	124,189
	Infortrend Technology, Inc.	88,000	68,400
#	Info-Tek Corp.	12,000	19,606
	Innodisk Corp.	23,573	236,492
	Innolux Corp.	2,404,910	1,277,068
	Inpaq Technology Co. Ltd.	22,800	36,423
	Insyde Software Corp.	11,000	60,795
	Intai Technology Corp.	8,400	33,700
	Integrated Service Technology, Inc.	27,109	97,258
	IntelliEPI, Inc.	8,000	14,657
	International CSRC Investment Holdings Co.	291,562	193,029
	International Games System Co. Ltd., Class C	38,000	741,975
#	Inventec Corp.	670,000	1,362,909
	Iron Force Industrial Co. Ltd.	14,000	42,504
	I-Sheng Electric Wire & Cable Co. Ltd.	25,000	36,066
	ITE Technology, Inc.	43,000	212,005
	ITEQ Corp.	104,029	262,950
	Jarllytec Co. Ltd.	21,000	45,930
	Jean Co. Ltd.	25,087	14,517
	Jentech Precision Industrial Co. Ltd.	10,998	186,447

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Jess-Link Products Co. Ltd.	30,250	$65,134
	Jia Wei Lifestyle, Inc.	9,442	17,368
	Jih Lin Technology Co. Ltd.	28,000	71,450
	Jiin Yeeh Ding Enterprise Co. Ltd.	12,000	18,824
#	Jinan Acetate Chemical Co. Ltd.	5,989	179,495
	Jourdeness Group Ltd.	13,000	32,147
	K Laser Technology, Inc.	44,000	37,069
	Kaimei Electronic Corp.	31,120	63,789
	Kaori Heat Treatment Co. Ltd.	13,000	141,339
	Kedge Construction Co. Ltd.	6,831	15,602
*	Keding Enterprises Co. Ltd.	3,000	11,746
	KEE TAI Properties Co. Ltd.	185,000	71,887
#	Kenda Rubber Industrial Co. Ltd.	174,316	162,913
	Kerry TJ Logistics Co. Ltd.	53,000	60,951
*	Key Ware Electronics Co. Ltd.	61,129	23,365
	Keystone Microtech Corp.	2,000	15,044
	Kindom Development Co. Ltd.	91,200	88,797
	King Chou Marine Technology Co. Ltd.	36,340	46,048
	King Slide Works Co. Ltd.	12,000	347,683
	King Yuan Electronics Co. Ltd.	511,000	1,026,824
	King's Town Bank Co. Ltd.	388,000	444,653
*	King's Town Construction Co. Ltd.	34,000	33,658
	Kinik Co.	29,000	128,369
	Kinko Optical Co. Ltd.	28,365	25,441
	Kinpo Electronics	566,000	312,451
	Kinsus Interconnect Technology Corp.	104,000	343,425
	KMC Kuei Meng International, Inc.	17,300	85,174
#	KNH Enterprise Co. Ltd.	76,000	46,128
	Ko Ja Cayman Co. Ltd.	5,000	7,414
	KS Terminals, Inc.	32,000	80,266
	Kung Long Batteries Industrial Co. Ltd.	21,000	96,251
*	Kung Sing Engineering Corp.	190,573	43,669
	Kuo Toong International Co. Ltd.	80,315	94,248
*	Kuo Yang Construction Co. Ltd.	84,360	51,862
	Kwong Lung Enterprise Co. Ltd.	20,000	35,449
	KYE Systems Corp.	99,000	36,272
	L&K Engineering Co. Ltd.	71,000	179,165
	La Kaffa International Co. Ltd.	11,000	49,336
	LAN FA Textile	93,000	28,087
	Land Mark Optoelectronics Corp.	14,000	52,233
	Lanner Electronics, Inc.	30,048	111,198
	Largan Precision Co. Ltd.	14,000	971,063
	Laser Tek Taiwan Co. Ltd.	13,300	14,249
	Leadtrend Technology Corp.	4,409	8,084
	Lealea Enterprise Co. Ltd.	352,560	119,029
	LEE CHI Enterprises Co. Ltd.	56,000	30,241
	Lemtech Holdings Co. Ltd.	9,656	26,199
*	Li Cheng Enterprise Co. Ltd.	25,785	17,349
*	Li Peng Enterprise Co. Ltd.	236,600	59,102
	Lian HWA Food Corp.	26,160	75,428
	Lida Holdings Ltd.	28,240	28,507
*	Lien Hwa Industrial Holdings Corp.	170,270	346,774
	Lingsen Precision Industries Ltd.	174,000	103,901
	Lite-On Technology Corp.	399,417	1,920,515
*	Long Bon International Co. Ltd.	97,100	51,147
	Long Da Construction & Development Corp.	61,000	42,738
	Longchen Paper & Packaging Co. Ltd.	278,641	150,970
	Longwell Co.	24,000	47,094
	Lotes Co. Ltd.	21,700	517,050

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Lotus Pharmaceutical Co. Ltd.	22,000	$201,030
	Lumax International Corp. Ltd.	19,440	50,003
*	Lung Yen Life Service Corp.	59,000	69,657
#	Luxe Green Energy Technology Co. Ltd.	14,490	18,466
	M31 Technology Corp.	2,200	62,016
	Macauto Industrial Co. Ltd.	17,000	43,436
	Machvision, Inc.	8,358	59,028
	Macroblock, Inc.	8,000	24,516
	Macronix International Co. Ltd.	628,798	625,790
	Makalot Industrial Co. Ltd.	36,865	366,250
	Marketech International Corp.	9,000	40,979
*	Materials Analysis Technology, Inc.	18,151	157,606
	Mayer Steel Pipe Corp.	64,000	54,640
#	Mechema Chemicals International Corp.	13,000	37,037
	Medeon Biodesign, Inc.	6,000	10,869
	MediaTek, Inc.	152,000	3,344,746
*	Medigen Biotechnology Corp.	21,000	21,451
	Mega Financial Holding Co. Ltd.	1,158,224	1,485,202
	Meiloon Industrial Co.	40,600	26,759
	Mercuries & Associates Holding Ltd.	203,949	95,153
*	Mercuries Life Insurance Co. Ltd.	799,188	133,589
	Merida Industry Co. Ltd.	35,000	241,808
	Merry Electronics Co. Ltd.	40,854	118,709
	Micro-Star International Co. Ltd.	184,000	1,141,268
	Mildef Crete, Inc.	18,000	36,600
	MIN AIK Technology Co. Ltd.	58,600	37,894
	Mirle Automation Corp.	61,000	75,768
#	Mitac Holdings Corp.	403,560	605,362
	momo.com, Inc.	14,480	276,557
#	MOSA Industrial Corp.	30,297	25,342
	MPI Corp.	30,000	195,965
	MSSCORPS Co. Ltd.	6,000	36,059
	Nak Sealing Technologies Corp.	19,000	90,069
	Namchow Holdings Co. Ltd.	63,000	97,982
	Nan Liu Enterprise Co. Ltd.	7,000	17,158
	Nan Ya Plastics Corp.	282,000	628,414
	Nan Ya Printed Circuit Board Corp.	54,000	427,579
	Nang Kuang Pharmaceutical Co. Ltd.	14,000	27,371
	Nantex Industry Co. Ltd.	52,780	61,125
	Nanya Technology Corp.	271,432	626,349
	National Aerospace Fasteners Corp.	8,000	24,500
	National Petroleum Co. Ltd.	7,000	15,573
	Netronix, Inc.	17,000	41,167
	New Best Wire Industrial Co. Ltd.	14,400	15,638
*	New Era Electronics Co. Ltd.	29,000	17,884
*	Newmax Technology Co. Ltd.	26,000	25,768
	Nexcom International Co. Ltd.	13,000	26,365
	Nichidenbo Corp.	72,030	122,283
	Nidec Chaun-Choung Technology Corp.	3,000	16,336
	Nien Hsing Textile Co. Ltd.	51,245	32,222
	Nien Made Enterprise Co. Ltd.	46,000	476,833
	Niko Semiconductor Co. Ltd.	12,000	19,937
	Nishoku Technology, Inc.	16,000	42,025
	Nova Technology Corp.	10,000	34,560
	Novatek Microelectronics Corp.	112,000	1,514,635
#	Nuvoton Technology Corp.	43,000	192,379
	O-Bank Co. Ltd.	458,620	145,891
	Ocean Plastics Co. Ltd.	52,000	57,468
	OK Biotech Co. Ltd.	16,000	16,715

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Oneness Biotech Co. Ltd.	15,926	$98,537
	Orient Semiconductor Electronics Ltd.	146,107	209,963
	Oriental Union Chemical Corp.	228,000	159,086
#	O-TA Precision Industry Co. Ltd.	29,422	85,877
	Pacific Construction Co.	29,000	8,471
	Pacific Hospital Supply Co. Ltd.	16,496	45,979
	Paiho Shih Holdings Corp.	49,845	33,464
	Pan German Universal Motors Ltd.	3,000	30,105
	Pan Jit International, Inc.	51,700	120,053
	Pan-International Industrial Corp.	165,000	218,823
	Parade Technologies Ltd.	9,000	264,220
	Paragon Technologies Co. Ltd.	26,000	34,323
#	Parpro Corp.	19,000	25,608
*	PChome Online, Inc.	32,000	46,038
	PCL Technologies, Inc.	15,379	44,400
	P-Duke Technology Co. Ltd.	23,968	82,032
	Pegatron Corp.	533,000	1,297,912
#	Pegavision Corp.	10,000	121,105
*	PharmaEssentia Corp.	7,219	78,757
*††	Pharmally International Holding Co. Ltd.	10,983	0
	Phison Electronics Corp.	40,000	521,531
	Pixart Imaging, Inc.	34,000	125,079
	Planet Technology Corp.	14,000	61,113
	Plastron Precision Co. Ltd.	28,126	16,539
#*	Polaris Group	7,000	19,167
	Polytronics Technology Corp.	12,564	23,219
	Pou Chen Corp.	666,000	662,720
	Power Wind Health Industry, Inc.	11,968	58,144
#	Powerchip Semiconductor Manufacturing Corp.	912,000	871,750
	Powertech Technology, Inc.	394,000	1,388,655
	Poya International Co. Ltd.	20,152	328,237
	President Chain Store Corp.	79,000	701,846
	President Securities Corp.	455,652	295,667
	Primax Electronics Ltd.	181,000	372,093
	Prince Housing & Development Corp.	421,000	153,428
	Princeton Technology Corp.	11,000	10,739
	Pro Hawk Corp.	6,000	28,063
	Promate Electronic Co. Ltd.	39,000	56,259
	Prosperity Dielectrics Co. Ltd.	35,086	45,285
	Qisda Corp.	303,000	481,211
#	QST International Corp.	25,300	49,279
	Qualipoly Chemical Corp.	21,000	24,433
	Quang Viet Enterprise Co. Ltd.	17,000	66,898
	Quanta Computer, Inc.	98,000	745,570
	Quanta Storage, Inc.	62,000	212,462
	Quintain Steel Co. Ltd.	57,567	31,254
	Radiant Opto-Electronics Corp.	159,000	610,597
	Radium Life Tech Co. Ltd.	287,089	82,601
	Rafael Microelectronics, Inc.	10,821	48,469
	Raydium Semiconductor Corp.	2,000	21,069
	Realtek Semiconductor Corp.	32,000	439,492
	Rechi Precision Co. Ltd.	146,000	110,532
*	Rexon Industrial Corp. Ltd.	29,000	32,923
	Rich Development Co. Ltd.	251,000	76,770
	Right WAY Industrial Co. Ltd.	17,000	9,483
*	Ritek Corp.	311,084	90,677
	Rodex Fasteners Corp.	13,000	17,881
*††	Roo Hsing Co. Ltd.	93,000	11,571
	Ruentex Development Co. Ltd.	388,098	440,382

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ruentex Engineering & Construction Co.	19,000	$62,281
	Ruentex Industries Ltd.	253,904	501,541
	Sakura Development Co. Ltd.	12,000	18,873
	Sampo Corp.	104,400	92,263
	San Fang Chemical Industry Co. Ltd.	75,679	57,106
	San Far Property Ltd.	128,925	58,268
	San Shing Fastech Corp.	44,000	80,237
	Sanitar Co. Ltd.	13,000	15,434
	Sanyang Motor Co. Ltd.	119,000	299,394
*	Savior Lifetec Corp.	72,074	39,614
*	SCI Pharmtech, Inc.	4,500	14,749
	Scientech Corp.	20,000	159,387
	ScinoPharm Taiwan Ltd.	13,000	13,201
	SDI Corp.	28,000	95,247
	Sea Sonic Electronics Co. Ltd.	19,000	62,396
	Senao International Co. Ltd.	28,000	31,650
#	Senao Networks, Inc.	10,000	101,952
	Sensortek Technology Corp.	7,000	67,920
	Sercomm Corp.	85,000	331,158
#	Sesoda Corp.	79,104	86,011
	Shanghai Commercial & Savings Bank Ltd.	419,903	588,600
	Shan-Loong Transportation Co. Ltd.	44,000	46,057
	Sharehope Medicine Co. Ltd.	16,192	19,691
	Sheng Yu Steel Co. Ltd.	40,000	31,292
	ShenMao Technology, Inc.	21,000	45,702
	Shih Her Technologies, Inc.	19,000	42,362
	Shih Wei Navigation Co. Ltd.	158,786	99,121
	Shihlin Electric & Engineering Corp.	83,000	391,952
	Shin Hsiung Natural Gas Co. Ltd.	6,900	15,174
*	Shin Kong Financial Holding Co. Ltd.	3,171,243	973,375
	Shin Ruenn Development Co. Ltd.	13,000	19,425
#	Shin Zu Shing Co. Ltd.	52,980	143,208
	Shinfox Energy Co. Ltd.	15,000	49,979
*	Shining Building Business Co. Ltd.	191,632	62,873
	Shinkong Insurance Co. Ltd.	78,000	134,286
#	Shinkong Synthetic Fibers Corp.	548,000	299,213
	Shinkong Textile Co. Ltd.	14,000	20,188
	Shiny Chemical Industrial Co. Ltd.	22,360	99,086
	ShunSin Technology Holding Ltd.	7,000	22,651
*	Shuttle, Inc.	154,000	76,876
	Sigurd Microelectronics Corp.	233,226	393,299
	Silergy Corp.	34,000	359,631
	Silicon Integrated Systems Corp.	20,000	12,899
	Simplo Technology Co. Ltd.	34,600	338,668
	Sinbon Electronics Co. Ltd.	29,064	311,693
	Sincere Navigation Corp.	133,900	80,450
	Sinher Technology, Inc.	28,000	31,205
	Sinmag Equipment Corp.	17,420	73,237
	Sino-American Silicon Products, Inc.	197,000	1,077,190
	Sinon Corp.	180,000	208,109
	SinoPac Financial Holdings Co. Ltd.	1,861,102	1,105,200
	Sinphar Pharmaceutical Co. Ltd.	30,340	31,274
	Sinyi Realty, Inc.	80,544	74,404
	Sirtec International Co. Ltd.	42,800	40,228
	Sitronix Technology Corp.	51,000	358,216
	Siward Crystal Technology Co. Ltd.	64,000	70,912
	Soft-World International Corp.	21,000	67,522
	Solar Applied Materials Technology Corp.	98,398	117,821
	Solomon Technology Corp.	56,000	71,174

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Solteam, Inc.	11,849	$15,866
	Sonix Technology Co. Ltd.	50,000	73,554
	Speed Tech Corp.	28,000	46,625
	Spirox Corp.	29,000	39,991
	Sporton International, Inc.	23,330	178,678
	St Shine Optical Co. Ltd.	17,000	117,050
	Standard Chemical & Pharmaceutical Co. Ltd.	32,000	65,636
	Standard Foods Corp.	114,402	144,593
	Stark Technology, Inc.	19,200	75,902
	Sun Race Sturmey-Archer, Inc.	13,000	15,173
*	Sun Yad Construction Co. Ltd.	42,433	15,890
	Sunfun Info Co. Ltd.	2,920	16,436
	Sunjuice Holdings Co. Ltd.	5,000	47,731
*	Sunko INK Co. Ltd.	55,250	25,359
	SunMax Biotechnology Co. Ltd.	11,000	69,954
	Sunny Friend Environmental Technology Co. Ltd.	19,737	84,811
#	Sunonwealth Electric Machine Industry Co. Ltd.	70,000	295,016
	Sunplus Technology Co. Ltd.	183,000	179,637
	Sunrex Technology Corp.	34,561	46,668
	Sunspring Metal Corp.	41,351	29,292
#	Supreme Electronics Co. Ltd.	150,935	232,177
	Swancor Holding Co. Ltd.	12,000	33,731
	Sweeten Real Estate Development Co. Ltd.	22,000	18,217
	Symtek Automation Asia Co. Ltd.	15,486	55,517
	Syncmold Enterprise Corp.	45,000	82,817
*	SYNergy ScienTech Corp.	12,000	9,601
	Synmosa Biopharma Corp.	23,000	31,709
	Synnex Technology International Corp.	356,250	671,436
	Systex Corp.	51,000	191,203
	T3EX Global Holdings Corp.	35,039	80,693
	TA Chen Stainless Pipe	599,820	754,766
	Ta Liang Technology Co. Ltd.	22,000	28,232
	Ta Ya Electric Wire & Cable	106,174	127,640
	Tah Hsin Industrial Corp.	16,011	36,111
	TA-I Technology Co. Ltd.	34,750	50,260
*	Tai Tung Communication Co. Ltd.	25,934	14,358
	Taichung Commercial Bank Co. Ltd.	1,352,708	642,135
	TaiDoc Technology Corp.	16,471	96,934
	Taiflex Scientific Co. Ltd.	70,060	93,868
	Taimide Tech, Inc.	34,450	54,158
	Tainan Enterprises Co. Ltd.	37,000	29,243
	Tainan Spinning Co. Ltd.	518,240	256,673
	Tai-Saw Technology Co. Ltd.	27,000	23,988
	Taishin Financial Holding Co. Ltd.	2,220,436	1,291,761
	Taisun Enterprise Co. Ltd.	42,000	35,018
	Taita Chemical Co. Ltd.	126,197	80,656
	TAI-TECH Advanced Electronics Co. Ltd.	13,000	48,287
	Taiwan Business Bank	1,822,649	836,812
	Taiwan Cement Corp.	923,102	1,096,838
	Taiwan Chinsan Electronic Industrial Co. Ltd.	41,288	47,302
	Taiwan Cogeneration Corp.	104,728	171,580
	Taiwan Cooperative Financial Holding Co. Ltd.	1,293,159	1,210,518
	Taiwan FamilyMart Co. Ltd.	13,000	88,907
	Taiwan Fertilizer Co. Ltd.	231,000	472,174
*	Taiwan Fire & Marine Insurance Co. Ltd.	96,000	70,265
	Taiwan FU Hsing Industrial Co. Ltd.	36,000	49,005
*	Taiwan Glass Industry Corp.	400,046	275,115
	Taiwan High Speed Rail Corp.	261,000	250,664
	Taiwan Hon Chuan Enterprise Co. Ltd.	99,927	342,678

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	44,000	$56,525
††	Taiwan Land Development Corp.	269,666	4,312
	Taiwan Line Tek Electronic	13,000	13,633
	Taiwan Mask Corp.	43,000	104,330
	Taiwan Mobile Co. Ltd.	170,000	510,821
	Taiwan Navigation Co. Ltd.	88,000	77,342
	Taiwan Paiho Ltd.	115,000	212,084
	Taiwan PCB Techvest Co. Ltd.	101,000	139,667
	Taiwan Sakura Corp.	51,200	102,824
	Taiwan Sanyo Electric Co. Ltd.	10,000	12,321
	Taiwan Secom Co. Ltd.	55,000	191,711
	Taiwan Semiconductor Co. Ltd.	45,000	126,979
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	12,826,936
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	21,127,391
	Taiwan Shin Kong Security Co. Ltd.	56,560	72,361
	Taiwan Steel Union Co. Ltd.	5,000	14,360
	Taiwan Styrene Monomer	119,000	62,139
	Taiwan Surface Mounting Technology Corp.	64,800	186,791
	Taiwan Taxi Co. Ltd.	7,292	26,960
#*	Taiwan TEA Corp.	281,000	259,160
#	Taiwan Union Technology Corp.	65,000	258,891
#	Taiwan-Asia Semiconductor Corp.	117,889	202,799
	Taiyen Biotech Co. Ltd.	42,000	46,730
*	Tatung Co. Ltd.	441,000	695,861
	TCI Co. Ltd.	30,256	165,561
	Te Chang Construction Co. Ltd.	29,000	78,946
	Teco Electric & Machinery Co. Ltd.	548,000	939,555
	Tehmag Foods Corp.	8,560	78,185
	TEKOM Technologies, Inc.	3,000	10,652
	Tera Autotech Corp.	29,187	31,401
	Test Research, Inc.	42,000	81,675
	Test Rite International Co. Ltd.	62,000	39,572
*	Tex-Ray Industrial Co. Ltd.	50,000	19,812
	Thermaltake Technology Co. Ltd.	19,000	30,781
	Thinking Electronic Industrial Co. Ltd.	24,000	122,478
	Thye Ming Industrial Co. Ltd.	44,800	76,311
	Ton Yi Industrial Corp.	294,000	166,768
	Tong Hsing Electronic Industries Ltd.	42,487	213,713
	Tong Yang Industry Co. Ltd.	199,000	384,968
	Tong-Tai Machine & Tool Co. Ltd.	85,060	55,262
	Topco Scientific Co. Ltd.	50,288	288,093
	Topkey Corp.	26,000	141,637
	Topoint Technology Co. Ltd.	65,200	70,153
	Toung Loong Textile Manufacturing	42,840	33,450
	TPK Holding Co. Ltd.	139,000	173,434
	Trade-Van Information Services Co.	11,000	22,948
	Transcend Information, Inc.	24,000	54,424
	Transcom, Inc.	8,000	45,852
	Tripod Technology Corp.	149,000	802,043
	Tsann Kuen Enterprise Co. Ltd.	11,226	15,371
	TSC Auto ID Technology Co. Ltd.	11,530	104,679
	TSEC Corp.	80,790	80,406
	TSRC Corp.	216,000	172,682
	Ttet Union Corp.	12,000	55,557
	TTFB Co. Ltd.	3,945	37,760
	TTY Biopharm Co. Ltd.	60,000	146,173
*	Tul Corp.	19,000	55,234
	Tung Ho Steel Enterprise Corp.	248,570	442,588
#	Tung Thih Electronic Co. Ltd.	19,000	83,645

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Turvo International Co. Ltd.	10,410	$37,319
	TXC Corp.	99,000	278,963
	TYC Brother Industrial Co. Ltd.	116,000	123,162
*	Tycoons Group Enterprise	143,700	41,350
	Tyntek Corp.	110,000	75,769
	UDE Corp.	34,000	71,148
	U-Ming Marine Transport Corp.	189,000	256,352
	Unic Technology Corp.	28,000	20,685
	Unimicron Technology Corp.	384,000	2,267,062
	Union Bank Of Taiwan	911,393	451,300
	Uni-President Enterprises Corp.	491,560	1,179,285
	Unitech Computer Co. Ltd.	14,000	15,470
*	Unitech Printed Circuit Board Corp.	198,586	111,824
	United Integrated Services Co. Ltd.	64,000	450,202
#	United Microelectronics Corp., Sponsored ADR	5,400	40,554
	United Microelectronics Corp.	1,888,000	2,837,095
*	United Orthopedic Corp.	18,422	42,902
	United Radiant Technology	34,000	21,171
	United Recommend International Co. Ltd.	12,750	33,529
*	United Renewable Energy Co. Ltd.	369,206	209,478
*††	Unity Opto Technology Co. Ltd.	186,000	0
	Universal Cement Corp.	209,213	194,569
*	Universal Vision Biotechnology Co. Ltd.	14,600	182,177
	UPC Technology Corp.	321,221	171,596
*	UPI Semiconductor Corp.	10,000	78,634
	Userjoy Technology Co. Ltd.	9,328	22,935
	USI Corp.	392,204	291,150
	Utechzone Co. Ltd.	15,000	38,847
#	Vanguard International Semiconductor Corp.	254,000	626,251
	Ve Wong Corp.	18,000	24,325
	Ventec International Group Co. Ltd., Class C	21,000	55,595
	Visual Photonics Epitaxy Co. Ltd.	42,500	179,817
	Voltronic Power Technology Corp.	15,442	861,672
	Wafer Works Corp.	137,048	185,657
	Waffer Technology Corp.	22,463	83,194
	Wah Hong Industrial Corp.	27,000	26,431
	Wah Lee Industrial Corp.	76,500	197,200
	Walsin Lihwa Corp.	511,038	652,354
	Walsin Technology Corp.	88,398	267,216
	Walton Advanced Engineering, Inc.	127,000	59,067
	Wan Hai Lines Ltd.	244,500	392,991
	WAN HWA Enterprise Co.	23,000	9,482
*	WEI Chih Steel Industrial Co. Ltd.	15,000	11,620
	Wei Chuan Foods Corp.	104,000	65,629
	Weikeng Industrial Co. Ltd.	134,734	148,323
	Well Shin Technology Co. Ltd.	34,000	53,289
	WELLELL, Inc.	24,000	23,639
	Wholetech System Hitech Ltd.	19,000	28,496
	Win Semiconductors Corp.	64,840	338,595
	Winbond Electronics Corp.	1,011,804	948,392
#	Winstek Semiconductor Co. Ltd.	28,000	75,280
	WinWay Technology Co. Ltd.	5,000	125,078
	Wisdom Marine Lines Co. Ltd.	158,236	229,895
	Wistron Corp.	890,288	4,018,521
	Wistron Information Technology & Services Corp.	5,329	26,708
	Wistron NeWeb Corp.	105,267	374,455
	Wiwynn Corp.	11,000	624,680
#	Wonderful Hi-Tech Co. Ltd.	44,357	54,385
*	Wowprime Corp.	32,000	300,659

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	WPG Holdings Ltd.	425,520	$683,921
	WT Microelectronics Co. Ltd.	140,567	307,195
	WUS Printed Circuit Co. Ltd.	70,735	101,220
	XAC Automation Corp.	27,000	19,724
	XinTec, Inc.	54,000	215,612
	Xxentria Technology Materials Corp.	29,700	66,977
	Yageo Corp.	58,440	856,750
	Yang Ming Marine Transport Corp.	598,215	887,396
	Yankey Engineering Co. Ltd.	6,519	58,199
	YC INOX Co. Ltd.	80,094	69,903
	Yea Shin International Development Co. Ltd.	95,280	75,194
	Yem Chio Co. Ltd.	185,936	87,889
	Yeong Guan Energy Technology Group Co. Ltd.	43,164	79,600
#	YFC-Boneagle Electric Co. Ltd.	32,321	25,864
	YFY, Inc.	554,000	650,308
	Yi Jinn Industrial Co. Ltd.	92,800	51,389
	Yieh Phui Enterprise Co. Ltd.	366,212	174,611
	Yonyu Plastics Co. Ltd.	38,000	38,531
	Young Fast Optoelectronics Co. Ltd.	30,000	33,679
	Youngtek Electronics Corp.	30,160	65,343
	Yuanta Financial Holding Co. Ltd.	1,595,999	1,241,092
	Yuanta Futures Co. Ltd.	15,792	27,157
	Yuen Chang Stainless Steel Co. Ltd., Class C	31,547	18,149
	Yuen Foong Yu Consumer Products Co. Ltd.	35,000	42,589
	Yulon Finance Corp.	91,223	551,385
	Yulon Motor Co. Ltd.	239,536	626,491
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	14,000	33,647
	Yungshin Construction & Development Co. Ltd.	30,000	72,396
	YungShin Global Holding Corp.	42,800	59,541
	Yusin Holding Corp.	6,000	19,696
	Zeng Hsing Industrial Co. Ltd.	23,635	79,817
	Zenitron Corp.	78,000	77,656
	Zero One Technology Co. Ltd.	40,528	88,060
	Zhen Ding Technology Holding Ltd.	181,400	607,878
	Zig Sheng Industrial Co. Ltd.	168,000	53,297
*	Zinwell Corp.	137,000	92,433
	Zippy Technology Corp.	45,000	75,424
	Zyxel Group Corp.	79,944	137,905
TOTAL TAIWAN			211,637,708
THAILAND — (0.7%)
	AAPICO Hitech PCL	71,300	69,261
*	Absolute Clean Energy PCL	496,900	27,147
	Advanced Info Service PCL	83,800	553,301
	Advanced Information Technology PCL, Class F	290,300	42,406
	AEON Thana Sinsap Thailand PCL	29,800	135,816
	After You PCL	82,900	24,946
*	Airports of Thailand PCL	162,100	338,609
	AJ Plast PCL	58,400	15,100
	Allianz Ayudhya Capital PCL	9,200	10,415
	Amata Corp. PCL	274,900	188,735
	AP Thailand PCL	765,200	272,737
	Asia Plus Group Holdings PCL	679,600	56,784
	Asia Sermkij Leasing PCL, NVDR	24,600	17,608
	Asian Insulators PCL	71,750	9,894
	Asphere Innovations PCL	52,200	17,843
	Asset World Corp. PCL	392,000	51,307
	Assetwise PCL	49,300	12,387
	B Grimm Power PCL	76,600	86,718

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Bangchak Corp. PCL	461,800	$516,053
*	Bangkok Airways PCL	88,000	39,592
	Bangkok Bank PCL	35,000	175,364
	Bangkok Bank PCL, NVDR	35,500	177,869
#	Bangkok Chain Hospital PCL	392,400	204,060
	Bangkok Commercial Asset Management PCL	278,000	89,340
	Bangkok Dusit Medical Services PCL, Class F	566,500	475,824
	Bangkok Expressway & Metro PCL	353,440	93,965
	Bangkok Insurance PCL	15,100	135,874
	Bangkok Land PCL	4,528,100	107,154
	Bangkok Life Assurance PCL, NVDR	137,800	97,426
*	Bangkok Ranch PCL	236,200	19,736
	Banpu PCL	1,653,333	470,949
	Banpu Power PCL	99,800	42,277
	BCPG PCL	127,400	35,917
	BEC World PCL	309,452	73,682
	Berli Jucker PCL	197,050	201,490
*	Better World Green PCL	1,758,200	33,388
	BG Container Glass PCL	32,000	8,788
*	Bound & Beyond PCL	65,700	25,720
	BTS Group Holdings PCL	679,500	160,799
	Bumrungrad Hospital PCL	14,500	91,502
	Business Online PCL	80,300	23,694
	Cal-Comp Electronics Thailand PCL, Class F	1,081,743	62,575
	Carabao Group PCL, Class F	45,100	95,856
	Central Pattana PCL	114,800	228,066
*	Central Plaza Hotel PCL	14,500	20,016
	Central Retail Corp. PCL	149,775	180,498
	CH Karnchang PCL	232,300	145,914
	Charoen Pokphand Foods PCL	552,377	327,598
	Chularat Hospital PCL, Class F	1,709,500	144,836
	CIMB Thai Bank PCL	778,200	16,597
	CK Power PCL	271,900	27,485
	Com7 PCL, Class F	181,200	148,226
*	Country Group Development PCL	907,200	9,807
*	Country Group Holdings PCL, Class F	420,300	9,209
	CP ALL PCL	119,700	222,063
	Delta Electronics Thailand PCL	98,600	325,510
*	Demco PCL	239,200	21,524
*	Demco PCL	47,840	0
	Dhipaya Group Holdings PCL	133,200	168,306
	Diamond Building Products PCL	85,800	20,429
	Dynasty Ceramic PCL	1,370,220	82,464
	Eastern Polymer Group PCL, Class F	259,000	49,940
*	Eastern Power Group PCL	61,164	5,325
	Eastern Water Resources Development & Management PCL, Class F	233,400	31,776
	Ekachai Medical Care PCL	95,300	21,438
	Electricity Generating PCL	27,900	108,816
	Energy Absolute PCL	164,800	298,509
	Esso Thailand PCL	203,700	56,238
	Exotic Food PCL, Class F	42,200	29,712
	Forth Corp. PCL	71,200	63,444
	Forth Smart Service PCL	86,500	23,249
	Frasers Property Thailand PCL	25,000	10,810
*	General Engineering PCL	1,863,500	11,977
	GFPT PCL	118,400	41,855
	Global Green Chemicals PCL, Class F	117,000	40,335
	Global Power Synergy PCL, Class F	68,831	116,130
*	Green Tech Ventures PCL, Class F	1,921,500	11,227

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Gulf Energy Development PCL	78,400	$113,951
	Gunkul Engineering PCL	1,212,800	122,595
	Haad Thip PCL	13,900	15,025
	Hana Microelectronics PCL	141,600	209,946
	Home Product Center PCL	636,320	263,981
	Hwa Fong Rubber Thailand PCL, Class F	88,400	11,054
	Ichitan Group PCL	155,600	66,825
	Index Livingmall PCL	63,600	42,550
	Indorama Ventures PCL	287,500	287,679
	Interlink Communication PCL	140,900	29,638
	Intouch Holdings PCL, Class F	10,900	24,520
	IRPC PCL	2,471,700	176,195
*	IT City PCL	21,800	1,987
*	Italian-Thai Development PCL	1,448,300	60,507
*	Jasmine International PCL	1,589,900	71,067
	Jaymart Group Holdings PCL	65,700	32,630
	JMT Network Services PCL	83,580	94,620
	Karmarts PCL	338,400	137,421
	KCE Electronics PCL	186,800	236,033
	KGI Securities Thailand PCL	504,800	68,135
	Khon Kaen Sugar Industry PCL	625,296	55,901
	Kiatnakin Phatra Bank PCL	90,400	146,579
	Krung Thai Bank PCL	312,000	186,860
	Krungthai Card PCL	128,800	176,857
	Ladprao General Hospital PCL, Class F	56,700	8,862
	Lalin Property PCL	23,700	6,059
	Land & Houses PCL	1,333,400	331,122
	Land & Houses PCL, NVDR	108,300	26,894
	Lanna Resources PCL	121,200	56,654
	LH Financial Group PCL	1,555,400	48,622
*	Loxley PCL	909,200	47,547
	LPN Development PCL	565,100	69,010
	Major Cineplex Group PCL	54,700	24,451
*	Master Ad PCL	280,600	4,017
	MBK PCL	299,712	143,601
	MC Group PCL	93,300	32,437
	MCS Steel PCL	101,800	19,332
*	MDX PCL	63,100	5,899
	Mega Lifesciences PCL	117,700	133,247
	Minor International PCL	389,846	375,851
	MK Restaurants Group PCL	60,200	81,342
	Muangthai Capital PCL	148,100	153,600
	Namyong Terminal PCL	161,200	18,273
	Netbay PCL	22,700	14,192
	Next Capital PCL	115,700	12,710
	Ngern Tid Lor PCL	243,837	156,010
	Noble Development PCL	162,000	19,878
	Nonthavej Hospital PCL	10,100	11,065
	Northeast Rubber PCL	278,200	38,200
*	Nusasiri PCL	1,219,100	17,808
	Origin Property PCL, Class F	315,200	96,691
	Osotspa PCL	114,600	97,931
	Plan B Media PCL, Class F	667,764	166,801
*	Platinum Group PCL, Class F	367,600	32,433
	Polyplex Thailand PCL	171,000	72,939
	Praram 9 Hospital PCL	51,200	27,373
	Precious Shipping PCL	252,100	69,232
	Premier Marketing PCL	152,100	38,882
	Prima Marine PCL	355,600	69,606

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Principal Capital PCL	74,100	$9,395
	Property Perfect PCL	3,542,385	38,292
	Pruksa Holding PCL	319,400	123,174
*	PSG Corp. PCL	499,700	13,285
	PTG Energy PCL	448,900	141,639
	PTT Exploration & Production PCL	296,000	1,379,308
	PTT Global Chemical PCL	223,300	257,688
	PTT Oil & Retail Business PCL	33,500	20,944
	PTT PCL	1,306,600	1,336,041
	Quality Houses PCL	2,775,632	184,887
	R&B Food Supply PCL	50,900	15,019
*	Rabbit Holdings PCL, Class F	4,778,534	73,991
*	Raimon Land PCL	1,256,400	19,087
	Rajthanee Hospital PCL	75,000	61,352
	Ramkhamhaeng Hospital PCL, Class F	8,800	10,605
	Ratch Group PCL	110,900	117,449
	Ratchaphruek Hospital PCL, Class F	70,600	12,479
	Ratchthani Leasing PCL	777,737	72,710
	Regional Container Lines PCL	140,400	98,444
	Rojana Industrial Park PCL	322,357	53,210
	RS PCL	134,310	56,112
*	S Hotels & Resorts PCL	202,000	16,878
	Sabina PCL	46,985	33,219
	Saha Pathana Inter-Holding PCL	18,900	38,238
	Sahamitr Pressure Container PCL	69,300	21,663
	Saha-Union PCL	22,400	20,123
*	Samart Corp. PCL	126,000	23,375
	Sansiri PCL	5,327,000	311,259
	Sappe PCL	33,800	86,898
	SC Asset Corp. PCL	708,025	95,151
	SCB X PCL	77,300	254,063
	SCG Ceramics PCL	312,000	19,871
	SCG Packaging PCL	64,700	76,554
	SCGJWD Logistics PCL	79,300	38,690
	Sena Development PCL	241,700	21,043
	Sermsang Power Corp. Co. Ltd.	81,457	17,253
	Siam Cement PCL, NVDR	5,100	48,424
	Siam Cement PCL	25,700	244,020
	Siam City Cement PCL	16,168	64,712
	Siam Global House PCL	189,434	91,317
*	Siam Wellness Group PCL, Class F	90,400	32,221
	Siamgas & Petrochemicals PCL	221,200	52,992
	Sikarin PCL, Class F	215,200	68,530
	Singer Thailand PCL	51,800	12,107
	Singha Estate PCL	1,148,100	40,921
	Sino-Thai Engineering & Construction PCL	203,400	64,772
	SISB PCL	9,500	9,922
#*††	SMI Holdings Group Ltd.	336,796	0
	SNC Former PCL	49,100	14,632
	Somboon Advance Technology PCL	74,100	41,782
	SPCG PCL	175,825	65,237
	Sri Trang Agro-Industry PCL	346,740	165,120
	Sri Trang Gloves Thailand PCL	340,700	71,666
	Srinanaporn Marketing PCL	56,300	35,528
	Srisawad Capital 1969 PCL	337,200	41,573
#	Srisawad Corp. PCL	142,167	196,250
	Srivichai Vejvivat PCL	95,700	22,088
	Star Petroleum Refining PCL	586,300	149,878
	Stars Microelectronics Thailand PCL	165,500	22,242

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	STP & I PCL	412,920	$46,324
	Supalai PCL	498,100	308,504
*	Super Energy Corp. PCL	5,584,020	81,569
	Susco PCL	111,200	11,760
	SVI PCL	101,500	23,723
	Synnex Thailand PCL	61,700	21,270
*	Syntec Construction PCL	478,500	21,668
	Taokaenoi Food & Marketing PCL, Class F	94,900	31,607
	Tata Steel Thailand PCL	988,400	24,256
	Thai Nakarin Hospital PCL	12,500	12,964
	Thai Oil PCL	320,284	479,555
*	Thai Reinsurance PCL	297,000	7,896
	Thai Rubber Latex Group PCL	88,240	3,300
	Thai Solar Energy PCL, Class F	312,228	20,433
	Thai Stanley Electric PCL, Class F	8,800	50,905
	Thai Union Group PCL, Class F	547,800	217,656
	Thai Vegetable Oil PCL	221,650	163,508
	Thai Wah PCL, Class F	134,500	16,975
	Thaicom PCL	188,200	72,578
	Thaifoods Group PCL, Class F	489,900	57,250
	Thaire Life Assurance PCL, Class F	200,486	19,446
	Thanachart Capital PCL	97,700	142,716
	Thonburi Healthcare Group PCL	87,600	171,470
	Thoresen Thai Agencies PCL	544,900	101,088
	Tipco Asphalt PCL	208,200	108,270
	TIPCO Foods PCL	132,600	46,100
	Tisco Financial Group PCL, NVDR	31,000	91,020
	Tisco Financial Group PCL	37,100	108,930
	TKS Technologies PCL	86,100	22,136
	TMBThanachart Bank PCL	2,923,949	146,929
	TMT Steel PCL	109,200	23,130
	TOA Paint Thailand PCL	124,800	99,355
	TPI Polene PCL	2,384,500	100,316
	TPI Polene Power PCL	1,084,900	105,229
	TQM Alpha PCL	72,200	55,897
	True Corp. PCL	3,023,493	640,407
*	TTCL PCL	75,100	9,083
	TTW PCL	254,500	64,687
	Union Auction PCL	164,600	50,012
	United Paper PCL	73,700	24,546
	Univanich Palm Oil PCL	127,800	34,910
	Univentures PCL	490,400	37,537
	Vanachai Group PCL	72,500	9,023
	VGI PCL	637,050	54,346
	Vibhavadi Medical Center PCL	310,000	21,736
	WHA Corp. PCL	1,375,600	199,335
	WHA Utilities & Power PCL	205,600	21,744
	WICE Logistics PCL	72,700	18,478
	Workpoint Entertainment PCL	33,320	14,796
*	Xspring Capital PCL	901,300	33,178
	YGGDRAZIL Group PCL	78,400	18,095
TOTAL THAILAND			24,563,333
TURKEY — (0.3%)
	Akbank TAS	274,538	284,897
	Aksa Akrilik Kimya Sanayii AS	84,735	272,551
	Aksa Enerji Uretim AS	135,820	199,408
	Alarko Holding AS	38,338	148,187
*	Albaraka Turk Katilim Bankasi AS	411,937	52,142

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Alkim Alkali Kimya AS	26,857	$37,579
*	Anadolu Anonim Turk Sigorta Sirketi	59,865	50,823
	Anadolu Efes Biracilik Ve Malt Sanayii AS	13,237	44,240
	Anadolu Hayat Emeklilik AS	37,705	39,156
*	Arcelik AS	46,477	266,369
	Aselsan Elektronik Sanayi Ve Ticaret AS	10,418	28,844
	Bera Holding AS	237,186	131,063
	BIM Birlesik Magazalar AS	40,857	328,090
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	10,522	121,444
	Borusan Yatirim ve Pazarlama AS	421	30,083
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	3,447	9,087
	Cimsa Cimento Sanayi VE Ticaret AS	14,544	101,786
	Coca-Cola Icecek AS	30,091	351,744
	Dogan Sirketler Grubu Holding AS	492,406	242,952
	EGE Endustri VE Ticaret AS	351	83,783
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	41,357	65,403
Ω	Enerjisa Enerji AS	61,562	116,019
	Enka Insaat ve Sanayi AS	92,855	115,851
*	Eregli Demir ve Celik Fabrikalari TAS	35,118	54,325
*	Fenerbahce Futbol AS	1	3
	Ford Otomotiv Sanayi AS	11,312	398,690
*	Global Yatirim Holding AS	120,279	57,692
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	53,484	33,327
	GSD Holding AS	65,759	12,717
#*	Gubre Fabrikalari TAS	6,467	74,746
*	Hektas Ticaret TAS	241,840	273,984
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	24,192	44,350
*	Is Finansal Kiralama AS	35,715	15,195
	Is Yatirim Menkul Degerler AS, Class A	413,087	340,164
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	38,641	30,530
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	198,891	186,909
	KOC Holding AS	38,439	192,683
	Kordsa Teknik Tekstil AS	17,841	59,779
#	Koza Altin Isletmeleri AS	221,214	229,917
*	Koza Anadolu Metal Madencilik Isletmeleri AS	38,753	87,620
	Logo Yazilim Sanayi Ve Ticaret AS	41,360	139,287
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	34,528	111,848
	Migros Ticaret AS	38,967	426,834
*Ω	MLP Saglik Hizmetleri AS	5,480	19,656
*	NET Holding AS	46,404	25,871
	Nuh Cimento Sanayi AS	13,762	85,995
#*	ODAS Elektrik Uretim ve Sanayi Ticaret AS	119,899	53,134
*	Otokar Otomotiv Ve Savunma Sanayi AS	9,995	107,009
*	Oyak Cimento Fabrikalari AS	17,621	36,635
*	Pegasus Hava Tasimaciligi AS	8,731	272,948
*	Petkim Petrokimya Holding AS	190,463	127,088
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	124,251	135,028
	Sekerbank Turk AS	221,351	25,587
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	62,356	102,332
*	Sok Marketler Ticaret AS	14,028	23,693
*	TAV Havalimanlari Holding AS	65,236	271,915
	Tekfen Holding AS	54,325	90,385
*	Teknosa Ic Ve Dis Ticaret AS	29,428	28,292
	Tofas Turk Otomobil Fabrikasi AS	33,556	376,140
*	Turk Hava Yollari AO	151,960	1,321,485
*	Turk Telekomunikasyon AS	64,091	50,676
	Turkcell Iletisim Hizmetleri AS	237,210	455,069
	Turkiye Petrol Rafinerileri AS	37,450	143,748
*	Turkiye Sinai Kalkinma Bankasi AS	135,650	30,645

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Turkiye Sise ve Cam Fabrikalari AS	216,994	$430,212
*	Turkiye Vakiflar Bankasi TAO, Class D	140,334	62,916
*	Ulker Biskuvi Sanayi AS	49,077	71,197
*	Vestel Elektronik Sanayi ve Ticaret AS	32,970	75,425
	Yapi ve Kredi Bankasi AS	548,219	289,754
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	61,645	81,012
*	Zorlu Enerji Elektrik Uretim AS	297,691	47,522
TOTAL TURKEY			10,733,470
UNITED ARAB EMIRATES — (0.5%)
	Abu Dhabi Commercial Bank PJSC	397,677	950,815
	Abu Dhabi Islamic Bank PJSC	444,765	1,361,324
	Abu Dhabi National Hotels	66,324	153,205
	Abu Dhabi National Insurance Co. PSC	21,800	34,899
	Abu Dhabi National Oil Co. for Distribution PJSC	484,843	514,702
	Abu Dhabi Ship Building Co. PJSC	9,768	10,637
	ADNOC Drilling Co. PJSC	197,178	211,462
	Agthia Group PJSC	119,231	172,027
	Air Arabia PJSC	731,475	535,824
*	Ajman Bank PJSC	362,265	217,075
*	AL Seer Marine Supplies & Equipment Co. LLC	30,672	65,409
	AL Yah Satellite Communications Co-PJSC-Yah Sat	50,097	36,281
	Aldar Properties PJSC	878,740	1,236,648
*	Alpha Dhabi Holding PJSC	11,516	62,592
	Amanat Holdings PJSC	396,191	113,265
*	Amlak Finance PJSC	316,009	79,171
*	Apex Investment Co. PSC	188,983	108,019
*††	Arabtec Holding PJSC	67,000	0
	Aramex PJSC	218,715	178,536
	Dana Gas PJSC	1,225,485	326,707
*	Deyaar Development PJSC	419,068	83,274
	Dubai Electricity & Water Authority PJSC	208,413	152,064
	Dubai Financial Market PJSC	319,342	144,381
	Dubai Investments PJSC	803,561	531,850
	Dubai Islamic Bank PJSC	651,790	1,020,735
	Emaar Development PJSC	372,437	642,837
	Emaar Properties PJSC	1,555,544	2,862,275
	Emirates Driving Co.	3,768	27,239
	Emirates Integrated Telecommunications Co. PJSC	147,776	222,045
	Emirates NBD Bank PJSC	338,568	1,566,593
	Emirates Telecommunications Group Co. PJSC	214,308	1,306,834
*	EMSTEEL Building Materials PJSC	642,452	278,136
*	Eshraq Investments PJSC	555,277	88,143
	Fertiglobe PLC	407,491	397,065
	First Abu Dhabi Bank PJSC	163,543	651,788
*	Ghitha Holding PJSC	5,884	68,527
*	Gulf Navigation Holding PJSC	41,242	74,310
*	Gulf Pharmaceutical Industries PSC	102,715	24,314
*	Manazel PJSC	560,892	85,052
*	Multiply Group PJSC	311,736	274,112
	National Corp. for Tourism & Hotels	12,962	10,940
*	Palms Sports PrJSC	4,192	11,386
*	RAK Properties PJSC	431,444	138,614
	Ras Al Khaimah Ceramics	162,936	119,327
*	Shuaa Capital PSC	397,101	44,560
*	Union Properties PJSC	961,862	106,808
TOTAL UNITED ARAB EMIRATES			17,301,807

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (8.4%)
	3i Group PLC	173,852	$4,410,826
	4imprint Group PLC	8,383	477,626
*	888 Holdings PLC	74,221	102,950
	abrdn PLC	517,054	1,538,736
*	accesso Technology Group PLC	4,553	43,919
	Accrol Group Holdings PLC	32,592	15,095
	Admiral Group PLC	40,398	1,102,987
	Advanced Medical Solutions Group PLC	16,961	54,135
	AG Barr PLC	29,864	180,644
Ω	Airtel Africa PLC	287,385	429,721
	AJ Bell PLC	77,943	329,023
Ω	Alfa Financial Software Holdings PLC	27,801	55,705
	Alliance Pharma PLC	108,493	71,019
	Anglo American PLC	75,585	2,324,373
	Anglo-Eastern Plantations PLC	5,576	48,226
	Antofagasta PLC	38,270	823,178
	Argentex Group PLC	11,174	16,833
*	Ascential PLC	92,003	247,270
	Ashmore Group PLC	87,647	232,427
	Ashtead Group PLC	57,882	4,282,330
*	ASOS PLC	1,336	7,216
	Associated British Foods PLC	42,973	1,130,921
	AstraZeneca PLC, Sponsored ADR	57,443	4,118,663
	AstraZeneca PLC	19,840	2,850,536
	Atalaya Mining PLC	12,221	51,712
*	Auction Technology Group PLC	1,249	11,380
Ω	Auto Trader Group PLC	186,625	1,547,788
	Aviva PLC	366,606	1,826,492
	Avon Protection PLC	7,418	78,116
	B&M European Value Retail SA	226,592	1,609,463
*	Babcock International Group PLC	291,194	1,401,852
	BAE Systems PLC	130,186	1,556,900
Ω	Bakkavor Group PLC	14,898	19,217
	Balfour Beatty PLC	252,287	1,132,971
	Bank of Georgia Group PLC	16,230	678,591
	Barclays PLC, Sponsored ADR	188,100	1,502,919
	Barclays PLC	992,516	1,969,460
	Barratt Developments PLC	233,527	1,366,975
	Beazley PLC	109,699	772,901
	Begbies Traynor Group PLC	13,528	22,991
	Bellway PLC	41,745	1,187,083
	Berkeley Group Holdings PLC	27,410	1,528,320
	Bloomsbury Publishing PLC	27,878	154,711
	Bodycote PLC	95,757	850,187
*	boohoo Group PLC	222,867	111,121
	BP PLC, Sponsored ADR	396,055	14,772,851
	BP PLC	266,095	1,650,973
	BRAEMAR PLC	11,607	34,707
	Breedon Group PLC	20,342	95,048
	British American Tobacco PLC	127,371	4,283,245
	Britvic PLC	102,140	1,133,740
	BT Group PLC	2,096,487	3,285,164
	Bunzl PLC	25,699	952,608
	Burberry Group PLC	63,689	1,818,017
	Burford Capital Ltd.	48,896	660,832
	Bytes Technology Group PLC	97,134	644,020
	C&C Group PLC	95,909	169,876
*	Capita PLC	396,458	140,583
	Capital Ltd.	11,253	11,467

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Capricorn Energy PLC	104,528	$237,792
*	Card Factory PLC	119,515	138,258
*	Carnival PLC	4,905	83,194
*	Carnival PLC, ADR	650	11,134
	Castings PLC	1,541	7,925
*	Cazoo Group Ltd.	1,151	2,107
	Centamin PLC	371,426	458,620
	Central Asia Metals PLC	37,001	87,138
	CentralNic Group PLC	6,290	10,333
	Centrica PLC	2,036,747	3,609,422
	Chemring Group PLC	77,510	282,730
	Chesnara PLC	52,272	181,291
	Clarkson PLC	4,322	154,670
	Close Brothers Group PLC	53,449	632,471
Ω	CMC Markets PLC	51,240	92,298
	Coats Group PLC	354,285	318,568
	Coca-Cola HBC AG	23,800	700,266
#	Cohort PLC	4,887	32,118
	Compass Group PLC	87,291	2,271,096
	Computacenter PLC	27,087	764,167
Ω	ConvaTec Group PLC	173,166	463,936
*	Costain Group PLC	61,092	39,181
	Cranswick PLC	16,543	709,731
	Crest Nicholson Holdings PLC	104,000	285,030
	Croda International PLC	11,068	838,010
	Currys PLC	446,470	306,325
	CVS Group PLC	15,326	404,946
	DCC PLC	24,309	1,407,460
*	De La Rue PLC	50,837	31,314
*Ω	Deliveroo PLC	157,485	265,559
	DFS Furniture PLC	55,887	86,459
#	Diageo PLC, Sponsored ADR	20,164	3,547,654
	Diageo PLC	46,858	2,044,989
	Diploma PLC	26,304	1,094,043
	Direct Line Insurance Group PLC	449,598	868,197
	DiscoverIE Group PLC	13,612	139,678
	Diversified Energy Co. PLC	30,477	37,129
	Domino's Pizza Group PLC	110,666	493,481
	dotdigital group PLC	9,175	10,882
*	Dowlais Group PLC	313,752	496,425
	Dr Martens PLC	14,323	28,019
	Drax Group PLC	158,338	1,229,298
	DS Smith PLC	368,767	1,466,161
	Dunelm Group PLC	37,503	554,143
Ω	DWF Group PLC	12,252	15,284
*	easyJet PLC	69,018	400,868
	Ecora Resources PLC	55,621	81,454
	EKF Diagnostics Holdings PLC	10,269	3,530
*	Elementis PLC	225,641	320,032
	EMIS Group PLC	15,511	289,072
	Energean PLC	21,183	315,199
*	EnQuest PLC	583,328	133,625
	Entain PLC	42,328	753,931
	Epwin Group PLC	22,733	19,985
*	Esken Ltd.	88,439	3,801
	Essentra PLC	79,859	166,586
*††	Evraz PLC	100,308	0
	Experian PLC	102,071	3,944,591
*	FD Technologies PLC	2,675	61,473

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	FDM Group Holdings PLC	26,848	$188,503
	Ferrexpo PLC	163,028	192,246
	Firstgroup PLC	204,945	383,837
	Flowtech Fluidpower PLC	12,279	14,670
Ω	Forterra PLC	64,879	143,095
	Foxtons Group PLC	87,948	44,920
*	Frasers Group PLC	49,437	515,269
	Fresnillo PLC	26,391	209,155
*	Frontier Developments PLC	904	6,817
	Fuller Smith & Turner PLC, Class A	14,301	109,477
*Ω	Funding Circle Holdings PLC	9,016	5,600
	Future PLC	4,247	45,608
	Galliford Try Holdings PLC	22,850	58,082
	Games Workshop Group PLC	11,194	1,673,572
*	Gaming Realms PLC	6,673	2,833
	Gamma Communications PLC	12,889	183,880
	GB Group PLC	3,155	10,135
*	Gem Diamonds Ltd.	49,479	11,619
	Genel Energy PLC	50,158	67,005
	Genuit Group PLC	49,406	198,662
*	Georgia Capital PLC	13,863	165,424
	Glencore PLC	1,482,781	9,017,434
	Gooch & Housego PLC	2,235	16,465
	Grafton Group PLC	62,669	704,855
	Grainger PLC	244,692	790,710
*	Greencore Group PLC	149,646	168,415
	Greggs PLC	41,462	1,470,397
	GSK PLC	149,747	2,665,676
	GSK PLC, Sponsored ADR	79,319	2,821,377
	Gulf Keystone Petroleum Ltd.	80,045	127,677
*Ω	Gym Group PLC	43,433	58,413
	H&T Group PLC	4,726	26,180
	Haleon PLC	146,203	631,074
#	Haleon PLC, ADR	81,853	721,125
	Halfords Group PLC	98,895	280,618
	Halma PLC	23,348	670,505
	Harbour Energy PLC	88,243	302,096
	Hargreaves Lansdown PLC	103,252	1,129,701
	Hargreaves Services PLC	3,349	19,040
	Harworth Group PLC	45,760	66,474
	Hays PLC	465,650	640,682
	Headlam Group PLC	18,512	52,909
	Helical PLC	54,416	187,727
*	Helios Towers PLC	182,104	210,881
	Henry Boot PLC	23,180	64,587
	Hikma Pharmaceuticals PLC	48,374	1,299,077
	Hill & Smith PLC	26,470	536,321
	Hilton Food Group PLC	16,024	133,067
	Hiscox Ltd.	70,714	978,785
	Hochschild Mining PLC	97,500	96,611
	Hollywood Bowl Group PLC	43,997	126,719
*Ω	Hostelworld Group PLC	8,283	13,841
	Howden Joinery Group PLC	194,268	1,839,515
#	HSBC Holdings PLC, Sponsored ADR	230,666	9,637,225
Ω	HSS Hire Group PLC	131,944	25,515
	Hunting PLC	65,656	222,783
Ω	Ibstock PLC	125,965	243,182
	IDOX PLC	32,237	25,971
	IG Group Holdings PLC	146,326	1,329,604

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	IMI PLC	107,145	$2,240,125
	Impax Asset Management Group PLC	19,265	135,837
	Imperial Brands PLC	131,018	3,095,357
	Inchcape PLC	189,941	1,997,611
*	Indivior PLC	61,194	1,378,193
	Informa PLC	156,879	1,526,410
	IntegraFin Holdings PLC	48,030	150,953
#	InterContinental Hotels Group PLC, ADR	13,252	999,232
	InterContinental Hotels Group PLC	2,901	214,389
	Intermediate Capital Group PLC	49,636	895,824
*	International Distributions Services PLC	271,132	926,125
	International Personal Finance PLC	92,672	138,310
	Intertek Group PLC	25,612	1,434,744
	Investec PLC	174,636	1,096,742
	iomart Group PLC	8,930	21,499
	IP Group PLC	355,498	272,667
#*	IQE PLC	207,859	52,756
	ITV PLC	1,139,168	1,057,926
*	IWG PLC	286,038	561,474
*	J D Wetherspoon PLC	30,631	265,928
	J Sainsbury PLC	505,272	1,799,013
*	James Fisher & Sons PLC	21,265	110,964
	James Halstead PLC	15,254	40,720
	JD Sports Fashion PLC	478,660	969,589
	JET2 PLC	20,824	300,163
*	John Wood Group PLC	248,057	471,507
	Johnson Matthey PLC	48,197	1,114,668
	Johnson Service Group PLC	60,151	86,720
	Jupiter Fund Management PLC	194,957	286,193
*Ω	Just Eat Takeaway.com NV	10,655	190,762
	Just Group PLC	395,939	418,340
	Kainos Group PLC	24,997	420,624
	Keller Group PLC	26,160	287,332
*	Kier Group PLC	138,933	156,450
*	Kin & Carta PLC	52,841	45,880
	Kingfisher PLC	509,615	1,607,004
	Lancashire Holdings Ltd.	84,280	645,073
	Learning Technologies Group PLC	4,309	4,146
	Legal & General Group PLC	636,253	1,906,764
*	Liberty Global PLC, Class A	4,558	84,634
*	Liberty Global PLC, Class C	11,158	220,476
	Liontrust Asset Management PLC	6,781	56,247
	Lloyds Banking Group PLC	4,305,890	2,487,716
	Lloyds Banking Group PLC, ADR	445,560	1,020,332
	London Stock Exchange Group PLC	12,176	1,322,250
	Lookers PLC	107,078	171,864
	LSL Property Services PLC	21,252	73,659
Ω	Luceco PLC	17,334	28,372
	M&C Saatchi PLC	14,242	24,289
	M&G PLC	618,070	1,592,086
	Macfarlane Group PLC	47,125	66,601
	Man Group PLC	521,841	1,599,751
*	Marks & Spencer Group PLC	630,137	1,669,172
	Marshalls PLC	77,169	265,828
*	Marston's PLC	338,990	136,615
	Me Group International PLC	131,516	263,491
	Mears Group PLC	52,545	184,260
	Melrose Industries PLC	313,752	2,135,258
	Metro Bank Holdings PLC	34,840	52,897

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Midwich Group PLC	11,791	$65,090
*	Mitchells & Butlers PLC	108,304	319,354
	Mitie Group PLC	354,992	463,087
	MJ Gleeson PLC	12,907	69,298
	Mobico Group PLC	233,603	280,077
	Mondi PLC	94,275	1,653,639
	Moneysupermarket.com Group PLC	187,383	660,402
	Morgan Advanced Materials PLC	156,724	549,851
	Morgan Sindall Group PLC	15,768	386,750
	Mortgage Advice Bureau Holdings Ltd.	2,481	19,849
*	Motorpoint group PLC	16,165	22,066
	MP Evans Group PLC	2,235	20,646
*	N Brown Group PLC	24,360	7,212
*	Naked Wines PLC	23,240	22,186
	National Grid PLC	37,042	490,985
#	National Grid PLC, Sponsored ADR	26,216	1,766,434
	NatWest Group PLC	201,371	632,111
#	NatWest Group PLC, Sponsored ADR	158,532	1,006,681
	NCC Group PLC	54,568	67,553
	Next 15 Group PLC	22,775	185,767
	Next PLC	15,976	1,444,882
	Ninety One PLC	150,277	332,643
	Norcros PLC	11,902	24,760
	Numis Corp. PLC	20,170	86,154
*	Ocado Group PLC	19,576	235,667
*Ω	On the Beach Group PLC	11,771	13,464
	OSB Group PLC	104,275	492,825
	Oxford Instruments PLC	14,863	457,911
	Pagegroup PLC	131,499	752,988
	Pan African Resources PLC	493,111	91,252
	Paragon Banking Group PLC	89,126	604,975
	PayPoint PLC	31,673	208,057
	Pearson PLC, Sponsored ADR	102,601	1,131,689
*	Pendragon PLC	508,536	111,158
	Pennon Group PLC	52,896	477,677
	Persimmon PLC	74,254	1,103,929
*	Petra Diamonds Ltd.	6,172	5,749
*	Petrofac Ltd.	114,585	115,577
	Pets at Home Group PLC	189,585	952,702
	Pharos Energy PLC	110,586	34,268
	Phoenix Group Holdings PLC	140,348	991,575
	Phoenix Spree Deutschland Ltd.	7,073	17,588
*	Playtech PLC	60,431	434,749
	Plus500 Ltd.	34,070	658,333
	Polar Capital Holdings PLC	17,189	107,006
	Porvair PLC	2,540	20,895
	PPHE Hotel Group Ltd.	3,538	46,579
	Premier Foods PLC	346,159	562,317
#	Prudential PLC, ADR	13,959	389,735
	Prudential PLC	50,192	696,982
*	PureTech Health PLC	62,112	178,190
	PZ Cussons PLC	61,437	130,869
	QinetiQ Group PLC	154,165	638,334
Ω	Quilter PLC	481,384	483,203
*	Rank Group PLC	70,508	83,059
	Rathbones Group PLC	14,720	340,555
*††	Raven Property Group Ltd.	39,205	0
	Reach PLC	150,161	163,813
	Reckitt Benckiser Group PLC	30,197	2,262,119

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Record PLC	11,991	$12,983
	Redde Northgate PLC	85,930	379,826
	Redrow PLC	92,358	613,989
	RELX PLC, Sponsored ADR	52,014	1,750,777
	RELX PLC	86,730	2,916,363
	Renew Holdings PLC	2,854	26,698
*	Renewi PLC	29,278	195,638
	Renishaw PLC	7,254	363,450
*	Renold PLC	76,389	28,777
	Rentokil Initial PLC	172,500	1,406,592
*	Restaurant Group PLC	260,091	142,556
	RHI Magnesita NV	13,538	521,890
	Ricardo PLC	11,713	87,993
	Rightmove PLC	164,317	1,203,949
	Rio Tinto PLC	2,919	192,939
	Rio Tinto PLC, Sponsored ADR	158,523	10,549,706
*	RM PLC	3,746	3,869
	Robert Walters PLC	14,202	75,121
*	Rockhopper Exploration PLC	3,933	605
*	Rolls-Royce Holdings PLC	715,431	1,696,385
	Rotork PLC	242,247	959,546
	RS Group PLC	89,755	904,100
	RWS Holdings PLC	40,843	136,388
	S&U PLC	1,185	36,882
*	S4 Capital PLC	21,078	28,530
Ω	Sabre Insurance Group PLC	54,083	95,899
*	Saga PLC	40,900	65,035
	Sage Group PLC	73,574	884,990
*††	Savannah Energy PLC	205,545	50,937
	Savills PLC	56,587	706,610
	Schroders PLC	116,098	684,954
	ScS Group PLC	4,075	8,888
	Senior PLC	116,017	248,626
	Serco Group PLC	264,399	526,913
	Serica Energy PLC	66,434	204,526
	Severfield PLC	42,189	38,187
	Severn Trent PLC	34,717	1,137,810
	Shell PLC	69,241	2,098,540
	Shell PLC, ADR	433,805	26,735,402
*	SIG PLC	245,058	91,218
	Sigmaroc PLC	17,713	13,541
	Sirius Real Estate Ltd.	233,151	247,758
	Smart Metering Systems PLC	15,634	140,026
#	Smith & Nephew PLC, Sponsored ADR	7,231	219,678
	Smith & Nephew PLC	45,015	684,813
	Smiths Group PLC	47,362	1,032,948
	Softcat PLC	42,687	822,475
*	SolGold PLC	170,699	34,683
	Spectris PLC	22,012	993,347
	Speedy Hire PLC	195,133	92,175
	Spirax-Sarco Engineering PLC	3,901	557,166
Ω	Spire Healthcare Group PLC	127,946	353,811
	Spirent Communications PLC	160,726	349,316
	SSE PLC	62,160	1,344,094
*	SSP Group PLC	177,674	573,617
	St. James's Place PLC	36,711	443,143
*	Staffline Group PLC	15,961	5,199
	Standard Chartered PLC	310,696	2,984,405
	SThree PLC	35,092	158,886

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Strix Group PLC	34,965	$44,183
*††	Studio Retail Group PLC	7,838	0
	STV Group PLC	6,164	16,681
*	Superdry PLC	28,193	28,489
*	Synthomer PLC	169,320	181,380
	Tate & Lyle PLC	123,240	1,181,031
	Tatton Asset Management PLC	4,491	27,345
	Taylor Wimpey PLC	1,199,516	1,760,721
	TBC Bank Group PLC	9,369	299,453
	Telecom Plus PLC	21,520	459,395
	TEN Entertainment Group PLC	6,849	25,923
	Tesco PLC	918,715	3,042,849
*	THG PLC	179,042	236,981
Ω	TI Fluid Systems PLC	40,642	69,895
	Topps Tiles PLC	69,344	46,255
	TP ICAP Group PLC	273,471	558,192
	Travis Perkins PLC	85,191	952,876
#*	Tremor International Ltd., ADR	968	7,318
	Tribal Group PLC	9,048	4,633
	Trifast PLC	24,484	27,765
	TT Electronics PLC	80,929	163,173
#*	Tullow Oil PLC	313,425	138,799
	Tyman PLC	33,176	133,049
	Unilever PLC, Sponsored ADR	89,020	4,783,045
	Unilever PLC	61,804	3,323,987
	United Utilities Group PLC	93,772	1,202,489
	Vanquis Banking Group PLC	77,415	125,037
*	Verici Dx PLC	205	28
	Vertu Motors PLC	184,858	166,052
	Vesuvius PLC	79,668	451,093
	Victrex PLC	14,920	296,240
	Videndum PLC	10,933	84,043
	Virgin Money UK PLC	435,964	988,944
	Vistry Group PLC	117,409	1,190,852
	Vodafone Group PLC	3,543,925	3,371,193
	Vodafone Group PLC, Sponsored ADR	1,833	17,633
	Volex PLC	3,638	13,489
	Volution Group PLC	31,574	162,753
	Vp PLC	1,242	8,963
*Ω	Watches of Switzerland Group PLC	76,240	739,842
	Watkin Jones PLC	52,943	32,605
	Weir Group PLC	43,953	1,035,169
	WH Smith PLC	42,994	824,228
	Whitbread PLC	38,989	1,751,429
	Wickes Group PLC	91,550	160,528
	Wilmington PLC	5,594	21,647
	Wincanton PLC	43,153	134,264
*	Wise PLC, Class A	21,012	209,571
*Ω	Wizz Air Holdings PLC	1,105	33,675
	WPP PLC, Sponsored ADR	429	23,483
	WPP PLC	58,157	635,001
*	Xaar PLC	20,563	50,243
	XPS Pensions Group PLC	15,239	37,407
	Young & Co.'s Brewery PLC	2,282	24,966
	Young & Co's Brewery PLC, Class A	7,260	110,443
TOTAL UNITED KINGDOM			319,580,336
UNITED STATES — (0.1%)
	ADTRAN Holdings, Inc.	21,110	206,932

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED STATES — (Continued)
	Ferguson PLC	24,234	$3,897,337
*	Noble Corp. PLC	6,609	345,375
*††	Rexlot Holdings	4,800,000	0
	Sempra	1,186	179,606
	VAALCO Energy, Inc.	3,565	15,864
TOTAL UNITED STATES			4,645,114
TOTAL COMMON STOCKS			3,715,583,455
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
	Banco ABC Brasil SA, 8.291%	31,360	124,014
Ω	Banco BMG SA, 13.811%	43,000	25,370
	Banco Bradesco SA, 6.050%	259,663	914,826
	Banco do Estado do Rio Grande do Sul SA Class B, 6.032%	75,825	233,949
	Banco Pan SA, 2.703%	67,598	132,945
*	Braskem SA Class A	31,067	166,873
	Centrais Eletricas Brasileiras SA Class B, 3.424%	16,900	155,929
	Centrais Eletricas de Santa Catarina SA, 9.255%	1,700	21,879
	Cia de Ferro Ligas da Bahia FERBASA, 7.363%	21,468	230,399
	Cia de Saneamento do Parana, 8.871%	282,323	251,352
	Cia Energetica de Minas Gerais, 8.914%	224,832	602,405
	Cia Energetica do Ceara Class A, 1.619%	3,900	43,175
	Cia Paranaense de Energia, 4.394%	237,500	419,878
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 4.233%	36,768	195,163
	Eucatex SA Industria e Comercio, 6.083%	26,314	72,285
	Gerdau SA, 11.707%	188,042	1,163,146
	Grazziotin SA, 9.391%	6,900	41,659
	Itau Unibanco Holding SA, 5.352%	219,865	1,331,628
	Marcopolo SA, 5.813%	219,947	243,262
	Petroleo Brasileiro SA, 15.666%	813,284	5,350,519
	Raizen SA, 5.623%	236,726	208,254
	Randon SA Implementos e Participacoes, 4.114%	71,363	187,736
	Schulz SA, 4.413%	39,762	56,506
	Taurus Armas SA, 8.725%	20,900	65,634
	Track & Field Co. SA, 1.647%	12,967	37,156
	Unipar Carbocloro SA Class B, 14.689%	24,817	424,782
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.547%	204,318	312,391
TOTAL BRAZIL			13,013,115
CHILE — (0.0%)
	Embotelladora Andina SA Class B, 6.537%	87,181	239,550
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 3.557%	235,543	30,396
	Grupo de Inversiones Suramericana SA, 7.419%	6,485	23,006
TOTAL COLOMBIA			53,402
GERMANY — (0.3%)
	Bayerische Motoren Werke AG, 8.345%	8,117	911,954
Ω	Dr Ing hc F Porsche AG, 0.907%	6,002	733,941
	Draegerwerk AG & Co. KGaA, 0.419%	3,939	197,853
	FUCHS SE, 2.846%	21,128	874,567
	Henkel AG & Co. KGaA, 2.638%	17,611	1,358,976
	Jungheinrich AG, 2.001%	22,454	840,087
	Porsche Automobil Holding SE, 4.753%	18,681	1,102,289
#	Sartorius AG, 0.385%	2,674	1,103,237

World ex U.S. Core Equity Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	Sixt SE, 9.109%	7,889	$585,821
	STO SE & Co. KGaA, 3.329%	1,089	179,751
	Villeroy & Boch AG, 6.366%	5,018	104,866
	Volkswagen AG, 23.026%	28,448	3,768,665
TOTAL GERMANY			11,762,007
INDIA — (0.0%)
*	Sundaram-Clayton Ltd.	192,096	23,823
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	55,128	36,033
TOTAL PREFERRED STOCKS			25,127,930
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Decmil Group Ltd. Warrants 09/06/23	4,597	0
*	Highfield Resources Ltd. Warrants 06/19/24	424	0
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	12,809	0
*††	S Immo AG Rights 08/11/23	7,826	0
BRAZIL — (0.0%)
*	Banco ABC Brasil SA Rights 08/03/23	1,538	1,366
*	Diagnosticos da America SA Warrants 04/30/25	97	63
TOTAL BRAZIL			1,429
DENMARK — (0.0%)
*	NKT AS Rights	1	5
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/30	6,942	0
JAPAN — (0.0%)
*	Tess Holdings Co. Ltd. Rights 08/24/23	7,100	8,385
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	328,770	0
SOUTH KOREA — (0.0%)
*	CJ CGV Co. Ltd. Rights 09/07/23	10,619	28,409
*	Macquarie Korea Infrastructure Fund Rights 08/02/23	4,146	0
TOTAL SOUTH KOREA			28,409
TAIWAN — (0.0%)
*	Jinan Acetate Chemical Co. Ltd. Rights 08/15/23	271	3,504
*	PChome Online, Inc. Rights	3,268	525
*	Pegavision Corp. Rights 07/17/23	685	1,515
*	Shih Wei Navigation Co. Ltd. Rights	6,880	339
*	Symtek Automation Asia Co. Ltd. Rights 06/26/23	626	389
TOTAL TAIWAN			6,272
THAILAND — (0.0%)
*	Better World Green PCL Warrants 03/13/24	293,033	0
*	Millcon Steel PCL Warrants 12/13/24	176,825	310
*	Nusa W5 Warrants 06/13/24	138,420	0

World ex U.S. Core Equity Portfolio
CONTINUED
	Shares	Value»

THAILAND — (Continued)
* Sav Rates Rec (F) Rights	1,260	$0
TOTAL THAILAND		310
UNITED ARAB EMIRATES — (0.0%)
* Ajman Bank PJSC Rights	91,666	24,458
TOTAL RIGHTS/WARRANTS		69,268
TOTAL INVESTMENT SECURITIES (Cost $3,039,617,190)		3,740,780,653

			Value†
SECURITIES LENDING COLLATERAL — (2.2%)
@§	The DFA Short Term Investment Fund	7,146,843	82,667,534
TOTAL INVESTMENTS — (100.0%)
(Cost $3,122,277,889)^^			$3,823,448,187
As of July 31, 2023, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	161	09/15/23	$36,222,948	$37,146,725	$923,777
Total Futures Contracts			$36,222,948	$37,146,725	$923,777
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,657,152	$158,846,275	$26,102	$166,529,529
Austria	—	12,553,736	—	12,553,736
Belgium	589,021	27,916,685	—	28,505,706
Brazil	54,498,379	726,921	—	55,225,300
Canada	281,257,869	701,578	—	281,959,447
Chile	1,016,926	4,892,981	—	5,909,907
China	22,952,047	268,176,015	846,642	291,974,704
Colombia	1,074,404	44,846	—	1,119,250
Czech Republic	—	1,493,268	—	1,493,268
Denmark	—	67,859,127	—	67,859,127
Egypt	70,836	81,214	—	152,050
Finland	490,928	35,009,643	—	35,500,571
France	1,493,212	220,702,130	—	222,195,342
Germany	1,606,719	171,474,936	—	173,081,655
Greece	32,742	5,124,157	—	5,156,899
Hong Kong	41,963	50,879,176	12,759	50,933,898
Hungary	—	2,148,209	—	2,148,209
India	3,457,145	204,430,960	154,376	208,042,481
Indonesia	155,148	21,553,597	25,297	21,734,042
Ireland	22,932,423	761,670	—	23,694,093
Israel	2,332,513	18,814,822	—	21,147,335
Italy	426,101	73,397,129	—	73,823,230

World ex U.S. Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Japan	$1,848,657	$569,002,997	—	$570,851,654
Kuwait	1,081,698	161,417	—	1,243,115
Malaysia	—	18,311,364	—	18,311,364
Mexico	31,398,826	74,819	—	31,473,645
Netherlands	17,156,535	68,713,579	—	85,870,114
New Zealand	—	9,024,156	—	9,024,156
Norway	347,864	22,194,007	—	22,541,871
Peru	319,023	—	—	319,023
Philippines	19,607	8,439,732	$32,908	8,492,247
Poland	—	12,636,571	—	12,636,571
Portugal	—	7,197,219	—	7,197,219
Qatar	—	10,590,667	—	10,590,667
Saudi Arabia	42,465	37,610,076	—	37,652,541
Singapore	—	28,082,175	24,152	28,106,327
South Africa	3,640,102	38,641,815	—	42,281,917
South Korea	1,657,077	156,479,261	118,754	158,255,092
Spain	2,081,728	58,562,687	—	60,644,415
Sweden	14,514	68,742,453	—	68,756,967
Switzerland	14,462,847	187,670,156	—	202,133,003
Taiwan	13,060,525	198,561,300	15,883	211,637,708
Thailand	22,716,221	1,847,112	—	24,563,333
Turkey	—	10,733,470	—	10,733,470
United Arab Emirates	—	17,301,807	—	17,301,807
United Kingdom	87,841,310	231,688,089	50,937	319,580,336
United States	15,864	4,629,250	—	4,645,114
Preferred Stocks
Brazil	12,987,745	25,370	—	13,013,115
Chile	—	239,550	—	239,550
Colombia	53,402	—	—	53,402
Germany	—	11,762,007	—	11,762,007
India	23,823	—	—	23,823
Philippines	—	36,033	—	36,033
Rights/Warrants
Brazil	—	1,429	—	1,429
Denmark	—	5	—	5
Japan	—	8,385	—	8,385
South Korea	—	28,409	—	28,409
Taiwan	—	6,272	—	6,272
Thailand	—	310	—	310
United Arab Emirates	—	24,458	—	24,458
Securities Lending Collateral	—	82,667,534	—	82,667,534
Futures Contracts**	923,777	—	—	923,777
TOTAL	$613,779,138	$3,209,285,016	$1,307,810^	$3,824,371,964
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Selectively Hedged Global Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2023
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	5,122,108	$161,090,285
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,051,428	76,478,620
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,238,658	51,108,575
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $167,328,240)^^		$288,677,480
As of July 31, 2023, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	229,274	AUD	337,000	Citibank, N.A.	08/11/23	$2,840
USD	8,580,730	GBP	6,669,000	Citibank, N.A.	08/21/23	21,275
USD	39,192	SGD	52,000	Citibank, N.A.	08/29/23	37
USD	19,477,509	EUR	17,465,000	Bank of New York Mellon	08/30/23	249,005
HKD	3,867,000	USD	494,683	Citibank, N.A.	09/20/23	1,344
USD	532,627	ILS	1,948,000	Citibank, N.A.	09/27/23	1,676
ILS	125,000	USD	34,011	Citibank, N.A.	09/27/23	59
Total Appreciation						$276,236
USD	4,058,757	AUD	6,103,000	Citibank, N.A.	08/11/23	$(41,897)
USD	1,748,919	DKK	12,029,000	Morgan Stanley and Co. International	08/14/23	(27,195)
USD	527,543	NOK	5,698,000	Bank of America Corp.	08/29/23	(35,196)
USD	671,199	SGD	904,000	Citibank, N.A.	08/29/23	(9,492)
USD	4,565,392	CAD	6,056,000	Bank of America Corp.	09/12/23	(29,786)
USD	9,728,016	HKD	76,014,000	Bank of New York Mellon	09/20/23	(22,426)
USD	614,135	HKD	4,788,000	Goldman Sachs Bank	09/20/23	(30)
USD	14,942,806	JPY	2,120,492,000	Royal Bank of Canada	09/26/23	(90,746)
USD	1,763,135	SEK	18,925,000	State Street Bank and Trust	09/27/23	(39,584)
USD	4,923,120	CHF	4,342,000	Citibank, N.A.	10/06/23	(90,333)
Total (Depreciation)						$(386,685)
Total Appreciation (Depreciation)						$(110,449)
As of July 31, 2023, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	16	09/15/23	$3,471,146	$3,691,600	$220,454
Total Futures Contracts			$3,471,146	$3,691,600	$220,454

Selectively Hedged Global Equity Portfolio
CONTINUED
Summary of the Portfolio's investments as of July 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$288,677,480	—	—	$288,677,480
Forward Currency Contracts**	—	$(110,449)	—	(110,449)
Futures Contracts**	220,454	—	—	220,454
TOTAL	$288,897,934	$(110,449)	—	$288,787,485
** Valued at the unrealized appreciation/(depreciation) on the investment.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2023, the Fund consisted of one hundred and two operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange ("NYSE"). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2023, the DFA Commodity Strategy Portfolio held $352,405,110 in the Subsidiary, representing 23.59% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2023, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$226,435
U.S. Large Cap Value Portfolio	14,208,685
U.S. Targeted Value Portfolio	9,353,927
U.S. Small Cap Value Portfolio	10,572,282
U.S. Core Equity 1 Portfolio	13,134,928
U.S. Core Equity 2 Portfolio	13,930,597
U.S. Vector Equity Portfolio	2,512,675
U.S. Small Cap Portfolio	9,482,988
U.S. Micro Cap Portfolio	4,838,013
DFA Real Estate Securities Portfolio	5,074,349
Large Cap International Portfolio	4,022,862
International Core Equity Portfolio	25,458,555
International Small Company Portfolio	10,099,996
Global Small Company Portfolio	81,366
Japanese Small Company Portfolio	255,639
Asia Pacific Small Company Portfolio	264,851
United Kingdom Small Company Portfolio	21,249
Continental Small Company Portfolio	636,117
DFA International Real Estate Securities Portfolio	5,129,946
DFA Global Real Estate Securities Portfolio	8,253,473
DFA International Small Cap Value Portfolio	9,934,742
International Vector Equity Portfolio	2,751,087
World ex U.S. Value Portfolio	219,849
World ex U.S. Targeted Value Portfolio	640,414
World ex U.S. Core Equity Portfolio	3,144,439
Selectively Hedged Global Equity Portfolio	172,089
Emerging Markets Portfolio	3,079,213
Emerging Markets Small Cap Portfolio	3,635,012
Emerging Markets Value Portfolio	9,653,830
Emerging Markets Core Equity Portfolio	19,643,714
U.S. Large Cap Equity Portfolio	789,435
DFA Commodity Strategy Portfolio	3,599,359
DFA One-Year Fixed Income Portfolio	4,826,088

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,645,001
DFA Selectively Hedged Global Fixed Income Portfolio	999,352
DFA Short-Term Government Portfolio	1,565,636
DFA Five-Year Global Fixed Income Portfolio	9,117,484
DFA World ex U.S. Government Fixed Income Portfolio	1,199,951
DFA Intermediate Government Fixed Income Portfolio	5,779,752
DFA Short-Term Extended Quality Portfolio	6,095,365
DFA Intermediate-Term Extended Quality Portfolio	1,412,701
DFA Targeted Credit Portfolio	973,111
DFA Investment Grade Portfolio	11,511,713
DFA Inflation-Protected Securities Portfolio	6,147,320
DFA Short-Term Municipal Bond Portfolio	1,701,618
DFA Intermediate-Term Municipal Bond Portfolio	1,553,044
DFA Selective State Municipal Bond Portfolio	387,774
DFA Short-Term Selective State Municipal Bond Portfolio	165,150
DFA California Short-Term Municipal Bond Portfolio	881,485
DFA California Intermediate-Term Municipal Bond Portfolio	483,012
DFA NY Municipal Bond Portfolio	157,105
Dimensional Retirement Income Fund	72,842
Dimensional 2045 Target Date Retirement Income Fund	119,575
Dimensional 2050 Target Date Retirement Income Fund	88,025
Dimensional 2055 Target Date Retirement Income Fund	59,651
Dimensional 2060 Target Date Retirement Income Fund	45,236
Dimensional 2065 Target Date Retirement Income Fund	8,244
Dimensional 2010 Target Date Retirement Income Fund	18,882
Dimensional 2015 Target Date Retirement Income Fund	31,745
Dimensional 2020 Target Date Retirement Income Fund	93,238
Dimensional 2025 Target Date Retirement Income Fund	168,356
Dimensional 2030 Target Date Retirement Income Fund	192,215
Dimensional 2035 Target Date Retirement Income Fund	168,480
Dimensional 2040 Target Date Retirement Income Fund	133,456
DFA Short-Duration Real Return Portfolio	1,821,898
DFA Municipal Real Return Portfolio	1,584,213
DFA Municipal Bond Portfolio	643,164
World Core Equity Portfolio	750,521
DFA LTIP Portfolio	477,205
U.S. Social Core Equity 2 Portfolio	893,317
U.S. Sustainability Core 1 Portfolio	3,741,492
U.S. Sustainability Targeted Value Portfolio	328,355
International Sustainability Core 1 Portfolio	2,765,730
International Social Core Equity Portfolio	1,220,224
Global Social Core Equity Portfolio	46,795
Emerging Markets Social Core Equity Portfolio	1,219,221
VA U.S. Targeted Value Portfolio	510,769
VA U.S. Large Value Portfolio	432,226
VA International Value Portfolio	421,852
VA International Small Portfolio	291,783
VA Short-Term Fixed Portfolio	354,945

Federal Tax Cost
VA Global Bond Portfolio	$311,107
VIT Inflation-Protected Securities Portfolio	229,690
VA Global Moderate Allocation Portfolio	142,104
U.S. Large Cap Growth Portfolio	1,461,428
U.S. Small Cap Growth Portfolio	746,344
International Large Cap Growth Portfolio	478,950
International Small Cap Growth Portfolio	258,694
DFA Social Fixed Income Portfolio	584,069
DFA Diversified Fixed Income Portfolio	2,138,235
U.S. High Relative Profitability Portfolio	3,511,415
International High Relative Profitability Portfolio	1,419,939
VA Equity Allocation Portfolio	95,085
DFA MN Municipal Bond Portfolio	28,195
DFA California Municipal Real Return Portfolio	278,300
DFA Global Core Plus Fixed Income Portfolio	2,770,460
Emerging Markets Sustainability Core 1 Portfolio	902,903
Emerging Markets Targeted Value Portfolio	217,421
DFA Global Sustainability Fixed Income Portfolio	822,754
DFA Oregon Municipal Bond Portfolio	70,291
DFA Global Core Plus Real Return Portfolio	246,451
Emerging Markets ex China Core Equity Portfolio	555,411
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios' financial statements.
OTHER
The Portfolios are subject to claims and suits that arise  from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.